AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.4%

ASSET-BACKED SECURITIES — 3.8%
Cayman Islands — 2.5%
Black Diamond CLO Ltd.,
Series 2016-1A, Class A2AR, 3 Month LIBOR + 1.750%, 144A
4.515%(c)	04/26/31	1,250	$1,239,416
Dryden CLO Ltd.,
Series 2018-57A, Class A, 3 Month LIBOR + 1.010%, 144A
3.694%(c)	05/15/31	4,025	3,961,574
GoldenTree Loan Opportunities Ltd.,
Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A
3.850%(c)	01/18/31	1,804	1,785,724
Greywolf CLO Ltd.,
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
3.931%(c)	01/27/31	1,674	1,658,658
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.795%(c)	04/26/31	1,205	1,185,084
Series 2018-1A, Class A2, 3 Month LIBOR + 1.630%, 144A
4.395%(c)	04/26/31	1,380	1,354,015
ICG US CLO Ltd.,
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.140%, 144A
3.901%(c)	10/19/28	4,830	4,815,285
Marble Point CLO Ltd.,
Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A
3.960%(c)	12/18/30	3,690	3,657,932
Octagon Loan Funding Ltd.,
Series 2014-1A, Class ARR, 3 Month LIBOR + 1.180%, 144A
3.863%(c)	11/18/31	2,280	2,259,944
OZLM Ltd.,
Series 2018-18A, Class A, 3 Month LIBOR + 1.020%, 144A
3.807%(c)	04/15/31	4,210	4,146,745
Series 2018-22A, Class A1, 3 Month LIBOR + 1.070%, 144A
3.843%(c)	01/17/31	1,773	1,742,578
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A
3.951%(c)	10/20/30	3,612	3,581,948
Sound Point CLO Ltd.,
Series 2018-1A, Class A, 3 Month LIBOR + 1.000%, 144A
3.787%(c)	04/15/31	6,035	5,918,588
THL Credit Wind River CLO Ltd.,
Series 2014-2A, Class AR, 3 Month LIBOR + 1.140%, 144A
3.927%(c)	01/15/31	4,146	4,094,875
Series 2017-4A, Class B, 3 Month LIBOR + 1.450%, 144A
4.094%(c)	11/20/30	1,500	1,465,456

			42,867,822

United States — 1.3%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
8.390%	09/15/23	500	$531,335
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	729,124
DT Auto Owner Trust,
Series 2018-1A, Class A, 144A
2.590%	05/17/21	295	294,596
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,703,529
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,289,753
Invitation Homes Trust,
Series 2018-SFR4, Class E, 1 Month LIBOR + 1.950%, 144A
4.432%(c)	01/17/38	3,497	3,473,676
SoFi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,415,989
Series 2017-2, Class A, 144A
3.280%	02/25/26	1,103	1,105,434
Series 2018-1, Class B, 144A
3.650%	02/25/27	1,406	1,421,117

			20,964,553

TOTAL ASSET-BACKED SECURITIES (cost $64,054,100)			63,832,375

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	2,713	2,778,570
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 1 Month LIBOR + 1.000%, 144A
3.484%(c)	05/15/35	3,000	2,996,209
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 1 Month LIBOR + 1.250%, 144A
3.734%(c)	07/15/35	4,220	4,213,334
BX Trust,
Series 2018-EXCL, Class A, 1 Month LIBOR + 1.088%, 144A
3.571%(c)	09/15/37	2,855	2,836,755
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 1 Month LIBOR + 4.350%, 144A
6.834%(c)	07/15/27	1,185	1,184,410
Cloverleaf Cold Storage Trust,
Series 2019-CHL2, Class A, 1 Month LIBOR + 1.080%, 144A
3.560%(c)	03/15/36	2,843	2,844,116
Series 2019-CHL2, Class C, 1 Month LIBOR + 1.500%, 144A
3.980%(c)	03/15/36	1,141	1,141,682

A1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
Commercial Mortgage Trust,
Series 2013-CR6, Class D, 144A
4.084%(cc)	03/10/46		1,910	$1,837,862
Series 2013-CR10, Class D, 144A
4.793%(cc)	08/10/46		2,020	2,000,990
Series 2013-LC6, Class D, 144A
4.264%(cc)	01/10/46		3,975	3,987,547
CSMC Trust,
Series 2016-MFF, Class D, 1 Month LIBOR + 4.600%, 144A
7.084%(c)	11/15/33		1,311	1,315,580
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 1 Month LIBOR + 1.030%, 144A
3.512%(c)	11/19/35		4,604	4,607,349
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.652%(cc)	01/10/45		524	530,500
Series 2013-G1, Class A1, 144A
2.059%	04/10/31		468	460,845
Series 2014-GC22, Class D, 144A
4.689%(cc)	06/10/47		600	556,056
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.672%(cc)	11/15/48		1,790	1,839,224
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47		98	97,964
Series 2012-CBX, Class E, 144A
5.191%(cc)	06/15/45		1,144	1,076,802
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		902	622,931
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class SNMD, 1 Month LIBOR + 1.735%, 144A
4.218%(c)	11/15/26		1,450	1,345,169
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 1 Month LIBOR + 1.220%, 144A
3.704%(c)	11/15/27		1,873	1,868,446
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		1,112	987,577

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $40,471,945)				41,129,918

CORPORATE BONDS — 30.8%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,509	1,898,504
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,814	3,229,948
3.000%	05/03/22	EUR	869	1,067,108

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,689	$3,117,715

				9,313,275

Brazil — 0.2%
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23		692	645,289
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24		296	317,463
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26		724	718,498
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42		1,850	272,894
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24		1,543	1,641,289

				3,595,433

Canada — 0.9%
Bank of Montreal,
Covered Bonds
0.200%	01/26/23	EUR	3,690	4,174,047
0.750%	09/21/22	EUR	2,129	2,455,254
Canadian Imperial Bank of Commerce,
Covered Bonds
0.150%	07/25/22	EUR	5,837	6,563,374
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD	2,334	1,774,266

				14,966,941

China — 0.3%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
2.250%	05/04/20		4,300	4,264,586
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19		200	200,117

				4,464,703

Denmark — 0.7%
Danske Bank A/S,
Covered Bonds, EMTN
0.125%	02/14/22	EUR	5,790	6,540,857
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	2,410	2,754,471
Sr. Unsec’d. Notes, 144A
5.375%	01/12/24		2,670	2,776,960

				12,072,288

Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23		1,858	1,872,246

A2

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France — 1.8%
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		4,748	$4,924,773
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,447	1,510,014
Sub. Notes, MTN, 144A
5.700%	10/22/23		962	1,025,061
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27	EUR	1,800	2,409,566
CNP Assurances,
Sub. Notes
4.250%(ff)	06/05/45	EUR	3,600	4,463,457
4.500%(ff)	06/10/47	EUR	700	877,048
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	3,300	4,105,251
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	—(rr)		2,582	2,899,978
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		518	510,753
3.375%	01/10/22		750	754,569
4.125%	01/10/27(a)		1,063	1,085,330
Elis SA,
Gtd. Notes, EMTN
2.875%	02/15/26(a)	EUR	1,900	2,186,490
Europcar Mobility Group,
Sec’d. Notes
5.750%	06/15/22	EUR	1,220	1,401,742
Getlink SE,
Sr. Sec’d. Notes
3.625%	10/01/23	EUR	200	233,066
Loxam SAS,
Sr. Sub. Notes
4.250%	04/15/24	EUR	474	556,968
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—(rr)	EUR	1,431	1,687,499

				30,631,565

Germany — 1.3%
Allianz SE,
Sub. Notes
2.241%(ff)	07/07/45	EUR	3,700	4,292,608
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR	1,485	1,695,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
Jr. Sub. Notes
3.250%(ff)	05/26/49	EUR	4,200	5,170,203
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26	EUR	1,149	1,321,377
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	3,800	4,224,119

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes
1.875%	03/30/27	EUR	2,300	$2,539,293
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	2,095	2,496,088

				21,739,046

India — 0.6%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		3,178	3,048,465
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22		3,290	3,299,408
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		3,725	3,463,974

				9,811,847

Ireland — 0.9%
AIB Group PLC,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/12/23		4,271	4,410,558
Allied Irish Banks PLC,
Jr. Sub. Notes, EMTN
7.375%(ff)	—(rr)	EUR	861	1,028,610
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		6,085	6,184,070
James Hardie International Finance DAC,
Gtd. Notes
3.625%	10/01/26	EUR	634	722,408
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26	EUR	2,900	3,383,214

				15,728,860

Italy — 0.9%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	1,864	2,286,786
Enel Finance International NV,
Gtd. Notes, 144A
4.250%	09/14/23		3,508	3,584,971
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		4,215	4,104,230
Sub. Notes, MTN, 144A
5.017%	06/26/24		1,772	1,712,796
UniCredit SpA,
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		3,066	3,052,259

				14,741,042

Japan — 0.6%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	5,135	5,910,250
4.400%	11/26/23		3,981	4,179,290

A3

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Japan (cont’d.)

				$10,089,540

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,809	1,765,081

Kuwait — 0.3%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22		4,446	4,381,533

Mexico — 0.1%
Petroleos Mexicanos,
Gtd. Notes
6.350%	02/12/48		1,272	1,121,459
6.500%	01/23/29		1,116	1,105,956

				2,227,415

Netherlands — 0.6%
ABN AMRO Bank NV,
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	3,900	4,528,840
ASR Nederland NV,
Sub. Notes
5.125%(ff)	09/29/45	EUR	670	829,214
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		85	103,339
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		3,128	3,224,384
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	1,735	1,987,603

				10,673,380

Norway — 0.2%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
2.750%	03/21/22	EUR	2,645	3,221,663

Saudi Arabia — 0.1%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23		2,526	2,576,520

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	200,559

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	2,600	2,897,035
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	3,300	3,799,357
Banco Santander SA,
Jr. Sub. Notes
6.250%(ff)	—(rr)	EUR	1,900	2,183,723
Sr. Unsec’d. Notes
3.500%	04/11/22		2,600	2,624,687

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Spain (cont’d.)
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	01/12/23	EUR	1,900	$2,130,412
1.125%	05/17/24	EUR	1,700	1,937,521

				15,572,735

Supranational Bank — 1.0%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.250%	05/12/25	SEK	150,250	16,846,623

Sweden — 1.1%
Dometic Group AB,
Sr. Unsec’d. Notes, EMTN
3.000%	09/13/23	EUR	1,328	1,492,149
Kommuninvest i Sverige AB,
Sr. Unsec’d. Notes
1.000%	10/02/24	SEK	153,480	16,976,021
Skandinaviska Enskilda Banken AB,
Jr. Sub. Notes
5.625%(ff)	—(rr)		1,000	966,249

				19,434,419

Switzerland — 2.0%
Credit Suisse AG,
Covered Bonds, EMTN
0.750%	09/17/21	EUR	5,725	6,561,947
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—(rr)		2,887	2,878,183
Sr. Unsec’d. Notes
2.125%(ff)	09/12/25	GBP	2,508	3,188,797
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23		2,288	2,323,638
4.550%	04/17/26		1,595	1,665,945
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.875%	09/13/23	EUR	2,800	3,257,141
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27		1,190	1,154,776
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22	EUR	2,755	3,471,703
Covered Bonds, EMTN
1.375%	04/16/21	EUR	2,535	2,934,590
Sub. Notes
7.625%	08/17/22		2,505	2,758,456
UBS Group Funding Switzerland AG,
Gtd. Notes
6.875%(ff)	—(rr)		3,035	3,108,004
7.125%(ff)	—(rr)		214	222,162

				33,525,342

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21	EUR	1,239	1,342,113

A4

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom — 3.2%
Aviva PLC,
Sub. Notes, EMTN
3.375%(ff)	12/04/45	EUR	1,596	$1,848,118
6.125%(ff)	07/05/43	EUR	1,733	2,242,828
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR	875	1,132,302
Barclays PLC,
Jr. Sub. Notes
8.000%(ff)	—(a)(rr)	EUR	2,510	3,029,654
8.000%(ff)	—(rr)		1,763	1,802,668
Sr. Unsec’d. Notes
3.684%	01/10/23		3,050	3,046,367
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—(rr)	EUR	963	1,203,745
Jr. Sub. Notes, EMTN
4.750%(ff)	—(rr)	EUR	600	658,724
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26		2,082	2,147,030
Sub. Notes
4.250%	03/14/24		1,535	1,569,881
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.900%	03/12/24		1,067	1,080,642
4.375%	03/22/28		1,061	1,086,435
Sub. Notes
4.500%	11/04/24		2,033	2,065,858
4.582%	12/10/25		2,475	2,503,840
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		2,265	2,175,244
Sub. Notes, EMTN
2.000%(ff)	07/25/29	EUR	1,570	1,731,590
NatWest Markets PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	06/14/23	EUR	2,250	2,522,521
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25		2,478	2,547,214
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, 3 Month LIBOR + 2.320%
4.921%(c)	—(rr)		1,500	1,395,000
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21		3,975	3,940,736
4.796%(ff)	11/15/24		2,717	2,797,451
Sub. Notes, MTN, 144A
4.750%	09/15/25		1,701	1,688,476
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,653	3,065,238
4.250%	04/12/21	EUR	2,450	2,994,686
Standard Chartered PLC,
Jr. Sub. Notes, 3 Month LIBOR + 1.510%, 144A
4.261%(c)	—(rr)		3,200	2,558,240
Sr. Unsec’d. Notes, 144A
4.247%(ff)	01/20/23		977	992,514
Sub. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
3.950%	01/11/23		243	$244,840
5.200%	01/26/24		578	609,247

				54,681,089

United States — 12.3%
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30		2,710	3,734,921
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	3,333	3,765,498
1.700%	06/15/25	EUR	1,955	2,222,394
American Tower Corp.,
Sr. Unsec’d. Notes
5.900%	11/01/21		1,135	1,214,900
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		2,520	2,533,355
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	1,249	1,506,607
3.400%	05/15/25		4,288	4,243,046
4.125%	02/17/26		1,112	1,136,711
Bank of America Corp.,
Jr. Sub. Notes
5.125%(ff)	—(rr)		1,645	1,639,222
6.500%(ff)	—(rr)		1,721	1,867,354
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	3,340	4,092,720
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23		1,300	1,303,771
Belden, Inc.,
Gtd. Notes
2.875%	09/15/25	EUR	200	227,968
3.375%	07/15/27	EUR	2,225	2,504,292
3.875%	03/15/28	EUR	364	409,785
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		828	825,871
3.875%	01/15/27		1,790	1,710,031
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	10/15/24		2,570	2,549,903
4.250%	04/15/26		1,715	1,702,326
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR	6,821	7,879,944
CBS Corp.,
Gtd. Notes
4.000%	01/15/26		482	489,673
4.200%	06/01/29		2,568	2,581,514
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		3,920	4,136,297
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes^
4.930%	12/30/25		4,200	4,199,999

A5

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—(rr)		2,270	$2,292,699
Sr. Unsec’d. Notes, EMTN
0.750%	10/26/23	EUR	1,487	1,689,341
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	1,794	2,055,495
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		1,205	1,232,462
6.000%	03/01/26		1,685	1,742,913
Crown European Holdings SA,
Gtd. Notes
2.625%	09/30/24	EUR	2,100	2,442,611
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25(a)		1,262	1,337,720
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		3,445	3,536,790
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		420	451,731
DowDuPont, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23		3,320	3,471,828
Enbridge Energy Partners LP,
Gtd. Notes
4.375%	10/15/20		2,750	2,809,840
Energy Transfer Operating LP,
Gtd. Notes
4.250%	03/15/23		2,580	2,646,995
4.500%	04/15/24		1,149	1,198,001
4.650%	06/01/21		1,002	1,033,489
4.900%	02/01/24		621	654,754
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		3,253	3,131,013
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	1,227	1,420,678
2.875%	02/01/26	EUR	1,120	1,293,987
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		2,446	2,360,295
FedEx Corp.,
Gtd. Notes
0.700%	05/13/22	EUR	1,499	1,701,841
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21	EUR	1,359	1,529,772
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27		1,265	1,213,121
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		666	662,463
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.100%	01/17/24		3,684	$3,837,185
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%(ff)	—(rr)		2,252	2,080,285
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	3,450	4,077,088
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		452	446,954
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)		1,302	1,371,983
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	484,405
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24(a)		140	148,575
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		1,749	1,732,193
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		1,229	1,250,508
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		277	285,656
International Business Machines Corp.,
Sr. Unsec’d. Notes
0.375%	01/31/23	EUR	3,475	3,925,804
Sr. Unsec’d. Notes, EMTN
0.875%	01/31/25	EUR	2,223	2,538,837
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23	EUR	1,320	1,609,086
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		616	640,640
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		2,812	3,003,795
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	140,008
3.600%	02/01/25		1,059	1,055,440
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		917	934,056
LKQ European Holdings BV,
Gtd. Notes
3.625%	04/01/26	EUR	102	117,371
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		163	256,242
Medtronic Global Holdings SCA,
Gtd. Notes
1.125%	03/07/27	EUR	1,703	1,966,607
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27(a)		2,439	2,524,365

A6

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	$155,840
Morgan Stanley,
Jr. Sub. Notes
5.550%(ff)	—(rr)		1,265	1,287,264
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR	5,870	6,720,322
1.750%	03/11/24	EUR	3,455	4,074,165
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23(a)		983	938,274
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		939	1,480,456
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		2,490	2,602,050
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24		1,096	1,120,660
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26	EUR	499	569,826
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26(a)		1,910	1,867,025
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		3,193	3,205,452
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.625%	11/08/24	EUR	3,700	4,150,457
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		2,188	2,180,674
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27(a)		4,243	4,205,334
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23		170	171,910
4.750%	01/01/25		805	782,117
4.875%	03/01/24(a)		820	815,180
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		525	515,262
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27(a)		764	725,800
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)		2,330	2,347,475
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29		4,305	4,353,431
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.875%	01/15/23		1,217	$1,236,350
Synchrony Financial,
Sr. Unsec’d. Notes
4.375%	03/19/24		521	527,718
4.500%	07/23/25		3,180	3,192,013
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		533	543,896
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24	EUR	1,395	1,636,566
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		683	665,925
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)		2,103	2,190,275
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27(a)		1,060	1,102,400
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	03/01/26		1,213	1,240,564
4.350%	03/01/29		1,364	1,410,197
U.S. Bancorp,
Jr. Sub. Notes
5.300%(ff)	—(rr)		1,761	1,791,818
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		2,575	2,536,375
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24		1,194	1,213,845
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24		1,383	1,395,760
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR	315	381,434
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)		2,553	2,438,115
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25		1,192	1,216,669
4.500%	11/15/23		368	386,262
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27	EUR	2,199	2,476,030
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22		123	123,092
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/24(a)		2,545	2,595,900

				209,385,202

TOTAL CORPORATE BONDS (cost $524,566,721)				524,860,460

A7

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.9%
Bermuda — 0.6%
Bellemeade Re Ltd.,
Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A
3.836%(c)	08/25/28	1,514	$1,514,569
Series 2019-1A, Class M1B, 1 Month LIBOR + 1.750%, 144A
4.234%(c)	03/25/29	3,154	3,153,727
Eagle Re Ltd.,
Series 2018-1, Class M1, 1 Month LIBOR + 1.700%, 144A
4.186%(c)	11/25/28	3,483	3,496,125
Radnor Re Ltd.,
Series 2019-1, Class M1B, 1 Month LIBOR + 1.950%, 144A
4.436%(c)	02/25/29	1,879	1,885,136

			10,049,557

United States — 3.3%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 1 Month LIBOR + 2.300%, 144A
4.786%(c)	08/25/31	1,669	1,679,773
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
3.436%(c)	05/25/24	42	41,520
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
7.486%(c)	11/25/24	2,993	3,339,902
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.786%(c)	02/25/25	2,189	2,386,316
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
6.486%(c)	05/25/25	1,552	1,675,796
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
6.486%(c)	05/25/25	2,705	2,896,417
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.486%(c)	07/25/25	1,110	1,236,484
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.486%(c)	07/25/25	4,417	4,851,982
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
8.036%(c)	04/25/28	4,384	4,907,129
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
9.236%(c)	08/25/28	2,842	3,295,182
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
9.436%(c)	08/25/28	727	841,030
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
8.486%(c)	09/25/28	2,626	2,992,132
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
7.786%(c)	10/25/28	432	495,327
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
8.386%(c)	10/25/28	2,585	2,924,258
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.736%(c)	01/25/29	1,227	1,349,820
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.936%(c)	01/25/29	3,299	3,610,364
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
6.836%(c)	05/25/29	1,043	1,141,844
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
6.136%(c)	09/25/29	1,284	1,383,007

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
5.086%(c)	12/25/27		466	$471,917
Series 2015-DNA3, Class M3, 1 Month LIBOR + 4.700%
7.186%(c)	04/25/28		684	788,597
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
5.136%(c)	03/25/28		654	662,373
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
5.286%(c)	05/25/28		1,052	1,072,398
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
7.286%(c)	05/25/28		498	565,103
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.386%(c)	07/25/28		739	751,507
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
7.136%(c)	10/25/28		1,114	1,243,374
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.486%(c)	12/25/28		440	443,293
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	03/25/29		580	582,616
Series 2016-HQA1, Class M3, 1 Month LIBOR + 6.350%
8.836%(c)	09/25/28		1,182	1,409,196
Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%
5.936%(c)	10/25/29		3,059	3,305,888
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 1 Month LIBOR + 4.250%, 144A
6.736%(c)	11/25/24		913	992,358
Series 2015-CH1, Class M1, 1 Month LIBOR + 2.000%, 144A
4.486%(c)	10/25/25		153	153,589
PMT Credit Risk Transfer Trust,
Series 2019-1R, Class A, 1 Month LIBOR + 2.000%, 144A
4.484%(c)	03/27/24		2,645	2,651,547

				56,142,039

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $62,777,916)				66,191,596

SOVEREIGN BONDS — 34.5%
Angola — 0.0%
Republic of Angola Via Northern Lights III BV,
Sr. Sec’d. Notes
7.000%	08/17/19		337	337,844

Argentina — 0.2%
Argentine Bonos del Tesoro,
Bonds
16.000%	10/17/23	ARS	78,052	1,325,163
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	1,962,412

				3,287,575

Austria — 0.6%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	8,925	10,271,119

A8

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Belgium — 1.9%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	10.274	$12,115,339
0.900%	06/22/29	EUR	11,550	13,582,101
1.700%	06/22/50	EUR	5,888	7,007,054

				32,704,494

Brazil — 1.4%
Brazil Notas do Tesouro Nacional,
Notes
10.000%	01/01/23	BRL	85,300	22,994,818
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28		525	529,205

				23,524,023

Canada — 0.2%
Canadian Government Bond,
Bonds
2.750%	12/01/48	CAD	952	847,030
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	256,918
Unsec’d. Notes
2.600%	06/02/25	CAD	789	605,121
Province of Quebec,
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	963,910

				2,672,979

Costa Rica — 0.1%
Costa Rica Government International Bond,
Bonds, 144A
4.370%	05/22/19		1,335	1,332,998

Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
7.500%	05/06/21		1,790	1,857,143
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,323,003

				4,180,146

Egypt — 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, MTN, 144A
6.200%	03/01/24		331	334,744
7.500%	01/31/27		2,525	2,643,473

				2,978,217

Finland — 0.6%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	8,629	9,899,935

France — 3.9%
French Republic Government Bond OAT,
Bonds
0.750%	11/25/28	EUR	3,590	4,216,041
1.000%	05/25/27	EUR	30,786	37,139,151
3.500%	04/25/26	EUR	12,560	17,690,740

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
France (cont’d.)
Bonds, 144A
1.750%	06/25/39	EUR	5,689	$7,271,359

				66,317,291

Gabon — 0.1%
Gabon Government International Bond,
Bonds
6.375%	12/12/24		1,740	1,664,373

Germany — 3.7%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.500%	02/15/28	EUR	17,950	21,343,639
2.500%	07/04/44	EUR	18,002	29,745,595
2.500%	08/15/46	EUR	7,363	12,375,494

				63,464,728

Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.450%	02/11/24		825	859,714
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		9,324	10,283,952

				11,143,666

Ireland — 0.7%
Ireland Government Bond,
Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	11,639,887

Italy — 2.8%
Italy Buoni Poliennali Del Tesoro,
Bonds
1.350%	04/15/22	EUR	14,995	16,986,977
2.200%	06/01/27	EUR	10,985	12,289,433
Bonds, 144A
3.850%	09/01/49	EUR	11,362	13,384,692
Unsec’d. Notes, 144A
3.350%	03/01/35	EUR	5,094	5,904,191

				48,565,293

Ivory Coast — 0.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.375%	07/23/24		3,045	2,976,073
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	398,436

				3,374,509

Japan — 7.9%
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes
1.100%	12/20/21	JPY	1,211,600	11,314,789
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	3,009,700	28,325,071
0.600%	12/20/36	JPY	1,039,200	9,929,831
1.400%	09/20/34	JPY	1,594,600	17,093,571
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	4,757,137	42,277,474

A9

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Japan (cont’d.)
0.100%	03/10/28	JPY	2,905,704	$26,056,064

				134,996,800

Malaysia — 1.2%
Malaysia Government Bond,
Sr. Unsec’d. Notes
3.480%	03/15/23	MYR	12,960	3,161,726
3.757%	04/20/23	MYR	32,140	7,930,570
4.059%	09/30/24	MYR	17,779	4,421,651
4.181%	07/15/24	MYR	17,700	4,438,883

				19,952,830

New Zealand — 0.3%
New Zealand Government Inflation Linked Bond,
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	5,580	4,446,581

Nigeria — 0.2%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
5.625%	06/27/22		1,630	1,647,620
6.750%	01/28/21		1,565	1,612,138

				3,259,758

Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes
5.250%	01/20/20		100	101,758
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,221	2,284,232

				2,385,990

Saudi Arabia — 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29		2,076	2,162,092
5.250%	01/16/50		2,755	2,938,152

				5,100,244

South Africa — 1.4%
Republic of South Africa Government Bond,
Bonds
8.750%	02/28/48	ZAR	213,856	13,385,294
10.500%	12/21/26	ZAR	131,890	10,081,379

				23,466,673

Spain — 1.4%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26	EUR	9,039	11,073,054
2.350%	07/30/33	EUR	9,040	11,177,430
2.900%	10/31/46	EUR	1,347	1,737,655

				23,988,139

Sri Lanka — 0.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		757	771,842
7.850%	03/14/29		800	834,646

				1,606,488

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Supranational Bank — 0.9%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.125%	10/17/23	EUR	9,504	$10,808,606
3.375%	04/03/37	EUR	2,460	3,845,245

				14,653,851

United Kingdom — 3.2%
United Kingdom Gilt,
Bonds
1.500%	07/22/47	GBP	1,450	1,862,877
1.625%	10/22/28	GBP	20,170	27,754,097
1.750%	09/07/22	GBP	2,955	3,989,773
2.000%	09/07/25	GBP	3,455	4,845,766
2.250%	09/07/23	GBP	11,320	15,739,353

				54,191,866

Uruguay — 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	47,242	1,227,485
9.875%	06/20/22	UYU	29,252	867,033

				2,094,518

TOTAL SOVEREIGN BONDS (cost $582,435,024)				587,502,815

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corp.
4.000%	12/01/48		8,224	8,546,013
4.500%	11/01/48		7,999	8,448,719
4.500%	02/01/49		6,634	7,033,414
Federal National Mortgage Assoc.
3.500%	01/01/48		8,555	8,686,454
3.500%	02/01/48		4,445	4,513,370
3.500%	03/01/48		7,345	7,458,036
3.500%	03/01/48		3,929	4,002,576
3.500%	06/01/48		1,893	1,922,037
3.500%	06/01/48		1,880	1,908,930
3.500%	06/01/48		1,346	1,366,419
4.000%	08/01/48		3,767	3,912,511
4.000%	09/01/48		18,029	18,720,627
4.500%	TBA(tt)		13,205	13,758,217
4.500%	09/01/48		14,781	15,587,294
4.500%	09/01/48		9,304	9,811,415
5.000%	TBA(tt)		16,200	17,126,695

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $130,642,811)				132,802,727

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
3.000%	11/15/45		46,253	48,001,942
3.125%	08/15/44		3,691	3,912,316
U.S. Treasury Notes
1.375%	09/30/20		11,700	11,529,984
2.000%	10/31/22		9,982	9,901,868
2.250%	02/15/27		11,870	11,778,657
2.250%	08/15/27		3,793	3,756,799
2.750%	02/15/24		18,290	18,709,384

A10

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.750%	02/15/28(h)	80,807	$83,111,261

TOTAL U.S. TREASURY OBLIGATIONS (cost $186,413,042)			190,702,211

TOTAL LONG-TERM INVESTMENTS (cost $1,591,361,559)			1,607,022,102

		Shares

SHORT-TERM INVESTMENTS — 8.5%

AFFILIATED MUTUAL FUNDS — 4.6%
PGIM Core Ultra Short Bond Fund(w)		52,985,011	52,985,011
PGIM Institutional Money Market Fund (cost $25,389,789; includes $25,335,773 of cash collateral for securities on loan)(b)(w)		25,382,180	25,387,256

TOTAL AFFILIATED MUTUAL FUNDS (cost $78,374,800)			78,372,267

		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 3.9%
U.S. Treasury Bills
2.379%	04/11/19	17,015	17,003,778
2.491%	05/30/19(h)	50,395	50,200,703

TOTAL U.S. TREASURY OBLIGATIONS (cost $67,195,540)			67,204,481

TOTAL SHORT-TERM INVESTMENTS (cost $145,570,340)			145,576,748

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.9% (cost $1,736,931,899)			1,752,598,850

Value

OPTIONS WRITTEN~* — (0.0)%
(premiums received $247,917)	$(254,642)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.9% (cost $1,736,683,982)	1,752,344,208
Liabilities in excess of other assets(z) — (2.9)%	(49,186,560)

NET ASSETS — 100.0%	$1,703,157,648

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,199,999 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,705,332; cash collateral of $25,335,773 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(rr)	Perpetual security with no stated maturity date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $29,405,000 is 1.7% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A11

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option NZD vs AUD	Call	Deutsche Bank AG London	07/25/19	1.01	—	NZD	11,580	$(24,636)
Currency Option CNH vs USD	Put	BNP Paribas	04/18/19	7.00	—	CNH	56,910	(516)
Currency Option NZD vs CAD	Put	JPMorgan Chase Bank, N.A.	07/26/19	0.86	—	NZD	12,100	(23,512)
Currency Option SGD vs CHF	Put	UBS AG	06/14/19	1.55	—	SGD	6,510	(58)
Currency Option TRY vs EUR	Put	Goldman Sachs Bank USA	05/02/19	6.83	—	TRY	24,605	(117,928)
Currency Option ZAR vs EUR	Put	JPMorgan Chase Bank, N.A.	05/31/19	16.65	—	ZAR	61,439	(87,992)

Total Options Written (premiums received $247,917)								$(254,642)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,193	2 Year U.S. Treasury Notes	Jun. 2019	$254,220,844	$1,062,640
19	10 Year Japanese Bonds	Jun. 2019	26,277,362	122,575
31	10 Year U.S. Ultra Treasury Notes	Jun. 2019	4,116,219	88,399
40	20 Year U.S. Treasury Bonds	Jun. 2019	5,986,250	137,219
36	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	6,048,000	338,695

				1,749,528

Short Positions:
605	5 Year Euro-Bobl	Jun. 2019	90,357,055	(608,418)
254	5 Year U.S. Treasury Notes	Jun. 2019	29,420,344	(309,563)
36	10 Year Canadian Government Bonds	Jun. 2019	3,745,606	(73,813)
89	10 Year Euro-Bund	Jun. 2019	16,606,757	(331,457)
84	10 Year U.K. Gilt	Jun. 2019	14,153,898	(230,456)
683	10 Year U.S. Treasury Notes	Jun. 2019	84,841,406	(1,264,617)
85	30 Year Euro Buxl	Jun. 2019	18,274,628	(823,817)
71	Euro-OAT	Jun. 2019	12,955,792	(352,164)

				(3,994,305)

				$(2,244,777)

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/23/19	BNP Paribas	AUD	5,867	$4,163,598	$4,167,570	$3,972	$—
Expiring 04/23/19	HSBC Bank USA, N.A.	AUD	90,733	63,742,559	64,456,602	714,043	—
Brazilian Real,
Expiring 04/02/19	Barclays Bank PLC	BRL	50,278	13,451,730	12,837,938	—	(613,792)
Expiring 04/02/19	Morgan Stanley Capital Services LLC	BRL	9,526	2,509,033	2,432,462	—	(76,571)
Expiring 05/03/19	Royal Bank of Scotland PLC	BRL	2,676	690,141	681,929	—	(8,212)
Chinese Renminbi,
Expiring 06/12/19	Citibank, N.A.	CNH	100,339	14,939,271	14,921,687	—	(17,584)

A12

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/10/19	Citibank, N.A.	EUR	4,780	$5,561,734	$5,367,726	$—	$(194,008)
Expiring 04/10/19	JPMorgan Chase Bank, N.A.	EUR	20,966	23,992,440	23,542,817	—	(449,623)
Expiring 04/10/19	Standard Chartered Bank	EUR	19,029	21,747,196	21,367,230	—	(379,966)
Expiring 04/10/19	UBS AG	EUR	33,450	38,037,203	37,560,475	—	(476,728)
Expiring 04/10/19	UBS AG	EUR	14,728	16,534,781	16,537,932	3,151	—
Expiring 04/10/19	UBS AG	EUR	13,926	15,943,769	15,637,178	—	(306,591)
Expiring 04/10/19	UBS AG	EUR	7,605	8,591,821	8,539,998	—	(51,823)
Expiring 04/10/19	UBS AG	EUR	6,957	7,897,404	7,812,006	—	(85,398)
Expiring 04/10/19	UBS AG	EUR	5,692	6,535,171	6,391,560	—	(143,611)
Indian Rupee,
Expiring 07/16/19	Citibank, N.A.	INR	583,741	8,319,662	8,314,823	—	(4,839)
Expiring 07/16/19	Standard Chartered Bank	INR	582,690	8,244,759	8,299,857	55,098	—
Japanese Yen,
Expiring 04/11/19	Goldman Sachs International	JPY	2,069,395	18,697,576	18,693,710	—	(3,866)
Mexican Peso,
Expiring 06/13/19	Credit Suisse International	MXN	156,113	8,190,465	7,943,937	—	(246,528)
Expiring 06/13/19	Standard Chartered Bank	MXN	167,769	8,746,853	8,537,047	—	(209,806)
New Zealand Dollar,
Expiring 04/26/19	Morgan Stanley Capital Services LLC	NZD	11,022	7,509,678	7,509,642	—	(36)
Norwegian Krone,
Expiring 04/12/19	Goldman Sachs International	NOK	106,389	12,507,558	12,341,770	—	(165,788)
Polish Zloty,
Expiring 04/08/19	Goldman Sachs International	PLN	13,533	3,607,899	3,525,989	—	(81,910)
Expiring 04/08/19	JPMorgan Chase Bank, N.A.	PLN	29,942	7,985,417	7,801,148	—	(184,269)
South Korean Won,
Expiring 05/16/19	HSBC Bank USA, N.A.	KRW	17,691,650	15,802,607	15,608,811	—	(193,796)
Expiring 05/16/19	Standard Chartered Bank	KRW	15,693,627	14,052,040	13,846,015	—	(206,025)
Swedish Krona,
Expiring 04/12/19	Citibank, N.A.	SEK	44,570	4,981,541	4,798,899	—	(182,642)

				$362,983,906	$359,476,758	776,264	(4,283,412)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/23/19	Natwest Markets PLC	AUD	103,728	$73,850,030	$73,688,186	$161,844	$—
Brazilian Real,
Expiring 04/02/19	Barclays Bank PLC	BRL	28,158	7,280,624	7,189,810	90,814	—
Expiring 04/02/19	Morgan Stanley Capital Services LLC	BRL	28,970	7,460,102	7,397,242	62,860	—
Expiring 04/02/19	Royal Bank of Scotland PLC	BRL	2,676	691,496	683,347	8,149	—
Expiring 05/03/19	HSBC Bank USA, N.A.	BRL	32,044	8,067,175	8,165,227	—	(98,052)
Expiring 05/03/19	Morgan Stanley Capital Services LLC	BRL	27,002	6,781,991	6,880,321	—	(98,330)
Expiring 05/03/19	Morgan Stanley Capital Services LLC	BRL	22,387	5,788,005	5,704,529	83,476	—
Expiring 05/03/19	Morgan Stanley Capital Services LLC	BRL	13,275	3,427,275	3,382,562	44,713	—
British Pound,
Expiring 04/09/19	Bank of America, N.A.	GBP	1,262	1,675,632	1,644,010	31,622	—

A13

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/09/19	Citibank, N.A.	GBP	30,017	$39,616,282	$39,117,822	$498,460	$—
Expiring 04/09/19	Credit Suisse International	GBP	9,045	11,908,266	11,787,416	120,850	—
Expiring 04/09/19	JPMorgan Chase Bank, N.A.	GBP	540	705,601	704,292	1,309	—
Expiring 04/09/19	JPMorgan Chase Bank, N.A.	GBP	418	552,450	544,777	7,673	—
Canadian Dollar,
Expiring 05/09/19	BNP Paribas	CAD	29,675	22,267,260	22,229,259	38,001	—
Expiring 05/09/19	BNP Paribas	CAD	14,012	10,460,746	10,496,057	—	(35,311)
Euro,
Expiring 04/10/19	Australia & New Zealand Banking Group Ltd.	EUR	2,239	2,523,322	2,514,236	9,086	—
Expiring 04/10/19	Bank of America, N.A.	EUR	3,900	4,422,532	4,379,138	43,394	—
Expiring 04/10/19	Bank of America, N.A.	EUR	2,262	2,616,572	2,539,934	76,638	—
Expiring 04/10/19	Bank of America, N.A.	EUR	2,130	2,437,661	2,392,234	45,427	—
Expiring 04/10/19	Bank of America, N.A.	EUR	1,618	1,853,754	1,816,796	36,958	—
Expiring 04/10/19	Bank of America, N.A.	EUR	1,264	1,436,096	1,418,988	17,108	—
Expiring 04/10/19	Bank of America, N.A.	EUR	1,116	1,277,527	1,253,665	23,862	—
Expiring 04/10/19	Bank of New York Mellon	EUR	317	364,930	356,491	8,439	—
Expiring 04/10/19	Bank of New York Mellon	EUR	308	351,986	345,726	6,260	—
Expiring 04/10/19	Barclays Bank PLC	EUR	4,032	4,635,399	4,527,937	107,462	—
Expiring 04/10/19	Barclays Bank PLC	EUR	2,088	2,363,085	2,344,107	18,978	—
Expiring 04/10/19	BNP Paribas	EUR	3,598	4,134,286	4,039,964	94,322	—
Expiring 04/10/19	BNP Paribas	EUR	2,932	3,297,426	3,292,654	4,772	—
Expiring 04/10/19	Citibank, N.A.	EUR	48,154	54,164,471	54,071,100	93,371	—
Expiring 04/10/19	Citibank, N.A.	EUR	3,268	3,745,811	3,670,066	75,745	—
Expiring 04/10/19	Citibank, N.A.	EUR	2,695	3,076,468	3,025,626	50,842	—
Expiring 04/10/19	Citibank, N.A.	EUR	1,731	1,975,130	1,943,897	31,233	—
Expiring 04/10/19	Citibank, N.A.	EUR	1,137	1,317,500	1,277,077	40,423	—
Expiring 04/10/19	Citibank, N.A.	EUR	1,044	1,198,025	1,171,977	26,048	—
Expiring 04/10/19	Credit Suisse International	EUR	16,803	18,921,143	18,867,894	53,249	—
Expiring 04/10/19	Deutsche Bank AG	EUR	598	694,083	671,382	22,701	—
Expiring 04/10/19	Goldman Sachs International	EUR	8,655	9,863,243	9,718,762	144,481	—
Expiring 04/10/19	Goldman Sachs International	EUR	2,007	2,276,600	2,253,451	23,149	—
Expiring 04/10/19	HSBC Bank USA, N.A.	EUR	4,726	5,352,597	5,306,685	45,912	—
Expiring 04/10/19	HSBC Bank USA, N.A.	EUR	2,019	2,305,426	2,267,308	38,118	—
Expiring 04/10/19	HSBC Bank USA, N.A.	EUR	1,419	1,633,434	1,593,067	40,367	—
Expiring 04/10/19	JPMorgan Chase Bank, N.A.	EUR	15,246	17,369,410	17,119,273	250,137	—
Expiring 04/10/19	JPMorgan Chase Bank, N.A.	EUR	6,613	7,538,737	7,425,909	112,828	—
Expiring 04/10/19	Morgan Stanley Capital Services LLC	EUR	3,952	4,504,713	4,437,531	67,182	—
Expiring 04/10/19	Natwest Markets PLC	EUR	16,990	19,427,985	19,077,571	350,414	—
Expiring 04/10/19	Natwest Markets PLC	EUR	1,247	1,419,487	1,400,575	18,912	—
Expiring 04/10/19	Standard Chartered Bank	EUR	17,464	19,921,936	19,609,549	312,387	—
Expiring 04/10/19	UBS AG	EUR	375,355	433,528,778	421,482,119	12,046,659	—
Expiring 04/10/19	UBS AG	EUR	5,002	5,765,400	5,616,252	149,148	—
Israeli Shekel,
Expiring 04/16/19	Credit Suisse International	ILS	58,202	15,911,755	16,041,280	—	(129,525)
Japanese Yen,
Expiring 04/11/19	Citibank, N.A.	JPY	2,187,107	19,815,770	19,757,050	58,720	—
Expiring 04/11/19	Goldman Sachs International	JPY	14,783,776	133,999,014	133,548,009	451,005	—
Mexican Peso,
Expiring 06/13/19	Credit Suisse International	MXN	80,750	4,132,685	4,109,004	23,681	—
Expiring 06/13/19	Standard Chartered Bank	MXN	152,108	7,903,960	7,740,138	163,822	—

A14

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 04/26/19	Morgan Stanley Capital Services LLC	NZD	29,180	$20,051,662	$19,881,882	$169,780	$—
Norwegian Krone,
Expiring 04/12/19	Goldman Sachs International	NOK	35,858	4,180,547	4,159,785	20,762	—
Expiring 04/12/19	Goldman Sachs International	NOK	34,462	4,041,350	3,997,829	43,521	—
South African Rand,
Expiring 04/17/19	BNP Paribas	ZAR	104,162	7,299,071	7,202,697	96,374	—
Expiring 04/17/19	BNP Paribas	ZAR	36,109	2,530,080	2,496,886	33,194	—
Expiring 04/17/19	BNP Paribas	ZAR	27,485	1,879,791	1,900,561	—	(20,770)
Expiring 04/17/19	BNP Paribas	ZAR	19,848	1,370,254	1,372,449	—	(2,195)
Expiring 04/17/19	Goldman Sachs International	ZAR	38,209	2,648,597	2,642,126	6,471	—
Expiring 04/17/19	Goldman Sachs International	ZAR	10,831	746,709	748,952	—	(2,243)
Expiring 04/17/19	HSBC Bank USA, N.A.	ZAR	59,828	4,138,094	4,137,025	1,069	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	ZAR	28,533	1,940,371	1,972,988	—	(32,617)
Expiring 04/17/19	Societe Generale	ZAR	16,523	1,162,057	1,142,546	19,511	—
South Korean Won,
Expiring 05/16/19	HSBC Bank USA, N.A.	KRW	19,406,707	17,095,408	17,121,954	—	(26,546)
Expiring 05/16/19	UBS AG	KRW	9,294,781	8,182,354	8,200,506	—	(18,152)
Swedish Krona,
Expiring 04/12/19	Citibank, N.A.	SEK	38,586	4,182,295	4,154,543	27,752	—
Expiring 04/12/19	Goldman Sachs International	SEK	283,822	30,625,491	30,559,209	66,282	—
Swiss Franc,
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	CHF	21,781	21,762,969	22,034,990	—	(272,021)

				$1,163,848,172	$1,147,766,207	16,817,727	(735,762)

						$17,593,991	$(5,019,174)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
07/29/19	Buy	AUD	2,264	NZD	2,373	$—	$(7,997)	Credit Suisse International
05/03/19	Buy	EUR	217	TRY	1,367	8,719	—	Credit Suisse International Goldman Sachs
05/03/19	Buy	EUR	503	TRY	3,163	19,688	—	International JPMorgan Chase Bank,
06/04/19	Buy	EUR	760	ZAR	11,964	35,212	—	N.A.
07/29/19	Buy	NZD	2,372	AUD	2,264	7,921	—	Deutsche Bank AG
04/10/19	Buy	PLN	15,973	EUR	3,702	5,195	—	BNP Paribas
05/03/19	Buy	TRY	4,532	EUR	720	—	(28,199)	Credit Suisse International
06/04/19	Buy	ZAR	11,964	EUR	760	—	(35,211)	Credit Suisse International

						$76,735	$(71,407)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

CDX.NA.HY.31.V3	12/20/23	5.000%(Q)	16,466	$(1,094,005)	$(1,130,234)	$(36,229)

CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	34,235	(2,128,386)	(2,332,488)	(204,102)

A15

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):

iTraxx Australia Series 31.V1	06/20/24	1.000%(Q)	42,500	$(477,821)	$(515,806)	$(37,985)

				$(3,700,212)	$(3,978,528)	$(278,316)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	78,890	0.401%	$1,256,535	$1,514,557	$258,022

CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	42,500	0.630%	750,683	768,839	18,156

					$2,007,218	$2,283,396	$276,178

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.BBB	05/11/63	3.000%(M)	5,879	*	$(743,043)	$(363,598)	$(379,445)	Deutsche Bank AG

CMBX.BBB	05/11/63	3.000%(M)	5,151	*	(651,461)	(386,626)	(264,835)	Deutsche Bank AG

CMBX.BBB	05/11/63	3.000%(M)	2,633	*	(332,783)	(163,295)	(169,488)	Credit Suisse International

CMBX.BBB	05/11/63	3.000%(M)	1,292	*	(163,295)	(85,946)	(77,349)	Deutsche Bank AG

CMBX.BBB	05/11/63	3.000%(M)	574	*	(72,595)	(45,935)	(26,660)	Deutsche Bank AG

CMBX.NA.BBB.6	05/11/63	3.000%(M)	11,150	*	(1,409,241)	(210,581)	(1,198,660)	Morgan Stanley Capital Services LLC

CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(758,337)	(80,225)	(678,112)	Morgan Stanley Capital Services LLC

CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(239,634)	(121,747)	(117,887)	Credit Suisse International

					$(4,370,389)	$(1,457,953)	$(2,912,436)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A16

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

EUR	55,150	01/15/24	0.201%(A)	6 Month EURIBOR(2)(S)	$—	$641,337	$641,337

GBP	162,320	03/01/21	1.113%(S)	6 Month GBP LIBOR(2)(S)	(2,216)	675,145	677,361

GBP	34,050	03/01/29	1.501%(S)	6 Month GBP LIBOR(1)(S)	1,260	(1,270,260)	(1,271,520)

	74,100	09/11/23	2.883%(S)	3 Month LIBOR(2)(Q)	—	1,866,133	1,866,133

	33,530	09/10/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(2,831,667)	(2,831,667)

					$(956)	$(919,312)	$(918,356)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Morgan Stanley	$9,357,119	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Sovereign Bonds	34.5%
U.S. Treasury Obligations	15.1
Banks	12.4
U.S. Government Agency Obligations	7.8
Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	4.6
Residential Mortgage-Backed Securities	3.9
Collateralized Loan Obligations	2.5
Commercial Mortgage-Backed Securities	2.4
Insurance	2.2
Foreign Government Bonds	1.0
Multi-National	1.0
Pipelines	1.0
Telecommunications	0.9
Auto Manufacturers	0.9

Oil & Gas	0.8%
Pharmaceuticals	0.8
Agriculture	0.8
Electric	0.7
Commercial Services	0.7
Computers	0.7
Automobiles	0.6
Chemicals	0.6
Diversified Financial Services	0.6
Media	0.6
Real Estate Investment Trusts (REITs)	0.6
Semiconductors	0.6
Leisure Time	0.6
Consumer Loans	0.4
Transportation	0.4
Mining	0.3
Healthcare-Services	0.3
Auto Parts & Equipment	0.2
Foods	0.2
Savings & Loans	0.2
Other	0.2

A17

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forest Products & Paper	0.2%
Trucking & Leasing	0.2
Electrical Components & Equipment	0.2
Internet	0.2
Packaging & Containers	0.1
Household Products/Wares	0.1
Healthcare-Products	0.1
Entertainment	0.1
Aerospace & Defense	0.1
Hand/Machine Tools	0.1
Software	0.1
Holding Companies-Diversified	0.1
Machinery-Diversified	0.1

Metal Fabricate/Hardware	0.1%
Building Materials	0.0	*
Iron/Steel	0.0	*
Engineering & Construction	0.0	*
Lodging	0.0	*

	102.9
Options Written	(0.0	)*
Liabilities in excess of other assets	(2.9)

	100.0%

* Less than +/- 0.05%

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 88.2%

AFFILIATED MUTUAL FUNDS — 53.8%
AST AQR Emerging Markets Equity Portfolio*	9,076,639	$103,201,382
AST BlackRock Low Duration Bond Portfolio*	69,159	761,436
AST BlackRock/Loomis Sayles Bond Portfolio*	2,541,679	35,608,925
AST ClearBridge Dividend Growth Portfolio*	1,867,782	35,450,509
AST Cohen & Steers Global Realty Portfolio*	17,843,055	245,342,003
AST Cohen & Steers Realty Portfolio	11,716,416	150,673,116
AST Goldman Sachs Large-Cap Value Portfolio*	135,160	4,289,970
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	99,128,223
AST Government Money Market Portfolio	251,944	251,944
AST High Yield Portfolio*	16,155,169	171,406,339
AST Hotchkis & Wiley Large-Cap Value Portfolio*	865,000	25,309,915
AST International Growth Portfolio*	10,492,719	186,770,406
AST International Value Portfolio*	14,175,630	276,141,270
AST Jennison Large-Cap Growth Portfolio*	192,764	6,916,378
AST Loomis Sayles Large-Cap Growth Portfolio*	215,818	12,144,060
AST MFS Growth Portfolio*	246,290	7,031,583
AST MFS Large-Cap Value Portfolio*	2,438,509	49,599,282
AST Mid-Cap Growth Portfolio*	10,374,899	110,285,180
AST Neuberger Berman Long/Short Portfolio*	1,000,000	11,170,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,786,474	92,148,680
AST Parametric Emerging Markets Equity Portfolio*	5,919,543	55,110,948
AST PIMCO Dynamic Bond Portfolio*	1,119,260	11,013,516
AST Prudential Core Bond Portfolio*	7,762,993	97,968,970
AST QMA International Core Equity Portfolio*	16,276,340	193,037,389
AST QMA US Equity Alpha Portfolio*	5,637,812	176,745,395
AST Small-Cap Growth Opportunities Portfolio*	465,545	9,999,900
AST Small-Cap Growth Portfolio*	199,921	9,842,130
AST Small-Cap Value Portfolio*	1,205,753	32,121,251
AST T. Rowe Price Large-Cap Growth Portfolio*	208,368	8,597,276
AST T. Rowe Price Large-Cap Value Portfolio*	1,726,276	26,239,391
AST T. Rowe Price Natural Resources Portfolio*	1,061,053	23,003,628
AST WEDGE Capital Mid-Cap Value Portfolio*	3,958,622	95,917,408
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,586,000
AST Western Asset Core Plus Bond Portfolio*	5,964,294	77,774,393

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,825,156,582)(w)		2,453,588,196

	Shares	Value
COMMON STOCKS — 9.1%
Aerospace & Defense — 0.0%
AAR Corp.(u)	7,400	$240,574
Arconic, Inc.(u)	23,200	443,352
Huntington Ingalls Industries, Inc.(u)	2,000	414,400
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	4,900	448,497
Vectrus, Inc.*(u)	8,400	223,356

		1,770,179

Air Freight & Logistics — 0.0%
bpost SA (Belgium)	12,282	133,151
Cia de Distribucion Integral Logista Holdings SA (Spain)	2,119	49,961
CTT-Correios de Portugal SA (Portugal)	5,356	15,506
Forward Air Corp.(u)	300	19,419
Hub Group, Inc. (Class A Stock)*(u)	9,600	392,160
PostNL NV (Netherlands)	26,913	68,972

		679,169

Airlines — 0.1%
Air Canada (Canada)*	19,494	469,863
Deutsche Lufthansa AG (Germany)(u)	53,087	1,168,254
Japan Airlines Co. Ltd. (Japan)	11,000	387,355
SkyWest, Inc.(u)	600	32,574
Southwest Airlines Co.(u)	7,600	394,516

		2,452,562

Auto Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	319	37,788
CIR-Compagnie Industriali Riunite SpA (Italy)	7,051	8,635
Continental AG (Germany)	205	30,870
Dana, Inc.(u)	6,000	106,440
Faurecia SA (France)	142	5,986
Hella GmbH & Co. KGaA (Germany)	292	12,874
Linamar Corp. (Canada)	963	34,532
Magna International, Inc. (Canada)	2,168	105,565
NHK Spring Co. Ltd. (Japan)	11,100	99,717
Nokian Renkaat OYJ (Finland)	219	7,339
Pirelli & C SpA (Italy), 144A*	748	4,822
Valeo SA (France)	448	13,023

		467,591

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)(u)	4,523	349,280
Daimler AG (Germany)	2,068	121,462
Ferrari NV (Italy)	229	30,797
Fiat Chrysler Automobiles NV (United Kingdom)*(u)	50,208	748,963
General Motors Co.(u)	9,600	356,160
Mazda Motor Corp. (Japan)	21,300	238,182
Nissan Motor Co. Ltd. (Japan)	15,200	124,648
Peugeot SA (France)	17,060	417,208
Renault SA (France)	359	23,800
Thor Industries, Inc.(u)	5,200	324,324
Volkswagen AG (Germany)(u)	61	9,943

		2,744,767

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	2,375	$53,617
AIB Group PLC (Ireland)	3,829	17,206
Aozora Bank Ltd. (Japan)	4,800	118,418
Associated Banc-Corp.(u)	20,100	429,135
Banco Bilbao Vizcaya Argentaria SA (Spain)	30,843	176,700
Banco de Sabadell SA (Spain)	31,901	31,820
Banco Santander SA (Spain)	76,263	355,941
Bank Hapoalim BM (Israel)	728	4,823
Bank Leumi Le-Israel BM (Israel)	1,041	6,793
Bank of America Corp.(u)	10,100	278,659
Bank of East Asia Ltd. (The) (Hong Kong)	1,400	4,551
Bank of Ireland Group PLC (Ireland)	4,481	26,707
Bank of Montreal (Canada)	829	62,028
Bank of Nova Scotia (The) (Canada)	1,159	61,699
Bankia SA (Spain)	6,001	15,567
Bankinter SA (Spain)	3,076	23,457
Barclays PLC (United Kingdom)	19,656	39,628
BB&T Corp.	300	13,959
Bendigo & Adelaide Bank Ltd. (Australia)	5	34
BNP Paribas SA (France)	4,966	237,954
BOC Hong Kong Holdings Ltd. (China)	2,000	8,286
BPER Banca (Italy)	20,441	83,730
Byline Bancorp, Inc.*(u)	3,200	59,136
Cadence BanCorp(u)	3,600	66,780
CaixaBank SA (Spain)	17,225	53,971
Canadian Imperial Bank of Commerce (Canada)	3,000	237,064
Chiba Bank Ltd. (The) (Japan)	400	2,172
Citigroup, Inc.	1,100	68,442
Citizens Financial Group, Inc.(u)	13,800	448,500
Civista Bancshares, Inc.(u)	4,800	104,784
Comerica, Inc.(u)	400	29,328
Commerzbank AG (Germany)*	4,570	35,501
Concordia Financial Group Ltd. (Japan)	1,000	3,857
Credit Agricole SA (France)	5,162	62,440
Danske Bank A/S (Denmark)	4,384	77,069
DBS Group Holdings Ltd. (Singapore)	1,000	18,669
DNB ASA (Norway)	2,277	42,001
Erste Group Bank AG (Austria)*	1,332	49,031
Fifth Third Bancorp(u)	4,900	123,578
Financial Institutions, Inc.(u)	6,300	171,234
First BanCorp. (Puerto Rico)(u)	5,100	58,446
FNB Corp.(u)	5,700	60,420
Great Western Bancorp, Inc.(u)	900	28,431
Hang Seng Bank Ltd. (Hong Kong)	300	7,418
HSBC Holdings PLC (United Kingdom), (QMTF)	12,915	104,833
Huntington Bancshares, Inc.	700	8,876
ING Groep NV (Netherlands)	17,497	212,101
Intesa Sanpaolo SpA (Italy)	74,119	180,767
Japan Post Bank Co. Ltd. (Japan)	100	1,091
JPMorgan Chase & Co.	1,700	172,091
Jyske Bank A/S (Denmark)	1,935	74,831
KBC Group NV (Belgium)	5,318	372,324
KeyCorp(u)	29,600	466,200
Lloyds Banking Group PLC (United Kingdom)	158,399	128,459
M&T Bank Corp.(u)	300	47,106

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mebuki Financial Group, Inc. (Japan)	800	$2,044
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,829	39,877
MidWestOne Financial Group, Inc.(u)	2,200	59,950
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,100	114,429
Mizrahi Tefahot Bank Ltd. (Israel)	60	1,234
Mizuho Financial Group, Inc. (Japan)	156,100	241,497
National Bank of Canada (Canada)	1,813	81,821
Nordea Bank Abp (Finland)	15,876	121,024
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,900	15,491
People’s United Financial, Inc.	100	1,644
PNC Financial Services Group, Inc. (The)	100	12,266
Popular, Inc. (Puerto Rico)(u)	8,300	432,679
QCR Holdings, Inc.(u)	2,300	78,016
Raiffeisen Bank International AG (Austria)	643	14,467
Regions Financial Corp.	700	9,905
Resona Holdings, Inc. (Japan)	75,300	325,823
Royal Bank of Canada (Canada)	1,666	125,690
Royal Bank of Scotland Group PLC (United Kingdom)	4,281	13,800
Seven Bank Ltd. (Japan)	700	2,067
Shinsei Bank Ltd. (Japan)	900	12,782
Shizuoka Bank Ltd. (The) (Japan)	300	2,282
Simmons First National Corp. (Class A Stock)(u)	3,400	83,232
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	982	8,511
SmartFinancial, Inc.*(u)	3,200	60,512
Societe Generale SA (France)	3,403	98,556
Southern National Bancorp of Virginia, Inc.(u)	7,700	112,805
Standard Chartered PLC (United Kingdom)	1,824	14,053
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,600	160,830
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	400	14,372
SunTrust Banks, Inc.	100	5,925
Svenska Handelsbanken AB (Sweden) (Class A Stock)	901	9,511
Swedbank AB (Sweden) (Class A Stock)	6,237	88,186
Toronto-Dominion Bank (Canada)	3,928	213,162
U.S. Bancorp	800	38,552
UniCredit SpA (Italy)	11,578	148,676
United Overseas Bank Ltd. (Singapore)	800	14,865
Wells Fargo & Co.	2,200	106,304
Yamaguchi Financial Group, Inc. (Japan)	9,300	78,604
Zions Bancorp NA	100	4,541

		8,597,648

Beverages — 0.0%
Anheuser-Busch InBev SA/NV (Belgium)	119	10,010
Carlsberg A/S (Denmark) (Class B Stock)	245	30,648
Coca-Cola Co. (The)	600	28,116
Diageo PLC (United Kingdom)	383	15,662
Heineken Holding NV (Netherlands)	18	1,805
Heineken NV (Netherlands)	39	4,119
Kirin Holdings Co. Ltd. (Japan)	100	2,384

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
National Beverage Corp.(u)	800	$46,184
PepsiCo, Inc.	100	12,255
Pernod Ricard SA (France)	33	5,929

		157,112

Biotechnology — 0.1%
AbbVie, Inc.	200	16,118
Acorda Therapeutics, Inc.*(u)	8,100	107,649
Alexion Pharmaceuticals, Inc.*(u)	4,700	635,346
Amgen, Inc.(u)	1,700	322,966
Biogen, Inc.*(u)	2,000	472,760
Celgene Corp.*(u)	6,300	594,342
CSL Ltd. (Australia)	47	6,527
Emergent BioSolutions, Inc.*(u)	2,100	106,092
Genomic Health, Inc.*(u)	1,900	133,095
Gilead Sciences, Inc.(u)	5,400	351,054
Idorsia Ltd. (Switzerland)*	676	11,936
Incyte Corp.*(u)	7,300	627,873
Jounce Therapeutics, Inc.*(u)	8,600	53,320
Regeneron Pharmaceuticals, Inc.*(u)	900	369,558
Swedish Orphan Biovitrum AB (Sweden)*	4,839	113,479
United Therapeutics Corp.*(u)	1,800	211,266
Vanda Pharmaceuticals, Inc.*(u)	4,400	80,960
Vertex Pharmaceuticals, Inc.*(u)	3,200	588,640

		4,802,981

Building Products — 0.0%
AGC, Inc. (Japan)	4,000	140,050
Armstrong World Industries, Inc.(u)	3,600	285,912
Builders FirstSource, Inc.*(u)	3,300	44,022
Continental Building Products, Inc.*(u)	4,800	118,992
dormakaba Holding AG (Switzerland)*	17	12,187
Masco Corp.	1,964	77,205
NCI Building Systems, Inc.*(u)	13,400	82,544
Owens Corning	717	33,785
Patrick Industries, Inc.*(u)	4,225	191,477
Resideo Technologies, Inc.*(u)	19,900	383,871
Rockwool International A/S (Denmark) (Class B Stock)	321	75,250
Universal Forest Products, Inc.(u)	4,053	121,144

		1,566,439

Capital Markets — 0.0%
Affiliated Managers Group, Inc.(u)	2,400	257,064
Ameriprise Financial, Inc.(u)	3,900	499,590
BGC Partners, Inc. (Class A Stock)(u)	15,000	79,650
CI Financial Corp. (Canada)	973	13,281
Evercore, Inc. (Class A Stock)(u)	400	36,400
Houlihan Lokey, Inc.(u)	2,000	91,700
Invesco Ltd.(u)	11,900	229,789
LPL Financial Holdings, Inc.(u)	5,600	390,040
Penson Technologies LLC (Class B Stock), UTS (original cost $146,087; purchased 06/03/14)(f)(u)^	1,248,607	13,435
Stifel Financial Corp.(u)	1,100	58,036

		1,668,985

Chemicals — 0.1%
Covestro AG (Germany), 144A(u)	4,592	253,316
Evonik Industries AG (Germany)	4,072	111,464

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Huntsman Corp.(u)	10,600	$238,394
Kraton Corp.*(u)	10,800	347,544
Kuraray Co. Ltd. (Japan)	5,600	71,274
LyondellBasell Industries NV (Class A Stock)(u)	5,700	479,256
Methanex Corp. (Canada)	1,028	58,387
Mitsubishi Chemical Holdings Corp. (Japan)	1,800	12,679
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	6,800	97,104
Mitsui Chemicals, Inc. (Japan)	900	21,730
Mosaic Co. (The)(u)	13,000	355,030
Olin Corp.(u)	18,100	418,834
Scotts Miracle-Gro Co. (The)	338	26,560
Showa Denko KK (Japan)	7,100	250,628
Solvay SA (Belgium)	1,752	189,990
Stepan Co.(u)	2,500	218,800
Sumitomo Chemical Co. Ltd. (Japan)	3,200	14,893
Teijin Ltd. (Japan)	1,100	18,146
Tosoh Corp. (Japan)(u)	9,900	153,825
Trinseo SA(u)	7,300	330,690
Westlake Chemical Corp.(u)	5,100	346,086

		4,014,630

Commercial Services & Supplies — 0.3%
Befesa SA (Spain), 144A	540	23,599
Bilfinger SE (Germany)	2,361	82,268
BrightView Holdings, Inc.*(u)	4,900	70,560
Cleanaway Waste Management Ltd. (Australia)	2,018,923	3,192,952
Deluxe Corp.(u)	2,100	91,812
Derichebourg SA (France)	8,172	33,255
Fiera Milano SpA (Italy)*	2,761	15,092
Herman Miller, Inc.(u)	3,600	126,648
Knoll, Inc.(u)	1,900	35,929
Republic Services, Inc.	54,641	4,392,044
Securitas AB (Sweden) (Class B Stock)	6,110	98,791
Steelcase, Inc. (Class A Stock)(u)	7,700	112,035
Waste Connections, Inc.	53,319	4,723,530

		12,998,515

Communications Equipment — 0.0%
Acacia Communications, Inc.*(u)	1,500	86,025
Arista Networks, Inc.*(u)	2,100	660,366
CommScope Holding Co., Inc.*(u)	21,300	462,849
NetScout Systems, Inc.*(u)	7,200	202,104

		1,411,344

Construction & Engineering — 0.5%
Cie d’Entreprises CFE (Belgium)	130	12,118
Comfort Systems USA, Inc.(u)	1,200	62,868
Eiffage SA (France)	60,532	5,821,825
EMCOR Group, Inc.(u)	8,300	606,564
Ferrovial SA (Spain)	355,216	8,329,069
Fluor Corp.(u)	3,300	121,440
HOCHTIEF AG (Germany)	65	9,434
Kajima Corp. (Japan)(u)	19,200	283,663
Obayashi Corp. (Japan)(u)	36,100	363,560
Quanta Services, Inc.(u)	8,500	320,790
Shimizu Corp. (Japan)(u)	12,900	112,144

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Taisei Corp. (Japan)	5,700	$264,784
Vinci SA (France)	82,456	8,033,317

		24,341,576

Construction Materials — 0.0%
Eagle Materials, Inc.	315	26,555
Martin Marietta Materials, Inc.	539	108,436
Taiheiyo Cement Corp. (Japan)	1,500	50,028
Vulcan Materials Co.(u)	3,579	423,754

		608,773

Consumer Finance — 0.0%
Capital One Financial Corp.(u)	2,995	244,662
Discover Financial Services	3,451	245,573
Navient Corp.(u)	12,300	142,311
Nelnet, Inc. (Class A Stock)(u)	6,300	346,941
OneMain Holdings, Inc.(u)	13,300	422,275
Synchrony Financial	7,061	225,246

		1,627,008

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(u)	9,700	400,125
Owens-Illinois, Inc.(u)	14,700	279,006
Packaging Corp. of America(u)	2,200	218,636
Toyo Seikan Group Holdings Ltd. (Japan)	2,600	53,263
Westrock Co.(u)	200	7,670

		958,700

Distributors — 0.0%
Core-Mark Holding Co., Inc.(u)	800	29,704
D’ieteren SA/NV (Belgium)	349	13,843
Genuine Parts Co.(u)	4,100	459,323
LKQ Corp.*(u)	15,900	451,242

		954,112

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*(u)	7,900	365,928
Carriage Services, Inc.(u)	4,900	94,325

		460,253

Diversified Financial Services — 0.0%
FGL Holdings(u)	15,900	125,133
On Deck Capital, Inc.*(u)	13,000	70,460

		195,593

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	3,500	109,760
ATN International, Inc.(u)	4,900	276,311
BCE, Inc. (Canada)	312	13,854
BT Group PLC (United Kingdom)	4,126	12,000
Cellnex Telecom SA (Spain), 144A*	191,422	5,620,775
CenturyLink, Inc.(u)	23,700	284,163
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	13,731,097	3,194,264
Deutsche Telekom AG (Germany)	1,632	27,131
Elisa OYJ (Finland)	68	3,069
HKT Trust & HKT Ltd. (Hong Kong)	1,000	1,608
Iliad SA (France)	14	1,409
Koninklijke KPN NV (Netherlands)	1,650	5,234

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	21,800	$925,879
Orange SA (France)	975	15,889
Proximus SADP (Belgium)(u)	3,020	87,277
Singapore Telecommunications Ltd. (Singapore)	3,900	8,700
Spark New Zealand Ltd. (New Zealand)	899	2,327
Swisscom AG (Switzerland)	14	6,860
Telecom Italia SpA (Italy)*	5,584	3,481
Telecom Italia SpA (Italy), RSP	2,949	1,680
Telefonica SA (Spain)	2,289	19,206
Telenor ASA (Norway)	359	7,195
Telia Co. AB (Sweden)	13,180	59,511
Telstra Corp. Ltd. (Australia)	2,032	4,788
United Internet AG (Germany)	62	2,268
Verizon Communications, Inc.	2,000	118,260

		10,812,899

Electric Utilities — 1.6%
American Electric Power Co., Inc.	101,638	8,512,183
Chubu Electric Power Co., Inc. (Japan)	6,800	106,148
Chugoku Electric Power Co., Inc. (The) (Japan)	200	2,493
CLP Holdings Ltd. (Hong Kong)	1,000	11,592
Duke Energy Corp.	200	18,000
Edison International	73,288	4,537,993
EDP - Energias de Portugal SA (Portugal)	1,013	3,980
Electricite de France SA (France)	239	3,268
Endesa SA (Spain)	126	3,216
Enel SpA (Italy)(u)	1,206,216	7,736,903
Evergy, Inc.	96,607	5,608,036
Eversource Energy	100	7,095
Exelon Corp.	156,379	7,839,279
FirstEnergy Corp.	239,193	9,952,821
Fortis, Inc. (Canada)	1,003	37,070
Fortum OYJ (Finland)	1,483	30,357
Hydro One Ltd. (Canada), 144A	1,567	24,343
Iberdrola SA (Spain)	727,124	6,382,445
Kansai Electric Power Co., Inc. (The) (Japan)	3,900	57,508
Kyushu Electric Power Co., Inc. (Japan)	1,300	15,342
NextEra Energy, Inc.	79,118	15,295,092
Orsted A/S (Denmark), 144A	2,042	154,976
PG&E Corp.*	179,190	3,189,581
Portland General Electric Co.(u)	2,300	119,232
Power Assets Holdings Ltd. (Hong Kong)	500	3,471
PPL Corp.	200	6,348
Red Electrica Corp. SA (Spain)	171	3,644
Southern Co. (The)(u)	4,600	237,728
SSE PLC (United Kingdom)	403	6,232
Terna Rete Elettrica Nazionale SpA (Italy)	9,686	61,493
Tohoku Electric Power Co., Inc. (Japan)	1,200	15,297
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	204,900	1,295,495
Xcel Energy, Inc.	100	5,621

		71,284,282

Electrical Equipment — 0.0%
Atkore International Group, Inc.*(u)	5,000	107,650

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Regal Beloit Corp.(u)	3,300	$270,171
Signify NV (Netherlands), 144A	5,335	142,852
Vestas Wind Systems A/S (Denmark)	658	55,424

		576,097

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	7,900	443,269
Avnet, Inc.(u)	7,000	303,590
CDW Corp.(u)	6,600	636,042
Hitachi High-Technologies Corp. (Japan)	400	16,360
Hitachi Ltd. (Japan)	1,200	38,861
Insight Enterprises, Inc.*(u)	2,500	137,650
Keysight Technologies, Inc.*(u)	2,200	191,840
Nippon Electric Glass Co. Ltd. (Japan)	1,000	26,553
ScanSource, Inc.*(u)	11,500	411,930
SYNNEX Corp.(u)	3,500	333,865
Tech Data Corp.*(u)	3,100	317,471
Venture Corp. Ltd. (Singapore)	3,800	50,422
Zebra Technologies Corp. (Class A Stock)*(u)	300	62,859

		2,970,712

Energy Equipment & Services — 0.0%
Archrock, Inc.(u)	12,000	117,360
C&J Energy Services, Inc.*(u)	4,300	66,736
Helix Energy Solutions Group, Inc.*(u)	11,600	91,756
Mammoth Energy Services, Inc.(u)	3,800	63,270
Matrix Service Co.*(u)	20,100	393,558
Oceaneering International, Inc.*(u)	2,600	41,002
Superior Energy Services, Inc.*(u)	15,900	74,253
Unit Corp.*(u)	7,100	101,104

		949,039

Entertainment — 0.0%
Cinemark Holdings, Inc.(u)	2,200	87,978
GungHo Online Entertainment, Inc. (Japan)	41,000	149,131
Marcus Corp. (The)(u)	6,800	272,340
Nexon Co. Ltd. (Japan)*	1,700	26,640
Viacom, Inc. (Class B Stock)(u)	11,400	319,998

		856,087

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust, Inc.(u)	4,400	201,784
American Tower Corp.	25,543	5,033,504
Apple Hospitality REIT, Inc.(u)	10,600	172,780
Armada Hoffler Properties, Inc.(u)	16,100	250,999
Ashford Hospitality Trust, Inc.(u)	4,800	22,800
Brixmor Property Group, Inc.(u)	12,800	235,136
CFE Capital S de RL de CV (Mexico)	2,744,036	2,485,293
CoreCivic, Inc.(u)	23,400	455,130
Corporate Office Properties Trust(u)	400	10,920
DiamondRock Hospitality Co.(u)	19,900	215,517
Empire State Realty Trust, Inc. (Class A Stock)(u)	3,400	53,720
Equinix, Inc.	10,692	4,845,187
Franklin Street Properties Corp.(u)	16,800	120,792
Gaming & Leisure Properties, Inc.(u)	3,600	138,852
GEO Group, Inc. (The)(u)	24,450	469,440
Host Hotels & Resorts, Inc.(u)	27,900	527,310
Lexington Realty Trust(u)	17,400	157,644

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Outfront Media, Inc.(u)	8,200	$191,880
Paramount Group, Inc.(u)	3,900	55,341
Park Hotels & Resorts, Inc.(u)	9,200	285,936
Retail Properties of America, Inc. (Class A Stock)(u)	12,800	156,032
Ryman Hospitality Properties, Inc.(u)	5,600	460,544
SITE Centers Corp.(u)	11,400	155,268
Spirit MTA REIT(u)	7,220	46,859
Spirit Realty Capital, Inc.(u)	14,840	589,593
VEREIT, Inc.(u)	62,200	520,614
Xenia Hotels & Resorts, Inc.(u)	23,200	508,312

		18,367,187

Food & Staples Retailing — 0.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	260	15,316
Carrefour SA (France)	92	1,722
Coles Group Ltd. (Australia)*	177	1,482
Colruyt SA (Belgium)	457	33,747
ICA Gruppen AB (Sweden)	282	11,312
Kesko OYJ (Finland) (Class B Stock)	738	44,870
Koninklijke Ahold Delhaize NV (Netherlands)	32,520	865,339
Kroger Co. (The)	100	2,460
METRO AG (Germany)	2,411	40,067
Seven & i Holdings Co. Ltd. (Japan)	100	3,773
Tesco PLC (United Kingdom)	1,526	4,617
Walgreens Boots Alliance, Inc.	100	6,327
Walmart, Inc.	200	19,506
Woolworths Group Ltd. (Australia)	206	4,449

		1,054,987

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	10,100	435,613
Associated British Foods PLC (United Kingdom)	54	1,717
Campbell Soup Co.(u)	8,400	320,292
Conagra Brands, Inc.(u)	16,000	443,840
Danone SA (France)	96	7,403
Kerry Group PLC (Ireland) (Class A Stock)	24	2,683
Lamb Weston Holdings, Inc.(u)	2,966	222,272
Leroy Seafood Group ASA (Norway)	23,389	169,953
Mondelez International, Inc. (Class A Stock)	200	9,984
Mowi ASA (Norway)	26,949	602,938
Nestle SA (Switzerland)	476	45,390
NH Foods Ltd. (Japan)(u)	4,600	165,530
Pilgrim’s Pride Corp.*(u)	9,900	220,671
Salmar ASA (Norway)	3,473	166,922
Suedzucker AG (Germany)	3,513	44,896
Toyo Suisan Kaisha Ltd. (Japan)(u)	2,200	83,757
Tyson Foods, Inc. (Class A Stock)(u)	6,500	451,295

		3,395,156

Gas Utilities — 0.2%
APA Group (Australia)	469	3,324
Hong Kong & China Gas Co. Ltd. (Hong Kong)	5,000	11,996
Italgas SpA (Italy)	1,004,879	6,207,193
Naturgy Energy Group SA (Spain)	138	3,860
Osaka Gas Co. Ltd. (Japan)	6,700	132,247

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Tokyo Gas Co. Ltd. (Japan)	8,200	$221,637
UGI Corp.(u)	10,800	598,536

		7,178,793

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	200	15,988
Becton, Dickinson & Co.(u)	1,600	399,568
Boston Scientific Corp.*	200	7,676
Cardiovascular Systems, Inc.*(u)	1,100	42,526
Coloplast A/S (Denmark) (Class B Stock)	440	48,328
Cooper Cos., Inc. (The)(u)	1,000	296,170
Demant A/S (Denmark)*	554	16,407
DiaSorin SpA (Italy)	146	14,738
GN Store Nord A/S (Denmark)	6,714	312,241
Haemonetics Corp.*(u)	400	34,992
Hill-Rom Holdings, Inc.(u)	3,800	402,268
Hologic, Inc.*(u)	9,300	450,120
IDEXX Laboratories, Inc.*(u)	1,500	335,400
Integer Holdings Corp.*(u)	1,600	120,672
Koninklijke Philips NV (Netherlands)	96	3,922
Lantheus Holdings, Inc.*(u)	13,000	318,240
Masimo Corp.*(u)	4,800	663,744
Medtronic PLC	200	18,216
ResMed, Inc.(u)	900	93,573
Siemens Healthineers AG (Germany), 144A	248	10,355
Smith & Nephew PLC (United Kingdom)	90	1,786
Sonova Holding AG (Switzerland)	371	73,482
STERIS PLC(u)	2,400	307,272
Stryker Corp.(u)	2,000	395,040
West Pharmaceutical Services, Inc.(u)	900	99,180
Zimmer Biomet Holdings, Inc.(u)	2,800	357,560

		4,839,464

Health Care Providers & Services — 0.1%
Alfresa Holdings Corp. (Japan)	2,800	79,774
Centene Corp.*(u)	9,200	488,520
CVS Health Corp.	100	5,393
DaVita, Inc.*(u)	5,200	282,308
Fresenius Medical Care AG & Co. KGaA (Germany)	23	1,861
Fresenius SE & Co. KGaA (Germany)	42	2,350
Medipal Holdings Corp. (Japan)	4,400	104,580
MEDNAX, Inc.*(u)	10,400	282,568
Molina Healthcare, Inc.*(u)	1,900	269,724
National HealthCare Corp.(u)	400	30,352
Suzuken Co. Ltd. (Japan)	900	52,198
Tenet Healthcare Corp.*(u)	8,100	233,604
UnitedHealth Group, Inc.(u)	1,800	445,068
Universal Health Services, Inc. (Class B Stock)(u)	1,300	173,901

		2,452,201

Health Care Technology — 0.0%
Computer Programs & Systems, Inc.(u)	4,800	142,512
HMS Holdings Corp.*(u)	11,800	349,398
Omnicell, Inc.*(u)	900	72,756
Veeva Systems, Inc. (Class A Stock)*(u)	2,400	304,464

		869,130

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.1%
Aramark(u)	5,600	$165,480
Autogrill SpA (Italy)	5,488	52,897
Basic-Fit NV (Netherlands), 144A*	912	30,768
Biglari Holdings, Inc. (Class B Stock)*(u)	500	70,680
Bloomin’ Brands, Inc.(u)	23,500	480,575
Elior Group SA (France), 144A	5,953	79,850
Extended Stay America, Inc.(u)	15,900	285,405
Hilton Grand Vacations, Inc.*(u)	4,700	144,995
J Alexander’s Holdings, Inc.*(u)	3,500	34,370
Kindred Group PLC (Malta), SDR	2,703	27,141
McDonald’s Holdings Co. Japan Ltd. (Japan)	300	13,872
NH Hotel Group SA (Spain)	1,913	10,913
Norwegian Cruise Line Holdings Ltd.*(u)	2,700	148,392
OPAP SA (Greece)	5,571	57,464
Penn National Gaming, Inc.*(u)	3,900	78,390
RCI Hospitality Holdings, Inc.(u)	1,300	29,861
Royal Caribbean Cruises Ltd.(u)	1,400	160,468
Speedway Motorsports, Inc.(u)	5,800	83,926
Telepizza Group SA (Spain), 144A	4,033	28,138
Yum China Holdings, Inc. (China)(u)	4,200	188,622

		2,172,207

Household Durables — 0.0%
D.R. Horton, Inc.	2,209	91,408
Haseko Corp. (Japan)(u)	24,900	312,688
Kaufman & Broad SA (France)	561	22,963
KB Home	437	10,562
Lennar Corp. (Class A Stock)	1,886	92,584
M/I Homes, Inc.*	187	4,978
MDC Holdings, Inc.	308	8,950
Meritage Homes Corp.*	192	8,584
Mohawk Industries, Inc.*	357	45,036
NVR, Inc.*(u)	115	318,205
PulteGroup, Inc.	1,700	47,532
Skyline Champion Corp.	131	2,489
Toll Brothers, Inc.(u)	11,272	408,046
TomTom NV (Netherlands)*	7,987	67,142
Tupperware Brands Corp.(u)	4,300	109,994

		1,551,161

Household Products — 0.0%
Colgate-Palmolive Co.	100	6,854
Energizer Holdings, Inc.(u)	1,400	62,902
Essity AB (Sweden) (Class B Stock)	95	2,743
Henkel AG & Co. KGaA (Germany)	15	1,428
Lion Corp. (Japan)	6,000	126,178
Procter & Gamble Co. (The)	500	52,025
Reckitt Benckiser Group PLC (United Kingdom)	105	8,739

		260,869

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.(u)	35,600	643,648
Electric Power Development Co. Ltd. (Japan)	2,200	53,581
NRG Energy, Inc.(u)	79,599	3,381,366
Uniper SE (Germany)(u)	2,078	62,681

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Vistra Energy Corp.	212,495	$5,531,245

		9,672,521

Industrial Conglomerates — 0.0%
Indus Holding AG (Germany)	373	17,992
Mytilineos Holdings SA (Greece)	2,546	25,743
Rheinmetall AG (Germany)	1,781	186,398

		230,133

Insurance — 0.2%
Aegon NV (Netherlands)	81,514	393,619
Ageas (Belgium)	2,004	96,676
Allianz SE (Germany)(u)	3,149	702,335
American Equity Investment Life Holding Co.(u)	2,100	56,742
American Financial Group, Inc.(u)	1,800	173,178
ASR Nederland NV (Netherlands)	4,456	185,814
Assicurazioni Generali SpA (Italy)(u)	36,215	671,258
CNA Financial Corp.(u)	1,100	47,685
CNO Financial Group, Inc.(u)	2,700	43,686
Dai-ichi Life Holdings, Inc. (Japan)	4,400	61,152
Fairfax Financial Holdings Ltd. (Canada)	44	20,381
Fidelity National Financial, Inc.	1,725	63,049
First American Financial Corp.	651	33,527
Genworth Financial, Inc. (Class A Stock)*(u)	9,800	37,534
Hannover Rueck SE (Germany)	1,341	192,918
Hartford Financial Services Group, Inc. (The)(u)	1,900	94,468
Helvetia Holding AG (Switzerland)	87	53,172
Intact Financial Corp. (Canada)	182	15,401
Japan Post Holdings Co. Ltd. (Japan)	5,500	64,363
Lincoln National Corp.(u)	4,600	270,020
MetLife, Inc.(u)	10,400	442,728
MS&AD Insurance Group Holdings, Inc. (Japan)	500	15,197
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,057	250,427
National General Holdings Corp.(u)	18,100	429,513
NN Group NV (Netherlands)	11,426	475,385
Old Republic International Corp.(u)	4,900	102,508
Poste Italiane SpA (Italy), 144A(u)	64,675	629,851
Sampo OYJ (Finland) (Class A Stock)	2,088	94,794
Sompo Holdings, Inc. (Japan)	300	11,087
Stewart Information Services Corp.	114	4,867
Swiss Life Holding AG (Switzerland)*	1,306	576,774
Swiss Re AG (Switzerland)	184	17,998
Talanx AG (Germany)	2,719	105,024
Tokio Marine Holdings, Inc. (Japan)	900	43,555
Tryg A/S (Denmark)	427	11,723
UnipolSai Assicurazioni SpA (Italy)	40,198	108,476
Unum Group(u)	12,400	419,492
Zurich Insurance Group AG (Switzerland)	646	214,220

		7,230,597

Interactive Media & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	542	635,934
Facebook, Inc. (Class A Stock)*(u)	300	50,007
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	2,900	41,151

	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
Mixi, Inc. (Japan)	5,100	$117,932
TripAdvisor, Inc.*(u)	4,200	216,090
Yelp, Inc.*(u)	4,300	148,350

		1,209,464

Internet & Direct Marketing Retail — 0.0%
1-800-Flowers.com, Inc. (Class A Stock)*(u)	18,100	329,963
Expedia Group, Inc.(u)	3,600	428,400
Qurate Retail, Inc.*(u)	20,600	329,188
Takeaway.com NV (Netherlands), 144A*	1,308	99,570
Zalando SE (Germany), 144A*	5,536	216,232

		1,403,353

IT Services — 0.1%
Alten SA (France)	921	98,657
Altran Technologies SA (France)	7,307	80,314
Bechtle AG (Germany)	1,202	111,749
Booz Allen Hamilton Holding Corp.(u)	7,700	447,678
CACI International, Inc. (Class A Stock)*(u)	1,600	291,232
CANCOM SE (Germany)	1,659	75,063
CGI, Inc. (Canada)*	2,809	193,110
Cognizant Technology Solutions Corp. (Class A Stock)(u)	7,900	572,355
DXC Technology Co.(u)	7,000	450,170
Econocom Group SA/NV (Belgium)	5,647	23,147
Fidelity National Information Services, Inc.(u)	3,000	339,300
Fujitsu Ltd. (Japan)	1,400	100,993
InterXion Holding NV (Netherlands)*	1,900	126,787
Itochu Techno-Solutions Corp. (Japan)	2,200	51,320
Leidos Holdings, Inc.(u)	7,200	461,448
MAXIMUS, Inc.(u)	400	28,392
Perspecta, Inc.(u)	1,700	34,374
Presidio, Inc.(u)	19,100	282,680
Science Applications International Corp.(u)	1,400	107,730
Worldline SA/France (France), 144A*	2,633	156,147

		4,032,646

Leisure Products — 0.0%
Accell Group NV (Netherlands)	400	11,116
Bandai Namco Holdings, Inc. (Japan)	3,800	178,161
BRP, Inc.	2,509	69,618
Sega Sammy Holdings, Inc. (Japan)	1,900	22,384

		281,279

Life Sciences Tools & Services — 0.0%
Bruker Corp.(u)	1,100	42,284
Charles River Laboratories International, Inc.*(u)	4,500	653,625
IQVIA Holdings, Inc.*(u)	2,700	388,395
Lonza Group AG (Switzerland)*	6	1,868
Medpace Holdings, Inc.*(u)	2,600	153,322
PRA Health Sciences, Inc.*(u)	4,100	452,189

		1,691,683

Machinery — 0.1%
AGCO Corp.(u)	4,400	306,020
Altra Industrial Motion Corp.(u)	1,700	52,785
Aumann AG (Germany), 144A	906	28,683
Colfax Corp.*(u)	4,700	139,496

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Commercial Vehicle Group, Inc.*(u)	5,400	$41,418
Cummins, Inc.(u)	1,400	221,018
Georg Fischer AG (Switzerland)(u)	76	69,480
Global Brass & Copper Holdings, Inc.(u)	8,200	282,408
JTEKT Corp. (Japan)	3,100	38,158
Komatsu Ltd. (Japan)	600	13,957
Meritor, Inc.*(u)	12,300	250,305
Navistar International Corp.*(u)	2,400	77,520
Oshkosh Corp.(u)	6,600	495,858
Park-Ohio Holdings Corp.(u)	1,200	38,856
SPX FLOW, Inc.*(u)	1,500	47,850
Sumitomo Heavy Industries Ltd. (Japan)	1,700	55,096
Terex Corp.(u)	4,300	138,159
Volvo AB (Sweden) (Class B Stock)	1,257	19,504
Wabash National Corp.(u)	13,800	186,990
Wacker Neuson SE (Germany)	1,252	29,858
Washtec AG (Germany)	121	9,239
Yangzijiang Shipbuilding Holdings Ltd. (China)	109,700	121,700

		2,664,358

Media — 0.0%
Discovery, Inc. (Class C Stock)*(u)	1,200	30,504
Hakuhodo DY Holdings, Inc. (Japan)	1,300	20,901
Mediaset SpA (Italy)*	3,746	11,452
News Corp. (Class A Stock)(u)	2,400	29,856
ProSiebenSat.1 Media SE (Germany)	2,135	30,527
Quebecor, Inc. (Canada) (Class B Stock)	4,115	100,877
Sinclair Broadcast Group, Inc. (Class A Stock)(u)	1,400	53,872
TEGNA, Inc.(u)	20,600	290,460
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,200	21,942
WideOpenWest, Inc.*(u)	37,300	339,430

		929,821

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	100	4,348
Alamos Gold, Inc. (Canada) (Class A Stock)	1,200	6,088
Alcoa Corp.*(u)	11,500	323,840
AngloGold Ashanti Ltd. (South Africa)	436	5,787
APERAM SA (Luxembourg)	567	16,183
ArcelorMittal (Luxembourg)	15,419	313,884
Asanko Gold, Inc. (Canada)*	6,000	3,771
Aurubis AG (Germany)	3,422	183,918
B2Gold Corp. (Canada)*	5,100	14,273
Barrick Gold Corp. (Canada)	1,300	17,822
Boliden AB (Sweden)	18,720	533,843
Centamin PLC (Egypt)	16,950	19,687
Centerra Gold, Inc. (Canada)*	700	3,672
Cia de Minas Buenaventura SAA (Peru), ADR	200	3,456
Coeur Mining, Inc.*	800	3,264
Detour Gold Corp. (Canada)*	400	3,754
Eldorado Gold Corp. (Canada)*	800	3,694
Endeavour Mining Corp. (Cote D’Ivoire)*	100	1,501
Evolution Mining Ltd. (Australia)	9,183	23,861
First Majestic Silver Corp. (Canada)*	500	3,289
Fortuna Silver Mines, Inc. (Canada)*	1,000	3,330

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Gold Fields Ltd. (South Africa)	3,606	$13,351
Goldcorp, Inc. (Canada)	1,500	17,162
Guyana Goldfields, Inc. (Canada)*	3,800	3,071
Harmony Gold Mining Co. Ltd. (South Africa)*	3,048	5,728
Hecla Mining Co.	3,500	8,050
IAMGOLD Corp. (Canada)*	2,500	8,675
Independence Group NL (Australia)	2,735	9,444
JFE Holdings, Inc. (Japan)	7,100	120,517
Kinross Gold Corp. (Canada)*	33,607	115,682
Kirkland Lake Gold Ltd. (Canada)	100	3,041
Kobe Steel Ltd. (Japan)	4,300	32,282
McEwen Mining, Inc.	2,200	3,300
New Gold, Inc. (Canada)*	14,200	12,114
Newcrest Mining Ltd. (Australia)	862	15,571
Newmont Mining Corp.	300	10,731
Nippon Steel Corp. (Japan)	3,700	65,350
Northern Star Resources Ltd. (Australia)	1,434	9,090
Nucor Corp.(u)	7,200	420,120
OceanaGold Corp. (Australia)	3,100	9,743
Osisko Gold Royalties Ltd. (Canada)	200	2,246
Pan American Silver Corp. (Canada)	200	2,643
Regis Resources Ltd. (Australia)	2,473	9,287
Resolute Mining Ltd. (Australia)	22,557	19,364
Salzgitter AG (Germany)	4,137	119,966
Sandstorm Gold Ltd. (Canada)*	600	3,273
Saracen Mineral Holdings Ltd. (Australia)*	7,497	15,482
SEMAFO, Inc. (Canada)*	1,900	5,275
Sibanye Gold Ltd. (South Africa)*	22,655	24,249
SSAB AB (Sweden) (Class A Stock)	13,058	47,118
SSR Mining, Inc. (Canada)*	200	2,528
Steel Dynamics, Inc.(u)	15,700	553,739
Teck Resources Ltd. (Canada) (Class B Stock)	511	11,823
Torex Gold Resources, Inc. (Canada)*	100	1,259
Wheaton Precious Metals Corp. (Canada)	400	9,521
Yamana Gold, Inc. (Brazil)	6,300	16,406
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	20,000	20,032
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	234,000	97,026

		3,337,524

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	3,000	50,520
Chimera Investment Corp.(u)	4,760	89,202
Invesco Mortgage Capital, Inc.(u)	16,000	252,800
Ladder Capital Corp.(u)	5,475	93,185
Two Harbors Investment Corp.(u)	13,100	177,243
Western Asset Mortgage Capital Corp.(u)	13,300	136,059

		799,009

Multiline Retail — 0.0%
Big Lots, Inc.(u)	6,900	262,338
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	720	77,579
Kohl’s Corp.(u)	3,800	261,326
Macy’s, Inc.(u)	15,300	367,659

		968,902

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.8%
A2A SpA (Italy)	148,138	$270,512
AGL Energy Ltd. (Australia)	260	4,017
CenterPoint Energy, Inc.(u)	7,800	239,460
Centrica PLC (United Kingdom)	2,237	3,329
CMS Energy Corp.	200	11,108
Consolidated Edison, Inc.	200	16,962
Dominion Energy, Inc.(u)	94,785	7,266,218
E.ON SE (Germany)(u)	456,639	5,078,221
Engie SA (France)	724	10,795
Hera SpA (Italy)	32,684	118,424
Innogy SE (Germany), 144A	54	2,496
MDU Resources Group, Inc.(u)	11,300	291,879
National Grid PLC (United Kingdom)	617,571	6,846,338
NiSource, Inc.	200	5,732
Public Service Enterprise Group, Inc.	200	11,882
RWE AG (Germany)	322,242	8,643,199
Sempra Energy(a)	56,684	7,134,248
Suez (France)	149	1,974
Veolia Environnement SA (France)	212	4,744
WEC Energy Group, Inc.	200	15,816

		35,977,354

Oil, Gas & Consumable Fuels — 1.3%
ARC Resources Ltd. (Canada)	1,524	10,401
Arch Coal, Inc. (Class A Stock)(u)	700	63,889
Canadian Natural Resources Ltd. (Canada)	7,558	207,508
Carrizo Oil & Gas, Inc.*(u)	3,000	37,410
Cheniere Energy, Inc.*	118,072	8,071,402
CONSOL Energy, Inc.*(u)	12,000	410,640
Continental Resources, Inc.*(u)	700	31,339
Earthstone Energy, Inc. (Class A Stock)*(u)	16,600	117,528
Enbridge, Inc. (Canada)	190,841	6,911,891
Eni SpA (Italy)(u)	29,605	524,047
Equinor ASA (Norway)	10,152	222,598
Gibson Energy, Inc. (Canada)	900	15,470
HollyFrontier Corp.(u)	5,300	261,131
Idemitsu Kosan Co. Ltd. (Japan)	9,900	330,070
Inpex Corp. (Japan)	58,900	557,758
Inter Pipeline Ltd. (Canada)	2,500	41,363
JXTG Holdings, Inc. (Japan)	205,400	936,728
Keyera Corp. (Canada)	1,300	30,653
Kinder Morgan Canada Ltd. (Canada), 144A	300	3,578
Kinder Morgan, Inc.(u)	269,595	5,394,596
Marathon Oil Corp.(u)	22,200	370,962
Marathon Petroleum Corp.(u)	6,500	389,025
Montage Resources Corp.*	5,652	85,000
Neste OYJ (Finland)(u)	8,056	859,660
ONEOK, Inc.	159,136	11,114,058
PBF Energy, Inc. (Class A Stock)(u)	5,800	180,612
Pembina Pipeline Corp. (Canada) (NYSE)(a)	145,176	5,336,670
Pembina Pipeline Corp. (Canada) (TSX)	3,200	117,550
Peyto Exploration & Development Corp. (Canada)	4,471	23,386
Phillips 66(u)	2,200	209,374
Quicksilver Resources, Inc., Physical Shares (original cost $0; purchased 10/28/16)(f)^	1,572	21,554
SemGroup Corp. (Class A Stock)	500	7,370

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	8,525	$61,560
Talos Energy, Inc.*(u)	1,300	34,528
Targa Resources Corp.	56,518	2,348,323
Tellurian, Inc.*	300	3,360
Tidewater Midstream & Infrastructure Ltd. (Canada)	900	956
Tourmaline Oil Corp. (Canada)	8,693	134,264
TransCanada Corp. (Canada)	5,700	256,006
Valero Energy Corp.(u)	4,300	364,769
Whitecap Resources, Inc. (Canada)	4,452	15,358
Williams Cos., Inc. (The)	351,010	10,081,007
World Fuel Services Corp.(u)	16,500	476,685

		56,672,037

Paper & Forest Products — 0.0%
Ence Energia y Celulosa SA (Spain)	10,494	58,573
Holmen AB (Sweden) (Class B Stock)	550	11,923
Louisiana-Pacific Corp.	852	20,772
Navigator Co. SA (The) (Portugal)	11,269	51,687
Semapa-Sociedade de Investimento e Gestao (Portugal)	597	9,733
UPM-Kymmene OYJ (Finland)	4,400	128,627
West Fraser Timber Co. Ltd. (Canada)	2,881	140,132

		421,447

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	1,600	4,704
Beiersdorf AG (Germany)	15	1,561
Edgewell Personal Care Co.*(u)	700	30,723
L’Oreal SA (France)	39	10,507
Nu Skin Enterprises, Inc. (Class A Stock)(u)	2,000	95,720
Pola Orbis Holdings, Inc. (Japan)	300	9,572
Unilever NV (United Kingdom), CVA	240	13,970
Unilever PLC (United Kingdom)	177	10,152

		176,909

Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)	16,100	241,737
AstraZeneca PLC (United Kingdom)	129	10,278
Bausch Health Cos., Inc.*	2,169	53,513
Bayer AG (Germany)	95	6,147
Bristol-Myers Squibb Co.	200	9,542
GlaxoSmithKline PLC (United Kingdom)	504	10,475
H. Lundbeck A/S (Denmark)	4,447	192,450
Horizon Pharma PLC*(u)	11,400	301,302
Jazz Pharmaceuticals PLC*(u)	2,700	385,965
Johnson & Johnson	200	27,958
Mallinckrodt PLC*(u)	13,900	302,186
Merck & Co., Inc.	200	16,634
Merck KGaA (Germany)	14	1,598
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	7,300	97,630
Novartis AG (Switzerland)	1,591	153,284
Novo Nordisk A/S (Denmark) (Class B Stock)	3,068	161,051
Perrigo Co. PLC(u)	3,400	163,744
Pfizer, Inc.	600	25,482
Roche Holding AG (Switzerland)(u)	1,978	546,473
Sanofi (France)	114	10,085

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sawai Pharmaceutical Co. Ltd. (Japan)	1,900	$110,119
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	4,700	116,415
Takeda Pharmaceutical Co. Ltd. (Japan)	200	8,132
UCB SA (Belgium)	1,624	139,550

		3,091,750

Professional Services — 0.0%
Akka Technologies (France)	355	24,170
Amadeus Fire AG (Germany)	100	11,557
ASGN, Inc.*(u)	800	50,792
DKSH Holding AG (Switzerland)	290	16,733
Insperity, Inc.(u)	5,100	630,666
Kforce, Inc.(u)	1,500	52,680
Korn Ferry(u)	9,600	429,888
Thomson Reuters Corp. (Canada)	193	11,420
TriNet Group, Inc.*(u)	2,200	131,428
Wolters Kluwer NV (Netherlands)	4,574	311,829

		1,671,163

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	9,900	489,555
Jones Lang LaSalle, Inc.(u)	1,100	169,598
Marcus & Millichap, Inc.*(u)	2,100	85,533
Newmark Group, Inc. (Class A Stock)(u)	7,963	66,411
RMR Group, Inc. (The) (Class A Stock)(u)	2,200	134,156

		945,253

Road & Rail — 0.4%
ALD SA (France), 144A	1,700	23,775
Central Japan Railway Co. (Japan)	500	116,117
ComfortDelGro Corp. Ltd. (Singapore)	23,800	45,198
Covenant Transportation Group, Inc. (Class A Stock)*(u)	1,400	26,572
East Japan Railway Co. (Japan)	300	28,940
Kyushu Railway Co. (Japan)	5,300	174,299
Landstar System, Inc.(u)	700	76,573
Nippon Express Co. Ltd. (Japan)	3,900	217,169
Norfolk Southern Corp.	21,774	4,069,343
Old Dominion Freight Line, Inc.(u)	2,000	288,780
Rumo SA (Brazil)*	498,828	2,423,208
Sixt SE (Germany)	743	77,926
Union Pacific Corp.(a)	56,910	9,515,351
West Japan Railway Co. (Japan)	800	60,229

		17,143,480

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc.*(u)	6,900	58,926
Analog Devices, Inc.(u)	2,100	221,067
ASM International NV (Netherlands)	2,965	160,943
Cirrus Logic, Inc.*(u)	7,000	294,490
Cypress Semiconductor Corp.(u)	5,400	80,568
Dialog Semiconductor PLC (United Kingdom)*	1,211	36,845
Diodes, Inc.*(u)	12,000	416,400
KLA-Tencor Corp.(u)	600	71,646
MKS Instruments, Inc.(u)	2,300	214,015
Qorvo, Inc.*(u)	6,700	480,591
SMART Global Holdings, Inc.*(u)	5,200	99,840
Versum Materials, Inc.(u)	13,100	659,061

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.(u)	3,800	$481,802

		3,276,194

Software — 0.2%
Altair Engineering, Inc. (Class A Stock)*(u)	1,500	55,215
Cadence Design Systems, Inc.*(u)	5,900	374,709
CDK Global, Inc.(u)	9,100	535,262
Cision Ltd.*(u)	35,400	487,458
CommVault Systems, Inc.*(u)	2,800	181,272
Constellation Software, Inc. (Canada)	22	18,644
Fortinet, Inc.*(u)	7,700	646,569
Intuit, Inc.(u)	1,800	470,538
j2 Global, Inc.(u)	400	34,640
LogMeIn, Inc.(u)	4,800	384,480
Manhattan Associates, Inc.*(u)	8,900	490,479
Nuance Communications, Inc.*(u)	27,500	465,575
Oracle Corp. (Japan)	1,500	100,666
Paycom Software, Inc.*(u)	1,800	340,434
Progress Software Corp.(u)	7,100	315,027
Software AG (Germany)	3,873	131,298
SPS Commerce, Inc.*(u)	4,200	445,452
SS&C Technologies Holdings, Inc.(u)	8,300	528,627
Symantec Corp.(u)	19,500	448,305
Synopsys, Inc.*(u)	5,800	667,870
Temenos AG (Switzerland)*(u)	2,619	387,541

		7,510,061

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	200	11,894
Asbury Automotive Group, Inc.*(u)	6,200	430,032
AutoNation, Inc.*(u)	2,100	75,012
Dick’s Sporting Goods, Inc.(u)	6,200	228,222
Fnac Darty SA (France)*	976	73,004
Foot Locker, Inc.(u)	3,900	236,340
Group 1 Automotive, Inc.(u)	200	12,940
Hornbach Holding AG & Co. KGaA (Germany)	222	11,143
Michaels Cos., Inc. (The)*(u)	32,700	373,434
Penske Automotive Group, Inc.(u)	300	13,395
Sally Beauty Holdings, Inc.*(u)	1,600	29,456
Shimamura Co. Ltd. (Japan)(u)	2,100	177,337
Yamada Denki Co. Ltd. (Japan)(u)	49,500	243,911

		1,916,120

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	900	16,656
Dell Technologies, Inc. (Class C Stock)*(u)	9,016	529,149
Diebold Nixdorf, Inc.(u)	41,300	457,191
HP, Inc.(u)	19,000	369,170
Konica Minolta, Inc. (Japan)	3,000	29,560

		1,401,726

Textiles, Apparel & Luxury Goods — 0.0%
Geox SpA (Italy)	10,196	18,936
Pandora A/S (Denmark)	2,606	121,921
PVH Corp.(u)	2,800	341,460
Skechers U.S.A., Inc. (Class A Stock)*(u)	1,500	50,415
Tapestry, Inc.(u)	600	19,494

		552,226

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.(u)	1,200	$34,488
MGIC Investment Corp.*	2,235	29,480
Radian Group, Inc.(u)	22,000	456,280
Walker & Dunlop, Inc.(u)	200	10,182

		530,430

Tobacco — 0.0%
Altria Group, Inc.	200	11,486
British American Tobacco PLC (United Kingdom)	356	14,836
Imperial Brands PLC (United Kingdom)	149	5,097
Japan Tobacco, Inc. (Japan)	200	4,957
Philip Morris International, Inc.	200	17,678

		54,054

Trading Companies & Distributors — 0.1%
BMC Stock Holdings, Inc.*(u)	25,500	450,585
GMS, Inc.*(u)	22,600	341,712
ITOCHU Corp. (Japan)(u)	40,100	725,889
Jacquet Metal Service SA (France)	573	9,586
Marubeni Corp. (Japan)	96,000	664,021
Mitsubishi Corp. (Japan)	24,500	680,773
Mitsui & Co. Ltd. (Japan)	27,000	419,555
Sojitz Corp. (Japan)	139,900	493,424
Sumitomo Corp. (Japan)	21,900	303,034
Titan Machinery, Inc.*(u)	5,400	84,024
Watsco, Inc.	228	32,652
WESCO International, Inc.*(u)	8,200	434,682

		4,639,937

Transportation Infrastructure — 0.9%
Aena SME SA (Spain), 144A	2,322	418,676
Aeroports de Paris (France)	15,313	2,966,653
Atlantia SpA (Italy)	350,903	9,109,176
Atlas Arteria Ltd. (Australia)	889,006	4,559,560
Auckland International Airport Ltd. (New Zealand)	832,730	4,609,326
Enav SpA (Italy), 144A	951,426	5,192,986
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,975	151,582
Getlink SE (France)	437,201	6,632,820
Hamburger Hafen und Logistik AG (Germany)	958	21,937
Kamigumi Co. Ltd. (Japan)	6,500	150,606
Macquarie Infrastructure Corp.(u)	2,800	115,416
Societa Iniziative Autostradali e Servizi SpA (Italy)	3,455	59,917
Transurban Group (Australia)	611,670	5,737,099

		39,725,754

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	1,299,317	2,512,374
Severn Trent PLC (United Kingdom)	95	2,445
United Utilities Group PLC (United Kingdom)	269	2,855

		2,517,674

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	22,600	486,418

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Millicom International Cellular SA (Colombia), SDR	33	$2,010
NTT DOCOMO, Inc. (Japan)	600	13,296
Rogers Communications, Inc. (Canada) (Class B Stock)	415	22,319
Shenandoah Telecommunications Co.(u)	9,900	439,164
Softbank Corp. (Japan)	900	10,126
SoftBank Group Corp. (Japan)	1,200	116,674
Sprint Corp.*	500	2,825
Tele2 AB (Sweden) (Class B Stock)	243	3,244
Telephone & Data Systems, Inc.(u)	6,200	190,526
T-Mobile US, Inc.*(u)	3,600	248,760
Vodafone Group PLC (United Kingdom)	13,070	23,844

		1,559,206

TOTAL COMMON STOCKS (cost $376,872,528)		416,302,273

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	104	6,851
Porsche Automobil Holding SE (Germany) (PRFC)	286	17,995
Volkswagen AG (Germany) (PRFC)	3,801	599,335

		624,181

Banks — 0.0%
First Banks, Inc., Series C(original cost $73,850; purchased 08/09/13)(f)^	211	66,436

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	29	2,962

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	1,331	43,456

TOTAL PREFERRED STOCKS (cost $821,606)		737,035

	Units

RIGHTS* — 0.0%
Biotechnology
Ambit Biosciences Corp., expiring 11/10/24(original cost $0; purchased 11/12/14)(f)(u)^ (cost $0)	11,080	6,454

	Shares

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.5%
Financial Select Sector SPDR Fund(a)	700,000	17,997,000
Invesco Preferred ETF(a)	125,000	1,812,500
iShares iBoxx $ High Yield Corporate Bond Fund	156,000	13,489,320
iShares JPMorgan USD Emerging Markets Bond ETF	175,000	19,260,500
iShares MSCI Brazil ETF(a)	300,000	12,297,000
iShares MSCI Emerging Markets ETF	375,000	16,095,000
iShares MSCI India ETF(a)	315,000	11,103,750
iShares MSCI Sweden ETF(a)	80,000	2,417,600
iShares TIPS Bond ETF	320,000	36,182,400

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares U.S. Real Estate ETF(a)		100,000	$8,704,000
SPDR Dow Jones REIT		61,000	6,034,120
SPDR Portfolio Short Term Corporate Bond ETF(a)		300,000	9,165,000
Vanguard Global ex-U.S. Real Estate ETF		58,000	3,455,060

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $150,725,585)			158,013,250

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.0%
Ford Credit Floorplan Master Owner Trust,
Series 2018-4, Class A
4.060%	11/15/30	280	291,781
Hertz Vehicle Financing II LP,
Series 2015-1A, Class B, 144A
3.520%	03/25/21	400	399,302

			691,083

Collateralized Loan Obligations — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	325	330,459

Home Equity Loans — 0.3%
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
2.786%(c)	03/25/36	424	390,065
Asset-Backed Funding Certificates Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
3.086%(c)	10/25/34	65	65,352
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.686%(c)	04/25/37	136	188,398
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.631%(c)	09/25/36	337	324,004
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
2.566%(c)	01/25/37	723	506,749
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.946%(c)	10/25/35	500	462,220
GSAA Trust,
Series 2006-7, Class AF2
5.995%(cc)	03/25/46	1,514	968,828
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.341%(c)	08/25/34	90	89,558
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
4.436%(c)	03/25/35	1,000	994,684
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.596%(c)	08/25/36	1,366	724,566

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
2.596%(c)	08/25/37	1,591	$970,320
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
3.146%(c)	01/25/35	268	263,044
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
3.787%(cc)	06/20/31	619	613,040
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
2.996%(c)	05/25/35	1,800	1,715,524
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 1A1, 1 Month LIBOR + 0.140%
2.626%(c)	03/25/37	199	177,910
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.736%(c)	11/25/36	1,500	1,389,156
Series 2007-OPT1, Class 1A1, 1 Month LIBOR + 0.200%
2.686%(c)	06/25/37	465	342,080
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.093%(cc)	05/25/31	722	643,127
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.426%(c)	11/25/33	15	14,345
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.736%(c)	04/25/37	1,565	796,352

			11,639,322

Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	632	634,647
Mill City Solar Loan Ltd.,
Series 2019-1A, Class A, 144A
4.340%	03/20/43	250	252,225

			886,872

Residential Mortgage-Backed Securities — 0.3%
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
2.636%(c)	07/25/36	1,463	1,251,696
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.975%
3.461%(c)	07/25/35	800	748,978
Bayview Opportunity Master Fund Trust,
Series 2018-RN9, Class A1, 144A
4.213%	10/29/33	543	545,910
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 1 Month LIBOR + 1.350%, 144A
3.840%(c)	10/25/37	982	991,260
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
2.706%(c)	08/25/36	908	904,269
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.672%(cc)	10/25/46	109	104,433

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-8, Class 1A1, 1 Month LIBOR + 0.190%
2.676%(c)	11/25/37		920	$872,825
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
3.016%(c)	02/25/36		400	397,954
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.946%(c)	05/25/36		1,000	981,154
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A3, 1 Month LIBOR + 0.220%, 144A
2.706%(c)	07/25/37		1,763	1,176,580
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.780%
3.266%(c)	09/25/35		600	598,422
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.796%(c)	07/25/36		500	477,556
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	12/25/46		834	519,291
Long Beach Mortgage Loan Trust,
Series 2006-7, Class 2A2, 1 Month LIBOR + 0.120%
2.606%(c)	08/25/36		174	90,335
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.281%(cc)	04/22/35		332	333,919
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.816%(c)	04/25/36		100	99,273
Saxon Asset Securities Trust,
Series 2007-3, Class 1A, 1 Month LIBOR + 0.310%
2.796%(c)	09/25/47		183	176,283
Securitized Asset Backed Receivables LLC Trust,
Series 2006-HE2, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	07/25/36		122	66,097
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
2.746%(c)	02/25/37		1,520	579,760
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		316	314,714

				11,230,709

Student Loans — 0.0%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	03/25/66		291	293,434
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.734%(c)	06/16/42		190	192,599
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		96	95,940
SLM Student Loan Trust,
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	50	55,295
Series 2004-2, Class A5, 3 Month EURIBOR + 0.180%
0.000%(c)	01/25/24	EUR	192	215,142
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
3.321%(c)	10/25/64	500	$492,548
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	352	349,465

			1,694,423

TOTAL ASSET-BACKED SECURITIES (cost $25,920,961)			26,472,868

BANK LOANS — 0.1%
Commercial Services — 0.0%
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions),
Term B-1 Loan, 1 Month LIBOR +2.750%
5.249%(c)	05/02/22	177	175,235

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	09/07/23	99	97,539

Construction Materials — 0.0%
American Builders & Contractors Supply Co Inc,
Term B-2 Loan, 1 Month LIBOR +2.000%
4.499%(c)	10/31/23	187	181,689

Consumer Products & Services — 0.0%
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	04/10/23	73	71,826

Containers & Packaging — 0.0%
Reynolds Group Holdings Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	02/06/23	114	112,291

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	01/02/25	6	5,675

Diversified Financial Services — 0.0%
Jaguar Holding Company II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	08/18/22	197	194,808
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
4.984%(c)	01/15/26	125	124,326

			319,134

Diversified Telecommunication Services — 0.0%
Numericable U.S. LLC,
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
6.171%(c)	01/31/26	148	139,312

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
5.289%(c)	08/14/24	164	159,437

Food Products — 0.0%
Post Holdings Inc,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	05/24/24	93	91,847

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Health Care Providers & Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.351%(c)	06/07/23	103	$99,621

Hotels, Restaurants & Leisure — 0.0%
1011778 BC Unlimited Liability Company,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	02/16/24	141	138,067
Hilton Worldwide Finance LLC,
Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.236%(c)	10/25/23	77	77,172

			215,239

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	12/23/24	116	114,602

Manufacturing — 0.0%
Quikrete Holdings Inc,
Initial Loan (First Lien), 1 Month LIBOR + 2.750%
5.249%(c)	11/15/23	10	10,143

Media — 0.0%
Charter Communications Operating LLC (aka CCO Safari LLC),
Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	04/30/25	156	155,130
Univision Communications Inc,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/15/24	192	180,538

			335,668

Packaging & Containers — 0.0%
Berry Global Inc,
Term Q Loan, 2 Month LIBOR + 2.000%
4.610%(c)	10/03/22	148	146,889
Term R Loan, 1 Month LIBOR + 2.000%
4.493%(c)	01/19/24	52	51,330

			198,219

Software — 0.0%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/01/24	29	28,597
First Data Corporation,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%	07/08/22	10	9,973
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%(c)	04/26/24	156	155,523

			194,093

Telecommunications — 0.1%
CenturyLink Inc,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	01/31/25	296	289,584
5.249%(c)	01/31/25	33	32,096
Intelsat Jackson Holdings SA,
Tranche B-4 Term Loan, 1 Month LIBOR + 3.750%
6.240%	11/27/23	30	29,363

			351,043

TOTAL BANK LOANS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Telecommunications (cont’d.) (cost $2,939,186)				$2,872,613

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 2.000%
2.870%(c)	02/15/41	GBP	298	382,274
CSMC Trust,
Series 2017-CHOP, Class F, 1 Month LIBOR + 4.350%, 144A
6.834%(c)	07/15/32		460	461,438
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class C, 1 Month LIBOR + 3.750%, 144A
6.234%(c)	09/15/31		900	900,748
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
1.959%(cc)	11/10/45		1,012	59,354
IMT Trust,
Series 2017-APTS, Class FFL, 1 Month LIBOR + 2.850%, 144A
5.334%(c)	06/15/34		800	794,745
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,040	1,052,377
Series 2018-PHMZ, Class M, 1 Month LIBOR + 8.208%, 144A
10.691%(c)	06/15/35		1,000	1,001,720
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		104	71,725
Real Estate Asset Liquidity Trust (Canada),
Series 2018-1A, Class A1, 144A
3.072%	08/12/53	CAD	279	210,946
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	606,089
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AJ
5.860%(cc)	02/15/51		124	106,900

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,769,018)				5,648,316

CONVERTIBLE BONDS — 0.0%
Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(original cost $456,753;purchased 12/06/10)(d)(f)
6.250%	12/15/16		450	1,089

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
23.932%	12/31/50^		500	28,087

TOTAL CONVERTIBLE BONDS (cost $956,753)				29,176

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS — 6.1%
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
3.231%(c)	04/30/20		400	$399,702
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
3.411%(c)	06/15/21		100	99,397
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		400	410,585
4.125%	11/16/28		300	311,675

				1,221,359

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.400%	02/14/26		40	41,114
4.800%	02/14/29		150	154,636
5.800%	02/14/39		100	105,762
6.200%	02/14/59		380	409,094
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.297%	08/14/20		1,300	1,286,679
3.222%	08/15/24		600	586,656
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
3.283%(c)	08/14/20		1,200	1,197,422
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		2,700	2,691,749
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	31,303

				6,504,415

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		195	189,349
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29		1,246	1,271,055

				1,460,404

Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
3.083%(c)	11/05/21		100	99,809
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20		800	795,834
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	338,438
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21		200	197,132
5.875%	08/02/21		200	207,086
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
3.605%(c)	04/05/21		400	$390,538
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.122%(c)	05/14/21	EUR	500	541,696
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20		1,100	1,101,828
3.550%	04/09/21		100	100,548
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.680% (Cap N/A, Floor 0.000%)
0.372%(c)	05/10/21	EUR	200	224,118
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.940%, 144A
3.555%(c)	03/02/21		200	199,967
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19		500	498,901
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
3.131%(c)	03/15/21		100	99,202
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
3.083%(c)	05/17/22		200	199,746
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		900	898,958
2.450%	11/20/19		600	597,500
3.875%	11/13/20		200	202,568
4.000%	11/12/21		200	204,035
Gtd. Notes, 3 Month LIBOR + 0.770%, 144A
3.458%(c)	11/13/20		700	702,055
Gtd. Notes, 3 Month LIBOR + 0.940%, 144A
3.638%(c)	11/12/21		200	200,346

				7,800,305

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		24	24,570
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	100	116,466

				141,036

Banks — 2.3%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—(rr)	EUR	700	812,869
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22		400	395,499
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		3,330	2,630,700
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	435,540

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	200	$217,888
6.750%(ff)	—(rr)	EUR	200	229,757
8.875%(ff)	—(rr)	EUR	400	493,355
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19	EUR	700	219,864
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%(ff)	—(rr)		200	198,752
7.625%(ff)	—(rr)		1,590	1,590,000
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		240	237,763
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	—(rr)	EUR	200	229,866
Sr. Unsec’d. Notes
4.379%	04/12/28		400	404,451
Bank of America Corp.,
Jr. Sub. Notes
5.875%(ff)	—(rr)		400	405,860
5.875%	—(rr)		190	192,784
6.100%(ff)	—(rr)		60	63,487
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,000	985,225
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		900	978,750
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	600	678,724
7.000%(ff)	—(rr)	GBP	400	522,936
7.750%(ff)	—(rr)		200	200,340
8.000%(ff)	—(a)(rr)	EUR	700	844,923
8.000%	—(rr)	EUR	300	362,110
8.000%	—(rr)		290	296,525
8.000%(ff)	—(rr)		200	204,500
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		600	612,376
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
4.114%(c)	02/15/23		400	397,610
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.807%(c)	08/10/21		800	815,284
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		230	237,766
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(ff)	09/22/29		120	126,001
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33		240	220,680
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	—(rr)	EUR	379	463,965
Sr. Unsec’d. Notes, 144A
4.705%(ff)	01/10/25		200	207,446

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.198%(ff)	01/10/30		200	$215,923
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26	GBP	600	816,153
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.883%(c)	05/22/22		700	703,786
Sub. Notes, EMTN
2.750%(ff)	11/30/27	EUR	700	831,384
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		300	303,615
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—(rr)		1,760	1,795,200
6.300%(ff)	—(rr)		200	203,500
Sr. Unsec’d. Notes
8.125%	07/15/39		134	201,436
Sub. Notes
4.450%	09/29/27		200	205,487
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
3.216%(c)	05/26/20		700	700,658
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	600	732,509
6.625%	—(rr)	EUR	400	488,340
6.625%	—(rr)	EUR	400	488,340
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,431,883
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%(ff)	—(rr)	EUR	360	431,994
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		900	909,885
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—(rr)		200	200,750
7.500%(ff)	—(rr)		210	216,038
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
5.070%(c)	04/16/21		1,100	1,133,757
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—(rr)	EUR	660	754,336
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	202,753
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		500	501,917
4.250%	10/14/21		900	904,041
4.250%	10/14/21		400	401,796
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.767%(c)	07/13/20		1,400	1,395,197
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
4.028%(c)	02/04/21		200	198,334
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,500	1,466,667

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		2,800	$2,780,489
2.500%	01/25/21		1,300	1,298,509
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		800	819,594
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		300	296,730
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		42	32,340
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)		27	20,520
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29		300	306,600
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.811%(c)	09/15/20		500	505,149
Sub. Notes
5.150%	05/22/45		240	253,817
6.750%	10/01/37		850	1,036,215
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21		600	609,421
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		300	305,449
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)		260	268,450
6.500%(ff)	—(rr)		700	693,000
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	300	402,080
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.283%(c)	05/18/21		400	399,785
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.247%(c)	09/11/21		600	599,482
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.683%(c)	05/18/24		200	198,361
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	300,022
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.100%	10/02/23		700	719,481
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.600%(c)	10/02/23		700	697,712
Sub. Notes, EMTN
2.500%(ff)	02/15/29	EUR	600	696,559
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(ff)	—(rr)	EUR	860	1,003,298
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.125%(ff)	—(rr)		940	$922,798
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%(ff)	03/11/27	EUR	400	458,613
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.250%	09/15/25	EUR	1,500	1,713,506
Gov’t. Gtd. Notes, GMTN
0.625%	02/22/27	EUR	1,500	1,750,833
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	5,311,927
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	300	483,636
5.125%	03/07/25	GBP	300	470,704
Gtd. Notes
3.300%	05/07/21		300	302,342
Gtd. Notes, 3 Month LIBOR + 0.490%
3.229%(c)	05/07/21		200	199,572
Gtd. Notes, MTN, 144A
5.800%	01/13/20		500	511,513
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	EUR	200	230,589
7.000%(ff)	—(rr)	GBP	800	1,041,965
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.413%(c)	06/21/21		400	400,015
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
3.144%(c)	04/04/19		600	600,021
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20(a)		500	498,377
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300	308,730
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.601%(c)	09/11/24		400	402,994
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30		120	126,387
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20		500	498,011
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.625%	03/02/22	EUR	600	667,877
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21		400	400,726
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	5,000	550,245
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	5,951	928,257
2.500%	10/01/47	DKK	122	19,286
3.000%	10/01/47	DKK	43	6,883

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
3.133%(c)	05/17/21		400	$400,992
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	16,719	2,607,831
Covered Bonds, MTN
2.500%	07/01/47	DKK	40	6,321
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—(rr)		200	203,750
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		300	303,190
4.519%(ff)	06/25/24		600	613,550
5.076%(ff)	01/27/30		700	736,914
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
4.152%(c)	06/25/24		900	888,318
Sub. Notes
5.125%	05/28/24		380	390,049
6.000%	12/19/23		510	544,401
6.100%	06/10/23		600	637,184
6.125%	12/15/22		160	170,208
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		2,170	2,248,337
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—(rr)	GBP	200	268,013
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		800	784,026
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	198,527
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	06/01/21		500	503,817
Societe Generale SA (France),
Sub. Notes
2.500%(ff)	09/16/26	EUR	700	811,823
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	5,000	615,760
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.745%(c)	04/06/20		700	700,485
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	34,000	3,762,827
2.000%	06/17/26	SEK	11,000	1,262,362
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21		1,500	1,395,360
5.125%	05/03/22		850	769,763
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	397,292
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%), 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.175%(c)	06/08/20		1,600	$1,605,760
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		600	595,991
Sub. Notes
7.625%	08/17/22		1,300	1,431,534
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
5.750%(ff)	—(rr)	EUR	400	489,028
Gtd. Notes, 144A
2.650%	02/01/22		600	594,622
7.000%(ff)	—(rr)		200	203,006
Gtd. Notes, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%), 144A
4.577%(c)	04/14/21		200	204,925
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—(rr)	EUR	1,120	1,220,879
Sr. Unsec’d. Notes, MTN, 144A
7.830%	12/04/23		2,150	2,385,447
Sub. Notes, MTN, 144A
7.296%(ff)	04/02/34		940	947,294
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)		4,828	4,765,477
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(ff)	—(rr)		128	136,768
Sub. Notes, MTN
4.750%	12/07/46		50	52,467

				103,652,443

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
3.650%	02/01/26		140	140,413
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		560	614,627
5.800%	01/23/59		40	44,477
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	32,058
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		200	227,050

				1,058,625

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		1,400	1,409,522

Chemicals — 0.1%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28		430	418,068
Chandra Asri Petrochemical Tbk PT (Indonesia),
Gtd. Notes, 144A
4.950%	11/08/24		340	323,264

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27		1,790	$1,808,747
Equate Petrochemical BV (Kuwait),
Gtd. Notes, MTN
4.250%	11/03/26		400	403,547
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		980	969,396
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		920	909,600
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		200	200,930

				5,033,552

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
3.278%(c)	08/04/20		1,500	1,501,125
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		170	163,183
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN, 144A
5.625%	09/25/48		460	478,014
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
3.554%(c)	08/15/21		700	695,640
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		400	398,836
2.600%	12/01/21		800	787,182
5.250%	10/01/20		300	309,425
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		1,900	1,958,025
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	126,834
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		220	226,050
5.875%	09/15/26		50	51,688
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		60	63,219

				6,759,221

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		3,200	3,283,072
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.576%(c)	03/01/21		308	308,005

				3,591,077

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19		400	$400,328
4.625%	10/30/20		650	665,274
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		200	206,377
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	607,500
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	09/18/27		200	194,438
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		300	305,625
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23(a)		960	963,360
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65		630	497,700
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	600,000
6.250%	05/15/19		800	802,924
8.250%	12/15/20		600	648,039
Jyske Realkredit A/S (Denmark),
Covered Bonds
2.500%	10/01/47	DKK	54	8,535
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	200	228,645
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.967%(c)	06/30/21		200	200,099
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19(a)		138	138,173
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	20,275	3,163,116
2.000%	10/01/50	DKK	1,953	303,584
2.500%	10/01/47	DKK	0	75
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21		1,900	1,861,295
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	99,873

				11,894,960

Electric — 0.4%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		700	742,280
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20		500	496,128

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	380	$389,029
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.251%(c)	03/11/22	600	600,836
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
3.193%(c)	05/14/21	1,400	1,399,200
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	1,000	1,043,800
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	700	693,653
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	1,040	1,096,784
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39	300	331,228
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	1,300	1,327,802
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	100	101,383
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	220	223,204
7.375%	11/15/31	400	529,185
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19	700	705,873
Iberdrola Finance Ireland DAC (Spain),
Gtd. Notes, 144A
5.000%	09/11/19	100	100,855
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27	350	345,625
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.930%(c)	09/03/19	540	540,152
Gtd. Notes, 3 Month LIBOR + 0.400%
3.029%(c)	08/21/20	600	598,858
Gtd. Notes, 3 Month LIBOR + 0.720%
3.352%(c)	02/25/22	1,200	1,202,309
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27(a)	900	793,170
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	720	756,900
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42	1,100	1,095,347
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
3.061%(c)	03/15/21	100	99,072
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
3.183%(c)	12/20/20		300	$298,673
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25(a)		1,340	1,367,310

				16,878,656

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	400,708

Foods — 0.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		100	100,624
3.650%	03/15/23		400	405,605
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.297%(c)	10/09/20		700	696,284
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	198,700
2.077%	11/02/21		1,200	1,176,549
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		100	100,867
3.700%	10/17/23		300	307,494
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	320	441,496
Gtd. Notes, 3 Month LIBOR + 0.570%
3.267%(c)	02/10/21		900	897,705
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	60,825
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,900	1,851,956
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
3.079%(c)	05/30/19		700	700,039

				6,938,144

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19		500	499,132
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26		380	404,928

				904,060

Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		100	101,782
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.211%(c)	06/15/21		800	799,636

				901,418

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		300	$299,031
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24		300	305,403
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		700	698,282
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.375%(c)	03/19/21		800	797,302

				2,100,018

Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		110	112,200
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	126,611
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		700	704,501
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		100	106,098
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		10	10,600
5.625%	09/01/28		10	10,575
Sr. Sec’d. Notes
4.500%	02/15/27		20	20,540
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		80	88,331

				1,179,456

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	109,588

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
3.162%(c)	06/24/22		400	396,676

Insurance — 0.0%
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	609,104
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	353,117
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		110	122,939

				1,085,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.250%	08/22/57	900	$967,872
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20	1,000	993,290

			1,961,162

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	50	51,096
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36(a)	223	255,112

			306,208

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	700	694,714
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	70	70,788
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	416,916
5.400%	08/08/28	200	209,520

			1,391,938

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc. (Japan),
Gtd. Notes
2.118%	09/11/20	400	394,341

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.897%(c)	06/22/20	1,100	1,101,896

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	30	30,188
5.375%	05/01/25	80	82,600
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28	900	867,490
4.464%	07/23/22	220	227,614
5.050%	03/30/29	100	105,370
5.375%	04/01/38	100	100,537
6.834%	10/23/55	250	283,028
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24	200	206,606
4.700%	10/15/48	450	487,848
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	200	213,000

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		600	$603,750
5.875%	11/15/24(a)		220	184,800
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29		200	214,439
5.476%	01/25/39		50	55,290
5.576%	01/25/49		30	33,765
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		580	595,358
5.500%	07/21/25		240	256,704
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19		200	199,652
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		400	406,629
7.300%	07/01/38		210	244,581
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	01/15/27	GBP	100	128,956
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	201,250

				5,729,455

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		200	198,185
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		10	9,850
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
3.875%	10/27/27		310	296,036
4.125%	03/12/24		150	151,451
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48		1,300	1,497,198
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		220	264,099
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27		110	107,615

				2,524,434

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		200	218,617
6.875%	01/10/39		150	177,371
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		150	159,561
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
3.247%(c)	11/10/20		590	$587,426

				1,142,975

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	513,046
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	727,843
0.500%	08/10/23	AUD	700	462,690
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
8.400%	10/12/21	IDR	3,500,000	250,245

				1,953,824

Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26(a)		150	163,371
6.450%	09/15/36		250	287,641
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28		330	332,445
5.100%	09/01/40		320	314,638
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	409,776
Black Elk Energy LLC Escrow,
Bonds (original cost $0; purchased 12/29/16)(d)(f)
2.573%	12/01/99^		600	—
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27		270	265,950
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		10	9,969
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23(a)		550	577,678
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		150	154,730
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		20	20,946
5.600%	07/15/41		10	11,020
5.850%	12/15/25(a)		240	272,327
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		600	606,006
5.375%	06/26/26		340	366,350
5.875%	09/18/23		850	928,413
5.875%	05/28/45		380	393,775
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20		600	591,823
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.375%	10/24/48	1,300	$1,420,250
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	780	812,978
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	70	80,453
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22	1,539	1,657,435
Magnum Hunter Resources Corp.,
Gtd. Notes
0.000%	12/31/99^	430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	130	120,250
7.000%	03/31/24	50	46,625
Sec’d. Notes, 144A
6.500%	01/15/25	40	39,407
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23	180	180,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	10	10,235
4.200%	03/15/48	20	20,886
4.400%	04/15/46	20	21,190
4.625%	06/15/45	90	98,421
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21	38	37,710
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	1,702	1,846,120
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	499	506,240
5.999%	01/27/28	2,230	2,256,760
6.125%	01/17/22	339	357,815
6.850%	06/05/2115	2,810	2,717,832
7.375%	01/17/27	1,200	1,320,421
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	05/16/24	2,730	610,155
9.000%	11/17/21	1,060	280,688
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
5.625%	06/19/47	500	532,500
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	500	513,125
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	606	611,157
4.875%	01/18/24(a)	2,480	2,441,535
6.375%	01/23/45	710	627,143
6.500%	06/02/41(a)	759	687,039
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	700	706,439

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		180	$166,950
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,810	1,898,699
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	713,510
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		220	222,750
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23		30	30,150
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		180	202,500
YPF SA (Argentina),
Sr. Unsec’d. Notes, MTN
16.500%	05/09/22	ARS	850	12,307

				29,514,533

Oil & Gas Services — 0.0%
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22		240	206,400
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
3.452%(s)	—(rr)		46	230

				206,630

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
1.500%	11/15/23	EUR	400	459,994
3.000%	03/12/20		1,000	999,397
4.550%	03/15/35		10	9,794
Allergan Sales LLC,
Gtd. Notes, 144A
5.000%	12/15/21		500	520,350
Bausch Health Co., Inc.,
Gtd. Notes, 144A
9.250%	04/01/26(a)		290	317,347
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		270	271,350
5.625%	12/01/21		94	94,019
6.125%	04/15/25(a)		1,300	1,287,000
9.000%	12/15/25(a)		450	488,835
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)		60	61,275
7.000%	03/15/24(a)		120	126,960
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21		400	401,603
4.250%	12/15/25		200	202,144
4.375%	12/15/28		300	297,879
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
3.621%(c)	12/15/23	400	$394,124
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	100	102,812
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	100	100,762
3.700%	03/09/23	200	203,216
4.300%	03/25/28	30	30,398
4.780%	03/25/38	120	118,835
5.050%	03/25/48	340	342,518
Mylan NV,
Gtd. Notes
2.500%	06/07/19	164	163,877
3.750%	12/15/20	700	706,341
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	800	796,544
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21(a)	100	95,337

			8,592,711

Pipelines — 0.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	450	464,182
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	121,800
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	164,800
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
3.183%(c)	01/10/20	1,300	1,299,404
Gtd. Notes, 3 Month LIBOR + 0.700%
3.311%(c)	06/15/20	1,000	999,629
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20	200	203,221
4.650%	06/01/21	300	309,428
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	700	721,940
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	30	31,526
5.200%	09/01/20	500	516,667
5.375%(ff)	02/15/78	90	80,285
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	150	153,563
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	660	639,811
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	70	75,824

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.800%	02/15/29		170	$178,956
5.500%	02/15/49		230	245,332
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	236,119
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		1,700	1,765,742
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.299%(c)	06/05/20		200	199,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		150	149,438
5.375%	02/01/27		10	10,225
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,320,633
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		240	300,074
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28		650	660,563
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		700	756,875
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	264,381

				11,870,186

Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	228,489

Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	586,437
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	01/11/20		770	772,309
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		400	406,908
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.250%	04/04/21		1,110	1,122,787
Tesco Property Finance 3 PLC (United Kingdom),
Sr. Sec’d. Notes
5.744%	04/13/40	GBP	97	151,230
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	169,400

				3,209,071

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	$115,448
3.000%	06/15/23		600	597,955
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27		300	298,358
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	99,057
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		600	596,604
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	298,714
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22		100	103,942
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.549%(c)	04/16/19		500	500,138
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	688,583

				3,298,799

Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	611,840
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	600	790,012
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
3.195%(c)	10/28/21		1,300	1,300,110
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		900	900,000

				3,601,962

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		800	796,575

Semiconductors — 0.0%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		700	701,779
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		600	607,566

				1,309,345

Software — 0.0%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20		600	601,322

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		800	$792,595

				1,393,917

Sovereign — 0.0%
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
45.563%	04/03/22	ARS	1,400	31,638

Telecommunications — 0.3%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		210	205,800
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26	EUR	600	701,658
5.150%	02/15/50		300	306,470
5.300%	08/15/58		100	100,923
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.376%(c)	06/01/21		1,400	1,405,812
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.737%(c)	07/15/21		900	910,597
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.777%(c)	06/12/24		400	396,794
BellSouth LLC,
Gtd. Notes, 144A
4.333%	04/26/21		1,400	1,401,526
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		50	44,334
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
1.950%	09/19/21		400	390,794
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		340	325,125
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29		360	366,232
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		70	73,857
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		30	34,575
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		1,200	1,260,000
7.875%	09/15/23		120	125,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		625	624,813
4.738%	09/20/29		200	202,250
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21		400	418,000
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.800%	10/12/21	1,500	$1,562,122
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	360	343,991
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	120	116,274
4.500%	08/10/33	20	21,140
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.784%(c)	05/15/25	800	800,080
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	90	91,478
5.250%	05/30/48	30	29,741

			12,260,086

Transportation — 0.0%
CH Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	100	103,529
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	431,939
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	370	373,985
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24	500	523,125
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	191,881
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	100	99,803
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	210	181,650
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	150	152,813

			2,058,725

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,266,484
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	670	678,375
5.750%	11/15/23	60	61,650
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	30	29,850
5.250%	08/15/22	50	51,245
5.500%	02/15/24	70	72,671
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	703,290

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	$196,381
3.000%	07/15/22	400	395,148

			3,455,094

TOTAL CORPORATE BONDS (cost $278,744,785)			279,754,797

MUNICIPAL BONDS — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	70	71,182
6.314%	01/01/44	200	202,996
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	393,048

			667,226

Michigan — 0.0%
City of Detroit,
General Obligation Ltd.
4.000%	04/01/44	70	61,929

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	206,664

TOTAL MUNICIPAL BONDS (cost $886,518)			935,819

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540%
3.026%(c)	08/25/35	754	500,763
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
2.678%(c)	09/20/46	452	382,776
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.668%(c)	02/20/47	572	461,296
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
2.686%(c)	06/25/37	154	146,843
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1, 1 Month LIBOR + 0.190%
2.676%(c)	05/25/46	92	83,954
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
3.097%(c)	02/25/47	660	403,777
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35	129	132,761
Series 2006-I, Class 4A1
4.490%(cc)	10/20/46	87	68,865
Series 2015-R2, Class 9A2, 144A
3.125%(c)	03/27/36	1,619	1,375,413
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
4.693%(cc)	03/25/35	774	756,226

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-H, Class 2A5
4.348%(cc)	09/25/35		53	$51,442
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, 3 Month EURIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.000%(c)	02/20/36	EUR	70	78,279
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		67	68,280
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
4.375%(cc)	03/25/35		15	14,636
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.677%(cc)	07/25/37		31	27,387
CHL Mortgage Pass-Through Trust,
Series 2006-6, Class A4
6.000%	04/25/36		56	45,250
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		6	6,004
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.273%(cc)	09/25/37		82	78,273
Series 2007-AR4, Class 1A1A
4.654%(cc)	03/25/37		519	506,445
Series 2015-2, Class 1A1, 1 Month LIBOR + 0.200%, 144A
2.690%(c)	06/25/47		395	395,793
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34		9	9,284
Series 2004-12, Class 12A1
4.119%(cc)	08/25/34		25	24,460
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		494	467,199
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
1.045%(c)	06/15/40	GBP	234	287,904
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	12/10/44	EUR	122	135,456
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
1.003%(c)	12/10/44	GBP	293	377,001
Series 2007-3A, Class A3C, 3 Month GBP LIBOR + 0.950%, 144A
1.793%(c)	06/13/45	GBP	56	71,809
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.793%(c)	06/13/45	GBP	167	216,433
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.486%(c)	07/25/24		716	759,759
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.486%(c)	07/25/25		244	267,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
8.236%(c)	07/25/29	380	$444,448
Fannie Mae REMICS,
Series 2019-5, Class FA, 1 Month LIBOR + 0.400%
2.886%(c)	03/25/49	1,679	1,672,718
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 1 Month LIBOR + 0.500%, 144A
2.999%(c)	11/29/37	91	91,287
Flagstar Mortgage Trust,
Series 2018-2, Class A4, 144A
3.500%(cc)	04/25/48	182	180,937
Freddie Mac REMICS,
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.934%(c)	08/15/33	8	8,349
Series 3397, Class FC, 1 Month LIBOR + 0.600%
3.084%(c)	12/15/37	25	24,798
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.859%(c)	07/15/44	458	456,037
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.934%(c)	09/15/42	263	263,888
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
7.636%(c)	10/25/29	1,190	1,344,171
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
3.109%(c)	07/20/65	722	721,288
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
3.029%(c)	10/20/65	1,546	1,547,945
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
3.189%(c)	08/20/61	77	76,705
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
3.189%(c)	03/20/62	123	123,204
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.509%(c)	01/20/66	745	756,164
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
3.229%(c)	02/20/66	826	830,339
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
3.359%(c)	04/20/66	1,487	1,500,933
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	377	383,462
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150%
3.030%(c)	08/20/68	605	596,433
Series 2019-20, Class FE, 1 Month LIBOR + 0.400%
2.888%(c)	02/20/49	1,597	1,593,616
GreenPoint Mortgage Funding Trust,
Series 2006-AR4, Class A6A, 1 Month LIBOR + 0.180%
2.666%(c)	09/25/46	123	114,236
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
4.300%(c)	03/25/33	24	23,434
Series 2005-AR1, Class 1A1
4.808%(cc)	01/25/35	6	5,708
Series 2005-AR3, Class 6A1
4.259%(cc)	05/25/35	100	96,897

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
HarborView Mortgage Loan Trust,
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560%
3.042%(c)	02/19/36		131	$110,273
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
3.088%(c)	06/20/35		692	679,651
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1, 1 Month LIBOR + 0.795%
3.281%(c)	03/25/34		1,546	1,350,105
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
3.146%(c)	03/25/35		74	73,006
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.588%(cc)	11/25/35		13	12,785
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.676%(c)	09/25/46		110	98,001
JPMorgan Alternative Loan Trust,
Series 2006-A1, Class 1A1, 1 Month LIBOR + 0.460%
2.946%(c)	03/25/36		886	849,012
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
2.726%(c)	10/25/36		718	690,147
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
4.619%(cc)	08/25/35		20	20,361
Series 2007-A1, Class 1A1
4.436%(cc)	07/25/35		19	19,867
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.763%(c)	06/14/40		999	974,472
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150%
4.665%(c)	09/25/36		274	68,011
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
1.510%(c)	01/01/61	GBP	162	203,577
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.495%(c)	12/15/49	GBP	535	678,450
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
3.142%(cc)	10/20/29		9	8,840
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
4.361%(cc)	02/25/33		47	45,886
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.931%(c)	10/07/20		60	60,228
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
2.983%(c)	11/05/20		858	858,295
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
3.041%(c)	12/08/20		71	71,491
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
3.041%(c)	12/08/20		672	674,254
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
2.931%(c)	01/08/20		120	120,472

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
1.012%(c)	12/01/50	GBP	1,079	$1,318,424
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.975%(c)	12/15/50	GBP	150	194,158
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.845%(c)	12/15/50	GBP	715	891,357
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
2.095%(c)	12/15/50	GBP	195	238,837
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.960%(cc)	01/25/36		1,273	1,138,487
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.636%(c)	02/25/47		687	389,427
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550%
3.065%(c)	02/25/36		1,752	269,101
Residential Funding Mortgage Securities,
Series 2003-S9, Class A1
6.500%	03/25/32		5	4,910
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
1.005%(c)	12/15/43	GBP	223	273,381
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	06/12/44	EUR	555	594,382
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.995%(c)	06/12/44	GBP	717	874,526
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1, 1 Month LIBOR + 0.350%
2.838%(c)	07/20/33		68	65,112
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.688%(c)	07/20/36		41	39,325
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
4.424%(cc)	12/25/34		7	6,793
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.732%(c)	07/19/35		132	131,166
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
2.676%(c)	07/25/46		131	108,183
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.606%(c)	08/25/36		457	417,094
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.776%(c)	10/25/36		286	252,385
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
4.014%(cc)	10/25/43		32	31,567
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.044%(c)	06/25/47		32	30,304
Series 2007-3, Class 4A1, 12 Month LIBOR + 1.250%
4.044%(c)	06/25/47		22	20,047

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 3 Month GBP LIBOR + 1.025%, 144A
1.864%(c)	10/20/51	GBP	2,100	$2,735,158
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
2.078%(c)	07/15/51	GBP	339	443,365
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		610	553,822
Series 2005-AR10, Class 3A1
3.646%(cc)	08/25/35		1	1,342
Series 2005-AR14, Class 2A1
4.072%(cc)	12/25/35		86	82,597
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.625%(c)	07/25/46		211	206,605
Series 2006-AR14, Class 1A4
3.644%(cc)	11/25/36		192	181,293
Series 2007-HY5, Class 2A1
3.377%(cc)	05/25/37		1,273	1,048,947
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-1, Class A4
5.750%	02/25/37		26	24,005
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
5.089%(cc)	03/25/35		110	111,808
Series 2006-AR6, Class 3A1
4.961%(cc)	03/25/36		74	71,559

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,668,509)				41,475,171

SOVEREIGN BONDS — 4.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,550	1,534,500
3.125%	10/11/27		500	496,250
4.125%	10/11/47		1,370	1,382,056
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48		1,035	1,118,111
9.500%	11/12/25		280	317,951
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 0.000%
49.153%(c)	10/04/22	ARS	100	3,852
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 2.000%
45.563%(c)	04/03/22	ARS	6,760	152,767
Argentina POM Politica Monetaria (Argentina),
Bonds
67.546%(c)	06/21/20	ARS	46,898	1,192,108
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	176,678
16.000%	10/17/23	ARS	9,840	167,064

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Unsec’d. Notes
18.200%	10/03/21	ARS	6,777	$109,360
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%(cc)	12/31/38		670	386,925
5.625%	01/26/22		850	733,125
5.875%	01/11/28(a)		1,753	1,344,551
6.250%	04/22/19		2,968	2,969,484
6.875%	01/26/27		910	736,190
7.125%	06/28/2117		3,570	2,634,660
7.500%	04/22/26		930	788,640
7.625%	04/22/46		200	157,500
8.280%	12/31/33		1,416	1,171,788
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		770	786,401
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	940	783,590
3.000%	09/20/25	AUD	1,430	1,464,604
3.000%	03/21/47	AUD	770	612,176
Autonomous City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes
7.500%	06/01/27		600	532,860
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	850	985,491
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	200	241,808
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	09/16/25		850	862,108
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
4.000%	03/06/20	ARS	22,443	760,811
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/27	BRL	264	71,405
Series B, Notes
6.000%	08/15/50	BRL	683	689,192
Series F, Notes
10.000%	01/01/21	BRL	8,539	2,275,626
10.000%	01/01/23	BRL	5,667	1,527,686
10.000%	01/01/25	BRL	2,150	581,926
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25(a)		310	315,583
4.625%	01/13/28		1,480	1,491,855
5.000%	01/27/45		2,560	2,357,760
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	1,278	900,693
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	374,271
3.380%	11/21/24	CNY	2,000	302,062
3.390%	05/21/25	CNY	2,000	301,428
3.480%	06/29/27	CNY	5,500	825,646
4.290%	05/22/29	CNY	1,000	158,051

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	$577,265
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		200	203,102
5.000%	06/15/45(a)		2,090	2,192,828
5.200%	05/15/49		970	1,043,526
5.625%	02/26/44		1,250	1,409,000
Community of Valencia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,288,257
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25(a)		460	422,630
7.000%	04/04/44		380	362,425
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	330	382,165
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,880	1,931,719
6.850%	01/27/45		300	321,000
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		490	487,549
8.750%	06/02/23		780	817,050
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,450	1,378,949
8.875%	10/23/27		200	199,999
9.650%	12/13/26		760	796,100
10.750%	01/31/29		340	374,510
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		200	193,728
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		310	307,725
6.875%	04/30/40		420	385,256
8.700%	03/01/49		710	738,400
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		1,240	1,298,181
8.500%	01/31/47		400	407,810
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		740	725,207
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	406,560
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	565,775
5.875%	04/24/19		370	369,064
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		500	510,369
French Republic Government Bond OAT (France),
Bonds, TIPS
0.250%	07/25/24	EUR	565	638,375
1.850%	07/25/27	EUR	538	618,753
2.100%	07/25/23	EUR	3,603	4,069,811

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
2.250%	07/25/20	EUR	1,856	$2,092,203
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,182,010
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		250	304,255
Sr. Unsec’d. Notes
7.875%	08/07/23		350	365,348
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		1,020	996,985
7.875%	03/26/27		410	413,601
8.125%	01/18/26		240	246,048
8.125%	03/26/32		450	447,786
8.950%	03/26/51		830	831,552
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		800	768,640
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	3,295	3,734,339
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		850	939,522
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		370	364,295
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,120,058
4.750%	07/18/47		900	921,046
5.250%	01/17/42		2,504	2,689,131
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		3,306	3,646,369
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	1,729,000	121,413
7.000%	05/15/27	IDR	23,166,000	1,565,901
8.250%	05/15/36	IDR	15,477,000	1,105,236
8.375%	09/15/26	IDR	331,000	24,331
8.375%	03/15/34	IDR	19,450,000	1,401,670
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		300	303,459
4.125%	01/17/48		200	206,564
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.500%	11/15/25	EUR	800	922,675
2.800%	12/01/28	EUR	1,000	1,153,208
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	241	248,957
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		550	506,165
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		700	777,882
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	206,373
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.375%	09/27/23		800	$822,761
Sr. Unsec’d. Notes, MTN
2.125%	04/13/21		1,100	1,087,829
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27(a)		750	734,025
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN
3.875%	10/14/24		2,005	2,064,428
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		700	706,706
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,570	1,603,363
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		805	658,088
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	528,793
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	4,800	238,953
8.000%	11/07/47	MXN	28,740	1,405,207
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,060	149,952
7.750%	11/13/42	MXN	121,246	5,801,118
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		3,440	3,314,440
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	528,860
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,000	796,878
2.500%	09/20/35	NZD	200	174,695
3.000%	09/20/30	NZD	300	268,689
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		580	618,402
Sr. Unsec’d. Notes, MTN, 144A
7.625%	11/28/47		1,410	1,371,281
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		470	429,314
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		940	858,628
5.625%	01/17/28		950	890,397
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		680	701,427
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		780	820,895
5.400%	03/30/50		200	209,500
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	412,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
6.150%	08/12/32	PEN	2,600	$823,791
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		1,020	1,308,660
5.940%	02/12/29	PEN	600	190,255
6.550%	03/14/37		210	282,715
6.950%	08/12/31	PEN	700	238,253
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	94,925
6.350%	08/12/28	PEN	2,900	944,517
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42		1,150	1,166,750
3.950%	01/20/40		790	829,878
5.000%	01/13/37		600	705,922
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.350%	11/01/23		200	206,446
Province of British Columbia (Canada),
Unsec’d. Notes
2.700%	12/18/22	CAD	300	230,982
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22(a)		100	99,735
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,166,175
Province of Quebec (Canada),
Notes
4.250%	12/01/21	CAD	600	477,804
Unsec’d. Notes
3.000%	09/01/23	CAD	700	546,645
3.500%	12/01/22	CAD	900	711,696
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	276,450
9.125%	03/16/24		1,770	1,464,675
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	304,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		400	415,400
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,100	2,159,787
4.000%	03/14/29		600	618,367
4.500%	04/23/28		1,000	1,068,588
4.817%	03/14/49		2,150	2,260,592
5.103%	04/23/48		1,050	1,149,750
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	1,000	749,439
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,000	1,514,171
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	11,180	854,573
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		630	588,042

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
4.875%	04/14/26		810	$802,140
5.375%	07/24/44		1,840	1,711,274
Russian Federal Bond (Russia),
Bonds
7.000%	01/25/23	RUB	45,990	681,667
7.000%	08/16/23	RUB	46,830	690,949
7.050%	01/19/28	RUB	117,052	1,664,416
7.400%	12/07/22	RUB	4,170	62,820
7.600%	07/20/22	RUB	139,450	2,110,399
8.150%	02/03/27	RUB	189,508	2,904,066
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		1,600	1,730,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29		300	312,441
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		3,200	3,169,120
3.625%	03/04/28		500	495,568
4.000%	04/17/25		1,100	1,126,169
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		360	332,100
Unsec’d. Notes, 144A
6.250%	05/23/33		830	796,793
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,870	91,771
7.000%	02/28/31	ZAR	15,590	905,984
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	38,700	1,946,575
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.400%	07/30/28	EUR	2,300	2,673,435
2.900%	10/31/46	EUR	700	903,013
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25		600	583,519
6.200%	05/11/27		1,000	959,766
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		400	383,906
6.825%	07/18/26		290	290,054
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,300	1,970,073
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,000	992,398
Turkey Government Bond (Turkey),
Bonds
10.500%	08/11/27	TRY	3,350	390,548
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		1,840	1,628,400
4.250%	04/14/26(a)		810	680,309
5.750%	03/22/24		1,400	1,324,232
5.750%	05/11/47		3,560	2,821,300
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		480	476,400

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
9.750%	11/01/28		350	$360,500
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		2,070	1,843,294
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	03/07/36	GBP	2,200	4,087,751
4.250%	12/07/40	GBP	1,200	2,349,345
4.500%	09/07/34	GBP	500	936,727
4.750%	12/07/38	GBP	200	406,575
Unsec’d. Notes
4.250%	06/07/32	GBP	300	533,926
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	2,561	3,399,021
0.125%	08/10/28	GBP	2,241	3,006,143
0.125%	03/22/46	GBP	334	477,990
0.125%	08/10/48	GBP	179	258,608
0.125%	11/22/65	GBP	350	498,606
0.750%	11/22/47	GBP	614	874,812
1.875%	11/22/22	GBP	359	463,713
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		192	202,469
4.375%	01/23/31		270	282,690
4.975%	04/20/55(a)		780	817,050
5.100%	06/18/50		200	213,500
9.875%	06/20/22	UYU	13,350	395,696
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	16,300	483,134
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24		1,350	394,875
9.250%	09/15/27		3,479	1,087,188
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		680	711,504

TOTAL SOVEREIGN BONDS (cost $213,162,870)				204,149,256

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal National Mortgage Assoc.
3.500%	TBA		22,800	23,087,658
3.500%	TBA		18,370	18,601,757
4.000%	TBA		22,300	22,916,921
4.000%	TBA		12,100	12,434,742

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $76,605,847)				77,041,078

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
3.000%	02/15/49		2,870	2,973,589
3.125%	05/15/48		1,220	1,293,629
3.375%	11/15/48		740	823,568
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		13,254	13,191,063
0.125%	04/15/21		9,498	9,422,514
0.125%	04/15/22(k)		18,031	17,844,411

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.125%	01/15/23	3,232	$3,194,686
0.125%	07/15/24	5,119	5,054,487
0.125%	07/15/26	8,452	8,265,814
0.250%	01/15/25	9,844	9,737,296
0.375%	07/15/23	2,737	2,743,614
0.375%	07/15/25	12,080	12,069,138
0.375%	01/15/27	12,585	12,470,544
0.375%	07/15/27	1,626	1,613,060
0.500%	01/15/28	6,006	5,990,575
0.625%	07/15/21	246	247,826
0.625%	04/15/23	2,188	2,203,603
0.625%	01/15/24	2,335	2,357,226
0.625%	01/15/26	33,077	33,446,995
0.625%	02/15/43	591	555,621
0.750%	07/15/28	2,436	2,489,799
0.750%	02/15/42	223	216,728
0.750%	02/15/45	2,886	2,771,261
0.875%	01/15/29	6,050	6,242,187
0.875%	02/15/47	7,587	7,501,834
1.000%	02/15/46	10,685	10,883,034
1.000%	02/15/48	10,844	11,066,114
1.000%	02/15/49	1,050	1,076,611
1.125%	01/15/21	115	116,504
1.250%	07/15/20	22,079	22,403,504
1.375%	02/15/44	6,900	7,619,673
1.750%	01/15/28(k)	841	928,372
2.000%	01/15/26	18,870	20,812,997
2.125%	02/15/40	4,902	6,111,785
2.125%	02/15/41	4,965	6,223,198
2.375%	01/15/25	36,475	40,493,291
2.375%	01/15/27	2,221	2,539,295
2.500%	01/15/29(k)	9,363	11,093,174
3.375%	04/15/32	1,774	2,388,675
3.625%	04/15/28	17,469	22,168,281
3.875%	04/15/29(k)	2,996	3,956,495
U.S. Treasury Notes
1.750%	05/15/23	1,270	1,245,443
2.125%	03/31/24	1,170	1,163,510
2.125%	07/31/24	1,400	1,389,938
2.250%	11/15/24	1,130	1,127,793
2.625%	01/31/26	1,500	1,528,887
2.625%	02/15/29(a)	3,190	3,248,567
2.750%	02/15/24	3,600	3,682,547
2.875%	04/30/25(h)	5,400	5,576,344

TOTAL U.S. TREASURY OBLIGATIONS (cost $347,734,283)			353,565,100

TOTAL LONG-TERM INVESTMENTS (cost $3,347,965,031)			4,020,591,402

		Shares

SHORT-TERM INVESTMENTS — 17.0%

AFFILIATED MUTUAL FUNDS — 9.5%
PGIM Core Ultra Short Bond Fund(u)(vv)(w)		335,195,944	335,195,944

		Shares		Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $97,644,046; includes $47,634,078 of cash collateral for securities on loan)(b)(w)			97,618,033	$97,637,556

TOTAL AFFILIATED MUTUAL FUNDS (cost $432,839,990)				432,833,500

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.2%
U.S. Treasury Bills
2.240%	06/20/19(h)(k)		43,000	42,774,107
2.303%	04/25/19		37,000	36,942,311
2.323%	07/18/19		17,000	16,879,576
2.365%	05/23/19		23,000	22,922,094
2.398%	04/11/19		11,400	11,392,481
2.399%	05/02/19		12,000	11,975,730
2.406%	04/04/19(k)		26,200	26,194,845
2.406%	04/25/19		9,000	8,985,967
2.408%	06/20/19(h)(k)		300	298,424
2.412%	06/20/19(h)(k)		300	298,424
2.413%	06/20/19(h)(k)		8,100	8,057,448
2.414%	05/23/19		1,700	1,694,242
2.432%	05/30/19		1,600	1,593,831

TOTAL U.S. TREASURY OBLIGATIONS (cost $190,002,174)				190,009,480

		Shares
UNAFFILIATED FUNDS — 2.9%
BlackRock Liquidity FedFund			36,527,328	36,527,328
BlackRock Liquidity Funds T-Fund Portfolio			36,516,220	36,516,220
Dreyfus Treasury Securities Cash Management			8,430,963	8,430,963
Goldman Sachs Financial Square Funds - Government Fund			36,527,329	36,527,329
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio			15,624,219	15,624,219

TOTAL UNAFFILIATED FUNDS (cost $133,626,059)				133,626,059

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.0%
Argentina Treasury Bills
13.737%(s)	04/12/19	ARS	18,117	466,658
20.941%(s)	04/30/19	ARS	1,729	49,093
26.143%(s)	04/30/20	ARS	20,250	511,933
49.906%(s)	06/28/19	ARS	1,040	26,244
Brazil Letras do Tesouro Nacional
6.414%(s)	01/01/20	BRL	954	231,912

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,414,119)				1,285,840

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 0.1%

Barclays Bank PLC (United Kingdom),
Certificate of Deposit, 3 Month LIBOR + 0.400% (cost $2,200,000)
3.171%(c)	10/25/19	2,200	$2,203,671

REPURCHASE AGREEMENT(m) — 0.3%
Citigroup Global Markets, Inc., 2.750%, dated 03/29/19, due 04/01/19 in the amount of $12,602,888 (cost $12,600,000)		12,600	12,600,000

OPTIONS PURCHASED~* — 0.0% (cost $1,185,662)			1,118,644

TOTAL SHORT-TERM INVESTMENTS (cost $773,868,004)			773,677,194

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.2% (cost $4,121,833,035)			4,794,268,596

	Shares

SECURITIES SOLD SHORT — (2.7)%

COMMON STOCKS — (2.6)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.*	6,000	(213,180)
Axon Enterprise, Inc.*	6,200	(337,342)
Bombardier, Inc. (Canada) (Class B Stock)*	43,464	(83,588)
Kratos Defense & Security Solutions, Inc.*	14,900	(232,887)
Mercury Systems, Inc.*	2,900	(185,832)
Saab AB (Sweden) (Class B Stock)	649	(20,821)

		(1,073,650)

Air Freight & Logistics — (0.0)%
Deutsche Post AG (Germany)	367	(11,952)
Yamato Holdings Co. Ltd. (Japan)	9,200	(237,890)

		(249,842)

Airlines — (0.0)%
Delta Air Lines, Inc.	8,900	(459,685)

Auto Components — (0.0)%
Aptiv PLC	2,800	(222,572)
Brembo SpA (Italy)	4,814	(54,651)
Continental AG (Germany)	1,433	(215,790)
Dorman Products, Inc.*	1,900	(167,371)
Koito Manufacturing Co. Ltd. (Japan)	900	(51,023)
LCI Industries	2,200	(169,004)
Motorcar Parts of America, Inc.*	2,800	(52,836)
NGK Spark Plug Co. Ltd. (Japan)	5,400	(100,234)
Nifco, Inc. (Japan)	600	(15,279)
Nokian Renkaat OYJ (Finland)	1,144	(38,337)
Pirelli & C SpA (Italy)*	2,288	(14,750)
Toyota Industries Corp. (Japan)	600	(30,105)
Visteon Corp.*	4,500	(303,075)

		(1,435,027)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Automobiles — (0.0)%
Ferrari NV (Italy)	6,102	$(820,625)
Harley-Davidson, Inc.	2,100	(74,886)
Mitsubishi Motors Corp. (Japan)	5,200	(27,651)

		(923,162)

Banks — (0.1)%
Bank of Hawaii Corp.	2,000	(157,740)
Bank of Kyoto Ltd. (The) (Japan)	3,400	(142,186)
Columbia Banking System, Inc.	10,900	(356,321)
Commerce Bancshares, Inc.	6,700	(389,002)
Commerzbank AG (Germany)*	19,280	(149,771)
Community Bank System, Inc.	2,400	(143,448)
Cullen/Frost Bankers, Inc.	4,400	(427,108)
CVB Financial Corp.	9,600	(202,080)
FinecoBank Banca Fineco SpA (Italy)	5,302	(69,861)
First Financial Bankshares, Inc.	700	(40,446)
First Republic Bank	5,000	(502,300)
Glacier Bancorp, Inc.	3,100	(124,217)
Heritage Financial Corp.	1,600	(48,224)
Hiroshima Bank Ltd. (The) (Japan)	2,500	(12,730)
Independent Bank Corp.	4,100	(332,141)
Iyo Bank Ltd. (The) (Japan)	11,300	(59,762)
Prosperity Bancshares, Inc.	3,900	(269,334)
Seacoast Banking Corp. of Florida*	7,300	(192,355)
Seven Bank Ltd. (Japan)	11,700	(34,556)
Shizuoka Bank Ltd. (The) (Japan)	1,600	(12,172)
Southside Bancshares, Inc.	5,000	(166,150)
Suruga Bank Ltd. (Japan)*	5,500	(25,459)
UMB Financial Corp.	1,700	(108,868)
Union Bankshares Corp.	1,600	(51,728)
United Bankshares, Inc.	4,800	(173,952)
Webster Financial Corp.	5,400	(273,618)

		(4,465,529)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	5,117	(430,444)
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	3,200	(80,988)
Primo Water Corp.*	5,600	(86,576)

		(598,008)

Biotechnology — (0.2)%
Alder Biopharmaceuticals, Inc.*	7,500	(102,375)
Alnylam Pharmaceuticals, Inc.*	6,600	(616,770)
Amicus Therapeutics, Inc.*	28,600	(388,960)
Atara Biotherapeutics, Inc.*	5,500	(218,625)
BioCryst Pharmaceuticals, Inc.*	16,000	(130,240)
BioMarin Pharmaceutical, Inc.*	6,100	(541,863)
Clovis Oncology, Inc.*	7,700	(191,114)
Coherus Biosciences, Inc.*	6,000	(81,840)
Deciphera Pharmaceuticals, Inc.*	5,500	(127,655)
Dynavax Technologies Corp.*	9,000	(65,790)
Flexion Therapeutics, Inc.*	2,200	(27,456)
Galapagos NV (Belgium)*	3,026	(357,399)
Genmab A/S (Denmark)*	2,210	(383,927)
Heron Therapeutics, Inc.*	11,400	(278,616)
Immunomedics, Inc.*	12,300	(236,283)
Intellia Therapeutics, Inc.*	2,000	(34,160)

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Intercept Pharmaceuticals, Inc.*	3,700	$(413,882)
Invitae Corp.*	12,100	(283,382)
Ironwood Pharmaceuticals, Inc.*	13,400	(181,302)
PeptiDream, Inc. (Japan)*	6,800	(333,868)
Portola Pharmaceuticals, Inc.*	10,400	(360,880)
Rubius Therapeutics, Inc.*	6,900	(124,890)
Sangamo Therapeutics, Inc.*	14,300	(136,422)
Sarepta Therapeutics, Inc.*	4,600	(548,274)
Seattle Genetics, Inc.*	6,800	(498,032)

		(6,664,005)

Building Products — (0.1)%
AAON, Inc.	7,500	(346,350)
Allegion PLC	700	(63,497)
Assa Abloy AB (Sweden) (Class B Stock)	1,616	(34,927)
Daikin Industries Ltd. (Japan)	3,000	(352,211)
Lennox International, Inc.	1,400	(370,160)
LIXIL Group Corp. (Japan)	11,200	(149,348)
Owens Corning	8,400	(395,808)
Simpson Manufacturing Co., Inc.	400	(23,708)
TOTO Ltd. (Japan)	6,200	(262,949)
Trex Co., Inc.*	6,700	(412,184)

		(2,411,142)

Capital Markets — (0.1)%
Banca Generali SpA (Italy)	1,864	(46,480)
CME Group, Inc.	2,600	(427,908)
Cohen & Steers, Inc.	900	(38,043)
Credit Suisse Group AG (Switzerland)	36,877	(430,532)
Deutsche Bank AG (Germany)	101,937	(832,288)
FactSet Research Systems, Inc.	2,700	(670,329)
GAM Holding AG (Switzerland)	5,419	(16,950)
Hamilton Lane, Inc. (Class A Stock)	2,200	(95,876)
Julius Baer Group Ltd. (Switzerland)	340	(13,748)
MarketAxess Holdings, Inc.	1,100	(270,688)
Moody’s Corp.	2,500	(452,725)
Nomura Holdings, Inc. (Japan)	3,700	(13,326)
Penson Worldwide, Inc. (original cost $194,328; purchased 07/06/10-01/27/11)(f)^	32,656	—
S&P Global, Inc.	2,100	(442,155)
WisdomTree Investments, Inc.	22,400	(158,144)

		(3,909,192)

Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	308	(27,339)
Albemarle Corp.	2,200	(180,356)
Chr Hansen Holding A/S (Denmark)	2,402	(243,037)
Ecolab, Inc.	2,700	(476,658)
Ferro Corp.*	2,500	(47,325)
FMC Corp.	2,800	(215,096)
Hexpol AB (Sweden)	7,714	(64,936)
International Flavors & Fragrances, Inc.	4,200	(540,918)
Kansai Paint Co. Ltd. (Japan)	6,700	(127,571)
LANXESS AG (Germany)	217	(11,623)
Livent Corp.*	2,618	(32,149)
Nippon Paint Holdings Co. Ltd. (Japan)	9,500	(373,953)
Novozymes A/S (Denmark) (Class B Stock)	4,875	(224,757)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
OCI NV (Netherlands)*	2,654	$(73,145)
PPG Industries, Inc.	4,000	(451,480)
Quaker Chemical Corp.	200	(40,066)
RPM International, Inc.	8,300	(481,732)
Sensient Technologies Corp.	6,100	(413,519)
Symrise AG (Germany)	556	(50,286)
Yara International ASA (Norway)	366	(15,011)

		(4,090,957)

Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	7,400	(268,990)
Bilfinger SE (Germany)	996	(34,705)
Healthcare Services Group, Inc.	6,000	(197,940)
Republic Services, Inc.	3,400	(273,292)
Rollins, Inc.	4,400	(183,128)
Stericycle, Inc.*	2,100	(114,282)

		(1,072,337)

Communications Equipment — (0.0)%
Lumentum Holdings, Inc.*	8,800	(497,552)
Nokia OYJ (Finland)	7,851	(44,698)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	35,594	(327,832)

		(870,082)

Construction & Engineering — (0.0)%
Boskalis Westminster (Netherlands)	2,904	(75,285)
Dycom Industries, Inc.*	600	(27,564)
FLSmidth & Co. A/S (Denmark)	1,094	(47,328)
Granite Construction, Inc.	2,100	(90,615)
Jacobs Engineering Group, Inc.	600	(45,114)
JGC Corp. (Japan)	7,900	(105,018)
NV5 Global, Inc.*	1,800	(106,848)
SNC-Lavalin Group, Inc. (Canada)	1,167	(29,613)

		(527,385)

Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	8,535	(174,913)
LafargeHolcim Ltd. (Switzerland)	3,897	(192,999)

		(367,912)

Consumer Finance — (0.0)%
Acom Co. Ltd. (Japan)	39,100	(139,570)
AEON Financial Service Co. Ltd. (Japan)	7,400	(150,676)
FirstCash, Inc.	700	(60,550)
Orient Corp. (Japan)	12,600	(12,864)

		(363,660)

Containers & Packaging — (0.0)%
AptarGroup, Inc.	2,500	(265,975)
Ball Corp.	8,800	(509,168)
Graphic Packaging Holding Co.	39,900	(503,937)
Huhtamaki OYJ (Finland)	1,530	(57,016)

		(1,336,096)

Distributors — (0.0)%
Pool Corp.	300	(49,491)

Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	13,927	(88,063)

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Telecommunication Services — (0.0)%
Iridium Communications, Inc.*	1,200	$(31,728)
Koninklijke KPN NV (Netherlands)	210,948	(669,172)
Telefonica Deutschland Holding AG (Germany)	36,358	(114,360)
United Internet AG (Germany)	4,387	(160,494)
Vonage Holdings Corp.*	6,400	(64,256)

		(1,040,010)

Electric Utilities — (0.0)%
Alliant Energy Corp.	3,900	(183,807)
American Electric Power Co., Inc.	3,500	(293,125)
Chugoku Electric Power Co., Inc. (The) (Japan)	11,100	(138,384)
Hokuriku Electric Power Co. (Japan)*	13,600	(106,565)
OGE Energy Corp.	4,500	(194,040)
Pinnacle West Capital Corp.	600	(57,348)
Shikoku Electric Power Co., Inc. (Japan)	2,800	(34,060)
Xcel Energy, Inc.	8,200	(460,922)

		(1,468,251)

Electrical Equipment — (0.1)%
Nidec Corp. (Japan)	7,400	(938,453)
OSRAM Licht AG (Germany)	10,427	(360,401)
Prysmian SpA (Italy)	9,178	(173,895)
Sunrun, Inc.*	5,000	(70,300)
TPI Composites, Inc.*	4,500	(128,790)

		(1,671,839)

Electronic Equipment, Instruments & Components — (0.1)%
Cognex Corp.	11,400	(579,804)
Coherent, Inc.*	1,600	(226,752)
FARO Technologies, Inc.*	2,500	(109,775)
Fitbit, Inc. (Class A Stock)*	33,500	(198,320)
Hamamatsu Photonics KK (Japan)	1,400	(54,200)
Ibiden Co. Ltd. (Japan)	9,800	(148,876)
IPG Photonics Corp.*	3,200	(485,696)
Keyence Corp. (Japan)	800	(499,524)
Littelfuse, Inc.	2,400	(437,952)
Mesa Laboratories, Inc.	400	(92,200)
Murata Manufacturing Co. Ltd. (Japan)	300	(14,964)
Rogers Corp.*	2,700	(428,976)
Shimadzu Corp. (Japan)	2,400	(69,563)
Trimble, Inc.*	11,000	(444,400)
Yaskawa Electric Corp. (Japan)	18,100	(569,135)
Yokogawa Electric Corp. (Japan)	1,900	(39,325)

		(4,399,462)

Energy Equipment & Services — (0.0)%
Cactus, Inc. (Class A Stock)*	2,800	(99,680)
Dril-Quip, Inc.*	3,800	(174,230)
Nine Energy Service, Inc.*	4,400	(99,660)
Oil States International, Inc.*	8,800	(149,248)
RPC, Inc.	5,300	(60,473)
SBM Offshore NV (Netherlands)	5,383	(102,444)
Select Energy Services, Inc. (Class A Stock)*	3,900	(46,878)
Tenaris SA (Luxembourg)	4,814	(67,907)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
US Silica Holdings, Inc.	12,100	$(210,056)

		(1,010,576)

Entertainment — (0.0)%
Madison Square Garden Co. (The) (Class A Stock)*	1,500	(439,695)
Nintendo Co. Ltd. (Japan)	3,300	(940,909)

		(1,380,604)

Equity Real Estate Investment Trusts (REITs) — (0.2)%
Agree Realty Corp.	4,600	(318,964)
Alexandria Real Estate Equities, Inc.	4,400	(627,264)
CoreSite Realty Corp.	2,300	(246,146)
CubeSmart	7,100	(227,484)
CyrusOne, Inc.	10,100	(529,644)
Digital Realty Trust, Inc.	4,700	(559,300)
Easterly Government Properties, Inc.	2,500	(45,025)
EastGroup Properties, Inc.	800	(89,312)
Federal Realty Investment Trust	3,800	(523,830)
Healthcare Realty Trust, Inc.	12,000	(385,320)
Invitation Homes, Inc.	12,500	(304,125)
Iron Mountain, Inc.	7,500	(265,950)
Kilroy Realty Corp.	6,300	(478,548)
Macerich Co. (The)	7,700	(333,795)
National Retail Properties, Inc.	11,500	(636,985)
Piedmont Office Realty Trust, Inc. (Class A Stock)	1,700	(35,445)
Public Storage	1,400	(304,892)
Realty Income Corp.	8,900	(654,684)
STORE Capital Corp.	1,900	(63,650)
UDR, Inc.	900	(40,914)
Uniti Group, Inc.	3,100	(34,689)
Weyerhaeuser Co.	2,200	(57,948)

		(6,763,914)

Food & Staples Retailing — (0.0)%
Aeon Co. Ltd. (Japan)	16,400	(343,740)
Cosmos Pharmaceutical Corp. (Japan)	1,100	(190,205)
FamilyMart UNY Holdings Co. Ltd. (Japan)	9,200	(234,512)
Lawson, Inc. (Japan)	300	(16,621)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	400	(13,332)
Sprouts Farmers Market, Inc.*	6,000	(129,240)
Sundrug Co. Ltd. (Japan)	500	(13,770)
Sysco Corp.	2,200	(146,872)
Tsuruha Holdings, Inc. (Japan)	1,400	(113,791)
Welcia Holdings Co. Ltd. (Japan)	1,400	(47,495)

		(1,249,578)

Food Products — (0.1)%
Calavo Growers, Inc.	300	(25,155)
Calbee, Inc. (Japan)	9,300	(250,556)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	20	(135,874)
Freshpet, Inc.*	1,300	(54,977)
Hain Celestial Group, Inc. (The)*	5,600	(129,472)
Hormel Foods Corp.	5,000	(223,800)
J&J Snack Foods Corp.	2,100	(333,564)
Kikkoman Corp. (Japan)	4,900	(240,713)

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Food Products (cont’d.)
Limoneira Co.	2,600	$(61,178)
McCormick & Co., Inc.	800	(120,504)
Sanderson Farms, Inc.	3,200	(421,888)
TreeHouse Foods, Inc.*	700	(45,185)
Yakult Honsha Co. Ltd. (Japan)	1,000	(69,943)

		(2,112,809)

Gas Utilities — (0.0)%
AltaGas Ltd. (Canada)	20,807	(273,877)
ONE Gas, Inc.	400	(35,612)
South Jersey Industries, Inc.	2,600	(83,382)

		(392,871)

Health Care Equipment & Supplies — (0.1)%
Align Technology, Inc.*	1,600	(454,928)
Asahi Intecc Co. Ltd. (Japan)	2,000	(94,030)
Axogen, Inc.*	6,000	(126,360)
China Medical Technologies, Inc. (China), ADR (original cost $78,832; purchased 01/26/11)(f)^	6,255	—
Glaukos Corp.*	4,000	(313,480)
Heska Corp.*	1,100	(93,632)
Insulet Corp.*	5,600	(532,504)
IntriCon Corp.*	1,300	(32,604)
Intuitive Surgical, Inc.*	150	(85,587)
iRhythm Technologies, Inc.*	3,800	(284,848)
Neogen Corp.*	600	(34,434)
Nevro Corp.*	5,800	(362,558)
Novocure Ltd.*	1,700	(81,889)
OrthoPediatrics Corp.*	2,100	(92,883)
Sientra, Inc.*	4,500	(38,610)
STAAR Surgical Co.*	800	(27,352)
Sysmex Corp. (Japan)	2,700	(163,461)
Tandem Diabetes Care, Inc.*	8,700	(552,450)
Terumo Corp. (Japan)	2,800	(85,563)
ViewRay, Inc.*	13,900	(102,721)

		(3,559,894)

Health Care Providers & Services — (0.1)%
BioTelemetry, Inc.*	4,800	(300,576)
Diplomat Pharmacy, Inc.*	10,200	(59,262)
Guardant Health, Inc.*	2,100	(161,070)
HealthEquity, Inc.*	6,000	(443,880)
Henry Schein, Inc.*	3,800	(228,418)
Patterson Cos., Inc.	13,600	(297,160)
PetIQ, Inc.*	3,100	(97,371)
Premier, Inc. (Class A Stock)*	5,500	(189,695)
Quest Diagnostics, Inc.	5,000	(449,600)
Tivity Health, Inc.*	5,200	(91,312)

		(2,318,344)

Health Care Technology — (0.0)%
Inspire Medical Systems, Inc.*	3,400	(193,052)
M3, Inc. (Japan)	16,600	(279,286)
Medidata Solutions, Inc.*	5,400	(395,496)
Tabula Rasa HealthCare, Inc.*	900	(50,778)
Teladoc Health, Inc.*	9,100	(505,960)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Vocera Communications, Inc.*	4,400	$(139,172)

		(1,563,744)

Hotels, Restaurants & Leisure — (0.1)%
Chuy’s Holdings, Inc.*	2,400	(54,648)
Del Frisco’s Restaurant Group, Inc.*	4,600	(29,486)
Domino’s Pizza, Inc.	400	(103,240)
Eldorado Resorts, Inc.*	1,900	(88,711)
Oriental Land Co. Ltd. (Japan)	300	(34,100)
Planet Fitness, Inc. (Class A Stock)*	9,100	(625,352)
Shake Shack, Inc. (Class A Stock)*	4,300	(254,345)
Six Flags Entertainment Corp.	9,500	(468,825)
Stars Group, Inc. (The) (Canada)*	1,627	(28,441)
Vail Resorts, Inc.	2,100	(456,330)
Wingstop, Inc.	3,300	(250,899)
Wynn Resorts Ltd.	3,700	(441,484)

		(2,835,861)

Household Durables — (0.1)%
Casio Computer Co. Ltd. (Japan)	2,700	(35,216)
GoPro, Inc. (Class A Stock)*	16,000	(104,000)
Husqvarna AB (Sweden) (Class B Stock)	1,917	(15,686)
Installed Building Products, Inc.*	2,400	(116,400)
iRobot Corp.*	2,600	(305,994)
Leggett & Platt, Inc.	10,800	(455,976)
Rinnai Corp. (Japan)	200	(14,142)
Roku, Inc.*	9,500	(612,845)
Sharp Corp. (Japan)	5,400	(59,565)

		(1,719,824)

Household Products — (0.0)%
Central Garden & Pet Co.*	6,400	(163,584)
Pigeon Corp. (Japan)	4,400	(180,457)
Spectrum Brands Holdings, Inc.	7,100	(388,938)
Unicharm Corp. (Japan)	1,500	(49,715)
WD-40 Co.	800	(135,552)

		(918,246)

Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	7,400	(408,110)

Industrial Conglomerates — (0.0)%
Keihan Holdings Co. Ltd. (Japan)	900	(37,841)
Roper Technologies, Inc.	1,300	(444,561)

		(482,402)

Insurance — (0.1)%
American International Group, Inc.	2,100	(90,426)
Arthur J Gallagher & Co.	7,900	(616,990)
Brown & Brown, Inc.	15,300	(451,503)
Cincinnati Financial Corp.	2,200	(188,980)
eHealth, Inc.*	2,100	(130,914)
Fidelity National Financial, Inc.	700	(25,585)
Goosehead Insurance, Inc. (Class A Stock)	2,000	(55,760)
Hanover Insurance Group, Inc. (The)	500	(57,085)
Markel Corp.*	280	(278,947)
Principal Financial Group, Inc.	2,300	(115,437)
Sony Financial Holdings, Inc. (Japan)	15,200	(286,023)
T&D Holdings, Inc. (Japan)	5,800	(60,868)

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Unipol Gruppo SpA (Italy)	28,617	$(142,803)
W.R. Berkley Corp.	800	(67,776)

		(2,569,097)

Interactive Media & Services — (0.0)%
IAC/InterActiveCorp.*	2,000	(420,220)
Kakaku.com, Inc. (Japan)	17,200	(330,335)
LINE Corp. (Japan)*	700	(24,696)
Yahoo Japan Corp. (Japan)	6,100	(14,951)
Zillow Group, Inc. (Class C Stock)*	14,600	(507,204)

		(1,297,406)

Internet & Direct Marketing Retail — (0.1)%
Delivery Hero SE (Germany)*	2,709	(98,001)
GrubHub, Inc.*	6,500	(451,555)
Quotient Technology, Inc.*	10,300	(101,661)
Rakuten, Inc. (Japan)	13,300	(126,068)
Wayfair, Inc. (Class A Stock)*	3,800	(564,110)
Zalando SE (Germany)*	8,244	(322,005)
ZOZO, Inc. (Japan)	16,700	(314,449)

		(1,977,849)

IT Services — (0.1)%
Carbonite, Inc.*	5,000	(124,050)
Everi Holdings, Inc.*	10,400	(109,408)
Evo Payments, Inc. (Class A Stock)*	2,300	(66,815)
Fiserv, Inc.*	5,300	(467,884)
Gartner, Inc.*	4,300	(652,224)
Global Payments, Inc.	4,300	(587,036)
Jack Henry & Associates, Inc.	2,100	(291,354)
LiveRamp Holdings, Inc.*	9,900	(540,243)
Obic Co. Ltd. (Japan)	300	(30,232)
Okta, Inc.*	5,400	(446,742)
Square, Inc. (Class A Stock)*	8,300	(621,836)

		(3,937,824)

Leisure Products — (0.0)%
Callaway Golf Co.	4,900	(78,057)
Hasbro, Inc.	5,700	(484,614)
Shimano, Inc. (Japan)	2,800	(455,513)

		(1,018,184)

Life Sciences Tools & Services — (0.0)%
Bio-Techne Corp.	700	(138,985)
Cambrex Corp.*	700	(27,195)
Lonza Group AG (Switzerland)	36	(11,207)
Luminex Corp.	6,400	(147,264)
NanoString Technologies, Inc.*	3,700	(88,541)
NeoGenomics, Inc.*	11,200	(229,152)
Qiagen NV (Netherlands)	1,200	(48,816)
Quanterix Corp.*	3,300	(85,239)

		(776,399)

Machinery — (0.1)%
Aalberts Industries NV (Netherlands)	447	(15,484)
Actuant Corp. (Class A Stock)	2,600	(63,362)
Chart Industries, Inc.*	2,900	(262,508)
CIRCOR International, Inc.*	2,000	(65,200)
CNH Industrial NV (United Kingdom)	23,004	(234,293)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Crane Co.	700	$(59,234)
Daifuku Co. Ltd. (Japan)	9,500	(495,864)
Deere & Co.	3,500	(559,440)
Duerr AG (Germany)	740	(29,134)
FANUC Corp. (Japan)	400	(68,273)
Fortive Corp.	6,200	(520,118)
GEA Group AG (Germany)	7,217	(189,403)
Graco, Inc.	3,800	(188,176)
IDEX Corp.	300	(45,522)
John Bean Technologies Corp.	1,600	(147,024)
KION Group AG (Germany)	851	(44,571)
Lindsay Corp.	500	(48,395)
Makita Corp. (Japan)	400	(13,944)
Metso OYJ (Finland)	2,441	(84,083)
Middleby Corp. (The)*	400	(52,012)
MISUMI Group, Inc. (Japan)	7,600	(189,438)
Nabtesco Corp. (Japan)	3,600	(104,949)
Nordson Corp.	1,600	(212,032)
OC Oerlikon Corp. AG (Switzerland)	14,843	(190,577)
Proto Labs, Inc.*	400	(42,056)
RBC Bearings, Inc.*	900	(114,453)
Schindler Holding AG (Switzerland)	53	(11,012)
Sun Hydraulics Corp.	4,700	(218,597)
Trinity Industries, Inc.	8,000	(173,840)
Xylem, Inc.	5,700	(450,528)

		(4,893,522)

Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	305	(387,119)
Kirby Corp.*	1,000	(75,110)
Mitsui OSK Lines Ltd. (Japan)	4,300	(92,472)
Nippon Yusen KK (Japan)	7,100	(104,003)

		(658,704)

Media — (0.1)%
Altice Europe NV (Netherlands)*	63,891	(168,371)
Cardlytics, Inc.*	3,300	(54,582)
CyberAgent, Inc. (Japan)	10,000	(407,373)
EW Scripps Co. (The) (Class A Stock)	6,600	(138,600)
GCI Liberty, Inc. (Class A Stock)*	10,660	(592,803)
Liberty Broadband Corp. (Class A Stock)*	1,800	(164,952)
Liberty Broadband Corp. (Class C Stock)*	2,500	(229,350)
New York Times Co. (The) (Class A Stock)	13,600	(446,760)
Schibsted ASA (Norway) (Class A Stock)	5,058	(198,684)
Telenet Group Holding NV (Belgium)	2,978	(143,330)

		(2,544,805)

Metals & Mining — (0.0)%
Agnico Eagle Mines Ltd. (Canada)	350	(15,217)
Allegheny Technologies, Inc.*	15,500	(396,335)
Barrick Gold Corp. (Canada)	4,066	(55,741)
Century Aluminum Co.*	9,200	(81,696)
First Quantum Minerals Ltd. (Zambia)	31,452	(356,567)
Franco-Nevada Corp. (Canada)	358	(26,840)
Royal Gold, Inc.	500	(45,465)
thyssenkrupp AG (Germany)	3,695	(50,945)

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Wheaton Precious Metals Corp. (Canada)	5,172	$(123,112)

		(1,151,918)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
AGNC Investment Corp.	17,300	(311,400)
Apollo Commercial Real Estate Finance, Inc.	14,200	(258,440)

		(569,840)

Multiline Retail — (0.0)%
Dollar Tree, Inc.*	5,800	(609,232)
Dollarama, Inc. (Canada)	2,941	(78,457)
Isetan Mitsukoshi Holdings Ltd. (Japan)	26,500	(267,830)
J Front Retailing Co. Ltd. (Japan)	3,100	(36,910)
Marui Group Co. Ltd. (Japan)	16,400	(331,502)
Pan Pacific International Holdings Corp. (Japan)	1,500	(99,575)
Ryohin Keikaku Co. Ltd. (Japan)	100	(25,335)

		(1,448,841)

Multi-Utilities — (0.0)%
Black Hills Corp.	700	(51,849)
NiSource, Inc.	16,900	(484,354)
NorthWestern Corp.	1,700	(119,697)
Sempra Energy	4,800	(604,128)
WEC Energy Group, Inc.	2,600	(205,608)

		(1,465,636)

Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co.*	40,500	(305,775)
Cameco Corp. (Canada)	11,998	(141,406)
Cenovus Energy, Inc. (Canada)	13,930	(120,917)
Centennial Resource Development, Inc. (Class A Stock)*	17,000	(149,430)
Concho Resources, Inc.	4,200	(466,032)
Enbridge, Inc. (Canada)	15,816	(572,825)
EOG Resources, Inc.	2,900	(276,022)
Golar LNG Ltd. (Bermuda)	6,400	(134,976)
Green Plains, Inc.	6,400	(106,752)
Inter Pipeline Ltd. (Canada)	4,749	(78,573)
Keyera Corp. (Canada)	2,208	(52,063)
Koninklijke Vopak NV (Netherlands)	2,295	(109,924)
Matador Resources Co.*	15,800	(305,414)
PDC Energy, Inc.*	8,400	(341,712)
Pembina Pipeline Corp. (Canada)	3,712	(136,358)
TransCanada Corp. (Canada)	6,903	(310,037)
W&T Offshore, Inc.*	7,300	(50,370)
Whiting Petroleum Corp.*	6,400	(167,296)
Williams Cos., Inc. (The)	15,200	(436,544)

		(4,262,426)

Paper & Forest Products — (0.0)%
Louisiana-Pacific Corp.	4,200	(102,396)
Oji Holdings Corp. (Japan)	1,900	(11,801)
Stora Enso OYJ (Finland) (Class R Stock)	1,358	(16,625)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	23,010	(199,811)

		(330,633)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Personal Products — (0.0)%
Beiersdorf AG (Germany)	221	$(22,997)
Kose Corp. (Japan)	900	(165,488)
Shiseido Co. Ltd. (Japan)	300	(21,665)

		(210,150)

Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.*	4,400	(209,000)
Chugai Pharmaceutical Co. Ltd. (Japan)	700	(48,452)
Daiichi Sankyo Co. Ltd. (Japan)	1,800	(85,022)
Dermira, Inc.*	7,300	(98,915)
Eisai Co. Ltd. (Japan)	1,000	(56,252)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	600	(27,606)
Medicines Co. (The)*	7,100	(198,445)
MyoKardia, Inc.*	1,300	(67,587)
Nektar Therapeutics*	2,600	(87,360)
Nippon Shinyaku Co. Ltd. (Japan)	3,200	(232,935)
Ono Pharmaceutical Co. Ltd. (Japan)	4,600	(90,222)
Orion OYJ (Finland) (Class B Stock)	3,216	(120,631)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,500	(213,675)
Recordati SpA (Italy)	1,162	(45,285)
Santen Pharmaceutical Co. Ltd. (Japan)	4,900	(73,057)
Sosei Group Corp. (Japan)*	5,100	(69,583)
Takeda Pharmaceutical Co. Ltd. (Japan)	3,300	(134,172)
Vifor Pharma AG (Switzerland)	837	(113,209)
WaVe Life Sciences Ltd.*	1,600	(62,160)

		(2,033,568)

Professional Services — (0.1)%
Equifax, Inc.	4,000	(474,000)
IHS Markit Ltd.*	9,800	(532,924)
Persol Holdings Co. Ltd. (Japan)	14,100	(228,703)
Recruit Holdings Co. Ltd. (Japan)	5,200	(148,711)
TransUnion	7,100	(474,564)
Verisk Analytics, Inc.	5,000	(665,000)
WageWorks, Inc.*	1,900	(71,744)

		(2,595,646)

Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	13,900	(37,499)
Howard Hughes Corp. (The)*	2,500	(275,000)

		(312,499)

Road & Rail — (0.0)%
Kansas City Southern	900	(104,382)
Keikyu Corp. (Japan)	7,700	(130,628)
Keio Corp. (Japan)	3,200	(206,660)
Kintetsu Group Holdings Co. Ltd. (Japan)	3,700	(172,312)
Nankai Electric Railway Co. Ltd. (Japan)	3,600	(99,360)
Odakyu Electric Railway Co. Ltd. (Japan)	7,900	(191,394)
Saia, Inc.*	500	(30,550)

		(935,286)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	23,600	(602,272)
Ambarella, Inc.*	5,800	(250,560)
ams AG (Austria)	9,103	(246,447)
ASML Holding NV (Netherlands)	1,780	(335,237)
Brooks Automation, Inc.	7,200	(211,176)

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cree, Inc.*	11,500	$(658,030)
Disco Corp. (Japan)	1,000	(142,521)
First Solar, Inc.*	1,200	(63,408)
Infineon Technologies AG (Germany)	19,291	(384,024)
Inphi Corp.*	6,800	(297,432)
Marvell Technology Group Ltd.	26,000	(517,140)
Microchip Technology, Inc.	6,800	(564,128)
Monolithic Power Systems, Inc.	600	(81,294)
Renesas Electronics Corp. (Japan)*	31,000	(143,379)
STMicroelectronics NV (Switzerland)	30,464	(453,278)
Universal Display Corp.	4,100	(626,685)
Veeco Instruments, Inc.*	6,800	(73,712)

		(5,650,723)

Software — (0.1)%
2U, Inc.*	5,200	(368,420)
8x8, Inc.*	14,400	(290,880)
Alteryx, Inc. (Class A Stock)*	5,500	(461,285)
Avalara, Inc.*	3,100	(172,949)
Benefitfocus, Inc.*	700	(34,664)
Blackbaud, Inc.	2,300	(183,379)
BlackBerry Ltd. (Canada)*	7,940	(80,033)
Coupa Software, Inc.*	4,800	(436,704)
DocuSign, Inc.*	700	(36,288)
Domo, Inc. (Class B Stock)*	3,200	(129,056)
Everbridge, Inc.*	4,600	(345,046)
Instructure, Inc.*	4,600	(216,752)
Pegasystems, Inc.	7,700	(500,500)
Proofpoint, Inc.*	1,100	(133,573)
PROS Holdings, Inc.*	5,800	(244,992)
Q2 Holdings, Inc.*	6,100	(422,486)
RingCentral, Inc. (Class A Stock)*	700	(75,460)
ServiceNow, Inc.*	2,300	(566,927)
ShotSpotter, Inc.*	800	(30,880)
Workday, Inc. (Class A Stock)*	3,300	(636,405)
Zendesk, Inc.*	6,800	(578,000)

		(5,944,679)

Specialty Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	5,900	(161,719)
At Home Group, Inc.*	9,100	(162,526)
CECONOMY AG (Germany)*	16,800	(89,544)
Children’s Place, Inc. (The)	300	(29,184)
Dufry AG (Switzerland)	204	(21,439)
Fast Retailing Co. Ltd. (Japan)	1,100	(517,487)
Fielmann AG (Germany)	1,142	(78,910)
Floor & Decor Holdings, Inc. (Class A Stock)*	14,600	(601,812)
Hikari Tsushin, Inc. (Japan)	100	(18,954)
Lumber Liquidators Holdings, Inc.*	4,500	(45,450)
National Vision Holdings, Inc.*	1,600	(50,288)
Nitori Holdings Co. Ltd. (Japan)	200	(25,832)
Party City Holdco, Inc.*	12,000	(95,280)
Tiffany & Co.	4,000	(422,200)

		(2,320,625)

Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	9,400	(101,144)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Electronics For Imaging, Inc.*	8,700	$(234,030)
Pure Storage, Inc. (Class A Stock)*	21,200	(461,948)
Ricoh Co. Ltd. (Japan)	15,000	(156,820)

		(953,942)

Textiles, Apparel & Luxury Goods — (0.0)%
Asics Corp. (Japan)	12,100	(162,118)
Cie Financiere Richemont SA (Switzerland)	891	(64,944)
Fossil Group, Inc.*	3,200	(43,904)
HUGO BOSS AG (Germany)	334	(22,842)
Oxford Industries, Inc.	600	(45,156)
Swatch Group AG (The) (Switzerland)	118	(33,797)
Wolverine World Wide, Inc.	1,900	(67,887)

		(440,648)

Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc.*	1,500	(527,340)
Mr Cooper Group, Inc.*	13,100	(125,629)
Northwest Bancshares, Inc.	14,900	(252,853)
Oritani Financial Corp.	6,300	(104,769)

		(1,010,591)

Trading Companies & Distributors — (0.0)%
H&E Equipment Services, Inc.	5,200	(130,572)
MonotaRO Co. Ltd. (Japan)	13,600	(302,727)
NOW, Inc.*	15,100	(210,796)
SiteOne Landscape Supply, Inc.*	6,400	(365,760)
Watsco, Inc.	1,800	(257,778)

		(1,267,633)

Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)	3,894	(101,085)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	194	(14,890)
Japan Airport Terminal Co. Ltd. (Japan)	1,700	(71,918)
Mitsubishi Logistics Corp. (Japan)	1,000	(27,931)

		(215,824)

Wireless Telecommunication Services — (0.0)%
1&1 Drillisch AG (Germany)	1,221	(43,588)
Boingo Wireless, Inc.*	3,700	(86,136)
Millicom International Cellular SA (Colombia), SDR	1,909	(116,252)

		(245,976)

TOTAL COMMON STOCKS
(proceeds received $113,359,184)		(119,292,438)

PREFERRED STOCK — 0.0%
Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC) (proceeds received $23,555)	241	(41,450)

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND — (0.1)%
Canadian Government Bond
(proceeds received $2,051,659)
2.750%	12/01/48	2,400	$(2,138,422)

TOTAL SECURITIES SOLD SHORT (proceeds received $115,434,398)			(121,472,310)

OPTIONS WRITTEN~* — (0.0)%
(premiums received $1,538,712)			(1,751,827)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.5% (cost $4,004,859,925)			4,671,044,459
Liabilities in excess of other assets(z) — (2.5)%			(111,785,387)

NET ASSETS — 100.0%			$4,559,259,072

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $135,966 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,647,222; cash collateral of $97,402,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,449,850. The aggregate value of $137,055 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreement is collateralized by a U.S. Treasury Security (coupon rate 2.750%, maturity date 07/31/2023) with the aggregate value, including accrued interest, of $12,868,789.

(n)	Rate shown reflects yield to maturity at purchase date.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(vv)	Includes an amount of $3,081,807 segregated as collateral for OTC derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

				Principal
	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligations	Rate	Date	Date	(000)	Value
Federal National Mortgage Assoc. (proceeds receivable $6,597,014)	3.000%	TBA	05/13/19	$(6,700)	$(6,663,670)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

5 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.00	82		82	$641

5 Year U.S. Treasury Notes Futures	Call	05/24/19	$124.25	66		66	516

10 Year Euro-Bund Futures	Call	04/26/19	173.00	63	EUR	63	707

10 Year Euro-Bund Futures	Call	05/24/19	175.50	117	EUR	117	2,623

10 Year Euro-Bund Futures	Call	05/24/19	176.00	374	EUR	374	8,391

10 Year U.S. Treasury Notes Futures	Call	04/26/19	$124.75	13		13	609

10 Year U.S. Treasury Notes Futures	Call	04/26/19	$128.50	334		334	10,438

10 Year U.S. Treasury Notes Futures	Call	04/26/19	$129.00	800		800	25,000

10 Year U.S. Treasury Notes Futures	Call	04/26/19	$129.50	100		100	3,125

10 Year U.S. Treasury Notes Futures	Call	04/26/19	$138.00	72		72	—

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$129.00	31		31	1,938

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$129.50	104		104	6,500

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$133.50	214		214	$6,687

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$135.00	88		88	1,375

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$135.50	143		143	2,234

10 Year U.S. Treasury Notes Futures	Call	05/24/19	$136.50	411		411	6,422

20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$151.00	10		10	6,406

Australian Dollar Currency	Call	04/05/19	71.00	5		5	1,800

Australian Dollar Currency	Call	04/05/19	72.00	3		3	180

Australian Dollar Currency	Call	05/03/19	71.00	5		5	3,500

Euro Futures	Call	04/05/19	1.14	5		625	625

Euro Futures	Call	05/03/19	1.13	3		375	2,700

Euro Futures	Call	05/03/19	1.15	8		1,000	1,500

Euro Futures	Call	05/03/19	1.14	17		2,125	10,838

Euro Schartz	Call	05/24/19	114.00	359	EUR	359	2,014

Euro-OAT	Call	05/24/19	166.00	59	EUR	59	7,280

Euro-OAT	Call	05/24/19	175.00	54	EUR	54	606

2 Year U.S. Treasury Notes Futures	Put	04/26/19	$105.13	5		10	—

5 Year Euro-Bobl	Put	05/24/19	126.00	121	EUR	121	679

5 Year Euro-Bobl	Put	05/24/19	128.75	37	EUR	37	208

5 Year U.S. Treasury Notes Futures	Put	04/26/19	$110.25	156		156	—

5 Year U.S. Treasury Notes Futures	Put	04/26/19	$111.50	329		329	—

5 Year U.S. Treasury Notes Futures	Put	04/26/19	$112.00	40		40	—

5 Year U.S. Treasury Notes Futures	Put	04/26/19	$112.25	49		49	—

5 Year U.S. Treasury Notes Futures	Put	05/24/19	$111.75	55		55	430

5 Year U.S. Treasury Notes Futures	Put	05/24/19	$112.00	117		117	914

5 Year U.S. Treasury Notes Futures	Put	05/24/19	$113.75	25		25	586

10 Year Euro-Bund Futures	Put	04/26/19	166.50	5	EUR	5	4,655

10 Year Euro-Bund Futures	Put	05/24/19	144.00	96	EUR	96	1,077

10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.25	20		20	10,938

10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.50	10		10	6,875

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$111.00	13		13	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$112.00	24		24	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$113.50	2		2	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$114.00	52		52	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$114.50	10		10	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$115.00	13		13	—

10 Year U.S. Treasury Notes Futures	Put	05/24/19	$115.50	1		1	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$128.00	94		94	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$129.00	402		402	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$132.00	14		14	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$133.00	553		553	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$134.00	176		176	—

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$148.00	3		3	1,312

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$148.50	4		4	2,375

20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$149.00	8		8	6,375

20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$137.00	36		36	1,125

20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$138.00	39		39	1,828

Australian Dollar Currency	Put	05/03/19	65.50	34		34	340

Euro Futures	Put	05/03/19	1.07	11		1,375	206

Euro Futures	Put	05/03/19	1.14	3		375	4,200

Japanese Yen Currency	Put	06/07/19	84.50	107		134	2,675

Total Exchanged Traded (cost $226,821)							$161,453

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Morgan Stanley Bank, N.A.	06/24/21	1.29	—	EUR	228	$4,023
Currency Option EUR vs USD	Call	Barclays Bank PLC	09/22/21	1.31	—	EUR	200	3,720
Currency Option USD vs EUR	Call	JP Morgan Chase Bank, N.A.	10/21/19	1.15	—		1,500	30,845
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		2,900	3,771
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		600	780
Currency Option EUR vs GBP	Put	HSBC Bank USA, N.A.	06/03/19	0.83	—	EUR	1,180	4,401
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	06/03/19	0.83	—	EUR	910	3,394
Currency Option EUR vs SEK	Put	Goldman Sachs Bank USA	09/04/19	10.25	—	EUR	1,060	10,593
Currency Option EUR vs SEK	Put	Goldman Sachs Bank USA	09/04/19	10.25	—	EUR	1,000	9,993
Currency Option EUR vs USD	Put	JP Morgan Chase Bank, N.A.	10/21/19	1.15	—	EUR	2,200	57,754
Currency Option EUR vs USD	Put	Morgan Stanley Bank, N.A.	06/24/21	1.29	—	EUR	228	25,464
Currency Option EUR vs USD	Put	Barclays Bank PLC Goldman Sachs	09/22/21	1.31	—	EUR	200	24,322
Currency Option USD vs AUD	Put	Bank USA	04/03/19	0.74	—		1,290	—
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	06/11/19	3.80	—		1,300	14,579
Currency Option USD vs BRL	Put	Barclays Bank PLC	07/16/19	3.65	—		1,300	6,811
Currency Option USD vs COP	Put	Goldman Sachs Bank USA	05/29/19	3,040.00	—		1,900	3,225
Currency Option USD vs COP	Put	Citibank, N.A.	08/31/19	3,050.00	—		720	5,527
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	06/21/19	1.16	—		1,360	3,870
Currency Option USD vs IDR	Put	JP Morgan Chase Bank, N.A.	07/12/19	14,000.00	—		1,300	6,326
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	71.00	—		1,275	28,336
Currency Option USD vs INR	Put	Barclays Bank PLC	09/05/19	71.50	—		1,440	37,021
Currency Option USD vs INR	Put	JP Morgan Chase Bank, N.A.	09/23/19	69.20	—		2,200	21,669
Currency Option USD vs INR	Put	Citibank, N.A.	05/13/20	62.50	—		7,500	9,423
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	04/11/19	19.00	—		1,900	2,159
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	05/28/19	64.97	—		1,900	18,181
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	06/20/19	65.15	—		2,800	35,422
Currency Option USD vs TRY	Put	Goldman Sachs Bank USA	06/14/19	5.43	—		1,000	16,384

Total OTC Traded (cost $511,253)								$387,993

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 02/24/22	Call	Morgan Stanley Capital Services LLC	02/20/20	2.50%	2.50%(Q)	3 Month LIBOR(Q)	20,900	$163,143

2- Year Interest Rate Swap, 02/25/22	Call	Morgan Stanley Capital Services LLC	02/21/20	2.50%	2.50%(Q)	3 Month LIBOR(Q)	20,600	161,030

2- Year Interest Rate Swap, 03/30/22	Call	Morgan Stanley Capital Services LLC	03/26/20	2.25%	2.25%(Q)	3 Month LIBOR(Q)	33,000	178,473

2- Year Interest Rate Swap, 03/31/22	Call	Morgan Stanley Capital Services LLC	03/27/20	2.25%	2.25%(Q)	3 Month LIBOR(Q)	10,300	55,820

CDX.NA.IG.31.V1, 12/20/23	Call	Barclays Capital Inc.	04/17/19	0.65%	0.62%(Q)	CDX.NA.IG.31.V1(Q)	2,610	10,036

CDX.NA.IG.32.V2, 06/24/24	Put	BNP Paribas S.A.	05/16/19	1.30%	CDX.NA.IG.31.V2(Q)	0.62%(Q)	16,000	696

Total OTC Swaptions (cost $447,588)								$569,198

Total Options Purchased (cost $1,185,662)								$1,118,644

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	04/26/19	$115.25	25		25	$(17,188)
5 Year U.S. Treasury Notes Futures	Call	04/26/19	$116.25	130		130	(25,391)
10 Year Euro-Bund Futures	Call	04/26/19	164.00	7	EUR	7	(19,238)
10 Year Euro-Bund Futures	Call	04/26/19	164.50	10	EUR	10	(22,547)
10 Year Euro-Bund Futures	Call	04/26/19	165.00	8	EUR	8	(16,692)
10 Year Euro-Bund Futures	Call	04/26/19	165.50	8	EUR	8	(13,730)
10 Year Euro-Bund Futures	Call	05/24/19	166.00	20	EUR	20	(27,371)
10 Year Euro-Bund Futures	Call	05/24/19	167.00	10	EUR	10	(8,413)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$122.50	29		29	(51,203)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$123.00	63		63	(83,672)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$123.50	15		15	(14,063)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$124.50	52		52	(21,125)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$124.75	31		31	(10,172)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	16		16	(4,000)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	22		22	(5,500)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	142		142	(35,500)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$126.00	3		3	(328)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.00	25		25	(37,109)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.50	15		15	(17,109)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$125.00	52		52	(23,563)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$146.00	17		17	(64,016)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$148.00	31		31	(64,906)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$150.00	26		26	(25,594)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$153.00	20		20	(5,313)
20 Year U.S. Treasury Bonds Futures	Call	05/24/19	$148.00	10		10	(25,156)
Australian Dollar Currency	Call	04/05/19	72.50	5		5	(100)
Canadian Dollar Futures	Call	04/05/19	76.50	10		10	(50)
Canadian Dollar Futures	Call	05/03/19	75.50	5		5	(1,600)
Euro Futures	Call	04/05/19	1.15	5		625	(31)

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Euro Futures	Call	06/07/19	1.15	5		625	$(2,375)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	109		109	(6,812)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.25	21		21	(2,297)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.50	15		15	(2,930)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$116.25	26		26	(16,047)
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$115.25	26		26	(5,891)
10 Year Euro-Bund Futures	Put	04/26/19	161.50	16	EUR	16	(1,077)
10 Year Euro-Bund Futures	Put	04/26/19	162.50	5	EUR	5	(168)
10 Year Euro-Bund Futures	Put	04/26/19	163.00	10	EUR	10	(449)
10 Year Euro-Bund Futures	Put	04/26/19	163.50	20	EUR	20	(1,570)
10 Year Euro-Bund Futures	Put	04/26/19	164.00	21	EUR	21	(2,591)
10 Year Euro-Bund Futures	Put	04/26/19	165.00	6	EUR	6	(1,817)
10 Year Euro-Bund Futures	Put	05/24/19	162.50	20	EUR	20	(2,692)
10 Year Euro-Bund Futures	Put	05/24/19	162.50	20	EUR	20	(2,692)
10 Year Euro-Bund Futures	Put	05/24/19	163.50	10	EUR	10	(2,468)
10 Year Euro-Bund Futures	Put	05/24/19	164.00	15	EUR	15	(4,880)
10 Year U.S. Treasury Notes Futures	Put	04/05/19	$123.50	38		38	(2,375)
10 Year U.S. Treasury Notes Futures	Put	04/12/19	$123.75	19		19	(4,156)
10 Year U.S. Treasury Notes Futures	Put	04/12/19	$124.00	16		16	(5,000)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$121.00	10		10	—
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$122.00	23		23	(719)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$122.50	13		13	(609)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.00	16		16	(1,750)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.00	81		81	(8,859)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.75	20		20	(6,250)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.50	3		3	(656)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.00	30		30	(12,656)
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$123.00	26		26	(6,906)
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$123.50	51		51	(21,516)
20 Year U.S. Treasury Bonds Futures	Put	04/12/19	$147.00	6		6	(656)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$141.00	10		10	(313)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$144.00	12		12	(562)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$145.00	5		5	(312)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$146.00	19		19	(2,078)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$147.50	10		10	(3,125)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$147.00	14		14	(3,062)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$144.00	16		16	(2,500)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$145.00	58		58	(13,594)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$146.00	15		15	(5,391)

Total Exchanged Traded (premiums received $565,500)							$(800,481)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Citibank, N.A.	06/03/19	6.84	—	EUR	550	$(28,273)
Currency Option EUR vs TRY	Call	Goldman Sachs Bank USA	09/04/19	7.30	—	EUR	515	(41,085)
Currency Option EUR vs USD	Call	JP Morgan Chase Bank, N.A.	10/21/19	1.22	—	EUR	2,200	(5,227)
Currency Option USD vs BRL	Call	Barclays Bank PLC	07/16/19	3.95	—		1,300	(39,031)
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	04/11/19	6.78	—		1,200	(1,118)

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CNH	Call	HSBC Bank USA, N.A.	04/29/19	6.80	—		1,200	$(1,842)
Currency Option USD vs COP	Call	Citibank, N.A.	08/30/19	3,250.00	—		720	(16,369)
Currency Option USD vs IDR	Call	JP Morgan Chase Bank, N.A.	07/12/19	15,200.00	—		1,300	(6,958)
Currency Option USD vs INR	Call	Barclays Bank PLC	07/11/19	75.00	—		1,275	(3,470)
Currency Option USD vs INR	Call	JP Morgan Chase Bank, N.A.	09/23/19	71.50	—		2,200	(37,494)
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	04/11/19	20.00	—		1,900	(2,678)
Currency Option USD vs TRY	Call	Goldman Sachs Bank USA	06/14/19	6.50	—		1,000	(32,512)
FNMA TBA 3.00%	Call	Goldman Sachs International	06/06/19	$100.63	—		1,800	(3,656)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%	—		800	(1)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		200	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	500	(1,167)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	0.00%	—		18,900	(5,565)
Currency Option GBP vs USD	Put	Citibank, N.A.	06/14/19	1.32	—	GBP	863	(27,011)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	06/11/19	3.70	—		2,600	(12,840)
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	04/11/19	6.68	—		1,200	(1,245)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	04/29/19	6.70	—		1,200	(4,191)
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	2,950.00	—		720	(2,077)
Currency Option USD vs EUR	Put	JP Morgan Chase Bank, N.A.	10/21/19	1.22	—		1,500	(3,380)
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	69.00	—		1,275	(10,518)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	10/16/19	72.00	—		1,000	(29,651)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	10/16/19	72.00	—		200	(5,930)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/23/19	18.50	—		620	(746)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	06/25/19	18.90	—		2,100	(11,751)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	06/14/19	64.95	—		1,300	(14,121)
FNMA TBA 3.00%	Put	Citibank, N.A.	06/06/19	$98.63	—		1,800	(4,359)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	03/24/20	0.00%	—		1,900	(32)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%	—		2,600	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%	—		500	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%	—		300	—

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	1,000	$(752)

Total OTC Traded (premiums received $502,265)							$(355,050)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

5- Year Interest Rate Swap, 02/24/25	Call	Morgan Stanley Capital Services LLC	02/20/20	2.52%	3 Month LIBOR(Q)	2.52%(Q)	8,900	$(158,979)

5- Year Interest Rate Swap, 02/25/25	Call	Morgan Stanley Capital Services LLC	02/21/20	2.53%	3 Month LIBOR(Q)	2.53%(Q)	8,900	(160,732)

5- Year Interest Rate Swap, 03/30/25	Call	Morgan Stanley Capital Services LLC	03/26/20	2.34%	3 Month LIBOR(Q)	2.34%(Q)	6,700	(88,196)

5- Year Interest Rate Swap, 03/30/25	Call	Morgan Stanley Capital Services LLC	03/26/20	2.34%	3 Month LIBOR(Q)	2.34%(Q)	6,700	(90,018)

5- Year Interest Rate Swap, 03/31/25	Call	Morgan Stanley Capital Services LLC	03/27/20	2.36%	3 Month LIBOR(Q)	2.36%(Q)	4,300	(59,869)

5- Year Interest Rate Swap, 04/03/29	Call	Goldman Sachs Bank USA	04/01/19	2.80%	3 Month LIBOR(Q)	2.80%(S)	1,330	(13,937)

5- Year Interest Rate Swap, 04/09/24	Call	Bank of America, N.A.	04/05/19	2.46%	3 Month LIBOR(S)	2.46%(S)	2,100	(17,326)

5- Year Interest Rate Swap, 04/09/24	Call	Goldman Sachs Bank USA	04/05/19	2.46%	3 Month LIBOR(S)	2.46%(S)	400	(3,300)

5- Year Interest Rate Swap, 04/03/29	Put	Goldman Sachs Bank USA	04/01/19	3.10%	3.10%(S)	3 Month LIBOR(Q)	1,330	—

5- Year Interest Rate Swap, 04/09/24	Put	Bank of America, N.A.	04/05/19	2.76%	2.76%(S)	3 Month LIBOR(S)	2,100	—

5- Year Interest Rate Swap, 04/09/24	Put	Goldman Sachs Bank USA	04/05/19	2.76%	2.76%(S)	3 Month LIBOR(S)	400	—

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.15%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	1,600	(2)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.20%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	800	—

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.05%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	700	(3)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	700	(6)

CDX.NA.IG.31.V1, 12/20/23	Put	BNP Paribas S.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	700	(7)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.05%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	600	(3)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	500	(5)

CDX.NA.IG.31.V1, 12/20/23	Put	BNP Paribas S.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	400	(4)

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.31.V1, 12/20/23	Put	Barclays Capital Inc.	04/18/19	0.80%	0.62%(Q)	CDX.NA.IG.31.V1(Q)	2,610	$(244)

CDX.NA.IG.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	1.20%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	800	(21)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	05/15/19	1.10%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	800	(47)

CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	05/15/19	1.10%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	500	(30)

CDX.NA.IG.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	1.20%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	100	(26)

CDX.NA.IG.31.V1, 12/20/23	Put	Bank of America, N.A.	06/19/19	0.70%	0.62%(Q)	CDX.NA.IG.31.V1(Q)	1,275	(1,270)

CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	06/19/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	1,200	(362)

CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	900	(16)

CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	600	(11)

CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	06/19/19	0.95%	1.00%(Q)	CDX.NA.IG.32.V1(Q)	2,500	(1,486)

CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	06/19/19	0.95%	1.00%(Q)	CDX.NA.IG.32.V1(Q)	600	(357)

iTraxx.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	iTraxx.30.V1(Q)	EUR 300	(13)

iTraxx.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	iTraxx.30.V1(Q)	EUR 60	(26)

Total OTC Swaptions (premiums received $470,947)								$(596,296)

Total Options Written (premiums received $1,538,712)								$(1,751,827)

Financial futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
412	90 Day Euro Dollar	Jun. 2019	$100,378,651	$63,067
91	90 Day Euro Dollar	Sep. 2019	22,190,350	(2,275)
718	90 Day Euro Dollar	Dec. 2019	175,138,150	1,023,747
10	90 Day Euro Dollar	Mar. 2020	2,442,125	(150)
220	90 Day Euro Dollar	Jun. 2020	53,776,250	311,362
52	90 Day Euro Dollar	Mar. 2021	12,724,400	41,825
387	90 Day Sterling	Sep. 2019	62,483,377	199,845
223	2 Year U.S. Treasury Notes	Jun. 2019	47,519,907	160,638
243	3 Year Australian Treasury Bonds	Jun. 2019	53,619,817	105,313
192	5 Year Euro-Bobl	Jun. 2019	28,675,296	245,888
709	5 Year U.S. Treasury Notes	Jun. 2019	82,122,140	661,693
322	10 Year Australian Treasury Bonds	Jun. 2019	243,330,320	585,558
58	10 Year Canadian Government Bonds	Jun. 2019	6,034,586	84,679
476	10 Year Euro-Bund	Jun. 2019	88,818,163	1,390,729
38	10 Year Japanese Bonds	Jun. 2019	52,554,723	279,071
285	10 Year U.S. Treasury Notes	Jun. 2019	35,402,344	275,111
24	10 Year U.S. Ultra Treasury Notes	Jun. 2019	3,186,750	64,926
1,229	20 Year U.S. Treasury Bonds	Jun. 2019	183,927,531	4,808,341
7	30 Year Euro Buxl	Jun. 2019	1,504,969	73,968
39	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	6,552,000	249,493
4	Amsterdam Index	Apr. 2019	491,724	13,452
96	ASX SPI 200 Index	Jun. 2019	10,516,136	(10,171)

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Financial futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
37	Australian Dollar Currency	Jun. 2019	$2,630,330	$5,625
19	British Pound Currency	Jun. 2019	1,550,400	(22,544)
6	Euro Currency	Jun. 2019	846,638	(9,125)
190	Euro STOXX 50 Index	Jun. 2019	6,973,728	50,710
102	Euro-BTP Italian Government Bond	Jun. 2019	14,813,834	179,515
85	FTSE 100 Index	Jun. 2019	7,983,765	180,963
15	Hang Seng Index	Apr. 2019	2,778,075	40,902
98	IBEX 35 Index	Apr. 2019	10,100,994	98,107
107	Japanese Yen Currency	Jun. 2019	12,142,494	28,756
5	Mexican Peso	Jun. 2019	127,125	(325)
517	Mini MSCI EAFE Index	Jun. 2019	48,246,440	937,709
14	Mini MSCI Emerging Markets Index	Jun. 2019	740,180	21,434
137	Russell 2000 E-Mini Index	Jun. 2019	10,575,030	82,152
90	Russian Ruble Currency	Jun. 2019	3,387,375	13,125
140	S&P 500 Index	Jun. 2019	99,323,000	3,003,352
7	S&P Mid Cap 400 E-Mini Index	Jun. 2019	1,330,700	14,138
7	S&P/TSX 60 Index	Jun. 2019	1,002,686	3,497
118	SGX FTSE China A50 Index	Apr. 2019	1,548,750	74,723
19	Short Euro-BTP	Jun. 2019	2,365,782	7,314
136	TOPIX Index	Jun. 2019	19,535,505	(112,790)
14	Yen Denominated Nikkei 225 Index	Jun. 2019	1,342,777	(12,829)

				15,210,519

Short Positions:
34	90 Day Euro Dollar	Dec. 2019	8,293,450	(16,595)
85	90 Day Euro Dollar	Mar. 2020	20,758,063	(53,150)
387	90 Day Sterling	Sep. 2020	62,448,724	(327,364)
18	2 Year U.S. Treasury Notes	Jun. 2019	3,835,688	(20,055)
13	3 Year Australian Treasury Bonds	Jun. 2019	2,868,550	(5,961)
195	5 Year U.S. Treasury Notes	Jun. 2019	22,586,484	(214,436)
13	10 Year Australian Treasury Bonds	Jun. 2019	9,823,895	(21,330)
575	10 Year Euro-Bund	Jun. 2019	107,290,849	(1,662,015)
10	10 Year Japanese Bonds	Jun. 2019	13,830,190	(48,362)
225	10 Year U.K. Gilt	Jun. 2019	37,912,228	(581,415)
1,752	10 Year U.S. Treasury Notes	Jun. 2019	217,631,251	(2,845,190)
46	10 Year U.S. Ultra Treasury Notes	Jun. 2019	6,107,938	(116,309)
97	20 Year U.S. Treasury Bonds	Jun. 2019	14,516,656	(375,875)
84	30 Year Euro Buxl	Jun. 2019	18,059,633	(868,374)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	504,000	(18,386)
7	CAC40 10 Euro	Apr. 2019	419,548	(6,675)
21	DAX Index	Jun. 2019	6,792,916	18,943
391	Euro Schatz Index	Jun. 2019	49,112,944	(99,786)
2	Euro-BONO Spanish Government Bonds	Jun. 2019	337,738	(5,295)
79	Euro-BTP Italian Government Bond	Jun. 2019	11,473,459	(246,685)
228	Euro-OAT	Jun. 2019	41,604,515	(886,939)
11	FTSE 100 Index	Jun. 2019	1,033,193	(17,948)
14	FTSE/MIB Index	Jun. 2019	1,628,643	(54,259)
13	Hang Seng China Enterprises Index	Apr. 2019	941,802	(12,101)
1	Hang Seng Index	Apr. 2019	185,205	(1,618)
217	S&P 500 E-Mini Index	Jun. 2019	30,790,130	(719,761)
30	TOPIX Index	Jun. 2019	4,309,303	6,112

				(9,200,829)

				$6,009,690

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Financial futures contracts outstanding at March 31, 2019 (continued):

Commodity futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
50	Brent Crude	Jun. 2019	$3,379,000	$35,791
61	Brent Crude	Jul. 2019	4,099,810	49,831
19	Brent Crude	Dec. 2019	1,256,470	25,308
43	Coffee ’C’	May 2019	1,523,813	(139,640)
9	Coffee ’C’	Dec. 2019	349,481	(25,144)
52	Copper	May 2019	3,816,800	175,425
16	Copper	Dec. 2019	1,180,600	54,613
186	Corn	May 2019	3,315,450	(242,462)
22	Cotton No. 2	May 2019	853,710	56,315
17	Gasoline RBOB	May 2019	1,344,105	168,930
10	Gasoline RBOB	Oct. 2019	706,146	41,759
85	Gold 100 OZ	Jun. 2019	11,037,250	(101,030)
6	Gold 100 OZ	Dec. 2019	789,900	2,231
40	Hard Red Winter Wheat	May 2019	860,000	(102,462)
22	Lean Hogs	Jun. 2019	779,240	82,600
6	Lean Hogs	Dec. 2019	175,140	11,250
24	Live Cattle	Jun. 2019	1,142,400	(8,680)
5	Live Cattle	Dec. 2019	240,600	2,956
7	LME Copper	Jun. 2019	1,135,138	34,724
22	LME Nickel	May 2019	1,709,532	47,625
21	LME Nickel	Jun. 2019	1,636,110	15,888
8	LME Nickel	Sep. 2019	626,976	25,401
6	LME Nickel	Dec. 2019	473,094	9,553
16	LME PRI Aluminum	Apr. 2019	760,100	(52,731)
49	LME PRI Aluminum	May 2019	2,329,031	29,728
41	LME PRI Aluminum	Jun. 2019	1,958,775	31,825
14	LME PRI Aluminum	Dec. 2019	686,700	12,017
27	LME Zinc	May 2019	1,993,781	201,443
31	LME Zinc	Jun. 2019	2,274,432	297,489
9	LME Zinc	Sep. 2019	649,013	94,805
50	Low Sulphur Gas Oil	May 2019	3,036,250	73,675
156	Natural Gas	May 2019	4,152,720	(70,464)
70	Natural Gas	Oct. 2019	1,969,100	(86,295)
66	No. 2 Soft Red Winter Wheat	May 2019	1,510,575	(200,162)
9	No. 2 Soft Red Winter Wheat	Dec. 2019	218,138	(23,687)
31	NY Harbor ULSD	May 2019	2,566,763	35,582
22	Silver	May 2019	1,662,100	(74,341)
14	Silver	Dec. 2019	1,079,890	(14,900)
77	Soybean	May 2019	3,404,363	(163,462)
62	Soybean Meal	May 2019	1,900,300	(23,320)
79	Soybean Oil	May 2019	1,344,263	(122,730)
26	Soybean Oil	Dec. 2019	459,887	(36,259)
109	Sugar #11 (World)	May 2019	1,529,662	(12,197)
31	Sugar #11 (World)	Oct. 2019	449,624	(12,958)
113	WTI Crude	May 2019	6,795,820	530,628
11	WTI Crude	Jul. 2019	664,400	480
22	WTI Crude	Dec. 2019	1,324,840	47,340

				682,288

Short Positions:
7	LME Nickel	Jun. 2019	545,370	(1,026)
8	LME Nickel	Sep. 2019	626,976	(32,034)
16	LME PRI Aluminum	Apr. 2019	760,100	(7,846)
9	LME PRI Aluminum	May 2019	427,781	(7,468)
15	LME PRI Aluminum	Jun. 2019	716,625	(12,836)
7	LME Zinc	Jun. 2019	513,581	(79,603)

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Commodity futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
9	LME Zinc	Sep. 2019	$649,013	$(60,083)

				(200,896)

				$481,392

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	BNP Paribas S.A.	ARS	7,976	$201,000	$182,699	$—	$(18,301)
Expiring 04/03/19	BNP Paribas S.A.	ARS	5,435	138,229	124,503	—	(13,726)
Expiring 04/03/19	Credit Suisse International	ARS	7,526	189,562	172,389	—	(17,173)
Expiring 04/03/19	Goldman Sachs Bank USA	ARS	3,933	90,761	90,086	—	(675)
Expiring 04/03/19	HSBC Bank USA, N.A.	ARS	8,604	198,571	197,095	—	(1,476)
Expiring 04/30/19	Citibank, N.A.	ARS	11,020	269,767	243,615	—	(26,152)
Expiring 04/30/19	Citibank, N.A.	ARS	9,927	244,638	219,462	—	(25,176)
Expiring 04/30/19	HSBC Bank USA, N.A.	ARS	725	16,000	16,023	23	—
Expiring 04/30/19	HSBC Bank USA, N.A.	ARS	637	14,000	14,082	82	—
Expiring 04/30/19	HSBC Bank USA, N.A.	ARS	46	1,000	1,008	8	—
Expiring 05/08/19	Goldman Sachs Bank USA	ARS	2,402	54,258	52,534	—	(1,724)
Expiring 05/08/19	JPMorgan Chase Bank, N.A.	ARS	8,739	213,328	191,128	—	(22,200)
Expiring 05/08/19	JPMorgan Chase Bank, N.A.	ARS	6,703	162,655	146,600	—	(16,055)
Expiring 05/10/19	BNP Paribas S.A.	ARS	874	18,836	19,064	228	—
Expiring 05/10/19	BNP Paribas S.A.	ARS	309	6,659	6,740	81	—
Expiring 05/10/19	Goldman Sachs Bank USA	ARS	3,933	85,820	85,782	—	(38)
Expiring 05/10/19	Goldman Sachs Bank USA	ARS	1,394	30,422	30,409	—	(13)
Expiring 05/10/19	HSBC Bank USA, N.A.	ARS	558	13,000	12,171	—	(829)
Expiring 05/10/19	HSBC Bank USA, N.A.	ARS	557	13,000	12,156	—	(844)
Expiring 05/10/19	HSBC Bank USA, N.A.	ARS	557	13,000	12,142	—	(858)
Expiring 05/10/19	HSBC Bank USA, N.A.	ARS	555	13,000	12,100	—	(900)
Expiring 05/10/19	HSBC Bank USA, N.A.	ARS	552	13,000	12,043	—	(957)
Expiring 05/14/19	BNP Paribas S.A.	ARS	483	11,000	10,471	—	(529)
Expiring 05/14/19	BNP Paribas S.A.	ARS	263	6,000	5,712	—	(288)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	14,223	344,132	308,189	—	(35,943)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	14,223	346,564	308,189	—	(38,375)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	11,350	265,808	245,936	—	(19,872)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	9,863	240,327	213,716	—	(26,611)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	3,500	81,528	75,839	—	(5,689)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ARS	8,316	179,223	173,233	—	(5,990)
Expiring 06/21/19	JPMorgan Chase Bank, N.A.	ARS	21,530	486,748	443,596	—	(43,152)
Expiring 06/21/19	JPMorgan Chase Bank, N.A.	ARS	13,122	296,891	270,360	—	(26,531)
Expiring 07/17/19	Citibank, N.A.	ARS	10,010	224,641	199,377	—	(25,264)
Expiring 07/17/19	Citibank, N.A.	ARS	8,375	189,353	166,813	—	(22,540)
Expiring 07/18/19	BNP Paribas S.A.	ARS	12,404	285,666	246,739	—	(38,927)
Expiring 07/18/19	BNP Paribas S.A.	ARS	4,887	98,827	97,215	—	(1,612)
Expiring 07/18/19	Goldman Sachs International	ARS	55,377	1,207,266	1,101,593	—	(105,673)
Expiring 07/18/19	Goldman Sachs International	ARS	22,379	479,197	445,164	—	(34,033)
Expiring 07/29/19	JPMorgan Chase Bank, N.A.	ARS	2,690	60,970	52,776	—	(8,194)
Expiring 07/31/19	Citibank, N.A.	ARS	11,010	248,253	215,469	—	(32,784)
Expiring 07/31/19	Citibank, N.A.	ARS	4,364	97,760	85,405	—	(12,355)

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar,
Expiring 04/02/19	Goldman Sachs Bank USA	AUD	6,660	$4,720,854	$4,729,308	$8,454	$—
Expiring 04/02/19	Goldman Sachs Bank USA	AUD	3,194	2,264,025	2,268,080	4,055	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	AUD	1,497	1,059,529	1,063,030	3,501	—
Expiring 04/03/19	BNP Paribas S.A.	AUD	346	246,019	245,702	—	(317)
Expiring 04/03/19	Citibank, N.A.	AUD	659	468,293	467,969	—	(324)
Expiring 04/03/19	Goldman Sachs Bank USA	AUD	338	239,599	240,020	421	—
Expiring 04/03/19	Morgan Stanley & Co. International PLC	AUD	664	471,414	471,520	106	—
Expiring 04/17/19	Citibank, N.A.	AUD	8,400	5,959,120	5,966,654	7,534	—
Expiring 06/19/19	Barclays Bank PLC	AUD	2,213	1,553,657	1,573,902	20,245	—
Expiring 06/19/19	Barclays Bank PLC	AUD	2,042	1,445,831	1,451,813	5,982	—
Expiring 06/19/19	Barclays Bank PLC	AUD	1,392	991,395	989,621	—	(1,774)
Expiring 06/19/19	Barclays Bank PLC	AUD	1,387	979,120	986,204	7,084	—
Expiring 06/19/19	Barclays Bank PLC	AUD	716	505,748	508,823	3,075	—
Expiring 06/19/19	Barclays Bank PLC	AUD	392	280,686	278,933	—	(1,753)
Expiring 06/19/19	Barclays Bank PLC	AUD	338	238,138	240,217	2,079	—
Expiring 06/19/19	Citibank, N.A.	AUD	921	654,854	654,964	110	—
Expiring 06/19/19	Citibank, N.A.	AUD	921	655,036	654,963	—	(73)
Expiring 06/19/19	Citibank, N.A.	AUD	921	659,804	654,963	—	(4,841)
Expiring 06/19/19	Citibank, N.A.	AUD	921	661,134	654,963	—	(6,171)
Expiring 06/19/19	Citibank, N.A.	AUD	921	662,385	654,963	—	(7,422)
Expiring 06/19/19	Citibank, N.A.	AUD	910	645,858	647,119	1,261	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	2,546	1,814,343	1,810,245	—	(4,098)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	1,394	981,445	991,620	10,175	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	1,151	818,905	818,761	—	(144)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	569	403,304	404,757	1,453	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	273	194,387	194,403	16	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	225	159,577	160,118	541	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	207	146,506	147,207	701	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	193	135,868	137,324	1,456	—
Expiring 06/19/19	UBS AG	AUD	4,100	2,898,880	2,915,672	16,792	—
Brazilian Real,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	1,572	417,397	401,437	—	(15,960)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	910	241,944	232,359	—	(9,585)
Expiring 04/15/19	Citibank, N.A.	BRL	2,344	626,319	598,020	—	(28,299)
Expiring 04/17/19	Barclays Bank PLC	BRL	2,729	735,744	696,236	—	(39,508)
Expiring 04/17/19	Charles Schwab	BRL	15,720	4,148,633	4,010,102	—	(138,531)
Expiring 04/17/19	Charles Schwab	BRL	4,390	1,171,010	1,119,869	—	(51,141)
Expiring 05/16/19	Goldman Sachs International	BRL	11,137	2,902,468	2,834,656	—	(67,812)
Expiring 05/16/19	Goldman Sachs International	BRL	9,787	2,298,220	2,491,090	192,870	—
Expiring 05/16/19	Goldman Sachs International	BRL	9,332	2,447,765	2,375,313	—	(72,452)
Expiring 05/16/19	Goldman Sachs International	BRL	9,024	2,399,115	2,296,959	—	(102,156)
Expiring 05/16/19	Goldman Sachs International	BRL	7,008	1,660,455	1,783,743	123,288	—
Expiring 05/16/19	Goldman Sachs International	BRL	1,053	272,691	268,125	—	(4,566)
Expiring 05/16/19	Goldman Sachs International	BRL	849	226,832	216,048	—	(10,784)

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/16/19	Goldman Sachs International	BRL	711	$168,312	$180,852	$12,540	$—
Expiring 06/13/19	Goldman Sachs International	BRL	1,515	389,018	384,684	—	(4,334)
Expiring 07/17/19	Barclays Bank PLC	BRL	5,620	1,424,552	1,423,055	—	(1,497)
Expiring 07/17/19	Citibank, N.A.	BRL	9,080	2,327,489	2,299,171	—	(28,318)
British Pound,
Expiring 04/02/19	Citibank, N.A.	GBP	707	938,990	921,021	—	(17,969)
Expiring 04/02/19	Citibank, N.A.	GBP	354	466,247	461,162	—	(5,085)
Expiring 04/02/19	Goldman Sachs Bank USA	GBP	1,351	1,786,802	1,759,972	—	(26,830)
Expiring 04/02/19	Standard Chartered Bank	GBP	10,575	14,000,112	13,776,240	—	(223,872)
Expiring 04/02/19	Standard Chartered Bank	GBP	7,455	9,869,583	9,711,761	—	(157,822)
Expiring 04/03/19	Citibank, N.A.	GBP	191	252,855	248,831	—	(4,024)
Expiring 04/03/19	HSBC Bank USA, N.A.	GBP	181	240,001	235,804	—	(4,197)
Expiring 06/13/19	Barclays Bank PLC	GBP	817	1,074,808	1,068,289	—	(6,519)
Expiring 06/13/19	BNP Paribas S.A.	GBP	309	406,458	403,991	—	(2,467)
Expiring 06/13/19	Goldman Sachs International	GBP	27	35,453	35,240	—	(213)
Expiring 06/13/19	UBS AG	GBP	17	21,878	21,744	—	(134)
Expiring 06/19/19	Barclays Bank PLC	GBP	2,424	3,169,302	3,169,844	542	—
Expiring 06/19/19	Barclays Bank PLC	GBP	685	912,112	895,865	—	(16,247)
Expiring 06/19/19	Barclays Bank PLC	GBP	289	384,801	377,571	—	(7,230)
Expiring 06/19/19	Barclays Bank PLC	GBP	257	340,763	336,061	—	(4,702)
Expiring 06/19/19	Citibank, N.A.	GBP	640	831,518	837,155	5,637	—
Expiring 06/19/19	Citibank, N.A.	GBP	640	838,334	837,155	—	(1,179)
Expiring 06/19/19	Citibank, N.A.	GBP	640	838,879	837,155	—	(1,724)
Expiring 06/19/19	Citibank, N.A.	GBP	640	841,558	837,155	—	(4,403)
Expiring 06/19/19	Citibank, N.A.	GBP	640	841,931	837,155	—	(4,776)
Expiring 06/19/19	Citibank, N.A.	GBP	640	844,757	837,155	—	(7,602)
Expiring 06/19/19	Citibank, N.A.	GBP	640	846,608	837,155	—	(9,453)
Expiring 06/19/19	Citibank, N.A.	GBP	640	847,007	837,155	—	(9,852)
Expiring 06/19/19	Citibank, N.A.	GBP	640	848,111	837,155	—	(10,956)
Expiring 06/19/19	Citibank, N.A.	GBP	640	850,643	837,155	—	(13,488)
Expiring 06/19/19	Citibank, N.A.	GBP	640	852,045	837,155	—	(14,890)
Expiring 06/19/19	Citibank, N.A.	GBP	640	856,446	837,156	—	(19,290)
Expiring 06/19/19	Citibank, N.A.	GBP	632	830,310	826,284	—	(4,026)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	12,799	17,078,075	16,738,486	—	(339,589)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	3,107	4,084,648	4,062,955	—	(21,693)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	1,852	2,438,068	2,421,700	—	(16,368)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	1,029	1,358,503	1,345,603	—	(12,900)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	838	1,095,896	1,095,762	—	(134)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	690	916,082	902,327	—	(13,755)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	128	169,636	167,816	—	(1,820)
Expiring 06/19/19	UBS AG	GBP	3,125	4,106,188	4,087,028	—	(19,161)
Expiring 06/19/19	UBS AG	GBP	125	163,307	163,481	174	—
Expiring 06/19/19	UBS AG	GBP	125	164,994	163,481	—	(1,512)
Expiring 06/19/19	UBS AG	GBP	125	166,210	163,481	—	(2,729)
Canadian Dollar,
Expiring 04/01/19	Barclays Bank PLC	CAD	300	228,453	224,510	—	(3,943)

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/02/19	Citibank, N.A.	CAD	404	$301,369	$302,346	$977	$—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	CAD	2,749	2,047,703	2,057,305	9,602	—
Expiring 04/02/19	UBS AG	CAD	4,169	3,105,319	3,120,009	14,690	—
Expiring 04/03/19	Citibank, N.A.	CAD	1,237	942,472	925,773	—	(16,699)
Expiring 04/17/19	Barclays Bank PLC	CAD	3,230	2,433,692	2,418,307	—	(15,385)
Expiring 04/17/19	Barclays Bank PLC	CAD	1,864	1,418,168	1,395,534	—	(22,634)
Expiring 06/19/19	Barclays Bank PLC	CAD	2,970	2,228,566	2,226,827	—	(1,739)
Expiring 06/19/19	Barclays Bank PLC	CAD	1,858	1,386,164	1,393,446	7,282	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,915	1,453,366	1,435,979	—	(17,387)
Expiring 06/19/19	Citibank, N.A.	CAD	1,721	1,301,131	1,290,506	—	(10,625)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,168,159	1,174,185	6,026	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,168,888	1,174,185	5,297	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,169,415	1,174,185	4,770	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,170,089	1,174,185	4,096	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,171,859	1,174,185	2,326	—
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,176,550	1,174,185	—	(2,365)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,179,737	1,174,185	—	(5,552)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,184,897	1,174,185	—	(10,712)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,187,150	1,174,185	—	(12,965)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,188,586	1,174,185	—	(14,401)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,189,578	1,174,184	—	(15,394)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,190,493	1,174,185	—	(16,308)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,191,027	1,174,185	—	(16,842)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,191,641	1,174,185	—	(17,456)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,193,140	1,174,185	—	(18,955)
Expiring 06/19/19	Citibank, N.A.	CAD	1,566	1,194,906	1,174,185	—	(20,721)
Expiring 06/19/19	Citibank, N.A.	CAD	502	380,094	376,429	—	(3,665)
Expiring 06/19/19	Citibank, N.A.	CAD	239	178,390	179,216	826	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	2,900	2,167,952	2,174,890	6,938	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,727	1,294,770	1,295,115	345	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,229	925,503	921,797	—	(3,706)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	183	136,949	136,925	—	(24)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	50	37,674	37,824	150	—
Expiring 06/19/19	UBS AG	CAD	9,100	6,801,145	6,823,714	22,569	—
Expiring 06/19/19	UBS AG	CAD	500	373,850	374,929	1,079	—
Expiring 06/19/19	UBS AG	CAD	300	224,026	224,958	932	—
Expiring 06/19/19	UBS AG	CAD	300	225,469	224,958	—	(511)
Expiring 06/19/19	UBS AG	CAD	200	149,620	149,972	352	—
Expiring 06/19/19	UBS AG	CAD	200	150,782	149,972	—	(811)
Chilean Peso,
Expiring 04/10/19	Barclays Bank PLC	CLP	5,087	7,772	7,476	—	(296)
Expiring 04/17/19	Goldman Sachs Bank USA	CLP	607,047	892,126	892,079	—	(47)
Chinese Renminbi,
Expiring 04/15/19	BNP Paribas S.A.	CNH	6,185	896,657	919,935	23,278	—
Expiring 04/15/19	BNP Paribas S.A.	CNH	4,107	598,934	610,873	11,939	—
Expiring 04/15/19	Citibank, N.A.	CNH	137	20,363	20,408	45	—
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	CNH	4,962	719,000	738,062	19,062	—

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/15/19	Morgan Stanley & Co. International PLC	CNH	5,504	$799,987	$818,638	$18,651	$—
Expiring 04/15/19	Standard Chartered Bank	CNH	6,665	966,524	991,264	24,740	—
Expiring 04/17/19	Barclays Bank PLC	CNH	5,896	878,241	876,900	—	(1,341)
Expiring 04/17/19	Charles Schwab	CNH	13,253	1,967,845	1,971,280	3,435	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	50,695	7,237,957	7,538,698	300,741	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	590	85,633	87,738	2,105	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	76,427	11,245,562	11,353,893	108,331	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	24,621	3,668,202	3,657,590	—	(10,612)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	9,990	1,451,053	1,484,030	32,977	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	9,187	1,335,772	1,364,745	28,973	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	6,330	909,212	940,430	31,218	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	1,831	259,497	271,956	12,459	—
Colombian Peso,
Expiring 04/17/19	Barclays Bank PLC	COP	235,548	75,375	73,798	—	(1,577)
Expiring 04/17/19	Citibank, N.A.	COP	5,442,615	1,699,516	1,705,206	5,690	—
Expiring 06/11/19	BNP Paribas S.A.	COP	1,455,326	464,849	454,668	—	(10,181)
Expiring 06/11/19	Citibank, N.A.	COP	3,544,703	1,135,522	1,107,423	—	(28,099)
Expiring 06/11/19	JPMorgan Chase Bank, N.A.	COP	3,391,826	1,086,549	1,059,662	—	(26,887)
Czech Koruna,
Expiring 06/13/19	Citibank, N.A.	CZK	6,237	276,006	271,633	—	(4,373)
Expiring 06/13/19	Citibank, N.A.	CZK	4,358	191,940	189,771	—	(2,169)
Danish Krone,
Expiring 04/01/19	HSBC Bank USA, N.A.	DKK	4,535	699,741	681,587	—	(18,154)
Expiring 04/01/19	HSBC Bank USA, N.A.	DKK	1,000	154,462	150,295	—	(4,167)
Expiring 06/13/19	Goldman Sachs International	DKK	101	15,306	15,200	—	(106)
Expiring 06/19/19	Citibank, N.A.	DKK	129	19,697	19,529	—	(168)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	1,195	181,193	181,101	—	(92)
Euro,
Expiring 04/02/19	Bank of America, N.A.	EUR	10,671	12,009,837	11,974,281	—	(35,556)
Expiring 04/02/19	BNP Paribas S.A.	EUR	1,947	2,219,301	2,184,793	—	(34,508)
Expiring 04/02/19	BNP Paribas S.A.	EUR	961	1,088,237	1,078,370	—	(9,867)
Expiring 04/02/19	Citibank, N.A.	EUR	799	897,836	896,584	—	(1,252)
Expiring 04/02/19	Citibank, N.A.	EUR	507	573,056	568,922	—	(4,134)
Expiring 04/02/19	Citibank, N.A.	EUR	432	487,170	484,761	—	(2,409)
Expiring 04/03/19	Barclays Bank PLC	EUR	1,247	1,414,679	1,399,417	—	(15,262)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	EUR	218	247,402	244,646	—	(2,756)
Expiring 04/03/19	Standard Chartered Bank	EUR	409	463,030	458,991	—	(4,039)
Expiring 04/17/19	Charles Schwab	EUR	1,190	1,338,195	1,337,026	—	(1,169)
Expiring 04/17/19	Charles Schwab	EUR	750	867,907	842,664	—	(25,243)
Expiring 04/17/19	Citibank, N.A.	EUR	1,500	1,707,313	1,685,327	—	(21,986)
Expiring 04/17/19	Citibank, N.A.	EUR	880	1,005,891	988,725	—	(17,166)
Expiring 04/17/19	Citibank, N.A.	EUR	840	945,806	943,783	—	(2,023)
Expiring 04/17/19	Citibank, N.A.	EUR	545	629,833	612,336	—	(17,497)
Expiring 04/17/19	Citibank, N.A.	EUR	440	503,603	494,362	—	(9,241)
Expiring 04/17/19	Citibank, N.A.	EUR	294	338,002	330,325	—	(7,677)
Expiring 04/17/19	Citibank, N.A.	EUR	260	296,436	292,123	—	(4,313)
Expiring 04/17/19	Citibank, N.A.	EUR	156	178,739	175,274	—	(3,465)
Expiring 05/28/19	HSBC Bank USA, N.A.	EUR	580	700,234	654,007	—	(46,227)
Expiring 06/13/19	Citibank, N.A.	EUR	2,109	2,382,760	2,381,451	—	(1,309)
Expiring 06/13/19	Citibank, N.A.	EUR	234	265,509	264,606	—	(903)

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/13/19	Goldman Sachs International	EUR	621	$710,089	$701,670	$—	$(8,419)
Expiring 06/13/19	UBS AG	EUR	97	109,439	109,423	—	(16)
Expiring 06/19/19	Barclays Bank PLC	EUR	53,869	61,437,810	60,852,463	—	(585,347)
Expiring 06/19/19	Barclays Bank PLC	EUR	959	1,095,920	1,083,676	—	(12,244)
Expiring 06/19/19	Barclays Bank PLC	EUR	903	1,029,298	1,019,562	—	(9,736)
Expiring 06/19/19	Barclays Bank PLC	EUR	832	954,395	939,580	—	(14,815)
Expiring 06/19/19	Citibank, N.A.	EUR	8,188	9,527,127	9,249,532	—	(277,595)
Expiring 06/19/19	Citibank, N.A.	EUR	17	19,330	19,204	—	(126)
Expiring 06/19/19	Goldman Sachs Bank USA	EUR	4,196	4,913,112	4,739,989	—	(173,123)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	6,164	7,027,604	6,963,134	—	(64,470)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	830	946,219	937,327	—	(8,892)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	773	883,545	873,255	—	(10,290)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	164	186,089	185,579	—	(510)
Expiring 06/19/19	UBS AG	EUR	250	282,912	282,411	—	(501)
Expiring 06/19/19	UBS AG	EUR	250	283,220	282,411	—	(809)
Expiring 06/19/19	UBS AG	EUR	250	283,468	282,411	—	(1,057)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,177	17,902	—	(1,275)
Hong Kong Dollar,
Expiring 06/13/19	Goldman Sachs International	HKD	467	59,665	59,668	3	—
Hungarian Forint,
Expiring 06/13/19	Bank of America, N.A.	HUF	38,479	138,588	135,139	—	(3,449)
Expiring 06/13/19	Citibank, N.A.	HUF	742,371	2,674,352	2,607,246	—	(67,106)
Expiring 06/13/19	Citibank, N.A.	HUF	737,478	2,654,550	2,590,061	—	(64,489)
Expiring 06/13/19	Citibank, N.A.	HUF	26,729	93,792	93,873	81	—
Expiring 06/13/19	Goldman Sachs International	HUF	1,118	4,027	3,927	—	(100)
Indian Rupee,
Expiring 04/16/19	Barclays Bank PLC	INR	465,981	6,568,714	6,707,517	138,803	—
Expiring 04/16/19	Barclays Bank PLC	INR	109,680	1,525,176	1,578,777	53,601	—
Expiring 04/25/19	BNP Paribas S.A.	INR	33,954	493,000	488,062	—	(4,938)
Expiring 04/25/19	Goldman Sachs Bank USA	INR	85,548	1,237,000	1,229,675	—	(7,325)
Expiring 04/25/19	Goldman Sachs Bank USA	INR	21,841	315,000	313,947	—	(1,053)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	INR	15,498	218,249	221,497	3,248	—
Expiring 06/19/19	BNP Paribas S.A.	INR	32,840	454,977	469,050	14,073	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	50,844	691,000	717,706	26,706	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	10,304	140,000	145,450	5,450	—
Indonesian Rupiah,
Expiring 04/17/19	Charles Schwab	IDR	28,324,110	2,014,231	1,984,243	—	(29,988)
Expiring 04/22/19	HSBC Bank USA, N.A.	IDR	1,979,181	138,501	138,563	62	—
Expiring 06/13/19	Goldman Sachs International	IDR	4,415,546	306,019	307,013	994	—
Expiring 06/19/19	Standard Chartered Bank	IDR	22,116,067	1,549,504	1,536,920	—	(12,584)
Expiring 06/19/19	Standard Chartered Bank	IDR	8,398,976	588,452	583,673	—	(4,779)
Japanese Yen,
Expiring 04/02/19	Barclays Bank PLC	JPY	178,000	1,610,155	1,606,643	—	(3,512)
Expiring 04/02/19	Barclays Bank PLC	JPY	112,200	1,014,941	1,012,728	—	(2,213)
Expiring 04/02/19	BNP Paribas S.A.	JPY	36,900	331,952	333,063	1,111	—
Expiring 04/02/19	Citibank, N.A.	JPY	396,600	3,602,430	3,579,744	—	(22,686)
Expiring 04/02/19	HSBC Bank USA, N.A.	JPY	51,800	466,749	467,551	802	—
Expiring 04/03/19	Citibank, N.A.	JPY	51,903	465,114	468,523	3,409	—

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	JPY	131,886	$1,185,921	$1,190,521	$4,600	$—
Expiring 05/08/19	Citibank, N.A.	JPY	597,500	5,431,818	5,409,447	—	(22,371)
Expiring 05/08/19	Citibank, N.A.	JPY	178,000	1,618,182	1,611,518	—	(6,664)
Expiring 06/13/19	Bank of America, N.A.	JPY	15,850	143,326	143,878	552	—
Expiring 06/13/19	Bank of America, N.A.	JPY	859	7,771	7,801	30	—
Expiring 06/13/19	Barclays Bank PLC	JPY	8,261	74,696	74,983	287	—
Expiring 06/13/19	Citibank, N.A.	JPY	31,643	286,133	287,231	1,098	—
Expiring 06/13/19	Goldman Sachs International	JPY	6,731	60,862	61,096	234	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	JPY	2,325	21,021	21,102	81	—
Expiring 06/13/19	State Street Bank	JPY	6,250	56,514	56,733	219	—
Expiring 06/19/19	Barclays Bank PLC	JPY	1,613,030	14,556,215	14,648,855	92,640	—
Expiring 06/19/19	Barclays Bank PLC	JPY	188,578	1,706,218	1,712,585	6,367	—
Expiring 06/19/19	Barclays Bank PLC	JPY	105,637	958,662	959,355	693	—
Expiring 06/19/19	Barclays Bank PLC	JPY	94,155	848,851	855,073	6,222	—
Expiring 06/19/19	Barclays Bank PLC	JPY	82,516	746,726	749,377	2,651	—
Expiring 06/19/19	Barclays Bank PLC	JPY	13,665	123,307	124,099	792	—
Expiring 06/19/19	Citibank, N.A.	JPY	61,360	557,676	557,246	—	(430)
Expiring 06/19/19	Citibank, N.A.	JPY	27,022	244,747	245,402	655	—
Expiring 06/19/19	Citibank, N.A.	JPY	873	7,946	7,929	—	(17)
Expiring 06/19/19	Citibank, N.A.	JPY	425	3,872	3,860	—	(12)
Expiring 06/19/19	Citibank, N.A.	JPY	273	2,471	2,480	9	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	282,121	2,564,518	2,562,108	—	(2,410)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	281,267	2,559,145	2,554,349	—	(4,796)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	264,113	2,415,245	2,398,560	—	(16,685)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	181,089	1,652,439	1,644,576	—	(7,863)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	145,455	1,324,176	1,320,958	—	(3,218)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	107,070	979,164	972,366	—	(6,798)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	78,851	713,386	716,094	2,708	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	41,942	378,096	380,900	2,804	—
Expiring 06/19/19	UBS AG	JPY	300,000	2,716,684	2,724,473	7,789	—
Expiring 06/19/19	UBS AG	JPY	37,500	338,003	340,559	2,557	—
Expiring 06/19/19	UBS AG	JPY	25,000	227,147	227,039	—	(108)
Mexican Peso,
Expiring 04/15/19	Citibank, N.A.	MXN	2,999	154,568	154,083	—	(485)
Expiring 04/17/19	Barclays Bank PLC	MXN	133	6,854	6,831	—	(23)
Expiring 04/17/19	Citibank, N.A.	MXN	49,500	2,592,437	2,542,401	—	(50,036)
Expiring 04/17/19	Citibank, N.A.	MXN	24,378	1,252,852	1,252,087	—	(765)
Expiring 04/17/19	Citibank, N.A.	MXN	8,382	431,471	430,518	—	(953)
Expiring 04/17/19	Citibank, N.A.	MXN	3,000	156,020	154,085	—	(1,935)
Expiring 04/17/19	Citibank, N.A.	MXN	2,500	129,806	128,404	—	(1,402)
Expiring 04/17/19	Goldman Sachs Bank USA	MXN	31,200	1,620,022	1,602,483	—	(17,539)
Expiring 04/24/19	Citibank, N.A.	MXN	46,405	2,399,185	2,380,757	—	(18,428)
Expiring 06/13/19	Citibank, N.A.	MXN	4,834	246,947	245,968	—	(979)
Expiring 06/13/19	Citibank, N.A.	MXN	884	44,909	44,973	64	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	MXN	13,867	708,469	705,651	—	(2,818)

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	Citibank, N.A.	MXN	50,500	$2,610,359	$2,567,413	$—	$(42,946)
Expiring 06/26/19	Citibank, N.A.	MXN	26,631	1,356,130	1,352,494	—	(3,636)
Expiring 06/26/19	Citibank, N.A.	MXN	5,632	286,798	286,029	—	(769)
Expiring 06/26/19	Citibank, N.A.	MXN	2,060	105,789	104,620	—	(1,169)
Expiring 06/27/19	Goldman Sachs Bank USA	MXN	14,988	777,000	761,090	—	(15,910)
Expiring 08/14/19	Citibank, N.A.	MXN	35,887	1,825,924	1,808,735	—	(17,189)
New Taiwanese Dollar,
Expiring 04/17/19	Charles Schwab	TWD	63,496	2,056,897	2,062,616	5,719	—
Expiring 06/13/19	BNP Paribas S.A.	TWD	16,061	521,569	523,612	2,043	—
Expiring 06/13/19	BNP Paribas S.A.	TWD	2,163	70,264	70,521	257	—
Expiring 06/19/19	Standard Chartered Bank	TWD	19,750	642,301	644,117	1,816	—
New Zealand Dollar,
Expiring 04/02/19	Citibank, N.A.	NZD	843	579,363	574,124	—	(5,239)
Expiring 04/03/19	BNP Paribas S.A.	NZD	342	233,440	232,922	—	(518)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NZD	1,378	952,383	938,502	—	(13,881)
Expiring 06/19/19	Barclays Bank PLC	NZD	8,064	5,478,017	5,500,365	22,348	—
Expiring 06/19/19	Barclays Bank PLC	NZD	1,249	865,102	851,620	—	(13,482)
Expiring 06/19/19	Barclays Bank PLC	NZD	261	177,012	177,736	724	—
Expiring 06/19/19	Barclays Bank PLC	NZD	55	37,262	37,527	265	—
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	749,073	754,724	5,651	—
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	751,541	754,725	3,184	—
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	752,061	754,725	2,664	—
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	755,015	754,725	—	(290)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	755,016	754,725	—	(291)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	755,911	754,724	—	(1,187)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	758,305	754,725	—	(3,580)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	759,367	754,725	—	(4,642)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	759,669	754,725	—	(4,944)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	762,738	754,725	—	(8,013)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	763,123	754,724	—	(8,399)
Expiring 06/19/19	Citibank, N.A.	NZD	1,107	764,123	754,725	—	(9,398)
Expiring 06/19/19	Citibank, N.A.	NZD	1,092	748,255	744,923	—	(3,332)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	116,730	80,243,617	79,620,159	—	(623,458)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	1,588	1,079,461	1,083,300	3,839	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	395	268,094	269,434	1,340	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	349	240,192	237,728	—	(2,464)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	326	223,651	222,522	—	(1,129)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	80	55,208	54,743	—	(465)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	44	30,192	30,161	—	(31)
Norwegian Krone,
Expiring 04/02/19	HSBC Bank USA, N.A.	NOK	5,070	590,137	587,921	—	(2,216)
Expiring 04/03/19	Citibank, N.A.	NOK	16,364	1,884,959	1,897,659	12,700	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NOK	6,086	712,748	705,766	—	(6,982)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	NOK	4,048	473,554	469,429	—	(4,125)
Expiring 04/17/19	Barclays Bank PLC	NOK	10,638	1,251,387	1,234,319	—	(17,068)

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/17/19	Charles Schwab	NOK	11,446	$1,340,889	$1,328,070	$—	$(12,819)
Expiring 06/19/19	Citibank, N.A.	NOK	83	9,692	9,654	—	(38)
Expiring 06/19/19	Citibank, N.A.	NOK	24	2,822	2,792	—	(30)
Expiring 06/19/19	Citibank, N.A.	NOK	3	351	349	—	(2)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	55,277	6,399,629	6,429,477	29,848	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	21,958	2,546,778	2,553,977	7,199	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	14,561	1,695,814	1,693,631	—	(2,183)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	13,361	1,571,183	1,554,037	—	(17,146)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	7,942	931,913	923,751	—	(8,162)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	5,126	595,091	596,220	1,129	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	3,794	444,915	441,251	—	(3,664)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	1,566	184,331	182,091	—	(2,240)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	1,522	178,707	177,018	—	(1,689)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	1,135	133,341	132,012	—	(1,329)
Peruvian Nuevo Sol,
Expiring 04/10/19	BNP Paribas S.A.	PEN	2,909	876,101	876,088	—	(13)
Expiring 04/17/19	Goldman Sachs Bank USA	PEN	3,029	900,952	911,951	10,999	—
Polish Zloty,
Expiring 04/17/19	Barclays Bank PLC	PLN	1	251	244	—	(7)
Expiring 06/13/19	Bank of America, N.A.	PLN	1,849	486,301	482,627	—	(3,674)
Romanian Leu,
Expiring 07/26/19	BNP Paribas S.A.	RON	1,040	246,906	243,355	—	(3,551)
Russian Ruble,
Expiring 04/15/19	UBS AG	RUB	80,791	1,222,164	1,227,738	5,574	—
Expiring 04/17/19	Goldman Sachs Bank USA	RUB	137,426	2,032,253	2,087,680	55,427	—
Expiring 04/17/19	Goldman Sachs Bank USA	RUB	132,631	2,017,462	2,014,836	—	(2,626)
Expiring 05/15/19	Citibank, N.A.	RUB	154,354	2,322,383	2,335,068	12,685	—
Expiring 05/15/19	Morgan Stanley & Co. International PLC	RUB	112,108	1,688,810	1,695,981	7,171	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	RUB	34,926	521,403	526,348	4,945	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	RUB	3,248	48,959	48,948	—	(11)
Expiring 06/17/19	Citibank, N.A.	RUB	33,828	510,000	509,549	—	(451)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	4,000	1,062,982	1,066,010	3,028	—
Singapore Dollar,
Expiring 06/13/19	Barclays Bank PLC	SGD	981	724,894	725,068	174	—
Expiring 06/19/19	Barclays Bank PLC	SGD	5,792	4,274,349	4,280,379	6,030	—
Expiring 06/19/19	Barclays Bank PLC	SGD	508	375,544	375,639	95	—
Expiring 06/19/19	Barclays Bank PLC	SGD	390	288,220	288,068	—	(152)
Expiring 06/19/19	Barclays Bank PLC	SGD	254	187,592	187,571	—	(21)
Expiring 06/19/19	Barclays Bank PLC	SGD	228	168,368	168,446	78	—
Expiring 06/19/19	Barclays Bank PLC	SGD	144	106,393	106,722	329	—
Expiring 06/19/19	Barclays Bank PLC	SGD	140	103,989	103,632	—	(357)

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	2,160	$1,597,412	$1,596,273	$—	$(1,139)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	1,051	777,262	776,656	—	(606)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	436	322,721	322,266	—	(455)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	304	225,598	224,708	—	(890)
South African Rand,
Expiring 04/17/19	Charles Schwab	ZAR	4,645	324,677	321,195	—	(3,482)
Expiring 04/17/19	Goldman Sachs Bank USA	ZAR	6,954	496,314	480,860	—	(15,454)
Expiring 05/09/19	Goldman Sachs Bank USA	ZAR	8,371	579,069	577,276	—	(1,793)
Expiring 06/13/19	UBS AG	ZAR	1,427	98,537	98,018	—	(519)
Expiring 06/13/19	UBS AG	ZAR	872	59,907	59,900	—	(7)
South Korean Won,
Expiring 04/05/19	HSBC Bank USA, N.A.	KRW	523,624	467,000	461,397	—	(5,603)
Expiring 04/05/19	Standard Chartered Bank	KRW	371,978	331,000	327,772	—	(3,228)
Expiring 04/17/19	Charles Schwab	KRW	3,034,238	2,669,340	2,674,595	5,255	—
Expiring 04/17/19	Charles Schwab	KRW	1,265,602	1,128,792	1,115,592	—	(13,200)
Expiring 06/13/19	Citibank, N.A.	KRW	1,000,814	886,798	883,788	—	(3,010)
Expiring 06/13/19	Citibank, N.A.	KRW	154,229	135,860	136,194	334	—
Expiring 06/19/19	Goldman Sachs Bank USA	KRW	217,587	191,875	192,181	306	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	2,083,464	1,842,144	1,840,202	—	(1,942)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	895,602	791,538	791,032	—	(506)
Swedish Krona,
Expiring 04/02/19	BNP Paribas S.A.	SEK	3,290	353,782	353,971	189	—
Expiring 04/02/19	Citibank, N.A.	SEK	107,075	11,582,734	11,520,211	—	(62,523)
Expiring 04/03/19	Citibank, N.A.	SEK	2,367	251,893	254,685	2,792	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	6,472	701,130	696,375	—	(4,755)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	SEK	15,300	1,661,777	1,646,251	—	(15,526)
Expiring 04/17/19	Goldman Sachs Bank USA	SEK	6,200	673,137	667,803	—	(5,334)
Expiring 06/19/19	Barclays Bank PLC	SEK	306,193	32,717,565	33,139,550	421,985	—
Expiring 06/19/19	Barclays Bank PLC	SEK	6,302	683,927	682,116	—	(1,811)
Expiring 06/19/19	Barclays Bank PLC	SEK	4,690	508,598	507,590	—	(1,008)
Expiring 06/19/19	Citibank, N.A.	SEK	3,669	393,018	397,099	4,081	—
Expiring 06/19/19	Citibank, N.A.	SEK	516	56,272	55,848	—	(424)
Expiring 06/19/19	Citibank, N.A.	SEK	5	542	541	—	(1)
Expiring 06/19/19	Citibank, N.A.	SEK	3	325	325	—	—
Expiring 06/19/19	Citibank, N.A.	SEK	1	108	108	—	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	20,170	2,199,640	2,183,050	—	(16,590)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	13,877	1,518,163	1,501,961	—	(16,202)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	11,597	1,265,911	1,255,201	—	(10,710)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	5,546	605,431	600,250	—	(5,181)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	2,872	311,010	310,853	—	(157)
Expiring 06/19/19	UBS AG	SEK	16,000	1,714,456	1,731,693	17,237	—
Swiss Franc,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	CHF	1,970	1,982,841	1,979,166	—	(3,675)

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/19	HSBC Bank USA, N.A.	CHF	2	$2,017	$2,009	$—	$(8)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CHF	942	944,510	946,474	1,964	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CHF	718	718,653	721,410	2,757	—
Expiring 06/19/19	Citibank, N.A.	CHF	282	284,425	285,446	1,021	—
Expiring 06/19/19	Citibank, N.A.	CHF	97	97,470	98,185	715	—
Expiring 06/19/19	Citibank, N.A.	CHF	96	97,459	97,173	—	(286)
Expiring 06/19/19	Citibank, N.A.	CHF	29	29,051	29,354	303	—
Expiring 06/19/19	Citibank, N.A.	CHF	9	9,120	9,110	—	(10)
Expiring 06/19/19	Citibank, N.A.	CHF	8	8,021	8,098	77	—
Expiring 06/19/19	Citibank, N.A.	CHF	1	1,013	1,012	—	(1)
Expiring 06/19/19	UBS AG	CHF	5,125	5,122,838	5,187,622	64,784	—
Thai Baht,
Expiring 06/13/19	Citibank, N.A.	THB	14,630	462,826	461,939	—	(887)
Turkish Lira,
Expiring 04/15/19	BNP Paribas S.A.	TRY	1,838	337,409	323,135	—	(14,274)
Expiring 04/15/19	BNP Paribas S.A.	TRY	362	63,020	63,629	609	—
Expiring 04/17/19	Barclays Bank PLC	TRY	1,065	183,562	186,907	3,345	—
Expiring 04/17/19	Charles Schwab	TRY	4,113	755,275	721,601	—	(33,674)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	TRY	1,337	238,474	228,456	—	(10,018)
Expiring 06/13/19	Citibank, N.A.	TRY	1,706	297,110	285,361	—	(11,749)
Expiring 06/13/19	UBS AG	TRY	15,025	2,614,728	2,512,777	—	(101,951)
Expiring 06/13/19	UBS AG	TRY	1,713	288,500	286,399	—	(2,101)

				$669,491,962	$666,075,996	2,258,825	(5,674,791)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	BNP Paribas S.A.	ARS	12,537	$289,332	$287,182	$2,150	$—
Expiring 04/03/19	BNP Paribas S.A.	ARS	5,823	148,080	133,376	14,704	—
Expiring 04/03/19	BNP Paribas S.A.	ARS	874	19,864	20,021	—	(157)
Expiring 04/03/19	BNP Paribas S.A.	ARS	309	7,023	7,079	—	(56)
Expiring 04/03/19	Goldman Sachs Bank USA	ARS	3,933	90,303	90,086	217	—
Expiring 04/03/19	Goldman Sachs Bank USA	ARS	1,394	32,011	31,934	77	—
Expiring 04/03/19	HSBC Bank USA, N.A.	ARS	5,799	146,000	132,840	13,160	—
Expiring 04/03/19	HSBC Bank USA, N.A.	ARS	2,805	65,630	64,255	1,375	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	14,223	346,395	308,189	38,206	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	ARS	4,480	109,482	97,074	12,408	—
Expiring 07/18/19	Goldman Sachs International	ARS	10,181	221,561	202,520	19,041	—
Expiring 07/18/19	Goldman Sachs International	ARS	5,752	129,847	114,426	15,421	—
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	ARS	11,517	234,251	211,181	23,070	—
Expiring 09/27/19	Citibank, N.A.	ARS	3,529	67,822	64,404	3,418	—
Australian Dollar,
Expiring 04/02/19	Goldman Sachs Bank USA	AUD	4,520	3,231,072	3,209,681	21,391	—
Expiring 04/02/19	Goldman Sachs Bank USA	AUD	3,194	2,283,196	2,268,080	15,116	—
Expiring 04/02/19	Goldman Sachs Bank USA	AUD	306	215,106	217,292	—	(2,186)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	AUD	3,331	2,364,086	2,365,365	—	(1,279)
Expiring 04/03/19	Citibank, N.A.	AUD	658	464,391	467,260	—	(2,869)
Expiring 04/17/19	Barclays Bank PLC	AUD	6,518	4,664,908	4,629,588	35,320	—
Expiring 04/17/19	Barclays Bank PLC	AUD	697	497,931	495,090	2,841	—
Expiring 04/17/19	Goldman Sachs Bank USA	AUD	2,581	1,872,115	1,833,325	38,790	—

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/03/19	Goldman Sachs Bank USA	AUD	6,660	$4,723,652	$4,732,178	$—	$(8,526)
Expiring 05/03/19	Goldman Sachs Bank USA	AUD	3,194	2,265,367	2,269,456	—	(4,089)
Expiring 06/13/19	Goldman Sachs International	AUD	198	140,820	140,905	—	(85)
Expiring 06/13/19	Goldman Sachs International	AUD	96	67,936	68,128	—	(192)
Expiring 06/19/19	Barclays Bank PLC	AUD	26,911	18,939,064	19,137,787	—	(198,723)
Expiring 06/19/19	Barclays Bank PLC	AUD	1,262	898,370	897,110	1,260	—
Expiring 06/19/19	Barclays Bank PLC	AUD	755	540,199	536,984	3,215	—
Expiring 06/19/19	Citibank, N.A.	AUD	397	284,511	282,323	2,188	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	227	161,004	161,328	—	(324)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	54	38,345	38,506	—	(161)
Brazilian Real,
Expiring 04/02/19	Citibank, N.A.	BRL	1,614	419,784	412,179	7,605	—
Expiring 04/02/19	Goldman Sachs Bank USA	BRL	910	232,897	232,359	538	—
Expiring 04/15/19	Charles Schwab	BRL	2,344	626,470	598,020	28,450	—
Expiring 04/17/19	Barclays Bank PLC	BRL	5,620	1,434,405	1,433,637	768	—
Expiring 04/17/19	Citibank, N.A.	BRL	9,080	2,343,226	2,316,268	26,958	—
Expiring 04/17/19	Goldman Sachs Bank USA	BRL	2,814	740,877	717,839	23,038	—
Expiring 05/16/19	Goldman Sachs International	BRL	27,250	7,058,495	6,935,984	122,511	—
Expiring 05/16/19	Goldman Sachs International	BRL	10,387	2,686,513	2,643,919	42,594	—
Expiring 05/16/19	Goldman Sachs International	BRL	10,179	2,628,628	2,590,765	37,863	—
Expiring 05/16/19	Goldman Sachs International	BRL	879	220,737	223,839	—	(3,102)
Expiring 05/16/19	Goldman Sachs International	BRL	488	127,005	124,183	2,822	—
Expiring 01/03/20	JPMorgan Chase Bank, N.A.	BRL	954	247,992	238,030	9,962	—
British Pound,
Expiring 04/02/19	Citibank, N.A.	GBP	11,732	15,456,849	15,283,484	173,365	—
Expiring 04/02/19	Citibank, N.A.	GBP	5,591	7,366,113	7,283,494	82,619	—
Expiring 04/02/19	Citibank, N.A.	GBP	2,068	2,749,392	2,694,021	55,371	—
Expiring 04/02/19	Citibank, N.A.	GBP	447	591,944	582,315	9,629	—
Expiring 04/02/19	Citibank, N.A.	GBP	295	387,775	384,302	3,473	—
Expiring 04/02/19	Citibank, N.A.	GBP	208	272,107	270,965	1,142	—
Expiring 04/02/19	Citibank, N.A.	GBP	164	215,635	213,646	1,989	—
Expiring 04/02/19	Citibank, N.A.	GBP	127	165,715	165,445	270	—
Expiring 04/02/19	Citibank, N.A.	GBP	111	147,134	144,601	2,533	—
Expiring 04/02/19	Citibank, N.A.	GBP	75	99,610	97,704	1,906	—
Expiring 04/02/19	Standard Chartered Bank	GBP	71	93,484	92,493	991	—
Expiring 04/03/19	Citibank, N.A.	GBP	369	486,517	480,727	5,790	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	GBP	536	707,280	698,292	8,988	—
Expiring 04/03/19	Standard Chartered Bank	GBP	372	487,838	484,635	3,203	—
Expiring 04/17/19	Citibank, N.A.	GBP	689	883,707	897,628	—	(13,921)
Expiring 04/17/19	Citibank, N.A.	GBP	120	158,823	156,443	2,380	—
Expiring 04/17/19	Citibank, N.A.	GBP	110	142,768	143,407	—	(639)
Expiring 05/03/19	Standard Chartered Bank	GBP	10,575	14,021,329	13,797,801	223,528	—
Expiring 05/03/19	Standard Chartered Bank	GBP	7,455	9,884,540	9,726,960	157,580	—
Expiring 06/18/19	Citibank, N.A.	GBP	303	406,081	396,259	9,822	—
Expiring 06/19/19	Barclays Bank PLC	GBP	9,430	12,463,897	12,333,327	130,570	—
Expiring 06/19/19	Barclays Bank PLC	GBP	658	874,744	860,927	13,817	—
Expiring 06/19/19	Barclays Bank PLC	GBP	596	788,081	779,431	8,650	—
Expiring 06/19/19	Barclays Bank PLC	GBP	384	503,666	501,661	2,005	—
Expiring 06/19/19	Barclays Bank PLC	GBP	326	429,449	426,878	2,571	—

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	6,430	$8,496,519	$8,409,617	$86,902	$—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	1,419	1,883,267	1,856,277	26,990	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	1,275	1,692,159	1,667,273	24,886	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	996	1,330,549	1,301,971	28,578	—
Canadian Dollar,
Expiring 04/01/19	Charles Schwab	CAD	300	228,467	224,509	3,958	—
Expiring 04/01/19	Societe Generale Paris	CAD	96	71,422	71,843	—	(421)
Expiring 04/02/19	BNP Paribas S.A.	CAD	395	295,675	295,612	63	—
Expiring 04/02/19	Citibank, N.A.	CAD	285	212,181	213,290	—	(1,109)
Expiring 04/02/19	HSBC Bank USA, N.A.	CAD	3,228	2,446,335	2,415,781	30,554	—
Expiring 04/02/19	HSBC Bank USA, N.A.	CAD	2,749	2,083,325	2,057,305	26,020	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	CAD	1,060	796,403	793,286	3,117	—
Expiring 04/03/19	HSBC Bank USA, N.A.	CAD	2	1,499	1,497	2	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CAD	614	461,213	459,519	1,694	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CAD	304	226,720	227,514	—	(794)
Expiring 04/03/19	Standard Chartered Bank	CAD	639	476,170	478,229	—	(2,059)
Expiring 04/17/19	Charles Schwab	CAD	1,763	1,337,932	1,319,903	18,029	—
Expiring 04/17/19	Charles Schwab	CAD	298	222,752	223,103	—	(351)
Expiring 04/17/19	Citibank, N.A.	CAD	2,500	1,878,675	1,871,672	7,003	—
Expiring 04/17/19	Goldman Sachs Bank USA	CAD	125	95,610	93,584	2,026	—
Expiring 04/17/19	Goldman Sachs Bank USA	CAD	28	21,079	20,963	116	—
Expiring 05/03/19	Morgan Stanley & Co. International PLC	CAD	2,749	2,049,283	2,058,928	—	(9,645)
Expiring 05/03/19	UBS AG	CAD	4,169	3,107,715	3,122,470	—	(14,755)
Expiring 06/13/19	BNP Paribas S.A.	CAD	406	303,858	304,206	—	(348)
Expiring 06/13/19	UBS AG	CAD	816	610,979	611,674	—	(695)
Expiring 06/13/19	UBS AG	CAD	230	171,848	172,138	—	(290)
Expiring 06/19/19	Barclays Bank PLC	CAD	32,872	24,507,870	24,649,659	—	(141,789)
Expiring 06/19/19	Barclays Bank PLC	CAD	3,468	2,603,604	2,600,459	3,145	—
Expiring 06/19/19	Barclays Bank PLC	CAD	1,376	1,025,063	1,031,591	—	(6,528)
Expiring 06/19/19	Barclays Bank PLC	CAD	1,279	954,178	958,657	—	(4,479)
Expiring 06/19/19	Barclays Bank PLC	CAD	1,197	895,436	897,770	—	(2,334)
Expiring 06/19/19	Citibank, N.A.	CAD	124	94,347	92,983	1,364	—
Expiring 06/19/19	Citibank, N.A.	CAD	92	68,895	68,987	—	(92)
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,401	17,106	295	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,395	17,106	289	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,357	17,105	252	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,350	17,106	244	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,348	17,106	242	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,336	17,107	229	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,330	17,106	224	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,291	17,106	185	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,246	17,106	140	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,181	17,106	75	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,133	17,107	26	—
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,089	17,106	—	(17)
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,048	17,106	—	(58)
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,038	17,105	—	(67)

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/19/19	Citibank, N.A.	CAD	23	$17,019	$17,106	$—	$(87)
Expiring 06/19/19	Citibank, N.A.	CAD	23	17,015	17,106	—	(91)
Expiring 06/19/19	Citibank, N.A.	CAD	15	11,238	11,248	—	(10)
Expiring 06/19/19	Citibank, N.A.	CAD	3	2,258	2,249	9	—
Expiring 06/19/19	Citibank, N.A.	CAD	1	752	750	2	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	10,854	8,095,955	8,138,688	—	(42,733)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	4,929	3,704,958	3,695,915	9,043	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	2,334	1,750,472	1,750,442	30	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	2,254	1,694,493	1,690,097	4,396	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,745	1,318,743	1,308,643	10,100	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,502	1,126,094	1,126,212	—	(118)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,105	824,946	828,881	—	(3,935)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	1,092	817,949	819,174	—	(1,225)
Chilean Peso,
Expiring 06/13/19	Citibank, N.A.	CLP	51,842	76,351	76,180	171	—
Expiring 06/13/19	Citibank, N.A.	CLP	12,336	18,558	18,128	430	—
Chinese Renminbi,
Expiring 04/15/19	BNP Paribas S.A.	CNH	4,756	686,269	707,321	—	(21,052)
Expiring 04/15/19	Citibank, N.A.	CNH	2,238	331,602	332,874	—	(1,272)
Expiring 04/15/19	Citibank, N.A.	CNH	2,108	311,085	313,553	—	(2,468)
Expiring 04/15/19	Credit Suisse International	CNH	5,099	726,823	758,470	—	(31,647)
Expiring 04/15/19	HSBC Bank USA, N.A.	CNH	3,140	463,251	467,085	—	(3,834)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	CNH	3,878	572,275	576,850	—	(4,575)
Expiring 04/15/19	Standard Chartered Bank	CNH	4,908	706,472	730,035	—	(23,563)
Expiring 04/15/19	UBS AG	CNH	1,432	208,581	212,992	—	(4,411)
Expiring 04/17/19	Barclays Bank PLC	CNH	13,253	1,925,308	1,971,280	—	(45,972)
Expiring 04/17/19	Barclays Bank PLC	CNH	5,896	854,960	876,901	—	(21,941)
Expiring 06/13/19	Bank of America, N.A.	CNH	470	69,900	69,912	—	(12)
Expiring 06/13/19	Bank of America, N.A.	CNH	194	28,934	28,886	48	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	47,950	7,187,055	7,130,480	56,575	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	1,530	227,903	227,548	355	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	1,042	152,153	154,900	—	(2,747)
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	763	109,972	113,508	—	(3,536)
Expiring 07/17/19	Barclays Bank PLC	CNH	5,896	876,843	876,565	278	—
Expiring 07/17/19	Charles Schwab	CNH	13,253	1,966,735	1,970,527	—	(3,792)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	75,549	10,765,800	11,223,406	—	(457,606)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	50,695	7,214,472	7,531,099	—	(316,627)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	1,077	160,510	160,020	490	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	1,048	156,584	155,726	858	—
Colombian Peso,
Expiring 05/31/19	Goldman Sachs Bank USA	COP	2,158,866	693,500	674,811	18,689	—
Czech Koruna,
Expiring 06/13/19	Citibank, N.A.	CZK	924	40,235	40,237	—	(2)
Danish Krone,
Expiring 04/01/19	Citibank, N.A.	DKK	725	110,487	108,964	1,523	—

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/01/19	HSBC Bank USA, N.A.	DKK	548	$84,605	$82,394	$2,211	$—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	DKK	460	70,245	69,136	1,109	—
Expiring 04/01/19	UBS AG	DKK	50,830	7,820,546	7,639,481	181,065	—
Expiring 06/19/19	Citibank, N.A.	DKK	435	66,822	65,854	968	—
Expiring 06/19/19	Citibank, N.A.	DKK	406	62,327	61,463	864	—
Expiring 06/19/19	Citibank, N.A.	DKK	125	19,055	18,924	131	—
Expiring 06/19/19	Citibank, N.A.	DKK	3	461	454	7	—
Expiring 06/19/19	Citibank, N.A.	DKK	3	459	454	5	—
Expiring 07/01/19	BNP Paribas S.A.	DKK	46,256	7,022,536	7,009,977	12,559	—
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	510	77,329	77,290	39	—
Euro,
Expiring 04/02/19	Citibank, N.A.	EUR	2,711	3,068,476	3,042,102	26,374	—
Expiring 04/02/19	Citibank, N.A.	EUR	1,572	1,778,041	1,763,993	14,048	—
Expiring 04/02/19	Citibank, N.A.	EUR	742	841,145	832,623	8,522	—
Expiring 04/02/19	Citibank, N.A.	EUR	156	175,297	175,053	244	—
Expiring 04/02/19	Goldman Sachs Bank USA	EUR	14,546	16,603,503	16,322,060	281,443	—
Expiring 04/02/19	Goldman Sachs Bank USA	EUR	865	981,998	970,645	11,353	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	EUR	68,648	78,359,229	77,031,725	1,327,504	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	EUR	8,048	9,186,558	9,030,926	155,632	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	EUR	895	1,013,010	1,004,309	8,701	—
Expiring 04/03/19	Citibank, N.A.	EUR	650	731,007	729,448	1,559	—
Expiring 04/03/19	Morgan Stanley & Co. International PLC	EUR	1,862	2,121,558	2,089,170	32,388	—
Expiring 04/17/19	Barclays Bank PLC	EUR	139	158,683	156,173	2,510	—
Expiring 04/17/19	Citibank, N.A.	EUR	13,641	15,833,510	15,325,749	507,761	—
Expiring 04/17/19	Citibank, N.A.	EUR	692	782,814	777,496	5,318	—
Expiring 04/17/19	Citibank, N.A.	EUR	643	725,469	722,444	3,025	—
Expiring 04/17/19	Citibank, N.A.	EUR	630	724,875	707,837	17,038	—
Expiring 04/17/19	Citibank, N.A.	EUR	602	683,398	676,378	7,020	—
Expiring 04/17/19	Citibank, N.A.	EUR	530	601,195	595,482	5,713	—
Expiring 04/17/19	Citibank, N.A.	EUR	530	595,995	595,483	512	—
Expiring 04/17/19	Citibank, N.A.	EUR	395	449,375	443,803	5,572	—
Expiring 04/17/19	Citibank, N.A.	EUR	390	449,200	438,185	11,015	—
Expiring 04/17/19	Citibank, N.A.	EUR	220	254,362	247,181	7,181	—
Expiring 04/17/19	Citibank, N.A.	EUR	207	237,469	232,575	4,894	—
Expiring 04/17/19	Citibank, N.A.	EUR	202	232,100	226,957	5,143	—
Expiring 04/17/19	Goldman Sachs Bank USA	EUR	590	674,459	662,896	11,563	—
Expiring 05/03/19	Bank of America, N.A.	EUR	10,671	12,041,039	12,005,873	35,166	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	67,674	76,185,617	76,139,979	45,638	—
Expiring 05/03/19	UBS AG	EUR	15,191	17,106,973	17,091,076	15,897	—
Expiring 05/28/19	Citibank, N.A.	EUR	583	680,448	657,390	23,058	—
Expiring 06/13/19	Bank of America, N.A.	EUR	337	383,167	380,823	2,344	—
Expiring 06/13/19	Bank of New York Mellon	EUR	49	55,592	55,254	338	—
Expiring 06/13/19	Barclays Bank PLC	EUR	1,662	1,888,413	1,876,869	11,544	—
Expiring 06/13/19	BNP Paribas S.A.	EUR	624	708,693	704,370	4,323	—
Expiring 06/13/19	Citibank, N.A.	EUR	2,334	2,654,368	2,634,688	19,680	—
Expiring 06/13/19	Citibank, N.A.	EUR	1,808	2,054,342	2,041,821	12,521	—
Expiring 06/13/19	Goldman Sachs International	EUR	3,630	4,123,633	4,098,446	25,187	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	EUR	366	415,179	412,647	2,532	—
Expiring 06/13/19	UBS AG	EUR	5,203	5,909,965	5,874,048	35,917	—
Expiring 06/19/19	Barclays Bank PLC	EUR	1,383	1,573,820	1,562,533	11,287	—

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	EUR	1,220	$1,379,299	$1,378,588	$711	$—
Expiring 06/19/19	Barclays Bank PLC	EUR	948	1,071,999	1,070,903	1,096	—
Expiring 06/19/19	Barclays Bank PLC	EUR	920	1,048,608	1,039,184	9,424	—
Expiring 06/19/19	Barclays Bank PLC	EUR	771	871,355	870,804	551	—
Expiring 06/19/19	Barclays Bank PLC	EUR	44	49,986	49,374	612	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,231,493	1,208,557	22,936	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,229,933	1,208,557	21,376	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,228,815	1,208,557	20,258	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,226,796	1,208,557	18,239	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,226,650	1,208,557	18,093	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,225,343	1,208,558	16,785	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,225,273	1,208,557	16,716	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,224,723	1,208,557	16,166	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,223,693	1,208,558	15,135	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,221,553	1,208,557	12,996	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,221,110	1,208,557	12,553	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,220,432	1,208,557	11,875	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,219,625	1,208,558	11,067	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,070	1,209,827	1,208,557	1,270	—
Expiring 06/19/19	Citibank, N.A.	EUR	990	1,122,339	1,118,366	3,973	—
Expiring 06/19/19	Citibank, N.A.	EUR	505	573,428	570,471	2,957	—
Expiring 06/19/19	Citibank, N.A.	EUR	291	333,429	328,726	4,703	—
Expiring 06/19/19	Citibank, N.A.	EUR	155	177,576	175,095	2,481	—
Expiring 06/19/19	Citibank, N.A.	EUR	101	114,954	114,094	860	—
Expiring 06/19/19	Citibank, N.A.	EUR	53	60,771	59,872	899	—
Expiring 06/19/19	Citibank, N.A.	EUR	4	4,584	4,519	65	—
Expiring 06/19/19	Citibank, N.A.	EUR	3	3,420	3,389	31	—
Expiring 06/19/19	Citibank, N.A.	EUR	1	1,149	1,130	19	—
Expiring 06/19/19	Citibank, N.A.	EUR	1	1,133	1,130	3	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	2,994	3,432,383	3,382,350	50,033	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	1,568	1,779,664	1,771,520	8,144	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	787	893,917	888,571	5,346	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	626	710,272	707,478	2,794	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	544	620,761	614,857	5,904	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	365	416,542	411,947	4,595	—
Hong Kong Dollar,
Expiring 06/13/19	Goldman Sachs International	HKD	695	88,736	88,729	7	—
Expiring 06/24/19	HSBC Bank USA, N.A.	HKD	4,666	596,000	595,883	117	—
Hungarian Forint,
Expiring 06/13/19	Citibank, N.A.	HUF	672,753	2,371,655	2,362,743	8,912	—
Expiring 06/13/19	Citibank, N.A.	HUF	74,750	264,756	262,527	2,229	—
Indian Rupee,
Expiring 05/02/19	Barclays Bank PLC	INR	15,100	217,686	216,845	841	—
Expiring 06/19/19	BNP Paribas S.A.	INR	90,881	1,259,087	1,298,033	—	(38,946)
Expiring 09/09/19	Barclays Bank PLC	INR	31,150	414,692	441,339	—	(26,647)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	33,004	449,000	465,878	—	(16,878)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	17,786	242,000	251,066	—	(9,066)

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 04/15/19	Charles Schwab	IDR	2,400,000	$168,244	$168,175	$69	$—
Expiring 04/17/19	Citibank, N.A.	IDR	36,660,601	2,517,812	2,568,255	—	(50,443)
Israeli Shekel,
Expiring 06/13/19	Bank of America, N.A.	ILS	380	105,634	105,043	591	—
Japanese Yen,
Expiring 04/02/19	Citibank, N.A.	JPY	597,500	5,416,666	5,393,084	23,582	—
Expiring 04/02/19	Citibank, N.A.	JPY	178,000	1,613,668	1,606,643	7,025	—
Expiring 04/03/19	Goldman Sachs Bank USA	JPY	104,544	941,261	943,708	—	(2,447)
Expiring 04/03/19	Standard Chartered Bank	JPY	79,419	722,211	716,907	5,304	—
Expiring 04/17/19	Citibank, N.A.	JPY	1,358,533	12,646,456	12,278,844	367,612	—
Expiring 04/17/19	Citibank, N.A.	JPY	19,000	172,247	171,728	519	—
Expiring 06/19/19	Barclays Bank PLC	JPY	18,420	166,204	167,285	—	(1,081)
Expiring 06/19/19	Barclays Bank PLC	JPY	5,347	48,588	48,563	25	—
Expiring 06/19/19	Citibank, N.A.	JPY	204,221	1,847,451	1,854,648	—	(7,197)
Expiring 06/19/19	Citibank, N.A.	JPY	114,648	1,034,574	1,041,183	—	(6,609)
Expiring 06/19/19	Citibank, N.A.	JPY	74,042	670,575	672,418	—	(1,843)
Expiring 06/19/19	Citibank, N.A.	JPY	50,272	457,586	456,549	1,037	—
Expiring 06/19/19	Citibank, N.A.	JPY	36,523	332,234	331,687	547	—
Expiring 06/19/19	Citibank, N.A.	JPY	27,583	251,617	250,495	1,122	—
Expiring 06/19/19	Citibank, N.A.	JPY	27,583	251,483	250,495	988	—
Expiring 06/19/19	Citibank, N.A.	JPY	27,583	251,342	250,495	847	—
Expiring 06/19/19	Citibank, N.A.	JPY	27,583	249,368	250,494	—	(1,126)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	4,015,973	36,194,236	36,471,364	—	(277,128)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	137,304	1,239,767	1,246,935	—	(7,168)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	25,578	231,617	232,284	—	(667)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	19,597	176,983	177,975	—	(992)
Mexican Peso,
Expiring 04/15/19	Charles Schwab	MXN	23,615	1,214,100	1,213,288	812	—
Expiring 04/15/19	Citibank, N.A.	MXN	2,999	154,519	154,083	436	—
Expiring 04/17/19	Barclays Bank PLC	MXN	28,200	1,461,931	1,448,398	13,533	—
Expiring 04/17/19	Charles Schwab	MXN	29,639	1,536,709	1,522,282	14,427	—
Expiring 04/17/19	Charles Schwab	MXN	28,495	1,476,882	1,463,540	13,342	—
Expiring 04/17/19	Citibank, N.A.	MXN	91,524	4,717,145	4,700,795	16,350	—
Expiring 04/17/19	Citibank, N.A.	MXN	26,228	1,353,852	1,347,087	6,765	—
Expiring 04/17/19	Goldman Sachs Bank USA	MXN	13,157	677,257	675,765	1,492	—
Expiring 04/24/19	Citibank, N.A.	MXN	16,713	867,113	857,441	9,672	—
Expiring 04/24/19	Citibank, N.A.	MXN	13,105	680,384	672,317	8,067	—
Expiring 06/26/19	Citibank, N.A.	MXN	7,692	390,156	390,649	—	(493)
Expiring 06/26/19	HSBC Bank USA, N.A.	MXN	26,631	1,337,972	1,352,493	—	(14,521)
Expiring 08/14/19	Citibank, N.A.	MXN	26,631	1,345,931	1,342,222	3,709	—
Expiring 08/14/19	Citibank, N.A.	MXN	5,632	284,641	283,857	784	—
Expiring 08/14/19	Citibank, N.A.	MXN	2,999	151,728	151,152	576	—
New Taiwanese Dollar,
Expiring 04/17/19	Barclays Bank PLC	TWD	63,496	2,071,931	2,062,616	9,315	—
Expiring 06/19/19	Standard Chartered Bank	TWD	47,997	1,562,490	1,565,378	—	(2,888)
Expiring 06/19/19	Standard Chartered Bank	TWD	20,346	662,354	663,578	—	(1,224)
Expiring 07/17/19	Charles Schwab	TWD	63,496	2,064,789	2,074,563	—	(9,774)
New Zealand Dollar,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NZD	1,729	1,182,527	1,177,533	4,994	—

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NZD	1,588	$1,086,092	$1,081,505	$4,587	$—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NZD	1,380	946,349	939,864	6,485	—
Expiring 04/03/19	Standard Chartered Bank	NZD	343	233,405	233,604	—	(199)
Expiring 06/13/19	National Australia Bank Ltd.	NZD	67	45,801	45,437	364	—
Expiring 06/19/19	Barclays Bank PLC	NZD	835	572,190	569,557	2,633	—
Expiring 06/19/19	Barclays Bank PLC	NZD	553	381,615	376,950	4,665	—
Expiring 06/19/19	Citibank, N.A.	NZD	2,179	1,481,671	1,486,272	—	(4,601)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	648	443,721	442,017	1,704	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	477	326,513	325,064	1,449	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	411	281,748	280,641	1,107	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	369	253,811	251,571	2,240	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	347	240,591	236,957	3,634	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	145	98,641	98,903	—	(262)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	84	57,503	57,455	48	—
Norwegian Krone,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NOK	4,060	467,494	470,801	—	(3,307)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NOK	1,095	124,621	126,977	—	(2,356)
Expiring 04/03/19	Citibank, N.A.	NOK	8,108	938,300	940,248	—	(1,948)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NOK	12,269	1,434,466	1,422,781	11,685	—
Expiring 04/17/19	Charles Schwab	NOK	11,565	1,337,982	1,341,878	—	(3,896)
Expiring 06/13/19	UBS AG	NOK	440	51,129	51,175	—	(46)
Expiring 06/19/19	Barclays Bank PLC	NOK	462,570	53,101,785	53,803,434	—	(701,649)
Expiring 06/19/19	Barclays Bank PLC	NOK	21,245	2,499,327	2,471,110	28,217	—
Expiring 06/19/19	Barclays Bank PLC	NOK	15,676	1,862,794	1,823,312	39,482	—
Expiring 06/19/19	Barclays Bank PLC	NOK	5,177	599,712	602,191	—	(2,479)
Expiring 06/19/19	Barclays Bank PLC	NOK	2,172	251,814	252,596	—	(782)
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	572,940	565,361	7,579	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	572,273	565,361	6,912	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	570,676	565,361	5,315	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	569,566	565,361	4,205	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	569,253	565,361	3,892	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	568,055	565,361	2,694	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	566,803	565,361	1,442	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	566,608	565,361	1,247	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	566,284	565,361	923	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	566,011	565,361	650	—
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	564,148	565,361	—	(1,213)
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	563,483	565,361	—	(1,878)
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	561,740	565,361	—	(3,621)
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	561,535	565,361	—	(3,826)
Expiring 06/19/19	Citibank, N.A.	NOK	4,861	555,396	565,360	—	(9,964)
Expiring 06/19/19	Citibank, N.A.	NOK	4,243	493,682	493,569	113	—
Expiring 06/19/19	Citibank, N.A.	NOK	58	6,747	6,746	1	—
Expiring 06/19/19	Citibank, N.A.	NOK	6	697	698	—	(1)
Expiring 06/19/19	Citibank, N.A.	NOK	2	234	233	1	—

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	13,912	$1,606,710	$1,618,181	$—	$(11,471)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	10,379	1,182,889	1,207,276	—	(24,387)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	7,787	900,636	905,781	—	(5,145)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	2,652	315,360	308,440	6,920	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	1,455	169,250	169,266	—	(16)
Peruvian Nuevo Sol,
Expiring 04/10/19	BNP Paribas S.A.	PEN	2,909	872,239	876,088	—	(3,849)
Expiring 04/26/19	BNP Paribas S.A.	PEN	913	276,000	274,567	1,433	—
Expiring 04/26/19	Citibank, N.A.	PEN	1,436	432,000	432,154	—	(154)
Expiring 04/26/19	Citibank, N.A.	PEN	734	222,000	220,834	1,166	—
Expiring 04/26/19	Citibank, N.A.	PEN	726	219,000	218,372	628	—
Expiring 08/01/19	BNP Paribas S.A.	PEN	2,909	871,820	872,103	—	(283)
Philippine Peso,
Expiring 06/13/19	BNP Paribas S.A.	PHP	216,736	4,116,707	4,099,731	16,976	—
Expiring 06/13/19	BNP Paribas S.A.	PHP	3,740	70,525	70,744	—	(219)
Russian Ruble,
Expiring 04/15/19	Bank of America, N.A.	RUB	112,373	1,664,738	1,707,673	—	(42,935)
Expiring 04/15/19	Goldman Sachs Bank USA	RUB	63,499	956,899	964,963	—	(8,064)
Expiring 04/15/19	Goldman Sachs Bank USA	RUB	13,215	199,964	200,818	—	(854)
Expiring 04/17/19	Citibank, N.A.	RUB	150,127	2,212,798	2,280,628	—	(67,830)
Expiring 05/15/19	Citibank, N.A.	RUB	19,817	298,163	299,792	—	(1,629)
Expiring 05/29/19	Citibank, N.A.	RUB	50,413	760,000	761,214	—	(1,214)
Expiring 06/17/19	Barclays Bank PLC	RUB	23,881	359,972	359,718	254	—
Expiring 06/21/19	Goldman Sachs Bank USA	RUB	108,149	1,660,000	1,628,196	31,804	—
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	18,934	5,042,612	5,045,958	—	(3,346)
Singapore Dollar,
Expiring 06/19/19	Bank of America, N.A.	SGD	431	318,668	318,477	191	—
Expiring 06/19/19	Barclays Bank PLC	SGD	2,520	1,868,395	1,862,587	5,808	—
Expiring 06/19/19	Barclays Bank PLC	SGD	1,336	986,256	987,574	—	(1,318)
Expiring 06/19/19	Barclays Bank PLC	SGD	1,229	913,727	908,091	5,636	—
Expiring 06/19/19	Barclays Bank PLC	SGD	860	636,976	635,242	1,734	—
Expiring 06/19/19	Barclays Bank PLC	SGD	523	387,990	386,136	1,854	—
Expiring 06/19/19	Barclays Bank PLC	SGD	460	340,598	339,702	896	—
Expiring 06/19/19	Barclays Bank PLC	SGD	307	226,629	226,962	—	(333)
Expiring 06/19/19	Citibank, N.A.	SGD	48	35,479	35,473	6	—
Expiring 06/19/19	Citibank, N.A.	SGD	40	29,705	29,561	144	—
Expiring 06/19/19	Citibank, N.A.	SGD	39	28,906	28,822	84	—
Expiring 06/19/19	Citibank, N.A.	SGD	28	20,618	20,508	110	—
Expiring 06/19/19	Citibank, N.A.	SGD	28	20,598	20,508	90	—
Expiring 06/19/19	Citibank, N.A.	SGD	28	20,562	20,508	54	—
Expiring 06/19/19	Citibank, N.A.	SGD	28	20,557	20,508	49	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	36,492	26,880,235	26,968,369	—	(88,134)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	1,912	1,410,294	1,413,164	—	(2,870)
South African Rand,
Expiring 04/17/19	Barclays Bank PLC	ZAR	48,894	3,489,928	3,380,949	108,979	—

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 04/05/19	HSBC Bank USA, N.A.	KRW	895,602	$789,842	$789,169	$673	$—
Expiring 04/17/19	Charles Schwab	KRW	2,244,575	2,011,989	1,978,529	33,460	—
Expiring 04/17/19	Charles Schwab	KRW	1,760,760	1,578,265	1,552,059	26,206	—
Expiring 04/17/19	Charles Schwab	KRW	294,505	261,455	259,598	1,857	—
Expiring 05/02/19	Charles Schwab	KRW	1,594,720	1,402,741	1,406,337	—	(3,596)
Expiring 06/19/19	Goldman Sachs Bank USA	KRW	3,198,148	2,852,942	2,824,737	28,205	—
Expiring 06/19/19	Goldman Sachs Bank USA	KRW	1,591,538	1,419,749	1,405,712	14,037	—
Expiring 07/17/19	Charles Schwab	KRW	3,034,238	2,676,521	2,682,555	—	(6,034)
Swedish Krona,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	SEK	2,690	288,667	289,416	—	(749)
Expiring 04/02/19	Standard Chartered Bank	SEK	107,675	11,586,541	11,584,766	1,775	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	13,199	1,415,981	1,420,188	—	(4,207)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	8,647	936,232	930,401	5,831	—
Expiring 05/03/19	Citibank, N.A.	SEK	107,075	11,609,790	11,547,120	62,670	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	SEK	670	72,472	72,254	218	—
Expiring 06/13/19	UBS AG	SEK	330	35,434	35,656	—	(222)
Expiring 06/19/19	Barclays Bank PLC	SEK	26,531	2,875,631	2,871,473	4,158	—
Expiring 06/19/19	Barclays Bank PLC	SEK	12,358	1,311,708	1,337,517	—	(25,809)
Expiring 06/19/19	Barclays Bank PLC	SEK	6,115	662,989	661,865	1,124	—
Expiring 06/19/19	Barclays Bank PLC	SEK	6,052	664,838	654,960	9,878	—
Expiring 06/19/19	Barclays Bank PLC	SEK	5,963	646,963	645,382	1,581	—
Expiring 06/19/19	Barclays Bank PLC	SEK	3,698	397,667	400,252	—	(2,585)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	806,070	794,945	11,125	—
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	802,341	794,944	7,397	—
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	796,035	794,945	1,090	—
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	795,308	794,944	364	—
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	794,387	794,945	—	(558)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	794,012	794,945	—	(933)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	793,253	794,945	—	(1,692)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	792,627	794,945	—	(2,318)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	791,314	794,945	—	(3,631)
Expiring 06/19/19	Citibank, N.A.	SEK	7,345	786,639	794,945	—	(8,306)
Expiring 06/19/19	Citibank, N.A.	SEK	145	15,705	15,694	11	—
Expiring 06/19/19	Citibank, N.A.	SEK	61	6,564	6,602	—	(38)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	306,168	33,072,095	33,136,845	—	(64,750)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	25,008	2,730,021	2,706,632	23,389	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	12,333	1,320,941	1,334,844	—	(13,903)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	5,413	595,531	585,797	9,734	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	2,681	289,897	290,114	—	(217)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	1,357	145,925	146,865	—	(940)
Swiss Franc,
Expiring 04/02/19	Goldman Sachs Bank USA	CHF	1,970	1,977,076	1,979,166	—	(2,090)
Expiring 04/03/19	Goldman Sachs Bank USA	CHF	704	706,146	707,343	—	(1,197)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	CHF	1,433	1,420,177	1,439,806	—	(19,629)
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	CHF	1,970	1,988,640	1,985,092	3,548	—
Expiring 06/13/19	UBS AG	CHF	75	75,186	76,019	—	(833)

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	$1,673,661	$1,670,540	$3,121	$—
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,671,432	1,670,542	890	—
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,669,840	1,670,542	—	(702)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,667,951	1,670,541	—	(2,590)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,667,550	1,670,540	—	(2,990)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,666,175	1,670,541	—	(4,366)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,666,168	1,670,541	—	(4,373)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,666,091	1,670,541	—	(4,450)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,665,190	1,670,540	—	(5,350)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,664,994	1,670,541	—	(5,547)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,661,111	1,670,542	—	(9,431)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,658,629	1,670,540	—	(11,911)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,658,155	1,670,542	—	(12,387)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,651,821	1,670,542	—	(18,721)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,651,325	1,670,540	—	(19,215)
Expiring 06/19/19	Citibank, N.A.	CHF	1,650	1,649,381	1,670,540	—	(21,159)
Expiring 06/19/19	Citibank, N.A.	CHF	270	269,766	273,299	—	(3,533)
Expiring 06/19/19	Citibank, N.A.	CHF	214	216,044	216,615	—	(571)
Expiring 06/19/19	Citibank, N.A.	CHF	53	53,528	53,648	—	(120)
Expiring 06/19/19	Citibank, N.A.	CHF	2	2,020	2,024	—	(4)
Turkish Lira,
Expiring 04/15/19	BNP Paribas S.A.	TRY	849	148,500	149,212	—	(712)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	TRY	1,351	234,119	237,552	—	(3,433)
Expiring 04/17/19	Charles Schwab	TRY	2,210	406,199	387,716	18,483	—
Expiring 04/17/19	Goldman Sachs Bank USA	TRY	2,100	384,484	368,418	16,066	—
Expiring 05/15/19	BNP Paribas S.A.	TRY	372	63,262	63,496	—	(234)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	TRY	867	148,500	148,086	414	—
Expiring 06/07/19	BNP Paribas S.A.	TRY	621	107,004	104,274	2,730	—
Expiring 06/13/19	UBS AG	TRY	8,148	1,417,432	1,362,674	54,758	—

				$927,921,552	$924,852,267	6,263,934	(3,194,649)

						$8,522,759	$(8,869,440)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
04/23/19	Buy	EUR	111	SEK	1,143	$1,591	$—	Deutsche Bank AG
04/23/19	Buy	EUR	155	SEK	1,611	691	—	NatWest Markets Plc
06/07/19	Buy	EUR	107	TRY	693	4,372	—	Citibank, N.A.
06/07/19	Buy	EUR	15	TRY	101	442	—	JPMorgan Chase Bank, N.A.
07/26/19	Buy	EUR	1,165	RON	5,632	1,884	—	Morgan Stanley & Co. International PLC
09/05/19	Buy	EUR	101	TRY	687	6,080	—	Goldman Sachs Bank USA
03/16/20	Buy	EUR	152	RON	755	135	—	BNP Paribas S.A.
03/16/20	Buy	EUR	153	RON	760	163	—	Citibank, N.A.
03/16/20	Buy	EUR	153	RON	762	42	—	Morgan Stanley & Co. International PLC
03/16/20	Buy	EUR	175	RON	866	328	—	NatWest Markets PLC
04/23/19	Buy	SEK	2,257	EUR	220	—	(4,147)	Credit Suisse International
06/07/19	Buy	TRY	368	EUR	57	—	(2,453)	Citibank, N.A.

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts (cont’d.):
06/07/19	Buy	TRY	324	EUR	50	$ —	$ (2,083)	Morgan Stanley & Co. International PLC
09/05/19	Buy	TRY	176	EUR	26	—	(1,639)	BNP Paribas S.A.
09/05/19	Buy	TRY	509	EUR	75	—	(4,627)	Citibank, N.A.

						$15,728	$(14,949)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR 150	0.274%	$2,469	$2,225	$(244)
Daimler AG	12/20/20	1.000%(Q)	EUR 100	0.274%	1,646	1,483	(163)
Deutsche Bank AG	12/20/19	1.000%(Q)	EUR 100	0.574%	(771)	593	1,364
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)	400	1.631%	69,247	41,855	(27,392)
General Electric Co.	12/20/20	1.000%(Q)	100	0.274%	(2,899)	1,613	4,512
General Electric Co.	12/20/23	1.000%(Q)	100	0.920%	(6,657)	691	7,348
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR 300	1.581%	(8,988)	(8,125)	863

					$54,047	$40,335	$(13,712)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(33,931)	$(43,077)	$9,146	BNP Paribas S.A.

Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(28,276)	(35,067)	6,791	Goldman Sachs International

Japan Govt.	06/20/22	(1.000)%(Q)	800	(22,621)	(27,863)	5,242	Barclays Bank PLC

Japan Govt.	06/20/22	(1.000)%(Q)	500	(14,138)	(17,295)	3,157	Citibank, N.A.

Japan Govt.	06/20/22	(1.000)%(Q)	100	(2,827)	(3,457)	630	Bank of America, N.A.

People’s Republic of China	06/20/23	(1.000)%(Q)	900	(24,077)	(17,376)	(6,701)	Goldman Sachs International

People’s Republic of China	06/20/23	(1.000)%(Q)	400	(10,701)	(7,629)	(3,072)	Barclays Bank PLC

Republic of Korea	12/20/22	1.000%(Q)	4,100	(113,977)	(58,295)	(55,682)	Barclays Bank PLC

Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(51,227)	(41,217)	(10,010)	BNP Paribas S.A.

Republic of Korea	06/20/23	(1.000)%(Q)	800	(24,107)	(20,477)	(3,630)	Barclays Bank PLC

Republic of Korea	06/20/23	(1.000)%(Q)	400	(12,053)	(9,978)	(2,075)	HSBC Bank USA, N.A.

Saudi International Bond	12/20/22	1.000%(Q)	3,500	(46,614)	5,381	(51,995)	Barclays Bank PLC

Unted Mexican States	12/20/23	1.000%(Q)	2,400	9,814	22,269	(12,455)	Barclays Bank PLC

Unted Mexican States	12/20/23	1.000%(Q)	300	1,442	2,668	(1,226)	Goldman Sachs International

Unted Mexican States	12/20/23	1.000%(Q)	300	1,457	2,555	(1,098)	HSBC Bank USA, N.A.

Unted Mexican States	12/20/23	1.000%(Q)	100	486	841	(355)	Bank of America, N.A.

Unted Mexican States	12/20/23	1.000%(Q)	100	481	994	(513)	BNP Paribas S.A.

				$(370,869)	$(247,023)	$(123,846)

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

Republic of South Africa	06/20/23	1.000%(Q)	200	1.710%	$(5,502)	$(10,045)	$4,543	JP Morgan Chase Bank, N.A.

Republic of South Africa	06/20/24	1.000%(Q)	400	1.984%	(18,524)	(17,703)	(821)	Goldman Sachs International

					$(24,026)	$(27,748)	$3,722

			Notional			Value at	Unrealized
	Termination	Fixed	Amount		Value at	March 31,	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)		Trade Date	2019	(Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

CDX.NA.HY.31	12/20/23	5.000%(Q)		4,410	$(245,902)	$(302,705)	$(56,803)

CDX.NA.HY.31	12/20/23	5.000%(Q)		3,430	(252,260)	(235,438)	16,822

CDX.NA.HY.32	06/20/24	5.000%(Q)		4,325	(262,774)	(294,669)	(31,895)

CDX.NA.IG.28	06/20/22	1.000%(Q)		23,600	(491,093)	(453,081)	38,012

CDX.NA.IG.31	12/20/23	1.000%(Q)		11,000	(175,024)	(218,266)	(43,242)

iTraxx Europe Senior Financials Series 28.V1	12/20/22	1.000%(Q)	EUR	11,900	(329,900)	(260,105)	69,795

iTraxx Europe Senior Financials Series 30.V1	12/20/23	1.000%(Q)	EUR	3,000	(5,094)	(44,030)	(38,936)

iTraxx Europe Series 26.V1	12/20/21	1.000%(Q)	EUR	1,700	(27,429)	(39,688)	(12,259)

iTraxx Europe Series 28.V1	12/20/22	1.000%(Q)	EUR	4,900	(136,965)	(123,691)	13,274

iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR	23,900	(667,430)	(603,301)	64,129

					$(2,593,871)	$(2,574,974)	$18,897

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.EM.31	06/20/24	1.000%(Q)		300	1.803%	$(9,900)	$(10,967)	$(1,067)

CDX.NA.IG.32	06/20/24	1.000%(Q)		7,875	0.630%	127,430	142,461	15,031

CDX.NA.IG.32	06/20/29	1.000%(Q)		8,020	1.091%	(92,488)	(55,183)	37,305

iTraxx Europe Crossover Index	12/20/20	5.000%(Q)	EUR	125	2.179%	9,375	6,958	(2,417)

iTraxx Europe Crossover Index	06/20/21	5.000%(Q)	EUR	30	2.041%	2,777	2,201	(576)

iTraxx Europe S31.V1	06/20/24	1.000%(Q)	EUR	4,600	0.650%	94,061	94,336	275

						$131,255	$179,806	$48,551

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$12,033	$(63,017)	$75,050	Goldman Sachs International

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:

EUR	14,400	3 Month EURIBOR minus 27bps(Q)	16,298	3 Month LIBOR(Q)	Citibank, N.A.	06/19/19	$77,676	$308,970	$(231,294)

EUR	9,600	3 Month EURIBOR minus 28.3bps(Q)	10,865	3 Month LIBOR(Q)	Goldman Sachs Bank USA	06/19/19	51,426	203,044	(151,618)

EUR	8,300	3 Month EURIBOR minus 21.50bps(Q)	9,394	3 Month LIBOR(Q)	Goldman Sachs Bank USA	06/19/19	46,082	202,101	(156,019)

EUR	12,400	3 Month EURIBOR minus 27bps(Q)	14,034	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	06/19/19	66,887	247,742	(180,855)

							$242,071	$961,857	$(719,786)

Inflation swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$1,854	$(23,526)	$(25,380)

EUR	2,900	02/15/24	1.066%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	21,591	21,591

EUR	2,000	03/15/24	1.168%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	4,884	20,079	15,195

EUR	2,000	03/15/24	1.030%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(796)	(10,065)	(9,269)

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	750	11/15/27	1.520%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(2,962)	$30,416	$33,378

EUR	1,000	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	130	45,210	45,080

EUR	760	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	48	41,154	41,106

EUR	60	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	486	7,155	6,669

EUR	600	11/15/38	1.808%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	58,020	58,020

EUR	520	11/15/38	1.796%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	40	48,727	48,687

EUR	400	03/15/39	1.570%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	12,102	12,102

EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,008	45,637	44,629

EUR	240	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	36,003	36,003

GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	5,942	5,942

GBP	100	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	3,128	3,128

GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	17,673	10,551	(7,122)

GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(8,478)	(6,623)	1,855

GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(488,894)	(415,499)	73,395

GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,911	954	(957)

GBP	2,460	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(909)	(2,119)	(1,210)

GBP	310	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	242	119	(123)

GBP	500	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	14,140	14,140

GBP	300	04/15/35	3.358%(T)	U.K. Retail Price Index(2)(T)	(9,594)	(1,791)	7,803

	8,980	07/15/20	1.721%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,791)	(7,791)

	1,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(8,956)	(8,956)

	800	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,800)	(1,800)

	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(1,478)	(1,478)

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

300	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(248)	$(248)

9,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(11,205)	(11,205)

600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	20,308	12,978	(7,330)

460	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	13,855	8,038	(5,817)

600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,506)	(3,506)

3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(53,108)	(53,108)

2,530	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(49,642)	(49,642)

1,200	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(198)	(26,613)	(26,415)

500	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,828)	(10,828)

760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(17,110)	(17,110)

600	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(32,162)	(17,474)	14,688

1,900	08/30/26	1.762%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(93,215)	(45,608)	47,607

460	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(21,247)	(9,638)	11,609

1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,667	3,667

570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	6,246	6,246

600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	4,539	4,539

1,300	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	11,074	11,074

1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,645	52,500	48,855

750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	26,762	26,762

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

500	05/09/28	2.352%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$17,460	$17,460

760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	27,364	27,364

200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(38)	6,982	7,020

				$(592,409)	$(146,090)	$446,319

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:

3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$43,781	$—	$43,781	Bank of America, N.A.

800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(83,490)	—	(83,490)	Deutsche Bank AG

				$(39,709)	$—	$(39,709)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

BRL	74,800	01/02/20	6.450%(T)	1 Day BROIS(1)(T)	$(996)	$7,163	$8,159

BRL	47,900	01/02/20	6.370%(T)	1 Day BROIS(1)(T)	(30)	12,825	12,855

BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	394	4,403	4,009

CAD	6,000	06/19/29	2.500%(S)	3 Month CDOR(2)(Q)	92,526	159,867	67,341

CAD	2,400	12/18/48	2.750%(S)	3 Month CDOR(2)(Q)	(39,032)	167,884	206,916

CAD	2,400	03/07/49	2.565%(S)	3 Month CDOR(2)(Q)	(25)	92,483	92,508

CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	3,346	3,346

EUR	26,400	09/18/21	—(A)	6 Month EURIBOR(2)(S)	67,703	97,988	30,285

EUR	12,200	06/19/24	0.500%(A)	6 Month EURIBOR(2)(S)	64,450	315,403	250,953

EUR	16,400	09/18/24	0.250%(A)	6 Month EURIBOR(2)(S)	68,259	157,915	89,656

EUR	9,400	03/08/29	1.000%(A)	6 Month EURIBOR(2)(S)	44,871	37,068	(7,803)

EUR	12,300	06/19/29	1.000%(A)	6 Month EURIBOR(2)(S)	52,929	678,461	625,532

EUR	443	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	(1,393)	(60,837)	(59,444)

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	500	06/19/49	1.500%(A)	6 Month EURIBOR(2)(S)	$7,814	$63,707	$55,893

EUR	1,200	09/18/49	1.250%(A)	6 Month EURIBOR(2)(S)	9,060	58,137	49,077

GBP	20,600	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	58,478	173,187	114,709

GBP	8,800	09/18/21	1.000%(S)	6 Month GBP LIBOR(2)(S)	(31,885)	7,628	39,513

GBP	1,474	10/26/21	1.271%(S)	6 Month GBP LIBOR(1)(S)	717	(11,564)	(12,281)

GBP	6,960	10/30/21	1.385%(A)	3 Month GBP LIBOR(1)(A)	(2,467)	(40,240)	(37,773)

GBP	20,600	12/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(9,015)	(138,875)	(129,860)

GBP	500	09/18/24	1.250%(S)	6 Month GBP LIBOR(2)(S)	48	5,259	5,211

GBP	1,600	09/18/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	(11,311)	(52,356)	(41,045)

GBP	2,400	09/18/49	1.000%(S)	6 Month GBP LIBOR(2)(S)	38,518	98,743	60,225

GBP	2,250	09/18/49	1.500%(S)	6 Month GBP LIBOR(1)(S)	36,254	(92,571)	(128,825)

HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	3,171	4,019	848

JPY	839,000	06/20/24	0.127%(S)	6 Month JPY LIBOR(1)(S)	102	(71,062)	(71,164)

JPY	70,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(2,931)	(13,746)	(10,815)

JPY	1,020,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	16,773	(210,093)	(226,866)

JPY	110,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(6,947)	(22,601)	(15,654)

JPY	97,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(1,757)	(19,978)	(18,221)

JPY	1,310,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	56,397	(268,442)	(324,839)

JPY	145,000	06/18/28	0.380%(S)	6 Month JPY LIBOR(1)(S)	(29,769)	(40,126)	(10,357)

JPY	70,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(67)	(20,710)	(20,643)

JPY	2,005,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(250,767)	(665,720)	(414,953)

JPY	230,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(12,542)	(76,335)	(63,793)

JPY	2,310,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	4,296,181	3,854,727	(441,454)

JPY	620,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	890,313	883,926	(6,387)

JPY	900	12/21/45	1.500%(S)	6 Month JPY LIBOR(1)(S)	(2,167)	(2,143)	24

JPY	229,200	04/19/47	0.785%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	(163,529)	(161,624)

JPY	205,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(2)(S)	234,162	252,412	18,250

JPY	440,000	01/24/49	0.724%(S)	6 Month JPY LIBOR(2)(S)	91,251	238,519	147,268

MXN	31,900	04/13/20	7.190%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(19,404)	(19,404)

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

MXN	144,300	04/14/20	7.108%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(96,099)	$(96,099)

MXN	85,500	04/15/20	7.075%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(57,831)	(57,831)

MXN	58,800	04/15/20	7.085%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(39,452)	(39,452)

MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(54,621)	(54,621)

MXN	55,100	05/29/20	7.400%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(27,848)	(27,848)

MXN	111,800	06/01/20	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(65,984)	(65,984)

MXN	209,350	03/31/22	7.340%(M)	28 Day Mexican Interbank Rate(2)(M)	8,594	(163,524)	(172,118)

MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(147,365)	15,048

NZD	3,880	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	3,567	19,911	16,344

NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	2,137	(45,919)	(48,056)

PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	7,033	7,033

	25,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(144,452)	114,532	258,984

	5,400	03/02/20	—(3)	—(3)	—	406	406

	50,900	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	923,432	268,286	(655,146)

	6,630	01/31/21	2.701%(S)	3 Month LIBOR(2)(Q)	1,929	31,929	30,000

	19,140	06/01/21	1.340%(S)	3 Month LIBOR(2)(Q)	—	(380,301)	(380,301)

	4,700	06/19/21	3.000%(S)	3 Month LIBOR(2)(Q)	37,318	60,131	22,813

	11,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	9,209	195,325	186,116

	5,270	10/17/21	3.117%(S)	3 Month LIBOR(2)(Q)	—	139,594	139,594

	9,570	12/18/21	2.851%(S)	3 Month LIBOR(2)(Q)	31,313	196,263	164,950

	32,600	03/18/22	—(10)	—(10)	592	812	220

	15,500	04/26/22	—(4)	—(4)	—	946	946

	3,400	06/12/22	—(5)	—(5)	—	2,023	2,023

	2,500	06/12/22	—(6)	—(6)	—	2,584	2,584

	24,000	06/17/22	2.500%(S)	3 Month LIBOR(1)(Q)	(1,533,176)	(289,114)	1,244,062

	13,000	06/19/22	—(7)	—(7)	(975)	7,964	8,939

	4,500	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	5,571	16,192	10,621

	9,000	04/27/23	—(8)	—(8)	—	(124)	(124)

	9,900	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(382,463)	(70,427)	312,036

	300	06/20/23	2.000%(S)	3 Month LIBOR(1)(Q)	14,396	2,062	(12,334)

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

1,000	10/25/23	2.678%(S)	3 Month LIBOR(2)(Q)	$—	$23,036	$23,036

1,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	23,156	23,156

1,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	23,830	23,830

2,500	12/19/23	2.750%(S)	3 Month LIBOR(2)(Q)	(16,895)	56,826	73,721

700	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(5,628)	10,662	16,290

6,839	06/19/24	—(9)	—(9)	—	1,587	1,587

3,000	06/19/24	3.000%(S)	3 Month LIBOR(2)(Q)	104,245	102,053	(2,192)

500	06/19/24	3.000%(S)	3 Month LIBOR(2)(Q)	9,224	16,854	7,630

1,900	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	856	(86,627)	(87,483)

1,200	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(19)	(57,069)	(57,050)

600	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(28,428)	(28,428)

600	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(27,873)	(27,873)

600	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	(26,843)	(26,843)

500	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(16)	(18,652)	(18,636)

4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(219,974)	(219,974)

3,500	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(161,358)	(161,358)

9,626	12/31/25	2.250%(A)	1 Day USOIS(1)(A)	(103,818)	(115,999)	(12,181)

38,891	01/31/26	2.500%(S)	3 Month LIBOR(1)(Q)	(452,241)	(428,692)	23,549

300	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	274	274

2,400	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	2,322	2,322

15,120	05/23/26	1.738%(S)	3 Month LIBOR(1)(Q)	—	553,107	553,107

1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	42,129	42,129

3,300	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(94,174)	(143,963)	(49,789)

9,200	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	186,330	141,366	(44,964)

1,050	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	23,231	23,231

1,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	17,003	(1,890)	(18,893)

1,610	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(39,281)	61,901	101,182

900	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(24,846)	(14,323)	10,523

7,460	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(22,376)	(194,691)	(172,315)

5,600	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	348,516	35,370	(313,146)

600	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	42,908	3,701	(39,207)

7,400	09/13/28	3.134%(S)	3 Month LIBOR(1)(Q)	—	(190,502)	(190,502)

4,400	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	67,279	(254,715)	(321,994)

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

	700	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	$(735)	$(41,536)	$(40,801)

	6,100	06/19/29	3.000%(S)	3 Month LIBOR(1)(Q)	(76,855)	(318,376)	(241,521)

	500	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	11,942	25,340	13,398

	4,413	07/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	—	223,014	223,014

	4,847	02/15/36	3.000%(S)	3 Month LIBOR(2)(Q)	2,962	291,095	288,133

	5,395	11/15/43	2.950%(S)	3 Month LIBOR(1)(Q)	(25,666)	(380,043)	(354,377)

	3,720	11/15/43	2.734%(S)	3 Month LIBOR(1)(Q)	—	(107,996)	(107,996)

	3,191	11/15/43	2.630%(S)	3 Month LIBOR(1)(Q)	3,468	(29,438)	(32,906)

	3,243	02/15/44	3.330%(S)	3 Month LIBOR(1)(Q)	(77,468)	(439,483)	(362,015)

	3,552	05/15/44	3.000%(S)	3 Month LIBOR(1)(Q)	3,364	(259,762)	(263,126)

	1,332	05/15/44	2.875%(S)	3 Month LIBOR(1)(Q)	16,397	(65,726)	(82,123)

	1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	74,585	72,375

	8,900	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(287,175)	(302,956)	(15,781)

	1,190	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	56,219	(40,508)	(96,727)

	547	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	2,820	(21,837)	(24,657)

	200	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	—	(8,899)	(8,899)

	200	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	—	(5,702)	(5,702)

	2,000	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	222,332	38,553	(183,779)

	1,810	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	216,893	34,750	(182,143)

	100	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	(6,658)	(6,658)

	1,600	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	95,543	(142,371)	(237,914)

	1,300	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	36,823	(115,660)	(152,483)

	1,840	07/19/49	3.000%(S)	3 Month LIBOR(1)(Q)	(7,439)	(150,290)	(142,851)

ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	2,002	(1,727)	(3,729)

					$4,754,648	$2,410,297	$(2,344,351)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:

BRL	55,900	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	$639,589	$—	$639,589	Bank of America, N.A.

BRL	21,060	01/04/21	9.230%(T)	1 Day BROIS(2)(T)	240,962	78	240,884	Bank of America, N.A.

CNH	5,800	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(405)	—	(405)	Citibank, N.A.

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):

CNH	5,200	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(543)	$—	$(543)	Goldman Sachs Bank USA

ILS	4,050	02/16/20	0.290%(A)	3 Month TELBOR(1)(Q)	(47)	30	(77)	Goldman Sachs Bank USA

ILS	2,480	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	347	—	347	Goldman Sachs Bank USA

ILS	2,130	06/20/20	0.374%(A)	3 Month TELBOR(1)(Q)	(1,799)	—	(1,799)	Barclays Bank PLC

ILS	2,050	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	(2,252)	—	(2,252)	JP Morgan Chase Bank, N.A.

ILS	1,660	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(1,365)	126	(1,491)	Goldman Sachs Bank USA

ILS	1,320	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(1,085)	—	(1,085)	HSBC Bank USA, N.A.

ILS	2,400	01/30/24	1.180%(A)	3 Month TELBOR(2)(Q)	10,595	(83)	10,678	BNP Paribas S.A.

ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	8,918	(62)	8,980	Goldman Sachs Bank USA

ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	4,031	—	4,031	Goldman Sachs Bank USA

ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	5,855	—	5,855	Barclays Bank PLC

ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	7,069	—	7,069	JP Morgan Chase Bank, N.A.

ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	5,027	—	5,027	Goldman Sachs Bank USA

ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	3,910	18	3,892	HSBC Bank USA, N.A.

KRW	2,558,000	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	11,076	—	11,076	Bank of America, N.A.

KRW	2,846,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	37,933	—	37,933	BNP Paribas S.A.

KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	5,895	—	5,895	Standard Chartered Bank

					$973,711	$107	$973,604

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7) The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8) The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9) The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 25.40bps quarterly.

(10) The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125bps quarterly and receives the floating rate of 3 Month LIBOR.

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019:

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

10 Year Euro-Bund Futures(M)	—	Bank of America, N.A.	06/29/19	EUR	13,437	227,076	$—	227,076
10 Year Gilt Futures(M)	—	Bank of America, N.A.	06/30/19	GBP	(21,465)	(518,632)	—	(518,632)
10 Year Japan Bond Futures(M)	—	Bank of America, N.A.	06/30/19	JPY	3,055,365	92,358	—	92,358
10 Year U.S. Treasury Notes Futures(M)	—	Bank of America, N.A.	04/22/19		(34,254)	(527,279)	—	(527,279)
2U, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(72)	(1,300)	—	(1,300)
AA PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(9)	147	—	147
Abbott Laboratories(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		268	7,346	—	7,346
AbbVie, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		559	17,974	—	17,974
ABIOMED, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		95	(10,016)	—	(10,016)
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(136)	1,694	—	1,694
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(426)	(4,277)	—	(4,277)
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(209)	30,005	—	30,005
Adobe Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		531	11,254	—	11,254
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(225)	(12,417)	—	(12,417)
AES Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		377	2,282	—	2,282
Aflac, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		804	15,232	—	15,232
Agios Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(508)	(24,377)	—	(24,377)
AGL Energy Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	205	(314)	—	(314)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(4,550)	(9,687)	—	(9,687)
Air France-KLM(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	64	(1,435)	—	(1,435)

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Air Lease Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		105	(1,322)	$—	(1,322)
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(772)	(37,887)	—	(37,887)
Akamai Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		472	(1,510)	—	(1,510)
Akorn, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(23)	1,159	—	1,159
Alaska Air Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(352)	(6,338)	—	(6,338)
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(474)	19,570	—	19,570
Alcatel-Lucent(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		436	10,375	—	10,375
Alerian MLP Total Return Index(Q)	3 Month LIBOR +48bps(Q)	JPMorgan Chase Bank, N.A.	05/25/19		679	6,304	—	6,304
Alerian MLP Total Return Index(Q)	3 Month LIBOR +40bps(Q)	BNP Paribas S.A.	05/25/19		364	3,378	—	3,378
Alerian MLP Total Return Index(Q)	3 Month LIBOR +47bps(Q)	BNP Paribas S.A.	05/25/19		330	3,122	—	3,122
Alerian MLP Total Return Index(Q)	3 Month LIBOR +40bps(Q)	BNP Paribas S.A.	05/25/19		151	1,352	—	1,352
Align Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		85	14,299	—	14,299
Alkermes PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(199)	(19,950)	—	(19,950)
Allegheny Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(425)	1,657	—	1,657
Allison Transmission Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		14	(524)	—	(524)
Allscripts Healthcare Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(157)	11,566	—	11,566
Allstate Corp. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		271	202	—	202
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(623)	(40,689)	—	(40,689)

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Alphabet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		342	(687)	$—	(687)
Altran Technologies SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(49)	907	—	907
Altria Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(363)	(9,341)	—	(9,341)
Alumina Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	15	(573)	—	(573)
AMC Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		201	(11,045)	—	(11,045)
Amdocs Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		278	(4,155)	—	(4,155)
AMERCO(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		234	(2,878)	—	(2,878)
Ameren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		10	141	—	141
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(471)	(6,215)	—	(6,215)
American Eagle Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		159	8,357	—	8,357
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(714)	(4,004)	—	(4,004)
American Water Works(M)	— (M)	Goldman Sachs International	04/09/19		120	265	—	265
Ameriprise Financial, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		291	8,767	—	8,767
AmerisourceBergen Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(36)	(735)	—	(735)
Amgen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,005	31,701	—	31,701
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(191)	12,238	—	12,238
Anadarko Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(233)	(10,379)	—	(10,379)
Anglo American PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	20	655	—	655
ANSYS, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		11	243	—	243

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Anthem, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,147	(34,845)	$—	(34,845)
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(92)	(3,328)	—	(3,328)
AON(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(67)	(2,420)	—	(2,420)
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(5)	(4,227)	—	(4,227)
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(431)	(20,682)	—	(20,682)
Apple, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		350	21,614	—	21,614
Arconic Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(32)	(513)	—	(513)
Arrow Electronics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		727	(9,317)	—	(9,317)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(87)	964	—	964
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(74)	3,451	—	3,451
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(570)	(228)	—	(228)
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(654)	(382)	—	(382)
Assured Guaranty Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		603	1,088	—	1,088
AT&T, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		163	6,145	—	6,145
Athene Holding Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		326	(7,804)	—	(7,804)
Atlassian Corp. PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(43)	(1,123)	—	(1,123)
Autoliv, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(26)	657	—	657
Aviva PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(29)	846	—	846
Avnet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		223	2,967	—	2,967

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

AXA Equitable Holdings, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		16	44	$—	44
AXA SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	290	3,792	—	3,792
Axalta Coating Systems Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(630)	28,177	—	28,177
Axis Capital Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	175	—	175
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(34)	(1,038)	—	(1,038)
Baker Hughes, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(426)	(19,633)	—	(19,633)
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(379)	(15,395)	—	(15,395)
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(17)	651	—	651
Bankia SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(120)	6,215	—	6,215
Barclay Elevators Index(Q)	3 Month LIBOR -20bps(Q)	Barclays Bank PLC	03/04/20		(877)	34,641	—	34,641
Barclays PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(34)	1,720	—	1,720
Barratt Developments PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	272	(1,296)	—	(1,296)
Baxter International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		325	26,796	—	26,796
BBA Aviation PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	14	1,081	—	1,081
Bed Bath & Beyond, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		192	22,185	—	22,185
Bellway PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	227	5,147	—	5,147
Berkeley Group Holdings PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	342	(19,058)	—	(19,058)
Best Buy Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		147	4,989	—	4,989
BGC Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(39)	2,874	—	2,874

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Biogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,869	(345,025)	$—	(345,025)
BioMarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(178)	4,756	—	4,756
BioMerieux(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	12	200	—	200
Bio-Techne Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		139	4,764	—	4,764
Bluebird Bio, Inc.(M)	1 Day USOIS -40 bps(M)	Goldman Sachs International	04/09/19		(335)	(21,739)	—	(21,739)
BlueScope Steel Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	146	2,830	—	2,830
BNP Paribas SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	116	(2,162)	—	(2,162)
Boeing Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		382	(10,677)	—	(10,677)
Bollore SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	79	(4,323)	—	(4,323)
Bollore SA(M)	1 Day EONIA -140 bps(M)	Goldman Sachs International	04/09/19	EUR	—(r )	(15)	—	(15)
BorgWarner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(187)	1,067	—	1,067
Boston Beer Co., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		294	(22,460)	—	(22,460)
Brighthouse Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(41)	1,577	—	1,577
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(89)	(36)	—	(36)
Brinker International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		43	1,428	—	1,428
Bristol-Myers Squibb Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		72	(4,523)	—	(4,523)
British American Tobacco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(80)	(4,462)	—	(4,462)
Brookdale Senior Living, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(95)	3,873	—	3,873

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Brown-Forman Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(66)	(3,283)	$—	(3,283)
BT Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	154	6,976	—	6,976
BTG PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	14	66	—	66
Bunge Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(138)	(3,258)	—	(3,258)
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(9)	(418)	—	(418)
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(19)	706	—	706
Burlington Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		11	905	—	905
BWX Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(67)	(768)	—	(768)
Cabot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(37)	2,693	—	2,693
Cabot Oil & Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(380)	(18,334)	—	(18,334)
CACI International, Inc. (Class A)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	37	—	37
Cadence Design Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		357	20,890	—	20,890
Caesars Entertainment Corp.(M)	1 Day USOIS -83.5 bps(M)	Goldman Sachs International	04/09/19		(82)	(189)	—	(189)
CaixaBank SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	27	(1,552)	—	(1,552)
Callon Petroleum Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		11	869	—	869
Campbell Soup Co.(M)	1 Day USOIS -49.3 bps(M)	Goldman Sachs International	04/09/19		(315)	(20,069)	—	(20,069)
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(134)	(8,904)	—	(8,904)
Capital One Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	(266)	—	(266)

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Cardinal Health, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		66	(943)	$—	(943)
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(230)	(39,545)	—	(39,545)
Carpenter Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(125)	218	—	218
Casino Guichard Perrachon SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	30	(4,635)	—	(4,635)
Cboe Global Markets, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(197)	(1,847)	—	(1,847)
CDK Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		173	502	—	502
CDW Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		51	895	—	895
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(546)	(48,227)	—	(48,227)
Centene Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		87	(6,653)	—	(6,653)
Centrica PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	58	(4,563)	—	(4,563)
CenturyLink, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		109	(3,080)	—	(3,080)
Cerner Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		68	1,155	—	1,155
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(134)	(3,130)	—	(3,130)
Charles River Laboratories International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		879	30,689	—	30,689
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(147)	3,459	—	3,459
Charter Communications, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(611)	(10,447)	—	(10,447)
Cheesecake Factory, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		50	2,677	—	2,677
Chemours Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(17)	533	—	533

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,167)	(6,375)	$—	(6,375)
Cia de Distribucion Integral Logista Holdings SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	1	(7)	—	(7)
Ciena Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		273	(19,242)	—	(19,242)
Cigna Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		323	(5,544)	—	(5,544)
Cinemark Holdings, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		14	224	—	224
Cirrus Logic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		466	6,398	—	6,398
Cisco Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		503	19,749	—	19,749
CIT Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(63)	1,964	—	1,964
CK Hutchison Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	718	3,095	—	3,095
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(127)	(5,587)	—	(5,587)
Close Brothers Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	20	(272)	—	(272)
CLP Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	2,336	(1,949)	—	(1,949)
CNO Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(87)	1,303	—	1,303
CNP Assurances(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	109	755	—	755
Cobham PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(111)	7,902	—	7,902
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(124)	3,910	—	3,910
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(12)	(331)	—	(331)
Colfax Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(30)	(2,361)	—	(2,361)
Commerce Bancshares, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		260	(11,871)	—	(11,871)

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Commercial Metals Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(24)	(1,859)	$—	(1,859)
CommVault Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(39)	417	—	417
Computer Sciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		319	(5,501)	—	(5,501)
Conagra Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(582)	(123,264)	—	(123,264)
Conduent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(141)	3,912	—	3,912
ConocoPhillips(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		256	3,612	—	3,612
Consol Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		135	4,144	—	4,144
Consolidated Edison, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		962	6,161	—	6,161
ConvaTec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(33)	(2,205)	—	(2,205)
Cooper Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		192	4,902	—	4,902
Copa Holdings SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(411)	13,986	—	13,986
CoStar Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(27)	(54)	—	(54)
Costco Wholesale Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		250	13,570	—	13,570
Coty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(26)	(1,362)	—	(1,362)
Credit Agricole SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	13	(153)	—	(153)
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(497)	(32,503)	—	(32,503)
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(747)	2,455	—	2,455
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(42)	1,929	—	1,929

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Curtiss-Wright Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		96	(795)	$—	(795)
CVS Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(10)	(19)	—	(19)
CYBG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(21)	(194)	—	(194)
Cypress Semiconductor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(77)	1,066	—	1,066
Daily Mail & General Trust PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	34	(2,108)	—	(2,108)
Danaher Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		237	10,674	—	10,674
Dassault Systemes SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(33)	(930)	—	(930)
Deckers Outdoor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		374	11,305	—	11,305
Delphi Automotive PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(729)	25,761	—	25,761
Deluxe Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		154	4,097	—	4,097
DENTSPLY SIRONA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(31)	(68)	—	(68)
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(323)	(43,646)	—	(43,646)
DeVry Education Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		269	(10,504)	—	(10,504)
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		30	(5,165)	—	(5,165)
Diamond Offshore Drilling, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		(61)	(2,356)	—	(2,356)
Dick’s Sporting Goods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		129	(6,895)	—	(6,895)
Dillard’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		219	(61)	—	(61)
Discovery, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		89	(4,397)	—	(4,397)

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

DISH Network Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(161)	2,744	$—	2,744
Distribuidora Internacional de Alimentacion SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	(64)	3,681	—	3,681
Dixons Carphone PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	14	2,610	—	2,610
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(488)	(6,551)	—	(6,551)
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -75 bps(M)	Goldman Sachs International	04/09/19	AUD	(16)	(491)	—	(491)
DowDuPont, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(49)	1,982	—	1,982
Drax Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	36	(122)	—	(122)
Dril-Quip, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(88)	(12,378)	—	(12,378)
DTE Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		35	294	—	294
East West Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	904	—	904
Eaton Corp. PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		192	598	—	598
eBay, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		71	1,472	—	1,472
Edenred(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(656)	(24,933)	—	(24,933)
Edgewell Personal Care Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(38)	(392)	—	(392)
Edwards Lifesciences Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		202	20,678	—	20,678
Eldorado Resorts(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		176	(3,462)	—	(3,462)
Electricite de France SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	281	(5,857)	—	(5,857)
Electronic Arts, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		185	4,828	—	4,828

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Eli Lilly & Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		348	(4,195)	$—	(4,195)
Elior Group(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	11	(429)	—	(429)
EMCOR Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		159	2,614	—	2,614
Endesa SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	558	6,395	—	6,395
Engie SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	422	(141)	—	(141)
Ensco PLC(M)	1 Day USOIS -40 bps(M)	Goldman Sachs International	04/09/19		(173)	8,120	—	8,120
EQT Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(486)	(51,197)	—	(51,197)
Equitrans Midstream Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(179)	(23,215)	—	(23,215)
Estee Lauder Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		584	29,804	—	29,804
Eutelsat Communication SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	22	(2,009)	—	(2,009)
Everest Re Group Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		543	(4,909)	—	(4,909)
Evraz PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	57	3,051	—	3,051
Exelixis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		695	7,491	—	7,491
Exelon Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		976	20,881	—	20,881
Experian PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(22)	(930)	—	(930)
Extraction Oil & Gas, Inc.(M)	1 Day USOIS -45 bps(M)	Goldman Sachs International	04/09/19		(35)	(4,358)	—	(4,358)
F5 Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		347	(11,032)	—	(11,032)
Facebook, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		677	(19,955)	—	(19,955)

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Fair Isaac Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		53	3,944	$—	3,944
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(317)	(13,315)	—	(13,315)
Faurecia(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(34)	2,923	—	2,923
Federated Investors, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		210	(3,724)	—	(3,724)
FedEx Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		(160)	(4,413)	—	(4,413)
Ferrovial SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(196)	(2,121)	—	(2,121)
FireEye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(512)	5,371	—	5,371
First American Financial Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		164	3,243	—	3,243
First Data Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,273)	(35,357)	—	(35,357)
First Hawaiian(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(30)	11	—	11
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(53)	3,082	—	3,082
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(259)	5,504	—	5,504
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,181)	(7,138)	—	(7,138)
Five Below(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(20)	(1,224)	—	(1,224)
FLIR Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		107	(6,308)	—	(6,308)
Floor Decor Holdings(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(221)	(6,614)	—	(6,614)
Flowserve Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(170)	(4,334)	—	(4,334)
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(94)	1,934	—	1,934

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

FNB Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(39)	3,714	$—	3,714
FNF Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(43)	2,710	—	2,710
Foot Locker, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		422	5,639	—	5,639
Fortescue Metals Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	62	4,137	—	4,137
Fortinet, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		227	3,993	—	3,993
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(18)	(549)	—	(549)
Fulton Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(21)	1,234	—	1,234
Gap, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		32	(148)	—	(148)
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(352)	(18,341)	—	(18,341)
Gas Natural SDG SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	22	570	—	570
GATX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		145	708	—	708
GCI Liberty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(212)	(5,217)	—	(5,217)
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(609)	(5,535)	—	(5,535)
General Mills, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(30)	(3,122)	—	(3,122)
Genesee & Wyoming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(141)	630	—	630
Gentex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	(5)	—	(5)
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(71)	(3,799)	—	(3,799)
Getlink(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(11)	(175)	—	(175)

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Gilead Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		893	9,302	$—	9,302
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(217)	(14,789)	—	(14,789)
Globus Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		273	16,794	—	16,794
GrafTech International Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		44	(930)	—	(930)
Graham Holdings Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		260	(1,137)	—	(1,137)
Grand Canyon Education, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(19)	179	—	179
Granite Construction, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(102)	9,232	—	9,232
Graphic Packaging Holding Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(272)	(5,042)	—	(5,042)
Greene King PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	106	4,346	—	4,346
Grifols SA(M)	— (M)	Goldman Sachs International	04/09/19	EUR	(20)	(1,182)	—	(1,182)
GrubHub, Inc.(M)	1 Month LIBOR + 25 bps(M)	Bank of America, N.A.	04/09/19		121	(10,939)	—	(10,939)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(281)	(22,486)	—	(22,486)
Haemonetics(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		30	63	—	63
Hain Celestial Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(192)	(10,801)	—	(10,801)
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(135)	(5,424)	—	(5,424)
Hancock Holding Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(34)	1,403	—	1,403
Hanesbrands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(191)	107	—	107
Hanover Insurance Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		27	(552)	—	(552)
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(54)	(5,434)	—	(5,434)

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(274)	10,707	$—	10,707
Harvey Norman Holdings Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	32	1,329	—	1,329
Hawaiian Electric Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		63	1,272	—	1,272
Hays PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	11	(241)	—	(241)
HCA Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,006	34,564	—	34,564
Healthcare Services Group, Inc.(M)	1 Day USOIS -50 bps(M)	Goldman Sachs International	04/09/19		(152)	(1,826)	—	(1,826)
HealthEquity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(81)	3,526	—	3,526
HealthSouth Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		16	(265)	—	(265)
Helmerich & Payne, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		151	3,594	—	3,594
Henderson Land Development Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	671	10,483	—	10,483
Herman Miller, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		21	(662)	—	(662)
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(846)	(65,033)	—	(65,033)
Hewlett Packard Enterprise Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		56	(1,617)	—	(1,617)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(13)	281	—	281
HollyFrontier Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		978	(16,800)	—	(16,800)
Hong Kong & China Gas Co. Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	1,034	4,679	—	4,679
Howard Hughes Corp.(M)	1 Day USOIS -25.2 bps(M)	Goldman Sachs International	04/09/19		(28)	(945)	—	(945)
Howden Joinery Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	78	188	—	188

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

HP, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		227	4,659	$—	4,659
Humana, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		483	(12,560)	—	(12,560)
Huntington Ingalls Industries, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		923	30,741	—	30,741
IAC/InterActiveCorp(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		287	2,983	—	2,983
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	06/20/19		(600)	(14,998)	—	(14,998)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	09/25/19		(800)	(14,642)	—	(14,642)
ICU Medical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		106	1,460	—	1,460
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(265)	(7,568)	—	(7,568)
Imerys SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	13	(1,359)	—	(1,359)
IMI PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(37)	1,847	—	1,847
INC Research Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(61)	(13,262)	—	(13,262)
Inchcape PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	8	105	—	105
Incyte Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(78)	(1,696)	—	(1,696)
Indivior PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	32	(5,566)	—	(5,566)
Industria de Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(469)	3,206	—	3,206
Ingenico Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(305)	(16,709)	—	(16,709)
Ingredion, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		96	2,556	—	2,556
Inogen, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		81	(511)	—	(511)

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Insperity, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	23	$—	23
Insulet(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(163)	(1,948)	—	(1,948)
Intel Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		294	1,931	—	1,931
International Business Machines Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		483	11,895	—	11,895
International Flavors & Fragrances(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(138)	(2,772)	—	(2,772)
International Game Technology PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(288)	15,379	—	15,379
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(52)	(1,310)	—	(1,310)
Intuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		24	1,044	—	1,044
Intuitive Surgical, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		31	1,603	—	1,603
Investec PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	47	(2,351)	—	(2,351)
ITT, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		12	36	—	36
IWG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(11)	650	—	650
j2 Global, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		300	8,005	—	8,005
Jabil Circuit, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		358	(13,360)	—	(13,360)
Jacobs Engineering Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		17	501	—	501
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(259)	1,039	—	1,039
Jazz Pharmaceuticals PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		36	2,707	—	2,707
JCDecaux SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(78)	(3,138)	—	(3,138)

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

JD Sports Fashion PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	69	5,848	$—	5,848
JetBlue Airways Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		46	(415)	—	(415)
John Wiley & Sons, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		119	134	—	134
John Wood Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(8)	869	—	869
JP Morgan Canadian Banks Index(Q)††	3 Month CDOR -5bps(Q)	JPMorgan Chase Bank, N.A.	03/26/20	CAD	(1,150)	10,276	—	10,276
Juniper Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		306	3,512	—	3,512
Just Eat PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(90)	1,411	—	1,411
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	12	—	12
Kerry Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	192	2,293	—	2,293
Kohl’s Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,016	(11,019)	—	(11,019)
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(334)	(7,120)	—	(7,120)
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,056)	(15,390)	—	(15,390)
Kroger Co. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		418	(1,056)	—	(1,056)
L Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(281)	(14,425)	—	(14,425)
Laboratory Corp. of America Holdings(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		675	17,371	—	17,371
Lam Research Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		368	14,966	—	14,966
Lear Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		123	(9,571)	—	(9,571)
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(61)	2,516	—	2,516

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

	Financing		Termination	Long (Short) Notional Amount		Fair	Upfront Premiums Paid	Unrealized Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Lendlease Corporation Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(40)	(66)	$—	(66)
Leucadia National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(68)	1,355	—	1,355
Li & Fung Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	139	927	—	927
Liberty Broadband Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(243)	(5,793)	—	(5,793)
Liberty Interactive Corp. QVC Group(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		375	(30,313)	—	(30,313)
Lifestyle International Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	116	(87)	—	(87)
Lions Gate Entertainment Corp.(M)	1 Day USOIS -197 bps(M)	Goldman Sachs International	04/09/19		(49)	392	—	392
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(38)	(797)	—	(797)
LKQ Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(457)	(17,747)	—	(17,747)
LogMeIn, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		106	(1,510)	—	(1,510)
Lululemon Athletica, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		269	34,431	—	34,431
Lumentum Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		167	23,571	—	23,571
LyondellBasell Industries NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		217	(11,314)	—	(11,314)
Macquarie Infrastructure Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(336)	(8,354)	—	(8,354)
Macy’s, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		743	14,498	—	14,498
Madison Square Garden Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(189)	2,400	—	2,400
Mallinckrodt PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		194	3,080	—	3,080
Man Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(88)	(1,067)	—	(1,067)

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Manhattan Associates, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		128	2,292	$—	2,292
ManpowerGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		216	4,036	—	4,036
Marathon Oil Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		16	132	—	132
Marathon Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		437	4,862	—	4,862
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(21)	(553)	—	(553)
Marsh & Mclennan(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(32)	(1,108)	—	(1,108)
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(984)	(12,904)	—	(12,904)
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(311)	(6,333)	—	(6,333)
Masimo(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		58	3,129	—	3,129
Matador Resources Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(24)	(3,041)	—	(3,041)
Match Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		347	19,568	—	19,568
Mattel, Inc.(M)	1 Day USOIS -72 bps(M)	Goldman Sachs International	04/09/19		(848)	92,374	—	92,374
McDermott International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		188	(18,270)	—	(18,270)
McKesson Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		102	2,927	—	2,927
Medibank Private(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(54)	149	—	149
Medidata Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(23)	387	—	387
MEDNAX, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	(1,310)	—	(1,310)
Medtronic, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		293	(2,935)	—	(2,935)

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Melco International Development Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	300	1,689	$—	1,689
MercadoLibre, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(15)	(852)	—	(852)
Merck & Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		768	20,511	—	20,511
Mercury General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(127)	2,632	—	2,632
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(47)	1,612	—	1,612
Michael Kors Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		508	12,044	—	12,044
Micro Focus International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(16)	(1,403)	—	(1,403)
Microchip Technology, Inc.(M)	1 Day USOIS -45 bps(M)	Goldman Sachs International	04/09/19		(323)	14,269	—	14,269
Micron Technology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,699	99,833	—	99,833
Microsoft Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		361	16,352	—	16,352
Middleby Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(128)	(2,460)	—	(2,460)
Minth Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(1,368)	23,210	—	23,210
MKS Instruments, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		106	16,816	—	16,816
Molina Healthcare, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		238	8,750	—	8,750
Molson Coors Brewing Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		10	75	—	75
Mondi PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(9)	396	—	396
Moneysupermarket.com Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	69	7,328	—	7,328
Monster Beverage Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(139)	15,011	—	15,011

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Mosaic Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(65)	3,151	$—	3,151
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(105)	(265)	—	(265)
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW -20bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(637)	18,286	—	18,286
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW -33bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(1,278)	43,281	—	43,281
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW -13bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(2,474)	32,501	—	32,501
MSCI Netherlands Net Return EUR Index(T)	—	Goldman Sachs International	04/09/19	EUR	1,305	30,241	—	30,241
MSCI Spain Net Return EUR Index(T)	—	Goldman Sachs International	04/09/19	EUR	195	834	—	834
MSCI Sweden Net Return SEK Index(T)	—	Goldman Sachs International	04/09/19	SEK	(20,618)	16,497	—	16,497
MSCI Switzerland Net Return CHF Index(T)	—	Goldman Sachs International	04/09/19	CHF	1,085	17,031	—	17,031
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19		(40)	1,625	—	1,625
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19		(245)	9,892	—	9,892
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19		(379)	15,294	—	15,294
Murphy USA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		202	17,338	—	17,338
Mylan NV(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		277	12,027	—	12,027
Nabors Industries Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(101)	(4,951)	—	(4,951)
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(442)	(8,271)	—	(8,271)
National Grid PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	287	(10,519)	—	(10,519)
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(185)	(978)	—	(978)
NCR Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(177)	1,331	—	1,331
Nektar Therapeutics(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		158	(8,416)	—	(8,416)

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

NetApp, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		21	1,314	$—	1,314
New Jersey Resources Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		40	(276)	—	(276)
New Melrose Industries, Inc.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(342)	(7,016)	—	(7,016)
New World Development(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	136	930	—	930
Newcrest Mining Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	265	592	—	592
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(803)	10,128	—	10,128
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(164)	(3,918)	—	(3,918)
News Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(284)	12,955	—	12,955
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(177)	19,799	—	19,799
NIKE, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		329	(6,166)	—	(6,166)
NiSource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(85)	(2,678)	—	(2,678)
NMC Health PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(148)	24,944	—	24,944
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(340)	(35,596)	—	(35,596)
NorthWestern Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		56	(111)	—	(111)
Norwegian Cruise Line Holdings Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		37	(335)	—	(335)
NOW, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(218)	468	—	468
NRG Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		664	10,291	—	10,291
Nu Skin Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		69	(12,975)	—	(12,975)

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Nutanix(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(17)	(160)	$—	(160)
NuVasive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(85)	2,792	—	2,792
nVent Electric PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		13	5	—	5
NVIDIA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(576)	(63,729)	—	(63,729)
Ocado Group(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(18)	(6,952)	—	(6,952)
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(151)	(5,468)	—	(5,468)
Oceaneering International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(50)	(3,064)	—	(3,064)
Okta(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		23	595	—	595
Old Mutual PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(103)	(2,896)	—	(2,896)
Ollie’s Bargain Outlet Holdings(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(31)	(1,833)	—	(1,833)
ON Semiconductor Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		103	(9,262)	—	(9,262)
OneMain Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		29	(917)	—	(917)
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(957)	(51,269)	—	(51,269)
Oracle Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		483	9,634	—	9,634
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(64)	626	—	626
Orpea(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(49)	(1,386)	—	(1,386)
Oshkosh Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		47	(2,025)	—	(2,025)
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(142)	5,038	—	5,038

A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Palo Alto Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	124	$—	124
Parker-Hannifin Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		16	173	—	173
Patterson Cos., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		12	(204)	—	(204)
Patterson-UTI Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		92	5,773	—	5,773
Paycom Software(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		95	4,165	—	4,165
PBF Energy, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		608	17,308	—	17,308
Pegasystems(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(20)	(25)	—	(25)
Penn National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(56)	5,195	—	5,195
Pennon Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	22	(1,535)	—	(1,535)
Petrofac Ltd.(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	11	1,072	—	1,072
Peugeot SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	558	6,445	—	6,445
Pfizer, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		689	16,096	—	16,096
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(349)	3,323	—	3,323
Phillips 66(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		423	(8,264)	—	(8,264)
Pilgrim’s Pride Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		246	21,622	—	21,622
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(49)	2,264	—	2,264
Pinnacle West Capital Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		12	180	—	180
Plantronics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(69)	2,901	—	2,901

A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(114)	7,732	$—	7,732
Playtech PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	30	2,829	—	2,829
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(88)	(427)	—	(427)
Pool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(15)	(605)	—	(605)
PRA Health Sciences, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		380	25,249	—	25,249
Premier, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(334)	(6,016)	—	(6,016)
Priceline Group, Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		645	13,199	—	13,199
ProAssurance Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(22)	2,251	—	2,251
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(36)	(1,373)	—	(1,373)
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(48)	2,788	—	2,788
Public Service Enterprise Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		53	672	—	672
PulteGroup, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		425	(3,129)	—	(3,129)
Pure Storage(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(435)	(35,782)	—	(35,782)
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(197)	830	—	830
Qiagen N.V.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		138	4,009	—	4,009
Quanta Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		66	3,408	—	3,408
Quintiles IMS Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,591	47,880	—	47,880
Ralph Lauren Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	818	—	818

A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(28)	(3,889)	$—	(3,889)
Raytheon Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		514	(169)	—	(169)
Red Electrica Corp. SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(68)	221	—	221
Regeneron Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		500	(250)	—	(250)
Reinsurance Group of America, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		834	(9,751)	—	(9,751)
Remy Cointreau SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(95)	(2,528)	—	(2,528)
Renault SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	287	988	—	988
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(31)	23	—	23
Repsol SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	537	16,416	—	16,416
Resideo Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		17	(702)	—	(702)
ResMed, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		23	578	—	578
RingCentral, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(72)	(2,219)	—	(2,219)
Robert Half International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		414	955	—	955
Ross Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		42	1,083	—	1,083
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(11)	112	—	112
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(512)	(7,901)	—	(7,901)
Royal Mail PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	161	(13,925)	—	(13,925)
RPC Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	5	3	—	3

A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

RPC, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		109	17,084	$—	17,084
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(34)	(60)	—	(60)
Ryder System, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		162	2,874	—	2,874
Safran S.A.(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(39)	(1,740)	—	(1,740)
Sage Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(289)	(4,489)	—	(4,489)
Sally Beauty Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		65	1,402	—	1,402
Samsonite International SA(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(386)	(4,708)	—	(4,708)
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(52)	(3,142)	—	(3,142)
Sands China Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	90	550	—	550
Santander Consumer USA Holding, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		13	189	—	189
Santos Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	22	68	—	68
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(593)	(20,987)	—	(20,987)
Science Applications International Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		77	4,814	—	4,814
Scientific Games International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(115)	15,204	—	15,204
Scotts Miracle-Gro Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(129)	4,933	—	4,933
Seagate Technology PLC(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		366	(5,563)	—	(5,563)
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,284)	(34,940)	—	(34,940)
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(68)	(2,175)	—	(2,175)

A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

SEB SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(26)	(224)	$—	(224)
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(63)	1,138	—	1,138
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(265)	(5,751)	—	(5,751)
Sensient Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(17)	(520)	—	(520)
Service Corp. International(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		37	622	—	622
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(129)	6,343	—	6,343
Signet Jewelers Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(89)	8	—	8
Silgan Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	611	—	611
Silicon Laboratories(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(15)	69	—	69
Sino Land CompanY Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	116	734	—	734
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(51)	542	—	542
SJM Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	142	122	—	122
Skechers U.S.A., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		137	4,062	—	4,062
Skyworks Solutions, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		271	3,323	—	3,323
SM Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		106	15,170	—	15,170
Snap-on, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		53	(1,112)	—	(1,112)
Societe Generale SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	261	(6,452)	—	(6,452)
Sonoco Products Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		33	1,234	—	1,234

A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Sotheby’s(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(146)	11,580	$—	11,580
South32 Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	96	(1,446)	—	(1,446)
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(195)	(10,022)	—	(10,022)
Southwestern Energy Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		463	40,292	—	40,292
Spirit AeroSystems Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		963	(11,488)	—	(11,488)
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(47)	(1,666)	—	(1,666)
Standard Chartered PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(83)	3,577	—	3,577
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(37)	(3,803)	—	(3,803)
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(202)	(26,972)	—	(26,972)
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(126)	4,384	—	4,384
Stifel Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(52)	1,260	—	1,260
Suez(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	46	901	—	901
Sun Hung Kai Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	194	1,051	—	1,051
SW SMM9 INDEX FUTR JUN19(M)	—	Bank of America, N.A.	06/30/19	CHF	5,029	86,198	—	86,198
Swire Properties Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	484	2,866	—	2,866
Switch, Inc. (Class A)(M)	1 Day USOIS -81.5 bps(M)	Goldman Sachs International	04/09/19		(40)	(5,328)	—	(5,328)
Symantec Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		241	6,576	—	6,576
SYNNEX Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		140	1,495	—	1,495

A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Synopsys, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		151	13,957	$—	13,957
Synovus Financial(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(139)	13,253	—	13,253
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(796)	(21,940)	—	(21,940)
Target Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		22	1,125	—	1,125
Tate & Lyle PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	55	4,391	—	4,391
Taylor Wimpey PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	189	(3,533)	—	(3,533)
TE Connectivity Ltd.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		25	(644)	—	(644)
Tech Data Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		590	7,510	—	7,510
Technicolor SA(M)	1 Day EONIA -525 bps(M)	Goldman Sachs International	04/09/19	EUR	(55)	9,068	—	9,068
Techtronic Industries Co. Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(787)	(3,949)	—	(3,949)
TEGNA, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		130	(4,110)	—	(4,110)
Teledyne Technologies, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		105	4,448	—	4,448
Telephone & Data Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		152	(5,936)	—	(5,936)
Telstra Corp. Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	16	280	—	280
Tempur Sealy International, Inc.(M)	1 Day USOIS -52 bps(M)	Goldman Sachs International	04/09/19		(504)	(3,787)	—	(3,787)
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(290)	(9,123)	—	(9,123)
Teradata Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(71)	6,307	—	6,307
Tesla, Inc.(M)	1 Day USOIS -34.1 bps(M)	Goldman Sachs International	04/09/19		(2,228)	52,872	—	52,872

A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(49)	3,871	$—	3,871
Textron, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		186	(5,082)	—	(5,082)
Thales SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	144	(1,124)	—	(1,124)
Thermo Fisher Scientific, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		177	13,502	—	13,502
Thomas Cook Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	41	2,415	—	2,415
Thor Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(52)	2,955	—	2,955
Tiffany & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(20)	(1,882)	—	(1,882)
TJX Cos., Inc. (The)(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		27	781	—	781
T-Mobile US, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		154	(5,100)	—	(5,100)
TOTAL SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	1,060	(29,058)	—	(29,058)
Transocean Ltd.(M)	1 Day USOIS -60 bps(M)	Goldman Sachs International	04/09/19		(465)	3,635	—	3,635
TransUnion(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	(276)	—	(276)
Treasury Wine Estates(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	04/09/19	AUD	(24)	562	—	562
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(274)	(23,393)	—	(23,393)
TRI Pointe Group, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		24	(1,068)	—	(1,068)
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(117)	(4,969)	—	(4,969)
TripAdvisor, Inc.(M)	3 Month LIBOR(M)	Goldman Sachs International	04/09/19		364	(772)	—	(772)
Tupperware Brands Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(122)	10,020	—	10,020
Twilio, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		75	2,374	—	2,374

A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Twitter, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		115	7,479	$—	7,479
Tyson Foods, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		325	26,378	—	26,378
Ubiquiti Networks, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		60	2,817	—	2,817
UGI Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		132	1,321	—	1,321
Ultimate Software Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(20)	276	—	276
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(19)	1,213	—	1,213
Under Armour, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(118)	4,783	—	4,783
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(142)	4,511	—	4,511
United Continental Holdings, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	(484)	—	(484)
United States Cellular Corp.(M)	1 Month LIBOR + 25 bps(M)	Bank of America, N.A.	04/09/19		30	(915)	—	(915)
United Therapeutics Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		663	32,858	—	32,858
United Utilities Group PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	89	(5,356)	—	(5,356)
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(294)	(217)	—	(217)
Universal Display Corp.(M)	1 Day USOIS -70 bps(M)	Goldman Sachs International	04/09/19		(610)	(3,449)	—	(3,449)
Universal Health Services, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		182	5,497	—	5,497
Urban Outfitters, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		148	(1,389)	—	(1,389)
Vail Resorts, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(94)	1,150	—	1,150
Valeo SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	168	4,354	—	4,354
Valero Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		625	9,497	—	9,497

A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(31)	2,401	$—	2,401
Valmont Inds(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(22)	951	—	951
Valvoline, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(30)	260	—	260
Varian Medical Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	990	—	990
VeriSign, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		255	3,548	—	3,548
Verizon Communications, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		1,169	24,386	—	24,386
Vertex Pharmaceuticals, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	357	—	357
Viacom, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		845	(22,853)	—	(22,853)
ViaSat Inc(M)	1 Day USOIS -75 bps(M)	Goldman Sachs International	04/09/19		(300)	(7,590)	—	(7,590)
Virtu Financial, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(13)	750	—	750
Vishay Intertechnology, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		320	(33,536)	—	(33,536)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(255)	34,131	—	34,131
Vistra Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		777	23,952	—	23,952
Vivendi SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	04/09/19	EUR	(196)	(1,892)	—	(1,892)
VMware, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		388	15,537	—	15,537
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(1,063)	(40,946)	—	(40,946)
WABCO Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(46)	2,978	—	2,978
Wabtec Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(41)	2,287	—	2,287
Wal-Mart Stores, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	(181)	—	(181)

A136

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Waste Connections, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(29)	(1,025)	$—	(1,025)
Watsco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(62)	(2,006)	—	(2,006)
Wayfair, Inc.(M)	1 Day USOIS -40 bps(M)	Goldman Sachs International	04/09/19		283	(37,894)	—	(37,894)
Weatherford International Ltd.(M)	1 Day USOIS -112.7 bps(M)	Goldman Sachs International	04/09/19		(99)	(9,652)	—	(9,652)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(33)	2,942	—	2,942
Weight Watchers International, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		42	503	—	503
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(41)	892	—	892
Welbilt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(242)	(15,420)	—	(15,420)
Werner Enterprises, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		78	(2,141)	—	(2,141)
Western Alliance Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(19)	1,358	—	1,358
Western Digital Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		55	(1,766)	—	(1,766)
Westlake Chemical Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		86	(1,144)	—	(1,144)
WH Group Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	343	4,425	—	4,425
WH Smith PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	116	570	—	570
Wharf Holdings Ltd. (The)(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	04/09/19	HKD	(165)	(131)	—	(131)
Whirlpool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(374)	10,162	—	10,162
William Hill PLC(M)	1 Month GBP LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	GBP	40	1,410	—	1,410
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(737)	(36,621)	—	(36,621)

A137

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Williams-Sonoma, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		219	(5,085)	$—	(5,085)
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(207)	(6,361)	—	(6,361)
Woodside Petroleum Ltd.(M)	1 Month BBSW + 40 bps(M)	Goldman Sachs International	04/09/19	AUD	189	(309)	—	(309)
Woodward, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		374	4,223	—	4,223
World Fuel Services Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(53)	746	—	746
WPX Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(479)	(62,832)	—	(62,832)
WR Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(331)	(340)	—	(340)
Wynn Macau Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	205	342	—	342
Xerox Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		121	2,528	—	2,528
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(429)	(32,633)	—	(32,633)
Yue Yuen Industrial Holdings Ltd.(M)	1 Month HIBOR + 40 bps(M)	Goldman Sachs International	04/09/19	HKD	796	3,497	—	3,497
Zayo Group Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(888)	(6,557)	—	(6,557)
Zebra Technologies Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		95	(77)	—	(77)
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(363)	44,717	—	44,717
Zoetis, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		416	26,071	—	26,071
Alcoa Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(278)	(6,101)	—	(6,101)
Arthur J Gallagher & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(18)	209	—	209
ASOS PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(72)	(10,021)	—	(10,021)

A138

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Banco Bilbao Vizcaya Argentaria SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	136	(3,164)	$—	(3,164)
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(21)	1,243	—	1,243
Boston Scientific Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		15	(419)	—	(419)
Brunswick Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		39	(1,508)	—	(1,508)
Chesapeake Energy Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		229	29,099	—	29,099
Cincinnati Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(18)	(97)	—	(97)
CME Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(16)	568	—	568
Comcast Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		10	215	—	215
CommScope Holding Co., Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		165	(2,326)	—	(2,326)
Compass Minerals International, Inc.(M)	1 Day USOIS -59 bps(M)	Goldman Sachs International	04/09/19		(54)	(3,528)	—	(3,528)
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(63)	(6,977)	—	(6,977)
Core Laboratories NV(M)	1 Day USOIS -61.1 bps(M)	Goldman Sachs International	04/09/19		(52)	(1,047)	—	(1,047)
Delta Air Lines, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(184)	(3,790)	—	(3,790)
Energizer Holdings, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		(160)	1,620	—	1,620
Expedia, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		64	(1,507)	—	(1,507)
Freeport-McMoRan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(919)	(34,530)	—	(34,530)
Hill-Rom Holdings, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		15	197	—	197
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(11)	28	—	28
Iberdrola SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	74	2,587	—	2,587

A139

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)			Upfront
				Notional			Premiums	Unrealized
	Financing		Termination	Amount		Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)		Value	(Received)	(Depreciation)(1)

Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(25)	(1,455)	$—	(1,455)
International Paper Co.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		221	(998)	—	(998)
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(135)	(411)	—	(411)
Kellogg Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(24)	(1,348)	—	(1,348)
Keysight Technologies, Inc.(M)	— (M)	Goldman Sachs International	04/09/19		46	1,194	—	1,194
Legg Mason, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(20)	464	—	464
Lennox International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(39)	(2,912)	—	(2,912)
Mapfre SA(M)	1 Month EURIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	EUR	13	170	—	170
Monolithic Power Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(162)	2,364	—	2,364
Olin Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(21)	944	—	944
Packaging Corp. of America(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		50	819	—	819
PolyOne Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	882	—	882
QUALCOMM, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(755)	(36,621)	—	(36,621)
Quest Diagnostics, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		35	1,855	—	1,855
SEI Investments Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(15)	(402)	—	(402)
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	04/09/19	GBP	(12)	(311)	—	(311)
Synchrony Financial(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		29	(110)	—	(110)
Toll Brothers, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19		19	(94)	—	(94)
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	04/09/19		(11)	442	—	442

A140

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)

United Parcel Service, Inc.(M)	— (M)	Goldman Sachs International	04/09/19	(320)	(8,555)	$—	(8,555)
Veeva Systems, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	461	29,417	—	29,417
Walgreens Boots Alliance, Inc.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	115	4,890	—	4,890
Whiting Petroleum Corp.(M)	1 Month LIBOR + 25 bps(M)	Goldman Sachs International	04/09/19	36	3,737	—	3,737

					$983,144	$—	$(983,144)

(r)   Notional amount is less than $500 par.

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,442,662	$1,833,306
Credit Suisse Securities (USA) LLC	-	5,198,977
Goldman Sachs & Co. LLC	15,507,935	9,366,727
JPMorgan Securities LLC	586,414	-
Morgan Stanley & Co. LLC	2,022,065	-

Total	$19,559,076	$16,399,010

A141

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%

AFFILIATED MUTUAL FUNDS — 2.6%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$53,040,133
AST Small-Cap Growth Opportunities Portfolio*	2,537,974	54,515,686
AST Small-Cap Growth Portfolio*	1,120,677	55,170,928
AST Small-Cap Value Portfolio*	2,125,935	56,634,904

TOTAL AFFILIATED MUTUAL FUNDS (cost $168,762,552)(w)		219,361,651

COMMON STOCKS — 51.0%
Aerospace & Defense — 1.1%
Airbus SE (France)	135,456	17,969,162
BAE Systems PLC (United Kingdom)	986,000	6,204,847
Boeing Co. (The)	62,178	23,715,933
BWX Technologies, Inc.(a)	200,294	9,930,577
Leonardo SpA (Italy)	251,400	2,930,729
Meggitt PLC (United Kingdom)	317,500	2,083,607
Raytheon Co.	56,893	10,359,077
Safran SA (France)	128,264	17,619,693
United Technologies Corp.	53,700	6,921,393

		97,735,018

Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	35,400	1,152,899
Expeditors International of Washington, Inc.	331,885	25,190,072
Royal Mail PLC (United Kingdom)	446,600	1,386,845
United Parcel Service, Inc. (Class B Stock)	146,954	16,420,640

		44,150,456

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,979,200	3,420,792
Deutsche Lufthansa AG (Germany)	215,400	4,740,179
International Consolidated Airlines Group SA (United Kingdom)	396,900	2,648,608
Japan Airlines Co. Ltd. (Japan)	118,800	4,183,437
Qantas Airways Ltd. (Australia)	1,335,100	5,362,823
Southwest Airlines Co.	349,323	18,133,357

		38,489,196

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	55,100	1,967,454
Cie Generale des Etablissements Michelin SCA (France)	50,500	5,982,112
Keihin Corp. (Japan)	174,400	2,852,835
Magna International, Inc. (Canada)	215,066	10,471,564
Showa Corp. (Japan)	178,800	2,281,513
Toyo Tire Corp. (Japan)	123,700	1,404,155
Toyoda Gosei Co. Ltd. (Japan)(a)	117,000	2,479,635
Yokohama Rubber Co. Ltd. (The) (Japan)	137,000	2,543,431

		29,982,699

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	53,100	4,100,540
Daimler AG (Germany)	83,400	4,898,432
Ferrari NV (Italy)	27,678	3,722,263
Isuzu Motors Ltd. (Japan)	323,200	4,252,314
Mazda Motor Corp. (Japan)	259,600	2,902,909
Nissan Motor Co. Ltd. (Japan)(a)	635,100	5,208,164

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Renault SA (France)	47,600	$3,155,636
Suzuki Motor Corp. (Japan)	166,700	7,368,031
Toyota Motor Corp. (Japan)	53,976	3,164,261
Volkswagen AG (Germany)	34,600	5,640,012

		44,412,562

Banks — 3.0%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	4,946,309
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	2,778,793
Banco Santander SA (Spain)	532,800	2,486,728
Bank Hapoalim BM (Israel)	288,500	1,911,191
Barclays PLC (United Kingdom)	1,184,700	2,388,418
Bendigo & Adelaide Bank Ltd. (Australia)	57,700	396,402
BNP Paribas SA (France)	89,000	4,264,573
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,221,000	15,715,024
Citigroup, Inc.	196,677	12,237,243
Credit Agricole SA (France)	334,600	4,047,334
Danske Bank A/S (Denmark)	200,400	3,522,991
DBS Group Holdings Ltd. (Singapore)	129,500	2,417,667
DNB ASA (Norway)	245,900	4,535,778
Fifth Third Bancorp	807,333	20,360,938
Gunma Bank Ltd. (The) (Japan)	459,000	1,734,845
ING Groep NV (Netherlands)	325,100	3,940,903
JPMorgan Chase & Co.	448,268	45,378,170
Keiyo Bank Ltd. (The) (Japan)	163,500	954,056
Lloyds Banking Group PLC (United Kingdom)	6,481,900	5,256,723
Mediobanca Banca di Credito Finanziario SpA (Italy)	268,200	2,793,164
Mitsubishi UFJ Financial Group, Inc. (Japan)	872,400	4,321,558
Mizuho Financial Group, Inc. (Japan)(a)	2,654,300	4,106,386
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,094,007
Nordea Bank Abp (Finland)(a)	293,400	2,236,617
Resona Holdings, Inc. (Japan)	1,087,700	4,706,471
Signature Bank	51,200	6,557,184
Societe Generale SA (France)	100,100	2,899,048
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,268,982
Swedbank AB (Sweden) (Class A Stock)(a)	92,300	1,305,044
Toronto-Dominion Bank (Canada)	292,639	15,880,705
U.S. Bancorp	378,524	18,241,072
Wells Fargo & Co.	927,450	44,814,384

		252,498,708

Beverages — 1.1%
Brown-Forman Corp. (Class B Stock)	215,052	11,350,445
Coca-Cola Amatil Ltd. (Australia)	568,300	3,490,711
Coca-Cola Co. (The)	440,658	20,649,234
Diageo PLC (United Kingdom)	368,938	15,087,093
Monster Beverage Corp.*	494,787	27,005,474
PepsiCo, Inc.	123,800	15,171,690

		92,754,647

A142

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.9%
Abcam PLC (United Kingdom)	191,895	$2,833,472
Amgen, Inc.(a)	76,165	14,469,827
CSL Ltd. (Australia)	104,514	14,514,371
Gilead Sciences, Inc.	185,233	12,041,997
Regeneron Pharmaceuticals, Inc.*	69,719	28,628,016

		72,487,683

Building Products — 0.7%
AGC, Inc. (Japan)	67,400	2,359,848
Daikin Industries Ltd. (Japan)	87,000	10,214,113
Fortune Brands Home & Security, Inc.	296,655	14,123,745
Johnson Controls International PLC	557,041	20,577,095
Kingspan Group PLC (Ireland)	256,902	11,897,829

		59,172,630

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	510,400	6,551,103
Bank of New York Mellon Corp. (The)	325,100	16,394,793
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	345,265	16,106,612
FactSet Research Systems, Inc.(a)	66,122	16,416,109
Franklin Resources, Inc.(a)	349,237	11,573,714
Investec PLC (South Africa)	263,400	1,520,254
London Stock Exchange Group PLC (United Kingdom)	165,024	10,226,780
Macquarie Group Ltd. (Australia)	177,331	16,290,834
Morgan Stanley	606,157	25,579,825
Natixis SA (France)	488,100	2,616,700
Partners Group Holding AG (Switzerland)	16,913	12,300,646
Quilter PLC (United Kingdom), 144A	405,233	775,145
SEI Investments Co.	344,212	17,985,077
St. James’s Place PLC (United Kingdom)	470,444	6,308,364
UBS Group AG (Switzerland)*	552,800	6,713,323

		167,359,279

Chemicals — 1.1%
Arkema SA (France)	26,800	2,555,824
BASF SE (Germany)	92,200	6,796,751
CF Industries Holdings, Inc.	238,309	9,742,072
Covestro AG (Germany), 144A	86,400	4,766,223
DowDuPont, Inc.	366,864	19,557,520
Kaneka Corp. (Japan)(a)	50,000	1,873,274
Lintec Corp. (Japan)	103,200	2,230,519
Mitsubishi Chemical Holdings Corp. (Japan)	344,500	2,426,689
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	2,530,405
Mitsui Chemicals, Inc. (Japan)(a)	147,000	3,549,251
Sherwin-Williams Co. (The)	39,608	17,059,562
Sika AG (Switzerland)	52,222	7,332,469
Solvay SA (Belgium)	23,200	2,515,844
Teijin Ltd. (Japan)	227,700	3,756,252
Toagosei Co. Ltd. (Japan)	137,500	1,453,034
Ube Industries Ltd. (Japan)	155,200	3,185,881

		91,331,570

Commercial Services & Supplies — 0.3%
Babcock International Group PLC (United Kingdom)	346,700	2,231,510
Cintas Corp.	76,245	15,409,877

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Stericycle, Inc.*	161,260	$8,775,769

		26,417,156

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,169,239	63,127,214

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	352,073	15,481,866
Bouygues SA (France)	86,600	3,102,042
CIMIC Group Ltd. (Australia)	1	34
Hazama Ando Corp. (Japan)	333,700	2,233,630

		20,817,572

Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	4,476,000	4,635,113
CSR Ltd. (Australia)	980,600	2,312,657

		6,947,770

Consumer Finance — 0.1%
American Express Co.	89,749	9,809,566

Containers & Packaging — 0.3%
International Paper Co.	411,396	19,035,293
RPC Group PLC (United Kingdom)	147,600	1,520,835
Smurfit Kappa Group PLC (Ireland)	95,100	2,661,613

		23,217,741

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	2,120,060

Diversified Financial Services — 0.2%
AXA Equitable Holdings, Inc.	269,006	5,417,781
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,197,519
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	485,400	2,475,908
ORIX Corp. (Japan)	253,600	3,639,796

		13,731,004

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	229,000	7,181,439
BT Group PLC (United Kingdom)	1,143,500	3,325,755
Nippon Telegraph & Telephone Corp. (Japan)	265,100	11,259,194
Orange SA (France)	321,200	5,234,358
Swisscom AG (Switzerland)	4,416	2,163,865
Verizon Communications, Inc.	510,483	30,184,860

		59,349,471

Electric Utilities — 1.0%
Duke Energy Corp.	125,030	11,252,700
Enel SpA (Italy)	1,802,200	11,559,662
Evergy, Inc.	265,154	15,392,190
Iberdrola SA (Spain)	341,000	2,993,181
NextEra Energy, Inc.	5,300	1,024,596
Orsted A/S (Denmark), 144A	149,542	11,349,417
PG&E Corp.*	302,377	5,382,311
Southern Co. (The)	562,001	29,044,212

		87,998,269

Electrical Equipment — 0.1%
Fujikura Ltd. (Japan)(a)	333,200	1,253,863

A143

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A	169,400	$4,535,912

		5,789,775

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	161,703	15,271,231
Enplas Corp. (Japan)	25,800	663,338
Hexagon AB (Sweden) (Class B Stock)	213,113	11,146,021
Hitachi High-Technologies Corp. (Japan)(a) .	61,600	2,519,365
Hitachi Ltd. (Japan)	75,000	2,428,749
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,741,419
Keyence Corp. (Japan)	31,800	19,856,085
Kingboard Holdings Ltd. (China)	966,600	3,437,810
Landis+Gyr Group AG (Switzerland)*(a)	4,290	271,835
TE Connectivity Ltd.(a)	123,700	9,988,775
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	1,379,827

		68,704,455

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	338,061	14,729,318
Tenaris SA (Luxembourg)	454,040	6,404,722

		21,134,040

Entertainment — 0.4%
Electronic Arts, Inc.*	168,683	17,143,253
NetEase, Inc. (China), ADR	44,662	10,783,640
Walt Disney Co. (The)	17,158	1,905,053

		29,831,946

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	47,862	6,823,207
American Campus Communities, Inc.	43,731	2,080,721
American Homes 4 Rent (Class A Stock)	35,356	803,288
American Tower Corp.	28,744	5,664,293
Apartment Investment & Management Co. (Class A Stock)	85,148	4,282,093
AvalonBay Communities, Inc.	41,734	8,377,266
Boston Properties, Inc.	31,150	4,170,362
Camden Property Trust	32,551	3,303,927
CoreSite Realty Corp.	9,822	1,051,150
Corporate Office Properties Trust	53,839	1,469,805
Crown Castle International Corp.	15,715	2,011,520
CubeSmart	64,568	2,068,759
CyrusOne, Inc.(a)	13,258	695,250
Digital Realty Trust, Inc.(a)	48,026	5,715,094
Douglas Emmett, Inc.	75,519	3,052,478
Duke Realty Corp.	197,683	6,045,146
Equinix, Inc.	16,700	7,567,772
Equity LifeStyle Properties, Inc.	36,876	4,214,927
Equity Residential	134,752	10,149,521
Essex Property Trust, Inc.	18,180	5,258,383
Extra Space Storage, Inc.(a)	17,441	1,777,412
Federal Realty Investment Trust	14,421	1,987,935
First Industrial Realty Trust, Inc.	58,677	2,074,819
HCP, Inc.	88,860	2,781,318
Healthcare Trust of America, Inc. (Class A Stock)	26,517	758,121
Host Hotels & Resorts, Inc.	226,338	4,277,788
Hudson Pacific Properties, Inc.	81,074	2,790,567
Invitation Homes, Inc.	160,514	3,905,306

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty Corp.(a)	43,138	$3,276,762
Liberty Property Trust	47,730	2,311,087
Life Storage, Inc.	18,611	1,810,292
Mid-America Apartment Communities, Inc.	32,352	3,537,044
Mirvac Group (Australia)	1,700,100	3,317,570
Prologis, Inc.	165,836	11,931,892
Public Storage	41,654	9,071,408
Regency Centers Corp.	64,804	4,373,622
Rexford Industrial Realty, Inc.	42,976	1,538,971
Ryman Hospitality Properties, Inc.	33,669	2,768,939
SBA Communications Corp.*	131,849	26,324,971
Segro PLC (United Kingdom)	1,223,010	10,732,189
Simon Property Group, Inc.(a)	94,748	17,264,033
SL Green Realty Corp.	133,028	11,961,878
STORE Capital Corp.	23,969	802,962
Sun Communities, Inc.	78,837	9,343,761
Sunstone Hotel Investors, Inc.	83,712	1,205,453
Taubman Centers, Inc.	8,531	451,119
UDR, Inc.	82,618	3,755,814
Ventas, Inc.	106,781	6,813,696
Vornado Realty Trust	63,949	4,312,721
Welltower, Inc.(a)	65,368	5,072,557
Weyerhaeuser Co.	533,100	14,041,854

		261,178,823

Food & Staples Retailing — 0.7%
Bid Corp. Ltd. (South Africa)	273,630	5,653,730
Costco Wholesale Corp.	53,628	12,985,484
Distribuidora Internacional de Alimentacion SA (Spain)(a)	580,300	424,608
J Sainsbury PLC (United Kingdom)	1,213,988	3,730,312
Koninklijke Ahold Delhaize NV (Netherlands)	326,400	8,685,324
Metcash Ltd. (Australia)	2,040,500	3,831,993
METRO AG (Germany)	210,300	3,494,824
Valor Holdings Co. Ltd. (Japan)	38,700	938,531
Walmart, Inc.	174,600	17,028,738

		56,773,544

Food Products — 1.1%
Bunge Ltd.	226,805	12,036,541
Conagra Brands, Inc.	304,900	8,457,926
Danone SA (France), ADR	1,501,874	23,113,841
Inghams Group Ltd. (Australia)(a)	571,893	1,774,337
Leroy Seafood Group ASA (Norway)	287,700	2,090,530
Mowi ASA (Norway)	72,000	1,610,876
Origin Enterprises PLC (Ireland)	206,800	1,221,846
Premier Foods PLC (United Kingdom)*	672,846	320,288
Prima Meat Packers Ltd. (Japan)	51,600	956,500
Tate & Lyle PLC (United Kingdom)	365,100	3,452,591
Tyson Foods, Inc. (Class A Stock)	486,993	33,811,924
WH Group Ltd. (Hong Kong), 144A	7,092,000	7,604,347

		96,451,547

Health Care Equipment & Supplies — 2.0%
Becton, Dickinson & Co.	38,900	9,714,497
Coloplast A/S (Denmark) (Class B Stock)	120,222	13,204,808
Danaher Corp.	143,634	18,962,561
DexCom, Inc.*	112,422	13,389,460
Edwards Lifesciences Corp.*	76,384	14,614,551

A144

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	265,000	$12,826,000
Intuitive Surgical, Inc.*	36,218	20,665,266
Koninklijke Philips NV (Netherlands)	381,470	15,582,886
Medtronic PLC	321,246	29,259,086
Varian Medical Systems, Inc.*	120,281	17,046,223
Zimmer Biomet Holdings, Inc.	70,800	9,041,160

		174,306,498

Health Care Providers & Services — 0.2%
CVS Health Corp.	339,028	18,283,780
Toho Holdings Co. Ltd. (Japan)	42,900	1,071,555

		19,355,335

Health Care Technology — 0.2%
Cerner Corp.*	300,806	17,209,111

Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. (Australia)	393,659	6,851,754
Carnival Corp.	182,900	9,276,688
Compass Group PLC (United Kingdom)	636,390	14,959,202
Galaxy Entertainment Group Ltd. (Macau)	1,505,000	10,273,881
Hilton Worldwide Holdings, Inc.	36,277	3,014,981
Las Vegas Sands Corp.	152,123	9,273,418
Marriott International, Inc. (Class A Stock)	17,878	2,236,359
Restaurant Group PLC (The) (United Kingdom)	1,040,433	1,596,837
Starbucks Corp.(a)	367,229	27,299,804
Yum China Holdings, Inc. (China)	269,054	12,083,215
Yum! Brands, Inc.	161,857	16,154,947

		113,021,086

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	3,999,703
Bellway PLC (United Kingdom)	98,700	3,919,305
Berkeley Group Holdings PLC (United Kingdom)	72,300	3,474,925
Bovis Homes Group PLC (United Kingdom)	140,500	1,946,696
Electrolux AB (Sweden) (Class B Stock)	104,800	2,697,001
JM AB (Sweden)(a)	73,900	1,324,266
Nikon Corp. (Japan)	149,100	2,105,562
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	1,948,096
Sumitomo Forestry Co. Ltd. (Japan)	152,000	2,108,430
Taylor Wimpey PLC (United Kingdom)	1,160,400	2,654,703

		26,178,687

Household Products — 0.8%
Colgate-Palmolive Co.	240,932	16,513,479
Kimberly-Clark Corp.	180,777	22,398,270
Procter & Gamble Co. (The)	244,193	25,408,282

		64,320,031

Industrial Conglomerates — 0.5%
General Electric Co.	1,677,667	16,759,893
Nisshinbo Holdings, Inc. (Japan)	150,600	1,316,228
Rheinmetall AG (Germany)	36,500	3,820,056
Roper Technologies, Inc.	61,985	21,197,010
Siemens AG (Germany)	24,700	2,661,535

		45,754,722

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 2.2%
Aegon NV (Netherlands)	398,200	$1,922,848
AIA Group Ltd. (Hong Kong)	2,395,400	23,972,446
Allianz SE (Germany)	44,000	9,813,506
American International Group, Inc.	487,914	21,009,577
Aviva PLC (United Kingdom)	581,500	3,127,509
AXA SA (France)	174,000	4,385,888
Baloise Holding AG (Switzerland)	22,500	3,724,071
Chubb Ltd.	192,506	26,966,240
CNP Assurances (France)	130,800	2,878,657
Helvetia Holding AG (Switzerland)	4,800	2,933,637
Legal & General Group PLC (United Kingdom)	1,300,900	4,673,128
Loews Corp.	302,930	14,519,435
Marsh & McLennan Cos., Inc.	195,714	18,377,545
MetLife, Inc.	370,711	15,781,167
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	20,500	4,856,908
NN Group NV (Netherlands)	70,200	2,920,710
Old Mutual Ltd. (South Africa)	27,300	40,175
Sompo Holdings, Inc. (Japan)	88,200	3,259,552
Swiss Life Holding AG (Switzerland)*	22,600	9,980,927
Swiss Re AG (Switzerland)	68,460	6,696,345
UnipolSai Assicurazioni SpA (Italy)	1,042,100	2,812,143
Zurich Insurance Group AG (Switzerland)	13,500	4,476,736

		189,129,150

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	19,685	23,167,080
Alphabet, Inc. (Class C Stock)*	35,991	42,228,600
Facebook, Inc. (Class A Stock)*	260,559	43,432,580
Tencent Holdings Ltd. (China)	394,200	18,201,827

		127,030,087

Internet & Direct Marketing Retail — 2.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	447,223	81,595,836
Amazon.com, Inc.*	43,458	77,387,834
Booking Holdings, Inc.*	8,037	14,023,842

		173,007,512

IT Services — 2.0%
Adyen NV (Netherlands), 144A*	7,559	5,941,680
Amadeus IT Group SA (Spain)	192,525	15,442,280
Atos SE (France)	17,800	1,718,935
Automatic Data Processing, Inc.(a)	55,249	8,825,475
Capgemini SE (France)	118,578	14,396,473
FleetCor Technologies, Inc.*	31,651	7,804,820
Genpact Ltd.	396,799	13,959,389
InterXion Holding NV (Netherlands)*	27,036	1,804,112
PayPal Holdings, Inc.*	218,921	22,732,757
Visa, Inc. (Class A Stock)(a)	479,595	74,907,943

		167,533,864

Leisure Products — 0.0%
Mattel, Inc.*(a)	242,863	3,157,219

Life Sciences Tools & Services — 0.5%
Lonza Group AG (Switzerland)*	53,048	16,514,150
Thermo Fisher Scientific, Inc.	106,382	29,118,881

		45,633,031

A145

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	299,806	$8,063,106
Deere & Co.	142,657	22,802,295
Duerr AG (Germany)(a)	57,800	2,275,614
Fortive Corp.	216,109	18,129,383
Hong Leong Asia Ltd. (Singapore)*	377,000	164,387
Illinois Tool Works, Inc.	88,094	12,644,132
JTEKT Corp. (Japan)(a)	204,000	2,511,047
Komatsu Ltd. (Japan)	122,000	2,837,927
NTN Corp. (Japan)(a)	743,500	2,201,996
Rational AG (Germany)	12,604	7,794,690
Sandvik AB (Sweden)	136,600	2,225,546
SKF AB (Sweden) (Class B Stock)(a)	240,400	3,997,886
SMC Corp. (Japan)	14,100	5,302,807
Sumitomo Heavy Industries Ltd. (Japan)	106,100	3,438,662
Tsubakimoto Chain Co. (Japan)	74,400	2,654,549
Vesuvius PLC (United Kingdom)	152,000	1,175,987
Volvo AB (Sweden) (Class B Stock)	455,500	7,067,510

		105,287,524

Marine — 0.0%
Dfds A/S (Denmark)	44,500	1,842,539

Media — 0.4%
Comcast Corp. (Class A Stock)	422,000	16,871,560
Fox Corp. (Class B Stock)*	220,326	7,905,297
News Corp. (Class A Stock)	564,100	7,017,404
Reach PLC (United Kingdom)	126,600	102,657
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	2,621,374

		34,518,292

Metals & Mining — 0.5%
Aurubis AG (Germany)	28,200	1,515,633
Ausdrill Ltd. (Australia)	991,000	1,152,346
Bekaert SA (Belgium)	89,000	2,095,717
BHP Group PLC (Australia)	562,929	13,566,906
Boliden AB (Sweden)	113,400	3,233,857
Dowa Holdings Co. Ltd. (Japan)(a)	67,400	2,215,685
Fortescue Metals Group Ltd. (Australia)	708,900	3,586,461
Mineral Resources Ltd. (Australia)	235,600	2,652,357
Rio Tinto Ltd. (Australia)	84,800	5,901,328
voestalpine AG (Austria)	90,700	2,766,881

		38,687,171

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)(a)	580,300	20,421
Dollarama, Inc. (Canada)	262,640	7,006,485
Harvey Norman Holdings Ltd. (Australia)(a)	883,000	2,522,256
Kohl’s Corp.(a)	80,700	5,549,739
Marks & Spencer Group PLC (United Kingdom)	849,800	3,083,711
Myer Holdings Ltd. (Australia)*	2,114,200	929,253

		19,111,865

Multi-Utilities — 0.2%
A2A SpA (Italy)	2,139,700	3,907,265
AGL Energy Ltd. (Australia)	241,400	3,730,085
Engie SA (France)	259,300	3,866,041
Sempra Energy(a)	21,400	2,693,404

		14,196,795

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.6%
BP PLC (United Kingdom)	1,516,000	$11,038,629
Caltex Australia Ltd. (Australia)	98,100	1,826,610
EQT Corp.	235,300	4,880,122
Equinor ASA (Norway)	125,200	2,745,204
Equitrans Midstream Corp.	213,312	4,645,935
Exxon Mobil Corp.	371,963	30,054,610
Hess Corp.	194,100	11,690,643
Neste OYJ (Finland)	35,205	3,756,744
Occidental Petroleum Corp.	286,674	18,977,819
OMV AG (Austria)	93,900	5,099,567
Pioneer Natural Resources Co.	84,930	12,933,140
Repsol SA (Spain)	266,500	4,566,963
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	424,787	13,324,860
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	458,600	14,509,135
TOTAL SA (France)	448,680	24,951,570
TOTAL SA (France), ADR	638,956	35,557,901
TransCanada Corp. (Canada)	536,773	24,122,579

		224,682,031

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,829,000	2,423,626
UPM-Kymmene OYJ (Finland)	149,300	4,364,552

		6,788,178

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)*	972,214	618,027
Estee Lauder Cos., Inc. (The) (Class A Stock)	96,846	16,032,855
Shiseido Co. Ltd. (Japan)	187,800	13,562,316

		30,213,198

Pharmaceuticals — 2.7%
GlaxoSmithKline PLC (United Kingdom)	580,400	12,062,778
Johnson & Johnson	194,930	27,249,265
Merck & Co., Inc.	481,156	40,017,744
Novartis AG (Switzerland), ADR	161,865	15,561,701
Novo Nordisk A/S (Denmark), ADR(a)	473,765	24,782,647
Perrigo Co. PLC(a)	192,500	9,270,799
Pfizer, Inc.	852,323	36,198,158
Roche Holding AG (Switzerland)	68,200	18,841,993
Sanofi (France)	156,800	13,871,406
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,732,920
Teva Pharmaceutical Industries Ltd. (Israel)*	106,300	1,655,751
Towa Pharmaceutical Co. Ltd. (Japan)(a)	98,400	2,594,474
UCB SA (Belgium)	47,800	4,107,436
Zoetis, Inc.	234,717	23,628,960

		231,576,032

Professional Services — 0.4%
Experian PLC (United Kingdom)	550,696	14,927,858
Nielsen Holdings PLC	359,300	8,504,631
RELX PLC (United Kingdom)	639,795	13,688,499

		37,120,988

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,725,371
Lendlease Group (Australia)	277,200	2,436,725

A146

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Nomura Real Estate Holdings, Inc. (Japan)	159,400	$3,061,170
Wheelock & Co. Ltd. (Hong Kong)	230,000	1,686,899

		8,910,165

Road & Rail — 0.3%
Canadian National Railway Co. (Canada)	217,645	19,483,572
Firstgroup PLC (United Kingdom)*	1,680,400	1,993,412
Go-Ahead Group PLC (The) (United Kingdom)	96,500	2,474,431
National Express Group PLC (United Kingdom)	469,400	2,484,528

		26,435,943

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	316,111	12,536,962
Infineon Technologies AG (Germany)	329,815	6,565,598
NVIDIA Corp.(a)	117,461	21,091,297
NXP Semiconductors NV (Netherlands)	119,841	10,592,746
QUALCOMM, Inc.	750,052	42,775,465
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,199,000	17,588,825
Texas Instruments, Inc.	148,588	15,760,729
Tokyo Electron Ltd. (Japan)	21,900	3,167,367
Ulvac, Inc. (Japan)	60,400	1,744,301
Xinyi Solar Holdings Ltd. (China)	6,034,000	2,913,658

		134,736,948

Software — 3.4%
Adobe, Inc.*	60,090	16,013,384
Autodesk, Inc.*	333,981	52,040,919
Check Point Software Technologies Ltd. (Israel)*(a)	107,123	13,549,988
Intuit, Inc.	87,014	22,746,330
Microsoft Corp.	834,844	98,461,501
Oracle Corp.	785,132	42,169,440
salesforce.com, Inc.*	111,684	17,687,395
SAP SE (Germany)	116,938	13,537,818
Temenos AG (Switzerland)*	84,596	12,517,908

		288,724,683

Specialty Retail — 0.3%
Geo Holdings Corp. (Japan)	96,500	1,341,692
Kingfisher PLC (United Kingdom)	938,200	2,874,497
Nitori Holdings Co. Ltd. (Japan)	72,600	9,376,999
TJX Cos., Inc. (The)	275,222	14,644,563

		28,237,751

Technology Hardware, Storage & Peripherals — 0.0%
Eizo Corp. (Japan)	2,100	83,413

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	49,154	18,095,579
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	3,636,540

		21,732,119

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	397,430	11,310,503

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Paragon Banking Group PLC (United Kingdom)	512,700	$2,912,466

		14,222,969

Tobacco — 0.3%
Imperial Brands PLC (United Kingdom)	240,000	8,210,036
Philip Morris International, Inc.	240,600	21,266,634

		29,476,670

Trading Companies & Distributors — 0.2%
Ferguson PLC	143,261	9,131,024
ITOCHU Corp. (Japan)(a)	379,700	6,873,322
Marubeni Corp. (Japan)	478,600	3,310,424

		19,314,770

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	411,300	8,852,370
NTT DOCOMO, Inc. (Japan)(a)	102,900	2,280,349
Rogers Communications, Inc. (Canada) (Class B Stock)	228,060	12,265,254

		23,397,973

TOTAL COMMON STOCKS (cost $3,670,470,319)		4,348,708,751

PREFERRED STOCKS — 0.3%
Capital Markets — 0.0%
State Street Corp., Series G, 5.350%	15,000	382,200

Electric Utilities — 0.2%
NextEra Energy, Inc. (PRFC), CVT, 6.123%(a)	210,294	13,008,787

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	51,611	3,190,076

Multi-Utilities — 0.1%
Sempra Energy (PRFC), CVT, 6.000%	80,932	8,554,512
Sempra Energy (PRFC), CVT, 6.750%(a)	19,483	2,068,315

		10,622,827

TOTAL PREFERRED STOCKS (cost $23,468,032)		27,203,890

UNAFFILIATED EXCHANGE TRADED FUNDS — 9.9%
iShares 3-7 Year Treasury Bond ETF(a)	207,435	25,555,992
iShares Core U.S. Aggregate Bond ETF(a)	973,406	106,169,392
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	212,000	25,240,720
iShares JPMorgan USD Emerging Markets Bond ETF(a)	345,688	38,046,421
iShares MSCI EAFE ETF(a)	2,714,259	176,046,839
iShares Russell 1000 Growth ETF(a)	537,931	81,421,236
iShares Russell 1000 Value ETF(a)	649,224	80,172,672
iShares Russell 2000 ETF(a)	154,646	23,674,756
iShares TIPS Bond Fund(a)	249,816	28,246,695
SPDR S&P 500 ETF Trust(a)	641,634	181,248,772
Vanguard Real Estate ETF(a)	324,380	28,191,867

A147

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
Vanguard Total International Bond ETF(a)	838,352	$46,754,891

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $746,760,881)		840,770,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.1%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-4, Class A
4.060%	11/15/30	2,900	3,022,013
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	100	99,560
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A, 144A
3.630%	09/14/27	2,900	2,930,770
Series 2019-1A, Class B, 144A
3.950%	11/14/28	600	607,464
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	62	61,870

			6,721,677

Collateralized Loan Obligations — 2.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A
4.057%(c)	07/15/30	4,500	4,503,059
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
4.067%(c)	07/15/29	500	499,332
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
4.039%(c)	07/16/29	2,000	1,990,199
Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A
4.079%(c)	01/16/30	3,000	2,989,916
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.732%(c)	04/23/31	1,500	1,473,671
Battalion CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A
3.813%(c)	07/17/28	1,200	1,193,328
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
4.120%(c)	07/18/30	2,500	2,498,788
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	07/15/29	1,500	1,502,556
Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A
3.787%(c)	04/15/29	281	281,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AS, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	04/15/29	1,000	$994,993
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.743%(c)	04/17/31	4,000	3,942,384
Series 2015-5A, Class A1R, 3 Month LIBOR + 1.320%, 144A
3.876%(c)	01/20/32	6,500	6,499,212
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.991%(c)	04/20/31	2,000	1,991,986
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.981%(c)	07/20/31	750	745,675
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.759%(c)	04/24/31	4,000	3,932,804
Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A
3.829%(c)	04/24/30	7,500	7,417,439
Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A
3.871%(c)	01/22/31	3,250	3,217,904
Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A
3.816%(c)	04/20/31	2,500	2,465,296
Elevation CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
4.330%(c)	04/18/27	6,500	6,506,626
Series 2015-4A, Class B, 3 Month LIBOR + 2.430%, 144A
5.210%(c)	04/18/27	2,500	2,503,883
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-2A, Class A1, 3 Month LIBOR + 1.180%, 144A
3.745%(c)	10/20/31	2,250	2,229,354
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.801%(c)	04/25/31	5,000	4,919,796
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
4.052%(c)	10/23/29	5,250	5,236,222
Jamestown CLO Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 3 Month LIBOR + 1.500%, 144A
4.261%(c)	10/20/28	6,000	6,000,110
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 3 Month LIBOR + 1.270%, 144A
4.050%(c)	07/18/30	4,000	4,003,012
KVK CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A
3.574%(c)	05/20/29	6,000	5,962,246

A148

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2018-9A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.911%(c)	07/20/31	1,200	$1,186,707
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.989%(c)	01/16/31	3,000	2,978,376
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.637%(c)	01/15/28	3,000	2,979,184
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.011%(c)	10/22/30	4,000	3,966,597
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.853%(c)	04/17/31	3,000	2,954,311
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.001%(c)	10/30/30	4,000	3,988,287
Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A
3.811%(c)	04/20/31	3,000	2,958,968
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A
3.903%(c)	01/17/31	4,000	3,980,131
Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
4.046%(c)	07/20/30	6,000	6,005,563
Regatta Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
4.023%(c)	10/17/30	1,500	1,492,367
Romark WM-R Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.791%(c)	04/20/31	1,000	982,155
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-7RA, Class A1, 3 Month LIBOR + 1.170%, 144A
3.957%(c)	07/15/31	4,250	4,200,673
Series 2017-11A, Class A, 3 Month LIBOR + 1.270%, 144A
3.954%(c)	08/15/30	1,250	1,250,278
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-3RA, Class A1, 3 Month LIBOR + 1.250%, 144A
3.532%(c)	10/23/31	4,250	4,230,332
Series 2016-2A, Class AR, 3 Month LIBOR + 1.290%, 144A
3.837%(c)	10/20/28	4,750	4,752,772
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
4.051%(c)	07/25/30	1,250	1,248,163
Series 2019-1A, Class A, 3 Month LIBOR + 1.370%, 144A
3.939%(c)	01/20/32	5,000	5,002,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2019-1A, Class B, 3 Month LIBOR + 2.000%, 144A
4.679%(c)	02/15/29	4,000	$4,000,600
TICP CLO Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
4.017%(c)	07/15/29	2,250	2,243,623
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 3 Month LIBOR + 1.400%, 144A
4.187%(c)	07/15/27	4,500	4,443,311
Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A
3.960%(c)	10/18/31	5,250	5,199,999
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
4.471%(c)	10/25/28	4,250	4,252,878
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
4.091%(c)	07/25/29	3,500	3,502,032
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.981%(c)	01/25/31	3,000	2,980,861
Series 2017-7A, Class B, 3 Month LIBOR + 1.600%, 144A
4.371%(c)	01/25/31	1,750	1,716,790
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 3 Month LIBOR + 1.500%, 144A
4.287%(c)	04/15/29	2,000	1,978,450
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 3 Month LIBOR + 1.650%, 144A
4.411%(c)	07/20/28	4,250	4,252,884
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.741%(c)	04/25/31	3,000	2,948,421
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
4.011%(c)	10/20/29	4,000	3,989,533
Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.923%(c)	01/17/31	3,750	3,702,644
Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A
3.873%(c)	07/17/31	7,000	6,903,627
York CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A
3.911%(c)	01/22/31	2,000	1,984,636
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
4.157%(c)	07/15/29	1,500	1,503,982

			195,262,769

Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2017-1A, Class A, 144A
2.830%	12/22/25	1,000	991,406
Series 2018-2A, Class A, 144A
4.230%	04/20/27	1,300	1,332,606

A149

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A
4.320%	07/18/25	821	$822,865
Series 2016-2A, Class A, 144A
4.100%	03/20/28	372	372,626
Series 2017-1A, Class B, 144A
2.790%	09/14/32	500	491,438
Series 2017-1A, Class C, 144A
3.350%	09/14/32	500	494,512
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,243,599
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,734,709
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,012,395
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	855,811
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	502,399
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,200	1,216,773
Series 2018-D, Class A, 144A
4.150%	12/09/24	900	914,828
PNMAC GMSR Issuer Trust,
Series 2018-GT2, Class A, 1 Month LIBOR + 2.650%, 144A
5.136%(c)	08/25/25	1,000	1,003,073
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,989	1,986,744

			15,975,784

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A7, Class A7
3.960%	10/13/30	2,500	2,679,086

Home Equity Loans — 0.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%
3.266%(c)	04/25/34	913	894,486
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class A2, 1 Month LIBOR + 1.040%
3.526%(c)	05/25/34	149	142,539
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%
3.186%(c)	06/25/34	56	55,702
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
3.086%(c)	10/25/34	326	326,760
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%
3.296%(c)	06/25/34	1,515	1,500,177
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%
3.461%(c)	12/25/34	3,336	3,336,066
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%
3.521%(c)	06/25/35	1,823	1,838,833
Series 2006-HE1, Class 1M1, 1 Month LIBOR + 0.410%
2.896%(c)	12/25/35	79	79,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.686%(c)	04/25/37	333	$460,528
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.631%(c)	09/25/36	915	879,439
Series 2007-AHL1, Class A2C, 1 Month LIBOR + 0.210%
2.696%(c)	12/25/36	2,900	2,769,162
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A, 1 Month LIBOR + 0.760%
3.246%(c)	12/25/33	116	116,022
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.946%(c)	10/25/35	200	184,888
First NLC Trust,
Series 2007-1, Class A1, 1 Month LIBOR + 0.070%, 144A
2.556%(c)	08/25/37	951	557,934
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.341%(c)	08/25/34	271	268,675
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.636%(c)	08/25/36	690	684,138
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.596%(c)	08/25/36	3,643	1,932,176
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
3.146%(c)	01/25/35	602	591,850
Series 2007-HE6, Class A1, 1 Month LIBOR + 0.060%
2.546%(c)	05/25/37	23	19,657
New Residential Mortgage Loan Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	1,436	1,465,366
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4, 1 Month LIBOR + 0.330%
2.816%(c)	11/25/35	3,000	2,927,303
Series 2006-WF1, Class M2, 1 Month LIBOR + 0.290%
2.776%(c)	03/25/36	700	683,004
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.705%
3.191%(c)	01/25/36	400	396,472
Option One Mortgage Loan Trust,
Series 2004-3, Class M2, 1 Month LIBOR + 0.855%
3.341%(c)	11/25/34	778	777,431
Series 2005-4, Class M1, 1 Month LIBOR + 0.440%
2.926%(c)	11/25/35	636	635,629
RAMP Trust,
Series 2005-EFC4, Class M3, 1 Month LIBOR + 0.480%
2.966%(c)	09/25/35	6,532	6,572,435
RASC Trust,
Series 2005-AHL1, Class M1, 1 Month LIBOR + 0.675%
3.161%(c)	09/25/35	170	169,200
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440%
2.926%(c)	11/25/35	2,000	1,994,937
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	588	336,615

A150

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Soundview Home Loan Trust,
Series 2005-OPT2, Class M2, 1 Month LIBOR + 0.840%
3.326%(c)	08/25/35	2,200	$1,999,751
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.736%(c)	11/25/36	4,000	3,704,416
Series 2006-NLC1, Class A1, 1 Month LIBOR + 0.060%, 144A
2.546%(c)	11/25/36	24	10,151
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.666%(c)	05/25/36	549	548,121
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.426%(c)	11/25/33	56	53,792
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.736%(c)	04/25/37	4,422	2,250,559

			41,163,467

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2, 1 Month LIBOR + 0.675%
3.161%(c)	07/25/35	6,908	6,917,908
Series 2006-R1, Class M1, 1 Month LIBOR + 0.390%
2.876%(c)	03/25/36	2,772	2,759,698
Bayview Koitere Fund Trust,
Series 2018-RN4, Class A1, 144A
3.623%	03/28/33	227	227,118
Bayview Opportunity Master Fund Trust,
Series 2018-RN9, Class A1, 144A
4.213%	10/29/33	697	699,884
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ1, Class A1, 1 Month LIBOR + 0.110%
2.596%(c)	04/25/31	119	168,442
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2, 1 Month LIBOR + 1.050%
3.536%(c)	09/25/34	461	457,491
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
3.016%(c)	02/25/36	700	696,419
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
2.726%(c)	05/25/36	4,380	4,360,173
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.946%(c)	05/25/36	2,600	2,551,001
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
2.626%(c)	06/25/37	2,562	2,406,960
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A
2.606%(c)	07/25/37	41	27,389
Credit-Based Asset Servicing & Securitization Trust,
Series 2006-CB9, Class A1, 1 Month LIBOR + 0.060%
2.546%(c)	11/25/36	20	12,424
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(cc)	12/25/36	42	16,990
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.639%(c)	12/26/46	2,898	2,924,755
Series 2018-11R, 1 Month LIBOR + 1.400%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
3.890%(c)	08/25/37	1,335	$1,331,866
Series 2018-RPL8, Class A1, 144A
4.125%(cc)	07/25/58	580	581,499
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2, 1 Month LIBOR + 0.190%
2.676%(c)	05/25/36	1,880	1,428,321
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115%
2.601%(c)	07/25/36	2,746	2,565,563
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.796%(c)	07/25/36	1,000	955,112
Series 2006-FF5, Class 2A4, 1 Month LIBOR + 0.240%
2.726%(c)	04/25/36	1,100	1,013,009
GSAMP Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
3.221%(c)	09/25/35	176	174,057
Series 2006-NC2, Class A2B, 1 Month LIBOR + 0.090%
2.576%(c)	06/25/36	1,326	857,769
Series 2007-HE2, Class A2C, 1 Month LIBOR + 0.270%
2.756%(c)	03/25/47	2,877	2,593,429
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	12/25/46	2,374	1,477,982
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
2.646%(c)	07/25/37	4,451	2,907,648
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3, 1 Month LIBOR + 0.110%
2.596%(c)	08/25/36	67	48,490
Series 2007-CH1, Class MV6, 1 Month LIBOR + 0.550%
3.036%(c)	11/25/36	7,700	7,455,367
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
4.246%(c)	01/28/70	594	601,483
Series 2019-GS1, Class A1, 144A
4.000%	01/25/59	488	490,722
Series 2019-GS2, Class A1, 144A
3.750%	01/25/59	900	900,590
Series 2019-SL1, Class A, 144A
4.000%(cc)	12/28/54	700	699,360
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3, 1 Month LIBOR + 0.780%
3.266%(c)	08/25/35	2,000	1,959,052
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
2.646%(c)	12/25/36	5,952	4,198,398
Meritage Mortgage Loan Trust 2005-2,
Series 2005-2, Class M2, 1 Month LIBOR + 0.750%
3.236%(c)	11/25/35	137	138,609
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A, 1 Month LIBOR + 0.080%
2.566%(c)	09/25/37	4	2,084
Series 2007-HE2, Class A2A, 1 Month LIBOR + 0.120%
2.606%(c)	02/25/37	11	4,565
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP, 1 Month LIBOR + 0.050%
2.536%(c)	07/25/36	43	20,957

A151

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1, 1 Month LIBOR + 0.050%
2.536%(c)	11/25/36		—	(r)	$478
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3, 1 Month LIBOR + 1.035%
3.521%(c)	02/25/35		3,339		3,345,076
Series 2005-WCW2, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	07/25/35		632		632,802
Series 2005-WHQ4, Class M1, 1 Month LIBOR + 0.470%
2.956%(c)	09/25/35		1,023		1,024,012
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.816%(c)	04/25/36		400		397,092
RMAT LP,
Series 2018-NPL1, Class A1, 144A
4.090%	05/25/48		207		207,459
Saxon Asset Securities Trust,
Series 2005-1, Class M2, 1 Month LIBOR + 0.720%
3.131%(c)	05/25/35		500		453,320
Series 2005-1, Class M3, 1 Month LIBOR + 0.780%
3.131%(c)	05/25/35		772		596,778
Series 2006-2, Class M1, 1 Month LIBOR + 0.290%
2.776%(c)	09/25/36		3,000		2,770,882
Series 2007-3, Class 1A, 1 Month LIBOR + 0.310%
2.796%(c)	09/25/47		680		654,765
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A, 1 Month LIBOR + 0.130%
2.616%(c)	05/25/37		214		164,100
Series 2007-HE1, Class A2A, 1 Month LIBOR + 0.060%
2.546%(c)	12/25/36		63		20,954
Series 2007-NC1, Class A2A, 1 Month LIBOR + 0.050%
2.536%(c)	12/25/36		2		963
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3, 1 Month LIBOR + 0.720%
3.206%(c)	05/25/35		2,364		2,369,062
Series 2005-6, Class M3, 1 Month LIBOR + 0.810%
3.296%(c)	07/25/35		3,000		2,926,799
TFS (Spain),
Series 2018-3, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	3,787		4,240,110
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A
2.059%	02/20/54	GBP	1,142		1,491,012
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		980		963,573
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		2,451		2,405,744
Series 2018-2, Class A1, 144A
3.250%(cc)	03/25/58		371		369,809
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58		160		162,062
Series 2018-6, Class A1A, 144A
3.750%(cc)	03/25/58		931		941,704
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		632		629,429

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.660%
3.146%(c)	10/25/35		2,035	$2,034,718
WaMu Asset-Backed Certificates Trust,
Series 2006-HE5, Class 2A1, 1 Month LIBOR + 0.060%
2.546%(c)	10/25/36		74	34,944

				85,470,231

Student Loans — 0.0%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	03/25/66		945	953,659
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.734%(c)	06/16/42		420	425,745
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		192	191,880
SLM Student Loan Trust,
Series 2003-2, Class A5, 3 Month EURIBOR + 0.260%
0.000%(c)	12/15/23	EUR	76	85,608
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	198	221,182
Series 2004-2X, Class A6, 3 Month EURIBOR + 0.550%
0.242%(c)	07/25/39	EUR	900	974,901
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
3.321%(c)	10/25/64		1,000	985,097
Series 2007-3, Class A3, 3 Month LIBOR + 0.040%
2.811%(c)	04/25/19		5	4,779
SoFi Professional Loan Program LLC,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40		419	416,918
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		758	753,072
Utah State Board of Regents,
Series 2017-1, Class A, 1 Month LIBOR + 0.750%
3.236%(c)	01/25/57		1,242	1,240,463

				6,253,304

TOTAL ASSET-BACKED SECURITIES (cost $345,941,300)				353,526,318

BANK LOANS — 0.2%
Banks — 0.1%
Qatar National Bank,
Term Loan, 3 Month LIBOR + 0.900%
3.516%(c)	12/22/20^		5,000	4,949,999

Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.999%(c)	09/29/25		504	507,318
Term B USD Loan, 1 Month LIBOR + 3.750%
6.249%(c)	09/30/24		468	466,545

				973,863

Electric — 0.0%
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	08/04/23		373	368,428

A152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Electric (cont’d.)
Term Loan
— %(p)	12/31/25		324	$318,996

				687,424

Foods — 0.0%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 3 Month GBP LIBOR + 4.000%
4.853%(c)	07/02/25	GBP	1,450	1,827,184

Healthcare-Products — 0.0%
Avantor, Inc.,
Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%
3.750%(c)	11/21/24	EUR	423	473,943

Lodging — 0.0%
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	03/27/25		585	574,002

Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.601%(c)	04/20/26		550	533,500
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 1 Month EURIBO + 7.750%
8.750%(c)	04/06/26	EUR	325	362,748
Term B, 3 Month GBP LIBOR + 4.750%
5.598%(c)	02/06/25	GBP	396	500,827
Term B1, 1 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	893	978,837

				2,375,912

Software — 0.0%
First Data Corp.,
Term Loan
— %(p)	07/10/22		1,300	1,296,547

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	01/31/25		1,185	1,158,338

TOTAL BANK LOANS (cost $14,730,080)				14,317,212

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49		4,200	4,315,942
BANK,
Series 2017-BNK5, Class A4
3.131%	06/15/60		4,200	4,181,822
Series 2017-BNK6, Class A4
3.254%	07/15/60		3,200	3,213,398
Series 2017-BNK8, Class A3
3.229%	11/15/50		1,675	1,680,593
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,145,627
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	495,757
Series 2016-ETC, Class C, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.391%	08/14/36	430	$414,196
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,534,324
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	548,816
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62	2,300	2,346,338
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 1 Month LIBOR + 2.050%, 144A
4.534%(c)	11/15/35	752	754,703
CD Mortgage Trust,
Series 2017-CD4, Class A3
3.248%	05/10/50	3,000	3,021,808
Series 2017-CD5, Class A3
3.171%	08/15/50	3,300	3,301,438
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.293%(cc)	02/10/48	76,865	1,165,350
Commercial Mortgage Trust,
Series 2014-UBS4, Class A5
3.694%	08/10/47	2,083	2,157,026
Series 2015-CR26, Class A4
3.630%	10/10/48	240	247,394
Series 2015-DC1, Class XA, IO
1.127%(cc)	02/10/48	59,140	2,515,827
Series 2015-PC1, Class A5
3.902%	07/10/50	5,664	5,902,187
Series 2016-DC2, Class A5
3.765%	02/10/49	1,775	1,837,377
Series 2017-COR2, Class A2
3.239%	09/10/50	3,750	3,755,368
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,609,356
CSMC Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	750	776,256
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	08/10/49	4,000	3,880,994
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,683,714
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,300	1,289,589
Series 2016-85T, Class E, 144A
3.808%(cc)	12/10/36	1,200	1,135,108
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%(cc)	07/10/51	1,550	1,623,407
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
1.959%(cc)	11/10/45	2,531	148,384
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	3,100,279
Series 2017-GS7, Class A3

A153

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.167%	08/10/50		5,540	$5,512,459
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	316,704
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A4
3.195%	09/15/50		3,000	2,998,633
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4
3.414%	03/15/50		1,800	1,833,025
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,127	1,140,076
Series 2016-JP2, Class A3
2.559%	08/15/49		2,800	2,706,387
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		2,450	2,456,824
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,271,901
Series 2016-C30, Class A4
2.600%	09/15/49		5,750	5,554,339
Morgan Stanley Capital I, Inc.,
Series 2017-HR2, Class A3
3.330%	12/15/50		5,200	5,235,784
Real Estate Asset Liquidity Trust (Canada),
Series 2018-1A, Class A1, 144A
3.072%	08/12/53	CAD	1,023	773,469
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
0.000%(cc)	06/15/33		184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		230	224,870
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3
3.225%	08/15/50		4,300	4,305,188
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	707,104
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,638,358
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,362,725
Series 2016-LC24, Class A3
2.684%	10/15/49		1,600	1,548,692
Series 2017-C39, Class A4
3.157%	09/15/50		5,000	4,977,239
Series 2017-C40, Class A3
3.317%	10/15/50		1,330	1,334,321
Series 2017-RB1, Class A4
3.374%	03/15/50		4,700	4,741,900

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $126,936,820)				126,424,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.6%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,625	$1,687,969
7.500%	03/15/25	900	925,875
7.875%	04/15/27	1,125	1,160,494
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	400	406,694
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	1,100	1,142,440

			5,323,472

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	995	1,010,616
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,965	2,899,060
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
3.283%(c)	08/14/20	1,900	1,895,917
Gtd. Notes, 3 Month LIBOR + 0.880%
3.564%(c)	08/15/22	2,200	2,192,148
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	4,000	3,987,778
Japan Tobacco, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
2.000%	04/13/21	300	293,913

			12,279,432

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	1,256	1,300,694
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,006	990,023
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	436	437,820
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	235	240,410
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,080	1,078,023
3.625%	03/15/22	1,750	1,759,891
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29	3,640	3,583,017
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25	5,509	5,379,652
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	6,775	5,948,105

A154

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,340	$1,308,852

				22,026,487

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	657,068

Auto Manufacturers — 0.5%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
3.083%(c)	11/05/21		300	299,426
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21		490	493,055
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
3.207%(c)	04/12/21		365	364,767
Gtd. Notes, 3 Month LIBOR + 0.500%, 144A
3.188%(c)	08/13/21		2,200	2,195,361
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.425%	06/12/20		500	493,437
3.096%	05/04/23		1,510	1,415,969
3.157%	08/04/20		2,600	2,581,585
3.200%	01/15/21		600	591,395
3.219%	01/09/22		5,050	4,908,465
3.336%	03/18/21		200	196,954
5.875%	08/02/21		700	724,802
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.532%(c)	09/24/20		500	497,844
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	20,923
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		5,110	5,117,142
3.450%	04/10/22		3,125	3,125,184
3.500%	07/10/19		2,500	2,504,616
3.550%	04/09/21		300	301,643
3.700%	05/09/23		1,605	1,596,475
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.150%	02/26/20		300	297,355
2.850%	01/15/21(a)		1,700	1,680,642
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
3.131%(c)	03/15/21		400	396,809
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
3.083%(c)	05/17/22		700	699,112
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	500	563,531
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.110%(c)	06/15/21	EUR	300	334,359
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
2.125%	05/23/19		200	$199,768
2.450%	11/20/19		500	497,917
3.875%	11/13/20		700	708,989
4.000%	11/12/21		1,700	1,734,297
Gtd. Notes, 3 Month LIBOR + 0.770%, 144A
3.458%(c)	11/13/20		1,800	1,805,286
Gtd. Notes, 3 Month LIBOR + 0.940%, 144A
3.638%(c)	11/12/21		2,200	2,203,802

				38,550,910

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	591,666
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		2,500	2,599,815
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25	EUR	500	582,331
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.000%	04/29/20		1,300	1,300,680

				5,074,492

Banks — 4.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/12/23		400	413,070
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	— (rr)	EUR	200	217,888
5.875%(ff)	— (rr)	EUR	200	217,888
6.750%	— (rr)	EUR	1,000	1,148,785
6.750%(ff)	— (rr)	EUR	200	229,757
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	— (rr)	EUR	300	344,798
Sr. Unsec’d. Notes
3.848%	04/12/23		1,000	1,008,515
Bank of America Corp.,
Jr. Sub. Notes
5.875%(ff)	— (rr)		1,500	1,521,975
5.875%	— (rr)		430	436,300
6.300%(ff)	— (rr)		795	863,569
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		660	658,065
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		1,340	1,355,688
3.824%(ff)	01/20/28		1,395	1,413,883
3.974%(ff)	02/07/30		705	718,563
4.125%	01/22/24		1,100	1,152,617
4.271%(ff)	07/23/29		730	760,095
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,844,213
4.450%	03/03/26		4,090	4,262,423
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	— (rr)	EUR	300	353,771

A155

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		1,135	$1,136,112
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(ff)	— (rr)		1,205	1,138,725
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	2,000	2,067,337
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		600	652,500
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(ff)	— (rr)	EUR	1,500	1,696,807
7.000%(ff)	— (rr)	GBP	600	784,404
8.000%(ff)	— (a)(rr)	EUR	800	965,627
8.000%(ff)	— (rr)		700	715,750
Sr. Unsec’d. Notes
3.684%	01/10/23		1,570	1,568,130
4.610%(ff)	02/15/23		2,700	2,755,690
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
4.114%(c)	02/15/23		800	795,219
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
4.408%(c)	01/10/23		2,600	2,596,684
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.807%(c)	08/10/21		4,000	4,076,422
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP	2,000	2,634,598
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,625	1,679,871
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		440	452,704
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23		915	915,077
BPCE SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	10/23/27		285	275,333
Sub. Notes, MTN, 144A
4.500%	03/15/25		1,440	1,447,978
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		1,100	1,113,254
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20		1,950	1,956,472
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	— (rr)		2,395	2,418,950
6.125%(ff)	— (rr)		1,020	1,040,400
6.250%(ff)	— (rr)		410	431,525
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28		730	717,244
3.700%	01/12/26		3,025	3,072,860
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.731%(c)	04/25/22		3,200	3,224,002
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
4.056%(c)	09/01/23		1,500	1,524,936

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
4.450%	09/29/27		3,850	$3,955,627
4.600%	03/09/26		745	778,225
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
3.216%(c)	05/26/20		2,700	2,702,538
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
5.500%(ff)	— (rr)	EUR	1,500	1,742,774
5.500%	— (rr)	EUR	600	697,109
6.625%(ff)	— (rr)	EUR	1,200	1,465,019
6.625%	— (rr)	EUR	600	732,509
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	2,000	2,386,472
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		1,700	1,750,230
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%, 144A
3.470%(c)	09/26/23		1,400	1,392,827
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		500	505,217
3.750%	03/26/25		240	241,817
3.800%	09/15/22		3,350	3,412,645
3.800%	06/09/23		1,650	1,675,701
Gtd. Notes, 3 Month LIBOR + 2.290%
5.070%(c)	04/16/21		3,100	3,195,132
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		800	811,014
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19		1,100	1,098,230
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.150%	01/22/21		300	295,488
4.250%	02/04/21		2,500	2,509,584
4.250%	10/14/21		6,900	6,930,977
5.000%	02/14/22		1,050	1,073,277
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
3.576%(c)	01/22/21		900	882,157
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
4.028%(c)	02/04/21		2,475	2,454,389
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	159,034
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,416,067
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		4,200	4,106,668
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21		200	196,967
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20		500	497,165
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22		500	504,688
Gov’t. Liquid Gtd. Notes, MTN, 144A
3.250%	09/26/23		750	770,917
Discover Bank,

A156

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.350%	02/06/23		500	$502,702
3.450%	07/27/26		390	377,694
4.200%	08/08/23		2,000	2,079,305
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		2,900	2,971,030
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.000%	03/30/22		1,400	1,384,739
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(ff)	— (rr)		440	442,860
5.375%(ff)	— (rr)		1,850	1,866,188
Sr. Unsec’d. Notes
3.500%	01/23/25		6,145	6,130,782
3.750%	02/25/26		235	235,795
3.850%	01/26/27		1,905	1,912,433
4.223%(ff)	05/01/29		900	919,800
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.811%(c)	09/15/20		2,400	2,424,716
HSBC Bank (Canada),
Covered Bonds, 144A
3.300%	11/28/21		2,400	2,437,685
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	— (rr)	GBP	800	1,048,477
6.500%(ff)	— (rr)		300	297,000
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29		500	525,570
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.283%(c)	05/18/21		2,675	2,673,565
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, MTN
3.500%	03/18/20		2,600	2,604,241
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		900	900,065
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.100%	10/02/23		2,800	2,877,923
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.600%(c)	10/02/23		2,800	2,790,846
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(ff)	— (rr)		2,750	2,778,875
Sr. Unsec’d. Notes
2.950%	10/01/26		1,430	1,396,852
3.125%	01/23/25		5,740	5,744,256
3.200%	01/25/23		2,265	2,296,141
4.005%(ff)	04/23/29		1,565	1,607,445
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.671%(c)	04/25/23		3,100	3,114,738
Sub. Notes
3.875%	09/10/24		1,250	1,281,537
4.250%	10/01/27		1,175	1,220,273
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.250%	09/15/25	EUR	6,800	7,767,894

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Gov’t. Gtd. Notes, GMTN
0.625%	02/22/27	EUR	6,600	$7,703,667
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	16,358,451
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
4.875%	03/30/27	GBP	1,500	2,418,179
Gtd. Notes
3.300%	05/07/21		1,200	1,209,366
Gtd. Notes, 3 Month LIBOR + 0.490%
3.229%(c)	05/07/21		300	299,358
Sub. Notes, EMTN
6.500%	03/24/20	EUR	300	356,208
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	— (rr)	EUR	200	230,589
7.000%(ff)	— (rr)	GBP	3,100	4,037,615
7.500%(ff)	— (rr)		1,000	1,014,700
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.413%(c)	06/21/21		1,000	1,000,037
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
3.144%(c)	04/04/19		1,300	1,300,046
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
4.506%(c)	03/01/21(a)		412	421,952
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		1,100	1,132,011
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.601%(c)	09/11/24		1,700	1,712,724
Morgan Stanley,
Jr. Sub. Notes
5.550%(ff)	— (rr)		1,535	1,562,016
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		1,000	1,003,637
3.875%	01/27/26		910	930,431
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28		7,435	7,378,797
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,487,616
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	09/08/19		800	798,447
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	3,949,689
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	1,991,888
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	16,821	2,623,856
2.500%	10/01/47	DKK	7	1,072
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
3.133%(c)	05/17/21		1,400	1,403,471
Realkredit Danmark A/S (Denmark),

A157

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Covered Bonds
2.000%	10/01/47	DKK	81,133	$12,654,775
Covered Bonds, MTN
2.500%	07/01/47	DKK	74	11,577
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		4,540	4,590,729
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21		1,680	1,683,624
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	— (a)(rr)		300	305,625
8.625%(ff)	— (rr)		200	213,000
Sr. Unsec’d. Notes
3.875%	09/12/23		500	502,073
4.519%(ff)	06/25/24		1,800	1,840,648
5.076%(ff)	01/27/30		2,800	2,947,656
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
4.152%(c)	06/25/24		3,200	3,158,461
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	— (rr)	GBP	200	268,013
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	1,995,044
2.875%	08/05/21		2,300	2,280,174
4.796%(ff)	11/15/24		2,700	2,779,947
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	62,000	7,635,423
Covered Bonds, MTN
1.500%	12/15/21	SEK	10,000	1,113,862
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22		300	304,262
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.745%(c)	04/06/20		1,600	1,601,109
State Street Corp.,
Jr. Sub. Notes
5.250%(ff)	— (a)(rr)		1,280	1,307,200
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
3.123%(c)	01/17/20		1,445	1,447,632
Gtd. Notes
2.450%	01/16/20		2,825	2,817,775
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	141,000	15,604,664
2.000%	06/17/26	SEK	35,000	4,016,607
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	35,000	3,842,975
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,390,520
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%), 144A, 144A
3.175%(c)	06/08/20		1,900	1,906,840
Sr. Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.200%	06/08/20	2,200	$2,185,300
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22	2,900	2,874,005
2.859%(ff)	08/15/23	1,620	1,596,018
3.491%	05/23/23	3,000	3,014,321
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
7.830%	12/04/23	6,300	6,989,913
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.974%(c)	10/31/23(a)	1,600	1,625,628

			339,559,588

Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	860	869,257
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	588,635

			1,457,892

Biotechnology — 0.0%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	950	959,563

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	300	294,111
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48	300	277,964
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/20	1,100	1,101,196
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22	2,600	2,666,990
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	607,500

			4,947,761

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,230	1,108,537
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	300	311,246
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21	1,480	1,522,880
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20	860	859,373
3.800%	03/15/25	858	877,249

A158

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24(a)	2,270	$2,478,026
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	165,154
5.250%	01/15/45	1,220	1,290,779
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,800	1,811,952
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	525	556,770
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	425	425,118
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	400	401,424
3.933%	04/23/21	600	602,789

			12,411,297

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21	700	686,494
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
3.278%(c)	08/04/20	5,200	5,203,899
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20	740	738,026
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19	1,500	1,495,634
3.300%	12/01/26	2,670	2,596,850
4.500%	02/15/45	625	614,582
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	848	857,420
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	875	851,113
5.500%	05/15/27	975	984,750
5.875%	09/15/26	225	232,594
6.500%	12/15/26	500	526,250

			14,787,612

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	5,750	5,899,270
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22	1,000	999,282

			6,898,552

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes
3.750%	05/15/19		1,550	$1,551,271
4.625%	10/30/20		1,600	1,637,597
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20		200	209,000
Sr. Unsec’d. Notes
4.125%	03/30/20		300	301,977
4.250%	04/15/21		200	202,500
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/22/24		1,300	1,320,922
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.750%	09/18/22		1,600	1,565,232
3.500%	09/18/27		500	486,096
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	5,417	844,744
Clifford Capital Pte Ltd. (Singapore),
Gov’t. Gtd. Notes, EMTN
3.380%	03/07/28		1,200	1,222,499
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass
Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		842	853,885
Doric Nimrod Air Finance Alpha Ltd. 2013-1 Class A Pass
Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		1,155	1,174,615
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
10.459%(s)	10/08/20	EUR	2,285	2,441,458
Goodman HK Finance (Hong Kong),
Gtd. Notes, EMTN
4.375%	06/19/24		1,100	1,128,675
ICBCIL Finance Co. Ltd. (Hong Kong),
Sr. Unsec’d. Notes
2.125%	09/29/19		2,100	2,090,025
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		100	100,000
6.250%	05/15/19		1,600	1,605,847
8.250%	12/15/20		2,300	2,484,150
Jyske Realkredit A/S (Denmark),
Covered Bonds
2.500%	10/01/47	DKK	7	1,186
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)
2.851%	12/23/24		400	7,600
2.907%	11/16/24		200	3,800
5.625%	01/24/13		1,700	32,300
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	400	457,290
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%
2.967%(c)	06/30/21		400	400,197
Nationstar Mortgage Holdings, Inc.,

A159

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A
8.125%	07/15/23		950	$978,500
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	103,250
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19(a)		1,172	1,173,465
8.000%	03/25/20		900	936,000
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	57,158	8,917,380
2.500%	10/01/47	DKK	2	302
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		400	399,491
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		2,980	2,976,040

				37,607,294

Electric — 0.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20		500	495,312
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,291,875
5.750%	01/15/25(a)		1,675	1,666,625
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	462,694
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	988,025
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
3.002%(c)	06/25/21		300	299,548
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,345,190
Sr. Unsec’d. Notes
2.850%	08/15/26		405	388,756
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		1,385	1,319,323
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
3.193%(c)	05/14/21		5,100	5,097,085
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	198,839
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	776,560
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	3,932,336
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,725,855
Eskom Holdings SOC Ltd. (South Africa),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28	500	$513,997
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	778,960
Exelon Corp.,
Sr. Unsec’d. Notes
2.850%	06/15/20	500	499,456
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	794,076
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	3,325	3,487,496
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28	600	603,023
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	700	745,097
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/23	400	412,378
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	800	824,585
Gtd. Notes, 3 Month LIBOR + 0.315%
2.930%(c)	09/03/19	3,340	3,340,940
Gtd. Notes, 3 Month LIBOR + 0.400%
3.029%(c)	08/21/20	4,100	4,092,193
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	263,487
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,010,128
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	865	860,961
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	940,038
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
3.061%(c)	03/15/21	2,400	2,377,722
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,900	1,878,868
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
3.183%(c)	12/20/20	2,000	1,991,154
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	1,335	1,288,866
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A
2.125%	05/18/21	215	210,788

			47,902,236

A160

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electronics — 0.0%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,425	$1,460,625

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		500	480,750
5.500%	07/31/47		550	506,000

				986,750

Entertainment — 0.0%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	225	292,000
4.875%	02/28/47	GBP	125	160,028

				452,028

Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		450	426,938
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		1,600	1,609,989
3.650%	03/15/23		3,100	3,143,439
4.250%	04/15/21		200	204,456
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		1,700	1,666,777
General Mills, Inc.,
Sr. Unsec’d. Notes
4.000%	04/17/25		100	103,473
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.319%(c)	04/16/21		200	199,626
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,050	2,101,250
Kraft Heinz Foods Co.,
Gtd. Notes
5.375%	02/10/20		900	918,360
Kroger Co. (The),
Sr. Unsec’d. Notes, GMTN
1.500%	09/30/19		200	198,577
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		375	378,035
4.200%	04/01/59		325	333,159
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,200	1,169,656

				12,453,735

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24		700	711,375
5.875%	08/20/26		700	699,125
CenterPoint Energy Resources Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Sr. Unsec’d. Notes
3.550%	04/01/23		400	$407,129
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.211%(c)	06/15/21		3,400	3,398,450
Southern California Gas Co.,
First Mortgage
4.300%	01/15/49		2,150	2,302,578
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	350,127

				7,868,784

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,610,878
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,096,448
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	234,422
2.250%	03/07/39	EUR	200	243,798
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	525,232
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		3,300	3,291,900
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.375%(c)	03/19/21		200	199,326

				8,202,004

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,000,645
6.750%	12/15/37		1,410	1,704,867
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	EUR	365	426,813
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24		165	122,975
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25		2,400	2,378,827
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		375	405,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	269,422
3.200%	02/01/22		1,225	1,233,887
4.625%	11/15/20		550	562,120
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	366,273

A161

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
4.763%	08/01/2116		675		$719,209
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040		1,036,564
3.450%	06/01/26		285		282,814
3.500%	03/30/25		1,650		1,650,282
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)		675		678,409
Sec’d. Notes, 144A
6.250%	02/01/27		625		648,781

					13,486,888

Holding Companies-Diversified — 0.0%
Co-operative Group Holdings Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20	GBP	1,500		2,042,577
7.500%	07/08/26	GBP	200		290,057

					2,332,634

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500		1,499,999
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200		2,230,250
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500		1,545,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000		2,005,000

					7,280,249

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)		650		650,403

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
3.162%(c)	06/24/22		900		892,522
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250		1,425,499

					2,318,021

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		145		138,391

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		700		721,544
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	06/07/20		—	(r)	114

Interest Rate	Maturity Date	Principal Amount (000)#			Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%), 144A
7.592%(c)	02/12/23		—	(r)	$352
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		2,655		2,671,802
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660		733,635
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100		1,294,764
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700		814,435
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780		1,821,096
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360		3,383,776
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48		400		416,853
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530		1,709,968

					13,568,339

Internet — 0.0%
eBay, Inc.,
Sr. Unsec’d. Notes
2.875%	08/01/21(a)		1,000		1,000,149
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.595%	01/19/28		300		295,988

					1,296,137

Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		1,175		1,239,625
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23		200		206,158
5.125%	08/08/25		900		938,059
5.400%	08/08/28		1,100		1,152,360

					3,536,202

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc. (Japan),
Gtd. Notes
2.118%	09/11/20		300		295,757

Machinery-Diversified — 0.0%
CNH Industrial Capital LLC,
Gtd. Notes
3.375%	07/15/19		400		400,500
John Deere Capital Corp.,

A162

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.897%(c)	06/22/20		2,400	$2,404,137

				2,804,637

Media — 0.4%
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22	EUR	1,500	1,700,042
Gtd. Notes, 144A
7.750%	05/15/22(a)		5,100	5,100,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	2,481,963
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		4,050	4,079,441
4.464%	07/23/22		7,700	7,966,507
5.375%	05/01/47		300	298,917
6.384%	10/23/35		790	880,860
6.484%	10/23/45		955	1,070,558
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%
2.922%(c)	10/01/20		1,300	1,301,799
Gtd. Notes, 3 Month LIBOR + 0.630%
3.417%(c)	04/15/24		1,400	1,401,294
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,700	2,687,743
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		1,025	1,098,339
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19		400	405,000
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	609,805
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	300	350,849
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27	GBP	1,100	1,440,843
Warner Media LLC,
Gtd. Notes
2.950%	07/15/26		2,100	1,987,560
3.600%	07/15/25		350	349,122
3.800%	02/15/27		830	826,624

				36,037,266

Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	429,096
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25(a)		10,000	10,596,502

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.230%	11/15/21		400	$415,967
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		250	300,113

				11,741,678

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
0.375%	05/17/22	EUR	600	665,443
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		300	298,572
5.500%	01/08/20		1,500	1,532,532
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,439,125
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
3.247%(c)	11/10/20		1,290	1,284,371

				5,220,043

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		2,605	2,548,367
3.250%	02/11/22		285	285,932
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	390,321
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,916,860

				5,141,480

Office/Business Equipment — 0.0%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,133,994

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,497,799
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		900	891,154
CNPC General Capital Ltd. (China),
Gtd. Notes
2.750%	05/14/19		1,300	1,299,900
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		170	179,437
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28(a)		500	513,349
Devon Energy Corp.,
Sr. Unsec’d. Notes

A163

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.600%	07/15/41		500	$551,002
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		1,950	2,020,688
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	791,417
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,630,331
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,610	1,680,432
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,335	1,346,305
4.750%	04/19/27		200	205,140
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,465,389
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		600	555,000
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21		1,227	1,206,733
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22		388	369,761
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A, 144A
7.720%	12/01/26		1,514	374,445
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25(a)		3,149	3,194,692
5.750%	02/01/29		650	643,825
5.999%	01/27/28		4,945	5,004,340
6.125%	01/17/22		442	466,531
6.250%	03/17/24(a)		2,700	2,899,125
6.900%	03/19/49		845	836,043
7.375%	01/17/27		2,665	2,932,433
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	05/16/24		5,400	1,206,899
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	900	1,009,644
5.375%	03/13/22		375	382,785
5.500%	01/21/21		1,310	1,332,270
6.350%	02/12/48		114	100,508
6.375%	01/23/45		773	682,791
6.500%	03/13/27		6,480	6,525,360
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	300,487
4.875%	02/21/28	EUR	500	570,009
Gtd. Notes, MTN
6.750%	09/21/47		455	417,690
6.875%	08/04/26		650	677,495
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		1,079	1,173,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	2,412	$2,623,586
9.750%	01/06/27	1,833	2,043,896
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	340	343,060

			51,945,460

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
1.000%(s)	— (rr)	1,696	8,479

Packaging & Containers — 0.0%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	500	504,473

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,400	1,403,138
4.500%	05/14/35	1,625	1,589,545
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,115	2,071,348
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	1,500	1,543,213
5.000%	12/15/21	1,500	1,561,051
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	470	464,000
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	290	307,400
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	120	123,035
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.750%	07/15/21	1,000	983,272
4.250%	12/15/25	500	505,359
4.375%	12/15/28	900	893,638
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
3.232%(c)	06/25/21	500	495,677
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A
3.621%(c)	12/15/23	700	689,717
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	680	705,344
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	800	786,342
2.750%	12/01/22	1,740	1,715,923
3.350%	03/09/21	300	302,287
3.700%	03/09/23	700	711,256
4.780%	03/25/38	100	99,029
5.050%	03/25/48	310	312,295
5.125%	07/20/45	380	386,190

A164

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
5.300%	12/05/43		500	$520,469
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.950%	03/15/49		1,385	1,417,341
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,540	3,705,819
Mylan NV,
Gtd. Notes
3.150%	06/15/21		500	498,542
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		830	748,575
Gtd. Notes, 144A
3.125%	01/15/23		600	586,155
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,489,200
3.200%	09/23/26		3,545	3,428,040
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22	EUR	900	1,035,876
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		500	492,030
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
3.250%	04/15/22	EUR	500	573,267

				33,144,373

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19		100	101,003
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26		1,555	1,581,201
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.400%
3.183%(c)	01/10/20		1,300	1,299,405
Gtd. Notes, 3 Month LIBOR + 0.700%
3.311%(c)	06/15/20		1,700	1,699,369
Energy Transfer Operating LP,
Gtd. Notes
4.150%	10/01/20		300	304,832
5.300%	04/15/47		270	266,449
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		100	103,134
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	2,166,326
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		2,600	2,412,254
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		816	823,266

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/20		200	$206,205
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	911,637
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,835,951
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		105	106,542
5.500%	02/15/49		1,055	1,125,326
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		300	310,257
4.950%	07/13/47		770	759,043
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,029,584
Spectra Energy Partners LP,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.299%(c)	06/05/20		100	99,884
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	995,422
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	90,009
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	693,270
4.300%	03/04/24		2,275	2,365,125
4.850%	03/01/48		200	199,250
4.900%	01/15/45		287	286,562

				24,771,306

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	2,116,900
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,026,707
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21	GBP	504	688,362
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,106,390

				7,938,359

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	230,902
5.900%	11/01/21		300	321,119
Camden Property Trust,

A165

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	$1,753,267
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	733,250
5.300%	01/15/29		1,900	1,982,840
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	1,889,116
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	198,114
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,180,934
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		1,550	1,577,125
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21		1,750	1,814,106
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.549%(c)	04/16/19		1,500	1,500,413
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		2,750	2,814,508
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24		2,870	2,919,352
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	2,869,097

				23,784,143

Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21		800	801,072
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	906,519
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.473%(c)	04/17/20		825	825,182
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		3,000	3,063,750
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23	GBP	1,000	1,316,687
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
3.195%(c)	10/28/21		2,400	2,400,204
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		550	460,625
QVC, Inc.,
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
3.125%	04/01/19		500	$500,000
5.125%	07/02/22		300	314,317

				10,588,356

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes, EMTN
6.875%(ff)	— (rr)	GBP	500	653,574
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,485,014

				4,138,588

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	04/15/21		2,115	2,112,504
3.125%	10/15/22		1,625	1,617,574
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.125%	11/01/21		600	616,563

				4,346,641

Software — 0.0%
IQVIA, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24	EUR	1,150	1,326,036
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		2,210	2,304,938
4.450%	11/03/45		143	162,094
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	96,133

				3,889,201

Telecommunications — 0.5%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	1,470,000
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/05/26	EUR	1,000	1,169,430
3.150%	09/04/36	EUR	1,000	1,185,157
3.400%	05/15/25		2,865	2,834,964
4.300%	02/15/30		450	455,165
4.850%	03/01/39		1,515	1,524,225
5.150%	02/15/50		500	510,783
5.250%	03/01/37		125	130,964
5.300%	08/15/58		200	201,845
5.450%	03/01/47(a)		910	972,201
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.376%(c)	06/01/21		6,100	6,125,322
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.737%(c)	07/15/21		1,700	1,720,017
BellSouth LLC,
Gtd. Notes, 144A
4.333%	04/26/21		4,700	4,705,123
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		400	400,915

A166

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22		300	$299,105
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	576,000
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	306,740
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)		1,000	961,250
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	1,961,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		1,250	1,249,625
4.738%	09/20/29		500	505,625
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.134%	04/27/20		400	409,242
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,708,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		950	1,004,144
4.522%	09/15/48		1,630	1,672,803
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29(a)		550	565,824
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.784%(c)	05/15/25		3,900	3,900,390
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	650	706,647
3.125%	01/20/25	EUR	1,375	1,453,879

				40,687,135

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		200	205,539
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	7,810,520
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	05/11/20		100	99,701
2.650%	03/02/20		200	199,676

				8,315,436

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,490,149
3.950%	03/10/25		2,800	2,813,158
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
3.000%	07/15/22	500	$493,935

			5,797,242

TOTAL CORPORATE BONDS (cost $907,843,520)			908,708,893

MUNICIPAL BONDS — 0.2%
California — 0.0%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40	1,100	1,152,690
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	1,075	1,668,927
7.625%	03/01/40	200	302,936

			3,124,553

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	1,796	2,158,738

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	600	787,902
State of Illinois,
General Obligation Unlimited
5.000%	11/01/22	2,440	2,630,637

			3,418,539

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40	1,500	2,025,255
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	593,558
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,481,320

			7,100,133

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	1,500	2,489,504

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico),
Revenue Bonds
5.000%	07/01/58	750	741,038

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	400	413,612

A167

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds
10.067%(s)	06/01/47	5,100	$318,801

TOTAL MUNICIPAL BONDS (cost $18,531,790)			19,764,918

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
4.193%(cc)	09/25/35	85	79,752
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	7	6,885
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040%
4.437%(c)	11/25/35	11	10,536
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500%
3.897%(c)	11/25/35	11	10,212
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.397%(c)	12/25/35	184	166,565
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.397%(c)	02/25/36	13	12,088
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
2.766%(c)	02/25/37	1,216	1,105,568
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
2.756%(c)	02/25/36	2,904	2,638,127
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540%
3.026%(c)	08/25/35	1,675	1,112,806
Series 2006-2CB, Class A14
5.500%	03/25/36	27	19,549
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,119	572,381
Series 2006-OA2, Class A5, 1 Month LIBOR + 0.230%
2.718%(c)	05/20/46	1,395	1,138,994
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
2.676%(c)	09/25/46	61	56,164
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.668%(c)	02/20/47	1,800	1,453,082
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
2.646%(c)	02/25/47	102	96,881
Series 2007-16CB, Class 5A1
6.250%	08/25/37	26	21,059
American Home Mortgage Assets Trust,
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
3.097%(c)	02/25/47	1,633	998,816
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.676%(c)	03/27/36	2,078	2,022,804
Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.616%(c)	02/27/37	2,253	2,190,710

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A
2.656%(c)	05/27/36		1,697	$1,677,861
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36		19	18,123
Series 2006-J, Class 4A1
4.660%(cc)	01/20/47		640	611,761
Series 2015-R2, Class 5A1, 1 Month LIBOR + 0.165%, 144A
2.651%(c)	09/29/36		2,238	2,186,007
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30		594	589,813
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
4.359%(cc)	06/25/35		27	25,611
Series 2005-H, Class 2A1
4.348%(cc)	09/25/35		13	12,938
Series 2005-H, Class 2A5
4.348%(cc)	09/25/35		160	154,323
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A, 3 Month EURIBOR + 0.110%
0.000%(c)	10/25/37	EUR	258	286,401
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
146.596%(cc)	04/26/37		3	701
Series 2011-RR4, Class 8A2, 144A
21.971%(cc)	02/26/36		715	276,115
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		135	136,560
Series 2011-RR5, Class 12A2, 144A
4.917%(cc)	03/26/37		836	898,406
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.148%(cc)	08/25/33		4	4,367
Series 2003-9, Class 2A1
4.683%(cc)	02/25/34		44	45,153
Series 2004-2, Class 22A
4.547%(cc)	05/25/34		8	8,100
Series 2004-10, Class 13A1
4.350%(cc)	01/25/35		45	44,494
Series 2004-10, Class 22A1
4.427%(cc)	01/25/35		28	27,673
Series 2005-1, Class 2A1
4.375%(cc)	03/25/35		22	21,954
Series 2005-4, Class 3A1
4.199%(cc)	08/25/35		273	253,229
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
4.262%(cc)	09/25/35		130	107,023
Series 2005-9, Class 24A1
4.183%(cc)	11/25/35		80	69,225
Series 2005-10, Class 24A1
4.249%(cc)	01/25/36		125	125,430
Series 2006-2, Class 23A1
4.263%(cc)	03/25/36		146	123,523
Series 2006-4, Class 21A1
3.951%(cc)	08/25/36		131	115,168

A168

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-5, Class 2A2
3.933%(cc)	08/25/36	203	$133,489
Series 2006-6, Class 32A1
3.960%(cc)	11/25/36	302	250,134
Series 2006-8, Class 3A1, 1 Month LIBOR + 0.160%
2.646%(c)	02/25/34	54	54,133
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1, 1 Month LIBOR + 0.160%
2.646%(c)	12/25/46	2,115	2,010,075
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6, Class 1A1
4.335%(cc)	01/26/36	752	676,814
Series 2007-R6, Class 2A1
3.745%(cc)	12/26/46	510	464,094
Bellemeade Re Ltd. (Bermuda),
Series 2018-2A, Class M1A, 1 Month LIBOR + 0.950%, 144A
3.436%(c)	08/25/28	795	794,996
Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A
3.836%(c)	08/25/28	300	300,088
Series 2018-2A, Class M1C, 1 Month LIBOR + 1.600%, 144A
4.086%(c)	08/25/28	300	299,657
Series 2018-3A, Class M1A, 1 Month LIBOR + 1.200%, 144A
3.686%(c)	10/25/27	300	299,814
Series 2018-3A, Class M1B, 1 Month LIBOR + 1.850%, 144A
4.336%(c)	10/25/27	450	451,953
Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
4.186%(c)	10/25/27	463	467,237
Central Park Funding Trust,
Series 2018-1, Class A, 1 Month LIBOR + 1.500%, 144A
3.989%(c)	11/01/23^	4,900	4,900,000
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.677%(cc)	07/25/37	111	99,277
CIM Trust,
Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A
4.489%(c)	12/25/57	1,243	1,250,930
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
4.489%(c)	01/25/57	571	579,318
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	1,295	1,266,470
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	2,460	2,435,545
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	446	452,161
Series 2011-12, Class 3A2, 144A
4.018%(cc)	09/25/47	524	495,121
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
5.129%(cc)	03/25/34	25	25,538
Series 2005-10, Class 1A2A
4.143%(cc)	12/25/35	40	29,519

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.923%(cc)	08/25/34		45	$42,329
Series 2004-12, Class 12A1
4.119%(cc)	08/25/34		86	85,611
Series 2004-22, Class A3
4.272%(cc)	11/25/34		608	604,579
Series 2004-HYB5, Class 2A1
4.329%(cc)	04/20/35		20	19,760
Series 2005-2, Class 1A1, 1 Month LIBOR + 0.640%
3.126%(c)	03/25/35		410	369,825
Series 2005-9, Class 1A1, 1 Month LIBOR + 0.600%
3.086%(c)	05/25/35		498	456,338
Series 2005-HYB6, Class 5A1
3.907%(cc)	10/20/35		76	67,216
Series 2005-HYB9, Class 5A1, 12 Month LIBOR + 1.750%
4.667%(c)	02/20/36		210	191,509
Series 2007-17, Class 2A1
6.500%	10/25/37		1,993	1,390,187
Series 2007-18, Class 1A1
6.000%	11/25/37		147	124,716
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2, 1 Month LIBOR + 0.740%
3.226%(c)	10/25/34		27	26,858
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(cc)	04/25/37		198	91,674
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38		882	878,586
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/33		3	3,242
Series 2007-AR2, Class A1, 1 Month LIBOR + 0.150%
2.636%(c)	03/25/37		1,170	1,071,583
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1, 1 Month LIBOR + 0.100%
2.586%(c)	10/25/36		7	5,055
Series 2006-AB4, Class A6A2
5.886%	10/25/36		50	46,595
Dukinfield PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000%
1.870%(c)	08/15/45	GBP	1,946	2,538,863
Eagle Re Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.700%, 144A
4.186%(c)	11/25/28		1,500	1,505,504
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
1.045%(c)	06/15/40	GBP	889	1,094,036
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
1.003%(c)	12/10/44	GBP	756	973,918
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.793%(c)	06/13/45	GBP	502	649,300
Series 2007-3X, Class A3C, 3 Month GBP LIBOR + 0.950%

A169

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.793%(c)	06/13/45	GBP	167	$215,426
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29		397	398,270
Fannie Mae REMICS,
Series 2019-5, Class FA, 1 Month LIBOR + 0.400%
2.886%(c)	03/25/49		3,752	3,739,016
Series 2005-54, Class ZM
4.500%	06/25/35		70	74,356
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.570%(c)	12/25/36		41	40,418
Series 2015-87, Class BF, 1 Month LIBOR + 0.300%
2.786%(c)	12/25/45		1,666	1,660,218
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month EURIBOR + 0.330%
0.020%(c)	12/15/43	EUR	278	311,516
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
4.173%(cc)	03/25/35		367	301,283
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
4.771%(cc)	05/25/37		264	211,551
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		97	109,609
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.859%(c)	07/15/44		1,088	1,084,625
Series 2906, Class GZ
5.000%	09/15/34		307	334,186
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.934%(c)	08/15/33		16	15,939
Freddie Mac STACR Trust,
Series 2019-DNA1, Class M2, 1 Month LIBOR + 2.650%, 144A
5.136%(c)	01/25/49		260	264,138
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.934%(c)	09/15/42		658	659,720
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
7.036%(c)	10/25/24		236	258,947
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.786%(c)	10/25/27		3,190	3,495,841
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28		538	545,366
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.836%(c)	03/25/29		740	746,444
Government National Mortgage Assoc.,
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150%
3.030%(c)	08/20/68		1,512	1,491,084
Series 2019-20, Class FE, 1 Month LIBOR + 0.400%
2.888%(c)	02/20/49		3,593	3,585,637
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650%
3.159%(c)	01/20/64		1,349	1,354,524
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500%
3.009%(c)	07/20/64		2,408	2,408,779
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.189%(c)	08/20/61	223	$223,142
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
3.509%(c)	01/20/66	2,234	2,268,491
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	6,882	6,998,182
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
5.164%(cc)	10/25/33	187	186,309
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1, 1 Month LIBOR + 0.240%
2.726%(c)	08/25/45	1,636	1,537,512
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A
2.626%(c)	01/26/37	1,095	1,081,565
Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A
2.626%(c)	01/26/37	1,300	1,247,552
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.750%
4.300%(c)	03/25/33	5	4,687
Series 2005-AR1, Class 1A1
4.808%(cc)	01/25/35	10	9,988
Series 2005-AR2, Class 2A1
4.758%(cc)	04/25/35	122	123,544
Series 2005-AR3, Class 6A1
4.259%(cc)	05/25/35	199	193,793
Series 2006-AR1, Class 2A1
4.408%(cc)	01/25/36	83	83,526
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
4.652%(cc)	04/19/34	48	48,693
Series 2005-2, Class 2A1A, 1 Month LIBOR + 0.440%
2.922%(c)	05/19/35	415	400,595
Series 2005-4, Class 3A1
4.115%(cc)	07/19/35	25	23,030
Series 2005-9, Class 2A1A, 1 Month LIBOR + 0.340%
2.828%(c)	06/20/35	1,563	1,545,372
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
3.088%(c)	06/20/35	961	943,960
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310%
2.792%(c)	11/19/35	462	436,773
Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%
2.662%(c)	07/19/46	78	59,367
Home Re Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.600%, 144A
4.086%(c)	10/25/28	220	220,415
HomeBanc Mortgage Trust,
Series 2005-4, Class A2, 1 Month LIBOR + 0.330%
2.816%(c)	10/25/35	93	93,027
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.646%(c)	03/25/37	1,359	1,253,271
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.588%(cc)	11/25/35	22	21,308
Series 2007-AR1, Class 1A2

A170

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.250%(cc)	03/25/37		753	$721,240
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.934%(cc)	08/25/36		317	293,431
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
3.326%(c)	05/25/34		505	472,779
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480%
2.966%(c)	07/25/35		51	49,853
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310%
2.796%(c)	10/25/36		1,216	936,550
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.676%(c)	09/25/46		219	196,002
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.171%(cc)	11/25/33		5	4,897
Series 2005-A2, Class 7CB1
4.389%(cc)	04/25/35		33	33,025
Series 2005-A6, Class 2A1
4.619%(cc)	08/25/35		20	20,361
Series 2005-ALT1, Class 3A1
4.093%(cc)	10/25/35		63	55,189
Series 2006-A1, Class 3A2
4.351%(cc)	02/25/36		25	20,613
Series 2006-A7, Class 2A2
4.211%(cc)	01/25/37		880	837,966
Series 2007-A1, Class 1A1
4.436%(cc)	07/25/35		19	19,867
Series 2007-S3, Class 1A90
7.000%	08/25/37		207	171,536
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.763%(c)	06/14/40		2,610	2,546,201
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%
2.691%(c)	08/25/46		1,075	1,060,569
Series 2007-4N, Class 1A2A, 1 Month LIBOR + 0.160%
2.646%(c)	03/25/47		894	877,412
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
2.666%(c)	07/25/37		1,430	1,270,397
LSTAR Securities Investment Ltd.,
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.252%(c)	09/01/22		884	887,901
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
4.152%(c)	11/01/22		758	758,035
Series 2017-9, Class A, 1 Month LIBOR + 1.550%, 144A
4.052%(c)	12/01/22		274	273,871
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.160%
0.000%(c)	01/01/61	EUR	3,149	3,313,606
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.495%(c)	12/15/49	GBP	1,695	2,148,427
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
4.012%(cc)	12/25/33		56	54,062
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
4.361%(cc)	02/25/33		49	48,585

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57		935	$947,213
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
4.399%(cc)	06/25/36		63	64,656
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.931%(c)	10/07/20		105	105,399
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
3.041%(c)	12/08/20		143	142,982
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
3.041%(c)	12/08/20		1,082	1,086,299
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	01/25/48		677	672,679
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, 3 Month EURIBOR + 0.230%
0.000%(c)	12/01/50	EUR	549	568,656
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
1.012%(c)	12/01/50	GBP	3,138	3,835,416
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.975%(c)	12/15/50	GBP	465	601,889
Series 2007-3X, Class A2B, 3 Month EURIBOR + 0.600%
0.291%(c)	12/15/50	EUR	2,029	2,194,378
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.845%(c)	12/15/50	GBP	1,039	1,296,520
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
2.095%(c)	12/15/50	GBP	260	318,450
Oaktown Re II Ltd. (Bermuda),
Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A
4.036%(c)	07/25/28		400	398,958
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
3.136%(c)	06/25/57		254	252,006
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.431%(cc)	08/25/33		33	33,597
Radnor Re Ltd. (Bermuda),
Series 2019-1, Class M1A, 1 Month LIBOR + 1.250%, 144A
3.736%(c)	02/25/29		1,050	1,049,999
RALI Trust,
Series 2007-QS3, Class A3
6.250%	02/25/37		2,857	2,594,104
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 1 Month LIBOR + 0.420%, 144A
2.909%(c)	11/25/34		1,115	1,021,300
Series 2006-R1, Class AF1, 1 Month LIBOR + 0.340%, 144A
2.826%(c)	01/25/36		1,281	1,251,934
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		83	80,407
Series 2006-QO6, Class A1, 1 Month LIBOR + 0.180%

A171

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.666%(c)	06/25/46		567	$228,739
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.636%(c)	02/25/47		1,749	991,268
Residential Asset Securitization Trust,
Series 2005-A4, Class A1, 1 Month LIBOR + 0.450%
2.936%(c)	04/25/35		225	173,677
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
4.489%(cc)	09/25/35		221	182,207
Series 2006-SA1, Class 2A1
5.100%(cc)	02/25/36		55	49,385
RESIMAC Bastille Trust (Australia),
Series 2018-1NCA, Class A1, 1 Month LIBOR + 0.850%, 144A
3.332%(c)	12/16/59		931	926,887
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
1.005%(c)	12/15/43	GBP	1,427	1,749,640
Series 2007-1X, Class M1B, 3 Month GBP LIBOR + 0.220%
1.065%(c)	12/15/43	GBP	691	818,849
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.995%(c)	06/12/44	GBP	2,065	2,518,636
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.688%(c)	07/20/36		82	78,650
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	09/25/48		1,040	1,038,928
Series 2018-HRP2, Class M1, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	02/25/47		460	460,000
Stanlington No. 1 PLC (United Kingdom),
Series 2017-1, Class A, 3 Month GBP LIBOR + 1.000%
1.845%(c)	06/12/46	GBP	1,490	1,943,312
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.570%(cc)	02/25/34		91	90,239
Series 2004-4, Class 3A2
4.554%(cc)	04/25/34		11	10,889
Series 2004-18, Class 3A1
4.320%(cc)	12/25/34		2,534	2,522,351
Series 2004-18, Class 5A
4.424%(cc)	12/25/34		4	4,076
Series 2005-1, Class 2A
4.458%(cc)	02/25/35		2,023	2,034,484
Series 2005-18, Class 6A1
4.567%(cc)	09/25/35		245	235,210
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1, 1 Month LIBOR + 0.660%
3.142%(c)	10/19/34		7	6,613
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.732%(c)	07/19/35		91	90,459
Series 2006-AR3, Class 12A1, 1 Month LIBOR + 0.220%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.706%(c)	05/25/36		139	$126,121
Series 2006-AR7, Class A10, 1 Month LIBOR + 0.200%
2.686%(c)	08/25/36		921	1,149,632
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.606%(c)	08/25/36		2,256	2,060,935
Series 2007-AR4, Class A3, 1 Month LIBOR + 0.220%
2.706%(c)	09/25/47		470	443,415
Structured Asset Securities Corp.,
Series 2006-RF1, Class 1A, 1 Month LIBOR + 0.280%, 144A
2.766%(c)	01/25/36		527	485,505
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.776%(c)	10/25/36		1,058	933,823
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	24,980
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.044%(c)	06/25/47		65	60,608
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 3 Month GBP LIBOR + 1.025%, 144A
1.864%(c)	10/20/51	GBP	6,000	7,814,739
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
2.078%(c)	07/15/51	GBP	847	1,108,412
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
4.548%(cc)	03/20/37		101	98,540
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-2, Class 1A3, 1 Month LIBOR + 0.450%
2.936%(c)	04/25/35		605	491,491
Series 2005-AR10, Class 3A1
3.646%(cc)	08/25/35		3	2,684
Series 2005-AR16, Class 1A3
4.256%(cc)	12/25/35		377	376,476
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
3.597%(c)	11/25/42		1	1,089
Series 2006-1, Class 2CB2
7.000%	02/25/36		1,395	1,136,305
Series 2006-AR2, Class 2A1
3.740%(cc)	03/25/36		184	168,354
Series 2006-AR5, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940%
3.337%(c)	07/25/46		37	27,239
Series 2006-AR5, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980%
3.377%(c)	06/25/46		36	35,249
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.625%(c)	07/25/46		211	206,605
Series 2006-AR10, Class 1A2
3.857%(cc)	09/25/36		41	38,987

A172

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.625%(c)	10/25/46		19	$18,490
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.625%(c)	11/25/46		73	71,522
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730%
3.127%(c)	01/25/47		111	112,026
Series 2007-HY1, Class 3A3
3.874%(cc)	02/25/37		3,983	3,802,801
Series 2007-OA3, Class 2A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 0.750%
3.147%(c)	02/25/47		551	488,606
Series 2007-OA3, Class 2A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 0.770%
3.167%(c)	04/25/47		4,325	3,920,736
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR16, Class 7A1
4.751%(cc)	10/25/35		1,394	1,393,580
Series 2007-1, Class A4
5.750%	02/25/37		115	108,023
Series 2004-S, Class A1
4.618%(cc)	09/25/34		16	16,231
Series 2005-AR4, Class 1A3
5.145%(cc)	04/25/35		844	861,179
Series 2006-AR2, Class 2A1
4.954%(cc)	03/25/36		158	160,660
Series 2006-AR2, Class 2A3
4.954%(cc)	03/25/36		113	114,217
Series 2006-AR6, Class 3A1
4.961%(cc)	03/25/36		74	71,559
Series 2006-AR8, Class 3A1
5.004%(cc)	04/25/36		54	53,882
Series 2006-AR10, Class 5A6
4.542%(cc)	07/25/36		288	289,143

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $171,887,356)				173,835,140

SOVEREIGN BONDS — 4.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,800	1,782,000
3.125%	10/11/27		1,900	1,885,750
Argentina Bocon (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
49.153%(c)	10/04/22	ARS	100	3,852
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS
30 to 35 Days + 2.000%
45.563%(c)	04/03/22	ARS	9,069	204,947
Argentina POM Politica Monetaria (Argentina),
Bonds
67.546%(cc)	06/21/20	ARS	53,848	1,368,771
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	700	628,921

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
3.750%(cc)	12/31/38		22,200	$12,820,500
4.625%	01/11/23		1,475	1,208,025
5.875%	01/11/28(a)		610	467,870
6.875%	04/22/21		1,630	1,487,375
6.875%	01/26/27(a)		1,690	1,367,210
7.820%	12/31/33	EUR	1,514	1,465,060
8.280%	12/31/33		526	435,070
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	2,650	2,209,058
3.000%	09/20/25	AUD	3,120	3,195,499
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	483,403
4.950%	02/11/20	EUR	5,000	5,797,007
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,143,103
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,300	2,414,999
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		986	1,011,123
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	2,555	1,801,386
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	393,450
5.625%	02/26/44		2,600	2,930,720
11.750%	02/25/20		250	269,875
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	913	1,019,107
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	7,192,569
7.500%	05/06/21		1,060	1,099,761
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		500	524,380
7.500%	05/06/21		2,150	2,230,647
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	4,189,999
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		850	891,649
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,093,839
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26	EUR	1,275	1,407,823
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		3,300	3,234,033
French Republic Government Bond OAT (France),
Bonds
2.100%	07/25/23	EUR	3,400	4,941,913
2.250%	07/25/20	EUR	4,900	7,322,710

A173

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Bonds, TIPS
1.850%	07/25/27	EUR	942	$1,082,818
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22		4,000	4,175,040
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/29	EUR	2,000	2,247,408
3.000%(cc)	02/24/30	EUR	600	666,455
3.000%(cc)	02/24/32	EUR	90	97,911
3.000%(cc)	02/24/33	EUR	100	107,261
3.000%(cc)	02/24/34	EUR	510	539,851
3.000%(cc)	02/24/37	EUR	1,200	1,243,292
3.900%	01/30/33	EUR	1,675	1,832,874
4.200%	01/30/42	EUR	1,390	1,476,848
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	387,595
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,100,108
6.375%	03/29/21		2,280	2,428,036
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
3.835%	12/13/27		700	682,617
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	2,625	3,291,806
4.100%	04/24/28		8,600	8,738,942
Sr. Unsec’d. Notes, MTN
2.625%	06/14/23	EUR	12,900	15,429,324
2.875%	07/08/21	EUR	600	711,552
3.750%	06/14/28	EUR	875	1,136,128
4.750%	07/18/47		9,300	9,517,471
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		350	335,346
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		700	708,071
4.125%	01/17/48		1,200	1,239,384
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	3,100	3,414,681
2.000%	12/01/25	EUR	7,600	8,533,866
2.500%	11/15/25	EUR	4,600	5,305,382
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	1,411	1,456,397
Unsec’d. Notes, TIPS, 144A
2.100%	09/15/21	EUR	921	1,061,065
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	05/29/19		600	598,949
2.250%	02/24/20		400	399,008
2.375%	07/21/22		2,000	1,987,540
3.250%	07/20/23		1,400	1,438,360
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		400	411,380

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, MTN
2.625%	04/20/22		2,700	$2,694,923
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		1,400	1,387,039
2.625%	04/20/22		5,300	5,290,037
3.000%	03/12/24		200	202,688
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45(a)		3,000	3,846,060
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,123,375
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		800	799,200
3.500%	03/20/27		1,300	1,327,625
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,797,896
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
5.734%	07/30/19	MYR	6,100	1,505,910
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	535,255
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	03/15/15	EUR	3,500	3,697,249
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,600	4,703,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	4,143,767
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	1,700	1,484,911
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,043,240
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		1,600	1,580,858
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		3,000	2,811,779
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,312,951
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.350%	08/12/28	PEN	12,700	4,148,032
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	42,300	13,384,415
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,540,767
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		13,120	14,295,736
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	1,870	2,630,011

A174

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		685	$710,421
3.350%	11/01/23		400	412,892
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	286,477
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		400	398,939
3.400%	10/17/23		740	765,799
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	5,830,873
3.450%	06/02/45	CAD	3,000	2,517,297
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	206,817
Notes
4.250%	12/01/21	CAD	1,100	875,975
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,265,237
3.750%	09/01/24	CAD	1,600	1,300,150
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	239,688
9.950%	06/09/21		1,450	1,352,125
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,453,900
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		8,000	8,227,760
4.000%	03/14/29		2,500	2,576,530
4.500%	04/23/28		3,700	3,953,776
4.817%	03/14/49		680	714,978
5.103%	04/23/48		1,180	1,292,100
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,072,696
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	1,745,212
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,968,422
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33(a)		625	667,055
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,100	2,508,052
5.875%	09/16/25		905	954,621
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
4.375%	04/16/29		1,200	1,249,764
5.250%	01/16/50		1,155	1,231,784
Sr. Unsec’d. Notes, MTN
2.375%	10/26/21		400	393,034
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		9,100	9,012,185
3.625%	03/04/28		1,800	1,784,045
4.000%	04/17/25		4,500	4,607,055

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	425	$470,873
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes
1.400%	07/30/28	EUR	7,800	9,066,430
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	314,317
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	3,200	4,849,410
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	994,409
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	595,439
3.250%	06/01/23		600	612,263
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,480,041
7.000%	06/05/20		600	605,280
7.250%	12/23/23(a)		16,300	16,409,862
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		140	139,475
7.750%	09/01/21		150	148,875
7.750%	09/01/22		9,515	9,392,636
7.750%	09/01/23		1,000	972,599
8.994%	02/01/24		200	200,762
Sr. Unsec’d. Notes, 144A
7.750%	09/01/22		855	844,005
8.994%	02/01/24		200	200,762
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	200	256,949
3.250%	01/22/44	GBP	2,100	3,675,561
3.500%	01/22/45	GBP	2,300	4,217,575
4.250%	03/07/36	GBP	400	743,227
4.250%	12/07/40	GBP	3,100	6,069,141
4.500%	09/07/34	GBP	200	374,691
Unsec’d. Notes
4.250%	06/07/32	GBP	500	889,877
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	4,866	6,458,139
0.125%	08/10/28	GBP	4,100	6,809,496
0.125%	03/22/46	GBP	52	74,461
0.125%	08/10/48	GBP	391	564,235
0.125%	11/22/56	GBP	771	1,123,640
0.125%	11/22/65	GBP	639	896,143
0.750%	11/22/47	GBP	196	279,940
1.875%	11/22/22	GBP	800	1,032,815
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50(a)		4,000	4,270,000

A175

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
8.250%	10/13/24	800	$233,999

TOTAL SOVEREIGN BONDS (cost $403,517,090)			400,836,380

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp.
4.000%	TBA	100	102,936
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
4.750%(c)	03/01/35	5	4,708
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)	820	1,131,050
6.750%	03/15/31(k)	600	837,907
Federal National Mortgage Assoc.
3.500%	TBA	97,200	98,426,331
3.500%	TBA	47,360	47,957,521
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%
3.532%(c)	11/01/42	44	43,095
3.532%(c)	03/01/44	28	28,375
Federal National Mortgage Assoc.
4.000%	TBA	51,600	53,027,493
4.000%	TBA	22,800	23,430,753
4.295%	06/01/21	2,743	2,830,605
6.250%	05/15/29(k)	1,080	1,420,137
6.625%	11/15/30(k)	515	709,188
7.125%	01/15/30(k)	765	1,073,411

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $230,013,522)			231,023,510

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Bonds
2.500%	05/15/46(k)	1,150	1,080,865
3.000%	11/15/44(k)	650	674,020
3.000%	02/15/47(k)	815	845,722
3.000%	02/15/48(h)	70	72,425
3.125%	02/15/43	300	317,871
3.375%	11/15/48(h)	2,825	3,144,026
3.625%	08/15/43	300	344,672
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	46,016	45,798,112
0.125%	04/15/21	62,476	61,977,913
0.125%	01/15/22(k)	5,637	5,592,137
0.125%	04/15/22	42,171	41,735,278
0.125%	07/15/22	14,021	13,945,734
0.125%	01/15/23	6,863	6,784,934
0.125%	07/15/24	24,522	24,211,307
0.125%	07/15/26	9,943	9,723,884
0.250%	01/15/25	27,923	27,619,660
0.375%	07/15/23	10,125	10,149,529
0.375%	07/15/25	27,272	27,247,009
0.375%	01/15/27	19,816	19,634,913
0.375%	07/15/27(h)	329	326,696
0.500%	01/15/28	40,206	40,100,321
0.625%	07/15/21	6,318	6,373,623
0.625%	04/15/23(k)	8,004	8,059,472
0.625%	01/15/26(k)	98,109	99,205,737

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	02/15/43(h)	985	$926,036
0.750%	07/15/28	4,923	5,030,828
0.750%	02/15/42	9,679	9,416,831
0.750%	02/15/45	19,943	19,152,494
0.875%	01/15/29	15,150	15,631,177
0.875%	02/15/47	17,501	17,305,660
1.000%	02/15/46	21,434	21,830,976
1.000%	02/15/48	29,135	29,730,418
1.125%	01/15/21	7,536	7,631,030
1.250%	07/15/20	6,490	6,585,340
1.375%	01/15/20	5,654	5,700,438
1.375%	02/15/44(k)	17,591	19,424,800
2.000%	01/15/26	11,118	12,262,354
2.125%	02/15/40	8,092	10,089,526
2.125%	02/15/41	6,183	7,750,186
2.375%	01/15/25	47,437	52,662,029
2.375%	01/15/27	3,407	3,894,537
2.500%	01/15/29(k)	24,582	29,123,055
3.375%	04/15/32	3,995	5,380,725
3.875%	04/15/29(k)	11,762	15,532,834
U.S. Treasury Notes
2.000%	11/15/26(h)	100	97,566
2.250%	11/15/25(h)(k)	1,100	1,095,016
2.250%	02/15/27(h)(k)(v)	21,900	21,731,473
2.500%	05/31/20(k)	390	390,488
2.500%	02/28/21	300	301,160
2.500%	02/15/22	215	216,579
2.500%	05/15/24(k)	190	192,182
2.500%	02/28/26	5,200	5,259,109
2.625%	06/15/21(h)	700	705,496
2.625%	12/31/23(k)	630	640,705
2.625%	02/15/29(a)	6,740	6,863,742
2.750%	02/15/24	7,300	7,467,387
2.875%	04/30/25(k)(v)	21,600	22,305,375
3.000%	09/30/25(k)	435	452,944
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28(k)	1,200	942,794
2.763%(s)	08/15/29(k)	1,000	769,546
2.857%(s)	05/15/31(k)	1,000	731,418
3.019%(s)	11/15/35(k)	1,500	956,015
3.177%(s)	08/15/40(k)	2,000	1,097,879

TOTAL U.S. TREASURY OBLIGATIONS (cost $808,586,178)			822,244,008

TOTAL LONG-TERM INVESTMENTS (cost $7,637,449,440)			8,486,725,053

		Shares

SHORT-TERM INVESTMENTS —17.7%
AFFILIATED MUTUAL FUNDS — 17.2%
PGIM Core Ultra Short Bond Fund(w)		604,203,304	604,203,304
PGIM Institutional Money Market Fund (cost $862,532,130; includes $860,771,293 of cash collateral for securities on loan)(b)(w)		862,274,799	862,447,254

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,466,735,434)			1,466,650,558

A176

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Principal Amount (000)#		Value
REPURCHASE AGREEMENT(m) — 0.1%
RBC Capital Markets LLC, 2.950%, dated 03/29/19, due 04/01/19 in the amount of $9,202,262 (cost $9,200,000)			9,200	$9,200,000

Interest Rate	Maturity Date

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Argentina Treasury Bills
49.906%	06/28/19	ARS	2,520	63,591
Brazil Letras do Tesouro Nacional
6.195%	07/01/19	BRL	42,100	10,589,811

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $11,083,640)				10,653,402

U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills (cost $13,924,944)
2.427%	06/20/19(k)		14,000	13,926,453

CERTIFICATE OF DEPOSIT — 0.1%
Barclays Bank PLC, 3 Month LIBOR + 0.400% (cost $4,300,000)
3.171%(c)	10/25/19		4,300	4,307,174

OPTIONS PURCHASED~* — 0.0% (cost $1,388,049)				1,912,842

TOTAL SHORT-TERM INVESTMENTS (cost $1,506,632,067)				1,506,650,429

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 117.1% (cost $9,144,081,507)				9,993,375,482

SECURITY SOLD SHORT — (0.2)%

SOVEREIGN BOND
Canadian Government Bond (Canada),
Bonds
(proceeds received $10,796,266)
2.750%	12/01/48	CAD	(12,800)	(11,388,633)

OPTIONS WRITTEN~* — (0.0)%
(premiums received $2,336,286)				(2,609,715)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 116.9%
(cost $9,130,948,954)				9,979,377,134

Liabilities in excess of other assets(z) — (16.9)%				(1,445,471,955)

NET ASSETS — 100.0%				$8,533,905,179

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,832,873 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $846,090,879; cash collateral of $860,771,293 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreement is collateralized by U.S. Treasury Bond (coupon rate 2.250%, maturity date 08/15/27), with the aggregate value, including accrued interest, of $9,412,550.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2019.

(r)	Less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A177

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.00	90		90	$703
5 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.75	6		6	47
5 Year U.S. Treasury Notes Futures	Call	05/24/19	$124.25	38		38	297
20 Year U.S. Treasury Bonds Futures	Call	05/24/19	$190.00	186		186	—
30 Year U.S. Ultra Treasury Bonds Futures	Call	05/24/19	$210.00	30		30	—
Euro Schatz Index	Call	05/24/19	114.00	874	EUR	874	4,902
Euro-BTP Italian Government Bond Futures	Call	05/24/19	159.00	164	EUR	164	1,840
Euro-OAT Futures	Call	05/24/19	175.00	94	EUR	94	1,054
2 Year U.S. Treasury Notes Futures	Put	05/24/19	$104.63	5		10	—
5 Year Euro-Bobl	Put	05/24/19	124.00	198	EUR	198	1,111
5 Year Euro-Bobl	Put	05/24/19	126.00	233	EUR	233	1,307
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$108.50	160		160	—
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$108.75	157		157	—
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$109.00	93		93	—
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$109.50	167		167	—
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$109.75	182		182	—
10 Year Euro-Bund Futures	Put	05/24/19	144.00	371	EUR	371	4,162
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$111.00	18		18	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$112.00	78		78	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$112.50	140		140	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$112.50	3		3	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$113.00	24		24	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$114.00	60		60	—
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$114.50	8		8	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/24/19	$126.00	4		4	—
30 Year U.S. Ultra Treasury Bonds Futures	Put	05/24/19	$128.00	27		27	—

Total Exchange Traded (cost $27,069)							$15,423

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—		3,900	$21,663
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—		2,600	13,460
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		2,621	23,793
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		6,370	54,509
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		12,645	117,954
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		12,820	123,321
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		2,548	25,124
Currency Option EUR vs USD	Call	Morgan Stanley Bank, N.A	06/24/21	1.29	—	EUR	877	15,475
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		13,100	17,034
Currency Option USD vs INR	Call	HSBC Bank USA, N.A.	10/16/19	82.00	—		3,300	4,291
Currency Option EUR vs GBP	Put	HSBC Bank USA, N.A.	06/03/19	0.83	—	EUR	5,090	18,984

A178

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs GBP	Put	Morgan Stanley & Co. International PLC	06/03/19	0.83	—	EUR	3,992	$14,889
Currency Option EUR vs SEK	Put	Goldman Sachs Bank USA	09/04/19	10.25	—	EUR	4,400	43,969
Currency Option EUR vs SEK	Put	Goldman Sachs Bank USA	09/04/19	10.25	—	EUR	4,500	44,969
Currency Option EUR vs USD	Put	Morgan Stanley Bank, N.A	06/24/21	1.29	—	EUR	877	97,946
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	05/06/19	$70.00	—		30,000	—

Total OTC Traded (cost $364,989)								$637,381

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 02/24/22	Call	Morgan Stanley Capital Services LLC	02/20/20	2.50%	2.50%(S)	3 Month LIBOR(Q)	47,100	$367,657
2- Year Interest Rate Swap, 02/25/22	Call	Morgan Stanley Capital Services LLC	02/21/20	2.50%	2.50%(S)	3 Month LIBOR(Q)	46,600	364,273
2- Year Interest Rate Swap, 03/30/22	Call	Morgan Stanley Capital Services LLC	03/26/20	2.25%	2.25%(S)	3 Month LIBOR(Q)	74,200	401,293
2- Year Interest Rate Swap, 03/31/22	Call	Morgan Stanley Capital Services LLC	03/27/20	2.25%	2.25%(S)	3 Month LIBOR(Q)	23,400	126,815

Total OTC Swaptions (cost $995,991)								$1,260,038

Total Options Purchased (cost $1,388,049)								$1,912,842

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	04/26/19	164.00	32	EUR	32	$(87,946)
10 Year Euro-Bund Futures	Call	05/24/19	165.00	33	EUR	33	(68,853)
10 Year Euro-Bund Futures	Call	05/24/19	165.50	35	EUR	35	(60,070)
10 Year Euro-Bund Futures	Call	05/24/19	167.00	23	EUR	23	(19,350)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	69		69	(17,250)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	50		50	(12,500)
Brent Crude Oil Futures	Call	04/25/19	$70.00	10		10	(7,200)
Brent Crude Oil Futures	Call	04/25/19	$72.50	12		12	(2,880)
Brent Crude Oil Futures	Call	04/25/19	$73.00	12		12	(2,280)
Brent Crude Oil Futures	Call	04/25/19	$73.50	12		12	(1,920)
Brent Crude Oil Futures	Call	05/28/19	$72.00	12		12	(10,680)
Brent Crude Oil Futures	Call	05/28/19	$72.50	24		24	(18,720)
Brent Crude Oil Futures	Call	05/28/19	$73.00	12		12	(8,160)
WTI Crude Oil Futures	Call	04/16/19	$59.00	24		24	(46,560)
WTI Crude Oil Futures	Call	04/16/19	$60.50	24		24	(25,440)
WTI Crude Oil Futures	Call	05/16/19	$62.00	12		12	(16,680)
WTI Crude Oil Futures	Call	05/16/19	$62.50	12		12	(14,400)

A179

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
WTI Crude Oil Futures	Call	05/16/19	$63.00	12		12		$(12,360)
WTI Crude Oil Futures	Call	05/16/19	$63.50	12		12		(10,560)
WTI-Brent Crude Oil Spread	Call	04/29/19	$(7.00)	4		4		(2,200)
WTI-Brent Crude Oil Spread	Call	05/30/19	$(6.00)	2		2		(1,100)
WTI-Brent Crude Oil Spread	Call	05/30/19	$(7.00)	1		1		(1,030)
10 Year Euro-Bund Futures	Put	05/24/19	161.50	68	EUR	68		(4,577)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.00	69		69		(7,547)
Corn Futures	Put	06/21/19	$390.00	3		—	(r)	(4,275)
Corn Futures	Put	06/21/19	$400.00	1		—	(r)	(1,850)
Henry Hub Natural Gas Futures	Put	04/25/19	$2.50	12		12		(1,452)
Henry Hub Natural Gas Futures	Put	04/25/19	$2.60	24		24		(7,920)
Henry Hub Natural Gas Futures	Put	04/25/19	$2.65	36		36		(19,152)
Henry Hub Natural Gas Futures	Put	04/25/19	$2.70	12		12		(9,672)
Henry Hub Natural Gas Futures	Put	05/28/19	$2.65	12		12		(7,260)
Henry Hub Natural Gas Futures	Put	05/28/19	$2.70	36		36		(29,340)
Henry Hub Natural Gas Futures	Put	05/28/19	$2.75	36		36		(38,736)
No. 2 Soft Red Winter Wheat Futures	Put	06/21/19	$440.00	5		—	(r)	(1,875)
No. 2 Soft Red Winter Wheat Futures	Put	06/21/19	$450.00	8		—	(r)	(4,550)
No. 2 Soft Red Winter Wheat Futures	Put	06/21/19	$460.00	7		—	(r)	(5,644)
WTI-Brent Crude Oil Spread	Put	04/29/19	$(10.00)	4		4		(320)
WTI-Brent Crude Oil Spread	Put	05/30/19	$(9.00)	2		2		(540)
WTI-Brent Crude Oil Spread	Put	05/30/19	$(10.00)	1		1		(150)

Total Exchange Traded (premiums received $434,406)								$(592,999)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	Citibank, N.A.	06/03/19	6.84	—	EUR	2,390	$(122,858)
Currency Option EUR vs TRY	Call	Goldman Sachs Bank USA	09/04/19	7.30	—	EUR	2,228	(177,741)
Currency Option USD vs CNH	Call	Morgan Stanley & Co. International PLC	04/11/19	6.78	—		5,000	(4,659)
Currency Option USD vs CNH	Call	HSBC Bank USA, N.A.	04/29/19	6.80	—		5,100	(7,830)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(4,669)
WTI-Brent Crude Oil Spread	Call	Morgan Stanley Capital Services LLC	04/29/19	$(7.00)	3		3	(1,650)
2- Year 10 CMS Curve Floor	Put	Morgan Stanley Capital Services LLC	01/02/20	0.00%	—		41,600	(12,248)
Currency Option GBP vs USD	Put	Citibank, N.A.	06/14/19	1.32	—	GBP	3,337	(104,445)
Currency Option USD vs CNH	Put	Morgan Stanley & Co. International PLC	04/11/19	6.68	—		5,000	(5,189)
Currency Option USD vs CNH	Put	HSBC Bank USA, N.A.	04/29/19	6.70	—		5,100	(17,813)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	10/16/19	72.00	—		4,400	(130,464)
Currency Option USD vs INR	Put	HSBC Bank USA, N.A.	10/16/19	72.00	—		1,100	(32,616)

A180

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/23/19	18.50	—	2,750	$(3,307)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	04/07/20	0.00%	—	4,000	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%	—	700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%	—	400	—
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	03/24/20	0.00%	—	7,900	(133)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	3,500	(2,631)
WTI-Brent Crude Oil Spread	Put	Morgan Stanley Capital Services LLC	04/29/19	$(10.00)	3	3	(240)

Total OTC Traded (premiums received $710,837)							$(628,494)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 02/24/25	Call	Morgan Stanley Capital Services LLC	02/20/20	2.52%	3 Month LIBOR(Q)	2.52%(S)	20,100	$(359,042)
5- Year Interest Rate Swap, 02/25/25	Call	Morgan Stanley Capital Services LLC	02/21/20	2.53%	3 Month LIBOR(Q)	2.53%(S)	20,000	(361,195)
5- Year Interest Rate Swap, 03/30/25	Call	Morgan Stanley Capital Services LLC	03/26/20	2.34%	3 Month LIBOR(Q)	2.34%(S)	15,100	(198,770)
5- Year Interest Rate Swap, 03/30/25	Call	Morgan Stanley Capital Services LLC	03/26/20	2.34%	3 Month LIBOR(Q)	2.34%(S)	15,100	(202,876)
5- Year Interest Rate Swap, 03/31/25	Call	Morgan Stanley Capital Services LLC	03/27/20	2.36%	3 Month LIBOR(Q)	2.36%(S)	9,600	(133,662)
5- Year Interest Rate Swap, 04/09/24	Call	Bank of America, N.A.	04/05/19	2.46%	3 Month LIBOR(Q)	2.46%(S)	10,900	(89,930)
5- Year Interest Rate Swap, 04/09/24	Put	Bank of America, N.A.	04/05/19	2.76%	2.76%(S)	3 Month LIBOR(Q)	10,900	—
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	04/17/19	$100.00	5.00%(Q)	CDX.NA.HY.31.V3(Q)	72,000	(1,935)
CDX.NA.IG.31.V1, 12/20/23	Put	BNP Paribas S.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	2,000	(18)
CDX.NA.IG.31.V1, 12/20/23	Put	BNP Paribas S.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	1,400	(13)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	1,500	(14)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	900	(8)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.05%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	2,100	(9)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.05%	1.00%(Q)	CDX.NA.IG.31.V1(Q)	1,500	(7)

A181

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.15%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	3,500	$(3)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	04/17/19	1.20%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	1,800	(1)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	05/15/19	1.10%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	2,400	(141)
CDX.NA.IG.31.V1, 12/20/23	Put	Citibank, N.A.	05/15/19	1.10%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	1,600	(94)
CDX.NA.IG.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	1.20%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	1,700	(45)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	06/19/19	1.00%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	2,000	(604)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	2,500	(46)
CDX.NA.IG.31.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	CDX.NA.IG.31.V1	(Q)	1,700	(31)
CDX.NA.IG.32.V1, 06/20/24	Put	BNP Paribas S.A.	06/19/19	0.95%	1.00%(Q)	CDX.NA.IG.32.V1	(Q)	15,400	(9,156)
CDX.NA.IG.32.V1, 06/20/24	Put	Bank of America, N.A.	06/19/19	0.95%	1.00%(Q)	CDX.NA.IG.32.V1	(Q)	2,500	(1,486)
iTraxx.EU.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	iTraxx.EU.30.V1	(Q)	EUR 2,800	(123)
iTraxx.EU.30.V1, 12/20/23	Put	Goldman Sachs International	09/18/19	2.40%	1.00%(Q)	iTraxx.EU.30.V1	(Q)	EUR 500	(22)
iTraxx.EUR.31.V1, 06/20/29	Put	Goldman Sachs International	06/19/19	2.25%	1.00%(Q)	iTraxx.EUR.31.V1	(Q)	EUR 49,000	(28,991)

Total OTC Swaptions (premiums received $1,191,043)									$(1,388,222)

Total Options Written (premiums received $2,336,286)									$(2,609,715)

(r)	Notional amount is less than $500 par.

Financial futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,021	90 Day Euro Dollar	Jun. 2019	$248,753,888	$149,487
430	90 Day Euro Dollar	Dec. 2019	104,887,750	(6,297)
1,541	90 Day Sterling	Sep. 2019	248,803,319	792,675
180	2 Year U.S. Treasury Notes	Jun. 2019	38,356,875	129,950
332	3 Year Australian Treasury Bonds	Jun. 2019	73,258,351	152,227
510	5 Year Euro-Bobl	Jun. 2019	76,168,757	651,504
4,444	5 Year U.S. Treasury Notes	Jun. 2019	514,740,188	4,486,115
133	10 Year Australian Treasury Bonds	Jun. 2019	100,506,002	268,596
140	10 Year Canadian Government Bonds	Jun. 2019	14,566,244	310,099
577	10 Year Euro-Bund	Jun. 2019	107,664,034	1,282,087
30	10 Year Japanese Bonds	Jun. 2019	41,490,571	223,067
2,927	10 Year U.S. Treasury Notes	Jun. 2019	363,588,281	4,476,994
129	10 Year U.S. Ultra Treasury Notes	Jun. 2019	17,128,781	341,094
383	20 Year U.S. Treasury Bonds	Jun. 2019	57,318,344	1,547,451
10	30 Year Euro Buxl	Jun. 2019	2,149,956	105,669
587	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	98,616,000	3,075,195
925	Mini MSCI EAFE Index	Jun. 2019	86,321,000	1,643,834
181	Russell 2000 E-Mini Index	Jun. 2019	13,971,390	119,913

A182

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Financial futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
1,170	S&P 500 E-Mini Index	Jun. 2019	$166,011,300	$4,991,527

				24,741,187

Short Positions:
940	90 Day Euro Dollar	Mar. 2020	229,559,750	(589,112)
1,541	90 Day Sterling	Sep. 2020	248,665,332	(1,289,880)
1,527	2 Year U.S. Treasury Notes	Jun. 2019	325,394,156	(1,241,445)
36	3 Year Australian Treasury Bonds	Jun. 2019	7,943,677	(16,507)
15	10 Year Australian Treasury Bonds	Jun. 2019	11,335,263	(22,215)
266	10 Year Euro-Bund	Jun. 2019	49,633,680	(977,531)
4	10 Year Japanese Bonds	Jun. 2019	5,532,076	(29,911)
414	10 Year U.K. Gilt	Jun. 2019	69,758,498	(1,093,477)
14	10 Year U.S. Ultra Treasury Notes	Jun. 2019	1,858,938	(35,398)
259	20 Year U.S. Treasury Bonds	Jun. 2019	38,760,969	(989,188)
86	30 Year Euro Buxl	Jun. 2019	18,489,624	(908,756)
33	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	5,544,000	(202,242)
874	Euro Schatz Index	Jun. 2019	109,781,875	(218,142)
156	Euro-BTP Italian Government Bond	Jun. 2019	22,656,451	(525,823)
482	Euro-OAT	Jun. 2019	87,953,402	(1,727,716)

				(9,867,343)

				$14,873,844

Commodity futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	Brent Crude	Sep. 2019	$467,040	$6,333
89	Brent Crude	Dec. 2019	5,885,570	23,245
86	Brent Crude	Dec. 2020	5,501,420	220,144
3	Chicago Ethanol (Platts) Swap	Apr. 2019	169,785	(2,520)
6	Chicago Ethanol (Platts) Swap	May 2019	342,090	(840)
5	Chicago Ethanol (Platts) Swap	Jun. 2019	285,075	(9,765)
3	Chicago Ethanol (Platts) Swap	Oct. 2019	170,100	(1,680)
3	Chicago Ethanol (Platts) Swap	Nov. 2019	169,470	(315)
3	Chicago Ethanol (Platts) Swap	Dec. 2019	168,840	(4,410)
3	Cocoa	Jul. 2019	68,100	(975)
52	Corn	Dec. 2019	1,000,350	(29,532)
17	Cotton No. 2	Dec. 2019	641,240	104
4	Gasoline RBOB	Jun. 2019	313,824	(861)
28	Gasoline RBOB	Jul. 2019	2,177,952	3,341
4	Gasoline RBOB	Aug. 2019	307,944	(19,033)
7	Gasoline RBOB	Sep. 2019	531,964	11,198
12	Gold 100 OZ	Jun. 2019	1,558,200	(18,789)
1	Hard Red Winter Wheat	May 2019	21,500	(1,125)
40	Hard Red Winter Wheat	Jul. 2019	875,500	(148,887)
4	Henry Hub LD1 Fixed Price	Jan. 2020	30,870	4,220
4	Henry Hub LD1 Fixed Price	Feb. 2020	30,290	3,640
4	Henry Hub LD1 Fixed Price	Mar. 2020	29,160	2,510
4	Henry Hub LD1 Fixed Price	Apr. 2020	26,200	(450)
4	Henry Hub LD1 Fixed Price	May 2020	25,750	(900)
4	Henry Hub LD1 Fixed Price	Jun. 2020	25,990	(660)
4	Henry Hub LD1 Fixed Price	Jul. 2020	26,260	(390)
4	Henry Hub LD1 Fixed Price	Aug. 2020	26,300	(350)
4	Henry Hub LD1 Fixed Price	Sep. 2020	26,140	(510)

A183

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Commodity futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
4	Henry Hub LD1 Fixed Price	Oct. 2020	$26,360	$(290)
4	Henry Hub LD1 Fixed Price	Nov. 2020	26,830	180
4	Henry Hub LD1 Fixed Price	Dec. 2020	28,330	1,680
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2019	6,220	120
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2019	5,840	(260)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2019	5,390	(710)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2019	4,980	30
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2019	4,540	(410)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2019	4,140	(810)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2019	3,830	(1,120)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2019	3,580	(1,370)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2019	3,600	(1,350)
5	LME Copper	Sep. 2019	810,875	20,257
10	LME Copper	Dec. 2019	1,622,125	57,082
11	LME Lead	Sep. 2019	556,188	(18,837)
1	LME Nickel	Sep. 2019	78,372	(4,032)
1	LME PRI Aluminum	May 2019	47,531	1,006
8	LME Zinc	Sep. 2019	576,900	24,400
1	Low Sulphur Gas Oil	May 2019	60,725	(750)
7	Low Sulphur Gas Oil	Sep. 2019	431,725	(322)
1	Natural Gas	Oct. 2019	28,130	(292)
25	Natural Gas	May 2020	643,750	8,870
14	Natural Gas	Oct. 2020	369,040	83
6	Natural Gas	Mar. 2021	166,080	3,360
6	No. 2 Soft Red Winter Wheat	Jul. 2019	139,050	167
20	No. 2 Soft Red Winter Wheat	Dec. 2019	484,750	(68,251)
1	NY Harbor ULSD	May 2019	82,799	(976)
5	NY Harbor ULSD	Sep. 2019	419,664	(5,536)
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Apr. 2019	53,865	(18,900)
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	May 2019	54,180	(18,585)
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jun. 2019	54,495	(18,270)
9	Platinum	Jul. 2019	384,345	(3,369)
2	Soybean	May 2019	88,425	(2,638)
7	Soybean	Mar. 2020	326,725	(5,525)
1	Soybean Meal	May 2019	30,650	(731)
4	Soybean Oil	May 2019	68,064	(5,040)
17	White Sugar	Aug. 2019	284,835	(6,091)
23	WTI Crude	May 2019	1,383,220	66,650
18	WTI Crude	Jun. 2019	1,085,040	41,038
4	WTI Crude	Jul. 2019	241,600	922
1	WTI Crude	Sep. 2019	60,530	(174)
37	WTI Crude	Mar. 2020	2,203,720	(57,838)
64	WTI Crude	Jun. 2020	3,766,400	90,086
6	WTI Crude	Sep. 2020	348,780	(27,334)
6	WTI Crude	Dec. 2020	345,780	80
1	WTI Houston (Argus) vs. WTI Trade Month	May 2019	5,570	2,820
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2019	5,030	2,280
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2019	4,550	1,800
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2019	4,200	1,450
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2019	3,850	1,100
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2019	3,400	650
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2019	3,150	400
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2019	2,900	150
26	WTI Light Sweet Crude Oil	Jun. 2019	1,567,280	173,601
4	WTI Light Sweet Crude Oil	Sep. 2019	242,120	(9,080)

A184

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Commodity futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
6	WTI Light Sweet Crude Oil	Mar. 2020	$357,360	$(20,940)
5	WTI Light Sweet Crude Oil	Jun. 2020	294,250	52,558
4	WTI Light Sweet Crude Oil	Dec. 2020	230,520	(766)
3	WTI Light Sweet Crude Oil	Dec. 2021	166,290	5,307
42	WTI Crude	Jun. 2021	2,367,540	(49,200)

				241,073

Short Positions:
1	Brent (ICE) Calendar Swap	Apr. 2019	67,560	11,100
1	Brent (ICE) Calendar Swap	Apr. 2019	7,380	1,170
1	Brent (ICE) Calendar Swap	May 2019	67,200	11,460
1	Brent (ICE) Calendar Swap	May 2019	6,880	1,670
1	Brent (ICE) Calendar Swap	Jun. 2019	66,930	11,730
1	Brent (ICE) Calendar Swap	Jun. 2019	6,500	2,050
2	Brent (ICE) Calendar Swap	Jul. 2019	12,420	2,080
2	Brent (ICE) Calendar Swap	Aug. 2019	11,980	2,520
2	Brent (ICE) Calendar Swap	Sep. 2019	11,760	2,740
2	Brent (ICE) Calendar Swap	Oct. 2019	11,600	2,900
2	Brent (ICE) Calendar Swap	Nov. 2019	11,580	2,920
2	Brent (ICE) Calendar Swap	Dec. 2019	11,640	2,860
39	Brent Crude	Jun. 2019	2,635,620	(75,217)
17	Brent Crude	Jul. 2019	1,142,570	(8,063)
4	Brent Crude	Aug. 2019	267,760	24,412
61	Brent Crude	Jun. 2020	3,972,320	(83,091)
12	Brent Crude	Jun. 2021	756,600	(10,156)
4	Brent Crude	Dec. 2021	248,320	(3,765)
6	Brent Crude	Jun. 2022	368,400	3,410
16	Brent Crude	Dec. 2022	973,600	(1,466)
5	Cocoa	May 2019	114,000	219
25	Cocoa	Sep. 2019	567,750	(10,922)
2	Coffee ’C’	May 2019	70,875	10,012
2	Copper	Sep. 2019	147,350	(2,033)
22	Copper	Dec. 2019	1,623,325	(60,913)
25	Corn	May 2019	445,625	30,825
9	Corn	Jul. 2019	164,813	6,580
50	Corn	Sep. 2019	937,500	39,325
4	Gasoline RBOB	May 2019	316,260	3,582
2	Live Cattle	Jun. 2019	95,200	483
16	LME PRI Aluminum	Sep. 2019	774,900	(13,831)
2	LME Zinc	May 2019	147,688	(13,588)
1	Mars (Argus) vs. WTI Spread Calendar Swap	Apr. 2019	5,890	(790)
1	Mars (Argus) vs. WTI Spread Calendar Swap	May 2019	5,460	(360)
1	Mars (Argus) vs. WTI Spread Calendar Swap	Jun. 2019	4,970	130
5	Natural Gas	May 2019	133,100	1,761
9	Natural Gas	Jun. 2019	244,170	5,490
17	Natural Gas	Mar. 2020	495,720	(6,691)
22	Natural Gas	Apr. 2020	576,400	(6,501)
6	Natural Gas	Apr. 2021	150,780	(2,429)
8	No. 2 Soft Red Winter Wheat	May 2019	183,100	28,427
43	No. 2 Soft Red Winter Wheat	Sep. 2019	1,012,650	54,212
21	Nymex Natural Gas Penultimate	May 2019	559,020	11,714
28	Nymex Natural Gas Penultimate	Jun. 2019	759,640	27,947
7	Silver	May 2019	528,850	11,204
41	Soybean	Nov. 2019	1,883,950	51,097
7	Soybean	Jan. 2020	324,800	5,687
5	Sugar #11 (World)	May 2019	70,168	1,799
17	Sugar #11 (World)	Jul. 2019	240,856	183
35	Sugar #11 (World)	Oct. 2019	507,640	2,871

A185

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Commodity futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
112	WTI Crude	Dec. 2019	$6,744,640	$(563,466)
26	WTI Crude	Dec. 2021	1,441,180	7,685
9	WTI Crude	Dec. 2022	486,540	7,157
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2020	2,930	870
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2020	3,000	800
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2020	3,080	720
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2020	2,980	820
1	WTI Houston (Argus) vs. WTI Trade Month	May 2020	2,980	820
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2020	2,980	820
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2020	2,930	870
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2020	2,930	870
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2020	2,930	870
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2020	2,900	900
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2020	2,900	900
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2020	2,900	900
87	WTI Light Sweet Crude Oil	Dec. 2019	5,239,140	(105,072)
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2020	250	1,050
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2020	250	1,050
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2020	250	1,050
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2020	300	1,000
1	WTI Midland (Argus) vs. WTI Financial	May 2020	380	920
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2020	380	920
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2020	430	870
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2020	430	870
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2020	430	870
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2020	430	870
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2020	430	870
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2020	430	870

				(555,572)

				$(314,499)

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	BNP Paribas S.A.	ARS	5,631	$127,977	$128,989	$1,012	$—
Expiring 04/03/19	Credit Suisse International	ARS	9,141	230,242	209,383	—	(20,859)
Expiring 04/03/19	Goldman Sachs International	ARS	25,332	581,671	580,274	—	(1,397)
Expiring 04/03/19	Goldman Sachs International	ARS	6,193	150,441	141,861	—	(8,580)
Expiring 04/03/19	Goldman Sachs International	ARS	276	6,691	6,309	—	(382)
Expiring 04/30/19	BNP Paribas S.A.	ARS	6,587	156,000	145,613	—	(10,387)
Expiring 05/08/19	Morgan Stanley & Co. International PLC	ARS	66,496	1,566,446	1,454,308	—	(112,138)
Expiring 05/08/19	Morgan Stanley & Co. International PLC	ARS	4,365	102,817	95,457	—	(7,360)
Expiring 05/10/19	BNP Paribas S.A.	ARS	645	13,901	14,069	168	—
Expiring 05/10/19	Goldman Sachs International	ARS	2,902	63,323	63,295	—	(28)
Expiring 05/14/19	BNP Paribas S.A.	ARS	1,053	24,000	22,847	—	(1,153)
Expiring 05/14/19	BNP Paribas S.A.	ARS	219	5,000	4,760	—	(240)
Australian Dollar,
Expiring 04/02/19	Goldman Sachs International	AUD	18,227	12,919,972	12,943,110	23,138	—
Expiring 04/02/19	Goldman Sachs International	AUD	7,721	5,472,930	5,482,731	9,801	—

A186

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	AUD	6,341	$4,487,956	$4,502,785	$14,829	$—
Expiring 04/03/19	BNP Paribas S.A.	AUD	1,462	1,039,536	1,038,196	—	(1,340)
Expiring 04/03/19	Citibank, N.A.	AUD	2,888	2,052,246	2,050,827	—	(1,419)
Expiring 04/03/19	Goldman Sachs International	AUD	1,419	1,005,893	1,007,661	1,768	—
Expiring 04/03/19	Morgan Stanley & Co. International PLC	AUD	2,850	2,023,387	2,023,843	456	—
British Pound,
Expiring 04/02/19	Bank of America, N.A.	GBP	1,534	2,020,403	1,998,369	—	(22,034)
Expiring 04/02/19	Citibank, N.A.	GBP	981	1,289,516	1,277,966	—	(11,550)
Expiring 04/02/19	Goldman Sachs International	GBP	5,149	6,809,951	6,707,694	—	(102,257)
Expiring 04/02/19	HSBC Bank USA, N.A.	GBP	760	1,006,965	990,066	—	(16,899)
Expiring 04/02/19	Standard Chartered Bank	GBP	24,856	32,906,553	32,380,352	—	(526,201)
Expiring 04/02/19	Standard Chartered Bank	GBP	14,878	19,696,801	19,381,834	—	(314,967)
Expiring 04/03/19	Citibank, N.A.	GBP	810	1,072,319	1,055,254	—	(17,065)
Expiring 04/03/19	HSBC Bank USA, N.A.	GBP	792	1,050,171	1,031,805	—	(18,366)
Expiring 04/17/19	Bank of America, N.A.	GBP	1,623	2,142,219	2,115,257	—	(26,962)
Canadian Dollar,
Expiring 04/02/19	Standard Chartered Bank	CAD	600	450,197	449,030	—	(1,167)
Expiring 04/02/19	UBS AG	CAD	17,135	12,763,169	12,823,545	60,376	—
Expiring 04/02/19	UBS AG	CAD	5,923	4,411,803	4,432,673	20,870	—
Expiring 04/03/19	Citibank, N.A.	CAD	5,417	4,127,220	4,054,094	—	(73,126)
Expiring 04/18/19	The Toronto-Dominion Bank	CAD	624	471,782	467,098	—	(4,684)
Chinese Renminbi,
Expiring 04/15/19	BNP Paribas S.A.	CNH	26,723	3,874,198	3,974,777	100,579	—
Expiring 04/15/19	BNP Paribas S.A.	CNH	17,949	2,617,450	2,669,627	52,177	—
Expiring 04/15/19	Citibank, N.A.	CNH	11,299	1,637,000	1,680,643	43,643	—
Expiring 04/15/19	Citibank, N.A.	CNH	459	68,069	68,218	149	—
Expiring 04/15/19	HSBC Bank USA, N.A.	CNH	6,929	1,022,383	1,030,602	8,219	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	CNH	23,995	3,487,579	3,568,887	81,308	—
Expiring 04/15/19	Standard Chartered Bank	CNH	28,712	4,163,951	4,270,535	106,584	—
Expiring 07/12/19	BNP Paribas S.A.	CNH	11,931	1,741,574	1,773,975	32,401	—
Expiring 07/12/19	Citibank, N.A.	CNH	11,931	1,739,796	1,773,975	34,179	—
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	74,014	10,782,944	11,004,879	221,935	—
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	11,931	1,739,644	1,773,975	34,331	—
Colombian Peso,
Expiring 06/11/19	BNP Paribas S.A.	COP	3,261,572	1,041,786	1,018,969	—	(22,817)
Expiring 06/11/19	Citibank, N.A.	COP	16,909,311	5,416,786	5,282,747	—	(134,039)
Expiring 06/11/19	Citibank, N.A.	COP	7,708,565	2,469,388	2,408,283	—	(61,105)
Danish Krone,
Expiring 04/01/19	Citibank, N.A.	DKK	1,815	276,598	272,785	—	(3,813)
Expiring 04/01/19	JPMorgan Chase Bank, N.A.	DKK	4,425	682,960	665,055	—	(17,905)
Expiring 07/01/19	JPMorgan Chase Bank, N.A.	DKK	4,220	639,860	639,537	—	(323)
Euro,
Expiring 04/02/19	BNP Paribas S.A.	EUR	7,943	9,053,880	8,913,102	—	(140,778)
Expiring 04/02/19	BNP Paribas S.A.	EUR	3,521	3,987,183	3,951,030	—	(36,153)
Expiring 04/02/19	Citibank, N.A.	EUR	3,490	3,921,713	3,916,244	—	(5,469)
Expiring 04/02/19	Citibank, N.A.	EUR	1,687	1,906,794	1,893,038	—	(13,756)
Expiring 04/02/19	Citibank, N.A.	EUR	1,438	1,621,646	1,613,627	—	(8,019)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	EUR	1,187	1,341,507	1,331,972	—	(9,535)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	EUR	911	1,033,867	1,022,349	—	(11,518)

A187

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/19	Standard Chartered Bank	EUR	5,497	$6,243,708	$6,168,884	$—	$(74,824)
Expiring 04/03/19	Standard Chartered Bank	EUR	1,767	2,000,425	1,982,976	—	(17,449)
Expiring 04/17/19	Bank of America, N.A.	EUR	1,486	1,685,906	1,669,614	—	(16,292)
Expiring 04/17/19	Citibank, N.A.	EUR	2,400	2,747,692	2,696,523	—	(51,169)
Expiring 04/17/19	Goldman Sachs International	EUR	541	613,757	607,617	—	(6,140)
Expiring 05/28/19	HSBC Bank USA, N.A.	EUR	2,197	2,652,438	2,477,335	—	(175,103)
Expiring 06/19/19	Citibank, N.A.	EUR	36,229	42,154,162	40,925,902	—	(1,228,260)
Expiring 06/19/19	Citibank, N.A.	EUR	17,122	20,060,563	19,341,778	—	(718,785)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	70,408	—	(5,024)
Indian Rupee,
Expiring 04/25/19	BNP Paribas S.A.	INR	155,033	2,251,000	2,228,452	—	(22,548)
Expiring 04/25/19	Goldman Sachs International	INR	378,017	5,466,000	5,433,634	—	(32,366)
Expiring 04/25/19	Goldman Sachs International	INR	108,097	1,559,000	1,553,786	—	(5,214)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	229,790	3,123,000	3,243,700	120,700	—
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	56,672	770,000	799,977	29,977	—
Indonesian Rupiah,
Expiring 04/22/19	HSBC Bank USA, N.A.	IDR	8,481,726	593,543	593,809	266	—
Expiring 06/19/19	Standard Chartered Bank	IDR	49,938,783	3,498,829	3,470,413	—	(28,416)
Expiring 06/19/19	Standard Chartered Bank	IDR	36,465,980	2,554,892	2,534,143	—	(20,749)
Japanese Yen,
Expiring 04/02/19	Barclays Bank PLC	JPY	421,500	3,812,811	3,804,494	—	(8,317)
Expiring 04/02/19	Goldman Sachs International	JPY	413,900	3,747,597	3,735,896	—	(11,701)
Expiring 04/02/19	HSBC Bank USA, N.A.	JPY	286,000	2,577,031	2,581,460	4,429	—
Expiring 04/02/19	Standard Chartered Bank	JPY	1,784,600	16,209,955	16,107,948	—	(102,007)
Expiring 04/03/19	Citibank, N.A.	JPY	227,355	2,037,377	2,052,310	14,933	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	JPY	564,478	5,075,797	5,095,485	19,688	—
Expiring 05/08/19	Citibank, N.A.	JPY	2,484,500	22,586,364	22,493,344	—	(93,020)
Expiring 05/08/19	Citibank, N.A.	JPY	421,500	3,831,818	3,816,037	—	(15,781)
Mexican Peso,
Expiring 04/15/19	Citibank, N.A.	MXN	70,831	3,650,597	3,639,153	—	(11,444)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	MXN	2,579	132,241	132,504	263	—
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	MXN	295	15,264	15,156	—	(108)
Expiring 04/24/19	Citibank, N.A.	MXN	188,184	9,729,275	9,654,544	—	(74,731)
Expiring 05/15/19	Barclays Bank PLC	MXN	2,579	134,956	131,843	—	(3,113)
Expiring 06/26/19	Citibank, N.A.	MXN	61,074	3,110,085	3,101,746	—	(8,339)
Expiring 06/26/19	Citibank, N.A.	MXN	12,355	629,153	627,466	—	(1,687)
Expiring 06/26/19	Citibank, N.A.	MXN	295	15,152	14,982	—	(170)
Expiring 08/14/19	Citibank, N.A.	MXN	186,175	9,472,530	9,383,357	—	(89,173)
New Taiwanese Dollar,
Expiring 06/19/19	Standard Chartered Bank	TWD	84,303	2,741,749	2,749,499	7,750	—
New Zealand Dollar,
Expiring 04/02/19	Citibank, N.A.	NZD	3,733	2,565,552	2,542,354	—	(23,198)
Expiring 04/02/19	Standard Chartered Bank	NZD	7,535	5,121,037	5,131,701	10,664	—
Expiring 04/03/19	BNP Paribas S.A.	NZD	1,477	1,008,162	1,005,927	—	(2,235)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NZD	5,906	4,081,837	4,022,345	—	(59,492)
Norwegian Krone,
Expiring 04/02/19	HSBC Bank USA, N.A.	NOK	22,295	2,595,091	2,585,348	—	(9,743)
Expiring 04/03/19	Citibank, N.A.	NOK	70,081	8,072,586	8,126,975	54,389	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NOK	25,982	3,042,821	3,013,015	—	(29,806)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	NOK	17,734	2,074,605	2,056,532	—	(18,073)

A188

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 04/10/19	BNP Paribas S.A.	PEN	6,375	$1,920,048	$1,920,019	$—	$(29)
Expiring 04/10/19	BNP Paribas S.A.	PEN	5,564	1,675,816	1,675,791	—	(25)
Russian Ruble,
Expiring 04/15/19	UBS AG	RUB	314,963	4,764,591	4,786,322	21,731	—
Expiring 05/15/19	Morgan Stanley & Co. International PLC	RUB	256,720	3,867,245	3,883,665	16,420	—
Expiring 06/14/19	Goldman Sachs International	RUB	703,077	10,533,966	10,594,385	60,419	—
South African Rand,
Expiring 05/09/19	Goldman Sachs International	ZAR	35,888	2,482,573	2,474,888	—	(7,685)
South Korean Won,
Expiring 04/05/19	HSBC Bank USA, N.A.	KRW	2,207,741	1,969,000	1,945,375	—	(23,625)
Expiring 04/05/19	HSBC Bank USA, N.A.	KRW	1,123	1,000	989	—	(11)
Expiring 04/05/19	Standard Chartered Bank	KRW	1,675,586	1,491,000	1,476,460	—	(14,540)
Expiring 06/19/19	Goldman Sachs International	KRW	956,269	843,270	844,616	1,346	—
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	9,141,196	8,082,401	8,073,882	—	(8,519)
Expiring 06/19/19	HSBC Bank USA, N.A.	KRW	3,884,450	3,433,100	3,430,907	—	(2,193)
Swedish Krona,
Expiring 04/02/19	BNP Paribas S.A.	SEK	13,755	1,479,110	1,479,902	792	—
Expiring 04/03/19	Citibank, N.A.	SEK	10,011	1,065,356	1,077,165	11,809	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	27,807	3,012,410	2,991,981	—	(20,429)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	SEK	67,020	7,279,236	7,211,226	—	(68,010)
Swiss Franc,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	CHF	4,681	4,711,512	4,702,779	—	(8,733)
Expiring 04/03/19	HSBC Bank USA, N.A.	CHF	15	15,129	15,072	—	(57)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CHF	4,111	4,121,953	4,130,523	8,570	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CHF	3,061	3,063,783	3,075,537	11,754	—
Turkish Lira,
Expiring 04/15/19	BNP Paribas S.A.	TRY	8,143	1,495,098	1,431,848	—	(63,250)
Expiring 04/15/19	Natwest Markets PLC	TRY	1,767	310,807	310,672	—	(135)
Expiring 05/15/19	BNP Paribas S.A.	TRY	5,874	1,047,615	1,003,607	—	(44,008)

				$473,305,863	$469,558,169	1,243,823	(4,991,517)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	BNP Paribas S.A.	ARS	15,056	$375,000	$344,893	$30,107	$—
Expiring 04/03/19	BNP Paribas S.A.	ARS	11,787	299,765	269,999	29,766	—
Expiring 04/03/19	BNP Paribas S.A.	ARS	645	14,659	14,775	—	(116)
Expiring 04/03/19	Goldman Sachs International	ARS	2,902	66,632	66,472	160	—
Expiring 04/03/19	HSBC Bank USA, N.A.	ARS	16,182	378,614	370,680	7,934	—
Expiring 05/10/19	BNP Paribas S.A.	ARS	5,631	121,358	122,827	—	(1,469)
Expiring 05/10/19	Goldman Sachs International	ARS	25,332	552,793	552,549	244	—
Australian Dollar,
Expiring 04/02/19	Goldman Sachs International	AUD	9,198	6,575,090	6,531,560	43,530	—
Expiring 04/02/19	Goldman Sachs International	AUD	7,662	5,477,096	5,440,835	36,261	—
Expiring 04/02/19	Goldman Sachs International	AUD	1,113	782,396	790,349	—	(7,953)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	AUD	14,257	10,118,515	10,123,987	—	(5,472)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	AUD	59	41,613	41,897	—	(284)
Expiring 04/03/19	Citibank, N.A.	AUD	2,860	2,018,476	2,030,944	—	(12,468)

A189

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/03/19	Goldman Sachs International	AUD	18,227	$12,927,627	$12,950,960	$—	$(23,333)
Expiring 05/03/19	Goldman Sachs International	AUD	7,721	5,476,173	5,486,057	—	(9,884)
Brazilian Real,
Expiring 07/02/19	JPMorgan Chase Bank, N.A.	BRL	42,100	11,050,739	10,675,660	375,079	—
British Pound,
Expiring 04/02/19	Citibank, N.A.	GBP	28,792	37,933,310	37,507,849	425,461	—
Expiring 04/02/19	Citibank, N.A.	GBP	9,742	12,835,034	12,691,076	143,958	—
Expiring 04/02/19	Citibank, N.A.	GBP	4,747	6,311,103	6,184,001	127,102	—
Expiring 04/02/19	Citibank, N.A.	GBP	1,086	1,427,924	1,414,751	13,173	—
Expiring 04/02/19	Citibank, N.A.	GBP	389	508,892	506,757	2,135	—
Expiring 04/02/19	UBS AG	GBP	3,402	4,509,470	4,431,846	77,624	—
Expiring 04/03/19	Citibank, N.A.	GBP	1,566	2,064,729	2,040,159	24,570	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	GBP	2,326	3,069,279	3,030,274	39,005	—
Expiring 04/03/19	Standard Chartered Bank	GBP	1,572	2,061,511	2,047,975	13,536	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	4,996	6,483,140	6,513,635	—	(30,495)
Expiring 05/03/19	Standard Chartered Bank	GBP	24,856	32,956,421	32,431,029	525,392	—
Expiring 05/03/19	Standard Chartered Bank	GBP	14,878	19,726,651	19,412,168	314,483	—
Expiring 06/18/19	Citibank, N.A.	GBP	1,173	1,572,055	1,534,032	38,023	—
Canadian Dollar,
Expiring 04/01/19	Societe Generale	CAD	411	305,775	307,578	—	(1,803)
Expiring 04/02/19	BNP Paribas S.A.	CAD	1,094	818,906	818,731	175	—
Expiring 04/02/19	Citibank, N.A.	CAD	1,503	1,118,973	1,124,820	—	(5,847)
Expiring 04/02/19	HSBC Bank USA, N.A.	CAD	11,423	8,656,903	8,548,780	108,123	—
Expiring 04/02/19	HSBC Bank USA, N.A.	CAD	5,923	4,488,736	4,432,673	56,063	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	CAD	4,809	3,613,113	3,598,974	14,139	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CAD	2,727	2,048,418	2,040,893	7,525	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	CAD	1,327	989,664	993,130	—	(3,466)
Expiring 04/03/19	Standard Chartered Bank	CAD	2,736	2,038,812	2,047,628	—	(8,816)
Expiring 05/03/19	UBS AG	CAD	17,135	12,773,015	12,833,658	—	(60,643)
Expiring 05/03/19	UBS AG	CAD	5,923	4,415,207	4,436,169	—	(20,962)
Chinese Renminbi,
Expiring 04/15/19	BNP Paribas S.A.	CNH	20,800	3,001,681	3,093,761	—	(92,080)
Expiring 04/15/19	Citibank, N.A.	CNH	14,967	2,208,551	2,226,074	—	(17,523)
Expiring 04/15/19	Citibank, N.A.	CNH	10,034	1,486,727	1,492,431	—	(5,704)
Expiring 04/15/19	Credit Suisse International	CNH	11,758	1,675,889	1,748,861	—	(72,972)
Expiring 04/15/19	HSBC Bank USA, N.A.	CNH	13,495	1,990,712	2,007,188	—	(16,476)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	CNH	16,666	2,459,217	2,478,875	—	(19,658)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	CNH	6,929	1,022,641	1,030,602	—	(7,961)
Expiring 04/15/19	Standard Chartered Bank	CNH	21,417	3,082,679	3,185,497	—	(102,818)
Expiring 07/12/19	Citibank, N.A.	CNH	12,792	1,897,890	1,901,961	—	(4,071)
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	58,500	8,530,240	8,698,073	—	(167,833)
Expiring 07/12/19	HSBC Bank USA, N.A.	CNH	24,413	3,617,751	3,629,868	—	(12,117)
Expiring 07/12/19	JPMorgan Chase Bank, N.A.	CNH	3,669	539,184	545,529	—	(6,345)
Expiring 07/12/19	Morgan Stanley & Co. International PLC	CNH	10,434	1,526,671	1,551,374	—	(24,703)
Danish Krone,
Expiring 04/01/19	Citibank, N.A.	DKK	1,815	276,598	272,785	3,813	—
Expiring 04/01/19	Citibank, N.A.	DKK	1,815	276,598	272,785	3,813	—
Expiring 04/01/19	HSBC Bank USA, N.A.	DKK	2,655	407,059	399,033	8,026	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	DKK	164,585	25,322,619	24,736,294	586,325	—

A190

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 07/01/19	BNP Paribas S.A.	DKK	163,828	$24,872,393	$24,827,911	$44,482	$—
Euro,
Expiring 04/02/19	Citibank, N.A.	EUR	14,585	16,648,353	16,366,309	282,044	—
Expiring 04/02/19	Citibank, N.A.	EUR	11,788	13,342,381	13,227,703	114,678	—
Expiring 04/02/19	Citibank, N.A.	EUR	4,082	4,617,173	4,580,547	36,626	—
Expiring 04/02/19	Citibank, N.A.	EUR	2,605	2,948,521	2,923,156	25,365	—
Expiring 04/02/19	Citibank, N.A.	EUR	1,545	1,747,503	1,733,696	13,807	—
Expiring 04/02/19	Citibank, N.A.	EUR	241	270,812	270,434	378	—
Expiring 04/02/19	Goldman Sachs International	EUR	297,871	340,014,263	334,250,744	5,763,519	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	EUR	2,984	3,387,163	3,348,445	38,718	—
Expiring 04/02/19	Standard Chartered Bank	EUR	64,174	73,315,159	72,011,529	1,303,630	—
Expiring 04/03/19	Citibank, N.A.	EUR	2,743	3,084,849	3,078,269	6,580	—
Expiring 04/03/19	Morgan Stanley & Co. International PLC	EUR	8,153	9,291,461	9,149,614	141,847	—
Expiring 04/17/19	Bank of America, N.A.	EUR	37,145	42,445,334	41,734,426	710,908	—
Expiring 04/17/19	Goldman Sachs International	EUR	426	482,890	478,817	4,073	—
Expiring 04/17/19	UBS AG	EUR	741	835,000	832,742	2,258	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	EUR	281,686	317,112,605	316,922,643	189,962	—
Expiring 05/03/19	Morgan Stanley & Co. International PLC	EUR	21,513	24,218,645	24,204,137	14,508	—
Expiring 05/03/19	UBS AG	EUR	77,410	87,174,598	87,093,590	81,008	—
Expiring 05/28/19	Citibank, N.A.	EUR	2,208	2,577,067	2,489,739	87,328	—
Hong Kong Dollar,
Expiring 06/24/19	Citibank, N.A.	HKD	19,977	2,552,000	2,551,488	512	—
Indian Rupee,
Expiring 06/19/19	BNP Paribas S.A.	INR	417,768	5,787,861	5,966,890	—	(179,029)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	149,289	2,031,000	2,107,345	—	(76,345)
Expiring 10/18/19	HSBC Bank USA, N.A.	INR	80,258	1,092,000	1,132,909	—	(40,909)
Japanese Yen,
Expiring 04/02/19	Citibank, N.A.	JPY	2,484,500	22,523,360	22,425,304	98,056	—
Expiring 04/02/19	Citibank, N.A.	JPY	421,500	3,821,129	3,804,494	16,635	—
Expiring 04/03/19	Goldman Sachs International	JPY	452,187	4,071,263	4,081,846	—	(10,583)
Expiring 04/03/19	Standard Chartered Bank	JPY	340,391	3,095,407	3,072,674	22,733	—
Malaysian Ringgit,
Expiring 08/01/19	UBS AG	MYR	6,100	1,497,300	1,490,489	6,811	—
Mexican Peso,
Expiring 04/15/19	Barclays Bank PLC	MXN	2,579	135,587	132,504	3,083	—
Expiring 04/15/19	Citibank, N.A.	MXN	13,956	719,063	717,034	2,029	—
Expiring 04/15/19	Citibank, N.A.	MXN	295	15,319	15,157	162	—
Expiring 04/15/19	Goldman Sachs International	MXN	56,875	2,931,142	2,922,119	9,023	—
Expiring 04/24/19	Citibank, N.A.	MXN	75,765	3,930,882	3,887,036	43,846	—
Expiring 04/24/19	Citibank, N.A.	MXN	62,789	3,259,965	3,221,311	38,654	—
Expiring 06/26/19	Citibank, N.A.	MXN	61,074	3,108,090	3,101,745	6,345	—
Expiring 06/26/19	Citibank, N.A.	MXN	12,650	641,637	642,449	—	(812)
Expiring 08/14/19	Citibank, N.A.	MXN	70,831	3,583,535	3,569,920	13,615	—
Expiring 08/14/19	Citibank, N.A.	MXN	61,074	3,086,696	3,078,189	8,507	—
Expiring 08/14/19	Citibank, N.A.	MXN	12,355	624,422	622,701	1,721	—
New Taiwanese Dollar,
Expiring 06/19/19	Standard Chartered Bank	TWD	107,974	3,515,016	3,521,512	—	(6,496)
Expiring 06/19/19	Standard Chartered Bank	TWD	86,872	2,828,048	2,833,275	—	(5,227)
New Zealand Dollar,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NZD	1,349	922,631	918,734	3,897	—

A191

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/02/19	Standard Chartered Bank	NZD	7,535	$5,181,333	$5,131,701	$49,632	$—
Expiring 04/02/19	Standard Chartered Bank	NZD	6,151	4,229,647	4,189,131	40,516	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NZD	5,915	4,056,272	4,028,475	27,797	—
Expiring 04/03/19	Standard Chartered Bank	NZD	1,482	1,008,472	1,009,332	—	(860)
Expiring 05/03/19	Standard Chartered Bank	NZD	7,535	5,123,676	5,134,665	—	(10,989)
Norwegian Krone,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NOK	17,935	2,065,150	2,079,759	—	(14,609)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	NOK	4,710	536,041	546,176	—	(10,135)
Expiring 04/03/19	Citibank, N.A.	NOK	35,268	4,081,396	4,089,869	—	(8,473)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	NOK	52,398	6,126,263	6,076,358	49,905	—
Peruvian Nuevo Sol,
Expiring 04/10/19	BNP Paribas S.A.	PEN	6,375	1,911,584	1,920,019	—	(8,435)
Expiring 04/10/19	BNP Paribas S.A.	PEN	5,564	1,668,428	1,675,790	—	(7,362)
Expiring 04/26/19	Citibank, N.A.	PEN	40,320	12,185,000	12,132,751	52,249	—
Expiring 04/26/19	Citibank, N.A.	PEN	3,491	1,056,000	1,050,455	5,545	—
Expiring 06/14/19	BNP Paribas S.A.	PEN	12,037	3,630,642	3,615,703	14,939	—
Expiring 08/01/19	BNP Paribas S.A.	PEN	6,375	1,910,667	1,911,287	—	(620)
Expiring 08/01/19	BNP Paribas S.A.	PEN	5,564	1,667,628	1,668,169	—	(541)
Russian Ruble,
Expiring 04/15/19	Goldman Sachs International	RUB	274,189	4,131,879	4,166,699	—	(34,820)
Expiring 04/15/19	Goldman Sachs International	RUB	40,774	616,988	619,623	—	(2,635)
Expiring 05/15/19	Societe Generale	RUB	50,452	759,683	763,244	—	(3,561)
Expiring 06/14/19	Morgan Stanley & Co. International PLC	RUB	23,582	354,022	355,343	—	(1,321)
Singapore Dollar,
Expiring 06/19/19	Barclays Bank PLC	SGD	973	719,528	719,116	412	—
South Korean Won,
Expiring 04/05/19	HSBC Bank USA, N.A.	KRW	3,884,450	3,425,743	3,422,825	2,918	—
Expiring 06/19/19	Goldman Sachs International	KRW	14,069,521	12,550,867	12,426,784	124,083	—
Expiring 06/19/19	Goldman Sachs International	KRW	3,557,256	3,173,288	3,141,916	31,372	—
Swedish Krona,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	SEK	11,410	1,224,422	1,227,603	—	(3,181)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	SEK	450,005	48,693,204	48,416,125	277,079	—
Expiring 04/02/19	Natwest Markets PLC	SEK	2,425	259,937	260,906	—	(969)
Expiring 04/02/19	Standard Chartered Bank	SEK	23,345	2,512,041	2,511,656	385	—
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	57,950	6,216,842	6,235,311	—	(18,469)
Expiring 04/03/19	JPMorgan Chase Bank, N.A.	SEK	37,098	4,016,692	3,991,675	25,017	—
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	SEK	473,430	51,080,696	51,055,363	25,333	—
Swiss Franc,
Expiring 04/02/19	Goldman Sachs International	CHF	4,681	4,699,949	4,702,779	—	(2,830)
Expiring 04/03/19	Goldman Sachs International	CHF	3,082	3,091,397	3,096,636	—	(5,239)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	CHF	6,135	6,080,100	6,164,134	—	(84,034)
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	CHF	4,681	4,725,291	4,716,860	8,431	—
Thai Baht,
Expiring 06/19/19	BNP Paribas S.A.	THB	3,739	119,661	118,086	1,575	—
Turkish Lira,
Expiring 04/15/19	BNP Paribas S.A.	TRY	3,557	622,500	625,487	—	(2,987)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	TRY	6,353	1,100,789	1,117,034	—	(16,245)
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	TRY	3,634	622,500	620,766	1,734	—
Expiring 05/15/19	Natwest Markets PLC	TRY	1,815	312,771	310,022	2,749	—

A192

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/07/19	BNP Paribas S.A.	TRY	2,685	$462,652	$450,850	$11,802	$—

				$1,550,497,458	$1,538,852,080	12,946,366	(1,300,988)

						$14,190,189	$(6,292,505)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
04/23/19	Buy	EUR	436	SEK	4,490	$6,249	$—	Deutsche Bank AG
04/23/19	Buy	EUR	595	SEK	6,182	2,651	—	Royal Bank of Canada
06/07/19	Buy	EUR	466	TRY	3,019	19,042	—	Citibank, N.A.
06/07/19	Buy	EUR	67	TRY	437	1,914	—	JPMorgan Chase Bank, N.A.
06/19/19	Buy	EUR	622	RON	3,087	1,170	—	Natwest Markets PLC
07/26/19	Buy	EUR	4,488	RON	21,700	7,259	—	Morgan Stanley & Co. International PLC
09/05/19	Buy	EUR	437	TRY	2,973	26,306	—	Goldman Sachs International
03/16/20	Buy	EUR	542	RON	2,690	481	—	BNP Paribas S.A.
03/16/20	Buy	EUR	546	RON	2,710	579	—	Citibank, N.A.
03/16/20	Buy	EUR	546	RON	2,714	148	—	Morgan Stanley & Co. International PLC
04/23/19	Buy	SEK	8,759	EUR	854	—	(16,100)	Credit Suisse International
06/07/19	Buy	TRY	1,467	EUR	227	—	(9,768)	Citibank, N.A.
06/07/19	Buy	TRY	1,547	EUR	239	—	(9,954)	Morgan Stanley & Co. International PLC
09/05/19	Buy	TRY	482	EUR	71	—	(4,475)	BNP Paribas S.A.
09/05/19	Buy	TRY	2,486	EUR	366	—	(22,578)	Citibank, N.A.

						$65,799	$(62,875)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues – Sell Protection(2)*:

Federal Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.618%	(199,539)	(7,292)	(192,247)	Barclays Bank PLC

Federation of Russia	12/20/23	1.000%(Q)	4,500	1.257%	(49,337)	(4,375)	(44,962)	Barclays Bank PLC

Government of Malaysia	12/20/23	1.000%(Q)	1,500	0.702%	20,480	(1,458)	21,938	Barclays Bank PLC

People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.508%	111,919	(4,861)	116,780	Barclays Bank PLC

Republic of Argentina	12/20/23	1.000%(Q)	1,500	7.836%	(367,286)	(1,458)	(365,828)	Barclays Bank PLC

Republic of Chile	12/20/23	1.000%(Q)	1,500	0.392%	41,492	(1,458)	42,950	Barclays Bank PLC

Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.975%	2,841	(1,944)	4,785	Barclays Bank PLC

A193

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues – Sell Protection(2)* (cont’d.):

Republic of Indonesia	12/20/23	1.000%(Q)	2,000	1.176%	$(14,924)	$(1,944)	$(12,980)	Barclays Bank PLC

Republic of Lebanon	12/20/23	1.000%(Q)	1,500	8.209%	(382,749)	(1,458)	(381,291)	Barclays Bank PLC

Republic of Panama	12/20/23	1.000%(Q)	1,500	0.587%	28,218	(1,458)	29,676	Barclays Bank PLC

Republic of Peru	12/20/23	1.000%(Q)	1,500	0.572%	29,266	(1,458)	30,724	Barclays Bank PLC

Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.680%	21,974	(1,458)	23,432	Barclays Bank PLC

Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.845%	(163,142)	(4,375)	(158,767)	Barclays Bank PLC

Republic of Turkey	12/20/23	1.000%(Q)	7,500	4.173%	(952,226)	(7,292)	(944,934)	Barclays Bank PLC

United Mexican States	12/20/23	1.000%(Q)	6,500	1.116%	(31,236)	(6,319)	(24,917)	Barclays Bank PLC

					$(1,904,249)	$(48,608)	$(1,855,641)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices - Buy Protection(1)*:

CDX.EM.30.V1	12/20/23	1.000%(Q)	50,000	1,745,530	$(11,389)	$1,756,919	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.274%	$8,231	$7,415	$(816)

Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.274%	3,956	3,574	(382)

Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	700	0.574%	(5,380)	2,532	7,912

Deutsche Bank AG	12/20/19	1.000%(Q)	EUR	100	0.574%	771	286	(485)

Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.432%	6,026	53,803	47,777

Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		1,100	1.631%	190,429	115,099	(75,330)

General Electric Co.	12/20/20	1.000%(Q)		100	0.274%	(1,789)	1,330	3,119

General Electric Co.	12/20/23	1.000%(Q)		1,800	0.920%	(81,239)	7,894	89,133

General Electric Co.	12/20/23	1.000%(Q)		300	0.920%	(16,848)	1,316	18,164

Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	1,300	1.581%	(38,950)	(35,208)	3,742

Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.615%	(56,080)	(70,009)	(13,929)

						$9,127	$88,032	$78,905

A194

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(121,586)	$(153,894)	$32,308	BNP Paribas S.A.

Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(107,449)	(133,217)	25,768	Citibank, N.A.

Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(107,449)	(132,796)	25,347	Goldman Sachs International

Japan Govt.	06/20/22	(1.000)%(Q)	700	(19,793)	(24,197)	4,404	Bank of America, N.A.

Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(47,877)	(44,541)	(3,336)	Bank of America, N.A.

Republic of China	06/20/23	(1.000)%(Q)	4,900	(131,085)	(94,604)	(36,481)	Goldman Sachs International

Republic of Italy	06/20/19	1.000%(Q)	1,820	(3,977)	(1,195)	(2,782)	Deutsche Bank AG

Republic of Italy	06/20/23	1.000%(Q)	1,800	5,808	40,367	(34,559)	Bank of America, N.A.

Republic of Italy	06/20/28	1.000%(Q)	975	99,704	98,922	782	Goldman Sachs International

South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(204,907)	(164,692)	(40,215)	BNP Paribas S.A.

South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(51,227)	(42,406)	(8,821)	HSBC Bank USA, N.A.

United Mexican States	06/20/23	1.000%(Q)	575	(708)	3,609	(4,317)	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	565	(695)	8,971	(9,666)	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	190	(234)	3,101	(3,335)	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	190	(234)	1,122	(1,356)	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	190	(234)	3,355	(3,589)	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	100	(123)	627	(750)	Citibank, N.A.

United Mexican States	12/20/23	(1.000)%(Q)	4,050	15,486	36,832	(21,346)	Barclays Bank PLC

United Mexican States	12/20/23	(1.000)%(Q)	1,650	6,997	15,004	(8,007)	HSBC Bank USA, N.A.

United Mexican States	12/20/23	(1.000)%(Q)	900	4,325	8,960	(4,635)	BNP Paribas S.A.

United Mexican States	12/20/23	(1.000)%(Q)	400	1,708	3,448	(1,740)	Goldman Sachs International

United Mexican States	12/20/23	(1.000)%(Q)	300	1,457	2,523	(1,066)	Bank of America, N.A.

				$(662,093)	$(564,701)	$(97,392)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

Federal Republic of Brazil	09/20/19	1.000%(Q)	2,495	0.611%	$5,499	$5,695	$(196)	HSBC Bank USA, N.A.

A195

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):

Federal Republic of Brazil	12/20/22	1.000%(Q)	3,100	1.351%	$(37,186)	$(62,308)	$25,122	Morgan Stanley Capital Services LLC

Federal Republic of Brazil	06/20/24	1.000%(Q)	1,500	1.755%	(53,592)	(43,885)	(9,707)	HSBC Bank USA, N.A.

Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	3.285%	(37,286)	(42,575)	5,289	Citibank, N.A.

Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	3.654%	(59,179)	(108,194)	49,015	Barclays Bank PLC

Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	3.791%	(133,590)	(230,139)	96,549	Citibank, N.A.

Hellenic Republic of Greece	12/20/25	1.000%(Q)	1,220	4.000%	(197,184)	(220,976)	23,792	Bank of America, N.A.

Kingdom of Spain	06/20/19	1.000%(Q)	3,900	0.148%	8,912	22,243	(13,331)	Morgan Stanley & Co. International PLC

Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.538%	34,016	27,267	6,749	Bank of America, N.A.

Kingdom of Spain	12/20/28	1.000%(Q)	2,194	0.967%	6,801	(14,284)	21,085	Bank of America, N.A.

Petrobras International Finance Co.	03/20/20	1.000%(Q)	3,700	0.506%	19,010	(675,603)	694,613	HSBC Bank USA, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	480	2.269%	(23,469)	(26,563)	3,094	Citibank, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.269%	(22,980)	(31,242)	8,262	Citibank, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.269%	(7,823)	(10,702)	2,879	Citibank, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.269%	(7,823)	(8,896)	1,073	Citibank, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	160	2.269%	(7,823)	(10,899)	3,076	Citibank, N.A.

Petroleos Mexicanos	06/20/23	1.000%(Q)	80	2.269%	(3,911)	(4,425)	514	Citibank, N.A.

Republic of Colombia	12/20/22	1.000%(Q)	4,700	0.756%	42,412	18,324	24,088	Morgan Stanley Capital Services LLC

Republic of Indonesia	12/20/23	1.000%(Q)	5,000	0.941%	14,678	(73,797)	88,475	Citibank, N.A.

Republic of Italy	06/20/20	1.000%(Q)	980	0.687%	4,053	(14,173)	18,226	Bank of America, N.A.

Republic of Italy	06/20/21	1.000%(Q)	31,000	0.662%	237,829	(566,159)	803,988	Citibank, N.A.

A196

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):

Republic of Italy	06/20/21	1.000%(Q)	10,100	1.197%	$(39,466)	$(168,497)	$129,031	Bank of America, N.A.

Republic of Italy	06/20/21	1.000%(Q)	8,800	0.662%	67,512	(196,071)	263,583	Goldman Sachs International

Republic of Italy	06/20/21	1.000%(Q)	3,500	1.197%	(13,676)	(62,657)	48,981	JPMorgan Chase Bank, N.A.

Republic of Italy	06/20/21	1.000%(Q)	1,560	1.197%	(6,096)	(32,390)	26,294	Goldman Sachs International

Republic of Italy	12/20/21	1.000%(Q)	1,820	1.419%	(19,296)	(67,622)	48,326	Bank of America, N.A.

Republic of Italy	06/20/23	1.000%(Q)	1,800	1.840%	(58,038)	(108,420)	50,382	Bank of America, N.A.

Republic of Italy	06/20/23	1.000%(Q)	1,550	1.840%	(49,977)	(73,504)	23,527	Goldman Sachs International

Republic of Portugal	06/20/23	1.000%(Q)	540	0.605%	8,736	445	8,291	Bank of America, N.A.

Republic of Portugal	12/20/23	1.000%(Q)	740	0.676%	10,925	(41)	10,966	Morgan Stanley & Co. International PLC

Republic of Portugal	12/20/23	1.000%(Q)	380	0.676%	5,610	134	5,476	JPMorgan Chase Bank, N.A.

Republic of South Africa	06/20/23	1.000%(Q)	200	1.710%	(5,502)	(12,038)	6,536	JPMorgan Chase Bank, N.A.

Republic of South Africa	06/20/23	1.000%(Q)	100	1.710%	(2,751)	(5,082)	2,331	Citibank, N.A.

Russian Federation	12/20/22	1.000%(Q)	10,000	1.098%	(31,502)	(218,907)	187,405	Goldman Sachs International

United Mexican States	12/20/22	1.000%(Q)	500	0.888%	2,160	630	1,530	Citibank, N.A.

United Mexican States	06/20/23	1.000%(Q)	100	0.977%	123	(1,011)	1,134	Citibank, N.A.

United Mexican States	12/20/23	1.000%(Q)	11,400	1.116%	(54,783)	(178,555)	123,772	HSBC Bank USA, N.A.

United Mexican States	12/20/23	1.000%(Q)	4,500	0.975%	6,391	(67,397)	73,788	Goldman Sachs International

United Mexican States	12/20/23	1.000%(Q)	800	1.116%	(3,844)	(3,593)	(251)	BNP Paribas S.A.

United Mexican States	12/20/23	1.000%(Q)	700	1.618%	(18,624)	(24,152)	5,528	HSBC Bank USA, N.A.

United Mexican States	06/20/24	1.000%(Q)	15,300	1.228%	(164,085)	(246,016)	81,931	HSBC Bank USA, N.A.

A197

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):

United Mexican States	06/20/24	1.000%(Q)	5,800	1.228%	$(62,173)	$(101,260)	$39,087	Citibank, N.A.

United Mexican States	06/20/24	1.000%(Q)	3,700	1.085%	(14,080)	(37,659)	23,579	Citibank, N.A.

United Mexican States	06/20/24	1.000%(Q)	600	1.228%	(6,467)	(9,703)	3,236	BNP Paribas S.A.

					$(667,539)	$(3,684,657)	$3,017,118

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

CDX.NA.HY.31	12/20/23	5.000%(Q)		8,232	$(605,531)	$(565,050)	$40,481

CDX.NA.HY.31	12/20/23	5.000%(Q)		3,136	(174,861)	(215,257)	(40,396)

CDX.NA.IG.31	12/20/23	1.000%(Q)		219,800	(3,384,548)	(4,361,345)	(976,797)

CDX.NA.IG.31.V1	12/20/28	1.000%(Q)		6,855	180,028	24,326	(155,702)

iTraxx Europe Series 26 V1	12/20/21	1.000%(Q)	EUR	3,700	(60,195)	(86,381)	(26,186)

iTraxx Europe Series 28 V1	12/20/22	1.000%(Q)	EUR	20,900	(630,745)	(527,553)	103,192

iTraxx Europe Series 28 V1	12/20/22	1.000%(Q)	EUR	10,600	(297,505)	(267,575)	29,930

iTraxx Europe Series 30 V1	12/20/23	1.000%(Q)	EUR	26,600	55,878	(410,405)	(466,283)

					$(4,917,479)	$(6,409,240)	$(1,491,761)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.EM.29	06/20/23	1.000%(Q)		2,700	1.690%	$(48,870)	$(68,925)	$(20,055)

CDX.EM.30	12/20/23	1.000%(Q)		179,700	1.823%	(8,323,597)	(6,108,842)	2,214,755

CDX.EM.31	06/20/24	1.000%(Q)		57,900	1.803%	(1,913,050)	(2,116,583)	(203,533)

iTraxx Europe Series 31 V1	06/20/24	1.000%(Q)	EUR	1,600	0.650%	32,717	32,813	96

						$(10,252,800)	$(8,261,537)	$1,991,263

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):

CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$(25,694)	$57,438	$(83,132)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):

CMBX.NA.6.AA	05/11/63	1.500%(M)	6,000	*	$88,826	$(375,020)	$463,846	Credit Suisse International

CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	*	29,608	(443)	30,051	Goldman Sachs International

CMBX.NA.6.AA	05/11/63	1.500%(M)	1,500	*	22,206	(332)	22,538	Goldman Sachs International

A198

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2) (cont’d.):

CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$33,091	$(172,053)	$205,144	Deutsche Bank AG

CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	10,027	(51,756)	61,783	Goldman Sachs International

CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	6,016	(41,882)	47,898	Merrill Lynch International

					$189,774	$(641,486)	$831,260

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
EUR	61,500	3 Month EURIBOR minus 27.00bps(Q)	69,606	3 Month LIBOR(Q)	Citibank, N.A.	06/19/19	$331,742	$1,319,557	$(987,815)
EUR	38,900	3 Month EURIBOR minus 28.30bps(Q)	44,027	3 Month LIBOR(Q)	Goldman Sachs Bank USA	06/19/19	208,381	822,751	(614,370)

A199

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Currency swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements (cont’d.):
EUR	35,400	3 Month EURIBOR minus 21.50bps(Q)	40,066	3 Month LIBOR(Q)	Goldman Sachs Bank USA	06/19/19	$196,544	$861,974	$(665,430)
EUR	53,100	3 Month EURIBOR minus 27.00bps(Q)	60,099	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	06/19/19	286,431	1,061,078	(774,647)

							$1,023,098	$4,065,360	$(3,042,262)

Forward rate agreement outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC forward rate swap agreements^:
117,100	04/26/19	—(3)	—(3)	$(17,126)	$—	$(17,126)	Citigroup Global Markets, Inc.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMT minus 1.352% upon termination.
(4)	The portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Inflation swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

EUR	330	04/15/20	1.000%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(1,002)	$(1,002)

EUR	130	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	92	(1,167)	(1,259)

EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	—	(17,169)	(17,169)

EUR	3,300	06/15/23	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	89,905	89,905

EUR	3,300	02/15/24	1.066%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	24,569	24,569

EUR	8,200	03/15/24	1.168%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	12,037	82,324	70,287

EUR	8,200	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(2,740)	(41,268)	(38,528)

EUR	1,300	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(170)	58,776	58,946

EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	108	92,596	92,488

A200

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(534)	$(37,919)	$(37,385)

EUR	50	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	405	5,963	5,558

EUR	1,070	11/15/38	1.796%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	82	100,265	100,183

EUR	1,000	11/15/38	1.808%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	96,700	96,700

EUR	900	03/15/39	1.570%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	27,230	27,230

EUR	500	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,019	76,061	75,042

EUR	530	11/15/48	1.950%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(1,804)	80,678	82,482

EUR	360	11/15/48	1.945%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	54,004	54,004

GBP	1,230	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	33,224	33,224

GBP	340	11/15/28	3.595%(T)	U.K. Retail Price Index(2)(T)	—	8,739	8,739

GBP	1,300	12/15/28	3.633%(T)	U.K. Retail Price Index(2)(T)	—	40,670	40,670

GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(2)(T)	(34,052)	(15,793)	18,259

GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(2)(T)	(43,957)	51,141	95,098

GBP	3,200	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	67,530	66,205	(1,325)

GBP	2,840	08/15/30	3.325%(T)	U.K. Retail Price Index(2)(T)	26,678	(15,373)	(42,051)

GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(103,355)	(103,358)	(3)

GBP	3,520	09/15/32	3.470%(T)	U.K. Retail Price Index(2)(T)	(7,170)	(3,032)	4,138

GBP	360	09/15/33	3.500%(T)	U.K. Retail Price Index(2)(T)	281	138	(143)

GBP	470	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	—	13,292	13,292

GBP	700	04/15/35	3.358%(T)	U.K. Retail Price Index(2)(T)	(15,733)	(4,178)	11,555

GBP	340	03/15/47	3.428%(T)	U.K. Retail Price Index(1)(T)	17,513	13,585	(3,928)

	4,040	04/10/19	1.980%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(17,686)	(17,686)

	2,170	05/08/19	1.925%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,676)	(7,676)

	900	03/20/20	1.958%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(911)	(911)

A201

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

3,700	07/15/20	2.168%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(19,493)	$(19,493)

2,690	07/15/20	1.721%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(2,334)	(2,334)

2,900	11/23/20	2.027%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(6,524)	(6,524)

2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(5,913)	(5,913)

6,000	03/14/21	1.875%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(4,968)	(4,968)

2,900	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(3,282)	(3,282)

2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	67,692	43,261	(24,431)

1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	46,384	26,910	(19,474)

11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(978,621)	(1,113,965)	(135,344)

1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,596)	(7,596)

7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(115,173)	(115,173)

4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(797)	(90,262)	(89,465)

1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(24,688)	(24,688)

1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(39,623)	(39,623)

2,000	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(107,206)	(58,247)	48,959

1,540	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(71,132)	(32,267)	38,865

2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,334	8,334

1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	13,479	13,479

1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	9,077	9,077

A202

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

2,800	10/17/27	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$23,851	$23,851

3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,941	114,376	106,435

1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	61,374	61,374

1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	39,809	39,809

1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	63,370	63,370

500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(95)	17,455	17,550

				$(1,119,604)	$(353,506)	$766,098

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$197,016	$—	$197,016	Bank of America, N.A.
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(222,213)	39,860	(262,073)	Deutsche Bank AG

				$(25,197)	$39,860	$(65,057)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

BRL	634,900	01/02/20	6.450%(T)	1 Day BROIS(1)(T)	$(8,456)	$60,799	$69,255

BRL	412,500	01/02/20	6.370%(T)	1 Day BROIS(1)(T)	(256)	110,447	110,703

BRL	1,800	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	1,622	19,813	18,191

BRL	6,894	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	—	568,707	568,707

CAD	25,900	06/19/29	2.500%(S)	3 Month CDOR(2)(Q)	317,853	690,092	372,239

CAD	13,800	12/18/48	2.750%(S)	3 Month CDOR(2)(Q)	(197,703)	965,473	1,163,176

CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	9,924	9,924

EUR	3,775	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(4,077)	(602)	3,475

EUR	6,490	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(21,867)	(14,022)	7,845

A203

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	1,270	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	$(6,013)	$(8,320)	$(2,307)

EUR	56,300	09/18/21	0.000%(A)	6 Month EURIBOR(2)(S)	144,381	208,966	64,585

EUR	3,905	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,476	(46,312)	(47,788)

EUR	4,795	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(91,408)	(190,397)	(98,989)

EUR	4,080	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	19,665	(102,782)	(122,447)

EUR	3,170	05/11/24	0.050%(A)	1 Day EONIA(2)(A)	18,180	35,258	17,078

EUR	55,700	06/19/24	0.500%(A)	6 Month EURIBOR(2)(S)	294,251	1,439,995	1,145,744

EUR	17,500	09/18/24	0.250%(A)	6 Month EURIBOR(2)(S)	72,838	168,507	95,669

EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(8,342)	(8,535)

EUR	3,665	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(9,922)	(188,765)	(178,843)

EUR	33,385	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	273,411	1,287,913	1,014,502

EUR	15,300	03/08/29	1.000%(A)	6 Month EURIBOR(2)(S)	(73,035)	60,334	133,369

EUR	370	05/11/29	0.600%(A)	1 Day EONIA(2)(A)	7,289	12,207	4,918

EUR	55,600	06/19/29	1.000%(A)	6 Month EURIBOR(2)(S)	369,262	3,066,866	2,697,604

EUR	1,490	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	53,681	(65,518)	(119,199)

EUR	370	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	16,650	(16,982)	(33,632)

EUR	580	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	26,149	(43,186)	(69,335)

EUR	5,680	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(347,561)	(347,561)

EUR	5,680	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	347,117	347,117

EUR	985	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	40,665	(89,747)	(130,412)

EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	(185,969)	(247,213)

EUR	3,480	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(112,376)	(112,376)

EUR	3,480	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	113,414	113,414

EUR	3,800	06/19/49	1.500%(A)	6 Month EURIBOR(2)(S)	59,384	484,172	424,788

EUR	1,500	09/18/49	1.250%(A)	6 Month EURIBOR(2)(S)	11,325	72,671	61,346

GBP	76,700	12/18/20	1.500%(A)	3 Month GBP LIBOR(2)(Q)	217,733	644,828	427,095

GBP	27,500	09/18/21	1.000%(S)	6 Month GBP LIBOR(2)(S)	(99,642)	23,837	123,479

GBP	76,700	12/16/21	1.500%(A)	3 Month GBP LIBOR(1)(Q)	(33,567)	(517,072)	(483,505)

GBP	8,500	09/18/24	1.250%(S)	6 Month GBP LIBOR(1)(S)	19,543	(86,130)	(105,673)

GBP	5,600	06/19/29	1.500%(S)	6 Month GBP LIBOR(2)(S)	43,462	193,261	149,799

A204

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

GBP	3,300	09/18/29	1.500%(S)	6 Month GBP LIBOR(2)(S)	$24,119	$(107,985)	$(132,104)

GBP	5,500	09/18/49	1.500%(S)	6 Month GBP LIBOR(2)(S)	(88,270)	226,286	314,556

GBP	3,930	09/18/49	1.500%(S)	6 Month GBP LIBOR(1)(S)	(63,324)	(161,691)	(98,367)

JPY	4,376,090	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(29,038)	(29,038)

JPY	1,831,160	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(8,718)	(8,718)

JPY	2,260,000	12/20/21	0.500%(S)	6 Month JPY LIBOR(2)(S)	556,667	338,516	(218,151)

JPY	120,000	09/18/23	1.000%(S)	6 Month JPY LIBOR(1)(S)	(46,163)	(50,760)	(4,597)

JPY	7,540,000	03/20/24	0.100%(S)	6 Month JPY LIBOR(2)(S)	(222,282)	521,727	744,009

JPY	370,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(15,491)	(72,654)	(57,163)

JPY	332,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(6,012)	(68,381)	(62,369)

JPY	1,390,000	03/20/28	0.300%(S)	6 Month JPY LIBOR(1)(S)	(2,904)	(282,371)	(279,467)

JPY	1,211,000	06/18/28	0.380%(S)	6 Month JPY LIBOR(1)(S)	(248,566)	(357,449)	(108,883)

JPY	260,000	06/18/28	0.399%(S)	6 Month JPY LIBOR(1)(S)	(248)	(76,923)	(76,675)

JPY	7,654,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(1,051,434)	(2,531,158)	(1,479,724)

JPY	180,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(10,461)	(59,732)	(49,271)

JPY	4,320,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	3,311,829	7,221,143	3,909,314

JPY	2,720,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	3,454,414	3,877,862	423,448

JPY	930,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(2)(S)	1,071,196	1,145,047	73,851

JPY	1,620,000	01/24/49	0.724%(S)	6 Month JPY LIBOR(2)(S)	340,151	878,218	538,067

MXN	101,500	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(403,055)	(352,643)	50,412

NZD	11,130	02/14/20	2.500%(S)	3 Month BBR(2)(Q)	10,303	57,115	46,812

NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	10,087	(216,475)	(226,562)

PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	21,590	21,590

	32,100	03/02/20	— (8)	— (8)	—	2,415	2,415

	36,855	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	38,129	38,129

	118,100	06/20/20	1.750%(S)	3 Month LIBOR(1)(Q)	2,049,326	622,486	(1,426,840)

	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	92,448	(129,293)	(221,741)

	36,860	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,134)	(167,879)	(166,745)

	66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	1,137,683	1,137,683

	174,800	03/18/22	— (9)	— (9)	(1,168)	4,356	5,524

	67,500	04/26/22	— (3)	— (3)	—	4,120	4,120

	4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(45,753)	(45,753)

	11,900	06/12/22	— (5)	— (5)	—	7,078	7,078

	9,100	06/12/22	— (6)	— (6)	—	9,404	9,404

A205

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

46,700	06/19/22	— (7)	— (7)	$(3,502)	$28,610	$32,112

12,700	12/20/22	2.250%(S)	3 Month LIBOR(2)(Q)	15,994	45,697	29,703

34,100	04/27/23	— (4)	— (4)	—	(470)	(470)

30,500	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(1,054,102)	(216,970)	837,132

12,100	06/20/23	2.000%(S)	3 Month LIBOR(2)(Q)	(467,455)	(86,077)	381,378

5,300	10/19/23	2.655%(S)	3 Month LIBOR(2)(Q)	—	117,222	117,222

3,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	69,466	69,466

3,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	71,580	71,580

19,100	12/19/23	2.750%(S)	3 Month LIBOR(2)(Q)	(129,013)	522,956	651,969

8,100	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(65,124)	122,889	188,013

20,790	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(29,385)	117,218	146,603

17,357	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(18,884)	127,052	145,936

7,650	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	18,313	69,001	50,688

3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	50,472	50,472

10,500	06/19/24	3.000%(S)	3 Month LIBOR(2)(Q)	401,210	357,187	(44,023)

77,470	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	326,551	556,623	230,072

27,715	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	93,140	191,135	97,995

10,825	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	78,714	78,714

27,025	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	84,797	(191,376)	(276,173)

5,430	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,311	(128,028)	(132,339)

840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(33,459)	(33,459)

7,100	04/30/25	2.683%(A)	1 Day USOIS(1)(A)	2,834	(326,137)	(328,971)

5,000	04/30/25	2.714%(A)	1 Day USOIS(1)(A)	(78)	(239,506)	(239,428)

2,400	04/30/25	2.673%(A)	1 Day USOIS(1)(A)	—	(108,185)	(108,185)

2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(109,765)	(109,765)

2,200	04/30/25	2.696%(A)	1 Day USOIS(1)(A)	—	(102,952)	(102,952)

1,900	04/30/25	2.684%(A)	1 Day USOIS(1)(A)	(60)	(70,878)	(70,818)

38,906	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(27,036)	(1,844,325)	(1,817,289)

26,838	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	845	(1,273,827)	(1,274,672)

9,980	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,874	(471,007)	(478,881)

2,260	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(104,550)	(104,550)

11,255	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	3,718	(158,014)	(161,732)

3,435	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	15,872	15,872

5,640	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	120	(84,416)	(84,536)

3,700	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	3,378	3,378

9,700	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	9,384	9,384

A206

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

12,500	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	$(356,764)	$(545,314)	$(188,550)

12,600	07/20/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	277,998	277,998

23,000	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	404,687	353,415	(51,272)

3,500	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	77,436	77,436

2,600	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	29,472	(3,276)	(32,748)

8,910	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(281,388)	342,554	623,942

15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	289,793	88,868

7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(4,905)	7,355	12,260

6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	92,573	84,884

2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	21,799	21,799

4,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(8,199)	(8,199)

3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	75,576	75,576

1,835	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(962)	(962)

15,430	04/17/28	3.100%(S)	3 Month LIBOR(1)(Q)	(46,560)	(402,692)	(356,132)

14,800	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	940,305	94,516	(845,789)

5,500	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	303,358	35,124	(268,234)

930	07/18/28	2.765%(S)	3 Month LIBOR(1)(Q)	—	(27,571)	(27,571)

9,970	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(106,429)	(389,202)	(282,773)

6,396	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(23,046)	(238,460)	(215,414)

15,100	09/13/28	3.134%(S)	3 Month LIBOR(1)(Q)	—	(388,726)	(388,726)

7,900	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	(239,744)	(457,329)	(217,585)

900	12/19/28	3.000%(S)	3 Month LIBOR(1)(Q)	5,750	(53,399)	(59,149)

29,600	06/19/29	3.000%(S)	3 Month LIBOR(1)(Q)	(371,941)	(1,544,906)	(1,172,965)

25,000	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	760,649	1,267,009	506,360

2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	459,300	459,300

435	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(9,053)	(9,053)

1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	343,142	343,142

2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	165,467	159,300

16,600	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(457,280)	(565,063)	(107,783)

1,232	12/20/47	2.478%(A)	1 Day USOIS(1)(A)	6,870	(49,183)	(56,053)

620	12/20/47	2.499%(A)	1 Day USOIS(1)(A)	1,548	(27,587)	(29,135)

600	12/20/47	2.428%(A)	1 Day USOIS(1)(A)	1,449	(17,106)	(18,555)

1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	3,211	3,211

970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(14,459)	(14,459)

7,700	06/20/48	2.500%(S)	3 Month LIBOR(1)(Q)	853,371	165,177	(688,194)

A207

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

	150	11/19/48	2.951%(S)	3 Month LIBOR(1)(Q)	$—	$(10,611)	$(10,611)

	200	12/12/48	2.953%(S)	3 Month LIBOR(1)(Q)	—	(14,630)	(14,630)

	8,800	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	245,603	(776,878)	(1,022,481)

	3,200	12/19/48	3.000%(S)	3 Month LIBOR(1)(Q)	191,086	(284,742)	(475,828)

ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	11,000	(8,235)	(19,235)

ZAR	9,507	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(1,839)	11,647	13,486

					$11,529,440	$15,204,813	$3,675,373

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
CNH	16,600	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$(1,159)	$—	$(1,159)	Citibank, N.A.
CNH	14,800	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,545)	—	(1,545)	Goldman Sachs Bank USA
ILS	66,400	03/21/20	0.270%(A)	3 Month TELBOR(1)(Q)	9,074	—	9,074	Goldman Sachs Bank USA
ILS	74,200	06/20/20	0.420%(A)	3 Month TELBOR(1)(Q)	(81,531)	—	(81,531)	JPMorgan Chase Bank, N.A.
ILS	68,900	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(56,698)	5,218	(61,916)	Goldman Sachs Bank USA
ILS	33,500	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(27,567)	—	(27,567)	Bank of America, N.A.
ILS	22,700	06/20/20	0.370%(A)	3 Month TELBOR(1)(Q)	(18,679)	—	(18,679)	HSBC Bank USA, N.A.
ILS	128,600	03/01/24	1.018%(A)	3 Month TELBOR(2)(Q)	235,092	(3,738)	238,830	JPMorgan Chase Bank, N.A.
ILS	13,900	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	107,805	—	107,805	Goldman Sachs Bank USA
ILS	16,000	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	257,079	—	257,079	JPMorgan Chase Bank, N.A.
ILS	14,800	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	206,735	—	206,735	Goldman Sachs Bank USA
ILS	7,000	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	97,780	—	97,780	Bank of America, N.A.
ILS	4,700	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	65,652	306	65,346	HSBC Bank USA, N.A.
KRW	13,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	165,500	(38,657)	204,157	Bank of America, N.A.
	435	03/05/49	2.402%(Q)	1 Week MUNIPSA(1)(Q)	(25,381)	—	(25,381)	JPMorgan Chase Bank, N.A.

					$932,157	$(36,871)	$969,028

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

A208

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(5)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.
(9)	Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	02/14/20	30,288	$(176,783)	—	$(176,783)
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	02/14/20	4,757	(27,766)	—	(27,766)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	02/14/20	86,045	(443,487)	—	(443,487)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	02/14/20	24,397	(133,477)	(40,442)	(93,035)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	02/14/20	10,236	(52,750)	—	(52,750)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	02/14/20	6,929	(35,708)	—	(35,708)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	02/14/20	6,317	(32,553)	—	(32,553)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	02/14/20	399	(2,057)	—	(2,057)
CBEO SKEW Index(M)	+25bps(M)	Goldman Sachs International	02/14/20	12,945	54,863	—	54,863
Citi Congestion Ex PM M F2 Index(M)	+17bps(M)	Citibank, N.A.	02/14/20	4,112	1,888	—	1,888
Citi Congestion Ex PM M F3 Index(M)	+17bps(M)	Citibank, N.A.	02/14/20	4,067	(1,264)	—	(1,264)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	02/14/20	53,152	(273,801)	—	(273,801)
Corn Futures, fixed price $398.38(T)(3)	—	JPMorgan Chase Bank, N.A.	11/22/19	25	(3,349)	—	(3,349)
Corn Futures, fixed price $398.50(T)(3)	—	Goldman Sachs International	11/22/19	30	(4,056)	—	(4,056)
Corn Futures, fixed price $398.50(T)(3)	—	JPMorgan Chase Bank, N.A.	11/22/19	15	2,028	—	2,028
Corn Futures, fixed price $398.75(T)(3)	—	Goldman Sachs International	11/22/19	15	2,065	—	2,065
Corn Futures, fixed price $402.25(T)(3)	—	Goldman Sachs International	11/22/19	35	6,023	—	6,023
Corn Futures, fixed price $402.25(T)(3)	—	Goldman Sachs International	11/22/19	35	(6,023)	—	(6,023)
Corn Futures, fixed price $403.25(T)(3)	—	Goldman Sachs International	11/22/19	40	7,277	—	7,277
Cotton No. 2, fixed price $73.58(T)(3)	—	Goldman Sachs International	11/08/19	(400)	7,323	—	7,323

A209

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Custom Commodity Forward Index, fixed price $1.84(T)(3)	—	Citibank, N.A.	12/31/21	10	$(3,427)	(384)	$(3,043)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +18bps(M)	Societe Generale (Paris)	08/22/19	6,782	195,279	—	195,279
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +40bps(M)	BNP Paribas S.A.	11/06/19	17,761	264,236	—	264,236
European Refined Margin, fixed price $10.00(T)(3)	—	BNP Paribas S.A.	12/31/20	24	(19,430)	(30,682)	11,252
European Refined Margin, fixed price $5.35(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/19	1	(1,198)	—	(1,198)
European Refined Margin, fixed price $5.42(T)(3)	—	Goldman Sachs International	12/31/19	4	(3,365)	—	(3,365)
European Refined Margin, fixed price $6.00(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(432)	—	(432)
European Refined Margin, fixed price $6.06(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	271	—	271
European Refined Margin, fixed price $6.08(T)(3)	—	BNP Paribas S.A.	12/31/19	1	253	—	253
European Refined Margin, fixed price $6.25(T)(3)	—	BNP Paribas S.A.	12/31/19	1	(1,206)	—	(1,206)
European Refined Margin, fixed price $6.75(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/19	4	(3,041)	(1,368)	(1,673)
European Refined Margin, fixed price $6.87(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(452)	—	(452)
European Refined Margin, fixed price $6.97(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	(333)	—	(333)
European Refined Margin, fixed price $7.00(T)(3)	—	Morgan Stanley Capital Services LLC	06/30/19	2	2,551	—	2,551
European Refined Margin, fixed price $7.01(T)(3)	—	Morgan Stanley Capital Services LLC	06/30/19	2	2,541	—	2,541
European Refined Margin, fixed price $7.05(T)(3)	—	Goldman Sachs International	12/31/19	8	(4,436)	(648)	(3,788)
European Refined Margin, fixed price $7.15(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	1	120	—	120
European Refined Margin, fixed price $8.22(T)(3)	—	Morgan Stanley Capital Services LLC	09/30/19	(1)	(105)	—	(105)
European Refined Margin, fixed price $8.25(T)(3)	—	BNP Paribas S.A.	09/30/19	—	35	—	35
European Refined Margin, fixed price $8.25(T)(3)	—	Morgan Stanley Capital Services LLC	09/30/19	(1)	140	—	140
European Refined Margin, fixed price $8.29(T)(3)	—	Goldman Sachs International	09/30/19	(3)	508	—	508
European Refined Margin, fixed price $8.52(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(741)	—	(741)

A210

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
European Refined Margin, fixed price $8.55(T)(3)	—	Goldman Sachs International	12/31/20	13	$7,763	1,785	$5,978
European Refined Margin, fixed price $8.57(T)(3)	—	Morgan Stanley Capital Services LLC	06/30/19	(1)	(313)	—	(313)
European Refined Margin, fixed price $8.58(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	32	(18,113)	—	(18,113)
European Refined Margin, fixed price $8.60(T)(3)	—	BNP Paribas S.A.	06/30/19	(7)	(2,495)	(1,054)	(1,441)
European Refined Margin, fixed price $8.61(T)(3)	—	Morgan Stanley Capital Services LLC	06/30/19	(1)	(466)	—	(466)
European Refined Margin, fixed price $8.65(T)(3)	—	Morgan Stanley Capital Services LLC	06/30/19	(1)	(385)	—	(385)
European Refined Margin, fixed price $8.86(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(345)	—	(345)
European Refined Margin, fixed price $8.92(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/19	4	238	—	238
European Refined Margin, fixed price $8.98(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	1	239	—	239
European Refined Margin, fixed price $9.59(T)(3)	—	Morgan Stanley Capital Services LLC	09/30/19	(1)	230	—	230
European Refined Margin, fixed price $9.90(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	1	(863)	—	(863)
European Refined Margin, fixed price $9.97(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(944)	—	(944)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	06/20/19	(2,700)	(48,629)	18,846	(67,475)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	09/20/19	(3,300)	(60,130)	241	(60,371)
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	02/14/20	12,592	111,661	—	111,661
J.P. Morgan FNJ 1 Index(M)	+35bps(M)	JPMorgan Chase Bank, N.A.	02/14/20	8,697	57,396	(1,045)	58,441
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	02/14/20	10,326	(41,142)	—	(41,142)
JPMorgan Custom Commodity Index(M)	+15bps(M)	JPMorgan Chase Bank, N.A.	02/14/20	5,085	8,054	—	8,054
KC Hard Red Winter Wheat Weekly Options, fixed price $478.00(T)(3)	—	Citibank, N.A.	06/21/19	20	(8,001)	—	(8,001)
KC Hard Red Winter Wheat Weekly Options, fixed price $479.38(T)(3)	—	JPMorgan Chase Bank, N.A.	06/21/19	25	(10,342)	—	(10,342)
KC Hard Red Winter Wheat Weekly Options, fixed price $501.50(T)(3)	—	JPMorgan Chase Bank, N.A.	06/21/19	10	(6,336)	—	(6,336)

A211

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
KC Hard Red Winter Wheat Weekly Options, fixed price $504.50(T)(3)	—	JPMorgan Chase Bank, N.A.	06/21/19	10	$(6,634)	—	$(6,634)
London Gold Market Fixing Ltd. PM, pay strike 1.782%(T)(4)	—	Societe Generale (Paris)	06/08/20	262	(1,393)	—	(1,393)
London Gold Market Fixing Ltd. PM, pay strike 1.960%(T)(4)	—	Morgan Stanley Capital Services LLC	05/12/20	321	(2,591)	—	(2,591)
London Gold Market Fixing Ltd. PM, pay strike 3.063%(T)(4)	—	Morgan Stanley Capital Services LLC	10/08/19	571	(12,004)	—	(12,004)
London Gold Market Fixing Ltd. PM, pay strike 3.240%(T)(4)	—	Morgan Stanley Capital Services LLC	07/26/19	592	13,558	—	13,558
London Gold Market Fixing Ltd. PM, pay strike 3.294%(T)(4)	—	Morgan Stanley Capital Services LLC	07/17/19	579	13,535	—	13,535
London Gold Market Fixing Ltd. PM, pay strike 7.023%(T)(4)	—	Goldman Sachs International	07/29/20	15	81,295	—	81,295
London Gold Market Fixing Ltd. PM, pay strike 7.840%(T)(4)	—	Goldman Sachs International	09/09/20	7	44,592	—	44,592
London Gold Market Fixing Ltd. PM, receive strike 3.861%(T)(4)	—	JPMorgan Chase Bank, N.A.	07/29/20	1,374	(35,693)	—	(35,693)
London Gold Market Fixing Ltd. PM, receive strike 3.976%(T)(4)	—	JPMorgan Chase Bank, N.A.	07/29/20	135	(3,668)	—	(3,668)
London Gold Market Fixing Ltd. PM, receive strike 4.268%(T)(4)	—	JPMorgan Chase Bank, N.A.	09/09/20	714	(19,586)	—	(19,586)
London Silver Market Fixing Ltd., receive strike 3.706%(T)(4)	—	Morgan Stanley Capital Services LLC	07/09/19	468	13,210	—	13,210
London Silver Market Fixing Ltd., receive strike 4.410%(T)(4)	—	Societe Generale (Paris)	06/08/20	167	5,148	—	5,148
London Silver Market Fixing Ltd., receive strike 4.580%(T)(4)	—	Morgan Stanley Capital Services LLC	05/12/20	210	6,920	—	6,920
London Silver Market Fixing Ltd., receive strike 7.023%(T)(4)	—	Morgan Stanley Capital Services LLC	10/08/19	377	18,045	—	18,045
London Silver Market Fixing Ltd., receive strike 7.317%(T)(4)	—	Morgan Stanley Capital Services LLC	07/17/19	388	(19,448)	—	(19,448)
London Silver Market Fixing Ltd., receive strike 7.398%(T)(4)	—	Morgan Stanley Capital Services LLC	07/26/19	392	(19,943)	—	(19,943)
Naphtha Fuel Oil Spread, fixed price $5.30(T)(3)	—	Goldman Sachs International	04/30/19	(2)	(276)	(559)	283
Naphtha Fuel Oil Spread, fixed price $5.35(T)(3)	—	BNP Paribas S.A.	04/30/19	2	(255)	(4,225)	3,970

A212

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
No. 2 Soft Red Winter Wheat Futures, fixed price $524.00(T)(3)	—	Goldman Sachs International	06/21/19	(40)	$24,052	—	$24,052
PIMCO Custom Commodity Basket Index(M)	—	Canadian Imperial Bank of Commerce	02/14/20	8,464	(9,189)	—	(9,189)
Platinum - Gold Spread, fixed price $410.75(T)(3)	—	BNP Paribas S.A.	07/09/19	—	(10,389)	—	(10,389)
Soybean Futures, fixed price $948.00(T)(3)	—	JPMorgan Chase Bank, N.A.	10/25/19	(35)	10,000	—	10,000
Soybean Futures, fixed price $953.69(T)(3)	—	JPMorgan Chase Bank, N.A.	10/25/19	(40)	(13,669)	—	(13,669)
Wheat Futures, fixed price $502.50(T)(3)	—	JPMorgan Chase Bank, N.A.	06/21/19	(25)	9,690	—	9,690
Wheat Futures, fixed price $506.41(T)(3)	—	Goldman Sachs International	06/21/19	(50)	(21,325)	—	(21,325)
Wheat Futures, fixed price $511.00(T)(3)	—	JPMorgan Chase Bank, N.A.	04/26/19	(20)	10,628	—	10,628
Wheat Futures, fixed price $523.70(T)(3)	—	Goldman Sachs International	06/21/19	(10)	5,983	—	5,983
Wheat Futures, fixed price $525.00(T)(3)	—	Goldman Sachs International	06/21/19	(20)	(12,225)	—	(12,225)
Wheat Futures, fixed price $530.66(T)(3)	—	Goldman Sachs International	06/21/19	(50)	33,375	—	33,375
Wheat Futures, fixed price $532.25(T)(3)	—	Goldman Sachs International	06/21/19	(60)	40,997	—	40,997
Wheat Futures, fixed price $532.50(T)(3)	—	Goldman Sachs International	06/21/19	(15)	10,287	—	10,287
Wheat Futures, fixed price $532.58(T)(3)	—	Goldman Sachs International	06/21/19	(5)	3,446	—	3,446
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	01/12/41	2,977	(27,919)	(9,122)	(18,797)

					$(568,208)	$(68,657)	$(499,551)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3) Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4) Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse Repurchase Agreements outstanding at March 31, 2019:

Broker	Interest Rate	Trade Date	Value at March 31, 2019	Maturity Date	Cost
Canadian Imperial Bank of Commerce	2.650%	03/19/2019	$11,595,203	04/18/2019	$11,595,203

The value of the Reverse Repurchase Agreements are $11,595,203. U.S. Treasury Obligations with a market value of $44,036,848 have been segregated to cover the requirement for the reverse repurchase agreement outstanding as of March 31, 2019.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

A213

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global
Markets Inc.	$5,417,103	$13,722,731
Goldman Sachs & Co. LLC	4,924,878	18,541,567
Morgan Stanley & Co. LLC	4,906,828	44,325,873

Total	$15,248,809	$76,590,171

A214

AST ALLIANZGI WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 88.2%

COMMON STOCKS — 57.2%
Australia — 0.5%
CIMIC Group Ltd.	31,107	$1,065,943
CSL Ltd.	38,872	5,398,345
Macquarie Group Ltd.	71,282	6,548,450
Mirvac Group, REIT	911,855	1,779,391
OceanaGold Corp.	61,294	192,640
Rio Tinto PLC	134,783	7,853,778

		22,838,547

Austria — 0.2%
ANDRITZ AG	43,392	1,863,290
KTM Industries AG	12,859	786,904
Raiffeisen Bank International AG	41,921	943,198
S&T AG	29,357	736,638
Schoeller-Bleckmann Oilfield Equipment AG	7,675	639,791
UNIQA Insurance Group AG	177,816	1,777,745
Wienerberger AG	76,200	1,617,869

		8,365,435

Belgium — 0.1%
Ageas	61,582	2,970,802
UCB SA	38,900	3,342,662

		6,313,464

Bermuda — 0.0%
Bank of NT Butterfield & Son Ltd. (The)	31,613	1,134,274

Brazil — 0.4%
Banco Santander Brasil SA, UTS	74,000	824,606
Construtora Tenda SA	76,400	331,720
Cosan Ltd. (Class A Stock)	30,870	357,783
Estacio Participacoes SA	51,200	347,449
Lojas Renner SA	130,453	1,450,681
Odontoprev SA	365,367	1,539,723
Oi SA, ADR(a)	67,399	126,710
Petroleo Brasileiro SA (PRFC), ADR	98,290	1,405,547
Qualicorp Consultoria e Corretora de Seguros SA	53,800	215,456
Raia Drogasil SA	140,894	2,340,107
Santos Brasil Participacoes SA	261,300	265,615
Sao Martinho SA	185,500	867,011
SLC Agricola SA	41,400	435,111
StoneCo Ltd. (Class A Stock)*(a)	125,305	5,151,289
Suzano Papel e Celulose SA	51,675	611,070
Telefonica Brasil SA, ADR	46,666	563,259
Tupy SA	48,200	225,159
Vale SA	128,300	1,675,779
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	71,600	351,110
WEG SA	287,530	1,321,859

		20,407,044

Canada — 2.0%
Aecon Group, Inc.	13,446	175,477
Algonquin Power & Utilities Corp.	22,307	250,888
Alimentation Couche-Tard, Inc. (Class B Stock)	202,324	11,918,244
ARC Resources Ltd.	20,771	141,753
Bank of Montreal	26,413	1,976,306

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Bank of Nova Scotia (The)	11,406	$607,193
Canadian Apartment Properties REIT	6,236	239,715
Canadian Imperial Bank of Commerce(a)	57,356	4,532,341
Canadian National Railway Co.	35,185	3,149,760
Canadian Natural Resources Ltd.	10,017	275,021
Canadian Tire Corp. Ltd. (Class A Stock)	23,364	2,517,441
Capital Power Corp.	44,385	1,039,586
CCL Industries, Inc. (Class B Stock)	6,949	281,319
CGI, Inc.*	47,962	3,297,242
Cogeco Communications, Inc.	2,625	167,634
Colliers International Group, Inc.	12,458	832,211
Constellation Software, Inc.	6,725	5,699,153
Dream Global Real Estate Investment Trust, REIT	20,484	217,202
Emera, Inc.	4,133	154,545
Empire Co. Ltd. (Class A Stock)	19,427	420,566
Entertainment One Ltd.	147,476	860,151
Fairfax Financial Holdings Ltd.	5,009	2,320,179
Finning International, Inc.	7,757	137,918
Genworth MI Canada, Inc.(a)	28,483	863,005
George Weston Ltd.	2,720	195,581
Husky Energy, Inc.	120,500	1,194,766
IAMGOLD Corp.*	37,296	129,218
Laurentian Bank of Canada	10,885	330,293
Linamar Corp.	18,117	649,655
Magna International, Inc.	52,402	2,551,576
Manulife Financial Corp.	295,918	5,004,487
Mercer International, Inc.	68,193	921,287
Methanex Corp.	9,544	542,066
Metro, Inc.	60,187	2,215,887
Norbord, Inc.	44,256	1,219,371
Nutrien Ltd.	126,231	6,657,508
Power Corp. of Canada	92,896	2,166,079
Quebecor, Inc. (Class B Stock)	45,623	1,118,427
Restaurant Brands International, Inc. (NYSE)(a)	18,368	1,195,940
Restaurant Brands International, Inc. (TSX)	101,756	6,620,022
Rogers Communications, Inc. (Class B Stock)	105,253	5,660,593
Shopify, Inc. (Class A Stock)*(a)	22,403	4,628,908
Suncor Energy, Inc.	38,282	1,240,687
Teck Resources Ltd. (Class B Stock)	43,107	997,395
TFI International, Inc.	47,849	1,413,253
Toronto-Dominion Bank (The)	166,746	9,048,842
Transcontinental, Inc. (Class A Stock)	7,708	96,498
WestJet Airlines Ltd.	2,955	42,965
WSP Global, Inc.	1,210	66,125

		97,982,279

Chile — 0.0%
AES Gener SA	737,780	198,294
CAP SA	24,823	294,737
Empresas CMPC SA	195,057	687,926
Enel Chile SA	5,498,788	576,136
Latam Airlines Group SA	17,240	183,292

		1,940,385

China — 1.8%
Alibaba Group Holding Ltd., ADR*(a)	90,237	16,463,741

A215

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Anhui Conch Cement Co. Ltd. (Class H Stock)	145,000	$889,334
Ausnutria Dairy Corp. Ltd.	479,000	641,499
Baidu, Inc., ADR*(a)	31,802	5,242,560
Bank of China Ltd. (Class H Stock)	4,675,000	2,123,823
Bank of Communications Co. Ltd. (Class H Stock)	1,571,000	1,287,807
China Aircraft Leasing Group Holdings Ltd.	147,500	173,225
China Aoyuan Group Ltd.	399,000	483,552
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,495,000	415,895
China CITIC Bank Corp. Ltd. (Class H Stock)	440,000	280,644
China Communications Services Corp. Ltd. (Class H Stock)	550,000	490,824
China Construction Bank Corp. (Class H Stock)	4,042,000	3,472,178
China Lilang Ltd.	253,000	286,583
China Minsheng Banking Corp. Ltd. (Class H Stock)	657,500	477,718
China Mobile Ltd., ADR	30,239	1,541,887
China Petroleum & Chemical Corp. (Class H Stock)	1,676,000	1,324,091
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	198,000	157,151
China Resources Cement Holdings Ltd.	620,000	642,040
China Sunshine Paper Holdings Co. Ltd.	1,125,000	220,408
China Suntien Green Energy Corp. Ltd. (Class H Stock)	1,012,000	308,840
China Telecom Corp. Ltd. (Class H Stock)	1,550,000	861,231
China Yuchai International Ltd.	9,197	145,772
China Zhongwang Holdings Ltd.	382,800	209,107
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	599,000	346,239
CITIC Ltd.	1,801,000	2,694,873
CITIC Telecom International Holdings Ltd.	472,000	212,652
CNOOC Ltd.	773,000	1,447,272
Country Garden Holdings Co. Ltd.	478,000	751,084
Future Land Development Holdings Ltd.	682,000	850,213
Great Wall Motor Co. Ltd. (Class H Stock)	602,000	453,525
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	76,000	336,405
Hisense Home Appliances Group Co. Ltd. (Class H Stock)	272,000	383,574
Hollysys Automation Technologies Ltd.	13,575	284,261
Hua Hong Semiconductor Ltd., 144A	201,000	473,149
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,000,000	1,466,751
Jupai Holdings Ltd., ADR	22,317	81,903
Kingboard Holdings Ltd.	161,500	574,391
Legend Holdings Corp. (Class H Stock), 144A	92,500	246,460
Livzon Pharmaceutical Group, Inc. (Class H Stock)	54,300	189,380
Luye Pharma Group Ltd., 144A	542,000	475,635
Metallurgical Corp. of China Ltd. (Class H Stock)	592,000	175,208
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	211,500	2,382,178

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	1,381,000	$791,587
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	194,200	425,466
Shenzhen Expressway Co. Ltd. (Class H Stock)	304,000	356,643
Shenzhou International Group Holdings Ltd.	73,000	982,330
Shimao Property Holdings Ltd.	665,500	2,090,133
Sichuan Expressway Co. Ltd. (Class H Stock)	540,000	177,539
SINA Corp.*	2,869	169,960
Springland International Holdings Ltd.	990,000	203,279
TAL Education Group, ADR*	54,375	1,961,850
Tencent Holdings Ltd.	410,238	18,942,367
Tian Ge Interactive Holdings Ltd., 144A	409,000	162,615
Tianjin Capital Environmental Protection Group Co. Ltd. (Class H Stock)*	696,000	296,501
Tingyi Cayman Islands Holding Corp.	404,000	667,365
Uni-President China Holdings Ltd.	479,000	470,877
Weibo Corp., ADR*(a)	78,234	4,849,726
West China Cement Ltd.	1,358,000	180,500
Xtep International Holdings Ltd.	791,000	566,475
Yangzijiang Shipbuilding Holdings Ltd.	1,494,900	1,658,423
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	61,200	266,546
Yuexiu Property Co. Ltd.	1,730,000	417,282
Yuexiu Transport Infrastructure Ltd.	348,000	283,704
Yuzhou Properties Co. Ltd.	660,000	400,128
Zhejiang Expressway Co. Ltd. (Class H Stock)	388,000	445,468

		88,731,827

Colombia — 0.0%
Ecopetrol SA	319,239	341,967
Grupo Aval Acciones y Valores SA, ADR	20,140	156,891
Interconexion Electrica SA ESP	39,793	199,213

		698,071

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	82,509	285,240

Denmark — 0.8%
Ambu A/S (Class B Stock)	490,449	12,983,706
Coloplast A/S (Class B Stock)	27,800	3,053,465
DSV A/S	69,829	5,786,409
FLSmidth & Co. A/S	31,168	1,348,382
ISS A/S	53,246	1,622,948
Novo Nordisk A/S (Class B Stock)	107,540	5,645,161
OW Bunker A/S*^(d)	53,469	—
Rockwool International A/S (Class B Stock)	3,357	786,965
Royal Unibrew A/S	21,471	1,585,823
SimCorp A/S	32,361	3,129,264
Topdanmark A/S	17,910	895,151

		36,837,274

Finland — 0.3%
DNA OYJ(a)	25,391	527,376
Huhtamaki OYJ	40,461	1,507,797
Neste OYJ	44,156	4,711,910
Stora Enso OYJ (Class R Stock)	205,492	2,515,735

A216

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ(a)	183,226	$5,356,326

		14,619,144

France — 2.1%
Aeroports de Paris	6,847	1,326,499
Alten SA	7,766	831,892
Atos SE	29,448	2,843,775
AXA SA	121,223	3,055,578
Bouygues SA	82,970	2,972,014
Cie Generale des Etablissements Michelin SCA	41,989	4,973,919
Credit Agricole SA	110,022	1,330,830
Eiffage SA	32,494	3,125,197
Faurecia SA	47,467	2,000,881
Hermes International	4,325	2,858,793
Ingenico Group SA	18,800	1,343,975
Interparfums SA	40,338	2,194,123
Ipsen SA	14,230	1,952,887
Kering SA	9,926	5,703,853
Klepierre SA, REIT	56,500	1,979,155
Korian SA	31,147	1,262,648
LVMH Moet Hennessy Louis Vuitton SE	24,654	9,076,136
Nexity SA	38,207	1,865,369
Orange SA	399,528	6,510,811
Peugeot SA	281,131	6,875,155
Renault SA	40,662	2,695,682
Sanofi	69,738	6,169,414
Sartorius Stedim Biotech	28,254	3,585,073
Societe Generale SA	78,314	2,268,093
SPIE SA	82,548	1,463,543
Teleperformance	12,636	2,274,995
TOTAL SA	181,560	10,096,744
Vinci SA	94,281	9,185,373

		101,822,407

Germany — 1.7%
Aareal Bank AG	49,023	1,515,797
alstria office REIT-AG, REIT	84,964	1,383,504
Aroundtown SA	328,907	2,717,604
Bayerische Motoren Werke AG	32,241	2,489,746
Bechtle AG	62,996	5,856,679
CANCOM SE	77,933	3,526,172
Deutsche Lufthansa AG	119,263	2,624,550
Deutsche Pfandbriefbank AG, 144A	114,266	1,405,004
Deutsche Telekom AG	243,763	4,052,460
Fraport AG Frankfurt Airport Services Worldwide	18,274	1,402,538
Fresenius SE & Co. KGaA	60,247	3,370,911
GRENKE AG	19,567	1,906,137
Hella GmbH & Co. KGaA	25,600	1,128,720
HOCHTIEF AG	7,901	1,146,758
Infineon Technologies AG	361,046	7,187,311
Jenoptik AG	77,800	2,908,177
Merck KGaA	23,212	2,650,221
MTU Aero Engines AG	21,192	4,809,151
Salzgitter AG	27,800	806,156
SAP SE	69,361	8,029,867
Siltronic AG	29,679	2,626,977
Stroeer SE & Co. KGaA(a)	38,995	2,288,243

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
TAG Immobilien AG	40,997	$1,013,752
TLG Immobilien AG	82,909	2,499,873
TUI AG	78,494	754,840
Vonovia SE	93,140	4,836,868
Wirecard AG(a)	34,456	4,351,190
Zalando SE, 144A*(a)	50,969	1,990,813

		81,280,019

Ghana — 0.1%
Tullow Oil PLC*	988,746	3,107,368

Hong Kong — 0.6%
AIA Group Ltd.	1,088,747	10,895,854
China Water Affairs Group Ltd.	244,000	255,496
CK Asset Holdings Ltd.	431,500	3,837,617
CK Hutchison Holdings Ltd.	261,500	2,751,004
Emperor Entertainment Hotel Ltd.	530,000	110,816
Emperor Watch & Jewellery Ltd.	3,920,000	137,545
Jardine Strategic Holdings Ltd.	25,400	953,261
Johnson Electric Holdings Ltd.	71,000	165,154
Kerry Properties Ltd.	370,500	1,662,256
Organic Tea Cosmetics Holdings Co. Ltd.	57,558	134,450
Swire Pacific Ltd. (Class A Stock)	120,500	1,555,409
Swire Properties Ltd.	206,800	889,388
Texhong Textile Group Ltd.	136,000	207,530
Tongda Group Holdings Ltd.	1,440,000	160,367
WH Group Ltd., 144A	1,201,500	1,288,300
Xinyi Glass Holdings Ltd.	1,554,000	1,785,981

		26,790,428

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	170,316	274,991

India — 0.2%
HDFC Bank Ltd., ADR	83,604	9,690,540
Vedanta Ltd., ADR(a)	48,476	511,907

		10,202,447

Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT	17,904,811	2,241,792
Aneka Tambang Tbk	2,517,600	157,193
Bank Central Asia Tbk PT	1,124,474	2,191,502
Erajaya Swasembada Tbk PT	1,703,400	212,404
Japfa Comfeed Indonesia Tbk PT	1,962,300	242,147
Pool Advista Indonesia Tbk PT*	866,400	182,201
Sri Rejeki Isman Tbk PT	5,886,900	140,097

		5,367,336

Ireland — 0.3%
AerCap Holdings NV*	84,941	3,953,154
Dalata Hotel Group PLC	268,404	1,775,088
Keywords Studios PLC	49,887	752,991
Kingspan Group PLC	117,353	5,434,936
Origin Enterprises PLC	99,302	586,711
Ryanair Holdings PLC, ADR*	48,707	3,650,103

		16,152,983

Israel — 0.3%
Bank Leumi Le-Israel BM	397,391	2,593,267
Israel Discount Bank Ltd. (Class A Stock)	385,860	1,332,845
Kornit Digital Ltd.*(a)	39,186	932,627

A217

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Plus500 Ltd.	96,240	$943,142
Wix.com Ltd.*	62,502	7,552,117

		13,353,998

Italy — 0.5%
A2A SpA	818,254	1,494,198
Amplifon SpA	96,164	1,877,522
Buzzi Unicem SpA	65,500	1,342,332
De’ Longhi SpA	68,043	1,839,886
DiaSorin SpA	8,300	837,788
Enel SpA	1,128,167	7,236,283
ERG SpA	25,195	477,304
Fincantieri SpA	420,763	519,200
FinecoBank Banca Fineco SpA	164,000	2,160,922
Iren SpA	334,184	853,482
Poste Italiane SpA, 144A	408,586	3,979,099
Unipol Gruppo SpA	332,422	1,658,834
UnipolSai Assicurazioni SpA	529,720	1,429,468

		25,706,318

Japan — 2.2%
Chubu Electric Power Co., Inc.	156,300	2,439,851
Daiwa House Industry Co. Ltd.	169,300	5,380,560
Fuji Media Holdings, Inc.	110,300	1,522,578
Hitachi Ltd.	95,200	3,082,892
Honda Motor Co. Ltd.	109,600	2,965,371
Hoshizaki Corp.	33,200	2,058,529
ITOCHU Corp.(a)	378,300	6,847,979
Japan Airlines Co. Ltd.	11,500	404,962
Keyence Corp.	9,640	6,019,266
Marubeni Corp.(a)	748,800	5,179,368
Mitsubishi Chemical Holdings Corp.(a)	555,900	3,915,810
Mitsubishi Corp.	246,700	6,854,968
Mitsui & Co. Ltd.	424,000	6,588,566
MonotaRO Co. Ltd.	127,024	2,827,472
NHK Spring Co. Ltd.	108,900	978,303
Nippon Suisan Kaisha Ltd.	348,000	2,656,919
Nippon Telegraph & Telephone Corp.	32,000	1,359,088
Nippon Television Holdings, Inc.	44,400	666,148
Nishimatsu Construction Co. Ltd.	56,700	1,256,736
Nissan Motor Co. Ltd.(a)	645,100	5,290,170
Noritsu Koki Co. Ltd.	30,200	672,582
Obayashi Corp.	122,700	1,235,702
Pressance Corp.	33,200	413,626
Rengo Co. Ltd.	184,300	1,730,379
SAMTY Co. Ltd.	33,900	459,402
Sankyu, Inc.	22,900	1,116,771
Sawai Pharmaceutical Co. Ltd.	20,800	1,205,509
Sekisui House Ltd.	171,300	2,834,262
Sojitz Corp.(a)	1,002,700	3,536,500
Sony Corp.	62,500	2,625,855
Sumitomo Mitsui Financial Group, Inc.(a)	166,200	5,810,850
Sushiro Global Holdings Ltd.	17,500	1,205,001
Teijin Ltd.	131,600	2,170,939
TIS, Inc.	28,700	1,358,686
Tokyu Fudosan Holdings Corp.	282,200	1,688,579
Toyo Suisan Kaisha Ltd.	43,900	1,671,336
Toyota Motor Corp.	139,500	8,177,976

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Welcia Holdings Co. Ltd.	11,800	$400,315

		106,609,806

Malaysia — 0.1%
Gadang Holdings Bhd	1,287,900	208,424
Genting Bhd	351,300	572,201
Hengyuan Refining Co. Bhd	102,200	146,131
Hong Leong Bank Bhd	31,700	157,512
Malaysia Airports Holdings Bhd	217,500	385,525
Malaysian Pacific Industries Bhd	137,200	336,384
MISC Bhd	94,900	155,465
Petronas Chemicals Group Bhd	479,300	1,075,756
Press Metal Aluminium Holdings Bhd	406,400	449,295
RHB Bank Bhd	464,800	650,073
Sunway Bhd	459,090	189,165
Unisem M Bhd	224,100	145,358

		4,471,289

Mexico — 0.0%
Corp Inmobiliaria Vesta SAB de CV	148,000	213,495
Industrias Bachoco SAB de CV, ADR	13,488	621,797
Industrias Bachoco SAB de CV (Class B Stock)	48,400	185,942
Industrias CH SAB de CV (Class B Stock)*	34,000	150,887
Macquarie Mexico Real Estate Management SA de CV, REIT, 144A*	275,600	300,870
Megacable Holdings SAB de CV, UTS	57,900	268,526
Vitro SAB de CV (Class A Stock)	83,600	215,307

		1,956,824

Netherlands — 1.2%
Aalberts Industries NV	33,549	1,162,141
Aegon NV	900,044	4,346,177
ASM International NV	21,427	1,163,076
ASML Holding NV	41,233	7,765,622
ASR Nederland NV	109,969	4,585,673
BE Semiconductor Industries NV	63,920	1,704,866
Heineken Holding NV	11,957	1,199,224
IMCD NV	18,528	1,412,554
Koninklijke Ahold Delhaize NV	180,538	4,804,017
NN Group NV	123,117	5,122,351
OCI NV*	49,700	1,369,739
Royal Dutch Shell PLC (Class A Stock)	244,753	7,677,494
Royal Dutch Shell PLC (Class B Stock)	234,497	7,418,990
Signify NV, 144A	81,834	2,191,215
Wolters Kluwer NV	76,103	5,188,266

		57,111,405

New Zealand — 0.1%
Air New Zealand Ltd.	420,663	727,062
Auckland International Airport Ltd.	105,590	584,462
Mainfreight Ltd.	149,241	3,643,654

		4,955,178

Norway — 0.3%
Austevoll Seafood ASA	49,403	585,417
Elkem ASA, 144A*	447,146	1,592,210
Grieg Seafood ASA	67,055	814,693
Leroy Seafood Group ASA	103,586	752,693
Mowi ASA	113,176	2,532,118

A218

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Nordic American Offshore Ltd.	124	$366
Orkla ASA	86,494	664,554
Petroleum Geo-Services ASA*	333,300	772,530
Salmar ASA	32,306	1,552,714
Storebrand ASA	373,087	2,910,616

		12,177,911

Philippines — 0.0%
DMCI Holdings, Inc.	613,050	140,068
Jollibee Foods Corp.	293,264	1,771,773

		1,911,841

Poland — 0.0%
Asseco Poland SA	22,635	306,220
KGHM Polska Miedz SA*	23,098	645,014
Tauron Polska Energia SA*	595,220	314,446

		1,265,680

Puerto Rico — 0.1%
EVERTEC, Inc.	80,294	2,232,976
First BanCorp.	89,550	1,026,243
OFG Bancorp.	29,842	590,573
Popular, Inc.(a)	36,243	1,889,348

		5,739,140

Russia — 0.1%
Evraz PLC	363,064	2,944,700
Globaltrans Investment PLC, GDR	22,510	239,855
Magnitogorsk Iron & Steel Works PJSC, GDR	24,792	223,460
Novolipetsk Steel PJSC, GDR	23,311	599,173
Severstal PJSC, GDR	51,466	806,471
TCS Group Holding PLC, GDR	16,479	292,337
VTB Bank PJSC, GDR	220,559	253,059

		5,359,055

Singapore — 0.1%
BOC Aviation Ltd., 144A	268,500	2,193,611
Singapore Airlines Ltd.	111,400	795,486
United Overseas Bank Ltd.	199,500	3,706,970

		6,696,067

South Africa — 0.4%
Anglo American PLC	229,487	6,155,690
Astral Foods Ltd.	16,774	195,125
Emira Property Fund Ltd., REIT	142,844	137,163
Investec Ltd.	216,729	1,266,921
Liberty Holdings Ltd.	41,032	287,048
MMI Holdings Ltd.	166,204	191,332
MultiChoice Group Ltd.*	4,059	34,027
Naspers Ltd. (Class N Stock)	4,059	939,020
Nedbank Group Ltd.	51,214	893,412
Old Mutual Ltd.	314,668	463,064
PSG Group Ltd.	328,891	5,957,934
RMB Holdings Ltd.	131,191	691,362
Standard Bank Group Ltd.	51,908	667,580
Super Group Ltd.*	65,502	151,145
Telkom SA SOC Ltd.	157,399	795,581
Tsogo Sun Holdings Ltd.	106,849	142,636

		18,969,040

	Shares	Value
COMMON STOCKS (Continued)
South Korea — 0.4%
Autech Corp.	14,707	$179,137
Daesang Corp.	8,593	214,660
Daewoong Co. Ltd.	13,413	235,307
Daou Technology, Inc.	6,966	129,832
Dentium Co. Ltd.	7,329	395,063
DGB Financial Group, Inc.	24,089	173,513
Dong-A Socio Holdings Co. Ltd.	1,678	153,792
Doosan Infracore Co. Ltd.*	32,595	203,132
DY POWER Corp.	9,007	130,877
Green Cross Holdings Corp.	5,806	123,290
GS Holdings Corp.	10,786	501,385
Hana Financial Group, Inc.	29,063	931,804
Hanjin Kal Corp.	8,363	189,609
Hankook Tire Co. Ltd.	4,297	141,683
Hanwha General Insurance Co. Ltd.	35,265	160,812
HB Technology Co. Ltd.	87,107	263,907
Huons Co. Ltd.	3,758	220,173
Huons Global Co. Ltd.	3,771	135,305
Hyosung Corp.	6,769	451,048
Hyundai Corp. Holdings, Inc.	6,016	75,170
Industrial Bank of Korea	53,510	662,831
JB Financial Group Co. Ltd.	28,893	142,021
KCC Engineering & Construction Co. Ltd.	14,497	97,242
Korea Asset In Trust Co. Ltd.	41,701	153,735
Korea Electric Power Corp., ADR*(a)	23,277	302,834
Korea Real Estate Investment & Trust Co. Ltd.	71,319	163,555
Korean Reinsurance Co.	40,691	328,290
Kwang Dong Pharmaceutical Co. Ltd.	21,371	131,229
LG Household & Health Care Ltd.	2,580	3,220,802
Lotte Non-Life Insurance Co. Ltd.*	117,771	284,204
Mecaro Co. Ltd.	7,472	117,310
Orion Holdings Corp.	12,342	201,740
PSK, Inc.	16,598	240,346
Samjin Pharmaceutical Co. Ltd.	2,732	92,061
Samsung Electronics Co. Ltd.	172,662	6,801,034
SK Hynix, Inc.	35,279	2,310,741
SK Telecom Co. Ltd.	1,044	230,910
Taekwang Industrial Co. Ltd.	105	149,381
Taeyoung Engineering & Construction Co. Ltd.	21,141	231,367
Ubiquoss, Inc.	4,029	117,763
UniTest, Inc.	17,908	246,280
Woongjin Thinkbig Co. Ltd.*	65,190	166,879

		21,402,054

Spain — 0.3%
ACS Actividades de Construccion y Servicios SA	65,925	2,898,949
Amadeus IT Group SA	21,341	1,711,745
Banco Santander SA	134,144	626,088
Cia de Distribucion Integral Logista Holdings SA	39,754	937,297
CIE Automotive SA	38,918	1,050,452
Ence Energia y Celulosa SA	60,410	337,184
Global Dominion Access SA, 144A*	35,179	187,471
Merlin Properties Socimi SA, REIT	101,877	1,334,641
Repsol SA	360,150	6,171,829
Sacyr SA	260,529	660,593

A219

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Unicaja Banco SA, 144A	781,377	$841,492

		16,757,741

Sweden — 0.9%
AAK AB	88,200	1,317,496
AddTech AB (Class B Stock)	172,009	3,574,976
Assa Abloy AB (Class B Stock)	95,119	2,055,829
Atlas Copco AB (Class A Stock)	129,671	3,487,425
Betsson AB*	86,034	652,344
BioGaia AB (Class B Stock)	42,832	2,100,242
Castellum AB	89,444	1,736,443
Hemfosa Fastigheter AB	75,398	662,128
Hexagon AB (Class B Stock)	62,171	3,251,605
Hexpol AB	406,554	3,422,339
Indutrade AB	56,300	1,602,429
Nibe Industrier AB (Class B Stock)	60,230	771,515
Peab AB	33,666	291,293
Swedbank AB (Class A Stock)(a)	160,091	2,263,551
Swedish Match AB	89,292	4,554,650
Telia Co. AB	899,012	4,059,297
Tobii AB*(a)	203,500	711,701
Trelleborg AB (Class B Stock)	207,301	3,212,292
Vitrolife AB	145,407	3,314,123
Volvo AB (Class B Stock)	78,880	1,223,897

		44,265,575

Switzerland — 0.9%
Coca-Cola HBC AG*	29,553	1,006,273
CRISPR Therapeutics AG*(a)	6,909	246,789
Galenica AG, 144A*	14,299	708,801
Georg Fischer AG	1,842	1,683,979
Interroll Holding AG	1,667	3,384,938
Lonza Group AG*	25,182	7,839,303
Nestle SA	31,368	2,991,143
OC Oerlikon Corp. AG*	138,700	1,780,843
Partners Group Holding AG	5,266	3,829,906
Siegfried Holding AG*	1,979	711,033
Sika AG	20,934	2,939,334
STMicroelectronics NV	51,103	759,045
Sunrise Communications Group AG, 144A*	32,039	2,364,372
Swiss Life Holding AG*	13,997	6,181,550
Temenos AG*	21,219	3,139,835
VAT Group AG, 144A*	18,757	1,976,359

		41,543,503

Taiwan — 0.3%
Acter Co. Ltd.	20,000	119,210
AmTRAN Technology Co. Ltd.*	328,000	125,888
Asia Vital Components Co. Ltd.	307,000	342,056
Career Technology MFG. Co. Ltd.	193,000	200,597
Center Laboratories, Inc.*	118,000	320,400
Chicony Power Technology Co. Ltd.	137,604	255,790
China Development Financial Holding Corp.	2,374,000	793,966
China General Plastics Corp.	160,000	118,122
China Motor Corp.	305,000	282,652
Co-Tech Development Corp.	267,000	288,970
CTBC Financial Holding Co. Ltd.	1,182,000	785,113
E.Sun Financial Holding Co. Ltd.	1,097,000	846,472
Far Eastern International Bank	823,000	299,332

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Far Eastern New Century Corp.	628,000	$621,435
First Financial Holding Co. Ltd.	964,469	660,330
Formosa Advanced Technologies Co. Ltd.	126,000	145,222
Fulgent Sun International Holding Co. Ltd.	89,000	195,076
Gigabyte Technology Co. Ltd.	169,000	270,494
Globalwafers Co. Ltd.	60,000	594,163
Great Wall Enterprise Co. Ltd.	170,000	195,395
HannStar Display Corp.	1,090,000	242,002
Hanpin Electron Co. Ltd.	126,000	164,340
Hon Hai Precision Industry Co. Ltd., GDR	46,573	225,943
King Yuan Electronics Co. Ltd.	344,000	294,308
Lien Hwa Industrial Corp.	514,000	562,420
Mitac Holdings Corp.	574,754	589,080
Pegatron Corp.	71,000	122,965
Powertech Technology, Inc.	120,000	283,929
SinoPac Financial Holdings Co. Ltd.	1,525,000	564,297
Supreme Electronics Co. Ltd.	225,000	229,775
Systex Corp.	162,000	357,494
TaiDoc Technology Corp.	53,000	289,921
Taiwan Cooperative Financial Holding Co. Ltd.	827,502	523,525
Taiwan Semiconductor Manufacturing Co. Ltd.	422,000	3,375,391
Tripod Technology Corp.	96,000	311,046
Walsin Lihwa Corp.	308,000	177,191
WPG Holdings Ltd.	272,320	355,482
Yageo Corp.	14,000	147,792

		16,277,584

Thailand — 0.2%
Airports of Thailand PCL	482,700	1,037,992
AP Thailand PCL	922,200	205,007
Fabrinet*	65,539	3,431,622
Home Product Center PCL	1,356,000	654,063
Kiatnakin Bank PCL	118,900	260,807
PTT Exploration & Production PCL	484,200	1,912,091
PTT Global Chemical PCL	191,800	407,134
PTT PCL	88,200	133,365
Thanachart Capital PCL	370,400	637,171

		8,679,252

Turkey — 0.0%
EGE Endustri VE Ticaret A/S	4,264	347,683
Trakya Cam Sanayii A/S	—	—
Turkcell Iletisim Hizmetleri A/S, ADR(a)	45,556	244,180

		591,863

Ukraine — 0.0%
Ferrexpo PLC	422,810	1,367,086

United Arab Emirates — 0.0%
NMC Health PLC	12,675	377,739

United Kingdom — 2.1%
3i Group PLC	167,492	2,149,799
accesso Technology Group PLC*	56,897	641,684
ASOS PLC*	113,543	4,736,692
Auto Trader Group PLC, 144A	489,552	3,327,897
Barratt Developments PLC	322,694	2,522,229
BCA Marketplace PLC	151,809	390,812
Bellway PLC	53,394	2,120,237

A220

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Berkeley Group Holdings PLC	8,775	$421,749
Blue Prism Group PLC*	51,915	1,127,715
BP PLC	1,408,261	10,254,137
British American Tobacco PLC	306,851	12,787,915
British American Tobacco PLC, ADR	17,815	743,242
Computacenter PLC	28,259	407,430
DCC PLC	61,816	5,347,667
Fiat Chrysler Automobiles NV*	149,905	2,236,163
Genel Energy PLC*	81,865	214,777
Genus PLC	61,400	1,779,275
GlaxoSmithKline PLC	305,241	6,343,994
Halma PLC	85,107	1,855,265
HomeServe PLC	168,542	2,253,525
Howden Joinery Group PLC	212,600	1,345,021
Informa PLC	200,053	1,940,395
Intermediate Capital Group PLC	117,245	1,628,389
International Consolidated Airlines Group SA	342,199	2,283,576
J Sainsbury PLC	797,326	2,450,003
JD Sports Fashion PLC	230,040	1,507,831
Melrose Industries PLC	796,000	1,902,569
Moneysupermarket.com Group PLC	310,079	1,503,688
Oxford Instruments PLC	77,276	985,433
Pagegroup PLC	101,248	620,720
Pearson PLC	108,715	1,184,078
Persimmon PLC	111,902	3,168,102
QinetiQ Group PLC	149,590	586,905
Reckitt Benckiser Group PLC	38,696	3,220,645
Rotork PLC	308,025	1,131,343
RPC Group PLC	110,175	1,135,217
Senior PLC	447,347	1,272,541
Spectris PLC	33,390	1,093,171
SSP Group PLC	122,716	1,108,383
St. James’s Place PLC	72,214	968,345
Tate & Lyle PLC	166,171	1,571,406
Tesco PLC	743,163	2,248,560
Unilever NV, CVA	55,800	3,247,961
Vesuvius PLC	175,700	1,359,349

		101,125,835

United States — 35.5%
2U, Inc.*(a)	9,549	676,547
Abbott Laboratories	163,490	13,069,391
AbbVie, Inc.	117,896	9,501,239
ABIOMED, Inc.*	392	111,951
Acacia Communications, Inc.*	10,664	611,580
ACI Worldwide, Inc.*	18,500	608,095
Activision Blizzard, Inc.(a)	150,990	6,874,575
Adobe, Inc.*	40,942	10,910,634
Aerovironment, Inc.*	1,184	80,997
AES Corp.	303,262	5,482,977
Aflac, Inc.	177,495	8,874,749
AGNC Investment Corp., REIT	46,775	841,949
Air Products & Chemicals, Inc.	10,492	2,003,552
Aircastle Ltd.	15,160	306,838
Align Technology, Inc.*	3,974	1,129,927
Allegiant Travel Co.	3,186	412,491
Allergan PLC	7,594	1,111,838
Alliance Resource Partners LP, MLP	42,275	860,719

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Allstate Corp. (The)(a)	86,271	$8,125,003
Ally Financial, Inc.	128,061	3,520,397
Alphabet, Inc. (Class A Stock)*	21,685	25,520,860
Alphabet, Inc. (Class C Stock)*	13,646	16,010,988
Alteryx, Inc. (Class A Stock)*(a)	15,035	1,260,985
Altria Group, Inc.	19,849	1,139,928
Amazon.com, Inc.*	32,811	58,428,188
Ambarella, Inc.*(a)	18,107	782,222
Amdocs Ltd.	4,836	261,676
Amedisys, Inc.*	4,950	610,137
Ameren Corp.	55,706	4,097,176
American Eagle Outfitters, Inc.	11,961	265,175
American Electric Power Co., Inc.	87,360	7,316,399
American Equity Investment Life Holding Co.	40,953	1,106,550
American Express Co.	36,977	4,041,586
American National Insurance Co.	4,151	501,524
American Tower Corp., REIT	49,915	9,836,250
America’s Car-Mart, Inc.*	8,014	731,999
AmerisourceBergen Corp.	15,934	1,267,072
AMETEK, Inc.	13,103	1,087,156
Amgen, Inc.	67,426	12,809,591
Amicus Therapeutics, Inc.*	28,501	387,614
Annaly Capital Management, Inc., REIT	491,911	4,914,188
Anthem, Inc.	68,587	19,683,097
Anworth Mortgage Asset Corp., REIT	25,940	104,798
Apollo Investment Corp.	10,716	162,235
Apple Hospitality REIT, Inc., REIT	19,361	315,584
Apple, Inc.	339,591	64,505,310
Applied Materials, Inc.	20,908	829,211
Arbor Realty Trust, Inc., REIT(a)	29,501	382,628
Archer-Daniels-Midland Co.	190,601	8,220,621
Arena Pharmaceuticals, Inc.*	5,008	224,509
Arista Networks, Inc.*	18,240	5,735,750
ARMOUR Residential REIT, Inc., REIT	32,216	629,178
Array BioPharma, Inc.*	14,861	362,311
Arrow Electronics, Inc.*	66,665	5,137,205
Arrowhead Pharmaceuticals, Inc.*	12,878	236,311
Arthur J Gallagher & Co.	66,320	5,179,592
ASGN, Inc.*	13,300	844,417
Aspen Technology, Inc.*	21,656	2,257,855
AT&T, Inc.	667,312	20,926,895
Athene Holding Ltd. (Class A Stock)*	148,123	6,043,418
Atkore International Group, Inc.*	47,422	1,020,996
Atlas Air Worldwide Holdings, Inc.*	3,063	154,865
Atmos Energy Corp.	10,545	1,085,397
Audentes Therapeutics, Inc.*	8,523	332,567
Automatic Data Processing, Inc.	51,923	8,294,180
Avery Dennison Corp.	26,681	3,014,953
Avis Budget Group, Inc.*(a)	21,451	747,782
Axon Enterprise, Inc.*	18,155	987,814
Bank of America Corp.	559,113	15,425,928
Bank of New York Mellon Corp. (The)	20,213	1,019,342
Bausch Health Cos., Inc.*	80,025	1,974,351
Baxter International, Inc.	113,861	9,258,038
Becton, Dickinson & Co.(a)	17,844	4,456,182
Berkshire Hathaway, Inc. (Class B Stock)*	34,055	6,841,309
Berry Petroleum Corp.(a)	53,379	615,994
Best Buy Co., Inc.	21,060	1,496,524

A221

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
BG Staffing, Inc.	22,152	$483,800
BGC Partners, Inc. (Class A Stock)	290,002	1,539,911
Biogen, Inc.*	481	113,699
BioMarin Pharmaceutical, Inc.*(a)	76,365	6,783,503
BioSpecifics Technologies Corp.*	4,965	309,468
BioTelemetry, Inc.*	10,064	630,208
BJ’s Restaurants, Inc.	7,159	338,478
Black Knight, Inc.*	9,749	531,321
Blackline, Inc.*(a)	13,167	609,895
BlackRock, Inc.	2,838	1,212,876
Blueprint Medicines Corp.*	4,215	337,411
Boeing Co. (The)	62,480	23,831,122
Boingo Wireless, Inc.*	22,652	527,339
Boot Barn Holdings, Inc.*	34,775	1,023,775
Booz Allen Hamilton Holding Corp.	33,164	1,928,155
Boston Beer Co., Inc. (The) (Class A Stock)*	2,890	851,770
Boston Scientific Corp.*	56,193	2,156,687
Box, Inc. (Class A Stock)*	27,050	522,336
Brady Corp. (Class A Stock)	2,944	136,631
Brinker International, Inc.	5,001	221,944
Brink’s Co. (The)	5,656	426,519
Bristol-Myers Squibb Co.	127,203	6,068,855
Brixmor Property Group, Inc., REIT	110,525	2,030,344
Broadridge Financial Solutions, Inc.	56,862	5,896,021
Buckle, Inc. (The)(a)	16,289	304,930
Burlington Stores, Inc.*	12,670	1,985,136
Cabot Microelectronics Corp.	31,297	3,504,012
CACI International, Inc. (Class A Stock)*	2,706	492,546
Cadence BanCorp.	122,481	2,272,023
Capital One Financial Corp.	79,339	6,481,203
Capri Holdings Ltd.*	26,483	1,211,597
Cardinal Health, Inc.	27,418	1,320,177
Cardlytics, Inc.*(a)	27,007	446,696
CareTrust REIT, Inc., REIT	38,500	903,209
Carnival Corp.	7,991	405,304
Carnival PLC	48,051	2,360,481
Catalent, Inc.*	11,690	474,497
Caterpillar, Inc.	7,547	1,022,543
Cato Corp. (The) (Class A Stock)	14,695	220,131
CBL & Associates Properties, Inc., REIT(a)	42,787	66,320
Cboe Global Markets, Inc.	51,475	4,912,773
CBTX, Inc.	14,361	466,302
CDW Corp.	9,186	885,255
Celanese Corp.	3,784	373,140
Centene Corp.*	25,250	1,340,775
CenterPoint Energy, Inc.	241,035	7,399,775
CenturyLink, Inc.(a)	8,701	104,325
CF Industries Holdings, Inc.	99,415	4,064,085
Charles River Laboratories International, Inc.*	27,868	4,047,827
Chart Industries, Inc.*	12,264	1,110,137
Chatham Lodging Trust, REIT	29,130	560,461
Chegg, Inc.*	17,901	682,386
Chemed Corp.	2,383	762,727
Chesapeake Energy Corp.*(a)	150,252	465,781
Chesapeake Lodging Trust, REIT	39,542	1,099,663
Chevron Corp.	102,053	12,570,889
Chimera Investment Corp., REIT	21,992	412,130

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Churchill Downs, Inc.(a)	10,109	$912,438
Cigna Corp.	46,606	7,495,199
Cirrus Logic, Inc.*	1,388	58,393
Cisco Systems, Inc.	389,068	21,005,781
Citigroup, Inc.	132,725	8,258,150
Citizens Financial Group, Inc.	36,162	1,175,265
Clarus Corp.	33,790	432,850
Clearway Energy, Inc. (Class A Stock)	28,412	413,110
Clearway Energy, Inc. (Class C Stock)	72,535	1,096,004
Cloudera, Inc.*	18,524	202,658
CME Group, Inc.	841	138,412
CNA Financial Corp.	50,370	2,183,540
CNO Financial Group, Inc.	126,653	2,049,246
Coca-Cola Co. (The)	5,735	268,742
Cognizant Technology Solutions Corp. (Class A Stock)	28,026	2,030,484
Cohu, Inc.	5,335	78,691
Columbia Sportswear Co.	8,670	903,241
Columbus McKinnon Corp.	16,632	571,309
Comcast Corp. (Class A Stock)	400,431	16,009,231
Comerica, Inc.	18,163	1,331,711
Compass Diversified Holdings, MLP	17,200	269,868
CONMED Corp.	3,057	254,281
ConocoPhillips	60,240	4,020,418
Constellation Brands, Inc. (Class A Stock)	82,144	14,402,308
Copart, Inc.*(a)	18,923	1,146,545
CoreCivic, Inc., REIT	41,000	797,450
Corning, Inc.	255,485	8,456,554
Costco Wholesale Corp.	45,836	11,098,729
Crocs, Inc.*	29,500	759,625
CryoPort, Inc.*(a)	50,393	651,078
CubeSmart, REIT	191,451	6,134,090
Cullen/Frost Bankers, Inc.	8,440	819,271
Cutera, Inc.*	4,820	85,121
CVS Health Corp.	317,935	17,146,235
Cymabay Therapeutics, Inc.*(a)	13,530	179,678
Dana, Inc.	43,000	762,820
Danaher Corp.	39,514	5,216,638
Deckers Outdoor Corp.*	14,188	2,085,494
Dell Technologies, Inc. (Class C Stock)*	21,592	1,267,263
Delta Air Lines, Inc.	27,104	1,399,922
Dine Brands Global, Inc.	8,158	744,744
Discover Financial Services	20,315	1,445,615
DMC Global, Inc.	11,960	593,694
Domtar Corp.	65,240	3,239,166
DowDuPont, Inc.(a)	25,908	1,381,155
DSW, Inc. (Class A Stock)	17,699	393,272
DTE Energy Co.	64,395	8,032,632
Duke Energy Corp.	15,959	1,436,310
DXC Technology Co.	56,346	3,623,611
E*TRADE Financial Corp.	22,894	1,062,968
Eastman Chemical Co.	44,132	3,348,736
Eaton Corp. PLC	69,090	5,565,890
Editas Medicine, Inc.*(a)	13,115	320,662
Elanco Animal Health, Inc.*	184,770	5,925,574
Eldorado Resorts, Inc.*(a)	22,886	1,068,547
Eli Lilly & Co.	76,654	9,946,623
Emergent BioSolutions, Inc.*	14,805	747,949
Encompass Health Corp.	16,945	989,588

A222

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Enova International, Inc.*	10,240	$233,677
Entergy Corp.	83,762	8,010,160
EOG Resources, Inc.	57,268	5,450,768
Essent Group Ltd.*	22,520	978,493
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,868	3,454,697
Everbridge, Inc.*(a)	12,605	945,501
Everest Re Group Ltd.	17,229	3,720,775
Evergy, Inc.	69,407	4,029,076
Exantas Capital Corp., REIT	30,200	321,026
Exelixis, Inc.*	8,150	193,970
Exelon Corp.	191,915	9,620,699
Extra Space Storage, Inc., REIT(a)	12,171	1,240,347
Exxon Mobil Corp.	189,310	15,296,248
Facebook, Inc. (Class A Stock)*	100,316	16,721,674
FedEx Corp.	6,213	1,127,100
FibroGen, Inc.*	4,608	250,445
Fidelity National Information Services, Inc.	9,045	1,022,990
First Financial Bankshares, Inc.(a)	16,805	970,993
FirstEnergy Corp.	63,616	2,647,062
Five9, Inc.*(a)	16,501	871,748
FLIR Systems, Inc.	116,397	5,538,169
Fortinet, Inc.*	35,348	2,968,172
Fox Factory Holding Corp.*	8,185	572,050
Freshpet, Inc.*	16,110	681,292
FTI Consulting, Inc.*	15,545	1,194,167
Gaming & Leisure Properties, Inc., REIT	104,232	4,020,228
General Electric Co.	1,413,900	14,124,861
General Motors Co.	208,570	7,737,947
Genomic Health, Inc.*	16,090	1,127,105
G-III Apparel Group Ltd.*	37,989	1,518,040
Gilead Sciences, Inc.	33,735	2,193,112
Global Blood Therapeutics, Inc.*	4,520	239,244
Globus Medical, Inc. (Class A Stock)*	15,445	763,137
Glu Mobile, Inc.*	235,354	2,574,773
Goldman Sachs Group, Inc. (The)	30,260	5,809,617
Graphic Packaging Holding Co.	52,816	667,066
Gray Television, Inc.*	69,732	1,489,476
Green Dot Corp. (Class A Stock)*	17,023	1,032,445
H&R Block, Inc.(a)	16,555	396,327
Haemonetics Corp.*	6,190	541,501
Halozyme Therapeutics, Inc.*	49,600	798,560
HD Supply Holdings, Inc.*(a)	9,772	423,616
HealthEquity, Inc.*	6,681	494,260
HEICO Corp. (Class A Stock)	36,306	3,051,882
Heidrick & Struggles International, Inc.	25,320	970,516
Helen of Troy Ltd.*	2,800	324,687
Herman Miller, Inc.	22,250	782,755
Hertz Global Holdings, Inc.*(a)	38,739	672,896
Hewlett Packard Enterprise Co.	94,534	1,458,660
Hexcel Corp.	71,840	4,968,454
HFF, Inc. (Class A Stock)	18,300	873,825
Hill-Rom Holdings, Inc.	36,714	3,886,544
Home Depot, Inc. (The)(a)	26,283	5,043,445
Horizon Pharma PLC*	29,345	775,588
Hospitality Properties Trust, REIT	13,880	365,183
HP, Inc.	301,885	5,865,626
Humana, Inc.	10,451	2,779,966
Huntington Ingalls Industries, Inc.	3,317	687,282

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Huntsman Corp.	9,339	$210,034
Hyatt Hotels Corp. (Class A Stock)	8,540	619,748
IBERIABANK Corp.	11,600	831,836
ICF International, Inc.	16,284	1,238,887
Immunomedics, Inc.*(a)	12,605	242,142
Ingersoll-Rand PLC	46,489	5,018,488
Ingevity Corp.*	9,938	1,049,552
Inogen, Inc.*(a)	5,394	514,426
Insperity, Inc.	10,762	1,330,829
Instructure, Inc.*	12,491	588,576
Insulet Corp.*(a)	5,812	552,663
Intel Corp.	548,183	29,437,427
Intellia Therapeutics, Inc.*(a)	20,090	343,137
Interactive Brokers Group, Inc. (Class A Stock)	7,005	363,419
International Business Machines Corp.	10,917	1,540,389
IntriCon Corp.*	4,337	108,772
Intuit, Inc.	5,326	1,392,270
Intuitive Surgical, Inc.*	12,935	7,380,452
Invesco Mortgage Capital, Inc., REIT	14,316	226,193
Invitae Corp.*	47,771	1,118,797
Iovance Biotherapeutics, Inc.*	20,550	195,431
J.M. Smucker Co. (The)(a)	28,025	3,264,913
Jefferies Financial Group, Inc.	16,396	308,081
Johnson & Johnson	200,349	28,006,787
Jones Lang LaSalle, Inc.	1,709	263,494
JPMorgan Chase & Co.	332,627	33,671,831
Juniper Networks, Inc.(a)	40,655	1,076,138
Kansas City Southern	58,672	6,804,779
KAR Auction Services, Inc.	46,800	2,401,308
Kemper Corp.	5,840	444,658
Keurig Dr. Pepper, Inc.(a)	130,698	3,655,623
KLA-Tencor Corp.	11,233	1,341,333
Kohl’s Corp.(a)	22,674	1,559,291
Korn Ferry	19,715	882,838
Kraft Heinz Co. (The)	9,975	325,684
Kratos Defense & Security Solutions, Inc.*	71,322	1,114,763
Kroger Co. (The)	112,036	2,756,086
Laboratory Corp. of America Holdings*	14,701	2,248,959
Ladder Capital Corp., REIT	16,021	272,677
Lam Research Corp.	38,704	6,928,403
Lancaster Colony Corp.	4,300	673,767
Lear Corp.	42,296	5,739,990
Leidos Holdings, Inc.	49,167	3,151,113
LendingTree, Inc.*(a)	2,630	924,603
Lennar Corp. (Class B Stock)	14,495	567,044
LHC Group, Inc.*	8,206	909,717
Liberty Media Corp.-Liberty Braves (Class A Stock)*	10,545	294,627
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	55,480	787,261
Life Storage, Inc., REIT	7,739	752,773
Live Nation Entertainment, Inc.*(a)	107,440	6,826,738
LivePerson, Inc.*	28,962	840,477
LiveRamp Holdings, Inc.*	16,735	913,229
Loews Corp.	25,785	1,235,875
Louisiana-Pacific Corp.(a)	25,839	629,955
LyondellBasell Industries NV (Class A Stock)	94,133	7,914,703

A223

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Macy’s, Inc.	177,517	$4,265,734
Malibu Boats, Inc. (Class A Stock)*	28,538	1,129,534
ManTech International Corp. (Class A Stock)	36,644	1,979,509
Marathon Petroleum Corp.	68,943	4,126,239
MarineMax, Inc.*	8,681	166,328
Masimo Corp.*	10,925	1,510,709
Mastercard, Inc. (Class A Stock)	117,085	27,567,663
MasterCraft Boat Holdings, Inc.*	33,870	764,446
Match Group, Inc.(a)	25,934	1,468,124
Matson, Inc.	13,426	484,544
McGrath RentCorp.	3,837	217,059
McKesson Corp.	30,596	3,581,568
MDU Resources Group, Inc.	93,811	2,423,138
Medidata Solutions, Inc.*(a)	6,236	456,725
Medpace Holdings, Inc.*	11,500	678,155
Medtronic PLC	139,790	12,732,073
Meet Group, Inc. (The)*	132,626	667,109
Mellanox Technologies Ltd.*	24,815	2,937,103
Merck & Co., Inc.	294,995	24,534,734
Merit Medical Systems, Inc.*	16,778	1,037,384
MFA Financial, Inc., REIT	98,927	719,199
MGIC Investment Corp.*	74,100	977,379
MGM Growth Properties LLC (Class A Stock), REIT	48,837	1,574,993
Micron Technology, Inc.*	28,557	1,180,261
Microsoft Corp.	636,115	75,023,403
MKS Instruments, Inc.	50,760	4,723,218
Model N, Inc.*	35,540	623,372
Mondelez International, Inc. (Class A Stock)	183,840	9,177,293
Monmouth Real Estate Investment Corp., REIT	3,675	48,437
Moog, Inc. (Class A Stock)	9,700	843,415
Morgan Stanley	148,871	6,282,356
Motorola Solutions, Inc.	76,005	10,672,622
MSA Safety, Inc.	9,755	1,008,667
MSC Industrial Direct Co., Inc. (Class A Stock)	5,673	469,214
Myriad Genetics, Inc.*	1,541	51,161
Natera, Inc.*	53,498	1,103,129
National CineMedia, Inc.	60,914	429,444
National Storage Affiliates Trust, REIT	10,856	309,505
Navigant Consulting, Inc.	2,429	47,293
Navigators Group, Inc. (The)	12,815	895,384
NeoGenomics, Inc.*	49,509	1,012,954
Netflix, Inc.*	22,348	7,968,403
New Relic, Inc.*(a)	8,013	790,883
New Residential Investment Corp., REIT	231,629	3,916,846
New York Mortgage Trust, Inc., REIT	29,048	176,902
Newmark Group, Inc. (Class A Stock)	106,332	886,806
Newpark Resources, Inc.*	45,381	415,690
Nexstar Media Group, Inc. (Class A Stock)(a)	19,214	2,082,221
NextEra Energy, Inc.	14,433	2,790,188
Northern Oil and Gas, Inc.*(a)	794,791	2,177,727
Northrop Grumman Corp.	6,402	1,725,979
NorthWestern Corp.	7,171	504,910
Novocure Ltd.*(a)	15,517	747,454
Nucor Corp.	24,104	1,406,468
NVIDIA Corp.	12,406	2,227,621

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Occidental Petroleum Corp.	32,819	$2,172,618
Office Depot, Inc.	282,900	1,026,927
Okta, Inc.*	18,120	1,499,068
Old Republic International Corp.	122,309	2,558,704
Ollie’s Bargain Outlet Holdings, Inc.*	9,935	847,754
Omnicell, Inc.*	10,079	814,786
ON Semiconductor Corp.*	414,975	8,536,036
OneMain Holdings, Inc.	57,038	1,810,957
Oracle Corp.	111,402	5,983,401
O’Reilly Automotive, Inc.*	23,065	8,956,140
Outfront Media, Inc., REIT	35,200	823,680
PACCAR, Inc.	135,557	9,236,854
Pareteum Corp.*(a)	124,494	566,448
Park Hotels & Resorts, Inc., REIT	195,117	6,064,236
Park-Ohio Holdings Corp.	15,985	517,594
Patterson Cos., Inc.(a)	34,236	748,057
Paycom Software, Inc.*(a)	13,785	2,607,157
PayPal Holdings, Inc.*	147,274	15,292,932
PBF Energy, Inc. (Class A Stock)	137,471	4,280,847
Pebblebrook Hotel Trust, REIT(a)	12,289	381,708
Penn Virginia Corp.*	16,671	735,191
PepsiCo, Inc.	25,726	3,152,721
Performance Food Group Co.*	13,224	524,199
PerkinElmer, Inc.	19,784	1,906,386
Pfizer, Inc.(a)	411,519	17,477,212
Plains GP Holdings LP (Class A Stock)*	20,900	520,828
PlayAGS, Inc.*	24,208	579,297
Pluralsight, Inc. (Class A Stock)*	14,995	475,941
PNM Resources, Inc.	45,206	2,140,052
Portland General Electric Co.	29,980	1,554,163
PPL Corp.	38,678	1,227,640
PRA Health Sciences, Inc.*	10,880	1,199,955
Principal Financial Group, Inc.	21,536	1,080,892
Procter & Gamble Co. (The)	90,277	9,393,322
Progressive Corp. (The)(a)	112,960	8,143,286
Prologis, Inc., REIT	69,645	5,010,958
Public Service Enterprise Group, Inc.	101,278	6,016,926
Pure Storage, Inc. (Class A Stock)*	30,518	664,987
PVH Corp.	7,645	932,308
Q2 Holdings, Inc.*	8,285	573,819
Quanterix Corp.*	33,953	877,006
Quest Diagnostics, Inc.(a)	39,905	3,588,258
QuinStreet, Inc.*	50,622	677,829
R1 RCM, Inc.*	184,944	1,788,408
Radian Group, Inc.	49,000	1,016,260
Rapid7, Inc.*	13,419	679,136
RealPage, Inc.*	12,429	754,316
Regal Beloit Corp.	5,058	414,098
REGENXBIO, Inc.*	7,023	402,488
Regions Financial Corp.	75,367	1,066,443
Reliance Steel & Aluminum Co.	74,898	6,760,293
ResMed, Inc.	3,862	401,532
Resolute Forest Products, Inc.	46,650	368,535
Roku, Inc.*(a)	10,911	703,869
Rosetta Stone, Inc.*	35,077	766,432
Ross Stores, Inc.	19,780	1,841,518
Royal Caribbean Cruises Ltd.	9,245	1,059,662
RPT Realty, REIT(a)	20,731	248,979
RTI Surgical Holdings, Inc.*	84,350	506,944

A224

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Rudolph Technologies, Inc.*	4,789	$109,189
Rush Enterprises, Inc. (Class B Stock)	7,765	322,480
Ryder System, Inc.	9,249	573,346
Ryman Hospitality Properties, Inc., REIT	47,959	3,944,148
S&P Global, Inc.	3,167	666,812
Sabre Corp.	201,275	4,305,272
salesforce.com, Inc.*	6,445	1,020,695
Sanmina Corp.*	25,900	747,215
Santander Consumer USA Holdings, Inc.	75,190	1,588,765
Sarepta Therapeutics, Inc.*(a)	44,160	5,263,430
Schweitzer-Mauduit International, Inc.	4,063	157,319
Science Applications International Corp.	7,983	614,292
Semtech Corp.*	8,813	448,670
Senior Housing Properties Trust, REIT	102,595	1,208,569
Senseonics Holdings, Inc.*(a)	61,361	150,334
ServiceNow, Inc.*	12,590	3,103,309
Silgan Holdings, Inc.	49,930	1,479,426
Simply Good Foods Co. (The)*	33,124	682,023
SkyWest, Inc.	39,633	2,151,676
SpartanNash Co.	2,936	46,594
Spirit Airlines, Inc.*	7,200	380,592
Spirit Realty Capital, Inc., REIT	84,769	3,367,888
SPS Commerce, Inc.*	38,407	4,073,446
SS&C Technologies Holdings, Inc.	44,563	2,838,217
STAAR Surgical Co.*	22,040	753,548
Steel Dynamics, Inc.	52,844	1,863,808
STERIS PLC	28,528	3,652,440
Stoneridge, Inc.*	4,695	135,498
STORE Capital Corp., REIT	147,673	4,947,046
Strategic Education, Inc.(a)	7,714	1,012,925
Stryker Corp.	27,493	5,430,417
Supernus Pharmaceuticals, Inc.*	21,114	739,835
SVB Financial Group*	24,320	5,407,795
SYNNEX Corp.	8,900	848,971
Synovus Financial Corp.	18,982	652,222
T. Rowe Price Group, Inc.	13,843	1,385,961
Tableau Software, Inc. (Class A Stock)*	19,090	2,429,775
Tabula Rasa HealthCare, Inc.*(a)	16,992	958,689
Tactile Systems Technology, Inc.*(a)	8,572	451,916
Tailored Brands, Inc.	8,200	64,288
Take-Two Interactive Software, Inc.*	8,513	803,372
Target Corp.(a)	123,404	9,904,405
TE Connectivity Ltd.(a)	63,508	5,128,271
TechTarget, Inc.*	40,192	653,924
Teladoc Health, Inc.*(a)	18,778	1,044,057
Tetra Tech, Inc.	16,030	955,228
Texas Instruments, Inc.	28,223	2,993,614
Texas Roadhouse, Inc.	8,545	531,414
Thermo Fisher Scientific, Inc.	71,732	19,634,483
T-Mobile US, Inc.*	17,317	1,196,605
Torchmark Corp.	1,615	132,349
Total System Services, Inc.	65,930	6,264,009
TPI Composites, Inc.*	30,927	885,131
Travelport Worldwide Ltd.	136,200	2,142,425
Trimble, Inc.*	130,525	5,273,210
Trinseo SA	17,705	802,037
Turning Point Brands, Inc.	13,445	619,680
Twilio, Inc. (Class A Stock)*	8,520	1,100,614
Two Harbors Investment Corp., REIT	48,999	662,956

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Tyson Foods, Inc. (Class A Stock)	148,339	$10,299,177
Umpqua Holdings Corp.	35,203	580,850
Union Pacific Corp.(a)	23,303	3,896,262
United Rentals, Inc.*	2,359	269,516
UnitedHealth Group, Inc.	74,359	18,386,006
Universal Health Services, Inc. (Class B Stock)(a)	3,093	413,751
Universal Insurance Holdings, Inc.	11,355	352,005
Universal Logistics Holdings, Inc.	17,240	339,283
Upwork, Inc.*	40,153	768,528
Utah Medical Products, Inc.	2,935	259,014
Valero Energy Corp.	27,112	2,299,911
Vantage Energy Acquisition Corp. (Class A Stock)*	60,764	621,008
Veracyte, Inc.*	33,978	850,130
Vericel Corp.*	38,689	677,444
Verint Systems, Inc.*	56,465	3,379,995
Verizon Communications, Inc.	318,464	18,830,776
Verso Corp. (Class A Stock)*	16,743	358,635
Viacom, Inc. (Class B Stock)	33,649	944,527
ViewRay, Inc.*(a)	72,119	532,959
Visa, Inc. (Class A Stock)(a)	36,880	5,760,287
Vishay Intertechnology, Inc.(a)	154,817	2,859,470
Vocera Communications, Inc.*(a)	12,930	408,976
W.W. Grainger, Inc.(a)	1,496	450,191
Walgreens Boots Alliance, Inc.(a)	72,535	4,589,289
Walmart, Inc.	31,280	3,050,738
Walt Disney Co. (The)	92,078	10,223,420
Warrior Met Coal, Inc.	79,729	2,423,762
Waste Management, Inc.	39,469	4,101,224
WaVe Life Sciences Ltd.*(a)	6,137	238,422
WEC Energy Group, Inc.	22,430	1,773,764
Weis Markets, Inc.(a)	13,176	537,713
Wells Fargo & Co.	51,328	2,480,169
WesBanco, Inc.	16,309	648,283
Westlake Chemical Corp.	9,670	656,206
Williams-Sonoma, Inc.(a)	5,000	281,350
World Acceptance Corp.*	518	60,673
World Wrestling Entertainment, Inc. (Class A Stock)	8,074	700,662
Xenia Hotels & Resorts, Inc., REIT	10,147	222,321
YETI Holdings, Inc.*(a)	28,121	850,660
Yext, Inc.*	27,510	601,369
Yum! Brands, Inc.	73,300	7,316,073
ZAGG, Inc.*	53,439	484,692
Zoetis, Inc.	12,481	1,256,462
Zynga, Inc. (Class A Stock)*	1,187,004	6,326,731

		1,745,734,629

TOTAL COMMON STOCKS (cost $2,526,659,968)		2,809,557,376

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	73,100	451,630
Cia de Saneamento do Parana (PRFC)	106,400	374,473
Cia Ferro Ligas da Bahia - FERBASA (PRFC)	28,800	158,294

A225

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Cia Paranaense de Energia (PRFC B)		54,800	$510,721
Telefonica Brasil SA (PRFC)		88,600	1,074,872

			2,569,990

Colombia — 0.0%
Banco Davivienda SA (PRFC)		57,849	678,649

Germany — 0.0%
Jungheinrich AG (PRFC)		39,200	1,279,832

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)		43,785	1,399,580

TOTAL PREFERRED STOCKS (cost $4,647,832)			5,928,051

		Units

RIGHTS* — 0.0%
Taiwan
CTBC Financial Holding Co. Ltd., expiring 04/01/19
(cost $0)		7,947	1,057

WARRANTS* — 0.0%

Malaysia
Sunway Bhd, expiring 10/03/24 (cost $0)		60,903	4,475

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.9%
Cayman Islands — 0.1%
Avery Point CLO Ltd.,
Series 2015-6A, Class AR, 3 Month LIBOR + 1.050%, 144A
3.783%(c)	08/05/27	1,190	1,187,629
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
4.081%(c)	03/17/30	2,500	2,495,470

			3,683,099

United States — 1.8%
Ally Auto Receivables Trust,
Series 2018-3, Class A3
3.000%	01/17/23	2,356	2,368,779
Series 2019-1, Class A3
2.910%	09/15/23	2,550	2,569,377
American Express Credit Account Master Trust,
Series 2017-5, Class A, 1 Month LIBOR + 0.380%
2.864%(c)	02/18/25	3,975	3,986,419
Series 2018-3, Class A, 1 Month LIBOR + 0.320%
2.804%(c)	10/15/25	3,100	3,091,734
BA Credit Card Trust,
Series 2018-A3, Class A3
3.100%	12/15/23	2,900	2,934,791
BMW Vehicle Owner Trust,
Series 2018-A, Class A4
2.510%	06/25/24	1,475	1,471,644
Citibank Credit Card Issuance Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2018-A2, Class A2, 1 Month LIBOR + 0.330%
2.818%(c)	01/20/25	5,745	$5,736,963
Ford Credit Auto Owner Trust,
Series 2018-A, Class A3
3.030%	11/15/22	3,560	3,585,908
Series 2018-A, Class A4
3.160%	10/15/23	4,184	4,248,128
Honda Auto Receivables Owner Trust,
Series 2018-3, Class A4
3.070%	11/21/24	1,190	1,204,053
Series 2019-1, Class A3
2.830%	03/20/23	2,760	2,777,001
John Deere Owner Trust,
Series 2018-B, Class A4
3.230%	06/16/25	890	904,908
Series 2019-A, Class A4
3.000%	01/15/26	1,500	1,514,399
Nissan Auto Lease Trust,
Series 2018-A, Class A3
3.250%	09/15/21	1,480	1,491,484
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	4,245	4,276,403
Toyota Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.910%	07/17/23	4,245	4,275,202
United States Small Business Administration,
Series 2018-20A, Class 1
2.920%	01/01/38	477	478,671
Series 2018-20E, Class 1
3.500%	05/01/38	1,404	1,457,144
Series 2018-20F, Class 1
3.600%	06/01/38	922	962,720
Series 2018-20G, Class 1
3.540%	07/01/38	962	1,001,322
Series 2018-20H, Class 1
3.580%	08/01/38	2,885	3,010,872
Series 2018-20I, Class 1
3.530%	09/01/38	3,167	3,294,337
Series 2018-20J, Class 1
3.770%	10/01/38	1,700	1,790,376
Series 2018-20K, Class 1
3.870%	11/01/38	1,636	1,734,691
Series 2018-20L, Class 1
3.540%	12/01/38	2,040	2,118,220
Series 2019-20A, Class 1
3.370%	01/01/39	7,020	7,210,315
Series 2019-20B, Class 1
3.260%	02/01/39	3,432	3,427,924
Series 2019-20C, Class 1
3.200%	03/01/39	1,151	1,162,812
Verizon Owner Trust,
Series 2018-1A, Class A1B, 1 Month LIBOR + 0.260%, 144A
2.748%(c)	09/20/22	8,070	8,072,426
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 1 Month LIBOR + 0.520%, 144A

A226

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
3.004%(c)	07/17/23	6,980	$7,000,072

			89,159,095

TOTAL ASSET-BACKED SECURITIES (cost $91,789,197)			92,842,194

CORPORATE BONDS — 8.4%
Australia — 0.1%
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	1,800	2,144,819
Westpac Banking Corp.,
Sr. Unsec’d. Notes
3.400%	01/25/28(a)	3,000	3,034,335

			5,179,154

Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
4.900%	02/01/46	1,000	1,004,385

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	1,600	1,613,600
6.250%	03/17/24	1,000	1,073,750

			2,687,350

Canada — 0.7%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	3,100	3,081,375
2.350%	09/11/22	4,000	3,955,902
Bank of Nova Scotia (The),
Covered Bonds
1.850%	04/14/20	3,150	3,126,489
1.875%	04/26/21	2,942	2,898,533
Sr. Unsec’d. Notes
2.150%	07/14/20	3,100	3,083,082
Royal Bank of Canada,
Covered Bonds
2.300%	03/22/21	4,000	3,977,883
Covered Bonds, 144A
3.350%	10/22/21	3,150	3,206,546
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	2,000	2,080,598
Toronto-Dominion Bank (The),
Covered Bonds, 144A
2.250%	03/15/21	4,500	4,469,529
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,500	1,469,294
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	1,300	1,320,633
7.625%	01/15/39	1,000	1,360,878

			34,030,742

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China — 0.1%
China Development Bank,
Sr. Unsec’d. Notes, EMTN
2.625%	01/24/22	500	$495,753
2.750%	11/16/22	600	595,616
3.375%	01/24/27	500	502,117
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	700	735,227
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	2,300	2,302,870
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
3.750%	05/02/23	1,000	1,025,816

			5,657,399

Finland — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21	3,300	3,256,212

France — 0.1%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, MTN, 144A
3.250%	09/26/23	2,300	2,364,144
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(ff)	— (rr)	1,500	1,501,875
Total Capital International SA,
Gtd. Notes
3.455%	02/19/29	1,500	1,533,410

			5,399,429

Germany — 0.4%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.500%	06/25/21	1,600	1,606,411
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	1,800	1,785,265
BMW US Capital LLC,
Gtd. Notes, 144A
3.450%	04/12/23	1,000	1,017,279
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	1,300	1,271,874
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38(a)	550	562,284
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,956,378
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
2.000%	05/02/25(a)	4,000	3,905,960
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes
3.125%	11/14/23	5,200	5,363,968
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	2,000	1,895,057

A227

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)

			$19,364,476

Indonesia — 0.0%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	2,000	2,077,420

Ireland — 0.1%
CRH America Finance, Inc.,
Gtd. Notes, 144A
3.950%	04/04/28	2,500	2,465,332

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	2,000	1,906,747

Japan — 0.0%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.170%	09/11/27	2,000	1,975,895

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	3,600	3,719,405

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	1,500	1,510,061
Petroleos Mexicanos,
Gtd. Notes
4.500%	01/23/26	1,000	929,800
5.375%	03/13/22	5,000	5,103,800

			7,543,661

Netherlands — 0.3%
BNG Bank NV,
Sr. Unsec’d. Notes, MTN, 144A
3.125%	11/08/21	3,150	3,207,648
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	2,500	2,545,824
4.625%	12/01/23	2,000	2,089,167
ING Bank NV,
Covered Bonds, MTN, 144A
2.625%	12/05/22	4,050	4,050,292
ING Groep NV,
Sr. Unsec’d. Notes
4.100%	10/02/23	2,300	2,364,008
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	145	160,093
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	500	676,423

			15,093,455

New Zealand — 0.1%
BNZ International Funding Ltd.,
Gtd. Notes, 144A
3.375%	03/01/23	2,500	2,522,977

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
South Korea — 0.0%
Kia Motors Corp.,
Sr. Unsec’d. Notes, 144A
3.500%	10/25/27	1,550	$1,489,130

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,050	3,055,340

Supranational Bank — 0.5%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25	3,000	2,950,619
3.125%	09/26/28	2,500	2,618,070
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20	3,800	3,760,632
European Investment Bank,
Sr. Unsec’d. Notes
1.875%	02/10/25	4,000	3,884,182
3.250%	01/29/24	4,000	4,160,960
Sr. Unsec’d. Notes, MTN
4.875%	02/15/36	1,500	1,897,986
Inter-American Development Bank,
Sr. Unsec’d. Notes
3.125%	09/18/28	2,500	2,613,575
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	3,000	2,980,226

			24,866,250

Switzerland — 0.1%
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,033,285
Syngenta Finance NV,
Gtd. Notes, 144A
3.933%	04/23/21	800	803,719
Tyco Electronics Group SA,
Gtd. Notes
3.450%	08/01/24	1,000	1,013,124

			2,850,128

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25	1,000	870,367

United Kingdom — 0.2%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	500	636,965
Barclays PLC,
Sr. Unsec’d. Notes
4.950%	01/10/47	1,500	1,500,289
Diageo Capital PLC,
Gtd. Notes
3.000%	05/18/20	1,800	1,807,585
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	800	1,054,668

A228

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	1,000	$1,030,682
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
4.050%	08/16/23	2,300	2,345,274
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	2,500	2,635,149

			11,010,612

United States — 5.1%
3M Co.,
Sr. Unsec’d. Notes, MTN
3.250%	02/14/24	1,500	1,545,501
Alabama Power Co.,
Sr. Unsec’d. Notes
2.800%	04/01/25	1,045	1,019,422
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	500	449,469
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	1,340	1,342,351
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	1,006,257
3.750%	07/10/25	1,500	1,501,012
3.900%	04/01/26	1,000	1,006,328
4.500%	07/16/44	1,000	957,608
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	1,600	1,632,885
AT&T, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/22	2,890	2,915,526
4.500%	05/15/35	500	492,607
4.550%	03/09/49	1,610	1,520,410
4.850%	03/01/39	849	854,170
6.375%	03/01/41	800	940,162
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	500	486,853
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	1,700	1,760,125
5.625%	07/01/20	1,800	1,863,281
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	1,300	1,328,272
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	800	796,380
2.600%	02/07/22	2,400	2,398,623
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	1,515	1,480,189
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
4.700%	06/22/47	940	749,318

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	865	$794,772
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/29	8,485	8,444,696
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.050%	04/19/21	3,050	3,068,613
3.250%	03/01/23	800	812,844
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	1,200	1,142,353
Sr. Unsec’d. Notes, MTN
3.450%	05/15/23	2,000	2,055,866
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	1,500	1,554,520
CBS Corp.,
Gtd. Notes
3.700%	06/01/28	3,050	2,972,005
4.850%	07/01/42	1,000	994,730
Celgene Corp.,
Sr. Unsec’d. Notes
4.550%	02/20/48	860	872,581
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	1,197	1,245,012
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	1,000	1,023,081
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	3,000	2,997,386
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, GMTN
2.250%	11/15/22	1,150	1,143,215
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	1,499	1,564,508
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	1,000	934,393
2.750%	03/01/23	500	499,155
4.250%	10/15/30	2,060	2,188,506
6.450%	03/15/37	1,800	2,292,811
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39	800	1,079,480
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	1,250	1,305,463
Corestates Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.570%, 144A
3.254%(c)	02/15/27	2,490	2,287,688
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	1,000	1,018,757

A229

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.950%	05/01/50	500	$471,323
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	500	513,785
4.100%	03/25/25	1,000	1,026,645
5.050%	03/25/48	1,340	1,349,922
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	2,300	2,318,679
6.350%	06/01/40	500	548,696
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	1,500	1,896,586
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	1,000	1,032,622
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,000	1,007,963
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	745	693,311
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	335	346,767
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	695	914,508
Energy Transfer Operating LP,
Gtd. Notes
6.000%	06/15/48	1,150	1,241,488
6.500%	02/01/42	875	972,005
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	250	240,214
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	1,000	1,004,201
5.250%(ff)	08/16/77	750	693,750
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,070,228
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	800	811,063
4.250%	06/15/22	1,000	1,037,321
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	1,300	1,294,098
2.709%	03/06/25	500	500,493
FedEx Corp.,
Gtd. Notes
3.400%	02/15/28	1,050	1,039,113
4.100%	04/15/43	1,000	908,278
Fifth Third Bancorp,
Jr. Sub. Notes
5.100%(ff)	— (rr)	1,160	1,110,700

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
3.586%(c)	02/01/27	3,257	$3,004,583
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	1,050	1,044,705
3.950%	03/01/48	1,000	1,036,710
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	2,800	2,765,308
General Dynamics Corp.,
Gtd. Notes
3.375%	05/15/23	1,600	1,644,180
General Electric Co.,
Jr. Sub. Notes
5.000%(ff)	— (rr)	4,520	4,221,680
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	573	609,521
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.611%(c)	03/15/23	2,922	2,842,021
3.787%(c)	04/15/23	3,038	2,940,585
Sub. Notes, MTN
5.300%	02/11/21	859	889,046
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38(a)	1,850	1,690,646
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	1,000	989,905
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	500	506,058
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	300	299,647
5.250%	07/27/21	1,800	1,890,860
6.250%	02/01/41	500	616,715
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	1,800	1,841,933
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	800	808,172
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	1,800	1,796,032
Huntington Bancshares, Inc.,
Jr. Sub. Notes
5.700%(ff)	— (rr)	1,155	1,126,125
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.125%	04/01/22	1,765	1,778,217
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	1,000	1,056,746
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25	1,000	1,227,895

A230

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48	1,050	$978,687
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	200	237,060
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	2,460	2,560,933
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20	1,700	1,686,765
2.650%	06/24/24	1,300	1,288,110
3.050%	01/06/28	250	249,078
Johnson & Johnson,
Sr. Unsec’d. Notes
1.950%	11/10/20(a)	1,500	1,488,626
2.950%	03/03/27	1,000	1,005,196
5.950%	08/15/37	1,000	1,299,571
JPMorgan Chase & Co.,
Jr. Sub. Notes, 3 Month LIBOR + 0.950%
3.688%(c)	01/15/87	4,900	4,163,187
Sr. Unsec’d. Notes
3.300%	04/01/26	2,000	2,002,475
4.250%	10/15/20	2,300	2,351,987
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21	1,800	1,818,845
3.400%	11/15/27	550	528,464
4.500%	04/01/46	1,000	946,291
KeyCorp,
Jr. Sub. Notes
5.000%(ff)	— (rr)	3,040	2,973,424
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	1,000	1,043,471
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23	2,600	2,605,003
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27	500	491,836
4.650%	01/15/48(a)	1,500	1,389,793
L-3 Communications Corp.,
Gtd. Notes
3.950%	05/28/24	3,085	3,168,295
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26	1,255	1,277,200
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	570	694,977
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	1,000	1,013,887
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	1,000	995,548

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	675	$783,598
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	1,000	1,036,998
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.400%	03/07/29	750	769,426
MetLife, Inc.,
Jr. Sub. Notes, 144A
9.250%	04/08/68	605	813,725
Sr. Unsec’d. Notes
3.000%	03/01/25	2,000	2,003,424
Microsoft Corp.,
Sr. Unsec’d. Notes
2.875%	02/06/24	1,415	1,430,581
3.300%	02/06/27	1,100	1,129,284
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.500%	07/28/21	3,800	4,020,849
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.500%	09/24/25	1,000	1,036,872
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.900%	04/01/22	2,080	2,081,820
4.800%(ff)	12/01/77	1,270	1,136,220
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	935	931,833
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	1,000	1,074,640
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.080%	10/15/20	2,650	2,625,252
2.930%	01/15/25	730	719,961
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	1,360	1,708,882
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	404	393,187
Nucor Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/48	1,050	1,074,016
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	1,340	1,408,376
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27(a)	1,300	1,293,050
Oracle Corp.,
Sr. Unsec’d. Notes
2.625%	02/15/23	1,150	1,149,879
3.250%	05/15/30	1,000	996,667
4.000%	07/15/46	1,000	1,005,131
6.125%	07/08/39	2,000	2,566,050

A231

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21	2,000	$1,948,336
PacifiCorp,
First Mortgage
4.150%	02/15/50	1,268	1,314,341
Peachtree Corners Funding Trust,
Gtd. Notes, 144A
3.976%	02/15/25	295	299,116
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	405	390,842
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	300	302,922
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.600%	09/15/28(a)	500	521,352
4.000%	03/15/49	750	775,055
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.375%	08/17/22	1,300	1,283,009
3.875%	08/21/42(a)	500	458,284
Phillips 66,
Gtd. Notes
4.875%	11/15/44	1,000	1,095,380
Ppl Electric Utilities Corp.,
First Mortgage
4.150%	06/15/48	350	368,917
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
1.900%	10/23/20	300	297,977
2.450%	11/03/26	1,000	974,289
Prologis LP,
Gtd. Notes
3.750%	11/01/25	1,000	1,045,279
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24	2,265	2,266,637
4.050%	12/01/23	2,500	2,557,442
State Street Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 1.000%
3.611%(c)	06/15/47	3,145	2,484,550
Synchrony Bank,
Sr. Unsec’d. Notes
3.000%	06/15/22	2,710	2,674,277
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	2,540	2,509,520
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	395	405,307
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47	1,050	1,039,307
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	297,169

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	676	$830,688
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,218,939
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	1,000	1,317,069
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	800	785,027
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29(a)	3,050	3,137,751
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.800%	09/15/47	405	390,728
6.000%	05/15/37	500	617,563
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,281,230
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	1,000	994,275
Walmart, Inc.,
Sr. Unsec’d. Notes
3.125%	06/23/21	1,600	1,621,959
Walt Disney Co. (The),
Gtd. Notes, 144A
3.000%	09/15/22	2,342	2,364,932
6.200%	12/15/34	1,989	2,602,862
Gtd. Notes, GMTN
2.150%	09/17/20	800	795,538
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	1,600	1,587,509
Sub. Notes, MTN
4.650%	11/04/44	800	821,732
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	1,000	882,631
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	800	851,231

			251,869,635

TOTAL CORPORATE BONDS (cost $407,281,114)			409,895,501

SOVEREIGN BONDS — 6.1%
Argentina — 0.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/11/23	2,550	2,088,449
5.625%	01/26/22	8,000	6,899,999
6.625%	07/06/28	5,100	4,006,101
6.875%	04/22/21	9,000	8,212,499
6.875%	01/26/27	6,600	5,339,399
7.125%	07/06/36	6,000	4,604,999

A232

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Argentina (cont’d.)
7.125%	06/28/2117	1,000	$737,999
7.500%	04/22/26	9,300	7,886,399
7.625%	04/22/46	1,400	1,102,499

			40,878,343

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond,
Sr. Unsec’d. Notes, 144A
4.750%	03/18/24	3,600	3,728,794

Brazil — 0.3%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	2,000	2,016,019
5.000%	01/27/45	700	644,699
5.625%	02/21/47	600	595,499
6.000%	04/07/26(a)	3,000	3,327,029
8.250%	01/20/34	5,600	7,139,999

			13,723,245

Canada — 0.2%
Province of Alberta,
Sr. Unsec’d. Notes
3.300%	03/15/28	2,500	2,592,777
Province of Quebec,
Sr. Unsec’d. Notes
2.375%	01/31/22	3,000	2,992,333
2.875%	10/16/24	2,000	2,029,017

			7,614,127

Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.125%	01/21/26	1,600	1,621,359
3.240%	02/06/28	1,200	1,220,399
3.625%	10/30/42	2,400	2,391,791
3.860%	06/21/47	1,500	1,524,765

			6,758,314

China — 0.0%
China Government International Bond,
Sr. Unsec’d. Notes
2.125%	11/02/22	200	196,373
2.625%	11/02/27	200	195,007
4.000%	10/19/48	350	365,317
Export-Import Bank of China (The),
Sr. Unsec’d. Notes
2.625%	03/14/22	300	296,967
Sr. Unsec’d. Notes, EMTN
3.250%	11/28/27	700	689,239

			1,742,903

Colombia — 0.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27	2,000	2,031,019
5.200%	05/15/49	400	430,319
5.625%	02/26/44	4,500	5,072,399
6.125%	01/18/41	800	945,207
7.375%	09/18/37	4,100	5,360,749
8.125%	05/21/24	4,200	5,075,699

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Colombia (cont’d.)

			$18,915,392

Croatia — 0.1%
Croatia Government International Bond,
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	400	448,000
6.375%	03/24/21	3,500	3,710,084

			4,158,084

Ghana — 0.0%
Ghana Government International Bond,
Bank Gtd. Notes, 144A
10.750%	10/14/30	700	851,914
Sr. Unsec’d. Notes, 144A
7.875%	03/26/27	400	403,513
8.125%	03/26/32	400	398,032

			1,653,459

Hungary — 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24	2,000	2,191,348
5.750%	11/22/23	2,400	2,652,768
7.625%	03/29/41(a)	2,300	3,413,522

			8,257,638

Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	2,000	2,719,562
8.500%	10/12/35	3,000	4,270,395
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27	3,200	3,198,282
4.125%	01/15/25	6,000	6,149,106
4.750%	01/08/26	2,200	2,323,695
5.950%	01/08/46	1,100	1,294,713
6.750%	01/15/44	6,300	8,076,518

			28,032,271

Japan — 0.0%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes
2.125%	07/21/20	1,600	1,592,245

Kazakhstan — 0.0%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45	1,600	2,051,232

Mexico — 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/15/47	1,800	1,684,800
4.600%	02/10/48	2,750	2,661,450
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,800	1,840,500
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	3,700	3,777,700
6.050%	01/11/40	8,500	9,724,000
6.750%	09/27/34(a)	4,800	5,846,448

			25,534,898

A233

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Morocco — 0.0%
Morocco Government International Bond,
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	1,500	$1,529,052
5.500%	12/11/42	300	321,113

			1,850,165

Norway — 0.1%
Kommunalbanken AS,
Sr. Unsec’d. Notes, MTN, 144A
3.125%	10/18/21	4,360	4,441,933

Panama — 0.2%
Panama Government International Bond,
Sr. Unsec’d. Notes
4.500%	04/16/50	1,900	1,983,600
8.875%	09/30/27	2,700	3,735,720
9.375%	04/01/29	2,600	3,793,400

			9,512,720

Paraguay — 0.1%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
4.700%	03/27/27	400	416,416
5.000%	04/15/26	2,500	2,631,075
Republic of Paraguay,
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	1,350	1,390,244
6.100%	08/11/44	2,200	2,491,456

			6,929,191

Peru — 0.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50	1,200	1,539,600
7.350%	07/21/25	1,300	1,636,050
8.750%	11/21/33	3,700	5,799,750

			8,975,400

Philippines — 0.4%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40	4,800	5,042,299
5.500%	03/30/26	2,800	3,224,245
6.375%	10/23/34	2,600	3,465,829
9.500%	02/02/30	3,300	5,084,531

			16,816,904

Poland — 0.0%
Poland Government International Bond,
Sr. Unsec’d. Notes
3.000%	03/17/23	500	503,080
4.000%	01/22/24	500	522,692
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/06/26	500	507,494

			1,533,266

Romania — 0.1%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A
5.125%	06/15/48	200	199,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Romania (cont’d.)
Sr. Unsec’d. Notes, MTN, 144A
4.375%	08/22/23	2,300	$2,381,880
6.125%	01/22/44(a)	1,200	1,371,516

			3,952,496

Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21	700	759,920

South Africa — 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/27/27	4,500	4,387,338
5.875%	05/30/22	1,500	1,578,510
5.875%	09/16/25	4,500	4,746,735
6.250%	03/08/41	3,200	3,310,752

			14,023,335

South Korea — 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
2.500%	11/01/20	2,200	2,193,858
3.625%	11/27/23	1,100	1,130,736

			3,324,594

Sri Lanka — 0.2%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	04/18/23	5,000	4,931,010
6.200%	05/11/27	3,000	2,879,298
6.250%	07/27/21	1,000	1,012,422
6.825%	07/18/26	600	600,111
6.850%	03/14/24	1,200	1,223,527
7.850%	03/14/29	400	417,323

			11,063,691

Sweden — 0.3%
Kommuninvest I Sverige AB,
Gov’t. Gtd. Notes, 144A
2.750%	10/22/20	4,000	4,018,560
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, GMTN
3.125%	11/08/21	3,150	3,207,488
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	6,250	6,307,063

			13,533,111

Turkey — 0.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/09/26	6,000	5,175,000
5.625%	03/30/21	3,400	3,354,760
5.750%	05/11/47	4,000	3,170,000
6.000%	01/14/41	5,000	4,104,160
6.250%	09/26/22	2,000	1,972,360
6.875%	03/17/36	3,000	2,727,480
7.250%	12/23/23(a)	2,500	2,516,850
7.625%	04/26/29	3,200	3,168,000

			26,188,610

A234

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Uruguay — 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.125%	11/20/45	800	$780,000
4.375%	01/23/31	1,200	1,256,400
4.500%	08/14/24	1,000	1,050,000
4.975%	04/20/55(a)	1,050	1,099,875
5.100%	06/18/50	2,500	2,668,750
7.625%	03/21/36	4,500	6,201,810

			13,056,835

Vietnam — 0.0%
Vietnam Government International Bond,
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	600	627,797

TOTAL SOVEREIGN BONDS (cost $302,377,567)			301,230,913

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	2,168	2,167,400
2.500%	11/01/27	874	874,193
2.500%	02/01/32	3,166	3,152,490
3.000%	04/01/31	613	619,314
3.000%	11/01/31	1,301	1,318,017
3.000%	01/01/32	1,474	1,488,560
3.000%	03/01/42	8,581	8,585,795
3.000%	03/01/45	1,230	1,228,461
3.000%	09/01/46	12,179	12,185,478
3.500%	12/01/30	2,114	2,165,068
3.500%	04/01/33	3,960	4,056,737
3.500%	02/01/44	3,480	3,578,608
3.500%	07/01/46	7,233	7,396,560
3.500%	08/01/46	1,670	1,694,146
3.500%	09/01/46	687	701,493
3.500%	05/01/47	1,255	1,275,574
4.000%	05/01/44	3,315	3,441,239
4.000%	05/01/44	1,502	1,564,605
4.000%	08/01/44	2,999	3,145,249
4.000%	10/01/45	1,374	1,431,445
4.000%	01/01/47	1,489	1,556,566
4.000%	05/01/47	1,184	1,222,446
4.500%	12/01/45	1,639	1,718,995
4.500%	03/01/47	2,335	2,447,851
5.000%	10/01/48	420	445,325
Federal National Mortgage Assoc.
2.500%	10/01/27	351	350,410
2.500%	06/01/28	1,142	1,136,853
2.500%	06/01/30	1,120	1,114,376
2.500%	04/01/32	3,034	3,020,993
3.000%	08/01/28	430	434,932
3.000%	11/01/31	1,806	1,823,805
3.000%	04/01/32	1,502	1,518,669
3.000%	12/01/41	12,606	12,614,418
3.000%	11/01/42	3,731	3,733,926
3.000%	10/01/46	7,161	7,138,801
3.500%	10/01/30	519	532,130
3.500%	11/01/31	1,264	1,296,906
3.500%	06/01/42	3,988	4,072,582

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/42	557	$569,244
3.500%	10/01/43	2,427	2,477,282
3.500%	09/01/45	1,999	2,036,060
3.500%	10/01/45	6,869	7,022,832
3.500%	12/01/46	2,458	2,514,638
3.500%	01/01/47	837	855,365
3.500%	04/01/47	4,158	4,248,066
3.500%	04/01/47	2,179	2,222,410
3.500%	03/01/48	16,248	16,598,808
3.500%	04/01/48	2,753	2,795,805
4.000%	11/01/44	2,434	2,551,171
4.000%	02/01/45	3,496	3,651,371
4.000%	11/01/45	600	623,731
4.000%	07/01/46	2,541	2,654,816
4.000%	01/01/47	2,193	2,263,524
4.000%	04/01/47	1,239	1,280,987
4.000%	04/01/47	806	839,387
4.000%	08/01/47	34,649	35,809,496
4.000%	04/01/48	5,559	5,739,848
4.000%	06/01/48	8,890	9,166,937
4.500%	11/01/40	482	509,276
4.500%	10/01/45	5,814	6,202,477
4.500%	02/01/46	1,769	1,869,629
4.500%	11/01/47	4,426	4,632,011
4.500%	05/01/48	7,109	7,436,266
4.500%	08/01/48	9,610	10,049,241
4.500%	08/01/48	4,643	4,856,804
4.500%	10/01/48	369	385,965
Government National Mortgage Assoc.
3.000%	05/20/43	2,145	2,158,642
3.000%	11/20/43	2,423	2,437,716
3.000%	04/20/45	2,678	2,694,231
3.000%	02/20/47	4,013	4,036,732
3.000%	03/20/47	7,859	7,910,976
3.500%	01/20/43	2,487	2,548,858
3.500%	10/20/43	2,148	2,193,743
3.500%	05/20/45	1,344	1,372,450
3.500%	07/20/46	1,964	2,005,824
3.500%	03/20/47	4,089	4,176,268
3.500%	11/20/47	2,721	2,781,916
3.500%	12/20/47	1,845	1,886,828
3.500%	02/20/48	6,921	7,068,408
3.500%	04/20/48	2,802	2,864,079
4.000%	05/15/46	612	632,077
4.000%	01/20/47	1,889	1,951,588
4.000%	06/20/47	5,135	5,303,469
4.000%	03/20/48	6,256	6,460,839
4.000%	09/20/48	4,897	5,058,138
4.500%	11/20/44	228	240,427
4.500%	11/20/45	341	358,682
4.500%	12/20/45	341	358,911
4.500%	07/20/48	7,514	7,827,445
4.500%	10/20/48	16,175	16,811,204

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $341,004,177)			341,253,314

A235

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
2.750%	11/15/47	2,300	$2,266,848
3.000%	11/15/44	9,300	9,643,664
3.000%	05/15/45	5,300	5,498,957
3.125%	02/15/43	14,700	15,575,684
3.375%	11/15/48	14,404	16,030,639
4.375%	05/15/41	13,100	16,707,105
4.500%	02/15/36	650	823,215
4.500%	05/15/38	9,951	12,795,975
5.000%	05/15/37	550	743,467
5.250%	02/15/29	2,100	2,618,848
5.375%	02/15/31	400	519,875
6.875%	08/15/25	11,680	14,819,456
7.625%	11/15/22	1,800	2,134,617
7.875%	02/15/21	11,000	12,114,180
U.S. Treasury Notes
1.375%	02/29/20(k)	50,000	49,523,438
1.625%	08/15/22	7,000	6,861,641
1.750%	11/15/20	8,000	7,924,688
1.750%	05/15/22	8,000	7,882,812
1.875%	12/31/19	25,000	24,894,571
2.000%	11/15/21	8,000	7,950,625
2.000%	02/15/23	4,000	3,964,844
2.000%	02/15/25	13,200	12,983,953
2.125%	03/31/24	3,500	3,480,586
2.125%	11/30/24	8,500	8,428,945
2.250%	02/15/27	2,000	1,984,609
2.375%	12/31/20	6,500	6,505,332
2.375%	04/15/21	12,000	12,021,094
2.375%	03/15/22	15,416	15,483,445
2.375%	02/29/24	30,418	30,616,430
2.375%	08/15/24	7,500	7,537,793
2.500%	02/28/21	2,100	2,108,121
2.500%	02/28/26	7,419	7,503,333
2.625%	12/31/25	18,000	18,345,938
2.625%	02/15/29(a)	11,878	12,096,073
2.750%	08/15/21	2,000	2,022,188
2.750%	02/15/28	2,000	2,057,031
2.875%	11/30/23	4,000	4,112,812
2.875%	08/15/28	1,500	1,558,477

TOTAL U.S. TREASURY OBLIGATIONS (cost $366,512,052)			370,141,309

TOTAL LONG-TERM INVESTMENTS (cost $4,040,271,907)			4,330,854,190

		Shares

SHORT-TERM INVESTMENTS — 16.0%

AFFILIATED MUTUAL FUNDS — 9.0%
PGIM Core Ultra Short Bond Fund(w)		192,837,895	192,837,895
PGIM Institutional Money Market Fund (cost $247,724,880; includes $247,226,352 of cash collateral for securities on loan)(b)(w)		247,652,818	247,702,348

TOTAL AFFILIATED MUTUAL FUNDS (cost $440,562,775)			440,540,243

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 7.0%
U.S. Treasury Bills
2.364%	07/18/19	15,000	$14,893,744
2.379%	05/09/19	50,000	49,875,181
2.379%	04/11/19	50,000	49,967,023
2.420%	06/06/19	50,000	49,783,667
2.448%	08/01/19	19,000	18,847,463
2.460%	07/11/19	50,000	49,667,682
2.488%	09/05/19	50,000	49,484,844
2.544%	01/02/20	50,000	49,107,792
2.572%	09/12/19	15,000	14,838,221

TOTAL U.S. TREASURY OBLIGATIONS (cost $346,362,199)			346,465,617

TOTAL SHORT-TERM INVESTMENTS (cost $786,924,974)			$787,005,860

TOTAL INVESTMENTS — 104.2% (cost $4,827,196,881)			5,117,860,050
Liabilities in excess of other assets(z) — (4.2)%			(205,549,451)

NET ASSETS — 100.0%			$4,912,310,599

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 security is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $241,017,057; cash collateral of $247,226,352 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A236

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
444	2 Year U.S. Treasury Notes	Jun. 2019	$94,613,625	$384,923
205	5 Year U.S. Treasury Notes	Jun. 2019	23,744,766	218,849
1,846	10 Year U.S. Treasury Notes	Jun. 2019	229,307,813	3,611,219
49	20 Year U.S. Treasury Bonds	Jun. 2019	7,333,156	189,832
429	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	72,072,000	3,204,453
549	Mini MSCI EAFE Index	Jun. 2019	51,232,680	422,195
1,377	S&P 500 E-Mini Index	Jun. 2019	195,382,530	2,773,230
540	SGX Nifty 50 Index	Apr. 2019	12,609,540	225,720

				11,030,421

Short Positions:
68	10 Year U.S. Ultra Treasury Notes	Jun. 2019	9,029,125	(167,875)
1,283	Canadian Dollar Currency	Jun. 2019	96,263,490	(418,765)
1,270	Euro STOXX 50 Index	Jun. 2019	46,613,869	(869,024)
5,045	Euro STOXX Small 200 Index	Jun. 2019	79,569,134	(782,413)
179	FTSE 100 Index	Jun. 2019	16,812,870	(342,715)
87	TOPIX Index	Jun. 2019	12,496,977	39,249

				(2,541,543)

				$8,488,878

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

AT&T, Inc.	12/20/23	1.000%(Q)	8,495	$3,920	$14,277	$10,357

Cardinal Health, Inc.	12/20/23	1.000%(Q)	4,445	26,196	(8,714)	(34,910)

Ford Motor Co.	12/20/23	5.000%(Q)	8,225	(422,312)	(960,809)	(538,497)

General Electric Co.	12/20/23	1.000%(Q)	1,355	16,812	(5,980)	(22,792)

McKesson Corp.	12/20/23	1.000%(Q)	4,380	1,719	(32,409)	(34,128)

Verizon Communications, Inc.	12/20/23	1.000%(Q)	2,520	(46,648)	(49,793)	(3,145)

				$(420,313)	$(1,043,428)	$(623,115)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.NA.IG.32	06/20/24	1.000%(Q)	58,165	0.630%	$912,035	$1,052,219	$140,184

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A237

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

Bloomberg Commodity Index 6 Month Forward(T)	1 Month LIBOR +12.00bps(T)	Societe Generale	04/11/19	50,000		$1,130,933	$—	$1,130,933

Custom Commodity Basket Swap(T)	—	UBS AG	01/03/19	—	(r)	202,747	—	202,747

						$1,333,680	$—	$1,333,680

(r)	Notional amount is less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$20,250,896	$44,571,094

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

U.S. Treasury Obligations	14.5%
Affiliated Mutual Funds (5.0% represents investments purchased with collateral from securities on loan)	9.0
U.S. Government Agency Obligations	7.0
Sovereign Bonds	6.1
Banks	5.9
Software	3.2
Pharmaceuticals	2.9
IT Services	2.9
Insurance	2.7
Oil, Gas & Consumable Fuels	2.4
Semiconductors & Semiconductor Equipment	2.0
Health Care Equipment & Supplies	2.0
Health Care Providers & Services	2.0
Interactive Media & Services	1.9
Technology Hardware, Storage & Peripherals	1.7
Internet & Direct Marketing Retail	1.7
Automobiles	1.4

Equity Real Estate Investment Trusts (REITs)	1.3%
Diversified Telecommunication Services	1.3
Electronic Equipment, Instruments & Components	1.3
Biotechnology	1.3
Food Products	1.2
Aerospace & Defense	1.1
Media	1.1
Electric Utilities	1.1
Food & Staples Retailing	1.0
Chemicals	1.0
Machinery	1.0
Trading Companies & Distributors	1.0
Entertainment	0.9
Capital Markets	0.8
Life Sciences Tools & Services	0.8
Real Estate Management & Development	0.8
Communications Equipment	0.8
Metals & Mining	0.8
Multi-Utilities	0.7
Hotels, Restaurants & Leisure	0.7
Electric	0.6
Beverages	0.6
Specialty Retail	0.6
Small Business Loan	0.6

A238

AST ALLIANZGI WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.5
Multi-National	0.5
Construction & Engineering	0.5
Oil & Gas	0.5
Road & Rail	0.5
Auto Components	0.5
Diversified Financial Services	0.4
Multiline Retail	0.4
Consumer Finance	0.4
Tobacco	0.4
Household Durables	0.4
Commercial Services & Supplies	0.4
Paper & Forest Products	0.3
Professional Services	0.3
Credit Cards	0.3
Airlines	0.3
Electrical Equipment	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Miscellaneous Manufacturing	0.3
Pipelines	0.3
Household Products	0.3
Personal Products	0.2
Telecommunications	0.2
Semiconductors	0.2
Containers & Packaging	0.2
Equipment	0.2
Wireless Telecommunication Services	0.2
Auto Manufacturers	0.2
Building Products	0.2
Independent Power & Renewable Electricity Producers	0.2
Other	0.2
Thrifts & Mortgage Finance	0.2
Foods	0.1
Transportation Infrastructure	0.1

Agriculture	0.1%
Air Freight & Logistics	0.1
Transportation	0.1
Retail	0.1
Machinery-Construction & Mining	0.1
Construction Materials	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Collateralized Loan Obligations	0.1
Machinery-Diversified	0.1
Mining	0.1
Leisure Products	0.1
Computers	0.1
Building Materials	0.1
Cosmetics/Personal Care	0.0	*
Gas	0.0	*
Energy Equipment & Services	0.0	*
Internet	0.0	*
Gas Utilities	0.0	*
Iron/Steel	0.0	*
Real Estate Investment Trusts (REITs)	0.0	*
Healthcare-Products	0.0	*
Electronics	0.0	*
Forest Products & Paper	0.0	*
Home Furnishings	0.0	*
Oil & Gas Services	0.0	*
Marine	0.0	*
Water Utilities	0.0	*

	104.2
Liabilities in excess of other assets	(4.2)

	100.0%

* Less than +/- 0.05%

A239

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.4%

UNAFFILIATED FUNDS**
American Funds - Bond Fund of America (The) (Class R6)	8,000,830	$102,890,676
American Funds Insurance Series - Asset Allocation Fund	5,503,286	128,336,627
American Funds Insurance Series - Growth Fund	970,055	76,983,529
American Funds Insurance Series - Growth-Income Fund	2,012,154	102,660,078
American New Perspective Fund (Class R6)	2,391,337	102,660,078

TOTAL LONG-TERM INVESTMENTS (cost $501,563,166)		513,530,988

SHORT-TERM INVESTMENT — 0.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $767)(w)	767	767

Value

TOTAL INVESTMENTS — 100.4% (cost $501,563,933)	$ 513,531,755
Liabilities in excess of other assets — (0.4)%	(2,095,397)

NET ASSETS — 100.0%	$ 511,436,358

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

A240

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.5%

COMMON STOCKS — 92.5%

Brazil — 1.0%
Atacadao Distribuicao Comercio e Industria Ltd.	23,900	$122,633
Centrais Eletricas Brasileiras SA*	69,700	649,585
Cia de Saneamento Basico do Estado de Sao Paulo	34,800	370,189
Cielo SA	180,000	435,363
Cosan SA	8,600	93,087
Embraer SA, ADR	6,402	121,702
Natura Cosmeticos SA	5,400	62,022
Petrobras Distribuidora SA	34,100	201,533
Porto Seguro SA	4,600	63,172
Sul America SA, UTS	20,300	153,209
Vale SA, ADR	13,205	172,457

		2,444,952

Chile — 1.6%
Banco de Chile	6,573,208	967,766
Banco de Credito e Inversiones SA	2,207	141,091
Banco Santander Chile, ADR	23,946	712,394
Cia Cervecerias Unidas SA, ADR	6,548	192,904
Empresas CMPC SA	151,456	534,154
Empresas COPEC SA	41,865	531,531
Enel Americas SA, ADR	65,454	584,504
Enel Chile SA	889,881	93,237
Itau CorpBanca	10,418,624	91,861

		3,849,442

China — 37.6%
58.com, Inc., ADR*	2,792	183,379
Agricultural Bank of China Ltd. (Class A Stock)	496,100	275,630
Agricultural Bank of China Ltd. (Class H Stock)	188,000	86,800
Alibaba Group Holding Ltd., ADR*(a)	54,005	9,853,211
Alibaba Health Information Technology Ltd.*	384,000	445,535
ANTA Sports Products Ltd.	193,000	1,317,473
Autohome, Inc., ADR*(a)	2,630	276,466
Baidu, Inc., ADR*	11,282	1,859,838
Bank of China Ltd. (Class H Stock)	6,154,000	2,795,724
Bank of China Ltd. (Class A Stock)	451,800	253,414
Bank of Communications Co. Ltd. (Class A Stock)	71,400	66,347
Beijing Capital International Airport Co. Ltd. (Class H Stock)	774,000	737,791
Beijing Enterprises Holdings Ltd.	76,500	434,006
China CITIC Bank Corp. Ltd. (Class H Stock)	147,000	93,761
China Communications Construction Co. Ltd. (Class H Stock)	175,000	181,347
China Communications Services Corp. Ltd. (Class H Stock)	790,000	705,002
China Construction Bank Corp. (Class H Stock)	5,725,000	4,917,916
China Evergrande Group	129,000	430,342
China Longyuan Power Group Corp. Ltd. (Class H Stock)	1,274,000	888,075
China Medical System Holdings Ltd.	598,000	581,578

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
China Mobile Ltd.	651,500	$6,634,576
China National Building Material Co. Ltd. (Class H Stock)	214,000	169,744
China Overseas Land & Investment Ltd.	230,000	875,103
China Petroleum & Chemical Corp. (Class H Stock)	2,474,000	1,954,536
China Petroleum & Chemical Corp. (Class A Stock)	167,900	143,151
China Resources Cement Holdings Ltd.	598,000	619,258
China Resources Gas Group Ltd.	168,000	792,863
China Resources Land Ltd.	166,000	746,182
China Resources Pharmaceutical Group Ltd., 144A	421,500	599,395
China Resources Power Holdings Co. Ltd.	636,000	956,962
China Shenhua Energy Co. Ltd. (Class H Stock)	436,500	995,670
China Taiping Insurance Holdings Co. Ltd.	109,800	328,425
China Telecom Corp. Ltd. (Class H Stock)	2,744,000	1,524,658
China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	78,769
China Unicom Hong Kong Ltd.	826,000	1,048,827
China Vanke Co. Ltd. (Class H Stock)	157,500	663,032
China Yangtze Power Co. Ltd. (Class A Stock)	204,997	514,802
CITIC Ltd.	854,000	1,277,858
CNOOC Ltd.	1,377,000	2,578,128
Country Garden Holdings Co. Ltd.	429,000	674,090
CRRC Corp. Ltd. (Class H Stock)	105,000	99,041
CSPC Pharmaceutical Group Ltd.	806,000	1,505,860
Ctrip.com International Ltd., ADR*	16,487	720,317
ENN Energy Holdings Ltd.	185,100	1,790,317
Far East Horizon Ltd.	157,000	166,948
Guangdong Investment Ltd.	1,380,000	2,668,383
Haitian International Holdings Ltd.	125,000	285,521
Huaneng Renewables Corp. Ltd. (Class H Stock)	1,312,000	365,427
Huazhu Group Ltd., ADR(a)	6,249	263,333
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,054,000	1,506,353
Industrial & Commercial Bank of China Ltd. (Class A Stock)	168,800	139,902
JD.com, Inc., ADR*	23,952	722,153
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	7,291	70,950
Kingsoft Corp. Ltd.	356,000	911,080
Longfor Group Holdings Ltd.	42,500	151,051
MMG Ltd.*	160,000	65,578
Momo, Inc., ADR*	5,244	200,531
NetEase, Inc., ADR	3,179	767,570
New Oriental Education & Technology Group, Inc., ADR*	5,338	480,900
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	1,491,000	639,368
PetroChina Co. Ltd. (Class H Stock)	2,114,000	1,372,131
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,350,000	1,535,447
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	7,000	78,843

A241

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	680,000	$651,499
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	143,600	314,608
Shimao Property Holdings Ltd.	41,000	128,769
SINA Corp.*	2,518	149,166
Sinopec Engineering Group Co. Ltd. (Class H Stock)	305,000	298,393
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	706,000	337,126
Sinopharm Group Co. Ltd. (Class H Stock)	242,000	1,010,178
Sinotruk Hong Kong Ltd.	310,000	662,196
Sunac China Holdings Ltd.	103,000	515,696
TAL Education Group, ADR*	10,080	363,686
Tencent Holdings Ltd.	332,800	15,366,737
Tingyi Cayman Islands Holding Corp.	262,000	432,796
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	81,000	109,085
Uni-President China Holdings Ltd.	980,000	963,382
Vipshop Holdings Ltd., ADS*	13,092	105,129
Weibo Corp., ADR*	2,385	147,846
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	115,200	166,771
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	82,000	81,681
Yum China Holdings, Inc.	12,172	546,645
YY, Inc., ADR*	2,101	176,505
Zijin Mining Group Co. Ltd. (Class H Stock)	712,000	295,225

		88,889,787

Hong Kong — 0.8%
Haier Electronics Group Co. Ltd.	91,000	265,475
Kingboard Laminates Holdings Ltd.	198,500	209,567
Sino Biopharmaceutical Ltd.	1,214,000	1,114,873
SSY Group Ltd.	268,000	250,186
Sun Art Retail Group Ltd.	114,500	111,803

		1,951,904

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	33,931	388,872
OTP Bank Nyrt	8,255	363,382

		752,254

India — 2.7%
Aurobindo Pharma Ltd.	10,150	115,008
Coal India Ltd.	117,238	401,998
Divi’s Laboratories Ltd.	7,553	185,772
Dr. Reddy’s Laboratories Ltd., ADR(a)	7,297	295,529
GAIL India Ltd.	12,674	63,728
Hindustan Unilever Ltd.	14,362	354,328
Indiabulls Housing Finance Ltd.	47,806	593,844
Indian Oil Corp. Ltd.	37,240	87,629
Infosys Ltd., ADR(a)	228,319	2,495,527
Sun Pharmaceutical Industries Ltd.	9,808	67,869
Tata Consultancy Services Ltd.	38,060	1,101,821
Vedanta Ltd., ADR	9,291	98,113
Wipro Ltd., ADR(a)	109,106	434,242

		6,295,408

	Shares	Value

COMMON STOCKS (Continued)
Indonesia — 1.9%
Adaro Energy Tbk PT	4,194,200	$397,464
Astra International Tbk PT	213,900	110,063
Bank Central Asia Tbk PT	272,100	530,299
Bank Mandiri Persero Tbk PT	431,400	226,297
Bank Negara Indonesia Persero Tbk PT	1,679,500	1,109,625
Bank Rakyat Indonesia Persero Tbk PT	2,322,000	673,351
Indah Kiat Pulp & Paper Corp. Tbk PT	215,600	130,435
Perusahaan Gas Negara Persero Tbk	414,600	68,621
Unilever Indonesia Tbk PT	18,800	65,040
United Tractors Tbk PT	602,400	1,146,718

		4,457,913

Malaysia — 5.8%
AirAsia Group Bhd	1,148,702	749,849
AMMB Holdings Bhd	111,800	124,951
Dialog Group Bhd	527,400	410,378
DiGi.Com Bhd	192,600	215,023
Fraser & Neave Holdings Bhd	20,100	171,369
Genting Bhd	436,500	710,976
Genting Malaysia Bhd	146,800	115,139
Hartalega Holdings Bhd	798,500	906,777
Hong Leong Bank Bhd	150,200	746,320
IHH Healthcare Bhd	276,800	391,663
Kuala Lumpur Kepong Bhd	16,700	101,308
Malayan Banking Bhd	562,300	1,276,108
Malaysia Airports Holdings Bhd	293,600	520,415
MISC Bhd	95,700	156,776
Nestle Malaysia Bhd	6,900	247,922
Petronas Chemicals Group Bhd	1,309,400	2,938,859
Petronas Dagangan Bhd	53,800	329,361
Petronas Gas Bhd	91,500	395,237
PPB Group Bhd	58,400	262,153
Public Bank Bhd	307,600	1,744,777
RHB Bank Bhd	279,300	390,631
Sime Darby Bhd	666,000	364,298
Tenaga Nasional Bhd	24,600	76,362
Top Glove Corp. Bhd	360,000	407,836

		13,754,488

Mexico — 0.5%
Alfa SAB de CV (Class A Stock)	511,625	542,458
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	18,094	122,496
Fibra Uno Administracion SA de CV, REIT	178,600	246,135
Mexichem SAB de CV	124,000	296,421

		1,207,510

Peru — 0.4%
Credicorp Ltd.	3,004	720,810
Southern Copper Corp.	6,044	239,826

		960,636

Philippines — 0.5%
Ayala Corp.	7,115	127,359
Ayala Land, Inc.	186,400	159,344
BDO Unibank, Inc.	27,460	69,993
International Container Terminal Services, Inc.	149,940	372,682
Metro Pacific Investments Corp.	1,532,000	141,911

A242

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Philippines (cont’d.)
SM Prime Holdings, Inc.	222,500	$168,872

		1,040,161

Poland — 0.9%
Grupa Lotos SA	7,085	154,107
Jastrzebska Spolka Weglowa SA*	29,522	469,653
LPP SA	40	86,741
PGE Polska Grupa Energetyczna SA*	154,706	400,851
Polski Koncern Naftowy ORLEN SA	9,372	238,897
Polskie Gornictwo Naftowe i Gazownictwo SA	211,831	345,365
Powszechny Zaklad Ubezpieczen SA	39,282	414,686

		2,110,300

Qatar — 0.4%
Industries Qatar QSC	3,297	112,337
Qatar Islamic Bank SAQ	626	26,078
Qatar National Bank QPSC	17,020	843,518

		981,933

Romania — 0.1%
NEPI Rockcastle PLC	16,618	139,828

Russia — 2.8%
Gazprom PJSC, ADR	218,735	990,815
LUKOIL PJSC, ADR	19,782	1,778,360
MMC Norilsk Nickel PJSC, ADR	26,080	551,863
Mobile TeleSystems PJSC, ADR(a)	140,076	1,058,975
Novatek PJSC, GDR	3,280	562,648
Novolipetsk Steel PJSC, GDR	9,463	243,232
Rosneft Oil Co. PJSC, GDR	39,709	249,784
Severstal PJSC, GDR	60,828	953,173
Surgutneftegas PJSC, ADR	53,495	198,636
Tatneft PJSC, ADR	1,697	117,942

		6,705,428

South Africa — 0.5%
Growthpoint Properties Ltd., REIT	422,250	715,422
Redefine Properties Ltd., REIT	195,025	131,195
Remgro Ltd.	20,354	261,997

		1,108,614

South Korea — 17.3%
Amorepacific Corp.	1,642	273,580
BNK Financial Group, Inc.	50,308	295,907
Celltrion, Inc.*	422	67,524
Cheil Worldwide, Inc.	9,373	200,012
CJ Corp.	2,140	234,551
Coway Co. Ltd.	3,275	272,355
Daelim Industrial Co. Ltd.	17,256	1,468,247
Daewoo Engineering & Construction Co. Ltd.*	34,535	155,007
DB Insurance Co. Ltd.	4,580	276,964
DGB Financial Group, Inc.	34,431	248,006
Doosan Bobcat, Inc.	16,425	447,470
GS Engineering & Construction Corp.	18,947	713,068
Hana Financial Group, Inc.	41,813	1,340,589
Hankook Tire Co. Ltd.	8,357	275,552
Hanmi Science Co. Ltd.	1,841	125,695
Hanwha Corp.	6,982	186,943
Hanwha Life Insurance Co. Ltd.	50,801	178,942

	Shares	Value

COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Department Store Co. Ltd.	7,743	$688,680
Hyundai Engineering & Construction Co. Ltd.	27,465	1,293,485
Hyundai Glovis Co. Ltd.	1,299	147,083
Hyundai Heavy Industries Holdings Co. Ltd.	732	214,648
Hyundai Marine & Fire Insurance Co. Ltd.	24,032	801,074
Kangwon Land, Inc.	11,586	326,335
KCC Corp.	1,338	375,155
Kia Motors Corp.	26,474	822,446
Korea Electric Power Corp.*	35,497	934,802
Korea Gas Corp.	9,252	368,236
Korea Investment Holdings Co. Ltd.	14,815	810,262
Korea Zinc Co. Ltd.	1,843	753,803
KT Corp., ADR*	53,170	661,435
KT&G Corp.	13,673	1,244,616
Kumho Petrochemical Co. Ltd.	12,545	1,052,551
LG Corp.	10,989	749,940
LG Electronics, Inc.	9,299	616,620
Lotte Shopping Co. Ltd.	652	102,370
Medy-Tox, Inc.	1,606	828,943
NCSoft Corp.	2,032	887,840
POSCO	11,042	2,459,296
Posco International Corp.	25,643	401,523
S-1 Corp.	1,845	162,900
Samsung Card Co. Ltd.	2,420	73,121
Samsung Electronics Co. Ltd.	293,309	11,553,232
Samsung Engineering Co. Ltd.*	11,560	164,138
Samsung Fire & Marine Insurance Co. Ltd.	3,077	815,488
Samsung Life Insurance Co. Ltd.	8,874	657,012
Samsung SDS Co. Ltd.	5,967	1,235,692
Samsung Securities Co. Ltd.	11,019	323,722
SK Hynix, Inc.	8,561	560,737
SK Innovation Co. Ltd.	1,926	304,498
SK Telecom Co. Ltd.	4,639	1,026,046
Woori Financial Group, Inc.	13,489	163,173
Yuhan Corp.	3,042	643,439

		40,984,753

Taiwan — 13.5%
Acer, Inc.	307,000	197,333
Asia Cement Corp.	111,000	144,622
Asustek Computer, Inc.	48,000	347,286
Catcher Technology Co. Ltd.	85,000	655,618
Cathay Financial Holding Co. Ltd.	188,000	274,529
Chailease Holding Co. Ltd.	57,000	233,578
Chang Hwa Commercial Bank Ltd.	305,000	182,450
China Airlines Ltd.	898,000	287,701
China Development Financial Holding Corp.	1,513,000	506,011
China Life Insurance Co. Ltd.	816,301	693,398
CTBC Financial Holding Co. Ltd.	1,846,236	1,226,314
Delta Electronics, Inc.	253,000	1,309,676
E.Sun Financial Holding Co. Ltd.	2,371,575	1,829,966
Eva Airways Corp.	277,200	135,909
Far Eastern New Century Corp.	337,000	333,477
Feng TAY Enterprise Co. Ltd.	18,000	127,771
First Financial Holding Co. Ltd.	1,943,032	1,330,309
Formosa Chemicals & Fibre Corp.	276,000	1,002,998
Formosa Plastics Corp.	117,000	416,010
Globalwafers Co. Ltd.	57,000	564,455

A243

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Taiwan (cont’d.)
Hua Nan Financial Holdings Co. Ltd.	488,454	$307,376
Inventec Corp.	256,000	195,046
Largan Precision Co. Ltd.	2,000	300,207
Lite-On Technology Corp.	137,000	199,496
Mega Financial Holding Co. Ltd.	282,000	256,710
Nanya Technology Corp.	232,000	464,566
Nien Made Enterprise Co. Ltd.	7,000	61,889
Novatek Microelectronics Corp.	38,000	244,471
Phison Electronics Corp.	14,000	137,525
President Chain Store Corp.	191,000	1,883,476
Realtek Semiconductor Corp.	31,000	183,685
Ruentex Industries Ltd.	31,000	81,529
Shin Kong Financial Holding Co. Ltd.	752,909	222,018
SinoPac Financial Holdings Co. Ltd.	867,000	320,817
Synnex Technology International Corp.	222,000	266,774
Taishin Financial Holding Co. Ltd.	161,777	73,839
Taiwan Business Bank	2,086,000	814,146
Taiwan Cement Corp.	128,000	171,778
Taiwan Cooperative Financial Holding Co. Ltd.	689,780	436,394
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	225,162	9,222,635
Uni-President Enterprises Corp.	749,000	1,820,026
Walsin Technology Corp.	186,000	1,216,787
Yuanta Financial Holding Co. Ltd.	336,000	191,436
Zhen Ding Technology Holding Ltd.	304,000	947,333

		31,819,370

Thailand — 3.5%
Bangkok Bank PCL, NVDR	112,700	735,660
Bangkok Dusit Medical Services PCL, NVDR	1,630,000	1,276,008
Bumrungrad Hospital PCL, NVDR	173,200	980,071
Electricity Generating PCL, NVDR	41,600	382,848
Home Product Center PCL, NVDR	738,800	356,294
Kasikornbank PCL, NVDR	16,200	96,060
Krung Thai Bank PCL, NVDR	512,900	311,005
PTT Exploration & Production PCL, NVDR	237,600	941,512
PTT Global Chemical PCL, NVDR	418,200	889,150
PTT PCL, NVDR	981,600	1,488,974
Robinson PCL, NVDR	77,400	143,534
Siam Commercial Bank PCL (The), NVDR	18,300	76,328
Thai Oil PCL, NVDR	284,100	622,603
Thai Union Group PCL, NVDR	111,500	67,834

		8,367,881

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	85,742	221,303
Emaar Properties PJSC	109,767	140,166
Emirates Telecommunications Group Co. PJSC	43,092	195,886
First Abu Dhabi Bank PJSC	110,453	459,615

		1,016,970

TOTAL COMMON STOCKS (cost $216,947,258)		218,839,532

	Shares	Value

PREFERRED STOCK — 0.0%
Brazil
Braskem SA (PRFC A) (cost $129,676)	9,000	$116,197

	Units

RIGHTS* — 0.0%
Hong Kong
Xinjiang Goldwind Science & Technology Co., Ltd., expiring 04/23/19	21,888	8,795

Taiwan
CTBC Financial Holding Co., Ltd., expiring 04/01/19	12,413	1,651

TOTAL RIGHTS (cost $0)		10,446

TOTAL LONG-TERM INVESTMENTS (cost $217,076,934)		218,966,175

	Shares

SHORT-TERM INVESTMENTS — 12.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	16,188,172	16,188,172
PGIM Institutional Money Market Fund (cost $12,588,035; includes $12,565,367 of cash collateral for securities on loan)(b)(w)	12,584,264	12,586,781

TOTAL SHORT-TERM INVESTMENTS (cost $28,776,207)		28,774,953

TOTAL INVESTMENTS — 104.7% (cost $245,853,141)		247,741,128
Liabilities in excess of other assets(z) — (4.7)%		(11,163,373)

NET ASSETS — 100.0%		$236,577,755

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,446,464; cash collateral of $12,565,367 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A244

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
294	Mini MSCI Emerging Markets Index	Jun. 2019	$15,543,780	$308,737

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/19/19	Citibank, N.A.	BRL	5,300	$1,405,459	$1,345,424	$—	$ (60,035)
Expiring 06/19/19	Citibank, N.A.	BRL	4,000	1,056,349	1,015,415	—	(40,934)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	628,633	621,039	—	(7,594)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	644,787	621,039	—	(23,748)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	647,312	621,039	—	(26,273)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	649,547	621,039	—	(28,508)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	650,947	621,039	—	(29,908)
Expiring 06/19/19	Citibank, N.A.	BRL	2,446	652,075	621,039	—	(31,036)
Expiring 06/19/19	Citibank, N.A.	BRL	2,429	636,171	616,696	—	(19,475)
Expiring 06/19/19	Citibank, N.A.	BRL	1,100	293,630	279,239	—	(14,391)
Expiring 06/19/19	Citibank, N.A.	BRL	900	238,994	228,469	—	(10,525)
Expiring 06/19/19	Citibank, N.A.	BRL	700	184,783	177,698	—	(7,085)
Expiring 06/19/19	Citibank, N.A.	BRL	448	117,716	113,727	—	(3,989)
Expiring 06/19/19	Citibank, N.A.	BRL	190	48,763	48,233	—	(530)
Chilean Peso,
Expiring 06/19/19	Citibank, N.A.	CLP	17,214	25,929	25,295	—	(634)
Chinese Renminbi,
Expiring 06/19/19	Citibank, N.A.	CNH	6,800	1,011,548	1,011,219	—	(329)
Expiring 06/19/19	Citibank, N.A.	CNH	4,900	726,909	728,672	1,763	—
Expiring 06/19/19	Citibank, N.A.	CNH	4,000	597,599	594,835	—	(2,764)
Expiring 06/19/19	Citibank, N.A.	CNH	3,900	580,785	579,964	—	(821)
Expiring 06/19/19	Citibank, N.A.	CNH	3,055	454,719	454,304	—	(415)
Expiring 06/19/19	Citibank, N.A.	CNH	1,400	208,359	208,192	—	(167)
Expiring 06/19/19	Citibank, N.A.	CNH	1,100	164,232	163,579	—	(653)
Expiring 06/19/19	Citibank, N.A.	CNH	900	133,959	133,837	—	(122)
Expiring 06/19/19	Citibank, N.A.	CNH	800	118,816	118,967	151	—
Expiring 06/19/19	Citibank, N.A.	CNH	800	119,007	118,967	—	(40)
Expiring 06/19/19	Citibank, N.A.	CNH	700	104,229	104,096	—	(133)
Expiring 06/19/19	Citibank, N.A.	CNH	400	59,431	59,483	52	—
Expiring 06/19/19	Citibank, N.A.	CNH	400	59,640	59,484	—	(156)
Expiring 06/19/19	Citibank, N.A.	CNH	300	44,623	44,613	—	(10)
Colombian Peso,
Expiring 06/19/19	Citibank, N.A.	COP	3,400,000	1,100,862	1,061,819	—	(39,043)
Expiring 06/19/19	Citibank, N.A.	COP	1,900,000	598,766	593,370	—	(5,396)
Expiring 06/19/19	Citibank, N.A.	COP	1,100,000	343,695	343,530	—	(165)
Expiring 06/19/19	Citibank, N.A.	COP	900,000	291,637	281,070	—	(10,567)
Expiring 06/19/19	Citibank, N.A.	COP	200,000	64,185	62,460	—	(1,725)
Expiring 06/19/19	Citibank, N.A.	COP	14,665	4,719	4,580	—	(139)
Czech Koruna,
Expiring 06/19/19	Citibank, N.A.	CZK	44,000	1,952,223	1,916,556	—	(35,667)
Expiring 06/19/19	Citibank, N.A.	CZK	11,000	484,180	479,139	—	(5,041)
Expiring 06/19/19	Citibank, N.A.	CZK	9,000	399,859	392,022	—	(7,837)
Expiring 06/19/19	Citibank, N.A.	CZK	7,900	350,925	344,108	—	(6,817)

A245

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 06/19/19	Citibank, N.A.	CZK	4,000	$176,521	$174,233	$—	$(2,288)
Expiring 06/19/19	Citibank, N.A.	CZK	76	3,379	3,310	—	(69)
Euro,
Expiring 06/19/19	Citibank, N.A.	EUR	80	91,912	90,371	—	(1,541)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,281	27,247	—	(34)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,490	27,247	—	(243)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,524	27,247	—	(277)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,557	27,247	—	(310)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,562	27,247	—	(315)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,600	27,247	—	(353)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,600	27,247	—	(353)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,607	27,247	—	(360)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,640	27,247	—	(393)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,650	27,247	—	(403)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,659	27,247	—	(412)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,693	27,247	—	(446)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,724	27,247	—	(477)
Expiring 06/19/19	Citibank, N.A.	EUR	24	27,726	27,247	—	(479)
Expiring 06/19/19	Citibank, N.A.	EUR	22	25,300	25,214	—	(86)
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,288	11,296	8	—
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,416	11,296	—	(120)
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,441	11,296	—	(145)
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,442	11,296	—	(146)
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,455	11,296	—	(159)
Hungarian Forint,
Expiring 06/19/19	Citibank, N.A.	HUF	180,000	649,800	632,436	—	(17,364)
Expiring 06/19/19	Citibank, N.A.	HUF	170,000	611,842	597,301	—	(14,541)
Expiring 06/19/19	Citibank, N.A.	HUF	150,000	538,885	527,030	—	(11,855)
Expiring 06/19/19	Citibank, N.A.	HUF	120,000	431,247	421,624	—	(9,623)
Expiring 06/19/19	Citibank, N.A.	HUF	45,897	165,315	161,259	—	(4,056)
Expiring 06/19/19	Citibank, N.A.	HUF	45,897	165,391	161,259	—	(4,132)
Expiring 06/19/19	Citibank, N.A.	HUF	45,897	166,436	161,260	—	(5,176)
Expiring 06/19/19	Citibank, N.A.	HUF	45,897	166,509	161,260	—	(5,249)
Expiring 06/19/19	Citibank, N.A.	HUF	40,000	144,605	140,541	—	(4,064)
Expiring 06/19/19	Citibank, N.A.	HUF	1,280	4,669	4,498	—	(171)
Indian Rupee,
Expiring 06/19/19	Citibank, N.A.	INR	201,000	2,874,675	2,870,841	—	(3,834)
Expiring 06/19/19	Citibank, N.A.	INR	169,000	2,424,313	2,413,791	—	(10,522)
Expiring 06/19/19	Citibank, N.A.	INR	166,000	2,354,936	2,370,942	16,006	—
Expiring 06/19/19	Citibank, N.A.	INR	164,000	2,330,403	2,342,376	11,973	—
Expiring 06/19/19	Citibank, N.A.	INR	157,000	2,228,224	2,242,397	14,173	—
Expiring 06/19/19	Citibank, N.A.	INR	151,000	2,132,200	2,156,702	24,502	—
Expiring 06/19/19	Citibank, N.A.	INR	147,536	2,076,886	2,107,232	30,346	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,010,173	2,088,417	78,244	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,024,635	2,088,417	63,782	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,024,912	2,088,417	63,505	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,026,397	2,088,416	62,019	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,028,561	2,088,417	59,856	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,029,210	2,088,417	59,207	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,033,936	2,088,417	54,481	—
Expiring 06/19/19	Citibank, N.A.	INR	146,219	2,043,287	2,088,416	45,129	—
Expiring 06/19/19	Citibank, N.A.	INR	142,000	1,984,634	2,028,157	43,523	—

A246

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Citibank, N.A.	INR	115,000	$1,649,249	$1,642,521	$—	$(6,728)
Expiring 06/19/19	Citibank, N.A.	INR	105,000	1,504,397	1,499,693	—	(4,704)
Expiring 06/19/19	Citibank, N.A.	INR	94,000	1,356,771	1,342,583	—	(14,188)
Expiring 06/19/19	Citibank, N.A.	INR	75,000	1,081,241	1,071,209	—	(10,032)
Expiring 06/19/19	Citibank, N.A.	INR	70,000	999,879	999,795	—	(84)
Expiring 06/19/19	Citibank, N.A.	INR	53,000	760,867	756,988	—	(3,879)
Expiring 06/19/19	Citibank, N.A.	INR	34,000	479,601	485,615	6,014	—
Expiring 06/19/19	Citibank, N.A.	INR	6,810	98,264	97,266	—	(998)
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	897,383	62,421	62,362	—	(59)
Expiring 06/19/19	Citibank, N.A.	IDR	897,383	62,453	62,362	—	(91)
Expiring 06/19/19	Citibank, N.A.	IDR	897,383	62,947	62,362	—	(585)
Expiring 06/19/19	Citibank, N.A.	IDR	897,383	62,973	62,362	—	(611)
Expiring 06/19/19	Citibank, N.A.	IDR	897,383	63,282	62,362	—	(920)
Expiring 06/19/19	Citibank, N.A.	IDR	687,862	47,868	47,802	—	(66)
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	108,700	5,566,408	5,526,292	—	(40,116)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,225,839	2,243,316	17,477	—
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,232,877	2,243,316	10,439	—
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,238,099	2,243,316	5,217	—
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,248,071	2,243,317	—	(4,754)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,248,520	2,243,316	—	(5,204)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,250,891	2,243,317	—	(7,574)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,257,018	2,243,317	—	(13,701)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,257,460	2,243,316	—	(14,144)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,261,161	2,243,316	—	(17,845)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,261,298	2,243,317	—	(17,981)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,261,814	2,243,317	—	(18,497)
Expiring 06/19/19	Citibank, N.A.	MXN	44,125	2,273,927	2,243,316	—	(30,611)
Expiring 06/19/19	Citibank, N.A.	MXN	43,552	2,224,229	2,214,182	—	(10,047)
Expiring 06/19/19	Citibank, N.A.	MXN	32,300	1,648,058	1,642,127	—	(5,931)
Expiring 06/19/19	Citibank, N.A.	MXN	26,600	1,354,729	1,352,340	—	(2,389)
Expiring 06/19/19	Citibank, N.A.	MXN	26,200	1,324,140	1,332,004	7,864	—
Expiring 06/19/19	Citibank, N.A.	MXN	15,200	789,443	772,766	—	(16,677)
Expiring 06/19/19	Citibank, N.A.	MXN	8,300	425,741	421,970	—	(3,771)
Expiring 06/19/19	Citibank, N.A.	MXN	6,300	327,352	320,291	—	(7,061)
Expiring 06/19/19	Citibank, N.A.	MXN	3,900	202,084	198,276	—	(3,808)
Expiring 06/19/19	Citibank, N.A.	MXN	3,600	182,812	183,024	212	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,800	91,851	91,512	—	(339)
Expiring 06/19/19	Citibank, N.A.	MXN	1,242	64,455	63,143	—	(1,312)
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	5,973	195,046	194,805	—	(241)
Expiring 06/19/19	Citibank, N.A.	TWD	145	4,733	4,729	—	(4)
Peruvian Nuevo Sol,
Expiring 06/19/19	Citibank, N.A.	PEN	600	180,959	180,194	—	(765)
Expiring 06/19/19	Citibank, N.A.	PEN	100	30,125	30,032	—	(93)
Expiring 06/19/19	Citibank, N.A.	PEN	100	30,239	30,032	—	(207)
Expiring 06/19/19	Citibank, N.A.	PEN	20	6,032	6,006	—	(26)
Philippine Peso,
Expiring 06/19/19	Citibank, N.A.	PHP	83,000	1,556,791	1,569,384	12,593	—
Expiring 06/19/19	Citibank, N.A.	PHP	42,000	804,909	794,146	—	(10,763)
Expiring 06/19/19	Citibank, N.A.	PHP	37,000	702,134	699,605	—	(2,529)

A247

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	Citibank, N.A.	PHP	34,000	$647,363	$642,880	$—	$(4,483)
Expiring 06/19/19	Citibank, N.A.	PHP	34,000	647,424	642,880	—	(4,544)
Expiring 06/19/19	Citibank, N.A.	PHP	24,000	453,560	453,798	238	—
Expiring 06/19/19	Citibank, N.A.	PHP	23,000	438,723	434,890	—	(3,833)
Expiring 06/19/19	Citibank, N.A.	PHP	22,000	420,263	415,981	—	(4,282)
Expiring 06/19/19	Citibank, N.A.	PHP	16,000	304,218	302,531	—	(1,687)
Expiring 06/19/19	Citibank, N.A.	PHP	6,000	113,277	113,450	173	—
Expiring 06/19/19	Citibank, N.A.	PHP	6,000	113,622	113,450	—	(172)
Expiring 06/19/19	Citibank, N.A.	PHP	5,961	113,352	112,703	—	(649)
Expiring 06/19/19	Citibank, N.A.	PHP	5,961	113,519	112,702	—	(817)
Expiring 06/19/19	Citibank, N.A.	PHP	5,961	113,822	112,703	—	(1,119)
Expiring 06/19/19	Citibank, N.A.	PHP	5,961	114,446	112,702	—	(1,744)
Expiring 06/19/19	Citibank, N.A.	PHP	1,038	19,502	19,627	125	—
Expiring 06/19/19	Citibank, N.A.	PHP	1,000	19,033	18,908	—	(125)
Polish Zloty,
Expiring 06/19/19	Citibank, N.A.	PLN	5,500	1,454,731	1,436,271	—	(18,460)
Expiring 06/19/19	Citibank, N.A.	PLN	4,900	1,292,966	1,279,587	—	(13,379)
Expiring 06/19/19	Citibank, N.A.	PLN	3,500	920,225	913,991	—	(6,234)
Expiring 06/19/19	Citibank, N.A.	PLN	3,000	787,094	783,421	—	(3,673)
Expiring 06/19/19	Citibank, N.A.	PLN	2,376	624,125	620,344	—	(3,781)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	615,002	614,805	—	(197)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	617,612	614,806	—	(2,806)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	617,697	614,805	—	(2,892)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	619,978	614,805	—	(5,173)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	620,755	614,805	—	(5,950)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	622,762	614,806	—	(7,956)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	623,710	614,805	—	(8,905)
Expiring 06/19/19	Citibank, N.A.	PLN	2,354	625,438	614,805	—	(10,633)
Expiring 06/19/19	Citibank, N.A.	PLN	2,000	525,438	522,281	—	(3,157)
Expiring 06/19/19	Citibank, N.A.	PLN	1,000	262,646	261,140	—	(1,506)
Expiring 06/19/19	Citibank, N.A.	PLN	400	105,367	104,456	—	(911)
Expiring 06/19/19	Citibank, N.A.	PLN	84	22,298	21,936	—	(362)
Expiring 06/19/19	Citibank, N.A.	PLN	8	2,124	2,089	—	(35)
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	191,592	2,847,450	2,885,181	37,731	—
Expiring 06/19/19	Citibank, N.A.	RUB	191,592	2,870,522	2,885,181	14,659	—
Expiring 06/19/19	Citibank, N.A.	RUB	191,592	2,872,674	2,885,181	12,507	—
Expiring 06/19/19	Citibank, N.A.	RUB	191,592	2,874,613	2,885,181	10,568	—
Expiring 06/19/19	Citibank, N.A.	RUB	65,000	972,837	978,833	5,996	—
Expiring 06/19/19	Citibank, N.A.	RUB	5,279	81,169	79,496	—	(1,673)
Singapore Dollar,
Expiring 06/19/19	Citibank, N.A.	SGD	1,653	1,224,463	1,221,240	—	(3,223)
Expiring 06/19/19	Citibank, N.A.	SGD	1,653	1,224,780	1,221,240	—	(3,540)
Expiring 06/19/19	Citibank, N.A.	SGD	1,653	1,226,823	1,221,239	—	(5,584)
Expiring 06/19/19	Citibank, N.A.	SGD	1,653	1,227,635	1,221,240	—	(6,395)
Expiring 06/19/19	Citibank, N.A.	SGD	1,210	898,310	894,221	—	(4,089)
Expiring 06/19/19	Citibank, N.A.	SGD	110	81,572	81,292	—	(280)
South African Rand,
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	1,413,156	1,391,645	—	(21,511)
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	1,414,832	1,391,645	—	(23,187)
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	1,416,235	1,391,645	—	(24,590)
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	1,439,015	1,391,646	—	(47,369)

A248

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	$1,441,101	$1,391,645	$—	$(49,456)
Expiring 06/19/19	Citibank, N.A.	ZAR	20,281	1,442,498	1,391,645	—	(50,853)
Expiring 06/19/19	Citibank, N.A.	ZAR	20,139	1,399,529	1,381,913	—	(17,616)
Expiring 06/19/19	Citibank, N.A.	ZAR	1,311	90,327	89,959	—	(368)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	4,283,465	3,792,873	3,783,334	—	(9,539)
Expiring 06/19/19	Citibank, N.A.	KRW	900,000	797,169	794,918	—	(2,251)
Expiring 06/19/19	Citibank, N.A.	KRW	420,000	374,466	370,961	—	(3,505)
Expiring 06/19/19	Citibank, N.A.	KRW	390,000	344,579	344,464	—	(115)
Expiring 06/19/19	Citibank, N.A.	KRW	370,565	328,913	327,298	—	(1,615)
Expiring 06/19/19	Citibank, N.A.	KRW	210,000	187,601	185,480	—	(2,121)
Thai Baht,
Expiring 06/19/19	Citibank, N.A.	THB	21,000	668,173	663,158	—	(5,015)
Expiring 06/19/19	Citibank, N.A.	THB	2,000	62,977	63,158	181	—
Expiring 06/19/19	Citibank, N.A.	THB	2,000	63,272	63,158	—	(114)
Expiring 06/19/19	Citibank, N.A.	THB	2,000	63,293	63,158	—	(135)
Expiring 06/19/19	Citibank, N.A.	THB	2,000	63,307	63,158	—	(149)
Expiring 06/19/19	Citibank, N.A.	THB	1,832	57,989	57,852	—	(137)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,401	31,579	178	—
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,428	31,579	151	—
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,625	31,579	—	(46)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,880	31,579	—	(301)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	32,020	31,579	—	(441)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	32,245	31,579	—	(666)

				$159,336,852	$158,900,543	771,043	(1,207,352)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 06/19/19	Citibank, N.A.	BRL	8,484	$2,214,209	$2,153,694	$60,515	$—
Expiring 06/19/19	Citibank, N.A.	BRL	8,300	2,097,354	2,106,986	—	(9,632)
Expiring 06/19/19	Citibank, N.A.	BRL	6,300	1,637,308	1,599,278	38,030	—
Expiring 06/19/19	Citibank, N.A.	BRL	6,200	1,592,891	1,573,893	18,998	—
Expiring 06/19/19	Citibank, N.A.	BRL	4,200	1,072,212	1,066,185	6,027	—
Expiring 06/19/19	Citibank, N.A.	BRL	1,300	337,904	330,010	7,894	—
Expiring 06/19/19	Citibank, N.A.	BRL	1,200	309,905	304,624	5,281	—
Expiring 06/19/19	Citibank, N.A.	BRL	1,200	308,762	304,625	4,137	—
Expiring 06/19/19	Citibank, N.A.	BRL	735	195,676	186,583	9,093	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	163,086	154,969	8,117	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	162,678	154,969	7,709	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	162,347	154,969	7,378	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	161,201	154,970	6,231	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	160,758	154,970	5,788	—
Expiring 06/19/19	Citibank, N.A.	BRL	611	157,019	154,970	2,049	—
Expiring 06/19/19	Citibank, N.A.	BRL	606	157,947	153,886	4,061	—
Expiring 06/19/19	Citibank, N.A.	BRL	46	12,085	11,677	408	—
Chilean Peso,
Expiring 06/19/19	Citibank, N.A.	CLP	1,320,000	1,982,689	1,939,644	43,045	—
Expiring 06/19/19	Citibank, N.A.	CLP	1,170,000	1,757,328	1,719,230	38,098	—
Expiring 06/19/19	Citibank, N.A.	CLP	940,000	1,415,235	1,381,262	33,973	—

A249

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/19/19	Citibank, N.A.	CLP	710,000	$1,058,154	$1,043,293	$14,861	$—
Expiring 06/19/19	Citibank, N.A.	CLP	670,000	999,791	984,516	15,275	—
Expiring 06/19/19	Citibank, N.A.	CLP	580,000	858,269	852,268	6,001	—
Expiring 06/19/19	Citibank, N.A.	CLP	480,387	718,155	705,893	12,262	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	706,793	673,438	33,355	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	705,321	673,438	31,883	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	703,365	673,438	29,927	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	702,740	673,438	29,302	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	700,209	673,439	26,770	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	698,237	673,438	24,799	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	696,973	673,438	23,535	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	696,258	673,438	22,820	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	695,593	673,439	22,154	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	694,239	673,438	20,801	—
Expiring 06/19/19	Citibank, N.A.	CLP	458,300	681,723	673,438	8,285	—
Expiring 06/19/19	Citibank, N.A.	CLP	430,000	646,616	631,854	14,762	—
Expiring 06/19/19	Citibank, N.A.	CLP	313,585	470,190	460,790	9,400	—
Expiring 06/19/19	Citibank, N.A.	CLP	220,000	328,897	323,274	5,623	—
Expiring 06/19/19	Citibank, N.A.	CLP	90,000	136,157	132,249	3,908	—
Expiring 06/19/19	Citibank, N.A.	CLP	22,167	34,045	32,573	1,472	—
Expiring 06/19/19	Citibank, N.A.	CLP	4,209	6,328	6,185	143	—
Chinese Renminbi,
Expiring 06/19/19	Citibank, N.A.	CNH	34,400	5,150,046	5,115,576	34,470	—
Expiring 06/19/19	Citibank, N.A.	CNH	18,350	2,746,552	2,728,862	17,690	—
Expiring 06/19/19	Citibank, N.A.	CNH	18,350	2,745,856	2,728,863	16,993	—
Expiring 06/19/19	Citibank, N.A.	CNH	18,350	2,737,638	2,728,862	8,776	—
Expiring 06/19/19	Citibank, N.A.	CNH	18,350	2,736,950	2,728,863	8,087	—
Expiring 06/19/19	Citibank, N.A.	CNH	18,350	2,709,150	2,728,862	—	(19,712)
Expiring 06/19/19	Citibank, N.A.	CNH	7,065	1,057,697	1,050,627	7,070	—
Expiring 06/19/19	Citibank, N.A.	CNH	6,423	955,984	955,155	829	—
Expiring 06/19/19	Citibank, N.A.	CNH	2,900	431,622	431,255	367	—
Expiring 06/19/19	Citibank, N.A.	CNH	2,200	327,532	327,159	373	—
Expiring 06/19/19	Citibank, N.A.	CNH	1,400	208,230	208,192	38	—
Expiring 06/19/19	Citibank, N.A.	CNH	1,103	163,625	164,025	—	(400)
Expiring 06/19/19	Citibank, N.A.	CNH	300	44,877	44,612	265	—
Expiring 06/19/19	Citibank, N.A.	CNH	300	44,669	44,613	56	—
Expiring 06/19/19	Citibank, N.A.	CNH	300	44,644	44,613	31	—
Expiring 06/19/19	Citibank, N.A.	CNH	100	14,954	14,870	84	—
Expiring 06/19/19	Citibank, N.A.	CNH	100	14,943	14,871	72	—
Expiring 06/19/19	Citibank, N.A.	CNH	12	1,787	1,785	2	—
Colombian Peso,
Expiring 06/19/19	Citibank, N.A.	COP	1,753,300	568,830	547,556	21,274	—
Expiring 06/19/19	Citibank, N.A.	COP	1,753,300	564,213	547,555	16,658	—
Expiring 06/19/19	Citibank, N.A.	COP	1,753,300	563,984	547,555	16,429	—
Expiring 06/19/19	Citibank, N.A.	COP	1,753,300	563,512	547,555	15,957	—
Expiring 06/19/19	Citibank, N.A.	COP	1,753,300	560,722	547,555	13,167	—
Expiring 06/19/19	Citibank, N.A.	COP	52,939	17,150	16,533	617	—
Expiring 06/19/19	Citibank, N.A.	COP	8,747	2,758	2,731	27	—
Czech Koruna,
Expiring 06/19/19	Citibank, N.A.	CZK	70,237	3,115,156	3,059,390	55,766	—
Expiring 06/19/19	Citibank, N.A.	CZK	122	5,435	5,314	121	—

A250

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 06/19/19	Citibank, N.A.	EUR	10	$11,428	$11,296	$132	$—
Expiring 06/19/19	Citibank, N.A.	EUR	10	11,401	11,297	104	—
Hungarian Forint,
Expiring 06/19/19	Citibank, N.A.	HUF	3,153	11,439	11,077	362	—
Expiring 06/19/19	Citibank, N.A.	HUF	3,153	11,438	11,077	361	—
Expiring 06/19/19	Citibank, N.A.	HUF	3,153	11,357	11,077	280	—
Expiring 06/19/19	Citibank, N.A.	HUF	3,153	11,346	11,078	268	—
Expiring 06/19/19	Citibank, N.A.	HUF	2,654	9,626	9,325	301	—
Indian Rupee,
Expiring 06/19/19	Citibank, N.A.	INR	132,190	1,906,003	1,888,042	17,961	—
Expiring 06/19/19	Citibank, N.A.	INR	15,903	220,131	227,139	—	(7,008)
Expiring 06/19/19	Citibank, N.A.	INR	9,880	139,150	141,119	—	(1,969)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	136,944	139,860	—	(2,916)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	136,216	139,860	—	(3,644)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	135,972	139,860	—	(3,888)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	135,908	139,860	—	(3,952)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	135,691	139,860	—	(4,169)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	135,597	139,860	—	(4,263)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	135,588	139,860	—	(4,272)
Expiring 06/19/19	Citibank, N.A.	INR	9,792	134,582	139,860	—	(5,278)
Expiring 06/19/19	Citibank, N.A.	INR	4,559	65,163	65,115	48	—
Expiring 06/19/19	Citibank, N.A.	INR	11	158	158	—	—
Indonesian Rupiah,
Expiring 06/19/19	Citibank, N.A.	IDR	7,000,000	482,142	486,454	—	(4,312)
Expiring 06/19/19	Citibank, N.A.	IDR	6,000,000	415,785	416,961	—	(1,176)
Expiring 06/19/19	Citibank, N.A.	IDR	3,700,000	255,084	257,126	—	(2,042)
Expiring 06/19/19	Citibank, N.A.	IDR	2,600,000	182,148	180,683	1,465	—
Expiring 06/19/19	Citibank, N.A.	IDR	2,400,000	166,956	166,784	172	—
Expiring 06/19/19	Citibank, N.A.	IDR	2,200,000	153,867	152,885	982	—
Expiring 06/19/19	Citibank, N.A.	IDR	2,100,000	147,347	145,936	1,411	—
Expiring 06/19/19	Citibank, N.A.	IDR	1,566,149	108,904	108,837	67	—
Expiring 06/19/19	Citibank, N.A.	IDR	938,640	66,152	65,229	923	—
Expiring 06/19/19	Citibank, N.A.	IDR	938,640	66,017	65,229	788	—
Expiring 06/19/19	Citibank, N.A.	IDR	938,640	65,708	65,229	479	—
Expiring 06/19/19	Citibank, N.A.	IDR	938,640	65,337	65,229	108	—
Expiring 06/19/19	Citibank, N.A.	IDR	938,640	65,269	65,229	40	—
Expiring 06/19/19	Citibank, N.A.	IDR	803,637	56,302	55,847	455	—
Expiring 06/19/19	Citibank, N.A.	IDR	500,000	34,773	34,747	26	—
Expiring 06/19/19	Citibank, N.A.	IDR	216,148	15,001	15,021	—	(20)
Israeli Shekel,
Expiring 06/19/19	Citibank, N.A.	ILS	1,309	365,926	362,501	3,425	—
Expiring 06/19/19	Citibank, N.A.	ILS	1,309	365,413	362,501	2,912	—
Expiring 06/19/19	Citibank, N.A.	ILS	1,309	364,626	362,501	2,125	—
Expiring 06/19/19	Citibank, N.A.	ILS	1,309	364,545	362,501	2,044	—
Expiring 06/19/19	Citibank, N.A.	ILS	1,309	364,366	362,501	1,865	—
Expiring 06/19/19	Citibank, N.A.	ILS	1,294	359,307	358,159	1,148	—
Mexican Peso,
Expiring 06/19/19	Citibank, N.A.	MXN	11,500	595,074	584,658	10,416	—
Expiring 06/19/19	Citibank, N.A.	MXN	10,000	524,194	508,398	15,796	—
Expiring 06/19/19	Citibank, N.A.	MXN	8,400	429,055	427,055	2,000	—
Expiring 06/19/19	Citibank, N.A.	MXN	7,800	399,817	396,550	3,267	—
Expiring 06/19/19	Citibank, N.A.	MXN	1,425	72,970	72,447	523	—

A251

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	Citibank, N.A.	MXN	700	$36,392	$35,588	$804	$—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,388	29,994	394	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,336	29,995	341	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,214	29,994	220	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,188	29,995	193	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,177	29,994	183	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,171	29,995	176	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,103	29,995	108	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,064	29,994	70	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	30,011	29,994	17	—
Expiring 06/19/19	Citibank, N.A.	MXN	590	29,902	29,994	—	(92)
Expiring 06/19/19	Citibank, N.A.	MXN	590	29,799	29,994	—	(195)
Expiring 06/19/19	Citibank, N.A.	MXN	590	29,650	29,994	—	(344)
Expiring 06/19/19	Citibank, N.A.	MXN	582	29,731	29,605	126	—
Expiring 06/19/19	Citibank, N.A.	MXN	494	25,271	25,114	157	—
Expiring 06/19/19	Citibank, N.A.	MXN	200	10,225	10,168	57	—
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	46,213	1,501,428	1,507,196	—	(5,768)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,392,532	1,389,752	2,780	—
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,391,973	1,389,752	2,221	—
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,391,850	1,389,752	2,098	—
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,389,807	1,389,752	55	—
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,388,494	1,389,752	—	(1,258)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,388,417	1,389,752	—	(1,335)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,387,409	1,389,752	—	(2,343)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,387,093	1,389,752	—	(2,659)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,387,048	1,389,752	—	(2,704)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,386,777	1,389,752	—	(2,975)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,386,190	1,389,752	—	(3,562)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,382,682	1,389,752	—	(7,070)
Expiring 06/19/19	Citibank, N.A.	TWD	42,612	1,382,592	1,389,752	—	(7,160)
Expiring 06/19/19	Citibank, N.A.	TWD	16,473	537,769	537,257	512	—
Expiring 06/19/19	Citibank, N.A.	TWD	12,021	392,162	392,057	105	—
Expiring 06/19/19	Citibank, N.A.	TWD	2,980	96,961	97,191	—	(230)
Peruvian Nuevo Sol,
Expiring 06/19/19	Citibank, N.A.	PEN	564	169,399	169,381	18	—
Expiring 06/19/19	Citibank, N.A.	PEN	100	30,155	30,032	123	—
Expiring 06/19/19	Citibank, N.A.	PEN	100	30,111	30,032	79	—
Expiring 06/19/19	Citibank, N.A.	PEN	46	13,880	13,814	66	—
Philippine Peso,
Expiring 06/19/19	Citibank, N.A.	PHP	2,136	40,997	40,388	609	—
Expiring 06/19/19	Citibank, N.A.	PHP	2,136	40,802	40,388	414	—
Expiring 06/19/19	Citibank, N.A.	PHP	2,136	40,658	40,388	270	—
Expiring 06/19/19	Citibank, N.A.	PHP	2,136	40,651	40,388	263	—
Expiring 06/19/19	Citibank, N.A.	PHP	1,413	27,117	26,716	401	—
Expiring 06/19/19	Citibank, N.A.	PHP	1,160	21,849	21,934	—	(85)
Expiring 06/19/19	Citibank, N.A.	PHP	446	8,394	8,433	—	(39)
Polish Zloty,
Expiring 06/19/19	Citibank, N.A.	PLN	790	209,152	206,300	2,852	—
Expiring 06/19/19	Citibank, N.A.	PLN	116	30,746	30,292	454	—
Expiring 06/19/19	Citibank, N.A.	PLN	74	19,424	19,274	150	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,408	19,102	306	—

A252

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 06/19/19	Citibank, N.A.	PLN	73	$19,387	$19,102	$285	$—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,353	19,102	251	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,294	19,103	191	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,281	19,102	179	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,191	19,102	89	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,164	19,102	62	—
Expiring 06/19/19	Citibank, N.A.	PLN	73	19,104	19,102	2	—
Expiring 06/19/19	Citibank, N.A.	PLN	21	5,485	5,484	1	—
Russian Ruble,
Expiring 06/19/19	Citibank, N.A.	RUB	32,675	500,455	492,052	8,403	—
Expiring 06/19/19	Citibank, N.A.	RUB	9,155	137,329	137,861	—	(532)
Expiring 06/19/19	Citibank, N.A.	RUB	9,155	137,267	137,862	—	(595)
Expiring 06/19/19	Citibank, N.A.	RUB	9,155	137,031	137,861	—	(830)
Expiring 06/19/19	Citibank, N.A.	RUB	9,155	136,037	137,861	—	(1,824)
Expiring 06/19/19	Citibank, N.A.	RUB	6,548	97,987	98,606	—	(619)
Expiring 06/19/19	Citibank, N.A.	RUB	2,234	34,118	33,641	477	—
Expiring 06/19/19	Citibank, N.A.	RUB	585	8,953	8,810	143	—
Singapore Dollar,
Expiring 06/19/19	Citibank, N.A.	SGD	3,820	2,831,192	2,823,077	8,115	—
Expiring 06/19/19	Citibank, N.A.	SGD	1,750	1,292,309	1,293,294	—	(985)
Expiring 06/19/19	Citibank, N.A.	SGD	1,150	850,976	849,879	1,097	—
Expiring 06/19/19	Citibank, N.A.	SGD	690	512,090	509,927	2,163	—
South African Rand,
Expiring 06/19/19	Citibank, N.A.	ZAR	13,900	990,282	953,800	36,482	—
Expiring 06/19/19	Citibank, N.A.	ZAR	11,700	823,855	802,839	21,016	—
Expiring 06/19/19	Citibank, N.A.	ZAR	11,400	811,019	782,254	28,765	—
Expiring 06/19/19	Citibank, N.A.	ZAR	11,300	797,331	775,392	21,939	—
Expiring 06/19/19	Citibank, N.A.	ZAR	10,800	767,612	741,082	26,530	—
Expiring 06/19/19	Citibank, N.A.	ZAR	8,500	600,359	583,260	17,099	—
Expiring 06/19/19	Citibank, N.A.	ZAR	8,000	550,583	548,950	1,633	—
Expiring 06/19/19	Citibank, N.A.	ZAR	7,600	532,599	521,503	11,096	—
Expiring 06/19/19	Citibank, N.A.	ZAR	7,300	504,910	500,917	3,993	—
Expiring 06/19/19	Citibank, N.A.	ZAR	6,500	451,885	446,022	5,863	—
Expiring 06/19/19	Citibank, N.A.	ZAR	6,300	435,459	432,298	3,161	—
Expiring 06/19/19	Citibank, N.A.	ZAR	6,300	434,336	432,298	2,038	—
Expiring 06/19/19	Citibank, N.A.	ZAR	4,200	286,917	288,199	—	(1,282)
Expiring 06/19/19	Citibank, N.A.	ZAR	3,800	261,225	260,751	474	—
Expiring 06/19/19	Citibank, N.A.	ZAR	2,400	166,329	164,685	1,644	—
Expiring 06/19/19	Citibank, N.A.	ZAR	2,297	162,099	157,617	4,482	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	125,181	120,713	4,468	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	125,127	120,714	4,413	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	124,918	120,713	4,205	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	123,316	120,713	2,603	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	122,783	120,714	2,069	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,759	122,531	120,713	1,818	—
Expiring 06/19/19	Citibank, N.A.	ZAR	1,747	121,478	119,869	1,609	—
Expiring 06/19/19	Citibank, N.A.	ZAR	700	47,726	48,033	—	(307)
Expiring 06/19/19	Citibank, N.A.	ZAR	400	27,280	27,447	—	(167)
South Korean Won,
Expiring 06/19/19	Citibank, N.A.	KRW	4,160,000	3,710,958	3,674,284	36,674	—
Expiring 06/19/19	Citibank, N.A.	KRW	4,030,000	3,569,045	3,559,463	9,582	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,760,000	3,342,358	3,320,987	21,371	—

A253

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	$3,168,670	$3,119,856	$48,814	$—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,166,165	3,119,855	46,310	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,161,529	3,119,856	41,673	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,158,990	3,119,856	39,134	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,150,607	3,119,856	30,751	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,147,996	3,119,856	28,140	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,146,962	3,119,856	27,106	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,145,103	3,119,856	25,247	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,140,505	3,119,855	20,650	—
Expiring 06/19/19	Citibank, N.A.	KRW	3,532,280	3,121,923	3,119,854	2,069	—
Expiring 06/19/19	Citibank, N.A.	KRW	2,790,000	2,484,407	2,464,242	20,165	—
Expiring 06/19/19	Citibank, N.A.	KRW	2,250,000	1,992,558	1,987,293	5,265	—
Expiring 06/19/19	Citibank, N.A.	KRW	2,180,000	1,927,661	1,925,465	2,196	—
Expiring 06/19/19	Citibank, N.A.	KRW	2,020,000	1,795,709	1,784,147	11,562	—
Expiring 06/19/19	Citibank, N.A.	KRW	1,020,000	904,733	900,906	3,827	—
Expiring 06/19/19	Citibank, N.A.	KRW	460,000	406,628	406,291	337	—
Expiring 06/19/19	Citibank, N.A.	KRW	451,088	404,475	398,420	6,055	—
Expiring 06/19/19	Citibank, N.A.	KRW	300,000	269,014	264,972	4,042	—
Expiring 06/19/19	Citibank, N.A.	KRW	270,000	239,632	238,475	1,157	—
Expiring 06/19/19	Citibank, N.A.	KRW	220,000	196,270	194,313	1,957	—
Expiring 06/19/19	Citibank, N.A.	KRW	180,000	160,356	158,984	1,372	—
Expiring 06/19/19	Citibank, N.A.	KRW	150,000	134,567	132,486	2,081	—
Expiring 06/19/19	Citibank, N.A.	KRW	140,000	125,369	123,654	1,715	—
Expiring 06/19/19	Citibank, N.A.	KRW	89,078	78,584	78,677	—	(93)
Expiring 06/19/19	Citibank, N.A.	KRW	60,000	53,848	52,995	853	—
Expiring 06/19/19	Citibank, N.A.	KRW	60,000	53,228	52,994	234	—
Expiring 06/19/19	Citibank, N.A.	KRW	30,000	26,513	26,497	16	—
Thai Baht,
Expiring 06/19/19	Citibank, N.A.	THB	80,057	2,562,828	2,528,116	34,712	—
Expiring 06/19/19	Citibank, N.A.	THB	39,978	1,264,094	1,262,463	1,631	—
Expiring 06/19/19	Citibank, N.A.	THB	3,000	95,993	94,737	1,256	—
Expiring 06/19/19	Citibank, N.A.	THB	2,314	73,610	73,074	536	—
Expiring 06/19/19	Citibank, N.A.	THB	2,000	63,365	63,158	207	—
Expiring 06/19/19	Citibank, N.A.	THB	2,000	63,179	63,158	21	—
Expiring 06/19/19	Citibank, N.A.	THB	1,000	32,005	31,579	426	—
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,593	31,579	14	—
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,562	31,578	—	(16)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,552	31,579	—	(27)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,539	31,579	—	(40)
Expiring 06/19/19	Citibank, N.A.	THB	1,000	31,432	31,579	—	(147)
Expiring 06/19/19	Citibank, N.A.	THB	532	16,716	16,800	—	(84)

				$162,965,909	$161,393,648	1,696,281	(124,020)

						$2,467,324	$(1,331,372)

A254

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$764,420	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Banks	13.6%
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	12.2
Oil, Gas & Consumable Fuels	7.8
Interactive Media & Services	7.8
Technology Hardware, Storage & Peripherals	5.6
Internet & Direct Marketing Retail	4.8
Semiconductors & Semiconductor Equipment	4.8
Wireless Telecommunication Services	3.8
Insurance	3.0
Chemicals	3.0
Metals & Mining	2.7
IT Services	2.4
Pharmaceuticals	2.3
Real Estate Management & Development	2.0
Construction & Engineering	1.8
Electronic Equipment, Instruments & Components	1.8
Diversified Telecommunication Services	1.7
Health Care Providers & Services	1.7
Gas Utilities	1.6
Food Products	1.6
Industrial Conglomerates	1.6
Independent Power & Renewable Electricity Producers	1.3
Water Utilities	1.3
Electric Utilities	1.2
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	0.8
Hotels, Restaurants & Leisure	0.8
Machinery	0.7
Entertainment	0.7
Transportation Infrastructure	0.7
Textiles, Apparel & Luxury Goods	0.7

Capital Markets	0.6%
Tobacco	0.5
Household Durables	0.5
Airlines	0.5
Construction Materials	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Multiline Retail	0.4
Automobiles	0.4
Diversified Financial Services	0.4
Software	0.4
Biotechnology	0.4
Diversified Consumer Services	0.3
Paper & Forest Products	0.3
Thrifts & Mortgage Finance	0.2
Specialty Retail	0.2
Health Care Technology	0.2
Household Products	0.2
Energy Equipment & Services	0.2
Trading Companies & Distributors	0.2
Building Products	0.2
Beverages	0.1
Personal Products	0.1
Auto Components	0.1
Media	0.1
Life Sciences Tools & Services	0.1
Electrical Equipment	0.1
Commercial Services & Supplies	0.1
Marine	0.1
Air Freight & Logistics	0.1
Aerospace & Defense	0.0	*
Consumer Finance	0.0	*
Waste Disposable	0.0	*

	104.7
Liabilities in excess of other assets	(4.7)

	100.0%

*	Less than +/- 0.05%

A255

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	87,524	$33,383,404
L3 Technologies, Inc.	12,273	2,532,779
Lockheed Martin Corp.	4,321	1,296,991
Raytheon Co.	102,072	18,585,270

		55,798,444

Airlines — 0.8%
Southwest Airlines Co.	312,914	16,243,366
United Continental Holdings, Inc.*	38,147	3,043,368

		19,286,734

Banks — 0.2%
Fifth Third Bancorp	100,911	2,544,975
SunTrust Banks, Inc.	43,658	2,586,737

		5,131,712

Beverages — 0.6%
Monster Beverage Corp.*	246,105	13,432,411

Biotechnology — 2.4%
AbbVie, Inc.	6,442	519,161
Biogen, Inc.*	165,850	39,203,622
Celgene Corp.*	67,417	6,360,120
Gilead Sciences, Inc.	178,850	11,627,039

		57,709,942

Capital Markets — 0.4%
Moody’s Corp.	18,556	3,360,306
S&P Global, Inc.	27,170	5,720,644

		9,080,950

Chemicals — 0.5%
LyondellBasell Industries NV (Class A Stock)	157,709	13,260,173

Commercial Services & Supplies — 0.2%
Waste Management, Inc.	46,383	4,819,658

Communications Equipment — 0.9%
Cisco Systems, Inc.	303,576	16,390,068
F5 Networks, Inc.*	16,447	2,581,028
Juniper Networks, Inc.(a)	80,708	2,136,341

		21,107,437

Consumer Finance — 1.6%
Discover Financial Services	36,286	2,582,112
Synchrony Financial	1,150,374	36,696,931

		39,279,043

Containers & Packaging — 0.0%
Avery Dennison Corp.	2,478	280,013

Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	10,746	257,259

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	183,014	36,765,682

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	109,854	6,495,667

Electric Utilities — 2.2%
American Electric Power Co., Inc.	78,166	6,546,403
Evergy, Inc.	39,065	2,267,723

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	792,471	$39,726,571
Pinnacle West Capital Corp.	33,816	3,232,133

		51,772,830

Electrical Equipment — 0.0%
Eaton Corp. PLC	14,435	1,162,884

Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc.*	190,814	16,638,981

Entertainment — 0.7%
Activision Blizzard, Inc.(a)	36,620	1,667,309
Electronic Arts, Inc.*	79,824	8,112,513
Viacom, Inc. (Class B Stock)	47,803	1,341,830
Walt Disney Co. (The)	55,079	6,115,394

		17,237,046

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	116,609	22,978,970
Crown Castle International Corp.	96,782	12,388,095
Equinix, Inc.	13,983	6,336,536
Prologis, Inc.	92,700	6,669,765
Public Storage	39,979	8,706,627
Simon Property Group, Inc.(a)	69,516	12,666,510

		69,746,503

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	67,341	16,305,950
Kroger Co. (The)	1,121,568	27,590,573
Walmart, Inc.	99,801	9,733,592

		53,630,115

Food Products — 0.4%
Tyson Foods, Inc. (Class A Stock)	150,592	10,455,603

Health Care Equipment & Supplies — 0.5%
ABIOMED, Inc.*	27,342	7,808,602
Edwards Lifesciences Corp.*	2,872	549,500
Medtronic PLC	39,057	3,557,312

		11,915,414

Health Care Providers & Services — 7.3%
Anthem, Inc.	112,421	32,262,579
Centene Corp.*	569,450	30,237,795
Cigna Corp.	139,393	22,417,182
HCA Healthcare, Inc.	197,217	25,713,152
Humana, Inc.	130,490	34,710,339
McKesson Corp.	135,543	15,866,664
UnitedHealth Group, Inc.	56,649	14,007,032

		175,214,743

Hotels, Restaurants & Leisure — 0.9%
Chipotle Mexican Grill, Inc.*	2,444	1,735,998
Darden Restaurants, Inc.	91,295	11,089,604
Starbucks Corp.(a)	112,182	8,339,610

		21,165,212

Household Products — 0.4%
Procter & Gamble Co. (The)	88,317	9,189,384

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	1,067,174	19,294,506

A256

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	17,984	$763,960

		20,058,466

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	19,014	3,021,705

Insurance — 3.4%
Aflac, Inc.	388,394	19,419,699
Allstate Corp. (The)(a)	304,329	28,661,705
Everest Re Group Ltd.	4,097	884,788
MetLife, Inc.	530,804	22,596,326
Travelers Cos., Inc. (The)	68,381	9,379,138

		80,941,656

Interactive Media & Services — 5.8%
TripAdvisor, Inc.*(a)	193,432	9,952,076
Alphabet, Inc. (Class A Stock)*	30,644	36,064,617
Alphabet, Inc. (Class C Stock)*	30,380	35,645,158
Facebook, Inc. (Class A Stock)*	346,973	57,836,929

		139,498,780

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	29,348	52,261,450

IT Services — 4.8%
Accenture PLC (Class A Stock)	3,567	627,863
Akamai Technologies, Inc.*	208,570	14,956,555
Broadridge Financial Solutions, Inc.	30,353	3,147,303
Cognizant Technology Solutions Corp. (Class A Stock)	391,404	28,357,220
DXC Technology Co.	152,758	9,823,867
International Business Machines Corp.	153,791	21,699,910
Mastercard, Inc. (Class A Stock)	140,304	33,034,577
VeriSign, Inc.*	18,468	3,353,050

		115,000,345

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	45,735	3,676,179

Media — 1.0%
CBS Corp. (Class B Stock)	19,653	934,107
Comcast Corp. (Class A Stock)	515,385	20,605,092
Fox Corp. (Class A Stock)*	39,613	1,454,203
Fox Corp. (Class B Stock)*	15,550	557,928

		23,551,330

Multiline Retail — 0.4%
Macy’s, Inc.	426,133	10,239,976

Multi-Utilities — 0.9%
Ameren Corp.	77,924	5,731,310
CenterPoint Energy, Inc.	264,062	8,106,703
Public Service Enterprise Group, Inc.	112,214	6,666,634

		20,504,647

Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips	356,281	23,778,194
Devon Energy Corp.	33,118	1,045,204
HollyFrontier Corp.	464,389	22,880,446
Phillips 66	147,679	14,054,610
Pioneer Natural Resources Co.	23,157	3,526,348
Valero Energy Corp.	313,784	26,618,297

		91,903,099

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	763,148	$36,409,791
Eli Lilly & Co.(a)	120,294	15,609,349
Johnson & Johnson	281,658	39,372,972
Merck & Co., Inc.	671,691	55,864,540
Mylan NV*	382,550	10,841,466
Pfizer, Inc.	1,297,278	55,095,397
Zoetis, Inc.	149,476	15,047,749

		228,241,264

Professional Services — 0.6%
Robert Half International, Inc.	217,573	14,177,057

Road & Rail — 0.1%
Norfolk Southern Corp.	10,188	1,904,035

Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials, Inc.	254,474	10,092,439
Intel Corp.	808,460	43,414,301
Micron Technology, Inc.*	688,906	28,472,485
Skyworks Solutions, Inc.	67,085	5,533,171
Texas Instruments, Inc.	24,123	2,558,727
Xilinx, Inc.	123,307	15,634,095

		105,705,218

Software — 8.9%
Adobe, Inc.*	176,228	46,963,000
Fortinet, Inc.*	154,336	12,959,594
Intuit, Inc.	117,187	30,633,854
Microsoft Corp.	936,935	110,502,114
Oracle Corp.	8,687	466,579
Red Hat, Inc.*	17,237	3,149,200
Symantec Corp.	415,046	9,541,908

		214,216,249

Specialty Retail — 7.4%
AutoZone, Inc.*	17,926	18,358,375
Best Buy Co., Inc.	196,413	13,957,108
Foot Locker, Inc.	580,495	35,177,997
Gap, Inc. (The)(a)	361,185	9,455,823
Home Depot, Inc. (The)	88,089	16,903,398
Ross Stores, Inc.	380,322	35,407,978
TJX Cos., Inc. (The)	740,012	39,376,039
Tractor Supply Co.	87,868	8,589,976

		177,226,694

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	552,401	104,928,570
HP, Inc.	1,946,471	37,819,932
NetApp, Inc.	107,426	7,448,919
Xerox Corp.	313,191	10,015,848

		160,213,269

Textiles, Apparel & Luxury Goods — 3.6%
Capri Holdings Ltd.*	685,443	31,359,017
NIKE, Inc. (Class B Stock)	234,032	19,707,835
PVH Corp.	24,019	2,929,117
Ralph Lauren Corp.	225,569	29,251,788
Tapestry, Inc.	89,620	2,911,754

		86,159,511

Tobacco — 2.3%
Altria Group, Inc.	343,099	19,704,176

A257

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	395,520	$34,960,012

		54,664,188

TOTAL LONG-TERM INVESTMENTS (cost $2,104,561,771)		2,323,998,958

SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	70,806,366	70,806,366
PGIM Institutional Money Market Fund (cost $80,442,361; includes $80,116,205 of cash collateral for securities on loan)(b)(w)	80,420,375	80,436,459

Value
TOTAL SHORT-TERM INVESTMENTS (cost $151,248,727)	$151,242,825

TOTAL INVESTMENTS — 103.1% (cost $2,255,810,498)	2,475,241,783
Liabilities in excess of other assets(z) — (3.1)%	(75,387,169)

NET ASSETS — 100.0%	$2,399,854,614

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,633,993; cash collateral of $80,116,205 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
369	S&P 500 E-Mini Index	Jun. 2019	$52,357,410	$1,070,423

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$2,214,000	$—

A258

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 89.7%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	53,560,457	$602,555,137
AST AQR Emerging Markets Equity Portfolio*	2,704,690	30,752,322
AST AQR Large-Cap Portfolio*	40,641,807	764,472,398
AST BlackRock/Loomis Sayles Bond Portfolio*	22,722,383	318,340,583
AST ClearBridge Dividend Growth Portfolio*	22,463,573	426,358,617
AST Goldman Sachs Global Income Portfolio*	25,756,961	286,417,406
AST Goldman Sachs Large-Cap Value Portfolio*	3,643,992	115,660,291
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	88,992,084
AST High Yield Portfolio*	4,549,296	48,268,030
AST Hotchkis & Wiley Large-Cap Value Portfolio*	9,558,006	279,667,268
AST International Growth Portfolio*	22,599,498	402,271,072
AST International Value Portfolio*	19,450,595	378,897,582
AST Jennison Large-Cap Growth Portfolio*	6,942,496	249,096,770
AST Loomis Sayles Large-Cap Growth Portfolio*	7,269,942	409,079,630
AST MFS Growth Portfolio*	8,713,681	248,775,582
AST MFS Large-Cap Value Portfolio*	21,981,570	447,105,132
AST Mid-Cap Growth Portfolio*	3,425,389	36,411,890
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	634,480	20,982,252
AST Parametric Emerging Markets Equity Portfolio*	1,768,783	16,467,372
AST PIMCO Dynamic Bond Portfolio*	10,281,044	101,165,475
AST Prudential Core Bond Portfolio*	67,474,241	851,524,916
AST QMA International Core Equity Portfolio*	28,246,180	334,999,695
AST QMA Large-Cap Portfolio*	40,237,465	779,399,688
AST Small-Cap Growth Opportunities Portfolio*	4,315,955	92,706,717
AST Small-Cap Growth Portfolio*	1,906,493	93,856,643
AST Small-Cap Value Portfolio*	3,455,511	92,054,824
AST T. Rowe Price Large-Cap Growth Portfolio*	7,742,788	319,467,430
AST T. Rowe Price Large-Cap Value Portfolio*	22,785,882	346,345,414
AST Templeton Global Bond Portfolio*	23,137	264,923
AST WEDGE Capital Mid-Cap Value Portfolio*	866,608	20,997,923
AST Wellington Management Global Bond Portfolio*	63,397,849	717,663,651
AST Western Asset Core Plus Bond Portfolio*	52,268,763	681,584,670
AST Western Asset Emerging Markets Debt Portfolio*	5,178,659	58,725,997

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,875,974,221)(w)		9,661,329,384

	Shares	Value

TOTAL LONG-TERM INVESTMENTS (cost $7,875,974,221)		$9,661,329,384

SHORT-TERM INVESTMENTS — 9.6%

AFFILIATED MUTUAL FUND — 9.3%
PGIM Core Ultra Short Bond Fund (cost $1,005,840,773)(w)	1,005,840,773	1,005,840,773

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
2.439%	06/20/19	33,000	32,826,640

(cost $32,823,083)

TOTAL SHORT-TERM INVESTMENTS (cost $1,038,663,856)			1,038,667,413

TOTAL INVESTMENTS — 99.3% (cost $8,914,638,077)			10,699,996,797
Other assets in excess of liabilities(z) — 0.7%			74,095,522

NET ASSETS — 100.0%			$10,774,092,319

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A259

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
100	CAC40 10 Euro	Apr. 2019	$5,993,539	$99,276
946	2 Year U.S. Treasury Notes	Jun. 2019	201,586,688	702,114
1,296	10 Year U.S. Treasury Notes	Jun. 2019	160,987,500	2,268,055
20	DAX Index	Jun. 2019	6,469,443	21,313
852	Euro STOXX 50 Index	Jun. 2019	31,271,667	635,564
126	FTSE 100 Index	Jun. 2019	11,834,757	282,268
605	Mini MSCI EAFE Index	Jun. 2019	56,458,600	1,097,319
410	Russell 2000 E-Mini Index	Jun. 2019	31,647,900	271,625
2,419	S&P 500 E-Mini Index	Jun. 2019	343,231,910	10,362,018
190	S&P 500 Index	Jun. 2019	134,795,500	4,075,977
337	TOPIX Index	Jun. 2019	48,407,832	(279,488)

				$19,536,041

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$32,826,640

A260

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.3%
COMMON STOCKS — 34.5%
Argentina — 0.0%
MercadoLibre, Inc.*	348	$176,690

Australia — 0.9%
Adelaide Brighton Ltd.	10,058	32,130
AGL Energy Ltd.	251,242	3,882,162
ALS Ltd.	2,182	11,783
Altium Ltd.	2,549	58,586
Alumina Ltd.	201,873	347,602
Ansell Ltd.	10,405	188,046
Aristocrat Leisure Ltd.	36,297	631,760
AusNet Services	18,940	23,858
Australia & New Zealand Banking Group Ltd.	21,737	401,880
Beach Energy Ltd.	11,063	16,108
BHP Group Ltd.	65,700	1,796,028
BHP Group PLC	7,393	178,175
CIMIC Group Ltd.	14,039	481,074
Coca-Cola Amatil Ltd.	20,541	126,171
Cochlear Ltd.	484	59,681
Commonwealth Bank of Australia	15,065	755,723
Computershare Ltd.	24,751	299,701
Crown Resorts Ltd.	10,962	89,629
CSL Ltd.	10,121	1,405,553
CSR Ltd.	74,268	175,154
Dexus	13,316	120,478
Downer EDI Ltd.	2,665	14,533
DuluxGroup Ltd.	13,765	72,398
Evolution Mining Ltd.	17,059	44,325
Flight Centre Travel Group Ltd.	5,491	163,851
Fortescue Metals Group Ltd.	33,769	170,844
GPT Group (The)	16,289	71,808
Harvey Norman Holdings Ltd.	21,517	61,463
Iluka Resources Ltd.	38,605	246,954
JB Hi-Fi Ltd.	1,156	20,473
Macquarie Group Ltd.	6,185	568,197
Magellan Financial Group Ltd.	867	22,405
Medibank Private Ltd.	64,852	126,984
Metcash Ltd.	10,046	18,866
Mirvac Group	33,988	66,324
National Australia Bank Ltd.	91,542	1,643,106
Oil Search Ltd.	74,230	412,324
Orica Ltd.	1,685	21,092
Qantas Airways Ltd.	213,672	858,277
QBE Insurance Group Ltd.	19,901	173,864
Ramsay Health Care Ltd.	2,547	116,478
REA Group Ltd.	2,051	108,680
Rio Tinto Ltd.	12,263	853,396
Santos Ltd.	154,834	747,987
Saracen Mineral Holdings Ltd.*	8,234	17,003
Scentre Group	106,314	310,109
SEEK Ltd.	14,588	181,512
Sonic Healthcare Ltd.	4,004	69,825
St. Barbara Ltd.	15,437	36,899
Stockland	49,170	134,420
Sydney Airport	99,060	522,477
Transurban Group	786	7,372
Wesfarmers Ltd.	39,775	979,056
Westpac Banking Corp.	29,321	539,200

	Shares	Value
COMMON STOCKS (Continued)
Australia (Continued)
Woodside Petroleum Ltd.	36,044	$884,527
Woolworths Group Ltd.	3,173	68,528
WorleyParsons Ltd.	6,151	61,749

		21,498,588

Austria — 0.1%
ANDRITZ AG	4,314	185,247
Erste Group Bank AG*	12,938	476,252
OMV AG	2,909	157,984
Raiffeisen Bank International AG	4,941	111,170
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	10,857
Wienerberger AG	14,606	310,113

		1,251,623

Belgium — 0.2%
Ageas	20,728	999,948
Anheuser-Busch InBev SA/NV	9,376	788,712
Colruyt SA	8,845	653,152
Groupe Bruxelles Lambert SA	4,276	416,153
KBC Group NV	4,665	326,607
Solvay SA	4,971	539,063
UCB SA	24,540	2,108,713

		5,832,348

Brazil — 0.1%
Ambev SA	99,035	425,699
B3 SA - Brasil Bolsa Balcao	18,204	148,223
Banco Bradesco SA	4,961	47,388
Banco do Brasil SA	5,700	70,578
Banco Santander Brasil SA, UTS	1,200	13,372
Cia Siderurgica Nacional SA*	11,800	48,823
CPFL Energia SA	2,000	15,641
EDP - Energias do Brasil SA	8,900	38,666
Energisa SA, UTS	1,100	11,297
Engie Brasil Energia SA	1,500	16,447
Estacio Participacoes SA	1,900	12,894
Hypera SA	72,900	482,233
Iguatemi Empresa de Shopping Centers SA	2,100	20,907
Iochpe Maxion SA	1,300	7,139
IRB Brasil Resseguros SA	1,100	25,566
Lojas Renner SA	14,000	155,685
Oi SA*	48,500	18,828
Petrobras Distribuidora SA	6,200	36,642
Petroleo Brasileiro SA	43,000	340,565
Qualicorp Consultoria e Corretora de Seguros SA	3,700	14,818
TIM Participacoes SA	23,000	69,787
Transmissora Alianca de Energia Eletrica SA, UTS	3,500	22,187
Ultrapar Participacoes SA	2,301	27,516
Vale SA	5,200	67,919

		2,138,820

Canada — 1.1%
Agnico Eagle Mines Ltd.	16,403	713,147
Alimentation Couche-Tard, Inc. (Class B Stock)	3,197	188,324
Aurora Cannabis, Inc.*(a)	3,255	29,448
Bank of Montreal	11,277	843,781

A261

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (Continued)
Bank of Nova Scotia (The)	42,641	$2,269,975
BCE, Inc.	40,458	1,796,519
Brookfield Asset Management, Inc. (Class A Stock)	10,214	475,866
Canadian Apartment Properties REIT	1,444	55,508
Canadian Imperial Bank of Commerce	6,084	480,765
Canadian National Railway Co.	422	37,777
Canadian Natural Resources Ltd., (XTSE)	24,738	679,191
Canadian Pacific Railway Ltd.	3,216	662,621
Canadian Tire Corp. Ltd. (Class A Stock)	3,476	374,535
Canfor Corp.*	3,932	40,310
CCL Industries, Inc. (Class B Stock)	1,281	51,859
Cineplex, Inc.	9,934	180,936
Constellation Software, Inc.	86	72,881
Dollarama, Inc.	10,748	286,726
Emera, Inc.	1,310	48,985
Empire Co. Ltd. (Class A Stock)	6,255	135,411
Enbridge, Inc.	32,283	1,169,227
Encana Corp.	7,805	56,536
Enerplus Corp.	7,778	65,188
Fairfax Financial Holdings Ltd.	25	11,580
Finning International, Inc.	7,409	131,730
FirstService Corp.	526	46,859
Franco-Nevada Corp.	9,177	688,026
George Weston Ltd.	7,201	517,787
Gibson Energy, Inc.	4,665	80,185
Goldcorp, Inc.	17,365	198,684
Great-West Lifeco, Inc.	24,570	594,968
H&R Real Estate Investment Trust, UTS	8,835	154,770
Kirkland Lake Gold Ltd.	2,220	67,513
Loblaw Cos. Ltd.	11,236	554,254
Manulife Financial Corp.	55,984	946,786
Methanex Corp.	2,985	169,538
Metro, Inc.	11,331	417,170
National Bank of Canada	937	42,287
Northland Power, Inc.	1,937	34,208
Nutrien Ltd.	2,821	148,781
Pan American Silver Corp.	3,001	39,659
Pembina Pipeline Corp.	4,710	173,019
Power Corp. of Canada	2,975	69,369
Power Financial Corp.	51,878	1,211,981
PrairieSky Royalty Ltd.	2,207	29,727
Pretium Resources, Inc.*	1,467	12,536
Quebecor, Inc. (Class B Stock)	38,385	940,990
Restaurant Brands International, Inc.	1,868	121,528
Rogers Communications, Inc. (Class B Stock)	835	44,907
Royal Bank of Canada	11,867	895,298
Seven Generations Energy Ltd. (Class A Stock)*	947	6,838
Shopify, Inc. (Class A Stock)*	749	154,615
Stars Group, Inc. (The)*	89,459	1,563,784
Sun Life Financial, Inc.	17,256	662,942
Suncor Energy, Inc.	6,537	211,859
TFI International, Inc.	20,875	616,557
Thomson Reuters Corp.	1,224	72,422
Toromont Industries Ltd.	1,041	53,166
Toronto-Dominion Bank (The)	32,559	1,766,887
Tourmaline Oil Corp.	3,233	49,934

	Shares	Value
COMMON STOCKS (Continued)
Canada (Continued)
TransCanada Corp.	10,539	$473,342
Vermilion Energy, Inc.	2,995	73,937
Wheaton Precious Metals Corp.	38,725	921,796
WSP Global, Inc.	1,291	70,552

		25,758,287

China — 0.8%
3SBio, Inc., 144A	12,500	24,689
58.com, Inc., ADR*	1,011	66,402
Alibaba Group Holding Ltd., ADR*(a)	9,532	1,739,113
Angang Steel Co. Ltd. (Class H Stock)	44,000	32,310
Anhui Conch Cement Co. Ltd. (Class H Stock)	28,900	177,253
Autohome, Inc., ADR*(a)	1,027	107,958
BAIC Motor Corp. Ltd. (Class H Stock), 144A	52,500	34,503
Baidu, Inc., ADR*	2,158	355,746
Bank of China Ltd. (Class H Stock)	1,796,000	815,912
Bank of Communications Co. Ltd. (Class H Stock)	214,000	175,424
BBMG Corp. (Class H Stock)	94,000	34,598
BeiGene Ltd., ADR*(a)	1,077	142,164
BOC Hong Kong Holdings Ltd.	64,000	265,148
BYD Electronic International Co. Ltd.	7,500	9,746
China Agri-Industries Holdings Ltd.	32,000	10,980
China Cinda Asset Management Co. Ltd. (Class H Stock)	280,000	77,893
China CITIC Bank Corp. Ltd. (Class H Stock)	191,000	121,825
China Coal Energy Co. Ltd. (Class H Stock)	130,000	53,899
China Communications Construction Co. Ltd. (Class H Stock)	114,000	118,134
China Construction Bank Corp. (Class H Stock)	1,062,000	912,284
China Eastern Airlines Corp. Ltd. (Class H Stock)	24,000	17,031
China Everbright Bank Co. Ltd. (Class H Stock)	81,000	38,405
China Everbright Ltd.	14,000	27,787
China Galaxy Securities Co. Ltd. (Class H Stock)	55,500	36,602
China Hongqiao Group Ltd.	40,500	30,541
China Life Insurance Co. Ltd. (Class H Stock)	242,000	651,178
China Minsheng Banking Corp. Ltd. (Class H Stock)	86,300	62,703
China Mobile Ltd.	195,500	1,990,882
China Oriental Group Co. Ltd.	22,000	13,856
China Overseas Land & Investment Ltd.	26,000	98,925
China Pacific Insurance Group Co. Ltd. (Class H Stock)	58,000	228,147
China Petroleum & Chemical Corp. (Class H Stock)	1,062,000	839,013
China Railway Construction Corp. Ltd. (Class H Stock)	24,500	32,260
China Railway Group Ltd. (Class H Stock)	80,000	73,117
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	48,000	38,097

A262

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (Continued)
China Reinsurance Group Corp. (Class H Stock)	256,000	$54,219
China Resources Cement Holdings Ltd.	40,000	41,422
China Resources Land Ltd.	46,000	206,773
China Resources Power Holdings Co. Ltd.	8,000	12,037
China Taiping Insurance Holdings Co. Ltd.	18,200	54,438
China Telecom Corp. Ltd. (Class H Stock)	180,000	100,014
China Travel International Investment Hong Kong Ltd.	34,000	8,693
China Unicom Hong Kong Ltd.	54,000	68,567
China Vanke Co. Ltd. (Class H Stock)	90,500	380,980
China Zhongwang Holdings Ltd.	33,600	18,354
CITIC Securities Co. Ltd. (Class H Stock)	27,000	63,133
CNOOC Ltd.	156,000	292,075
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	34,000	19,536
COSCO Shipping Holdings Co. Ltd. (Class H Stock)*	79,500	33,074
CSPC Pharmaceutical Group Ltd.	10,000	18,683
Dali Foods Group Co. Ltd., 144A	82,500	62,036
Datang International Power Generation Co. Ltd. (Class H Stock)	158,000	42,351
Dongfeng Motor Group Co. Ltd. (Class H Stock)	34,000	34,074
ENN Energy Holdings Ltd.	2,000	19,344
Future Land Development Holdings Ltd.	36,000	44,879
Geely Automobile Holdings Ltd.	43,000	82,236
GF Securities Co. Ltd. (Class H Stock)	10,600	15,277
Greentown China Holdings Ltd.	13,000	13,039
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	14,000	61,969
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	30,800	66,871
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	67,800	152,041
Haitong Securities Co. Ltd. (Class H Stock)	25,200	32,682
Hengan International Group Co. Ltd.	6,500	57,255
Huadian Power International Corp. Ltd. (Class H Stock)	80,000	32,984
Huatai Securities Co. Ltd. (Class H Stock), 144A	16,800	33,661
Industrial & Commercial Bank of China Ltd. (Class H Stock)	898,000	658,571
Jiangxi Copper Co. Ltd. (Class H Stock)	65,000	86,667
Jiayuan International Group Ltd.	16,000	8,495
Kaisa Group Holdings Ltd.*	29,000	13,199
KWG Group Holdings Ltd.	17,000	20,596
Legend Holdings Corp. (Class H Stock), 144A	14,000	37,302
Lenovo Group Ltd.	704,000	634,334
Li Ning Co. Ltd.*	11,000	17,311
Logan Property Holdings Co. Ltd.	34,000	56,684
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	54,000	26,497
Metallurgical Corp. of China Ltd. (Class H Stock)	222,000	65,703
MMG Ltd.*	48,000	19,673
NetEase, Inc., ADR	112	27,042
Nexteer Automotive Group Ltd.	7,000	8,696

	Shares	Value
COMMON STOCKS (Continued)
China (Continued)
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	75,000	$32,161
PetroChina Co. Ltd. (Class H Stock)	1,130,000	733,448
PICC Property & Casualty Co. Ltd. (Class H Stock)	233,000	265,007
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	68,500	771,533
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	17,000	9,744
Renhe Commercial Holdings Co. Ltd.*	362,000	12,427
Shenzhen International Holdings Ltd.	6,000	12,773
Shenzhen Investment Ltd.	50,000	19,150
Shimao Property Holdings Ltd.	32,000	100,502
Shui On Land Ltd.	47,000	11,640
SINA Corp.*	1,189	70,436
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	26,415
Sinopharm Group Co. Ltd. (Class H Stock)	8,000	33,394
Sinotrans Ltd. (Class H Stock)	39,000	16,791
Sinotruk Hong Kong Ltd.	16,500	35,246
Tencent Holdings Ltd.	70,100	3,236,804
Tingyi Cayman Islands Holding Corp.	4,000	6,608
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	8,000	10,774
Towngas China Co. Ltd.*	18,000	14,166
Uni-President China Holdings Ltd.	27,000	26,542
Weichai Power Co. Ltd. (Class H Stock)	50,000	80,134
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	15,800	22,873
Yihai International Holding Ltd.	7,000	31,293
Yuexiu Property Co. Ltd.	78,000	18,814
Yum China Holdings, Inc.	7,415	333,008
Yuzhou Properties Co. Ltd.	26,000	15,763
YY, Inc., ADR*	203	17,054
Zhongsheng Group Holdings Ltd.	14,000	34,810

		19,257,302

Czech Republic — 0.0%
CEZ A/S	5,718	134,388
Komercni banka A/S	912	37,299

		171,687

Denmark — 0.2%
Carlsberg A/S (Class B Stock)	16,495	2,063,388
Coloplast A/S (Class B Stock)	379	41,628
Demant A/S*	3,852	114,082
DSV A/S	179	14,833
Genmab A/S*	1,190	206,730
GN Store Nord A/S	11,023	512,635
H. Lundbeck A/S	13,551	586,440
ISS A/S.	10,725	326,900
Novo Nordisk A/S (Class B Stock)	25,157	1,320,581
Royal Unibrew A/S	5,928	437,835
SimCorp A/S	539	52,121
Topdanmark A/S	704	35,186
Vestas Wind Systems A/S	149	12,550

		5,724,909

A263

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Finland — 0.2%
Huhtamaki OYJ	522	$19,453
Kesko OYJ (Class B Stock)	8,211	499,224
Kone OYJ (Class B Stock)	17,424	879,343
Neste OYJ	6,188	660,325
Nokia OYJ	72,990	415,556
Nordea Bank Abp	19,314	147,233
Orion OYJ (Class B Stock)	2,485	93,212
Outokumpu OYJ	14,783	53,862
Sampo OYJ (Class A Stock)	4,054	184,050
Valmet OYJ(a)	44,166	1,118,025

		4,070,283

France — 1.1%
Aeroports de Paris	1,503	291,183
Air Liquide SA	991	126,153
Airbus SE	5,972	792,227
Arkema SA	8,830	842,087
Atos SE	4,770	460,636
AXA SA	24,432	615,839
BioMerieux	424	35,090
BNP Paribas SA	5,338	255,779
Bureau Veritas SA	8,059	189,327
Capgemini SE	4,643	563,703
Carrefour SA	7,469	139,833
Casino Guichard Perrachon SA	2,385	103,575
Christian Dior SE	2,537	1,209,808
Cie de Saint-Gobain	13,902	505,325
Cie Generale des Etablissements Michelin SCA	3,797	449,784
CNP Assurances	6,841	150,557
Credit Agricole SA	6,679	80,789
Danone SA	11,249	867,437
Dassault Aviation SA	43	63,592
Dassault Systemes SE	571	85,295
Edenred	31,517	1,437,187
Eiffage SA	1,002	96,370
Engie SA	19,353	288,544
Faurecia SA	12,046	507,776
Gaztransport Et Technigaz SA	1,188	108,230
Hermes International	554	366,189
Ingenico Group SA	1,908	136,399
Ipsen SA	1,628	223,422
Kering SA	3,300	1,896,304
Korian SA	1,195	48,443
Lagardere SCA	3,292	84,811
L’Oreal SA	13,622	3,669,916
LVMH Moet Hennessy Louis Vuitton SE	2,229	820,586
Natixis SA	58,209	312,058
Pernod Ricard SA	4,146	744,956
Peugeot SA	8,643	211,368
Renault SA	1,851	122,712
Rexel SA	5,805	65,506
Rubis SCA	313	17,083
Safran SA	2,166	297,545
Sanofi	34,645	3,064,891
Sartorius Stedim Biotech	747	94,785
Schneider Electric SE	12,321	967,693
Societe Generale SA	3,853	111,589
Teleperformance	4,331	779,757

	Shares	Value
COMMON STOCKS (Continued)
France (Continued)
Thales SA	6,118	$733,923
TOTAL SA	29,862	1,660,657
Ubisoft Entertainment SA*	181	16,148
Veolia Environnement SA	22,133	495,257
Vinci SA	1,838	179,068
Wendel SA	194	24,462

		27,411,654

Germany — 0.9%
adidas AG	5,826	1,418,762
Allianz SE	7,843	1,749,257
alstria office REIT-AG	4,677	76,158
Aurubis AG	759	40,793
BASF SE	2,069	152,521
Bayer AG	12,673	820,017
Bayerische Motoren Werke AG	9,461	730,606
Beiersdorf AG	7,412	771,288
CANCOM SE	292	13,212
Covestro AG, 144A	2,297	126,713
Daimler AG	14,721	864,626
Deutsche Bank AG	6,156	50,262
Deutsche Boerse AG	11,266	1,447,217
Deutsche EuroShop AG	549	16,670
Deutsche Lufthansa AG	18,715	411,850
Deutsche Wohnen SE	9,402	456,648
E.ON SE	11,312	125,799
Evonik Industries AG	9,521	260,621
Evotec SE*	4,398	117,291
Fresenius Medical Care AG & Co. KGaA	1,393	112,730
Fresenius SE & Co. KGaA	3,780	211,497
Grand City Properties SA	811	19,596
Hannover Rueck SE	4,349	625,653
Hella GmbH & Co. KGaA	746	32,892
Henkel AG & Co. KGaA	4,964	472,604
HOCHTIEF AG	7,160	1,039,209
Jenoptik AG	363	13,569
Merck KGaA	4,957	565,964
METRO AG	12,427	206,515
MTU Aero Engines AG	6,344	1,439,659
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,880	682,336
Puma SE	58	33,685
Rational AG	22	13,605
RWE AG	311	8,342
Salzgitter AG	4,921	142,701
SAP SE	27,137	3,141,628
Siemens AG	4,497	484,572
Siemens Healthineers AG, 144A	7,000	292,281
Software AG	18,584	630,013
Suedzucker AG	14,233	181,898
Symrise AG	937	84,744
TAG Immobilien AG	5,286	130,709
Telefonica Deutschland Holding AG	122,475	385,232
TUI AG	20,532	197,237
Uniper SE	1,987	59,936
Volkswagen AG	3,293	536,779
Vonovia SE	10,287	534,216
Wirecard AG	1,179	148,887
Zalando SE, 144A*	844	32,966

A264

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (Continued)

		$22,111,966

Hong Kong — 0.3%
AIA Group Ltd.	170,200	1,703,311
Bank of East Asia Ltd. (The)	11,400	37,059
China Ding Yi Feng Holdings Ltd.*^	8,000	23,622
Chow Tai Fook Jewellery Group Ltd.	69,000	69,932
CK Asset Holdings Ltd.	25,000	222,342
CK Hutchison Holdings Ltd.	71,500	752,187
CLP Holdings Ltd.	17,000	197,064
Hang Lung Properties Ltd.	101,000	246,956
Henderson Land Development Co. Ltd.	24,380	155,374
HK Electric Investments & HK Electric Investments Ltd.	9,500	9,720
HKT Trust & HKT Ltd.	18,000	28,952
Hong Kong Exchanges & Clearing Ltd.	10,700	373,978
Hongkong Land Holdings Ltd.	19,600	139,553
Jardine Matheson Holdings Ltd.	2,300	143,785
Kerry Properties Ltd.	9,000	40,379
Kingboard Laminates Holdings Ltd.	19,000	20,059
Link REIT	26,500	310,128
MTR Corp. Ltd.	6,500	40,264
New World Development Co. Ltd.	146,000	242,376
NWS Holdings Ltd.	56,000	122,865
Sino Biopharmaceutical Ltd.	19,000	17,449
Sino Land Co. Ltd.	8,000	15,509
SSY Group Ltd.	18,000	16,804
Sun Hung Kai Properties Ltd.	67,000	1,151,287
Swire Pacific Ltd. (Class A Stock)	9,000	116,172
Swire Properties Ltd.	16,200	69,672
Techtronic Industries Co. Ltd.	2,000	13,506
VTech Holdings Ltd.	2,500	25,619
WH Group Ltd., 144A	510,000	546,844
Wharf Holdings Ltd. (The)	5,000	15,121
Wharf Real Estate Investment Co. Ltd.	10,000	74,583
Wheelock & Co. Ltd.	6,000	44,006

		6,986,478

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	17,317	198,464
OTP Bank Nyrt	8,971	394,900
Richter Gedeon Nyrt	7,971	150,577

		743,941

India — 0.2%
Aurobindo Pharma Ltd.	34,035	385,645
Balkrishna Industries Ltd.	759	10,927
Balrampur Chini Mills Ltd.	8,025	15,914
Bharat Electronics Ltd.	11,609	15,623
Bharat Forge Ltd.	1,251	9,269
Birlasoft Ltd.	4,598	6,556
Century Textiles & Industries Ltd.	958	12,915
Divi’s Laboratories Ltd.	6,665	163,931
Edelweiss Financial Services Ltd.	5,526	15,823
Escorts Ltd.	902	10,377
Glenmark Pharmaceuticals Ltd.	3,761	35,185
HCL Technologies Ltd.	27,512	432,576
HDFC Life Insurance Co. Ltd., 144A	11,921	65,248
Hero MotoCorp Ltd.	1,271	46,909

	Shares	Value
COMMON STOCKS (Continued)
India (Continued)
Hexaware Technologies Ltd.	1,945	$9,699
Hindalco Industries Ltd.	56,206	166,938
Hindustan Unilever Ltd.	10,616	261,910
Housing Development Finance Corp. Ltd.	9,399	267,487
Indiabulls Housing Finance Ltd.	1,291	16,037
Indraprastha Gas Ltd.	3,609	15,944
IndusInd Bank Ltd.	3,777	97,089
Info Edge India Ltd.	387	10,307
Infosys Ltd.	30,695	330,415
Jubilant Foodworks Ltd.	2,582	53,954
Jubilant Life Sciences Ltd.	1,317	12,666
Just Dial Ltd.*	11,976	104,346
KEC International Ltd.	2,182	9,473
Kotak Mahindra Bank Ltd.	7,837	151,092
KPIT Engineering Ltd.*^	4,598	5,419
LIC Housing Finance Ltd.	5,075	39,055
Mahindra & Mahindra Ltd.	2,507	24,430
Mindtree Ltd.	3,493	47,728
Motherson Sumi Systems Ltd.	3,975	8,609
Mphasis Ltd.	644	9,230
Nestle India Ltd.	81	12,845
NIIT Technologies Ltd.	1,421	27,247
Pidilite Industries Ltd.	3,105	55,923
Reliance Capital Ltd.	9,988	29,532
Reliance Infrastructure Ltd.	3,412	6,754
SBI Life Insurance Co. Ltd., 144A	2	17
Sun Pharmaceutical Industries Ltd.	31,002	214,525
Tata Consultancy Services Ltd.	40,268	1,165,742
Tata Global Beverages Ltd.	7,031	20,701
Tech Mahindra Ltd.	29,543	331,880
UltraTech Cement Ltd.	620	35,837
United Breweries Ltd.	634	12,788
United Spirits Ltd.*	25,713	206,010
UPL Ltd.	1,946	26,976
Vedanta Ltd.	52,779	140,445
Wipro Ltd.	23,560	86,814
Zee Entertainment Enterprises Ltd.	4,762	30,701

		5,273,463

Indonesia — 0.1%
Astra International Tbk PT	417,700	214,930
Bank Central Asia Tbk PT	239,300	466,375
Bank Mandiri Persero Tbk PT	347,700	182,391
Bank Negara Indonesia Persero Tbk PT	240,400	158,829
Bank Rakyat Indonesia Persero Tbk PT	277,300	80,414
Bukit ASAm Tbk PT	70,500	20,891
Gudang Garam Tbk PT	9,800	57,264
Matahari Department Store Tbk PT	22,600	6,508
Pabrik Kertas Tjiwi Kimia Tbk PT	17,500	13,591
Semen Indonesia Persero Tbk PT	34,600	33,979
Telekomunikasi Indonesia Persero Tbk PT	289,600	80,317
United Tractors Tbk PT	22,300	42,450

		1,357,939

Ireland — 0.1%
AIB Group PLC	91,823	412,624
Bank of Ireland Group PLC	91,426	544,906
Kerry Group PLC (Class A Stock)	2,649	296,094
Kingspan Group PLC	1,722	79,750

A265

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (Continued)
Smurfit Kappa Group PLC	5,598	$156,674

		1,490,048

Israel — 0.0%
Bank Leumi Le-Israel BM	13,797	90,036
Check Point Software Technologies Ltd.*	1,322	167,220
Delek Group Ltd.	79	13,637
Paz Oil Co. Ltd.	69	10,293
Teva Pharmaceutical Industries Ltd., ADR*	1,757	27,550

		308,736

Italy — 0.3%
A2A SpA	11,536	21,066
Amplifon SpA	9,596	187,354
Assicurazioni Generali SpA	46,036	853,293
Davide Campari-Milano SpA	14,842	145,820
Enel SpA	21,236	136,212
Eni SpA	15,960	282,513
Ferrari NV	13,371	1,798,193
Hera SpA	22,222	80,517
Interpump Group SpA	1,526	49,862
Mediobanca Banca di Credito Finanziario SpA	43,319	451,144
Moncler SpA	34,817	1,405,950
Poste Italiane SpA, 144A	15,974	155,566
Recordati SpA	3,679	143,375
Saras SpA	44,695	82,888
Terna Rete Elettrica Nazionale SpA	170,456	1,082,160
UniCredit SpA	27,770	356,600

		7,232,513

Japan — 2.5%
Advantest Corp.	18,700	435,750
Aeon Co. Ltd.	6,700	140,430
Aeon Mall Co. Ltd.	4,400	72,311
AGC, Inc.	4,400	154,055
Aica Kogyo Co. Ltd.	600	20,018
Air Water, Inc.	19,100	276,975
Aisin Seiki Co. Ltd.	1,100	39,278
Alfresa Holdings Corp.	7,600	216,531
Amada Holdings Co. Ltd.	9,900	97,991
ANA Holdings, Inc.	4,400	161,346
Anritsu Corp.	1,000	18,546
Aoyama Trading Co. Ltd.	2,300	52,297
Asahi Group Holdings Ltd.	8,900	396,499
Asahi Kasei Corp.	12,600	130,119
Astellas Pharma, Inc.	132,700	1,992,459
Benesse Holdings, Inc.	1,800	46,703
Brother Industries Ltd.	1,800	33,312
Calbee, Inc.	600	16,165
Capcom Co. Ltd.	2,100	47,028
Central Japan Railway Co.	500	116,117
Chiyoda Corp.*	400	955
Chubu Electric Power Co., Inc.	29,800	465,180
Chugai Pharmaceutical Co. Ltd.	4,400	304,555
Chugoku Electric Power Co., Inc. (The)	12,500	155,838
Citizen Watch Co. Ltd.	12,800	71,316
Coca-Cola Bottlers Japan Holdings, Inc.	4,300	108,827
Dai Nippon Printing Co. Ltd.	4,600	110,078

	Shares	Value
COMMON STOCKS (Continued)
Japan (Continued)
Dai-ichi Life Holdings, Inc.	81,100	$1,127,137
Daiichi Sankyo Co. Ltd.	7,400	349,534
Daito Trust Construction Co. Ltd.	6,500	905,110
Daiwa House Industry Co. Ltd.	13,700	435,403
Daiwa House REIT Investment Corp.	22	48,786
Daiwa Securities Group, Inc.	36,000	175,375
Denso Corp.	1,300	50,686
Dentsu, Inc.	1,500	63,379
DIC Corp.	400	11,683
Dip Corp.	600	10,371
DMG Mori Co. Ltd.	12,100	150,180
East Japan Railway Co.	12,200	1,176,904
Eisai Co. Ltd.	3,600	202,507
Electric Power Development Co. Ltd.	3,300	80,372
FamilyMart UNY Holdings Co. Ltd.	600	15,294
Fast Retailing Co. Ltd.	500	235,221
Fuji Media Holdings, Inc.	2,600	35,890
FUJIFILM Holdings Corp.	11,300	514,030
Fujitsu Ltd.	6,000	432,827
Glory Ltd.	1,500	35,993
GungHo Online Entertainment, Inc.	8,300	30,190
Hakuhodo DY Holdings, Inc.	2,400	38,587
Hikari Tsushin, Inc.	200	37,907
Hisamitsu Pharmaceutical Co., Inc.	500	23,005
Hitachi Capital Corp.	600	13,906
Hitachi Ltd.	11,800	382,123
Honda Motor Co. Ltd.	16,000	432,901
Horiba Ltd.	400	22,269
Hoshizaki Corp.	1,600	99,206
Hoya Corp.	6,200	410,363
Hulic Co. Ltd.	13,500	132,347
Idemitsu Kosan Co. Ltd.	13,196	439,960
Iida Group Holdings Co. Ltd.	15,600	282,605
Inpex Corp.	68,400	647,719
ITOCHU Corp.	31,100	562,972
Iyo Bank Ltd. (The)	2,800	14,808
Japan Exchange Group, Inc.	1,600	28,538
Japan Post Bank Co. Ltd.	37,600	410,315
Japan Post Holdings Co. Ltd.(a)	71,500	836,724
Japan Prime Realty Investment Corp., REIT	32	131,785
Japan Real Estate Investment Corp.	36	212,170
Japan Retail Fund Investment Corp., REIT	95	190,921
Japan Steel Works Ltd. (The)	500	9,216
Japan Tobacco, Inc.	80,000	1,982,890
JTEKT Corp.	4,700	57,853
JXTG Holdings, Inc.	389,500	1,776,317
Kakaku.com, Inc.	1,900	36,490
Kaneka Corp.	900	33,719
Kansai Electric Power Co., Inc. (The)	16,900	249,203
Kansai Paint Co. Ltd.	1,100	20,944
Kao Corp.	7,500	591,859
KDDI Corp.	7,600	163,574
Keyence Corp.	300	187,322
Kikkoman Corp.	2,700	132,638
Kirin Holdings Co. Ltd.	84,600	2,017,254
Kobayashi Pharmaceutical Co. Ltd.	1,700	143,606
Komeri Co. Ltd.	500	12,243
Konami Holdings Corp.	7,200	312,418
Kose Corp.(a)	900	165,488

A266

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (Continued)
Kyowa Hakko Kirin Co. Ltd.	4,800	$104,850
Kyushu Electric Power Co., Inc.	16,500	194,723
Lintec Corp.	500	10,807
Lion Corp.	1,800	37,853
LIXIL Group Corp.	15,100	201,354
M3, Inc.	1,300	21,872
Mabuchi Motor Co. Ltd.	400	13,913
Marubeni Corp.	47,100	325,786
Marui Group Co. Ltd.	1,300	26,278
Medipal Holdings Corp.	10,400	247,188
MEIJI Holdings Co. Ltd.	2,800	227,294
Miraca Holdings, Inc.	3,400	84,335
Mitsubishi Chemical Holdings Corp.	116,700	822,045
Mitsubishi Estate Co. Ltd.	28,500	516,687
Mitsubishi Gas Chemical Co., Inc.	11,400	162,791
Mitsubishi Motors Corp.	50,800	270,124
Mitsubishi Tanabe Pharma Corp.	3,800	50,821
Mitsubishi UFJ Financial Group, Inc.	622,500	3,083,643
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,202
Mitsui & Co. Ltd.	75,800	1,177,862
Mitsui Fudosan Co. Ltd.	17,200	433,408
Mixi, Inc.	4,000	92,496
Mizuho Financial Group, Inc.(a)	476,900	737,797
MS&AD Insurance Group Holdings, Inc.	30,000	911,796
Nikon Corp.	4,500	63,548
Nintendo Co. Ltd.	2,300	655,785
Nippon Building Fund, Inc.	52	351,974
Nippon Light Metal Holdings Co. Ltd.	6,000	13,156
Nippon Prologis REIT, Inc.	14	29,799
Nippon Steel Corp.	7,700	135,998
Nippon Telegraph & Telephone Corp.	34,900	1,482,255
Nissan Motor Co. Ltd.	39,200	321,461
Nisshin Seifun Group, Inc.	1,900	43,635
Nisshinbo Holdings, Inc.	1,100	9,614
Nissin Foods Holdings Co. Ltd.	500	34,346
Nitori Holdings Co. Ltd.	600	77,496
Nitto Denko Corp.	9,300	489,119
NOK Corp.	1,400	21,771
Nomura Holdings, Inc.	21,600	77,797
Nomura Real Estate Holdings, Inc.	4,300	82,579
Nomura Real Estate Master Fund, Inc., REIT	159	234,022
Nomura Research Institute Ltd.	7,400	336,497
NS Solutions Corp.	500	13,485
NTN Corp.	7,100	21,028
NTT DOCOMO, Inc.	39,300	870,920
Obic Co. Ltd.	3,300	332,551
Oji Holdings Corp.	4,400	27,329
Olympus Corp.	13,200	143,304
Ono Pharmaceutical Co. Ltd.	6,100	119,643
Oracle Corp.	5,600	375,821
Oriental Land Co. Ltd.	1,600	181,868
ORIX Corp.	45,000	645,863
Osaka Gas Co. Ltd.	4,000	78,953
Otsuka Corp.	8,000	298,577
Otsuka Holdings Co. Ltd.	5,700	224,007
Pan Pacific International Holdings Corp.	1,200	79,660
Persol Holdings Co. Ltd.	3,500	56,770
Pola Orbis Holdings, Inc.	16,000	510,532

	Shares	Value
COMMON STOCKS (Continued)
Japan (Continued)
Rakuten, Inc.	7,100	$67,300
Recruit Holdings Co. Ltd.	10,000	285,983
Resona Holdings, Inc.	254,200	1,099,922
Resorttrust, Inc.	700	9,484
Rohm Co. Ltd.	400	24,955
Santen Pharmaceutical Co. Ltd.	1,500	22,364
SBI Holdings, Inc.	1,500	33,471
SCSK Corp.	500	22,265
Secom Co. Ltd.	7,400	633,841
Seino Holdings Co. Ltd.	1,200	16,001
Seven & i Holdings Co. Ltd.	9,000	339,596
Shimizu Corp.	4,200	36,512
Shin-Etsu Chemical Co. Ltd.	16,200	1,359,909
Shionogi & Co. Ltd.	6,600	409,461
Shiseido Co. Ltd.	5,400	389,971
Showa Denko KK	3,000	105,899
SoftBank Group Corp.	1,900	184,733
Sohgo Security Services Co. Ltd.	3,100	134,945
Sompo Holdings, Inc.	20,100	742,823
Sony Corp.	500	21,007
Sony Financial Holdings, Inc.(a)	6,900	129,840
Subaru Corp.	6,000	136,723
Sumitomo Chemical Co. Ltd.	90,800	422,594
Sumitomo Corp.	23,600	326,557
Sumitomo Dainippon Pharma Co. Ltd.	2,400	59,446
Sumitomo Mitsui Financial Group, Inc.	68,200	2,384,477
Sumitomo Mitsui Trust Holdings, Inc.(a)	9,000	323,375
Sumitomo Realty & Development Co. Ltd.	12,200	505,541
Sumitomo Rubber Industries Ltd.	3,200	38,332
Suntory Beverage & Food Ltd.	1,000	46,914
Suruga Bank Ltd.*	61,000	282,365
Suzuken Co. Ltd.	5,200	301,587
T&D Holdings, Inc.	14,800	155,319
Taiheiyo Cement Corp.	1,400	46,693
Taisei Corp.	2,200	102,197
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	171,638
Takashimaya Co. Ltd.	4,500	59,951
Takeda Pharmaceutical Co. Ltd.	14,250	579,380
Teijin Ltd.	2,100	34,643
Terumo Corp.	6,200	189,460
TIS, Inc.	3,400	160,959
Toho Gas Co. Ltd.	500	22,463
Tohoku Electric Power Co., Inc.	15,200	193,754
Tokai Tokyo Financial Holdings, Inc.	2,300	8,334
Tokio Marine Holdings, Inc.	37,800	1,829,302
Tokyo Broadcasting System Holdings, Inc.	600	10,971
Tokyo Century Corp.	500	21,748
Tokyo Electric Power Co. Holdings, Inc.*	19,600	123,922
Tokyo Electron Ltd.	3,200	462,812
Tokyo Gas Co. Ltd.	8,600	232,448
Tokyo Tatemono Co. Ltd.	1,200	14,712
Tokyu Fudosan Holdings Corp.	35,500	212,419
Toppan Printing Co. Ltd.	13,600	205,453
Toshiba Corp.	1,500	47,732
Toyo Seikan Group Holdings Ltd.	16,300	333,918
Toyo Suisan Kaisha Ltd.	200	7,614
Toyobo Co. Ltd.	800	10,222
Toyota Boshoku Corp.	1,500	22,689
Toyota Motor Corp.	24,500	1,436,276

A267

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (Continued)
Trend Micro, Inc.	4,700	$228,548
TS Tech Co. Ltd.	200	5,752
Ube Industries Ltd.	500	10,264
Ulvac, Inc.	5,900	170,387
United Urban Investment Corp.	63	99,471
Yahoo Japan Corp.	24,300	59,561
Yamada Denki Co. Ltd.	2,600	12,811
Yamaha Motor Co. Ltd.	1,500	29,424
Yamazaki Baking Co. Ltd.	4,900	79,477
Zeon Corp.	11,700	118,602
ZOZO, Inc.	1,000	18,829

		61,647,152

Jordan — 0.0%
Hikma Pharmaceuticals PLC	494	11,554

Luxembourg — 0.0%
Reinet Investments SCA	887	15,166
RTL Group SA	550	30,062
Tenaris SA	4,015	56,636

		101,864

Macau — 0.0%
Galaxy Entertainment Group Ltd. (Class L Stock)	19,000	129,703
Sands China Ltd.	37,200	187,475
SJM Holdings Ltd.	98,000	111,995
Wynn Macau Ltd.	8,000	18,924

		448,097

Malaysia — 0.0%
CIMB Group Holdings Bhd	14,800	18,695
Fraser & Neave Holdings Bhd	2,300	19,609
Genting Bhd	129,500	210,931
Malayan Banking Bhd	18,500	41,985
Petronas Chemicals Group Bhd	13,500	30,300
Public Bank Bhd	21,900	124,222
QL Resources Bhd	9,900	16,704
Tenaga Nasional Bhd	9,200	28,558

		491,004

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	58,384	61,902
Alsea SAB de CV	5,100	10,678
America Movil SAB de CV (Class L Stock)	1,085,308	775,530
Banco del Bajio SA, 144A	6,600	13,108
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	4,600	6,283
Cemex SAB de CV, UTS*	111,900	52,231
Coca-Cola Femsa SAB de CV (Class L Stock)	4,600	30,396
Fresnillo PLC	56,132	636,226
Gruma SAB de CV (Class B Stock)	2,385	24,425
Grupo Aeroportuario del Centro Norte SAB de CV	3,100	17,477
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,300	20,390
Grupo Bimbo SAB de CV (Class A Stock)	14,200	29,621
Grupo Elektra SAB de CV (Class A Stock)	1,108	59,955

	Shares	Value
COMMON STOCKS (Continued)
Mexico (Continued)
Grupo Financiero Banorte SAB de CV (Class O Stock)	16,532	$89,813
Grupo Televisa SAB, UTS	8,000	17,681
Industrias Penoles SAB de CV	1,235	15,412
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	13,700	23,193
Megacable Holdings SAB de CV, UTS	4,800	22,261
Mexichem SAB de CV	19,787	47,301
Wal-Mart de Mexico SAB de CV	454,064	1,213,863

		3,167,746

Mongolia — 0.0%
Turquoise Hill Resources Ltd.*	44,992	74,069

Netherlands — 0.7%
ABN AMRO Group NV, CVA, GDR, 144A	21,156	477,609
Adyen NV, 144A*	1,291	1,014,778
Aegon NV	108,945	526,079
ASR Nederland NV	285	11,884
BE Semiconductor Industries NV	12,556	334,892
EXOR NV	217	14,130
Flow Traders, 144A	579	15,982
Heineken Holding NV	5,405	542,093
Heineken NV	3,406	359,694
ING Groep NV	84,576	1,025,241
Koninklijke Ahold Delhaize NV	101,214	2,693,249
Koninklijke DSM NV	5,180	565,770
Koninklijke KPN NV	181,264	575,008
Koninklijke Philips NV	23,165	946,280
Koninklijke Vopak NV	960	45,981
NN Group NV	16,626	691,734
Royal Dutch Shell PLC (Class A Stock)	97,151	3,054,660
Royal Dutch Shell PLC (Class B Stock)	79,714	2,521,982
TomTom NV*	1,678	14,106
Wolters Kluwer NV	29,997	2,045,023

		17,476,175

New Zealand — 0.0%
a2 Milk Co. Ltd.*	4,860	47,096
Fisher & Paykel Healthcare Corp. Ltd.	14,479	154,571
Fletcher Building Ltd.	4,994	16,822
Ryman Healthcare Ltd.	30,021	251,023
Xero Ltd.*	501	17,340

		486,852

Norway — 0.2%
Aker Solutions ASA*	29,571	149,588
Austevoll Seafood ASA	1,226	14,528
DNB ASA	73,684	1,359,147
Equinor ASA	9,406	206,241
Grieg Seafood ASA	959	11,651
Salmar ASA	5,244	252,041
Storebrand ASA	5,423	42,307
Telenor ASA	55,333	1,109,036
TGS NOPEC Geophysical Co. ASA	28,000	766,377
Yara International ASA	8,143	333,977

		4,244,893

Philippines — 0.0%
Ayala Corp.	2,120	37,948

A268

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Philippines (Continued)
Ayala Land, Inc.	92,600	$79,159
JG Summit Holdings, Inc.	16,720	20,238
Metropolitan Bank & Trust Co.	19,185	29,239
San Miguel Corp.	3,390	11,237
SM Prime Holdings, Inc.	37,200	28,234
Universal Robina Corp.	6,730	19,499

		225,554

Poland — 0.1%
Bank Polska Kasa Opieki SA	13,694	392,657
Grupa Lotos SA	4,359	94,813
KGHM Polska Miedz SA*	8,962	250,265
PGE Polska Grupa Energetyczna SA*	14,928	38,679
Polski Koncern Naftowy ORLEN SA	18,837	480,165
Polskie Gornictwo Naftowe i Gazownictwo SA	86,512	141,048
Powszechna Kasa Oszczednosci Bank Polski SA	2,332	23,451
Powszechny Zaklad Ubezpieczen SA	35,929	379,290
Santander Bank Polska SA	431	42,749

		1,843,117

Portugal — 0.0%
Galp Energia SGPS SA (Class B Stock)	57,329	919,728

Russia — 0.1%
Alrosa PJSC	23,050	32,481
Gazprom PJSC	111,901	254,546
Inter RAO UES PJSC	315,000	17,948
LUKOIL PJSC	5,066	453,520
Magnit PJSC, GDR	3,113	43,962
Magnitogorsk Iron & Steel Works PJSC	12,600	8,648
MMC Norilsk Nickel PJSC	691	143,960
Mobile TeleSystems PJSC, ADR	5,427	41,028
Novolipetsk Steel PJSC	4,950	12,829
PhosAgro PJSC, GDR	1,268	15,960
Severstal PJSC	1,880	29,395
Surgutneftegas PJSC	62,795	23,580
Tatneft PJSC	16,075	184,286

		1,262,143

Singapore — 0.2%
Ascendas Real Estate Investment Trust, REIT	315,600	677,809
CapitaLand Commercial Trust	176,600	252,935
CapitaLand Ltd.	247,800	668,503
CapitaLand Mall Trust	343,800	603,739
ComfortDelGro Corp. Ltd.	15,800	30,005
DBS Group Holdings Ltd.	16,300	304,309
Genting Singapore Ltd.	770,400	592,837
IGG, Inc.	11,000	15,251
Jardine Cycle & Carriage Ltd.	1,900	45,627
Keppel Corp. Ltd.	38,900	178,912
Mapletree Commercial Trust, REIT	20,200	28,172
Mapletree Industrial Trust, REIT	8,300	12,864
Mapletree Logistics Trust	13,900	14,974
Oversea-Chinese Banking Corp. Ltd.	28,600	233,173
Singapore Exchange Ltd.	7,300	39,428
Singapore Technologies Engineering Ltd.	121,600	335,867
Suntec Real Estate Investment Trust	328,000	472,564

	Shares	Value
COMMON STOCKS (Continued)
Singapore (Continued)
United Overseas Bank Ltd.	18,200	$338,180

		4,845,149

South Africa — 0.1%
Absa Group Ltd.	5,183	54,737
African Rainbow Minerals Ltd.	1,413	16,646
Anglo American Platinum Ltd.	2,352	120,017
Anglo American PLC, (XJSE)	10,478	279,805
Anglo American PLC, (XMTF)	16,730	448,760
AngloGold Ashanti Ltd.	5,200	69,018
Aspen Pharmacare Holdings Ltd.	3,426	22,102
Barloworld Ltd.	1,017	8,971
Bidvest Group Ltd. (The)	4,914	65,983
Clicks Group Ltd.	1,507	19,255
FirstRand Ltd.	42,453	185,811
Growthpoint Properties Ltd.	22,680	38,427
Imperial Logistics Ltd.	2,273	9,454
Investec Ltd.	11,346	66,325
Investec PLC	10,422	60,152
Kumba Iron Ore Ltd.	1,306	38,940
Liberty Holdings Ltd.	3,862	27,017
MMI Holdings Ltd.	19,350	22,275
Naspers Ltd. (Class N Stock)	2,245	519,364
Nedbank Group Ltd.	2,390	41,692
Netcare Ltd.	11,742	18,992
Redefine Properties Ltd.	41,093	27,644
Remgro Ltd.	8,573	110,352
RMB Holdings Ltd.	11,625	61,262
Sanlam Ltd.	23,915	122,316
SPAR Group Ltd. (The)	2,467	32,850
Standard Bank Group Ltd.	26,360	339,011

		2,827,178

South Korea — 0.2%
Amorepacific Corp.	380	63,313
Celltrion, Inc.*	875	140,007
Doosan Bobcat, Inc.	866	23,593
Doosan Infracore Co. Ltd.*	797	4,967
Fila Korea Ltd.	504	34,717
Hana Financial Group, Inc.	3,067	98,333
Hanwha Aerospace Co. Ltd.*	609	18,493
Hanwha Chemical Corp.	1,701	31,428
Hyundai Mobis Co. Ltd.	416	76,375
Hyundai Motor Co.	1,619	170,535
Industrial Bank of Korea	5,566	68,946
KB Financial Group, Inc.	3,424	126,336
Kia Motors Corp.	7,535	234,084
Korea Electric Power Corp.*	1,932	50,879
Korea Zinc Co. Ltd.	279	114,113
KT Corp.	38	917
LG Electronics, Inc.	5,447	361,193
LG Household & Health Care Ltd.	146	182,262
LG Uplus Corp.	889	12,110
Medy-Tox, Inc.	39	20,130
NAVER Corp.	661	72,313
NH Investment & Securities Co. Ltd.	5,622	66,613
Poongsan Corp.	532	13,573
POSCO	1,887	420,276
Samsung Electro-Mechanics Co. Ltd.	931	85,946

A269

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (Continued)
Samsung Electronics Co. Ltd.	30,163	$1,188,099
Samsung Life Insurance Co. Ltd.	280	20,731
Samsung SDI Co. Ltd.	52	9,843
Samsung SDS Co. Ltd.	947	196,112
Shinhan Financial Group Co. Ltd.	5,734	212,052
SillaJen, Inc.*	594	33,818
SK Innovation Co. Ltd.	1,698	268,452
ViroMed Co. Ltd.*	136	33,692

		4,454,251

Spain — 0.4%
Acciona SA	3,480	387,903
ACS Actividades de Construccion y Servicios SA	13,518	594,433
Aena SME SA, 144A	7,935	1,430,746
Almirall SA	545	9,316
Banco Bilbao Vizcaya Argentaria SA	378,058	2,165,900
Banco Santander SA	282,860	1,320,188
Bankia SA	7,816	20,276
Bankinter SA	37,536	286,245
CaixaBank SA	128,472	402,540
Cia de Distribucion Integral Logista Holdings SA	473	11,152
Endesa SA	35,299	900,907
Grifols SA	4,731	132,752
Industria de Diseno Textil SA	3,794	111,663
Mapfre SA	62,596	172,643
Mediaset Espana Comunicacion SA	112,854	844,044
Melia Hotels International SA	2,276	21,164
Red Electrica Corp. SA	7,974	169,919
Telefonica SA	35,758	300,023

		9,281,814

Sweden — 0.3%
Alfa Laval AB	1,214	27,916
Atlas Copco AB (Class A Stock)	859	23,102
Castellum AB	1,236	23,995
Epiroc AB (Class A Stock)*	1,165	11,760
Essity AB (Class B Stock)	21,622	624,289
Evolution Gaming Group AB, 144A	154	12,151
Fabege AB	15,002	217,854
Fastighets AB Balder (Class B Stock)*	3,321	106,578
Hennes & Mauritz AB (Class B Stock)	6,161	102,683
ICA Gruppen AB	11,529	462,486
Lundin Petroleum AB	10,295	349,487
Sandvik AB	864	14,077
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	118,693	1,028,659
SSAB AB (Class A Stock)	62,774	226,513
Svenska Cellulosa AB SCA (Class B Stock)	5,584	48,489
Svenska Handelsbanken AB (Class A Stock)	959	10,123
Swedbank AB (Class A Stock)	5,108	72,223
Swedish Match AB	12,241	624,395
Volvo AB (Class B Stock)	129,202	2,004,690

		5,991,470

Switzerland — 0.9%
Baloise Holding AG	883	146,149

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (Continued)
Barry Callebaut AG	68	$122,966
Credit Suisse Group AG*	28,320	330,631
Flughafen Zurich AG	2,946	538,767
Galenica AG, 144A*	2,431	120,505
Georg Fischer AG	316	288,891
IWG PLC	30,555	99,304
Logitech International SA	44,219	1,734,837
Nestle SA	50,363	4,802,439
Novartis AG	42,398	4,084,806
OC Oerlikon Corp. AG*	48,427	621,780
Pargesa Holding SA	256	20,078
PSP Swiss Property AG	1,668	181,360
Roche Holding AG, (XVTX)	20,691	5,716,418
Sika AG	1,813	254,563
Sonova Holding AG	1,131	224,012
STMicroelectronics NV	1,618	24,033
Straumann Holding AG	107	87,603
Sunrise Communications Group AG, 144A*	3,899	287,733
Swiss Life Holding AG*	812	358,607
Swiss Re AG	6,884	673,351
Temenos AG*	2,028	300,088
UBS Group AG*	43,991	534,236
Zurich Insurance Group AG	2,906	963,659

		22,516,816

Taiwan — 0.3%
Accton Technology Corp.	5,000	20,335
Arcadyan Technology Corp.	4,000	12,162
ASE Technology Holding Co. Ltd.	6,000	13,171
AU Optronics Corp.	481,000	177,149
Cathay Financial Holding Co. Ltd.	243,000	354,844
Chailease Holding Co. Ltd.	3,000	12,294
China Development Financial Holding Corp.	42,000	14,047
China Life Insurance Co. Ltd.	178,014	151,212
China Steel Corp.	201,000	164,865
Chipbond Technology Corp.	8,000	18,507
Compal Electronics, Inc.	270,000	168,036
CTBC Financial Holding Co. Ltd.	721,680	479,357
Delta Electronics, Inc.	54,000	279,536
Elan Microelectronics Corp.	6,000	17,300
Formosa Chemicals & Fibre Corp.	4,000	14,536
Formosa Petrochemical Corp.	44,000	164,980
Fubon Financial Holding Co. Ltd.	447,000	668,004
General Interface Solution Holding Ltd.	5,000	18,787
Innolux Corp.	288,000	93,595
Largan Precision Co. Ltd.	1,000	150,103
Lite-On Technology Corp.	30,189	43,960
MediaTek, Inc.	66,000	606,626
Novatek Microelectronics Corp.	17,000	109,368
Powertech Technology, Inc.	16,000	37,857
Quanta Computer, Inc.	87,000	163,454
Radiant Opto-Electronics Corp.	43,000	137,940
Realtek Semiconductor Corp.	8,000	47,403
Simplo Technology Co. Ltd.	2,400	21,218
Sitronix Technology Corp.	4,000	18,462
TaiMed Biologics, Inc.*	1,000	5,481
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	2,407,565
TCI Co. Ltd.	1,149	15,805

A270

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (Continued)
TPK Holding Co. Ltd.	6,000	$11,396
Tripod Technology Corp.	4,000	12,960
Unimicron Technology Corp.	19,000	18,363
Uni-President Enterprises Corp.	345,000	838,330
Wistron NeWeb Corp.	9,000	23,729
WPG Holdings Ltd.	33,120	43,234
Yuanta Financial Holding Co. Ltd.	461,000	262,655

		7,818,626

Thailand — 0.0%
Bangkok Chain Hospital PCL, NVDR	17,200	9,231
Bangkok Dusit Medical Services PCL, NVDR	158,400	124,000
Berli Jucker PCL, NVDR	103,500	161,915
Gulf Energy Development PCL	4,900	14,758
Gulf Energy Development PCL, NVDR	4,000	12,049
Muangthai Capital PCL, NVDR	11,700	16,299
Thanachart Capital PCL, NVDR	14,700	25,315
Total Access Communication PCL, NVDR	39,300	65,921
True Corp. PCL, NVDR	1,852,500	279,174

		708,662

Turkey — 0.0%
Akbank T.A.S.*	93,202	106,203
Coca-Cola Icecek A/S	1,926	10,513
Enerjisa Enerji A/S, 144A	7,212	6,691
Eregli Demir ve Celik Fabrikalari TAS	31,046	50,983
Haci Omer Sabanci Holding A/S	47,687	67,160
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	257,000	110,879
KOC Holding A/S	7,820	22,688
Koza Anadolu Metal Madencilik Isletmeleri A/S*	9,814	9,873
TAV Havalimanlari Holding A/S	7,514	31,527
Tekfen Holding A/S	2,660	10,796
Tupras Turkiye Petrol Rafinerileri A/S	386	8,649
Turk Telekomunikasyon A/S*	33,203	26,054
Turkiye Garanti Bankasi A/S	97,031	145,840
Turkiye Is Bankasi A/S (Class C Stock)	325,332	322,518
Turkiye Vakiflar Bankasi TAO (Class D Stock)	30,519	24,928
Ulker Biskuvi Sanayi A/S	2,710	8,291
Vestel Elektronik Sanayi ve Ticaret A/S*	5,683	13,210
Yapi ve Kredi Bankasi A/S*	26,515	10,172

		986,975

United Arab Emirates — 0.0%
NMC Health PLC	3,709	110,535

United Kingdom — 1.5%
Admiral Group PLC	4,300	121,669
Ashmore Group PLC	12,700	70,680
Ashtead Group PLC	11,216	270,943
Associated British Foods PLC	2	64
AstraZeneca PLC	9,950	792,733
Auto Trader Group PLC, 144A	122,198	830,683
Aviva PLC	33,391	179,588
Babcock International Group PLC	11,823	76,098
Barclays PLC	101,322	204,270
Barratt Developments PLC	75,601	590,910

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (Continued)
BBA Aviation PLC	5,825	$18,925
boohoo Group PLC*	7,296	17,987
Bovis Homes Group PLC	12,423	172,127
BP PLC	321,790	2,343,087
British American Tobacco PLC	25,457	1,060,912
British Land Co. PLC (The)	24,978	191,754
Centrica PLC	211,527	314,769
Close Brothers Group PLC	3,713	70,354
Coca-Cola European Partners PLC	6,451	333,775
Compass Group PLC	43,991	1,034,068
Croda International PLC	3,144	206,694
Derwent London PLC	581	24,413
Diageo PLC	86,435	3,534,612
Dialog Semiconductor PLC*	14,702	447,315
Direct Line Insurance Group PLC	147,482	678,875
Electrocomponents PLC	14,390	105,453
Experian PLC	3,939	106,775
Fevertree Drinks PLC	2,226	87,776
Fiat Chrysler Automobiles NV*	13,876	206,991
GlaxoSmithKline PLC	86,998	1,808,128
Greggs PLC	1,059	25,405
Hammerson PLC	2,944	12,888
Hays PLC	87,011	170,012
HSBC Holdings PLC	340,726	2,765,726
IG Group Holdings PLC	61,930	419,758
Imperial Brands PLC	3,332	113,982
Inchcape PLC	32,121	239,194
InterContinental Hotels Group PLC	2,973	178,886
Intertek Group PLC	17,311	1,096,391
J Sainsbury PLC	49,071	150,784
JD Sports Fashion PLC	7,959	52,168
Jupiter Fund Management PLC	15,979	75,322
Land Securities Group PLC	16,263	193,580
Legal & General Group PLC	420,379	1,510,097
Liberty Global PLC (Class A Stock)*	1,973	49,167
Liberty Global PLC (Class C Stock)*	23,098	559,202
Linde PLC	7,673	1,349,911
Lloyds Banking Group PLC	89,982	72,974
Man Group PLC	84,852	149,922
Marks & Spencer Group PLC	51,130	185,538
Mondi Ltd.	2,470	54,590
Moneysupermarket.com Group PLC	75,007	363,737
National Grid PLC	139,188	1,543,026
Next PLC	3,002	218,205
Pagegroup PLC	3,529	21,635
Pearson PLC	11,866	129,239
Persimmon PLC	3,557	100,704
Petrofac Ltd.	52,300	333,730
Reckitt Benckiser Group PLC	6,329	526,759
RELX PLC, (XLON)	2,809	60,099
Rentokil Initial PLC	7,979	36,772
Royal Bank of Scotland Group PLC	92,396	297,844
Royal Mail PLC	129,520	402,204
RSA Insurance Group PLC	10,297	68,188
Segro PLC	15,859	139,166
Severn Trent PLC	6,522	167,877
Smith & Nephew PLC	4,662	92,540
SSE PLC	11,731	181,416
SSP Group PLC	7,247	65,456

A271

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (Continued)
St. James’s Place PLC	672	$9,011
Standard Chartered PLC	45,714	352,206
Standard Life Aberdeen PLC	9,975	34,340
Subsea 7 SA	2,583	32,114
Tate & Lyle PLC	11,805	111,635
TechnipFMC PLC	7,182	168,920
Tesco PLC	66,901	202,420
Unilever NV, CVA	29,136	1,695,924
Unilever PLC	12,903	740,099
United Utilities Group PLC	11,109	117,905
Victrex PLC	634	17,833
Vodafone Group PLC	264,381	482,320
WH Smith PLC	634	17,541
Whitbread PLC	4,543	300,627
William Hill PLC	72,471	151,657
Wm Morrison Supermarkets PLC	378,414	1,123,652

		35,634,726

United States — 20.3%
3M Co.	10,932	2,271,451
Abbott Laboratories	21,866	1,747,968
AbbVie, Inc.	32,382	2,609,666
ABIOMED, Inc.*	505	144,223
Accenture PLC (Class A Stock)	2,189	385,308
ACI Worldwide, Inc.*	2,589	85,100
Activision Blizzard, Inc.	7,859	357,820
Adobe, Inc.*	11,413	3,041,450
Advance Auto Parts, Inc.	6,756	1,152,101
Advanced Micro Devices, Inc.*	1,088	27,766
Affiliated Managers Group, Inc.	1,720	184,229
Aflac, Inc.	15,601	780,050
Agilent Technologies, Inc.	4,008	322,163
Air Products & Chemicals, Inc.	7,988	1,525,388
Akamai Technologies, Inc.*	854	61,240
Align Technology, Inc.*	845	240,259
Allegion PLC	7,115	645,402
Allergan PLC	8,154	1,193,827
Allstate Corp. (The)	14,676	1,382,185
Ally Financial, Inc.	2,601	71,501
Alphabet, Inc. (Class A Stock)*	4,997	5,880,919
Alphabet, Inc. (Class C Stock)*	6,557	7,693,394
Altice USA, Inc. (Class A Stock)(a)	18,252	392,053
Altria Group, Inc.	21,575	1,239,052
Amazon.com, Inc.*	9,969	17,752,297
AMC Networks, Inc. (Class A Stock)*(a)	8,564	486,093
Amdocs Ltd.	2,767	149,722
American Airlines Group, Inc.	24,208	768,846
American Electric Power Co., Inc.	4,068	340,695
American Express Co.	24,204	2,645,497
American International Group, Inc.	12,979	558,876
American Tower Corp.	3,399	669,807
American Water Works Co., Inc.(a)	9,771	1,018,724
AmerisourceBergen Corp.	13,149	1,045,608
AMETEK, Inc.	6,469	536,733
Amgen, Inc.	16,690	3,170,766
Anadarko Petroleum Corp.	25,088	1,141,002
Analog Devices, Inc.	2,394	252,016
Anthem, Inc.	3,486	1,000,412
Aon PLC	5,544	946,361

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Apache Corp.	4,033	$139,784
Apple, Inc.	84,465	16,044,127
Applied Materials, Inc.	12,748	505,586
Aptiv PLC	1,578	125,435
Aramark	14,190	419,315
Arch Capital Group Ltd.*	5,951	192,336
Archer-Daniels-Midland Co.	20,480	883,302
Arthur J Gallagher & Co.	7,763	606,290
AT&T, Inc.	45,788	1,435,912
Athene Holding Ltd. (Class A Stock)*	18,710	763,368
Atmos Energy Corp.	8,032	826,734
Autodesk, Inc.*	2,628	409,495
Automatic Data Processing, Inc.	21,893	3,497,188
AutoZone, Inc.*	1,815	1,858,778
Avery Dennison Corp.	5,243	592,459
Avista Corp.	6,528	265,167
Ball Corp.	41,490	2,400,611
Bank of America Corp.	174,789	4,822,429
Bausch Health Cos., Inc.*	8,989	221,774
Baxter International, Inc.	5,061	411,510
BB&T Corp.	44,476	2,069,468
Becton, Dickinson & Co.	1,238	309,166
Berkshire Hathaway, Inc. (Class B Stock)*	20,643	4,146,972
Best Buy Co., Inc.	26,051	1,851,184
Biogen, Inc.*	3,984	941,738
Boeing Co. (The)	6,402	2,441,851
Booking Holdings, Inc.*	1,003	1,750,145
Booz Allen Hamilton Holding Corp.	4,021	233,781
Boston Properties, Inc.	2,780	372,186
Boston Scientific Corp.*	6,373	244,596
Boyd Gaming Corp.	2,068	56,580
Brandywine Realty Trust	14,277	226,433
Bristol-Myers Squibb Co.	52,421	2,501,006
Broadcom, Inc.	4,893	1,471,374
Broadridge Financial Solutions, Inc.	3,471	359,909
BRP, Inc.	13,786	382,523
Bunge Ltd.	4,075	216,260
Burlington Stores, Inc.*(a)	4,156	651,162
C.H. Robinson Worldwide, Inc.	1,238	107,694
Cabot Oil & Gas Corp.(a)	24,057	627,888
Capital One Financial Corp.	8,663	707,680
Cardinal Health, Inc.	16,351	787,301
CarMax, Inc.*(a)	14,254	994,929
Carnival Corp.	14,088	714,543
Carnival PLC	12,093	594,062
Caterpillar, Inc.	4,150	562,284
CBRE Group, Inc. (Class A Stock)*	5,423	268,167
CBS Corp. (Class B Stock)	19,491	926,407
CDK Global, Inc.	1,432	84,230
CDW Corp.	9,649	929,874
Celgene Corp.*	11,986	1,130,759
Centene Corp.*	3,740	198,594
CenterPoint Energy, Inc.	13,413	411,779
Cerner Corp.*	16,497	943,793
CF Industries Holdings, Inc.	211	8,626
Charles Schwab Corp. (The)	47,950	2,050,342
Charter Communications, Inc. (Class A Stock)*	3,192	1,107,337
Chevron Corp.	40,883	5,035,968

A272

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Chipotle Mexican Grill, Inc.*	271	$192,494
Chubb Ltd.	512	71,721
Church & Dwight Co., Inc.	8,163	581,450
Ciena Corp.*	6,011	224,451
Cigna Corp.	4,249	683,324
Cimarex Energy Co.	1,942	135,745
Cintas Corp.	7,059	1,426,694
Cirrus Logic, Inc.*	6,023	253,388
Cisco Systems, Inc.	50,961	2,751,384
Citigroup, Inc.	13,247	824,228
Citizens Financial Group, Inc.	34,403	1,118,098
Clorox Co. (The)	1,368	219,509
CME Group, Inc.	1,676	275,837
CMS Energy Corp.	21,280	1,181,891
CNO Financial Group, Inc.	5,492	88,861
Coca-Cola Co. (The)	27,213	1,275,201
Cognizant Technology Solutions Corp. (Class A Stock)	315	22,822
Comcast Corp. (Class A Stock)	101,913	4,074,482
Conagra Brands, Inc.	2,349	65,161
Concho Resources, Inc.	159	17,643
ConocoPhillips	40,872	2,727,797
Consolidated Edison, Inc.	7,373	625,304
Constellation Brands, Inc. (Class A Stock)	661	115,893
Constellium NV (Class A Stock)*	62,367	497,689
Continental Resources, Inc.*	7,066	316,345
Copart, Inc.*(a)	12,171	737,441
Corning, Inc.	13,646	451,683
CoStar Group, Inc.*	1,135	529,387
Costco Wholesale Corp.	12,512	3,029,656
Crane Co.	15,722	1,330,396
Crown Castle International Corp.	1,242	158,976
Crown Holdings, Inc.*	35,582	1,941,710
Cummins, Inc.(a)	921	145,398
CVS Health Corp.	33,991	1,833,134
D.R. Horton, Inc.	17,962	743,268
Danaher Corp.	9,064	1,196,630
Darden Restaurants, Inc.	6,315	767,083
DaVita, Inc.*	6,932	376,338
Dell Technologies, Inc. (Class C Stock)*	18,649	1,094,510
Delta Air Lines, Inc.	14,935	771,393
Devon Energy Corp.	17,492	552,048
DexCom, Inc.*	2,534	301,799
Dick’s Sporting Goods, Inc.(a)	5,746	211,510
Discover Financial Services	13,157	936,252
Discovery, Inc. (Class A Stock)*(a)	1,192	32,208
Discovery, Inc. (Class C Stock)*	9,461	240,498
Dollar General Corp.	566	67,524
Dollar Tree, Inc.*	210	22,058
Domino’s Pizza, Inc.(a)	1,203	310,494
DowDuPont, Inc.	20,717	1,104,423
Dropbox, Inc. (Class A Stock)*	13,373	291,531
DTE Energy Co.	3,207	400,041
Duke Energy Corp.	4,912	442,080
East West Bancorp, Inc.	2,262	108,508
Eastman Chemical Co.	7,433	564,016
eBay, Inc.	6,479	240,630
Ecolab, Inc.	5,203	918,538
Edison International	6,769	419,136

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Edwards Lifesciences Corp.*	1,630	$311,868
Elanco Animal Health, Inc.*	2,508	80,432
Electronic Arts, Inc.*	2,224	226,025
Element Solutions, Inc.*	103,963	1,050,026
Eli Lilly & Co.(a)	17,086	2,217,079
EOG Resources, Inc.	7,124	678,062
Equifax, Inc.(a)	6,418	760,533
Equity LifeStyle Properties, Inc.	10,469	1,196,607
Equity Residential	3,372	253,979
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,784	957,541
Evercore, Inc. (Class A Stock)	2,127	193,557
Evergy, Inc.	12,856	746,291
Exelon Corp.	10,252	513,933
Expedia Group, Inc.	206	24,514
Extended Stay America, Inc., UTS	11,872	213,102
Exxon Mobil Corp.	61,306	4,953,525
Facebook, Inc. (Class A Stock)*	47,973	7,996,619
FactSet Research Systems, Inc.	2,275	564,814
Ferguson PLC	1,361	86,746
Fidelity National Information Services, Inc.	15,158	1,714,370
Fifth Third Bancorp	13,332	336,233
First American Financial Corp.	4,562	234,943
First Data Corp. (Class A Stock)*	5,902	155,046
First Industrial Realty Trust, Inc.	16,922	598,362
First Republic Bank	1,547	155,412
FirstEnergy Corp.	5,375	223,654
Fiserv, Inc.*(a)	5,150	454,642
FleetCor Technologies, Inc.*	547	134,885
Fluor Corp.	186,535	6,864,488
Ford Motor Co.	99,170	870,713
Fox Corp. (Class A Stock)*	5,668	208,074
Fox Corp. (Class B Stock)*	5,902	211,764
Freeport-McMoRan, Inc.	7,835	100,993
Gaming & Leisure Properties, Inc.	10,260	395,728
Gap, Inc. (The)	16,066	420,608
Garmin Ltd.	1,252	108,110
GATX Corp.	391	29,861
Generac Holdings, Inc.*	3,804	194,879
General Dynamics Corp.	5,784	979,116
General Electric Co.	131,841	1,317,091
General Mills, Inc.	12,012	621,621
General Motors Co.	59,985	2,225,443
Genomic Health, Inc.*	2,675	187,384
Gilead Sciences, Inc.	42,516	2,763,965
Globus Medical, Inc. (Class A Stock)*	1,268	62,652
GoDaddy, Inc. (Class A Stock)*	6,919	520,240
Goldman Sachs Group, Inc. (The)	1,644	315,632
GrubHub, Inc.*	1,476	102,538
H&R Block, Inc.	5,305	127,002
Halliburton Co.	51,814	1,518,150
Harley-Davidson, Inc.	1,300	46,358
Hartford Financial Services Group, Inc. (The)	20,657	1,027,066
HCA Healthcare, Inc.	10,039	1,308,885
Henry Schein, Inc.*	4,064	244,287
Herbalife Nutrition Ltd.*	1,029	54,527
Hershey Co. (The)	14,689	1,686,738
Hess Corp.	2,934	176,715

A273

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Home Depot, Inc. (The)	51,292	$9,842,422
Honeywell International, Inc.	8,433	1,340,172
Host Hotels & Resorts, Inc.	19,749	373,256
HP, Inc.	40,180	780,697
Humana, Inc.	3,478	925,148
Huntington Bancshares, Inc.	12,103	153,466
IAC/InterActiveCorp*	234	49,166
IBERIABANK Corp.	3,029	217,210
IDACORP, Inc.	5,791	576,436
IDEXX Laboratories, Inc.*	1,449	323,996
IHS Markit Ltd.*	11,356	617,539
Illinois Tool Works, Inc.	5,700	818,121
Illumina, Inc.*	262	81,401
Incyte Corp.*	2,972	255,622
Ingersoll-Rand PLC	9,090	981,266
Insperity, Inc.	7,755	958,983
Intel Corp.	53,860	2,892,282
Intercontinental Exchange, Inc.	6,256	476,332
International Business Machines Corp.	10,824	1,527,266
International Flavors & Fragrances, Inc.	—	18
International Paper Co.	90,613	4,192,664
Interpublic Group of Cos., Inc. (The)	42,143	885,424
Intuit, Inc.	8,798	2,299,885
Intuitive Surgical, Inc.*	711	405,682
Invesco Ltd.	3,762	72,644
IQVIA Holdings, Inc.*	520	74,802
J.B. Hunt Transport Services, Inc.	2,526	255,859
J.M. Smucker Co. (The)	1,482	172,653
Jack Henry & Associates, Inc.	661	91,707
Jacobs Engineering Group, Inc.	38,891	2,924,214
Jazz Pharmaceuticals PLC*	1,252	178,973
JBS SA	111,077	457,886
Johnson & Johnson	76,156	10,645,847
JPMorgan Chase & Co.	69,546	7,040,141
Juniper Networks, Inc.	7,017	185,740
Keysight Technologies, Inc.*	2,430	211,896
Kimberly-Clark Corp.	4,007	496,467
Kimco Realty Corp.	2,144	39,664
Kinder Morgan, Inc.	50,011	1,000,720
Kohl’s Corp.(a)	9,480	651,940
Kraft Heinz Co. (The)	6,560	214,184
Kroger Co. (The)	19,710	484,866
L Brands, Inc.	24,166	666,498
Laboratory Corp. of America Holdings*	3,300	504,834
Lamb Weston Holdings, Inc.	7,133	534,547
Landstar System, Inc.(a)	9,311	1,018,530
Las Vegas Sands Corp.	14,355	875,081
Lear Corp.	1,553	210,758
Leidos Holdings, Inc.	508	32,558
Lennar Corp. (Class A Stock)	9,828	482,457
Lennox International, Inc.	125	33,050
Levi Strauss & Co. (Class A Stock)*	119	2,802
Liberty Broadband Corp. (Class C Stock)*	679	62,291
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	3,009	105,465
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	4,801	183,302
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	6,930	265,003

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Lincoln National Corp.	11,157	$654,916
Live Nation Entertainment, Inc.*	1,584	100,647
LogMeIn, Inc.	1,994	159,719
Lowe’s Cos., Inc.	35,857	3,925,266
Lululemon Athletica, Inc.*	3,857	632,047
Lyft, Inc. (Class A Stock)*	11,622	909,886
LyondellBasell Industries NV (Class A Stock)	841	70,711
Macy’s, Inc.	10,128	243,376
Marathon Oil Corp.	19,132	319,696
Marsh & McLennan Cos., Inc.	19,004	1,784,476
Martin Marietta Materials, Inc.	1,480	297,746
Masimo Corp.*	1,509	208,665
Mastercard, Inc. (Class A Stock)	20,723	4,879,230
McCormick & Co., Inc.	1,746	263,000
McDonald’s Corp.	6,519	1,237,958
McKesson Corp.	11,435	1,338,582
Medtronic PLC	39,606	3,607,314
Merck & Co., Inc.	88,773	7,383,251
MetLife, Inc.	12,960	551,707
Mettler-Toledo International, Inc.*	232	167,736
MGM Growth Properties LLC (Class A Stock), REIT	8,435	272,029
Microsoft Corp.	123,750	14,595,075
Moelis & Co. (Class A Stock)	8,128	338,206
Molson Coors Brewing Co. (Class B Stock)	2,248	134,093
Monster Beverage Corp.*	8,736	476,811
Morgan Stanley	44,406	1,873,933
Mosaic Co. (The)	4,581	125,107
Motorola Solutions, Inc.	2,675	375,624
Murphy USA, Inc.*	2,922	250,182
Mylan NV*	11,268	319,335
Nabors Industries Ltd.	26,494	91,139
National Instruments Corp.	14,979	664,468
National Oilwell Varco, Inc.	3,211	85,541
Nektar Therapeutics*	6,839	229,790
Netflix, Inc.*	9,314	3,321,000
New Relic, Inc.*(a)	1,405	138,674
Newmont Mining Corp.	12,996	464,867
News Corp. (Class A Stock)	1,736	21,596
Nielsen Holdings PLC	26,647	630,734
NIKE, Inc. (Class B Stock)	22,076	1,859,020
Nordstrom, Inc.	4,163	184,754
Norfolk Southern Corp.	884	165,211
Northrop Grumman Corp.	1,260	339,696
Norwegian Cruise Line Holdings Ltd.*	7,832	430,447
Nu Skin Enterprises, Inc. (Class A Stock)	9,087	434,904
Nucor Corp.	4,696	274,012
NVIDIA Corp.	4,047	726,679
NVR, Inc.*	216	597,672
Occidental Petroleum Corp.	11,507	761,764
OGE Energy Corp.	3,321	143,202
Omnicom Group, Inc.	2,474	180,577
Oracle Corp.	60,627	3,256,276
O’Reilly Automotive, Inc.*	5,361	2,081,676
Outfront Media, Inc.	12,195	285,363
PACCAR, Inc.	22,008	1,499,625
Packaging Corp. of America	27,899	2,772,603
Palo Alto Networks, Inc.*	1,905	462,686

A274

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Park Hotels & Resorts, Inc.(a)	21,606	$671,514
Paychex, Inc.	19,109	1,532,542
Paylocity Holding Corp.*	366	32,644
PayPal Holdings, Inc.*	23,556	2,446,056
Penske Automotive Group, Inc.(a)	4,059	181,234
PepsiCo, Inc.	31,632	3,876,502
Performance Food Group Co.*	2,700	107,028
Perrigo Co. PLC(a)	2,785	134,126
Pfizer, Inc.(a)	140,585	5,970,645
Philip Morris International, Inc.	17,253	1,524,992
Phillips 66	8,661	824,267
Pinnacle West Capital Corp.	8,174	781,271
Pioneer Natural Resources Co.	2,068	314,915
Procter & Gamble Co. (The)	34,660	3,606,373
Progressive Corp. (The)	6,299	454,095
Prologis, Inc.	26,265	1,889,767
Public Storage	578	125,877
PulteGroup, Inc.	16,619	464,667
Pure Storage, Inc. (Class A Stock)*	18,887	411,548
QIAGEN NV*	8,124	329,830
QUALCOMM, Inc.	12,431	708,940
Quest Diagnostics, Inc.	6,803	611,726
Qurate Retail, Inc.*	2,074	33,143
Raytheon Co.	11,570	2,106,666
Realty Income Corp.	8,654	636,588
Red Hat, Inc.*	3,755	686,038
Regeneron Pharmaceuticals, Inc.*	1,330	546,125
Regions Financial Corp.	25,529	361,235
Reinsurance Group of America, Inc.	575	81,639
Republic Services, Inc.	16,419	1,319,760
RingCentral, Inc. (Class A Stock)*	650	70,070
RLJ Lodging Trust	29,185	512,780
Robert Half International, Inc.	17,332	1,129,353
Rockwell Automation, Inc.	10,579	1,856,191
Rollins, Inc.	14,202	591,088
Roper Technologies, Inc.	1,087	371,721
Ross Stores, Inc.	13,329	1,240,930
Royal Caribbean Cruises Ltd.	3,136	359,448
Ryman Hospitality Properties, Inc.	1,608	132,242
S&P Global, Inc.	6,137	1,292,145
salesforce.com, Inc.*	23,119	3,661,356
SBA Communications Corp.*	485	96,835
Schlumberger Ltd.	3,187	138,858
Schneider National, Inc. (Class B Stock)	8,384	176,483
Sealed Air Corp.	6,293	289,856
ServiceNow, Inc.*	4,505	1,110,437
Sherwin-Williams Co. (The)	351	151,179
Simon Property Group, Inc.(a)	13,581	2,474,594
Sinclair Broadcast Group, Inc. (Class A Stock)	6,622	254,815
Sirius XM Holdings, Inc.(a)	130,054	737,406
SL Green Realty Corp.	416	37,407
Snap-on, Inc.(a)	6,094	953,833
Southern Co. (The)	1,189	61,448
Southwest Airlines Co.	29,425	1,527,452
Splunk, Inc.*	4,280	533,288
Square, Inc. (Class A Stock)*	8,653	648,283
Starbucks Corp.(a)	480	35,683
Steel Dynamics, Inc.	10,995	387,794

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
STERIS PLC	839	$107,417
Stryker Corp.	12,634	2,495,467
Sunstone Hotel Investors, Inc.	9,071	130,622
SunTrust Banks, Inc.	4,735	280,549
Symantec Corp.	1,878	43,175
Synchrony Financial	6,174	196,951
Synopsys, Inc.*	889	102,368
Sysco Corp.	3,723	248,547
T. Rowe Price Group, Inc.	1,061	106,227
Tableau Software, Inc. (Class A Stock)*	4,818	613,235
Target Corp.(a)	26,188	2,101,849
TD Ameritrade Holding Corp.	11,017	550,740
TEGNA, Inc.	2,626	37,027
Tesla, Inc.*(a)	5,851	1,637,461
Texas Instruments, Inc.	11,439	1,213,335
Thermo Fisher Scientific, Inc.	4,580	1,253,637
Tiffany & Co.(a)	17,231	1,818,732
TJX Cos., Inc. (The)	42,474	2,260,041
Total System Services, Inc.	2,713	257,762
Tractor Supply Co.	21,170	2,069,579
Transocean Ltd.*	10,542	91,821
TransUnion	15,381	1,028,066
Travelers Cos., Inc. (The)	13,981	1,917,634
TriNet Group, Inc.*	518	30,945
TripAdvisor, Inc.*(a)	1,420	73,059
Twitter, Inc.*(a)	16,433	540,317
Tyson Foods, Inc. (Class A Stock)	6,008	417,135
U.S. Bancorp	15,295	737,066
UCI International Holdings, Inc.*^	30,714	706,422
Ulta Beauty, Inc.*	8,557	2,984,082
Under Armour, Inc. (Class C Stock)*(a)	2,002	37,778
United Continental Holdings, Inc.*	13,257	1,057,643
United Parcel Service, Inc. (Class B Stock)	9,528	1,064,659
United Rentals, Inc.*	2,281	260,604
United Therapeutics Corp.*	462	54,225
UnitedHealth Group, Inc.	23,175	5,730,251
Universal Health Services, Inc. (Class B Stock)	3,266	436,893
Unum Group	23,464	793,787
Valero Energy Corp.	572	48,523
Veeva Systems, Inc. (Class A Stock)*	6,738	854,783
VeriSign, Inc.*	5,481	995,130
Verisk Analytics, Inc. (Class A Stock)	9,819	1,305,927
Verizon Communications, Inc.	58,771	3,475,129
Vertex Pharmaceuticals, Inc.*	3,923	721,636
VF Corp.	6,550	569,261
Viacom, Inc. (Class B Stock)	23,549	661,021
Visa, Inc. (Class A Stock)(a)	26,922	4,204,948
VMware, Inc. (Class A Stock)	288	51,987
Vulcan Materials Co.	8,280	980,352
W.W. Grainger, Inc.	515	154,979
Walgreens Boots Alliance, Inc.	11,774	744,941
Walmart, Inc.	31,470	3,069,269
Walt Disney Co. (The)	36,209	4,020,285
Waste Connections, Inc.	8,476	750,889
Waste Management, Inc.	24,271	2,521,999
Waters Corp.*	36	9,062
Watsco, Inc.	267	38,237
Wayfair, Inc. (Class A Stock)*(a)	1,718	255,037

A275

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
WellCare Health Plans, Inc.*	553	$149,172
Wells Fargo & Co.	56,710	2,740,227
WESCO International, Inc.*	10,739	569,274
Western Alliance Bancorp*	2,024	83,065
Westrock Co.	85,482	3,278,235
Whirlpool Corp.	1,783	236,943
Williams Cos., Inc. (The)(a)	9,635	276,717
Willis Towers Watson PLC	819	143,857
Workday, Inc. (Class A Stock)*	2,422	467,083
Worldpay, Inc. (Class A Stock)*	2,836	321,886
Xcel Energy, Inc.	31,316	1,760,272
Xilinx, Inc.	5,705	723,337
Yelp, Inc.*	3,852	132,894
Yum! Brands, Inc.	2,676	267,092
Zoetis, Inc.	20,391	2,052,762

		492,999,478

TOTAL COMMON STOCKS (cost $813,400,500)		839,372,903

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	71,984	786,881
Cia Brasileira de Distribuicao (PRFC)	700	16,259
Gerdau SA (PRFC)	34,500	133,141
Itau Unibanco Holding SA (PRFC)	198,437	1,733,825
Itausa - Investimentos Itau SA (PRFC)	6	18

		2,670,124

Germany — 0.1%
Bayerische Motoren Werke AG (PRFC)	4,910	323,468
Fuchs Petrolub SE (PRFC)	15,665	645,678
Henkel AG & Co. KGaA (PRFC)	4,003	408,861
Porsche Automobil Holding SE (PRFC)	8,163	513,607
Sartorius AG (PRFC)	1,018	175,089
Volkswagen AG (PRFC)	3,048	480,603

		2,547,306

Russia — 0.0%
Surgutneftegas PJSC (PRFC)	60,895	37,954

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	3,714	118,717

United States — 0.1%
GMAC Capital Trust I, Series 2, 8.469%(a)	64,707	1,684,970

TOTAL PREFERRED STOCKS (cost $7,235,460)		7,059,071

	Units

RIGHTS* — 0.0%
Hong Kong
Xinjiang Goldwind Science & Technology Co. Ltd. (Hong Kong), expiring 04/23/19	3,002	1,206

Taiwan
CTBC Financial Holding Co. Ltd. (Taiwan), expiring 04/01/19	4,852	645

TOTAL RIGHTS (cost $ — )		1,851

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 4.9%
Cayman Islands — 0.4%
AIMCO CLO,
Series 2017-AA, Class C, 3 Month LIBOR + 2.450%, 144A
5.211%(c)	07/20/29	250	$248,550
Allegro CLO Ltd.,
Series 2014-1RA, Class B, 3 Month LIBOR + 2.150%, 144A
4.911%(c)	10/21/28	250	247,780
Anchorage Capital CLO Ltd.,
Series 2014-4RA, Class D, 3 Month LIBOR + 2.600%, 144A
5.365%(c)	01/28/31	500	476,286
Apidos CLO,
Series 2013-15A, Class DRR, 3 Month LIBOR + 2.700%, 144A
5.461%(c)	04/20/31	250	239,593
Ares CLO Ltd.,
Series 2014-32RA, Class B, 3 Month LIBOR + 1.800%, 144A
4.484%(c)	05/15/30	500	481,361
Series 2014-32RA, Class C, 3 Month LIBOR + 2.900%, 144A
5.584%(c)	05/15/30	500	482,387
BlueMountain CLO Ltd.,
Series 2016-1A, Class BR, 3 Month LIBOR + 1.350%, 144A
4.111%(c)	04/20/27	300	294,919
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A, Class BR, 3 Month LIBOR + 1.850%, 144A
4.611%(c)	04/20/27	250	246,563
Carlyle US CLO Ltd.,
Series 2016-4A, Class BR, 3 Month LIBOR + 2.100%, 144A
4.861%(c)	10/20/27	250	247,112
CBAM Ltd.,
Series 2017-2A, Class C1, 3 Month LIBOR + 2.400%, 144A
5.173%(c)	10/17/29	250	247,875
Cedar Funding CLO Ltd.,
Series 2017-8A, Class D, 3 Month LIBOR + 3.250%, 144A
6.023%(c)	10/17/30	250	246,847
CIFC Funding Ltd.,
Series 2014-4RA, Class B, 3 Month LIBOR + 2.200%, 144A
4.973%(c)	10/17/30	250	246,993
Series 2014-4RA, Class C, 3 Month LIBOR + 3.200%, 144A
5.973%(c)	10/17/30	250	248,550
Series 2018-1A, Class C, 3 Month LIBOR + 1.750%, 144A
4.530%(c)	04/18/31	250	239,162
Series 2018-4A, Class B, 3 Month LIBOR + 2.100%, 144A
4.527%(c)	10/17/31	250	243,184
LCM Ltd.,
Series 25A, Class B2, 3 Month LIBOR + 1.650%, 144A
4.411%(c)	07/20/30	264	261,847
Madison Park Funding Ltd.,
Series 2018-27A, Class C, 3 Month LIBOR + 2.600%, 144A
5.361%(c)	04/20/30	400	380,908

A276

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Cayman Islands (cont’d.)
Neuberger Berman CLO Ltd.,
Series 2016-22A, Class CR, 3 Month LIBOR + 2.200%, 144A
4.973%(c)	10/17/30	250	$245,263
Series 2016-23A, Class CR, 3 Month LIBOR + 2.150%, 144A
4.923%(c)	10/17/27	250	246,480
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class C, 3 Month LIBOR + 2.600%, 144A
5.361%(c)	01/20/31	300	285,494
OZLM Ltd.,
Series 2014-6A, Class B1S, 3 Month LIBOR + 2.100%, 144A
4.873%(c)	04/17/31	500	483,462
Palmer Square CLO Ltd.,
Series 2015-1A, Class CR, 3 Month LIBOR + 3.500%, 144A
6.141%(c)	05/21/29	250	250,028
Palmer Square CLO Ltd.,
Series 2013-2A, Class BRR, 3 Month LIBOR + 2.200%, 144A
4.973%(c)	10/17/31	334	327,692
Series 2013-2A, Class CRR, 3 Month LIBOR + 3.200%, 144A
5.973%(c)	10/17/31	334	328,849
Series 2015-1A, Class BR, 3 Month LIBOR + 2.550%, 144A
5.191%(c)	05/21/29	250	250,220
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-1A, Class A2R, 3 Month LIBOR + 1.800%, 144A
4.451%(c)	08/23/31	250	246,665
Rockford Tower CLO Ltd.,
Series 2018-2A, Class B, 3 Month LIBOR + 1.800%, 144A
4.229%(c)	10/20/31	250	247,487
Series 2018-2A, Class C, 3 Month LIBOR + 2.200%, 144A
4.629%(c)	10/20/31	500	490,064
Series 2018-2A, Class D, 3 Month LIBOR + 3.100%, 144A
5.529%(c)	10/20/31	250	242,657
Series 2019-1A, Class C, 3 Month LIBOR + 2.750%, 144A^
5.367%(c)	04/20/32	334	334,000
Series 2019-1A, Class D, 3 Month LIBOR + 3.850%, 144A^
6.467%(c)	04/20/32	278	278,000
RR 5 Ltd.,
Series 2018-5A, Class B, 3 Month LIBOR + 2.250%, 144A
5.037%(c)	10/15/31	250	245,639
TICP CLO Ltd.,
Series 2018-11A, Class C, 3 Month LIBOR + 2.150%, 144A
4.589%(c)	10/20/31	250	243,759
York CLO Ltd.,
Series 2014-1A, Class BRR, 3 Month LIBOR + 1.650%, 144A
4.411%(c)	10/22/29	250	246,488

			10,072,164

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Ireland — 0.1%
Trafigura Securitisation Finance PLC,
Series 2017-1A, Class A1, 1 Month LIBOR + 0.850%, 144A
3.334%(c)	12/15/20	2,590	$2,599,270

United States — 4.4%
ALM Ltd.,
Series 2013-7R2A, Class BR2, 3 Month LIBOR + 2.200%, 144A
4.987%(c)	10/15/27	250	246,845
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	152	152,147
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,400,182
Series 2016-1, Class D
3.590%	02/08/22	280	282,582
Series 2017-3, Class C
2.690%	06/19/23	1,720	1,715,374
Avant Loans Funding Trust,
Series 2018-A, Class A, 144A
3.090%	06/15/21	823	823,065
Series 2018-A, Class B, 144A
3.950%	12/15/22	2,150	2,160,804
Series 2018-B, Class A, 144A
3.420%	01/18/22	1,650	1,651,464
Series 2019-A, Class B, 144A
3.800%	12/15/22	1,000	1,003,297
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/15/24	750	739,250
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,927,298
CLUB Credit Trust,
Series 2017-P2, Class A, 144A
2.610%	01/15/24	533	530,563
College Loan Corp. Trust,
Series 2004-1, Class A4, 3 Month LIBOR + 0.190%
2.961%(c)	04/25/24	351	350,536
Conn’s Receivables Funding LLC,
Series 2018-A, Class A, 144A
3.250%	01/15/23	878	879,167
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P1, Class A, 144A
3.390%	07/15/25	1,826	1,827,534
Series 2018-P2, Class A, 144A
3.470%	10/15/25	629	630,093
Countrywide Asset-Backed Certificates Trust,
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
3.266%(c)	11/25/34	91	91,461
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	14	14,050
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	373	372,387

A277

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	$744,623
Drive Auto Receivables Trust,
Series 2015-BA, Class D, 144A
3.840%	07/15/21	393	393,799
Series 2015-DA, Class C, 144A
3.380%	11/15/21	14	14,191
Series 2016-AA, Class C, 144A
3.910%	05/17/21	38	37,635
Series 2016-BA, Class C, 144A
3.190%	07/15/22	359	358,620
Series 2016-BA, Class D, 144A
4.530%	08/15/23	1,800	1,821,656
Series 2017-3, Class B
2.300%	05/17/21	141	141,188
Series 2017-3, Class D, 144A
3.530%	12/15/23	2,900	2,914,716
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,500	1,518,239
Series 2017-BA, Class D, 144A
3.720%	10/17/22	2,700	2,715,581
Series 2018-1, Class C
3.220%	03/15/23	3,520	3,528,926
Series 2018-1, Class D
3.810%	05/15/24	2,550	2,570,625
Series 2018-2, Class B
3.220%	04/15/22	600	600,657
Series 2018-2, Class C
3.630%	08/15/24	3,000	3,019,781
Series 2018-2, Class D
4.140%	08/15/24	1,150	1,169,092
Series 2018-3, Class B
3.370%	09/15/22	1,330	1,333,793
Series 2018-3, Class C
3.720%	09/16/24	1,760	1,776,214
Series 2018-3, Class D
4.300%	09/16/24	1,070	1,091,531
Series 2018-4, Class C
3.660%	11/15/24	2,025	2,040,270
Series 2018-4, Class D
4.090%	01/15/26	520	528,803
Series 2018-5, Class C
3.990%	01/15/25	1,740	1,776,423
Series 2019-1, Class B
3.410%	06/15/23	1,400	1,410,447
Series 2019-1, Class C
3.780%	04/15/25	750	760,981
Series 2019-1, Class D
4.090%	06/15/26	1,770	1,807,325
Series 2019-2, Class C
3.420%	06/16/25	3,000	3,019,526
DT Auto Owner Trust,
Series 2015-3A, Class D, 144A
4.530%	10/17/22	363	365,149
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	830	830,958
Series 2017-2A, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
2.110%	06/15/21	31	$30,509
Series 2018-1A, Class D, 144A
3.530%	11/15/23	1,680	1,692,157
Series 2018-4A, Class B, 144A
3.640%	11/15/22	2,810	2,833,338
Series 2019-1A, Class B, 144A
3.450%	02/15/23	2,630	2,649,082
Flagship Credit Auto Trust,
Series 2016-4, Class B, 144A
2.410%	10/15/21	2,400	2,394,604
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	1,060	1,060,726
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4, 3 Month LIBOR + 0.310%
2.919%(c)	09/27/35	19	18,934
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	47	47,327
Series 2017-3A, Class A, 144A
2.360%	12/15/24	493	491,897
Series 2018-3A, Class A, 144A
3.200%	09/15/28	1,415	1,416,010
Series 2018-4A, Class A, 144A
3.710%	12/15/28	1,336	1,345,711
Series 2019-1A, Class A, 144A
3.440%	04/16/29	2,580	2,588,278
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	158	158,465
Series 2016-2A, Class A, 144A
4.100%	03/20/28	155	155,261
Prosper Marketplace Issuance Trust,
Series 2018-1A, Class A, 144A
3.110%	06/17/24	598	598,302
Series 2018-2A, Class A, 144A
3.350%	10/15/24	1,781	1,783,135
Series 2019-1A, Class A, 144A
3.540%	04/15/25	1,004	1,005,353
Santander Drive Auto Receivables Trust,
Series 2015-1, Class D
3.240%	04/15/21	605	605,502
Series 2015-2, Class C
2.440%	04/15/21	3	3,136
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,001,007
Series 2015-3, Class C
2.740%	01/15/21	57	57,478
Series 2015-4, Class C
2.970%	03/15/21	96	96,383
Series 2015-5, Class C
2.740%	12/15/21	161	160,724
Series 2016-1, Class C
3.090%	04/15/22	593	593,758
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,446,677
Series 2016-3, Class D
2.800%	08/15/22	1,000	998,990

A278

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2017-1, Class C
2.580%	05/16/22	975	$972,343
Series 2017-2, Class C
2.790%	08/15/22	2,000	2,000,309
Series 2017-2, Class D
3.490%	07/17/23	1,000	1,005,132
Series 2018-5, Class D
4.190%	12/16/24	2,160	2,203,075
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
2.811%(c)	06/15/23	780	779,680
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, Prime Index + (0.050)%, 144A
5.450%(c)	05/16/44	70	70,288
Series 2011-B, Class A2, 144A
3.740%	02/15/29	46	45,605
SoFi Consumer Loan Program LLC,
Series 2016-2, Class A, 144A
3.090%	10/27/25	103	102,528
Series 2016-3, Class A, 144A
3.050%	12/26/25	352	352,556
Series 2017-1, Class A, 144A
3.280%	01/26/26	1,702	1,707,845
Series 2017-3, Class A, 144A
2.770%	05/25/26	647	644,832
Series 2017-6, Class A1, 144A
2.200%	11/25/26	185	184,796
Series 2017-6, Class A2, 144A
2.820%	11/25/26	950	946,123
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	165	164,592
Series 2018-1, Class A1, 144A
2.550%	02/25/27	822	819,527
Series 2018-1, Class A2, 144A
3.140%	02/25/27	2,220	2,223,906
Series 2018-3, Class A1, 144A
3.200%	08/25/27	799	799,833
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	46	45,786
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	75	75,293
Upgrade Receivables Trust,
Series 2018-1A, Class A, 144A
3.760%	11/15/24	1,273	1,276,937
Series 2019-1A, Class A, 144A
3.480%	03/15/25	2,316	2,319,340
Westlake Automobile Receivables Trust,
Series 2018-2A, Class B, 144A
3.200%	01/16/24	1,370	1,374,395
Series 2018-3A, Class B, 144A
3.320%	10/16/23	2,510	2,517,902
Series 2018-3A, Class C, 144A
3.610%	10/16/23	2,500	2,522,173
Series 2018-3A, Class D, 144A
4.000%	10/16/23	660	670,404

			107,146,792

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
TOTAL ASSET-BACKED SECURITIES (cost $119,611,376)				$119,818,226

BANK LOANS — 1.4%
Canada
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	05/30/25		472	456,784
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.000%^
6.601%(c)	09/09/21		210	207,999

France
Verallia Packaging,
Facility B4, 1 Month EURIBOR + 2.750%
2.750%(c)	10/31/22	EUR	882	976,175

Luxembourg
Accudyne Industries Borrower SCA,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	08/18/24		287	287,093
Altice Financing SA,
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.484%(c)	08/14/26		267	254,651
Intelsat Jackson Holdings SA,
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.990%(c)	01/02/24		267	266,550
Tranche B-5 Term Loan,
6.625%	01/02/24		1,505	1,496,005

Netherlands
Starfruit Finco BV,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.740%(c)	10/01/25		181	178,115

United Kingdom
GVC Holdings PLC,
Facility B2 (EUR), 6 Month EURIBOR + 2.750%
2.750%(c)	03/29/24	EUR	1,000	1,114,043
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	03/28/25		624	578,008

United States
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
6.999%(c)	06/30/25		178	177,435
Alpha 3 BV,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
5.601%(c)	01/31/24		402	392,622
Ascend Performance Materials Operations LLC,
Term B Loan, 1 Month LIBOR + 5.250%^
7.749%(c)	08/12/22		357	354,731
Asurion LLC,
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.999%(c)	08/04/25		524	530,223
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.197%(c)	02/11/26		1,132	1,113,133
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%^
6.250%(c)	12/06/25		67	67,250

A279

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
United States (cont’d.)
AVSC Holding Corp.,
Initial Loan (Second Lien), 3 Month LIBOR + 7.250%^
9.986%(c)	09/01/25		90	$85,049
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
5.231%(c)	11/27/25		126	124,519
BCP Raptor II LLC,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.365%(c)	11/03/25		106	100,038
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.851%(c)	10/02/25		71	69,017
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2 - 3 Month LIBOR + 4.250%
6.942%(c)	06/21/24		957	916,330
California Resources Corp.,
Initial Loan, 1 Month LIBOR + 4.750%
7.246%(c)	12/31/22		1,070	1,048,160
Loan, 1 Month LIBOR + 10.375%^
12.871%(c)	12/31/21		597	628,185
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	01/31/25		422	412,078
CNX Resources Corp.,
Term Loan,^
— %(p)	11/28/22		232	231,420
Commscope, Inc.,
Term Loan,
— %(p)	02/06/26		77	76,500
Concentra, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.500%^
8.990%(c)	06/01/23		270	270,674
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%^
9.249%(c)	04/28/25		41	40,589
Deck Chassis Acquisition, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 6.000%^
8.693%(c)	06/15/23		30	30,464
Dun & Bradstreet Corp. (The),
Initial Term Borrowing, 1 Month LIBOR + 5.000%
7.490%(c)	02/06/26		509	503,698
EG Group Ltd.,
Facility B (EUR), 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	992	1,087,596
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.750%(c)	04/29/24		450	442,047
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	10/10/25		395	368,789
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.630%(c)	11/28/24		92	86,194
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	10/01/25		2,658	2,576,152
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.486%(c)	03/01/24		179	140,513

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
United States (cont’d.)
Gentiva Health Services, Inc.,
Closing Date Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.250%(c)	07/02/25	298	$297,246
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
9.500%(c)	07/02/26	69	70,588
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
7.000%(c)	02/19/26	241	238,151
Immucor, Inc.,
Term B-3 Loan, 3 Month LIBOR + 5.000%
7.601%(c)	06/15/21	842	840,191
Infor, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	02/01/22	123	122,639
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 2 Month LIBOR + 6.750%^
9.329%(c)	03/30/26	61	60,484
IRB Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.739%(c)	02/05/25	116	113,147
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
10.986%(c)	11/01/24	693	701,168
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
15.110%(c)	12/07/20	806	217,493
Mavis Tire Express Services Corp.,
Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.736%(c)	03/20/25	12	12,187
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
6.249%(c)	09/30/24	67	67,064
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.499%(c)	05/12/25	1,454	1,389,586
Messer Industries LLC,
Initial Term B-1 Loan, 3 Month LIBOR + 2.500%
5.101%(c)	03/01/26	240	235,292
Midcoast Energy LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.500%
8.101%(c)	08/01/25	216	214,408
Mitchell International, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	11/29/24	170	162,403
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.749%(c)	12/01/25	114	110,723
Neiman Marcus Group Ltd.,
Other Term Loan, 1 Month LIBOR + 3.250%
5.733%(c)	10/25/20	339	314,459
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
11.357%(c)	12/07/20	2,061	1,507,624
Panther BF Aggregator 2, LP,
Term Loan,
— %(p)	03/14/26	1,279	1,271,441
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%^
9.986%(c)	08/01/25	76	66,309

A280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
United States (cont’d.)
Pioneer Energy Services Corp.,
Term Loan, 1 Month LIBOR + 7.750%^
10.232%(c)	11/08/22	881	$872,189
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
9.249%(c)	04/29/22	257	251,904
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	05/30/25	80	76,100
Sedgwick Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	12/31/25	424	414,531
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.000%
7.776%(c)	11/28/21	204	199,506
Sprint Communications, Inc.,
2019 Incremental Term Loan, 1 Month LIBOR + 3.000%
5.500%(c)	02/02/24	158	152,483
SRS Distribution, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	05/23/25	343	326,780
SS&C Technologies Holdings, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/16/25	215	213,303
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/16/25	142	140,648
Stars Group Holdings BV,
USD Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	07/10/25	797	794,155
Sterigenics-Nordion Holdings LLC,
Incremental Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	05/15/22	781	764,501
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	02/06/24	104	92,520
Travelport Finance Sarl,
Term Loan,
— %(p)	03/14/26	648	629,369
Uber Technologies, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.493%(c)	04/04/25	334	334,635
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.999%(c)	08/27/25	1,338	1,324,236
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.629%(c)	11/30/23	469	439,464
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 1.425%
3.925%(c)	07/13/20	342	333,936
West Corp.,
Incremental Term B-1 Loan, 3 Month LIBOR + 3.500%
6.129%(c)	10/10/24	87	81,736

TOTAL BANK LOANS (cost $34,976,022)			33,143,428

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B
4.362%(cc)	09/15/48	240	$253,413
Citigroup Commercial Mortgage Trust,
Series 2015-GC35, Class A4
3.818%	11/10/48	660	688,797
Series 2016-GC36, Class A5
3.616%	02/10/49	370	381,955
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	195	197,347
Series 2013-LC6, Class AM
3.282%	01/10/46	190	191,729
Series 2014-CR17, Class A5
3.977%	05/10/47	360	376,920
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	361,691
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	480	485,857
Series 2015-C2, Class A4
3.504%	06/15/57	200	204,565
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(cc)	05/10/49	220	226,617
Fannie Mae-Aces,
Series 2017-M4, Class A2
2.597%(cc)	12/25/26	1,300	1,273,849
FHLMC Multifamily Structured Pass-Through Certificates,
Series K038, Class A2
3.389%	03/25/24	700	723,475
Series K056, Class A2
2.525%	05/25/26	1,835	1,804,368
Series K057, Class A2
2.570%	07/25/26	1,805	1,778,187
Series K062, Class A2
3.413%	12/25/26	2,640	2,740,798
Series K073, Class A2
3.350%	01/25/28	510	526,318
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	164,238
Series 2013-GC16, Class A3
4.244%	11/10/46	234	246,577
Series 2014-GC20, Class A5
3.998%	04/10/47	490	512,276
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	262,352
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	710	744,820
Series 2013-C17, Class A4
4.199%	01/15/47	510	538,656
Series 2014-C19, Class A4
3.997%	04/15/47	880	922,314
Series 2014-C22, Class A4
3.801%	09/15/47	1,030	1,070,236

A281

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2015-C33, Class A4
3.770%	12/15/48	870	$904,203
Series 2016-C1, Class A5
3.576%	03/15/49	490	503,540
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.171%	08/15/46	115	117,591
Series 2012-C8, Class A3
2.829%	10/15/45	328	327,922
Series 2012-CBX, Class AS
4.271%	06/15/45	170	175,931
Series 2016-JP3, Class A4
2.627%	08/15/49	730	706,205
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.085%(cc)	07/15/46	500	525,703
Series 2013-C13, Class A4
4.039%	11/15/46	310	325,908
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	158,136
Series 2015-C20, Class A4
3.249%	02/15/48	700	708,660
Series 2015-C27, Class A4
3.753%	12/15/47	760	789,268
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.244%	03/15/45	330	333,165
Series 2012-C4, Class AS
3.773%	03/15/45	1,070	1,087,814
Series 2015-MS1, Class A4
3.779%(cc)	05/15/48	450	468,203
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	725	726,743
Series 2013-C6, Class A4
3.244%	04/10/46	650	660,933
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A5
3.817%	08/15/50	990	1,031,062
Series 2015-C26, Class AS
3.580%	02/15/48	500	506,276
Series 2018-C44, Class A5
4.212%	05/15/51	570	611,974
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	346,198
Series 2012-C10, Class A3
2.875%	12/15/45	595	593,096
Series 2012-C10, Class AS
3.241%	12/15/45	390	388,057
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	471,880
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	215,288

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,309,317)			29,361,111

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS — 0.0%
United States
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24(a)		298	$229,850
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21		18	16,762

TOTAL CONVERTIBLE BONDS (cost $303,118)				246,612

CORPORATE BONDS — 22.0%
Australia — 0.1%
Rio Tinto Finance USA PLC, Gtd. Notes
4.125%	08/21/42		176	183,835
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.150%	03/06/20		1,100	1,094,245

				1,278,080

Austria — 0.0%
Erste Group Bank AG, Jr. Sub. Notes
6.500%(ff)	— (rr)	EUR	200	247,026

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38		395	379,118
Solvay Finance SA,
Gtd. Notes
5.118%(ff)	— (rr)	EUR	100	121,537
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		800	783,999

				1,284,654

Brazil — 0.0%
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		13	13,254

Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25		2,238	2,210,696
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)		905	895,950
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22		163	166,871
6.125%	01/15/23		516	523,095
7.500%	12/01/24		1,816	1,886,369
7.500%	03/15/25(a)		487	501,001
7.875%	04/15/27		1,379	1,422,507
8.750%	12/01/21		490	541,449
Brookfield Finance, Inc.,
Gtd. Notes
3.900%	01/25/28		663	641,171
4.700%	09/20/47		200	192,229
4.850%	03/29/29		1,000	1,028,186

A282

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
GFL Environmental, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	03/01/23	134	$126,630
Hulk Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26	134	126,965
Intertape Polymer Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26	142	145,550
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	181	177,661
MEG Energy Corp.,
Sec’d. Notes, 144A
6.500%	01/15/25	642	632,486
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26	141	138,180
6.500%	02/01/24	137	140,083
National Bank of Canada,
Gtd. Notes
2.150%	06/12/20	900	894,048
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	138	141,450
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	231	226,958
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	16	14,960
Gtd. Notes, 144A
7.125%	01/15/26	210	208,228
Ritchie Bros Auctioneers, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	88	89,760
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25	118	115,345
6.875%	06/30/23	47	48,293
Superior Plus LP/Superior General Partner, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	313	318,086
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
8.875%	11/15/24	143	154,083
Tervita Escrow Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21	190	188,575
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26	586	505,425
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.875%	05/15/48	400	418,303
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	549	559,980

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Canada (cont’d.)

				$15,380,573

China — 0.2%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
2.800%	06/06/23		200	198,335
3.400%	12/06/27(a)		1,690	1,657,159
3.600%	11/28/24		1,300	1,332,521
4.200%	12/06/47		250	244,624
Baidu, Inc.,
Sr. Unsec’d. Notes
2.750%	06/09/19		200	199,963
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23		500	494,875

				4,127,477

Czech Republic — 0.0%
RESIDOMO SRO,
Sr. Sec’d. Notes
3.375%	10/15/24	EUR	100	113,749

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		19	18,810
6.625%	05/15/39		597	637,298

				656,108

France — 0.2%
Altice France SA,
First Lien
5.875%	02/01/27	EUR	100	115,563
Altice SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,709	1,674,820
8.125%	02/01/27		1,356	1,371,255
CMA CGM SA,
Sr. Unsec’d. Notes
5.250%	01/15/25	EUR	100	93,545
Horizon Parent Holdings Sarl,
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22	EUR	100	114,929
Paprec Holding SA,
Sr. Sec’d. Notes
4.000%	03/31/25	EUR	100	94,948
SPIE SA,
Gtd. Notes
3.125%	03/22/24	EUR	100	115,117
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
2.700%	09/17/19		295	294,816

				3,874,993

Germany — 0.1%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
1.875%	04/27/23	EUR	100	110,544
3.000%	04/27/26	EUR	100	110,661

A283

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)		316	$307,309
ATF Netherlands BV,
Gtd. Notes
3.750%(ff)	— (rr)	EUR	100	112,736
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25	EUR	100	114,946
Platin 1426 GmbH,
Sr. Sec’d. Notes
5.375%	06/15/23	EUR	126	137,484
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
2.875%	02/22/24	EUR	64	72,215
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes
3.500%	01/15/27	EUR	100	117,927
6.250%	01/15/29	EUR	90	111,861

				1,195,683

Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23		400	392,589
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes
4.750%	07/15/27	GBP	100	123,245
6.750%	05/15/24	EUR	125	148,456
Gtd. Notes, 144A
7.250%	05/15/24		2,115	2,228,047
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		1,349	1,357,431
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.125%	10/01/23		163	165,853
5.250%	05/15/24		336	346,079
Bank of Ireland,
Sub. Notes, EMTN
4.250%(ff)	06/11/24	EUR	100	112,792
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.250%	08/15/22		316	323,868
5.500%	02/15/24		93	96,548

				5,294,908

Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	100	122,682
7.750%(ff)	12/12/42	EUR	100	133,294
Banco BPM SpA,
Sr. Unsec’d. Notes, EMTN
1.750%	04/24/23	EUR	100	111,055
Nexi Capital SpA,
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.625% (Cap N/A, Floor 3.625%)
3.625%(c)	05/01/23	EUR	100	113,365

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Italy (cont’d.)
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25	EUR	100	$118,626
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		174	160,950
6.375%	11/15/33		150	144,750
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	201,000
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	150	177,072
UniCredit SpA,
Sub. Notes, EMTN
4.375%(ff)	01/03/27	EUR	100	115,644
Unione di Banche Italiane SpA,
Sub. Notes, EMTN
5.875%(ff)	03/04/29	EUR	100	113,302

				1,511,740

Jamaica — 0.0%
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22		349	116,915
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)		378	314,764

				431,679

Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.998%	02/22/22		195	195,406
3.455%	03/02/23		1,200	1,216,428
3.535%	07/26/21		265	268,887
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,279,872
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21		1,200	1,230,521

				4,191,114

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)		649	663,603
7.500%	05/15/26		575	567,525
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22(a)		1,340	1,339,999
Garfunkelux Holdco 3 SA,
First Lien
7.500%	08/01/22	EUR	100	103,494
INEOS Finance PLC,
Sr. Sec’d. Notes
4.000%	05/01/23	EUR	100	113,578

A284

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		951	$844,013
Gtd. Notes, 144A
8.500%	10/15/24		466	453,185
9.750%	07/15/25		1,380	1,401,114
Lincoln Financing SARL,
Sec’d. Notes
3.564%	04/01/24	EUR	100	113,129
3.625%	04/01/24	EUR	100	113,367
Matterhorn Telecom SA,
Sr. Sec’d. Notes
3.875%	05/01/22	EUR	116	131,404
Telenet Finance VI Luxembourg SCA,
Sr. Sec’d. Notes
4.875%	07/15/27	EUR	90	108,387

				5,952,798

Macau — 0.0%
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27(a)		400	383,000

Mexico — 0.0%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44		128	104,640
5.625%	01/23/46		400	329,600
Gtd. Notes, MTN
4.625%	09/21/23		415	408,779
6.750%	09/21/47		155	142,290

				985,309

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	257,703
Gtd. Notes, MTN
3.875%	02/08/22		600	617,070
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	— (rr)		200	198,090
Sr. Unsec’d. Notes
3.150%	03/29/22		345	345,171
4.100%	10/02/23		1,285	1,320,761
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	100	114,559
InterXion Holding NV,
Gtd. Notes
4.750%	06/15/25	EUR	100	118,906
Shell International Finance BV,
Gtd. Notes
4.000%	05/10/46		500	519,863
United Group BV,
Sr. Sec’d. Notes
4.375%	07/01/22	EUR	125	143,883
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes
4.000%	01/15/27	EUR	90	105,521

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		200	$203,000
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	116,433
Ziggo Bond Co. BV,
Sr. Sec’d. Notes
7.125%	05/15/24	EUR	100	116,999
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		605	597,438
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		532	525,350

				5,300,747

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21(a)		1,035	1,041,356

Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17	EUR	300	92,545
4.750%	01/15/18	EUR	400	129,002

				221,547

Saint Lucia — 0.0%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		414	408,825

Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
3.500%	04/11/22		200	201,899
Bankia SA,
Jr. Sub. Notes
6.375%(ff)	— (rr)	EUR	200	219,584
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
3.375%	08/01/23	EUR	100	115,065
Naturgy Finance BV,
Gtd. Notes
4.125%(ff)	— (rr)	EUR	100	118,747
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	116	134,169
Repsol International Finance BV,
Gtd. Notes
4.500%(ff)	03/25/75	EUR	100	122,634
Telefonica Europe BV,
Gtd. Notes
3.750%(ff)	— (rr)	EUR	100	116,332
4.375%(ff)	— (rr)	EUR	100	115,061
5.875%(ff)	— (rr)	EUR	100	124,515
Tendam Brands SAU,
Sr. Sec’d. Notes
5.000%	09/15/24	EUR	100	112,163

				1,380,169

A285

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Sweden — 0.1%
Svenska Handelsbanken AB,
Gtd. Notes, MTN
2.450%	03/30/21		1,600	$1,592,496
Sr. Unsec’d. Notes
3.900%	11/20/23		1,200	1,248,275
Verisure Holding AB,
Sec’d. Notes
3.500%	05/15/23	EUR	100	115,809
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23	EUR	100	113,589

				3,070,169

Switzerland — 0.1%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.500%(ff)	— (rr)		200	205,750
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
2.750%	03/26/20		555	554,249
3.450%	04/16/21		685	692,145
Novartis Capital Corp.,
Gtd. Notes
3.100%	05/17/27		1,300	1,312,224
4.400%	05/06/44		575	633,675
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27		195	188,150

				3,586,193

United Kingdom — 1.0%
AA Bond Co. Ltd.,
Sr. Sec’d. Notes, EMTN
4.875%	07/31/43	GBP	125	161,382
Algeco Global Finance PLC,
Sr. Sec’d. Notes
6.500%	02/15/23	EUR	100	116,653
Sr. Sec’d. Notes, 144A
8.000%	02/15/23		661	662,653
Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25(a)		1,339	1,292,135
Ardonagh Midco 3 PLC,
Sr. Sec’d. Notes, 144A
8.625%	07/15/23(a)		264	225,720
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.000%	01/17/29		1,475	1,548,715
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.650%	01/11/21		1,170	1,160,794
Barclays PLC,
Sub. Notes
4.375%	09/11/24		540	539,023
5.200%	05/12/26		200	204,013
BAT Capital Corp.,
Gtd. Notes
2.297%	08/14/20		630	623,545
2.764%	08/15/22		1,005	988,352

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
CPUK Finance Ltd.,
Sec’d. Notes
4.250%	02/28/47	GBP	100	$129,778
GKN Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.375%	05/12/32	GBP	100	127,747
GlaxoSmithKline Capital PLC,
Gtd. Notes
3.375%	06/01/29		2,000	2,018,665
HBOS Capital Funding LP,
Gtd. Notes
6.850%	— (rr)		200	201,500
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	— (rr)		418	414,447
Sr. Unsec’d. Notes
3.033%(ff)	11/22/23		1,590	1,578,626
3.400%	03/08/21		550	554,845
3.600%	05/25/23		500	508,762
3.803%(ff)	03/11/25		320	324,379
3.900%	05/25/26		1,000	1,012,504
3.950%(ff)	05/18/24		455	464,023
4.041%(ff)	03/13/28		1,000	1,007,644
4.292%(ff)	09/12/26		870	897,174
4.300%	03/08/26		465	482,494
Sub. Notes
4.375%	11/23/26		600	614,599
5.250%	03/14/44		500	546,893
6.500%	09/15/37		150	186,368
Jerrold Finco PLC,
Sr. Sec’d. Notes, MTN
6.250%	09/15/21	GBP	100	131,548
Ladbrokes Group Finance PLC,
Gtd. Notes
5.125%	09/08/23	GBP	200	269,218
LHC3 PLC,
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	101	114,681
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28		400	384,101
4.450%	05/08/25(a)		880	913,340
Pinnacle Bidco PLC,
Sr. Sec’d. Notes
6.375%	02/15/25	GBP	100	133,809
Pioneer Holdings LLC/Pioneer Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/22		178	181,071
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20		73	73,104
4.000%	06/12/22		170	173,627
6.875%	05/01/20		500	520,287
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21		700	712,376
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
4.875%	03/15/22	GBP	100	129,910

A286

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Unique Pub Finance Co. PLC (The),
Series N, Sec’d. Notes
6.464%	03/30/32	GBP	100	$124,416
Series A4, Sr. Sec’d. Notes
5.659%	06/30/27	GBP	58	83,523
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,324	1,345,515
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		510	513,188
Vue International Bidco PLC,
Sr. Sec’d. Notes
7.875%	07/15/20	GBP	108	140,278

				24,537,425

United States — 18.5%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		770	785,847
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	319,056
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		73	73,183
5.625%	02/15/23		36	36,225
6.500%	03/01/24		471	482,775
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26		832	851,759
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24		120	124,339
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21		130	128,180
ADT Security Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		152	146,489
4.125%	06/15/23		222	214,119
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		257	208,170
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		82	83,639
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		99	110,509
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		78	79,073
5.125%	09/01/27		548	570,024
5.500%	04/15/25		156	161,849
6.000%	05/15/26(a)		410	434,592
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	911,322
4.000%	10/15/46		75	74,068

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26	170	$183,175
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	135	130,659
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	129	122,389
Gtd. Notes, 144A
7.500%	03/15/26	118	121,393
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	200	205,999
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	600	598,966
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	1,100	1,063,967
3.550%	10/01/27	1,275	1,211,658
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	1,178	1,207,449
Allison Transmission, Inc.,
Gtd. Notes, 144A
5.875%	06/01/29	236	238,655
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46	55	56,470
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	2,592	3,217,320
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	200	203,139
3.875%	09/16/46	460	377,684
4.000%	01/31/24	1,000	1,031,929
5.375%	01/31/44	225	224,516
5.800%	02/14/39	400	423,049
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	415	415,728
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	804	797,969
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	449	455,174
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	900	889,482
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	1,100	1,092,840
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	215	216,345

A287

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	$709,015
3.000%	06/15/23	780	777,342
3.375%	10/15/26	1,700	1,656,856
3.450%	09/15/21	400	404,405
3.500%	01/31/23	800	810,980
3.950%	03/15/29	500	501,863
4.400%	02/15/26	300	313,093
5.050%	09/01/20	200	206,053
5.900%	11/01/21	200	214,079
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	702,540
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	168	167,579
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	75	75,585
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27	42	42,629
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	527	517,778
5.125%	12/01/22	100	100,529
5.625%	06/01/23	95	96,306
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	1,125	1,132,824
Aon PLC,
Gtd. Notes
2.800%	03/15/21	1,160	1,157,554
Apergy Corp.,
Gtd. Notes
6.375%	05/01/26	122	123,525
Appalachian Power Co.,
Series Y, Sr. Unsec’d. Notes
4.500%	03/01/49	200	208,098
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	235	238,202
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20	345	344,444
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20(a)	288	283,679
Sr. Sec’d. Notes
7.875%	12/01/22	178	178,427
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	133	132,668
Gtd. Notes, 144A
5.000%	04/01/25	515	527,359
5.000%	02/01/28(a)	823	819,609
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	169	172,329

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)		1,107	$1,133,380
5.870%	02/23/22		165	173,249
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24		189	187,346
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		328	337,332
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		506	502,604
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		171	164,374
10.000%	04/01/22		373	408,547
AT&T, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/22		650	655,741
4.350%	03/01/29		275	280,932
4.450%	04/01/24		700	732,478
4.750%	05/15/46		405	395,760
4.850%	03/01/39		315	316,918
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27		570	551,579
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		2,037	2,113,388
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		961	1,041,484
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	316,395
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		62	59,443
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26	EUR	130	144,004
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		1,849	1,793,529
Bank of America Corp.,
Series V, Jr. Sub. Notes
5.125%(ff)	— (rr)		310	308,911
6.100%(ff)	— (rr)		1,018	1,077,156
6.250%(ff)	— (rr)		820	869,199
6.300%(ff)	— (rr)		145	157,506
6.500%(ff)	— (rr)		463	502,374
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		331	329,682
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		1,800	1,794,494
3.499%(ff)	05/17/22		900	910,537
3.864%(ff)	07/23/24		900	925,569
3.970%(ff)	03/05/29		400	407,278
3.974%(ff)	02/07/30		610	621,735

A288

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes
6.110%	01/29/37		150	$177,988
Sub. Notes, MTN
4.450%	03/03/26		600	625,294
Bank of America NA,
Sr. Unsec’d. Notes
3.335%(ff)	01/25/23		250	253,125
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		1,194	1,265,640
9.250%	04/01/26		265	289,990
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	400	452,201
Gtd. Notes, 144A
5.500%	03/01/23		708	711,540
5.875%	05/15/23		1,133	1,147,163
6.125%	04/15/25(a)		673	666,270
9.000%	12/15/25(a)		405	439,952
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)		1,758	1,795,358
5.750%	08/15/27		181	185,579
7.000%	03/15/24(a)		381	403,098
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20		140	139,801
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		2,020	1,928,743
BBA US Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/26		266	273,979
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		19	17,955
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20		385	382,242
2.675%	12/15/19		188	187,393
2.894%	06/06/22		375	373,250
3.363%	06/06/24		1,000	999,996
Belden, Inc.,
Gtd. Notes
4.125%	10/15/26	EUR	100	117,874
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		195	244,917
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	610,280
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		475	470,249
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		255	266,552
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	179,932

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.000%	08/18/21	267	$265,665
6.500%	03/20/21	1,379	1,375,553
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	137	141,966
Blue Cube Spinco LLC,
Gtd. Notes
9.750%	10/15/23	86	95,675
10.000%	10/15/25	42	48,050
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	454	452,865
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.850%	05/15/25	900	926,496
4.000%	03/01/29	195	201,391
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	131	134,275
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	154	164,779
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21	720	709,300
3.790%	02/06/24	580	601,908
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25	136	122,059
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	190	190,950
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.375%	01/15/20	1,400	1,392,510
3.000%	01/15/22	1,400	1,393,227
3.125%	01/15/25	1,040	996,796
3.625%	01/15/24	600	598,457
3.875%	01/15/27	600	573,195
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
4.510%	04/15/26	1,500	1,499,999
3.125%	04/15/21	200	199,999
3.125%	10/15/22	265	263,789
3.625%	10/15/24	265	262,928
4.250%	04/15/26	265	264,999
4.750%	04/15/29	265	264,999
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	445,185
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	373	357,148
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	300	320,010

A289

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Bway Holding Co.,
Sr. Sec’d. Notes
4.750%	04/15/24	EUR	100	$114,042
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,458	1,447,502
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		437	443,555
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		359	345,760
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)		790	620,387
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		227	228,135
6.375%	07/01/26		179	179,448
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		877	872,615
5.875%	01/15/24		144	147,599
Sr. Unsec’d. Notes
5.375%	01/15/23		797	797,996
5.750%	01/15/25		506	503,469
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21		157	153,859
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		975	969,417
2.500%	05/12/20		440	438,756
3.450%	04/30/21		634	641,695
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22(a)		1,200	1,185,669
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)		376	369,889
8.250%	07/15/25		219	225,569
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26		296	293,039
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	767,889
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23		41	40,961
5.000%	02/01/28		999	985,164
5.125%	05/01/27		2,727	2,744,044
5.875%	05/01/27		42	43,588
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		1,074	1,072,658
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		748	766,699

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	12/01/24		682	$716,953
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		1,500	1,476,318
3.450%	11/15/27		186	183,749
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes^
— %	04/15/99		356	—
— %	12/31/99		69	—
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		328	334,559
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26(a)		2,213	2,309,819
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		170	171,665
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		89	86,108
6.450%	06/15/21		413	430,036
6.750%	12/01/23(a)		247	257,806
7.500%	04/01/24(a)		642	678,915
7.600%	09/15/39		63	55,283
7.650%	03/15/42(a)		424	372,059
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		239	236,013
Chaparral Energy, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23(a)		220	150,699
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
5.500%	04/01/26		422	437,825
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		255	256,854
4.464%	07/23/22		1,500	1,551,917
4.908%	07/23/25		1,200	1,266,213
5.050%	03/30/29		200	210,739
5.375%	04/01/38		700	703,759
5.375%	05/01/47		700	697,472
Chemours Co. (The),
Gtd. Notes
4.000%	05/15/26	EUR	100	113,461
5.375%	05/15/27(a)		624	619,900
6.625%	05/15/23		27	27,914
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,495	1,567,881
5.875%	03/31/25		462	502,425
7.000%	06/30/24		285	321,707
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26		460	471,499
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		139	136,915

A290

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	03/15/23	20	$19,549
6.125%	02/15/21	174	179,219
6.625%	08/15/20(a)	269	276,061
7.000%	10/01/24(a)	539	537,653
8.000%	01/15/25(a)	322	328,439
8.000%	06/15/27(a)	789	777,165
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	163	146,089
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	412	395,519
8.625%	01/15/24	613	613,766
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	655	670,118
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	322	306,303
Sr. Unsec’d. Notes, 144A
5.500%	04/01/27	613	621,581
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	840	861,255
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	418	384,802
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	170	155,125
CIT Group, Inc.,
Series A, Jr. Sub. Notes
5.800%(ff)	— (rr)	290	287,099
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36	450	430,875
Sub. Notes
6.125%	03/09/28(a)	180	200,249
Citibank NA,
Sr. Unsec’d. Notes
3.400%	07/23/21	650	658,472
3.650%	01/23/24	1,285	1,325,854
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	— (rr)	70	71,313
6.250%(ff)	— (rr)	161	169,453
Sr. Unsec’d. Notes
2.050%	06/07/19	600	599,292
2.450%	01/10/20	280	279,387
2.750%	04/25/22	1,100	1,095,369
3.142%(ff)	01/24/23	1,000	1,003,454
4.500%	01/14/22	800	834,378
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20	375	373,253
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	735	754,294
Clear Channel Worldwide Holdings, Inc.,
Series A, Gtd. Notes
6.500%	11/15/22	152	155,609

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
9.250%	02/15/24	2,143	$2,271,580
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	307	306,233
Gtd. Notes, 144A
5.750%	10/15/25(a)	314	315,178
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	54	53,325
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25	800	804,091
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,285	1,281,788
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	525	546,656
6.375%	02/15/26(a)	259	275,672
Comcast Corp.,
Gtd. Notes
4.600%	10/15/38	700	749,334
4.700%	10/15/48	500	542,054
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	1,089	1,113,818
6.000%	03/01/26	802	829,565
Sr. Unsec’d. Notes, 144A
8.250%	03/01/27	278	288,425
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	266	235,857
6.000%	06/15/25	3	2,917
Compass Bank,
Sr. Unsec’d. Notes
3.500%	06/11/21	900	907,066
Comstock Resources, Inc., Escrow Shares,
Gtd. Notes, 144A
9.750%	08/15/26	211	194,120
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	200	207,655
CONSOL Energy, Inc.,
Sec’d. Notes, 144A
11.000%	11/15/25	590	669,650
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	205,066
4.650%	12/01/48	250	275,245
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24(a)	1,112	1,109,220
5.875%	02/15/26(a)	901	884,669
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)	575	562,235

A291

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	108	$105,570
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	199	184,075
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	312	310,439
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	175	177,905
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	595	574,919
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26(a)	726	729,485
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	192,195
3.200%	09/01/24	425	421,752
3.650%	09/01/27	1,000	983,321
4.300%	02/15/29	450	463,816
5.250%	01/15/23	1,200	1,287,793
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,257	1,206,720
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	500	509,375
5.375%	02/01/28	600	601,499
5.500%	05/15/26	838	861,296
6.500%	02/01/29	711	757,215
6.625%	10/15/25	6	6,360
Sr. Unsec’d. Notes
5.250%	06/01/24	888	901,319
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	611	611,764
7.750%	07/15/25(a)	556	596,309
10.875%	10/15/25	1,793	2,070,019
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	293	279,815
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/49	125	130,226
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	950	957,241
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27	307	317,653
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	151	144,696
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	223	232,478

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
6.450%	11/03/36	520	$533,000
6.750%	09/15/37	334	344,020
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24(a)	754	799,505
Sr. Sec’d. Notes, 144A
4.000%	07/15/24	1,100	1,106,587
4.900%	10/01/26	800	812,008
5.300%	10/01/29	388	391,407
6.020%	06/15/26	165	177,466
8.350%	07/15/46	490	591,413
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22	257	248,005
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	351	222,008
5.700%	10/15/39	37	24,883
7.875%	08/15/25(a)	140	135,100
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	235	245,281
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	734	660,600
5.875%	07/15/22	899	870,052
5.875%	11/15/24	124	104,160
6.750%	06/01/21(a)	313	322,703
7.750%	07/01/26(a)	118	102,660
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	500	498,232
Dominion Energy, Inc.,
Series C, Sr. Unsec’d. Notes
4.050%	09/15/42	400	385,013
DowDuPont, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	550	560,045
DTE Energy Co.,
Series D, Sr. Unsec’d. Notes
3.700%	08/01/23	580	593,762
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	95	88,812
5.050%	09/15/19	500	504,566
Duke Energy Florida LLC,
First Mortgage
3.800%	07/15/28	685	715,122
3.850%	11/15/42	400	400,545
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	45	44,972
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK
8.375%
7.625%	05/15/22	175	176,531

A292

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26		142	$142,000
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25		1,705	1,711,138
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		380	381,433
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		468	455,715
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		676	692,900
5.750%	01/30/28		443	464,043
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		200	154,000
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22(a)		688	655,320
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27(a)		317	337,605
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28		400	419,538
Energy Transfer Partners LP,
Gtd. Notes
9.000%	04/15/19		71	71,149
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		28	26,950
4.400%	04/01/24		205	202,950
4.850%	07/15/26		52	51,620
5.050%	04/01/45		378	326,025
5.450%	06/01/47		278	247,420
5.600%	04/01/44		282	252,390
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		100	76,125
4.700%	03/15/21		10	9,500
5.200%	03/15/25(a)		315	244,220
5.750%	10/01/44		194	124,645
7.750%	02/01/26		213	179,719
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		228	225,720
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28		700	735,614
EPR Properties,
Gtd. Notes
4.950%	04/15/28		1,500	1,559,424
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	100	115,785
2.875%	10/01/25	EUR	100	115,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	05/15/27	347	$364,454
5.875%	01/15/26	700	737,415
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	200	198,666
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,000	1,010,182
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	300	312,687
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28	2,050	1,978,170
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	346	265,555
7.375%	05/15/24	526	439,210
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	523,553
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	475	503,405
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	300	287,415
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25	700	718,231
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	175	167,563
Flexi-Van Leasing, Inc.,
Sec’d. Notes, 144A
10.000%	02/15/23	120	110,640
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	300	314,661
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26(a)	500	464,084
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.897%	08/12/19	515	512,839
2.021%	05/03/19	1,100	1,098,996
2.425%	06/12/20	790	779,630
3.336%	03/18/21	685	674,566
3.813%	10/12/21	585	579,544
4.134%	08/04/25	300	277,345
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19	29	28,879
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	94	92,825
6.750%	03/15/22	87	88,523

A293

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	360	$373,206
4.709%	01/25/29	440	471,765
5.576%	01/25/49	1,600	1,800,774
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	42	41,528
3.875%	03/15/23	1,223	1,205,401
4.550%	11/14/24	317	312,245
5.400%	11/14/34	83	75,530
5.450%	03/15/43	2,171	1,899,647
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26(a)	256	261,760
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(a)	1,201	1,240,033
Sr. Unsec’d. Notes
10.500%	09/15/22	266	202,825
11.000%	09/15/25	1,036	681,818
FS Energy & Power Fund,
Sr. Sec’d. Notes, 144A
7.500%	08/15/23	96	98,460
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	213	215,279
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22(a)	134	134,524
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	194	197,395
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	750	666,216
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19	495	494,787
2.650%	04/13/20	1,100	1,095,588
3.450%	04/10/22	775	775,046
3.700%	05/09/23	900	895,220
4.200%	03/01/21	800	811,437
4.350%	01/17/27	200	194,380
5.250%	03/01/26	305	314,769
Sr. Unsec’d. Notes
4.150%	06/19/23	695	701,518
4.200%	11/06/21	835	849,526
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	86	82,560
6.000%	05/15/23	37	37,278
6.250%	05/15/26	190	179,550
6.500%	10/01/25	174	169,215
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	1,178	1,284,020

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
GEO Group, Inc. (The),
Gtd. Notes
5.875%	10/15/24	99	$86,625
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	890	888,827
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	847	887,233
5.375%	11/01/23	760	800,044
5.375%	04/15/26	1,330	1,389,717
5.750%	06/01/28	350	375,795
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	881	885,405
Goldman Sachs Group, Inc. (The),
Series P, Jr. Sub. Notes
5.000%(ff)	— (rr)	138	127,478
Sr. Unsec’d. Notes
2.350%	11/15/21	370	364,292
2.875%	02/25/21	875	875,383
3.000%	04/26/22	800	798,265
3.272%(ff)	09/29/25	900	888,437
3.500%	11/16/26	365	360,127
3.625%	01/22/23	200	203,443
3.750%	02/25/26	1,700	1,705,748
4.017%(ff)	10/31/38	400	381,942
4.411%(ff)	04/23/39	300	300,595
5.750%	01/24/22	600	643,487
Sub. Notes
6.750%	10/01/37	450	548,584
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	211	221,550
Gray Television, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27	171	181,688
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	472	356,360
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	97	99,183
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	210	210,525
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	249	239,040
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	53	53,265
Gulfport Energy Corp.,
Gtd. Notes
6.375%	01/15/26	64	56,640
6.625%	05/01/23	151	146,470
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	360	216,000

A294

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		160	$144,272
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		70	69,738
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		847	897,820
5.375%	09/01/26(a)		437	460,489
5.625%	09/01/28		1,047	1,107,203
5.875%	02/01/29		980	1,055,901
Sr. Sec’d. Notes
4.500%	02/15/27		1,200	1,232,373
5.000%	03/15/24		2,100	2,226,405
5.500%	06/15/47		1,581	1,680,840
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		2,362	2,409,240
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22		215	220,053
Hertz Holdings Netherlands BV,
Gtd. Notes
5.500%	03/30/23	EUR	100	115,781
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		200	203,500
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.500%	10/05/21		125	126,642
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19		425	423,200
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		96	95,820
Gtd. Notes, 144A
5.125%	05/01/26		978	994,421
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		221	223,486
HollyFrontier Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/26		600	642,020
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		205	203,934
4.625%	02/01/28		144	141,480
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		200	251,659
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		217	216,711
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		901	891,990

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		103	$110,726
Sr. Sec’d. Notes
5.250%	08/01/26		197	195,523
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	604,209
2.900%	12/15/22		610	605,570
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		520	518,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.250%	02/01/22		114	116,947
6.750%	02/01/24		96	100,080
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		1,001	1,020,860
4.750%	08/01/28		265	277,272
Immucor, Inc.,
Gtd. Notes, 144A
11.125%	02/15/22		16	16,240
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		226	200,010
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21		337	336,680
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		2,886	2,925,683
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		728	741,650
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25		290	301,357
Sr. Unsec’d. Notes
3.750%	09/21/28		235	243,829
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	147,520
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	229,116
Gtd. Notes, 144A
3.250%	03/15/25	EUR	100	114,558
5.000%	10/15/26		503	514,634
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		62	58,280
Iron Mountain UK PLC,
Gtd. Notes, MTN
3.875%	11/15/25	GBP	100	123,841
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25	EUR	100	112,733

A295

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
4.875%	09/15/27	195	$187,200
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20	40	40,450
5.250%	09/15/22	81	79,481
6.000%	04/01/22	61	61,229
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	30	29,513
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,751	1,783,831
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,032	1,057,800
5.875%	07/15/24	484	497,310
6.750%	02/15/28	515	533,025
Jefferies Finance LLC/JFIN Co- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22(a)	247	248,235
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	167	158,650
4.875%	12/15/27	25	23,563
JM Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20	325	324,096
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27	752	755,907
3.400%	01/15/38	275	270,594
3.700%	03/01/46	1,045	1,055,442
JPMorgan Chase & Co.,
Series V, Jr. Sub. Notes
5.000%(ff)	— (rr)	550	546,975
5.300%(ff)	— (rr)	484	489,082
6.000%(ff)	— (rr)	7	7,298
6.100%(ff)	— (rr)	130	136,500
Series I, Jr. Sub. Notes, 3 Month LIBOR + 3.470%
6.221%(c)	— (rr)	287	288,435
Sr. Unsec’d. Notes
2.400%	06/07/21	800	794,102
2.700%	05/18/23	800	792,180
2.950%	10/01/26	800	781,456
3.200%	01/25/23	200	202,750
3.220%(ff)	03/01/25	900	899,717
3.250%	09/23/22	400	405,597
3.882%(ff)	07/24/38	500	490,087
4.350%	08/15/21	400	414,030
Sub. Notes
3.375%	05/01/23	500	505,123
3.875%	09/10/24	700	717,661
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	146	150,015
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	86	85,033

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		640	$646,889
5.085%	05/25/48		700	718,640
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		290	292,719
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	140,140
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29		375	381,655
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		346	364,598
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	42,840
6.875%	11/01/35		529	456,924
L3 Technologies, Inc.,
Gtd. Notes
4.950%	02/15/21		966	997,997
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		346	332,160
Lamar Media Corp.,
Gtd. Notes, 144A
5.750%	02/01/26		134	140,030
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14	EUR	900	22,716
4.750%	01/16/14	EUR	415	10,474
5.375%	10/17/12	EUR	50	1,262
Lennar Corp.,
Gtd. Notes
4.750%	11/29/27(a)		835	835,390
4.875%	12/15/23		19	19,570
5.250%	06/01/26		230	236,613
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		189	190,654
5.250%	03/15/26		1,667	1,662,833
5.375%	05/01/25		40	40,492
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22		102	103,051
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24		204	209,865
6.375%	02/01/24		28	29,330
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24	EUR	100	119,635
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		460	458,588

A296

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	63	$63,630
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	212,930
5.750%	08/01/22(a)	228	212,040
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26	136	137,700
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21	100	104,284
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	42	44,003
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	620	619,224
3.300%	03/14/23	140	141,926
3.750%	03/14/26(a)	500	514,942
4.200%	03/01/48	150	148,792
4.350%	01/30/47	45	45,607
4.375%	03/15/29	425	449,733
4.750%	03/15/39	220	238,074
4.900%	03/15/49	1,325	1,450,833
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25	100	102,688
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	195	198,900
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	923,303
3.500%	02/26/28	425	443,790
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	364	363,090
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/29	195	197,438
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	655	644,356
Matthews International Corp.,
Gtd. Notes, 144A
5.250%	12/01/25	74	71,040
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	1,429	1,377,196
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)	625	621,537
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	800	798,406
3.250%	06/10/24	800	816,017
3.500%	03/01/27	405	410,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.875%	12/09/45	15	$16,225
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	126,540
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	269	222,598
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	162	164,025
6.250%	01/15/27(a)	636	642,360
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	585	594,292
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	188	197,400
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	94	91,152
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22(a)	900	910,910
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26(a)	780	758,550
4.500%	01/15/28	868	815,920
5.625%	05/01/24	699	726,960
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	137	133,233
5.500%	04/15/27	174	175,849
7.750%	03/15/22	493	543,533
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	134	139,399
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	300	288,984
MMC Energy, Inc., Escrow Shares,
First Lien(d)^
8.875%	10/15/99	566	—
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	572	582,010
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22	188	195,165
Gtd. Notes, 144A
4.875%	06/15/25	75	74,156
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19	110	109,555
Mondelez International, Inc.,
Sr. Unsec’d. Notes
3.625%	02/13/26	720	729,773

A297

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Morgan Stanley,
Series H, Jr. Sub. Notes
5.450%(ff)	— (rr)	639	$640,598
Sr. Unsec’d. Notes
2.800%	06/16/20	995	995,768
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	365	375,665
4.431%(ff)	01/23/30	225	236,976
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	800	796,339
2.750%	05/19/22	600	596,373
3.125%	07/27/26	280	272,570
4.300%	01/27/45	100	101,682
5.625%	09/23/19	400	405,209
Sub. Notes, MTN
4.100%	05/22/23	1,300	1,338,611
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	424	422,940
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	1,125	1,144,688
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	354	359,310
Murphy Oil Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/25	228	235,018
5.875%	12/01/42	188	167,779
7.050%	05/01/29	18	19,786
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	318	314,025
5.000%	09/15/20(a)	42	42,210
5.500%	01/15/23	55	52,498
5.750%	02/01/25(a)	185	165,803
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26	32	32,441
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	600	623,190
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	206	212,180
9.125%	07/15/26	210	213,150
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24	85	82,238
6.500%	06/15/22	18	18,759
6.625%	07/26/21	216	225,720
6.750%	06/25/25(a)	131	129,893
6.750%	06/15/26	275	263,313
7.250%	09/25/23	193	203,856
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23	213	213,266
5.625%	08/01/33	231	176,715

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		262	$266,258
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	— (rr)		100	101,500
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26(a)		107	104,994
4.625%	05/15/29	EUR	100	119,697
4.875%	04/15/28		270	267,300
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28(a)		888	937,950
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	87,535
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		167	169,088
Newmark Group, Inc.,
Sr. Unsec’d. Notes
6.125%	11/15/23		122	126,268
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	699,651
3.550%	05/01/27		570	572,389
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		125	124,063
4.500%	09/15/27		127	123,825
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		402	406,020
7.768%	12/15/37		658	789,600
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		88	84,590
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		593	585,588
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23		1,160	1,180,052
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		124	74,400
7.750%	01/15/24		22	19,808
Gtd. Notes, 144A
7.875%	02/01/26(a)		885	820,838
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23		415	429,396
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		300	293,011
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		843	839,839
6.250%	08/15/24		723	739,268

A298

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		428	$453,680
6.625%	01/15/27		1,342	1,444,328
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		367	377,067
6.000%	07/01/24		22	22,550
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		145	143,369
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)		361	364,610
6.875%	01/15/23		124	124,000
Gtd. Notes, 144A
6.250%	05/01/26(a)		285	271,463
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		690	708,910
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24		56	51,660
Olin Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/30(a)		277	269,383
5.125%	09/15/27(a)		310	313,488
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27(a)		1,100	1,103,277
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		1,000	998,969
7.000%	05/01/32		100	134,409
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		500	558,866
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		400	400,786
4.350%	03/15/29		2,000	2,035,169
4.550%	07/15/28		500	517,094
5.200%	07/15/48		450	461,743
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		1,989	1,887,561
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25		100	102,499
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
8.375%	10/01/23(a)		954	968,482
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27		1,639	1,643,098
Sr. Sec’d. Notes
4.375%	05/15/26	EUR	101	115,406
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		1,392	1,419,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	619	$627,666
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	64	63,040
5.375%	01/15/25	276	275,310
5.625%	10/15/27(a)	591	588,045
6.250%	06/01/24	209	216,054
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24	202	205,535
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.250%	06/15/25	223	228,910
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	153	149,558
6.125%	09/15/24	37	37,000
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	1,000	990,938
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	167	164,495
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23	600	607,185
4.000%	03/05/42	100	104,146
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	400	578,970
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	130	134,875
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20	2,000	1,986,681
4.125%	03/04/43	300	283,580
4.250%	11/10/44	600	582,677
6.375%	05/16/38	600	742,898
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22	153	94,860
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK N/A
8.500%	12/01/22	753	742,835
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25	124	125,395
5.625%	01/15/28	388	385,090
5.750%	03/01/27	203	203,761
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	200	187,748
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25	766	745,893

A299

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23(a)		546	$573,300
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		562	562,000
5.750%	04/15/26		629	629,132
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	100,703
4.400%	01/15/21		500	511,980
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		900	922,905
4.150%	09/15/21		250	257,180
Public Service Co. of Colorado,
First Mortgage
4.100%	06/15/48		250	263,137
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		155	164,761
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35		163	156,276
6.375%	05/15/33		265	264,006
PVH Corp.,
Sr. Unsec’d. Notes
3.125%	12/15/27	EUR	114	129,836
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		239	225,258
5.375%	10/01/22		398	389,045
5.625%	03/01/26		625	565,625
6.875%	03/01/21		150	153,750
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26		578	596,843
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25		176	170,280
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24		189	168,376
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)		154	148,610
6.875%	02/15/23		73	72,270
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)		139	128,923
5.000%	08/15/22		78	77,220
5.000%	03/15/23(a)		131	128,380
5.875%	07/01/22		17	17,170
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25		626	618,175
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)		518	508,288

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes
4.500%	05/15/26	EUR	118	$133,188
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	553,067
6.250%	05/15/26(a)		825	836,344
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		865	920,144
Regions Bank,
Sr. Unsec’d. Notes
2.750%	04/01/21		1,600	1,594,645
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)		495	509,912
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		42	42,683
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		190	189,535
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		371	345,494
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20		285	284,664
3.700%	03/15/28(a)		203	195,642
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24		415	425,375
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	304,965
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		1,315	1,281,588
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		1,259	1,267,846
5.000%	03/15/27		941	997,852
5.625%	04/15/23		200	216,772
5.875%	06/30/26		1,000	1,112,282
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		140	142,800
5.375%	04/15/23		269	275,703
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		52	7,020
7.750%	06/15/21		1,055	146,381
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24		1,733	1,750,850
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		14	14,712
Gtd. Notes, 144A
8.250%	03/15/26		868	885,924

A300

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		1,177	$1,153,460
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	74,520
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	167,498
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		456	467,400
5.625%	11/01/24		140	149,100
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	212,000
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		460	461,725
SESI LLC,
Gtd. Notes
7.125%	12/15/21		160	143,400
7.750%	09/15/24		155	128,263
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		230	228,634
3.125%	06/01/24		225	223,524
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	960,364
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	115,799
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24		127	135,255
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		456	456,274
5.375%	04/15/25		250	256,563
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)		1,638	1,618,541
5.500%	04/15/27		26	25,709
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)		347	320,975
5.625%	06/01/25(a)		402	371,705
6.125%	11/15/22		44	44,000
6.625%	01/15/27		12	11,400
6.750%	09/15/26(a)		218	209,008
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)		1,804	1,955,392
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23		137	142,138
Sotera Health Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		458	461,435

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	450	$435,728
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	103,896
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	144,638
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	150	147,375
7.500%	04/01/26	214	218,280
7.750%	10/01/27(a)	183	186,889
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	750	762,552
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	28	28,385
6.125%	03/15/24	343	350,711
6.875%	03/15/25	301	310,406
7.125%	03/15/26	379	385,867
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	130	137,163
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	1,709	1,734,635
7.625%	02/15/25	184	187,680
7.625%	03/01/26	1,821	1,845,584
7.875%	09/15/23	1,497	1,568,108
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	813	812,256
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	141	141,705
5.875%	08/15/26	71	71,355
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,709	1,726,090
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	42	40,110
5.000%	02/15/27	84	81,295
5.375%	11/15/24	341	349,525
6.000%	10/15/25	727	761,234
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)	335	365,569
Star Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	578	591,005
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	74	75,943

A301

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	88	$86,240
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	252	246,330
5.000%	12/15/26	220	224,675
5.500%	10/01/24	231	238,508
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	181	186,430
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	1,000	1,023,580
4.375%	05/15/44	300	309,485
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25	101	102,263
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	189	192,005
5.500%	02/15/26	128	126,720
5.875%	03/15/28	4	3,970
Sr. Unsec’d. Notes, 144A
6.000%	04/15/27	46	46,216
SunTrust Bank,
Sr. Unsec’d. Notes
2.590%(ff)	01/29/21	820	818,100
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	533	482,365
8.875%	04/15/21	174	182,230
10.000%	04/15/27	213	216,195
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	383	383,572
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	200	200,041
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24	285	299,963
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	56	49,280
Gtd. Notes, 144A
10.500%	01/15/26	56	58,380
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23	32	32,190
5.500%	09/15/24	478	489,950
5.500%	01/15/28	1,052	1,054,935
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	496,507
4.300%	06/15/48	180	180,830
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	5,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	01/15/28(a)	710	$700,238
5.125%	02/01/25	87	88,740
5.375%	02/01/27	19	19,428
Gtd. Notes, 144A
5.875%	04/15/26	199	210,343
6.500%	07/15/27	348	375,405
6.875%	01/15/29	812	882,035
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	1,109,656
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	414	336,893
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	81	81,810
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	68	67,448
4.875%	06/01/26	260	264,875
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	438	441,285
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	79	79,049
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	1,386	1,438,737
Sr. Sec’d. Notes
4.625%	07/15/24	1,239	1,240,920
Sr. Unsec’d. Notes
8.125%	04/01/22	696	748,792
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)	469	466,655
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	218	215,382
5.000%	01/31/28	383	369,595
6.625%	06/15/25	35	36,663
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	418	361,570
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	305	305,058
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21	764	813,277
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	300	304,971
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	492	491,731
4.750%	02/01/28	649	643,321
5.125%	04/15/25	83	84,971
6.500%	01/15/26	281	299,968

A302

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21	245	$248,748
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26	344	342,280
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25	19	19,287
Gtd. Notes, 144A
7.500%	03/15/27	42	43,050
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	6,063	6,314,440
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	243	245,901
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	454	472,160
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20	31	32,008
8.375%	12/15/21	55	57,888
Gtd. Notes, 144A
7.250%	11/01/25	427	422,730
7.500%	01/15/26	285	281,438
9.000%	07/15/23	567	604,564
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	208	224,640
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	46	46,058
5.250%	06/01/27	120	110,400
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24	154	154,770
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	385	384,592
Uber Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	11/01/23	292	304,410
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	515	508,563
4.875%	01/15/28	195	189,677
5.500%	07/15/25	62	63,395
5.500%	05/15/27	397	400,970
5.875%	09/15/26	250	258,438
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	32	29,840
6.875%	08/15/25	278	270,355
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	1,300	1,334,402

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/45		400	$451,971
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)		176	166,650
5.125%	02/15/25		206	191,838
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		300	307,875
Sr. Unsec’d. Notes, 144A
6.875%	09/01/27		325	330,281
USI, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		74	71,873
Vantage Drilling International,
Sr. Sec’d. Notes, 144A
9.250%	11/15/23		162	166,455
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
3.875%	11/15/25	GBP	100	135,560
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		265	272,012
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		200	191,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		1,900	2,008,288
5.012%	08/21/54		300	320,876
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		1,196	1,193,010
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		196	206,045
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)		490	487,550
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		575	585,126
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		92	100,583
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,129	1,098,517
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25		348	353,220
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		140	154,487
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		64	67,681

A303

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	100	$104,000
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	465	483,600
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24	176	191,277
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20	360	356,668
2.950%	08/21/22	2,085	2,062,884
3.900%	08/21/27	926	890,191
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	265	247,113
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19	1,100	1,099,102
3.800%	11/18/24	110	112,110
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	02/15/41	125	167,429
6.400%	12/15/35	200	265,350
Warner Media LLC,
Gtd. Notes
2.950%	07/15/26	925	875,473
3.600%	07/15/25	275	274,310
Weatherford International Ltd.,
Gtd. Notes
5.125%	09/15/20(a)	270	237,600
5.950%	04/15/42	184	102,985
6.500%	08/01/36	90	50,850
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	413	427,455
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	567	593,224
Wells Fargo & Co.,
Series U, Jr. Sub. Notes
5.875%(ff)	— (a)(rr)	829	885,787
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24(a)	530	545,411
Sub. Notes, MTN
4.650%	11/04/44	175	179,754
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	653	623,615
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	140	139,650
Whiting Petroleum Corp.,
Gtd. Notes
6.625%	01/15/26(a)	408	399,840
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	178	184,008

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23		193	$193,000
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	148,806
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	90	105,790
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		80	80,800
8.250%	08/01/23		179	201,375
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%	04/01/24		10	10,150
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35		370	290,450
6.750%	12/15/39		5	4,756
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/24		21	21,420
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		8	6,920
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		102	103,275
6.375%	05/15/25(a)		423	425,115
Gtd. Notes, 144A
5.750%	01/15/27		1,533	1,529,627
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.700%	03/19/23		225	227,047
Zions Bancorp NA,
Sr. Unsec’d. Notes
3.500%	08/27/21		490	495,115
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27		500	480,469
3.450%	11/13/20		245	247,232
4.700%	02/01/43		500	531,001

				448,240,087

TOTAL CORPORATE BONDS (cost $531,691,086)				534,708,663

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.907%	10/01/50		200	305,836
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34		150	184,394

A304

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	$607,488

			1,097,718

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	95	106,913

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	131,317
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	227,246

			358,563

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	200	300,404

New York — 0.0%
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	133,035
5.952%	06/15/42	80	109,160
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	224,066

			466,261

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	150,758

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	257,960

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	267,184

TOTAL MUNICIPAL BONDS (cost $2,840,359)			3,005,761

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
United States
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	50	49,819
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	50	51,245

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
4.086%(c)	01/25/24	47	$47,422
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.886%(c)	01/25/24	1,300	1,455,172
Series 2014-C02, Class 2M2, 1 Month LIBOR + 2.600%
5.086%(c)	05/25/24	1,377	1,429,362
Series 2014-C03, Class 2M2, 1 Month LIBOR + 2.900%
5.386%(c)	07/25/24	1,233	1,290,938
Series 2014-C04, Class 1M2, 1 Month LIBOR + 4.900%
7.386%(c)	11/25/24	746	837,860
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	1,027	1,030,373
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.836%(c)	01/25/29	233	233,623
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.786%(c)	05/25/29	226	226,158
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.786%(c)	07/25/29	689	691,710
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550%
6.036%(c)	07/25/29	1,940	2,048,023
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.636%(c)	09/25/29	991	993,497
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.336%(c)	11/25/29	1,483	1,484,285
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
3.036%(c)	01/25/30	744	743,676
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/30	190	189,955
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.136%(c)	05/25/30	970	969,471
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
3.136%(c)	08/25/30	1,719	1,718,684
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.166%(c)	10/25/30	1,560	1,559,081
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550%
3.036%(c)	03/25/31	864	863,349
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
3.036%(c)	03/25/31	698	696,839
Freddie Mac STACR Trust,
Series 2019-DNA1, Class M1, 1 Month LIBOR + 0.900%, 144A
3.386%(c)	01/25/49	2,040	2,042,595
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
4.136%(c)	04/25/24	335	337,173
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.636%(c)	01/25/25	1,150	1,229,759
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
6.286%(c)	03/25/25	570	600,629
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
5.136%(c)	03/25/28	595	602,629
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	07/25/29	595	597,151
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/30	1,324	1,322,763
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%

A305

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
3.286%(c)	12/25/29		1,623	$1,623,456
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
3.036%(c)	04/25/30		927	925,614
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	09/25/48		1,560	1,558,392
Series 2018-HRP2, Class M2, 1 Month LIBOR + 1.250%, 144A
3.736%(c)	02/25/47		1,390	1,395,805

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $30,844,515)				30,846,508

SOVEREIGN BONDS — 0.4%
Colombia — 0.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45(a)		700	734,440

France — 0.1%
French Republic Government Bond OAT, Bonds
1.850%	07/25/27	EUR	630	974,536
Bonds, 144A
0.100%	07/25/47	EUR	140	174,485
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	150	197,002

				1,346,023

Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28(a)		900	875,565

Italy — 0.0%
Italy Buoni Poliennali del Tesoro,
Sr. Unsec’d. Notes, 144A
1.250%	10/27/20	EUR	98	111,807
1.300%	05/15/28	EUR	230	257,868
Italy Buoni Poliennali Del Tesoro,
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	225	252,581

				622,256

Japan — 0.1%
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/27	JPY	36,581	329,258
0.100%	03/10/28	JPY	87,300	785,420

				1,114,678

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23		600	616,800
4.350%	01/15/47		200	187,200
4.500%	04/22/29		225	232,988
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	480,743

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Mexico (cont’d.)
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34(a)		500	$609,005

				2,126,736

New Zealand — 0.1%
New Zealand Government Inflation Linked Bond,
Sr. Unsec’d. Notes, TIPS
2.500%	09/20/35	NZD	270	235,839
2.500%	09/20/40	NZD	107	94,970
3.000%	09/20/30	NZD	785	703,070

				1,033,879

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27(a)		509	555,324

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		160	167,520
5.100%	06/18/50(a)		400	427,000

				594,520

TOTAL SOVEREIGN BONDS (cost $8,768,899)				9,003,421

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.3%
Federal Farm Credit Banks
3.125%	02/06/30		600	614,169
Federal Home Loan Banks
4.000%	09/01/28		245	270,028
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.453%(c)	05/01/43		32	31,714
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.518%(c)	08/01/43		11	10,951
Federal Home Loan Mortgage Corp.
3.000%	TBA		115	116,109
3.000%	03/01/27		89	89,930
3.000%	05/01/27		37	37,452
3.000%	11/01/27		216	219,047
3.000%	04/01/29		217	219,781
3.000%	02/01/31		268	271,012
3.000%	05/01/31		60	60,410
3.000%	06/01/31		33	33,725
3.000%	05/01/33		96	96,901
3.000%	05/01/33		42	42,931
3.000%	05/01/33		17	17,678
3.000%	07/01/46		157	156,229
3.000%	08/01/46		402	400,623
3.000%	10/01/46		149	148,739
3.000%	12/01/46		232	230,808
3.000%	12/01/46		81	80,783
3.000%	12/01/46		62	61,809
3.000%	02/01/47		666	662,818
3.000%	05/01/47		42	42,220
3.000%	06/01/47		362	360,939
3.000%	10/01/47		411	409,318

A306

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	TBA	5,380	$5,457,037
3.500%	03/01/32	86	88,516
3.500%	04/01/32	200	205,977
3.500%	05/01/35	112	115,111
3.500%	09/01/38	48	49,361
3.500%	10/01/42	1,301	1,329,639
3.500%	10/01/42	99	100,765
3.500%	06/01/43	349	356,748
3.500%	07/01/43	156	159,496
3.500%	09/01/44	29	29,849
3.500%	10/01/44	185	188,505
3.500%	12/01/45	98	99,714
3.500%	03/01/46	70	71,001
3.500%	03/01/46	54	54,732
3.500%	05/01/46	91	92,622
3.500%	05/01/46	51	51,831
3.500%	07/01/46	188	190,782
3.500%	07/01/46	21	21,258
3.500%	08/01/46	173	176,237
3.500%	08/01/46	34	34,561
3.500%	08/01/46	26	26,216
3.500%	09/01/46	44	44,497
3.500%	12/01/46	264	268,131
3.500%	12/01/46	55	55,473
3.500%	01/01/47	53	53,901
3.500%	02/01/47	644	654,787
3.500%	03/01/47	186	188,883
3.500%	04/01/47	236	239,732
3.500%	04/01/47	42	42,598
3.500%	05/01/47	156	159,494
3.500%	07/01/47	333	338,346
3.500%	09/01/47	482	491,931
3.500%	09/01/47	403	409,339
3.500%	09/01/47	138	139,942
3.500%	01/01/48	506	518,459
3.500%	02/01/48	375	377,134
3.500%	02/01/48	55	55,545
3.500%	03/01/48	244	248,016
3.500%	05/01/48	710	721,935
3.500%	05/01/48	75	75,896
3.500%	06/01/48	185	187,992
3.500%	04/01/49	61	62,193
4.000%	TBA	4,044	4,162,820
4.000%	TBA	42	43,326
4.000%	05/01/33	164	168,951
4.000%	08/01/42	51	52,806
4.000%	06/01/44	589	614,253
4.000%	02/01/45	49	51,455
4.000%	07/01/45	101	104,500
4.000%	09/01/45	498	514,829
4.000%	03/01/46	130	134,303
4.000%	05/01/46	238	245,314
4.000%	07/01/46	101	104,341
4.000%	10/01/46	74	76,373
4.000%	02/01/47	50	51,623
4.000%	10/01/47	61	62,882
4.000%	01/01/48	2,022	2,087,172
4.000%	02/01/48	338	349,205

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	02/01/48	73	$76,268
4.000%	06/01/48	150	154,682
4.000%	06/01/48	145	151,466
4.000%	06/01/48	143	149,838
4.000%	07/01/48	617	637,147
4.000%	12/01/48	886	913,942
4.000%	12/01/48	377	391,146
4.000%	01/01/49	575	593,095
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495%
4.061%(c)	06/01/43	14	14,293
Federal Home Loan Mortgage Corp.
4.500%	TBA	2,952	3,080,714
4.500%	TBA	300	305,060
4.500%	06/01/38	163	172,283
4.500%	07/01/39	364	385,241
4.500%	09/01/39	16	17,156
4.500%	10/01/39	70	74,331
4.500%	01/01/40	127	135,094
4.500%	02/01/40	17	18,576
4.500%	04/01/40	34	35,841
4.500%	02/01/41	188	198,774
4.500%	07/01/41	23	24,025
4.500%	08/01/41	22	23,182
4.500%	10/01/41	596	634,304
4.500%	01/01/42	24	25,210
4.500%	05/01/42	35	37,559
4.500%	01/01/45	38	40,513
4.500%	01/01/46	639	670,706
4.500%	09/01/46	33	35,593
4.500%	03/01/47	30	31,827
4.500%	05/01/47	111	116,658
4.500%	06/01/47	33	34,641
4.500%	05/01/48	2,168	2,271,392
4.500%	06/01/48	331	346,464
4.500%	07/01/48	275	288,162
4.500%	07/01/48	126	132,660
4.500%	07/01/48	101	106,519
4.500%	10/01/48	125	130,734
4.500%	12/01/48	1,175	1,229,825
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.788%
4.557%(c)	08/01/41	50	51,487
Federal Home Loan Mortgage Corp.
5.000%	TBA	4,500	4,765,078
5.000%	TBA	400	402,278
5.000%	01/01/37	27	28,589
5.000%	02/01/37	24	26,384
5.000%	03/01/38	176	189,712
5.000%	09/01/47	23	24,603
5.000%	03/01/48	26	28,070
5.000%	05/01/48	137	145,631
5.000%	07/01/48	531	562,370
5.500%	TBA	1,900	2,034,484
5.500%	06/01/35	102	112,550
5.500%	08/01/38	112	122,302
6.000%	09/01/36	107	117,734
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535%
2.047%(c)	06/01/43	106	106,960

A307

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695%
2.446%(c)	08/01/42	110	$114,437
Federal National Mortgage Assoc.
2.500%	TBA	625	607,349
3.000%	TBA	158	157,064
3.000%	01/01/27	114	115,095
3.000%	08/01/27	37	37,128
3.000%	09/01/27	231	234,436
3.000%	09/01/27	25	24,947
3.000%	11/01/27	50	50,273
3.000%	11/01/27	40	40,061
3.000%	11/01/27	33	33,668
3.000%	11/01/27	25	25,235
3.000%	11/01/27	25	25,089
3.000%	11/01/27	20	19,806
3.000%	12/01/27	23	23,462
3.000%	02/01/31	762	769,414
3.000%	02/01/31	393	396,891
3.000%	02/01/31	13	13,106
3.000%	03/01/31	308	311,378
3.000%	05/01/33	74	74,784
3.000%	05/01/33	45	45,566
3.000%	05/01/33	27	27,140
3.000%	08/01/33	501	506,409
3.000%	12/01/35	273	276,333
3.000%	03/01/45	422	421,956
3.000%	05/01/45	196	195,638
3.000%	08/01/46	293	291,944
3.000%	08/01/46	48	47,814
3.000%	10/01/46	52	51,864
3.000%	11/01/46	338	336,784
3.000%	11/01/46	66	66,145
3.000%	12/01/46	75	75,286
3.000%	12/01/46	28	27,599
3.000%	01/01/47	180	179,598
3.000%	01/01/47	131	131,090
3.000%	02/01/47	974	971,004
3.000%	02/01/47	199	195,360
3.000%	03/01/47	168	167,448
3.000%	12/01/47	190	190,149
3.500%	TBA	1,298	1,315,593
3.500%	11/01/30	14	14,430
3.500%	05/01/32	49	50,639
3.500%	06/01/32	128	131,825
3.500%	08/01/32	44	45,071
3.500%	09/01/32	369	379,297
3.500%	06/01/35	110	113,249
3.500%	06/01/35	63	64,780
3.500%	09/01/38	24	24,363
3.500%	06/01/42	430	439,219
3.500%	09/01/42	317	323,944
3.500%	11/01/42	151	154,488
3.500%	11/01/42	30	30,490
3.500%	01/01/43	4,507	4,608,053
3.500%	05/01/43	427	435,563
3.500%	10/01/44	90	91,968
3.500%	02/01/45	109	111,620
3.500%	03/01/45	55	56,086

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/45	105	$107,501
3.500%	08/01/45	70	70,826
3.500%	09/01/45	668	680,602
3.500%	10/01/45	24	24,489
3.500%	11/01/45	377	382,010
3.500%	12/01/45	186	188,902
3.500%	12/01/45	62	62,760
3.500%	12/01/45	34	34,944
3.500%	02/01/46	655	666,727
3.500%	03/01/46	708	719,181
3.500%	03/01/46	432	441,118
3.500%	03/01/46	74	74,979
3.500%	04/01/46	28	28,691
3.500%	05/01/46	229	232,396
3.500%	06/01/46	90	91,307
3.500%	07/01/46	258	262,680
3.500%	08/01/46	80	81,592
3.500%	09/01/46	191	195,239
3.500%	10/01/46	1,747	1,775,439
3.500%	10/01/46	151	154,126
3.500%	10/01/46	45	45,897
3.500%	12/01/46	362	367,765
3.500%	12/01/46	265	270,923
3.500%	12/01/46	186	190,529
3.500%	12/01/46	124	126,312
3.500%	12/01/46	41	41,979
3.500%	12/01/46	19	19,692
3.500%	01/01/47	170	174,086
3.500%	01/01/47	168	170,193
3.500%	01/01/47	160	164,596
3.500%	01/01/47	160	162,399
3.500%	01/01/47	136	137,756
3.500%	04/01/47	144	145,902
3.500%	05/01/47	79	80,140
3.500%	06/01/47	177	180,173
3.500%	06/01/47	81	82,977
3.500%	07/01/47	95	96,811
3.500%	08/01/47	201	203,718
3.500%	09/01/47	371	377,079
3.500%	10/01/47	236	241,360
3.500%	10/01/47	69	70,046
3.500%	11/01/47	538	546,044
3.500%	11/01/47	124	126,911
3.500%	11/01/47	29	30,295
3.500%	01/01/48	503	510,231
3.500%	01/01/48	228	232,536
3.500%	01/01/48	54	54,521
3.500%	02/01/48	519	529,565
3.500%	02/01/48	102	104,475
3.500%	03/01/48	55	55,563
3.500%	04/01/48	50	51,439
3.500%	05/01/48	59	60,347
3.500%	06/01/48	238	241,668
3.500%	11/01/51	2,372	2,414,378
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
3.905%(c)	04/01/43	7	7,408
Federal National Mortgage Assoc.
4.000%	TBA	15,279	15,716,268

A308

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA	10	$10,300
4.000%	05/01/26	227	235,194
4.000%	02/01/31	178	185,004
4.000%	05/01/33	124	127,879
4.000%	06/01/33	59	60,607
4.000%	07/01/33	31	31,651
4.000%	06/01/38	554	574,766
4.000%	09/01/41	14	14,430
4.000%	09/01/42	1,758	1,845,319
4.000%	09/01/42	15	15,457
4.000%	09/01/43	130	135,289
4.000%	05/01/44	167	175,178
4.000%	10/01/44	474	490,295
4.000%	01/01/45	353	366,212
4.000%	01/01/45	262	271,058
4.000%	03/01/45	157	164,764
4.000%	03/01/45	147	151,964
4.000%	06/01/45	175	181,564
4.000%	07/01/45	451	466,424
4.000%	09/01/45	54	56,473
4.000%	09/01/45	31	32,485
4.000%	01/01/46	1,002	1,036,152
4.000%	02/01/46	82	84,699
4.000%	05/01/46	710	734,299
4.000%	06/01/46	778	815,823
4.000%	08/01/46	715	739,106
4.000%	08/01/46	435	449,798
4.000%	08/01/46	94	96,649
4.000%	11/01/46	106	111,254
4.000%	11/01/46	69	71,971
4.000%	02/01/47	377	389,074
4.000%	02/01/47	124	128,186
4.000%	03/01/47	96	100,183
4.000%	03/01/47	20	20,321
4.000%	04/01/47	127	132,137
4.000%	05/01/47	883	919,093
4.000%	05/01/47	42	43,357
4.000%	06/01/47	62	64,420
4.000%	06/01/47	42	43,821
4.000%	08/01/47	112	115,383
4.000%	09/01/47	301	310,829
4.000%	09/01/47	118	123,521
4.000%	10/01/47	1,459	1,508,109
4.000%	10/01/47	703	737,265
4.000%	10/01/47	157	161,985
4.000%	11/01/47	227	234,406
4.000%	12/01/47	502	520,660
4.000%	12/01/47	132	136,726
4.000%	01/01/48	1,051	1,085,154
4.000%	04/01/48	1,903	1,964,129
4.000%	06/01/48	249	256,608
4.000%	09/01/48	360	371,426
4.000%	12/01/48	550	566,471
4.000%	01/01/49	252	261,727
4.000%	02/01/49	257	264,166
4.000%	01/01/57	196	202,801
4.000%	02/01/57	222	229,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
4.031%(c)	05/01/43	98	$100,970
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.500%(c)	08/01/41	66	69,114
Federal National Mortgage Assoc.
4.500%	01/01/42	416	439,407
4.500%	01/01/42	188	198,816
4.500%	09/01/42	741	782,094
4.500%	06/01/44	270	285,514
4.500%	06/01/44	198	207,943
4.500%	02/01/45	827	876,765
4.500%	08/01/45	1,017	1,078,135
4.500%	11/01/45	57	59,423
4.500%	12/01/45	105	110,738
4.500%	12/01/45	41	43,470
4.500%	01/01/46	53	55,428
4.500%	02/01/46	2,227	2,353,579
4.500%	02/01/46	60	62,883
4.500%	03/01/46	59	61,868
4.500%	04/01/46	2	1,849
4.500%	05/01/46	2	1,650
4.500%	07/01/46	34	35,420
4.500%	08/01/46	486	509,373
4.500%	08/01/46	59	62,339
4.500%	08/01/46	38	40,226
4.500%	08/01/46	7	7,407
4.500%	09/01/46	32	34,072
4.500%	10/01/46	376	394,246
4.500%	10/01/46	243	254,851
4.500%	01/01/47	183	191,471
4.500%	01/01/47	62	65,527
4.500%	01/01/47	51	53,889
4.500%	01/01/47	25	26,565
4.500%	02/01/47	48	51,090
4.500%	02/01/47	31	32,306
4.500%	03/01/47	55	57,093
4.500%	06/01/47	1,323	1,394,002
4.500%	06/01/47	397	415,647
4.500%	12/01/47	213	223,323
4.500%	01/01/48	990	1,035,948
4.500%	02/01/48	306	322,915
4.500%	02/01/48	174	184,115
4.500%	02/01/48	140	148,090
4.500%	02/01/48	137	145,458
4.500%	03/01/48	230	242,449
4.500%	04/01/48	1,887	1,990,105
4.500%	05/01/48	391	408,995
4.500%	06/01/48	580	618,050
4.500%	07/01/48	139	145,309
5.000%	TBA	2,380	2,516,125
5.000%	TBA	400	408,653
5.000%	06/01/39	58	62,511
5.000%	12/01/39	107	115,524
5.000%	01/01/40	3	2,957
5.000%	04/01/40	260	280,196
5.000%	05/01/40	19	20,982
5.000%	06/01/40	14	15,488
5.000%	06/01/40	5	5,122

A309

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	06/01/40	4	$3,938
5.000%	07/01/40	17	18,031
5.000%	07/01/40	4	4,000
5.000%	08/01/40	45	49,064
5.000%	09/01/40	8	8,580
5.000%	10/01/40	25	26,565
5.000%	02/01/41	190	205,173
5.000%	05/01/41	627	676,514
5.000%	05/01/41	193	208,285
5.000%	05/01/48	107	114,836
5.000%	01/01/49	1,251	1,325,281
5.000%	04/01/49	91	96,413
5.500%	TBA	102	108,901
5.500%	04/01/36	71	77,911
5.500%	05/01/36	40	43,686
5.500%	09/01/36	126	136,708
5.500%	08/01/37	94	102,761
5.500%	09/01/41	211	231,727
5.500%	01/01/47	1,796	1,973,068
6.000%	03/01/34	1,286	1,418,356
6.000%	07/01/41	145	158,969
Government National Mortgage Assoc.
3.000%	TBA	4,650	4,669,980
3.000%	TBA	36	36,179
3.000%	07/15/43	99	99,919
3.000%	12/15/46	88	88,220
3.000%	02/15/47	148	148,883
3.500%	TBA	3,748	3,829,036
3.500%	TBA	339	346,363
3.500%	12/20/42	592	605,433
3.500%	12/20/42	141	144,797
3.500%	03/15/43	438	449,428
3.500%	03/15/43	160	163,912
3.500%	03/15/43	28	28,408
3.500%	05/15/43	136	139,128
3.500%	06/15/43	158	162,415
3.500%	06/20/43	310	317,110
3.500%	10/20/44	27	27,723
3.500%	12/20/44	65	66,803
3.500%	04/20/45	620	634,614
3.500%	11/20/45	288	295,313
3.500%	12/20/45	400	409,772
3.500%	03/20/46	1,867	1,910,849
3.500%	04/20/46	211	216,120
3.500%	06/20/46	3,192	3,267,104
3.500%	10/20/46	573	586,194
3.500%	11/20/46	34	35,178
3.500%	12/20/46	866	886,437
3.500%	01/20/47	249	254,994
3.500%	02/20/47	745	762,307
3.500%	03/20/47	426	436,049
3.500%	04/20/47	138	140,841
3.500%	06/20/47	150	153,062
3.500%	08/20/47	253	258,771
3.500%	10/20/47	245	250,692
3.500%	12/15/47	873	894,919
3.500%	12/20/47	343	351,722

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	04/20/48	359		$367,442
3.500%	04/20/48	228		233,848
4.000%	TBA	6,918		7,142,184
4.000%	TBA	1,650		1,704,463
4.000%	12/15/40	77		79,765
4.000%	09/20/45	591		612,441
4.000%	10/20/45	20		20,600
4.000%	01/20/46	55		56,802
4.000%	03/20/46	257		266,394
4.000%	07/20/46	78		80,833
4.000%	12/15/46	108		111,344
4.000%	07/20/47	402		414,887
4.000%	08/20/47	133		137,628
4.000%	03/20/48	2,115		2,185,074
4.000%	04/20/48	718		741,469
4.000%	04/20/48	248		256,700
4.000%	05/20/48	343		354,273
4.000%	11/20/48	175		180,705
4.500%	TBA	2,503		2,599,649
4.500%	TBA	1,000		1,040,488
4.500%	08/15/39	479		503,634
4.500%	01/20/41	340		357,922
4.500%	03/20/41	51		54,118
4.500%	04/20/41	139		146,380
4.500%	09/20/43	52		54,818
4.500%	08/20/46	63		66,229
4.500%	09/20/46	60		62,606
4.500%	10/20/46	44		46,814
4.500%	11/20/46	21		22,429
4.500%	10/20/47	40		41,254
4.500%	04/20/48	3,769		3,915,623
4.500%	06/20/48	681		708,057
4.500%	07/20/48	1,968		2,044,520
4.500%	08/20/48	584		607,095
4.500%	02/20/49	496		515,857
5.000%	TBA	2,000		2,086,360
5.000%	10/20/39	262		280,417
5.000%	04/20/48	429		449,901
5.000%	05/20/48	2,672		2,800,462
5.000%	11/20/48	222		232,901
5.500%	07/20/40	498		540,312
5.500%	04/20/48	49		51,747
6.000%	09/20/38	100		110,746
6.000%	10/20/38	131		144,824

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $199,591,112)				200,545,227

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
6.250%	05/15/30	—	(r)	137
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	977		969,113
0.125%	01/15/22	2,247		2,229,354
0.125%	04/15/22	3,219		3,186,063
0.125%	07/15/22	389		386,414
0.125%	01/15/23	603		596,040
0.125%	07/15/24	2,051		2,024,934
0.125%	07/15/26	2,353		2,301,080

A310

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.250%	01/15/25	821	$811,984
0.375%	07/15/23	292	292,681
0.375%	07/15/25	1,985	1,982,719
0.375%	01/15/27	3,512	3,479,468
0.375%	07/15/27	926	918,832
0.500%	01/15/28	1,117	1,114,265
0.625%	07/15/21	1,526	1,539,447
0.625%	04/15/23	1,194	1,201,780
0.625%	01/15/24	3,172	3,202,125
0.625%	01/15/26	3,188	3,223,678
0.625%	02/15/43	597	560,766
0.750%	07/15/28	702	717,226
0.750%	02/15/42	870	846,214
0.750%	02/15/45	1,320	1,267,595
0.875%	01/15/29	1,884	1,943,613
0.875%	02/15/47	73	72,163
1.000%	02/15/46	717	730,223
1.000%	02/15/48	1,352	1,379,880
1.000%	02/15/49	240	246,082
1.125%	01/15/21	1,058	1,071,839
1.375%	02/15/44	702	775,084
1.750%	01/15/28	595	656,491
2.000%	01/15/26(k)	894	985,967
2.125%	02/15/40	616	768,256
2.125%	02/15/41	533	668,562
2.375%	01/15/25	134	148,218
2.375%	01/15/27	980	1,119,858
2.500%	01/15/29	1,008	1,194,308
3.375%	04/15/32	64	85,924
3.875%	04/15/29(k)	582	768,252

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,843,180)			45,466,635

TOTAL LONG-TERM INVESTMENTS (cost $1,823,414,944)			1,852,579,417

		Shares
SHORT-TERM INVESTMENTS — 28.9%
AFFILIATED MUTUAL FUNDS — 28.9%
PGIM Core Ultra Short Bond Fund(w)		619,238,090	619,238,090
PGIM Institutional Money Market Fund (cost $83,657,395; includes $83,463,797 of cash collateral for securities on loan)(b)(w)		83,639,478	83,656,205

TOTAL AFFILIATED MUTUAL FUNDS (cost $702,895,485)			702,894,295

OPTIONS PURCHASED~* — 0.0%
(cost $193,587)			230,623

TOTAL SHORT-TERM INVESTMENTS (cost $703,089,072)			703,124,918

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.2%
(cost $2,526,504,016)			2,555,704,335

Value
OPTIONS WRITTEN~* — (0.0)%
(premiums received 204,050)	$(192,838)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.2% (cost $2,526,299,966)	2,555,511,497
Liabilities in excess of other assets(z) — (5.2)%	(126,145,746)

NET ASSETS — 100.0%	$2,429,365,751

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,262,806 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,834,734; cash collateral of $83,463,797 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2019.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A311

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal Home Loan Mortgage Corp.	3.500%	TBA	04/15/19	(1,060)	$(1,085,258)

Federal National Mortgage Assoc.	3.000%	TBA	04/15/19	(4,429)	(4,470,201)

Federal National Mortgage Assoc.	3.500%	TBA	04/15/19	(1,116)	(1,141,415)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,644,326)					$(6,696,874)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	14	35	$263
90 Day Euro Dollar Futures	Call	03/16/20	$97.75	14	35	6,213
90 Day Euro Dollar Futures	Put	07/12/19	$97.00	5	13	31
90 Day Euro Dollar Futures	Put	07/12/19	$97.13	2	5	13
90 Day Euro Dollar Futures	Put	07/12/19	$97.25	2	5	25

Total Exchange Traded (cost $ 4,009)						$6,545

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5- Year 30 CMS CAP	Call	Morgan Stanley & Co. International PLC	06/26/19	0.40%	—	1,250	$499
5- Year 30 CMS CAP	Call	Goldman Sachs International	07/26/19	0.35%	—	3,000	1,515

Total OTC Traded (cost $ 2,014)							$2,014

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 01/14/21	Call	Morgan Stanley & Co. International PLC	01/10/20	2.95%	2.95%(S)	3 Month LIBOR(Q)	2,850	$18,570
1- Year Interest Rate Swap, 01/23/21	Call	Morgan Stanley & Co. International PLC	01/21/20	2.95%	2.95%(S)	3 Month LIBOR(Q)	2,850	18,937
1- Year Interest Rate Swap, 02/03/21	Call	Morgan Stanley & Co. International PLC	01/30/20	2.95%	2.95%(S)	3 Month LIBOR(Q)	1,390	9,318

A312

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 12/02/24	Call	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3.09%(S)	3 Month LIBOR(Q)		830	$32,629
5- Year Interest Rate Swap, 02/28/25	Call	Citibank, N.A.	02/26/20	2.52%	2.52%(S)	3 Month LIBOR(Q)		420	7,545
5- Year Interest Rate Swap, 03/31/25	Call	Barclays Bank PLC	03/27/20	2.15%	2.15%(S)	3 Month LIBOR(Q)		900	8,335
5- Year Interest Rate Swap, 02/17/26	Call	Barclays Bank PLC	02/15/21	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	240	5,432
5- Year Interest Rate Swap, 03/16/26	Call	Barclays Bank PLC	03/12/21	0.47%	0.47%(S)	3 Month LIBOR(Q)	EUR	240	3,782
10- Year Interest Rate Swap, 03/23/30	Call	Citibank, N.A.	03/19/20	2.69%	2.69%(S)	3 Month LIBOR(Q)		450	15,159
10- Year Interest Rate Swap, 03/11/34	Call	Barclays Bank PLC	03/07/24	2.98%	2.98%(S)	3 Month LIBOR(Q)		154	9,157
10- Year Interest Rate Swap, 03/14/34	Call	Barclays Bank PLC	03/12/24	2.95%	2.95%(S)	3 Month LIBOR(Q)		150	8,750
10- Year Interest Rate Swap, 01/12/39	Call	Barclays Bank PLC	01/10/29	3.05%	3.05%(S)	3 Month LIBOR(Q)		40	2,674
10- Year Interest Rate Swap, 01/16/39	Call	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3.04%(S)	3 Month LIBOR(Q)		40	2,649
10- Year Interest Rate Swap, 01/31/39	Call	Barclays Bank PLC	01/29/29	3.08%	3.08%(S)	3 Month LIBOR(Q)		40	2,729
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	2.99%(S)	3 Month LIBOR(Q)		40	2,637
10- Year Interest Rate Swap, 12/08/48	Call	Barclays Bank PLC	12/06/38	3.09%	3.09%(S)	3 Month LIBOR(Q)		115	7,952
10- Year Interest Rate Swap, 02/24/49	Call	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	2.86%(S)	3 Month LIBOR(Q)		40	2,460
20- Year Interest Rate Swap, 04/20/41	Call	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	0.78%(S)	6 Month JPY LIBOR(S)	JPY	4,700	2,659
30- Year Interest Rate Swap, 04/28/53	Call	Goldman Sachs International	04/26/23	3.11%	3.11%(S)	3 Month LIBOR(Q)		25	3,623
30- Year Interest Rate Swap, 01/31/54	Call	Citibank, N.A.	01/29/24	2.97%	2.97%(S)	3 Month LIBOR(Q)		20	2,636

A313

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 12/02/24	Put	Morgan Stanley & Co. International PLC	11/27/19	3.09%	3 Month LIBOR(Q)	3.09%(S)		830	$468
5- Year Interest Rate Swap, 02/28/25	Put	Citibank, N.A.	02/26/20	2.52%	3 Month LIBOR(Q)	2.52%(S)		420	2,365
5- Year Interest Rate Swap, 03/31/25	Put	Barclays Bank PLC	03/27/20	2.15%	3 Month LIBOR(Q)	2.15%(S)		900	12,662
5- Year Interest Rate Swap, 02/17/26	Put	Barclays Bank PLC	02/15/21	0.55%	6 Month EURIBOR(S)	0.55%(A)	EUR	240	1,352
5- Year Interest Rate Swap, 03/16/26	Put	Barclays Bank PLC	03/12/21	0.47%	3 Month LIBOR(Q)	0.47%(S)	EUR	240	2,103
10- Year Interest Rate Swap, 03/23/30	Put	Citibank, N.A.	03/19/20	2.69%	3 Month LIBOR(Q)	2.69%(S)		450	4,908
10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	3 Month JPY LIBOR(Q)	1.10%(S)	JPY	145,275	1,386
10- Year Interest Rate Swap, 03/11/34	Put	Barclays Bank PLC	03/07/24	2.98%	3 Month LIBOR(Q)	2.98%(S)		154	5,223
10- Year Interest Rate Swap, 03/14/34	Put	Barclays Bank PLC	03/12/24	2.95%	3 Month LIBOR(Q)	2.95%(S)		150	5,244
10- Year Interest Rate Swap, 01/12/39	Put	Barclays Bank PLC	01/10/29	3.05%	3 Month LIBOR(Q)	3.05%(S)		40	1,869
10- Year Interest Rate Swap, 01/16/39	Put	Morgan Stanley & Co. International PLC	01/11/29	3.04%	3 Month LIBOR(Q)	3.04%(S)		40	1,888
10- Year Interest Rate Swap, 01/31/39	Put	Barclays Bank PLC	01/29/29	3.08%	3 Month LIBOR(Q)	3.08%(S)		40	1,836
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase Bank, N.A.	04/27/38	2.99%	3 Month LIBOR(Q)	2.99%(S)		40	1,859
10- Year Interest Rate Swap, 12/08/48	Put	Barclays Bank PLC	12/06/38	3.09%	3 Month LIBOR(Q)	3.09%(S)		115	5,025
10- Year Interest Rate Swap, 02/24/49	Put	JPMorgan Chase Bank, N.A.	02/22/39	2.86%	3 Month LIBOR(Q)	2.86%(S)		40	1,947
20- Year Interest Rate Swap, 04/20/41	Put	JPMorgan Chase Bank, N.A.	04/16/21	0.78%	6 Month JPY LIBOR(S)	0.78%(S)	JPY	4,700	369
30- Year Interest Rate Swap, 06/09/51	Put	Barclays Bank PLC	06/07/21	3.80%	3 Month LIBOR(Q)	3.80%(S)		160	1,239
30- Year Interest Rate Swap, 04/28/53	Put	Goldman Sachs International	04/26/23	3.11%	3 Month LIBOR(Q)	3.11%(S)		25	1,297

A314

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 01/31/54	Put	Citibank, N.A.	01/29/24	2.97%	3 Month LIBOR(Q)	2.97%(S)	20	$1,391

Total OTC Swaptions (cost $187,564)								$222,064

Total Options Purchased (cost $193,587)								$230,623

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

90 Day Euro Dollar Futures	Call	06/17/19	$97.88	14	35	$(175)

90 Day Euro Dollar Futures	Call	03/16/20	$97.88	14	35	(4,901)

Total Exchange Traded (premiums received $ 2,583)						$(5,076)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5- Year 30 CMS CAP	Call	Morgan Stanley & Co. International PLC	06/26/19	0.50%	—	1,250	$(144)
5- Year 30 CMS CAP	Call	Goldman Sachs International	07/26/19	0.45%	—	3,000	(584)

Total OTC Traded (premiums received $834)							$(728)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
1- Year Interest Rate Swap, 01/14/21	Call	Morgan Stanley & Co. International PLC	01/10/20	2.45%	3 Month LIBOR(Q)	2.45	%(S)	4,275	$(11,568)
1- Year Interest Rate Swap, 01/23/21	Call	Morgan Stanley & Co. International PLC	01/21/20	2.45%	3 Month LIBOR(Q)	2.45	%(S)	4,275	(12,056)
1- Year Interest Rate Swap, 02/03/21	Call	Morgan Stanley & Co. International PLC	01/30/20	2.45%	3 Month LIBOR(Q)	2.45	%(S)	2,085	(6,043)
2- Year Interest Rate Swap, 07/03/21	Call	Barclays Bank PLC	07/01/19	2.10%	3 Month LIBOR(Q)	2.10	%(S)	1,115	(1,104)
2- Year Interest Rate Swap, 07/08/21	Call	JPMorgan Chase Bank, N.A.	07/03/19	2.10%	3 Month LIBOR(Q)	2.10	%(S)	2,460	(2,507)
2- Year Interest Rate Swap, 07/08/21	Call	Bank of America, N.A.	07/03/19	2.10%	3 Month LIBOR(Q)	2.10	%(S)	820	(428)

A315

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swap, 07/10/21	Call	JPMorgan Chase Bank, N.A.	07/08/19	2.15%	3 Month LIBOR(Q)	2.15%(S)		1,310	$(1,723)

2- Year Interest Rate Swap, 09/25/21	Call	JPMorgan Chase Bank, N.A.	09/23/19	2.00%	3 Month LIBOR(Q)	2.00%(S)		500	(765)

2- Year Interest Rate Swap, 11/12/21	Call	Deutsche Bank AG	11/07/19	3.30%	3 Month LIBOR(Q)	3.30%(S)		500	(10,117)

2- Year Interest Rate Swap, 02/26/22	Call	Deutsche Bank AG	02/24/20	2.40%	3 Month LIBOR(Q)	2.40%(S)		7,100	(47,065)

2- Year Interest Rate Swap, 02/28/22	Call	Citibank, N.A.	02/26/20	2.46%	3 Month LIBOR(Q)	2.46%(S)		1,020	(7,502)

2- Year Interest Rate Swap, 03/31/22	Call	Barclays Bank PLC	03/27/20	1.70%	3 Month LIBOR(Q)	1.70%(S)		2,200	(4,296)

2- Year Interest Rate Swap, 04/16/22	Call	Deutsche Bank AG	04/14/20	2.88%	3 Month LIBOR(Q)	2.88%(S)		740	(10,439)

2- Year Interest Rate Swap, 06/02/22	Call	Deutsche Bank AG	05/29/20	2.90%	3 Month LIBOR(Q)	2.90%(S)		390	(5,749)

2- Year Interest Rate Swap, 02/17/23	Call	Barclays Bank PLC	02/15/21	0.21%	6 Month EURIBOR(S)	0.21%(A)	EUR	745	(5,544)

2- Year Interest Rate Swap, 03/16/23	Call	Barclays Bank PLC	03/12/21	0.16%	3 Month LIBOR(Q)	0.16%(S)	EUR	745	(3,910)

10- Year Interest Rate Swap, 09/25/29	Call	Barclays Bank PLC	09/23/19	2.25%	3 Month LIBOR(Q)	2.25%(S)		113	(928)

10- Year Interest Rate Swap, 03/10/31	Call	Barclays Bank PLC	03/08/21	2.79%	3 Month LIBOR(Q)	2.79%(S)		231	(10,169)

10- Year Interest Rate Swap, 03/14/39	Call	Barclays Bank PLC	03/12/29	3.05%	3 Month LIBOR(Q)	3.05%(S)		120	(8,031)

2- Year Interest Rate Swap, 07/03/21	Put	Barclays Bank PLC	07/01/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		1,115	(53)

2- Year Interest Rate Swap, 07/08/21	Put	JPMorgan Chase Bank, N.A.	07/03/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		2,460	(123)

2- Year Interest Rate Swap, 07/08/21	Put	Bank of America, N.A.	07/03/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		820	(21)

2- Year Interest Rate Swap, 07/10/21	Put	JPMorgan Chase Bank, N.A.	07/08/19	2.95%	2.95%(S)	3 Month LIBOR(Q)		1,310	(52)

2- Year Interest Rate Swap, 08/28/21	Put	JPMorgan Chase Bank, N.A.	08/26/19	2.70%	2.70%(S)	3 Month LIBOR(Q)		510	(213)

2- Year Interest Rate Swap, 09/10/21	Put	Goldman Sachs International	09/06/19	3.30%	3.30%(S)	3 Month LIBOR(Q)		520	(9)

A316

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swap, 09/25/21	Put	JPMorgan Chase Bank, N.A.	09/23/19	2.60%	2.60%(S)	3 Month LIBOR(Q)		500	$(414)

2- Year Interest Rate Swap, 11/12/21	Put	Deutsche Bank AG	11/07/19	3.30%	3.30%(S)	3 Month LIBOR(Q)		500	(23)

2- Year Interest Rate Swap, 01/07/22	Put	Goldman Sachs International	01/03/20	2.80%	2.80%(S)	3 Month LIBOR(Q)		390	(234)

2- Year Interest Rate Swap, 01/27/22	Put	Barclays Bank PLC	01/23/20	0.20%	0.20%(A)	6 Month EURIBOR(S)	EUR	450	(70)

2- Year Interest Rate Swap, 02/26/22	Put	Deutsche Bank AG	02/24/20	3.40%	3.40%(S)	3 Month LIBOR(Q)		7,100	(645)

2- Year Interest Rate Swap, 02/28/22	Put	Citibank, N.A.	02/26/20	2.46%	2.46%(S)	3 Month LIBOR(Q)		1,020	(2,344)

2- Year Interest Rate Swap, 03/31/22	Put	Barclays Bank PLC	03/27/20	2.10%	2.10%(S)	3 Month LIBOR(Q)		2,200	(12,523)

2- Year Interest Rate Swap, 04/16/22	Put	Deutsche Bank AG	04/14/20	2.88%	2.88%(S)	3 Month LIBOR(Q)		740	(537)

2- Year Interest Rate Swap, 05/07/22	Put	Goldman Sachs International	05/05/20	3.15%	3.15%(S)	3 Month LIBOR(Q)		400	(134)

2- Year Interest Rate Swap, 06/02/22	Put	Goldman Sachs International	05/29/20	3.35%	3.35%(S)	3 Month LIBOR(Q)		550	(116)

2- Year Interest Rate Swap, 06/02/22	Put	Deutsche Bank AG	05/29/20	2.90%	2.90%(S)	3 Month LIBOR(Q)		390	(317)

2- Year Interest Rate Swap, 06/10/22	Put	Goldman Sachs International	06/08/20	3.45%	3.45%(S)	3 Month LIBOR(Q)		550	(92)

2- Year Interest Rate Swap, 06/17/22	Put	Goldman Sachs International	06/15/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		350	(53)

2- Year Interest Rate Swap, 08/26/22	Put	Barclays Bank PLC	08/24/20	3.50%	3.50%(S)	3 Month LIBOR(Q)		700	(167)

2- Year Interest Rate Swap, 12/16/22	Put	JPMorgan Chase Bank, N.A.	12/14/20	0.60%	0.60%(S)	3 Month LIBOR(Q)	EUR	760	(474)

2- Year Interest Rate Swap, 12/23/22	Put	Barclays Bank PLC	12/21/20	0.55%	0.55%(S)	3 Month LIBOR(Q)	EUR	360	(268)

2- Year Interest Rate Swap, 12/31/22	Put	Citibank, N.A.	12/29/20	3.25%	3.25%(S)	3 Month LIBOR(Q)		630	(487)

2- Year Interest Rate Swap, 02/17/23	Put	Barclays Bank PLC	02/15/21	0.21%	0.21%(A)	6 Month EURIBOR(S)	EUR	745	(1,461)

2- Year Interest Rate Swap, 03/16/23	Put	Barclays Bank PLC	03/12/21	0.16%	0.16%(S)	3 Month LIBOR(Q)	EUR	745	(2,238)

A317

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

2- Year Interest Rate Swap, 03/31/23	Put	Barclays Bank PLC	03/29/21	0.10%	0.10%(S)	3 Month LIBOR(Q)	EUR	790	$(2,377)

5- Year Interest Rate Swap, 06/27/24	Put	Barclays Bank PLC	06/25/19	0.60%	0.60%(A)	6 Month EURIBOR(S)	EUR	180	(4)

10- Year Interest Rate Swap, 04/18/29	Put	Deutsche Bank AG	04/16/19	2.90%	2.90%(S)	3 Month LIBOR(Q)		380	(1)

10- Year Interest Rate Swap, 09/25/29	Put	Barclays Bank PLC	09/23/19	2.65%	2.65%(S)	3 Month LIBOR(Q)		113	(697)

10- Year Interest Rate Swap, 03/10/31	Put	Barclays Bank PLC	03/08/21	2.79%	2.79%(S)	3 Month LIBOR(Q)		231	(4,128)

10- Year Interest Rate Swap, 06/09/31	Put	Barclays Bank PLC	06/07/21	3.87%	3.87%(S)	3 Month LIBOR(Q)		340	(1,172)

10- Year Interest Rate Swap, 03/14/39	Put	Barclays Bank PLC	03/12/29	3.05%	3.05%(S)	3 Month LIBOR(Q)		120	(5,643)

Total OTC Swaptions (premiums received $200,633)									$(187,034)

Total Options Written (premiums received $204,050)									$(192,838)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
26	2 Year U.S. Treasury Notes	Jun. 2019	$5,540,438	$19,471
474	10 Year U.S. Treasury Notes	Jun. 2019	58,879,688	823,874
38	10 Year U.S. Ultra Treasury Notes	Jun. 2019	5,045,688	118,544
1	Euro STOXX 600 Bank Index	Jun. 2019	7,533	(61)
115	20 Year U.S. Treasury Bonds	Jun. 2019	17,210,469	609,013
1,092	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	183,455,999	6,195,073
11	Euro Schatz Index	Jun. 2019	1,381,694	2,692
264	Mini MSCI EAFE Index	Jun. 2019	24,636,480	412,218
1,106	Mini MSCI Emerging Markets Index	Jun. 2019	58,474,220	1,067,427
1	Russell 2000 E-Mini Index	Jun. 2019	77,190	659
853	S&P 500 E-Mini Index	Jun. 2019	121,032,170	3,156,230
16	S&P/TSX 60 Index	Jun. 2019	2,291,855	17,077

				12,422,217

Short Positions:
326	2 Year U.S. Treasury Notes	Jun. 2019	69,468,563	(281,864)
193	5 Year U.S. Treasury Notes	Jun. 2019	22,354,828	73,046
2	10 Year Euro-Bund	Jun. 2019	373,186	(6,092)
1	10 Year Japanese Bonds	Jun. 2019	1,383,019	(4,737)
3	10 Year U.K. Gilt	Jun. 2019	505,497	(8,336)
44	10 Year U.S. Treasury Notes	Jun. 2019	5,465,625	(1,312)
11	10 Year U.S. Ultra Treasury Notes	Jun. 2019	1,460,594	(11,103)
2	20 Year U.S. Treasury Bonds	Jun. 2019	299,313	(9,082)
3	30 Year Euro Buxl	Jun. 2019	644,987	(29,839)
5	Euro-BTP Italian Government Bond	Jun. 2019	726,168	(16,994)
8	Euro-OAT	Jun. 2019	1,459,808	(30,748)

A318

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
19	S&P 500 E-Mini Index	Jun. 2019	$2,695,910	$(36,108)

				(363,169)

				$12,059,048

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Bank of New York Mellon	AUD	1,643	$1,167,743	$1,168,403	$660	$—
Expiring 06/19/19	Citibank, N.A.	AUD	88,416	62,207,670	62,876,419	668,749	—
British Pound,
Expiring 04/04/19	Bank of New York Mellon	GBP	1,308	1,704,500	1,704,126	—	(374)
Expiring 04/04/19	HSBC Bank PLC	GBP	132	174,644	171,976	—	(2,668)
Expiring 06/19/19	Citibank, N.A.	GBP	3,338	4,388,774	4,365,599	—	(23,175)
Canadian Dollar,
Expiring 06/19/19	Bank of America, N.A.	CAD	153	113,973	114,729	756	—
Expiring 06/19/19	Citibank, N.A.	CAD	67	50,000	50,170	170	—
Expiring 06/19/19	Goldman Sachs International	CAD	8,147	6,068,311	6,108,802	40,491	—
Euro,
Expiring 04/04/19	Goldman Sachs International	EUR	188	211,707	210,996	—	(711)
Expiring 04/04/19	HSBC Bank PLC	EUR	10,717	12,042,275	12,027,923	—	(14,352)
Expiring 04/04/19	HSBC Bank PLC	EUR	1,699	1,909,236	1,906,825	—	(2,411)
	Australia And New Zealand
Expiring 06/19/19	Banking Group Ltd.	EUR	40	45,632	45,186	—	(446)
Expiring 06/19/19	Citibank, N.A.	EUR	63,075	71,357,124	71,252,112	—	(105,012)
Japanese Yen,
Expiring 04/04/19	BNP Paribas S.A.	JPY	126,135	1,139,279	1,138,710	—	(569)
Expiring 06/19/19	Citibank, N.A.	JPY	22,792	206,974	206,987	13	—
New Zealand Dollar,
Expiring 04/04/19	HSBC Bank PLC	NZD	1,443	983,575	982,789	—	(786)
Expiring 06/19/19	Citibank, N.A.	NZD	316	214,927	215,540	613	—
Norwegian Krone,
Expiring 06/19/19	JP Morgan Securities LLC	NOK	1,623	185,328	188,778	3,450	—
Expiring 06/19/19	UBS AG	NOK	645	76,275	75,023	—	(1,252)
Swedish Krona,
Expiring 06/19/19	Bank of New York Mellon	SEK	4,613	509,099	499,269	—	(9,830)
Expiring 06/19/19	Citibank, N.A.	SEK	2,334	248,276	252,611	4,335	—
Swiss Franc,
Expiring 06/19/19	Bank of America, N.A.	CHF	2,336	2,334,623	2,364,544	29,921	—

				$167,339,945	$167,927,517	749,158	(161,586)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Bank of America, N.A.	AUD	3,324	$2,338,786	$2,363,828	$—	$(25,042)
British Pound,
Expiring 04/04/19	Barclays Capital, Inc.	GBP	121	161,138	157,645	3,493	—

A319

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/04/19	Barclays Capital, Inc.	GBP	1,411	$1,879,054	$1,838,319	$40,735	$—
Expiring 05/07/19	Bank of New York Mellon	GBP	1,308	1,707,294	1,706,975	319	—
Expiring 06/19/19	Bank of New York Mellon	GBP	349	463,728	456,439	7,289	—
Canadian Dollar,
Expiring 06/19/19	Citibank, N.A.	CAD	21	15,806	15,747	59	—
Expiring 06/19/19	Goldman Sachs International	CAD	20,843	15,526,127	15,629,314	—	(103,187)
Euro,
Expiring 04/04/19	Deutsche Bank AG	EUR	166	187,866	186,305	1,561	—
Expiring 04/04/19	HSBC Bank PLC	EUR	11,343	12,988,485	12,730,498	257,987	—
Expiring 04/04/19	HSBC Bank PLC	EUR	1,727	1,977,528	1,938,249	39,279	—
Expiring 05/06/19	HSBC Bank PLC	EUR	10,717	12,074,608	12,060,843	13,765	—
Expiring 05/06/19	HSBC Bank PLC	EUR	1,699	1,914,369	1,912,044	2,325	—
Expiring 06/19/19	Citibank, N.A.	EUR	3,975	4,496,816	4,490,338	6,478	—
Expiring 06/19/19	Citibank, N.A.	EUR	1,312	1,512,209	1,482,094	30,115	—
Expiring 06/19/19	Goldman Sachs International	EUR	40	45,632	45,185	447	—
Japanese Yen,
Expiring 04/04/19	Deutsche Bank AG	JPY	126,135	1,141,166	1,138,711	2,455	—
Expiring 05/07/19	BNP Paribas S.A.	JPY	126,135	1,142,197	1,141,881	316	—
Expiring 06/19/19	Bank of America, N.A.	JPY	67,021	607,532	608,656	—	(1,124)
Expiring 06/19/19	Goldman Sachs International	JPY	5,535	50,000	50,262	—	(262)
Expiring 06/19/19	HSBC Bank PLC	JPY	1,724,572	15,630,815	15,661,827	—	(31,012)
New Zealand Dollar,
Expiring 04/04/19	NatWest Markets PLC	NZD	1,443	987,599	982,788	4,811	—
Expiring 05/06/19	HSBC Bank PLC	NZD	1,443	984,168	983,384	784	—
Expiring 06/19/19	Citibank, N.A.	NZD	532	368,054	362,872	5,182	—
Singapore Dollar,
Expiring 06/19/19	Bank of America, N.A.	SGD	406	299,060	300,044	—	(984)
Expiring 06/19/19	Bank of New York Mellon	SGD	748	556,627	552,792	3,835	—
Swiss Franc,
Expiring 06/19/19	JP Morgan Securities LLC	CHF	362	365,981	366,424	—	(443)

				$79,422,645	$79,163,464	421,235	(162,054)

						$1,170,393	$(323,640)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts:
06/19/19	Buy	AUD	64	EUR	40	$220	$—	Goldman Sachs International
06/19/19	Buy	AUD	64	EUR	40	220	—	Goldman Sachs International
06/19/19	Buy	AUD	70	JPY	5,498	—	(149)	Goldman Sachs International
06/19/19	Buy	AUD	70	JPY	5,498	—	(149)	Goldman Sachs International
06/19/19	Buy	CAD	61	EUR	40	359	—	Citibank, N.A.
06/19/19	Buy	CAD	61	EUR	40	359	—	Citibank, N.A.
06/19/19	Buy	CAD	130	JPY	10,670	580	—	Citibank, N.A.
06/19/19	Buy	EUR	40	AUD	64	—	(545)	Australia And New Zealand Banking Group Ltd.

A320

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts (cont’d.):
06/19/19	Buy	EUR	40	CAD	61	$—	$(278)	Goldman Sachs International
06/19/19	Buy	EUR	40	CAD	61	—	(278)	Goldman Sachs International
06/19/19	Buy	GBP	40	AUD	75	—	(997)	Citibank, N.A.
06/19/19	Buy	JPY	5,454	AUD	70	—	(253)	Goldman Sachs International
06/19/19	Buy	JPY	5,454	AUD	70	—	(253)	Goldman Sachs International
06/19/19	Buy	JPY	5,454	AUD	70	—	(253)	Goldman Sachs International

						$1,738	$(3,155)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	68,590	0.630%	$1,120,039	$1,240,816	$120,777

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

Casino Guichard Perrachon SA	12/20/22	1.000%(Q)	EUR	50	4.272%	$(6,266)	$(2,125)	$(4,141)	JPMorgan Chase Bank, N.A.

Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	4.453%	(6,905)	(6,168)	(737)	Barclays Bank PLC

Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	28	4.453%	(4,060)	(4,040)	(20)	Citibank, N.A.

Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	4.453%	(1,468)	(1,029)	(439)	JPMorgan Chase Bank, N.A.

CenturyLink, Inc.	12/20/23	1.000%(Q)		152	3.466%	(15,595)	(12,223)	(3,372)	Barclays Bank PLC

CenturyLink, Inc.	06/20/25	1.000%(Q)		150	4.335%	(25,289)	(27,996)	2,707	Barclays Bank PLC

Chesapeake Energy Corp.	12/20/23	5.000%(Q)		146	5.293%	(1,487)	1,363	(2,850)	Barclays Bank PLC

Chesapeake Energy Corp.	12/20/23	5.000%(Q)		97	5.453%	(1,608)	164	(1,772)	Barclays Bank PLC

Tesco PLC	12/20/28	1.000%(Q)	EUR	60	2.077%	(6,244)	(5,942)	(302)	Morgan Stanley & Co. International PLC

Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	50	12.470%	(11,740)	6,553	(18,293)	Goldman Sachs International

Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	21	12.470%	(5,041)	2,825	(7,866)	Goldman Sachs International

Thomas Cook Group PLC	06/20/23	5.000%(Q)	EUR	18	12.470%	(4,117)	2,370	(6,487)	Citibank, N.A.

A321

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):

Virgin Media Finance PLC	12/20/25	5.000%(Q)	EUR 30	2.376%	$5,575	$5,065	$510	Credit Suisse International

					$(84,245)	$(41,183)	$(43,062)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

EUR	395	04/15/23	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$(7,986)	$(7,986)

EUR	400	07/15/23	1.545%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(10,762)	(10,762)

EUR	400	03/15/24	1.110%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	2,742	2,742

EUR	200	01/15/29	1.296%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(3,883)	(3,883)

EUR	410	03/15/29	1.329%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(7,810)	(7,810)

EUR	400	03/15/29	1.290%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(5,687)	(5,687)

EUR	205	03/15/29	1.150%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	602	602

A322

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	50	05/15/47	1.832%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$5,598	$5,598

EUR	60	01/15/48	1.991%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	10,215	10,215

EUR	60	01/15/48	1.974%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	9,749	9,749

EUR	60	06/15/48	1.983%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	9,868	9,868

EUR	60	12/15/48	1.900%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	7,868	7,868

GBP	670	05/15/23	3.256%(T)	U.K. Retail Price Index(1)(T)	—	3,170	3,170

GBP	1,980	08/15/23	3.355%(T)	U.K. Retail Price Index(2)(T)	—	1,481	1,481

GBP	695	08/15/23	3.357%(T)	U.K. Retail Price Index(1)(T)	—	(620)	(620)

GBP	690	08/15/23	3.350%(T)	U.K. Retail Price Index(1)(T)	—	(269)	(269)

GBP	570	09/15/23	3.475%(T)	U.K. Retail Price Index(1)(T)	—	(6,026)	(6,026)

GBP	330	10/15/23	3.446%(T)	U.K. Retail Price Index(2)(T)	—	4,535	4,535

GBP	290	10/15/23	3.450%(T)	U.K. Retail Price Index(1)(T)	—	(4,064)	(4,064)

GBP	340	12/15/23	3.575%(T)	U.K. Retail Price Index(1)(T)	—	(6,047)	(6,047)

GBP	275	01/15/24	3.410%(T)	U.K. Retail Price Index(2)(T)	—	1,085	1,085

GBP	280	03/15/24	3.410%(T)	U.K. Retail Price Index(1)(T)	—	1,454	1,454

GBP	275	03/15/24	3.453%(T)	U.K. Retail Price Index(1)(T)	—	623	623

GBP	465	11/15/27	3.455%(T)	U.K. Retail Price Index(1)(T)	—	(3,445)	(3,445)

GBP	515	01/15/28	3.405%(T)	U.K. Retail Price Index(2)(T)	—	(1,069)	(1,069)

GBP	90	06/15/28	3.338%(T)	U.K. Retail Price Index(2)(T)	—	(1,665)	(1,665)

GBP	625	08/15/28	3.400%(T)	U.K. Retail Price Index(2)(T)	(171)	(5,030)	(4,859)

GBP	315	08/15/28	3.385%(T)	U.K. Retail Price Index(2)(T)	—	(3,296)	(3,296)

GBP	570	09/15/28	3.500%(T)	U.K. Retail Price Index(2)(T)	—	5,560	5,560

GBP	290	10/15/28	3.505%(T)	U.K. Retail Price Index(2)(T)	—	4,950	4,950

GBP	275	01/15/29	3.481%(T)	U.K. Retail Price Index(1)(T)	—	(1,226)	(1,226)

GBP	280	03/15/29	3.490%(T)	U.K. Retail Price Index(2)(T)	—	(1,131)	(1,131)

GBP	275	03/15/29	3.528%(T)	U.K. Retail Price Index(2)(T)	—	450	450

GBP	465	11/15/32	3.548%(T)	U.K. Retail Price Index(2)(T)	—	9,485	9,485

A323

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Inflation swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

GBP	280	11/15/42	3.600%(T)	U.K. Retail Price Index(2)(T)	$—	$16,212	$16,212

GBP	280	11/15/47	3.550%(T)	U.K. Retail Price Index(1)(T)	—	(20,403)	(20,403)

GBP	60	03/15/48	3.410%(T)	U.K. Retail Price Index(1)(T)	—	1,954	1,954

GBP	70	08/15/48	3.440%(T)	U.K. Retail Price Index(2)(T)	—	(1,018)	(1,018)

GBP	10	08/15/48	3.433%(T)	U.K. Retail Price Index(1)(T)	—	202	202

GBP	125	09/15/48	3.467%(T)	U.K. Retail Price Index(1)(T)	683	(1,057)	(1,740)

GBP	35	03/15/49	3.530%(T)	U.K. Retail Price Index(2)(T)	—	1,399	1,399

	2,460	09/18/20	2.230%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(29,052)	(29,052)

	1,265	10/12/20	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(16,493)	(16,493)

	460	02/08/22	1.848%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(773)	(773)

	530	10/30/23	2.164%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,285	8,285

	11,500	02/07/24	1.944%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1)	(37,625)	(37,624)

	530	10/30/28	2.249%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(11,556)	(11,556)

	515	03/05/29	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	3,921	3,921

	255	04/01/29	2.037%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,213)	(1,213)

					$511	$(77,798)	$(78,309)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

EUR	260	03/12/21	(0.140)%(A)	6 Month EURIBOR(2)(S)	$—	$318	$318

EUR	1,430	04/09/21	(0.140)%(A)	6 Month EURIBOR(1)(S)	90	(1,723)	(1,813)

EUR	130	02/13/22	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	292	292

EUR	270	03/16/22	0.059%(A)	6 Month EURIBOR(2)(S)	—	267	267

A324

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

EUR	280	12/17/22	0.420%(A)	6 Month EURIBOR(1)(S)	$—	$(2,563)	$(2,563)

EUR	135	12/21/22	0.364%(A)	6 Month EURIBOR(2)(S)	—	1,059	1,059

EUR	180	03/30/23	0.040%(A)	6 Month EURIBOR(1)(S)	—	101	101

EUR	680	02/15/28	0.565%(A)	6 Month EURIBOR(2)(S)	(5)	12,048	12,053

EUR	340	02/15/28	0.496%(A)	6 Month EURIBOR(1)(S)	—	(3,654)	(3,654)

EUR	140	03/23/28	1.040%(A)	6 Month EURIBOR(1)(S)	—	(9,387)	(9,387)

EUR	30	08/28/28	0.878%(A)	6 Month EURIBOR(2)(S)	—	1,507	1,507

EUR	70	03/12/29	0.560%(A)	6 Month EURIBOR(2)(S)	—	746	746

GBP	75	03/19/49	1.520%(S)	6 Month Sterling LIBOR(1)(S)	134	(3,788)	(3,922)

JPY	109,875	06/19/24	0.003%(S)	6 Month JPY LIBOR(2)(S)	—	2,726	2,726

JPY	54,435	06/19/29	0.170%(S)	6 Month JPY LIBOR(1)(S)	—	(3,709)	(3,709)

JPY	1,170	02/08/34	0.336%(S)	6 Month JPY LIBOR(1)(S)	—	(139)	(139)

JPY	760	03/21/44	0.715%(S)	6 Month JPY LIBOR(1)(S)	—	(142)	(142)

NZD	1,420	03/20/29	2.800%(S)	3 Month BBR(1)(Q)	(351)	(56,437)	(56,086)

NZD	265	03/20/29	2.545%(S)	3 Month BBR(1)(Q)	—	(6,417)	(6,417)

NZD	98	03/20/29	2.576%(S)	3 Month BBR(1)(Q)	—	(2,555)	(2,555)

NZD	52	03/20/29	2.588%(S)	3 Month BBR(1)(Q)	—	(1,403)	(1,403)

	250	02/18/21	2.615%(S)	3 Month LIBOR(1)(Q)	—	(854)	(854)

	160	02/18/21	2.618%(S)	3 Month LIBOR(1)(Q)	—	(537)	(537)

	2,840	03/15/21	2.580%(S)	3 Month LIBOR(1)(Q)	(1,172)	(10,784)	(9,612)

	895	03/15/21	2.550%(S)	3 Month LIBOR(2)(Q)	—	2,848	2,848

	895	03/15/21	2.547%(S)	3 Month LIBOR(2)(Q)	—	2,807	2,807

	510	03/30/21	2.154%(S)	3 Month LIBOR(2)(Q)	—	(401)	(401)

	650	03/31/21	2.163%(S)	3 Month LIBOR(2)(Q)	—	(449)	(449)

	160	07/18/21	2.664%(S)	3 Month LIBOR(1)(Q)	—	(1,058)	(1,058)

	130	07/22/21	2.733%(S)	3 Month LIBOR(1)(Q)	—	(1,037)	(1,037)

	80	07/22/21	2.720%(S)	3 Month LIBOR(1)(Q)	—	(619)	(619)

	80	07/22/21	2.715%(S)	3 Month LIBOR(1)(Q)	—	(610)	(610)

	160	07/24/21	2.716%(S)	3 Month LIBOR(1)(Q)	—	(1,232)	(1,232)

	160	07/24/21	2.715%(S)	3 Month LIBOR(1)(Q)	—	(1,229)	(1,229)

	160	08/02/21	2.534%(S)	3 Month LIBOR(2)(Q)	—	678	678

A325

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

160	08/02/21	2.533%(S)	3 Month LIBOR(2)(Q)	$—	$681	$681

160	08/05/21	2.596%(S)	3 Month LIBOR(2)(Q)	—	879	879

160	08/05/21	2.543%(S)	3 Month LIBOR(2)(Q)	—	713	713

260	09/20/21	2.499%(S)	3 Month LIBOR(2)(Q)	—	1,057	1,057

100	09/23/21	2.506%(S)	3 Month LIBOR(2)(Q)	—	424	424

200	09/24/21	2.390%(S)	3 Month LIBOR(2)(Q)	—	400	400

510	09/27/21	2.256%(S)	3 Month LIBOR(2)(Q)	—	(281)	(281)

4,570	02/07/22	2.526%(S)	3 Month LIBOR(2)(Q)	(3,586)	26,396	29,982

280	02/07/22	2.575%(S)	3 Month LIBOR(1)(Q)	—	(1,880)	(1,880)

80	02/11/22	2.509%(S)	3 Month LIBOR(2)(Q)	—	438	438

80	02/11/22	2.484%(S)	3 Month LIBOR(2)(Q)	—	399	399

520	02/13/22	2.515%(S)	3 Month LIBOR(1)(Q)	—	(2,923)	(2,923)

520	02/18/22	2.580%(S)	3 Month LIBOR(1)(Q)	—	(3,583)	(3,583)

360	02/21/22	2.521%(S)	3 Month LIBOR(1)(Q)	—	(2,086)	(2,086)

80	02/24/22	2.498%(S)	3 Month LIBOR(2)(Q)	—	429	429

130	02/27/22	2.507%(S)	3 Month LIBOR(2)(Q)	—	724	724

160	02/28/22	2.462%(S)	3 Month LIBOR(2)(Q)	—	763	763

290	03/02/22	2.480%(S)	3 Month LIBOR(1)(Q)	—	(1,599)	(1,599)

120	03/10/22	2.460%(S)	3 Month LIBOR(2)(Q)	—	575	575

165	03/23/22	2.434%(S)	3 Month LIBOR(2)(Q)	—	722	722

165	03/23/22	2.431%(S)	3 Month LIBOR(2)(Q)	—	712	712

250	03/24/22	2.230%(S)	3 Month LIBOR(2)(Q)	—	122	122

160	03/24/22	2.247%(S)	3 Month LIBOR(2)(Q)	—	132	132

110	03/27/22	2.063%(S)	3 Month LIBOR(2)(Q)	—	(294)	(294)

820	03/30/22	2.033%(S)	3 Month LIBOR(2)(Q)	—	(2,640)	(2,640)

240	03/30/22	2.155%(S)	3 Month LIBOR(2)(Q)	—	(217)	(217)

100	03/31/22	2.056%(S)	3 Month LIBOR(2)(Q)	—	(279)	(279)

100	12/17/22	2.834%(S)	3 Month LIBOR(2)(Q)	—	1,234	1,234

240	02/08/23	2.500%(S)	3 Month LIBOR(1)(Q)	—	(1,431)	(1,431)

A326

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

70	02/09/23	2.521%(S)	3 Month LIBOR(1)(Q)	$3	$(444)	$(447)

170	02/16/23	2.550%(S)	3 Month LIBOR(1)(Q)	—	(1,170)	(1,170)

290	03/05/23	2.540%(S)	3 Month LIBOR(1)(Q)	—	(1,933)	(1,933)

540	03/15/23	2.430%(S)	3 Month LIBOR(1)(Q)	(13)	(2,472)	(2,459)

370	08/31/23	2.359%(S)	3 Month LIBOR(1)(Q)	—	(1,391)	(1,391)

500	11/29/23	3.045%(S)	3 Month LIBOR(1)(Q)	—	(20,572)	(20,572)

350	03/29/24	2.179%(S)	3 Month LIBOR(2)(Q)	—	(1,955)	(1,955)

50	08/21/24	2.569%(S)	3 Month LIBOR(1)(Q)	—	(688)	(688)

300	10/31/24	2.550%(S)	3 Month LIBOR(2)(Q)	—	3,967	3,967

400	11/01/24	2.600%(S)	3 Month LIBOR(2)(Q)	—	6,173	6,173

770	02/07/25	2.572%(S)	3 Month LIBOR(1)(Q)	886	(10,963)	(11,849)

280	02/13/25	2.570%(S)	3 Month LIBOR(2)(Q)	—	3,961	3,961

270	02/14/25	2.620%(S)	3 Month LIBOR(2)(Q)	—	4,446	4,446

50	03/06/25	2.622%(S)	3 Month LIBOR(1)(Q)	—	(829)	(829)

30	03/31/25	2.161%(S)	3 Month LIBOR(1)(Q)	—	143	143

390	11/15/28	2.638%(S)	3 Month LIBOR(1)(Q)	—	(7,410)	(7,410)

10	03/18/29	2.670%(S)	3 Month LIBOR(2)(Q)	—	214	214

10	03/18/29	2.661%(S)	3 Month LIBOR(2)(Q)	—	206	206

120	03/26/29	2.600%(S)	3 Month LIBOR(2)(Q)	—	1,819	1,819

180	03/29/29	2.338%(S)	3 Month LIBOR(1)(Q)	—	1,496	1,496

180	03/29/30	2.357%(S)	3 Month LIBOR(1)(Q)	—	1,467	1,467

140	02/15/36	2.860%(S)	3 Month LIBOR(2)(Q)	648	5,601	4,953

130	02/15/36	2.877%(S)	3 Month LIBOR(2)(Q)	—	5,509	5,509

160	08/15/44	2.588%(S)	3 Month LIBOR(1)(Q)	—	835	835

150	08/15/44	2.913%(S)	3 Month LIBOR(1)(Q)	—	(8,449)	(8,449)

150	08/15/44	2.843%(S)	3 Month LIBOR(1)(Q)	—	(6,455)	(6,455)

150	08/15/44	2.743%(S)	3 Month LIBOR(2)(Q)	—	3,609	3,609

20	08/15/44	2.886%(S)	3 Month LIBOR(1)(Q)	(123)	(1,023)	(900)

A327

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

90	02/15/49	2.898%(S)	3 Month LIBOR(1)(Q)	$—	$(5,382)	$(5,382)

				$(3,489)	$(97,433)	$(93,944)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2019:

				Long
				(Short)		Upfront
				Notional		Premiums	Unrealized
	Financing		Termination	Amount	Fair	Paid	Appreciation
Reference Entity	Rate	Counterparty	Date	(000)(2)	Value	(Received)	(Depreciation)(1)
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	02/26/20	120,065	$(186,669)	$—	$(186,669)
MSCI US REIT Index(Q)	3 Month LIBOR plus 22bps(Q)	Deutsche Bank AG	01/10/20	219,144	24,256,579	—	24,256,579

					$24,069,910	$—	$24,069,910

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Barclays Bank PLC	$$151,697	$—

Citigroup Global Markets Inc.	17,000	—

Credit Suisse Securities (USA) LLC	1,295,000	—

Goldman Sachs & Co. LLC	13,599,010	105,173

Total	$15,062,707	$105,173

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	28.9%
U.S. Government Agency Obligations	8.3
Banks	5.5
Automobiles	3.5
Pharmaceuticals	3.4
Software	2.5
Insurance	2.2

Media	2.1%
U.S. Treasury Obligations	1.9
Oil, Gas & Consumable Fuels	1.9
Oil & Gas	1.6
Telecommunications	1.5
Specialty Retail	1.5
Consumer Loans	1.4
IT Services	1.3
Residential Mortgage-Backed Securities	1.3
Diversified Financial Services	1.2
Commercial Mortgage-Backed Securities	1.2
Aerospace & Defense	1.1
Interactive Media & Services	1.1

A328

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Industry Classification (continued):
Healthcare-Services	1.1%
Real Estate Investment Trusts (REITs)	1.0
Chemicals	1.0
Internet & Direct Marketing Retail	1.0
Technology Hardware, Storage & Peripherals	0.9
Electric	0.9
Beverages	0.9
Commercial Services	0.9
Pipelines	0.8
Health Care Providers & Services	0.8
Biotechnology	0.7
Entertainment	0.7
Food & Staples Retailing	0.7
Healthcare-Products	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Containers & Packaging	0.7
Health Care Equipment & Supplies	0.6
Capital Markets	0.6
Food Products	0.6
Semiconductors & Semiconductor Equipment	0.6
Hotels, Restaurants & Leisure	0.5
Construction & Engineering	0.5
Metals & Mining	0.5
Auto Manufacturers	0.5
Retail	0.5
Machinery	0.5
Professional Services	0.5
Diversified Telecommunication Services	0.5
Semiconductors	0.5
Electric Utilities	0.4
Internet	0.4
Personal Products	0.4
Commercial Services & Supplies	0.4
Collateralized Loan Obligations	0.4
Textiles, Apparel & Luxury Goods	0.4
Real Estate Management & Development	0.4
Multi-Utilities	0.4
Sovereign Bonds	0.4
Packaging & Containers	0.4
Agriculture	0.3
Computers	0.3
Household Products	0.3
Industrial Conglomerates	0.3
Tobacco	0.3
Mining	0.2
Multiline Retail	0.2
Airlines	0.2
Foods	0.2
Road & Rail	0.2
Auto Parts & Equipment	0.2
Wireless Telecommunication Services	0.2
Consumer Finance	0.2
Household Durables	0.2
Electronic Equipment, Instruments & Components	0.2
Trading Companies & Distributors	0.2
Communications Equipment	0.2
Oil & Gas Services	0.2
Electronics	0.2
Electrical Equipment	0.1

Distribution/Wholesale	0.1%
Energy Equipment & Services	0.1
Credit Cards	0.1
Municipal Bonds	0.1
Lodging	0.1
Transportation Infrastructure	0.1
Machinery-Diversified	0.1
Life Sciences Tools & Services	0.1
Leisure Time	0.1
Home Builders	0.1
Building Materials	0.1
Construction Materials	0.1
Machinery-Construction & Mining	0.1
Health Care Technology	0.1
Metal Fabricate/Hardware	0.1
Office/Business Equipment	0.1
Gas	0.1
Engineering & Construction	0.1
Building Products	0.1
Auto Components	0.1
Air Freight & Logistics	0.1
Food Service	0.1
Iron/Steel	0.1
Advertising	0.1
Storage/Warehousing	0.1
Student Loans	0.1
Water Utilities	0.1
Real Estate	0.1
Gas Utilities	0.1
Trucking & Leasing	0.1
Environmental Control	0.0	*
Energy-Alternate Sources	0.0	*
Hand/Machine Tools	0.0	*
Holding Companies-Diversified	0.0	*
Coal	0.0	*
Toys/Games/Hobbies	0.0	*
Transportation	0.0	*
Electrical Components & Equipment	0.0	*
Leisure Products	0.0	*
Investment Companies	0.0	*
Thrifts & Mortgage Finance	0.0	*
Apparel	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Distributors	0.0	*
Forest Products & Paper	0.0	*
Options Purchased	0.0	*
Private Equity	0.0	*
Diversified Consumer Services	0.0	*
Paper & Forest Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Cosmetics/Personal Care	0.0	*
Home Furnishings	0.0	*
Marine	0.0	*

	105.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.2)

	100.0%

* Less than +/- 0.05%

A329

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.5%
ASSET-BACKED SECURITIES — 8.0%

Automobiles — 0.7%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%		01/08/21	3,390	$3,389,351
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%		01/08/21	147	147,307
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%		07/08/21	360	360,136
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,990,617
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,889,012
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,864,028
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%		09/20/23	2,870	2,872,406
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A	3.450%		03/20/23	685	692,116
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	1,860	1,861,816
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%		05/17/21	1,766	1,764,661
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	58	57,842
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	759	757,725
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	1,196	1,193,691
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A, 144A	3.470%		05/17/27	1,330	1,340,147
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	301	301,355
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%		01/18/22	589	589,594
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 144A	2.790%		07/15/21	945	945,053
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%		04/15/21	3	2,554
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	57	56,770
Santander Drive Auto Receivables Trust, Series 2018-2, Class B	3.030%		09/15/22	1,395	1,397,446
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	1,010	1,014,872

					27,488,499

Collateralized Loan Obligations — 3.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.887%	(c)	07/15/26	824	823,923
Allegro CLO Ltd. (Cayman Islands), Series 2014-1RA, Class A1, 3 Month LIBOR + 1.080%, 144A	3.841%	(c)	10/21/28	260	259,312
ALM Ltd. (Cayman Islands), Series 2012-5A, Class A1R3, 3 Month LIBOR + 0.910%, 144A	3.690%	(c)	10/18/27	850	846,472
ALM Ltd. (Cayman Islands), Series 2012-6A, Class A2R3, 3 Month LIBOR + 1.400%, 144A	4.187%	(c)	07/15/26	277	273,575
ALM Ltd. (Cayman Islands), Series 2015-12A, Class BR2, 3 Month LIBOR + 1.650%, 144A	4.429%	(c)	04/16/27	370	364,448

A330

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ALM Ltd. (Cayman Islands), Series 2015-16A, Class A2R2, 3 Month LIBOR + 1.500%, 144A	4.287%	(c)	07/15/27	1,020	$1,011,658
ALM Ltd. (Cayman Islands), Series 2015-16A, Class BR2, 3 Month LIBOR + 1.900%, 144A	4.687%	(c)	07/15/27	410	402,036
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.897%	(c)	11/10/30	500	498,393
AMMC CLO Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 3 Month LIBOR + 1.260%, 144A	4.039%	(c)	07/24/29	590	591,032
AMMC CLO Ltd. (Cayman Islands), Series 2016-19A, Class C, 3 Month LIBOR + 2.800%, 144A	5.587%	(c)	10/15/28	180	180,609
AMMC CLO Ltd. (Cayman Islands), Series 2017-21A, Class A, 3 Month LIBOR + 1.250%, 144A	3.988%	(c)	11/02/30	250	249,795
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.250%, 144A	4.047%	(c)	10/13/30	490	488,046
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.815%	(c)	01/28/31	380	377,386
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class B, 3 Month LIBOR + 1.500%, 144A	4.265%	(c)	01/28/31	440	431,585
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.615%	(c)	01/28/31	250	240,658
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.615%	(c)	01/28/31	650	626,859
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 3 Month LIBOR + 1.450%, 144A	4.237%	(c)	01/15/30	1,420	1,398,406
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.637%	(c)	01/15/30	640	620,622
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	4.057%	(c)	07/15/30	1,030	1,030,700
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class B1R, 3 Month LIBOR + 1.300%, 144A	4.087%	(c)	10/15/27	650	639,332
Apidos CLO (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.080%, 144A	3.867%	(c)	04/15/31	765	756,049
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1RR, 3 Month LIBOR + 1.010%, 144A	3.771%	(c)	04/20/31	500	492,552
Apidos CLO (Cayman Islands), Series 2013-16A, Class A1R, 3 Month LIBOR + 0.980%, 144A	3.741%	(c)	01/19/25	526	525,538
Apidos CLO (Cayman Islands), Series 2018-18A, Class A1, 3 Month LIBOR + 1.140%, 144A	3.901%	(c)	10/22/30	250	247,389
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2017-FL3, Class A, 1 Month LIBOR + 0.990%, 144A	3.474%	(c)	12/15/27	700	697,603
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	4.184%	(c)	09/15/26	950	945,895

A331

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.990%, 144A	3.474%	(c)	08/15/27	330	$328,942
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 3 Month LIBOR + 1.950%, 144A	4.548%	(c)	12/05/25	330	330,290
ARI Investments LLC(^)	— %	(p)	01/06/25	1,070	1,069,999
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	3.753%	(c)	07/17/26	536	535,243
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.050%, 144A	3.783%	(c)	08/05/27	640	638,725
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class BR, 3 Month LIBOR + 1.500%, 144A	4.233%	(c)	08/05/27	420	416,139
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	4.287%	(c)	01/15/28	460	460,345
Babson CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 1.190%, 144A	3.951%	(c)	10/20/30	520	517,044
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class BR, 3 Month LIBOR + 1.400%, 144A	4.161%	(c)	01/20/31	250	244,517
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.590%, 144A	4.377%	(c)	10/15/28	440	440,312
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.020%	(c)	10/18/29	2,210	2,212,167
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A2R, 3 Month LIBOR + 1.720%, 144A	4.500%	(c)	10/18/29	623	619,548
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 3 Month LIBOR + 0.780%, 144A	3.560%	(c)	07/18/27	470	467,059
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-5BA, Class A1A, 3 Month LIBOR + 1.090%, 144A	3.851%	(c)	04/20/31	1,000	990,083
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A	3.941%	(c)	10/22/30	810	804,728
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.761%	(c)	04/20/31	4,250	4,195,805
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.831%	(c)	11/23/25	646	647,075
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1RR, 3 Month LIBOR + 1.000%, 144A	3.787%	(c)	01/15/31	370	364,824
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743%	(c)	04/17/31	560	551,934
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-1A, Class CR, 3 Month LIBOR + 2.000%, 144A	4.761%	(c)	04/20/27	250	249,625

A332

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-3A, Class A2R, 3 Month LIBOR + 1.600%, 144A	4.365%	(c)	07/28/28	360	$358,309
CBAM Ltd. (Cayman Islands), Series 2017-2A, Class B1, 3 Month LIBOR + 1.750%, 144A	4.523%	(c)	10/17/29	590	584,351
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A	4.003%	(c)	10/17/29	720	717,387
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class B1, 3 Month LIBOR + 1.700%, 144A	4.473%	(c)	10/17/29	250	246,876
Cedar Funding CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 1.230%, 144A	4.002%	(c)	07/23/30	550	548,622
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1R, 3 Month LIBOR + 1.100%, 144A	3.873%	(c)	07/17/31	850	842,770
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-6A, Class AR, 3 Month LIBOR + 1.090%, 144A	3.851%	(c)	10/20/28	2,340	2,328,558
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.250%, 144A	4.023%	(c)	10/17/30	3,018	3,011,634
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class B, 3 Month LIBOR + 1.700%, 144A	4.473%	(c)	10/17/30	560	552,031
Cent CLO Ltd. (Cayman Islands), Series 2015-24A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.857%	(c)	10/15/26	630	628,813
CIFC Funding Ltd. (Cayman Islands), Series 2014-4RA, Class A1A, 3 Month LIBOR + 1.130%, 144A	3.903%	(c)	10/17/30	1,450	1,444,782
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.780%, 144A	3.567%	(c)	04/15/27	250	249,036
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class CR, 3 Month LIBOR + 1.700%, 144A	4.487%	(c)	04/15/27	850	837,023
CIFC Funding Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.240%, 144A	4.001%	(c)	04/20/30	2,250	2,247,449
Galaxy CLO Ltd. (Cayman Islands), Series 2013-15A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.987%	(c)	10/15/30	1,010	1,006,814
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class C, 3 Month LIBOR + 1.680%, 144A	4.364%	(c)	11/15/26	250	246,203
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 3 Month LIBOR + 1.110%, 144A	3.862%	(c)	10/29/29	4,500	4,490,853
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 1 Month LIBOR + 1.550%, 144A	4.034%	(c)	03/15/27	250	249,058
Greywolf CLO Ltd. (Cayman Islands), Series 2014-2A, Class BR, 3 Month LIBOR + 2.350%, 144A	5.123%	(c)	01/17/27	250	250,023
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.733%	(c)	02/05/31	5,040	4,976,656

A333

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Kayne CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.240%, 144A	3.890%	(c)	10/15/31	5,000	$4,965,693
Kayne CLO Ltd. (Cayman Islands), Series 2018-2A, Class B, 3 Month LIBOR + 1.900%, 144A	4.550%	(c)	10/15/31	1,250	1,238,665
LCM LP (Cayman Islands), Series 20A, Class AR, 3 Month LIBOR + 1.040%, 144A	3.801%	(c)	10/20/27	4,500	4,488,549
LCM LP (Cayman Islands), Series 20A, Class BR, 3 Month LIBOR + 1.550%, 144A	4.311%	(c)	10/20/27	750	744,828
LCM Ltd. (Cayman Islands), Series 26A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.831%	(c)	01/20/31	1,510	1,495,710
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.614%	(c)	05/15/28	1,250	1,249,654
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class A1R, 3 Month LIBOR + 1.190%, 144A	3.951%	(c)	10/21/30	2,950	2,936,526
Madison Park Funding Ltd. (Cayman Islands), Series 2017-23A, Class A, 3 Month LIBOR + 1.210%, 144A	3.975%	(c)	07/27/30	950	946,912
Madison Park Funding Ltd. (Cayman Islands), Series 2017-26A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.952%	(c)	07/29/30	970	966,195
Marble Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A	3.960%	(c)	12/18/30	490	485,704
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 1.600%, 144A	4.361%	(c)	07/20/24	634	634,326
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	4.011%	(c)	10/20/30	590	587,737
MP CLO Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.080%, 144A	3.860%	(c)	10/18/28	320	317,921
MP CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.910%, 144A	3.675%	(c)	10/28/27	990	985,767
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%	(c)	01/15/28	250	248,265
Neuberger Berman Loan Advisers CLO (Cayman Islands), Series 2017-26A, Class A, 3 Month LIBOR + 1.170%, 144A	3.950%	(c)	10/18/30	1,030	1,025,857
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845%	(c)	04/26/31	220	216,984
OCP CLO Ltd. (Cayman Islands), Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.585%	(c)	10/26/27	160	158,875
OCP CLO Ltd. (Cayman Islands), Series 2016-12A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.900%	(c)	10/18/28	1,159	1,154,440
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	4.047%	(c)	07/15/30	1,910	1,902,868
Octagon Investment Partners 33 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	3.951%	(c)	01/20/31	260	258,391

A334

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A	3.771%	(c)	01/25/31	1,990	$1,960,709
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-18A, Class A1A, 3 Month LIBOR + 0.960%, 144A	3.739%	(c)	04/16/31	1,250	1,227,738
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class A2R, 3 Month LIBOR + 1.130%, 144A	3.917%	(c)	03/20/25	2,265	2,244,341
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.771%	(c)	10/20/25	512	512,549
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R2, 3 Month LIBOR + 1.230%, 144A	3.991%	(c)	07/23/29	500	496,946
OZLM Funding Ltd. (Cayman Islands), Series 2013-3A, Class BR, 3 Month LIBOR + 3.000%, 144A	5.761%	(c)	01/22/29	2,250	2,251,910
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	4.011%	(c)	10/22/30	290	287,578
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 3 Month LIBOR + 1.700%, 144A	4.461%	(c)	10/22/30	380	376,164
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.783%	(c)	07/17/29	1,250	1,241,181
OZLM Ltd. (Cayman Islands), Series 2015-14A, Class A2AR, 3 Month LIBOR + 1.700%, 144A	4.487%	(c)	01/15/29	1,050	1,043,653
OZLM Ltd. (Cayman Islands), Series 2017-19A, Class A1, 3 Month LIBOR + 1.220%, 144A	4.007%	(c)	11/22/30	400	398,340
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.903%	(c)	01/17/31	250	248,758
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-3A, Class A2, 3 Month LIBOR + 1.350%, 144A	4.034%	(c)	08/15/26	527	518,888
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.300%, 144A	4.087%	(c)	10/15/25	1,280	1,265,010
Parallel Ltd. (Cayman Islands), Series 2015-1A, Class C1R, 3 Month LIBOR + 1.750%, 144A	4.511%	(c)	07/20/27	250	241,883
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.700%, 144A	4.393%	(c)	11/14/29	580	573,368
Race Point CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R, 3 Month LIBOR + 1.100%, 144A	3.871%	(c)	07/25/31	1,360	1,344,111
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A	4.157%	(c)	04/15/29	2,050	2,055,576
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.800%, 144A	4.587%	(c)	04/15/29	870	864,548
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-2A, Class B, 3 Month LIBOR + 1.750%, 144A	4.537%	(c)	10/15/29	920	911,033

A335

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A	3.951%	(c)	10/20/30	850	$842,901
RR 3 Ltd. (Cayman Islands), Series 2018-3A, Class A1R2, 3 Month LIBOR + 1.090%, 144A	3.877%	(c)	01/15/30	740	732,251
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 3 Month LIBOR + 1.530%, 144A	4.302%	(c)	01/23/29	1,830	1,831,058
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class C, 3 Month LIBOR + 2.650%, 144A	5.422%	(c)	01/23/29	250	250,255
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class B, 3 Month LIBOR + 1.800%, 144A	4.561%	(c)	01/21/31	500	480,028
Steele Creek CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A	4.037%	(c)	01/15/30	370	368,842
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.200%, 144A	3.883%	(c)	11/17/30	630	627,846
TIAA CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A	4.041%	(c)	04/20/29	510	509,570
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.561%	(c)	07/20/27	1,000	994,045
Venture CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A	4.007%	(c)	10/15/29	2,365	2,365,539
Voya CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.130%, 144A	3.917%	(c)	10/15/30	610	604,812
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	4.081%	(c)	04/20/29	490	489,293
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.923%	(c)	01/17/31	560	552,928
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.530%, 144A	4.291%	(c)	07/20/28	880	880,209
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	4.011%	(c)	10/20/29	350	349,306
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class BR, 3 Month LIBOR + 1.750%, 144A	4.511%	(c)	10/20/29	490	485,699

					116,360,258

Consumer Loans — 0.4%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	3,080	3,053,530
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	393	392,677
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,808,207
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,125	1,127,324

A336

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,668	$2,679,522
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	382	382,977
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,531	1,528,929
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,613,539

					14,586,705

Credit Cards — 0.1%
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,815,157
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,788,867

					4,604,024

Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, 1 Month LIBOR + 1.300%, 144A	3.796%	(c)	05/28/39	133	114,180
Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.496%	(c)	02/28/40	549	529,495
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1 Month LIBOR + 1.000%, 144A	3.496%	(c)	12/28/40	283	276,655
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1 Month LIBOR + 1.200%	3.686%	(c)	01/25/36	33	33,167
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE3, Class 1A4, 1 Month LIBOR + 0.350%	2.836%	(c)	04/25/37	1,504	1,262,735
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, 1 Month LIBOR + 0.200%	2.686%	(c)	05/25/37	1,534	1,118,804
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, 1 Month LIBOR + 0.270%	2.756%	(c)	05/25/37	697	512,702
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1 Month LIBOR + 0.300%, 144A	2.784%	(c)	12/15/33	255	236,830
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, 1 Month LIBOR + 0.240%, 144A	2.724%	(c)	12/15/35	231	221,796
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%	2.634%	(c)	11/15/36	426	348,741
EMC Mortgage Loan Trust, Series 2001-A, Class A, 1 Month LIBOR + 0.740%, 144A	3.226%	(c)	05/25/40	842	829,922
GSAA Home Equity Trust, Series 2007-2, Class AF3	5.917%	(cc)	03/25/37	132	44,898
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 1 Month LIBOR + 2.025%	4.510%	(c)	07/25/34	152	150,940

A337

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, 1 Month LIBOR + 0.270%	2.756%	(c)	05/25/36	290	$278,364
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C, 1 Month LIBOR + 1.250%	3.736%	(c)	07/25/37	8,600	8,000,755
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, 1 Month LIBOR + 0.130%	2.616%	(c)	11/25/36	2,763	1,616,187
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%	2.666%	(c)	06/25/37	59	58,276
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 1A1	5.866%		01/25/37	554	516,698
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1	5.866%		01/25/37	660	617,012
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	2,579	2,552,480
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1 Month LIBOR + 0.190%, 144A	2.676%	(c)	11/25/36	595	347,405
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%	2.736%	(c)	04/25/37	1,919	976,396
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, 1 Month LIBOR + 0.360%	2.846%	(c)	04/25/37	204	105,237
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1 Month LIBOR + 0.400%, 144A	2.886%	(c)	06/25/37	524	216,489

					20,966,164

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	— %	(p)	08/15/30	366	270,109
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.930%	(cc)	12/10/25	680	420,223
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,362	578,211
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	573	326,398
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,047	612,029
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(cc)	01/15/21	198	145,834
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(cc)	03/15/32	204	201,440
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 1 Month LIBOR + 1.200%, 144A	3.684%	(c)	10/15/37	485	459,020

					3,013,264

Other — 0.6%
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	67	66,893
Coinstar Funding LLC, Series 2017-1A, Class A2, 144A	5.216%		04/25/47	4,893	4,984,508

A338

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	2,075	$2,067,224
Home Partners of America Trust, Series 2016-2, Class A, 1 Month LIBOR + 1.150%, 144A	3.632%	(c)	10/17/33	146	145,364
Invitation Homes Trust, Series 2018-SFR1, Class F, 1 Month LIBOR + 2.500%, 144A	4.982%	(c)	03/17/37	250	249,344
Invitation Homes Trust, Series 2018-SFR2, Class A, 1 Month LIBOR + 0.900%, 144A	3.384%	(c)	06/17/37	5,986	5,980,239
Invitation Homes Trust, Series 2018-SFR3, Class A, 1 Month LIBOR + 1.000%, 144A	3.482%	(c)	07/17/37	465	464,395
Invitation Homes Trust, Series 2018-SFR3, Class E, 1 Month LIBOR + 2.000%, 144A	4.482%	(c)	07/17/37	370	369,418
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/30/27	1,052	1,047,338
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.634%	(c)	06/15/28	290	289,928
MCM Trust, Series 2018-NPL 1(^)	— %	(p)	05/28/58	2,110	337,600
MCM Trust, Series 2018-NPL 2(^)	— %	(p)	10/25/28	3,160	898,242
MCM Trust, Series 2018-NPL 2	4.000%		10/25/28	2,142	2,129,560
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 144A	4.262%		09/05/48	3,478	3,533,652
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	629	624,496
Progress Residential Trust, Series 2017-SFR1, Class A, 144A	2.768%		08/17/34	538	533,585
Progress Residential Trust, Series 2018-SFR1, Class F, 144A	4.778%		03/17/35	100	99,932
Tricon American Homes Trust, Series 2017-SFR2, Class F, 144A	5.104%		01/17/36	190	191,335

					24,013,053

Residential Mortgage-Backed Securities — 2.3%
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 144A	3.750%		12/25/57	2,037	2,090,601
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 144A(^)	— %	(p)	12/25/57	1,704	766,946
Ajax Mortgage Loan Trust, Series 2018-A, Class B, 144A(^)	— %	(p)	04/25/58	453	249,391
Ajax Mortgage Loan Trust, Series 2018-B, Class B, 144A	— %	(p)	02/26/57	584	200,143
Ajax Mortgage Loan Trust, Series 2018-D, Class A, 144A(^)	3.750%	(cc)	08/26/58	2,108	2,074,793
Ajax Mortgage Loan Trust, Series 2018-D, Class B, 144A(^)	— %	(p)	08/26/58	527	294,975
Ajax Mortgage Loan Trust, Series 2018-E, Class A, 144A	4.375%	(cc)	06/25/58	855	861,185
Ajax Mortgage Loan Trust, Series 2018-E, Class B, 144A	5.250%	(cc)	06/25/58	160	157,026
Ajax Mortgage Loan Trust, Series 2018-E, Class C, 144A(^)	— %	(p)	06/25/58	374	107,484
Ajax Mortgage Loan Trust, Series 2018-F, Class A, 144A	4.375%	(cc)	11/25/58	3,083	3,081,064
Ajax Mortgage Loan Trust, Series 2018-F, Class B, 144A	5.250%	(cc)	11/25/58	411	403,409
Ajax Mortgage Loan Trust, Series 2018-F, Class C, 144A(^)	— %	(p)	11/25/58	1,014	423,029

A339

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ajax Mortgage Loan Trust, Series 2018-G, Class A, 144A	4.375%	(cc)	06/25/57	2,875	$2,929,536
Ajax Mortgage Loan Trust, Series 2018-G, Class B, 144A	5.250%	(cc)	06/25/57	352	345,643
Ajax Mortgage Loan Trust, Series 2018-G, Class C, 144A	5.250%		06/25/57	898	864,287
Ajax Mortgage Loan Trust, Series 2019-A, Class A, 144A	3.750%	(cc)	08/25/57	2,920	2,913,926
Ajax Mortgage Loan Trust, Series 2019-A, Class B, 144A	5.250%	(cc)	08/25/57	290	284,089
Ajax Mortgage Loan Trust, Series 2019-A, Class C, 144A	— %	(p)	08/25/57	740	571,779
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	878	887,927
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000%	(cc)	03/28/57	452	449,185
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 144A	3.500%	(cc)	05/28/69	2,438	2,449,742
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(cc)	10/28/64	1,501	1,524,013
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 144A	4.000%	(cc)	06/28/54	470	476,951
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(cc)	11/28/53	596	605,716
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1, 1 Month LIBOR + 0.550%	3.036%	(c)	06/25/36	5,100	5,058,940
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1 Month LIBOR + 0.160%	2.646%	(c)	10/25/36	672	508,471
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 1 Month LIBOR + 0.320%	2.806%	(c)	11/25/36	580	497,389
Countrywide Asset-Backed Certificates Trust, Series 2005-16, Class 1AF	5.690%	(cc)	05/25/36	782	759,234
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%	2.646%	(c)	09/25/46	68	66,805
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.438%	(cc)	12/25/36	120	108,174
CSMC Trust, Series 2018-RPL8, Class A1, 144A	4.125%	(cc)	07/25/58	2,756	2,764,505
Fannie Mae Grantor Trust, Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%	2.548%	(c)	06/25/32	488	484,562
Fremont Home Loan Trust, Series 2006-3, Class 1A1, 1 Month LIBOR + 0.140%	2.626%	(c)	02/25/37	1,424	1,088,015
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.170%	2.656%	(c)	02/25/37	17,886	9,017,543
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1 Month LIBOR + 0.250%	2.736%	(c)	12/25/35	98	97,755
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200%	2.686%	(c)	07/25/37	668	439,464
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A	4.000%	(cc)	12/28/54	2,030	2,028,145

A340

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1 Month LIBOR + 0.090%, 144A	2.576	%(c)	06/25/37	121	$86,016
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1 Month LIBOR + 0.300%, 144A	2.786	%(c)	06/25/37	9,653	7,052,599
Lehman XS Trust, Series 2007-2N, Class 3A3, 1 Month LIBOR + 0.170%	2.656	%(c)	02/25/37	8,956	7,254,411
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, 1 Month LIBOR + 0.180%	2.666	%(c)	03/25/46	922	738,780
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.180%	2.666	%(c)	05/25/46	761	300,260
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, 1 Month LIBOR + 0.160%	2.646	%(c)	08/25/36	971	506,393
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%	2.646	%(c)	09/25/36	603	230,546
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 Month LIBOR + 0.110%	2.596	%(c)	10/25/36	322	136,700
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1 Month LIBOR + 0.160%	2.646	%(c)	10/25/36	1,293	553,146
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1 Month LIBOR + 0.260%, 144A	2.746	%(c)	06/25/46	152	142,778
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1 Month LIBOR + 0.240%	2.726	%(c)	05/25/37	426	281,938
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500	%(cc)	04/25/57	776	769,359
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1 Month LIBOR + 0.400%, 144A	2.886	%(c)	10/25/36	322	288,922
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	50	50,594
RAMP Trust, Series 2007-RS1, Class A3, 1 Month LIBOR + 0.170%	2.656	%(c)	02/25/37	413	210,123
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1 Month LIBOR + 0.160%	2.646	%(c)	07/25/36	211	63,841
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 0.795%	3.280	%(c)	01/25/35	15	14,274
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 1 Month LIBOR + 0.230%, 144A	2.716	%(c)	01/25/37	10,213	7,328,312
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.908	%(cc)	10/25/53	930	961,590
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750	%(cc)	04/25/55	1,145	1,142,468
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750	%(cc)	08/25/55	1,682	1,663,043
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000	%(cc)	08/25/55	1,080	1,013,467
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750	%(cc)	05/25/58	3,129	3,164,720
Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 144A(^)	4.250	%(cc)	11/25/58	540	543,230
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 144A(^)	4.500	%(cc)	11/25/58	1,360	1,368,927
Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, 144A	3.967%		02/25/49	278	278,013

A341

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, 144A	3.967%		03/25/49	1,640	$1,641,789
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2, 1 Month LIBOR + 0.180%	2.666	%(c)	09/25/36	1,316	614,205
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1 Month LIBOR + 0.155%	2.640	%(c)	10/25/36	535	430,545

					86,762,831

Student Loans — 0.2%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,993,433
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3 Month LIBOR + 0.330%	2.941	%(c)	03/15/24	3,140	3,114,277
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 3 Month LIBOR + 0.200%	2.811	%(c)	06/15/23	442	441,819
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	710	709,805

					7,259,334

TOTAL ASSET-BACKED SECURITIES (cost $306,062,164)					305,054,132

BANK LOANS — 1.7%

Auto Parts & Equipment — 0.0%
Altra Industrial Motion Corp., Term Loan, 1 Month LIBOR + 2.000%	4.499	%(c)	10/01/25	691	679,066

Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan	—	%(p)	01/31/25	2,249	2,231,990

Building Materials — 0.0%
Foundation Building Materials Holding Co. LLC, Term Loan, 1 Month LIBOR + 3.000%	5.499	%(c)	08/13/25	663	645,925

Cosmetics/Personal Care — 0.1%
Coty, Inc., Term B USD Loans, 1 Month LIBOR + 2.250%	4.742	%(c)	04/07/25	2,187	2,096,321

Distribution/Wholesale — 0.0%
Kar Auction Services, Inc., Term Loan(^)	—	%(p)	03/09/23	342	340,553

Diversified Financial Services — 0.4%
Caliber Home Loans, Inc., Term Loan, 1 Month LIBOR + 3.250%(^)	5.739	%(c)	04/24/21	2,014	2,008,929
Goldman Sachs Bank USA, Term Loan, 1 Month LIBOR + 1.900%(^)	4.240	%(c)	08/26/20	834	834,247
Goldman Sachs Lending Partners LLC, Term Loan, 1 Month LIBOR + 1.750%(^)	4.090	%(c)	09/17/20	2,015	2,015,109
LSTAR Financing, Term Loan, 1 Month LIBOR + 2.000%(^)	2.509	%(c)	04/01/21	6,298	6,276,343
PLH Infrastructure Services, Inc., Term Loan, 3 Month LIBOR + 6.000%(^)	8.739	%(c)	08/07/23	447	438,402

A342

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Diversified Financial Services (cont’d.)
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, 1 Month LIBOR + 3.375%(^)	5.865	%(c)	08/27/20	3,420	$3,420,204

					14,993,234

Electric — 0.1%
AES Corp., 2018 Other Term Loan, 3 Month LIBOR + 1.750%	4.379	%(c)	05/31/22	2,186	2,175,421

Electronics — 0.0%
Resideo Funding, Inc., Tranche B Term Loan, 3 Month LIBOR + 2.000%	4.610	%(c)	10/24/25	247	245,664

Engineering & Construction — 0.0%
Frontdoor, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%.(^)	5.000	%(c)	08/18/25	260	258,334
Ply Gem Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%(^)	6.547	%(c)	04/12/25	553	524,938

					783,272

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Term Loan	—	%(p)	03/20/26	2,275	2,257,228
Stars Group Holdings BV, USD Term Loan, 3 Month LIBOR + 3.500%	6.101	%(c)	07/10/25	988	985,380

					3,242,608

Environmental Control — 0.0%
NRC US Holding Co. LLC, Initial Term Loan, 3 Month LIBOR + 5.250%(^)	7.851	%(c)	06/11/24	1,318	1,311,315
Robertshaw US Holding Corp., Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%(^)	10.500	%(c)	02/28/26	315	272,475

					1,583,790

Household Products/Wares — 0.0%
Energizer Holdings, Inc., Term B Loan, 1 Month LIBOR + 2.250%	4.734	%(c)	12/17/25	395	391,049

Internet — 0.1%
Go Daddy Operating Co. LLC, Term Loan	—	%(p)	02/15/24	2,254	2,235,795
Uber Technologies, Inc., Term Loan	—	%(p)	07/13/23	2,254	2,235,442

					4,471,237

Leisure Time — 0.0%
Allegiant Travel Co., Class B Term Loan, 2 Month LIBOR + 4.500%(^)	7.233	%(c)	02/05/24	1,191	1,185,045

Lodging — 0.0%
Wynn Resorts, Ltd., Term Facility Loan, 1 Month LIBOR + 2.250%	4.750	%(c)	10/30/24	704	687,574

Media — 0.0%
Charter Communications Operating LLC, Term A-2 Loan, 1 Month LIBOR + 1.500%	4.000	%(c)	03/31/23	1,317	1,301,049

Oil & Gas — 0.1%
California Resources Corp., Initial Loan, 1 Month LIBOR + 4.750%	7.246	%(c)	12/31/22	1,061	1,039,779

A343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Oil & Gas (cont’d.)
California Resources Corp., Loan, 1 Month LIBOR + 10.375%(^)	12.871%(c)	12/31/21	820	$863,050
Midcoast Energy LLC, Tranche B Term Loan, 3 Month LIBOR + 5.500%	8.101%(c)	08/01/25	617	613,302
Pioneer Energy Services Corp., Term Loan, 1 Month LIBOR + 7.750%(^)	10.232%(c)	11/08/22	1,310	1,296,759

				3,812,890

Pharmaceuticals — 0.2%
Bausch Health Co., Inc., First Incremental Term Loan, 1 Month LIBOR + 2.750%	5.231%(c)	11/27/25	2,231	2,203,123
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	5.249%(c)	03/01/24	3,496	3,445,069

				5,648,192

Pipelines — 0.1%
BCP Raptor II LLC, Initial Term Loan, 3 Month LIBOR + 4.750%	7.365%(c)	11/03/25	1,727	1,629,856

Real Estate Investment Trusts (REITs) — 0.2%
Chimera Special Holdings LLC, Term Loan, 1 Month LIBOR + 2.000%(^)	2.514%(c)	10/06/19	5,638	5,638,196
Iron Mountain, Inc., Term Loan	—%(p)	01/02/26	2,309	2,235,576
MGM Growth Properties Operating Partnership, LP, Term B Loan, 1 Month LIBOR + 2.000%	4.499%(c)	03/21/25	600	590,071
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.491%(c)	12/20/24	315	309,645

				8,773,488

Retail — 0.1%
1011778 BC Unlimited Liability Co., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.749%(c)	02/16/24	2,274	2,236,288
Michaels Stores, Inc., Term Loan	—%(p)	01/30/23	2,275	2,223,813

				4,460,101

Software — 0.1%
SS&C Technologies, Inc., Term Loan	—%(p)	04/16/25	2,249	2,226,238

Telecommunications — 0.0%
Intelsat Jackson Holdings SA, Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.240%(c)	11/27/23	205	200,644

TOTAL BANK LOANS (cost $64,343,971)				63,805,207

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.657%(cc)	06/05/37	863	820,339
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.149%(cc)	06/05/37	3,000	42,482
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 1 Month LIBOR + 2.119%, 144A	4.603%(c)	09/15/34	1,020	1,023,184
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.010%(cc)	12/13/29	250	245,841
AREIT Trust, Series 2018-CRE1, Class A, 1 Month LIBOR + 0.850%, 144A	3.334%(c)	02/14/35	114	113,097

A344

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 1 Month LIBOR + 1.950%, 144A	4.434	%(c)	12/15/36	900	$898,864
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 1 Month LIBOR + 3.050%, 144A	5.534	%(c)	12/15/36	280	281,048
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.596	%(cc)	04/14/33	250	241,597
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.606	%(cc)	08/14/34	1,470	1,364,718
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class CL, 1 Month LIBOR + 1.500%, 144A	3.984	%(c)	11/15/32	190	190,740
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, 1 Month LIBOR + 2.000%, 144A	4.484	%(c)	11/15/32	380	381,447
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class D, 1 Month LIBOR + 1.700%, 144A	4.184	%(c)	09/15/34	480	479,165
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.416	%(cc)	01/15/49	38	38,416
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.630	%(cc)	02/15/50	3,040	135,026
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.287	%(cc)	02/15/50	1,000	85,121
Banc of America Merrill Lynch, Series 2019-AHT, Class C, 1 Month LIBOR + 2.000%, 144A	4.780	%(c)	03/15/34	340	339,999
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	3.334	%(c)	01/15/33	368	365,321
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 1 Month LIBOR + 0.300%, 144A	2.786	%(c)	01/25/36	75	71,181
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 1 Month LIBOR + 0.450%, 144A	2.936	%(c)	01/25/36	53	51,112
Bayview Commercial Asset Trust, Series 2006-3A, Class A1, 1 Month LIBOR + 0.250%, 144A	2.736	%(c)	10/25/36	135	128,061
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1 Month LIBOR + 0.722%, 144A	3.206	%(c)	03/15/37	160	158,497
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	702,234
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	0.957	%(cc)	08/10/35	4,630	289,035
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM	5.460	%(cc)	01/12/45	167	166,199
Benchmark Mortgage Trust, Series 2018-B5, Class A4	4.208%		07/15/51	220	236,561
Benchmark Mortgage Trust, Series 2019-B9, Class A5	4.016%		03/15/52	58	61,555
Benchmark Mortgage Trust, Series 2019-B9, Class C	4.971	%(cc)	03/15/52	493	527,855
Benchmark Mortgage Trust, Series 2019-B9, Class XA, IO	1.049	%(cc)	03/15/52	3,649	303,692
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 144A	3.899	%(cc)	03/15/62	802	793,342
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 1 Month LIBOR + 1.250%, 144A	3.734	%(c)	07/15/35	1,660	1,657,378

A345

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 1 Month LIBOR + 1.900%, 144A	4.384	%(c)	07/15/35	160	$159,698
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.534	%(c)	03/15/28	237	236,554
BXP Trust, Series 2017-CC, Class D, 144A	3.552	%(cc)	08/13/37	150	145,811
BXP Trust, Series 2017-CC, Class E, 144A	3.552	%(cc)	08/13/37	290	266,436
BXP Trust, Series 2017-GM, Class D, 144A	3.425	%(cc)	06/13/39	600	582,808
BXP Trust, Series 2017-GM, Class E, 144A	3.425	%(cc)	06/13/39	260	242,867
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.488	%(cc)	04/10/29	140	142,597
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4	3.544%		11/15/50	120	122,144
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,137	1,174,879
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	196,284
CD Mortgage Trust, Series 2017-CD4, Class A4	3.514	%(cc)	05/10/50	10	10,246
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.704	%(cc)	01/10/48	1,390	142,898
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.727	%(cc)	05/10/58	1,517	139,970
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.728	%(cc)	05/10/58	1,440	65,255
CFK Trust, Series 2019-FAX, Class D, 144A	4.637%		01/15/39	463	480,428
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.786	%(cc)	04/10/28	360	363,137
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	3.274	%(c)	07/15/32	860	860,001
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class D, 1 Month LIBOR + 1.600%, 144A	4.084	%(c)	07/15/32	650	650,816
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 Month LIBOR + 2.150%, 144A	4.634	%(c)	07/15/32	1,310	1,309,999
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.518	%(cc)	05/10/35	180	180,317
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	4.952	%(cc)	05/10/49	320	340,445
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.922	%(cc)	04/10/49	160	167,248
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804	%(cc)	04/15/49	80	66,268
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 144A	4.745	%(cc)	01/10/24	1,460	1,516,267
CLNS Trust, Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500%, 144A	5.993	%(c)	06/11/32	328	329,230
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	1,346,307
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236	%(cc)	02/10/47	180	190,011
Commercial Mortgage Trust, Series 2015-CR23, Class CME, 144A	3.684	%(cc)	05/10/48	470	466,829
Commercial Mortgage Trust, Series 2015-CR25, Class A4	3.759%		08/10/48	540	560,497
Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.183%		02/10/48	289	291,725
Commercial Mortgage Trust, Series 2018-HCLV, Class B, 1 Month LIBOR + 1.400%, 144A	3.884	%(c)	09/15/33	3,500	3,507,231

A346

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.640	%(cc)	06/10/44	104	$105,398
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,147,350
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	605	633,435
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	102,467
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	332,976
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.418	%(cc)	12/10/47	250	256,603
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	3.349	%(c)	02/13/32	475	475,000
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.060	%(cc)	02/10/35	50,000	273,999
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A.	3.684	%(cc)	05/10/48	860	857,256
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	0.911	%(cc)	08/10/48	3,132	134,565
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	870	768,970
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.300	%(cc)	07/10/48	1,000	1,017,709
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.179	%(cc)	10/10/36	170	157,710
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.850	%(cc)	02/10/34	495	492,765
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	893	899,766
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.849	%(cc)	02/10/34	320	322,642
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.849	%(cc)	02/10/34	1,300	1,300,288
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.849	%(cc)	02/10/34	1,170	1,161,567
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.772	%(cc)	02/10/34	3,901	72,816
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	0.935	%(cc)	02/10/37	2,630	128,539
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234	%(cc)	10/15/39	150	150,052
Credit Suisse Mortgage Capital Trust, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	160	161,375
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5	4.033	%(cc)	04/15/51	140	147,455
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4	4.053%		03/15/52	633	669,297
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class C	5.146	%(cc)	03/15/52	473	496,585
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 144A	3.000%		03/15/52	65	52,654
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	593	608,963
CSMC Trust, Series 2016-MFF, Class A, 1 Month LIBOR + 1.600%, 144A	4.084	%(c)	11/15/33	118	118,304
CSMC Trust, Series 2017-PFHP, Class A, 1 Month LIBOR + 0.950%, 144A	3.434	%(c)	12/15/30	170	169,409

A347

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 144A	3.452%		10/10/34	500	$510,421
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A	3.530	%(cc)	10/10/34	800	772,795
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 144A	3.530	%(cc)	10/10/34	170	155,571
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.370	%(cc)	07/25/22	10,411	98,421
Fannie Mae-Aces, Series 2016-M4, Class A2	2.576%		03/25/26	2,330	2,293,767
Fannie Mae-Aces, Series 2017-M3, Class A2	2.486	%(cc)	12/25/26	1,925	1,874,816
Fannie Mae-Aces, Series 2017-M7, Class A2	2.961	%(cc)	02/25/27	1,620	1,622,573
Fannie Mae-Aces, Series 2018-M1, Class A2	2.986	%(cc)	12/25/27	296	296,511
Fannie Mae-Aces, Series 2018-M1, Class A2	3.086	%(cc)	12/25/27	1,155	1,156,992
Fannie Mae-Aces, Series 2018-M2, Class A2	2.902	%(cc)	01/25/28	2,905	2,895,869
Fannie Mae-Aces, Series 2018-M7, Class A2	3.052	%(cc)	03/25/28	1,730	1,738,244
Fannie Mae-Aces, Series 2018-M8, Class A2	3.325	%(cc)	06/25/28	1,050	1,079,585
Fannie Mae-Aces, Series 2018-M10, Class A2	3.385	%(cc)	07/25/28	585	603,178
Fannie Mae-Aces, Series 2018-M12, Class A2	3.640	%(cc)	08/25/30	6,735	7,044,584
Fannie Mae-Aces, Series 2018-M13, Class A2	3.697	%(cc)	09/25/30	9,440	9,925,097
Fannie Mae-Aces, Series 2017-M14, Class A2	2.877	%(cc)	11/25/27	4,720	4,694,095
Fannie Mae-Aces, Series 2018-M14, Class A2	3.578	%(cc)	08/25/28	532	555,781
Fannie Mae-Aces, Series 2015-M15, Class A2	2.923	%(cc)	10/25/25	3,675	3,706,052
Fannie Mae-Aces, Series 2017-M15, Class A2	2.960	%(cc)	09/25/27	755	757,415
Fannie Mae-Aces, Series 2015-M17, Class A2	2.939	%(cc)	11/25/25	1,605	1,623,398
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.293	%(cc)	02/25/23	27,366	255,801
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.227	%(cc)	04/25/23	14,089	117,469
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(cc)	07/25/23	300	310,710
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.394	%(cc)	08/25/23	12,776	189,686
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.748	%(cc)	10/25/23	6,738	191,731
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.160	%(cc)	03/25/24	4,210	201,381
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.727	%(cc)	09/25/24	10,063	337,425
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.371	%(cc)	03/25/25	11,763	230,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.667	%(cc)	11/25/25	4,485	163,861
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.890	%(cc)	12/25/25	1,963	99,372
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.176	%(cc)	01/25/26	3,348	225,507
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.366	%(cc)	03/25/26	1,494	119,541
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.191	%(cc)	07/25/26	1,951	138,746
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2	2.653%		08/25/26	735	727,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.929	%(cc)	08/25/26	1,917	110,532
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120	%(cc)	09/25/26	630	642,145
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.316	%(cc)	09/25/26	5,729	116,536

A348

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.077	%(cc)	10/25/26	20,753	$141,014
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347	%(cc)	11/25/26	1,895	1,959,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2	3.413%		12/25/26	1,150	1,193,908
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430	%(cc)	01/25/27	1,280	1,330,295
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2	3.224%		03/25/27	443	453,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2	3.187	%(cc)	09/25/27	240	244,872
FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2	3.286%		11/25/27	325	334,032
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	1,990	2,069,244
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	120	124,779
FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2	3.350%		01/25/28	2,080	2,146,553
FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2	3.600%		01/25/28	4,330	4,555,509
FHLMC Multifamily Structured Pass-Through Certificates, Series K081, Class A2	3.900	%(cc)	08/25/28	5,395	5,807,358
FHLMC Multifamily Structured Pass-Through Certificates, Series K082, Class A2	3.920	%(cc)	09/25/28	1,765	1,903,137
FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2	3.780	%(cc)	10/25/28	2,545	2,711,788
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	0.953	%(cc)	01/25/31	3,045	250,009
FHLMC Multifamily Structured Pass-Through Certificates, Series K725, Class A2	3.002%		01/25/24	1,905	1,935,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K727, Class A2	2.946%		07/25/24	2,760	2,795,998
FHLMC Multifamily Structured Pass-Through Certificates, Series K730, Class A2	3.590%		01/25/25	190	198,535
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	2,550	2,542,604
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	0.975	%(cc)	01/25/26	1,572	84,024
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.315	%(cc)	12/25/26	7,524	123,274
FHLMC Multifamily Structured Pass-Through Certificates, Series KW03, Class X1, IO	0.845	%(cc)	06/25/27	1,538	80,861
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.302	%(cc)	07/25/23	10,380	125,524
FREMF Mortgage Trust, Series 2016-K54, Class B, 144A	4.051	%(cc)	04/25/48	210	214,522
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	3.981	%(cc)	05/25/50	120	121,785
FREMF Mortgage Trust, Series 2018-K80, Class B, 144A	4.229	%(cc)	08/25/50	1,010	1,034,155
FRESB Mortgage Trust, Series 2018-SB53, Class A10F	3.660	%(cc)	06/25/28	239	247,176
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.382	%(cc)	12/15/34	169	167,508
Government National Mortgage Assoc., Series 2016-13, Class IO, IO	0.917	%(cc)	04/16/57	2,384	153,659

A349

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2016-175, Class IO, IO	0.920	%(cc)	09/16/58	1,911	$139,042
Government National Mortgage Assoc., Series 2016-35, Class IO, IO	0.887	%(cc)	03/16/58	2,232	154,648
Government National Mortgage Assoc., Series 2017-7, Class IO, IO	0.968	%(cc)	12/16/58	1,980	155,482
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.091	%(cc)	04/16/53	8,250	142,691
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.573	%(cc)	06/16/53	744	17,639
Government National Mortgage Assoc., Series 2013-30, Class IO, IO	0.796	%(cc)	09/16/53	2,087	85,927
Government National Mortgage Assoc., Series 2013-63, Class IO, IO	0.791	%(cc)	09/16/51	17,164	902,893
Government National Mortgage Assoc., Series 2013-78, Class IO, IO	0.788	%(cc)	10/16/54	2,410	103,346
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.744	%(cc)	11/16/53	615	21,138
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	999	6,157
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	1,385	19,431
Government National Mortgage Assoc., Series 2015-37, Class IO, IO	0.825	%(cc)	10/16/56	398	22,518
Government National Mortgage Assoc., Series 2015-97, Class VA	2.250%		12/16/38	201	188,193
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.845	%(cc)	07/16/55	8,363	421,392
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.845	%(cc)	07/16/55	38,412	2,068,009
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.927	%(cc)	01/16/57	25,668	1,608,215
Government National Mortgage Assoc., Series 2016-26, Class IO, IO	0.965	%(cc)	02/16/58	3,010	215,102
Government National Mortgage Assoc., Series 2016-36, Class IO, IO	0.940	%(cc)	08/16/57	1,885	125,558
Government National Mortgage Assoc., Series 2016-67, Class IO, IO	1.167	%(cc)	07/16/57	768	61,683
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.002	%(cc)	08/16/58	3,484	262,421
Government National Mortgage Assoc., Series 2016-96, Class IO, IO	0.985	%(cc)	12/16/57	1,981	148,045
Government National Mortgage Assoc., Series 2016-97, Class IO, IO	1.039	%(cc)	07/16/56	1,640	134,759
Government National Mortgage Assoc., Series 2016-113, Class IO, IO	1.177	%(cc)	02/16/58	1,416	129,173
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.121	%(cc)	04/16/58	556	46,242
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.062	%(cc)	12/16/57	2,228	176,484
Government National Mortgage Assoc., Series 2016-128, Class IO, IO	0.952	%(cc)	09/16/56	2,269	177,277
Government National Mortgage Assoc., Series 2016-158, Class VA	2.000%		03/16/35	89	81,892
Government National Mortgage Assoc., Series 2016-162, Class IO, IO	0.997	%(cc)	09/16/58	2,677	216,529
Government National Mortgage Assoc., Series 2017-100, Class IO, IO	0.808	%(cc)	05/16/59	1,767	119,622

A350

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GPMT Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 0.900%, 144A	3.387	%(c)	11/21/35	372	$371,332
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 144A	5.366%		05/03/32	470	528,570
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 144A	3.436	%(cc)	12/10/27	820	816,219
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 144A	3.436	%(cc)	12/10/27	570	566,031
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class D, 1 Month LIBOR + 1.300%, 144A	3.784	%(c)	07/15/32	50	49,797
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, 1 Month LIBOR + 1.500%, 144A	3.984	%(c)	07/15/32	100	99,718
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 1 Month LIBOR + 1.800%, 144A	4.284	%(c)	07/15/32	40	39,888
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 1 Month LIBOR + 2.500%, 144A	4.984	%(c)	07/15/32	20	19,895
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	390	387,737
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.391	%(cc)	08/10/44	2,025	2,061,449
GS Mortgage Securities Trust, Series 2015-GS1, Class A3	3.734%		11/10/48	110	114,010
GS Mortgage Securities Trust, Series 2017-GS6, Class A3	3.433%		05/10/50	600	608,054
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 144A	3.000%		08/10/50	40	34,247
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.412	%(cc)	07/10/48	210	216,145
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%		07/05/31	700	698,464
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	490	479,058
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34	320	326,920
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	332,511
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.117	%(cc)	12/15/48	170	163,791
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750	%(cc)	12/15/49	1,800	86,550
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C	3.896	%(cc)	03/15/50	210	207,864
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B	4.050%		09/15/50	70	71,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FL, 1 Month LIBOR + 1.300%, 144A	3.784	%(c)	06/15/45	100	102,006
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.621	%(cc)	09/05/32	1,040	1,032,223
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A, 1 Month LIBOR + 0.830%, 144A	3.323	%(c)	07/15/34	250	249,057
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1 Month LIBOR + 0.250%, 144A	2.736	%(c)	03/25/37	297	288,165

A351

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.110	%(cc)	03/10/50	889	$40,396
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	800	835,742
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.187	%(cc)	12/15/47	1,070	58,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	217,860
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	215,818
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	350	308,678
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.345	%(cc)	10/15/48	1,180	88,663
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.432	%(cc)	11/15/49	973	75,473
Morgan Stanley Capital I Trust, Series 2006-T21, Class AJ	5.266	%(cc)	10/12/52	25	25,226
Morgan Stanley Capital I Trust, Series 2007-T27, Class AJ	5.947	%(cc)	06/11/42	292	308,409
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.446	%(cc)	07/13/29	130	128,721
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.446	%(cc)	07/13/29	1,100	1,079,807
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.031	%(cc)	05/15/48	230	231,478
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 1 Month LIBOR + 2.600%, 144A	5.084	%(c)	11/15/34	1,155	1,148,482
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5	3.530%		06/15/50	85	86,860
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281	%(cc)	06/15/50	190	188,456
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%		06/15/50	890	749,132
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.201	%(cc)	06/15/50	700	103,206
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class D, 1 Month LIBOR + 1.950%, 144A	4.434	%(c)	11/15/34	200	200,374
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 1 Month LIBOR + 3.050%, 144A	5.534	%(c)	11/15/34	350	351,530
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5	4.177%		07/15/51	140	149,909
Morgan Stanley Capital I Trust, Series 2018-H4, Class XA, IO	0.868	%(cc)	12/15/51	2,381	158,845
Morgan Stanley Capital I Trust, Series 2019-L2, Class A4	4.071%		03/15/52	293	311,666
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, IO	1.199	%(cc)	03/15/52	5,147	427,751
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	3.439	%(c)	06/15/35	130	128,716
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO, 144A	0.379	%(cc)	05/10/39	7,700	220,617
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.090	%(cc)	02/10/32	12,180	50,350

A352

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	—	%(p)	02/10/32	2,436	$2
Prima Capital CRE Securitization Ltd. (Cayman Islands), Series 2015-4A, Class C, 144A	4.000%		08/24/49	150	150,418
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	3.284	%(c)	07/15/34	42	41,963
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 1 Month LIBOR + 2.000%, 144A	4.484	%(c)	07/15/34	199	197,635
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, IO	1.009	%(cc)	12/15/51	1,158	88,049
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4	3.185%		03/10/46	3,705	3,756,673
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	2,320	2,359,021
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1	3.661	%(cc)	10/25/46	100	102,277
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2	4.458	%(cc)	10/25/46	100	100,674
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498	%(cc)	10/25/46	100	102,894
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226	%(cc)	10/25/46	100	103,884
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M3, 144A	4.240	%(cc)	11/25/47	164	163,538
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M4, 144A	5.000	%(cc)	11/25/47	82	81,809
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1 Month LIBOR + 1.350%, 144A	3.834	%(c)	06/15/29	1,095	1,094,971
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4	3.695%		11/15/48	110	113,866
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.354	%(cc)	05/15/48	1,040	30,222
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767	%(cc)	07/15/58	640	664,296
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	110	113,637
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.809%		12/15/48	360	375,487
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class D, 144A	3.241%		12/15/48	306	258,269
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	4.877	%(cc)	01/15/59	580	564,483
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%		07/15/50	389	394,273
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5	3.418%		09/15/50	228	231,005
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50	120	118,074
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A	4.355	%(cc)	09/15/50	377	359,294
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, 144A	2.600	%(cc)	11/15/50	1,966	1,608,833
Wells Fargo Commercial Mortgage Trust, Series 2017-HSDB, Class A, 1 Month LIBOR + 0.850%, 144A	3.349	%(c)	12/13/31	287	286,238

A353

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2018-1745, Class A, 144A	3.749	%(cc)	06/15/36	150	$155,128
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 1 Month LIBOR + 2.157%, 144A	4.641	%(c)	12/15/36	150	150,130
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, IO	0.762	%(cc)	05/15/51	1,799	97,996
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 1 Month LIBOR + 0.950%, 144A	3.434	%(c)	03/15/44	12	11,757
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.232	%(cc)	06/15/44	1,350	1,348,088
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%		08/15/47	345	356,719

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $161,811,521)					165,674,204

CONVERTIBLE BONDS — 0.1%

Electric — 0.0%
NRG Energy, Inc., Gtd. Notes, 144A	2.750%		06/01/48	479	544,732

Oil & Gas — 0.0%
Chesapeake Energy Corp., Gtd. Notes	5.500%		09/15/26	1,008	934,007
Ensco Jersey Finance Ltd., Gtd. Notes	3.000%		01/31/24	180	138,836
Whiting Petroleum Corp., Gtd. Notes	1.250%		04/01/20	197	190,432

					1,263,275

Pipelines — 0.1%
Cheniere Energy, Inc., Sr. Unsec’d. Notes, Cash coupon 4.875% or PIK N/A, 144A	4.875%		05/28/21	2,501	2,598,453

Telecommunications — 0.0%
Intelsat SA, Gtd. Notes, 144A	4.500%		06/15/25	81	96,393

Transportation — 0.0%
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	3.250%		05/15/30	820	741,650

TOTAL CONVERTIBLE BONDS
(cost $5,176,673)					5,244,503

CORPORATE BONDS — 34.9%

Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%		10/01/20	315	317,715
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%		10/01/21	170	172,954
Lamar Media Corp., Gtd. Notes	5.375%		01/15/24	78	79,950
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.250%		02/15/22	86	86,859

					657,478

Aerospace & Defense — 0.8%
Arconic, Inc., Sr. Unsec’d. Notes	5.400%		04/15/21	50	51,565
Arconic, Inc., Sr. Unsec’d. Notes	6.150%		08/15/20	740	765,011
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%		12/15/20	1,646	1,640,670

A354

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850%	12/15/25	1,105	$1,116,309
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	71,727
Boeing Co. (The), Sr. Unsec’d. Notes	3.825%	03/01/59	170	164,262
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,207,199
General Dynamics Corp., Gtd. Notes	3.750%	05/15/28	625	658,439
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	446,322
Harris Corp., Sr. Unsec’d. Notes	4.400%	06/15/28	1,605	1,687,947
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	815	898,880
L3 Technologies, Inc., Gtd. Notes	3.850%	06/15/23	2,270	2,339,432
L3 Technologies, Inc., Gtd. Notes	3.850%	12/15/26	1,060	1,078,751
L3 Technologies, Inc., Gtd. Notes	4.400%	06/15/28	215	225,602
L3 Technologies, Inc., Gtd. Notes	4.950%	02/15/21	265	273,778
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%	03/01/25	361	360,034
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	530,486
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	2,877	2,841,709
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	1,495	1,477,044
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	862	878,073
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%	01/15/25	1,760	1,735,796
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%	01/15/28	1,719	1,690,296
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	225	215,839
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.030%	10/15/47	970	957,042
Raytheon Co., Sr. Unsec’d. Notes	7.200%	08/15/27	290	373,956
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	48	48,780
United Technologies Corp., Sr. Unsec’d. Notes	1.950%	11/01/21	2,375	2,327,278
United Technologies Corp., Sr. Unsec’d. Notes	3.750%	11/01/46	810	743,933
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	1,005	1,044,111
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	1,120	1,157,647
United Technologies Corp., Sr. Unsec’d. Notes	5.400%	05/01/35	320	359,460

				31,367,378

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	280	279,336
Altria Group, Inc., Gtd. Notes	3.490%	02/14/22	415	421,513
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,515	1,563,373
Altria Group, Inc., Gtd. Notes	4.250%	08/09/42	500	434,799
Altria Group, Inc., Gtd. Notes	4.400%	02/14/26	2,040	2,096,788
Altria Group, Inc., Gtd. Notes	4.800%	02/14/29	470	484,525
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	910	908,042
Altria Group, Inc., Gtd. Notes	5.800%	02/14/39	365	386,032
Altria Group, Inc., Gtd. Notes	5.950%	02/14/49	315	338,012
Altria Group, Inc., Gtd. Notes	6.200%	02/14/59	105	113,039
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950%	06/15/25	1,900	1,904,053
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	3,015	3,099,214
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	152	156,016

				12,184,742

Airlines — 0.4%
Air Canada 2015-2 Class B Pass-Through Trust (Canada), Pass-Through Certificates, 144A	5.000%	06/15/25	253	258,818
Air Canada 2017-1 Class AA Pass-Through Trust (Canada), Pass-Through Certificates, 144A	3.300%	07/15/31	371	360,711

A355

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Air Canada 2017-1 Class B Pass-Through Trust (Canada), Pass-Through Certificates, 144A	3.700%	07/15/27	5	$4,606
American Airlines 2014-1 Class B Pass-Through Trust, Pass-Through Certificates	4.375%	04/01/24	14	14,553
American Airlines 2015-1 Class B Pass-Through Trust, Pass-Through Certificates	3.700%	11/01/24	146	144,493
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	146	146,095
American Airlines 2015-2 Class B Pass-Through Trust, Pass-Through Certificates	4.400%	03/22/25	1,133	1,141,466
American Airlines 2016-1 Class B Pass-Through Trust, Series B, Pass-Through Certificates	5.250%	07/15/25	674	694,373
American Airlines 2016-3 Class AA Pass-Through Trust, Pass-Through Certificates	3.000%	04/15/30	703	679,314
American Airlines 2016-3 Class B Pass-Through Trust, Pass-Through Certificates	3.750%	04/15/27	18	17,879
American Airlines 2017-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.650%	08/15/30	157	157,328
American Airlines 2017-1 Class B Pass-Through Trust, Series B, Pass-Through Certificates	4.950%	08/15/26	130	133,554
American Airlines 2017-2 Class AA Pass-Through Trust, Series AA, Pass-Through Certificates	3.350%	04/15/31	340	331,688
American Airlines 2017-2 Class B Pass-Through Trust, Series B, Pass-Through Certificates	3.700%	04/15/27	309	301,205
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,011,684
American Airlines Group, Inc., Gtd. Notes, 144A	5.500%	10/01/19	50	50,619
Continental Airlines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	6.250%	10/22/21	7	6,755
Delta Air Lines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.204%	10/25/25	795	807,322
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	1,695	1,680,117
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	5,606	5,595,739
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%	04/19/21	150	150,613
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	7.000%	01/31/25	559	517,774
Latam Finance Ltd. (Chile), Gtd. Notes, 144A	7.000%	03/01/26	351	356,616
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28	459	402,641
United Airlines 2014-1 Class B Pass-Through Trust, Series B, Pass-Through Certificates	4.750%	10/11/23	14	13,809
United Airlines 2014-2 Class B Pass-Through Trust, Pass-Through Certificates	4.625%	03/03/24	54	54,621
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450%	06/01/29	119	118,076
United Airlines 2016-1 Class AA Pass-Through Trust, Series AA, Pass-Through Certificates	3.100%	01/07/30	52	50,375
United Airlines 2016-1 Class B Pass-Through Trust, Pass-Through Certificates	3.650%	07/07/27	57	55,973
United Airlines 2016-2 Class AA Pass-Through Trust, Series AA, Pass-Through Certificates	2.875%	04/07/30	212	203,333
United Airlines 2016-2 Class B Pass-Through Trust, Pass-Through Certificates	3.650%	04/07/27	46	44,515
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	09/01/31	197	193,807
United Airlines 2018-1 Class B Pass-Through Trust, Series B, Pass-Through Certificates	4.600%	09/01/27	396	402,357

A356

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates	4.150%	02/25/33	470	$486,617
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	25	26,555
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	104	107,011

				16,723,012

Auto Manufacturers — 1.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.800%	04/11/26	570	546,727
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	02/12/21	590	582,893
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100%	05/04/20	1,685	1,688,031
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	2,130	2,143,105
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.750%	11/05/21	720	732,614
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.425%	06/12/20	390	384,881
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	1,355	1,351,074
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979%	08/03/22	1,195	1,142,108
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%	05/04/23	1,270	1,190,914
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.157%	08/04/20	710	704,971
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	830	818,096
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	5,305	5,156,319
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%	03/18/21	200	196,954
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584%	03/18/24	570	578,135
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	1,495	1,539,610
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	3,810	3,456,114
General Motors Co., Sr. Unsec’d. Notes(v)	5.400%	04/01/48	180	164,535
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	515	512,455
General Motors Financial Co., Inc., Gtd. Notes	3.150%	06/30/22	2,695	2,668,250
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	3,331	3,316,044
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25	1,339	1,311,770
General Motors Financial Co., Inc., Gtd. Notes	4.000%	10/06/26	220	210,739
General Motors Financial Co., Inc., Gtd. Notes	4.200%	03/01/21	463	469,619
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.200%	11/06/21	3,275	3,331,973
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	3.950%	02/01/22	1,651	1,674,632
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20	4,966	4,930,605
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20	5,345	5,318,746
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	08/29/22	1,140	1,126,760
Toyota Motor Credit Corp., Sr. Unsec’d. Notes	3.650%	01/08/29	310	322,797
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, GMTN	3.050%	01/11/28	615	614,541
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.400%	05/22/20	1,200	1,191,532
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.875%	11/13/20	2,025	2,051,005
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000%	11/12/21	1,945	1,984,240

				53,412,789

A357

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment — 0.0%
Aptiv PLC, Gtd. Notes	4.250%		01/15/26			233	$240,036
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25			1,677	1,628,772

							1,868,808

Banks — 8.8%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%		01/21/19		EUR	100	31,409
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22			3,785	3,855,426
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23			1,200	1,210,219
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20			5,777	5,935,232
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	4.050%		03/19/24			7,170	7,360,637
Bank of America Corp., Sr. Unsec’d. Notes	3.366	%(ff)	01/23/26			750	750,526
Bank of America Corp., Sr. Unsec’d. Notes	3.419	%(ff)	12/20/28			4,720	4,615,447
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369	%(ff)	07/21/21			2,030	2,016,157
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21			6,405	6,389,038
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23			544	550,907
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26			553	557,707
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328	%(ff)	10/01/21			7,005	6,939,847
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.625%		10/19/20			2,910	2,902,751
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.458	%(ff)	03/15/25			1,290	1,302,840
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.499	%(ff)	05/17/22			1,460	1,477,093
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.705	%(ff)	04/24/28			2,020	2,029,049
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824	%(ff)	01/20/28			2,620	2,655,466
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25			1,106	1,145,117
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.970	%(ff)	03/05/29			435	442,915
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24			415	432,878
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25			1,000	1,019,834
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24			665	688,257
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26			535	549,628
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26			1,702	1,773,751
Bank of America Corp., Series FF, Jr. Sub. Notes	5.875	%(ff)	— (rr	)		280	284,101
Bank of America Corp., Series L, Sub. Notes, MTN	3.950%		04/21/25			568	577,750
Bank of America Corp., Series L, Sub. Notes, MTN	4.183%		11/25/27			735	746,386
Bank of Montreal (Canada), Series D, Sr. Unsec’d. Notes, MTN	3.100%		04/13/21			2,490	2,512,073
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442	%(ff)	02/07/28			750	761,861
Bank of New York Mellon Corp. (The), Series F, Jr. Sub. Notes	4.625	%(ff)	— (rr	)		1,415	1,337,175
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20			10,965	10,932,368
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21			1,280	1,278,602
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47			616	616,119
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972	%(ff)	05/16/29			1,445	1,493,793

A358

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.375	%(ff)	— (rr	)	380	$403,275
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.705	%(ff)	01/10/25		1,320	1,369,145
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22		1,505	1,495,018
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24		260	262,050
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22		625	618,375
Citibank NA, Sr. Unsec’d. Notes	3.400%		07/23/21		2,590	2,623,759
Citibank NA, Sr. Unsec’d. Notes(a)	3.650%		01/23/24		4,095	4,225,194
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19		2,077	2,075,950
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%		10/26/20		1,270	1,266,825
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21		610	609,468
Citigroup, Inc., Sr. Unsec’d. Notes	2.876	%(ff)	07/24/23		733	728,325
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%		12/08/21		2,985	2,984,210
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26		2,865	2,806,080
Citigroup, Inc., Sr. Unsec’d. Notes	3.668	%(ff)	07/24/28		2,850	2,842,650
Citigroup, Inc., Sr. Unsec’d. Notes	3.887	%(ff)	01/10/28		1,260	1,279,510
Citigroup, Inc., Sub. Notes	4.050%		07/30/22		8,895	9,160,403
Citigroup, Inc., Sub. Notes	4.400%		06/10/25		795	823,054
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		150	154,115
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20		3,484	3,467,765
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%		05/26/22		2,700	2,677,241
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(ff)	— (rr	)	1,170	1,191,938
Credit Suisse Group AG (Switzerland), Jr. Sub. Notes, 144A	7.250	%(ff)	— (rr	)	1,155	1,159,331
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997	%(ff)	12/14/23		2,300	2,260,008
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.207	%(ff)	06/12/24		1,300	1,331,698
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20		2,474	2,470,652
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20		5,000	5,012,714
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22		1,000	1,018,700
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000%		01/12/22		1,550	1,589,584
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.375%		01/12/24		1,505	1,565,290
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.700%		07/13/20		2,154	2,131,577
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(a)	2.950%		08/20/20		1,142	1,132,455
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.950%		08/20/20		210	207,826
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%		02/04/21		2,960	2,971,347
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%		10/14/21		590	592,649
Discover Bank, Sr. Unsec’d. Notes	4.650%		09/13/28		250	261,176
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.650%		01/25/24		1,670	1,710,238
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%		06/14/21		1,798	1,778,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19		575	574,722

A359

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21		2,833	$2,789,292
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19		2,950	2,945,607
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20		637	636,249
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		1,150	1,147,339
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691	%(ff)	06/05/28		2,565	2,540,512
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		1,300	1,305,072
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017	%(ff)	10/31/38		715	682,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223	%(ff)	05/01/29		1,650	1,686,299
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		7,085	7,598,503
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%	3.854	%(c)	05/15/26		650	637,625
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		3,040	3,705,991
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000	%(ff)	— (rr	)	1,760	1,745,040
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22		1,350	1,337,878
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.950	%(ff)	05/18/24		705	718,981
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041	%(ff)	03/13/28		2,700	2,720,638
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21		800	834,093
HSBC USA, Inc., Sr. Unsec’d. Notes	2.350%		03/05/20		3,690	3,679,205
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23		841	906,715
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.100%		10/02/23		2,420	2,487,348
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.500%		02/24/21		600	627,775
Itau Unibanco Holding SA (Brazil), Jr. Sub. Notes, MTN, 144A	6.125	%(ff)	— (rr	)	200	196,340
Itau Unibanco Holding SA (Brazil), Jr. Sub. Notes, MTN, 144A	6.500	%(ff)	— (rr	)	324	320,763
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		03/01/21		1,225	1,220,938
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23		950	940,714
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23		683	682,715
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.514	%(ff)	06/18/22		1,815	1,840,317
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540	%(ff)	05/01/28		4,200	4,202,876
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.559	%(ff)	04/23/24		410	416,995
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782	%(ff)	02/01/28		2,385	2,429,612
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.797	%(ff)	07/23/24		4,252	4,365,911
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882	%(ff)	07/24/38		1,995	1,955,449
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.023	%(ff)	12/05/24		4,070	4,223,776
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.203	%(ff)	07/23/29		1,510	1,575,191
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		3,275	3,389,871
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.452	%(ff)	12/05/29		1,385	1,474,182
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,582,703
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21		2,082	2,159,846
KeyBank NA, Sr. Unsec’d. Notes	3.350%		06/15/21		250	253,764
KeyCorp, Sr. Unsec’d. Notes, MTN	4.150%		10/29/25		555	584,263

A360

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21		990	$990,291
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27		826	812,375
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.450%		05/08/25		1,025	1,063,834
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.344%		01/09/48		6,125	5,494,380
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22		140	140,291
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.407%		03/07/24		865	880,711
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455%		03/02/23		4,730	4,794,753
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.535%		07/26/21		150	152,200
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.273%		09/13/21		533	523,885
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22		6,445	6,433,965
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		4,170	4,173,219
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27		5,540	5,552,946
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		8,145	8,553,620
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		3,630	3,693,732
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		440	451,303
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772	%(ff)	01/24/29		3,405	3,417,385
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.431	%(ff)	01/23/30		640	674,065
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22		2,340	2,325,856
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591	%(ff)	07/22/28		3,240	3,215,508
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/09/26		1,134	1,313,481
Nordea Bank Abp (Finland), Jr. Sub. Notes, 144A.	6.625	%(ff)	— (rr	)	805	802,988
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A(a)	2.125%		05/29/20		1,575	1,563,664
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	3.750%		08/30/23		2,350	2,368,019
Northern Trust Corp., Sub. Notes	3.375	%(ff)	05/08/32		40	39,193
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498	%(ff)	05/15/23		780	774,460
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.076	%(ff)	01/27/30		445	468,467
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21		2,543	2,521,079
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45		1,935	1,992,922
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23		2,120	2,170,808
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.247	%(ff)	01/20/23		2,990	3,037,478
State Street Corp., Series H, Jr. Sub. Notes	5.625	%(ff)	— (rr	)	1,790	1,803,425
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	1.950%		09/19/19		3,195	3,182,195
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%		05/01/25		350	366,192
Synchrony Bank, Sr. Unsec’d. Notes	3.650%		05/24/21		1,650	1,665,211
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, GMTN	3.500%		07/19/23		575	591,009
U.S. Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,040	1,044,237

A361

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859	%(ff)	08/15/23		3,220	$3,172,332
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.950%		09/24/20		2,390	2,389,210
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		875	903,377
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	7.000	%(ff)	— (rr	)	1,880	1,908,256
UniCredit SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.572%		01/14/22		4,365	4,567,615
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	3.104	%(ff)	05/21/21		645	647,614
Washington Mutual Bank(d)	2.608%		05/01/09		770	8,470
Washington Mutual Bank(d)	2.608%		11/06/09		980	10,780
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%		07/26/21		1,300	1,279,459
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21		2,380	2,368,463
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20		745	743,868
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625%		07/22/22		3,515	3,489,136
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%		03/08/22		840	855,673
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.584	%(ff)	05/22/28		480	481,849
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.750%		01/24/24		3,835	3,946,512
Wells Fargo Bank NA, Sr. Unsec’d. Notes	3.325	%(ff)	07/23/21		590	594,071
Wells Fargo Bank NA, Sr. Unsec’d. Notes	3.550%		08/14/23		1,530	1,569,830

						332,540,306

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700%		02/01/36		4,135	4,130,809
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.900%		02/01/46		1,030	1,034,516
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		295	294,701
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750%		01/23/29		2,785	2,967,133
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	5.150%		05/15/38		1,820	1,738,010
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	5.300%		05/15/48		3,595	3,445,632
Constellation Brands, Inc., Gtd. Notes, 3 Month LIBOR + 0.700%	3.384	%(c)	11/15/21		1,185	1,185,610
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551%		05/25/21		475	480,113
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%		05/25/23		70	72,011
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.000%		05/02/47		560	589,711

						15,938,246

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		836	819,505
Baxalta, Inc., Gtd. Notes	5.250%		06/23/45		197	215,847
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20		1,780	1,779,325
Celgene Corp., Sr. Unsec’d. Notes	2.750%		02/15/23		1,475	1,460,814
Celgene Corp., Sr. Unsec’d. Notes	3.250%		02/20/23		1,195	1,204,877
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22		700	714,669
Celgene Corp., Sr. Unsec’d. Notes	3.950%		10/15/20		150	152,607
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25		1,280	1,306,325
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%		03/01/26		360	367,054
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%		09/01/36		505	495,619

A362

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	750	$787,208

				9,303,850

Building Materials — 0.1%
Holcim US Finance Sarl & Cie SCS (Switzerland), Gtd. Notes, 144A	5.150%	09/12/23	725	764,331
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	310	323,496
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	428	437,630
Masonite International Corp., Gtd. Notes, 144A	5.750%	09/15/26	20	20,400
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/01/24	1,950	1,970,290

				3,516,147

Chemicals — 0.9%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.500%	09/27/26	345	328,024
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,828,562
Cydsa SAB de CV (Mexico), Gtd. Notes, 144A	6.250%	10/04/27	376	359,554
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	725	692,976
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.000%	04/01/21	700	776,251
DowDuPont, Inc., Sr. Unsec’d. Notes	4.493%	11/15/25	3,290	3,504,448
DowDuPont, Inc., Sr. Unsec’d. Notes	5.419%	11/15/48	1,995	2,275,681
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,338,848
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	4,708,497
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	4,535	4,756,498
SABIC Capital II BV (Saudi Arabia), Gtd. Notes, 144A	4.000%	10/10/23	334	340,680
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	120	108,296
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	260	255,867
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.698%	04/24/20	4,285	4,300,257

				34,574,439

Commercial Services — 0.5%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	205	211,919
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,885,263
CommonSpirit Health, Sec’d. Notes	4.350%	11/01/42	280	268,771
Equifax, Inc., Sr. Unsec’d. Notes	3.300%	12/15/22	995	996,629
Equifax, Inc., Sr. Unsec’d. Notes	7.000%	07/01/37	395	450,753
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	754	790,287
Georgetown University (The), Series A, Unsec’d. Notes	5.215%	10/01/2118	910	1,027,449
Georgetown University (The), Series B, Unsec’d. Notes	4.315%	04/01/49	850	929,696
Herc Rentals, Inc., Sec’d. Notes, 144A(a)	7.500%	06/01/22	1,133	1,179,736
Herc Rentals, Inc., Sec’d. Notes, 144A(a)	7.750%	06/01/24	969	1,028,351
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	561	560,299
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	321	320,962
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500%	10/01/20	20	19,975
Pepperdine University, Unsec’d. Notes	3.948%	12/01/57	345	354,348

A363

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500%	03/16/23	1,395	$1,413,385
S&P Global, Inc., Gtd. Notes	4.000%	06/15/25	170	178,888
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	330	335,000
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	320	324,895
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	1,635	1,717,764
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	467	455,194
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	68	63,856
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	676,439

				17,189,859

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	940	952,808
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	397	377,710
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	2,332	2,355,391
Apple, Inc., Sr. Unsec’d. Notes	4.500%	02/23/36	345	386,784
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	75	76,406
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125%	06/15/24	64	67,863
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	641	657,640
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.900%	10/01/26	1,550	1,573,266
Dell, Inc., Sr. Unsec’d. Notes	5.875%	06/15/19	132	132,528
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20	728	727,548
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	50	49,623
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%	10/15/20	3,630	3,661,659
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%	10/15/35	3,740	3,956,474
IBM Credit LLC, Sr. Unsec’d. Notes	3.450%	11/30/20	845	855,039
International Business Machines Corp., Sr. Unsec’d. Notes	2.900%	11/01/21	340	341,567
Seagate HDD Cayman, Gtd. Notes	4.250%	03/01/22	420	421,146

				16,593,452

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	7,896	7,902,475
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%	05/15/21	610	623,186
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%	10/30/20	1,665	1,704,126
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	3,580	3,794,799
American Express Co., Sr. Unsec’d. Notes	2.500%	08/01/22	965	953,722
American Express Co., Sr. Unsec’d. Notes	3.700%	08/03/23	780	799,316
American Express Co., Sr. Unsec’d. Notes	4.200%	11/06/25	1,250	1,321,858
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,833	1,830,100
Blackstone CQP Holdco LP, Sr. Sec’d. Notes, 144A	6.000%	08/18/21	4	3,979
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%	10/30/20	1,196	1,189,152
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%	04/30/21	345	349,187
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	03/09/27	385	378,707
Capital One Financial Corp., Sr. Unsec’d. Notes	3.900%	01/29/24	2,110	2,157,066
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.200%	03/02/27	770	774,451
CME Group, Inc., Sr. Unsec’d. Notes	3.750%	06/15/28	550	578,448

A364

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Credivalores-Crediservicios SAS (Colombia), Sr. Unsec’d. Notes, 144A	9.750%		07/27/22	370	$354,275
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	241	240,864
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	1,375	1,271,169
Intercontinental Exchange, Inc., Gtd. Notes	3.750%		12/01/25	535	555,952
Intercontinental Exchange, Inc., Gtd. Notes	4.000%		10/15/23	985	1,033,960
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.750%		09/21/28	790	819,681
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,560,000
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750	%(ff)	04/30/43	3,730	3,593,109
Nuveen LLC, Gtd. Notes, 144A	4.000%		11/01/28	580	618,719
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	135	135,473
Springleaf Finance Corp., Gtd. Notes	6.125%		03/15/24	5,445	5,567,404
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	505,328
Synchrony Financial, Sr. Unsec’d. Notes	4.375%		03/19/24	300	303,868
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	48.812	%(c)	04/11/22	592	216,080
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25	770	781,699
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	407	443,586
Visa, Inc., Sr. Unsec’d. Notes	4.300%		12/14/45	370	408,287

					45,770,026

Electric — 1.8%
Acwa Power Management And Investments One Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%		12/15/39	6,025	6,070,188
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950%		06/01/28	1,550	1,614,829
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250%		09/15/48	800	848,867
Alabama Power Co., Sr. Unsec’d. Notes	4.150%		08/15/44	110	113,943
Alabama Power Co., Series A, Sr. Unsec’d. Notes	4.300%		07/15/48	1,110	1,176,760
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%		06/15/23	295	300,854
Ameren Illinois Co., First Mortgage(a)	3.800%		05/15/28	620	651,396
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		08/15/46	370	347,630
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%		08/15/47	405	391,196
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	4.250%		09/15/48	585	614,778
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.250%		04/15/28	235	233,389
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	5.150%		11/15/43	260	300,532
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.550%		08/01/42	350	338,175
Cometa Energia SA de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%		04/24/35	6,080	5,943,122
Consumers Energy Co., First Mortgage	4.050%		05/15/48	220	232,686
DTE Electric Co., Series A, General Ref. Mortgage	4.050%		05/15/48	985	1,026,718
DTE Energy Co., Series D, Sr. Unsec’d. Notes	3.700%		08/01/23	510	522,101
Duke Energy Carolinas LLC, First Mortgage	3.700%		12/01/47	405	395,112
Duke Energy Carolinas LLC, First Mortgage	3.950%		11/15/28	145	154,391
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	1,050	1,079,912
Duke Energy Florida LLC, First Mortgage	3.800%		07/15/28	2,360	2,463,778
Duke Energy Progress LLC, First Mortgage	3.000%		09/15/21	300	302,291

A365

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Progress LLC, First Mortgage	3.250%	08/15/25	655	$669,545
Duke Energy Progress LLC, First Mortgage(a)	3.700%	09/01/28	1,650	1,721,123
Duke Energy Progress LLC, First Mortgage	4.200%	08/15/45	150	156,815
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	1,209	1,206,627
Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	1,241	1,229,748
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	835	822,467
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,425,199
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	10	9,609
Entergy Louisiana LLC, Collateral Trust	4.200%	09/01/48	820	852,722
Entergy Louisiana LLC, Collateral Trust	4.200%	04/01/50	75	78,415
Entergy Louisiana LLC, First Mortgage	5.400%	11/01/24	250	280,994
Eskom Holdings SOC Ltd. (South Africa), Sr.
Unsec’d. Notes, 144A	5.750%	01/26/21	330	325,278
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125%	02/11/25	397	392,059
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, MTN, 144A	6.750%	08/06/23	397	391,554
Eversource Energy, Series L, Sr. Unsec’d. Notes	2.900%	10/01/24	1,380	1,369,294
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	325,183
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	995	1,025,348
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	310,037
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	2,130	2,220,171
Florida Power & Light Co., First Mortgage	3.950%	03/01/48	863	894,681
Florida Power & Light Co., First Mortgage	4.125%	06/01/48	745	796,265
Generacion Mediterranea SA/Generacion Frias
SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%	07/27/23	311	264,350
Infraestructura Energetica Nova SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/14/48	3,390	2,902,687
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A(a)	5.875%	11/09/27	400	390,504
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%	11/15/22	920	903,389
Kansas City Power & Light Co., Sr. Sec’d. Notes	4.200%	03/15/48	780	809,962
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	163	177,900
Mid-Atlantic Interstate Transmission LLC, Sr. Unsec’d. Notes, 144A	4.100%	05/15/28	325	333,323
Northern States Power Co., First Mortgage	3.400%	08/15/42	255	242,212
Northern States Power Co., First Mortgage	4.000%	08/15/45	610	626,955
Northern States Power Co., First Mortgage	4.200%	09/01/48	360	369,157
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	25	25,813
Ohio Power Co., Series G, Sr. Unsec’d. Notes	6.600%	02/15/33	585	753,153
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.550%	12/01/41	550	610,348
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A(a)	5.625%	04/28/27	318	312,530
PacifiCorp, First Mortgage	4.125%	01/15/49	1,175	1,214,464
PacifiCorp, First Mortgage	6.000%	01/15/39	759	959,894
Public Service Electric & Gas Co., First Mortgage, MTN	3.650%	09/01/28	1,010	1,043,037
Southwestern Electric Power Co., Series M, Sr. Unsec’d. Notes	4.100%	09/15/28	515	535,465
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000%	03/01/27	356	344,739
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	718	694,851
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%	06/01/25	592	520,960

A366

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Tampa Electric Co., Sr. Unsec’d. Notes	2.600%	09/15/22	450	$446,857
Tampa Electric Co., Sr. Unsec’d. Notes	4.300%	06/15/48	145	145,669
Tampa Electric Co., Sr. Unsec’d. Notes	4.450%	06/15/49	555	572,835
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,920	1,962,467
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	3,088,336
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	369,724
Union Electric Co., First Mortgage	3.500%	03/15/29	675	691,752
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	780	772,914
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	535	567,762
Virginia Electric & Power Co., Series A, Sr. Unsec’d. Notes	3.500%	03/15/27	1,455	1,481,530
Virginia Electric & Power Co., Series B, Sr. Unsec’d. Notes	4.200%	05/15/45	525	537,453
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	2.750%	03/15/23	940	938,060
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	4.000%	11/15/46	500	501,709
Vistra Energy Corp., Gtd. Notes	5.875%	06/01/23	53	54,193
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	1,775	1,841,563
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	50	52,876
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%	06/15/21	220	222,599

				69,909,774

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,455,789
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,427,373

				3,883,162

Electronics — 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.350%	06/01/29	310	327,710
Honeywell International, Inc., Sr. Unsec’d. Notes	3.812%	11/21/47	290	294,523
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.125%	08/15/27	380	366,652
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.450%	08/01/24	175	177,297

				1,166,182

Engineering & Construction — 0.1%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	204,749
Great Lakes Dredge & Dock Corp., Gtd. Notes	8.000%	05/15/22	344	360,340
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%	07/31/47	2,693	2,477,560
Weekley Homes LLC/Weekley Finance Corp., Sr. Unsec’d. Notes	6.000%	02/01/23	379	364,788

				3,407,437

Entertainment — 0.1%
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	56	58,599
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22	667	692,846
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	1,455	1,528,987

				2,280,432

A367

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Environmental Control — 0.1%
Republic Services, Inc., Sr. Unsec’d. Notes	2.900%	07/01/26	506	$495,194
Republic Services, Inc., Sr. Unsec’d. Notes	3.950%	05/15/28	925	969,638
Republic Services, Inc., Sr. Unsec’d. Notes	4.750%	05/15/23	1,018	1,085,212
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25	170	171,116
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	550	551,116

				3,272,276

Foods — 0.1%
Campbell Soup Co., Sr. Unsec’d. Notes	8.875%	05/01/21	390	430,933
Conagra Brands, Inc., Sr. Unsec’d. Notes	3.800%	10/22/21	270	275,059
General Mills, Inc., Sr. Unsec’d. Notes	3.200%	04/16/21	510	514,422
General Mills, Inc., Sr. Unsec’d. Notes	4.000%	04/17/25	555	574,278
Kroger Co. (The), Sr. Unsec’d. Notes(a)	2.650%	10/15/26	1,415	1,302,341
Marfrig Holdings Europe BV (Brazil), Gtd. Notes, 144A	8.000%	06/08/23	326	336,188
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	1,015	1,045,216
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	1,030	1,012,611
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.900%	09/28/23	70	72,112
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100%	09/28/48	65	66,155

				5,629,315

Forest Products & Paper — 0.2%
Eldorado Intl. Finance GmbH (Brazil), Gtd. Notes, 144A(a)	8.625%	06/16/21	356	371,223
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20	585	608,113
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	489	599,623
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.750%	11/15/29	220	298,907
Georgia-Pacific LLC, Series 144A, Sr. Unsec’d. Notes, 144A	3.734%	07/15/23	671	688,480
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	680	758,756
Klabin Finance SA (Brazil), Gtd. Notes, 144A(a)	4.875%	09/19/27	649	629,530
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	3,570	3,804,191
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	6.000%	01/15/29	560	596,518

				8,355,341

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	393,519
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	03/15/49	240	248,422
NiSource, Inc., Sr. Unsec’d. Notes	2.650%	11/17/22	155	152,618
NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27	1,285	1,280,648

				2,075,207

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	3,566	3,706,937
Baxter International, Inc., Sr. Unsec’d. Notes	1.700%	08/15/21	90	87,600
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	700	699,034
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,598	1,592,841
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,165	2,154,894
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.300%	03/01/23	905	896,003
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	184,720
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	930	959,006
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	2,665	2,909,723
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26	1,362	1,313,946
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000%	04/15/23	460	460,087
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.150%	01/15/23	180	181,265

A368

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150%	02/01/24	790	$825,568
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21	2,270	2,343,945

				18,315,569

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	50	44,800
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	533	504,331
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	383,413
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	286	334,798
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	240	242,999
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28	525	540,217
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	415,037
CHRISTUS Health, Series C, Sr. Sec’d. Notes	4.341%	07/01/28	1,577	1,685,526
Cigna Holding Co., Gtd. Notes	3.250%	04/15/25	1,536	1,522,449
Dignity Health, Sec’d. Notes	2.637%	11/01/19	433	432,789
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	158	158,811
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	55	56,484
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	517	541,753
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	737	781,362
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	2,032	2,181,919
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	173	185,364
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,610	2,799,982
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	3,244	3,338,283
Kaiser Foundation Hospitals, Gtd. Notes	3.500%	04/01/22	476	489,076
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	142	150,522
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	843,190
Mercy Health, Sr. Sec’d. Notes	4.302%	07/01/28	221	237,718
Montefiore Obligated Group, Series 18-C, Unsec’d. Notes	5.246%	11/01/48	613	640,480
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	326	408,715
PeaceHealth Obligated Group, Sr. Unsec’d. Notes	4.787%	11/15/48	182	207,614
Providence St. Joseph Health Obligated Group, Series A, Unsec’d. Notes	3.930%	10/01/48	514	515,657
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	395,788
SSM Health Care Corp., Sr. Unsec’d. Notes	3.688%	06/01/23	593	608,356
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	593	618,679
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	36	36,540
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	2,187	2,266,279
Toledo Hospital (The), Sr. Sec’d. Notes(a)	5.750%	11/15/38	1,032	1,135,213
Trinity Health Corp., Sec’d. Notes	4.125%	12/01/45	487	491,161
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	365	364,544
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.700%	12/15/25	785	816,773
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	3,080	3,214,990
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	10/15/47	500	485,568
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.450%	12/15/48	250	271,120
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	197,299
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	564	617,407
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,282,144

				35,445,150

Holding Companies-Diversified — 0.1%
Arrow Bidco LLC, Sr. Sec’d. Notes, 144A	9.500%	03/15/24	370	366,763

A369

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Holding Companies-Diversified (cont’d.)
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%		10/03/26	2,365	$2,240,833
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%		07/07/27	603	581,895
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	6.500%		03/11/25	397	383,121
					3,572,612

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%		08/01/25	176	160,159
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%		02/15/21	967	968,209
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875%		04/01/27	586	597,719
Beazer Homes USA, Inc., Gtd. Notes	8.750%		03/15/22	657	687,221
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	596	595,999
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	76	76,379
Century Communities, Inc., Gtd. Notes	6.875%		05/15/22	171	173,993
KB Home, Gtd. Notes	7.625%		05/15/23	303	329,891
KB Home, Gtd. Notes	8.000%		03/15/20	27	28,121
Lennar Corp., Gtd. Notes	2.950%		11/29/20	3	2,981
Lennar Corp., Gtd. Notes	4.500%		06/15/19	250	250,000
Lennar Corp., Gtd. Notes	4.500%		11/15/19	196	196,245
Lennar Corp., Gtd. Notes	4.750%		04/01/21	77	78,444
Lennar Corp., Gtd. Notes	5.250%		06/01/26	10	10,288
Lennar Corp., Gtd. Notes	5.875%		11/15/24	692	734,385
Lennar Corp., Gtd. Notes	8.375%		01/15/21	61	65,880
LGI Homes, Inc., Gtd. Notes, 144A	6.875%		07/15/26	100	99,750
PulteGroup, Inc., Gtd. Notes	4.250%		03/01/21	28	28,315
PulteGroup, Inc., Gtd. Notes	5.000%		01/15/27	34	33,745
PulteGroup, Inc., Gtd. Notes	6.000%		02/15/35	9	8,629
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%		04/01/23	10	9,850
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%		04/15/21	375	374,644
Toll Brothers Finance Corp., Gtd. Notes	4.375%		04/15/23	500	500,625
TRI Pointe Group, Inc., Gtd. Notes	5.250%		06/01/27	41	37,720
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375%		06/15/19	168	168,210

					6,217,402

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes(a)	4.750%		02/26/29	2,140	2,195,445

Household Products/Wares — 0.0%
Controladora Mabe SA de CV (Mexico), Gtd. Notes, 144A	5.600%		10/23/28	264	267,960

Insurance — 0.4%
Ambac Assurance Corp., Sub. Notes, 144A	5.100%		06/07/20	42	58,395
Ambac LSNI LLC (Cayman Islands), Sr. Sec’d. Notes, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%), 144A	7.592	%(c)	02/12/23	351	353,711

A370

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Aon Corp., Gtd. Notes	4.500%	12/15/28	1,670	$1,762,558
Aon PLC, Gtd. Notes	4.750%	05/15/45	284	294,835
Ardonagh Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.625%	07/15/23	3,465	2,962,575
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes	3.900%	04/20/23	270	276,603
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes	5.000%	04/20/48	240	234,738
Berkshire Hathaway Finance Corp., Gtd. Notes	4.250%	01/15/49	100	104,671
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	175	174,486
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500%	06/03/24	1,855	1,891,242
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500%	03/10/25	545	558,743
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26	47	48,405
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.875%	03/15/24	1,600	1,659,530
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.050%	10/15/23	425	441,935
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.200%	03/01/48	685	679,485
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%	01/30/47	373	378,031
MetLife, Inc., Sr. Unsec’d. Notes	4.125%	08/13/42	325	327,889
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	480	532,906
Trinity Acquisition PLC, Gtd. Notes	4.400%	03/15/26	185	191,951
Willis North America, Inc., Gtd. Notes	3.600%	05/15/24	2,090	2,103,328

				15,036,017

Internet — 0.2%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	3.600%	11/28/24	875	896,889
Amazon.com, Inc., Sr. Unsec’d. Notes	4.250%	08/22/57	5,850	6,291,170
Baidu, Inc. (China), Sr. Unsec’d. Notes	4.375%	05/14/24	565	585,773
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%	05/01/23	1,576	1,597,670

				9,371,502

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	4.550%	03/11/26	360	367,893
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.250%	08/05/20	30	30,825
Evraz PLC (Russia), Sr. Unsec’d. Notes, 144A	5.250%	04/02/24	311	310,885
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	275	312,112
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	1,638	1,652,333
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	50	50,813
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	25	25,813
Vale Overseas Ltd. (Brazil), Gtd. Notes(v)	4.375%	01/11/22	252	256,914

				3,007,588

Leisure Time — 0.0%
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.250%	11/15/23	50	51,000
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	466	503,979

				554,979

A371

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging — 0.0%
MGM Resorts International, Gtd. Notes	5.250%		03/31/20	25	$25,469

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20	1,897	1,892,276

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%		04/05/22	2,195	2,251,191

Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%		02/15/23	50	50,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%		09/30/22	97	98,819
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%		01/15/24	25	25,656
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	55	56,292
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%		07/23/20	2,485	2,503,065
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.500%		02/01/24	1,430	1,487,358
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	1,626	1,715,719
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	2,914	3,249,148
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	1,160	1,300,364
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%	4.386	%(c)	02/01/24	33	33,000
Comcast Corp., Gtd. Notes	2.350%		01/15/27	150	140,159
Comcast Corp., Gtd. Notes	3.150%		03/01/26	1,890	1,880,426
Comcast Corp., Gtd. Notes	3.200%		07/15/36	2,655	2,414,108
Comcast Corp., Gtd. Notes	3.300%		10/01/20	2,590	2,614,394
Comcast Corp., Gtd. Notes	3.375%		02/15/25	180	183,347
Comcast Corp., Gtd. Notes	3.400%		07/15/46	1,057	936,233
Comcast Corp., Gtd. Notes	3.450%		10/01/21	240	244,733
Comcast Corp., Gtd. Notes(a)	4.150%		10/15/28	785	826,242
Comcast Corp., Gtd. Notes	4.250%		10/15/30	640	679,924
Comcast Corp., Gtd. Notes	4.400%		08/15/35	222	231,800
Comcast Corp., Gtd. Notes	4.950%		10/15/58	570	628,709
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%		08/15/24	2,299	2,288,564
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%		09/15/26	141	137,398
Discovery Communications LLC, Gtd. Notes	3.800%		03/13/24	938	945,618
Discovery Communications LLC, Gtd. Notes	4.375%		06/15/21	850	873,258
Discovery Communications LLC, Gtd. Notes	5.200%		09/20/47	245	238,105
Discovery Communications LLC, Gtd. Notes, 144A	3.950%		06/15/25	95	95,743
DISH DBS Corp., Gtd. Notes	7.875%		09/01/19	53	53,663
Fox Corp., Sr. Unsec’d. Notes, 144A	4.030%		01/25/24	355	368,023
Fox Corp., Sr. Unsec’d. Notes, 144A	4.709%		01/25/29	630	675,482

A372

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%		07/06/27		3,690	$3,787,711
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20		7,359	7,570,939
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%		— (rr	)	2,152	2,184,280
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43		645	668,020
NBCUniversal Media LLC, Gtd. Notes	5.950%		04/01/41		620	762,357
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%		02/15/21		2,100	2,132,797
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%		09/15/42		83	72,544
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%		02/01/20		610	620,109
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%		09/01/41		764	751,259
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%		11/15/40		415	425,333
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%		05/01/37		780	861,690
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%		06/15/39		2,020	2,252,986
Viacom, Inc., Sr. Unsec’d. Notes	6.875%		04/30/36		500	586,678
Warner Media LLC, Gtd. Notes	2.100%		06/01/19		1,131	1,129,441
Warner Media LLC, Gtd. Notes	3.550%		06/01/24		530	534,890
Warner Media LLC, Gtd. Notes	3.600%		07/15/25		482	480,791
Warner Media LLC, Gtd. Notes	4.650%		06/01/44		280	270,226
Warner Media LLC, Gtd. Notes	4.850%		07/15/45		1,130	1,140,575
Warner Media LLC, Gtd. Notes	7.625%		04/15/31		110	144,116

						53,352,967

Metal Fabricate/Hardware — 0.0%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%		06/15/23		71	75,438

Mining — 0.3%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%		09/11/24		1,145	1,134,611
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.000%		09/11/27		335	325,647
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.875%		05/14/25		625	649,634
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42		405	437,959
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.125%		02/24/42		425	446,074
Freeport-McMoRan, Inc., Gtd. Notes	3.550%		03/01/22		5,625	5,561,719
Kaiser Aluminum Corp., Gtd. Notes	5.875%		05/15/24		13	13,358
Largo Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	9.250%		06/01/21		55	57,681
Newmont Mining Corp., Gtd. Notes	3.500%		03/15/22		1,200	1,216,600
Newmont Mining Corp., Gtd. Notes	4.875%		03/15/42		5	5,220
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	5.875%		04/23/45		1,930	2,163,106

						12,011,609

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%		11/02/22		748	745,179
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%		07/15/22		50	50,196
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21		625	646,861
Koppers, Inc., Gtd. Notes, 144A	6.000%		02/15/25		915	894,413

						2,336,649

Oil & Gas — 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.898	%(s)	10/10/36		2,000	887,583

A373

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	200	$224,494
Antero Resources Corp., Gtd. Notes(v)	5.000%		03/01/25	339	333,068
Antero Resources Corp., Gtd. Notes	5.125%		12/01/22	490	492,597
Antero Resources Corp., Gtd. Notes	5.375%		11/01/21	1,166	1,170,373
Antero Resources Corp., Gtd. Notes(a)	5.625%		06/01/23	401	406,514
Apache Corp., Sr. Unsec’d. Notes	2.625%		01/15/23	578	563,358
BP Capital Markets America, Inc., Gtd. Notes	2.750%		05/10/23	1,000	996,025
BP Capital Markets America, Inc., Gtd. Notes	3.017%		01/16/27	560	549,711
BP Capital Markets America, Inc., Gtd. Notes	3.119%		05/04/26	175	174,603
BP Capital Markets America, Inc., Gtd. Notes	3.790%		02/06/24	395	409,920
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.315%		02/13/20	2,755	2,748,621
Bruin E&P Partners LLC, Sr. Unsec’d. Notes, 144A	8.875%		08/01/23	603	577,373
Carrizo Oil & Gas, Inc., Gtd. Notes	6.250%		04/15/23	146	143,628
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375%		01/15/26	52	49,855
Centennial Resource Production LLC, Gtd. Notes, 144A	6.875%		04/01/27	248	250,430
Chaparral Energy, Inc., Sr. Unsec’d. Notes, 144A(a)	8.750%		07/15/23	150	102,750
Chesapeake Energy Corp., Gtd. Notes	6.125%		02/15/21	42	43,260
Chesapeake Energy Corp., Gtd. Notes	6.625%		08/15/20	100	102,625
Chesapeake Energy Corp., Gtd. Notes(a)	7.000%		10/01/24	484	482,790
Chesapeake Energy Corp., Gtd. Notes, 3 Month LIBOR + 3.250%	6.037	%(c)	04/15/19	140	139,860
Cimarex Energy Co., Sr. Unsec’d. Notes	3.900%		05/15/27	1,010	1,006,850
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375%		06/01/24	1,545	1,604,888
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%		04/19/22	2,445	2,496,101
Concho Resources, Inc., Gtd. Notes	3.750%		10/01/27	2,270	2,251,472
Concho Resources, Inc., Gtd. Notes	4.375%		01/15/25	2,415	2,482,456
Continental Resources, Inc., Gtd. Notes	3.800%		06/01/24	700	704,578
Continental Resources, Inc., Gtd. Notes(a)	4.500%		04/15/23	2,684	2,778,427
Continental Resources, Inc., Gtd. Notes	5.000%		09/15/22	1,071	1,078,633
CVR Refining LLC/Coffeyville Finance, Inc., Gtd. Notes	6.500%		11/01/22	50	50,499
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	2,555	2,607,071
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	470	533,308
Diamondback Energy, Inc., Gtd. Notes	4.750%		11/01/24	180	184,014
Diamondback Energy, Inc., Gtd. Notes	5.375%		05/31/25	715	746,281
Dolphin Energy Ltd. LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%		12/15/21	4,320	4,546,799
Energen Corp., Sr. Unsec’d. Notes	4.625%		09/01/21	72	72,630
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%		10/01/24	1,870	1,423,537
Ensco PLC, Sr. Unsec’d. Notes	5.750%		10/01/44	1,430	918,775
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	100	101,979
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%		01/15/26	170	179,975
EQT Corp., Sr. Unsec’d. Notes	8.125%		06/01/19	99	99,825
Frontera Energy Corp. (Colombia), Gtd. Notes, 144A	9.700%		06/25/23	252	263,658
Hess Corp., Sr. Unsec’d. Notes	5.800%		04/01/47	420	437,144
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru), Sr. Unsec’d. Notes, 144A	6.375%		06/01/28	1,425	1,535,438
Marathon Oil Corp., Sr. Unsec’d. Notes	2.700%		06/01/20	1,680	1,672,165
Marathon Oil Corp., Sr. Unsec’d. Notes	2.800%		11/01/22	2,080	2,054,046
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.125%		03/01/21	2,045	2,130,727

A374

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	225	$241,037
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	4.750%	12/15/23	2,235	2,352,546
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	6,805	6,192,550
Nabors Industries, Inc., Gtd. Notes	5.500%	01/15/23	1,240	1,183,580
Newfield Exploration Co., Gtd. Notes	5.375%	01/01/26	340	366,389
Northern Oil and Gas, Inc., Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%	9.500%	05/15/23	265	273,923
Oasis Petroleum, Inc., Gtd. Notes(a)	6.500%	11/01/21	267	263,663
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	950	959,500
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	204	200,242
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.720%	12/01/22	64	61,048
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A, 144A	7.720%	12/01/26	7	1,783
Pacific Drilling SA, Sr. Sec’d. Notes, 144A(a)	8.375%	10/01/23	770	781,689
Pan American Energy LLC (Argentina), Gtd. Notes, 144A(a)	7.875%	05/07/21	2,705	2,745,575
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.250%	08/15/25	79	77,815
Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	6.250%	06/01/24	343	354,576
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	1,110	1,118,103
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115	3,000	2,901,600
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	486	534,770
Petroleos Mexicanos (Mexico), Gtd. Notes	5.350%	02/12/28	890	825,920
Petroleos Mexicanos (Mexico), Gtd. Notes	5.625%	01/23/46	1,307	1,076,968
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	02/04/21	327	339,099
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	03/13/27	6,895	6,943,265
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%	09/21/47	164	150,552
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	995	1,037,089
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	170	174,902
Puma International Financing SA (Singapore), Gtd. Notes, 144A	5.000%	01/24/26	471	407,755
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	725	683,313
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	490	454,475
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	2,145	2,102,100
Resolute Energy Corp., Gtd. Notes	8.500%	05/01/20	1,369	1,369,000
Sable Permian Resources Land LLC, Sr. Sec’d. Notes, 144A	13.000%	11/30/20	216	213,839
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	620	631,401
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	440	429,185
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	150	159,746
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	835	772,375
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	600	554,784
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	725	725,000
Talos Production LLC/Talos Production Finance, Inc., Sec’d. Notes(a)	11.000%	04/03/22	875	920,938
Thaioil Treasury Center Co. Ltd. (Thailand), Gtd. Notes, MTN, 144A	4.875%	01/23/43	7,245	7,554,098

A375

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Transocean Guardian Ltd., Sr. Sec’d. Notes, 144A(a)	5.875%		01/15/24		1,897	$1,925,065
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%		10/06/26		7,040	7,084,000
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%		09/15/26		534	522,451
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%		03/15/25		836	847,849
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%		03/05/25		163	161,954

						103,488,226

Oil & Gas Services — 0.2%
Bristow Group, Inc., Sr. Sec’d. Notes, 144A(v)	8.750%		03/01/23		1,040	748,799
Halliburton Co., Sr. Unsec’d. Notes(a)	3.800%		11/15/25		3,090	3,158,138
Halliburton Co., Sr. Unsec’d. Notes	5.000%		11/15/45		148	157,376
Odebrecht Oil & Gas Finance Ltd. (Brazil), Gtd. Notes, 144A	12.689	%(s)	— (rr	)	37	185
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20		1,073	1,077,521
Transocean Phoenix 2 Ltd., Sr. Sec’d. Notes, 144A	7.750%		10/15/24		1,558	1,639,374
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%		12/01/24		154	157,632
Weatherford International Ltd., Gtd. Notes(a)	5.125%		09/15/20		278	244,640

						7,183,665

Packaging & Containers — 0.1%
Graphic Packaging International LLC, Gtd. Notes	4.750%		04/15/21		17	17,213
Klabin Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%		04/03/29		272	270,545
Klabin Austria GmbH (Brazil), Gtd. Notes, 144A	7.000%		04/03/49		2,829	2,819,098
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A	7.000%		07/15/24		25	25,753

						3,132,609

Pharmaceuticals — 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.300%		05/14/21		785	776,209
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25		1,085	1,087,432
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%		11/06/42		440	406,715
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		1,410	1,379,236
Allergan Finance LLC, Gtd. Notes	3.250%		10/01/22		1,720	1,720,009
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22		2,115	2,134,046
Allergan Funding SCS, Gtd. Notes	3.800%		03/15/25		3,483	3,528,404
Allergan Funding SCS, Gtd. Notes	4.550%		03/15/35		1,050	1,028,329
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22		894	925,290
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(a)	7.000%		03/15/24		268	283,544
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	2.850%		04/15/25		1,000	920,011
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.375%		07/15/24		264	257,256
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.375%		10/08/24		954	932,712
Cigna Corp., Gtd. Notes, 144A	3.200%		09/17/20		4,270	4,293,017
Cigna Corp., Gtd. Notes, 144A	4.800%		08/15/38		1,040	1,068,900
Cigna Corp., Gtd. Notes, 144A	4.900%		12/15/48		1,710	1,764,543
CVS Health Corp., Sr. Unsec’d. Notes	3.700%		03/09/23		2,215	2,250,618
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23		1,285	1,320,428

A376

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp., Sr. Unsec’d. Notes	4.100%		03/25/25	1,685	$1,729,896
CVS Health Corp., Sr. Unsec’d. Notes	4.780%		03/25/38	425	420,874
CVS Health Corp., Sr. Unsec’d. Notes	5.050%		03/25/48	5,195	5,233,468
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	4,390	4,461,509
Eli Lilly & Co., Sr. Unsec’d. Notes	4.150%		03/15/59	275	282,892
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875%		05/15/28	1,415	1,483,695
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%		03/01/26	1,075	1,050,836
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%		03/03/37	30	30,315
Merck & Co., Inc., Sr. Unsec’d. Notes	3.600%		09/15/42	135	131,571
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	5,985	5,959,145
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%		09/23/21	430	424,693
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%		09/23/23	580	572,394
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	1,720	1,663,252
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800%		11/26/20	850	862,329
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400%		11/26/23	1,465	1,537,970
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.000%		11/26/28	1,945	2,108,490
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%		07/19/19	99	98,543
Wyeth LLC, Gtd. Notes	5.950%		04/01/37	945	1,202,349
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	170	198,150

					55,529,070

Pipelines — 2.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	4.250%		12/01/27	3,030	3,044,607
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.200%		12/01/47	700	700,960
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.250%		01/15/25	60	62,284
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%		10/15/19	3,080	3,110,901
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%		05/01/24	33	34,568
Buckeye Partners LP, Sr. Unsec’d. Notes	4.875%		02/01/21	1,920	1,967,145
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%		03/31/25	36	39,150
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	7.000%		06/30/24	100	112,880
Cheniere Energy Partners LP, Sr. Sec’d. Notes	5.250%		10/01/25	25	25,563
DCP Midstream Operating LP, Gtd. Notes	2.700%		04/01/19	345	345,000
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	487	495,605
Enbridge, Inc. (Canada), Gtd. Notes	2.900%		07/15/22	1,235	1,231,402
Enbridge, Inc. (Canada), Gtd. Notes(a)	3.700%		07/15/27	985	982,134
Enbridge, Inc. (Canada), Sub. Notes	5.500	%(ff)	07/15/77	850	803,250
Energy Transfer Operating LP, Gtd. Notes	4.500%		04/15/24	420	437,912
Energy Transfer Operating LP, Gtd. Notes	4.900%		02/01/24	210	221,414
Energy Transfer Operating LP, Gtd. Notes	5.150%		02/01/43	660	631,326
Energy Transfer Operating LP, Gtd. Notes	5.875%		01/15/24	2,490	2,717,978
Energy Transfer Operating LP, Gtd. Notes	6.050%		06/01/41	5,700	6,099,893

A377

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Operating LP, Gtd. Notes	6.125%	12/15/45	325	$353,443
Energy Transfer Operating LP, Gtd. Notes	6.500%	02/01/42	2,355	2,616,081
Energy Transfer Operating LP, Gtd. Notes	7.500%	10/15/20	854	909,224
Energy Transfer Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,635	1,723,571
Energy Transfer Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	2,155	2,303,505
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43	774	777,252
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	580	614,176
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	329,646
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,225	8,592,417
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	03/01/43	380	380,465
Kinder Morgan Energy Partners LP, Gtd. Notes	5.800%	03/15/35	245	269,998
Kinder Morgan Energy Partners LP, Gtd. Notes	6.375%	03/01/41	165	191,526
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	1,260	1,261,256
Kinder Morgan, Inc., Gtd. Notes	3.150%	01/15/23	2,070	2,073,983
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%	03/01/28	1,750	1,807,746
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	1,875	1,917,793
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	145	158,141
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	365,858
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	515	524,556
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,260	2,274,236
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	1,875	2,000,777
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25	620	659,939
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	440,374
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22	639	646,988
Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000%	04/01/27	1,560	1,573,040
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.600%	12/15/19	180	179,366
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650%	06/01/22	150	150,945
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A.	5.625%	04/15/20	1,842	1,881,142
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.000%	03/15/27	734	778,346
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	1,096	1,187,911
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	03/01/25	2,005	2,203,493
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	2,010	2,215,081
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.875%	06/30/26	2,063	2,294,638
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	6.250%	03/15/22	100	108,067
Spectra Energy Partners LP, Gtd. Notes	4.500%	03/15/45	1,095	1,108,782
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	371	362,902
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400%	10/01/47	619	618,248
Sunoco Logistics Partners Operations LP, Gtd. Notes	6.100%	02/15/42	150	160,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	27	27,540
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.500%	07/15/27	104	112,190
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500%	01/15/28	705	688,696
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150%	01/15/48	355	340,619
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.250%	05/15/28	295	307,896

A378

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.875%	01/15/26	1,640	$1,773,384
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	5.850%	03/15/36	231	263,240
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/40	844	997,664
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000%	03/15/28	990	1,010,216
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.450%	08/01/42	500	493,503
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600%	03/15/48	120	122,230
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	509	636,407
Transportadora de Gas Internacional SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.550%	11/01/28	2,948	3,187,525
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000%	07/01/22	3,150	3,194,692
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650%	07/01/26	418	423,423
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	680	692,263
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	06/15/27	1,275	1,265,769
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.125%	11/15/20	940	954,911
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	610	643,911
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	230	252,982
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	785	867,538
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	465	584,056

				89,920,309

Real Estate — 0.0%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	557	533,327
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	9.375%	04/01/27	68	69,615

				602,942

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	3.000%	06/15/23	2,680	2,670,867
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	750,171
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	210,855
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	137,761
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	216,315
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	3.849%	04/15/23	480	491,449
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,463,635
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	1,990	1,974,790
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	408,345
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	04/01/23	25	25,438
Equinix, Inc., Sr. Unsec’d. Notes, REIT	5.375%	01/01/22	103	105,704
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	50	49,667
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	87	88,245

A379

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,289	$1,313,491
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%	06/01/25	906	949,035
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	25	26,317
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	67	70,008
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.750%	06/01/28	50	53,685
Iron Mountain, Inc., Gtd. Notes	6.000%	08/15/23	28	28,735
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%	06/01/21	50	50,250
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	3,530	3,591,775
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	678	705,120
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	480	502,820

				15,884,478

Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	4.625%	01/15/22	335	336,578
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A.	3.875%	10/06/26	6,525	6,223,219
GameStop Corp., Gtd. Notes, 144A	5.500%	10/01/19	3,425	3,425,000
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	250	229,594
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.900%	12/06/28	155	164,705
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	640	805,310
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	820	803,636
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.625%	05/01/43	185	167,546
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	860	887,802
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	02/15/42	375	342,976
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	430	438,297
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	695	744,903
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	520	562,471
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,284,881
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,250,636
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	2,710	2,652,149
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44	67	64,212
Walmart, Inc., Sr. Unsec’d. Notes	3.550%	06/26/25	775	804,403
Walmart, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	365	379,010

				22,567,328

Semiconductors — 1.3%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	1,075	1,065,093
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	715	708,905
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	181,215
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	359	401,089
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	895	903,870
Applied Materials, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	395	415,541
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	4.350%	04/01/47	1,290	1,354,670
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	750	851,500
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.200%	01/15/21	800	787,455
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	3,440	3,421,597

A380

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	4,830	$4,806,634
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	04/15/21	5,442	5,435,578
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	10/15/22	1,630	1,622,551
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.625%	10/15/24	3,020	2,996,384
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	4.250%	04/15/26	760	759,999
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	4.750%	04/15/29	760	759,999
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,458,698
KLA-Tencor Corp., Sr. Unsec’d. Notes	4.100%	03/15/29	1,750	1,781,055
KLA-Tencor Corp., Sr. Unsec’d. Notes	5.000%	03/15/49	865	915,575
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	770,323
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	410	410,059
Lam Research Corp., Sr. Unsec’d. Notes	3.750%	03/15/26	845	860,300
Lam Research Corp., Sr. Unsec’d. Notes	4.875%	03/15/49	1,005	1,055,863
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	4.333%	06/01/23	1,690	1,724,274
NVIDIA Corp., Sr. Unsec’d. Notes	3.200%	09/16/26	1,815	1,807,549
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	3,332	3,379,081
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	1,500	1,518,915
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	1,830	1,865,136
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625%	06/15/22	400	413,840
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23	1,115	1,157,927
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.875%	03/01/24	20	21,116
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900%	05/20/24	1,220	1,199,260
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.450%	05/20/25	1,250	1,259,194
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.650%	05/20/35	1,415	1,458,057
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	504	511,661
Texas Instruments, Inc., Sr. Unsec’d. Notes	2.250%	05/01/23	340	335,368
Texas Instruments, Inc., Sr. Unsec’d. Notes	4.150%	05/15/48	365	391,740

				50,767,071

Software — 0.6%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	1,815	1,756,345
CDK Global, Inc., Sr. Unsec’d. Notes	3.800%	10/15/19	400	399,999
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	2,220	2,126,871
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	74	74,778
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	25	23,645
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.750%	05/15/48	870	863,454
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	270	277,032
Fiserv, Inc., Sr. Unsec’d. Notes	4.200%	10/01/28	1,380	1,421,484
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	2,395	2,418,315
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	845	856,441
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	2,580	2,632,673
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	145	144,210
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	890	860,950
Oracle Corp., Sr. Unsec’d. Notes	3.250%	11/15/27	144	144,804
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	670	685,160

A381

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes	3.850%		07/15/36	225	$225,626
Oracle Corp., Sr. Unsec’d. Notes	3.900%		05/15/35	727	743,205
Oracle Corp., Sr. Unsec’d. Notes	4.000%		07/15/46	795	799,079
Oracle Corp., Sr. Unsec’d. Notes	4.125%		05/15/45	585	596,760
Relx Capital, Inc., Sr. Unsec’d. Notes	4.000%		03/18/29	760	775,454
VMware, Inc., Sr. Unsec’d. Notes	2.300%		08/21/20	4,134	4,095,735

					21,922,020

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	380	376,016
AT&T, Inc., Sr. Unsec’d. Notes	4.125%		02/17/26	240	245,333
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.300%		02/15/30	4,670	4,723,603
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	2,385	2,188,363
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%		03/09/48	1,581	1,483,440
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	405	395,760
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		02/15/50	1,180	1,205,448
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	1,910	2,001,135
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.450%		03/01/47	1,855	1,981,795
AT&T, Inc., Sr. Unsec’d. Notes	5.700%		03/01/57	1,620	1,754,969
AT&T, Inc., Sr. Unsec’d. Notes	6.000%		08/15/40	1,120	1,258,521
AT&T, Inc., Sr. Unsec’d. Notes, 144A	3.343	%(s)	11/27/22	3,000	2,679,371
Axtel SAB de CV (Mexico), Gtd. Notes, 144A(a)	6.375%		11/14/24	560	559,831
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%		06/10/25	1,935	1,902,252
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875%		09/15/27	572	573,429
Cisco Systems, Inc., Sr. Unsec’d. Notes(a)	2.950%		02/28/26	375	376,048
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%		09/27/22	1,434	1,461,245
Corning, Inc., Sr. Unsec’d. Notes	3.700%		11/15/23	135	136,721
Corning, Inc., Sr. Unsec’d. Notes	4.375%		11/15/57	1,020	945,918
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	4.375%		06/21/28	630	656,355
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/22	147	49,137
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23	200	128,000
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36	2,880	2,804,399
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A	9.500%		02/15/23	111	98,268
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%		02/15/24	25	26,063
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20	820	823,187
Level 3 Financing, Inc., Gtd. Notes	5.375%		08/15/22	822	826,110
Level 3 Financing, Inc., Gtd. Notes	5.625%		02/01/23	97	98,091
Level 3 Financing, Inc., Gtd. Notes	6.125%		01/15/21	80	80,616
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	6.625%		10/15/26	1,185	1,244,250
Oi SA (Brazil), Gtd. Notes, Cash coupon 10.000% or PIK 4.000%	10.000%		07/27/25	373	392,956
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23	3,775	3,746,688
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.875%		01/31/28	900	899,249
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19	108	108,270
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%		03/01/20	170	174,463
Sprint Corp., Gtd. Notes	7.125%		06/15/24	25	25,375
Sprint Corp., Gtd. Notes	7.875%		09/15/23	50	52,375

A382

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		03/20/23	3,067	$3,065,955
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%		09/20/29	3,895	3,938,819
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%		06/18/19	91	91,600
Telefonica Emisiones SA (Spain), Gtd. Notes	4.665%		03/06/38	1,115	1,064,220
Telefonica Emisiones SA (Spain), Gtd. Notes	5.462%		02/16/21	7,554	7,893,938
Telus Corp. (Canada), Sr. Unsec’d. Notes	4.600%		11/16/48	130	136,868
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		03/16/27	7,195	7,534,703
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		08/15/46	570	552,303
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.272%		01/15/36	3,620	3,661,433
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.329%		09/21/28	993	1,050,134
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33	1,975	2,087,563
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	3.213	%(c)	05/22/20	3,595	3,610,117
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/16/24	3,263	3,290,388
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.125%		05/30/25	705	718,475
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%		05/30/48	725	718,748
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.150%		02/27/37	1,000	1,109,046

					79,007,360

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%		04/01/25	100	100,829
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45	601	627,288
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		12/15/48	295	310,395
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45	95	106,051
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.150%		05/01/37	419	536,135
CSX Corp., Sr. Unsec’d. Notes	4.250%		03/15/29	170	180,501
CSX Corp., Sr. Unsec’d. Notes	4.250%		11/01/66	507	471,242
CSX Corp., Sr. Unsec’d. Notes	4.750%		11/15/48	220	238,074
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	145	177,413
FedEx Corp., Gtd. Notes	3.400%		01/14/22	545	552,279
FedEx Corp., Gtd. Notes	3.875%		08/01/42	2,120	1,865,570
FedEx Corp., Gtd. Notes	3.900%		02/01/35	1,121	1,050,568
FedEx Corp., Gtd. Notes	4.100%		04/15/43	340	308,814
FedEx Corp., Gtd. Notes	4.100%		02/01/45	285	257,129
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.900%		06/15/26	1,140	1,116,334
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.650%		08/01/25	695	716,071
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.050%		08/15/52	463	449,253
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%		06/15/45	165	171,517

A383

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Rumo Luxembourg Sarl (Brazil), Sr. Unsec’d. Notes, 144A	5.875%		01/18/25	397	$400,970
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%		06/09/23	75	76,787
Union Pacific Corp., Sr. Unsec’d. Notes	2.750%		03/01/26	1,346	1,311,665
Union Pacific Corp., Sr. Unsec’d. Notes	3.150%		03/01/24	275	279,084
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%		02/01/35	196	183,622
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%		09/15/37	1,490	1,425,059
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%		10/01/51	130	121,981
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	831	765,748
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22	20	20,375

					13,820,754

Trucking & Leasing — 0.1%
GATX Corp., Sr. Unsec’d. Notes	2.600%		03/30/20	821	818,444
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%		11/15/26	1,785	1,708,311

					2,526,755

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC (United Kingdom), Jr. Sub. Notes	7.000	%(ff)	04/04/79	680	690,024

TOTAL CORPORATE BONDS (cost $1,311,035,086)					1,324,592,092

MUNICIPAL BONDS — 2.7%

Arizona — 0.1%
Arizona Health Facilities Authority, Revenue
Bonds, 3 Month LIBOR + 0.810%	2.684	%(c)	01/01/37	360	345,118
Arizona State University, Revenue Bonds	5.000%		07/01/43	190	221,767
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		01/01/36	300	361,587
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		12/01/45	1,060	1,205,390

					2,133,862

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40	820	1,140,194
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50	1,535	2,347,967
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33	290	343,508
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/47	280	315,571
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%		11/21/45	260	274,230
City of Riverside CA Electric Revenue, Revenue Bonds, BABs	7.605%		10/01/40	300	453,852
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34	165	215,297
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42	1,015	1,462,453
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%		07/01/50	225	337,156
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34	1,150	1,413,683

A384

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41	730	$993,822
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds	5.000%		05/15/47	260	295,071
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%		05/15/49	740	1,024,426
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds	2.290	%(cc)	12/01/35	310	303,496
San Diego County Regional Airport Authority, Revenue Bonds	5.000%		07/01/47	270	312,998
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%		05/15/39	275	321,241
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%		05/01/46	560	632,313
San Jose Redevelopment Agency Successor Agency, Series A-T, Taxable, Refunding	2.958%		08/01/24	695	700,407
State of California, General Obligation Unlimited	4.600%		04/01/38	2,115	2,253,236
State of California, General Obligation Unlimited	5.000%		10/01/25	610	732,365
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	495	716,280
State of California, General Obligation Unlimited, BABs	7.350%		11/01/39	180	261,997
State of California, General Obligation Unlimited, BABs	7.500%		04/01/34	1,515	2,187,130
State of California, General Obligation Unlimited, BABs	7.550%		04/01/39	305	463,210
University of California, Revenue Bonds	3.063%		07/01/25	390	396,872
University of California, Revenue Bonds	4.601%		05/15/31	385	429,672
University of California, Revenue Bonds	4.767%		05/15/2115	152	167,135

					20,495,582

Colorado — 0.1%
City & County of Denver Co., Revenue Bonds	5.000%		08/01/44	480	551,587
City & County of Denver Co., Revenue Bonds	5.000%		08/01/48	350	401,268
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%		08/01/41	580	673,147
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%		08/01/46	670	773,863
Colorado Health Facilities Authority, Revenue Bonds	5.250%		02/01/31	190	200,076
Weld County School District No. RE-4, General Obligation Unlimited	5.250%		12/01/41	330	389,420

					2,989,361

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%		07/01/45	560	624,299
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%		07/01/45	380	411,456
State of Connecticut, General Obligation Unlimited	3.310%		01/15/26	845	849,174

					1,884,929

A385

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

District of Columbia — 0.0%
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/32	520	$605,452
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	429,988
Washington Metropolitan Area Transit Authority, Revenue Bonds	5.000%	07/01/36	180	213,037

				1,248,477

Florida — 0.2%
Canaveral Port Authority, Revenue Bonds	5.000%	06/01/45	320	359,702
Canaveral Port Authority, Revenue Bonds	5.000%	06/01/48	320	368,307
City of Tampa FL, Revenue Bonds	5.000%	11/15/46	2,910	3,295,982
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.354%	10/01/29	115	114,669
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.454%	10/01/30	205	203,928
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.504%	10/01/31	195	194,647
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	488,653
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/40	280	321,283
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	4.062%	10/01/31	280	294,426
Putnam County Development Authority, Revenue Bonds	5.000%	03/15/42	500	573,985
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	243,802

				6,459,384

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/40	150	170,921
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/41	260	306,244
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	4.000%	07/01/25	240	272,249
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/45	230	266,032
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	410,771

				1,426,217

Idaho — 0.0%
Idaho Health Facilities Authority, Revenue Bonds	5.000%	12/01/47	200	228,546

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds	4.472%	01/01/49	495	543,758
State of Illinois, General Obligation Unlimited	5.000%	05/01/20	230	236,537
State of Illinois, General Obligation Unlimited	5.000%	11/01/22	120	129,376
State of Illinois, General Obligation Unlimited	5.000%	11/01/24	720	787,392
State of Illinois, General Obligation Unlimited	5.000%	12/01/24	140	153,244
State of Illinois, General Obligation Unlimited	5.000%	11/01/25	1,940	2,138,772
State of Illinois, General Obligation Unlimited	5.000%	11/01/26	790	871,891

A386

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	$2,019,284

				6,880,254

Indiana — 0.1%
Indiana Finance Authority, Revenue Bonds	5.000%	10/01/45	540	606,101
Indiana Finance Authority, Revenue Bonds	5.000%	10/01/46	1,605	1,822,494
Indiana Housing & Community Development Authority, Revenue Bonds	3.800%	07/01/38	150	154,601

				2,583,196

Kentucky — 0.0%
Kentucky Turnpike Authority, Revenue Bonds	5.000%	07/01/20	230	239,409
Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds	5.000%	05/15/25	320	378,752

				618,161

Louisiana — 0.0%
Louisiana Public Facilities Authority, Revenue Bonds	5.000%	07/01/48	210	238,115
New Orleans Aviation Board, Revenue Bonds	5.000%	01/01/40	310	340,836

				578,951

Maryland — 0.0%
Maryland Stadium Authority, Revenue Bonds	5.000%	05/01/41	260	296,421

Massachusetts — 0.1%
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/39	190	223,345
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/40	200	234,552
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/43	380	431,353
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	327,079
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/48	380	429,294
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/53	410	459,196
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	270,028
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/39	155	161,918
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/48	185	194,890
Massachusetts Housing Finance Agency, Revenue Bonds	4.600%	12/01/44	160	167,264
Massachusetts Port Authority, Revenue Bonds	5.000%	07/01/43	260	294,858
Massachusetts Water Resources Authority, Revenue Bonds	5.000%	08/01/40	150	174,147

				3,367,924

Michigan — 0.0%
Great Lakes Water Authority Water Supply
System Revenue, Revenue Bonds	5.250%	07/01/33	300	356,097
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	212,848

A387

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Michigan (cont’d.)
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	$284,944

				853,889

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	394,754

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.086%	09/15/51	850	759,458
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.651%	01/15/46	185	186,719
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	245,916
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/42	410	479,360
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/47	370	431,431

				2,102,884

Nebraska — 0.0%
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/35	210	239,528

Nevada — 0.0%
Las Vegas Valley Water District, General Obligation Ltd.	5.000%	06/01/46	170	194,290

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	262,720
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	796,071

				1,058,791

New York — 0.4%
City of New York, General Obligation Unlimited	3.760%	12/01/27	440	459,092
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	671,940
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/45	150	166,850
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	411,802
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	290	395,488
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	220	300,747
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	978,071
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.550%	05/01/25	830	862,951
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.600%	02/01/25	1,410	1,443,741
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.900%	08/01/31	830	865,732

A388

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	$256,078
New York City Water & Sewer System, Revenue Bonds, BABs	5.440%	06/15/43	285	367,693
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	457,059
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	238,915
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	622,096
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/36	370	438,184
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/37	220	259,578
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/38	200	235,284
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/40	240	280,853
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	519,651
New York State Urban Development Corp., Revenue Bonds	3.120%	03/15/25	575	586,655
New York State Urban Development Corp., Revenue Bonds	3.320%	03/15/29	750	754,718
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	190	205,658
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,480	1,614,103
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	775	868,256
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	570	694,950
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	11/15/47	170	195,274
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	455	588,793
TSASC, Inc., Revenue Bonds	5.000%	06/01/41	340	366,806

				16,107,018

North Carolina — 0.1%
County of Wake NC, General Obligation Unlimited	5.000%	03/01/20	310	319,864
County of Wake NC, General Obligation Unlimited	5.000%	03/01/21	440	469,027
County of Wake NC, General Obligation Unlimited	5.000%	03/01/22	440	483,318
County of Wake NC, General Obligation Unlimited	5.000%	03/01/23	450	508,689
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	535,340
North Carolina Turnpike Authority, Revenue Bonds	5.000%	01/01/35	220	261,048

				2,577,286

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	276,057

A389

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%	02/15/41	240	$361,819
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,250	1,218,825
JobsOhio Beverage System, Revenue Bonds	3.985%	01/01/29	780	826,176
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.000%	02/15/48	310	337,432
State of Ohio, General Obligation Unlimited	5.000%	05/01/36	580	662,308
State of Ohio, General Obligation Unlimited	5.000%	05/01/37	440	501,569

				4,184,186

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd	4.759%	06/30/28	1,005	1,096,596
Oregon School Boards Assoc., General Obligation Ltd	5.490%	06/30/23	460	515,591
University of Oregon, Revenue Bonds	5.000%	04/01/46	220	250,666

				1,862,853

Pennsylvania — 0.1%
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/47	290	326,195
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/50	270	302,808
Commonwealth Financing Authority, Revenue Bonds	3.864%	06/01/38	425	431,783
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	430	451,289
DuBois Hospital Authority, Revenue Bonds	5.000%	07/15/43	220	248,629
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	06/30/23	1,235	1,362,526
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	231,113
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	12/01/46	200	225,840
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	12/01/48	450	514,368

				4,094,551

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	2,975	1,543,281

South Carolina — 0.0%
City of Columbia SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	02/01/42	220	260,209
Lexington County Health Services District, Inc., Revenue Bonds	5.000%	11/01/41	180	197,426
South Carolina Ports Authority, Revenue Bonds	5.000%	07/01/55	160	178,794
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	596	577,101
Spartanburg County School District No 7, General Obligation Unlimited	5.000%	03/01/48	100	118,440

				1,331,970

A390

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/40	160	$179,221
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/46	400	446,860
Tennessee Housing Development Agency, Revenue Bonds	3.750%	07/01/38	160	165,843
Tennessee Housing Development Agency, Revenue Bonds	3.850%	07/01/43	70	71,728
Tennessee Housing Development Agency, Revenue Bonds	3.950%	01/01/49	60	61,644

				925,296

Texas — 0.2%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	221,116
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	222,200
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds	5.000%	11/15/43	280	313,382
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	565	748,156
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds	5.000%	02/01/48	135	147,458
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	456,564
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	613,748
Grand Parkway Transportation Corp., Revenue Bonds	5.000%	10/01/43	500	588,550
Mesquite Independent School District, General Obligation Unlimited	5.000%	08/15/42	340	393,006
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds	5.000%	08/15/47	240	275,222
San Antonio Water System, Revenue Bonds	5.000%	05/15/39	250	281,405
State of Texas, General Obligation Unlimited	5.000%	04/01/40	220	254,082
State of Texas, General Obligation Unlimited	5.000%	04/01/43	350	402,427
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	469,962
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	6.250%	12/15/26	160	185,824
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	151,365
Texas Water Development Board, Revenue Bonds	5.000%	04/15/23	545	617,011
University of Houston, Revenue Bonds	5.000%	02/15/36	600	692,838

				7,034,316

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Series A, Revenue Bonds	5.000%	07/01/47	625	709,275
Salt Lake City Corp. Airport Revenue, Series B, Revenue Bonds	5.000%	07/01/47	250	288,620

				997,895

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	242,208

A391

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Virginia (cont’d.)
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	$193,776
Tobacco Settlement Financing Corp., Revenue Bonds	6.706%	06/01/46	160	154,582
Virginia Small Business Financing Authority, Revenue Bonds	5.000%	12/31/52	400	436,936

				1,027,502

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds	5.000%	11/01/50	290	327,019
Grant County Public Utility District No. 2, Revenue Bonds	4.584%	01/01/40	160	175,406
Port of Seattle WA	5.000%	05/01/43	150	169,982
State of Washington, General Obligation Unlimited	5.000%	02/01/41	360	419,782
State of Washington, General Obligation Unlimited	5.000%	08/01/41	240	281,887
State of Washington, Series A-1, General Obligation Unlimited	5.000%	08/01/40	540	615,670
State of Washington, Series B, General Obligation Unlimited	5.000%	08/01/40	220	258,313

				2,248,059

West Virginia — 0.1%
State of West Virginia, General Obligation Unlimited	5.000%	12/01/40	130	154,660
Tobacco Settlement Finance Authority, Revenue Bonds	7.467%	06/01/47	705	703,414
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/19	220	221,195
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/20	240	248,630
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/21	240	255,667
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/22	260	284,653
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/23	215	241,000
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/24	230	263,276

				2,372,495

Wisconsin — 0.0%
State of Wisconsin, General Obligation Unlimited	5.000%	05/01/36	290	332,386
State of Wisconsin, General Obligation Unlimited	5.000%	05/01/38	290	331,801
State of Wisconsin, Revenue Bonds	3.154%	05/01/27	405	407,248
State of Wisconsin, Revenue Bonds	5.000%	05/01/25	300	356,688
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%	12/15/44	180	197,901

				1,626,024

TOTAL MUNICIPAL BONDS (cost $101,848,110)				103,968,133

A392

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.9%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	4.193	%(cc)	09/25/35	1,100	$1,027,920
Alternative Loan Trust, Series 2006-11CB, Class 3A1	6.500%		05/25/36	377	294,137
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,278	1,485,431
Alternative Loan Trust, Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%	2.716	%(c)	11/25/36	326	258,646
Alternative Loan Trust, Series 2007-3T1, Class 1A1	6.000%		04/25/37	87	61,723
Alternative Loan Trust, Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%	2.666	%(c)	05/25/47	2,488	2,410,099
American Home Mortgage Assets Trust, Series 2006-5, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920%	3.317	%(c)	11/25/46	151	76,033
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%	3.097	%(c)	02/25/47	212	129,634
APS Resecuritization Trust, Series 2016-3, Class 3A, 1 Month LIBOR + 2.850%, 144A	5.336	%(c)	09/27/46	1,631	1,681,735
APS Resecuritization Trust, Series 2016-3, Class 4A, 1 Month LIBOR + 2.600%, 144A	5.086	%(c)	04/27/47	373	379,271
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	4.917	%(cc)	03/26/37	739	738,507
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	4.231	%(cc)	07/25/34	470	458,136
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1	4.335	%(cc)	01/26/36	1,891	1,701,703
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1	6.000%		12/25/37	5,427	3,988,750
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	366	358,010
CIM Trust, Series 2019-INV1, Class A1, 144A	4.000	%(cc)	02/25/49	1,150	1,164,943
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%	3.836	%(c)	11/25/35	271	92,959
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,231	1,934,955
CSMC Trust, Series 2014-9R, Class 9A1, 1 Month LIBOR + 0.120%, 144A	2.610	%(c)	08/27/36	400	381,784
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1 Month LIBOR + 0.170%	2.656	%(c)	08/25/47	322	223,177
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510	%(cc)	07/25/36	143	127,093
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.363	%(cc)	12/25/42	267	284,127
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	513	553,400
Fannie Mae REMICS, Series 2004-92, Class F, 1 Month LIBOR + 0.300%	2.786	%(c)	08/25/34	207	207,452
Fannie Mae REMICS, Series 2004-96, Class QD	5.500%		12/25/34	2,000	2,261,764
Fannie Mae REMICS, Series 2005-59, Class DQ, 1 Month LIBOR x (2.500) + 17.000%	10.786	%(c)	05/25/35	504	546,726
Fannie Mae REMICS, Series 2006-118, Class A1, 1 Month LIBOR + 0.060%	2.570	%(c)	12/25/36	296	294,162
Fannie Mae REMICS, Series 2007-73, Class A1, 1 Month LIBOR + 0.060%	2.550	%(c)	07/25/37	718	705,980

A393

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000%	20.573	%(c)	08/25/36	589	$921,325
Fannie Mae REMICS, Series 2010-95, Class FB, 1 Month LIBOR + 0.400%	2.886	%(c)	09/25/40	1,101	1,103,470
Fannie Mae REMICS, Series 2011-84, Class PZ	5.250%		09/25/41	2,962	3,436,503
Fannie Mae REMICS, Series 2012-93, Class PY	2.500%		09/25/42	597	517,152
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	798,303
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,326,809
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	937,122
Fannie Mae REMICS, Series 2016-26, Class KL, 1 Month LIBOR x (4.500) + 18.000%	4.500	%(c)	11/25/42	1,739	1,755,496
Fannie Mae REMICS, Series 2016-32, Class GT, 1 Month LIBOR x (4.500) + 18.000%	4.500	%(c)	01/25/43	1,599	1,571,838
Fannie Mae REMICS, Series 2017-82, Class FG, 1 Month LIBOR + 0.250%	2.736	%(c)	11/25/32	783	779,112
Fannie Mae REMICS, Series 2012-3, Class FP, 1 Month LIBOR + 0.400%	2.886	%(c)	03/25/39	255	255,172
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	5,912	5,862,019
Fannie Mae REMICS, Series 2012-128, Class MP.	2.500%		11/25/42	1,715	1,644,347
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 144A(^)	3.730	%(cc)	03/25/47	2,071	2,082,850
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.797	%(c)	07/25/44	1,057	1,061,994
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.597	%(c)	10/25/44	464	468,573
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.530	%(c)	12/25/36	360	360,079
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,572,348
Freddie Mac REMICS, Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900%	4.933	%(c)	01/15/41	1,626	1,789,907
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	11	11,218
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,201,025
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	531,194
Freddie Mac REMICS, Series 4238, Class FD, 1 Month LIBOR + 0.300%	2.784	%(c)	02/15/42	1,975	1,975,327
Freddie Mac REMICS, Series 4401, Class BL	3.500%		10/15/34	10,000	10,412,595
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	1,004,247
Freddie Mac REMICS, Series 4493, Class SM, 1 Month LIBOR x (1.500) + 6.000%	2.274	%(c)	07/15/45	1,425	1,338,724
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,270,937
Freddie Mac REMICS, Series 4818, Class DC	3.500%		06/15/48	10,222	10,467,848
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	9,147	9,132,285
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B, 1 Month LIBOR + 11.500%	13.986	%(c)	01/25/25	239	333,295
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%	10.436	%(c)	05/25/25	243	293,443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 1 Month LIBOR + 4.450%	6.936	%(c)	03/25/30	250	268,237

A394

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%	4.936	%(c)	12/25/42	250	$254,247
Government National Mortgage Assoc., Series 2004-2, Class FH, 1 Month LIBOR + 0.300%	2.782	%(c)	01/16/34	1,296	1,296,820
Government National Mortgage Assoc., Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%	3.109	%(c)	01/20/62	7,659	7,678,480
Government National Mortgage Assoc., Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%	3.059	%(c)	12/20/61	893	894,178
Government National Mortgage Assoc., Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%	3.069	%(c)	09/20/62	5,701	5,708,577
Government National Mortgage Assoc., Series 2012-H26, Class BA, 1 Month LIBOR + 0.350%	2.859	%(c)	10/20/62	264	263,564
Government National Mortgage Assoc., Series 2012-H29, Class FA, 1 Month LIBOR + 0.515%	3.024	%(c)	10/20/62	1,095	1,095,637
Government National Mortgage Assoc., Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%	2.849	%(c)	12/20/62	1,311	1,306,090
Government National Mortgage Assoc., Series 2013-H08, Class BF, 1 Month LIBOR + 0.400%	2.909	%(c)	03/20/63	762	759,870
Government National Mortgage Assoc., Series 2013-H14, Class FD, 1 Month LIBOR + 0.470%	2.979	%(c)	06/20/63	1,980	1,978,810
Government National Mortgage Assoc., Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%	3.009	%(c)	07/20/63	2,220	2,219,978
Government National Mortgage Assoc., Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%	3.009	%(c)	06/20/63	3,670	3,670,298
Government National Mortgage Assoc., Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%	3.009	%(c)	06/20/64	2,597	2,597,552
Government National Mortgage Assoc., Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%	3.009	%(c)	07/20/64	906	905,666
Government National Mortgage Assoc., Series 2014-H20, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.400%	2.990	%(c)	04/20/58	2,821	2,829,941
Government National Mortgage Assoc., Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%	2.809	%(c)	04/20/61	93	92,823
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	3,789	3,664,133
Government National Mortgage Assoc., Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%	2.759	%(c)	04/20/65	111	110,384
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.761	%(cc)	01/20/66	7,730	653,290
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.519	%(cc)	10/20/65	1,153	1,237,357

A395

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%	2.909	%(c)	08/20/66	842	$842,246
Government National Mortgage Assoc., Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%	2.879	%(c)	06/20/61	84	84,272
Government National Mortgage Assoc., Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%	2.909	%(c)	09/20/63	983	982,272
Government National Mortgage Assoc., Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200%	2.790	%(c)	05/20/67	1,607	1,606,206
Government National Mortgage Assoc., Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%	2.709	%(c)	10/20/64	367	365,906
Government National Mortgage Assoc., Series 2018-H14, Class FG, 1 Month LIBOR + 0.350%	2.859	%(c)	09/20/68	968	966,787
Government National Mortgage Assoc., Series 2019-H01, Class FT, 1 Month LIBOR + 0.400%	2.909	%(c)	10/20/68	19,527	19,494,162
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	5.164	%(cc)	10/25/33	471	470,073
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1	3.743	%(cc)	09/25/37	525	368,697
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,204	1,790,949
Lanark Master Issuer PLC (United Kingdom), Series 2019-1A, Class 1A1, 3 Month LIBOR + 0.770%, 144A	3.467	%(c)	12/22/69	2,265	2,271,442
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 1 Month LIBOR + 1.700%, 144A	4.191	%(c)	03/01/24	850	850,558
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	4.528	%(cc)	05/25/33	980	980,033
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1 Month LIBOR + 0.340%, 144A	2.829	%(c)	04/16/36	2,233	1,984,275
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 144A	4.335%		02/26/24	1,245	1,255,428
OBX Trust, Series 2018-EXP1, Class 1A3, 144A .	4.000	%(cc)	04/25/48	2,076	2,094,318
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1 Month LIBOR + 0.400%, 144A	2.886	%(c)	09/25/35	47	43,034
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	8,878	5,047,950
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, PO, 144A	0.000	%(s)	07/25/56	327	34,408
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, IO, 144A	1.240	%(cc)	07/25/56	995	115,083
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750	%(cc)	07/25/56	220	215,776
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 144A	4.000	%(cc)	08/25/47	790	802,384
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000	%(cc)	12/25/47	798	804,978

A396

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 144A	4.000	%(cc)	02/25/48		1,640	$1,667,442
Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 144A	4.000	%(cc)	08/25/48		3,707	3,768,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	4.095	%(cc)	01/25/35		1,146	1,135,910
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A	3.961	%(cc)	04/25/36		215	179,266
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.625	%(cc)	10/25/46		2,392	2,390,294
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.597	%(c)	11/25/42		123	117,579
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500	%(cc)	05/25/36		435	375,691
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	4.974	%(cc)	12/25/34		401	408,878

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $188,902,017)						187,045,344

SOVEREIGN BONDS — 3.2%
Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.000%		10/08/20		718	707,316
Argentina Bonar Bonds (Argentina), Unsec’d. Notes	8.750%		05/07/24		708	627,308
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%		10/12/20	CHF	60	56,129
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		1,232	1,009,007
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		426	388,725
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		4,765	4,040,719
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(a)	7.625%		04/22/46		5,379	4,235,961
Brazilian Government International Bond (Brazil), Unsec’d. Notes	4.500%		05/30/29		2,793	2,741,357
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%		04/25/27		5,143	5,222,768
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%		04/29/20		658	665,192
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	6.875%		04/30/40		545	499,915
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	7.903%		02/21/48		257	248,941
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	8.700%		03/01/49		340	353,599
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	6.125%		01/31/22		335	338,887
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/16/26	EUR	284	313,586
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		1,228	1,345,488
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(v)	4.100%		04/24/28		870	884,056

A397

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	$1,994,863
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	05/15/29	IDR	110,751,000	8,124,332
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	18,238,000	1,314,327
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	04/15/39	IDR	16,249,000	1,168,342
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		2,635	2,690,994
Mexican Bonos (Mexico), Bonds	7.500%	06/03/27	MXN	11,433	570,339
Mexican Bonos (Mexico), Bonds	10.000%	11/20/36	MXN	13,000	770,788
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.500%	05/31/29	MXN	41,485	2,197,095
Mexican Bonos (Mexico), Series M, Bonds	5.750%	03/05/26	MXN	184,300	8,387,109
Mexican Bonos (Mexico), Series M, Bonds	6.500%	06/10/21	MXN	244,800	12,280,200
Mexican Bonos (Mexico), Series M, Sr. Unsec’d. Notes	7.750%	11/23/34	MXN	10,653	522,030
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	4.150%	03/28/27		7,651	7,778,772
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.750%	10/12/2110		836	854,810
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	9.248%	01/21/49		393	435,303
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		2,585	2,493,486
Oman Sovereign Sukuk SAOC (Oman), Sr. Unsec’d. Notes, 144A	5.932%	10/31/25		1,075	1,077,129
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.875%	03/17/28		2,098	2,178,794
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%	08/25/27		1,530	1,669,245
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.000%	02/01/28		3,320	3,278,739
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%	04/23/23		2,945	3,028,844
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.000%	03/14/29		1,525	1,571,683
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817%	03/14/49		903	949,449
Republic of South Africa Government Bond (South Africa), Bonds	8.750%	02/28/48	ZAR	14,378	899,924
Russian Federal Bond (Russia), Bonds	6.900%	05/23/29	RUB	457,229	6,327,969
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		7,675	7,469,187
South Africa Government Bond (South Africa), Bonds	8.750%	01/31/44	ZAR	20,100	1,260,335
South Africa Government Bond (South Africa), Bonds	9.000%	01/31/40	ZAR	20,314	1,309,063
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	116,925	5,881,221
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.625%	04/26/29		783	775,170
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	9.750%	11/01/28		215	221,449
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		2,280	2,398,560
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	128,765	3,345,690

A398

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	46,830	$1,382,803

TOTAL SOVEREIGN BONDS
(cost $127,039,456)					120,286,998

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.3%
Federal Home Loan Mortgage Corp.	2.500%	TBA		5,226	5,196,604
Federal Home Loan Mortgage Corp.	2.500%	02/01/30		265	263,768
Federal Home Loan Mortgage Corp.	2.500%	04/01/30		289	288,319
Federal Home Loan Mortgage Corp.	2.500%	05/01/30		518	517,323
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		128	127,552
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		120	119,998
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		42	41,760
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		33	32,532
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		556	554,675
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		429	427,643
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		1,297	1,292,432
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		413	411,559
Federal Home Loan Mortgage Corp.	2.500%	04/01/31		1,007	1,003,067
Federal Home Loan Mortgage Corp.	3.000%	TBA		30,580	30,444,140
Federal Home Loan Mortgage Corp.	3.000%	TBA		6,504	6,566,744
Federal Home Loan Mortgage Corp.	3.000%	09/01/27		321	324,524
Federal Home Loan Mortgage Corp.	3.000%	07/01/28		170	172,022
Federal Home Loan Mortgage Corp.	3.000%	01/01/30		211	213,255
Federal Home Loan Mortgage Corp.	3.000%	01/01/30		145	147,163
Federal Home Loan Mortgage Corp.	3.000%	02/01/30		1,284	1,301,060
Federal Home Loan Mortgage Corp.	3.000%	06/01/30		715	724,009
Federal Home Loan Mortgage Corp.	3.000%	07/01/30		624	631,225
Federal Home Loan Mortgage Corp.	3.000%	07/01/30		71	72,150
Federal Home Loan Mortgage Corp.	3.000%	08/01/30		132	133,865
Federal Home Loan Mortgage Corp.	3.000%	08/01/30		91	92,380
Federal Home Loan Mortgage Corp.	3.000%	12/01/42		1,518	1,518,933
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		648	646,415
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		625	623,022
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		257	256,442
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		154	154,022
Federal Home Loan Mortgage Corp.	3.000%	12/01/46		49	48,814
Federal Home Loan Mortgage Corp.	3.000%	01/01/47		2,592	2,583,182
Federal Home Loan Mortgage Corp.	3.000%	11/01/47		1,209	1,205,569
Federal Home Loan Mortgage Corp.	3.500%	09/01/30		848	869,412
Federal Home Loan Mortgage Corp.	3.500%	02/01/31		130	133,151
Federal Home Loan Mortgage Corp.	3.500%	04/01/31		1,022	1,047,694
Federal Home Loan Mortgage Corp.	3.500%	04/01/31		70	72,089
Federal Home Loan Mortgage Corp.	3.500%	04/01/32		2,547	2,610,735
Federal Home Loan Mortgage Corp.	3.500%	10/01/41		720	735,390
Federal Home Loan Mortgage Corp.	3.500%	04/01/42		276	282,204
Federal Home Loan Mortgage Corp.	3.500%	05/01/42		31	31,981
Federal Home Loan Mortgage Corp.	3.500%	05/01/42		20	19,953
Federal Home Loan Mortgage Corp.	3.500%	05/01/42		10	10,478
Federal Home Loan Mortgage Corp.	3.500%	08/01/42		2,452	2,506,023
Federal Home Loan Mortgage Corp.	3.500%	08/01/42		489	499,362
Federal Home Loan Mortgage Corp.	3.500%	08/01/42		271	277,487
Federal Home Loan Mortgage Corp.	3.500%	08/01/42		121	123,192
Federal Home Loan Mortgage Corp.	3.500%	10/01/42		67	68,193
Federal Home Loan Mortgage Corp.	3.500%	11/01/42		556	568,205
Federal Home Loan Mortgage Corp.	3.500%	02/01/43		2,481	2,536,065
Federal Home Loan Mortgage Corp.	3.500%	06/01/43		171	174,692
Federal Home Loan Mortgage Corp.	3.500%	08/01/43		215	219,774

A399

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	12/01/43	2,739	$2,799,012
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	7,937	8,126,955
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	4,099	4,193,711
Federal Home Loan Mortgage Corp.	3.500%	04/01/44	1,172	1,200,100
Federal Home Loan Mortgage Corp.	3.500%	06/01/44	139	141,797
Federal Home Loan Mortgage Corp.	3.500%	09/01/44	21	21,338
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	299	305,238
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	9	9,619
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	3	3,438
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	23,466	24,028,500
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	53	54,220
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	39	40,297
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	400	407,995
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	123	125,881
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	15	15,021
Federal Home Loan Mortgage Corp.	3.500%	06/01/45	117	119,871
Federal Home Loan Mortgage Corp.	3.500%	07/01/45	3	3,313
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,593	1,631,466
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	86	88,121
Federal Home Loan Mortgage Corp.	3.500%	10/01/45	13	13,179
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	354	361,758
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	556	567,399
Federal Home Loan Mortgage Corp.	3.500%	02/01/46	40	40,649
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	396	403,812
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	452	461,150
Federal Home Loan Mortgage Corp.	3.500%	07/01/46	4,390	4,489,788
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,158	1,185,361
Federal Home Loan Mortgage Corp.	3.500%	06/01/47	167	170,030
Federal Home Loan Mortgage Corp.	3.500%	07/01/47	188	192,994
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	709	726,686
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	423	431,971
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	213	217,329
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	928	950,620
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	200	203,900
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	105	107,421
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	144	149,290
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	964	1,000,961
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	290	301,749
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	9	9,586
Federal Home Loan Mortgage Corp.	4.000%	12/01/42	158	164,051
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	362	377,976
Federal Home Loan Mortgage Corp.	4.000%	07/01/44	163	168,985
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	79	82,487
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	32	33,469
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	563	584,022
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	882	918,323
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	138	143,327
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	114	118,656
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	576	599,501
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	327	340,625
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	46	47,578
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	92	95,814
Federal Home Loan Mortgage Corp.	4.000%	01/01/47	5,356	5,598,969
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	1,888	1,966,419
Federal Home Loan Mortgage Corp.	4.000%	04/01/47	1,169	1,212,871
Federal Home Loan Mortgage Corp.	4.000%	06/01/47	1,760	1,833,704
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	2,115	2,218,492
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	906	942,418
Federal Home Loan Mortgage Corp.	4.000%	10/01/48	670	700,299

A400

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	450	$476,048
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	118	125,040
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	39	41,589
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	416	440,887
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	381	403,064
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	668	706,996
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	676	709,185
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	919	964,354
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	161	172,299
Federal Home Loan Mortgage Corp.	4.500%	07/01/47	1,826	1,946,413
Federal Home Loan Mortgage Corp.	4.500%	08/01/47	379	397,080
Federal Home Loan Mortgage Corp.	4.500%	10/01/47	406	425,319
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	304	318,558
Federal Home Loan Mortgage Corp.	4.500%	02/01/48	273	286,697
Federal Home Loan Mortgage Corp.	4.500%	08/01/48	3,947	4,209,869
Federal Home Loan Mortgage Corp.	4.500%	09/01/48	3,697	3,873,007
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	2,456	2,651,552
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	54	59,810
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	14	15,560
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	22	24,084
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	10	11,207
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	27	29,473
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	11	12,293
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	9	9,691
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	7	7,992
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	13	14,320
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	11	11,753
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	2	1,846
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	1,768	1,935,014
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2	1,870
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,169	1,281,205
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	281	306,593
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	345	376,376
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	454	498,064
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	450	494,774
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	253	275,864
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	541	590,827
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	169	182,582
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	2	2,040
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,059
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	2	2,206
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	8	8,345
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	6	6,493
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	204	224,747
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	6	6,333
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	31	33,784
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	2	1,880
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	30	32,727
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	17	18,781
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	17	18,561
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	819	894,108
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	1	729
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	873
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	11	12,318
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	2	1,944
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	26	28,583
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	7	8,094
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	2	2,077
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	28	30,740

A401

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	13	$14,531
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	6	7,023
Federal Home Loan Mortgage Corp.	6.000%		10/01/37	1	767
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	2,147	2,366,359
Federal Home Loan Mortgage Corp.	6.000%		11/01/37	300	329,893
Federal Home Loan Mortgage Corp.	6.000%		12/01/37	2	2,546
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	35	38,485
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	20	22,192
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	18	20,348
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	17	18,486
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	16	17,892
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	4	4,123
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	33	36,297
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	6	6,502
Federal Home Loan Mortgage Corp.	6.000%		06/01/38	1	920
Federal Home Loan Mortgage Corp.	6.000%		07/01/38	43	47,802
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	329	362,589
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	5	5,912
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	3	2,856
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	2	2,189
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	13	14,635
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	1	664
Federal Home Loan Mortgage Corp.	6.000%		10/01/38	10	10,827
Federal Home Loan Mortgage Corp.	6.000%		11/01/38	3	3,472
Federal Home Loan Mortgage Corp.	6.000%		01/01/39	927	1,019,536
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	12	12,814
Federal Home Loan Mortgage Corp.	6.000%		09/01/39	1	732
Federal Home Loan Mortgage Corp.	6.000%		10/01/39	31	33,589
Federal Home Loan Mortgage Corp.	6.000%		03/01/40	23	24,835
Federal Home Loan Mortgage Corp.	6.000%		04/01/40	558	608,717
Federal Home Loan Mortgage Corp.	6.000%		05/01/40	2	2,014
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801%	4.676%	(c)	11/01/35	70	73,602
Federal National Mortgage Assoc.	2.000%		10/01/31	140	136,763
Federal National Mortgage Assoc.	2.000%		11/01/31	839	816,974
Federal National Mortgage Assoc.	2.000%		11/01/31	644	627,563
Federal National Mortgage Assoc.	2.000%		11/01/31	226	219,993
Federal National Mortgage Assoc.	2.000%		11/01/31	42	40,898
Federal National Mortgage Assoc.	2.000%		12/01/31	185	179,968
Federal National Mortgage Assoc.	2.000%		03/01/32	1,092	1,062,886
Federal National Mortgage Assoc.	2.500%		09/01/27	58	57,891
Federal National Mortgage Assoc.	2.500%		09/01/27	42	41,814
Federal National Mortgage Assoc.	2.500%		02/01/28	17	16,529
Federal National Mortgage Assoc.	2.500%		04/01/28	32	32,347
Federal National Mortgage Assoc.	2.500%		08/01/28	83	82,947
Federal National Mortgage Assoc.	2.500%		02/01/30	33	32,651
Federal National Mortgage Assoc.	2.500%		02/01/30	11	10,781
Federal National Mortgage Assoc.	2.500%		02/01/30	9	8,750
Federal National Mortgage Assoc.	2.500%		03/01/30	82	81,464
Federal National Mortgage Assoc.	2.500%		04/01/30	151	150,283
Federal National Mortgage Assoc.	2.500%		05/01/30	321	319,834
Federal National Mortgage Assoc.	2.500%		07/01/30	242	241,241
Federal National Mortgage Assoc.	2.500%		07/01/30	146	145,743
Federal National Mortgage Assoc.	2.500%		07/01/30	42	41,731
Federal National Mortgage Assoc.	2.500%		08/01/30	638	634,727
Federal National Mortgage Assoc.	2.500%		08/01/30	326	324,188
Federal National Mortgage Assoc.	2.500%		08/01/30	260	258,994
Federal National Mortgage Assoc.	2.500%		08/01/30	100	99,795
Federal National Mortgage Assoc.	2.500%		09/01/30	372	370,457

A402

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	09/01/30	301	$299,591
Federal National Mortgage Assoc.	2.500%	11/01/30	383	381,464
Federal National Mortgage Assoc.	2.500%	11/01/30	383	381,089
Federal National Mortgage Assoc.	2.500%	11/01/30	367	364,827
Federal National Mortgage Assoc.	2.500%	11/01/30	341	339,035
Federal National Mortgage Assoc.	2.500%	11/01/30	25	25,049
Federal National Mortgage Assoc.	2.500%	03/01/31	59	59,089
Federal National Mortgage Assoc.	2.500%	06/01/31	475	473,082
Federal National Mortgage Assoc.	2.500%	07/01/31	232	230,671
Federal National Mortgage Assoc.	2.500%	08/01/31	41	40,831
Federal National Mortgage Assoc.	2.500%	10/01/31	971	966,653
Federal National Mortgage Assoc.	2.500%	10/01/31	830	827,253
Federal National Mortgage Assoc.	2.500%	10/01/31	571	568,769
Federal National Mortgage Assoc.	2.500%	10/01/31	387	385,437
Federal National Mortgage Assoc.	2.500%	11/01/31	763	759,679
Federal National Mortgage Assoc.	2.500%	11/01/31	546	544,260
Federal National Mortgage Assoc.	2.500%	11/01/31	312	310,908
Federal National Mortgage Assoc.	2.500%	11/01/31	158	157,162
Federal National Mortgage Assoc.	2.500%	11/01/31	79	78,851
Federal National Mortgage Assoc.	2.500%	11/01/31	36	36,109
Federal National Mortgage Assoc.	2.500%	11/01/31	31	31,385
Federal National Mortgage Assoc.	2.500%	02/01/32	61	61,128
Federal National Mortgage Assoc.	2.500%	03/01/32	523	520,122
Federal National Mortgage Assoc.	2.500%	03/01/32	497	494,299
Federal National Mortgage Assoc.	2.500%	03/01/32	196	195,329
Federal National Mortgage Assoc.	2.500%	08/01/32	1,494	1,487,633
Federal National Mortgage Assoc.	2.500%	02/01/33	2,734	2,720,903
Federal National Mortgage Assoc.	2.500%	08/01/46	6,672	6,483,580
Federal National Mortgage Assoc.	2.500%	08/01/46	226	219,707
Federal National Mortgage Assoc.	2.500%	08/01/46	106	103,468
Federal National Mortgage Assoc.	2.500%	10/01/46	3,593	3,491,744
Federal National Mortgage Assoc.	2.500%	12/01/46	1,048	1,018,088
Federal National Mortgage Assoc.	2.500%	01/01/57	2,206	2,127,021
Federal National Mortgage Assoc.	2.590%	09/01/28	1,605	1,565,190
Federal National Mortgage Assoc.	2.880%	12/01/27	560	556,722
Federal National Mortgage Assoc.	2.900%	12/01/27	1,505	1,496,215
Federal National Mortgage Assoc.	2.950%	11/01/27	1,170	1,172,852
Federal National Mortgage Assoc.	2.950%	06/01/31	3,100	3,040,327
Federal National Mortgage Assoc.	3.000%	TBA	15,255	15,160,363
Federal National Mortgage Assoc.	3.000%	TBA	1,915	1,932,611
Federal National Mortgage Assoc.	3.000%	04/01/28	106	107,212
Federal National Mortgage Assoc.	3.000%	05/01/28	130	131,351
Federal National Mortgage Assoc.	3.000%	10/01/28	165	166,655
Federal National Mortgage Assoc.	3.000%	10/01/28	18	18,043
Federal National Mortgage Assoc.	3.000%	11/01/28	19	19,155
Federal National Mortgage Assoc.	3.000%	10/01/29	298	301,986
Federal National Mortgage Assoc.	3.000%	03/01/30	487	492,575
Federal National Mortgage Assoc.	3.000%	04/01/30	5,571	5,635,155
Federal National Mortgage Assoc.	3.000%	04/01/30	410	414,530
Federal National Mortgage Assoc.	3.000%	05/01/30	372	375,969
Federal National Mortgage Assoc.	3.000%	05/01/30	231	234,154
Federal National Mortgage Assoc.	3.000%	07/01/30	326	329,567
Federal National Mortgage Assoc.	3.000%	07/01/30	106	107,187
Federal National Mortgage Assoc.	3.000%	07/01/30	54	54,974
Federal National Mortgage Assoc.	3.000%	08/01/30	2,030	2,054,377
Federal National Mortgage Assoc.	3.000%	08/01/30	1,098	1,110,464
Federal National Mortgage Assoc.	3.000%	08/01/30	602	609,210
Federal National Mortgage Assoc.	3.000%	08/01/30	545	550,881
Federal National Mortgage Assoc.	3.000%	08/01/30	476	481,236

A403

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	08/01/30	427	$432,099
Federal National Mortgage Assoc.	3.000%	08/01/30	90	90,723
Federal National Mortgage Assoc.	3.000%	08/01/30	80	80,708
Federal National Mortgage Assoc.	3.000%	08/01/30	44	44,521
Federal National Mortgage Assoc.	3.000%	09/01/30	326	330,036
Federal National Mortgage Assoc.	3.000%	09/01/30	178	180,193
Federal National Mortgage Assoc.	3.000%	09/01/30	50	50,288
Federal National Mortgage Assoc.	3.000%	09/01/31	284	287,262
Federal National Mortgage Assoc.	3.000%	02/01/32	330	333,107
Federal National Mortgage Assoc.	3.000%	10/01/36	64	64,522
Federal National Mortgage Assoc.	3.000%	11/01/36	459	463,830
Federal National Mortgage Assoc.	3.000%	11/01/36	190	192,024
Federal National Mortgage Assoc.	3.000%	12/01/36	538	543,543
Federal National Mortgage Assoc.	3.000%	12/01/36	420	424,504
Federal National Mortgage Assoc.	3.000%	10/01/42	1,446	1,447,133
Federal National Mortgage Assoc.	3.000%	12/01/42	1,273	1,273,956
Federal National Mortgage Assoc.	3.000%	01/01/43	1,654	1,655,070
Federal National Mortgage Assoc.	3.000%	02/01/43	246	246,414
Federal National Mortgage Assoc.	3.000%	03/01/43	254	254,391
Federal National Mortgage Assoc.	3.000%	06/01/43	9,873	9,879,270
Federal National Mortgage Assoc.	3.000%	07/01/43	703	703,576
Federal National Mortgage Assoc.	3.000%	08/01/43	569	568,981
Federal National Mortgage Assoc.	3.000%	08/01/43	28	28,068
Federal National Mortgage Assoc.	3.000%	11/01/44	7,474	7,479,136
Federal National Mortgage Assoc.	3.000%	02/01/45	529	529,091
Federal National Mortgage Assoc.	3.000%	03/01/45	1,264	1,268,306
Federal National Mortgage Assoc.	3.000%	03/01/45	260	260,215
Federal National Mortgage Assoc.	3.000%	04/01/45	354	353,690
Federal National Mortgage Assoc.	3.000%	04/01/45	253	252,344
Federal National Mortgage Assoc.	3.000%	04/01/45	210	210,884
Federal National Mortgage Assoc.	3.000%	05/01/45	3,867	3,862,188
Federal National Mortgage Assoc.	3.000%	05/01/45	352	352,811
Federal National Mortgage Assoc.	3.000%	05/01/45	254	254,495
Federal National Mortgage Assoc.	3.000%	07/01/45	13,405	13,424,019
Federal National Mortgage Assoc.	3.000%	07/01/45	2,306	2,306,396
Federal National Mortgage Assoc.	3.000%	07/01/45	227	226,737
Federal National Mortgage Assoc.	3.000%	05/01/46	775	772,184
Federal National Mortgage Assoc.	3.000%	05/01/46	430	428,965
Federal National Mortgage Assoc.	3.000%	06/01/46	870	869,574
Federal National Mortgage Assoc.	3.000%	06/01/46	482	482,771
Federal National Mortgage Assoc.	3.000%	06/01/46	138	137,337
Federal National Mortgage Assoc.	3.000%	06/01/46	101	101,011
Federal National Mortgage Assoc.	3.000%	07/01/46	781	778,257
Federal National Mortgage Assoc.	3.000%	08/01/46	727	724,410
Federal National Mortgage Assoc.	3.000%	08/01/46	127	127,155
Federal National Mortgage Assoc.	3.000%	09/01/46	1,902	1,896,083
Federal National Mortgage Assoc.	3.000%	09/01/46	1,179	1,178,188
Federal National Mortgage Assoc.	3.000%	09/01/46	625	624,590
Federal National Mortgage Assoc.	3.000%	10/01/46	850	847,514
Federal National Mortgage Assoc.	3.000%	10/01/46	535	533,054
Federal National Mortgage Assoc.	3.000%	11/01/46	14,613	14,564,510
Federal National Mortgage Assoc.	3.000%	11/01/46	1,962	1,958,855
Federal National Mortgage Assoc.	3.000%	11/01/46	794	790,526
Federal National Mortgage Assoc.	3.000%	11/01/46	314	314,000
Federal National Mortgage Assoc.	3.000%	11/01/46	258	257,597
Federal National Mortgage Assoc.	3.000%	11/01/46	120	119,637
Federal National Mortgage Assoc.	3.000%	01/01/47	728	725,339
Federal National Mortgage Assoc.	3.000%	01/01/47	382	381,099
Federal National Mortgage Assoc.	3.000%	01/01/47	324	323,038

A404

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/47	227	$226,526
Federal National Mortgage Assoc.	3.000%	02/01/47	1,166	1,162,109
Federal National Mortgage Assoc.	3.000%	02/01/47	458	456,224
Federal National Mortgage Assoc.	3.000%	02/01/47	433	432,542
Federal National Mortgage Assoc.	3.000%	02/01/47	115	114,770
Federal National Mortgage Assoc.	3.000%	03/01/47	873	869,736
Federal National Mortgage Assoc.	3.000%	03/01/47	855	853,946
Federal National Mortgage Assoc.	3.000%	03/01/47	692	689,860
Federal National Mortgage Assoc.	3.000%	11/01/47	163	162,291
Federal National Mortgage Assoc.	3.000%	12/01/47	699	696,264
Federal National Mortgage Assoc.	3.000%	04/01/48	628	621,194
Federal National Mortgage Assoc.	3.000%	09/01/57	8,208	8,108,886
Federal National Mortgage Assoc.	3.015%	07/01/28	370	373,031
Federal National Mortgage Assoc.	3.340%	03/01/29	1,164	1,199,182
Federal National Mortgage Assoc.	3.500%	11/01/27	74	75,847
Federal National Mortgage Assoc.	3.500%	11/01/28	571	585,008
Federal National Mortgage Assoc.	3.500%	12/01/28	2,760	2,832,064
Federal National Mortgage Assoc.	3.500%	12/01/28	1,716	1,760,886
Federal National Mortgage Assoc.	3.500%	12/01/28	289	296,142
Federal National Mortgage Assoc.	3.500%	12/01/28	277	284,752
Federal National Mortgage Assoc.	3.500%	02/01/29	1,478	1,516,229
Federal National Mortgage Assoc.	3.500%	02/01/29	772	792,465
Federal National Mortgage Assoc.	3.500%	03/01/29	557	570,369
Federal National Mortgage Assoc.	3.500%	07/01/29	747	766,562
Federal National Mortgage Assoc.	3.500%	08/01/30	342	350,172
Federal National Mortgage Assoc.	3.500%	08/01/30	79	80,854
Federal National Mortgage Assoc.	3.500%	01/01/42	139	141,651
Federal National Mortgage Assoc.	3.500%	04/01/42	171	174,602
Federal National Mortgage Assoc.	3.500%	04/01/42	63	64,487
Federal National Mortgage Assoc.	3.500%	05/01/42	26	26,139
Federal National Mortgage Assoc.	3.500%	06/01/42	46	46,713
Federal National Mortgage Assoc.	3.500%	06/01/42	30	30,685
Federal National Mortgage Assoc.	3.500%	07/01/42	67	68,776
Federal National Mortgage Assoc.	3.500%	08/01/42	101	103,126
Federal National Mortgage Assoc.	3.500%	10/01/42	514	524,370
Federal National Mortgage Assoc.	3.500%	12/01/42	487	496,985
Federal National Mortgage Assoc.	3.500%	12/01/42	121	123,910
Federal National Mortgage Assoc.	3.500%	03/01/43	728	743,570
Federal National Mortgage Assoc.	3.500%	03/01/43	49	50,489
Federal National Mortgage Assoc.	3.500%	03/01/43	39	39,817
Federal National Mortgage Assoc.	3.500%	03/01/43	23	23,858
Federal National Mortgage Assoc.	3.500%	03/01/43	19	19,187
Federal National Mortgage Assoc.	3.500%	04/01/43	25	25,879
Federal National Mortgage Assoc.	3.500%	05/01/43	108	110,511
Federal National Mortgage Assoc.	3.500%	05/01/43	42	42,685
Federal National Mortgage Assoc.	3.500%	06/01/43	125	127,803
Federal National Mortgage Assoc.	3.500%	07/01/43	661	676,638
Federal National Mortgage Assoc.	3.500%	07/01/43	470	479,561
Federal National Mortgage Assoc.	3.500%	07/01/43	207	211,105
Federal National Mortgage Assoc.	3.500%	07/01/43	74	75,225
Federal National Mortgage Assoc.	3.500%	11/01/43	1,243	1,269,944
Federal National Mortgage Assoc.	3.500%	05/01/44	2,346	2,411,231
Federal National Mortgage Assoc.	3.500%	06/01/44	5,648	5,768,267
Federal National Mortgage Assoc.	3.500%	02/01/45	540	551,213
Federal National Mortgage Assoc.	3.500%	07/01/45	1,312	1,338,746
Federal National Mortgage Assoc.	3.500%	07/01/45	467	479,239
Federal National Mortgage Assoc.	3.500%	10/01/45	268	274,114
Federal National Mortgage Assoc.	3.500%	11/01/45	1,700	1,739,824
Federal National Mortgage Assoc.	3.500%	11/01/45	104	107,095

A405

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/45	439	$450,218
Federal National Mortgage Assoc.	3.500%	03/01/46	1,184	1,204,403
Federal National Mortgage Assoc.	3.500%	03/01/46	593	604,431
Federal National Mortgage Assoc.	3.500%	04/01/46	234	239,255
Federal National Mortgage Assoc.	3.500%	04/01/46	228	231,994
Federal National Mortgage Assoc.	3.500%	05/01/46	381	388,195
Federal National Mortgage Assoc.	3.500%	06/01/46	1,588	1,620,030
Federal National Mortgage Assoc.	3.500%	06/01/46	70	71,506
Federal National Mortgage Assoc.	3.500%	07/01/46	358	364,061
Federal National Mortgage Assoc.	3.500%	08/01/46	870	887,128
Federal National Mortgage Assoc.	3.500%	09/01/46	803	820,467
Federal National Mortgage Assoc.	3.500%	09/01/46	22	22,419
Federal National Mortgage Assoc.	3.500%	10/01/46	392	399,142
Federal National Mortgage Assoc.	3.500%	11/01/46	768	788,933
Federal National Mortgage Assoc.	3.500%	11/01/46	600	613,701
Federal National Mortgage Assoc.	3.500%	11/01/46	114	115,813
Federal National Mortgage Assoc.	3.500%	11/01/46	58	58,810
Federal National Mortgage Assoc.	3.500%	11/01/46	36	36,708
Federal National Mortgage Assoc.	3.500%	12/01/46	1,539	1,574,075
Federal National Mortgage Assoc.	3.500%	12/01/46	127	129,371
Federal National Mortgage Assoc.	3.500%	01/01/47	2,290	2,351,214
Federal National Mortgage Assoc.	3.500%	01/01/47	885	908,460
Federal National Mortgage Assoc.	3.500%	01/01/47	322	330,557
Federal National Mortgage Assoc.	3.500%	01/01/47	274	279,781
Federal National Mortgage Assoc.	3.500%	01/01/47	145	148,032
Federal National Mortgage Assoc.	3.500%	02/01/47	281	287,698
Federal National Mortgage Assoc.	3.500%	02/01/47	154	157,939
Federal National Mortgage Assoc.	3.500%	03/01/47	128	130,813
Federal National Mortgage Assoc.	3.500%	05/01/47	837	855,504
Federal National Mortgage Assoc.	3.500%	05/01/47	219	225,155
Federal National Mortgage Assoc.	3.500%	06/01/47	677	691,789
Federal National Mortgage Assoc.	3.500%	07/01/47	477	487,758
Federal National Mortgage Assoc.	3.500%	07/01/47	287	292,356
Federal National Mortgage Assoc.	3.500%	08/01/47	267	271,350
Federal National Mortgage Assoc.	3.500%	09/01/47	272	277,822
Federal National Mortgage Assoc.	3.500%	09/01/47	113	114,844
Federal National Mortgage Assoc.	3.500%	11/01/47	916	920,081
Federal National Mortgage Assoc.	3.500%	11/01/47	851	864,370
Federal National Mortgage Assoc.	3.500%	11/01/47	705	722,759
Federal National Mortgage Assoc.	3.500%	11/01/47	114	116,611
Federal National Mortgage Assoc.	3.500%	12/01/47	3,787	3,865,202
Federal National Mortgage Assoc.	3.500%	12/01/47	871	892,808
Federal National Mortgage Assoc.	3.500%	12/01/47	769	781,530
Federal National Mortgage Assoc.	3.500%	12/01/47	756	774,798
Federal National Mortgage Assoc.	3.500%	12/01/47	56	57,335
Federal National Mortgage Assoc.	3.500%	01/01/48	1,572	1,608,861
Federal National Mortgage Assoc.	3.500%	01/01/48	1,400	1,428,347
Federal National Mortgage Assoc.	3.500%	01/01/48	294	300,269
Federal National Mortgage Assoc.	3.500%	01/01/48	154	157,435
Federal National Mortgage Assoc.	3.500%	01/01/48	82	83,770
Federal National Mortgage Assoc.	3.500%	01/01/48	59	60,445
Federal National Mortgage Assoc.	3.500%	09/01/57	71	72,079
Federal National Mortgage Assoc.	3.500%	01/01/58	99	99,748
Federal National Mortgage Assoc.	3.500%	01/01/58	6	5,981
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,873,439
Federal National Mortgage Assoc.	4.000%	TBA	24,068	24,733,832
Federal National Mortgage Assoc.	4.000%	TBA	728	748,140
Federal National Mortgage Assoc.	4.000%	05/01/29	4	4,529
Federal National Mortgage Assoc.	4.000%	10/01/30	18	18,947

A406

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	10/01/31	478	$496,980
Federal National Mortgage Assoc.	4.000%	10/01/33	929	965,534
Federal National Mortgage Assoc.	4.000%	10/01/33	773	802,451
Federal National Mortgage Assoc.	4.000%	10/01/33	768	797,742
Federal National Mortgage Assoc.	4.000%	10/01/33	688	714,299
Federal National Mortgage Assoc.	4.000%	11/01/33	5,330	5,542,594
Federal National Mortgage Assoc.	4.000%	01/01/36	615	636,171
Federal National Mortgage Assoc.	4.000%	05/01/39	25	25,554
Federal National Mortgage Assoc.	4.000%	07/01/39	640	663,953
Federal National Mortgage Assoc.	4.000%	07/01/40	603	625,035
Federal National Mortgage Assoc.	4.000%	08/01/40	1,082	1,122,108
Federal National Mortgage Assoc.	4.000%	08/01/40	16	16,388
Federal National Mortgage Assoc.	4.000%	10/01/40	2,885	3,008,482
Federal National Mortgage Assoc.	4.000%	10/01/40	50	52,329
Federal National Mortgage Assoc.	4.000%	11/01/40	192	198,826
Federal National Mortgage Assoc.	4.000%	12/01/40	878	910,674
Federal National Mortgage Assoc.	4.000%	12/01/40	134	138,808
Federal National Mortgage Assoc.	4.000%	01/01/41	243	251,427
Federal National Mortgage Assoc.	4.000%	04/01/41	78	81,367
Federal National Mortgage Assoc.	4.000%	09/01/41	2,344	2,431,268
Federal National Mortgage Assoc.	4.000%	09/01/41	1,328	1,377,404
Federal National Mortgage Assoc.	4.000%	09/01/41	195	201,994
Federal National Mortgage Assoc.	4.000%	10/01/41	141	146,315
Federal National Mortgage Assoc.	4.000%	12/01/41	512	537,275
Federal National Mortgage Assoc.	4.000%	12/01/41	166	174,652
Federal National Mortgage Assoc.	4.000%	01/01/42	1,005	1,046,035
Federal National Mortgage Assoc.	4.000%	02/01/42	500	518,248
Federal National Mortgage Assoc.	4.000%	04/01/42	129	133,971
Federal National Mortgage Assoc.	4.000%	05/01/42	908	941,852
Federal National Mortgage Assoc.	4.000%	05/01/42	305	316,280
Federal National Mortgage Assoc.	4.000%	06/01/42	296	306,755
Federal National Mortgage Assoc.	4.000%	07/01/42	644	676,581
Federal National Mortgage Assoc.	4.000%	07/01/42	223	230,827
Federal National Mortgage Assoc.	4.000%	08/01/42	152	157,716
Federal National Mortgage Assoc.	4.000%	09/01/42	264	273,469
Federal National Mortgage Assoc.	4.000%	09/01/42	102	105,404
Federal National Mortgage Assoc.	4.000%	12/01/42	793	832,337
Federal National Mortgage Assoc.	4.000%	12/01/42	362	375,431
Federal National Mortgage Assoc.	4.000%	01/01/43	479	497,104
Federal National Mortgage Assoc.	4.000%	03/01/43	171	178,836
Federal National Mortgage Assoc.	4.000%	10/01/43	1,578	1,637,138
Federal National Mortgage Assoc.	4.000%	10/01/43	360	373,186
Federal National Mortgage Assoc.	4.000%	01/01/44	929	973,744
Federal National Mortgage Assoc.	4.000%	02/01/44	5,482	5,755,675
Federal National Mortgage Assoc.	4.000%	03/01/44	194	202,418
Federal National Mortgage Assoc.	4.000%	07/01/44	98	101,786
Federal National Mortgage Assoc.	4.000%	08/01/44	692	726,746
Federal National Mortgage Assoc.	4.000%	12/01/44	589	617,496
Federal National Mortgage Assoc.	4.000%	12/01/44	589	617,386
Federal National Mortgage Assoc.	4.000%	12/01/44	33	34,663
Federal National Mortgage Assoc.	4.000%	12/01/44	32	33,856
Federal National Mortgage Assoc.	4.000%	02/01/45	563	588,086
Federal National Mortgage Assoc.	4.000%	02/01/45	296	306,612
Federal National Mortgage Assoc.	4.000%	02/01/45	62	65,055
Federal National Mortgage Assoc.	4.000%	03/01/45	276	285,490
Federal National Mortgage Assoc.	4.000%	03/01/45	63	66,627
Federal National Mortgage Assoc.	4.000%	03/01/45	47	48,686
Federal National Mortgage Assoc.	4.000%	05/01/45	553	580,506
Federal National Mortgage Assoc.	4.000%	05/01/45	106	109,544

A407

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	08/01/45	326	$336,719
Federal National Mortgage Assoc.	4.000%	10/01/45	1,480	1,551,224
Federal National Mortgage Assoc.	4.000%	10/01/45	421	440,751
Federal National Mortgage Assoc.	4.000%	10/01/45	298	312,961
Federal National Mortgage Assoc.	4.000%	10/01/45	147	152,343
Federal National Mortgage Assoc.	4.000%	10/01/45	144	150,983
Federal National Mortgage Assoc.	4.000%	10/01/45	141	146,894
Federal National Mortgage Assoc.	4.000%	10/01/45	138	144,623
Federal National Mortgage Assoc.	4.000%	10/01/45	128	134,461
Federal National Mortgage Assoc.	4.000%	11/01/45	658	689,858
Federal National Mortgage Assoc.	4.000%	11/01/45	435	456,416
Federal National Mortgage Assoc.	4.000%	12/01/45	1,485	1,550,946
Federal National Mortgage Assoc.	4.000%	12/01/45	1,042	1,077,092
Federal National Mortgage Assoc.	4.000%	12/01/45	418	438,332
Federal National Mortgage Assoc.	4.000%	12/01/45	355	372,815
Federal National Mortgage Assoc.	4.000%	12/01/45	198	205,883
Federal National Mortgage Assoc.	4.000%	01/01/46	475	498,614
Federal National Mortgage Assoc.	4.000%	01/01/46	162	167,305
Federal National Mortgage Assoc.	4.000%	02/01/46	926	966,957
Federal National Mortgage Assoc.	4.000%	02/01/46	221	228,519
Federal National Mortgage Assoc.	4.000%	02/01/46	198	205,222
Federal National Mortgage Assoc.	4.000%	04/01/46	51	52,762
Federal National Mortgage Assoc.	4.000%	06/01/46	2,069	2,139,894
Federal National Mortgage Assoc.	4.000%	06/01/46	155	162,425
Federal National Mortgage Assoc.	4.000%	11/01/46	987	1,031,120
Federal National Mortgage Assoc.	4.000%	11/01/46	389	406,238
Federal National Mortgage Assoc.	4.000%	11/01/46	246	258,029
Federal National Mortgage Assoc.	4.000%	01/01/47	355	372,905
Federal National Mortgage Assoc.	4.000%	03/01/47	32,770	34,339,281
Federal National Mortgage Assoc.	4.000%	03/01/47	2,491	2,594,123
Federal National Mortgage Assoc.	4.000%	03/01/47	2,249	2,349,843
Federal National Mortgage Assoc.	4.000%	03/01/47	1,230	1,275,172
Federal National Mortgage Assoc.	4.000%	04/01/47	596	618,513
Federal National Mortgage Assoc.	4.000%	05/01/47	712	740,440
Federal National Mortgage Assoc.	4.000%	05/01/47	438	454,034
Federal National Mortgage Assoc.	4.000%	06/01/47	2,055	2,139,287
Federal National Mortgage Assoc.	4.000%	06/01/47	914	956,006
Federal National Mortgage Assoc.	4.000%	07/01/47	1,156	1,204,750
Federal National Mortgage Assoc.	4.000%	07/01/47	798	820,493
Federal National Mortgage Assoc.	4.000%	07/01/47	252	260,816
Federal National Mortgage Assoc.	4.000%	07/01/47	53	55,390
Federal National Mortgage Assoc.	4.000%	08/01/47	1,064	1,108,402
Federal National Mortgage Assoc.	4.000%	08/01/47	965	1,005,583
Federal National Mortgage Assoc.	4.000%	10/01/47	277	286,605
Federal National Mortgage Assoc.	4.000%	11/01/47	532	553,014
Federal National Mortgage Assoc.	4.000%	12/01/47	3,852	4,000,446
Federal National Mortgage Assoc.	4.000%	12/01/47	279	288,176
Federal National Mortgage Assoc.	4.000%	01/01/48	11,402	11,846,424
Federal National Mortgage Assoc.	4.000%	01/01/48	1,257	1,310,564
Federal National Mortgage Assoc.	4.000%	02/01/48	285	298,357
Federal National Mortgage Assoc.	4.000%	03/01/48	1,325	1,393,612
Federal National Mortgage Assoc.	4.000%	04/01/48	688	717,534
Federal National Mortgage Assoc.	4.000%	04/01/48	539	566,164
Federal National Mortgage Assoc.	4.000%	04/01/48	151	158,909
Federal National Mortgage Assoc.	4.000%	04/01/48	138	145,048
Federal National Mortgage Assoc.	4.000%	05/01/48	2,275	2,372,101
Federal National Mortgage Assoc.	4.000%	05/01/48	1,101	1,135,595
Federal National Mortgage Assoc.	4.000%	06/01/48	330	340,212
Federal National Mortgage Assoc.	4.000%	08/01/48	2,036	2,113,824

A408

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	08/01/48	1,122		$1,167,584
Federal National Mortgage Assoc.	4.000%	08/01/48	588		613,827
Federal National Mortgage Assoc.	4.000%	08/01/48	370		385,435
Federal National Mortgage Assoc.	4.000%	08/01/48	281		292,997
Federal National Mortgage Assoc.	4.000%	08/01/48	215		222,806
Federal National Mortgage Assoc.	4.000%	08/01/48	137		143,382
Federal National Mortgage Assoc.	4.000%	10/01/48	6		6,118
Federal National Mortgage Assoc.	4.000%	11/01/48	8		8,391
Federal National Mortgage Assoc.	4.000%	12/01/48	8,074		8,313,964
Federal National Mortgage Assoc.	4.000%	01/01/49	8,081		8,311,353
Federal National Mortgage Assoc.	4.500%	TBA	101,771		105,951,959
Federal National Mortgage Assoc.	4.500%	TBA	3,100		3,151,076
Federal National Mortgage Assoc.	4.500%	05/01/22	2		2,504
Federal National Mortgage Assoc.	4.500%	07/01/22	—	(r)	256
Federal National Mortgage Assoc.	4.500%	04/01/24	34		35,058
Federal National Mortgage Assoc.	4.500%	08/01/24	2		2,464
Federal National Mortgage Assoc.	4.500%	09/01/24	2		2,214
Federal National Mortgage Assoc.	4.500%	09/01/24	1		1,270
Federal National Mortgage Assoc.	4.500%	12/01/24	16		16,514
Federal National Mortgage Assoc.	4.500%	02/01/25	6		5,812
Federal National Mortgage Assoc.	4.500%	03/01/25	16		16,583
Federal National Mortgage Assoc.	4.500%	03/01/25	1		1,487
Federal National Mortgage Assoc.	4.500%	04/01/25	26		26,832
Federal National Mortgage Assoc.	4.500%	04/01/25	11		11,540
Federal National Mortgage Assoc.	4.500%	04/01/25	5		5,502
Federal National Mortgage Assoc.	4.500%	04/01/25	3		2,791
Federal National Mortgage Assoc.	4.500%	04/01/25	3		2,763
Federal National Mortgage Assoc.	4.500%	05/01/25	4		4,445
Federal National Mortgage Assoc.	4.500%	05/01/25	3		2,633
Federal National Mortgage Assoc.	4.500%	07/01/25	31		31,542
Federal National Mortgage Assoc.	4.500%	09/01/25	4		3,780
Federal National Mortgage Assoc.	4.500%	09/01/25	1		795
Federal National Mortgage Assoc.	4.500%	11/01/35	13		13,704
Federal National Mortgage Assoc.	4.500%	05/01/37	4		3,772
Federal National Mortgage Assoc.	4.500%	04/01/39	11		11,179
Federal National Mortgage Assoc.	4.500%	04/01/39	7		7,666
Federal National Mortgage Assoc.	4.500%	06/01/39	28		29,715
Federal National Mortgage Assoc.	4.500%	08/01/39	75		80,142
Federal National Mortgage Assoc.	4.500%	02/01/40	10,891		11,509,270
Federal National Mortgage Assoc.	4.500%	06/01/40	85		90,619
Federal National Mortgage Assoc.	4.500%	07/01/40	201		212,834
Federal National Mortgage Assoc.	4.500%	08/01/40	38		40,436
Federal National Mortgage Assoc.	4.500%	11/01/40	323		339,117
Federal National Mortgage Assoc.	4.500%	01/01/41	75		79,477
Federal National Mortgage Assoc.	4.500%	03/01/41	23		23,995
Federal National Mortgage Assoc.	4.500%	04/01/41	5		4,701
Federal National Mortgage Assoc.	4.500%	05/01/41	8		8,241
Federal National Mortgage Assoc.	4.500%	05/01/41	8		8,241
Federal National Mortgage Assoc.	4.500%	07/01/41	111		117,044
Federal National Mortgage Assoc.	4.500%	07/01/41	34		35,538
Federal National Mortgage Assoc.	4.500%	08/01/41	250		264,602
Federal National Mortgage Assoc.	4.500%	09/01/41	55		58,127
Federal National Mortgage Assoc.	4.500%	10/01/41	55		58,563
Federal National Mortgage Assoc.	4.500%	10/01/41	27		28,358
Federal National Mortgage Assoc.	4.500%	01/01/42	16		17,062
Federal National Mortgage Assoc.	4.500%	06/01/42	14		14,709
Federal National Mortgage Assoc.	4.500%	09/01/42	1,187		1,255,380
Federal National Mortgage Assoc.	4.500%	09/01/42	694		733,037
Federal National Mortgage Assoc.	4.500%	11/01/42	86		90,212

A409

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	10/01/43	764	$805,398
Federal National Mortgage Assoc.	4.500%	03/01/44	864	903,064
Federal National Mortgage Assoc.	4.500%	05/01/44	318	338,097
Federal National Mortgage Assoc.	4.500%	01/01/45	769	809,813
Federal National Mortgage Assoc.	4.500%	05/01/45	803	845,200
Federal National Mortgage Assoc.	4.500%	09/01/45	241	256,216
Federal National Mortgage Assoc.	4.500%	11/01/45	161	171,797
Federal National Mortgage Assoc.	4.500%	11/01/45	47	50,003
Federal National Mortgage Assoc.	4.500%	12/01/45	550	579,661
Federal National Mortgage Assoc.	4.500%	06/01/46	10	10,406
Federal National Mortgage Assoc.	4.500%	08/01/46	506	537,252
Federal National Mortgage Assoc.	4.500%	12/01/46	1	539
Federal National Mortgage Assoc.	4.500%	01/01/47	125	130,791
Federal National Mortgage Assoc.	4.500%	08/01/47	529	553,190
Federal National Mortgage Assoc.	4.500%	09/01/47	44	45,913
Federal National Mortgage Assoc.	4.500%	10/01/47	75	78,887
Federal National Mortgage Assoc.	4.500%	10/01/47	36	37,843
Federal National Mortgage Assoc.	4.500%	11/01/47	2,376	2,486,580
Federal National Mortgage Assoc.	4.500%	11/01/47	28	29,793
Federal National Mortgage Assoc.	4.500%	12/01/47	185	193,599
Federal National Mortgage Assoc.	4.500%	12/01/47	35	37,135
Federal National Mortgage Assoc.	4.500%	02/01/48	65	67,909
Federal National Mortgage Assoc.	4.500%	03/01/48	66	69,170
Federal National Mortgage Assoc.	4.500%	03/01/48	52	54,133
Federal National Mortgage Assoc.	4.500%	04/01/48	417	447,128
Federal National Mortgage Assoc.	4.500%	05/01/48	8,299	8,838,811
Federal National Mortgage Assoc.	4.500%	05/01/48	57	59,918
Federal National Mortgage Assoc.	4.500%	07/01/48	228	245,043
Federal National Mortgage Assoc.	4.500%	07/01/48	47	49,988
Federal National Mortgage Assoc.	4.500%	07/01/48	40	41,419
Federal National Mortgage Assoc.	4.500%	09/01/48	1,822	1,915,783
Federal National Mortgage Assoc.	5.000%	TBA	22,872	24,180,355
Federal National Mortgage Assoc.	5.000%	TBA	773	816,192
Federal National Mortgage Assoc.	5.000%	11/01/28	2	2,125
Federal National Mortgage Assoc.	5.000%	02/01/35	2,498	2,685,766
Federal National Mortgage Assoc.	5.000%	08/01/35	4	3,976
Federal National Mortgage Assoc.	5.000%	09/01/35	113	121,528
Federal National Mortgage Assoc.	5.000%	09/01/35	16	16,844
Federal National Mortgage Assoc.	5.000%	10/01/35	4	4,640
Federal National Mortgage Assoc.	5.000%	03/01/36	4	4,365
Federal National Mortgage Assoc.	5.000%	12/01/36	6	6,295
Federal National Mortgage Assoc.	5.000%	06/01/37	8	8,823
Federal National Mortgage Assoc.	5.000%	01/01/38	11	11,717
Federal National Mortgage Assoc.	5.000%	12/01/39	8	8,096
Federal National Mortgage Assoc.	5.000%	01/01/40	6	6,826
Federal National Mortgage Assoc.	5.000%	05/01/40	38	39,992
Federal National Mortgage Assoc.	5.000%	05/01/40	8	8,599
Federal National Mortgage Assoc.	5.000%	01/01/41	11	11,264
Federal National Mortgage Assoc.	5.000%	04/01/41	6	6,674
Federal National Mortgage Assoc.	5.000%	05/01/41	6	6,249
Federal National Mortgage Assoc.	5.000%	07/01/41	3,242	3,495,597
Federal National Mortgage Assoc.	5.000%	01/01/42	9	9,034
Federal National Mortgage Assoc.	5.000%	12/01/43	4,765	5,137,397
Federal National Mortgage Assoc.	5.000%	01/01/48	971	1,043,501
Federal National Mortgage Assoc.	5.000%	09/01/48	1,646	1,742,716
Federal National Mortgage Assoc.	5.000%	09/01/48	960	1,015,735
Federal National Mortgage Assoc.	5.000%	09/01/48	283	299,431
Federal National Mortgage Assoc.	5.000%	10/01/48	246	259,788
Federal National Mortgage Assoc.	5.000%	12/01/48	7,566	8,009,441

A410

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	01/01/49	3,977		$4,211,923
Federal National Mortgage Assoc.	5.000%	01/01/49	802		849,129
Federal National Mortgage Assoc.	5.000%	02/01/49	5,934		6,285,494
Federal National Mortgage Assoc.	5.500%	TBA	8,135		8,685,420
Federal National Mortgage Assoc.	5.500%	06/01/21	5		5,177
Federal National Mortgage Assoc.	5.500%	06/01/21	1		1,108
Federal National Mortgage Assoc.	5.500%	09/01/21	4		4,175
Federal National Mortgage Assoc.	5.500%	01/01/22	5		4,752
Federal National Mortgage Assoc.	5.500%	03/01/22	5		4,631
Federal National Mortgage Assoc.	5.500%	04/01/22	14		14,594
Federal National Mortgage Assoc.	5.500%	11/01/22	—	(r)	335
Federal National Mortgage Assoc.	5.500%	12/01/22	—	(r)	428
Federal National Mortgage Assoc.	5.500%	12/01/22	—	(r)	383
Federal National Mortgage Assoc.	5.500%	04/01/24	6		5,699
Federal National Mortgage Assoc.	5.500%	06/01/24	14		14,959
Federal National Mortgage Assoc.	5.500%	09/01/27	1		557
Federal National Mortgage Assoc.	5.500%	07/01/28	13		13,970
Federal National Mortgage Assoc.	5.500%	04/01/30	34		35,795
Federal National Mortgage Assoc.	5.500%	12/01/30	1		766
Federal National Mortgage Assoc.	5.500%	11/01/32	1		986
Federal National Mortgage Assoc.	5.500%	12/01/32	9		10,127
Federal National Mortgage Assoc.	5.500%	01/01/33	43		45,619
Federal National Mortgage Assoc.	5.500%	01/01/33	30		32,293
Federal National Mortgage Assoc.	5.500%	04/01/33	28		31,263
Federal National Mortgage Assoc.	5.500%	04/01/33	—	(r)	475
Federal National Mortgage Assoc.	5.500%	06/01/33	1		1,151
Federal National Mortgage Assoc.	5.500%	07/01/33	18		20,083
Federal National Mortgage Assoc.	5.500%	09/01/33	10		11,278
Federal National Mortgage Assoc.	5.500%	09/01/33	4		4,552
Federal National Mortgage Assoc.	5.500%	10/01/33	26		28,278
Federal National Mortgage Assoc.	5.500%	11/01/33	16		17,085
Federal National Mortgage Assoc.	5.500%	11/01/33	15		15,891
Federal National Mortgage Assoc.	5.500%	11/01/33	12		13,494
Federal National Mortgage Assoc.	5.500%	11/01/33	5		5,225
Federal National Mortgage Assoc.	5.500%	11/01/33	3		3,301
Federal National Mortgage Assoc.	5.500%	11/01/33	2		2,608
Federal National Mortgage Assoc.	5.500%	12/01/33	22		24,388
Federal National Mortgage Assoc.	5.500%	12/01/33	2		2,103
Federal National Mortgage Assoc.	5.500%	01/01/34	12		12,806
Federal National Mortgage Assoc.	5.500%	01/01/34	2		2,603
Federal National Mortgage Assoc.	5.500%	02/01/34	25		27,484
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,574
Federal National Mortgage Assoc.	5.500%	02/01/34	2		2,321
Federal National Mortgage Assoc.	5.500%	03/01/34	22		24,575
Federal National Mortgage Assoc.	5.500%	03/01/34	4		3,985
Federal National Mortgage Assoc.	5.500%	04/01/34	2		2,328
Federal National Mortgage Assoc.	5.500%	07/01/34	36		38,112
Federal National Mortgage Assoc.	5.500%	07/01/34	—	(r)	520
Federal National Mortgage Assoc.	5.500%	09/01/34	14		15,003
Federal National Mortgage Assoc.	5.500%	11/01/34	4		4,335
Federal National Mortgage Assoc.	5.500%	12/01/34	12		13,387
Federal National Mortgage Assoc.	5.500%	12/01/34	5		4,960
Federal National Mortgage Assoc.	5.500%	12/01/34	3		3,171
Federal National Mortgage Assoc.	5.500%	12/01/34	1		1,441
Federal National Mortgage Assoc.	5.500%	02/01/35	33		35,973
Federal National Mortgage Assoc.	5.500%	02/01/35	9		10,324
Federal National Mortgage Assoc.	5.500%	02/01/35	1		1,507
Federal National Mortgage Assoc.	5.500%	03/01/35	36		39,499
Federal National Mortgage Assoc.	5.500%	03/01/35	32		35,459

A411

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	03/01/35	32		$35,520
Federal National Mortgage Assoc.	5.500%	03/01/35	14		14,643
Federal National Mortgage Assoc.	5.500%	04/01/35	20		22,129
Federal National Mortgage Assoc.	5.500%	04/01/35	3		2,773
Federal National Mortgage Assoc.	5.500%	05/01/35	10		11,045
Federal National Mortgage Assoc.	5.500%	05/01/35	4		4,305
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,119
Federal National Mortgage Assoc.	5.500%	07/01/35	7		8,092
Federal National Mortgage Assoc.	5.500%	09/01/35	23		25,254
Federal National Mortgage Assoc.	5.500%	09/01/35	6		6,762
Federal National Mortgage Assoc.	5.500%	10/01/35	29		31,656
Federal National Mortgage Assoc.	5.500%	10/01/35	22		24,135
Federal National Mortgage Assoc.	5.500%	10/01/35	15		16,853
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,387
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,132
Federal National Mortgage Assoc.	5.500%	10/01/35	4		4,842
Federal National Mortgage Assoc.	5.500%	11/01/35	21		22,575
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,547
Federal National Mortgage Assoc.	5.500%	11/01/35	1		741
Federal National Mortgage Assoc.	5.500%	12/01/35	39		42,821
Federal National Mortgage Assoc.	5.500%	12/01/35	31		32,905
Federal National Mortgage Assoc.	5.500%	12/01/35	18		19,795
Federal National Mortgage Assoc.	5.500%	12/01/35	3		2,805
Federal National Mortgage Assoc.	5.500%	12/01/35	2		2,506
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,371
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,226
Federal National Mortgage Assoc.	5.500%	12/01/35	1		732
Federal National Mortgage Assoc.	5.500%	12/01/35	1		600
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,163
Federal National Mortgage Assoc.	5.500%	02/01/36	2		1,652
Federal National Mortgage Assoc.	5.500%	03/01/36	23		25,080
Federal National Mortgage Assoc.	5.500%	03/01/36	8		9,249
Federal National Mortgage Assoc.	5.500%	03/01/36	3		2,978
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	334
Federal National Mortgage Assoc.	5.500%	07/01/36	7		6,942
Federal National Mortgage Assoc.	5.500%	07/01/36	2		1,697
Federal National Mortgage Assoc.	5.500%	08/01/36	3		3,713
Federal National Mortgage Assoc.	5.500%	11/01/36	6		6,935
Federal National Mortgage Assoc.	5.500%	01/01/37	27		29,764
Federal National Mortgage Assoc.	5.500%	02/01/37	21		22,991
Federal National Mortgage Assoc.	5.500%	04/01/37	22		23,232
Federal National Mortgage Assoc.	5.500%	06/01/37	9		9,824
Federal National Mortgage Assoc.	5.500%	06/01/37	7		8,089
Federal National Mortgage Assoc.	5.500%	08/01/37	22		24,092
Federal National Mortgage Assoc.	5.500%	08/01/37	12		13,527
Federal National Mortgage Assoc.	5.500%	08/01/37	3		2,764
Federal National Mortgage Assoc.	5.500%	08/01/37	2		1,792
Federal National Mortgage Assoc.	5.500%	03/01/38	33		35,858
Federal National Mortgage Assoc.	5.500%	12/01/38	10		10,650
Federal National Mortgage Assoc.	5.500%	01/01/39	107		116,964
Federal National Mortgage Assoc.	5.500%	09/01/39	13		14,452
Federal National Mortgage Assoc.	5.500%	12/01/39	153		164,593
Federal National Mortgage Assoc.	5.500%	06/01/40	28		29,814
Federal National Mortgage Assoc.	6.000%	09/01/21	14		14,671
Federal National Mortgage Assoc.	6.000%	11/01/28	1		1,634
Federal National Mortgage Assoc.	6.000%	02/01/29	1		1,206
Federal National Mortgage Assoc.	6.000%	03/01/32	1		1,280
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	89
Federal National Mortgage Assoc.	6.000%	05/01/33	1		558

A412

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	01/01/34	24		$26,679
Federal National Mortgage Assoc.	6.000%	11/01/35	8		8,366
Federal National Mortgage Assoc.	6.000%	12/01/35	3		2,977
Federal National Mortgage Assoc.	6.000%	03/01/36	—	(r)	531
Federal National Mortgage Assoc.	6.000%	04/01/36	9		10,199
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	494
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	330
Federal National Mortgage Assoc.	6.000%	07/01/36	8		8,333
Federal National Mortgage Assoc.	6.000%	07/01/36	—	(r)	460
Federal National Mortgage Assoc.	6.000%	08/01/36	24		26,646
Federal National Mortgage Assoc.	6.000%	08/01/36	6		6,885
Federal National Mortgage Assoc.	6.000%	08/01/36	6		5,956
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	444
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	318
Federal National Mortgage Assoc.	6.000%	09/01/36	23		24,308
Federal National Mortgage Assoc.	6.000%	09/01/36	7		7,130
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,108
Federal National Mortgage Assoc.	6.000%	09/01/36	2		2,665
Federal National Mortgage Assoc.	6.000%	09/01/36	2		2,321
Federal National Mortgage Assoc.	6.000%	09/01/36	1		790
Federal National Mortgage Assoc.	6.000%	09/01/36	1		560
Federal National Mortgage Assoc.	6.000%	10/01/36	13		14,396
Federal National Mortgage Assoc.	6.000%	10/01/36	12		12,991
Federal National Mortgage Assoc.	6.000%	10/01/36	2		2,157
Federal National Mortgage Assoc.	6.000%	11/01/36	25		27,554
Federal National Mortgage Assoc.	6.000%	11/01/36	17		18,692
Federal National Mortgage Assoc.	6.000%	11/01/36	6		6,646
Federal National Mortgage Assoc.	6.000%	11/01/36	4		3,982
Federal National Mortgage Assoc.	6.000%	11/01/36	2		2,499
Federal National Mortgage Assoc.	6.000%	11/01/36	2		2,040
Federal National Mortgage Assoc.	6.000%	11/01/36	—	(r)	476
Federal National Mortgage Assoc.	6.000%	12/01/36	15		16,356
Federal National Mortgage Assoc.	6.000%	12/01/36	13		14,450
Federal National Mortgage Assoc.	6.000%	12/01/36	11		12,168
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,127
Federal National Mortgage Assoc.	6.000%	12/01/36	1		1,345
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	418
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	338
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	237
Federal National Mortgage Assoc.	6.000%	01/01/37	2,532		2,788,331
Federal National Mortgage Assoc.	6.000%	01/01/37	27		29,590
Federal National Mortgage Assoc.	6.000%	01/01/37	23		25,697
Federal National Mortgage Assoc.	6.000%	01/01/37	11		11,803
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,344
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,124
Federal National Mortgage Assoc.	6.000%	02/01/37	357		394,404
Federal National Mortgage Assoc.	6.000%	02/01/37	19		20,903
Federal National Mortgage Assoc.	6.000%	03/01/37	83		89,505
Federal National Mortgage Assoc.	6.000%	03/01/37	28		30,588
Federal National Mortgage Assoc.	6.000%	03/01/37	21		23,419
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	430
Federal National Mortgage Assoc.	6.000%	05/01/37	33		35,586
Federal National Mortgage Assoc.	6.000%	05/01/37	20		21,945
Federal National Mortgage Assoc.	6.000%	05/01/37	19		20,831
Federal National Mortgage Assoc.	6.000%	05/01/37	5		5,044
Federal National Mortgage Assoc.	6.000%	05/01/37	3		3,371
Federal National Mortgage Assoc.	6.000%	06/01/37	8		8,239
Federal National Mortgage Assoc.	6.000%	07/01/37	1		601
Federal National Mortgage Assoc.	6.000%	08/01/37	19		21,297

A413

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%		08/01/37	16	$18,038
Federal National Mortgage Assoc.	6.000%		08/01/37	11	12,175
Federal National Mortgage Assoc.	6.000%		08/01/37	1	1,393
Federal National Mortgage Assoc.	6.000%		10/01/37	1	875
Federal National Mortgage Assoc.	6.000%		10/01/38	2	2,290
Federal National Mortgage Assoc.	6.500%		10/01/36	1,168	1,330,247
Government National Mortgage Assoc.	3.000%		12/20/44	84	84,240
Government National Mortgage Assoc.	3.000%		02/15/45	736	739,816
Government National Mortgage Assoc.	3.000%		04/20/45	1,767	1,778,193
Government National Mortgage Assoc.	3.000%		06/20/45	4,464	4,490,985
Government National Mortgage Assoc.	3.000%		08/20/45	84	84,684
Government National Mortgage Assoc.	3.000%		10/20/45	591	594,802
Government National Mortgage Assoc.	3.000%		04/20/46	10,296	10,359,252
Government National Mortgage Assoc.	3.000%		05/20/46	72	72,895
Government National Mortgage Assoc.	3.000%		06/20/46	1,648	1,658,042
Government National Mortgage Assoc.	3.000%		07/20/46	3,333	3,353,008
Government National Mortgage Assoc.	3.000%		08/20/46	574	577,139
Government National Mortgage Assoc.	3.000%		09/20/46	6,312	6,355,053
Government National Mortgage Assoc.	3.000%		10/20/46	209	210,180
Government National Mortgage Assoc.	3.000%		11/20/46	168	168,833
Government National Mortgage Assoc.	3.000%		12/20/46	552	555,096
Government National Mortgage Assoc.	3.500%		TBA	53,144	54,293,147
Government National Mortgage Assoc.	3.500%		01/15/42	313	320,905
Government National Mortgage Assoc.	3.500%		04/15/43	512	524,021
Government National Mortgage Assoc.	3.500%		04/20/43	842	862,805
Government National Mortgage Assoc.	3.500%		05/20/43	507	519,642
Government National Mortgage Assoc.	3.500%		02/20/44	3,502	3,578,689
Government National Mortgage Assoc.	3.500%		05/20/45	401	410,051
Government National Mortgage Assoc.	3.500%		05/20/46	793	811,453
Government National Mortgage Assoc.	3.500%		07/20/46	1,701	1,740,637
Government National Mortgage Assoc.	3.500%		09/20/46	323	330,656
Government National Mortgage Assoc.	3.500%		10/20/46	427	436,665
Government National Mortgage Assoc.	3.500%		10/20/46	371	379,280
Government National Mortgage Assoc.	3.500%		10/20/46	193	197,638
Government National Mortgage Assoc.	3.500%		10/20/46	191	195,746
Government National Mortgage Assoc.	3.500%		10/20/46	164	167,404
Government National Mortgage Assoc.	4.000%		TBA	46,600	48,071,723
Government National Mortgage Assoc.	4.000%		TBA	9,285	9,586,581
Government National Mortgage Assoc.	4.000%		04/20/39	27	28,323
Government National Mortgage Assoc.	4.000%		07/20/39	458	476,713
Government National Mortgage Assoc.	4.000%		10/20/40	493	513,370
Government National Mortgage Assoc.	4.000%		12/20/40	2,947	3,068,964
Government National Mortgage Assoc.	4.000%		01/20/41	83	86,420
Government National Mortgage Assoc.	4.000%		03/15/41	379	393,791
Government National Mortgage Assoc.	4.000%		10/20/46	97	100,167
Government National Mortgage Assoc.	4.266%	(cc)	04/20/62	657	661,060
Government National Mortgage Assoc.(^)	4.337%		03/20/69	8,520	9,391,979
Government National Mortgage Assoc.	4.438%	(cc)	05/20/63	1,043	1,059,646
Government National Mortgage Assoc.	4.458%	(cc)	12/20/64	672	679,412
Government National Mortgage Assoc.	4.490%	(cc)	06/20/62	1,844	1,853,760
Government National Mortgage Assoc.	4.493%	(cc)	09/20/62	726	732,745
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,404,883
Government National Mortgage Assoc.	4.500%		TBA	8,413	8,737,854
Government National Mortgage Assoc.	4.500%		12/20/39	37	38,849
Government National Mortgage Assoc.	4.500%		01/20/40	46	48,425
Government National Mortgage Assoc.	4.500%		02/20/40	36	38,035
Government National Mortgage Assoc.	4.500%		05/20/40	318	334,648
Government National Mortgage Assoc.	4.500%		07/20/40	15	16,200
Government National Mortgage Assoc.	4.500%		09/20/40	17	17,854

A414

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.500%		10/20/40	26	$27,612
Government National Mortgage Assoc.	4.500%		07/20/41	170	176,869
Government National Mortgage Assoc.	4.500%		02/20/42	693	729,874
Government National Mortgage Assoc.	4.500%		03/15/47	174	182,828
Government National Mortgage Assoc.	4.500%		04/15/47	265	280,239
Government National Mortgage Assoc.	4.500%		04/15/47	181	190,769
Government National Mortgage Assoc.	4.500%		05/15/47	161	170,506
Government National Mortgage Assoc.	4.500%		09/20/48	924	970,131
Government National Mortgage Assoc.	4.509%	(cc)	05/20/63	1,054	1,071,767
Government National Mortgage Assoc.	4.526%	(cc)	10/20/64	1,234	1,269,683
Government National Mortgage Assoc.	4.527%	(cc)	01/20/63	151	152,750
Government National Mortgage Assoc.	4.581%	(cc)	12/20/64	4,867	5,149,597
Government National Mortgage Assoc.	4.583%	(cc)	02/20/64	2,577	2,689,696
Government National Mortgage Assoc.	4.653%	(cc)	04/20/62	1,173	1,180,884
Government National Mortgage Assoc.	4.662%	(cc)	08/20/64	3,639	3,854,598
Government National Mortgage Assoc.	4.689%	(cc)	05/20/65	1,215	1,279,743
Government National Mortgage Assoc.	4.700%	(cc)	05/20/61	29	29,462
Government National Mortgage Assoc.	5.000%		TBA	1,000	1,043,688
Government National Mortgage Assoc.	5.000%		TBA	813	849,344
Government National Mortgage Assoc.	5.000%		04/15/38	141	151,769
Government National Mortgage Assoc.	5.000%		08/15/38	181	193,829
Government National Mortgage Assoc.	5.000%		10/15/38	628	674,561
Government National Mortgage Assoc.	5.000%		10/15/38	13	13,616
Government National Mortgage Assoc.	5.000%		12/15/38	260	278,870
Government National Mortgage Assoc.	5.000%		01/15/39	76	81,561
Government National Mortgage Assoc.	5.000%		02/15/39	664	712,838
Government National Mortgage Assoc.	5.000%		02/15/39	191	205,093
Government National Mortgage Assoc.	5.000%		02/15/39	174	187,332
Government National Mortgage Assoc.	5.000%		02/15/39	147	157,853
Government National Mortgage Assoc.	5.000%		03/15/39	994	1,068,198
Government National Mortgage Assoc.	5.000%		04/15/39	237	254,368
Government National Mortgage Assoc.	5.000%		04/15/39	227	243,374
Government National Mortgage Assoc.	5.000%		05/15/39	670	717,943
Government National Mortgage Assoc.	5.000%		05/15/39	170	182,842
Government National Mortgage Assoc.	5.000%		11/15/39	417	447,980
Government National Mortgage Assoc.	5.000%		09/15/40	851	913,712
Government National Mortgage Assoc.	6.000%		05/15/37	7	7,633
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.720%	3.309%	(c)	05/20/66	866	873,860
Tennessee Valley Authority	5.250%		09/15/39	1,990	2,560,285
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,935	7,069,841
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.625%		09/15/60	1,030	1,317,881
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	1,690	2,160,249

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,031,187,364)					1,035,672,601

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bonds	2.875%		05/15/43	6,392	6,490,127
U.S. Treasury Bonds	2.875%		11/15/46	1,725	1,746,428
U.S. Treasury Bonds	3.000%		02/15/47	1,144	1,187,123
U.S. Treasury Bonds(h)	3.000%		08/15/48	9,370	9,699,414
U.S. Treasury Bonds	3.000%		02/15/49	4,770	4,942,167
U.S. Treasury Bonds	3.125%		02/15/43	6,289	6,663,638
U.S. Treasury Bonds	3.125%		05/15/48	7,935	8,413,890
U.S. Treasury Bonds	3.625%		08/15/43	6,002	6,895,735
U.S. Treasury Bonds	3.750%		11/15/43	6,370	7,467,581
U.S. Treasury Bonds	4.250%		05/15/39	1,657	2,071,638

A415

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	4.375%	11/15/39	1,615	$2,052,186
U.S. Treasury Bonds	4.500%	08/15/39	1,609	2,077,433
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%	01/15/25	28,194	27,887,659
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	4,751	4,562,317
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	33,591	33,215,486
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	59,915	61,025,044
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	9,159	10,167,788
U.S. Treasury Notes	1.000%	10/15/19	16,126	15,999,386
U.S. Treasury Notes	1.125%	06/30/21	11,288	11,013,296
U.S. Treasury Notes	1.250%	05/31/19	9,120	9,101,729
U.S. Treasury Notes	1.250%	08/31/19	16,126	16,042,850
U.S. Treasury Notes	1.625%	06/30/20	10,079	9,982,935
U.S. Treasury Notes	1.625%	07/31/20	10,079	9,977,816
U.S. Treasury Notes	1.625%	10/31/23	8,869	8,631,685
U.S. Treasury Notes	1.875%	12/31/19	7,155	7,124,826
U.S. Treasury Notes	1.875%	04/30/22	11,288	11,166,301
U.S. Treasury Notes(h)	2.000%	04/30/24	9,676	9,557,318
U.S. Treasury Notes(h)	2.000%	05/31/24	9,676	9,555,806
U.S. Treasury Notes	2.000%	08/15/25	4,032	3,957,187
U.S. Treasury Notes(v)	2.000%	11/15/26	6,674	6,511,582
U.S. Treasury Notes	2.125%	09/30/21	11,288	11,250,961
U.S. Treasury Notes	2.125%	03/31/24	20,540	20,426,067
U.S. Treasury Notes	2.250%	07/31/21	11,288	11,282,268
U.S. Treasury Notes	2.250%	01/31/24	8,869	8,868,307
U.S. Treasury Notes	2.250%	11/15/25	4,032	4,013,730
U.S. Treasury Notes	2.250%	03/31/26	12,115	12,061,524
U.S. Treasury Notes	2.250%	02/15/27	6,534	6,483,719
U.S. Treasury Notes	2.375%	02/29/24	625	629,077
U.S. Treasury Notes	2.625%	08/31/20	20,095	20,160,842
U.S. Treasury Notes	2.625%	05/15/21	18,910	19,042,222
U.S. Treasury Notes(a)	2.625%	02/15/29	295	300,416
U.S. Treasury Notes	2.750%	08/31/23	21,325	21,781,488
U.S. Treasury Notes(h)	2.750%	08/31/25	9,335	9,577,127
U.S. Treasury Notes	2.875%	08/15/28	25,185	26,166,821
U.S. Treasury Notes	3.125%	11/15/28	40,205	42,647,140

TOTAL U.S. TREASURY OBLIGATIONS (cost $533,627,862)				539,880,080

			Shares
COMMON STOCKS — 0.1%

Energy Equipment & Services — 0.0%
Liberty Oilfield Services, Inc. (Class A Stock)(a)			18,222	280,437

Holding Companies-Diversified — 0.0%
Leisure Acquisition Corp., UTS*			11,112	113,787
Pure Acquisition Corp.*			7,304	73,405
Pure Acquisition Corp., UTS*			6,974	73,785
Sentinel Energy Services, Inc. (Class A Stock)*			83,958	846,297
Sentinel Energy Services, Inc., UTS*			2	20

				1,107,294

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.*			22,675	197,046
Golden Entertainment, Inc.*			6,013	85,144
International Game Technology PLC			7,387	95,957
Scientific Games Corp.*(a)			2,708	55,297

A416

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Target Hospitality Corp.*	4,287	$40,727

		474,171

Household Durables — 0.0%
Century Communities, Inc.*	13,003	311,682
M/I Homes, Inc.*	4,403	117,208
Taylor Morrison Home Corp. (Class A Stock)*	22,438	398,275
William Lyon Homes (Class A Stock)*	15,853	243,661

		1,070,826

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.	7,130	185,594

IT Services — 0.0%
Everi Holdings, Inc.*	8,632	90,809

Media — 0.0%
Altice USA, Inc. (Class A Stock)(a)	19,037	408,915

Oil, Gas & Consumable Fuels — 0.1%
Centennial Resource Development, Inc. (Class A Stock)*	6,800	59,772
Diamondback Energy, Inc.	5,206	528,524
Sunoco LP, MLP	24,315	757,655

		1,345,951

Road & Rail — 0.0%
Lyft, Inc. (Class A Stock)*	367	28,732

TOTAL COMMON STOCKS (cost $5,218,927)		4,992,729

	Units
WARRANTS* — 0.0%

Holding Companies-Diversified — 0.0%
Sentinel Energy Services, Inc., expiring 12/22/22*	27,987	20,682

Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	2,201

TOTAL WARRANTS (cost $21,159)		22,883

TOTAL LONG-TERM INVESTMENTS (cost $3,836,274,310)		3,856,238,906

	Shares
SHORT-TERM INVESTMENTS — 8.6%

AFFILIATED MUTUAL FUNDS — 2.3%
PGIM Core Ultra Short Bond Fund(w)	16,372,741	16,372,741
PGIM Institutional Money Market Fund (cost $70,383,074; includes $70,224,209 of cash collateral for securities on loan)(b)(w)	70,362,055	70,376,128

TOTAL AFFILIATED MUTUAL FUNDS (cost $86,755,815)		86,748,869

A417

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal Amount (000)#	Value
BORROWED BOND AGREEMENTS — 0.1%
Bank of America, N.A., 1.750%, dated 03/29/19, open, due in the amount of $117,096			117	$117,096
Bank of America, N.A., 3.000%, dated 03/29/19, open, due in the amount of $1,662,814			1,663	1,662,814
Barclays Capital, Inc., 1.850%, dated 12/14/18, open, due in the amount of $64,015			64	64,015
Barclays Capital, Inc., 1.850%, dated 12/14/18, open, due in the amount of $426,875			427	426,875
Citigroup Global Markets, Inc., 0.750%, dated 11/15/18, open, due in the amount of $415,250			415	415,250
Citigroup Global Markets, Inc., 1.500%, dated 11/15/18, open, due in the amount of $56,238			56	56,238
RBC Capital Markets, LLC, 1.000%, dated 12/13/18, open, due in the amount of $60,915			61	60,915
RBC Capital Markets, LLC, 1.350%, dated 12/13/18, open, due in the amount of $457,600			458	457,600
RBC Capital Markets, LLC, 1.850%, dated 12/13/18, open, due in the amount of $66,185			66	66,185
RBC Capital Markets, LLC, 1.850%, dated 12/04/18, open, due in the amount of $447,190			447	447,190
RBC Capital Markets, LLC, 1.900%, dated 12/13/18, open, due in the amount of $60,605			61	60,605

TOTAL BORROWED BOND AGREEMENTS (cost $3,834,783)				3,834,783

	Interest Rate	Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.0%
Federal Home Loan Bank	2.302%	04/01/19	16,435	16,434,999
Federal Home Loan Bank	2.330%	04/04/19	9,220	9,218,140
Federal Home Loan Bank	2.341%	04/01/19	7,700	7,699,999
Federal Home Loan Bank	2.401%	04/04/19	4,555	4,554,081

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,907,299)				37,907,219

U.S. TREASURY OBLIGATIONS(n) — 5.2%
U.S. Treasury Bills	2.250%	04/25/19	73,215	73,100,845
U.S. Treasury Bills	2.303%	04/25/19	1,925	1,921,999
U.S. Treasury Bills	2.323%	07/18/19	880	873,766
U.S. Treasury Bills	2.336%	04/25/19	1,810	1,807,178
U.S. Treasury Bills	2.346%	04/25/19	8,700	8,686,435
U.S. Treasury Bills	2.349%	05/02/19	19,305	19,265,956
U.S. Treasury Bills	2.353%	04/25/19	1,285	1,282,996
U.S. Treasury Bills	2.355%	04/25/19	11,335	11,317,327
U.S. Treasury Bills	2.372%	04/25/19	4,370	4,363,186
U.S. Treasury Bills	2.372%	05/02/19	13,535	13,507,625
U.S. Treasury Bills	2.394%	06/06/19	15,000	14,935,100
U.S. Treasury Bills	2.396%	05/30/19	4,000	3,984,578
U.S. Treasury Bills	2.405%	06/13/19	11,390	11,335,406
U.S. Treasury Bills	2.405%	06/06/19	3,440	3,425,116
U.S. Treasury Bills	2.406%	06/13/19	12,605	12,544,582
U.S. Treasury Bills	2.409%	06/13/19	15,980	15,903,406
U.S. Treasury Bills	2.511%	01/30/20	1,500	1,470,518

TOTAL U.S. TREASURY OBLIGATIONS (cost $199,727,940)				199,726,019

A418

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

				Value
OPTIONS PURCHASED~* — 0.0%
(cost $2,131,358)				$625,420

TOTAL SHORT-TERM INVESTMENTS (cost $330,357,195)				328,842,310

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.1% (cost $4,166,631,505)				4,185,081,216

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT

CORPORATE BOND — 0.0%

Oil & Gas — 0.0%
YPF SA (Argentina) (proceeds received $95,713)	8.500%	03/23/21	95	(95,855)

BORROWED BONDS(f) — (0.1)%
Chesapeake Energy Corp.	8.000%	06/15/27	62	(61,070)
Everi Payments, Inc.	7.500%	12/15/25	55	(57,200)
Southwestern Energy Co.	6.200%	01/23/25	454	(446,055)
Southwestern Energy Co.	7.500%	04/01/26	62	(63,240)
Southwestern Energy Co.	7.750%	10/01/27	440	(449,350)
Transocean, Inc.	5.800%	10/15/22	440	(431,200)
Transocean, Inc.	7.500%	01/15/26	62	(61,225)
Transocean, Inc.	9.000%	07/15/23	62	(66,108)
U.S. Treasury Bonds	3.000%	02/15/49	113	(117,079)
U.S. Treasury Bonds	3.375%	11/15/48	1,483	(1,650,474)
Vine Oil & Gas LP Vine Oil & Gas Finance Corp.	8.750%	04/15/23	500	(397,500)

TOTAL BORROWED BONDS (proceeds received $3,850,476)				(3,800,501)

OPTIONS WRITTEN~* — (0.0)%
(premiums received $921,287)				(504,670)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.0% (cost $4,161,764,029)				4,180,680,190
Liabilities in excess of other assets(z) — (10.0)%				(381,187,545)

NET ASSETS — 100.0%				$3,799,492,645

See	the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $38,996,041 and 1.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,788,481; cash collateral of $70,224,209 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A419

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Represents collateral for Borrowed Bond Agreements.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2019.

(r)	Principal amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	5.500%	TBA	04/10/19	(7,170)	$(7,677,502)
Federal National Mortgage Assoc.	2.000%	TBA	04/15/19	(3,599)	(3,504,844)
Federal National Mortgage Assoc.	2.500%	TBA	04/15/19	(201)	(200,099)
Federal National Mortgage Assoc.	3.000%	TBA	04/10/19	(2,598)	(2,586,786)
Federal National Mortgage Assoc.	3.500%	TBA	04/15/19	(4,966)	(5,079,093)
Federal National Mortgage Assoc.	3.500%	TBA	04/10/19	(106,541)	(107,985,429)
Federal National Mortgage Assoc.	4.000%	TBA	04/15/19	(7,332)	(7,551,899)
Federal National Mortgage Assoc.	4.000%	TBA	04/10/19	(82,855)	(85,224,827)
Federal National Mortgage Assoc.	4.500%	TBA	04/10/19	(57,952)	(60,379,872)
Federal National Mortgage Assoc.	5.000%	TBA	05/13/19	(1,374)	(1,450,773)
Federal National Mortgage Assoc.	6.000%	TBA	04/10/19	(7,642)	(8,235,001)
Government National Mortgage Assoc.	3.000%	TBA	04/17/19	(627)	(629,694)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $289,771,097)					$(290,505,819)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S Treasury Notes Future	Put	04/26/19	122.00	648	648	$20,250
10 Year U.S Treasury Notes Future	Put	04/26/19	122.50	1,320	1,320	61,875

Total Exchange Traded (cost $818,778)						$82,125

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Bank of America, N.A.	04/04/19	0.72	—	AUD	934	$818
Currency Option AUD vs USD	Call	Morgan Stanley & Co. International PLC	05/16/19	0.72	—	AUD	1,252	6,986
Currency Option EUR vs USD	Call	BNP Paribas SA	05/17/19	1.15	—	EUR	685	1,263
Currency Option GBP vs USD	Call	Bank of America, N.A.	05/17/19	1.35	—	GBP	837	6,080

A420

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	04/04/19	660.00	—		838	$25,451
Currency Option USD vs JPY	Call	Deutsche Bank AG	04/03/19	112.00	—		14,354	1,360
Currency Option USD vs KRW	Call	Morgan Stanley & Co. International PLC	05/20/19	1,140.00	—		890	6,754
Currency Option USD vs TRY	Call	BNP Paribas SA	04/25/19	6.15	—		1,381	27,352
Currency Option USD vs TRY	Call	Citibank, N.A.	05/17/19	6.50	—		57	14,250
Currency Option GBP vs USD	Put	Citibank, N.A.	04/01/19	1.25	—	GBP	17,863	65
Currency Option GBP vs USD	Put	Barclays Bank PLC	07/15/19	1.25	—	GBP	17,863	233,467
Currency Option USD vs BRL	Put	Deutsche Bank AG	04/29/19	3.91	—		795	12,879
Currency Option USD vs BRL	Put	Bank of America, N.A.	05/10/19	3.78	—		776	4,442
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	05/20/19	3.79	—		748	5,814
Currency Option USD vs JPY	Put	Deutsche Bank AG	04/03/19	112.00	—		14,354	158,621
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	04/04/19	1,105.00	—		820	5
Currency Option USD vs MXN	Put	Morgan Stanley & Co. International PLC	05/10/19	19.30	—		815	6,412
Currency Option USD vs TRY	Put	BNP Paribas SA	04/26/19	5.35	—		15	3,150
Currency Option USD vs ZAR	Put	JPMorgan Chase Bank, N.A.	04/04/19	13.60	—		1,703	8
Currency Option USD vs ZAR	Put	Citibank, N.A.	04/10/19	13.60	—		1,135	142
Currency Option USD vs ZAR	Put	BNP Paribas SA	04/26/19	14.40	—		677	9,833
Currency Option USD vs ZAR	Put	JPMorgan Chase Bank, N.A.	05/03/19	13.40	—		1,703	961
Currency Option USD vs ZAR	Put	Deutsche Bank AG	05/09/19	13.75	—		2,711	8,472
Currency Option USD vs ZAR	Put	Citibank, N.A.	05/10/19	14.15	—		851	8,710

Total OTC Traded (cost $1,289,184)								$543,295

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/26/29	Put	Citibank, N.A.	04/24/19	3.77%	3 Month LIBOR(Q)	3.77	%(S)	7,010	$—

(cost $23,396)

Total Options Purchased (cost $2,131,358)									$625,420

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Call	Bank of America, N.A.	04/17/19	1.35	—	GBP	670	$(1,970)

A421

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	04/04/19	3.78	—		776	$(25,509)
Currency Option USD vs BRL	Call	Bank of America, N.A.	05/10/19	4.00	—		776	(9,593)
Currency Option USD vs CLP	Call	JPMorgan Chase Bank, N.A.	04/04/19	678.00	—		1,257	(8,642)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	04/03/19	112.00	—		14,354	(1,360)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/10/19	19.75	—		544	(5,356)
Currency Option USD vs TRY	Call	BNP Paribas SA	04/25/19	6.60	—		1,934	(18,783)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	04/04/19	14.90	—		339	(635)
Currency Option USD vs ZAR	Call	Deutsche Bank AG	04/09/19	14.90	—		338	(1,366)
Currency Option USD vs ZAR	Call	Citibank, N.A.	05/10/19	14.65	—		567	(10,417)
Currency Option USD vs ZAR	Call	Citibank, N.A.	05/16/19	14.70	—		567	(10,975)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/17/19	0.70	—	AUD	626	(983)
Currency Option GBP vs USD	Put	Barclays Bank PLC	04/01/19	1.25	—	GBP	17,863	(65)
Currency Option GBP vs USD	Put	Citibank, N.A.	07/15/19	1.25	—	GBP	17,863	(233,467)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	04/04/19	3.70	—		776	(49)
Currency Option USD vs BRL	Put	Deutsche Bank AG	04/29/19	3.84	—		1,136	(9,464)
Currency Option USD vs BRL	Put	Bank of America, N.A.	05/10/19	3.65	—		776	(909)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	05/20/19	3.69	—		748	(2,074)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/03/19	112.00	—		14,354	(158,621)
Currency Option USD vs KRW	Put	Morgan Stanley & Co. International PLC	04/04/19	1,090.00	—		1,230	—
Currency Option USD vs TRY	Put	BNP Paribas SA	04/26/19	5.10	—		15	(1,200)
Currency Option USD vs ZAR	Put	Citibank, N.A.	04/10/19	13.15	—		851	(3)
Currency Option USD vs ZAR	Put	Deutsche Bank AG	05/09/19	13.30	—		2,711	(1,653)
Currency Option USD vs ZAR	Put	Citibank, N.A.	05/10/19	13.70	—		567	(1,576)

Total Options Written (premiums received $921,287)								$(504,670)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
856	90 Day Euro Dollar	Dec. 2019	$208,799,800	$ 436,225
1,328	2 Year U.S. Treasury Notes	Jun. 2019	282,988,500	1,096,640
1,520	5 Year U.S. Treasury Notes	Jun. 2019	176,058,749	1,143,435
41	10 Year U.S. Ultra Treasury Notes	Jun. 2019	5,444,032	131,105
92	20 Year U.S. Treasury Bonds	Jun. 2019	13,768,375	281,073

A422

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
597	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	$100,296,000	$3,698,961

				6,787,439

Short Positions:
856	90 Day Euro Dollar	Dec. 2020	209,409,700	(669,913)
16	10 Year Euro-Bund	Jun. 2019	2,985,485	(49,234)
688	10 Year U.S. Treasury Notes	Jun. 2019	85,462,500	(614,750)
15	S&P 500 E-Mini Index	Jun. 2019	2,128,350	(53,145)

				(1,387,042)

				$5,400,397

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/22/19	BNP Paribas Securities Corp.	ARS	5,499	$130,000	$122,846	$—	$(7,154)
Expiring 04/25/19	NatWest Markets PLC	ARS	8,828	214,000	196,436	—	(17,564)
Expiring 05/30/19	BNP Paribas Securities Corp.	ARS	14,676	355,000	311,746	—	(43,254)
Expiring 05/30/19	BNP Paribas Securities Corp.	ARS	8,294	197,000	176,177	—	(20,823)
Expiring 05/30/19	Deutsche Bank AG	ARS	12,983	310,000	275,785	—	(34,215)
Expiring 06/18/19	BNP Paribas Securities Corp.	ARS	4,960	107,000	102,603	—	(4,397)
Expiring 06/19/19	BNP Paribas Securities Corp.	ARS	11,782	269,000	243,421	—	(25,579)
Expiring 06/19/19	BNP Paribas Securities Corp.	ARS	7,858	175,000	162,336	—	(12,664)
Australian Dollar,
Expiring 06/19/19	HSBC Bank PLC	AUD	1,943	1,382,182	1,381,744	—	(438)
Expiring 06/19/19	HSBC Bank PLC	AUD	335	236,305	238,231	1,926	—
	Morgan Stanley & Co.
Expiring 06/19/19	International PLC	AUD	318	225,254	226,142	888	—
Brazilian Real,
Expiring 04/02/19	BNP Paribas Securities Corp.	BRL	3,158	818,000	806,230	—	(11,770)
Expiring 04/02/19	Goldman Sachs International	BRL	1,677	444,000	428,304	—	(15,696)
Expiring 04/02/19	HSBC Bank PLC	BRL	3,244	840,000	828,343	—	(11,657)
Expiring 04/02/19	UBS AG	BRL	9,321	2,493,514	2,379,902	—	(113,612)
Expiring 04/02/19	UBS AG	BRL	4,430	1,185,030	1,131,037	—	(53,993)
Expiring 04/02/19	UBS AG	BRL	2,617	678,670	668,201	—	(10,469)
Expiring 05/03/19	BNP Paribas Securities Corp.	BRL	6,413	1,658,000	1,634,151	—	(23,849)
Expiring 05/03/19	BNP Paribas Securities Corp.	BRL	2,441	631,030	621,953	—	(9,077)
Expiring 05/03/19	BNP Paribas Securities Corp.	BRL	1,233	315,000	314,157	—	(843)
Expiring 05/03/19	Goldman Sachs International	BRL	1,764	450,000	449,427	—	(573)
Expiring 05/03/19	Goldman Sachs International	BRL	1,683	445,000	428,842	—	(16,158)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	BRL	24,984	6,500,000	6,342,293	—	(157,707)
Canadian Dollar,
Expiring 04/17/19	Deutsche Bank AG	CAD	1,043	778,000	780,621	2,621	—
Chilean Peso,
Expiring 04/10/19	NatWest Markets PLC	CLP	732,593	1,099,000	1,076,563	—	(22,437)
Expiring 04/10/19	NatWest Markets PLC	CLP	443,843	663,000	652,238	—	(10,762)
Expiring 04/17/19	BNP Paribas Securities Corp.	CLP	305,685	450,000	449,216	—	(784)
Expiring 04/17/19	Citibank, N.A.	CLP	294,483	444,000	432,754	—	(11,246)
Colombian Peso,
Expiring 04/05/19	Citibank, N.A.	COP	1,341,792	432,000	420,703	—	(11,297)
Expiring 04/17/19	NatWest Markets PLC	COP	1,801,454	569,000	564,407	—	(4,593)

A423

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/17/19	Standard Chartered Bank	COP	1,407,743	$440,884	$441,055	$171	$ —
Expiring 06/19/19	Credit Suisse International	COP	13,668,600	4,360,000	4,268,702	—	(91,298)
Euro,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	1,339	1,533,423	1,512,595	—	(20,828)
Expiring 12/13/19	JPMorgan Chase Bank, N.A.	EUR	5,860	7,169,827	6,716,470	—	(453,357)
Expiring 02/25/20	JPMorgan Chase Bank, N.A.	EUR	5,860	7,221,542	6,756,692	—	(464,850)
Indonesian Rupiah,
Expiring 04/15/19	BNP Paribas Securities Corp.	IDR	6,035,331	421,579	422,912	1,333	—
Expiring 04/15/19	BNP Paribas Securities Corp.	IDR	3,756,958	262,321	263,261	940	—
Expiring 04/15/19	Deutsche Bank AG	IDR	6,041,093	422,100	423,316	1,216	—
Expiring 06/19/19	Bank of America, N.A.	IDR	15,857,780	1,102,000	1,102,010	10	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	15,780,640	1,102,000	1,096,649	—	(5,351)
Japanese Yen,
Expiring 06/19/19	Citibank, N.A.	JPY	100,692	910,000	914,443	4,443	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	100,913	912,000	916,452	4,452	—
Expiring 03/16/20	JPMorgan Chase Bank, N.A.	JPY	780,270	7,230,078	7,239,351	9,273	—
Mexican Peso,
Expiring 04/10/19	Citibank, N.A.	MXN	21,502	1,102,000	1,105,595	3,595	—
Expiring 04/15/19	Citibank, N.A.	MXN	7,891	407,500	405,448	—	(2,052)
Expiring 04/15/19	HSBC Bank PLC	MXN	32,000	1,653,315	1,644,106	—	(9,209)
Expiring 04/17/19	Citibank, N.A.	MXN	15,371	790,000	789,453	—	(547)
Expiring 04/17/19	Citibank, N.A.	MXN	10,906	564,000	560,145	—	(3,855)
Expiring 04/17/19	Citibank, N.A.	MXN	8,674	442,000	445,501	3,501	—
Expiring 04/17/19	HSBC Bank PLC	MXN	10,738	555,000	551,497	—	(3,503)
Expiring 04/17/19	HSBC Bank PLC	MXN	8,591	441,000	441,227	227	—
Expiring 05/30/19	Barclays Capital, Inc.	MXN	18,999	965,079	968,823	3,744	—
Expiring 05/30/19	Barclays Capital, Inc.	MXN	16,494	844,804	841,071	—	(3,733)
Expiring 06/19/19	Citibank, N.A.	MXN	43,466	2,241,000	2,209,827	—	(31,173)
New Zealand Dollar,
Expiring 06/19/19	Citibank, N.A.	NZD	2,689	1,828,641	1,834,137	5,496	—
South African Rand,
Expiring 04/17/19	Barclays Capital, Inc.	ZAR	12,020	829,000	831,145	2,145	—
Expiring 04/17/19	BNP Paribas Securities Corp.	ZAR	31,827	2,210,000	2,200,772	—	(9,228)
Expiring 04/17/19	BNP Paribas Securities Corp.	ZAR	4,527	313,373	313,011	—	(362)
Expiring 04/17/19	Citibank, N.A.	ZAR	9,697	675,000	670,534	—	(4,466)
Expiring 04/17/19	Citibank, N.A.	ZAR	2,061	143,000	142,479	—	(521)
Expiring 04/17/19	Goldman Sachs International	ZAR	12,020	829,000	831,190	2,190	—
Expiring 04/17/19	Morgan Stanley & Co. International PLC	ZAR	5,092	352,627	352,096	—	(531)
Expiring 05/14/19	BNP Paribas Securities Corp.	ZAR	8,146	567,000	561,378	—	(5,622)
Expiring 05/30/19	Bank of New York Mellon	ZAR	22,726	1,582,770	1,563,092	—	(19,678)
South Korean Won,
Expiring 04/05/19	JPMorgan Chase Bank, N.A.	KRW	481,753	425,250	424,502	—	(748)
Expiring 04/17/19	Goldman Sachs International	KRW	727,486	645,000	641,258	—	(3,742)
Expiring 04/17/19	Morgan Stanley & Co. International PLC	KRW	276,409	245,000	243,647	—	(1,353)
Turkish Lira,
Expiring 04/10/19	BNP Paribas Securities Corp.	TRY	5,400	980,000	954,962	—	(25,038)
Expiring 04/17/19	BNP Paribas Securities Corp.	TRY	2,546	447,000	446,605	—	(395)
Expiring 04/17/19	Citibank, N.A.	TRY	748	130,000	131,253	1,253	—

A424

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	TRY	1,492	$260,000	$261,823	$ 1,823	$ —

				$80,050,098	$78,287,294	51,247	(1,814,051)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/17/19	BNP Paribas Securities Corp.	ARS	7,274	$168,000	$163,574	$ 4,426	$ —
Expiring 04/22/19	BNP Paribas Securities Corp.	ARS	5,411	130,000	120,872	9,128	—
Expiring 04/25/19	Deutsche Bank AG	ARS	6,577	162,000	146,361	15,639	—
Expiring 05/31/19	BNP Paribas Securities Corp.	ARS	6,643	160,000	140,918	19,082	—
Australian Dollar,
Expiring 04/17/19	Goldman Sachs International	AUD	781	557,339	554,757	2,582	—
Expiring 06/19/19	Deutsche Bank AG	AUD	2,278	1,616,770	1,619,977	—	(3,207)
Expiring 06/19/19	Goldman Sachs International	AUD	318	224,590	226,142	—	(1,552)
Brazilian Real,
Expiring 04/02/19	BNP Paribas Securities Corp.	BRL	6,401	1,658,000	1,634,356	23,644	—
Expiring 04/02/19	BNP Paribas Securities Corp.	BRL	2,436	631,030	622,031	8,999	—
Expiring 04/02/19	BNP Paribas Securities Corp.	BRL	2,115	551,000	540,047	10,953	—
Expiring 04/02/19	Goldman Sachs International	BRL	4,966	1,323,514	1,267,973	55,541	—
Expiring 04/02/19	Goldman Sachs International	BRL	1,733	447,000	442,395	4,605	—
Expiring 04/02/19	Goldman Sachs International	BRL	1,282	339,335	327,426	11,909	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	4,504	1,170,000	1,149,984	20,016	—
Expiring 04/02/19	UBS AG	BRL	1,268	339,335	323,874	15,461	—
Expiring 05/03/19	Citibank, N.A.	BRL	1,188	311,500	302,602	8,898	—
Expiring 05/03/19	Goldman Sachs International	BRL	1,760	440,884	448,467	—	(7,583)
Expiring 05/03/19	UBS AG	BRL	2,622	678,670	668,120	10,550	—
Canadian Dollar,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	CAD	1,035	778,000	774,567	3,433	—
Chilean Peso,
Expiring 04/10/19	BNP Paribas Securities Corp.	CLP	359,942	547,000	528,944	18,056	—
Expiring 04/10/19	JPMorgan Chase Bank, N.A.	CLP	369,067	552,000	542,353	9,647	—
Expiring 04/17/19	BNP Paribas Securities Corp.	CLP	305,528	449,835	448,985	850	—
Expiring 04/17/19	BNP Paribas Securities Corp.	CLP	301,233	447,000	442,674	4,326	—
Colombian Peso,
Expiring 04/05/19	NatWest Markets PLC	COP	1,348,056	432,000	422,667	9,333	—
Expiring 04/17/19	NatWest Markets PLC	COP	1,396,544	440,884	437,546	3,338	—
Euro,
Expiring 05/29/19	Goldman Sachs International	EUR	277	315,580	312,270	3,310	—
Expiring 06/19/19	BNP Paribas Securities Corp.	EUR	1,339	1,514,946	1,512,595	2,351	—
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	6,716,470	883,950	—
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,644	6,756,691	892,953	—
Indonesian Rupiah,
Expiring 04/17/19	Bank of America, N.A.	IDR	8,015,270	553,847	561,509	—	(7,662)
Expiring 04/17/19	Bank of America, N.A.	IDR	7,820,177	545,568	547,841	—	(2,273)
Expiring 04/17/19	Citibank, N.A.	IDR	8,003,853	553,900	560,709	—	(6,809)
Expiring 05/29/19	Citibank, N.A.	IDR	18,219,447	1,283,692	1,268,475	15,217	—
Expiring 05/29/19	HSBC Bank PLC	IDR	9,673,464	676,703	673,487	3,216	—
Expiring 05/29/19	HSBC Bank PLC	IDR	9,295,294	649,612	647,158	2,454	—

A425

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 05/29/19	Morgan Stanley & Co. International PLC	IDR	12,875,403	$900,504	$896,412	$ 4,092	$ —
Expiring 05/29/19	UBS AG	IDR	12,849,668	902,174	894,620	7,554	—
Japanese Yen,
Expiring 06/19/19	Standard Chartered Bank	JPY	199,147	1,822,000	1,808,566	13,434	—
Expiring 03/16/20	HSBC Bank PLC	JPY	780,270	7,788,680	7,239,350	549,330	—
Mexican Peso,
Expiring 04/10/19	HSBC Bank PLC	MXN	21,490	1,102,000	1,104,995	—	(2,995)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	MXN	9,491	489,000	487,615	1,385	—
Expiring 04/17/19	Barclays Capital, Inc.	MXN	15,679	815,000	805,321	9,679	—
Expiring 04/17/19	Citibank, N.A.	MXN	8,694	440,884	446,552	—	(5,668)
Expiring 04/17/19	Goldman Sachs International	MXN	12,911	674,753	663,116	11,637	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	MXN	10,604	543,650	544,612	—	(962)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	MXN	6,137	314,650	315,207	—	(557)
Expiring 05/30/19	Barclays Capital, Inc.	MXN	67,997	3,490,000	3,503,135	—	(13,135)
Expiring 06/19/19	Goldman Sachs International	MXN	43,767	2,241,000	2,225,094	15,906	—
New Zealand Dollar,
Expiring 06/19/19	Goldman Sachs International	NZD	2,689	1,833,196	1,834,137	—	(941)
South African Rand,
Expiring 04/17/19	BNP Paribas Securities Corp.	ZAR	9,936	677,000	687,036	—	(10,036)
Expiring 04/17/19	BNP Paribas Securities Corp.	ZAR	6,480	447,000	448,112	—	(1,112)
Expiring 04/17/19	BNP Paribas Securities Corp.	ZAR	4,840	333,000	334,667	—	(1,667)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	ZAR	2,077	143,000	143,613	—	(613)
Expiring 05/14/19	Bank of New York Mellon	ZAR	1,850	127,000	127,486	—	(486)
Expiring 05/14/19	Citibank, N.A.	ZAR	6,333	440,000	436,435	3,565	—
Expiring 05/30/19	Deutsche Bank AG	ZAR	47,730	3,428,929	3,282,838	146,091	—
South Korean Won,
Expiring 04/05/19	JPMorgan Chase Bank, N.A.	KRW	478,151	425,250	421,328	3,922	—
Swiss Franc,
Expiring 05/29/19	HSBC Bank PLC	CHF	113	114,088	114,528	—	(440)
Turkish Lira,
Expiring 04/10/19	Citibank, N.A.	TRY	5,432	980,000	960,727	19,273	—
Expiring 04/17/19	BNP Paribas Securities Corp.	TRY	5,127	894,000	899,452	—	(5,452)
Expiring 04/17/19	Citibank, N.A.	TRY	2,531	447,000	444,017	2,983	—
Expiring 05/28/19	BNP Paribas Securities Corp.	TRY	1,557	260,000	263,280	—	(3,280)
Expiring 06/17/19	Citibank, N.A.	TRY	785	130,000	130,857	—	(857)
Expiring 06/17/19	JPMorgan Chase Bank, N.A.	TRY	1,565	260,000	261,064	—	(1,064)

				$68,363,356	$65,578,989	2,862,718	(78,351)

						$2,913,965	$(1,892,402)

Cross currency exchange contract outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/19/19	Buy	CAD	4,556	NOK	29,167	$23,869	$ —	BNP Paribas Securities Corp.
06/19/19	Buy	CAD	435	NZD	470	5,701	—	Citibank, N.A.
06/19/19	Buy	EUR	4,482	MXN	97,933	84,190	—	BNP Paribas Securities Corp.
06/19/19	Buy	JPY	4,571	NZD	60	584	—	Citibank, N.A.
06/19/19	Buy	JPY	44,275	SEK	3,645	7,584	—	JP Morgan Securities LLC
06/19/19	Buy	JPY	28,971	SEK	2,385	4,970	—	Morgan Stanley & Co. International PLC

A426

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/19/19	Buy	JPY	185,231	CAD	2,241	$1,759	$—	Morgan Stanley & Co. International PLC
06/19/19	Buy	MXN	3,505	EUR	160	—	(2,556)	JP Morgan Securities LLC
06/19/19	Buy	MXN	23,808	EUR	1,087	—	(17,556)	JP Morgan Securities LLC
06/19/19	Buy	MXN	70,864	EUR	3,235	—	(51,671)	JP Morgan Securities LLC
06/19/19	Buy	NOK	29,263	CAD	4,556	—	(12,609)	The Toronto-Dominion Bank
06/19/19	Buy	NZD	60	JPY	4,515	—	(77)	Bank of New York Mellon
06/19/19	Buy	NZD	470	CAD	435	—	(5,267)	Goldman Sachs International
06/19/19	Buy	SEK	6,030	JPY	72,662	—	(7,254)	Citibank, N.A.

						$128,657	(96,990)

Credit default swap agreements outstanding at March 31, 2019:
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Beazer Homes USA, Inc.	06/20/20	5.000%(Q)	350	$(18,432)	$(31,840)	$13,408	Barclays Bank PLC
Dish DBS Corp	12/20/23	5.000%(Q)	372	8,811	18,862	(10,051)	Goldman Sachs International
Dish DBS Corp	12/20/23	5.000%(Q)	370	11,424	10,586	838	Goldman Sachs International
Frontier Communications Corp.	12/20/19	5.000%(Q)	179	7,776	18,892	(11,116)	JPMorgan Chase Bank, N.A.
HCA, Inc.	06/20/20	5.000%(Q)	505	(30,294)	(42,967)	12,673	JPMorgan Chase Bank, N.A.
HCA, Inc.	06/20/20	5.000%(Q)	150	(8,998)	(12,821)	3,823	JPMorgan Chase Bank, N.A.
KB Home	12/20/23	5.000%(Q)	352	(42,623)	(29,066)	(13,557)	JPMorgan Chase Bank, N.A.
Realogy Group LLC	12/20/23	5.000%(Q)	176	(2,240)	(1,613)	(627)	JPMorgan Chase Bank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	7,123	253,746	225,235	28,511	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	3,447	130,375	109,965	20,410	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	2,760	98,325	87,089	11,236	BNP Paribas S.A.
Republic of Brazil	06/20/24	1.000%(Q)	907	34,305	28,935	5,370	Citibank, N.A.
Republic of Brazil	06/20/24	1.000%(Q)	730	26,006	23,034	2,972	BNP Paribas S.A.
Republic of Colombia	06/20/24	1.000%(Q)	4,743	18,050	35,454	(17,404)	Citibank, N.A.
Republic of Philippines	06/20/24	1.000%(Q)	3,385	(67,027)	(62,334)	(4,693)	Citibank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	5,200	240,265	232,505	7,760	Goldman Sachs International
Republic of Turkey	06/20/24	1.000%(Q)	1,065	149,972	106,192	43,780	Deutsche Bank AG
Republic of Turkey	06/20/24	1.000%(Q)	1,027	144,593	104,078	40,515	Morgan Stanley & Co. International PLC
Republic of Turkey	06/20/24	1.000%(Q)	890	127,285	87,360	39,925	BNP Paribas S.A.
Republic of Turkey	06/20/24	1.000%(Q)	561	80,246	55,539	24,707	Goldman Sachs International
Republic of Turkey	06/20/24	1.000%(Q)	154	21,677	15,657	6,020	Goldman Sachs International
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	12,697	9,125	3,572	JPMorgan Chase Bank, N.A.
United Mexican States	06/20/20	1.000%(Q)	1,765	(12,040)	15,519	(27,559)	JPMorgan Chase Bank, N.A.

A427

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
United Mexican States	09/20/20	1.000%(Q)	1,765	$(12,984)	$23,388	$(36,372)	Bank of America, N.A.
United Mexican States	06/20/24	1.000%(Q)	4,479	47,818	70,933	(23,115)	HSBC Bank PLC
United Mexican States	06/20/24	1.000%(Q)	2,788	35,891	42,509	(6,618)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	1,156	12,339	18,304	(5,965)	HSBC Bank PLC
United Mexican States	06/20/24	1.000%(Q)	719	9,261	10,969	(1,708)	Citibank, N.A.

				$1,276,224	$1,169,489	$106,735

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	350	3.474%	$20,745	$29,259	$(8,514)	Barclays Bank PLC
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	167	3.474%	9,898	7,442	2,456	Goldman Sachs International
Beazer Homes USA, Inc.	06/20/23	5.000%(Q)	100	3.474%	5,939	4,572	1,367	Goldman Sachs International
United Mexican States	06/20/20	1.000%(Q)	1,765	0.468%	12,040	(18,087)	30,127	Bank of America, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	0.520%	12,984	(20,290)	33,274	JPMorgan Chase Bank, N.A.

					$61,606	$2,896	$58,710

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)	2,293	$ (151,581)	$ (162,369)	$ (10,788)
CDX.NA.HY.31.V1	12/20/23	5.000%(Q)	4,351	(182,418)	(298,669)	(116,251)
CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	22,700	(231,203)	(450,421)	(219,218)

				$ (565,202)	$ (911,459)	$(346,257)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,480	$ (11,091)	$461	$ (11,552)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,286	(9,642)	(968)	(8,674)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	919	(6,887)	184	(7,071)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	25,278	19,354	5,924	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(8,169)	11,466	(19,635)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(6,588)	9,380	(15,968)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(5,534)	7,767	(13,301)	Morgan Stanley & Co. International PLC

A428

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	$(4,655)	$6,535	$ (11,190)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(2,987)	4,602	(7,589)	Morgan Stanley & Co. International PLC

				$(30,275)	$58,781	$ (89,056)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$ (25,278)	$(16,565)	$(8,713)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	5,000	*	45,899	(167,075)	212,974	Morgan Stanley &Co. International PLC
CMBX.NA.8.A	10/17/57	2.000%(M)	160	*	229	(16,825)	17,054	Goldman Sachs International
CMBX.NA.8.A	10/17/57	2.000%(M)	198	*	283	(11,363)	11,646	Goldman Sachs International
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(9,541)	(9,750)	209	Morgan Stanley &Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(2,048)	(34,891)	32,843	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(1,024)	(17,736)	16,712	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(1,319)	(2,259)	940	JPMorgan Chase Bank, N.A.

					$7,201	$(276,464)	$283,665

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the

A429

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	35,808	03/15/24	1.114%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$245,077	$245,077
EUR	35,808	03/15/29	1.301%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(553,101)	(553,101)
GBP	24,640	03/15/24	3.410%(T)	U.K. Retail Price Index(1)(T)	—	130,802	130,802
GBP	7,440	03/15/24	3.443%(T)	U.K. Retail Price Index(2)(T)	—	(22,191)	(22,191)
GBP	24,640	03/15/29	3.488%(T)	U.K. Retail Price Index(2)(T)	—	(118,879)	(118,879)

					$—	$(318,292)	$(318,292)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	157,130	03/22/22	1.811%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$—	$(28,265)	$(28,265)
GBP	84,185	03/20/20	0.992%(S)	6 Month GBP LIBOR(1)(S)	55	(46,378)	(46,433)
GBP	87,860	03/22/22	1.248%(S)	6 Month GBP LIBOR(2)(S)	—	204,432	204,432
MXN	119,709	10/07/20	8.206%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	6,339	6,355
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	(35)	33,837	33,872
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	25,493	25,519
MXN	28,012	02/02/24	8.125%(M)	28 Day Mexican Interbank Rate(2)(M)	56	18,888	18,832
MXN	20,131	02/05/24	8.135%(M)	28 Day Mexican Interbank Rate(2)(M)	13	14,108	14,095

A430

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	$111	$(77,747)	$(77,858)
	6,030	03/29/21	2.327%(S)	3 Month LIBOR(1)(Q)	—	7,916	7,916
	3,042	04/01/21	2.350%(S)	3 Month LIBOR(1)(Q)	—	2,461	2,461
	4,470	04/02/21	2.390%(S)	3 Month LIBOR(2)(Q)	—	405	405
	620	08/25/25	2.131%(S)	3 Month LIBOR(2)(Q)	—	(7,586)	(7,586)
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	1,546	1,546
	447	12/24/28	2.855%(S)	3 Month LIBOR(1)(Q)	—	(20,116)	(20,116)
	4,571	01/08/29	2.690%(S)	3 Month LIBOR(2)(Q)	—	104,857	104,857
	2,566	01/08/29	2.716%(S)	3 Month LIBOR(1)(Q)	—	(64,880)	(64,880)
	368	01/29/29	2.808%(S)	3 Month LIBOR(1)(Q)	—	(12,378)	(12,378)
	394	01/31/29	2.764%(S)	3 Month LIBOR(1)(Q)	—	(11,652)	(11,652)
	1,927	02/26/29	2.690%(S)	3 Month LIBOR(2)(Q)	—	44,163	44,163
	2,005	03/19/29	2.640%(S)	3 Month LIBOR(2)(Q)	—	37,512	37,512
	1,089	03/22/29	2.559%(S)	3 Month LIBOR(1)(Q)	—	(12,480)	(12,480)
	950	03/26/29	2.447%(S)	3 Month LIBOR(2)(Q)	—	1,315	1,315
	1,743	04/02/29	2.425%(S)	3 Month LIBOR(1)(Q)	—	(1,798)	(1,798)
	1,620	04/26/29	3.264%(S)	3 Month LIBOR(1)(Q)	—	(143,641)	(143,641)
	1,136	04/26/29	3.348%(S)	3 Month LIBOR(2)(Q)	—	93,220	93,220
	383	04/26/29	3.232%(S)	3 Month LIBOR(1)(Q)	—	(27,450)	(27,450)
	1,776	06/12/29	2.932%(S)	3 Month LIBOR(1)(Q)	—	(79,269)	(79,269)

					$158	$62,852	$62,694

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	18,020	01/02/23	8.531%(T)	1 Day BROIS(2)(T)	$100,192	$—	$100,192	Citibank, N.A.
BRL	10,317	01/02/23	8.270%(T)	1 Day BROIS(2)(T)	16,677	—	16,677	JPMorgan Chase Bank, N.A.
BRL	9,831	01/02/23	8.345%(T)	1 Day BROIS(2)(T)	22,828	—	22,828	Goldman Sachs International
BRL	15,749	01/02/25	8.490%(T)	1 Day BROIS(2)(T)	992	—	992	Citibank, N.A.
BRL	7,938	01/02/25	8.557%(T)	1 Day BROIS(2)(T)	5,303	—	5,303	BNP Paribas S.A.

A431

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	$(38,296)	$(48)	$(38,248)	Citibank, N.A.
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	(114,191)	(140)	(114,051)	Goldman Sachs International
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	116,089	—	116,089	Bank of America, N.A.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	116,089	—	116,089	Bank of America, N.A.
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(5,100)	(34)	(5,066)	Bank of America, N.A.

					$220,583	$(222)	$220,805

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Bristow Group, Inc.(Q)	3 Month LIBOR minus 150 bps(Q)	BNP Paribas S.A.	11/19/19	(2)	$547	$ —	$547
Bristow Group, Inc.(Q)	3 Month LIBOR minus 150 bps(Q)	BNP Paribas S.A.	11/19/19	(5)	1,679	—	1,679
Canadian Natural Resources Ltd.(Q)	3 Month LIBOR minus 45 bps(Q)	BNP Paribas S.A.	11/27/19	(101)	4,032	—	4,032
Charter Communications, Inc.(M)	1 Month LIBOR plus 10 bps(M)	BNP Paribas S.A.	08/06/19	(79)	(1,358)	—	(1,358)
Charter Communications, Inc.(M)	1 Month LIBOR plus 5 bps(M)	BNP Paribas S.A.	08/27/19	(165)	4,033	—	4,033
Halcon Resources Corp.(M)	1 Month LIBOR minus 275 bps(M)	Citibank, N.A.	03/17/20	(36)	(3,672)	—	(3,672)
Halcon Resources Corp.(M)	1 Month LIBOR minus 275 bps(M)	Citibank, N.A.	03/19/20	(35)	(4,966)	—	(4,966)

A432

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
SPDR S&P Oil & Gas Exploration & Production ETF(M)	1 Month LIBOR minus 70 bps(M)	BNP Paribas S.A.	08/06/19	(98)	$(4,035)	$—	$(4,035)
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 75 bps(Q)	BNP Paribas S.A.	11/19/19	(5)	772	—	772
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 75 bps(Q)	BNP Paribas S.A.	11/19/19	(53)	8,010	—	8,010
Superior Energy Services, Inc.(Q)	3 Month LIBOR minus 45 bps(Q)	BNP Paribas S.A.	01/31/20	(50)	(5,291)	—	(5,291)
Weatherford International PLC(M)	1 Month LIBOR plus 7.5 bps(M)	BNP Paribas S.A.	08/30/19	(15)	(1,195)	—	(1,195)

					$(1,444)	$—	$(1,444)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Reverse Repurchase Agreements outstanding at March 31, 2019:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2019
BNP Paribas S.A.	2.600%	12/17/2018	$152,550	Open	$152,550
Credit Suisse Securities (USA) LLC	2.000%	01/29/2019	198,765	Open	198,765
Goldman Sachs & Co. LLC	0.500%	02/13/2019	631,694	Open	631,694
Barclays Capital, Inc.	2.400%	01/24/2019	797,138	Open	797,138
Bank of America	3.600%	03/29/2019	6,557,205	04/01/2019	6,557,205
Barclays Capital, Inc.	1.000%	03/15/2019	281,794	Open	281,794

			$8,619,146		$8,619,146

Open maturity date - Certain agreements have no stated maturity and can be terminated by either party at any time.

The aggregate value of Reverse Repurchase Agreements is $8,619,146. U.S. treasury securities and corporate bonds with a combined market value of $8,870,154 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of March 31, 2019.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Bank of America	$3,638,170	$—

JPMorgan Securities LLC	1,899,430	—

Morgan Stanley & Co International	286,000	—

Total	$5,823,600	$—

A433

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.6%
ASSET-BACKED SECURITIES — 27.7%

Automobiles — 12.3%
Ally Auto Receivables Trust, Series 2018-3, Class A2	2.720%		05/17/21	825	$825,047
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	324	322,568
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3	3.070%		12/19/22	1,490	1,497,163
Chesapeake Funding II LLC, Series 2019-1A, Class B, 144A	3.100%		04/15/31	400	402,111
Chesapeake Funding II LLC, Series 2019-1A, Class C, 144A	3.340%		04/15/31	380	380,076
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	202	202,208
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	2,980	2,972,986
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,089	2,085,631
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 144A	3.010%		02/16/27	2,725	2,727,093
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 144A	3.550%		08/15/27	1,830	1,851,766
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 144A	3.330%		02/15/28	2,230	2,244,727
Drive Auto Receivables Trust, Series 2018-2, Class A3	2.880%		06/15/21	1,686	1,686,163
Drive Auto Receivables Trust, Series 2018-4, Class A3	3.040%		11/15/21	440	440,329
Drive Auto Receivables Trust, Series 2019-2, Class A3	3.040%		03/15/23	1,340	1,343,195
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	621	619,587
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,697,914
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	370	369,243
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	548,176
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	1,332	1,325,123
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A	2.840%		09/15/21	5,840	5,844,827
Ford Credit Auto Owner Trust, Series 2018-A, Class A3	3.030%		11/15/22	1,000	1,007,278
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,225,517
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,790,999
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	416	415,666
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 144A	2.920%		07/15/21	1,190	1,191,824
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1 Month LIBOR + 0.700%, 144A	3.184	%(c)	05/17/21	3,250	3,251,886
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,371,110

A434

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.914	%(c)	04/18/22	3,070	$3,074,863
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 1 Month LIBOR + 0.320%	2.804	%(c)	10/17/22	3,100	3,101,548
Nissan Master Owner Trust Receivables, Series 2019-A, Class A, 1 Month LIBOR + 0.560%	3.051	%(c)	02/15/24	2,190	2,196,758
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	2,585	2,612,447
Prestige Auto Receivables Trust, Series 2017-1A, Class A3, 144A	2.050%		10/15/21	3,695	3,685,807
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3	3.030%		02/15/22	460	460,545
Santander Drive Auto Receivables Trust, Series 2019-1, Class A2A	2.910%		01/18/22	2,040	2,040,893
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3	2.960%		09/15/22	440	443,262
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	18	18,128
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 144A	1.880%		04/20/26	237	235,914

					60,510,378

Collateralized Debt Obligation — 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	4.184	%(c)	09/15/26	1,150	1,145,032
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.614	%(c)	05/15/28	1,430	1,429,605

					2,574,637

Collateralized Loan Obligations — 3.4%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.887	%(c)	07/15/26	1,526	1,526,425
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R2, 3 Month LIBOR + 0.890%, 144A	3.669	%(c)	04/16/27	950	948,052
ALM Ltd., Series 2015-17A, Class A1AR, 3 Month LIBOR + 0.930%, 144A	3.717	%(c)	01/15/28	3,250	3,233,588
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.815	%(c)	01/28/31	2,000	1,986,142
Halcyon Loan Advisors Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 1.080%, 144A	3.851	%(c)	07/25/27	1,490	1,489,176
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	2,455	2,437,965
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.981	%(c)	10/20/26	883	884,328
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class BR, 3 Month LIBOR + 1.500%, 144A	4.287	%(c)	03/20/25	490	483,233

A435

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Thacher Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class CR, 3 Month LIBOR + 2.200%, 144A	4.961	%(c)	10/20/26	570	$569,979
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.070%, 144A	3.831	%(c)	10/20/28	3,250	3,244,529

					16,803,417

Consumer Loans — 1.6%
Lendmark Funding Trust, Series 2018-1A, Class A, 144A	3.810%		12/21/26	2,190	2,218,755
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 144A	3.300%		03/14/29	405	406,882
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	646,383
PFS Financing Corp., Series 2018-B, Class A, 144A	2.890%		02/15/23	1,060	1,058,319
PFS Financing Corp., Series 2018-D, Class A, 144A	3.190%		04/17/23	2,580	2,594,623
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	885	877,949

					7,802,911

Credit Cards — 4.4%
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%		10/15/24	4,835	4,879,286
BA Credit Card Trust, Series 2018-A1, Class A1	2.700%		07/17/23	2,635	2,643,403
BA Credit Card Trust, Series 2018-A3, Class A3	3.100%		12/15/23	535	541,418
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1	2.840%		12/16/24	5,650	5,697,730
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5	2.680%		06/07/23	970	972,791
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1	2.490%		01/20/23	3,515	3,509,916
Discover Card Execution Note Trust, Series 2016-A3, Class A3	1.850%		10/16/23	1,125	1,109,748
Discover Card Execution Note Trust, Series 2019-A1, Class A1	3.040%		07/15/24	2,250	2,280,209

					21,634,501

Equipment — 0.2%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	1,013	1,007,446

Home Equity Loans — 0.3%
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2, 1 Month LIBOR + 0.740%	3.226	%(c)	08/25/32	97	93,983
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 144A	4.000	%(cc)	12/25/57	1,183	1,207,868
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A, 1 Month LIBOR + 0.360%	2.846	%(c)	11/25/34	97	89,910

					1,391,761

A436

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Other — 0.1%
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.634	%(c)	06/15/28	660	$659,836

Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A	2.606	%(c)	07/25/37	530	350,574
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500	%(cc)	04/25/57	2,013	1,994,995
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250	%(cc)	04/25/56	1,276	1,255,665

					3,601,234

Student Loans — 4.2%
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 144A	2.740%		02/15/29	1,222	1,216,326
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	1,244	1,232,934
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 Month LIBOR + 1.200%, 144A	3.684	%(c)	12/15/28	564	568,067
Navient Private Education Loan Trust, Series 2018-BA, Class A1, 1 Month LIBOR + 0.350%, 144A	2.834	%(c)	12/15/59	2,103	2,102,897
Navient Private Education Refi Loan Trust, Series 2019-A, Class A1, 144A	3.030%		01/15/43	1,020	1,023,574
Navient Student Loan Trust, Series 2018-EA, Class A2, 144A	4.000%		12/15/59	310	322,528
SLC Student Loan Trust, Series 2006-2, Class A5, 3 Month LIBOR + 0.100%	2.711	%(c)	09/15/26	890	889,162
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, 3 Month LIBOR + 0.400%	3.011	%(c)	06/15/33	3,750	3,705,225
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	43	43,036
SLM Student Loan Trust, Series 2005-3, Class A5, 3 Month LIBOR + 0.090%	2.861	%(c)	10/25/24	498	497,004
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,038	1,032,697
SMB Private Education Loan Trust, Series 2018-A, Class A2A, 144A	3.500%		02/15/36	2,490	2,538,232
SMB Private Education Loan Trust, Series 2018-B, Class A2B, 1 Month LIBOR + 0.720%, 144A	3.204	%(c)	01/15/37	1,440	1,433,686
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	858	854,203
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	656	651,035
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	456	449,565
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	419	411,091
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	890	885,490

A437

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	843	$845,276

					20,702,028

TOTAL ASSET-BACKED SECURITIES
(cost $136,658,975)					136,688,149

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.7%
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	3,334	3,332,680
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A2	2.723%		07/15/49	2,150	2,145,282
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,593,406
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,260,772
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.534	%(c)	03/15/28	960	958,195
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,149	1,144,897
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	1,182	1,205,954
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	4,369	4,513,659
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	3.274	%(c)	07/15/32	1,260	1,260,002
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.640	%(cc)	06/10/44	1,248	1,264,772
Commercial Mortgage Trust, Series 2012-CR4, Class ASB	2.436%		10/15/45	1,087	1,078,927
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	2,777	2,838,152
Commercial Mortgage Trust, Series 2014-CR17, Class ASB	3.598%		05/10/47	3,150	3,212,315
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	3.349	%(c)	02/13/32	2,500	2,500,002
Commercial Mortgage Trust, Series 2014-UBS3, Class ASB	3.367%		06/10/47	2,210	2,240,880
Commercial Mortgage Trust, Series 2014-UBS5, Class ASB	3.548%		09/10/47	800	816,502
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	2,340	2,369,785
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,194,037
Commercial Mortgage Trust, Series 2015-CR24, Class ASB	3.445%		08/10/48	1,005	1,025,281
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,364	4,392,530
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.792	%(cc)	01/15/49	1,768	152,805
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,529,298
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	1,045	1,040,693
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	0.975	%(cc)	01/25/26	6,205	331,686

A438

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GRACE Mortgage Trust, Series 2014-GRCE, Class A, 144A	3.369%		06/10/28	6,525	$6,593,511
Great Wolf Trust, Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A	3.484	%(c)	09/15/34	790	788,023
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,322	2,346,369
GS Mortgage Securities Trust, Series 2013-KING, Class A, 144A	2.706%		12/10/27	2,541	2,536,979
GS Mortgage Securities Trust, Series 2017-500K, Class A, 1 Month LIBOR + 0.700%, 144A	3.184	%(c)	07/15/32	2,227	2,222,862
GS Mortgage Securities Trust, Series 2019-GC38, Class A2	3.872%		02/10/52	678	707,440
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2003-C1, Class F, 144A	5.438	%(cc)	01/12/37	1,052	1,077,617
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB	2.554%		04/15/46	2,222	2,213,577
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	0.864	%(cc)	09/15/47	6,362	234,601
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB	3.657%		09/15/47	765	784,116
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	3,030	3,023,045
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	434	433,671
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,196,569
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 144A	4.248%		07/05/33	430	452,198
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	2,754	2,774,747
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,048,683
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB	3.323%		10/15/48	1,385	1,405,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.748	%(cc)	12/15/49	4,901	217,486
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 144A	3.350%		07/13/29	1,000	1,012,633
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	3.439	%(c)	06/15/35	750	742,592
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	3.434	%(c)	06/15/37	310	310,295
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	3.284	%(c)	07/15/34	77	76,712
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	787	783,845
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB	3.477%		08/15/50	1,545	1,571,609
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	3,000	2,994,850
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class ASB	3.324%		01/15/59	1,656	1,685,860
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	825	824,543

A439

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB	3.393%	08/15/47	1,605	$1,621,197
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class A2	2.863%	11/15/47	1,507	1,505,319

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $94,031,723)				92,588,648

CORPORATE BONDS — 34.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500%	10/01/20	505	509,353
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	175	178,041

				687,394

Aerospace & Defense — 1.0%
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%	01/15/28	1,415	1,391,372
Rockwell Collins, Inc., Sr. Unsec’d. Notes	2.800%	03/15/22	224	223,452
United Technologies Corp., Sr. Unsec’d. Notes	3.350%	08/16/21	1,100	1,114,715
United Technologies Corp., Sr. Unsec’d. Notes	3.650%	08/16/23	2,100	2,155,572

				4,885,111

Agriculture — 0.7%
Altria Group, Inc., Gtd. Notes	3.490%	02/14/22	275	279,316
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.764%	08/15/22	3,350	3,294,505

				3,573,821

Airlines — 0.4%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	155	153,639
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	863	861,420
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%	10/01/19	983	1,001,066

				2,016,125

Auto Manufacturers — 2.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.500%	07/05/19	975	971,748
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.700%	08/03/20	510	508,169
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19	1,915	1,909,452
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.085%	01/07/21	485	493,788
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	845	841,206
General Motors Financial Co., Inc., Gtd. Notes	3.250%	01/05/23	740	725,555
General Motors Financial Co., Inc., Gtd. Notes	3.550%	04/09/21	95	95,520
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	845	851,906
General Motors Financial Co., Inc., Gtd. Notes	4.200%	03/01/21	1,105	1,120,797
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.150%	06/19/23	575	580,392
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150%	02/26/20	570	564,975
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	1.750%	09/27/19	505	502,252
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20	640	635,438

A440

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.125%		03/03/20	1,010	$1,000,546
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20	1,700	1,690,201
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.125%		05/23/19	1,500	1,498,263

					13,990,208

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	284	283,312

Banks — 9.9%
Bancolombia SA (Colombia), Sr. Unsec’d. Notes	5.950%		06/03/21	1,240	1,306,960
Bank of America Corp., Sr. Unsec’d. Notes	2.738	%(ff)	01/23/22	743	740,118
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369	%(ff)	07/21/21	1,215	1,206,715
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	2,465	2,496,295
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.503%		10/21/22	1,055	1,041,639
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.881	%(ff)	04/24/23	185	184,434
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610	%(ff)	02/15/23	810	826,707
Capital One NA, Sr. Unsec’d. Notes	1.850%		09/13/19	450	447,964
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20	1,005	999,946
Citigroup, Inc., Sr. Unsec’d. Notes	3.142	%(ff)	01/24/23	60	60,207
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	720	716,645
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		10/30/20	2,305	2,285,318
Citizens Bank NA, Sr. Unsec’d. Notes	3.250%		02/14/22	380	383,507
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.550%		05/13/21	500	496,455
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	2.050%		09/18/20	535	529,361
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	1,891,473
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	730	731,856
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%		02/04/21	1,095	1,099,198
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	590	593,189
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.600%		06/15/22	330	327,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	1,065	1,062,690
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262	%(ff)	03/13/23	1,110	1,112,714
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,136,043
Huntington National Bank (The), Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,457,255
Huntington National Bank (The), Sr. Unsec’d. Notes	3.125%		04/01/22	260	261,947
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.776	%(ff)	04/25/23	440	437,422
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	120	119,950
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.797	%(ff)	07/23/24	1,075	1,103,799
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	700	701,358
JPMorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%	3.225	%(c)	06/18/22	1,585	1,583,179
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	2.604	%(ff)	02/01/21	400	399,062

A441

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	%(ff)	04/26/21	3,145	$3,151,036
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.950%		03/01/21	1,105	1,106,890
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.535%		07/26/21	245	248,594
Morgan Stanley, Sr. Unsec’d. Notes	3.737	%(ff)	04/24/24	735	749,644
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.125%		01/23/23	1,200	1,203,660
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	820	815,044
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	800	803,316
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.700%		03/28/22	695	703,263
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.450%		12/03/21	700	721,238
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373	%(ff)	01/05/24	565	553,718
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	1,388	1,421,265
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%		01/11/22	925	925,804
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%		01/27/22	1,170	1,166,247
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, MTN	3.350%		05/24/21	715	723,093
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859	%(ff)	08/15/23	910	896,529
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	1,190	1,184,231
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.750%		01/24/24	805	828,407
Wells Fargo Bank NA, Sr. Unsec’d. Notes	3.325	%(ff)	07/23/21	1,780	1,792,281
Westpac Banking Corp. (Australia), Covered Bonds, 144A	3.150%		01/16/24	2,345	2,386,511

					49,121,960

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750%		01/23/29	450	479,429
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.597%		05/25/28	390	406,489

					885,918

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	375	382,124

Commercial Services — 0.1%
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%		06/01/23	550	558,333

Computers — 0.7%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	160	164,154
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%		06/15/23	2,155	2,297,096
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	1,070	1,065,518

					3,526,768

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.300%		01/23/23	385	377,867
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.250%		07/01/20	450	456,065

A442

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%		05/15/21	275	$280,945
Air Lease Corp., Sr. Unsec’d. Notes	3.375%		06/01/21	1,335	1,341,220
American Express Co., Sr. Unsec’d. Notes	2.500%		08/01/22	970	958,664
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%		10/30/20	510	507,080
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	1,130	1,115,999
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	748,967
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,295	1,295,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.011%		12/23/10	4,200	79,800

					7,161,607

Electric — 2.3%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%		06/15/23	455	464,030
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.150%		11/13/20	1,175	1,163,982
American Electric Power Co., Inc., Series I, Sr. Unsec’d. Notes	3.650%		12/01/21	550	561,062
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	260	253,735
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600%		11/01/21	500	507,395
Centrais Eletricas Brasileiras SA (Brazil), Sr. Unsec’d. Notes, 144A	5.750%		10/27/21	1,300	1,332,500
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	323,205
DTE Energy Co., Series D, Sr. Unsec’d. Notes	3.700%		08/01/23	540	552,813
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%		10/15/23	975	1,010,670
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	658,704
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	625	617,748
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200%		10/01/19	535	540,941
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.850%		07/15/22	557	553,088
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%		11/15/22	290	284,764
Sempra Energy, Sr. Unsec’d. Notes	1.625%		10/07/19	855	848,917
Sempra Energy, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.287	%(c)	01/15/21	805	798,229
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.000%		06/30/19	385	386,825
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%		06/15/21	625	632,383

					11,490,991

Electronics — 0.2%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	849,562

Foods — 0.7%
Conagra Brands, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%	3.511	%(c)	10/22/20	1,365	1,363,344
General Mills, Inc., Sr. Unsec’d. Notes	3.700%		10/17/23	65	66,624
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	3.319	%(c)	04/16/21	690	688,709
Kraft Heinz Foods Co., Gtd. Notes	3.500%		06/06/22	485	490,291
Mars, Inc., Gtd. Notes, 144A	2.700%		04/01/25	900	895,667

					3,504,635

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	1,215	1,220,083
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	774,412

A443

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.476	%(c)	12/29/20	1,875	$1,875,172

					3,869,667

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	3.125%		05/15/22	355	357,931

Home Builders — 0.3%
Lennar Corp., Gtd. Notes(a)	4.500%		06/15/19	1,500	1,500,000

Insurance — 0.4%
Aon PLC, Gtd. Notes	2.800%		03/15/21	485	483,978
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	566	603,899
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	490	493,125
Willis Towers Watson PLC, Gtd. Notes	5.750%		03/15/21	282	295,275

					1,876,277

Internet — 0.2%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%		07/06/22	1,055	1,041,863

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%		10/15/20	620	631,363

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	2.875%		03/01/21	345	344,419

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%		07/23/22	1,233	1,275,676
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.500%		02/01/24	936	973,543
Comcast Corp., Gtd. Notes	3.150%		02/15/28	585	572,432
Comcast Corp., Gtd. Notes(a)	4.150%		10/15/28	305	321,024
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%		08/15/24	350	348,411
Discovery Communications LLC, Gtd. Notes	3.300%		05/15/22	960	964,268
Sky Ltd. (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19	2,810	2,805,109
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%		04/01/19	220	220,000

					7,480,463

Mining — 0.1%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.125%		04/15/21	343	346,293

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes(a)	3.500%		08/20/20	644	640,780

Oil & Gas — 2.0%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	507	507,400
Apache Corp., Sr. Unsec’d. Notes	3.625%		02/01/21	159	160,833
Concho Resources, Inc., Gtd. Notes	4.375%		01/15/25	1,490	1,531,619
Continental Resources, Inc., Gtd. Notes(a)	4.500%		04/15/23	1,245	1,288,801
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	875	883,332

A444

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Empresa Nacional del Petroleo (Chile), Sr. Unsec’d. Notes, 144A	5.250%	08/10/20	700	$713,132
Encana Corp. (Canada), Gtd. Notes	3.900%	11/15/21	1,000	1,018,110
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	600	597,541
Newfield Exploration Co., Gtd. Notes	5.750%	01/30/22	2,290	2,443,682
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	736	742,770

				9,887,220

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	805	799,753

Packaging & Containers — 0.2%
WRKCo, Inc., Gtd. Notes	3.000%	09/15/24	750	737,071
WRKCo, Inc., Gtd. Notes	3.750%	03/15/25	245	247,192

				984,263

Pharmaceuticals — 2.0%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	185	184,621
AbbVie, Inc., Sr. Unsec’d. Notes	3.750%	11/14/23	1,400	1,437,193
Allergan Finance LLC, Gtd. Notes	3.250%	10/01/22	525	525,003
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	3,500	3,531,518
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	600	598,013
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	550	558,844
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	975	987,920
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	415	409,879
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800%	11/26/20	470	476,817
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.000%	11/26/28	895	970,231

				9,680,039

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500%	12/01/22	535	540,403
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	460	472,650
Enbridge Energy Partners LP, Gtd. Notes	5.200%	03/15/20	590	602,770
Enbridge, Inc. (Canada), Gtd. Notes	2.900%	07/15/22	60	59,825
Energy Transfer Operating LP, Gtd. Notes	3.600%	02/01/23	370	373,087
Energy Transfer Operating LP, Gtd. Notes	4.150%	10/01/20	2,060	2,093,177
Energy Transfer Operating LP, Gtd. Notes	4.500%	04/15/24	132	137,629
Kinder Morgan, Inc., Gtd. Notes	4.300%	03/01/28	805	831,563
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	745	769,887
MPLX LP, Sr. Unsec’d. Notes	4.800%	02/15/29	270	284,224
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	227	250,161
Spectra Energy Partners LP, Gtd. Notes	4.750%	03/15/24	200	212,638
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.500%	02/15/20	265	269,507
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	3.750%	10/16/23	130	133,917
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	1,050	1,068,935

A445

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	740	$781,138

				8,881,511

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	155	157,127
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	555	550,758

				707,885

Retail — 0.2%
Walgreen Co., Gtd. Notes	3.100%	09/15/22	760	764,948

Semiconductors — 1.4%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.850%	03/12/20	5	5,002
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	1,845	1,835,130
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.625%	10/15/24	1,000	992,180
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	1,080	1,080,154
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	668	677,439
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	965	977,169
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	665	677,768
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625%	06/15/22	400	413,840
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900%	05/20/24	180	176,940

				6,835,622

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	880	897,015
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	975	999,893
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	09/20/21	272	271,793
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	03/20/25	860	869,675
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.875%	02/08/29	175	179,188
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	429	471,560

				3,689,124

Transportation — 0.3%
CSX Corp., Sr. Unsec’d. Notes	3.700%	10/30/20	690	698,850
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19	410	409,194
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%	06/09/23	560	573,345

				1,681,389

Trucking & Leasing — 0.9%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A(a)	2.875%	01/20/22	1,085	1,068,490
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	1,390	1,388,107

A446

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.700%		03/14/23	615	$600,943
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%		02/01/22	869	872,389
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.250%		01/17/23	370	382,210

					4,312,139

TOTAL CORPORATE BONDS (cost $167,846,849)					169,230,818

MUNICIPAL BONDS — 0.5%

South Carolina — 0.5%
South Carolina Public Service Authority, Revenue Bonds	2.388%		12/01/23	1,570	1,520,215
South Carolina Public Service Authority, Revenue Bonds	3.722%		12/01/23	900	918,081

TOTAL MUNICIPAL BONDS (cost $2,355,801)					2,438,296

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	18	18,264
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.462	%(cc)	04/25/22	256	252,123
Banc of America Funding Trust, Series 2004-A, Class 1A3	4.746	%(cc)	09/20/34	64	65,064
Banc of America Funding Trust, Series 2005-D, Class A1	4.633	%(cc)	05/25/35	102	106,204
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	505	428,400
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	5.026	%(cc)	04/25/33	20	19,998
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	4.886	%(cc)	01/25/34	117	120,176
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	4.683	%(cc)	02/25/34	102	103,852
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	4.119	%(cc)	11/25/34	1,632	1,457,394
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	4.249	%(cc)	01/25/36	1,154	1,160,239
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%	4.680	%(c)	09/25/35	172	174,835
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%	3.890	%(c)	09/25/35	41	39,885
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%	3.166	%(c)	02/25/35	327	322,968
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	347	349,977

A447

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1, 1 Month LIBOR + 0.580%	3.066	%(c)	04/25/35	396	$364,032
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.838	%(cc)	04/25/35	530	475,100
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	4.016	%(cc)	06/25/33	252	251,634
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%	3.336	%(c)	11/25/29	1,244	1,245,508
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	6	6,904
Fannie Mae REMICS, Series 2004-11, Class A, 1 Month LIBOR + 0.120%	2.606	%(c)	03/25/34	75	74,651
Fannie Mae REMICS, Series 2006-5, Class 3A2 .	4.393	%(c)	05/25/35	71	74,123
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	791	910,704
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	527	614,535
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	3.797	%(c)	07/25/44	524	527,006
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	3.597	%(c)	10/25/44	1,873	1,892,315
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.530	%(c)	12/25/36	208	207,613
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,343	1,351,425
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	4.617	%(cc)	06/25/34	57	58,331
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	4.508	%(cc)	06/25/34	261	259,213
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101	%(c)	08/25/60	1,424	1,418,059
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1, 1 Month LIBOR + 0.460%	2.946	%(c)	06/25/45	259	238,870
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.591	%(cc)	06/25/34	32	31,784
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.445	%(cc)	11/25/35	241	223,505
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	4.519	%(cc)	08/19/34	514	507,583
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	4.628	%(cc)	11/25/33	128	132,497
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	4.329	%(cc)	07/25/35	167	170,791
Lanark Master Issuer PLC (United Kingdom), Series 2019-1A, Class 1A1, 3 Month LIBOR + 0.770%, 144A	3.467	%(c)	12/22/69	845	847,403
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250	%(cc)	09/25/56	406	404,954
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167	%(c)	07/15/58	1,920	1,912,393

A448

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	59	$58,070
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	4.972	%(cc)	01/25/34	167	158,855
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1 Month LIBOR + 0.340%, 144A	2.826	%(c)	06/25/35	568	545,437
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA	3.500%		11/25/57	1,376	1,394,743
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000	%(cc)	12/25/47	1,192	1,202,582
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	2.732	%(c)	07/19/35	248	242,266
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A, 1 Month LIBOR + 0.460%	2.946	%(c)	04/25/45	492	494,405
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%	3.397	%(c)	08/25/46	359	335,192
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	4.903	%(cc)	12/25/33	42	43,573
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	5.085	%(cc)	02/25/35	202	206,075

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $23,647,173)					23,501,510

SOVEREIGN BONDS — 1.5%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%		06/25/19	EUR 1,210	1,370,816
Italy Buoni Poliennali Del Tesoro (Italy), Sr. Unsec’d. Notes	0.100%		04/15/19	EUR 2,900	3,252,785
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.350%		11/01/23	623	643,079
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400%		10/17/23	2,200	2,276,700

TOTAL SOVEREIGN BONDS (cost $7,613,512)					7,543,380

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corp	2.500%		11/01/27	2,739	2,738,384
Federal Home Loan Mortgage Corp	3.000%		TBA	7,000	7,067,529
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401%	4.329	%(c)	07/01/29	18	18,429
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.260%	4.802	%(c)	01/01/34	21	22,161
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335%	4.835	%(c)	12/01/26	7	7,071
Federal National Mortgage Assoc.	2.500%		TBA	605	601,391
Federal National Mortgage Assoc.	2.500%		11/01/31	6,307	6,277,403
Federal National Mortgage Assoc.	2.500%		11/01/31	118	117,356
Federal National Mortgage Assoc.	2.500%		04/01/32	27	26,593
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	2.667	%(c)	06/01/45	3,957	3,976,418
Federal National Mortgage Assoc.	3.000%		07/01/27	23	23,051

A449

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%		02/01/30	859	$868,259
Federal National Mortgage Assoc.	3.000%		05/01/30	18	17,892
Federal National Mortgage Assoc.	3.000%		09/01/30	1,657	1,675,561
Federal National Mortgage Assoc.	3.000%		11/01/30	19	19,614
Federal National Mortgage Assoc.	3.000%		12/01/30	26	26,215
Federal National Mortgage Assoc.	3.000%		04/01/31	22	22,383
Federal National Mortgage Assoc.	3.000%		12/01/31	117	118,025
Federal National Mortgage Assoc.	3.000%		09/01/32	90	91,309
Federal National Mortgage Assoc.	3.000%		11/01/32	911	920,875
Federal National Mortgage Assoc.	3.000%		01/01/33	883	892,875
Federal National Mortgage Assoc.	3.000%		01/01/33	795	804,560
Federal National Mortgage Assoc.	3.000%		01/01/33	193	195,156
Federal National Mortgage Assoc.	3.000%		11/01/33	848	858,059
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	3.143	%(c)	06/01/45	2,335	2,363,223
Federal National Mortgage Assoc.	3.500%		TBA	1,500	1,534,160
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,089,975
Federal National Mortgage Assoc.	4.000%		03/01/34	175	181,560
Federal National Mortgage Assoc.	4.000%		12/01/41	366	380,888
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270%	4.145	%(c)	04/01/32	6	6,403
Federal National Mortgage Assoc., 6 Month LIBOR + 1.630%	4.400	%(c)	01/01/25	2	1,534
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,049,428
Federal National Mortgage Assoc.	4.500%		06/01/39	21	22,526
Federal National Mortgage Assoc.	4.500%		08/01/40	37	39,112
Federal National Mortgage Assoc.	4.500%		02/01/41	61	64,514
Federal National Mortgage Assoc.	4.500%		12/01/41	188	199,080
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.276%	4.775	%(c)	12/01/29	21	21,544
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%.	5.000	%(c)	04/01/24	2	2,415
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.375	%(c)	01/20/26	21	21,237
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.625	%(c)	05/20/24	20	20,137
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.625	%(c)	06/20/26	11	11,191
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.750	%(c)	07/20/24	3	2,701
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	4.125	%(c)	11/20/29	45	46,142

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,429,583)					38,444,339

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Notes	1.375%		03/31/20	25,000	24,745,117
U.S. Treasury Notes	1.625%		03/15/20	4,000	3,970,469
U.S. Treasury Notes	2.375%		03/15/22	3,000	3,013,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,704,495)					31,728,711

A450

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $502,288,111)		$502,163,851

	Shares
SHORT-TERM INVESTMENTS — 2.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	6,760,110	6,760,110
PGIM Institutional Money Market Fund (cost $4,705,528; includes $4,693,274 of cash collateral for securities on loan)(b)(w)	4,704,149	4,705,090

TOTAL SHORT-TERM INVESTMENTS (cost $11,465,638)		11,465,200

TOTAL INVESTMENTS — 103.9% (cost $513,753,749)		513,629,051
Liabilities in excess of other assets(z) — (3.9)%		(19,288,839)

NET ASSETS — 100.0%		$494,340,212

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,606,557; cash collateral of $4,693,274 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	04/15/19	(5,185)	$(5,232,682)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,001	2 Year U.S. Treasury Notes	Jun. 2019	$213,306,844	$749,109

Short Positions:
419	5 Year U.S. Treasury Notes	Jun. 2019	48,531,984	(366,806)
15	10 Year Euro-Bund	Jun. 2019	2,798,892	(2,872)

A451

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
65	10 Year U.S. Treasury Notes	Jun. 2019	$8,074,219	$(24,155)
43	10 Year U.S. Ultra Treasury Notes	Jun. 2019	5,709,594	(81,230)
4	20 Year U.S. Treasury Bonds	Jun. 2019	598,625	(18,028)
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	504,000	(17,379)

				(510,470)

				$238,639

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Canadian Dollar,
Expiring 06/19/19	The Toronto-Dominion Bank	CAD	1,652	$1,240,000	$1,239,029	$971	$—
Euro,
Expiring 04/04/19	HSBC Bank PLC	EUR	933	1,068,347	1,047,127	21,220	—
Expiring 04/15/19	Nomura International PLC	EUR	2,900	3,423,994	3,257,749	166,245	—
Expiring 05/06/19	HSBC Bank PLC	EUR	745	839,438	838,418	1,020	—

				$6,571,779	$6,382,323	189,456	—

						$189,456	$—

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
								JPMorgan Chase
British American Tobacco PLC	12/20/23	1.000	%(Q)	EUR 406	$(3,821)	$(191)	$(3,630)	Bank, N.A.
								JPMorgan Chase
British American Tobacco PLC	12/20/23	1.000	%(Q)	EUR 271	(2,551)	(128)	(2,423)	Bank, N.A.
								JPMorgan Chase
British American Tobacco PLC	12/20/23	1.000	%(Q)	EUR 270	(1,955)	(979)	(976)	Bank, N.A.
								Goldman Sachs
CBS Corp	06/20/24	1.000	%(Q)	750	(8,531)	(5,700)	(2,831)	International
								Goldman Sachs
Hess Corporation	06/20/24	1.000	%(Q)	1,000	8,962	13,581	(4,619)	International
Hess Corporation	06/20/24	1.000	%(Q)	850	7,617	16,189	(8,572)	BNP Paribas S.A.
Kraft Heinz Foods Co.	06/20/24	1.000	%(Q)	258	1,046	4,902	(3,856)	BNP Paribas S.A.
Kraft Heinz Foods Co.	06/20/24	1.000	%(Q)	52	211	934	(723)	BNP Paribas S.A.

					$978	$28,608	$(27,630)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
									JPMorgan Chase
Altria Group Inc.	12/20/23	1.000	%(Q)	441	0.621%	$7,603	$4,119	$3,484	Bank, N.A.
									JPMorgan Chase
Altria Group Inc.	12/20/23	1.000	%(Q)	295	0.621%	5,086	2,752	2,334	Bank, N.A.

A452

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Altria Group Inc.	12/20/23	1.000	%(Q)	294	0.621%	$5,068	$3,511	$1,557	JPMorgan Chase Bank, N.A.
Anadarko Petroleum Corp.	06/20/24	1.000	%(Q)	850	1.139%	(5,457)	(14,207)	8,750	BNP Paribas S.A.
Boeing Co.	12/20/23	1.000	%(Q)	394	0.452%	9,807	10,256	(449)	BNP Paribas S.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	290	2.220%	34,866	34,851	15	JPMorgan Chase Bank, N.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	232	2.220%	27,893	28,553	(660)	JPMorgan Chase Bank, N.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	161	2.220%	19,357	18,924	433	JPMorgan Chase Bank, N.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	161	2.220%	19,357	19,665	(308)	JPMorgan Chase Bank, N.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	161	2.220%	19,357	19,665	(308)	JPMorgan Chase Bank, N.A.
Ford Motor Credit Co. LLC	12/20/23	5.000	%(Q)	116	2.220%	13,947	13,423	524	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	287	1.373%	46,041	45,090	951	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	181	1.373%	29,036	28,711	325	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	181	1.373%	29,036	29,745	(709)	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	181	1.373%	29,036	29,745	(709)	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	144	1.373%	23,101	22,435	666	JPMorgan Chase Bank, N.A.
General Motors Co.	12/20/23	5.000	%(Q)	144	1.373%	23,047	22,742	305	JPMorgan Chase Bank, N.A.
Verizon Communi- cations, Inc.	06/20/24	1.000	%(Q)	750	0.636%	13,623	13,783	(160)	Goldman Sachs International

						$349,804	$333,763	$16,041

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.31.V3	12/20/23	5.000	%(Q)	5,586	$222,429	$383,427	$160,998

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.32.V1	06/20/24	1.000	%(Q)	2,835	0.630%	$(45,582)	$(51,286)	$(5,704)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make

A453

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
11,000	02/29/20	1.359	%(S)	3 Month	$—	$132,961	$132,961
				LIBOR(1)(Q)
10,910	02/29/20	1.374	%(S)	3 Month	—	130,336	130,336
				LIBOR(1)(Q)
5,880	02/29/20	1.318	%(S)	3 Month	—	73,691	73,691
				LIBOR(1)(Q)
5,440	02/29/20	1.350	%(S)	3 Month	—	66,496	66,496
				LIBOR(1)(Q)
5,440	02/29/20	1.320	%(S)	3 Month	—	60,743	60,743
				LIBOR(1)(Q)
4,840	02/29/20	1.318	%(S)	3 Month	—	60,547	60,547
				LIBOR(1)(Q)
21,755	05/31/20	1.622	%(S)	3 Month	—	(157,612)	(157,612)
				LIBOR(2)(Q)
34,890	03/15/21	2.580	%(S)	3 Month	(14,394)	(132,489)	(118,095)
				LIBOR(1)(Q)

					$(14,394)	$234,673	$249,067

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse
Securities (USA)
LLC	$931,017	$—

A454

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%

UNAFFILIATED EXCHANGE TRADED FUNDS**
iShares Core MSCI EAFE ETF	23,933	$1,454,408
iShares Core MSCI Emerging Markets ETF	9,296	480,696
iShares Core S&P 500 ETF	13,601	3,870,301
iShares Core S&P Small-Cap ETF	4,159	320,867
iShares Core S&P Total U.S. Stock Market ETF	25,266	1,627,130
iShares Edge MSCI Minimum Volatility USA ETF	11,271	662,735
iShares Edge MSCI USA Momentum Factor ETF	4,550	510,419
iShares Global Tech ETF	5,582	954,913
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	9,591	1,141,904
iShares Intermediate-Term Corporate Bond ETF(a)	20,059	1,106,053
iShares JPMorgan USD Emerging Markets Bond ETF	7,251	798,045
iShares Short Maturity Bond ETF(a)	38,019	1,910,075
iShares U.S. Treasury Bond ETF	50,457	1,273,535

TOTAL LONG-TERM INVESTMENTS (cost $15,891,711)		16,111,081

	Shares	Value

SHORT-TERM INVESTMENTS — 21.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,300,787	$1,300,787
PGIM Institutional Money Market Fund (cost $2,214,010; includes $2,212,069 of cash collateral for securities on loan)(b)(w)	2,213,418	2,213,861

TOTAL SHORT-TERM INVESTMENTS (cost $3,514,797)		3,514,648

TOTAL INVESTMENTS — 121.7% (cost $19,406,508)		19,625,729
Liabilities in excess of other assets — (21.7)%		(3,498,729)

NET ASSETS — 100.0%		$16,127,000

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,165,588; cash collateral of $2,212,069 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A455

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.9%

UNAFFILIATED EXCHANGE TRADED FUNDS**
iShares Core MSCI EAFE ETF	40,649	$2,470,240
iShares Core MSCI Emerging Markets ETF .	17,084	883,413
iShares Core S&P 500 ETF	14,893	4,237,952
iShares Core S&P Small-Cap ETF	6,667	514,359
iShares Core S&P Total U.S. Stock Market ETF	35,862	2,309,513
iShares Edge MSCI Minimum Volatility USA ETF	15,251	896,759
iShares Edge MSCI USA Momentum Factor ETF	6,355	712,904
iShares Global Tech ETF	8,299	1,419,710
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,856	1,411,575
iShares S&P MidCap 400 Index Fund(a)	4,717	893,400
iShares Short Maturity Bond ETF	20,952	1,052,628
iShares U.S. Treasury Bond ETF	34,837	879,286

TOTAL LONG-TERM INVESTMENTS (cost $17,487,728)		17,681,739

	Shares	Value

SHORT-TERM INVESTMENTS — 9.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,334,827	$1,334,827
PGIM Institutional Money Market Fund (cost $270,990; includes $269,743 of cash collateral for securities on loan)(b)(w)	270,909	270,963

TOTAL SHORT-TERM INVESTMENTS (cost $1,605,817)		1,605,790

TOTAL INVESTMENTS — 109.0% (cost $19,093,545)		19,287,529
Liabilities in excess of other assets — (9.0)%		(1,585,923)

NET ASSETS — 100.0%		$17,701,606

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

**	Investment is an affiliate of the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $265,160; cash collateral of $269,743 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A456

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 85.9%

ASSET-BACKED SECURITIES — 13.4%

Automobiles — 4.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%	07/20/20	267	$266,449
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%	02/15/22	79	78,648
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%	01/20/23	58	57,931
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	1,200	1,196,727
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 144A	2.260%	11/15/25	500	499,752
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%	11/15/21	600	597,000
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944%(c)	11/15/21	700	701,032
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 3 Month LIBOR + 0.640%	3.124%(c)	06/15/21	300	300,239
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 3 Month LIBOR + 0.310%	2.794%(c)	04/15/21	118	118,008
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%	12/14/21	817	814,304
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A, 144A	2.020%	03/20/20	44	44,230

				4,674,320

Collateralized Loan Obligations — 6.9%
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.949%(c)	12/05/25	2,000	2,000,670
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	4.127%(c)	04/13/27	2,000	2,001,417
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%(c)	01/15/28	250	248,265
OHA Loan Funding Ltd. (Cayman Islands), Series 2012-1A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122%(c)	01/23/27	2,000	2,000,509
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.601%(c)	04/20/28	500	495,151

				6,746,012

Consumer Loans — 0.2%
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	163	163,134

Credit Cards — 1.1%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.854%(c)	12/15/21	500	500,206
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%	11/19/21	600	596,673

				1,096,879

A457

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 0.2%
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 144A	3.750%(cc)	03/25/58	207	$209,268

Student Loans — 0.2%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	113	112,425
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	99	98,441

				210,866

TOTAL ASSET-BACKED SECURITIES
(cost $13,094,399)				13,100,479

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Commercial Mortgage Trust, Series 2015-CR24, Class A2	3.022%	08/10/48	560	560,700
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	600	600,183
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%	02/10/48	60	60,242
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	191	187,935
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	145	145,802
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	500	503,995
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	365	365,456
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	56	55,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,495,686)				2,480,287

CORPORATE BONDS — 23.2%

Aerospace & Defense — 0.3%
General Dynamics Corp., Gtd. Notes	2.875%	05/11/20	145	145,480
General Dynamics Corp., Gtd. Notes	3.000%	05/11/21	175	176,581

				322,061

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	150	153,333

Auto Manufacturers — 0.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	200	199,132
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21	150	150,923
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	150	149,935

				499,990

Banks — 3.7%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	295	298,745
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	200	200,839
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%	09/03/21	265	267,929
Citibank NA, Sr. Unsec’d. Notes	3.050%	05/01/20	620	622,058

A458

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	300	$298,737
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	321,743
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%	06/15/20	130	134,825
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	260	263,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	175,339
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	150	153,853
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	205	216,914
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	249,062
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%	04/30/21	320	323,576
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.141%(c)	04/30/21	130	130,280

				3,657,475

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%	05/10/19	260	259,845
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	99,962

				359,807

Building Materials — 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	3.133%(c)	12/20/19	110	109,883

Chemicals — 0.2%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	106	110,637
DowDuPont, Inc., Sr. Unsec’d. Notes	3.766%	11/15/20	55	56,004
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	44,935

				211,576

Commercial Services — 1.5%
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375%	10/11/19	1,500	1,489,974

Computers — 0.4%
IBM Credit LLC, Sr. Unsec’d. Notes	3.450%	11/30/20	410	414,871

Diversified Financial Services — 4.0%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%	04/30/21	375	379,551
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19	2,000	2,022,665
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A(a)	1.250%	09/20/19	1,500	1,490,895
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463%(c)	05/22/19	50	50,016

				3,943,127

Electric — 0.2%
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	150	149,706
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	100	99,342

				249,048

Electronics — 0.7%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	10	9,958

A459

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electronics (cont’d.)
Tyco Electronics Group SA (Switzerland), Gtd. Notes, 3 Month LIBOR + 0.450%	3.049%(c)	06/05/20	680	$679,604

				689,562

Healthcare-Services — 0.1%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	69,869

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	229,624
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	200,697

				430,321

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	62,782

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	129,966

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	151,428

Multi-National — 7.1%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.000%	05/15/19	1,500	1,497,285
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	967	966,030
Council of Europe Development Bank (Supranational Bank), Sr. Unsec’d. Notes	1.750%	11/14/19	1,500	1,493,241
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	1.000%	05/13/19	1,500	1,497,114
Nordic Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.875%	06/14/19	1,500	1,498,113

				6,951,783

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	200	199,906
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	19	19,506
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	125	125,794

				345,206

Packaging & Containers — 0.2%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	150	151,792

Pharmaceuticals — 1.8%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	419,036
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.321%(c)	03/09/21	380	380,866
McKesson Corp., Sr. Unsec’d. Notes	3.650%	11/30/20	405	409,896
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	300	298,704
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.000%	11/26/21	230	235,850

				1,744,352

A460

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines — 0.3%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	250	$256,004

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	110	112,810

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	250	249,659

TOTAL CORPORATE BONDS
(cost $22,685,065)					22,756,679

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
CIM Trust, Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489	%(c)	12/25/57	100	100,650

(cost $100,572)

SOVEREIGN BONDS — 10.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	198,500
Caisse des Depots et Consignations (France), Sr. Unsec’d. Notes, EMTN	1.375%		11/07/19	400	397,155
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875%		09/16/19	1,462	1,456,825
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	200	199,650
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%		10/22/19	2,000	1,988,598
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19	1,600	1,592,672
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	1,600	1,597,885
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.250%		06/17/19	1,500	1,495,845
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.000%		10/07/19	30	30,214
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.125%		08/28/19	1,500	1,491,085

TOTAL SOVEREIGN BONDS
(cost $10,442,727)					10,448,429

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp	1.375%		08/15/19	500	498,063
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	120	119,736

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $618,168)					617,799

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Bonds	3.625%		08/15/43	155	178,080
U.S. Treasury Bonds	3.750%		11/15/43	10	11,723
U.S. Treasury Notes	1.125%		02/28/21	1,525	1,491,462
U.S. Treasury Notes	2.125%		08/15/21	2,415	2,406,887
U.S. Treasury Notes(k)	2.125%		09/30/21	6,875	6,852,441
U.S. Treasury Notes	2.125%		06/30/22	6,885	6,861,602
U.S. Treasury Notes	2.250%		11/15/25	9,490	9,446,998
U.S. Treasury Notes	2.250%		11/15/27	4,525	4,476,922
U.S. Treasury Notes	2.375%		02/29/24	785	790,121
U.S. Treasury Notes	2.500%		02/28/26	990	1,001,254

A461

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.750%		04/30/23	1,020	$1,040,121
U.S. Treasury Strips Coupon	2.629	%(s)	08/15/23	145	131,127

TOTAL U.S. TREASURY OBLIGATIONS
(cost $ 33,923,951)					34,688,738

TOTAL LONG-TERM INVESTMENTS
(cost $ 83,360,568)					84,193,061

SHORT-TERM INVESTMENTS — 7.4%
				Shares
AFFILIATED MUTUAL FUNDS — 7.1%
PGIM Core Short-Term Bond Fund(w)				594,526	5,487,476
PGIM Core Ultra Short Bond Fund(w)				45,941	45,941
PGIM Institutional Money Market Fund (cost $1,447,439; includes $ 1,446,400 of cash collateral for securities on loan)(b)(w)				1,447,005	1,447,295

TOTAL AFFILIATED MUTUAL FUNDS
(cost $ 7,004,234)					6,980,712

	Interest Rate		Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.3%
Ford Motor Credit Co. LLC (cost $319,776)	3.201%		04/09/19	320	319,702

OPTIONS PURCHASED~* — 0.0%
(cost $ 11,746)					12,438

TOTAL SHORT-TERM INVESTMENTS
(cost $ 7,335,756)					7,312,852

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 93.3%
(cost $ 90,696,324)					91,505,913

OPTION WRITTEN~* — (0.0)%
(premiums received $2,928)					(3,000)

					Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 93.3%
(cost $ 90,693,396)					91,502,913
Other assets in excess of liabilities(z) — 6.7%					6,540,689

NET ASSETS — 100.0%					$98,043,602

See	the Glossary for a list of abbreviation(s) used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,416,895; cash collateral of $1,446,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current

A462

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	24	48	$375
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	24	48	9,375
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	43	43	2,688

Total Exchange Traded (cost $11,746)						$12,438

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	48	96	$(3,000)

(premiums received $2,928)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
69	10 Year U.S. Ultra Treasury Notes	Jun. 2019	$9,161,906	$182,487
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	2,016,000	48,794

				231,281

Short Positions:
79	2 Year U.S. Treasury Notes	Jun. 2019	16,834,406	(60,539)
192	5 Year U.S. Treasury Notes	Jun. 2019	22,239,001	(182,579)
1	10 Year U.S. Treasury Notes	Jun. 2019	124,219	14
16	20 Year U.S. Treasury Bonds	Jun. 2019	2,394,500	(61,352)

				(304,456)

				$(73,175)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

32,100	04/16/20	1.359%(S)	3 Month LIBOR(2)(Q)	$18,545	$(381,514)	$(400,059)

900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	10,904	10,134

1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(7,197)	(7,197)

930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	23,359	23,242

480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	2,698	3,521

A463

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	$(1,823)	$2,389	$4,212

364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	2,658	3,085

245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	2,206	1,809

2,300	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	8,166	8,166

865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	10,709	7,896

1,725	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	5,560	12,366	6,806

250	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	1,814	1,814

125	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	—	860	860

620	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	2,053	(4,365)	(6,418)

575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(11,910)	(11,910)

2,499	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,741)	(118,454)	(116,713)

380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	(503)	(656)

131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	2,506	891

130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,123	1,123

7,289	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(84,019)	(284,637)	(200,618)

637	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(23,758)	(23,758)

				$(56,810)	$(750,580)	$(693,770)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:

10,965	12/31/19	3.538%(T)	3 Month LIBOR(2)(T)	$3,083,134	$—	$3,083,134	JPMorgan Chase Bank, N.A.

10,600	12/31/19	4.137%(T)	3 Month LIBOR(2)(T)	4,921,973	—	4,921,973	JPMorgan Chase Bank, N.A.

				$8,005,107	$—	$8,005,107

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global

Markets, Inc.	$—	$966,817

A464

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

A465

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 83.8%
ASSET-BACKED SECURITIES — 9.5%

Automobiles — 4.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	133	$133,225
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	797,694
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	300	300,328
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	128	127,325
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	58	57,931
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	598,364
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.334	%(c)	05/17/21	400	400,303
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	154	154,265
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	297	296,110
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	125	125,283
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	63	62,775

					3,231,464

Collateralized Loan Obligations — 3.1%
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.949	%(c)	12/05/25	500	500,167
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	4.127	%(c)	04/13/27	500	500,354
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191	%(c)	10/20/29	250	250,052
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.474	%(c)	11/15/26	249	247,713
OHA Loan Funding Ltd. (Cayman Islands), Series 2012-1A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122	%(c)	01/23/27	500	500,127
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.601	%(c)	04/20/28	500	495,151

					2,493,564

Credit Cards — 2.2%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.854	%(c)	12/15/21	1,000	1,000,412

A466

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	800	$798,993

				1,799,405

Student Loans — 0.2%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	56	56,213
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	149	147,661

				203,874

TOTAL ASSET-BACKED SECURITIES (cost $7,740,369)				7,728,307

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%	09/10/58	85	84,092
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	134	134,033
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	1,200	1,200,365
Commercial Mortgage Trust, Series 2015-CR25, Class A1	1.737%	08/10/48	96	95,287
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%	10/10/48	99	97,855
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%	02/10/48	212	211,858
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%	08/15/48	83	82,566
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%	11/15/48	84	83,311
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%	06/10/50	261	257,621
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	429	422,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%	07/25/21	90	91,126
GS Mortgage Securities Trust, Series 2014-GC24, Class A1	1.509%	09/10/47	88	88,294
GS Mortgage Securities Trust, Series 2015-GS1, Class A1	1.935%	11/10/48	171	170,016
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%	07/15/48	1,000	1,007,989
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%	01/15/46	38	37,677
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	7	7,153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1	1.573%	12/15/47	49	48,563
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	1,300	1,330,479
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%	05/15/48	700	710,138
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	43	42,359
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%	01/15/59	102	100,974

A467

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%	03/15/59	231	$229,639
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	36	36,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,561,768)				6,570,249

CORPORATE BONDS — 19.3%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	120	119,780

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	01/06/20	400	398,264
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	200	207,285
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	330	329,858

				935,407

Banks — 5.2%
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875%	07/23/19	400	401,679
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.100%	01/15/20	350	348,405
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	345	343,548
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	355	357,662
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,002,830
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	536,867
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	261,511
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	131,271
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	561,864
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	239,465

				4,185,102

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	174,934
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	245	244,907
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	259,784

				679,625

Chemicals — 0.9%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	546,183
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	194,471

				740,654

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	1.900%	02/07/20	530	527,523

Electric — 1.1%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	376,743
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	299,411
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	198,684

				874,838

Electronics — 0.0%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	20	19,916

A468

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	365	$360,112

Insurance — 2.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21	575	578,598
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	350	373,436
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	15	15,542
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%		02/01/29	50	52,000
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	275	282,812
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	160	161,136
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%		01/10/20	450	447,872

					1,911,396

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	25	26,159

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	110	109,971

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	420	419,579

Oil & Gas — 1.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	400	399,812
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	38	39,012
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	760	756,886
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	250	251,588

					1,447,298

Oil & Gas Services — 0.3%
Schlumberger Norge AS, Gtd. Notes, 144A	4.200%		01/15/21	275	280,659

Packaging & Containers — 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%		08/01/19	250	252,987

Pharmaceuticals — 2.3%
Allergan Funding SCS, Gtd. Notes	3.000%		03/12/20	315	314,810
CVS Health Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	3.321	%(c)	03/09/21	620	621,412
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.875%		06/01/22	380	381,743
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%		09/23/19	580	577,494

					1,895,459

Pipelines — 0.1%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%		03/15/20	25	25,442
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	50	51,201

					76,643

A469

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software — 0.7%
Microsoft Corp., Sr. Unsec’d. Notes	1.850%		02/06/20	590	$586,507

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	25	25,638
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	207,269

					232,907

TOTAL CORPORATE BONDS
(cost $15,658,074)					15,682,522

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	250	248,125
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		05/29/19	400	399,300
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	199,023
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, MTN	1.500%		10/22/19	500	497,149
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19	200	199,084
Province of Manitoba (Canada), Unsec’d. Notes	1.750%		05/30/19	200	199,736
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	100	107,598

TOTAL SOVEREIGN BONDS
(cost $1,850,719)					1,850,015

U.S. TREASURY OBLIGATIONS — 44.6%
U.S. Treasury Bonds	3.375%		11/15/48	100	111,293
U.S. Treasury Bonds	3.625%		08/15/43	35	40,212
U.S. Treasury Notes	1.125%		02/28/21	135	132,031
U.S. Treasury Notes	1.750%		05/15/23	3,500	3,432,324
U.S. Treasury Notes	2.250%		11/15/25	6,290	6,261,498
U.S. Treasury Notes	2.375%		02/29/24	2,095	2,108,667
U.S. Treasury Notes	2.375%		08/15/24	240	241,209
U.S. Treasury Notes	2.500%		02/28/26	635	642,218
U.S. Treasury Notes	2.625%		11/15/20	6,900	6,930,187
U.S. Treasury Notes	2.625%		01/31/26	3,760	3,832,409
U.S. Treasury Notes	2.750%		04/30/23	660	673,020
U.S. Treasury Notes	3.000%		09/30/25	11,245	11,708,856
U.S. Treasury Strips Coupon	2.764	%(s)	02/15/25	35	30,498

TOTAL U.S. TREASURY OBLIGATIONS
(cost $35,572,569)					36,144,422

TOTAL LONG-TERM INVESTMENTS
(cost $67,383,499)					67,975,515

A470

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS —13.8%

AFFILIATED MUTUAL FUNDS — 13.8%
PGIM Core Short-Term Bond Fund(w)	758,135	$6,997,590
PGIM Core Ultra Short Bond Fund(w)	4,175,327	4,175,327
PGIM Institutional Money Market Fund(w)	1,197	1,197

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,192,018)		11,174,114

OPTIONS PURCHASED~* — 0.0%
(cost $9,906)		14,774

TOTAL SHORT-TERM INVESTMENTS (cost $11,201,924)		11,188,888

TOTAL INVESTMENTS, BERFORE OPTION WRITTEN — 97.6% (cost $78,585,423)		79,164,403

OPTION WRITTEN~* — (0.0)%
(premiums received $2,318)		(2,375)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.6% (cost $78,583,105)		79,162,028
Other assets in excess of liabilities(z) — 2.4%		1,948,220

NET ASSETS — 100.0%		$81,110,248

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	19	38	$ 297
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	19	38	7,422
5 Year U.S Treasury Notes Futures	Put	04/26/19	$115.00	32	32	2,000

Total Exchange Traded (cost $9,136)						$9,719

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	135	$1,226

A471

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	131	$1,190
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	140	1,347
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	131	1,292

Total OTC Traded (cost $770)							$5,055

Total Options Purchased (cost $9,906)							$14,774

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	38	76	$(2,375)

(premiums received $2,318)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
77	5 Year U.S. Treasury Notes	Jun. 2019	$8,918,766	$69,046
25	10 Year U.S. Ultra Treasury Notes	Jun. 2019	3,319,531	66,018
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,848,000	60,702

				195,766

Short Positions:
170	2 Year U.S. Treasury Notes	Jun. 2019	36,225,937	(121,586)
65	10 Year U.S. Treasury Notes	Jun. 2019	8,074,219	(121,711)
24	20 Year U.S. Treasury Bonds	Jun. 2019	3,591,750	(91,661)

				(334,958)

				$(139,192)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,785	01/06/21	1.750%(S)	3 Month	$169	$(68,561)	$(68,730)
			LIBOR(2)(Q)
56,370	01/08/21	1.683%(S)	3 Month	331,917	(881,321)	(1,213,238)
			LIBOR(2)(Q)
1,010	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(4,814)	(4,814)
1,648	05/31/21	1.948%(S)	3 Month	157	(7,968)	(8,125)
			LIBOR(2)(Q)
1,525	05/31/21	1.849%(S)	3 Month	135	(11,073)	(11,208)
			LIBOR(2)(Q)
14,300	12/11/22	2.180%(S)	3 Month	(1,023)	14,491	15,514
			LIBOR(2)(Q)
12,480	02/15/24	2.167%(S)	3 Month	(42,689)	81,683	124,372
			LIBOR(1)(Q)

A472

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,165	02/15/24	2.183%(S)	3 Month	$(3,145)	$12,172	$15,317
			LIBOR(1)(Q)
1,588	02/15/24	2.151%(S)	3 Month	(2,135)	11,599	13,734
			LIBOR(1)(Q)
1,215	02/15/24	2.115%(S)	3 Month	3,113	10,939	7,826
			LIBOR(1)(Q)
1,830	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	6,497	6,497
1,485	05/15/24	1.956%(S)	3 Month	4,963	18,386	13,423
			LIBOR(1)(Q)
5,920	08/15/24	2.170%(S)	3 Month	20,952	42,440	21,488
			LIBOR(1)(Q)
620	08/15/24	2.168%(S)	3 Month	—	4,498	4,498
			LIBOR(1)(Q)
615	08/15/24	2.176%(S)	3 Month	895	4,231	3,336
			LIBOR(1)(Q)
740	11/15/24	2.334%(S)	3 Month	2,053	(5,210)	(7,263)
			LIBOR(1)(Q)
460	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(9,528)	(9,528)
2,029	05/31/25	2.998%(S)	3 Month	(1,423)	(96,175)	(94,752)
			LIBOR(1)(Q)
840	11/12/25	2.263%(S)	3 Month	156	(1,112)	(1,268)
			LIBOR(1)(Q)
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	7,576	2,714
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	129	310
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,123	1,123
130	05/15/27	2.295%(S)	3 Month	—	(63)	(63)
			LIBOR(1)(Q)
2,639	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(30,268)	(103,072)	(72,804)
255	08/15/28	2.835%(S)	3 Month	—	(9,511)	(9,511)
			LIBOR(1)(Q)
665	02/15/36	2.338%(S)	3 Month	(4,900)	(19,810)	(14,910)
			LIBOR(2)(Q)

				$283,608	$(1,002,454)	$(1,286,062)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets, Inc.	$918,000	$—

A473

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.7%

ASSET-BACKED SECURITIES — 16.1%

Automobiles — 7.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	267	$266,449
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	897,406
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	400	398,123
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	500,547
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	255	254,651
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	274	273,815
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	498,636
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	196,723
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	500	497,500
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.334	%(c)	05/17/21	700	700,530
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	3.124	%(c)	06/15/21	900	900,716
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	257	257,108
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	446	444,166
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	188	188,325

					6,452,556

Collateralized Loan Obligations — 4.1%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607	%(c)	01/15/27	250	247,987
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191	%(c)	10/20/29	250	250,052
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	250	247,531
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	3.629	%(c)	01/16/26	250	249,430
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.474	%(c)	11/15/26	497	495,426
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580	%(c)	01/18/28	250	248,494

A474

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.989%(c)	01/16/31	250	$248,198
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%(c)	01/15/28	250	248,265
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.601%(c)	04/20/28	750	742,727
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680%(c)	01/18/29	500	495,683

				3,473,793

Credit Cards — 3.6%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.854%(c)	12/15/21	800	800,329
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.894%(c)	05/15/21	2,200	2,200,918

				3,001,247

Student Loans — 0.7%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	169	168,638
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%	01/25/41	297	295,322
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%	02/25/42	179	178,489

				642,449

TOTAL ASSET-BACKED SECURITIES
(cost $13,599,666)				13,570,045

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.5%
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%	08/10/47	1,000	1,028,215
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	1,221	1,220,593
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	1,900	1,900,578
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	1,400	1,422,351
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%	02/10/48	1,210	1,208,812
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%	06/10/50	496	488,326
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%	05/25/25	715	704,757
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	2,200	2,197,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	200	198,833
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	2,200	2,258,662
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	1,140	1,156,759

A475

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	$307,523
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	14	14,306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,251,579
Morgan Stanley Capital Trust, Series 2016-UB11, Class A1	1.445%		08/15/49	66	65,222
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	736	726,834
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%		03/15/59	439	435,409
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	480	475,026

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $18,164,557)					18,061,399

CORPORATE BONDS — 25.3%

Banks — 7.5%
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	505	515,016
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	410	403,462
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	520	519,547
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	498,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	340	364,642
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	340	347,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	505	514,807
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	315	322,120
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	400	414,030
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	570	586,655
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	825	842,796
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	575	574,384
PNC Bank NA, Sr. Unsec’d. Notes	3.300%		10/30/24	375	381,134

					6,284,894

Biotechnology — 2.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	600	617,414
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	1,100	1,135,850

					1,753,264

Chemicals — 1.4%
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	1,150	1,177,061

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	750	760,219

Diversified Financial Services — 1.2%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,030	1,028,370

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	400	412,293

A476

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	$408,254
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	194,636
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	412,971

				1,015,861

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	876,436

Machinery-Diversified — 0.7%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	596,430

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	709,288
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	180,978

				890,266

Oil & Gas — 0.4%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	325	326,625

Pharmaceuticals — 1.8%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,002,692
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	496,939

				1,499,631

Pipelines — 2.2%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	219,565
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	825	856,496
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	294,500
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	486,407

				1,856,968

Software — 0.7%
Oracle Corp., Sr. Unsec’d. Notes	2.950%	11/15/24	600	601,088

Telecommunications — 1.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	599,944
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	207,269
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	415	423,429

				1,230,642

Transportation — 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	493,393
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	477,923

				971,316

TOTAL CORPORATE BONDS
(cost $21,136,908)				21,281,364

A477

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.4%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	3.167%(c)	07/15/58	300	$298,811

SOVEREIGN BONDS — 3.4%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%	10/11/27	405	401,963
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	200	197,787
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	194,740
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	199,023
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500%	10/22/19	500	497,150
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	255	254,745
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%	12/06/19	400	398,168
Province of New Brunswick (Canada), Debentures	9.750%	05/15/20	200	215,196
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%	09/10/21	155	155,051
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%	04/23/23	340	349,680

TOTAL SOVEREIGN BONDS
(cost $2,854,071)				2,863,503

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Home Loan Bank	2.625%	10/01/20	660	662,751
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	4,000	4,011,124
Federal National Mortgage Assoc., Notes	6.625%	11/15/30	570	784,927

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $5,402,986)				5,458,802

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds	3.375%	11/15/48	115	127,987
U.S. Treasury Bonds	3.625%	08/15/43	135	155,102
U.S. Treasury Bonds	6.250%	08/15/23	205	238,889
U.S. Treasury Notes	1.125%	02/28/21	855	836,197
U.S. Treasury Notes	1.625%	04/30/23	765	746,652
U.S. Treasury Notes	2.250%	11/15/25	1,060	1,055,197
U.S. Treasury Notes	2.250%	11/15/27	5	4,947
U.S. Treasury Notes	2.375%	03/15/22	1,875	1,883,203
U.S. Treasury Notes	2.375%	02/29/24	595	598,881
U.S. Treasury Notes	2.375%	08/15/24	780	783,930
U.S. Treasury Notes	2.500%	02/28/26	735	743,355
U.S. Treasury Notes	2.625%	01/31/26	10	10,193
U.S. Treasury Notes(a)	2.625%	02/15/29	305	310,600
U.S. Treasury Notes	2.750%	09/30/20	410	412,322
U.S. Treasury Notes	2.750%	04/30/23	1,160	1,182,883
U.S. Treasury Notes	3.000%	09/30/25	1,450	1,509,813
U.S. Treasury Notes	3.125%	11/15/28	1,140	1,209,246
U.S. Treasury Strips Coupon	2.629%(s)	08/15/23	465	420,511

TOTAL U.S. TREASURY OBLIGATIONS
(cost $11,957,600)				12,229,908

A478

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS
(cost $73,415,788)		$73,763,832

	Shares
SHORT-TERM INVESTMENTS — 12.0%

AFFILIATED MUTUAL FUNDS — 11.9%
PGIM Core Short-Term Bond Fund(w)	1,032,673	9,531,571
PGIM Core Ultra Short Bond Fund(w)	211,541	211,541
PGIM Institutional Money Market Fund (cost $308,302; includes $307,073 of cash collateral for securities on loan)(b)(w)	308,270	308,332

TOTAL AFFILIATED MUTUAL FUNDS
(cost $10,091,906)		10,051,444

OPTIONS PURCHASED~* — 0.1%
(cost $11,823)		47,405

TOTAL SHORT-TERM INVESTMENTS
(cost $10,103,729)		10,098,849

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.7%
(cost $83,519,517)		83,862,681

OPTION WRITTEN~* — (0.0)%
(premiums received $2,562)		(2,625)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.7%
(cost $83,516,955)		83,860,056
Other assets in excess of liabilities(z) —0.3%		262,003

NET ASSETS — 100.0%		$84,122,059

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $300,349; cash collateral of $307,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	21	42	$328
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	21	42	8,203

A479

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	35	35	$2,188

Total Exchange Traded (cost $10,069)						$10,719

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$555
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	2,333
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	2,270
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	5,357
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	11,586
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	12,120
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	2,465

Total OTC Traded (cost $1,754)							$36,686

Total Options Purchased (cost $11,823)							$47,405

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	42	84	$ (2,625)

(premiums received $2,562)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
228	10 Year U.S. Treasury Notes	Jun. 2019	$ 28,321,875	$376,742
25	10 Year U.S. Ultra Treasury Notes	Jun. 2019	3,319,531	66,018
20	20 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,360,000	115,875

				558,635

Short Positions:
266	2 Year U.S. Treasury Notes	Jun. 2019	56,682,938	(199,078)
29	5 Year U.S. Treasury Notes	Jun. 2019	3,359,016	(32,969)
47	20 Year U.S. Treasury Bonds	Jun. 2019	7,033,844	(180,898)

				(412,945)

				$145,690

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,770	07/11/19	1.045%(S)	3 Month	$170	$40,412	$40,242
			LIBOR(1)(Q)

A480

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$223	$(210,832)	$(211,055)
1,845	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(8,794)	(8,794)
45,000	05/09/21	2.230%(S)	3 Month LIBOR(2)(Q)	420	72,475	72,055
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	(13,088)	(13,249)
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	(18,660)	(18,807)
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	(3,374)	(5,136)
12,000	10/13/21	2.340%(S)	3 Month LIBOR(2)(Q)	—	53,596	53,596
4,120	10/14/21	2.405%(S)	3 Month LIBOR(2)(Q)	—	26,189	26,189
35,000	03/12/22	2.020%(S)	3 Month LIBOR(2)(Q)	360	(314,816)	(315,176)
7,800	04/08/22	1.780%(S)	3 Month LIBOR(2)(Q)	197	(107,126)	(107,323)
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	171	(116,360)	(116,531)
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	41,332	75,412
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(8,328)	31,792	40,120
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	30,355	35,881
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	24,085	17,462
1,940	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	6,888	6,888
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	24,514	19,455
10,340	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	39,509	74,126	34,617
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	6,312	6,312
865	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,352	5,951	4,599
985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,685	(6,935)	(10,620)
805	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(16,673)	(16,673)
7,966	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,391)	(377,592)	(372,201)
3,062	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(145,743)	(145,868)
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(1,920)	(2,080)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	360,872	360,666
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	1,634	3,268
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	12,569	3,513
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	392	573
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,123	1,123
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(126)	(126)
2,765	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(31,786)	(107,977)	(76,191)
255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(9,511)	(9,511)

A481

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(4,180)	$(23,980)	$(19,800)

				$(21,720)	$(668,890)	$(647,170)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets, Inc.	$410,000	$2,346,508

A482

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.3%

ASSET-BACKED SECURITIES — 23.6%

Automobiles — 7.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	$199,837
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	398,847
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	600,834
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	201,889
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	400,438
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	213	212,209
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	182	182,544
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,243,396
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	219	218,542
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	371	370,138
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	126	125,550

					4,332,085

Collateralized Loan Obligations — 9.2%
Atrium VIII (Cayman Islands), Series 8A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122	%(c)	10/23/24	487	487,117
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191	%(c)	10/20/29	250	250,052
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	250	247,531
ICG US CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.140%, 144A	3.901	%(c)	10/19/28	500	498,477
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.027	%(c)	10/15/28	400	399,878
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	250	248,265
Ocean Trails CLO V (Cayman Islands), Series 2014-5A, Class ARR, 3 Month LIBOR + 1.280%, 144A	4.077	%(c)	10/13/31	500	494,050
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1A, 3 Month LIBOR + 1.280%, 144A	3.772	%(c)	10/20/31	500	495,923
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901	%(c)	01/20/31	500	496,671

A483

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.601	%(c)	04/20/28	500	$495,151
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.960	%(c)	10/18/31	250	247,619
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680	%(c)	01/18/29	500	495,683
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1R, 3 Month LIBOR + 1.140%, 144A	3.901	%(c)	10/20/28	750	747,397

					5,603,814

Consumer Loans — 0.3%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	190	190,932

Credit Cards — 5.8%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.854	%(c)	12/15/21	500	500,206
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.874	%(c)	10/15/21	1,300	1,300,520
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.894	%(c)	05/15/21	1,700	1,700,709

					3,501,435

Student Loans — 1.1%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	226	224,850
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	78	77,918
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX, 144A	2.050%		01/25/41	248	246,102
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	119	118,992

					667,862

TOTAL ASSET-BACKED SECURITIES (cost $14,330,717)					14,296,128

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.7%
BANK, Series 2017-BNK5, Class A1	1.909%		06/15/60	614	605,904
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	921,542
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1	1.770%		02/10/49	346	342,522
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	970	969,533
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	363	362,879
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	914,368
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	202	200,591

A484

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	$1,791,903
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	998,915
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,231,997
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,272,330
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	24	23,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%		02/15/47	127	128,790
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,228,134
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	608,689
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	519	512,609
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%		01/15/59	561	556,211
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A1	1.392%		07/15/48	300	296,091
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	356	351,759
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	460	456,568

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,827,796)					13,774,940

CORPORATE BONDS — 30.8%

Airlines — 0.3%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	160	159,707

Auto Manufacturers — 1.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	640	636,818
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	459,802

					1,096,620

Banks — 8.8%
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	284,308
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	310	309,631
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	250	246,014
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	840	839,268
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	370	368,442
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	498,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	535	573,775
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		03/01/21	125	124,586
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	380	385,224
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	207,015
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	708,864

A485

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	$766,906

				5,312,413

Biotechnology — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	145	142,188
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	125	124,564
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	102,902
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	355	360,577
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	400,067

				1,130,298

Chemicals — 1.6%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	282	294,338
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	511,766
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	149,782

				955,886

Computers — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	2.500%	02/09/22	1,110	1,108,643

Electric — 2.0%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%	03/30/22	360	357,993
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	406,501
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	128,841
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	302,993

				1,196,328

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	115	113,775

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	461,925

Healthcare-Services — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	567,299
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	127,579
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	129,054

				823,932

Insurance — 1.4%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	411,363
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	174,516
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	255,890

				841,769

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	146,492

Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	609,388

A486

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	110	$107,609

					716,997

Oil & Gas — 2.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	393	393,310
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	600	605,713
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	400	402,541
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	250	256,022

					1,657,586

Pharmaceuticals — 0.7%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%		09/23/23	465	458,902

Pipelines — 1.0%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	600	614,409

Software — 1.4%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%		02/06/22	880	878,741

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	305	312,791
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	207,269
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	142	144,884

					664,944

Transportation — 0.6%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes.	4.500%		01/15/22	200	207,501
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	150,923

					358,424

TOTAL CORPORATE BONDS (cost $18,621,556)					18,697,791

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.5%
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A (cost $300,000)	3.167	%(c)	07/15/58	300	298,811

SOVEREIGN BONDS — 2.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	315	312,638
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	197,787
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	194,740
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	199,023

A487

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	215	$214,785
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	150	161,397
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	125	125,041

TOTAL SOVEREIGN BONDS (cost $1,409,462)					1,405,411

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
Federal Home Loan Bank, (cost $783,404)	2.625%		10/01/20	785	788,272

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds	3.000%		05/15/45	700	726,277
U.S. Treasury Bonds	3.375%		11/15/48	85	94,599
U.S. Treasury Bonds	3.625%		08/15/43	120	137,869
U.S. Treasury Notes	2.250%		11/15/25	1,610	1,602,705
U.S. Treasury Notes	2.250%		11/15/27	5	4,947
U.S. Treasury Notes	2.375%		02/29/24	1,290	1,298,415
U.S. Treasury Notes	2.375%		08/15/24	760	763,830
U.S. Treasury Notes	2.500%		02/28/26	545	551,195
U.S. Treasury Notes(a)	2.625%		02/15/29	220	224,039
U.S. Treasury Notes	2.750%		04/30/23	830	846,373
U.S. Treasury Notes(k)	3.000%		09/30/25	1,215	1,265,119
U.S. Treasury Notes	3.125%		11/15/28	1,230	1,304,713
U.S. Treasury Strips Coupon(k)	2.026	%(s)	02/15/22	830	777,118
U.S. Treasury Strips Coupon	2.629	%(s)	08/15/23	165	149,214

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,508,888)					9,746,413

TOTAL LONG-TERM INVESTMENTS (cost $58,781,823)					59,007,766

				Shares
SHORT-TERM INVESTMENTS — 1.0%

AFFILIATED MUTUAL FUNDS — 0.9%
PGIM Core Ultra Short Bond Fund(w)				336,278	336,278
PGIM Institutional Money Market Fund (cost $218,799; includes $218,319 of cash collateral for securities on loan)(b)(w)				218,776	218,820

TOTAL AFFILIATED MUTUAL FUNDS (cost $555,077)					555,098

OPTIONS PURCHASED~* — 0.1%
(cost $8,261)					33,986

TOTAL SHORT-TERM INVESTMENTS (cost $563,338)					589,084

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.3% (cost $59,345,161)					59,596,850

OPTION WRITTEN~* — (0.0)%
(premiums received $1,830)					(1,875)

A488

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.3%
(cost $59,343,331)	$59,594,975
Other assets in excess of liabilities(z) — 1.7%	1,036,811

NET ASSETS — 100.0%	$60,631,786

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $213,513; cash collateral of $218,319 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	15	30	$234
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	15	30	5,859
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	25	25	1,562

Total Exchange Traded (cost $7,192)						$7,655

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$1,698
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	1,653
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	3,902
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	8,433
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	8,850
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	1,795

Total OTC Traded (cost $1,069)							$26,331

Total Options Purchased (cost $8,261)							$33,986

A489

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	30	60	$(1,875)

(premiums received $1,830)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
87	10 Year U.S. Treasury Notes	Jun. 2019	$10,807,031	$140,273
50	10 Year U.S. Ultra Treasury Notes	Jun. 2019	6,639,063	132,030
15	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	2,520,000	84,969

				357,272

Short Positions:
43	2 Year U.S. Treasury Notes	Jun. 2019	9,163,032	(31,095)
186	5 Year U.S. Treasury Notes	Jun. 2019	21,544,032	(166,781)
24	20 Year U.S. Treasury Bonds	Jun. 2019	3,591,750	(91,661)

				(289,537)

				$67,735

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

4,010	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	$166	$33,974	$33,808

2,950	10/02/19	1.188%(S)	3 Month LIBOR(1)(Q)	(13,338)	24,269	37,607

3,200	10/11/19	1.220%(S)	3 Month LIBOR(1)(Q)	(17,837)	25,217	43,054

30,000	09/03/20	1.600%(S)	3 Month LIBOR(1)(Q)	272	397,419	397,147

1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(6,387)	(6,387)

15,000	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	537,232	(131,575)	(668,807)

17,400	05/26/22	1.997%(S)	3 Month LIBOR(2)(Q)	205	(92,809)	(93,014)

1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(11,465)	(11,465)

6,100	06/07/22	1.771%(S)	3 Month LIBOR(2)(Q)	174,181	(78,029)	(252,210)

51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	(683,990)	(684,345)

1,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	4,970	4,970

370	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,126	(2,605)	(5,731)

575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(11,910)	(11,910)

240	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(9,559)	(9,559)

6,072	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,152)	(287,815)	(283,663)

2,592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(123,372)	(123,497)

526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	7,440	10,063	2,623

130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	129	310

A490

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$1,123	$1,123

10,260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	7,162	(4,967)	(12,129)

5,027	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(57,493)	(196,295)	(138,802)

509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(18,984)	(18,984)

665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(19,810)	(14,910)

				$632,363	$(1,182,408)	$(1,814,771)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:

2,500	12/31/22	3.843%(T)	3 Month LIBOR(2)(T)	$ 967,073	$—	$967,073	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global

Markets, Inc.	$—	$1,175,354

A491

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.3%
ASSET-BACKED SECURITIES — 25.7%

Automobiles — 9.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	133	$133,225
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	498,559
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	100,944
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	99,290
CarMax Auto Owner Trust, Series 2018-4, Class B	3.670%		05/15/24	100	102,295
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.824	%(c)	08/15/29	63	62,496
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	73	72,024
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	200	200,219
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	85	84,884
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	74	73,211
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	91	91,272
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	200	196,706
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	200	199,000
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944	%(c)	11/15/21	200	200,295
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.834	%(c)	09/15/22	100	100,040
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.334	%(c)	05/17/21	100	100,076
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	3.124	%(c)	06/15/21	200	200,159
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	77	77,132
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	149	148,055
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	200	202,124
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	63	62,642
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	63	62,775

					3,245,284

A492

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 9.7%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607	%(c)	01/15/27	250	$247,987
Atrium (Cayman Islands), Series 8A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122	%(c)	10/23/24	243	243,558
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A	3.813	%(c)	07/17/28	250	248,610
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.593	%(c)	01/17/28	250	247,886
CIFC Funding Ltd. (Cayman Islands), Series 2014-2RA, Class A1, 3 Month LIBOR + 1.050%, 144A	3.829	%(c)	04/24/30	250	247,248
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	250	247,531
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580	%(c)	01/18/28	250	248,494
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.027	%(c)	10/15/28	250	249,924
MidOcean Credit CLO (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.911	%(c)	07/20/31	250	247,231
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	250	248,265
Ocean Trails CLO (Cayman Islands), Series 2014-5A, Class ARR, 3 Month LIBOR + 1.280%, 144A	4.077	%(c)	10/13/31	250	247,025
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.561	%(c)	07/20/27	250	248,511
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.960	%(c)	10/18/31	250	247,619
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680	%(c)	01/18/29	250	247,841

					3,467,730

Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	190	190,932

Credit Cards — 4.9%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.984	%(c)	12/15/21	300	300,110
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.874	%(c)	10/15/21	400	400,160
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.894	%(c)	05/15/21	300	300,125
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.784	%(c)	01/15/22	300	300,407

A493

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%	01/23/23	432	$434,416

				1,735,218

Equipment — 0.5%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%	08/16/24	100	99,213
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%	11/15/24	100	99,133

				198,346

Student Loans — 1.0%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	113	112,425
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%	06/16/42	78	77,918
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%	01/25/41	100	99,392
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%	02/25/42	60	59,496

				349,231

TOTAL ASSET-BACKED SECURITIES (cost $9,222,540)				9,186,741

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.5%
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1	1.971%	12/10/54	178	176,185
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%	10/10/47	60	61,192
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A1	1.847%	11/10/48	64	63,682
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1	1.648%	09/15/48	106	105,761
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	300	307,181
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A1	1.635%	04/10/49	98	96,680
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1	1.770%	02/10/49	15	14,473
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%	12/10/44	217	219,055
Commercial Mortgage Trust, Series 2013-LC6, Class A3	2.666%	01/10/46	91	90,848
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	220	230,400
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	67	67,017
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%	08/10/48	170	170,052
Commercial Mortgage Trust, Series 2015-CR27, Class A1	1.577%	10/10/48	194	191,873
Commercial Mortgage Trust, Series 2017-COR2, Class A1	2.111%	09/10/50	119	117,524
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%	01/15/49	108	106,737

A494

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBJPM Mortgage Trust, Series 2016-C3, Class A2	1.886%	08/10/49	100	$97,769
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%	06/10/50	168	165,339
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%	06/25/20	50	50,276
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	380	379,588
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	300	307,999
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	128	127,615
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%	10/15/48	240	238,562
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%	09/15/50	173	170,569
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A2, 144A	3.472%	07/15/47	220	220,643
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%	08/15/49	36	35,208
Ladder Capital Commercial Mortgage, Series 2017-LC26, Class A1, 144A	1.976%	07/12/50	319	315,661
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	3	2,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%	02/15/47	72	72,981
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%	08/15/47	337	336,126
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	400	409,378
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%	12/15/49	49	48,805
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A1	1.779%	12/15/49	165	162,374
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	364	359,592
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	340	356,468
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	91	91,364
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	57	56,562
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%	03/15/59	73	72,327
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A1	1.392%	07/15/48	161	159,242
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%	12/15/49	395	390,844
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/49	56	55,286
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	180	178,657
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%	03/15/50	72	70,923

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,940,211)				6,951,679

A495

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 17.5%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	55	$54,899

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	220	218,906
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	316,109

					535,015

Banks — 5.4%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	303,809
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	210	209,750
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	95,712
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN.	5.375%		03/15/20	415	424,668
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	52,302
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	262,664
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	341,305
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	249,062

					1,939,272

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	51,208

Chemicals — 1.8%
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	83	86,631
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	243,541
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	281,471
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,978

					626,621

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	95	96,294

Diversified Financial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463	%(c)	05/22/19	40	40,013

Electric — 1.2%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%		01/15/22	140	138,805
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	285	286,827

					425,632

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21	155	155,648

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	310	305,848

Insurance — 1.8%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	63	65,275
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%		02/01/29	222	230,879
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	125	128,551
Principal Financial Group, Inc., Gtd. Notes	3.125%		05/15/23	150	150,522
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	20	20,142

A496

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A.	2.875%		12/06/22	55	$54,848

					650,217

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	50,214

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	174,954

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	84	83,473

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	140	139,860

Oil & Gas — 0.6%
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	200	201,904

Pharmaceuticals — 0.4%
Cigna Corp., Gtd. Notes, 144A	3.750%		07/15/23	145	148,669

Pipelines — 1.5%
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	300	304,484
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	215	220,163

					524,647

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		06/30/22	50	50,220

TOTAL CORPORATE BONDS (cost $6,166,531)					6,254,608

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A13 Month LIBOR + 0.450%, 144A (cost 178,031)	3.101	%(c)	08/25/60	178	177,257

SOVEREIGN BONDS — 1.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	198,500
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	198,677
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	100	107,598
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	50	50,017

TOTAL SOVEREIGN BONDS (cost $555,259)					554,792

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Bank	2.625%		10/01/20	90	90,375

A497

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	2.375%		01/19/23	70	$70,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $159,434)					160,564

U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Bonds	3.375%		11/15/48	45	50,082
U.S. Treasury Bonds	3.625%		08/15/43	150	172,336
U.S. Treasury Bonds	5.250%		11/15/28	10	12,415
U.S. Treasury Bonds	6.250%		08/15/23	80	93,225
U.S. Treasury Notes	1.375%		08/31/20	95	93,664
U.S. Treasury Notes	1.375%		04/30/21	635	623,391
U.S. Treasury Notes	1.375%		06/30/23	850	820,283
U.S. Treasury Notes	1.875%		04/30/22	96	94,965
U.S. Treasury Notes	2.000%		11/30/20	1,045	1,039,163
U.S. Treasury Notes	2.125%		08/15/21	170	169,429
U.S. Treasury Notes(k)	2.125%		09/30/21	3,035	3,025,041
U.S. Treasury Notes	2.125%		06/30/22	940	936,805
U.S. Treasury Notes	2.125%		05/15/25	25	24,739
U.S. Treasury Notes	2.250%		11/15/25	900	895,922
U.S. Treasury Notes	2.250%		11/15/27	10	9,894
U.S. Treasury Notes	2.375%		03/15/22	5	5,022
U.S. Treasury Notes	2.375%		02/29/24	240	241,566
U.S. Treasury Notes	2.375%		08/15/24	555	557,797
U.S. Treasury Notes	2.500%		02/28/26	5	5,057
U.S. Treasury Notes	2.625%		11/15/20	300	301,312
U.S. Treasury Notes(a)	2.625%		02/15/29	120	122,203
U.S. Treasury Notes	2.750%		04/30/23	450	458,877
U.S. Treasury Notes	3.125%		11/15/28	160	169,719
U.S. Treasury Strips Coupon	2.629	%(s)	08/15/23	130	117,562

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,037,256)					10,040,469

TOTAL LONG-TERM INVESTMENTS (cost $33,259,262)					33,326,110

				Shares
SHORT-TERM INVESTMENTS — 4.5%

AFFILIATED MUTUAL FUNDS — 4.4%
PGIM Core Ultra Short Bond Fund(w)				1,470,110	1,470,110
PGIM Institutional Money Market Fund (cost $104,635; includes $104,406 of cash collateral for securities on loan)(b)(w)				104,604	104,624

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,574,745)					1,574,734

OPTIONS PURCHASED~* — 0.1%
(cost $4,879)					18,434

TOTAL SHORT-TERM INVESTMENTS (cost $1,579,624)					1,593,168

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.8% (cost $34,838,886)					34,919,278

A498

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
OPTION WRITTEN~* — (0.0)%
(premiums received $1,098)	$(1,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.8% (cost $34,837,788)	34,918,153
Other assets in excess of liabilities(z) — 2.2%	798,706

NET ASSETS — 100.0%	$35,716,859

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,159; cash collateral of $104,406 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	9	18	$141
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	9	18	3,516
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	15	15	938

Total Exchange Traded (cost $4,315)						$4,595

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	99	$899
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	96	872
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	240	2,054
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	477	4,450
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	480	4,617
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	96	947

Total OTC Traded (cost $564)							$13,839

Total Options Purchased (cost $4,879)							$18,434

A499

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	18	36	$(1,125)

(premiums received $1,098)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
42	10 Year U.S. Treasury Notes	Jun. 2019	$5,217,188	$67,135
9	10 Year U.S. Ultra Treasury Notes	Jun. 2019	1,195,031	23,737
7	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,176,000	35,989

				126,861

Short Positions:
24	2 Year U.S. Treasury Notes	Jun. 2019	5,114,250	(16,000)
55	5 Year U.S. Treasury Notes	Jun. 2019	6,370,546	(61,425)
16	20 Year U.S. Treasury Bonds	Jun. 2019	2,394,500	(61,352)

				(138,777)

				$(11,916)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

675	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(3,217)	$(3,217)

645	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	153	(2,882)	(3,035)

230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(2,560)	(2,560)

3,100	10/09/22	1.728%(S)	3 Month LIBOR(1)(Q)	167	54,300	54,133

1,015	12/21/22	1.949%(S)	3 Month LIBOR(1)(Q)	95	7,879	7,784

10,600	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	—	446,439	446,439

10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	(654,965)	(561,189)

470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,112	4,232	3,120

810	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	2,876	2,876

230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(4,764)	(4,764)

235	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	—	(11,185)	(11,185)

210	11/12/25	2.263%(S)	3 Month	152	(278)	(430)

			LIBOR(1)(Q)

131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	2,506	891

130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,123	1,123

130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(63)	(63)

1,005	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(11,335)	(39,254)	(27,919)

127	08/15/28	2.835%(S)	3 Month	—	(4,737)	(4,737)

			LIBOR(1)(Q)

A500

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(2,863)	$(12,065)	$(9,202)

				$(104,680)	$(216,615)	$(111,935)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$318,574	$—	$318,574	JPMorgan Chase Bank, N.A.
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	97,894	—	97,894	JPMorgan Chase Bank, N.A.

				$416,468	$—	$416,468

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global

Markets, Inc.	$368,000	$578,097

A501

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.5%

ASSET-BACKED SECURITIES — 32.4%

Automobiles — 12.2%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	400	$406,557
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	54	54,232
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	267	266,449
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	300	302,833
CarMax Auto Owner Trust, Series 2017-4, Class A3	2.110%		10/17/22	100	99,290
CarMax Auto Owner Trust, Series 2018-1, Class A3	2.480%		11/15/22	100	99,825
CarMax Auto Owner Trust, Series 2018-4, Class B	3.670%		05/15/24	400	409,181
CarMax Auto Owner Trust, Series 2019-1, Class A2A	3.020%		07/15/22	200	200,514
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	2.824	%(c)	08/15/29	63	62,496
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 144A	2.120%		11/15/29	73	72,024
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	500	500,547
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	298	297,092
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	74	73,211
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	182	182,544
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	100	98,362
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	400	393,412
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	200	203,494
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	400	398,000
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944	%(c)	11/15/21	500	500,737
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.834	%(c)	09/15/22	100	100,040
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	811,724
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C	3.620%		06/17/24	100	101,573
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3	3.160%		01/17/23	400	404,433
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.914	%(c)	04/18/22	500	500,792

A502

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	13	$12,855
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	446	444,166
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	400	404,247
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	125	125,283
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	126	125,550

					7,829,324

Collateralized Loan Obligations — 14.2%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.887	%(c)	07/15/31	750	741,937
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607	%(c)	01/15/27	250	247,987
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.513	%(c)	11/17/27	250	248,131
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	4.079	%(c)	01/16/30	250	249,160
Benefit Street Partners CLO Ltd. (Cayman Islands),Series 2017-12A, Class A1, 3 Month LIBOR +1.250%, 144A	4.037	%(c)	10/15/30	250	249,835
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.180%, 144A	3.967	%(c)	01/15/30	250	248,351
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.260%, 144A	4.021	%(c)	04/22/30	250	248,858
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	250	247,531
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.795	%(c)	04/26/31	250	245,868
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	4.052	%(c)	10/23/29	250	249,344
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.617	%(c)	04/15/27	250	248,774
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580	%(c)	01/18/28	250	248,494
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.027	%(c)	10/15/28	1,000	999,694
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	250	248,265
Ocean Trails CLO (Cayman Islands), Series 2014-5A, Class ARR, 3 Month LIBOR + 1.280%, 144A	4.077	%(c)	10/13/31	500	494,050

A503

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845	%(c)	04/26/31	500	$493,146
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.903	%(c)	01/17/31	250	248,758
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.879	%(c)	07/16/31	250	247,427
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.913	%(c)	11/14/29	250	249,050
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A	3.839	%(c)	05/07/31	250	247,518
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.854	%(c)	05/15/26	186	186,094
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.981	%(c)	10/20/30	250	248,948
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	4.073	%(c)	07/17/26	250	250,743
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901	%(c)	01/20/31	250	248,336
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.210%, 144A	3.997	%(c)	10/15/30	250	249,240
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680	%(c)	01/18/29	500	495,683
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A	4.011	%(c)	10/20/29	250	249,346
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.200%, 144A	3.638	%(c)	10/20/31	250	247,772
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	4.077	%(c)	04/15/30	250	250,506

					9,128,846

Consumer Loans — 0.4%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	285	286,397

Credit Cards — 3.3%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.984	%(c)	12/15/21	200	200,073
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	900	908,512
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%		10/15/24	500	504,580

A504

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%	05/23/25	500	$513,390

				2,126,555

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%	08/16/24	100	99,213
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%	11/15/24	100	99,133

				198,346

Student Loans — 2.0%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%	05/26/43	242	241,471
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%	02/18/42	226	224,850
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%	06/16/42	78	77,918
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 144A	2.840%	01/25/41	300	298,175
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%	02/25/42	60	59,496
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%	01/25/48	400	408,159

				1,310,069

TOTAL ASSET-BACKED SECURITIES (cost $20,847,797)				20,879,537

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.4%
BANK, Series 2017-BNK7, Class A1	1.984%	09/15/60	110	108,120
CD Mortgage Trust, Series 2016-CD2, Class A1	1.848%	11/10/49	442	436,770
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%	08/15/50	274	270,760
CD Mortgage Trust, Series 2017-CD6, Class A3	3.104%	11/13/50	560	560,253
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1	1.971%	12/10/54	435	431,349
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%	06/15/50	208	205,198
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	330	328,446
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	100	102,394
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%	08/10/49	177	174,111
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4	3.349%	02/10/49	500	508,549
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%	10/15/45	737	718,429
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%	12/10/44	370	373,972
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	40	41,891
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	34	33,508
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%	02/10/48	44	44,178

A505

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	93	$92,686
Commercial Mortgage Trust, Series 2016-DC2, Class A1	1.820%		02/10/49	788	779,310
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	327	324,913
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	453	446,030
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	690	690,025
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943	%(cc)	03/25/28	270	276,902
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	50,626
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	119,870
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	54	54,760
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	251	254,569
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	280	293,422
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	45	44,706
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	102,666
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	239	235,280
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%		08/10/50	100	101,092
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	250	252,208
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%		09/15/50	366	360,973
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	471	464,983
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%		10/15/50	121	119,410
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	6	6,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	240	239,238
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	1	1,144
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	60	60,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	89	89,314
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A3	3.646%		10/15/47	630	650,754
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	153,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	236	235,031
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%		12/15/49	400	408,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A1	2.031%		05/15/50	136	134,455
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A1	1.779%		12/15/49	358	353,742

A506

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	977	$964,776
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	830	870,202
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%		09/15/58	305	302,563
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	91	90,499
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A1	1.392%		07/15/48	409	403,082
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	1,006	995,148
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	185	182,711
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	290	287,836
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class ASB	3.390%		11/15/50	300	305,859
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%		03/15/50	168	166,668
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	60	59,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,273,662)					16,364,113

CORPORATE BONDS — 14.7%

Airlines — 0.3%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%		03/01/30	177	174,426

Auto Manufacturers — 0.5%
General Motors Financial Co., Inc., Gtd. Notes	3.250%		01/05/23	300	294,144

Banks — 5.5%
Bank of America Corp., Sr. Unsec’d. Notes	3.366	%(ff)	01/23/26	135	135,095
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	105	106,333
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	450	458,925
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	200	199,762
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%		01/09/25	200	195,957
Citigroup, Inc., Sr. Unsec’d. Notes	3.887	%(ff)	01/10/28	430	436,658
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	125	125,938
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	250	253,894
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	10	10,725
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	200	203,884
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	145	150,382
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	160	160,083
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509	%(ff)	01/23/29	290	288,025
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	150	151,537
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	79,359
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	405	416,554

A507

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	150	$154,455

					3,527,566

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	15,435
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	135	133,367
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	100	101,529

					250,331

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	91,710
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	107,471

					199,181

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	1.800%		05/11/20	100	99,222

Diversified Financial Services — 0.4%
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125%		09/19/22	250	246,548
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463	%(c)	05/22/19	35	35,011

					281,559

Electric — 0.9%
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%		12/01/24	125	123,552
Edison International, Sr. Unsec’d. Notes	2.400%		09/15/22	30	27,720
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%		12/01/24	250	251,210
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%		06/15/23	180	181,154

					583,636

Foods — 0.1%
Tyson Foods, Inc., Gtd. Notes	3.950%		08/15/24	75	77,233

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%		11/15/22	120	118,393
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%		09/01/24	85	84,095

					202,488

Insurance — 0.1%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	14	14,506
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%		02/01/29	46	47,840
Principal Financial Group, Inc., Gtd. Notes	3.300%		09/15/22	10	10,071

					72,417

Media — 0.1%
Discovery Communications LLC, Gtd. Notes	2.200%		09/20/19	60	59,758

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	110	109,309
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%		11/01/24	110	112,272

					221,581

A508

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	185	$182,684

Oil & Gas — 1.0%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	79	79,062
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	230	226,102
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	75	75,714
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	50	51,019
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%		09/13/20	200	197,923

					629,820

Oil & Gas Services — 0.4%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	250	251,053

Pharmaceuticals — 1.1%
Allergan Funding SCS, Gtd. Notes	3.450%		03/15/22	125	126,126
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	295	287,945
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	240	251,242
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	70	67,691

					733,004

Pipelines — 1.9%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	305	301,950
Enterprise Products Operating LLC, Gtd. Notes	3.350%		03/15/23	150	152,242
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%		02/01/21	10	10,240
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	55	55,431
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	140	146,764
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	265	265,521
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.350%		08/15/22	275	277,062

					1,209,210

Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, Gtd. Notes	3.700%		08/15/27	100	99,013

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	325	324,557

TOTAL CORPORATE BONDS (cost $9,474,245)					9,472,883

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101	%(c)	08/25/60	178	177,257
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167	%(c)	07/15/58	300	298,811

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $478,031)					476,068

A509

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	200	$198,500
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	400	397,354
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	115	115,038

TOTAL SOVEREIGN BONDS (cost $711,727)					710,892

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%
Federal Home Loan Bank	1.375%		05/28/19	3,500	3,494,104
Federal Home Loan Bank	2.625%		10/01/20	80	80,333
Federal Home Loan Mortgage Corp.	2.750%		06/19/23	2,500	2,543,608
Federal National Mortgage Assoc.	2.000%		10/05/22	500	495,285
Federal National Mortgage Assoc.	2.375%		01/19/23	250	250,673
Federal National Mortgage Assoc.	2.500%		02/05/24	290	292,723
Federal National Mortgage Assoc.	2.875%		09/12/23	3,380	3,459,102
Residual Funding Corp., Principal Strip	2.140	%(s)	10/15/20	1,000	962,135

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,429,642)					11,577,963

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds	3.375%		11/15/48	100	111,293
U.S. Treasury Bonds	3.625%		08/15/43	40	45,956
U.S. Treasury Bonds	5.250%		11/15/28	375	465,557
U.S. Treasury Notes(k)	2.125%		05/15/25	1,075	1,063,788
U.S. Treasury Notes	2.250%		11/15/27	1,105	1,093,258
U.S. Treasury Notes	2.375%		03/15/22	260	261,138
U.S. Treasury Notes	2.375%		02/29/24	490	493,197
U.S. Treasury Notes(k)	2.500%		05/15/24	395	399,536
U.S. Treasury Notes	2.500%		02/28/26	520	525,911
U.S. Treasury Notes(a)	2.625%		02/15/29	205	208,764

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,516,100)					4,668,398

TOTAL LONG-TERM INVESTMENTS (cost $63,731,204)					64,149,854

				Shares
SHORT-TERM INVESTMENTS — 0.7%

AFFILIATED MUTUAL FUNDS — 0.6%
PGIM Core Ultra Short Bond Fund(w)				348	348
PGIM Institutional Money Market Fund (cost $426,807; includes $426,110 of cash collateral for securities on loan)(b)(w)				426,679	426,764

TOTAL AFFILIATED MUTUAL FUNDS
(cost $427,155)					427,112

OPTIONS PURCHASED~* — 0.1%
(cost $9,367)					40,892

TOTAL SHORT-TERM INVESTMENTS
(cost $436,522)					468,004

A510

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.2% (cost $64,167,726)	$64,617,858

OPTION WRITTEN~* — (0.0)%
(premiums received $1,952)	(2,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.2% (cost $64,165,774)	64,615,858
Liabilities in excess of other assets(z) — (0.2)%	(157,941)

NET ASSETS — 100.0%	$64,457,917

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $416,767; cash collateral of $426,110 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	16	32	$250
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	16	32	6,250
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	28	28	1,750

Total Exchange Traded (cost $7,778)						$8,250

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 555
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	228	2,070
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	222	2,016
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	556	4,758
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,102	10,280
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,120	10,774

A511

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	222	$2,189

Total OTC Traded (cost $1,589)							$32,642

Total Options Purchased (cost $9,367)							$40,892

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	32	64	$(2,000)

    (premiums received $1,952)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
211	10 Year U.S. Treasury Notes	Jun. 2019	$26,210,156	$335,712
33	10 Year U.S. Ultra Treasury Notes	Jun. 2019	4,381,781	87,460
20	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,360,000	119,493

				542,665

Short Positions:
13	2 Year U.S. Treasury Notes	Jun. 2019	2,770,219	(9,392)
341	5 Year U.S. Treasury Notes	Jun. 2019	39,497,392	(328,146)
36	20 Year U.S. Treasury Bonds	Jun. 2019	5,387,625	(138,054)

				(475,592)

				$67,073

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

1,510	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(7,197)	$(7,197)

1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	(9,391)	(9,519)

1,030	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(11,465)	(11,465)

1,510	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	5,361	5,361

58,675	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	(1,070,772)	(400,538)	670,234

690	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(14,291)	(14,291)

4,352	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,325)	(206,287)	(201,962)

4,358	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	188	(207,428)	(207,616)

125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	578	578

131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	2,506	891

4,147	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(48,491)	(161,930)	(113,439)

382	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(14,248)	(14,248)

A512

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):

405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	$(2,863)	$(12,065)	$(9,202)

				$(1,124,520)	$(1,036,395)	$88,125

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global

Markets, Inc.	$280,000	$1,265,301

A513

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%

ASSET-BACKED SECURITIES — 28.2%

Automobiles — 11.0%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	300	$304,918
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	45	45,193
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	200	199,837
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	200	201,889
CarMax Auto Owner Trust, Series 2018-4, Class B	3.670%		05/15/24	400	409,181
CarMax Auto Owner Trust, Series 2019-1, Class A3	3.050%		03/15/24	1,100	1,109,132
Chesapeake Funding II LLC, Series 2018-3A, Class A1, 144A	3.390%		01/15/31	400	403,931
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	400	400,438
Drive Auto Receivables Trust, Series 2018-4, Class B	3.360%		10/17/22	300	300,859
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	91	91,272
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	100	100,427
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	200	198,943
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	500	497,929
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	200	203,494
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 144A	3.520%		07/15/30	500	509,648
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944	%(c)	11/15/21	400	400,590
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	500	507,328
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C	3.620%		06/17/24	100	101,573
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3	3.160%		01/17/23	600	606,650
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3	2.830%		03/20/23	500	503,080
Hyundai Auto Receivables Trust, Series 2018-B, Class A3	3.200%		12/15/22	500	505,405
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.914	%(c)	04/18/22	400	400,634
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	39	38,566
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	594	592,221
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	300	303,185
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	125	125,283

A514

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	63	$62,775

					9,203,029

Collateralized Loan Obligations — 13.1%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.887	%(c)	07/15/31	750	741,937
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607	%(c)	01/15/27	250	247,987
Atrium (Cayman Islands), Series 2018-2A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122	%(c)	10/23/24	487	487,117
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.732	%(c)	04/23/31	250	245,612
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191	%(c)	10/20/29	250	250,052
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743	%(c)	04/17/31	250	246,399
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.781	%(c)	04/20/31	500	493,281
Cent CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 3 Month LIBOR + 1.030%, 144A	3.781	%(c)	04/30/31	250	246,540
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.759	%(c)	04/24/31	250	245,800
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	250	247,531
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.631	%(c)	04/19/29	250	247,768
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.795	%(c)	04/26/31	250	245,868
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.801	%(c)	04/25/31	250	245,990
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.930%, 144A	3.575	%(c)	05/20/29	250	248,427
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.027	%(c)	10/15/28	1,000	999,694
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	250	248,265
Ocean Trails CLO (Cayman Islands), Series 2014-5A, Class ARR, 3 Month LIBOR + 1.280%, 144A	4.077	%(c)	10/13/31	750	741,075
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845	%(c)	04/26/31	750	739,719
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class A1AR, 3 Month LIBOR + 1.280%, 144A	3.749	%(c)	10/20/31	750	746,974

A515

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.811	%(c)	04/20/31	250	$246,581
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.879	%(c)	07/16/31	250	247,427
Sound Point CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A1, 3 Month LIBOR + 1.250%, 144A	3.532	%(c)	10/23/31	750	746,529
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	4.013	%(c)	01/17/30	250	249,177
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.561	%(c)	07/20/27	250	248,511
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 3 Month LIBOR + 1.260%, 144A	4.047	%(c)	01/15/32	250	249,180
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.741	%(c)	04/25/31	250	245,702
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680	%(c)	01/18/29	250	247,841
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.737	%(c)	04/15/29	500	494,296

					10,891,280

Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	380	381,863

Credit Cards — 2.5%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	700	706,621
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%		10/15/24	700	706,412
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	400	410,712
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6	3.210%		12/07/24	300	306,371

					2,130,116

Student Loans — 1.1%
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	160	159,371
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	113	112,425
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	78	77,918
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%		01/25/48	400	408,159
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	169	169,905

					927,778

TOTAL ASSET-BACKED SECURITIES
(cost $23,501,936)					23,534,066

A516

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.1%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49	1,000	$987,208
BANK, Series 2017-BNK4, Class A1	2.002%		05/15/50	369	364,707
BANK, Series 2017-BNK7, Class A1	1.984%		09/15/60	72	70,838
BANK, Series 2018-BN14, Class A1	3.277%		09/15/60	147	148,447
CD Mortgage Trust, Series 2017-CD3, Class A1	1.965%		02/10/50	116	114,668
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	171	168,735
CD Mortgage Trust, Series 2017-CD6, Class A1	2.168%		11/13/50	544	539,409
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	1,220	1,250,677
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1	1.965%		06/15/50	105	104,034
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50	250	250,056
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	286	284,045
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1	1.648%		09/15/48	78	77,558
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	192	189,857
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	107	105,067
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	1,126	1,097,401
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	239	241,750
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	188	190,584
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	113,104
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	110	115,200
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	522,666
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	40	40,210
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	66	65,978
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	164	166,618
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	21	21,085
Commercial Mortgage Trust, Series 2015-PC1, Class A1	1.667%		07/10/50	58	57,847
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	850	873,013
Commercial Mortgage Trust, Series 2016-DC2, Class A1	1.820%		02/10/49	60	59,435
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	115	113,941
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	195	193,698
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		08/10/49	151	148,721
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	339	334,522
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	386	386,028
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943	%(cc)	03/25/28	197	201,384
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	599	615,023

A517

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%	04/10/47	18	$18,260
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	49	49,574
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%	02/10/48	27	26,824
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%	08/10/50	143	141,168
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%	07/15/45	21	21,297
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	90	91,323
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	150	153,761
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%	03/15/50	159	157,062
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%	09/15/50	471	464,108
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.422%	06/15/49	269	265,704
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1	2.081%	10/15/50	76	74,631
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	10	10,408
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	319	318,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A2, 144A	3.472%	07/15/47	670	671,957
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%	12/15/49	13	12,635
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%	08/15/46	29	28,845
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	1,174	1,173,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%	08/15/47	48	48,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A3	3.646%	10/15/47	740	764,377
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%	03/15/48	425	427,593
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	155	158,634
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%	12/15/47	116	115,610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1	1.389%	09/15/49	265	260,215
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%	11/15/49	998	980,311
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	721	711,532
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	360	377,437
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	122	121,025
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	44	43,835

A518

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A1	1.889%		12/15/48	376	$373,483
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%		08/15/49	215	211,486
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%		01/15/59	584	578,459
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A1	1.423%		06/15/49	89	87,537
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A1	1.392%		07/15/48	479	472,751
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	1,170	1,157,499
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	110	108,924
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	70	69,478
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	2	1,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,668,913)					20,962,073

CORPORATE BONDS — 14.5%

Aerospace & Defense — 0.2%
General Dynamics Corp., Gtd. Notes	3.375%		05/15/23	190	195,246

Banks — 3.5%
Bank of America Corp., Sr. Unsec’d. Notes	3.366	%(ff)	01/23/26	170	170,119
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593	%(ff)	07/21/28	300	299,121
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	40	41,913
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	65	66,289
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	190	186,093
Citigroup, Inc., Sr. Unsec’d. Notes	3.520	%(ff)	10/27/28	200	196,505
Citigroup, Inc., Sr. Unsec’d. Notes	3.887	%(ff)	01/10/28	170	172,632
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	75	77,647
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	80	79,815
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814	%(ff)	04/23/29	185	183,278
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223	%(ff)	05/01/29	70	71,540
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	25	26,812
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	50	51,181
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	100	100,074
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509	%(ff)	01/23/29	30	29,796
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	50	51,388
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005	%(ff)	04/23/29	170	174,611
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	125	128,566
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	20	20,514
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591	%(ff)	07/22/28	300	297,732
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	130	133,372
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%		05/01/25	350	366,192

					2,925,190

Biotechnology — 0.1%
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	90	88,911

A519

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals — 0.1%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	$107,471

Commercial Services — 1.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	70	70,726
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125%	08/01/23	250	254,960
SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375%	10/11/19	500	496,658
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	175	177,651

				999,995

Diversified Financial Services — 1.8%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19	500	505,666
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%	09/20/19	500	496,965
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%	09/25/23	250	256,774
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125%	09/19/22	250	246,547

				1,505,952

Healthcare-Products — 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	74	76,925

Healthcare-Services — 0.6%
Cigna Holding Co., Gtd. Notes	3.250%	04/15/25	490	485,677

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	85	85,057
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	6	6,217
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%	02/01/29	19	19,760

				111,034

Media — 0.4%
CBS Corp., Gtd. Notes	3.375%	03/01/22	150	151,160
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	70	72,423
Fox Corp., Sr. Unsec’d. Notes, 144A	3.666%	01/25/22	125	127,460

				351,043

Multi-National — 3.3%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GDIF	1.000%	05/15/19	500	499,095
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	630	629,368
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	75	74,061
Council of Europe Development Bank (Supranational Bank), Sr. Unsec’d. Notes	1.750%	11/14/19	500	497,747
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	1.000%	05/13/19	500	499,038
Nordic Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	1.875%	06/14/19	500	499,371

				2,698,680

A520

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%		04/15/27	95	$93,390
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	85	83,726

					177,116

Packaging & Containers — 0.2%
WRKCo, Inc., Gtd. Notes	3.750%		03/15/25	130	131,163

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	75	75,168
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	130	126,891
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	60	59,633
CVS Health Corp., Sr. Unsec’d. Notes	4.100%		03/25/25	400	410,658
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27	60	58,439
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	40	41,874
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	130	125,711

					898,374

Pipelines — 0.5%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	130	128,700
MPLX LP, Sr. Unsec’d. Notes	3.375%		03/15/23	25	25,196
MPLX LP, Sr. Unsec’d. Notes	4.500%		07/15/23	50	52,416
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	110	117,002
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		09/15/25	105	107,842

					431,156

Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Sr. Unsec’d. Notes	3.625%		02/01/25	250	245,363

Retail — 0.1%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%		07/26/27	95	92,688

Software — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	2.950%		11/15/24	75	75,136

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		03/01/29	420	429,060

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	75	74,898

TOTAL CORPORATE BONDS
(cost $11,901,634)					12,101,078

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
CIM Trust, Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489	%(c)	12/25/57	71	71,893
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101	%(c)	08/25/60	178	177,257

A521

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167	%(c)	07/15/58	300	$298,811

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $549,869)					547,961

SOVEREIGN BONDS — 5.1%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes	1.500%		10/22/19	500	497,149
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19	1,200	1,194,504
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	300	295,875
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	300	295,317
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.650%		09/22/21	16	16,080
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.050%		11/30/20	35	34,718
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	197,512
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	200	215,196
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.250%		06/17/19	500	498,615
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	165	165,055
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		08/25/21	300	302,076
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.125%		08/28/19	500	497,028

TOTAL SOVEREIGN BONDS
(cost $4,185,766)					4,209,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal Home Loan Bank	2.625%		10/01/20	895	898,730
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	99,613
Federal Home Loan Mortgage Corp.	2.375%		02/16/21	200	200,193
Federal Home Loan Mortgage Corp.	2.750%		06/19/23	700	712,210
Federal National Mortgage Assoc.	2.000%		10/05/22	600	594,342
Federal National Mortgage Assoc.	2.500%		02/05/24	490	494,601
Federal National Mortgage Assoc.	2.875%		09/12/23	1,000	1,023,403

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $3,970,550)					4,023,092

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Bonds	3.375%		11/15/48	130	144,681
U.S. Treasury Bonds	3.625%		08/15/43	145	166,591
U.S. Treasury Bonds	3.750%		11/15/43	20	23,446
U.S. Treasury Bonds	5.250%		11/15/28	460	571,083
U.S. Treasury Notes	1.125%		02/28/21	120	117,361
U.S. Treasury Notes(k)	2.125%		05/15/25	7,800	7,718,648
U.S. Treasury Notes	2.250%		11/15/27	6,685	6,613,972
U.S. Treasury Notes	2.375%		03/15/22	610	612,669
U.S. Treasury Notes	2.375%		02/29/24	635	639,142
U.S. Treasury Notes	2.625%		02/15/29	205	208,764
U.S. Treasury Strips Coupon	2.762	%(s)	08/15/29	500	384,773
U.S. Treasury Strips Coupon	2.857	%(s)	05/15/31	500	365,709

A522

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon(k)	3.080%(s)	11/15/34	550	$361,748

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,205,118)				17,928,587

TOTAL LONG-TERM INVESTMENTS (cost $81,983,786)				83,305,982

			Shares
SHORT-TERM INVESTMENTS — 0.4%

AFFILIATED MUTUAL FUNDS — 0.1%
PGIM Core Ultra Short Bond Fund(w)			79,126	79,126
PGIM Institutional Money Market Fund(w)			9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $79,135)				79,135

	Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.3%
Ford Motor Credit Co. LLC
(cost $219,846)	3.201%	04/09/19	220	219,795

OPTIONS PURCHASED~* — 0.0%
(cost $12,019)				38,043

TOTAL SHORT-TERM INVESTMENTS (cost $311,000)				336,973

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.3% (cost $82,294,786)				83,642,955

OPTION WRITTEN~* — (0.0)%
(premiums received $2,562)				(2,625)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.3% (cost $82,292,224)				83,640,330
Liabilities in excess of other assets(z) — (0.3)%				(256,065)

NET ASSETS — 100.0%				$83,384,265

See	the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A523

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	21	42	$328
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	21	42	8,203
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	36	36	2,250

Total Exchange Traded (cost $10,149)						$10,781

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$1,111
		Morgan Stanley &
		Co International
2- Year 10 CMS Curve CAP	Call	PLC	11/21/19	0.13%	—	100	518
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	1,652
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	1,607
		Bank of America,
2- Year 10 CMS Curve CAP	Call	N.A.	08/16/21	0.15%	—	442	3,782
		Bank of America,
2- Year 10 CMS Curve CAP	Call	N.A.	08/20/21	0.15%	—	878	8,190
		Bank of America,
2- Year 10 CMS Curve CAP	Call	N.A.	09/13/21	0.14%	—	900	8,657
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	1,745

Total OTC Traded (cost $1,870)							$27,262

Total Options Purchased (cost $12,019)							$38,043

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	42	84	$ (2,625)

(premiums received $2,562)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
150	10 Year U.S. Treasury Notes	Jun. 2019	$18,632,813	$ 191,269
42	10 Year U.S. Ultra Treasury Notes	Jun. 2019	5,576,813	110,893
22	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,696,000	125,700

				427,862

Short Positions:
85	2 Year U.S. Treasury Notes	Jun. 2019	18,112,969	(60,555)
337	5 Year U.S. Treasury Notes	Jun. 2019	39,034,080	(330,265)

A524

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
52	20 Year U.S. Treasury Bonds	Jun. 2019	$7,782,125	$(199,624)

				(590,444)

				$(162,582)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
840	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(4,004)	$(4,004)
1,970	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	6,994	6,994
230	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(4,764)	(4,764)
51,345	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	(2,019,131)	770,676	2,789,807
17,180	12/31/25	0.000%(T)	3 Month LIBOR(2)(T)	287	(834,672)	(834,959)
1,575	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	2,274	(22,112)	(24,386)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	578	578
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	2,506	891
3,770	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(43,935)	(147,216)	(103,281)
509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(18,984)	(18,984)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(12,065)	(9,202)

				$(2,061,753)	$(263,063)	$1,798,690

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$2,432,645

A525

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%

ASSET-BACKED SECURITIES — 29.4%

Automobiles — 10.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	667	$666,124
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	298,404
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	300,417
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	800	807,556
CarMax Auto Owner Trust, Series 2018-4, Class B	3.670%		05/15/24	900	920,657
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	236	235,944
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,100	1,101,204
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	119	118,825
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	383	381,976
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	547	547,631
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	500	502,135
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	697,100
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,163,953
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 144A	3.470%		01/15/30	500	508,734
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 144A	3.520%		07/15/30	700	713,508
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944%	(c)	11/15/21	900	901,327
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C	3.620%		06/17/24	100	101,573
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.334%	(c)	05/17/21	400	400,303
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	3.054%	(c)	01/18/22	1,500	1,502,520
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3	3.160%		01/17/23	850	859,421
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	399	398,517
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	371	370,138
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	900	909,556
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 144A	3.630%		09/14/27	600	606,366
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	440	439,424

					16,453,313

A526

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 13.1%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.887%	(c)	07/15/31	1,000	$989,249
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607%	(c)	01/15/27	500	495,975
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.732%	(c)	04/23/31	1,000	982,447
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.787%	(c)	04/15/29	94	93,817
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.593%	(c)	01/17/28	750	743,659
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191%	(c)	10/20/29	250	250,052
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743%	(c)	04/17/31	750	739,197
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871%	(c)	01/22/31	250	247,531
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.631%	(c)	04/19/29	1,000	991,071
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A	3.474%	(c)	11/15/26	497	495,426
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.797%	(c)	04/15/31	500	492,424
Jackson Mill CLO Ltd (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.617%	(c)	04/15/27	1,000	995,096
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580%	(c)	01/18/28	500	496,989
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.794%	(c)	02/20/31	750	739,519
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.989%	(c)	01/16/31	750	744,594
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%	(c)	01/15/28	750	744,796
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845%	(c)	04/26/31	1,500	1,479,438
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.879%	(c)	07/16/31	250	247,427
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589%	(c)	10/20/31	500	494,433

A527

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901%	(c)	01/20/31	1,000	$993,342
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.960%	(c)	10/18/31	500	495,238
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 3 Month LIBOR + 1.260%, 144A	4.047%	(c)	01/15/32	500	498,360
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	4.181%	(c)	10/20/28	500	500,427
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.770%	(c)	04/18/31	750	738,328
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680%	(c)	01/18/29	1,000	991,365
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.831%	(c)	01/20/31	500	494,100
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.923%	(c)	01/17/31	500	493,686
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.737%	(c)	04/15/29	2,750	2,718,631

					20,386,617

Consumer Loans — 0.4%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	666	668,260

Credit Cards — 3.9%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.984%	(c)	12/15/21	175	175,064
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.874%	(c)	10/15/21	1,000	1,000,400
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.894%	(c)	05/15/21	1,100	1,100,459
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.784%	(c)	01/15/22	1,600	1,602,173
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,486,754
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	3.111%	(c)	04/22/26	500	502,347
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	198,566

					6,065,763

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 144A	3.080%		11/12/41	300	302,612

A528

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 0.2%
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 144A	3.750%	(cc)	03/25/58	348	$351,950

Student Loans — 1.0%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	734	730,763
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A1, 144A	3.010%		06/16/42	311	311,671
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	418	416,474

					1,458,908

TOTAL ASSET-BACKED SECURITIES (cost $45,803,305)					45,687,423

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.7%
Barclays Commercial Mortgage Securities, Series 2017-C1, Class A1	2.010%		02/15/50	526	519,755
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	1,800	1,759,159
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	482	474,303
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	533,010
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	399,824
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	215,338
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	291	290,860
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	224,268
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	101,273
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	609,579
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	612,764
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	896	889,345
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	1,863	1,862,584
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943%	(cc)	03/25/28	688	704,842
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	898	922,534
FHLMC Multifamily Structured Pass-Through Certificates, Series -K054, Class A2	2.745%		01/25/26	1,500	1,498,373
FHLMC Multifamily Structured Pass-Through Certificates, Series -K055, Class A2	2.673%		03/25/26	1,500	1,491,249
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	123	122,197
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	615,999
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	660	650,942
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	60,882
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	577	570,202

A529

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%		09/15/50	861	$848,881
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	748	744,798
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	9	8,941
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	149,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	821,752
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	317,569
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	608,689
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,542,333
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A1	1.779%		12/15/49	923	910,452
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,623,442
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,678	1,656,416
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%		02/15/51	2,300	2,411,402
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	796,520
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	506,855
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	100,426
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	1,112	1,100,376
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,600	1,615,828
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	509	502,454
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,100	1,091,793
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A1	2.056%		03/15/50	430	425,535
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,400	1,392,631

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,463,103)					35,306,365

CORPORATE BONDS — 13.7%

Agriculture — 0.2%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	276,141

Banks — 5.3%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%		10/05/20	200	197,898
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	(ff)	07/21/28	495	493,549
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	612,982
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	595	620,083

A530

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	925	$919,524
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	251,875
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	385	398,586
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	497,165
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	835	843,483
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	55	55,215
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	56,068
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	390	380,960
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	580,430
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	(ff)	01/23/29	270	268,161
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	550	571,191
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	815	816,904
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	720	738,678

					8,302,752

Biotechnology — 0.3%
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22	495	505,373

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	100	101,363
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	1,250	1,272,216

					1,373,579

Diversified Financial Services — 0.3%
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%		09/25/23	250	256,774
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%		04/16/21	250	251,269

					508,043

Electric — 1.5%
CenterPoint Energy Houston Electric LLC, Series Z, General Ref. Mortgage	2.400%		09/01/26	240	227,493
Dominion Energy, Inc., Series D, Sr. Unsec’d. Notes	2.850%		08/15/26	60	57,593
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%		12/01/26	810	801,488
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%		09/01/26	150	142,887
PacifiCorp, First Mortgage	3.350%		07/01/25	160	160,186
Southern Power Co., Series D, Sr. Unsec’d. Notes	1.950%		12/15/19	460	456,972
Virginia Electric & Power Co., Series B, Sr. Unsec’d. Notes	2.950%		11/15/26	495	484,490

					2,331,109

Healthcare-Products — 0.0%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	47	47,720

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	915	915,617

A531

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%		07/23/22	455	$470,748

Multi-National — 1.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	920	919,077
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	405	396,195
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	650	641,862

					1,957,134

Oil & Gas — 0.9%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	511	511,403
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%		06/15/19	600	603,811
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	350	358,431

					1,473,645

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%		11/06/22	25	24,949
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	700	701,569
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%		09/15/25	290	289,736
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	375	372,704
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	425	410,978

					1,799,936

Software — 0.4%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%		06/01/25	475	487,371
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	100	99,870

					587,241

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		03/01/29	740	755,962

TOTAL CORPORATE BONDS (cost $21,309,195)					21,305,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
CIM Trust, Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489%	(c)	12/25/57	136	136,596
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101%	(c)	08/25/60	356	354,515
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167%	(c)	07/15/58	700	697,227

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,192,553)					1,188,338

SOVEREIGN BONDS — 2.9%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	198,677
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	200	198,148

A532

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	$194,740
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	199,023
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%	12/06/19	700	696,794
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%	07/26/22	220	216,975
Province of New Brunswick (Canada), Debentures	9.750%	05/15/20	400	430,392
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	1,500	1,487,934
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%	09/10/21	50	50,017
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%	04/23/28	275	293,862
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	497,205

TOTAL SOVEREIGN BONDS (cost $4,466,950)				4,463,767

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.0%
Federal Home Loan Bank	2.625%	10/01/20	730	733,043
Federal Home Loan Bank	3.000%	10/12/21	3,000	3,051,667
Federal Home Loan Mortgage Corp.	1.375%	08/15/19	500	498,063
Federal Home Loan Mortgage Corp.	2.750%	06/19/23	4,000	4,069,772
Federal National Mortgage Assoc.	1.875%	09/24/26	75	71,738
Federal National Mortgage Assoc.	2.000%	10/05/22	1,200	1,188,684
Federal National Mortgage Assoc.	2.125%	04/24/26	3,675	3,588,984
Federal National Mortgage Assoc.	2.375%	01/19/23	180	180,485
Federal National Mortgage Assoc.	2.500%	02/05/24	210	211,972
Federal National Mortgage Assoc.	2.875%	09/12/23	4,325	4,426,217
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%	09/18/23	365	413,784
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%	03/15/20	225	224,505

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,479,757)				18,658,914

U.S. TREASURY OBLIGATIONS — 17.4%
U.S. Treasury Bonds	3.375%	11/15/48	235	261,538
U.S. Treasury Bonds	3.625%	08/15/43	355	407,862
U.S. Treasury Bonds	5.250%	11/15/28	850	1,055,262
U.S. Treasury Notes	2.000%	11/30/20	1,770	1,760,113
U.S. Treasury Notes(k)	2.125%	09/30/21	21,550	21,479,289
U.S. Treasury Notes(k)	2.125%	05/15/25	45	44,531
U.S. Treasury Notes	2.375%	03/15/22	325	326,422
U.S. Treasury Notes	2.375%	02/29/24	655	659,273
U.S. Treasury Notes	2.500%	02/28/26	925	935,515

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,082,817)				26,929,805

TOTAL LONG-TERM INVESTMENTS (cost $153,797,680)				153,539,612

A533

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%

AFFILIATED MUTUAL FUNDS — 0.2%
PGIM Core Ultra Short Bond Fund(w)	347,537	$347,537
PGIM Institutional Money Market Fund(w)	857	857

TOTAL AFFILIATED MUTUAL FUNDS (cost $348,394)		348,394

OPTIONS PURCHASED~* — 0.1% (cost $22,805)		104,770

TOTAL SHORT-TERM INVESTMENTS (cost $371,199)		453,164

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.2% (cost $154,168,879)		153,992,776

OPTION WRITTEN~* — (0.0)% (premiums received $4,758)		(4,875)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.2% (cost $154,164,121)		153,987,901
Other assets in excess of liabilities(z) — 0.8%		1,256,219

NET ASSETS — 100.0%		$155,244,120

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	39	78	$609
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	39	78	15,234
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	67	67	4,188

Total Exchange Traded (cost $18,858)						$20,031

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$555

A534

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	100	$518
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	596	5,410
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	579	5,258
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,448	12,391
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	2,874	26,809
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	2,920	28,089
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	579	5,709

Total OTC Traded (cost $3,947)							$84,739

Total Options Purchased (cost $22,805)							$104,770

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	78	156	$(4,875)

(premiums received $4,758)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
124	10 Year U.S. Treasury Notes	Jun. 2019	$15,403,125	$155,977
248	10 Year U.S. Ultra Treasury Notes	Jun. 2019	32,929,750	655,299
20	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	3,360,000	90,313

				901,589

Short Positions:
60	2 Year U.S. Treasury Notes	Jun. 2019	12,785,625	(48,148)
543	5 Year U.S. Treasury Notes	Jun. 2019	62,894,674	(487,495)
69	20 Year U.S. Treasury Bonds	Jun. 2019	10,326,281	(264,743)

				(800,386)

				$101,203

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	$211	$47,407	$47,196
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(60,250)	(60,417)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(82,550)	(82,729)
4,200	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(20,019)	(20,019)
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	(22,191)	(22,360)

A535

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	$237	$172,227	$171,990
800	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(8,905)	(8,905)
40,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	410	404,952	404,542
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	27,725	33,366
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	18,547	13,877
3,660	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	12,994	12,994
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	42,899	32,877
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	9,875	9,875
5,045	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	11,612	34,707	23,095
4,605	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	33,411	33,411
1,720	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(35,625)	(35,625)
2,250	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	3,777	(53,066)	(56,843)
27,610	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(19,009)	(1,308,725)	(1,289,716)
12,014	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	532	(571,832)	(572,364)
1,815	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	2,621	(25,481)	(28,102)
125	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	578	578
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(1,823,323)	(2,389,406)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	(4,476,107)	(3,672,886)
91,450	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(1,962,306)	(1,985,800)	(23,494)
16,515	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	202	(7,779)	(7,981)
1,182	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	16,484	22,612	6,128
785	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	780	1,323
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	2,289	2,289
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	3,517	3,652
20,950	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	(310,770)	(108,287)	202,483
39,203	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(455,929)	(1,530,929)	(1,075,000)
7,027	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(26,427)	(262,087)	(235,660)
1,325	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	(39,471)	(30,341)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,011)	(3,011)

				$(2,975,735)	$(11,590,918)	$(8,615,183)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

A536

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$4,343,888

A537

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.6%

ASSET-BACKED SECURITIES — 33.1%

Automobiles — 12.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	800	$799,348
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,094,839
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	700	696,276
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	200	198,426
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	900	908,500
CarMax Auto Owner Trust, Series 2018-4, Class B	3.670%		05/15/24	1,000	1,022,952
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	315	314,592
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	1,000	1,001,094
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	468	466,859
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	291	289,655
Enterprise Fleet Financing LLC, Series 2018-1, Class A2, 144A	2.870%		10/20/23	638	638,903
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%		02/20/24	600	602,562
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,884,599
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,180,338
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,391,049
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,300	1,278,588
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 144A	3.520%		07/15/30	900	917,367
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	2,700	2,739,570
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C	3.620%		06/17/24	100	101,573
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	3.334%	(c)	05/17/21	100	100,076
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	3.054%	(c)	01/18/22	1,700	1,702,856
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	418	417,440
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	463	462,795
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	446	444,166
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	1,000	1,010,618
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 144A	3.630%		09/14/27	800	808,488

A538

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%	11/16/20	503	$502,199

				22,975,728

Collateralized Loan Obligations — 14.8%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.887%(c)	07/15/31	1,500	1,483,873
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607%(c)	01/15/27	750	743,962
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.350%, 144A	3.947%(c)	10/15/28	2,000	1,999,982
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	3.787%(c)	04/15/29	188	187,633
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.593%(c)	01/17/28	750	743,659
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	4.191%(c)	10/20/29	250	250,052
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871%(c)	01/22/31	500	495,062
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 3 Month LIBOR + 0.850%, 144A	3.629%(c)	01/16/26	250	249,430
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.797%(c)	04/15/31	500	492,424
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.617%(c)	04/15/27	500	497,548
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580%(c)	01/18/28	500	496,989
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.794%(c)	02/20/31	1,000	986,026
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.989%(c)	01/16/31	750	744,594
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%(c)	01/15/28	750	744,796
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845%(c)	04/26/31	2,000	1,972,584
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589%(c)	10/20/31	500	494,433
Romark CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.791%(c)	04/20/31	750	736,616

A539

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A1, 3 Month LIBOR + 1.250%, 144A	3.532%	(c)	10/23/31	2,500	$2,488,430
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.561%	(c)	07/20/27	1,500	1,491,068
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901%	(c)	01/20/31	1,000	993,342
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.960%	(c)	10/18/31	500	495,238
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 3 Month LIBOR + 1.260%, 144A	4.047%	(c)	01/15/32	750	747,540
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class AAR2, 3 Month LIBOR + 0.990%, 144A	3.770%	(c)	04/18/31	1,000	984,437
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680%	(c)	01/18/29	1,000	991,365
Voya CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.831%	(c)	01/20/31	500	494,100
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.923%	(c)	01/17/31	500	493,686
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.737%	(c)	04/15/29	4,000	3,954,372

					26,453,241

Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	856	859,192

Credit Cards — 3.4%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	2.984%	(c)	12/15/21	200	200,073
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.874%	(c)	10/15/21	200	200,080
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	2.894%	(c)	05/15/21	200	200,083
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.784%	(c)	01/15/22	1,900	1,902,581
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,784,105
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	3.111%	(c)	04/22/26	700	703,286
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	991,880

					5,982,088

Equipment — 0.6%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	793,703

A540

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Equipment (cont’d.)
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 144A	3.080%		11/12/41	300	$302,612

					1,096,315

Student Loans — 0.9%
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	847	843,189
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 144A	3.520%		06/16/42	300	303,913
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A, 144A	2.390%		02/25/42	538	535,466

					1,682,568

TOTAL ASSET-BACKED SECURITIES (cost $59,213,191)					59,049,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.0%
Barclays Commercial Mortgage Securities, Series 2017-C1, Class A1	2.010%		02/15/50	526	519,755
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,954,621
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	559	549,350
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	485,524
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	1,474	1,436,859
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	490	503,401
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	117,363
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	35	34,849
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	160,508
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,037,269
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	1,562,524
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	403,705
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	1,035	1,028,058
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A1	1.493%		01/15/49	755	748,261
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	149,325
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	1,334	1,315,018
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	2,182	2,181,058
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943%	(cc)	03/25/28	786	805,534
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	1,097	1,127,542
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	198,833
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	145	146,026

A541

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	141	$140,931
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	767	756,818
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	197	197,217
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	111	110,600
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,766,196
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,379,871
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	955	953,738
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	897	893,758
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	255	250,790
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	2	2,326
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	1	715
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	373,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	750	745,747
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,082,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A1	1.968%		12/15/49	339	335,124
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%		11/15/49	1,585	1,556,965
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,927,837
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%		11/15/50	1,968	1,943,324
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	650	651,337
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	1,100	1,076,036
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	1,320	1,306,020
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,900	1,918,796
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	587	579,755
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	1,300	1,290,301
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,600	1,591,579

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,569,129)					39,296,401

CORPORATE BONDS — 14.8%

Auto Manufacturers — 0.0%
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	20	19,894

A542

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks — 5.0%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%		10/05/20	200	$197,898
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	(ff)	12/20/28	168	164,279
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	695	724,299
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	880	874,791
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	25	25,396
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	750	776,466
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	750	761,682
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	497,165
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	1,000	968,446
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	60	59,861
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	470	471,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	160	156,291
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	600	596,111
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	(ff)	01/23/29	315	312,855
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	530	550,421
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,120	1,145,146
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	585	600,176

					8,883,117

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%		11/01/23	800	775,220

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25	1,625	1,653,881

Diversified Financial Services — 0.4%
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%		07/24/24	250	256,223
CPPIB Capital, Inc. (Canada), Gtd. Notes, MTN, 144A	3.125%		09/25/23	250	256,774
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.750%		04/16/21	250	251,269

					764,266

Electric — 1.4%
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	300	303,375
Dominion Energy, Inc., Series D, Sr. Unsec’d. Notes	2.850%		08/15/26	15	14,398
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%		12/01/26	960	949,912
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%		09/01/26	35	33,340
Southern Power Co., Series D, Sr. Unsec’d. Notes	1.950%		12/15/19	535	531,479
Virginia Electric & Power Co., Series B, Sr. Unsec’d. Notes	2.950%		11/15/26	615	601,942

					2,434,446

Healthcare-Services — 0.0%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%		08/15/24	25	25,312

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	1,050	1,050,708

A543

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	$121,345

Mining — 0.2%
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	350	375,268

Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	959,037
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	580	567,391
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	650	641,862

				2,168,290

Oil & Gas — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	494	512,093
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	590	590,465
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	704,446
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	409,635

				2,216,639

Packaging & Containers — 0.4%
WestRock RKT LLC, Gtd. Notes	4.000%	03/01/23	635	647,388

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	825	826,849
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	987,659

				1,814,508

Pipelines — 0.2%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	309,514

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	511,471
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	600	606,750

				1,118,221

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	03/01/29	900	919,414
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	325	324,756
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	335	347,176

				1,591,346

Transportation — 0.3%
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	510	483,882

TOTAL CORPORATE BONDS (cost $26,617,114)				26,453,245

A544

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
CIM Trust, Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489%	(c)	12/25/57	157	158,164
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101%	(c)	08/25/60	356	354,515
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167%	(c)	07/15/58	800	796,830

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,314,104)					$1,309,509

SOVEREIGN BONDS — 3.5%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	198,677
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20	400	396,297
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	194,740
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	199,023
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19	1,000	995,420
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	260	256,425
Province of Manitoba (Canada), Sr. Unsec’d. Notes(a)	2.125%		06/22/26	300	287,015
Province of New Brunswick (Canada), Debentures	9.750%		05/15/20	400	430,392
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	1,500	1,487,934
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.500%		09/10/21	105	105,035
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	780	781,117
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	325	347,291
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%		05/19/20	500	497,205

TOTAL SOVEREIGN BONDS (cost $6,165,700)					6,176,571

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Federal Home Loan Bank	2.625%		10/01/20	915	918,814
Federal Home Loan Bank	3.000%		10/12/21	7,000	7,120,557
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	800	796,901
Federal Home Loan Mortgage Corp.	2.375%		02/16/21	6,000	6,005,802
Federal Home Loan Mortgage Corp., MTN	2.750%		06/19/23	800	813,954
Federal National Mortgage Assoc	2.000%		10/05/22	750	742,927
Federal National Mortgage Assoc.(k)	2.125%		04/24/26	4,345	4,243,302
Federal National Mortgage Assoc	2.375%		01/19/23	435	436,172
Federal National Mortgage Assoc	2.500%		02/05/24	2,705	2,730,399
Federal National Mortgage Assoc	2.875%		09/12/23	2,905	2,972,985
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	260	259,428

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,847,126)					27,041,241

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Notes(k)	2.125%		09/30/21	5,035	5,018,479

A545

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(k)	2.375%	08/15/24	700	$703,527

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,627,513)				5,722,006

TOTAL LONG-TERM INVESTMENTS (cost $165,353,877)				165,048,105

			Shares
SHORT-TERM INVESTMENTS — 7.4%

AFFILIATED MUTUAL FUNDS — 7.3%
PGIM Core Short-Term Bond Fund(w)			1,369,664	12,642,000
PGIM Core Ultra Short Bond Fund(w)			196,293	196,293
PGIM Institutional Money Market Fund (cost $282,984; includes $281,414 of cash collateral for securities on loan)(b)(w)			282,900	282,956

TOTAL AFFILIATED MUTUAL FUNDS (cost $13,175,136)				13,121,249

OPTIONS PURCHASED~* — 0.1%
(cost $26,654)				121,354

TOTAL SHORT-TERM INVESTMENTS (cost $13,201,790)				13,242,603

OPTION WRITTEN~* — (0.0)%
(premiums received $5,490)				(5,625)

TOTAL INVESTMENTS — 100.0% (cost $178,550,177)				178,285,083
Other assets in excess of liabilities(z) — 0.0%				78,702

NET ASSETS — 100.0%				$178,363,785

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $272,665; cash collateral of $281,414 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)

Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A546

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	45	90	$703
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	45	90	17,578
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	79	79	4,938

Total Exchange Traded (cost $21,894)						$23,219

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$1,111
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	518
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	688	6,246
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	669	6,075
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	1,672	14,308
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	3,319	30,960
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	3,360	32,321
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	669	6,596

Total OTC Traded (cost $4,760)							$98,135

Total Options Purchased (cost $26,654)							$121,354

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	90	180	$ (5,625)

(premiums received $5,490)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
264	10 Year U.S. Treasury Notes	Jun. 2019	$32,793,750	$339,713
252	10 Year U.S. Ultra Treasury Notes	Jun. 2019	33,460,875	665,863

				1,005,576

Short Positions:
60	2 Year U.S. Treasury Notes	Jun. 2019	12,785,625	(58,290)
550	5 Year U.S. Treasury Notes	Jun. 2019	63,705,472	(448,037)
79	20 Year U.S. Treasury Bonds	Jun. 2019	11,822,844	(303,149)
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	2,856,000	(6,276)

				(815,752)

				$189,824

|

A547

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	$1,128	$21,398	$20,270

4,875	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(23,236)	(23,236)

6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	(29,211)	(32,485)

5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	(26,175)	(26,347)

310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	7,786	7,635

55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	592,032	591,582

2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	18,377	17,279

20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	202,476	202,181

9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	55,264	67,622

5,100	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(46,732)	33,380	80,112

3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	27,755	33,853

2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	18,547	13,877

4,200	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	14,911	14,911

4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	55,095	41,930

28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	207,502	126,386

600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	4,313	3,893

2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(42,771)	(42,771)

2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	(69,812)	(73,862)

32,248	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(22,217)	(1,528,568)	(1,506,351)

10,130	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	469	(482,159)	(482,628)

490	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	2,264	2,264

1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	27,682	7,951

920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	914	1,457

395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	3,411	3,411

260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	3,517	3,652

915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(443)	(443)

291,140	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	9,200,340	(1,153,832)	(10,354,172)

45,234	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(526,384)	(1,766,448)	(1,240,064)

7,664	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(28,022)	(285,845)	(257,823)

1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(51,386)	(39,444)

145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,011)	(3,011)

				$8,676,098	$(4,166,273)	$(12,842,371)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A548

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$5,833,207

A549

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.2%

ASSET-BACKED SECURITIES — 22.7%

Automobiles — 7.4%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 144A	1.910%		04/15/26	54	$54,232
Bank of The West Auto Trust, Series 2017-1, Class A3, 144A	2.110%		01/15/23	100	99,213
CarMax Auto Owner Trust, Series 2019-1, Class A3	3.050%		03/15/24	600	604,981
Drive Auto Receivables Trust, Series 2018-1, Class B	2.880%		02/15/22	79	78,648
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	58	57,931
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	100	99,361
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 144A	3.520%		07/15/30	300	305,789
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.834%	(c)	09/15/22	100	100,040
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	800	811,724
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C	3.620%		06/17/24	100	101,573
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3	2.830%		03/20/23	300	301,848
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	3.124%	(c)	06/15/21	50	50,040
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 144A	3.630%		09/14/27	200	202,122
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	125	125,283
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	126	125,550

					3,118,335

Collateralized Loan Obligations — 9.4%
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607%	(c)	01/15/27	250	247,987
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743%	(c)	04/17/31	250	246,399
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-5A, Class A1R, 3 Month LIBOR + 1.320%, 144A	3.876%	(c)	01/20/32	500	499,939
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871%	(c)	01/22/31	250	247,531
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.631%	(c)	04/19/29	250	247,768
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.795%	(c)	04/26/31	250	245,868
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%	(c)	01/15/28	250	248,265

A550

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.853%	(c)	04/17/31	250	$246,193
OZLM Ltd. (Cayman Islands), Series 2018-20A, Class A1, 3 Month LIBOR + 1.050%, 144A	3.811%	(c)	04/20/31	250	246,581
Sound Point CLO Ltd. (Cayman Islands), Series 2019-1A, Class A, 3 Month LIBOR + 1.370%, 144A	3.939%	(c)	01/20/32	500	500,239
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.561%	(c)	07/20/27	250	248,511
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	4.181%	(c)	10/20/28	250	250,213
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.741%	(c)	04/25/31	250	245,702
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.680%	(c)	01/18/29	250	247,841

					3,969,037

Consumer Loans — 0.8%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	190	190,932
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	168	167,527

					358,459

Credit Cards — 1.7%
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%		10/15/24	400	403,664
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7	3.960%		10/13/30	300	321,490

					725,154

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 144A	3.080%		11/12/41	100	100,871

Student Loans — 3.2%
Commonbond Student Loan Trust, Series 2018-AGS, Class A1, 144A	3.210%		02/25/44	158	157,934
Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 144A	2.680%		05/26/43	203	202,836
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1, 144A	2.530%		02/18/42	226	224,850
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 144A	3.520%		06/16/42	100	101,304
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 144A	3.590%		01/25/48	400	408,159
SoFi Professional Loan Program Trust, Series 2018-D, Class A1FX, 144A	3.120%		02/25/48	254	254,857

					1,349,940

TOTAL ASSET-BACKED SECURITIES (cost $9,589,380)					9,621,796

A551

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.1%
CD Mortgage Trust, Series 2016-CD1, Class A1	1.443%		08/10/49	266	$261,538
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1	1.971%		12/10/54	335	332,118
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	675	691,973
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	50	49,765
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	156	153,098
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%		09/15/50	100	100,604
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	342	345,357
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	50	52,364
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	11	10,723
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	91	90,720
Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.350%		02/10/48	160	162,159
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	42	41,668
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	450	465,814
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684%		04/15/50	63	62,456
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	600	608,944
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	123	122,198
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	289	287,423
DBJPM Mortgage Trust, Series 2016-C3, Class A2	1.886%		08/10/49	150	146,653
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	402	396,044
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943%	(cc)	03/25/28	246	251,729
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	374	384,389
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	49	50,244
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	40	39,597
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	211	207,831
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	26	26,187
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%		03/15/50	173	170,719
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%		09/15/50	245	241,971
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	415	409,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5	2.840%		12/15/47	265	265,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4 18	2.694%		04/15/46	338	336,288

A552

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A2, 144A	3.472%		07/15/47	365	$366,066
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%		08/15/49	286	281,664
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A1	1.891%		12/15/49	17	16,523
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	57	57,690
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5	3.741%		08/15/47	95	98,415
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%		07/15/50	193	192,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%		12/15/47	218	217,245
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%		11/15/49	364	357,525
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	50	50,841
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%		09/15/57	87	86,256
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%		03/15/59	392	388,758
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%		12/15/49	413	408,883
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%		10/15/49	20	19,745
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%		07/15/50	164	161,629
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%		09/15/50	465	462,883
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%		11/15/50	60	59,552
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3	3.210%		11/15/50	225	224,388
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	25	24,868
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	15	15,150

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,134,031)					10,255,940

CORPORATE BONDS — 14.5%

Auto Manufacturers — 0.0%
General Motors Financial Co., Inc., Gtd. Notes	3.850%		01/05/28	20	18,491

Banks — 5.2%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	(ff)	01/23/26	285	285,200
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.093%	(ff)	10/01/25	50	49,586
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	240	244,760
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%	(ff)	02/07/28	50	50,791
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(ff)	01/10/28	485	492,510
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%		01/29/20	500	497,165
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	45	45,176

A553

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	(ff)	01/23/29	70	$69,523
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	50	50,117
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	(ff)	01/24/29	405	406,473

					2,191,301

Biotechnology — 0.4%
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	185	182,762

Building Materials — 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%		02/14/26	50	51,153
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	3.500%		12/15/27	45	43,360

					94,513

Computers — 0.0%
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	15	15,204

Diversified Financial Services — 0.2%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.200%		01/25/28	60	59,898
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.463%	(c)	05/22/19	10	10,003

					69,901

Electric — 0.5%
Commonwealth Edison Co., First Mortgage	2.950%		08/15/27	35	34,367
Dominion Energy, Inc., Series B, Sr. Unsec’d. Notes	2.750%		01/15/22	50	49,573
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250%		12/01/24	50	50,242
MidAmerican Energy Co., First Mortgage	3.100%		05/01/27	60	60,318

					194,500

Insurance — 0.1%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	50	51,420

Media — 0.2%
Comcast Corp., Gtd. Notes	3.000%		02/01/24	50	50,067
Discovery Communications LLC, Gtd. Notes	2.200%		09/20/19	15	14,939

					65,006

Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	400	394,992
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%		06/15/22	50	51,851

					446,843

Oil & Gas — 1.1%
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22	20	20,016
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	205	201,525
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	50	51,019
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	180	177,303

					449,863

A554

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	50	$50,211

Packaging & Containers — 0.5%
WRKCo, Inc., Gtd. Notes	3.750%		03/15/25	220	221,968

Pharmaceuticals — 1.8%
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.450%		12/15/27	30	29,328
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%		06/15/24	265	258,662
Express Scripts Holding Co., Gtd. Notes	4.500%		02/25/26	220	230,305
Mylan, Inc., Gtd. Notes	4.550%		04/15/28	195	189,579
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	65	62,855

					770,729

Pipelines — 2.0%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	275	272,250
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	10	9,938
MPLX LP, Sr. Unsec’d. Notes	4.125%		03/01/27	15	15,094
MPLX LP, Sr. Unsec’d. Notes	4.800%		02/15/29	65	68,424
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	235	235,462
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000%		03/15/28	195	198,982
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.350%		08/15/22	50	50,375

					850,525

Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%		07/26/27	190	185,377

Software — 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%		08/08/26	55	53,322

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		03/01/29	230	234,963

TOTAL CORPORATE BONDS (cost $6,133,465)					6,146,899

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Gosforth Funding PLC (United Kingdom), Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A	3.101%	(c)	08/25/60	178	177,257
Permanent Master Issuer PLC (Netherlands), Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	3.167%	(c)	07/15/58	300	298,811

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $478,031)					476,068

SOVEREIGN BONDS — 2.0%
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		11/16/20	200	198,677
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	100	98,625
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	200	197,512
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400%		10/17/23	125	129,358

A555

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%		04/23/28	200	$213,718

TOTAL SOVEREIGN BONDS (cost $819,809)					837,890

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal National Mortgage Assoc.	1.875%		09/24/26	285	272,603
Federal National Mortgage Assoc.	2.000%		10/25/22	20	19,781
Federal National Mortgage Assoc.	2.500%		02/05/24	720	726,761
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	150	151,906
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250%		03/15/20	305	304,328

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,458,338)					1,475,379

U.S. TREASURY OBLIGATIONS — 29.3%
U.S. Treasury Bonds	3.375%		11/15/48	60	66,776
U.S. Treasury Notes	1.125%		02/28/21	1,075	1,051,358
U.S. Treasury Notes(k)	2.125%		05/15/25	200	197,914
U.S. Treasury Notes	2.375%		03/15/22	210	210,919
U.S. Treasury Notes	2.375%		02/29/24	845	850,512
U.S. Treasury Notes(k)	2.375%		08/15/24	1,260	1,266,349
U.S. Treasury Notes(k)	2.500%		12/31/20	5,855	5,872,611
U.S. Treasury Notes	2.500%		02/28/26	530	536,025
U.S. Treasury Notes	2.625%		02/15/29	554	564,171
U.S. Treasury Notes	3.125%		11/15/28	160	169,719
U.S. Treasury Strip Coupon	2.953%	(s)	08/15/28	2,100	1,662,276

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,288,885)					12,448,630

TOTAL LONG-TERM INVESTMENTS (cost $40,901,939)					41,262,602

				Shares
SHORT-TERM INVESTMENTS — 3.4%

AFFILIATED MUTUAL FUNDS — 3.3%
PGIM Core Ultra Short Bond Fund(w)				1,185,284	1,185,284
PGIM Institutional Money Market Fund (cost $200,023; includes $199,869 of cash collateral for securities on loan)(b)(w)				199,965	200,004

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,385,307)					1,385,288

OPTIONS PURCHASED~* — 0.1% (cost $6,908)					34,149

TOTAL SHORT-TERM INVESTMENTS (cost $1,392,215)					1,419,437

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.6% (cost $42,294,154)					42,682,039

OPTION WRITTEN~* — (0.0)% (premiums received $1,342)					(1,375)

A556

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.6% (cost $42,292,812)	$42,680,664
Liabilities in excess of other assets(z) — (0.6)%	(240,585)

NET ASSETS — 100.0%	$42,440,079

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,514; cash collateral of $199,869 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	11	22	$172
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	11	22	4,297
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	18	18	1,125

Total Exchange Traded (cost $5,247)						$5,594

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$555
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	100	518
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	195	1,770
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	190	1,725
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	476	4,073
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	944	8,806
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	960	9,235
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	190	1,873

Total OTC Traded (cost $1,661)							$28,555

Total Options Purchased (cost $6,908)							$34,149

A557

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	22	44	$(1,375)

(premiums received $1,342)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
205	10 Year U.S. Treasury Notes	Jun. 2019	$25,464,844	$252,423
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,680,000	59,891

				312,314

Short Positions:
47	2 Year U.S. Treasury Notes	Jun. 2019	10,015,406	(31,889)
282	5 Year U.S. Treasury Notes	Jun. 2019	32,663,533	(241,324)
25	20 Year U.S. Treasury Bonds	Jun. 2019	3,741,406	(96,154)

				(369,367)

				$(57,053)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

CDX.NA.IG.32.V1	06/20/24	1.000	%(Q)	3,700	$(60,642)	$(66,934)	$(6,292)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A558

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
1,340	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(6,387)	$(6,387)
1,485	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(16,529)	(16,529)
990	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	3,515	3,515
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(11,909)	(11,909)
1,895	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	2,969	(44,694)	(47,663)
8,441	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,882)	(400,107)	(394,225)
1,815	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	2,621	(25,482)	(28,103)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	2,506	891
11,215	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(86,936)	(437,945)	(351,009)
1,528	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(56,990)	(56,990)
53,765	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	492,276	2,705,210	2,212,934

				$406,663	$1,711,188	$1,304,525

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$1,823,340

A559

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 84.0%

ASSET-BACKED SECURITIES — 8.6%

Automobiles — 6.3%
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C	3.590%		06/18/24	50	$50,820
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	100	100,944
CarMax Auto Owner Trust, Series 2019-1, Class A3	3.050%		03/15/24	150	151,245
Drive Auto Receivables Trust, Series 2018-2, Class B	3.220%		04/15/22	50	50,055
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	100	99,472
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 144A	3.520%		07/15/30	100	101,930
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	2.944%	(c)	11/15/21	50	50,074
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A	3.170%		03/15/25	50	50,733
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3	3.160%		01/17/23	50	50,554
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3	2.830%		03/20/23	100	100,616
Hyundai Auto Receivables Trust, Series 2018-B, Class A3	3.200%		12/15/22	100	101,081
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.914%	(c)	04/18/22	50	50,079
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	74	74,028
Santander Retail Auto Lease Trust, Series 2018-A, Class A2A, 144A	2.710%		10/20/20	31	31,321
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590%		11/16/20	31	31,387

					1,094,339

Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 144A	3.240%		02/25/28	95	95,466

Credit Cards — 1.8%
American Express Credit Account Master Trust, Series 2018-4, Class A	2.990%		12/15/23	100	100,946
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%		10/15/24	100	100,916
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3	3.290%		05/23/25	100	102,678

					304,540

TOTAL ASSET-BACKED SECURITIES
(cost $1,480,606)					1,494,345

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60	20	20,056
BANK, Series 2017-BNK8, Class A3	3.229%		11/15/50	10	10,033
BANK, Series 2018-BN10, Class A4	3.428%		02/15/61	50	50,830
BANK, Series 2018-BN14, Class A1	3.277%		09/15/60	18	18,556
CD Mortgage Trust, Series 2017-CD5, Class A1	2.028%		08/15/50	24	23,544

A560

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%		05/10/58	28	$27,384
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1	1.971%		12/10/54	74	72,904
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1	1.643%		09/10/58	30	29,899
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%		05/10/49	20	19,473
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A1	1.499%		08/10/49	12	12,008
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	10	9,710
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	92	89,804
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	34	34,536
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	18	18,630
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	70	70,021
Commercial Mortgage Trust, Series 2015-LC19, Class A1	1.399%		02/10/48	3	3,012
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	100	102,707
Commercial Mortgage Trust, Series 2016-DC2, Class A1	1.820%		02/10/49	96	95,096
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1	1.717%		08/15/48	12	11,559
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A1	2.010%		11/15/48	23	22,911
DBJPM Mortgage Trust, Series 2016-C3, Class A1	1.502%		08/10/49	29	28,600
DBJPM Mortgage Trust, Series 2017-C6, Class A1	1.907%		06/10/50	31	30,761
Fannie Mae-Aces, Series 2015-M17, Class A2	2.939%	(cc)	11/25/25	65	65,745
Fannie Mae-Aces, Series 2017-M13, Class A1	2.746%		09/25/27	48	48,253
Fannie Mae-Aces, Series 2018-M4, Class A1	2.943%	(cc)	03/25/28	25	25,173
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	75	76,878
GS Mortgage Securities Trust, Series 2015-GC28, Class A1	1.528%		02/10/48	3	3,406
GS Mortgage Securities Trust, Series 2016-GS3, Class A1	1.429%		10/10/49	116	114,139
GS Mortgage Securities Trust, Series 2017-GS7, Class A1	1.950%		08/10/50	60	58,820
GS Mortgage Securities Trust, Series 2017-GS8, Class A3	3.205%		11/10/50	80	79,879
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A4	3.494%		01/15/48	75	76,752
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A1	1.695%		03/15/49	7	6,666
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%		09/15/50	64	63,468
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A1	1.423%		06/15/49	34	33,213
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5	2.840%		12/15/47	50	50,037
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	18	18,056

A561

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A1	1.324%	08/15/49	57	$56,333
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%	08/15/46	5	4,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	177	177,067
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A3	3.646%	10/15/47	65	67,141
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077%	03/15/48	50	50,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A1	1.685%	07/15/50	18	17,497
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A1	1.980%	12/15/47	17	16,516
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1	1.445%	08/15/49	52	50,940
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1	1.711%	03/15/49	31	30,841
UBS Commercial Mortgage Trust, Series 2017-C5, Class A1	2.139%	11/15/50	46	45,905
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3	3.418%	12/15/50	160	161,735
UBS Commercial Mortgage Trust, Series 2018-C8, Class ASB	3.903%	02/15/51	60	62,906
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1	3.211%	06/15/51	31	31,506
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%	05/10/63	18	17,683
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A1	1.639%	09/15/58	46	45,384
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A1	1.504%	09/15/57	6	5,656
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A1	1.321%	08/15/49	30	28,971
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1	1.577%	01/15/59	54	53,482
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A1	1.775%	03/15/59	47	47,013
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A1	1.392%	07/15/48	48	47,275
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A1	1.944%	12/15/49	100	99,214
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1	1.441%	10/15/49	5	4,936
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1	1.968%	07/15/50	14	14,055
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	1	1,050

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $2,616,870)				2,660,485

CORPORATE BONDS — 7.9%

Airlines — 0.1%
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500%	09/01/31	10	9,690

A562

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks — 3.5%
Bank of America Corp., Sr. Unsec’d. Notes	3.366%	(ff)	01/23/26	45	$45,032
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271%	(ff)	07/23/29	75	78,092
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	30	29,383
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	30	30,475
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(ff)	01/10/28	40	40,619
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.691%	(ff)	06/05/28	20	19,809
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	20	20,472
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	20	20,015
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	(ff)	01/23/29	20	19,864
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%	(ff)	04/23/29	25	25,678
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.452%	(ff)	12/05/29	50	53,220
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	4.000%		01/27/20	100	101,240
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	(ff)	01/24/29	115	115,417

					599,316

Biotechnology — 0.3%
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	25	25,574
Celgene Corp., Sr. Unsec’d. Notes	3.450%		11/15/27	25	24,697

					50,271

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%		11/01/25	35	35,363

Electric — 0.1%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950%		06/01/28	25	26,046

Healthcare-Products — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%		09/15/25	25	26,152

Media — 0.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	35	36,931

Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	100	98,748
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	100	101,400

					200,148

Oil & Gas — 0.2%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250%		04/15/27	15	14,746
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%		01/15/28	25	24,625

					39,371

Pharmaceuticals — 0.6%
Cigna Corp., Gtd. Notes, 144A	4.375%		10/15/28	75	77,795
Express Scripts Holding Co., Gtd. Notes	3.400%		03/01/27	25	24,350
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26	5	4,835

					106,980

A563

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines — 0.8%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	25	$24,750
Enterprise Products Operating LLC, Gtd. Notes	4.150%		10/16/28	25	26,272
MPLX LP, Sr. Unsec’d. Notes	4.000%		03/15/28	5	4,969
MPLX LP, Sr. Unsec’d. Notes	4.800%		02/15/29	10	10,527
ONEOK Partners LP, Gtd. Notes	4.900%		03/15/25	40	42,546
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		09/15/25	35	35,947

					145,011

Semiconductors — 0.1%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		04/15/21	10	9,988
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		10/15/22	10	9,954

					19,942

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		03/01/29	50	51,079

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	25	24,966

TOTAL CORPORATE BONDS (cost $1,348,858)					1,371,266

SOVEREIGN BONDS — 1.2%
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	50	49,312
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	50	49,378
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	50	49,885
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	50	50,072

TOTAL SOVEREIGN BONDS (cost $197,904)					198,647

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Bank	2.500%		02/13/24	200	201,873
Federal Home Loan Bank	2.625%		10/01/20	100	100,417
Federal Home Loan Bank	3.250%		11/16/28	150	157,803
Federal Home Loan Mortgage Corp.	1.375%		08/15/19	100	99,613
Federal Home Loan Mortgage Corp., MTN	1.500%		01/17/20	300	297,746
Federal National Mortgage Assoc	2.000%		10/05/22	250	247,642
Federal National Mortgage Assoc	2.125%		04/24/26	100	97,659
Federal National Mortgage Assoc	2.375%		01/19/23	175	175,471
Federal National Mortgage Assoc	2.500%		02/05/24	200	201,878
Residual Funding Corp., Principal Strip	2.190%	(s)	10/15/20	300	288,641

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,856,754)					1,868,743

U.S. TREASURY OBLIGATIONS — 40.1%
U.S. Treasury Bonds(k)	2.875%		08/15/45	105	106,399
U.S. Treasury Notes	2.250%		11/15/27	1,755	1,736,353
U.S. Treasury Notes	2.375%		03/15/22	310	311,356
U.S. Treasury Notes	2.375%		02/29/24	55	55,359
U.S. Treasury Notes	2.625%		11/15/20	2,400	2,410,500
U.S. Treasury Notes	2.625%		02/15/29	45	45,826
U.S. Treasury Notes	2.750%		04/30/23	40	40,789

A564

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.750%		02/15/28	1,375	$1,414,209
U.S. Treasury Notes(k)	3.125%		11/15/28	400	424,297
U.S. Treasury Strip Coupon(k)	3.051%	(s)	05/15/37	625	381,310

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,783,344)					6,926,398

TOTAL LONG-TERM INVESTMENTS (cost $14,284,336)					14,519,884

				Shares
SHORT-TERM INVESTMENTS — 18.8%

AFFILIATED MUTUAL FUND — 18.8%
PGIM Core Ultra Short Bond Fund(w) (cost $3,260,268)				3,260,268	3,260,268

OPTION PURCHASED~* — 0.0%
(cost $478)					375

TOTAL SHORT-TERM INVESTMENTS (cost $3,260,746)					3,260,643

TOTAL INVESTMENTS — 102.8% (cost $17,545,082)					17,780,527
Liabilities in excess of other assets(z) — (2.8)%					(489,213)

NET ASSETS — 100.0%					$17,291,314

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	6	6	$ 375

(cost $478)

A565

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	10 Year U.S. Treasury Notes	Jun. 2019	$3,726,563	$37,754
1	10 Year U.S. Ultra Treasury Notes	Jun. 2019	132,781	2,662
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	840,000	20,196

				60,612

Short Positions:
19	2 Year U.S. Treasury Notes	Jun. 2019	4,048,781	(7,446)
59	5 Year U.S. Treasury Notes	Jun. 2019	6,833,860	(54,673)
7	20 Year U.S. Treasury Bonds	Jun. 2019	1,047,594	(26,878)

				(88,997)

				$(28,385)

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
170	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(810)	$(810)
2,035	01/04/23	2.289%(S)	3 Month LIBOR(1)(Q)	16,700	3,073	(13,627)
1,000	01/04/25	2.360%(S)	3 Month LIBOR(1)(Q)	—	(1,903)	(1,903)
120	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	—	(5,688)	(5,688)
15,695	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	(339,084)	175,188	514,272

				$(322,384)	$169,860	$492,244

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$840,306

A566

AST BOND PORTFOLIO 2030

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 84.0%

ASSET-BACKED SECURITIES — 9.5%

Automobiles — 4.3%
Carmax Auto Owner Trust, Series 2019-1, Class A3	3.050%	03/15/24	50	$50,415
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 144A	3.140%	02/20/24	100	100,427
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3	2.830%	03/20/23	100	100,616

				251,458

Credit Cards — 5.2%
American Express Credit Account Master Trust, Series 2019-1, Class A	2.870%	10/15/24	100	100,916
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6	3.210%	12/07/24	100	102,124
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%	10/15/26	100	99,188

				302,228

TOTAL ASSET-BACKED SECURITIES (cost $549,137)				553,686

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.6%
CD Mortgage Trust, Series 2017-CD3, Class A1	1.965%	02/10/50	48	47,779
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%	12/10/54	55	56,383
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%	08/15/50	50	50,011
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A1	1.506%	05/10/49	49	48,681
Commercial Mortgage Trust, Series 2015-CR25, Class A1	1.737%	08/10/48	41	41,104
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%	08/10/48	50	51,222
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	50	50,798
Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.350%	02/10/48	80	81,080
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%	04/15/50	50	50,745
DBJPM Mortgage Trust, Series 2016-C3, Class A2	1.886%	08/10/49	20	19,554
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1	2.086%	03/15/50	24	23,901
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969%	09/15/50	28	27,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A2, 144A	3.472%	07/15/47	50	50,146
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A1	1.424%	11/15/49	41	40,366
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A4	3.157%	09/15/50	35	34,841

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $663,541)				674,378

A567

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 8.3%

Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	3.490%		02/14/22	5	$5,078

Banks — 5.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.458	%(ff)	03/15/25	50	50,498
Citigroup, Inc., Sr. Unsec’d. Notes	3.980	%(ff)	03/20/30	40	40,664
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, GMTN	3.125%		12/15/21	100	102,036
Landwirtschaftliche Rentenbank (Germany), Gov’t. Gtd. Notes, EMTN	1.875%		04/17/23	100	98,087

					291,285

Chemicals — 0.2%
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.200%		04/01/29	10	10,297

Commercial Services — 0.4%
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%		06/01/23	25	25,379

Electric — 0.7%
Nevada Power Co., General Ref. Mortgage	3.700%		05/01/29	40	41,217

Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.250%		02/11/22	50	50,163

Semiconductors — 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		04/15/21	5	4,994
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		10/15/22	5	4,977

					9,971

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		03/01/29	50	51,079

TOTAL CORPORATE BONDS (cost $477,816)					484,469

SOVEREIGN BONDS — 7.7%
Province of Alberta (Canada), Sr. Unsec’d. Notes	2.200%		07/26/22	100	98,625
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	100	98,439
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		05/04/22	100	98,756
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	100	99,196
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	50	50,072

TOTAL SOVEREIGN BONDS (cost $440,823)					445,088

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
Federal Home Loan Bank	3.250%		11/16/28	240	252,485
Federal Home Loan Mortgage Corp.	1.625%		09/29/20	240	237,428
Federal National Mortgage Assoc.	2.875%		09/12/23	200	204,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $683,833)					694,594

U.S. TREASURY OBLIGATIONS — 42.4%
U.S. Treasury Bonds	3.375%		11/15/48	10	11,129
U.S. Treasury Bonds	3.625%		08/15/43	170	195,314

A568

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	11/15/27	320	$316,600
U.S. Treasury Notes	2.375%	03/15/22	300	301,312
U.S. Treasury Notes	2.625%	02/15/29	160	162,937
U.S. Treasury Notes(k)	3.125%	11/15/28	1,395	1,479,735

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,429,078)				2,467,027

TOTAL LONG-TERM INVESTMENTS (cost $5,244,228)				5,319,242

			Shares
SHORT-TERM INVESTMENTS — 18.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund(w) (cost $451,169)			451,169	451,169

TOTAL INVESTMENTS — 99.1%
(cost $5,695,397)				5,770,411
Other assets in excess of liabilities(z) — 0.9%				52,201

NET ASSETS — 100.0%				$5,822,612

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	10 Year U.S. Treasury Notes	Jun. 2019	$745,313	$(2,914)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	168,000	9,186

				6,272

Short Positions:
11	2 Year U.S. Treasury Notes	Jun. 2019	2,344,031	(8,694)
15	5 Year U.S. Treasury Notes	Jun. 2019	1,737,422	(16,341)
5	10 Year U.S. Ultra Treasury Notes	Jun. 2019	663,906	(12,155)

				(37,190)

				$(30,918)

A569

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.32.V1	06/20/24	1.000	%(Q)	300	0.630%	$5,033	$5,427	$394

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

4,450	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	$6,537	$162,008	$155,471

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$70,000	$318,223

A570

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	39,563,468	$445,089,016
AST AQR Emerging Markets Equity Portfolio*	4,177,363	47,496,612
AST AQR Large-Cap Portfolio*	64,090,935	1,205,550,483
AST BlackRock/Loomis Sayles Bond Portfolio*	16,767,977	234,919,364
AST ClearBridge Dividend Growth Portfolio* .	35,934,595	682,038,604
AST Goldman Sachs Global Income Portfolio*	18,999,965	211,279,610
AST Goldman Sachs Large-Cap Value Portfolio*	5,699,125	180,890,238
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	116,830,939
AST High Yield Portfolio*	3,442,946	36,529,652
AST Hotchkis & Wiley Large-Cap Value Portfolio*	14,840,062	434,220,203
AST International Growth Portfolio*	35,860,170	638,311,024
AST International Value Portfolio*	30,866,552	601,280,434
AST Jennison Large-Cap Growth Portfolio* .	10,806,373	387,732,654
AST Loomis Sayles Large-Cap Growth Portfolio*	11,338,373	638,010,268
AST MFS Growth Portfolio*	13,582,820	387,789,517
AST MFS Large-Cap Value Portfolio*	34,320,679	698,082,613
AST Mid-Cap Growth Portfolio*	5,177,474	55,036,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	969,440	32,059,384
AST Parametric Emerging Markets Equity Portfolio*	2,813,255	26,191,400
AST PIMCO Dynamic Bond Portfolio*	7,578,540	74,572,830
AST Prudential Core Bond Portfolio*	49,825,145	628,793,328
AST QMA International Core Equity Portfolio*	45,139,159	535,350,423
AST QMA Large-Cap Portfolio*	63,431,939	1,228,676,656
AST Small-Cap Growth Opportunities Portfolio*	6,521,393	140,079,525
AST Small-Cap Growth Portfolio*	3,018,693	148,610,257
AST Small-Cap Value Portfolio*	6,117,158	162,961,089
AST T. Rowe Price Large-Cap Growth Portfolio*	12,058,345	497,527,320
AST T. Rowe Price Large-Cap Value Portfolio*	35,403,669	538,135,767
AST Templeton Global Bond Portfolio*	79,450	909,697
AST WEDGE Capital Mid-Cap Value Portfolio*	1,325,845	32,125,226
AST Wellington Management Global Bond Portfolio*	46,838,715	530,214,255
AST Western Asset Core Plus Bond Portfolio*	38,622,751	503,640,672

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	3,785,984	$42,933,062

TOTAL LONG-TERM INVESTMENTS (cost $9,697,388,912)(w)		12,123,868,667

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MUTUAL FUND — 10.7%
PGIM Core Ultra Short Bond Fund (cost $1,477,740,576)(w)	1,477,740,576	1,477,740,576

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills(k)
2.427%	06/20/19	59,000	58,690,054
2.435%	06/20/19	300	298,424

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,982,103)			58,988,478

TOTAL SHORT-TERM INVESTMENTS (cost $1,536,722,679)			1,536,729,054

TOTAL INVESTMENTS — 99.0% (cost $11,234,111,591)			13,660,597,721
Other assets in excess of liabilities(z) — 1.0%			134,277,129

NET ASSETS — 100.0%			$13,794,874,850

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
911	2 Year U.S. Treasury Notes	Jun. 2019	$194,128,406	$676,136
1,352	10 Year U.S. Treasury Notes	Jun. 2019	167,943,750	2,366,058

A571

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
233	CAC40 10 Euro	Apr. 2019	$13,964,945	$231,311
34	DAX Index	Jun. 2019	10,998,054	36,233
1,681	Euro STOXX 50 Index	Jun. 2019	61,699,145	1,253,971
150	FTSE 100 Index	Jun. 2019	14,088,997	336,034
884	Mini MSCI EAFE Index	Jun. 2019	82,494,880	1,603,356
898	Russell 2000 E-Mini Index	Jun. 2019	69,316,620	594,925
3,200	S&P 500 E-Mini Index	Jun. 2019	454,048,000	13,707,507
627	S&P 500 Index	Jun. 2019	444,825,150	13,450,725
563	TOPIX Index	Jun. 2019	80,871,244	(466,920)

				$33,789,336

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$58,988,478

A572

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS

Aerospace & Defense — 3.8%
Raytheon Co.	169,913	$30,937,759
United Technologies Corp.	227,344	29,302,368

		60,240,127

Air Freight & Logistics — 1.8%
United Parcel Service, Inc. (Class B Stock)	250,667	28,009,531

Automobiles — 1.4%
General Motors Co.	586,865	21,772,692

Banks — 6.3%
Bank of America Corp.	972,146	26,821,508
JPMorgan Chase & Co.	316,112	32,000,018
PNC Financial Services Group, Inc. (The)	110,000	13,492,599
U.S. Bancorp	291,672	14,055,674
Wells Fargo & Co.	262,748	12,695,983

		99,065,782

Beverages — 3.4%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	305,414	25,645,614
Coca-Cola Co. (The)	583,333	27,334,984

		52,980,598

Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	568,743	28,681,709
BlackRock, Inc.	39,857	17,033,686
Blackstone Group LP (The), MLP	1,118,062	39,098,628

		84,814,023

Chemicals — 7.1%
DowDuPont, Inc.	417,010	22,230,803
Ecolab, Inc.	173,883	30,697,305
Linde PLC (United Kingdom)	159,966	28,142,818
PPG Industries, Inc.	270,247	30,502,779

		111,573,705

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	306,249	31,822,334

Communications Equipment — 0.8%
Cisco Systems, Inc.	239,068	12,907,281

Construction Materials — 1.3%
Vulcan Materials Co.	179,696	21,276,006

Containers & Packaging — 0.7%
International Paper Co.	254,503	11,775,854

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	119,530	24,012,382

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	447,067	14,020,021
Verizon Communications, Inc.	306,249	18,108,503

		32,128,524

Electric Utilities — 1.2%
NextEra Energy, Inc.	94,608	18,289,619

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	364,712	15,890,502

Entertainment — 2.1%
Walt Disney Co. (The)	294,196	32,664,582

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	187,097	$36,869,335

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	32,471	7,862,528
Sysco Corp.	155,559	10,385,119
Walmart, Inc.	249,463	24,330,126

		42,577,773

Food Products — 3.6%
Mondelez International, Inc. (Class A Stock)	583,333	29,119,983
Nestle SA (Switzerland), ADR	290,620	27,701,898

		56,821,881

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	80,324	19,860,912

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	140,155	26,615,435

Household Products — 1.8%
Procter & Gamble Co. (The)	272,725	28,377,036

Industrial Conglomerates — 2.0%
3M Co.	155,914	32,395,811

Insurance — 4.6%
American International Group, Inc.	546,010	23,511,191
MetLife, Inc.	582,070	24,778,720
Travelers Cos., Inc. (The)	175,491	24,070,346

		72,360,257

IT Services — 3.7%
Mastercard, Inc. (Class A Stock)	133,130	31,345,459
Visa, Inc. (Class A Stock)(a)	174,993	27,332,157

		58,677,616

Media — 2.4%
Comcast Corp. (Class A Stock)	967,535	38,682,049

Multi-Utilities — 2.5%
Brookfield Infrastructure Partners LP (Canada)	482,602	20,206,546
WEC Energy Group, Inc.	245,055	19,378,949

		39,585,495

Oil, Gas & Consumable Fuels — 7.6%
Enbridge, Inc. (Canada)	643,166	23,321,199
Exxon Mobil Corp.	331,772	26,807,178
Kinder Morgan, Inc.	1,383,055	27,674,931
Phillips 66	144,186	13,722,182
Williams Cos., Inc. (The)	1,020,829	29,318,209

		120,843,699

Pharmaceuticals — 7.4%
Johnson & Johnson	247,019	34,530,785
Merck & Co., Inc.	505,553	42,046,842
Pfizer, Inc.	583,333	24,774,153
Zoetis, Inc.	163,672	16,476,860

		117,828,640

Road & Rail — 1.7%
Union Pacific Corp.	161,106	26,936,923

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	174,993	9,397,124

A573

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	165,280	$17,531,250

		26,928,374

Software — 3.5%
Microsoft Corp.	466,796	55,053,920

Specialty Retail — 2.5%
Home Depot, Inc. (The)	204,456	39,233,062

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	218,769	41,555,172

TOTAL LONG-TERM INVESTMENTS (cost $1,144,991,140)		1,540,426,932

SHORT-TERM INVESTMENTS — 6.2%

AFFILIATED MUTUAL FUND — 3.1%
PGIM Institutional Money Market Fund (cost $49,646,289; includes $49,447,227 of cash collateral for securities on loan)(b)(w)	49,631,744	49,641,671

	Shares	Value
UNAFFILIATED FUND — 3.1%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $49,350,529)	49,350,529	$49,350,529

TOTAL SHORT-TERM INVESTMENTS (cost $98,996,818)		98,992,200

TOTAL INVESTMENTS — 103.6% (cost $1,243,987,958)		1,639,419,132
Liabilities in excess of other assets — (3.6)%		(57,323,926)

NET ASSETS — 100.0%		$1,582,095,206

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,996,761; cash collateral of $49,447,227 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A574

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS
Australia — 3.8%
Charter Hall Group, REIT	629,268	$4,590,613
Goodman Group, REIT	309,234	2,931,472
GPT Group (The), REIT	1,391,059	6,132,347

		13,654,432

Austria — 0.5%
CA Immobilien Anlagen AG	52,423	1,891,852

Belgium — 0.3%
Aedifica SA, REIT	11,625	1,110,979

Canada — 2.9%
Allied Properties Real Estate Investment Trust, REIT	141,500	5,220,152
Boardwalk Real Estate Investment Trust, REIT(a)	167,572	5,113,620

		10,333,772

China — 0.7%
China Overseas Land & Investment Ltd.	688,000	2,617,700

France — 2.7%
Covivio, REIT	27,799	2,952,355
Gecina SA, REIT	15,236	2,255,601
Klepierre SA, REIT	123,133	4,313,261

		9,521,217

Germany — 4.8%
ADO Properties SA, 144A	23,810	1,355,833
alstria office REIT-AG, REIT	136,730	2,226,431
Deutsche Wohnen SE	202,244	9,822,848
Instone Real Estate Group AG, 144A*	25,232	567,442
LEG Immobilien AG	25,232	3,104,658

		17,077,212

Hong Kong — 10.1%
CK Asset Holdings Ltd.	1,256,000	11,170,445
Hang Lung Properties Ltd.	1,645,000	4,022,206
Link REIT, REIT	751,500	8,794,754
New World Development Co. Ltd.	4,192,000	6,959,191
Swire Properties Ltd.	1,179,000	5,070,543

		36,017,139

Japan — 11.7%
Activia Properties, Inc., REIT	706	2,929,792
Daiwa Office Investment Corp., REIT	193	1,372,586
Invincible Investment Corp., REIT	6,194	3,030,946
Mitsubishi Estate Co. Ltd.	397,500	7,206,423
Nippon Building Fund, Inc., REIT	616	4,169,533
Nippon Prologis REIT, Inc., REIT	1,078	2,294,509
NIPPON REIT Investment Corp., REIT	377	1,451,825
Nomura Real Estate Master Fund, Inc., REIT	1,591	2,341,687
Orix JREIT, Inc., REIT	2,786	4,779,991
Sekisui House REIT, Inc., REIT	1,929	1,457,460
Sumitomo Realty & Development Co. Ltd.	101,300	4,197,652
Tokyo Tatemono Co. Ltd.	185,500	2,274,202
Tokyu Fudosan Holdings Corp.	734,700	4,396,169

		41,902,775

	Shares	Value
COMMON STOCKS (Continued)

Netherlands — 0.5%
InterXion Holding NV*	26,544	$1,771,281

Norway — 0.9%
Entra ASA, 144A	199,386	3,013,207

Singapore — 1.6%
CapitaLand Ltd.	640,000	1,726,562
City Developments Ltd.	381,900	2,554,381
Parkway Life Real Estate Investment Trust, REIT	642,100	1,383,754

		5,664,697

Spain — 1.4%
Inmobiliaria Colonial Socimi SA, REIT	311,535	3,205,331
Merlin Properties Socimi SA, REIT	130,235	1,706,146

		4,911,477

Sweden — 1.1%
Castellum AB	120,325	2,335,959
Catena AB	59,630	1,652,132

		3,988,091

United Kingdom — 4.6%
Assura PLC, REIT	2,435,185	1,822,316
Big Yellow Group PLC, REIT	131,210	1,695,823
British Land Co. PLC (The), REIT	402,337	3,088,706
Land Securities Group PLC, REIT	100,309	1,193,987
LondonMetric Property PLC, REIT	582,191	1,514,348
Safestore Holdings PLC, REIT	206,525	1,605,079
Segro PLC, REIT	500,366	4,390,825
UNITE Group PLC (The), REIT	101,634	1,214,658

		16,525,742

United States — 50.9%
Agree Realty Corp., REIT	36,200	2,510,109
Americold Realty Trust, REIT	116,622	3,558,137
Apartment Investment & Management Co. (Class A Stock), REIT	56,983	2,865,675
CyrusOne, Inc., REIT	67,825	3,556,743
Digital Realty Trust, Inc., REIT(a)	57,342	6,823,698
Empire State Realty Trust, Inc. (Class A Stock), REIT	216,668	3,423,354
Equity LifeStyle Properties, Inc., REIT	43,900	5,017,770
Essex Property Trust, Inc., REIT	36,946	10,686,261
Extra Space Storage, Inc., REIT	99,494	10,139,434
Invitation Homes, Inc., REIT	375,640	9,139,321
Kilroy Realty Corp., REIT(a)	106,475	8,087,841
Life Storage, Inc., REIT	26,105	2,539,233
Park Hotels & Resorts, Inc., REIT	119,700	3,720,276
Pebblebrook Hotel Trust, REIT(a)	118,800	3,689,928
Prologis, Inc., REIT	243,436	17,515,220
Public Storage, REIT	36,193	7,882,112
Realty Income Corp., REIT(a)	115,190	8,473,376
Regency Centers Corp., REIT	80,983	5,465,543
Sabra Health Care REIT, Inc., REIT	172,500	3,358,575
SBA Communications Corp., REIT*	13,411	2,677,640
SITE Centers Corp., REIT	114,100	1,554,042
Sun Communities, Inc., REIT	48,900	5,795,628
Sunstone Hotel Investors, Inc., REIT	123,848	1,783,411
Taubman Centers, Inc., REIT	41,900	2,215,672
UDR, Inc., REIT	385,254	17,513,647

A575

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
VEREIT, Inc., REIT	946,413	$7,921,477
VICI Properties, Inc., REIT	158,805	3,474,653
Weingarten Realty Investors, REIT	161,444	4,741,610
Welltower, Inc., REIT(a)	204,156	15,842,506

		181,972,892

TOTAL LONG-TERM INVESTMENTS (cost $324,570,054)		351,974,465

SHORT-TERM INVESTMENTS — 13.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	3,030,396	3,030,396
PGIM Institutional Money Market Fund (cost $46,340,848; includes $46,264,716 of cash collateral for securities on loan)(b)(w)	46,327,760	46,337,026

Value
TOTAL SHORT-TERM INVESTMENTS (cost $49,371,244)	$49,367,422

TOTAL INVESTMENTS — 112.3% (cost $373,941,298)	401,341,887
Liabilities in excess of other assets — (12.3)%	(43,826,080)

NET ASSETS — 100.0%	$357,515,807

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,796,242; cash collateral of $46,264,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Residential REITs	16.1%
Affiliated Mutual Funds (12.9% represents investments purchased with collateral from securities on loan)	13.8
Retail REITs	11.5
Specialized REITs	11.3
Diversified REITs	10.3
Diversified Real Estate Activities	9.3

Office REITs	9.0%
Industrial REITs	8.6
Real Estate Operating Companies	7.9
Health Care REITs	6.6
Real Estate Development	4.0
Hotel & Resort REITs	3.4
IT Consulting & Other Services	0.5

112.3
Liabilities in excess of other assets	(12.3)

100.0%

A576

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Casinos & Gaming — 0.7%
Red Rock Resorts, Inc. (Class A Stock)(a)	155,728	$4,025,569

Diversified REITs — 1.9%
Liberty Property Trust	238,525	11,549,381

Health Care REITs — 10.8%
HCP, Inc.	232,718	7,284,073
Sabra Health Care REIT, Inc.(a)	811,955	15,808,764
Welltower, Inc.	539,034	41,829,038

		64,921,875

Hotel & Resort REITs — 4.1%
Park Hotels & Resorts, Inc.(a)	508,253	15,796,503
Pebblebrook Hotel Trust(a)	279,780	8,689,967

		24,486,470

Industrial REITs — 8.1%
Americold Realty Trust(a)	141,470	4,316,250
Industrial Logistics Properties Trust	215,471	4,346,050
Prologis, Inc.	559,291	40,240,987

		48,903,287

Office REITs — 9.9%
Boston Properties, Inc.	99,239	13,286,117
Cousins Properties, Inc.	646,993	6,249,952
Douglas Emmett, Inc.	297,155	12,011,005
Hudson Pacific Properties, Inc.	400,460	13,783,833
Kilroy Realty Corp.(a)	192,316	14,608,323

		59,939,230

Real Estate Services — 0.7%
CBRE Group, Inc. (Class A Stock)*	86,490	4,276,931

Residential REITs — 24.9%
American Homes 4 Rent (Class A Stock)	317,981	7,224,528
Apartment Investment & Management Co. (Class A Stock)	439,723	22,113,670
Equity LifeStyle Properties, Inc.	57,962	6,625,057
Essex Property Trust, Inc.	126,002	36,444,818
Invitation Homes, Inc.	793,321	19,301,500
Sun Communities, Inc.	151,992	18,014,092
UDR, Inc.	891,102	40,509,497

		150,233,162

Retail REITs — 9.1%
Agree Realty Corp.(a)	99,480	6,897,943
Macerich Co. (The)	90,637	3,929,115
Regency Centers Corp.	70,333	4,746,774
Simon Property Group, Inc.	30,974	5,643,773
SITE Centers Corp.(a)	566,993	7,722,445
Taubman Centers, Inc.	117,162	6,195,527

	Shares	Value
COMMON STOCKS (Continued)
Retail REITs (cont’d.)
Urban Edge Properties	548,716	$10,425,604
Weingarten Realty Investors	305,462	8,971,419

		54,532,600

Specialized REITs — 28.2%
American Tower Corp.	50,072	9,867,188
CyrusOne, Inc.	251,411	13,183,993
Digital Realty Trust, Inc.(a)	137,425	16,353,575
Equinix, Inc.	108,303	49,078,587
Extra Space Storage, Inc.(a)	250,760	25,554,952
Lamar Advertising Co. (Class A Stock)	37,615	2,981,365
Life Storage, Inc.	133,213	12,957,629
Public Storage	127,621	27,793,301
SBA Communications Corp.*	30,596	6,108,797
VICI Properties, Inc.	272,705	5,966,785

		169,846,172

TOTAL LONG-TERM INVESTMENTS
(cost $522,655,325)		592,714,677

SHORT-TERM INVESTMENTS — 13.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,847,114	8,847,114
PGIM Institutional Money Market Fund (cost $72,356,168; includes $72,173,226 of cash collateral for securities on loan)(b)(w)	72,334,729	72,349,196

TOTAL SHORT-TERM INVESTMENTS
(cost $81,203,282)		81,196,310

TOTAL INVESTMENTS — 111.9%
(cost $603,858,607)		673,910,987
Liabilities in excess of other assets — (11.9)%		(71,704,542)

NET ASSETS — 100.0%		$602,206,445

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,069,400; cash collateral of $72,173,226 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A577

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 34.7%
Aerospace & Defense — 0.7%
Raytheon Co.	440	$80,115

Airlines — 0.6%
Delta Air Lines, Inc.	1,400	72,310

Banks — 2.1%
Bank of America Corp.	2,640	72,838
BB&T Corp.	560	26,057
Citizens Financial Group, Inc.	2,220	72,150
JPMorgan Chase & Co.	670	67,824

		238,869

Beverages — 0.5%
Constellation Brands, Inc. (Class A Stock)	340	59,612

Biotechnology — 0.7%
Amgen, Inc.	400	75,991

Capital Markets — 0.6%
Morgan Stanley	1,720	72,584

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	760	78,972

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,500	80,985

Consumer Finance — 0.6%
American Express Co.	660	72,137

Containers & Packaging — 0.5%
Packaging Corp. of America	560	55,653

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	2,440	76,518

Electric Utilities — 0.6%
Exelon Corp.	1,380	69,179

Electrical Equipment — 0.6%
Eaton Corp. PLC	900	72,503

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	820	79,023
Zebra Technologies Corp. (Class A Stock)*	380	79,621

		158,644

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	320	63,059
Prologis, Inc.	860	61,877

		124,936

Food & Staples Retailing — 1.3%
Sysco Corp.	1,160	77,442
Walmart, Inc.	780	76,073

		153,515

Health Care Equipment & Supplies — 0.7%
Stryker Corp.	410	80,983

Health Care Providers & Services — 1.8%
CVS Health Corp.	1,020	55,009
UnitedHealth Group, Inc.	310	76,651
WellCare Health Plans, Inc.*	300	80,925

		212,585

Hotels, Restaurants & Leisure — 0.7%
Royal Caribbean Cruises Ltd.	690	79,088

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 0.7%
D.R. Horton, Inc.	1,960	$81,105

Household Products — 0.7%
Kimberly-Clark Corp.	640	79,296

Insurance — 0.5%
MetLife, Inc.	1,260	53,638

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	80	94,151
Facebook, Inc. (Class A Stock)*	460	76,677

		170,828

IT Services — 2.3%
Accenture PLC (Class A Stock)	380	66,888
Broadridge Financial Solutions, Inc.	420	43,550
Mastercard, Inc. (Class A Stock)	330	77,699
Visa, Inc. (Class A Stock)(a)	500	78,095

		266,232

Life Sciences Tools & Services — 0.6%
IQVIA Holdings, Inc.*	500	71,925

Media — 0.7%
Comcast Corp. (Class A Stock)	2,000	79,960

Metals & Mining — 0.4%
Steel Dynamics, Inc.	1,460	51,494

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Starwood Property Trust, Inc.	3,180	71,073

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	2,080	63,856

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	470	57,895
Exxon Mobil Corp.	700	56,560
Marathon Petroleum Corp.	760	45,486
ONEOK, Inc.	810	56,570

		216,511

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	1,350	64,409
Merck & Co., Inc.	940	78,180

		142,589

Road & Rail — 0.6%
Norfolk Southern Corp.	400	74,756

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom, Inc.	260	78,185
Intel Corp.	1,460	78,402

		156,587

Software — 0.8%
Microsoft Corp.	800	94,352

Specialty Retail — 1.4%
Best Buy Co., Inc.	1,160	82,430
Home Depot, Inc. (The)	430	82,513

		164,943

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	470	89,277

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica, Inc.*	480	78,658

A578

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	1,120	$77,392

TOTAL COMMON STOCKS (cost $3,364,316)		3,999,651

UNAFFILIATED EXCHANGE TRADED FUNDS — 19.0%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	15,245	458,417
iShares MSCI EAFE ETF	12,465	808,480
Vanguard FTSE Developed Markets ETF(a)	22,685	927,136

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $2,146,346)		2,194,033

UNAFFILIATED FUNDS — 11.0%
AMG River Road Long-Short Fund	38,343	467,017
ASG Global Alternatives Fund	31,789	346,182
Touchstone Merger Arbitrage Fund	43,694	460,970

TOTAL UNAFFILIATED FUNDS (cost $1,260,233)		1,274,169

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.2%
Automobiles — 1.2%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	18	18,258
AmeriCredit Automobile Receivables Trust,
Series 2017-1, Class A3
1.870%	08/18/21	20	19,749
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	7	6,779
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,962
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	25	25,017
GM Financial Automobile Leasing Trust,
Series 2017-3, Class A4
2.120%	09/20/21	35	34,821
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	26	26,348

			135,934

Credit Cards — 0.4%
World Financial Network Credit Card Master Trust,
Series 2012-D, CLass A
2.150%	04/17/23	50	49,933

Equipment — 0.8%
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	8	7,964

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	2	$1,890
Series 2016-B, Class B
2.200%	10/15/23	15	14,912
John Deere Owner Trust,
Series 2018-B, Class A3
3.080%	11/15/22	25	25,181
Series 2019-A, Class A2
2.850%	12/15/21	25	25,043
MMAF Equipment Finance LLC,
Series 2016-AA, Class A3, 144A
1.480%	06/15/20	9	9,007
TRIP Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	15	15,750

			99,747

Other — 1.1%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	15,014
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	24	25,091
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	15,002
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	5	4,545
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	37	37,986
Verizon Owner Trust,
Series 2018-A, Class C
3.550%	04/20/23	25	25,371

			123,009

Small Business Loan — 1.7%
SBA Small Business Investment Cos,
Series 2015-10B, Class 1
2.829%	09/10/25	37	36,520
Series 2017-10A, Class 1
2.845%	03/10/27	18	17,912
Series 2017-10B, Class 1
2.518%	09/10/27	19	18,751
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	15	14,663
Series 2012-20C, Class 1
2.510%	03/01/32	26	25,804
Series 2014-20L, Class 1
2.700%	12/01/34	26	25,868
Series 2018-20E, Class 1
3.500%	05/01/38	24	25,350
Series 2018-20G, Class 1
3.540%	07/01/38	29	30,221

			195,089

A579

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Small Business Loan (cont’d.)
TOTAL ASSET-BACKED SECURITIES (cost $600,294)			$603,712

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	30	31,578
COMM Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,507
FREMF Mortgage Trust,
Series 2010-K7, Class B, 144A
5.502%(cc)	04/25/20	35	35,760
Government National Mortgage Association,
Series 2011-10, Class AC
3.566%(cc)	11/16/44	23	23,471
Series 2011-142, Class A
2.337%	10/16/40	6	5,499
Series 2011-42, Class B
3.623%(cc)	07/16/47	9	9,464
Series 2014-124, Class AC
2.154%	05/16/54	17	16,443
Series 2014-130, Class DA
2.400%	12/16/44	25	23,985
Series 2014-40, Class AC
2.400%(cc)	11/16/41	13	12,899
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class AS
3.914%(cc)	11/15/47	30	30,869
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	20	20,571
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	13	13,052
Series 2013-C11, Class A4
4.165%(cc)	08/15/46	30	31,599
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 1 Month LIBOR + 0.850%, 144A
3.334%(c)	08/15/33	20	19,917
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.674%(c)	08/15/34	18	17,979
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	30,377
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	20	20,972
Series 2014-C19, Class B
4.723%(cc)	03/15/47	15	15,764

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $378,697)			375,706

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 12.4%
Aerospace & Defense — 0.2%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	20	$20,492

Banks — 2.8%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(ff)	— (rr)	10	10,850
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,228
4.271%(ff)	07/23/29	15	15,618
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	30,747
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	20	20,487
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	10	10,875
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.883%(c)	05/22/22	10	10,054
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.075%(ff)	04/23/29	20	20,520
7.875%	05/15/25	15	18,268
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22	20	19,791
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,367
Jr. Sub. Notes, 144A
11.000%(ff)	— (rr)	10	10,188
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	10	12,334
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	20	20,625
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	20	21,181
Manufacturers & Traders Trust Co.,
Sub. Notes, 3 Month LIBOR + 0.640%
3.266%(c)	12/01/21	20	19,901
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	15	16,078
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.700%	10/05/23	20	20,663
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(ff)	— (rr)	20	20,550

			324,325

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),

A580

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Beverages (cont’d.)
Gtd. Notes
4.600%	04/15/48	20	$19,214

Building Materials — 0.5%
Johnson Controls International plc,
Sr. Unsec’d. Notes
6.000%	01/15/36	15	17,339
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	12,143
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	15,233
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	20	18,098

			62,813

Chemicals — 0.3%
Airgas, Inc. (France),
Gtd. Notes
3.650%	07/15/24	20	20,628
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	17,403

			38,031

Commercial Services — 0.2%
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26	20	21,050

Diversified Financial Services — 1.5%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	32	32,376
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	20	18,686
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,242
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	25	24,318
FMR LLC,
Sr. Unsec’d. Notes, 144A
5.350%	11/15/21	10	10,577
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	23	22,870
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	10	10,142
Penta Aircraft Leasing LLC,
Gov’t. Gtd. Notes
2.646%	11/25/25	21	20,829
Tagua Leasing LLC,
Gov’t. Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
1.900%	07/12/24	15	$14,285

			169,325

Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	11,756

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	15	14,938

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,225
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	14,588
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	20	19,033

			43,846

Healthcare-Services — 0.4%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	15	15,104
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	15,187
Northwell Healthcare, Inc.,
Sec’d. Notes
4.260%	11/01/47	20	20,169

			50,460

Holding Companies-Diversified — 0.1%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	10	9,913

Insurance — 1.4%
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	20	19,442
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	17,286
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	29,983
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	10	12,432
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	20	25,559
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	20	21,093
Validus Holdings Ltd.,

A581

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Gtd. Notes
8.875%	01/26/40	10	$14,709
XLIT Ltd. (Bermuda),
Gtd. Notes
6.250%	05/15/27	15	17,708

			158,212

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.484%	10/23/45	15	16,815
Comcast Corp.,
Gtd. Notes
5.650%	06/15/35	5	5,876
6.950%	08/15/37	10	13,368
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	25	25,375

			61,434

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	20	20,626

Miscellaneous Manufacturing — 0.3%
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	29,941

Oil & Gas — 0.6%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	21	20,905
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	15	14,849
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	15	14,330
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	15	14,850

			64,934

Pharmaceuticals — 0.3%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48	20	18,790
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	15	16,393

			35,183

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27	5	5,024
5.250%	01/15/25	10	10,381
Energy Transfer Operating LP,

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Gtd. Notes
4.750%	01/15/26	15	$15,679
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	5	4,969

			36,053

Real Estate Investment Trusts (REITs) — 0.2%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	13,313
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	15	15,003

			28,316

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	14,849
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,054
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	5	5,249

			30,152

Semiconductors — 0.1%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	10	9,934

Software — 0.1%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,181

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.250%	03/01/37	20	20,954
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	15,185
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	09/20/21	9	9,372
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	20	19,825
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	20	20,806

			86,142

Transportation — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	17	18,418

A582

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Transportation (cont’d.)
Crowley Conro LLC,
Gov’t. Gtd. Notes
4.181%	08/15/43	25	$26,155
Union Pacific Railroad Co. Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	22	21,566

			66,139

TOTAL CORPORATE BONDS (cost $1,422,849)			1,428,410

MUNICIPAL BONDS — 1.7%
California — 0.6%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	15,334
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	10,583
State of California,
General Obligation Unlimited
6.875%	11/01/26	10	12,909
7.950%	03/01/36	30	31,432

			70,258

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	11,006

Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	14,758

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	22,277

New York — 0.5%
City of New York,
General Obligation Unlimited
3.760%	12/01/27	25	26,085
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
3.040%	08/01/24	35	35,501

			61,586

Texas — 0.2%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	20	20,400

TOTAL MUNICIPAL BONDS (cost $196,059)			200,285

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	10	9,828

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4413, Class HC
3.000%	03/15/40	23	$23,517

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $33,564)			33,345

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	18	18,004
3.500%	05/01/46	34	34,794
4.000%	05/01/44	19	19,351
4.000%	06/01/45	24	25,176
4.000%	01/01/46	27	27,954
4.000%	02/01/46	28	28,633
4.000%	09/01/46	35	35,799
Federal National Mortgage Assoc.
3.490%	04/01/28	25	26,045
3.500%	06/01/45	14	13,888
4.000%	04/01/39	17	17,575
4.000%	02/01/45	15	15,216
4.000%	06/01/45	20	20,322
4.000%	03/01/46	25	25,748
4.000%	03/01/46	22	22,548
4.000%	08/01/47	30	31,142
4.500%	08/01/40	10	10,571
4.500%	04/01/41	10	10,506
United States Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/21	25	26,892

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $407,453)			410,164

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds
3.125%	08/15/44	280	296,789
4.500%	02/15/36	47	59,525
5.250%	11/15/28	72	89,387
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	02/15/42	22	21,673
U.S. Treasury Notes
1.125%	05/31/19	110	109,757
1.250%	01/31/20	20	19,805
1.625%	11/15/22	45	44,054
2.500%	01/31/25	25	25,288
2.625%	08/15/20	123	123,408

TOTAL U.S. TREASURY OBLIGATIONS (cost $774,431)			789,686

TOTAL LONG-TERM INVESTMENTS (cost $10,584,242)			11,309,161

A583

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 11.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	230,597	$230,597
PGIM Institutional Money Market Fund (cost $1,075,556; includes $1,072,461 of cash collateral for securities on loan)(b)(w)	1,075,234	1,075,449

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,306,153)		1,306,046

TOTAL INVESTMENTS — 109.3% (cost $11,890,395)		12,615,207
Liabilities in excess of other assets — (9.3)%		(1,076,105)

NET ASSETS — 100.0%		$11,539,102

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,050,483; cash collateral of $1,072,461 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A584

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 86.0%
COMMON STOCKS — 54.1%
Aerospace & Defense — 1.4%
Astronics Corp.*	24,840	$812,765
BAE Systems PLC (United Kingdom)	729,269	4,589,252
Boeing Co. (The)	32,205	12,283,631
Bombardier, Inc. (Canada) (Class B Stock)*	140,500	270,202
Elbit Systems Ltd. (Israel)	10,431	1,345,966
General Dynamics Corp.	2,770	468,906
HEICO Corp.	20,875	1,980,411
Kratos Defense & Security Solutions, Inc.*	58,800	919,044
Lockheed Martin Corp.	28,108	8,436,897
MTU Aero Engines AG (Germany)	26,426	5,996,915
Northrop Grumman Corp.	7,100	1,914,160
Raytheon Co.	11,700	2,130,336
Rolls-Royce Holdings PLC (United Kingdom)*	70,368	828,903
Safran SA (France)	68,378	9,393,121
Singapore Technologies Engineering Ltd. (Singapore)	679,400	1,876,548
Spirit AeroSystems Holdings, Inc. (Class A Stock)	17,600	1,610,928
Thales SA (France)	15,200	1,823,411
TransDigm Group, Inc.*	4,100	1,861,359
United Technologies Corp.	44,421	5,725,423

		64,268,178

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	62,090	1,431,175
C.H. Robinson Worldwide, Inc.(a)	8,792	764,816
Deutsche Post AG (Germany)	40,350	1,314,110
Royal Mail PLC (United Kingdom)	160,471	498,317
United Parcel Service, Inc. (Class B Stock)	13,500	1,508,490
Yamato Holdings Co. Ltd. (Japan)	55,400	1,432,512

		6,949,420

Airlines — 0.2%
Delta Air Lines, Inc.	59,100	3,052,515
Deutsche Lufthansa AG (Germany)	65,491	1,441,221
Ryanair Holdings PLC (Ireland), ADR*	25,624	1,920,263
Spirit Airlines, Inc.*	4,400	232,584
United Continental Holdings, Inc.*	29,668	2,366,913

		9,013,496

Auto Components — 0.3%
Autoliv, Inc. (Sweden)	34,400	2,529,432
BorgWarner, Inc.	47,338	1,818,253
Bridgestone Corp. (Japan)	31,155	1,201,152
Continental AG (Germany)	18,104	2,726,210
Denso Corp. (Japan)	140,600	5,481,890
Gentex Corp.	76,700	1,586,156
Veoneer, Inc. (Sweden)*	8,822	201,759

		15,544,852

Automobiles — 0.4%
Geely Automobile Holdings Ltd. (China)	150,000	286,871
Honda Motor Co. Ltd. (Japan)	178,500	4,829,550
Hyundai Motor Co. (South Korea)	2,527	266,178
Peugeot SA (France)	61,857	1,512,734
Renault SA (France)	18,736	1,242,101
Subaru Corp. (Japan)	228,600	5,209,157

	Shares	Value

COMMON STOCKS (Continued)
Automobiles (cont’d.)
Suzuki Motor Corp. (Japan)	50,000	$2,209,967
Yamaha Motor Co. Ltd. (Japan)	74,300	1,457,479

		17,014,037

Banks — 3.7%
Absa Group Ltd. (South Africa)	12,563	132,677
Banco do Brasil SA (Brazil)	22,600	279,834
Banco Santander SA (Spain)	1,504,000	7,019,593
Bancolombia SA (Colombia), ADR	3,600	183,816
Bank Leumi Le-Israel BM (Israel)	243,488	1,588,937
Bank of America Corp.	216,913	5,984,630
Bank of China Ltd. (China) (Class H Stock)	1,634,000	742,316
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	34,400	1,234,271
Bank OZK	71,000	2,057,580
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,213,800	1,801,925
BankUnited, Inc.	92,500	3,089,500
Blue Hills Bancorp, Inc.	35,700	853,230
BOC Hong Kong Holdings Ltd. (China)	403,500	1,671,678
Boston Private Financial Holdings, Inc.	97,860	1,072,546
CaixaBank SA (Spain)	525,568	1,646,758
Camden National Corp.	43,450	1,812,734
Capitec Bank Holdings Ltd. (South Africa)	10,349	967,980
Chemical Financial Corp.	36,500	1,502,340
China Construction Bank Corp. (China) (Class H Stock)	2,384,000	2,047,915
China Merchants Bank Co. Ltd. (China) (Class H Stock)	68,000	331,767
Citigroup, Inc.	145,951	9,081,071
Commerzbank AG (Germany)*	188,430	1,463,761
Commonwealth Bank of Australia (Australia)	121,800	6,109,993
Credicorp Ltd. (Peru)	2,390	573,481
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,049,490	809,813
Equity Bancshares, Inc. (Class A Stock)*	41,900	1,206,720
Erste Group Bank AG (Austria)*	72,340	2,662,858
First Citizens BancShares, Inc. (Class A Stock)	2,770	1,127,944
First Foundation, Inc.	100,400	1,362,428
First Northwest Bancorp	44,600	694,422
FNB Corp.	157,076	1,665,006
Great Western Bancorp, Inc.	94,241	2,977,073
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	64,100	348,236
Hana Financial Group, Inc. (South Korea)	13,004	416,928
Hanmi Financial Corp.	41,740	887,810
HDFC Bank Ltd. (India), ADR	41,000	4,752,310
HSBC Holdings PLC (United Kingdom), ADR(a)	48,300	1,960,014
IBERIABANK Corp.	22,900	1,642,159
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,073,000	1,520,287
ING Groep NV (Netherlands)	316,600	3,837,865
Intesa Sanpaolo SpA (Italy)	2,520,411	6,146,978
JPMorgan Chase & Co.	23,692	2,398,341
Jyske Bank A/S (Denmark)	35,100	1,357,393
Kasikornbank PCL (Thailand)	124,200	735,003
KB Financial Group, Inc. (South Korea)	23,171	854,942
KBC Group NV (Belgium)	105,814	7,408,269

A585

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	8,866,176	$7,190,335
M&T Bank Corp.	11,361	1,783,904
Mediobanca Banca di Credito Finanziario SpA (Italy)	335,477	3,493,819
Midland States Bancorp, Inc.	41,100	988,866
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,394,700	6,908,846
Nordea Bank Abp (Finland)(a)	61,300	467,296
Orrstown Financial Services, Inc.	17,132	318,484
OTP Bank Nyrt (Hungary)	21,556	948,887
PacWest Bancorp	40,600	1,526,966
Pinnacle Financial Partners, Inc.(a)	17,300	946,310
Popular, Inc. (Puerto Rico)(a)	101,156	5,273,262
Qatar National Bank QPSC (Qatar)	8,555	423,989
Regions Financial Corp.	284,862	4,030,797
Royal Bank of Canada (Canada)	19,800	1,493,797
Sberbank of Russia PJSC (Russia)	272,256	888,443
Shinsei Bank Ltd. (Japan)*	231,100	3,282,161
Societe Generale SA (France)	75,700	2,192,387
Standard Chartered PLC (United Kingdom)	611,451	4,710,959
Sterling Bancorp	64,400	1,199,772
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	179,800	6,286,346
Svenska Handelsbanken AB (Sweden) (Class A Stock)	62,800	662,935
Swedbank AB (Sweden) (Class A Stock)(a)	88,937	1,257,494
Toronto-Dominion Bank (The) (Canada)	21,400	1,161,319
U.S. Bancorp	56,424	2,719,073
Unicaja Banco SA (Spain), 144A	705,479	759,755
United Community Banks, Inc.	51,100	1,273,923
United Overseas Bank Ltd. (Singapore)	111,500	2,071,815
Univest Financial Corp.	30,800	753,368
Wells Fargo & Co.	178,667	8,633,189
Western Alliance Bancorp*	17,480	717,379

		174,389,008

Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	45,900	2,044,865
Coca-Cola Co. (The)	36,600	1,715,076
Coca-Cola European Partners PLC (United Kingdom)	74,212	3,839,729
Coca-Cola HBC AG (Switzerland)*	47,023	1,601,123
Constellation Brands, Inc. (Class A Stock)	10,000	1,753,300
Davide Campari-Milano SpA (Italy)	110,500	1,085,643
Diageo PLC (United Kingdom)	142,593	5,831,098
Fomento Economico Mexicano SAB de CV (Mexico), UTS	31,700	292,205
Keurig Dr. Pepper, Inc.	63,100	1,764,907
Kirin Holdings Co. Ltd. (Japan)	95,800	2,284,314
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,000	1,273,729
Monster Beverage Corp.*	142,229	7,762,859
PepsiCo, Inc.	35,178	4,311,064
Thai Beverage PCL (Thailand)	1,353,800	844,539

		36,404,451

Biotechnology — 1.4%
Acceleron Pharma, Inc.*(a)	53,800	2,505,466

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Aimmune Therapeutics, Inc.*(a)	12,600	$281,610
Alexion Pharmaceuticals, Inc.*	16,993	2,297,114
Amgen, Inc.	64,175	12,191,967
Argenx SE (Netherlands), ADR*(a)	13,300	1,660,372
Array BioPharma, Inc.*	67,500	1,645,650
Ascendis Pharma A/S (Denmark), ADR*	7,400	870,980
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	129,800	843,700
Blueprint Medicines Corp.*	24,200	1,937,210
Celgene Corp.*	16,300	1,537,742
CRISPR Therapeutics AG (Switzerland)*(a)	8,300	296,476
CSL Ltd. (Australia)	94,961	13,187,699
CStone Pharmaceuticals (China), 144A*	181,500	366,842
Global Blood Therapeutics, Inc.*(a)	31,500	1,667,295
GlycoMimetics, Inc.*(a)	59,000	735,140
Grifols SA (Spain), ADR	90,300	1,815,933
Immunomedics, Inc.*(a)	229,171	4,402,375
KalVista Pharmaceuticals, Inc.*(a)	26,200	749,844
Mirati Therapeutics, Inc.*(a)	11,200	820,960
MorphoSys AG (Germany), ADR*	116,175	2,637,173
Neurocrine Biosciences, Inc.*	41,465	3,653,067
PolarityTE, Inc.*(a)	23,900	255,730
Sarepta Therapeutics, Inc.*(a)	36,460	4,345,667
Vertex Pharmaceuticals, Inc.*	32,237	5,929,996

		66,636,008

Building Products — 0.4%
AGC, Inc. (Japan)	44,800	1,568,563
American Woodmark Corp.*	18,980	1,568,317
Armstrong World Industries, Inc.	43,111	3,423,876
Assa Abloy AB (Sweden) (Class B Stock)	397,500	8,591,261
Builders FirstSource, Inc.*	71,166	949,354
Cie de Saint-Gobain (France)	41,610	1,512,485
Gibraltar Industries, Inc.*	21,600	877,176
Johnson Controls International PLC	43,500	1,606,890
Owens Corning	17,200	810,464

		20,908,386

Capital Markets — 1.6%
B3 SA - Brasil Bolsa Balcao (Brazil)	51,800	421,772
BlackRock, Inc.	3,600	1,538,532
BrightSphere Investment Group PLC	36,300	492,227
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	29,000	1,351,098
Charles Schwab Corp. (The)	18,000	769,680
CI Financial Corp. (Canada)	97,800	1,334,884
CME Group, Inc.	26,200	4,311,996
Cowen, Inc.*(a)	74,200	1,075,158
Credit Suisse Group AG (Switzerland)*	140,700	1,642,647
Deutsche Boerse AG (Germany)	51,890	6,665,726
E*TRADE Financial Corp.	54,271	2,519,803
Interactive Brokers Group, Inc. (Class A Stock)	26,700	1,385,196
Lazard Ltd. (Class A Stock)	67,800	2,450,292
LPL Financial Holdings, Inc.	29,596	2,061,361
Macquarie Group Ltd. (Australia)	53,061	4,874,545
MarketAxess Holdings, Inc.	7,500	1,845,600
Moody’s Corp.	23,300	4,219,397
Morgan Stanley	23,300	983,260
Morningstar, Inc.	8,300	1,045,717

A586

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Capital Markets (cont’d.)
MSCI, Inc.	43,400	$8,629,656
Natixis SA (France)	432,700	2,319,701
Nomura Holdings, Inc. (Japan)	438,900	1,580,783
Partners Group Holding AG (Switzerland)	4,179	3,039,343
S&P Global, Inc.	20,000	4,211,000
SBI Holdings, Inc. (Japan)	63,700	1,421,410
Singapore Exchange Ltd. (Singapore)	161,300	871,201
TD Ameritrade Holding Corp.	112,713	5,634,523
UBS Group AG (Switzerland)*(a)	334,600	4,052,006
WisdomTree Investments, Inc.	76,000	536,560

		73,285,074

Chemicals — 1.4%
Akzo Nobel NV (Netherlands)	15,580	1,382,938
Ashland Global Holdings, Inc.	18,310	1,430,560
BASF SE (Germany)	15,224	1,122,275
Celanese Corp.	12,800	1,262,208
CF Industries Holdings, Inc.	71,000	2,902,480
Chemours Co. (The)	56,100	2,084,676
Covestro AG (Germany), 144A	16,592	915,291
DowDuPont, Inc.	23,900	1,274,109
Element Solutions, Inc.*	95,500	964,550
Elementis PLC (United Kingdom)	334,582	709,189
EMS-Chemie Holding AG (Switzerland)	2,347	1,276,279
Ferro Corp.*	55,470	1,050,047
Huntsman Corp.	53,500	1,203,215
Indorama Ventures PCL (Thailand)	251,500	395,327
Innospec, Inc.	14,400	1,200,240
Israel Chemicals Ltd. (Israel)	230,899	1,201,401
Kolon Industries, Inc. (South Korea)	2,864	127,826
LG Chem Ltd. (South Korea)	3,966	1,281,663
Linde PLC (United Kingdom)	62,800	11,021,094
Methanex Corp. (Canada)	26,600	1,510,787
Mosaic Co. (The)	193,703	5,290,030
Nissan Chemical Corp. (Japan)	60,300	2,762,619
Novozymes A/S (Denmark) (Class B Stock)	31,947	1,472,881
Nutrien Ltd. (Canada)	67,300	3,549,447
Olin Corp.	66,200	1,531,868
PolyOne Corp.	47,097	1,380,413
Scotts Miracle-Gro Co. (The)(a)	13,300	1,045,114
Sensient Technologies Corp.	9,600	650,784
Sherwin-Williams Co. (The)	10,700	4,608,597
Shin-Etsu Chemical Co. Ltd. (Japan)	46,400	3,895,047
Sika AG (Switzerland)	11,940	1,676,490
Sumitomo Chemical Co. Ltd. (Japan)	285,000	1,326,424
Tikkurila OYJ (Finland)	3,035	49,761

		63,555,630

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	68,300	2,482,705
ADT, Inc.(a)	168,000	1,073,520
Advanced Disposal Services, Inc.*	57,800	1,618,400
Copart, Inc.*(a)	42,100	2,550,839
Edenred (France)	120,191	5,480,756
Elis SA (France)	51,300	825,813
Healthcare Services Group, Inc.(a)	60,900	2,009,091
Heritage-Crystal Clean, Inc.*	44,200	1,213,290
Loomis AB (Sweden) (Class B Stock)	30,200	1,041,995
Multi-Color Corp.	23,840	1,189,378

	Shares	Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Prosegur Cia de Seguridad SA (Spain)	363,200	$1,969,958
Rollins, Inc.(a)	51,900	2,160,078
Toppan Printing Co. Ltd. (Japan)	55,500	838,426
Waste Connections, Inc.	27,700	2,453,943
Waste Management, Inc.	25,600	2,660,096

		29,568,288

Communications Equipment — 0.6%
Cisco Systems, Inc.	197,256	10,649,851
Extreme Networks, Inc.*	100,900	755,741
F5 Networks, Inc.*	23,500	3,687,855
Lumentum Holdings, Inc.*	28,500	1,611,390
Nokia OYJ (Finland)	788,483	4,489,092
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	73,700	316,492
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	324,721	2,990,782
Ubiquiti Networks, Inc.(a)	10,600	1,586,926

		26,088,129

Construction & Engineering — 0.3%
Bouygues SA (France)	42,200	1,511,618
Taisei Corp. (Japan)	68,700	3,191,348
Vinci SA (France)	79,563	7,751,465

		12,454,431

Construction Materials — 0.4%
Cemex SAB de CV (Mexico), ADR*	42,798	198,583
CRH PLC (Ireland)	95,867	2,978,277
CRH PLC (Ireland), ADR	195,500	6,060,500
Eagle Materials, Inc.	8,900	750,270
HeidelbergCement AG (Germany)	36,000	2,597,683
James Hardie Industries PLC (Ireland), CDI	136,334	1,755,649
Martin Marietta Materials, Inc.	19,500	3,923,010
Taiheiyo Cement Corp. (Japan)	33,300	1,110,629

		19,374,601

Consumer Finance — 0.2%
Capital One Financial Corp.	17,100	1,396,899
Discover Financial Services	55,130	3,923,051
Encore Capital Group, Inc.*(a)	24,100	656,243
FirstCash, Inc.	15,800	1,366,700
Synchrony Financial	100,300	3,199,570

		10,542,463

Containers & Packaging — 0.1%
AptarGroup, Inc.	14,300	1,521,377
Graphic Packaging Holding Co.	91,150	1,151,225
Packaging Corp. of America	13,500	1,341,630
Sonoco Products Co.	38,217	2,351,492

		6,365,724

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	20,100	931,032
Carriage Services, Inc.	24,150	464,888
Estacio Participacoes SA (Brazil)	74,900	508,280
Grand Canyon Education, Inc.*	11,300	1,293,963
Koolearn Technology Holding Ltd. (China), 144A*	272,000	351,349
Laureate Education, Inc. (Class A Stock)*	114,200	1,709,574

A587

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
New Oriental Education & Technology Group, Inc. (China), ADR*	11,180	$1,007,206
Service Corp. International	25,430	1,021,015
ServiceMaster Global Holdings, Inc.*	27,800	1,298,260
Strategic Education, Inc.	6,500	853,515

		9,439,082

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	37,963	7,626,387
FirstRand Ltd. (South Africa)	68,003	297,639
Industrivarden AB (Sweden) (Class C Stock)	43,933	921,989
Investor AB (Sweden) (Class B Stock)	92,700	4,178,416
ORIX Corp. (Japan)	326,600	4,687,529
Standard Life Aberdeen PLC (United Kingdom)	1,627,688	5,603,531
Voya Financial, Inc.	75,698	3,781,872

		27,097,363

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	49,400	1,549,184
Cellnex Telecom SA (Spain), 144A*	12,200	358,232
CenturyLink, Inc.	73,700	883,663
China Telecom Corp. Ltd. (China) (Class H Stock)	672,000	373,386
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	1,156,000	268,920
Cogent Communications Holdings, Inc.	27,230	1,477,228
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	1,548,000	2,489,832
Koninklijke KPN NV (Netherlands)	358,475	1,137,159
LG Uplus Corp. (South Korea)	41,206	561,318
Masmovil Ibercom SA (Spain)*	55,720	1,180,880
Nippon Telegraph & Telephone Corp. (Japan)	111,438	4,732,939
Singapore Telecommunications Ltd. (Singapore)	796,874	1,777,673
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,155,400	875,112
Telenor ASA (Norway)	171,176	3,430,872
Telkom SA SOC Ltd. (South Africa)	73,656	372,298
TELUS Corp. (Canada)	55,000	2,035,619
Verizon Communications, Inc.	164,617	9,733,803

		33,238,118

Electric Utilities — 1.6%
American Electric Power Co., Inc.	29,200	2,445,500
Duke Energy Corp.	22,641	2,037,690
Electricite de France SA (France)	107,986	1,476,542
Endesa SA (Spain)	48,140	1,228,637
Enel SpA (Italy)	1,205,529	7,732,498
Entergy Corp.	97,636	9,336,931
Equatorial Energia SA (Brazil)	10,300	210,059
Evergy, Inc.	119,151	6,916,716
Exelon Corp.	226,379	11,348,379
FirstEnergy Corp.	96,200	4,002,882
Fortum OYJ (Finland)(a)	166,699	3,412,403
Iberdrola SA (Spain)	235,310	2,065,470

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Kansai Electric Power Co., Inc. (The) (Japan)	123,100	$1,815,201
NextEra Energy, Inc.	32,759	6,332,970
Orsted A/S (Denmark), 144A	70,996	5,388,206
Pinnacle West Capital Corp.	10,200	974,916
Portland General Electric Co.	30,920	1,602,893
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	346,000	2,187,610
Verbund AG (Austria)	15,376	736,849
Xcel Energy, Inc.	46,200	2,596,902

		73,849,254

Electrical Equipment — 0.4%
AMETEK, Inc.	44,009	3,651,427
Bizlink Holding, Inc. (Taiwan)	42,820	295,403
Eaton Corp. PLC	67,776	5,460,035
Emerson Electric Co.	23,400	1,602,198
Fagerhult AB (Sweden)	78,700	604,806
GrafTech International Ltd.(a)	55,200	706,008
Legrand SA (France)	44,900	3,010,082
Melrose Industries PLC (United Kingdom)	608,000	1,453,219
Regal Beloit Corp.	24,427	1,999,838

		18,783,016

Electronic Equipment, Instruments & Components — 0.8%
Avnet, Inc.	16,000	693,920
Azbil Corp. (Japan)	86,300	2,020,579
Chroma ATE, Inc. (Taiwan)	61,000	291,727
Corning, Inc.	110,831	3,668,506
Hitachi High-Technologies Corp. (Japan)	33,900	1,386,469
Hitachi Ltd. (Japan)	46,400	1,502,586
Hon Hai Precision Industry Co. Ltd. (Taiwan)	259,800	622,422
Jabil, Inc.	102,285	2,719,758
Keyence Corp. (Japan)	20,600	12,862,747
Largan Precision Co. Ltd. (Taiwan)	6,000	900,620
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,496	230,420
Samsung SDI Co. Ltd. (South Korea)	4,447	841,743
Sanmina Corp.*	57,595	1,661,616
Shimadzu Corp. (Japan)	55,300	1,602,847
Spectris PLC (United Kingdom)	68,900	2,255,750
Sunny Optical Technology Group Co. Ltd. (China)	44,700	537,016
SYNNEX Corp.	11,300	1,077,907
TTM Technologies, Inc.*	60,000	703,800

		35,580,433

Energy Equipment & Services — 0.2%
Apergy Corp.*	25,800	1,059,348
Cactus, Inc. (Class A Stock)*	43,500	1,548,600
Helix Energy Solutions Group, Inc.*	154,860	1,224,943
Nabors Industries Ltd.	447,600	1,539,744
Natural Gas Services Group, Inc.*	18,700	323,697
Pason Systems, Inc. (Canada)	44,200	644,966
ProPetro Holding Corp.*	32,100	723,534
Solaris Oilfield Infrastructure, Inc. (Class A Stock)(a)	57,100	938,724

		8,003,556

A588

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Entertainment — 0.3%
Cinemark Holdings, Inc.	34,900	$1,395,651
DeNA Co. Ltd. (Japan)	81,400	1,223,298
HUYA, Inc. (China), ADR*(a)	11,800	331,934
Lions Gate Entertainment Corp. (Class A Stock)(a)	33,800	528,632
NetEase, Inc. (China), ADR	1,320	318,714
Netflix, Inc.*	6,200	2,210,672
Nexon Co. Ltd. (Japan)*	17,600	275,798
Nintendo Co. Ltd. (Japan)	4,700	1,340,083
Vivendi SA (France)	110,815	3,213,227
Walt Disney Co. (The)	197	21,860
Zynga, Inc. (Class A Stock)*	205,600	1,095,848

		11,955,717

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	37,727	7,434,483
Apartment Investment & Management Co. (Class A Stock)	29,614	1,489,288
Armada Hoffler Properties, Inc.	114,154	1,779,661
AvalonBay Communities, Inc.	12,000	2,408,760
Camden Property Trust	20,913	2,122,670
CoreCivic, Inc.	75,100	1,460,695
CoreSite Realty Corp.	15,170	1,623,493
Crown Castle International Corp.	38,889	4,977,792
Equinix, Inc.	7,009	3,176,198
Equity LifeStyle Properties, Inc.	16,670	1,905,381
Essex Property Trust, Inc.	7,117	2,058,521
Gaming & Leisure Properties, Inc.	49,000	1,889,930
Goodman Group (Australia)	132,635	1,257,352
Healthcare Realty Trust, Inc.	43,700	1,403,207
Hospitality Properties Trust	57,300	1,507,563
Invitation Homes, Inc.	84,200	2,048,586
Mack-Cali Realty Corp.	61,000	1,354,200
Medical Properties Trust, Inc.	214,200	3,964,842
Merlin Properties Socimi SA (Spain)	68,100	892,145
Mid-America Apartment Communities, Inc.	19,172	2,096,075
National Retail Properties, Inc.	49,100	2,719,649
Omega Healthcare Investors, Inc.(a)	38,200	1,457,330
Outfront Media, Inc.	163,029	3,814,879
Park Hotels & Resorts, Inc.	55,300	1,718,724
Prologis, Inc.	89,221	6,419,452
Rexford Industrial Realty, Inc.	45,800	1,640,098
Segro PLC (United Kingdom)	181,208	1,590,141
Senior Housing Properties Trust	172,200	2,028,516
Shaftesbury PLC (United Kingdom)	82,200	942,234
Simon Property Group, Inc.(a)	17,468	3,182,844
Spirit Realty Capital, Inc.	74,740	2,969,420
STORE Capital Corp.	50,600	1,695,100
Uniti Group, Inc.(a)	141,400	1,582,266
Ventas, Inc.	13,051	832,784
VICI Properties, Inc.	85,500	1,870,740

		81,315,019

Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	34,700	2,044,063
Atacadao Distribuicao Comercio e Industria Ltd. (Brazil)	81,400	417,670
BGF retail Co. Ltd. (South Korea)	7,600	1,464,930

	Shares	Value

COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Clicks Group Ltd. (South Africa)	165,500	$2,114,571
CP ALL PCL (Thailand)	189,100	446,607
Dairy Farm International Holdings Ltd. (Hong Kong)	53,800	451,496
Kroger Co. (The)	48,200	1,185,720
Lawson, Inc. (Japan)	23,300	1,290,975
METRO AG (Germany)	32,833	545,628
Performance Food Group Co.*	58,700	2,326,868
PriceSmart, Inc.	15,700	924,416
Sysco Corp.	91,202	6,088,645
Tesco PLC (United Kingdom)	433,461	1,311,507
Tsuruha Holdings, Inc. (Japan)	15,500	1,259,824
Wal-Mart de Mexico SAB de CV (Mexico)	280,300	749,334
Walmart, Inc.	53,500	5,217,855

		27,840,109

Food Products — 1.4%
Archer-Daniels-Midland Co.	108,301	4,671,022
Bunge Ltd.	33,040	1,753,433
Conagra Brands, Inc.	123,860	3,435,877
Darling Ingredients, Inc.*	70,500	1,526,325
General Mills, Inc.	125,869	6,513,721
Golden Agri-Resources Ltd. (Singapore)	1,616,300	333,979
Gruma SAB de CV (Mexico) (Class B Stock)	66,250	678,465
Hershey Co. (The)	20,801	2,388,579
Ingredion, Inc.	18,200	1,723,358
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	58,200	252,445
J.M. Smucker Co. (The)(a)	38,174	4,447,271
Kellogg Co.(a)	29,900	1,715,662
Kerry Group PLC (Ireland) (Class A Stock)	28,799	3,219,033
Mondelez International, Inc. (Class A Stock)	45,316	2,262,175
Nestle SA (Switzerland)	197,687	18,850,742
Orion Corp. (South Korea)	3,034	267,673
Pilgrim’s Pride Corp.*	85,100	1,896,879
Post Holdings, Inc.*	13,700	1,498,780
SunOpta, Inc. (Canada)*(a)	100,400	347,384
TreeHouse Foods, Inc.*	18,900	1,219,995
Tyson Foods, Inc. (Class A Stock)	116,862	8,113,729

		67,116,527

Gas Utilities — 0.3%
Atmos Energy Corp.	22,800	2,346,804
Naturgy Energy Group SA (Spain)	45,936	1,284,884
New Jersey Resources Corp.	48,700	2,424,773
ONE Gas, Inc.	18,700	1,664,861
South Jersey Industries, Inc.	131,456	4,215,794

		11,937,116

Health Care Equipment & Supplies — 1.6%
ABIOMED, Inc.*	3,800	1,085,242
Align Technology, Inc.*	5,900	1,677,547
Antares Pharma, Inc.*	188,200	570,246
Axogen, Inc.*	11,600	244,296
Becton, Dickinson & Co.	39,430	9,846,854
Boston Scientific Corp.*	187,124	7,181,819
Cardiovascular Systems, Inc.*	19,300	746,138
CryoPort, Inc.*(a)	21,700	280,364

A589

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	81,427	$10,749,993
DexCom, Inc.*	10,000	1,191,000
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	203,094	2,168,142
Glaukos Corp.*(a)	30,600	2,398,122
Heska Corp.*	9,600	817,152
Hoya Corp. (Japan)	121,300	8,028,558
IDEXX Laboratories, Inc.*	8,200	1,833,520
Intuitive Surgical, Inc.*	7,600	4,336,408
Koninklijke Philips NV (Netherlands)	147,440	6,022,861
LivaNova PLC*	6,200	602,950
Medtronic PLC	37,583	3,423,059
Merit Medical Systems, Inc.*	32,110	1,985,361
OrthoPediatrics Corp.*	20,400	902,292
ResMed, Inc.	39,500	4,106,815
Stryker Corp.	12,536	2,476,111
ViewRay, Inc.*(a)	134,200	991,738
Zimmer Biomet Holdings, Inc.	23,469	2,996,991

		76,663,579

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	17,700	518,787
Addus HomeCare Corp.*	15,200	966,568
Amedisys, Inc.*	12,000	1,479,120
Anthem, Inc.	15,600	4,476,888
BioScrip, Inc.*	212,000	424,000
Centene Corp.*	21,600	1,146,960
Chemed Corp.	5,100	1,632,357
Cigna Corp.	13,433	2,160,295
CVS Health Corp.	41,700	2,248,881
HCA Healthcare, Inc.	28,900	3,767,982
Humana, Inc.	29,410	7,823,060
LHC Group, Inc.*	12,316	1,365,352
Medipal Holdings Corp. (Japan)	19,700	468,231
Molina Healthcare, Inc.*	18,400	2,612,064
Notre Dame Intermedica Participacoes SA (Brazil)	64,300	536,524
RadNet, Inc.*	95,300	1,180,767
Suzuken Co. Ltd. (Japan)	24,100	1,397,740
UnitedHealth Group, Inc.	68,946	17,047,588
Universal Health Services, Inc. (Class B Stock)(a)	29,000	3,879,330
WellCare Health Plans, Inc.*	5,500	1,483,625

		56,616,119

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	13,200	1,674,552

Hotels, Restaurants & Leisure — 1.0%
Bluegreen Vacations Corp.(a)	50,300	747,458
Carnival Corp.	26,100	1,323,792
Carnival PLC	23,664	1,162,482
Carrols Restaurant Group, Inc.*	52,280	521,232
Compass Group PLC (United Kingdom)	94,876	2,230,188
Denny’s Corp.*	61,550	1,129,443
Domino’s Pizza, Inc.(a)	10,500	2,710,050
Eldorado Resorts, Inc.*	14,600	681,674
Hilton Grand Vacations, Inc.*	50,100	1,545,585
InterContinental Hotels Group PLC (United Kingdom)	25,125	1,511,779

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom), ADR	103,900	$6,347,251
McDonald’s Corp.	38,965	7,399,454
Norwegian Cruise Line Holdings Ltd.*	72,166	3,966,243
Oriental Land Co. Ltd. (Japan)	3,300	375,103
Royal Caribbean Cruises Ltd.	34,727	3,980,409
Six Flags Entertainment Corp.	26,500	1,307,775
Starbucks Corp.(a)	21,300	1,583,442
Wingstop, Inc.(a)	12,400	942,772
Wyndham Destinations, Inc.	82,000	3,320,180
Yum China Holdings, Inc. (China)	8,800	395,208
Yum! Brands, Inc.	41,796	4,171,659

		47,353,179

Household Durables — 0.3%
Helen of Troy Ltd.*	11,309	1,311,392
Iida Group Holdings Co. Ltd. (Japan)	41,528	752,309
Installed Building Products, Inc.*	28,100	1,362,850
Midea Group Co. Ltd. (China) (Class A Stock)	53,100	385,815
Mohawk Industries, Inc.*	11,200	1,412,880
Persimmon PLC (United Kingdom)	47,823	1,353,936
Sony Corp. (Japan)	53,600	2,251,933
Taylor Morrison Home Corp. (Class A Stock)*	47,300	839,575
Toll Brothers, Inc.	44,800	1,621,760
TopBuild Corp.*	22,800	1,477,896

		12,770,346

Household Products — 0.2%
Colgate-Palmolive Co.	22,900	1,569,566
Essity AB (Sweden) (Class B Stock)	24,534	708,367
Kimberly-Clark Corp.	24,300	3,010,770
Pigeon Corp. (Japan)	22,100	906,386
Procter & Gamble Co. (The)	26,327	2,739,324
Reckitt Benckiser Group PLC (United Kingdom)	13,785	1,147,317

		10,081,730

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	325,000	5,876,000
Central Puerto SA (Argentina), ADR	24,100	221,479
NRG Energy, Inc.	127,100	5,399,208
Vistra Energy Corp.(a)	149,200	3,883,676

		15,380,363

Industrial Conglomerates — 0.1%
3M Co.	14,698	3,053,951
CK Hutchison Holdings Ltd. (Hong Kong)	157,500	1,656,915
Jardine Matheson Holdings Ltd. (Hong Kong)	21,200	1,321,067
Jardine Strategic Holdings Ltd. (Hong Kong)	20,300	761,132

		6,793,065

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	1,193,800	11,947,193
Allianz SE (Germany)	13,413	2,991,559
Allstate Corp. (The)(a)	63,568	5,986,833
American National Insurance Co.	4,299	519,405
Aon PLC	12,468	2,128,288

A590

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy)	136,100	$2,522,661
Assurant, Inc.	25,517	2,421,818
Assured Guaranty Ltd.	16,000	710,880
Athene Holding Ltd. (Class A Stock)*	59,764	2,438,371
Aviva PLC (United Kingdom)	906,649	4,876,274
AXA SA (France)	229,200	5,777,273
China Life Insurance Co. Ltd. (China) (Class H Stock)	178,000	478,966
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	71,400	280,857
Chubb Ltd.	13,100	1,835,047
Direct Line Insurance Group PLC (United Kingdom)	452,641	2,083,555
Employers Holdings, Inc.	19,000	762,090
Fidelity National Financial, Inc.	49,000	1,790,950
Fubon Financial Holding Co. Ltd. (Taiwan)	139,000	207,724
Great-West Lifeco, Inc. (Canada)	41,335	1,000,936
Hannover Rueck SE (Germany)	25,741	3,703,136
Hartford Financial Services Group, Inc. (The)	79,220	3,938,818
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	16,917	563,905
Insurance Australia Group Ltd. (Australia)	652,617	3,553,712
Intact Financial Corp. (Canada)	24,500	2,073,154
James River Group Holdings Ltd.	36,800	1,474,943
Marsh & McLennan Cos., Inc.	65,200	6,122,280
MetLife, Inc.	85,559	3,642,247
National Western Life Group, Inc. (Class A Stock)	2,300	603,681
NN Group NV (Netherlands)	62,404	2,596,353
Old Republic International Corp.	77,800	1,627,576
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	344,400	3,879,065
Principal Financial Group, Inc.	30,100	1,510,719
Prudential PLC (United Kingdom)	279,666	5,603,890
Reinsurance Group of America, Inc.	10,600	1,504,988
RSA Insurance Group PLC (United Kingdom)	538,433	3,565,562
Sampo OYJ (Finland) (Class A Stock)	105,213	4,776,618
Sony Financial Holdings, Inc. (Japan)(a)	243,100	4,574,493
Swiss Life Holding AG (Switzerland)*	7,100	3,135,601
Swiss Re AG (Switzerland)	11,426	1,117,622
T&D Holdings, Inc. (Japan)	158,600	1,664,433
Tokio Marine Holdings, Inc. (Japan)	95,900	4,641,008
Travelers Cos., Inc. (The)	25,300	3,470,148
Zurich Insurance Group AG (Switzerland)	30,741	10,194,026

		130,298,658

Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	18,252	21,480,596
Alphabet, Inc. (Class C Stock)*	5,130	6,019,080
Baidu, Inc. (China), ADR*	2,900	478,065
Facebook, Inc. (Class A Stock)*	23,849	3,975,390
Kakaku.com, Inc. (Japan)	110,200	2,116,450
Mail.Ru Group Ltd. (Russia), GDR*	15,290	378,256
Match Group, Inc.(a)	33,800	1,913,418
Momo, Inc. (China), ADR*	13,980	534,595
REA Group Ltd. (Australia)	25,135	1,331,876
Rightmove PLC (United Kingdom)	247,400	1,646,665

	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
Tencent Holdings Ltd. (China)	123,300	$5,693,266
Yahoo Japan Corp. (Japan)	227,700	558,107

		46,125,764

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	51,400	9,377,930
Amazon.com, Inc.*	11,850	21,101,888
B2W Cia Digital (Brazil)*	4,000	42,877
Booking Holdings, Inc.*	900	1,570,419
Duluth Holdings, Inc. (Class B Stock)*(a)	35,500	846,320
eBay, Inc.	179,381	6,662,210
Etsy, Inc.*	19,900	1,337,678
Expedia Group, Inc.(a)	29,067	3,458,973
JD.com, Inc. (China), ADR*	21,170	638,276
Meituan Dianping (China) (Class B Stock)*	35,900	243,352
Naspers Ltd. (South Africa) (Class N Stock)	29,977	6,934,957
Pinduoduo, Inc. (China), ADR*(a)	41,380	1,026,224
ZOZO, Inc. (Japan)	60,600	1,141,053

		54,382,157

IT Services — 2.6%
Accenture PLC (Class A Stock)	48,492	8,535,561
Alliance Data Systems Corp.	7,600	1,329,848
Amadeus IT Group SA (Spain)	155,305	12,456,892
Amdocs Ltd.	8,600	465,345
Atos SE (France)	35,075	3,387,171
Automatic Data Processing, Inc.	9,900	1,581,426
Black Knight, Inc.*	43,100	2,348,950
Capgemini SE (France)	38,464	4,669,887
CGI, Inc. (Canada)*	12,300	845,588
Cognizant Technology Solutions Corp. (Class A Stock)	22,200	1,608,390
Conduent, Inc.*	116,000	1,604,280
DXC Technology Co.	24,600	1,582,026
EPAM Systems, Inc.*	10,000	1,691,300
Euronet Worldwide, Inc.*	10,700	1,525,713
EVERTEC, Inc. (Puerto Rico)	16,800	467,208
ExlService Holdings, Inc.*	27,500	1,650,550
Fidelity National Information Services, Inc.	13,800	1,560,780
Fiserv, Inc.*(a)	63,456	5,601,896
Genpact Ltd.	41,916	1,474,605
Jack Henry & Associates, Inc.	16,300	2,261,462
Leidos Holdings, Inc.	12,400	794,716
LiveRamp Holdings, Inc.*	10,500	572,985
Mastercard, Inc. (Class A Stock)	64,900	15,280,705
Obic Co. Ltd. (Japan)	49,300	4,968,114
Okta, Inc.*	19,200	1,588,416
Otsuka Corp. (Japan)	45,264	1,689,347
Paychex, Inc.	48,700	3,905,740
PayPal Holdings, Inc.*	39,600	4,112,064
Shopify, Inc. (Canada) (Class A Stock)*	7,600	1,568,852
VeriSign, Inc.*	18,300	3,322,548
Virtusa Corp.*	37,320	1,994,754
Visa, Inc. (Class A Stock)(a)	139,954	21,859,415
WEX, Inc.*	8,000	1,535,920
Wirecard AG (Germany)(a)	7,687	970,734
Wix.com Ltd. (Israel)*	14,000	1,691,620

A591

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
WNS Holdings Ltd. (India), ADR*	27,100	$1,443,617

		123,948,425

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	9,600	450,091
Brunswick Corp.	60,026	3,021,108
Sankyo Co. Ltd. (Japan)	23,800	907,650

		4,378,849

Life Sciences Tools & Services — 0.2%
Accelerate Diagnostics, Inc.*(a)	47,600	1,000,552
Agilent Technologies, Inc.	26,436	2,124,926
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,300	1,620,104
Bruker Corp.	30,966	1,190,333
Cambrex Corp.*	27,100	1,052,835
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)	19,800	195,375
Lonza Group AG (Switzerland)*	5,583	1,738,020

		8,922,145

Machinery — 1.8%
Airtac International Group (Taiwan)	35,000	455,016
Alfa Laval AB (Sweden)	141,764	3,259,825
Allison Transmission Holdings, Inc.	81,006	3,638,790
ANDRITZ AG (Austria)	77,900	3,345,093
Atlas Copco AB (Sweden) (Class A Stock)	169,200	4,550,535
Columbus McKinnon Corp.	35,600	1,222,860
Cummins, Inc.(a)	22,600	3,567,862
Deere & Co.	12,000	1,918,080
Douglas Dynamics, Inc.	32,000	1,218,240
Dover Corp.	27,158	2,547,420
EnPro Industries, Inc.	17,800	1,147,210
Epiroc AB (Sweden) (Class A Stock)*	248,200	2,505,468
FANUC Corp. (Japan)	31,000	5,291,149
Federal Signal Corp.	51,400	1,335,886
Fortive Corp.	25,510	2,140,034
Hiwin Technologies Corp. (Taiwan)	52,000	441,263
Hoshizaki Corp. (Japan)	27,702	1,717,632
Ingersoll-Rand PLC	34,673	3,742,950
Interpump Group SpA (Italy)	72,100	2,355,862
ITT, Inc.	41,000	2,378,000
Komatsu Ltd. (Japan)	111,700	2,598,331
Kone OYJ (Finland) (Class B Stock)	27,483	1,386,995
Makita Corp. (Japan)	51,900	1,809,203
Meritor, Inc.*	26,500	539,275
MINEBEA MITSUMI, Inc. (Japan)	168,400	2,534,334
MISUMI Group, Inc. (Japan)	161,000	4,013,088
Mitsubishi Heavy Industries Ltd. (Japan)	35,039	1,455,124
Nabtesco Corp. (Japan)	73,800	2,151,463
OSG Corp. (Japan)	93,200	1,797,211
PACCAR, Inc.	46,200	3,148,068
Schindler Holding AG (Switzerland), Part. Cert.	18,700	3,885,196
Schindler Holding AG (Switzerland), Reg. Shs.	2,600	539,057
SMC Corp. (Japan)	4,300	1,617,168
Weir Group PLC (The) (United Kingdom)	80,535	1,635,733
Welbilt, Inc.*(a)	91,900	1,505,322

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	3,084,500	$3,421,904

		82,816,647

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,424	1,807,399

Media — 0.7%
Altice USA, Inc. (Class A Stock)	69,800	1,499,304
Comcast Corp. (Class A Stock)	216,461	8,654,111
Discovery, Inc. (Class A Stock)*(a)	29,400	794,388
Fox Corp. (Class A Stock)*	11,233	412,363
Hakuhodo DY Holdings, Inc. (Japan)	65,500	1,053,092
Informa PLC (United Kingdom)	509,340	4,940,294
Interpublic Group of Cos., Inc. (The)	79,131	1,662,542
ITV PLC (United Kingdom)	719,100	1,192,150
MSG Networks, Inc. (Class A Stock)*(a)	126,682	2,755,334
MultiChoice Group Ltd. (South Africa)*	11,477	96,214
New York Times Co. (The) (Class A Stock)(a)	46,800	1,537,380
ProSiebenSat.1 Media SE (Germany)	87,790	1,255,238
Schibsted ASA (Norway) (Class B Stock)	65,300	2,340,969
Sirius XM Holdings, Inc.	256,300	1,453,221
WPP PLC (United Kingdom)	90,000	951,908

		30,598,508

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	55,900	2,430,344
Alrosa PJSC (Russia)	363,630	512,410
AngloGold Ashanti Ltd. (South Africa)	34,200	453,928
BHP Group Ltd. (Australia)	63,955	1,748,326
BHP Group PLC (Australia)	393,400	9,481,161
Commercial Metals Co.	73,300	1,251,964
Ferroglobe PLC^	44,100	—
Franco-Nevada Corp. (Canada)	23,500	1,761,863
Fresnillo PLC (Mexico)	142,907	1,619,774
Glencore PLC (Switzerland)*	1,211,281	5,028,750
Kaiser Aluminum Corp.	2,700	282,771
MMG Ltd. (China)*	1,228,000	503,309
POSCO (South Korea)	2,672	595,113
Reliance Steel & Aluminum Co.	16,308	1,471,960
Rio Tinto PLC (Australia)	55,054	3,207,985
Vale SA (Brazil), ADR	48,204	629,544

		30,979,202

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	255,100	4,591,799
Chimera Investment Corp.	78,900	1,478,586
MFA Financial, Inc.	214,400	1,558,688
New Residential Investment Corp.	86,800	1,467,788
Starwood Property Trust, Inc.	67,700	1,513,095
Two Harbors Investment Corp.	107,100	1,449,063

		12,059,019

Multiline Retail — 0.1%
Dollar General Corp.(a)	21,400	2,553,020
Pan Pacific International Holdings Corp. (Japan)	20,638	1,370,015

A592

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Ryohin Keikaku Co. Ltd. (Japan)	3,300	$836,046

		4,759,081

Multi-Utilities — 0.4%
Ameren Corp.	6,400	470,720
CenterPoint Energy, Inc.	175,020	5,373,114
CMS Energy Corp.	46,200	2,565,948
Dominion Energy, Inc.	55,715	4,271,112
E.ON SE (Germany)	128,694	1,431,189
Engie SA (France)	33,586	500,751
National Grid PLC (United Kingdom)	112,475	1,246,888
Public Service Enterprise Group, Inc.	53,677	3,188,951
Sempra Energy(a)	15,300	1,925,658

		20,974,331

Oil, Gas & Consumable Fuels — 2.7%
Arch Coal, Inc. (Class A Stock)(a)	16,945	1,546,570
Ardmore Shipping Corp. (Ireland)*	88,528	545,332
BP PLC (United Kingdom)	1,712,482	12,469,297
Cabot Oil & Gas Corp.	65,645	1,713,335
Cameco Corp. (Canada)	96,100	1,132,619
Canadian Natural Resources Ltd. (Canada)	37,900	1,040,559
Centennial Resource Development, Inc. (Class A Stock)*(a)	62,500	549,375
Cheniere Energy, Inc.*	21,800	1,490,248
Chevron Corp.	51,800	6,380,724
China Petroleum & Chemical Corp. (China) (Class H Stock)	874,000	690,487
CNOOC Ltd. (China)	357,000	668,404
ConocoPhillips	193,124	12,889,096
Delek US Holdings, Inc.	22,200	808,524
EOG Resources, Inc.	10,100	961,318
Equinor ASA (Norway)	266,644	5,846,582
Equitrans Midstream Corp.	37,500	816,750
Exxon Mobil Corp.	21,868	1,766,934
Galp Energia SGPS SA (Portugal)	132,600	2,127,300
GasLog Ltd. (Monaco)	31,000	541,259
Husky Energy, Inc. (Canada)	96,900	960,770
Idemitsu Kosan Co. Ltd. (Japan)	44,200	1,473,646
Inpex Corp. (Japan)	151,600	1,435,589
Inter Pipeline Ltd. (Canada)	84,900	1,404,676
JXTG Holdings, Inc. (Japan)	323,500	1,475,324
LUKOIL PJSC (Russia)	12,513	1,120,192
Magnolia Oil & Gas Corp.*(a)	64,300	771,600
Marathon Petroleum Corp.	89,018	5,327,727
Murphy Oil Corp.	8,900	260,770
Neste OYJ (Finland)	5,869	626,284
Noble Energy, Inc.	23,500	581,155
Novatek PJSC (Russia), GDR	6,867	1,177,959
Occidental Petroleum Corp.	3,500	231,700
OMV AG (Austria)	33,477	1,818,085
PBF Energy, Inc. (Class A Stock)	33,900	1,055,646
Penn Virginia Corp.*	14,300	630,630
Petroleo Brasileiro SA (Brazil)	207,400	1,642,631
Phillips 66	95,930	9,129,658
PrairieSky Royalty Ltd. (Canada)	93,100	1,254,012
Repsol SA (Spain)	87,917	1,506,618
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	87,900	5,621,205

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Snam SpA (Italy)	762,538	$3,921,494
S-Oil Corp. (South Korea)	3,714	292,946
Suncor Energy, Inc. (Canada)	174,600	5,658,643
Targa Resources Corp.	29,900	1,242,345
TOTAL SA (France)	241,092	13,407,381
TOTAL SA (France), ADR	81,171	4,517,166
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	16,018	358,901
Ultrapar Participacoes SA (Brazil)	51,100	611,057
Washington H. Soul Pattinson & Co. Ltd. (Australia)	37,462	700,531
Williams Cos., Inc. (The)	54,300	1,559,496

		125,760,550

Paper & Forest Products — 0.1%
Domtar Corp.	30,500	1,514,325
Nine Dragons Paper Holdings Ltd. (Hong Kong)	261,000	249,923
UPM-Kymmene OYJ (Finland)	106,107	3,101,873

		4,866,121

Personal Products — 0.4%
Amorepacific Corp. (South Korea)	2,028	337,893
elf Beauty, Inc.*(a)	34,000	360,400
Herbalife Nutrition Ltd.*(a)	42,854	2,270,833
Kao Corp. (Japan)	59,900	4,726,979
Shiseido Co. Ltd. (Japan)	20,500	1,480,444
Unilever NV (United Kingdom), CVA	75,013	4,366,294
Unilever PLC (United Kingdom)	116,042	6,656,013

		20,198,856

Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.*(a)	42,600	255,174
AstraZeneca PLC (United Kingdom)	101,125	8,056,795
AstraZeneca PLC (United Kingdom), ADR(a)	134,408	5,434,115
Bayer AG (Germany)	111,389	7,207,522
Bristol-Myers Squibb Co.	51,584	2,461,074
Catalent, Inc.*	29,300	1,189,287
Eisai Co. Ltd. (Japan)	14,100	793,154
Eli Lilly & Co.	2,800	363,328
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	4,400	741,708
Ipsen SA (France)	9,383	1,287,698
Jazz Pharmaceuticals PLC*	2,000	285,900
Johnson & Johnson	18,939	2,647,483
Merck KGaA (Germany)	3,888	443,911
Novartis AG (Switzerland)	44,515	4,288,767
Orion OYJ (Finland) (Class B Stock)(a)	60,566	2,271,816
Roche Holding AG (Switzerland)	74,360	20,543,851
Sanofi (France)	120,236	10,636,749
Shionogi & Co. Ltd. (Japan)	52,900	3,281,891
Takeda Pharmaceutical Co. Ltd. (Japan)	207,300	8,428,460
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	58,000	909,440
Tonghua Dongbao Pharmaceutical Co. Ltd. (China) (Class A Stock)	99,000	255,990

		81,784,113

A593

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.6%
CBIZ, Inc.*	91,460	$1,851,150
Experian PLC (United Kingdom)	177,332	4,806,984
Exponent, Inc.	15,800	911,976
FTI Consulting, Inc.*	14,000	1,075,480
ICF International, Inc.	15,100	1,148,808
Recruit Holdings Co. Ltd. (Japan)	178,100	5,093,350
RELX PLC (United Kingdom)	68,285	1,460,967
Robert Half International, Inc.	25,900	1,687,644
SGS SA (Switzerland)	826	2,056,491
Teleperformance (France)	13,600	2,448,555
WageWorks, Inc.*	28,565	1,078,614
Wolters Kluwer NV (Netherlands)	43,949	2,996,191

		26,616,210

Real Estate Management & Development — 0.6%
Ayala Land, Inc. (Philippines)	1,289,600	1,102,417
CK Asset Holdings Ltd. (Hong Kong)	209,000	1,858,776
Daito Trust Construction Co. Ltd. (Japan)	21,222	2,955,116
Hongkong Land Holdings Ltd. (Hong Kong)	682,400	4,858,705
Hysan Development Co. Ltd. (Hong Kong)	206,000	1,105,213
Kerry Properties Ltd. (Hong Kong)	206,500	926,467
Longfor Group Holdings Ltd. (China)	145,000	515,352
Mitsui Fudosan Co. Ltd. (Japan)	138,600	3,492,459
Vonovia SE (Germany)	143,497	7,451,965
Wharf Holdings Ltd. (The) (Hong Kong)	520,000	1,572,566
Wheelock & Co. Ltd. (Hong Kong)	67,000	491,401

		26,330,437

Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	22,900	2,050,007
Canadian Pacific Railway Ltd. (Canada)	9,300	1,916,161
CSX Corp.	73,704	5,514,533
East Japan Railway Co. (Japan)	67,480	6,509,628
Marten Transport Ltd.	52,800	941,424
Union Pacific Corp.(a)	50,043	8,367,190

		25,298,943

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Energy Industries, Inc.*	18,500	919,080
Analog Devices, Inc.	17,900	1,884,333
Applied Materials, Inc.	18,300	725,778
ASML Holding NV (Netherlands)	62,312	11,735,537
Broadcom, Inc.	12,300	3,698,733
Brooks Automation, Inc.	29,700	871,101
Cree, Inc.*(a)	13,400	766,748
Cypress Semiconductor Corp.	101,800	1,518,856
Entegris, Inc.	38,800	1,384,772
FormFactor, Inc.*	40,000	643,600
Inphi Corp.*	37,500	1,640,250
Intel Corp.	68,893	3,699,554
KLA-Tencor Corp.	46,303	5,529,041
Lam Research Corp.	16,600	2,971,566
Micron Technology, Inc.*	38,700	1,599,471
Monolithic Power Systems, Inc.	9,590	1,299,349
NVIDIA Corp.	12,600	2,262,456
NXP Semiconductors NV (Netherlands)	17,300	1,529,147
ON Semiconductor Corp.*	70,300	1,446,071
Parade Technologies Ltd. (Taiwan)	13,000	218,686
QUALCOMM, Inc.	28,400	1,619,652

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Semtech Corp.*	17,900	$911,289
SK Hynix, Inc. (South Korea)	19,673	1,288,563
Skyworks Solutions, Inc.	15,200	1,253,696
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	664,000	5,311,041
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	100,000	4,096,000
Tokyo Electron Ltd. (Japan)	28,000	4,049,601

		64,873,971

Software — 2.9%
Adobe, Inc.*	36,053	9,607,765
Avaya Holdings Corp.*	46,800	787,644
Citrix Systems, Inc.	77,155	7,689,267
CommVault Systems, Inc.*	34,846	2,255,930
Constellation Software, Inc. (Canada)	2,300	1,949,153
Cornerstone OnDemand, Inc.*	28,500	1,561,230
Ebix, Inc.(a)	26,000	1,283,620
Everbridge, Inc.*(a)	28,200	2,115,282
LivePerson, Inc.*	62,500	1,813,750
Manhattan Associates, Inc.*	14,100	777,051
Micro Focus International PLC (United Kingdom)	178,100	4,641,077
Microsoft Corp.	280,598	33,093,728
Mimecast Ltd.*	35,900	1,699,865
New Relic, Inc.*(a)	12,800	1,263,360
Nice Ltd. (Israel)*	28,133	3,333,791
Oracle Corp.	237,896	12,777,394
Oracle Corp. (Japan)	72,100	4,838,689
Park City Group, Inc.*	31,900	254,881
Paylocity Holding Corp.*	15,600	1,391,364
Pegasystems, Inc.	18,200	1,183,000
Red Hat, Inc.*	11,600	2,119,320
RingCentral, Inc. (Class A Stock)*	19,400	2,091,320
SailPoint Technologies Holding, Inc.*	61,700	1,772,024
salesforce.com, Inc.*	42,607	6,747,671
SAP SE (Germany)	148,695	17,214,300
ServiceNow, Inc.*	5,600	1,380,344
Trend Micro, Inc. (Japan)	24,500	1,191,364
Varonis Systems, Inc.*	27,600	1,645,788
VMware, Inc. (Class A Stock)	24,700	4,458,597
Workday, Inc. (Class A Stock)*	7,200	1,388,520

		134,327,089

Specialty Retail — 0.6%
Burlington Stores, Inc.*(a)	10,500	1,645,140
Children’s Place, Inc. (The)	6,400	622,592
Dick’s Sporting Goods, Inc.(a)	75,500	2,779,155
DSW, Inc. (Class A Stock)	26,900	597,718
Fast Retailing Co. Ltd. (Japan)	1,500	705,664
Hikari Tsushin, Inc. (Japan)	8,900	1,686,876
Home Depot, Inc. (The)	31,680	6,079,075
Industria de Diseno Textil SA (Spain)	50,222	1,478,109
Murphy USA, Inc.*	6,300	539,406
Nitori Holdings Co. Ltd. (Japan)	11,400	1,472,421
Ross Stores, Inc.	53,308	4,962,975
Seobu T&D (South Korea)*	1,049	9,089
TJX Cos., Inc. (The)	105,216	5,598,543

A594

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
USS Co. Ltd. (Japan)	42,400	$786,616

		28,963,379

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	108,788	20,664,281
HP, Inc.	327,126	6,356,058
NetApp, Inc.	15,600	1,081,704
Samsung Electronics Co. Ltd. (South Korea)	106,569	4,197,677
Western Digital Corp.(a)	57,300	2,753,838

		35,053,558

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	35,636	1,630,347
Carter’s, Inc.	15,800	1,592,482
Kering SA (France)	4,140	2,379,000
LVMH Moet Hennessy Louis Vuitton SE (France)	10,030	3,692,450
Oxford Industries, Inc.	15,400	1,159,004
Pandora A/S (Denmark)	32,659	1,527,941
Puma SE (Germany)	3,323	1,929,937
PVH Corp.	20,322	2,478,268
Shenzhou International Group Holdings Ltd. (China)	50,000	672,829
Skechers U.S.A., Inc. (Class A Stock)*	22,550	757,906
Steven Madden Ltd.	55,755	1,886,749
Tapestry, Inc.	112,969	3,670,363
VF Corp.	20,639	1,793,735
Wolverine World Wide, Inc.	49,300	1,761,489

		26,932,500

Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	89,700	924,807
Entegra Financial Corp.*	16,600	372,670
Essent Group Ltd.*	109,105	4,740,612
MGIC Investment Corp.*	121,800	1,606,542
NMI Holdings, Inc. (Class A Stock)*	65,300	1,689,311
PB Bancorp, Inc.	37,100	411,439
Western New England Bancorp, Inc.	55,400	511,342

		10,256,723

Tobacco — 0.8%
Altria Group, Inc.	145,498	8,355,950
British American Tobacco PLC (United Kingdom)	200,278	8,346,520
Imperial Brands PLC (United Kingdom)	190,582	6,519,521
Japan Tobacco, Inc. (Japan)	256,271	6,351,965
Philip Morris International, Inc.	61,764	5,459,320
Swedish Match AB (Sweden)	34,264	1,747,755
Universal Corp.	24,899	1,434,929

		38,215,960

Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*	32,500	1,512,550
Applied Industrial Technologies, Inc.	24,100	1,433,227
Ashtead Group PLC (United Kingdom)	18,516	447,288
Brenntag AG (Germany)	24,128	1,245,279
Bunzl PLC (United Kingdom)	119,629	3,946,982
Fastenal Co.	29,200	1,877,852
Fly Leasing Ltd. (Ireland), ADR*	55,800	772,272

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
HD Supply Holdings, Inc.*	51,920	$2,250,732
ITOCHU Corp. (Japan)	420,300	7,608,262
Mitsubishi Corp. (Japan)	45,400	1,261,514
MRC Global, Inc.*	80,600	1,408,888
Sam Yung Trading Co. Ltd. (South Korea)	1,290	18,466
Sumitomo Corp. (Japan)	100,700	1,393,401
W.W. Grainger, Inc.	5,300	1,594,929
Watsco, Inc.	9,200	1,317,532

		28,089,174

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	7,940	1,431,647
Auckland International Airport Ltd. (New Zealand)	331,900	1,837,132
DP World PLC (United Arab Emirates)	8,445	134,823
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	80,900	456,093
Kamigumi Co. Ltd. (Japan)	94,600	2,191,896
SATS Ltd. (Singapore)	344,967	1,303,074
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	131,145	1,213,061

		8,567,726

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	28,000	399,839
Boingo Wireless, Inc.*	35,700	831,096
MTN Group Ltd. (South Africa)	36,060	221,927
Safaricom PLC (Kenya)	5,420,600	1,484,424
SoftBank Group Corp. (Japan)	41,100	3,996,069
T-Mobile US, Inc.*	22,800	1,575,480
Total Access Communication PCL (Thailand)	171,500	287,401

		8,796,236

TOTAL COMMON STOCKS (cost $2,378,309,605)		2,532,832,150

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	63,109	3,970,749

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	126,124	1,378,704
Itau Unibanco Holding SA (Brazil) (PRFC)	297,448	2,598,923

		3,977,627

Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock) (PRFC)	75,200	1,505,204

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	16,100	195,321

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	23,423	2,392,391

TOTAL PREFERRED STOCKS (cost $12,777,586)		12,041,292

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.2%
iShares MSCI Emerging Markets ETF(a)	63,000	2,703,960

A595

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares MSCI India ETF(a)		256,100	$9,027,525
iShares MSCI Japan ETF(a)		1,587,213	86,852,295
SPDR S&P 500 ETF Trust(a)		9,400	2,655,312

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $100,861,859)			101,239,092

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.1%
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	2,600	2,597,650
Hertz Fleet Lease Funding LP,
Series 2017-1, Class A1, 1 Month LIBOR + 0.650%, 144A
3.143%(c)	04/10/31	802	802,893
Navistar Financial Dealer Note Master Owner Trust II,
Series 2018-1, Class A, 1 Month LIBOR + 0.630%, 144A
3.116%(c)	09/25/23	2,400	2,403,573

			5,804,116

Consumer Loans — 0.2%
CLUB Credit Trust,
Series 2018-P3, Class A, 144A
3.820%	01/15/26	3,739	3,758,080
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	958	958,118
Prosper Marketplace Issuance Trust,
Series 2017-3A, Class A, 144A
2.360%	11/15/23	83	82,996
Series 2018-1A, Class A, 144A
3.110%	06/17/24	331	330,858
Series 2018-2A, Class A, 144A
3.350%	10/15/24	819	819,832
Upgrade Receivables Trust,
Series 2018-1A, Class A, 144A
3.760%	11/15/24	2,221	2,227,215

			8,177,099

Equipment — 0.0%
Dell Equipment Finance Trust,
Series 2018-1, Class A3, 144A
3.180%	06/22/23	1,001	1,004,550
DLL LLC,
Series 2018-1, Class A3, 144A
3.100%	04/18/22	140	140,711

			1,145,261

Home Equity Loans — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%
2.846%(c)	10/25/35	518	518,808

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2, 1 Month LIBOR + 0.290%
2.776%(c)	08/25/36	37	$37,428

			556,236

Other — 0.1%
Domino’s Pizza Master Issuer LLC,
Series 2018-1A, Class A2I, 144A
4.116%	07/25/48	1,092	1,108,203
Finance of America Structured Securities Trust,
Series 2018-HB1, Class A, 144A
3.375%(cc)	09/25/28^	658	657,255
Nationstar HECM Loan Trust,
Series 2018-2A, Class A, 144A
3.188%(cc)	07/25/28^	1,436	1,437,851
Series 2018-3A, Class A, 144A
3.555%(cc)	11/25/28^	931	932,041
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	816	828,392

			4,963,742

Residential Mortgage-Backed Securities — 0.1%
CAM Mortgage Trust,
Series 2018-1, Class A1, 144A
3.960%	12/01/65	247	246,298
Towd Point Mortgage Trust,
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	1,803	1,823,203
Series 2018-6, Class A1A, 144A
3.750%(cc)	03/25/58	2,726	2,758,527
Series 2019-1, Class A1, 144A
3.750%(cc)	03/25/58	490	497,410

			5,325,438

Student Loans — 0.1%
ALG Student Loan Trust I,
Series 2006-1A, Class A3, 3 Month LIBOR + 0.150%, 144A
2.915%(c)	10/28/23	105	104,832
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A2, 3 Month LIBOR + 0.850%
3.621%(c)	07/25/29	265	266,974
Collegiate Funding Services Education Loan Trust,
Series 2004-A, Class A4, 3 Month LIBOR + 0.340%
2.937%(c)	09/28/30	729	729,514
GCO Education Loan Funding Trust,
Series 2006-1, Class A9L, 3 Month LIBOR + 0.160%
2.811%(c)	05/25/26	347	346,160
SLM Student Loan Trust,
Series 2003-10A, Class A3, 3 Month LIBOR + 0.470%, 144A
3.081%(c)	12/15/27	1,694	1,694,118

			3,141,598

TOTAL ASSET-BACKED SECURITIES (cost $28,966,888)			29,113,490

A596

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS — 1.1%
Advertising — 0.0%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
5.749%(c)	09/26/21	89	$40,066
Applovin Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	08/15/25^	125	124,376
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.750%
4.250%(c)	03/14/25	79	78,903

			243,345

Aerospace & Defense — 0.0%
Transdigm, Inc.,
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	06/09/23	367	358,063
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.999%(c)	08/22/24	123	119,460
Wesco Aircraft Hardware Corp.,
Tranche A Term Loan, 1 Month LIBOR + 3.000%
5.500%(c)	10/04/21^	70	68,599
Tranche B Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	02/28/21^	125	121,875
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
6.510%(c)	04/30/25	45	44,397

			712,394

Auto Manufacturers — 0.0%
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%
7.992%(c)	04/18/23^	84	83,537

Auto Parts & Equipment — 0.0%
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
6.303%(c)	12/02/24^	44	44,104

Biotechnology — 0.0%
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%
7.141%(c)	08/18/22^	4	4,311

Building Materials — 0.0%
ACProducts, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.500%
7.999%(c)	02/14/24^	50	47,500
Jeld-Wen, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.000%
4.601%(c)	12/14/24	44	43,688

			91,188

Chemicals — 0.1%
Chemours Co.,
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
4.250%(c)	04/03/25	124	122,277
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
4.989%(c)	05/07/25	174	172,222
Invictus US LLC,
First Lien Initial Term Loan, 2 Month LIBOR + 3.000%
5.579%(c)	03/28/25^	50	49,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Chemicals (cont’d.)
Jade Germany GmbH (Germany),
Initial Dollar Term Loan, 3 Month LIBOR + 5.500%
8.151%(c)	05/31/23^	123	$117,900
Kraton Polymers LLC,
Dollar Replacement Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	03/10/25	116	114,938
Messer Industrities LLC,
Term Loan
— %(p)	09/28/25	125	122,344
OCI Partners LP (Netherlands),
Initial Term Loan, 3 Month LIBOR + 4.000%
6.601%(c)	03/13/25^	124	123,131
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
6.000%(c)	10/14/24^	225	223,664
Platform Specialty Products Corp.,
Term Loan
— %(p)	11/30/25	75	74,096
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.740%(c)	10/01/25	250	246,016
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	09/06/24	74	72,536
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	09/23/24	37	37,118
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	09/23/24	81	80,164
W.R. Grace & Co.,
Term B-1 Loan, 3 Month LIBOR + 1.750%
4.351%(c)	04/03/25^	27	27,047
Term B-2 Loan, 3 Month LIBOR + 1.750%
4.351%(c)	04/03/25^	47	46,366

			1,628,886

Coal — 0.0%
Foresight Energy LLC,
New Term Loan, 3 Month LIBOR + 5.750%
8.379%(c)	03/28/22	85	83,289
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%
9.879%(c)	10/17/22^	133	109,454

			192,743

Commercial Services — 0.1%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	04/04/24	99	98,309
Bright Horizons Family Solutions LLC,
New Term Loan B 2017, 1 Month LIBOR + 1.750%
4.249%(c)	11/07/23	98	96,872
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	08/15/25^	124	123,287
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.500%(c)	02/09/26	60	60,149

A597

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Commercial Services (cont’d.)
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
5.750%(c)	12/22/23	35	$34,563
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	10/01/25	249	241,738
Fly Funding II SARL (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
4.700%(c)	02/09/23	187	183,504
Global Payments, Inc.,
Term Loan B-3, 1 Month LIBOR + 1.750%
4.249%(c)	04/21/23	178	175,985
Hertz Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.250%(c)	06/30/23	123	120,611
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
6.000%(c)	07/03/24^	99	97,771
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
6.351%(c)	02/21/25	436	428,586
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	04/26/24	322	321,385
Learning Care Group No. 2, Inc.,
First Lien Initial Term Loan, 1 - 2 Month LIBOR + 3.250%
5.805%(c)	03/13/25	84	82,116
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	02/27/25	283	273,887
Merrill Communications LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
7.994%(c)	06/01/22^	91	91,356
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	09/27/24	123	118,415
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.249%(c)	05/02/22	45	44,930
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.484%(c)	03/09/23	124	112,870
TransUnion LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	06/19/25	124	122,318
Vantiv LLC,
Term Loan B-4, 1 Month LIBOR + 1.750%
4.197%(c)	08/09/24	124	123,383
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
6.999%(c)	08/27/25	174	172,275
WASH Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	05/16/22^	152	146,331
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
9.499%(c)	05/12/23^	35	33,775
Weight Watchers International, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.560%(c)	11/29/24	202	190,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Commercial Services (cont’d.)
WEX, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	06/30/23	15	$14,654

			3,510,050

Computers — 0.0%
Avast Software BV,
2018 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.500%
5.101%(c)	09/29/23	74	74,457
Conduent Business Services LLC,
Term Loan B, 1 Month LIBOR + 2.500%
4.999%(c)	12/07/23	56	55,368
Datto, Inc.,
Term Loan
— %(p)	03/29/26^	50	50,000
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	09/07/23^	157	156,567
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.351%(c)	11/03/23^	201	178,836
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
10.999%(c)	09/29/25	104	104,398
Term B USD Loan, 1 Month LIBOR + 3.750%
6.249%(c)	09/30/24	273	271,775
Science Applications International Corp.,
Term Loan B, 1 Month LIBOR + 1.750%
4.249%(c)	10/31/25	50	49,080
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	05/01/24	295	291,711

			1,232,192

Distribution/Wholesale — 0.0%
Core & Main LP,
Initial Term Loan, 3 Month LIBOR + 3.000%
5.626%(c)	08/01/24^	44	44,049
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
6.029%(c)	11/14/22	312	302,317
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
7.750%(c)	12/01/22^	125	123,749
Owens & Minor, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
6.989%(c)	05/02/25	100	75,123
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	07/01/24	100	98,258

			643,496

Diversified Financial Services — 0.0%
Blucora, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	05/22/24^	88	86,567
Citadel Securities LP,
Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	02/27/26^	125	124,844

A598

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Diversified Financial Services (cont’d.)
Flying Fortress Holdings LLC,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
4.351%(c)	10/31/22	140	$139,563
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.993%(c)	07/03/24	12	11,972
HarbourVest Partners LP,
Term Loan, 2 Month LIBOR + 2.250%
4.849%(c)	03/03/25^	241	236,988
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%
7.486%(c)	12/07/20^	145	144,098
VFH Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.126%(c)	03/01/26	195	195,244

			939,276

Electric — 0.0%
Calpine Construction Finance Co. LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.999%(c)	01/15/25	123	121,740
Dayton Power & Light Co.,
Term Loan, 1 Month LIBOR + 2.000%
4.500%(c)	08/24/22^	122	121,882
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.630%(c)	11/28/24	123	114,619
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
8.101%(c)	11/13/21^	94	92,171
LMBE-MC Holdco II LLC,
Term Loan, 3 Month LIBOR + 4.000%
6.610%(c)	12/03/25^	80	79,001
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	12/31/25	372	366,233
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	08/04/23	40	39,589

			935,235

Electronics — 0.0%
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
4.989%(c)	09/30/24	218	214,768
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
9.749%(c)	03/08/26	15	14,306
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	03/10/25	109	103,671

			332,745

Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.125%(c)	11/14/25^	105	104,607
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	11/08/22^	30	28,884

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Energy-Alternate Sources (cont’d.)
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
6.749%(c)	12/09/21	213	$186,637

			320,128

Engineering & Construction — 0.0%
AECOM,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	02/21/25	68	66,782
American Traffic Solutions, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	02/28/25	184	183,255
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 2 - 3 Month LIBOR + 4.250%
6.942%(c)	06/21/24	123	117,593
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	02/03/25^	94	91,252
StandardAero Aviation Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.250%(c)	07/07/22^	172	171,482
StandardAero, Inc.,
Term Loan
— %(p)	01/16/26	111	110,520
— %(p)	01/16/26	59	59,419

			800,303

Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
4.999%(c)	02/01/24^	330	315,565
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	12/15/23	78	78,057
Initial Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	12/15/22	121	120,408
Term Loan
— %(p)	03/20/26	125	124,024
AP Gaming I LLC,
October 2018 Refinancing Term B Loan, 1 Month LIBOR + 3.500%
5.999%(c)	02/15/24	30	29,420
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.526%(c)	10/19/24	133	130,502
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	08/06/21	125	124,610
4.749%(c)	08/06/21	35	35,143
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	02/28/25	232	226,092
Eldorado Resorts, Inc.,
Initial Term Loan, 1 - 2 Month LIBOR + 2.250%
4.875%(c)	04/17/24^	195	192,216
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.601%(c)	12/01/23	99	98,816

A599

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
5.500%(c)	10/21/24^	133	$131,979
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	04/25/24	75	74,906
GVC Holdings PLC (United Kingdom),
Facility B2 (USD), 1 Month LIBOR + 2.500%
4.999%(c)	03/29/24	114	113,067
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
4.749%(c)	10/15/25	125	123,051
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
5.289%(c)	08/14/24	400	388,679
SMG US Midco 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	01/23/25	25	24,420
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	07/10/25	362	360,624
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.624%(c)	11/01/23	125	122,149

			2,813,728

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.660%(c)	11/10/23	124	123,491
EWT Holdings III Corp.,
Refinancing 2017-2 First Lien Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	12/20/24^	185	183,138
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	03/29/25	129	127,865

			434,494

Food Service — 0.0%
Agro Merchants North America Holdings, Inc. (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
6.351%(c)	12/06/24^	84	82,917
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
4.249%(c)	03/11/25	233	231,125

			314,042

Foods — 0.1%
Albertson’s LLC,
2018 Term B-7 Loan, 1 Month LIBOR + 3.000%
5.499%(c)	11/17/25	125	122,934
BI-LO LLC,
Initial Term Loan, 3 Month LIBOR + 8.000%
10.709%(c)	05/31/24	299	288,053
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
5.999%(c)	10/10/23	176	167,820

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Foods (cont’d.)
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
6.800%(c)	07/03/20	81	$77,201
JBS USA LUX SA,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.990%(c)	10/30/22	371	368,062
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	05/24/24	179	176,872
Shearer’s Foods LLC,
First Lien Term Loan, 1 Month LIBOR + 4.250%
6.749%(c)	06/30/21	123	120,808
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
9.249%(c)	06/30/22^	88	84,864
US Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	06/27/23	119	117,547

			1,524,161

Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
7.197%(c)	02/11/26	375	368,750
Ortho-Clinical Diagnostics, Inc. (Luxembourg),
Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	06/30/25	197	189,441

			558,191

Healthcare-Services — 0.0%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%
5.749%(c)	06/21/24^	123	116,672
CVS Holdings I LP,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.250%(c)	02/06/25^	45	42,879
DaVita HealthCare Partners, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.750%
5.243%(c)	06/24/21	249	248,384
HCA, Inc.,
Tranche B10 Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	03/13/25	248	246,934
LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 4.500%
6.982%(c)	11/16/25	175	172,555
Prospect Medical Holdings, Inc.,
Term B-1 Loan, 1 Month LIBOR +5.500%
8.000%(c)	02/22/24^	79	72,253
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.499%(c)	06/24/24	20	19,477
US Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
6.851%(c)	12/30/22	139	138,680
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	12/02/24	123	119,040

			1,176,874

A600

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Holding Companies-Diversified — 0.0%
Travelport, Inc.,
Term Loan
— %(p)	03/18/26	125	$121,719
— %(p)	03/18/27^	50	48,500

			170,219

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	01/26/24	84	83,226

Insurance — 0.1%
Acrisure LLC,
First Lien Term Loan B-2, 3 Month LIBOR + 4.250%
6.879%(c)	11/22/23	156	154,975
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 2.750%
5.232%(c)	05/09/25	484	464,715
AmWINS Group, Inc.,
Term Loan (First Lien), 1 Month LIBOR + 2.750%
5.246%(c)	01/25/24	122	120,385
AssuredPartners, Inc.,
2017 September Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	10/22/24	20	19,205
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	08/04/22	542	538,427
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	11/03/23	168	166,650
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.999%(c)	08/04/25	400	404,749
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.515%(c)	04/25/25	368	354,897
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.601%(c)	05/16/24	370	357,036

			2,581,039

Internet — 0.0%
Anastasia Parent LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	08/11/25	124	115,358
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
5.750%(c)	10/19/23	171	169,429
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
6.389%(c)	02/09/23	109	108,387
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	02/15/24	245	243,568
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
6.651%(c)	11/21/24	123	119,191
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
6.484%(c)	06/16/25^	45	38,633

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet (cont’d.)
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.493%(c)	04/04/25	248	$248,249
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.243%(c)	10/10/25	130	127,969
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
10.243%(c)	10/09/26^	39	38,289

			1,209,073

Investment Companies — 0.0%
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
7.000%(c)	02/19/26	50	49,538
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.499%(c)	03/27/23	354	351,487

			401,025

Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	07/31/24	114	112,805
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
6.990%(c)	01/04/26^	80	80,597
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 1 Month LIBOR + 3.000%
5.499%(c)	03/08/24	181	179,727
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
9.499%(c)	09/06/24	50	50,063
Fitness International LLC,
Term Loan B, 1 Month LIBOR + 3.250%
5.749%(c)	04/18/25	45	44,216
Hercules Achievement, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.999%(c)	12/16/24	148	145,256
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
5.379%(c)	06/10/22	294	289,477

			902,141

Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.239%(c)	02/02/26^	55	54,794
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.658%(c)	09/15/23	200	197,295
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	12/23/24	728	718,599
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/18/24	295	288,727
Four Seasons Hotels, Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	11/30/23	124	122,932

A601

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Lodging (cont’d.)
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.241%(c)	10/04/23	323	$318,946
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	03/27/25	199	194,873
Marriott Ownership Resorts, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	08/29/25	110	109,039
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	05/30/25	149	147,105
Wynn America LLC,
Non-Extended Term Loan, 1 Month LIBOR + 1.750%
4.250%(c)	12/31/21	100	97,499

			2,249,809

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.249%(c)	08/03/26	105	104,934
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
11.601%(c)	11/26/21	100	83,000
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.629%(c)	11/30/23	181	169,085

			357,019

Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	11/17/25	55	54,314
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
6.239%(c)	10/30/24^	66	65,915

			120,229

Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
5.234%(c)	07/15/25	123	116,979
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
5.241%(c)	01/31/26	123	117,729
Cable One, Inc.,
Incremental Term B-1 Loan, 1 Month LIBOR + 1.750%
4.250%(c)	05/01/24	64	63,570
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
5.249%(c)	11/18/24	243	235,719
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
6.736%(c)	06/07/23	183	164,005
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	04/30/25	618	613,685
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	07/17/25	230	223,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	01/15/26	175	$169,313
4.734%(c)	01/15/26^	75	75,000
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	05/28/21	112	106,057
MCC Iowa LLC,
Tranche M Term Loan, 1 Month LIBOR + 2.000%
4.410%(c)	01/15/25	15	14,392
McGraw-Hill Global Education Holdings LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.000%
6.499%(c)	05/04/22	126	115,636
NEP Group, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	10/20/25	35	34,563
Numericable U.S. LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	07/31/25	231	214,801
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
6.171%(c)	01/31/26	248	233,359
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	02/01/24	356	347,176
Springer Nature Deutschland GMBH (Germany),
Initial Term B13 Loan, 1 Month LIBOR + 3.500%
5.999%(c)	08/15/22	106	105,421
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.984%(c)	01/15/26	190	187,693
WideOpenWest Finance LLC,
Refinancing Term B Loan, 1 Month LIBOR + 3.250%
5.741%(c)	08/18/23	372	356,455

			3,494,735

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.499%(c)	05/31/25	60	57,087
Zekelman Industries, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.740%(c)	06/14/21	240	237,119

			294,206

Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	03/21/25	84	83,677
PMHC II, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.500%
6.188%(c)	03/29/25	124	120,270

			203,947

Miscellaneous Manufacturing — 0.0%
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	04/01/24	140	138,291

A602

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Oil & Gas — 0.0%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.871%(c)	12/31/21^	200	$210,499
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.246%(c)	12/31/22	275	269,499
Citgo Holding, Inc.,
Term Loan
— %(p)	03/27/24^	175	174,125
Citgo Petroleum Corp.,
Term B Loan, 3 Month LIBOR + 3.500%/PRIME + 2.500%
6.869%(c)	07/29/21	245	244,085
Delek US Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	03/31/25^	124	122,513
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
8.490%(c)	03/01/24	225	176,625
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.805%(c)	08/25/23	91	72,186
Hfotco,
7 Year Term Loan B, 1 Month LIBOR + 2.750%
5.250%(c)	06/26/25	218	215,348

			1,484,880

Oil & Gas Services — 0.0%
Apergy Corp.,
Initial Term Loan, 1 Month LIBOR + 2.500%/PRIME + 1.500%
6.000%(c)	05/09/25	37	36,942
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.487%(c)	05/21/25^	99	93,543
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.249%(c)	04/16/21	61	61,262

			191,747

Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 Month LIBOR + 2.750%
5.240%(c)	12/07/23	122	97,117
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.525%(c)	11/07/25	228	220,693
Berry Global, Inc.,
Term S Loan, 1 Month LIBOR + 1.750%
4.243%(c)	02/08/20	242	240,673
Term T Loan, 1 Month LIBOR + 1.750%
4.243%(c)	01/06/21	453	450,965
BWAY Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
6.033%(c)	04/03/24	123	119,589
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	05/16/24	124	120,040
Crown Americas LLC,
Dollar Term B Loan, 1 Month LIBOR + 2.000%
4.484%(c)	04/03/25	48	48,380

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Packaging & Containers (cont’d.)
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.558%(c)	12/29/23	300	$289,923
Multi-Color Corp.,
Term B Loan, 1 Month LIBOR + 2.000%
4.499%(c)	10/31/24^	49	49,252
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	02/06/23	611	603,230
TricorBraun Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.750%
6.367%(c)	11/30/23	122	121,763
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	10/17/24	148	142,815

			2,504,440

Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.481%(c)	06/02/25	462	458,166
HLF Financing Sarl,
Term B Loan, 1 Month LIBOR + 3.250%
5.749%(c)	08/18/25	114	114,159
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
7.499%(c)	11/25/20	8	7,978
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
7.874%(c)	11/25/22	362	340,165
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
5.249%(c)	02/02/25	134	129,035

			1,049,503

Pipelines — 0.0%
BCP Raptor II LLC,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.365%(c)	11/03/25	125	117,969
BCP Raptor LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.879%(c)	06/24/24	149	139,350
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
6.244%(c)	10/31/24	124	123,420
Epic Crude Services LP,
Term Loan, 3 Month LIBOR + 5.000%
7.490%(c)	02/21/26	150	148,079
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.732%(c)	07/18/25	234	230,935
Limetree Bay Terminals LLC,
Advance, 1 Month LIBOR + 4.000%
6.499%(c)	02/15/24	67	64,921
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	10/30/24	69	67,103

A603

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Pipelines (cont’d.)
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 4.000%
6.500%(c)	09/27/24	80	$79,401

			971,178

Real Estate — 0.0%
DTZ US Borrower LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	08/21/25	249	246,263
Lightstone Holding Co. LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
6.249%(c)	01/30/24	113	109,355
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
6.249%(c)	01/30/24	6	6,168

			361,786

Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.499%(c)	08/30/23	214	211,532
Forest City Enterprises LP,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.481%(c)	12/08/25^	70	70,000
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.491%(c)	12/20/24	430	422,243

			703,775

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	02/16/24	490	481,017
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.489%(c)	07/01/22	120	85,212
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
7.499%(c)	09/25/24	1,312	1,281,622
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	02/03/24	366	364,579
Burlington Coat Factory Warehouse Corp.,
Term B-5 Loan, 1 Month LIBOR + 2.000%
4.500%(c)	11/18/24	108	106,513
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
5.749%(c)	02/15/21	97	93,262
EG Dutch Finco BV (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.601%(c)	02/07/25	40	38,624
GOBP Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.351%(c)	10/22/25	90	88,877
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	06/02/25	313	303,664
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
4.232%(c)	04/03/25	244	241,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Retail (cont’d.)
K-Mac Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.736%(c)	03/14/25	66	$65,196
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	08/19/22	220	217,892
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.490%(c)	03/11/22	99	88,513
Red Lobster Management LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
7.749%(c)	07/28/21^	124	122,158
Smart & Final Stores LLC,
Term Loan (First Lien), 3 Month LIBOR + 3.500%
6.129%(c)	11/15/22	125	118,750
SP PF Buyer LLC,
Term Loan, 2 Month LIBOR + 4.500%
7.058%(c)	12/19/25	125	123,594
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^	265	265
Tacala Investment Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	01/31/25	69	68,232
Wok Holdings, Inc.,
Term Loan, 3 Month LIBOR + 6.500%
8.989%(c)	03/01/26	125	123,438

			4,013,024

Semiconductors — 0.0%
Cabot Microelectronics Corp.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.750%(c)	11/17/25^	110	109,441
Microchip Technology, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
4.500%(c)	05/29/25	112	110,081

			219,522

Software — 0.1%
Applied Systems, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
5.499%(c)	09/19/24	123	121,381
Aptean, Inc.,
Term Loan
— %(p)	03/29/26	50	49,750
Term Loan B, 3 Month LIBOR + 4.250%
6.860%(c)	12/20/22	57	57,239
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	07/12/24	49	48,234
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.851%(c)	10/02/25	125	121,976
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
6.732%(c)	08/15/25^	80	79,003
Ceridian HCM Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.743%(c)	04/30/25	124	123,805

A604

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Compuware Corp.,
Senior Secured Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	08/25/25	55	$54,725
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	11/30/24	124	120,966
Digicert Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
6.499%(c)	10/31/24	174	170,361
Dynatrace LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	08/22/25	100	99,282
EagleView Technology Corp.,
First Lien Term Loan, 1 Month LIBOR + 3.500%
5.982%(c)	08/14/25	70	67,643
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.750%(c)	06/01/22	358	353,663
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.851%(c)	06/13/25	160	153,680
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	06/13/24	258	248,219
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%(c)	07/08/22	389	387,629
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	07/01/24	10	9,928
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
11.500%(c)	01/20/25	75	71,999
Term Loan (First Lien), 1 Month LIBOR + 4.250%
6.750%(c)	01/20/24	147	145,681
Kronos, Inc.,
2018 New Incremental Term Loan, 3 Month LIBOR + 3.000%
5.736%(c)	11/01/23	637	629,748
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.986%(c)	11/01/24	220	223,053
MA Financeco LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	11/19/21	99	96,896
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	06/21/24	61	58,774
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
6.236%(c)	09/15/24	123	121,582
Open Text Corp. (Canada),
Term Loan, 1 Month LIBOR + 1.750%
4.249%(c)	05/30/25	45	44,397
Press Ganey Holdings, Inc.,
Incremental B-2018 Term Loans (First Lien), 1 Month LIBOR + 2.750%
5.249%(c)	10/23/23	176	172,211
Project Alpha Intermediate Holding, Inc.,
Term Loan
— %(p)	04/06/24	125	123,750
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	05/30/25	119	113,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Second Lien Term Loan, 1 Month LIBOR + 7.000%
9.499%(c)	05/29/26	55	$50,233
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	06/21/24	405	393,171
Severin Acquisition LLC,
First Lien Term Loan, 3 Month LIBOR + 3.250%
5.989%(c)	08/01/25	85	82,456
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/03/23	355	351,788
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
5.851%(c)	09/30/22	236	234,016
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/16/25	81	80,256
Term B-4 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/16/25	58	57,704
Term B-5 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	04/16/25	184	182,181
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	08/29/25	90	88,148
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
6.000%(c)	12/04/20	88	87,523
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.749%(c)	07/02/25	249	244,637
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
9.749%(c)	07/02/26	75	74,016

			5,995,653

Telecommunications — 0.1%
CommScope, Inc.,
Term Loan
— %(p)	02/07/26	295	294,779
Coral US Co-Borrower LLC,
Term B-4 Loan, 1 Month LIBOR + 3.250%
5.749%(c)	02/02/26	250	248,929
Frontier Communications Corp.,
Term B-1 Loan, 1 Month LIBOR + 3.750%
6.250%(c)	06/17/24	664	645,531
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
5.250%(c)	05/30/25	149	140,230
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.240%(c)	11/27/23	984	963,395
Tranche B-4 Term Loan, 1 Month LIBOR + 4.500%
6.990%(c)	01/02/24	100	99,688
Tranche B-5 Term Loan
6.625%	01/02/24	125	124,219
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.736%(c)	02/22/24	420	414,525

A605

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
7.101%(c)	02/12/24	186	$165,717
SBA Senior Finance II LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.500%(c)	04/11/25	74	72,786
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%
10.749%(c)	11/01/25	75	73,375
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.999%(c)	11/01/24	123	120,763
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	02/02/24	219	212,024
Windstream Holdings, Inc.,
Term Loan
— %(p)	02/21/23^	250	250,000

			3,825,961

Transportation — 0.0%
Artic LNG Carries Ltd. (Marshall Islands),
Term Loan, 1 Month LIBOR + 4.500%
6.999%(c)	05/18/23	183	176,122
International Seaways Operating Corp.,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.500%(c)	06/22/22^	141	142,550
Navios Maritime Partners LP (Monaco),
Initial Term Loan, 3 Month LIBOR + 5.000%
7.600%(c)	09/14/20	113	111,563

			430,235

Trucking & Leasing — 0.0%
Avolon TLB Borrower 1 LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.488%(c)	01/15/25	357	353,585
IBC Capital Ltd. (Cayman Islands),
First Lien Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%
6.365%(c)	09/11/23	74	71,883

			425,468

TOTAL BANK LOANS (cost $54,132,854)			52,917,554

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,492	1,499,213
Benchmark Mortgage Trust,
Series 2018-B7, Class A2
4.377%	05/15/53	1,300	1,380,630
BX Commercial Mortgage Trust,
Series 2018-IND, Class B, 1 Month LIBOR + 0.900%, 144A
3.384%(c)	11/15/35	1,114	1,112,028
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	725,694

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class A3
3.356%	07/10/47	1,399	$1,421,461
Series 2015-GC29, Class XA, IO
1.106%(cc)	04/10/48	8,819	410,395
Series 2015-GC33, Class XA, IO
0.935%(cc)	09/10/58	7,196	329,443
Series 2016-P6, Class XA, IO
0.812%(cc)	12/10/49	6,885	266,983
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	689	685,714
Series 2012-LC4, Class A4
3.288%	12/10/44	1,181	1,193,948
Series 2013-CR7, Class AM, 144A
3.314%	03/10/46	833	839,555
Series 2013-CR13, Class AM
4.449%(cc)	11/10/46	2,127	2,248,062
Series 2014-CR17, Class XA, IO
1.050%(cc)	05/10/47	5,095	195,304
Series 2014-CR19, Class XA, IO
1.165%(cc)	08/10/47	1,448	55,634
Series 2014-LC17, Class XA, IO
0.893%(cc)	10/10/47	6,796	182,559
Series 2014-UBS4, Class XA, IO
1.172%(cc)	08/10/47	8,830	372,354
Series 2014-UBS6, Class XA, IO
0.944%(cc)	12/10/47	4,869	187,727
Series 2015-DC1, Class XA, IO
1.127%(cc)	02/10/48	12,425	528,550
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,201,624
CSMC Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	957,631
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	2,940	2,912,743
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A2
2.570%	07/25/26	1,370	1,349,649
Series K058, Class A2
2.653%	08/25/26	1,590	1,572,785
Series K061, Class A2
3.347%(cc)	11/25/26	1,400	1,447,727
Series K064, Class A2
3.224%	03/25/27	1,842	1,887,450
Series K065, Class A2
3.243%	04/25/27	1,420	1,457,284
Series K067, Class A2
3.194%	07/25/27	1,420	1,451,580
Series K069, Class A2
3.187%(cc)	09/25/27	700	714,211
Series K072, Class A2
3.444%	12/25/27	200	207,964
Series K075, Class A2
3.650%(cc)	02/25/28	1,700	1,792,817

A606

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series K076, Class A2
3.900%	04/25/28	1,300	$1,396,831
Series K077, Class A2
3.850%(cc)	05/25/28	1,351	1,446,924
Series K078, Class A2
3.854%	06/25/51	900	965,806
Series K079, Class A1
3.729%	02/25/28	704	739,147
Series K079, Class A2
3.926%	06/25/28	1,281	1,380,623
Series K155, Class A1
3.750%	11/25/29	49	51,598
Series K155, Class A2
3.750%	11/25/32	900	944,937
Series K157, Class A2
3.990%(cc)	05/25/33	900	962,218
Series K158, Class A2
3.900%(cc)	12/25/30	600	629,491
GS Mortgage Securities Corp. Trust,
Series 2018-3PCK, Class A, 1 Month LIBOR + 1.450%, 144A
3.934%(c)	09/15/31	1,700	1,702,738
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS, 144A
5.209%(cc)	08/10/44	2,082	2,177,137
Series 2012-GC6, Class A3
3.482%	01/10/45	989	1,002,990
Series 2012-GC6, Class AS, 144A
4.948%	01/10/45	2,848	2,982,923
Series 2012-GCJ9, Class AS
3.124%	11/10/45	1,443	1,438,995
Series 2013-GC12, Class XA, IO
1.429%(cc)	06/10/46	2,326	111,507
Series 2013-GC13, Class AS, 144A
4.083%(cc)	07/10/46	2,990	3,126,843
Series 2013-GC16, Class AS
4.649%	11/10/46	3,183	3,393,713
Series 2015-GC34, Class XA, IO
1.333%(cc)	10/10/48	4,084	261,700
Series 2018-HART, Class A, 1 Month LIBOR + 1.090%, 144A
3.574%(c)	10/15/31	859	859,537
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.057%(cc)	04/15/47	1,336	25,672
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31	1,400	1,454,111
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	3,428	3,525,975
Series 2013-C10, Class A5
3.143%	12/15/47	740	748,443
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,905,541
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	2,000	89,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.114%(cc)	10/15/48	4,683	$250,697
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 1 Month LIBOR + 0.850%, 144A
3.334%(c)	08/15/33	1,710	1,702,881
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.348%(cc)	11/15/34	1,150	1,132,617
RETL,
Series 2019-RVP, Class A, 1 Month LIBOR + 1.150%, 144A
3.634%(c)	03/15/36	1,529	1,529,939
Series 2019-RVP, Class B, 1 Month LIBOR + 1.550%, 144A
4.034%(c)	03/15/36	700	700,445
UBS Commercial Mortgage Trust,
Series 2017-C7, Class XA, IO
1.068%(cc)	12/15/50	4,255	291,128
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class ASEC, 144A
4.179%	05/10/63	824	847,046
Series 2013-C6, Class A3FL, 1 Month LIBOR + 0.790%, 144A
3.282%(c)	04/10/46	1,178	1,193,145
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.061%(cc)	11/15/48	4,347	238,255
Series 2018-C46, Class XA, IO
0.949%(cc)	08/15/51	2,860	176,221
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class A4
3.198%	03/15/48	1,254	1,268,794
Series 2013-C14, Class A3FL, 1 Month LIBOR + 0.720%, 144A
3.204%(c)	06/15/46	1,187	1,187,529
Series 2014-C24, Class XA, IO
0.870%(cc)	11/15/47	2,747	96,069
Series 2014-LC14, Class XA, IO
1.240%(cc)	03/15/47	2,224	101,928

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $73,669,514)			74,630,469

CORPORATE BONDS — 8.9%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,046,600
3.800%	10/07/24	963	982,381
4.750%	10/07/44	458	483,105
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39	400	382,094
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52	185	187,956

A607

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	1,070	$1,055,707
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	125	130,188
United Technologies Corp.,
Sr. Unsec’d. Notes
4.625%	11/16/48	400	424,351

			4,692,382

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	1,171	1,191,829
3.875%	09/16/46	100	82,105
4.250%	08/09/42	700	608,719
4.800%	02/14/29	1,084	1,117,500
5.375%	01/31/44	300	299,355
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	1,200	1,051,126
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22	710	712,946
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	07/21/22	715	724,508
4.250%	07/21/25	500	509,966
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	100	97,113
4.375%	11/15/41	100	97,423
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	303	303,432
4.000%	06/12/22	945	965,160
4.450%	06/12/25	91	93,542
5.850%	08/15/45	600	615,854
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	88,780

			8,559,358

Airlines — 0.1%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	570	556,071
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,000	998,170
3.800%	04/19/23(a)	1,000	1,010,508
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,895	1,924,444

			4,489,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	1,010	$997,833
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.681%	01/09/20	1,136	1,131,153
3.339%	03/28/22	675	655,604
4.140%	02/15/23	1,100	1,077,078
4.250%	09/20/22	1,200	1,191,546
5.875%	08/02/21	550	569,488
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	81,640
5.150%	04/01/38	600	548,318
5.200%	04/01/45	203	180,323
5.400%	04/01/48	585	534,739
6.750%	04/01/46	217	226,328
General Motors Financial Co., Inc.,
Gtd. Notes
2.650%	04/13/20	970	966,109
3.150%	01/15/20	950	951,328
3.250%	01/05/23	1,000	980,480
4.350%	04/09/25	1,100	1,095,255
Sr. Unsec’d. Notes
4.150%	06/19/23	1,400	1,413,129
5.650%	01/17/29	200	206,790
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20	1,060	1,054,793
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	950	955,860

			14,817,794

Banks — 2.1%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/12/23	500	516,338
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,195,499
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	900	907,661
Sr. Unsec’d. Notes, MTN
3.124%(ff)	01/20/23	1,500	1,504,351
3.974%(ff)	02/07/30	1,200	1,223,086
4.125%	01/22/24	900	943,050
Sub. Notes
6.110%	01/29/37	1,468	1,741,909
7.750%	05/14/38	600	833,080
Sub. Notes, MTN
4.200%	08/26/24	2,078	2,150,672
4.450%	03/03/26	1,820	1,896,726
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23	500	508,141

A608

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	$1,081,255
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	687	686,250
3.250%	01/12/21	1,040	1,039,511
3.684%	01/10/23	600	599,285
Sub. Notes
4.836%	05/09/28(a)	487	481,747
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	1,070	1,073,504
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	1,000	1,037,499
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	914	903,306
2.700%	10/27/22	500	495,347
2.750%	04/25/22	750	746,842
3.878%(ff)	01/24/39	200	194,620
8.125%	07/15/39	667	1,002,671
Sub. Notes
4.400%	06/10/25	1,000	1,035,288
4.600%	03/09/26	420	438,731
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	10/30/20	771	764,416
2.650%	05/26/22	500	495,785
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	255,494
Sub. Notes
4.350%	08/01/25	565	577,907
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	881,178
Compass Bank,
Sr. Unsec’d. Notes
2.875%	06/29/22	503	497,743
3.500%	06/11/21	1,400	1,410,991
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	528	551,540
Credit Suisse AG (Switzerland),
Sub. Notes, MTN
5.400%	01/14/20	500	509,025
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	890	893,056
4.207%(ff)	06/12/24	1,400	1,434,137
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,085,203
3.800%	09/15/22	470	478,789
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	982,319

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	940	$930,215
3.150%	01/22/21	1,200	1,181,953
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	909,679
Sub. Notes
4.875%(ff)	12/01/32	427	376,260
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	480	481,085
3.200%	08/09/21	500	502,357
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	1,991,816
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,327,862
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	1,000	997,831
3.200%	02/23/23	3,300	3,305,410
3.500%	11/16/26	1,100	1,085,313
3.750%	02/25/26	750	752,536
4.017%(ff)	10/31/38	450	429,685
4.411%(ff)	04/23/39	200	200,397
6.250%	02/01/41	691	852,301
Sub. Notes
6.750%	10/01/37	520	633,919
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	2,160	2,165,281
3.803%(ff)	03/11/25	1,200	1,216,420
4.041%(ff)	03/13/28	454	457,470
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	679,593
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	200,099
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	1,300	1,268,897
Sub. Notes, MTN, 144A
5.017%	06/26/24	700	676,612
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.207%(ff)	04/01/23	1,200	1,207,222
3.514%(ff)	06/18/22	1,200	1,216,738
3.797%(ff)	07/23/24	1,000	1,026,790
3.882%(ff)	07/24/38	400	392,070
4.625%	05/10/21	400	414,955
5.600%	07/15/41	125	151,605
Sub. Notes
3.875%	09/10/24	723	741,241
4.125%	12/15/26	710	732,886
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	952	928,682

A609

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22	750	$744,874
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	725	726,240
2.998%	02/22/22	680	681,414
3.455%	03/02/23	1,000	1,013,690
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	1,115	1,137,215
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	850	844,472
3.875%	01/27/26	2,270	2,320,965
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	1,680	1,672,312
3.971%(ff)	07/22/38	1,000	982,337
6.375%	07/24/42	612	790,343
Sub. Notes, MTN
4.875%	11/01/22	430	453,824
Regions Bank,
Sub. Notes
6.450%	06/26/37	559	684,822
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	1,490	1,478,368
3.200%	02/08/21	633	637,806
3.800%	08/14/23	892	916,908
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	1,723	1,761,910
Sub. Notes
5.125%	05/28/24	720	739,039
6.000%	12/19/23	1,243	1,326,843
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23	1,150	1,149,354
4.450%	12/03/21	1,000	1,030,340
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	630,852
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,448	1,430,624
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,600	1,567,247
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.450%	12/01/20	1,000	994,339
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	600	602,864
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	630	627,176
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24(a)	910	936,460

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
5.375%	11/02/43	767	$862,392
Sub. Notes, GMTN
4.300%	07/22/27	710	739,179
4.900%	11/17/45	250	266,233
Sub. Notes, MTN
4.650%	11/04/44	500	513,582
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	1,100	1,128,636
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.800%	01/11/22	677	677,929

			96,559,721

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.300%	02/01/23	1,310	1,328,758
4.700%	02/01/36	927	926,060
4.900%	02/01/46	827	840,108
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	900	937,858
4.600%	04/15/48	900	864,617
4.750%	04/15/58	1,300	1,238,935
4.900%	01/23/31	400	431,376
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	300	294,157

			6,861,869

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	200	196,054
4.663%	06/15/51	435	437,505
Celgene Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/45	800	839,510

			1,473,069

Building Materials — 0.0%
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	1,700	1,676,426

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
2.450%	05/01/20	950	947,059
3.300%	05/01/23	1,000	1,010,860
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%), 144A
6.361%(c)	06/15/22	150	149,487
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
5.550%	11/30/48	200	222,985

A610

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	300	$314,922
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	1,350	1,324,193
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	1,000	961,614
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,900	1,905,012
5.625%	11/15/43	500	530,439
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	248	250,973
4.900%	06/01/43	400	408,907
5.000%	04/01/49	100	104,515
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	55	54,175

			8,185,141

Commercial Services — 0.1%
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	820	819,902
3.250%	06/07/21	1,726	1,740,208

			2,560,110

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	436	440,373
4.375%	05/13/45	233	253,635
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	1,600	1,641,536
5.450%	06/15/23	1,830	1,950,666
6.020%	06/15/26	500	537,775
8.350%	07/15/46(a)	1,000	1,206,966

			6,030,951

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,450	1,423,134
3.500%	05/26/22	498	498,113
4.125%	07/03/23	1,144	1,158,981
4.875%	01/16/24	338	351,465
5.000%	10/01/21	720	747,049
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	750	744,089
2.625%	07/01/22	800	781,370
3.375%	06/01/21	440	442,050
4.750%	03/01/20	500	507,869
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24	910	930,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	1,000	$1,001,285
3.900%	01/29/24	1,000	1,022,306
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	2,000	2,054,123
5.200%	04/27/22	1,490	1,575,132
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,040	1,027,114
4.418%	11/15/35	1,625	1,502,290
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	357	357,466
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	1,130	1,218,280
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	526	526,108
3.750%	08/15/21	745	752,991
4.250%	08/15/24	250	251,508
4.375%	03/19/24	2,057	2,083,523
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	631,200
Western Union Co. (The),
Sr. Unsec’d. Notes
4.250%	06/09/23	1,200	1,238,725

			22,826,364

Electric — 0.7%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.500%	03/01/49	700	728,344
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	708,515
3.250%	04/15/28	1,000	993,144
5.150%	11/15/43	300	346,768
6.125%	04/01/36	658	826,437
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26	578	566,518
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	408,998
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,276,486
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	210,751
4.500%	05/15/58	500	522,185
Dominion Energy, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.825%
5.417%(c)	06/30/66	1,000	950,000
Sr. Unsec’d. Notes
2.000%	08/15/21	1,381	1,348,668

A611

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	$801,815
3.750%	09/01/46	500	467,434
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	377	428,307
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	500	488,672
6.400%	09/15/20	2,246	2,344,373
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	459,593
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	304	301,244
4.750%	06/15/46	410	425,356
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,550	2,575,963
Sr. Unsec’d. Notes
3.950%	06/15/25	473	489,609
5.100%	06/15/45	500	559,358
FirstEnergy Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/23	1,500	1,564,760
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	973,248
3.700%	09/01/24	643	646,280
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,011,403
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46(a)	600	561,904
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	920	893,218
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	993,690
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	893,285
3.800%	02/01/38	1,400	1,282,984
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	246,656
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	485,924
4.350%	05/15/44	200	202,977
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	511,860

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
4.796%(c)	05/15/67	1,300	$1,150,500
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	625,407

			30,272,634

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	351	353,983
3.200%	04/01/24	482	481,705
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	1,057	1,045,737

			1,881,425

Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21	450	458,432
4.300%	05/01/24	1,400	1,452,740
4.600%	11/01/25	650	682,214
5.300%	11/01/38	500	506,123
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21	445	448,859
3.700%	10/17/23	1,400	1,434,974
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/29	675	678,429
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	400	407,106

			6,068,877

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
2.650%	11/17/22	1,000	984,631
3.650%	06/15/23	1,800	1,831,116
4.375%	05/15/47	400	404,027
4.800%	02/15/44	223	234,613
5.250%	02/15/43	250	274,601
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	825	829,166

			4,558,154

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	1,425	1,430,962
4.750%	11/30/36	1,015	1,136,230
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	678	674,835
3.363%	06/06/24	418	417,998
4.685%	12/15/44	277	285,852

A612

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.000%	03/01/29	100	$103,277
4.550%	03/01/39	700	731,277
4.700%	03/01/49	300	318,592
7.000%	11/15/35	300	389,554

			5,488,577

Healthcare-Services — 0.1%
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	510,942
Dartmouth-Hitchcock Health,
Sec’d. Notes
4.178%	08/01/48	400	407,016
Montefiore Obligated Group,
Unsec’d. Notes
5.246%	11/01/48	334	348,973
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48	320	292,669
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	624,552
3.350%	07/15/22	1,304	1,332,058
3.750%	07/15/25	500	521,914
4.200%	01/15/47	200	207,286
4.625%	07/15/35	480	538,088

			4,783,498

Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20	1,200	1,191,634

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	1,700	1,752,321
American International Group, Inc.,
Jr. Sub. Notes
5.750%(ff)	04/01/48	800	779,799
Sr. Unsec’d. Notes
4.200%	04/01/28	2,000	2,033,261
4.750%	04/01/48	500	497,293
4.800%	07/10/45	500	500,374
6.400%	12/15/20	190	200,924
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,080,550
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	867,136
4.450%	05/24/43	500	483,596
4.750%	05/15/45	300	311,446
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,624,277
5.000%	04/20/48	900	880,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	550	$577,624
4.875%	06/19/64	150	159,887
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	498,533
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	669	693,362
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.875%	03/15/24	900	933,485
4.375%	03/15/29	200	211,639
4.800%	07/15/21	1,609	1,673,054
4.900%	03/15/49	769	842,031
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	400	399,580
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.650%	04/08/22	990	985,097
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,370,718
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	197	207,052
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	446,102
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	520	555,830
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	513,047
4.900%	09/15/44	935	1,044,981
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	2,060	2,089,207
5.750%	08/15/42	1,000	1,067,797
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	500	496,339
4.700%(ff)	01/23/48	450	389,250
4.800%	06/15/46	200	207,114
5.700%	07/15/43	350	406,462
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	1,039,656

			27,819,092

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	707,588

A613

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Lodging — 0.0%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	740	$771,294

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	849,538
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	521,033
Wabtec Corp.,
Gtd. Notes
4.400%	03/15/24	1,400	1,423,269

			2,793,840

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	1,400	1,448,456
4.908%	07/23/25	720	759,728
5.375%	05/01/47	1,660	1,654,006
6.484%	10/23/45	400	448,401
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	50	53,000
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	1,323	1,285,956
3.700%	04/15/24	1,090	1,125,997
3.950%	10/15/25	1,600	1,673,312
4.500%	01/15/43	1,168	1,220,577
4.950%	10/15/58	1,080	1,191,239
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	43	44,577
4.709%	01/25/29	143	153,323
5.476%	01/25/39	404	446,746
5.576%	01/25/49	268	301,630
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	297,169
5.875%	11/15/40	900	922,409
6.550%	05/01/37	200	220,946
Walt Disney Co. (The),
Gtd. Notes, 144A
4.500%	02/15/21	1,220	1,262,366
4.750%	09/15/44	500	573,081

			15,082,919

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(ff)	10/19/75	387	428,428
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	817,180

			1,245,608

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	$179,002
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	153,962
4.650%	11/01/44	395	405,667

			738,631

Office Furnishings — 0.0%
Steelcase, Inc.,
Sr. Unsec’d. Notes
5.125%	01/18/29	400	417,241

Oil & Gas — 0.5%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	167	208,444
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	2,840	2,944,015
6.600%	03/15/46	550	668,690
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	500	443,101
4.750%	04/15/43	250	235,062
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21	1,595	1,613,069
3.900%	02/01/25	1,009	1,029,110
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	300	326,293
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	2,800	2,796,239
4.250%	04/15/27(a)	250	245,763
5.200%	09/15/43	1,000	935,023
5.400%	06/15/47	400	396,068
5.700%	10/15/19	133	135,371
Chesapeake Energy Corp.,
Gtd. Notes, 3 Month LIBOR + 3.250%
6.037%(c)	04/15/19	125	124,875
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	365	492,512
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	407,742
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	75	72,938
9.250%	03/31/22	50	48,250
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47	240	227,402
Encana Corp. (Canada),
Gtd. Notes
7.200%	11/01/31	200	246,431
7.375%	11/01/31	410	515,817
8.125%	09/15/30	600	769,891

A614

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20	1,031	$1,016,949
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	900	936,738
7.300%	08/15/31	200	233,261
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	400	507,135
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	300	365,543
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	150	148,902
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	1,590	1,518,609
5.350%	02/12/28	600	556,800
5.375%	03/13/22	500	510,380
6.000%	03/05/20	637	651,619
6.375%	01/23/45	400	353,320
Gtd. Notes, MTN
6.750%	09/21/47	400	367,200
6.875%	08/04/26	385	401,286
Phillips 66,
Gtd. Notes
4.875%	11/15/44	241	263,987
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	315,301
6.850%	06/01/39	500	649,061
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	30	31,200
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	100	99,625

			23,809,022

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	200	200,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
6.287%(c)	07/15/21	125	125,469

			325,469

Pharmaceuticals — 0.5%
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35(a)	881	862,817
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	55	59,747

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	301	$304,226
4.400%	07/15/44	100	88,422
4.625%	06/25/38	900	840,543
4.875%	06/25/48(a)	600	563,699
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	1,415	1,450,804
4.125%	11/15/25	685	708,963
4.375%	10/15/28	1,266	1,313,184
4.800%	08/15/38	1,011	1,039,094
4.900%	12/15/48	300	309,569
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	675	663,476
3.700%	03/09/23	600	609,648
4.100%	03/25/25	1,671	1,715,523
4.300%	03/25/28	1,130	1,144,974
4.780%	03/25/38	1,717	1,700,333
4.875%	07/20/35	900	911,650
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	541	549,999
4.272%	08/28/23	372	383,397
4.900%	08/28/28	662	702,802
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	371	369,410
4.750%	11/15/21	658	687,352
4.800%	07/15/46	500	508,287
Mylan NV,
Gtd. Notes
5.250%	06/15/46	500	449,929
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	1,210	1,176,364
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	363	359,426
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	1,146	1,131,858
2.875%	09/23/23	275	271,394
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	340	303,329

			21,180,219

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	840	823,446
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	663,742
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	792,000

A615

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
4.750%	09/30/21	216	$219,780
5.350%	03/15/20	1,435	1,460,356
5.850%(ff)	05/21/43	1,094	1,020,155
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24	300	303,100
4.250%	12/01/26	167	174,118
5.500%	12/01/46(a)	550	656,396
Energy Transfer Operating LP,
Gtd. Notes
3.600%	02/01/23	1,100	1,109,177
4.200%	09/15/23	885	914,479
4.500%	04/15/24	282	294,026
6.000%	06/15/48	228	246,139
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	325	348,543
5.100%	02/15/45	1,404	1,537,620
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	500	524,570
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	950	962,283
3.950%	09/01/22	1,344	1,380,732
6.500%	09/01/39	200	235,198
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	400	409,129
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	1,560	1,572,213
4.000%	02/15/25	220	224,082
4.500%	07/15/23	500	524,158
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	430	428,487
3.650%	06/01/22	2,303	2,317,513
3.850%	10/15/23	1,223	1,234,689
4.650%	10/15/25	450	468,825
4.900%	02/15/45	500	477,356
5.150%	06/01/42	392	375,079
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	968,136
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	601,900
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	1,317	1,315,401
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	350	368,181
7.625%	01/15/39	500	680,439
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	317	321,498

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.375%	06/01/21	1,245	$1,290,547
5.450%	04/01/44	1,000	955,755
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	1,672	1,702,152
4.300%	03/04/24	710	738,127
4.550%	06/24/24	740	781,138
5.100%	09/15/45	500	514,073
5.400%	03/04/44	400	426,264
5.750%	06/24/44	600	659,953

			33,020,955

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	224	223,614
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	496,055
3.850%	02/01/23	1,190	1,223,844
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	1,342	1,371,029
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	710	706,665
3.875%	08/15/22	1,537	1,558,002
4.125%	06/15/26	502	502,292
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21	710	708,458
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20	780	785,536
3.950%	07/01/22	715	733,640
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	764,369
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22	966	955,906
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27	435	422,479
4.650%	04/01/29	329	335,158
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	712,121
3.300%	02/01/25	1,508	1,494,167
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	517,339
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	940	986,691
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,454,790

A616

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	$442,789
4.500%	01/15/25	490	497,948
4.950%	04/01/24	410	425,744
5.250%	01/15/26	1,085	1,135,325
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	1,004,200
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	710	721,435
SBA Tower Trust,
Asset-Backed, 144A
3.156%	10/10/45	780	780,037
3.168%	04/09/47	990	984,666
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	393	435,442
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	477,967
4.250%	02/01/26(a)	450	452,442
4.625%	07/15/22	194	200,003
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	700	688,336
Ventas Realty LP,
Gtd. Notes
3.500%	04/15/24	960	971,330
4.000%	03/01/28	628	635,662
4.875%	04/15/49	600	626,334
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20(a)	710	706,589
Welltower, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/24	811	824,946

			27,963,350

Retail — 0.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	1,175	1,198,721
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	2,230	2,254,204
4.200%	05/15/28	600	597,878
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20	639	640,123
4.700%	12/09/35	365	391,208
4.875%	12/09/45	623	673,883
6.300%	03/01/38	188	232,604
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.350%	06/01/28	500	521,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25	1,400	$1,442,826
4.500%	11/15/48	400	408,332

			8,361,655

Semiconductors — 0.0%
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	533	537,678

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40	215	254,661

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	420	420,097
3.000%	06/30/22	309	310,362
3.400%	05/15/25	720	712,452
3.600%	02/17/23	1,511	1,540,215
4.500%	05/15/35	905	891,618
5.150%	03/15/42	250	255,732
5.150%	02/15/50	700	715,096
5.550%	08/15/41	1,808	1,933,321
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	65	66,481
6.000%	03/01/26	65	67,234
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	145	149,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22	2,100	2,110,511
3.125%	03/16/22	1,750	1,769,184
4.522%	09/15/48	225	230,908
4.862%	08/21/46	2,878	3,066,336
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	450	458,601
4.375%	05/30/28	500	508,211
5.250%	05/30/48	500	495,688

			15,701,760

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	417,496
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	447	441,232
4.650%	03/01/68	400	395,022

			1,253,750

Trucking & Leasing — 0.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	125	127,188

A617

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.000%	08/01/20	30	$30,075

			157,263

TOTAL CORPORATE BONDS (cost $411,103,514)			415,119,172

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	727,770

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.850%	02/01/24	745	748,025
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	200	272,850
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23	615	616,661

			1,637,536

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Revenue Bonds
5.050%	08/15/49	205	221,355

TOTAL MUNICIPAL BONDS (cost $2,536,561)			2,586,661

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 1 Month LIBOR + 0.140%, 144A
2.630%(c)	06/27/36	818	799,924
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(cc)	12/26/36	187	189,744
Series 2010-RR11, Class 6A1, 144A
4.004%(cc)	03/27/36	235	234,130
Series 2012-RR5, Class 8A5, 144A
2.680%(cc)	07/26/36	133	130,032
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1, 144A
4.781%(cc)	01/25/37	95	96,605
Series 2014-8, Class 2A1, 144A
3.450%(cc)	06/27/37	1,156	1,156,184
CSMC Trust,
Series 2010-9R, Class 2A5, 144A
4.000%(cc)	02/27/38	259	262,611
Series 2014-3R, Class 2A1, 1 Month LIBOR + 0.700%, 144A
3.190%(c)	05/27/37	344	340,230
Series 2015-1R, Class 6A1, 1 Month LIBOR + 0.280%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.770%(c)	05/27/37	916	$879,168
Fannie Mae REMICS,
Series 2005-47, Class SW, IO, 1 Month LIBOR x (1) + 6.720%
4.235%(c)	06/25/35	1,853	297,823
Series 2005-79, Class ZC
5.900%	09/25/35	81	90,974
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640%
4.155%(c)	12/25/36	1,545	282,696
Series 2007-40, Class SE, IO, 1 Month LIBOR x (1) + 6.440%
3.955%(c)	05/25/37	884	136,650
Series 2010-95, Class ZC
5.000%	09/25/40	827	894,419
Series 2010-135, Class ZA
4.500%	12/25/40	220	240,077
Series 2010-150, Class ZC
4.750%	01/25/41	405	436,259
Series 2011-4, Class PZ
5.000%	02/25/41	182	202,729
Series 2012-9, Class SH, IO, 1 Month LIBOR x (1) + 6.550%
4.065%(c)	06/25/41	161	19,663
Series 2012-14, Class JS, IO, 1 Month LIBOR x (1) + 6.650%
4.165%(c)	12/25/30	120	12,546
Series 2012-67, Class AI, IO
4.500%	07/25/27	539	46,644
Series 2012-100, Class WI, IO
3.000%	09/25/27	338	27,722
Series 2012-149, Class DA
1.750%	01/25/43	380	367,115
Series 2012-149, Class GA
1.750%	06/25/42	392	375,216
Series 2013-51, Class GI, IO
3.000%	10/25/32	299	23,875
Series 2013-133, Class IB, IO
3.000%	04/25/32	235	21,733
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050%
3.565%(c)	01/25/44	83	11,943
Series 2015-28, Class JE
3.000%	05/25/45	941	944,114
Series 2015-28, Class P
2.500%	05/25/45	1,374	1,365,377
Series 2015-42, Class IL, IO
6.000%	06/25/45	504	112,663
Series 2015-70, Class JC
3.000%	10/25/45	738	741,506
Series 2016-19, Class AH
3.000%	04/25/46	1,059	1,073,590
Series 2017-30, Class AI, IO
5.500%	05/25/47	287	56,807
Series 2019-14, Class DA
4.000%	03/25/48	1,190	1,220,355

A618

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FirstKey Mortgage Trust,
Series 2015-1, Class A9, 144A
3.000%(cc)	03/25/45	633	$630,397
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	228	255,905
Series 2935, Class ZK
5.500%	02/15/35	451	484,535
Series 2996, Class ZD
5.500%	06/15/35	168	184,961
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600%
4.116%(c)	02/15/36	1,314	185,321
Series 3237, Class C
5.500%	11/15/36	246	267,383
Series 3871, Class KB
5.500%	06/15/41	342	379,530
Series 3955, Class YI, IO
3.000%	11/15/21	124	3,826
Series 4055, Class BI, IO
3.500%	05/15/31	212	17,161
Series 4135, Class AB
1.750%	06/15/42	292	283,211
Series 4149, Class IO, IO
3.000%	01/15/33	134	16,266
Series 4314, Class AI, IO
5.000%	03/15/34	70	6,551
Series 4386, Class AZ
4.500%	11/15/40	843	902,629
Series 4427, Class LI, IO
3.500%	02/15/34	374	43,537
Series 4471, Class PA
4.000%	12/15/40	850	872,030
Series 4683, Class LM
3.000%	05/15/47	437	438,906
Series 4872, Class AB
4.000%	08/15/47^	2,290	2,374,444
Series 4873, Class CA
4.000%	07/15/47	2,293	2,377,286
Gosforth Funding PLC (United Kingdom),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.450%, 144A
3.101%(c)	08/25/60	1,717	1,709,647
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,319	1,383,208
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000%
5.025%(c)	12/20/40	287	307,020
Series 2010-160, Class DY
4.000%	12/20/40	787	837,623
Series 2010-170, Class B
4.000%	12/20/40	177	184,858
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100%
3.612%(c)	07/20/41	101	15,776
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
3.159%(c)	05/20/61	19	18,999

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-124, Class ES, 1 Month LIBOR x (1.333) + 8.667%
5.350%(c)	04/20/39	188	$188,974
Series 2013-124, Class ST, 1 Month LIBOR x (1.333) + 8.800%
5.483%(c)	08/20/39	623	631,807
Series 2013-149, Class MA
2.500%	05/20/40	940	934,033
Series 2014-2, Class BA
3.000%	01/20/44	204	208,162
Series 2014-25, Class HC
3.000%	02/20/44	141	142,723
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280%
2.789%(c)	05/20/63	132	132,120
Series 2015-H13, Class HA
2.500%	08/20/64	1,860	1,852,840
Series 2015-H17, Class HA
2.500%	05/20/65	1,481	1,474,849
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400%
2.909%(c)	12/20/62	177	176,630
Series 2017-134, Class BA
2.500%	11/20/46	377	371,405
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350%
2.940%(c)	08/20/66	1,653	1,656,536
Holmes Master Issuer PLC (United Kingdom),
Series 2018-2A, Class A2, 3 Month LIBOR + 0.420%, 144A
3.207%(c)	10/15/54	1,945	1,937,179
JPMorgan Resecuritization Trust,
Series 2012-2, Class 6A1, 1 Month LIBOR + 0.210%, 144A
2.686%(c)	06/21/36	195	193,183
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
3.167%(c)	07/15/58	2,377	2,367,582
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56	917	914,671
Series 2018-2, Class MA
3.500%	11/25/57	205	207,632
Series 2018-3, Class M55D
4.000%	08/25/57	819	845,324
Series 2018-3, Class MA
3.500%	08/25/57	6,556	6,644,279
Series 2018-4, Class MA
3.500%	03/25/58	964	979,251
Series 2019-1, Class MA
3.500%	07/25/58	1,520	1,543,003
Seasoned Loans Structured Transaction,
Series 2018-1, Class A1
3.500%	06/25/28	390	398,577
Series 2018-1, Class A2, 144A
3.500%	06/25/28	100	101,773
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1, 1 Month LIBOR + 0.640%
3.126%(c)	09/25/43	764	759,995

A619

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 2A1, 144A
4.070%(cc)	06/27/36	17	$17,446
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
4.796%(cc)	06/25/35	845	873,327
WinWater Mortgage Loan Trust,
Series 2015-1, Class A9, 144A
2.500%(cc)	01/20/45	218	216,678

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $53,246,689)			53,042,113

SOVEREIGN BONDS — 0.1%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	900,102
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48	400	387,120
Sr. Unsec’d. Notes, MTN
5.550%	01/21/45(a)	1,050	1,149,981
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,556,405
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	901,690
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	403,831
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	200	209,500

TOTAL SOVEREIGN BONDS (cost $5,494,776)			5,508,629

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	1,125	1,128,129
3.000%	04/01/33	500	504,928
3.000%	06/01/33	186	187,915
3.000%	08/01/33	814	821,840
3.000%	09/01/33	800	807,884
3.000%	11/01/33	2,149	2,174,394
3.000%	03/01/45	2,764	2,760,825
3.000%	04/01/45	3,522	3,517,067
3.000%	04/01/45	51	51,236
3.000%	04/01/45	49	48,816
3.000%	06/01/45	1,262	1,260,487
3.000%	07/01/45	1,070	1,067,806
3.000%	04/01/46	135	134,720
3.000%	04/01/46	119	119,056
3.000%	05/01/46	1,777	1,773,791
3.000%	05/01/46	236	235,988
3.000%	06/01/46	1,765	1,761,823
3.500%	03/01/32	2,514	2,587,235
3.500%	07/01/32	665	684,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/32	549	$565,254
3.500%	02/01/34	1,581	1,627,145
3.500%	08/01/44	37	37,402
3.500%	06/01/45	420	428,182
3.500%	10/01/45	505	515,393
3.500%	12/01/45	513	523,106
3.500%	04/01/46	2,601	2,654,578
3.500%	04/01/46	1,102	1,123,946
3.500%	05/01/46	2,516	2,573,961
3.500%	05/01/46	516	526,277
3.500%	11/01/46	255	259,015
4.000%	01/01/36	1,878	1,961,084
4.000%	02/01/42	891	924,962
4.000%	07/01/42	1,810	1,877,753
4.000%	09/01/42	144	149,743
4.000%	11/01/42	1,138	1,180,981
4.000%	09/01/43	648	672,086
4.000%	02/01/45	336	350,516
4.000%	05/01/45	139	144,134
4.000%	04/01/46	651	672,732
4.000%	04/01/46	45	46,389
4.000%	04/01/46	17	17,660
4.000%	10/01/47	19	19,621
4.000%	04/01/48	183	188,462
4.000%	06/01/48	700	730,235
4.000%	09/01/48	675	696,176
4.000%	12/01/48	25	25,868
4.500%	05/01/39	196	207,300
4.500%	09/01/39	50	53,127
4.500%	10/01/39	1,431	1,514,921
4.500%	10/01/39	281	297,627
4.500%	08/01/40	179	189,663
4.500%	11/01/40	282	298,325
4.500%	01/01/41	276	292,688
4.500%	03/01/41	78	82,187
4.500%	04/01/41	127	134,688
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
4.500%(c)	07/01/41	460	475,404
Federal Home Loan Mortgage Corp.
4.500%	01/01/42	110	116,264
4.500%	12/01/48	2,782	2,937,314
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
4.643%(c)	12/01/40	284	295,358
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.883%
4.646%(c)	10/01/42	95	98,796
Federal Home Loan Mortgage Corp.
5.000%	02/01/49	645	683,479
6.250%	07/15/32	48	66,208
Federal National Mortgage Assoc.
1.250%	08/17/21	135	131,698
1.375%	10/07/21	540	528,067
1.500%	11/30/20	445	438,658
1.875%	09/24/26	132	126,258
2.125%	04/24/26	422	412,123
2.500%	TBA(tt)	500	496,704
2.500%	02/05/24	5,723	5,776,737
2.500%	12/01/27	26	26,012
2.500%	09/01/32	1,400	1,393,399

A620

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	11/01/32	583	$579,466
2.500%	01/01/33	695	689,452
2.500%	01/01/33	676	670,991
2.500%	01/01/33	569	565,051
2.500%	01/01/33	484	480,601
2.875%	09/12/23	524	536,263
3.000%	TBA(tt)	8,200	8,155,536
3.000%	TBA(tt)	3,800	3,832,627
3.000%	TBA(tt)	1,500	1,491,866
3.000%	TBA(tt)	900	896,127
3.000%	08/01/27	39	39,673
3.000%	08/01/27	38	38,780
3.000%	10/01/27	134	135,550
3.000%	11/01/27	46	46,335
3.000%	12/01/27	66	67,083
3.000%	01/01/28	62	62,316
3.000%	02/01/28	58	58,596
3.000%	03/01/28	60	60,240
3.000%	04/01/28	59	59,195
3.000%	05/01/28	67	67,179
3.000%	06/01/28	66	66,212
3.000%	07/01/28	61	61,504
3.000%	08/01/28	67	67,327
3.000%	09/01/28	70	70,214
3.000%	01/01/29	68	68,531
3.000%	03/01/29	65	66,101
3.000%	08/01/32	32	32,687
3.000%	09/01/32	825	832,502
3.000%	12/01/32	395	399,668
3.000%	02/01/33	3,131	3,160,394
3.000%	02/01/33	1,190	1,201,293
3.000%	03/01/33	937	945,274
3.000%	05/01/33	562	567,046
3.000%	09/01/33	513	518,199
3.000%	11/01/33	2,827	2,860,144
3.000%	12/01/33	38	38,539
3.000%	03/01/34	87	87,385
3.000%	10/01/42	397	396,883
3.000%	12/01/42	479	479,797
3.000%	01/01/43	415	414,917
3.000%	07/01/43	268	268,464
3.000%	12/01/46	2,565	2,557,419
3.500%	TBA(tt)	2,800	2,837,951
3.500%	TBA(tt)	500	511,387
3.500%	12/01/25	391	399,470
3.500%	10/01/30	231	236,714
3.500%	07/01/32	1,543	1,587,028
3.500%	07/01/32	157	160,596
3.500%	09/01/32	1,998	2,041,154
3.500%	08/01/33	201	204,940
3.500%	12/01/33	98	100,734
3.500%	03/01/34	400	409,187
3.500%	07/01/46	1,522	1,550,270
3.500%	02/01/48	2,611	2,652,993
3.500%	03/01/48	579	587,433
3.500%	10/01/56	1,622	1,641,269
4.000%	TBA(tt)	1,100	1,131,462
4.000%	11/01/31	106	109,697

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	05/01/37	1,901	$1,971,853
4.000%	11/01/40	159	164,969
4.000%	12/01/41	106	110,202
4.000%	10/01/43	342	357,553
4.000%	12/01/45	467	486,045
4.000%	02/01/46	38	39,710
4.000%	03/01/46	1,594	1,653,243
4.000%	03/01/46	1,522	1,584,294
4.000%	05/01/46	227	236,966
4.000%	05/01/46	26	26,751
4.000%	06/01/46	19	19,848
4.000%	07/01/46	225	235,387
4.000%	07/01/46	25	26,568
4.000%	08/01/46	233	243,544
4.000%	09/01/46	242	253,300
4.000%	10/01/46	203	212,267
4.000%	05/01/47	139	144,162
4.000%	06/01/47	21	21,464
4.000%	07/01/47	72	74,356
4.000%	08/01/47	49	50,564
4.000%	09/01/47	24	24,638
4.000%	10/01/47	247	254,151
4.000%	12/01/47	297	306,622
4.000%	12/01/47	23	24,238
4.000%	12/01/47	22	23,115
4.000%	02/01/48	1,166	1,204,563
4.000%	02/01/48	29	29,815
4.000%	02/01/48	23	23,945
4.000%	03/01/48	273	281,932
4.000%	03/01/48	25	25,544
4.000%	03/01/48	25	25,523
4.000%	04/01/48	2,128	2,201,726
4.000%	04/01/48	871	898,203
4.000%	04/01/48	133	138,133
4.000%	04/01/48	24	24,683
4.000%	04/01/48	23	24,284
4.000%	04/01/48	23	24,015
4.000%	04/01/48	22	22,787
4.000%	04/01/48	21	22,021
4.000%	05/01/48	67	69,615
4.000%	05/01/48	25	25,550
4.000%	09/01/48	1,200	1,235,656
4.000%	10/01/48	1,364	1,406,788
4.500%	TBA(tt)	1,900	1,978,056
4.500%	TBA(tt)	1,075	1,119,163
4.500%	11/01/39	192	203,153
4.500%	12/01/40	167	176,402
4.500%	02/01/41	234	248,933
4.500%	08/01/44	58	60,641
4.500%	10/01/44	211	223,155
4.500%	10/01/45	234	246,199
4.500%	02/01/46	268	282,834
4.500%	06/01/46	118	123,986
4.500%	10/01/46	54	57,164
4.500%	11/01/46	59	62,214
4.500%	12/01/46	115	121,070
4.500%	01/01/47	92	97,377
4.500%	01/01/47	73	77,001

A621

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	02/01/47	875	$921,942
4.500%	02/01/47	101	106,899
4.500%	07/01/48	552	577,476
4.500%	12/01/48	1,990	2,106,167
4.500%	08/01/56	561	592,013
Federal National Mortgage Assoc., 12 Month LIBOR + 1.808%
4.607%(c)	12/01/40	303	316,571
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800%
4.791%(c)	01/01/42	169	175,009
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818%
4.936%(c)	02/01/42	106	110,527
Federal National Mortgage Assoc.
5.000%	TBA(tt)	250	264,301
5.000%	06/01/39	291	313,361
5.000%	03/01/44	138	148,918
5.000%	08/01/56	515	556,941
5.256%	08/01/41	178	190,026
5.500%	04/01/39	607	672,206
5.500%	09/01/39	69	74,310
5.625%	07/15/37	299	404,082
6.000%	07/01/39	252	280,016
6.500%	10/01/37	727	831,748
6.500%	08/01/39	1,304	1,469,669
6.524%	02/01/39	193	207,890
6.625%	11/15/30	150	206,560
7.250%	05/15/30	416	592,601
Government National Mortgage Assoc.
2.500%	TBA(tt)	900	881,287
3.000%	TBA(tt)	200	200,859
3.000%	06/20/42	393	395,639
3.000%	01/20/43	488	490,544
3.000%	01/15/45	101	101,739
3.000%	01/15/45	68	68,239
3.000%	01/15/45	64	64,480
3.000%	01/15/45	40	40,206
3.000%	01/15/45	34	34,661
3.000%	02/15/45	235	236,187
3.000%	02/15/45	150	150,439
3.000%	02/15/45	48	48,570
3.000%	03/15/45	557	560,129
3.000%	03/15/45	373	375,167
3.000%	03/15/45	356	357,602
3.000%	03/15/45	223	223,714
3.000%	03/15/45	208	208,739
3.000%	03/15/45	174	175,008
3.000%	03/15/45	134	134,345
3.000%	03/15/45	128	129,108
3.000%	03/15/45	111	111,442
3.000%	03/15/45	96	96,413
3.000%	03/15/45	62	62,192
3.000%	03/15/45	61	61,089
3.000%	03/15/45	51	51,330
3.000%	05/15/45	150	150,340
3.000%	06/15/45	227	228,603
3.000%	06/15/45	47	47,094
3.000%	06/15/45	38	38,629
3.000%	07/15/45	397	399,130
3.000%	07/15/45	210	211,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	07/15/45	184	$184,911
3.000%	07/15/45	138	138,697
3.000%	07/15/45	135	135,470
3.000%	07/15/45	84	84,591
3.000%	07/15/45	83	83,086
3.000%	07/15/45	77	77,761
3.000%	07/15/45	67	67,839
3.000%	07/15/45	67	66,974
3.000%	07/15/45	66	66,519
3.000%	01/20/48	2,082	2,091,179
3.000%	02/20/48	3,185	3,199,610
3.500%	TBA(tt)	22,725	23,216,339
3.500%	TBA(tt)	1,600	1,634,594
3.500%	04/20/46	41	41,584
3.500%	05/20/46	574	586,921
3.500%	05/20/46	383	391,082
3.500%	05/20/46	380	388,815
3.500%	05/20/46	289	295,570
3.500%	05/20/46	56	57,507
3.500%	05/20/46	39	40,073
3.500%	05/20/46	36	36,435
3.500%	05/20/46	35	35,919
3.500%	05/20/46	26	26,660
3.500%	05/20/46	21	21,645
3.500%	06/20/46	1,462	1,494,494
3.500%	06/20/46	454	463,755
3.500%	06/20/46	333	340,525
3.500%	06/20/46	121	123,452
3.500%	06/20/46	42	43,036
3.500%	06/20/46	36	36,693
3.500%	06/20/46	32	32,469
3.500%	06/20/46	28	28,359
3.500%	07/20/46	2,489	2,555,175
3.500%	10/20/48	1,880	1,921,063
3.500%	11/20/48	2,135	2,181,792
3.500%	12/20/48	2,429	2,482,599
4.000%	TBA(tt)	16,310	16,839,756
4.000%	TBA(tt)	1,900	1,961,713
4.000%	10/20/40	140	145,588
4.000%	11/20/40	1,608	1,674,687
4.000%	01/20/41	1,454	1,514,358
4.000%	02/20/41	27	28,364
4.000%	03/20/41	582	605,890
4.000%	10/20/41	434	452,043
4.000%	05/20/42	123	127,907
4.000%	10/20/44	262	270,972
4.000%	01/15/47	112	115,879
4.000%	01/15/47	112	116,053
4.000%	01/20/47	1,367	1,412,355
4.000%	07/20/47	81	83,196
4.000%	08/20/48	395	408,313
4.500%	TBA(tt)	5,650	5,868,165
4.500%	08/15/39	153	160,450
4.500%	09/15/39	735	773,313
4.500%	10/15/39	49	51,612
4.500%	10/15/39	17	18,168
4.500%	11/15/39	46	48,081
4.500%	11/15/39	26	27,188

A622

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	02/15/40	76	$79,742
4.500%	03/15/40	95	99,546
4.500%	06/15/40	655	688,700
4.500%	06/15/40	72	76,188
4.500%	07/15/40	6	6,349
4.500%	10/15/40	12	12,589
4.500%	08/20/41	1,225	1,289,839
5.000%	11/15/33	7	7,861
5.000%	05/15/34(k)	256	272,023
5.000%	06/15/40	108	112,982
6.000%	05/15/40	654	723,205

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $228,205,714)			228,557,599

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds
2.250%	08/15/46	1,133	1,010,317
2.500%	02/15/45	2,767	2,610,708
2.500%	02/15/46	9,329	8,773,997
2.500%	05/15/46	1,215	1,141,958
2.750%	08/15/42	43	42,819
2.750%	11/15/42	999	994,044
2.750%	08/15/47	975	961,099
2.750%	11/15/47	1,533	1,510,903
2.875%	05/15/43	1,739	1,765,696
2.875%	08/15/45	1,101	1,115,666
2.875%	11/15/46	591	598,341
3.000%	11/15/44	788	817,119
3.000%	05/15/45	193	200,245
3.000%	11/15/45	540	560,419
3.000%	02/15/47	1,305	1,354,192
3.000%	05/15/47	807	836,317
3.000%	02/15/48	285	294,875
3.000%	08/15/48	754	780,508
3.000%	02/15/49	16,042	16,621,016
3.125%	02/15/42	871	925,608
3.125%	02/15/43	1,030	1,091,357
3.125%	08/15/44	2,804	2,972,130
3.125%	05/15/48	1,280	1,357,250
3.375%	05/15/44	868	959,445
3.375%	11/15/48	1,893	2,106,776
3.500%	02/15/39	3,814	4,321,590
3.625%	08/15/43	19	21,829
3.625%	02/15/44	162	186,357
3.750%	11/15/43	43,288	50,746,725
3.875%	08/15/40	1,027	1,222,892
4.250%	11/15/40	23	28,807
4.375%	02/15/38	2,936	3,714,614
4.375%	05/15/40	954	1,213,555
4.375%	05/15/41	779	993,499
4.500%	05/15/38	366	470,639
4.625%	02/15/40	3,700	4,857,262
4.750%	02/15/41	775	1,036,653
5.000%	05/15/37	9	12,166
5.250%	11/15/28	897	1,113,611
5.250%	02/15/29	25	31,177
6.125%	11/15/27	651	839,485
7.875%	02/15/21	1,198	1,319,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	1,786	$1,777,633
0.125%	04/15/21	1,552	1,540,046
0.125%	01/15/22	1,433	1,421,748
0.125%	04/15/22	1,513	1,497,276
0.125%	07/15/22	1,478	1,470,550
0.125%	01/15/23	1,485	1,468,003
0.125%	07/15/24	1,445	1,426,349
0.125%	07/15/26	1,221	1,194,179
0.250%	01/15/25	1,447	1,431,430
0.375%	07/15/23	1,473	1,476,413
0.375%	07/15/25	1,446	1,445,158
0.375%	01/15/27	1,212	1,200,600
0.375%	07/15/27	1,198	1,188,356
0.500%	01/15/28	1,188	1,184,479
0.625%	07/15/21	1,299	1,310,096
0.625%	04/15/23	1,481	1,491,512
0.625%	01/15/24	1,469	1,482,929
0.625%	01/15/26	1,303	1,317,317
0.625%	02/15/43	486	456,844
0.750%	07/15/28	1,166	1,191,620
0.750%	02/15/42	657	639,348
0.750%	02/15/45	817	784,164
0.875%	01/15/29	795	820,637
0.875%	02/15/47	589	582,457
1.000%	02/15/46	600	611,224
1.000%	02/15/48	577	588,402
1.000%	02/15/49	266	272,741
1.125%	01/15/21	1,223	1,238,440
1.250%	07/15/20	1,070	1,085,457
1.375%	02/15/44	733	809,665
1.750%	01/15/28	557	615,378
2.000%	01/15/26	692	763,600
2.125%	02/15/40	293	365,836
2.125%	02/15/41	375	469,621
2.375%	01/15/25	951	1,055,316
2.375%	01/15/27	557	636,250
2.500%	01/15/29	538	637,427
3.375%	04/15/32	217	292,140
3.625%	04/15/28	470	596,314
3.875%	04/15/29	571	754,100
U.S. Treasury Notes
1.125%	08/31/21	2,171	2,113,163
1.125%	09/30/21	1,704	1,658,338
1.250%	01/31/20	5,237	5,186,062
1.250%	03/31/21	1,749	1,714,430
1.250%	10/31/21	2,075	2,022,720
1.375%	03/31/20	26,330	26,061,557
1.375%	04/30/20	14,544	14,384,357
1.375%	08/31/20	2,134	2,103,991
1.375%	09/30/20	2,395	2,360,198
1.375%	10/31/20	1,656	1,630,966
1.375%	01/31/21	2,272	2,233,660
1.375%	05/31/21	1,485	1,456,866
1.500%	04/15/20	1,987	1,968,682
1.500%	05/15/20	1,442	1,427,862
1.500%	05/31/20	1	990
1.500%	02/28/23	808	785,780
1.500%	08/15/26	1,896	1,788,387

A623

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	06/30/20	1,627	$1,611,493
1.625%	11/30/20	1,665	1,645,618
1.625%	11/15/22	1	979
1.625%	10/31/23	1,741	1,694,415
1.625%	02/15/26	1,136	1,085,457
1.625%	05/15/26	1,066	1,017,204
1.750%	11/15/20	1,255	1,243,185
1.750%	12/31/20	2,066	2,045,663
1.750%	11/30/21	582	574,080
1.750%	02/28/22	1	986
1.750%	03/31/22	1,289	1,270,773
1.750%	04/30/22	539	531,104
1.750%	05/15/22	1,261	1,242,036
1.750%	09/30/22	1,883	1,852,254
1.750%	01/31/23	849	833,844
1.750%	05/15/23	1,758	1,724,007
1.875%	12/31/19	14,350	14,289,484
1.875%	02/28/22	1,344	1,330,088
1.875%	03/31/22	2,357	2,333,246
1.875%	04/30/22	2,297	2,272,235
1.875%	07/31/22	525	518,909
1.875%	08/31/22	1,875	1,852,734
1.875%	09/30/22	2,065	2,040,478
2.000%	11/30/20	2,276	2,263,286
2.000%	01/15/21	459	456,455
2.000%	11/15/21	1	994
2.000%	12/31/21	2,368	2,353,386
2.000%	11/30/22	68	67,442
2.000%	02/15/23	1,718	1,702,900
2.000%	04/30/24	1,277	1,261,337
2.000%	02/15/25	832	818,383
2.000%	08/15/25	2,438	2,392,764
2.000%	11/15/26	1,174	1,145,820
2.125%	01/31/21	1	797
2.125%	08/15/21	1	997
2.125%	06/30/22	3,124	3,113,383
2.125%	12/31/22	44	43,820
2.125%	02/29/24	1,176	1,169,063
2.125%	03/31/24	1,695	1,685,598
2.125%	09/30/24	1	992
2.125%	11/30/24	1,249	1,238,559
2.125%	05/15/25	33,352	33,004,150
2.250%	03/31/21	1,810	1,809,152
2.250%	12/31/23	1,375	1,374,946
2.250%	01/31/24	1,390	1,389,891
2.250%	10/31/24	1,574	1,571,479
2.250%	11/15/24	586	584,855
2.250%	11/15/25	2,804	2,791,294
2.250%	02/15/27	38,892	38,592,714
2.250%	08/15/27	3,903	3,865,647
2.250%	11/15/27	801	792,489
2.375%	08/15/24	16,901	16,986,165
2.375%	05/15/27	1,789	1,790,817
2.500%	05/31/20	805	806,006
2.500%	12/31/20	2,679	2,687,058
2.500%	01/31/21	9,073	9,104,188
2.500%	01/15/22	4,016	4,043,139
2.500%	02/15/22	6,955	7,006,076
2.500%	03/31/23	1,781	1,798,949
2.500%	08/15/23	1,920	1,940,551

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	01/31/24(a)	1,761	$1,781,499
2.500%	05/15/24	2,220	2,245,495
2.500%	01/31/25	1,394	1,410,064
2.625%	07/31/20	2,198	2,205,040
2.625%	08/31/20	1,059	1,062,470
2.625%	11/15/20	155	155,678
2.625%	12/15/21	6,302	6,365,020
2.625%	06/30/23	1,813	1,841,257
2.625%	12/31/23	4,517	4,593,754
2.625%	12/31/25	5,861	5,973,641
2.625%	01/31/26	4,061	4,139,206
2.625%	02/15/29(a)	6,221	6,335,214
2.750%	09/30/20	3,143	3,160,802
2.750%	11/30/20	3,056	3,076,413
2.750%	04/30/23	1,876	1,913,007
2.750%	07/31/23	2,472	2,523,661
2.750%	02/15/24	1	1,023
2.750%	08/31/25	1,424	1,460,935
2.750%	02/15/28	6,998	7,197,552
2.875%	10/31/20	1,317	1,327,649
2.875%	09/30/23	2,772	2,846,498
2.875%	10/31/23	1,943	1,996,129
2.875%	05/31/25	1,729	1,785,395
2.875%	05/15/28	1,160	1,204,905
2.875%	08/15/28	1,640	1,703,934
3.000%	10/31/25	1,974	2,055,967
3.125%	11/15/28	16,271	17,259,337

TOTAL U.S. TREASURY OBLIGATIONS (cost $508,110,682)			515,309,433

TOTAL LONG-TERM INVESTMENTS (cost $3,857,416,242)			4,022,897,654

		Shares

SHORT-TERM INVESTMENTS — 19.7%

AFFILIATED MUTUAL FUNDS — 19.3%
PGIM Core Ultra Short Bond Fund(w)		659,200,697	659,200,697
PGIM Institutional Money Market Fund (cost $244,025,375; includes $243,502,219 of cash collateral for securities on loan)(b)(w)		243,958,896	244,007,688

TOTAL AFFILIATED MUTUAL FUNDS (cost $903,226,072)			903,208,385

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
2.353%	05/02/19(k)	2,610	2,604,721
2.364%	05/02/19(k)	690	688,604
2.374%	05/09/19(k)	4,410	4,398,991
2.393%	04/25/19(k)	6,460	6,449,928
2.405%	05/23/19(k)	590	588,002

A624

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
2.405%	05/30/19(k)	2,160	$2,151,672
2.416%	06/06/19(k)	1,000	995,673

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,877,213)			17,877,591

TOTAL SHORT-TERM INVESTMENTS (cost $921,103,285)			921,085,976

TOTAL INVESTMENTS — 105.7% (cost $4,778,519,527)			4,943,983,630

Liabilities in excess of other assets(z) — (5.7)%			(264,912,320)

NET ASSETS — 100.0%			$4,679,071,310

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,967,579 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $237,396,847; cash collateral of $243,502,219 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2019.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $54,335,000 is 1.2% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA(tt)	04/10/19	(4,375)	$(4,437,646)
Federal Home Loan Mortgage Corp.	4.000%	TBA(tt)	04/10/19	(700)	(720,549)
Federal National Mortgage Assoc.	3.000%	TBA(tt)	06/13/19	(8,300)	(8,248,509)
Federal National Mortgage Assoc.	3.000%	TBA(tt)	04/15/19	(700)	(706,437)
Federal National Mortgage Assoc.	3.500%	TBA(tt)	04/15/19	(400)	(409,109)
Federal National Mortgage Assoc.	4.000%	TBA(tt)	04/10/19	(1,500)	(1,542,903)
Federal National Mortgage Assoc.	4.500%	TBA(tt)	04/10/19	(700)	(729,326)
Government National Mortgage Assoc.	3.000%	TBA(tt)	04/17/19	(800)	(803,438)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $17,576,116)					$(17,597,917)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	10 Year U.S. Treasury Notes	Jun. 2019	$4,347,656	$60,117
16	20 Year U.S. Treasury Bonds	Jun. 2019	2,394,500	60,726
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,512,000	49,641
1,792	Mini MSCI EAFE Index	Jun. 2019	167,229,440	3,052,675
2,293	Mini MSCI Emerging Markets Index	Jun. 2019	121,230,910	2,323,955
549	S&P 500 E-Mini Index	Jun. 2019	77,897,610	2,054,735

				7,601,849

Short Positions:
24	2 Year U.S. Treasury Notes	Jun. 2019	5,114,250	(22,891)

A625

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
60	5 Year U.S. Treasury Notes	Jun. 2019	$6,949,687	$(36,132)
24	10 Year U.S. Ultra Treasury Notes	Jun. 2019	3,186,750	(61,346)

				(120,369)

				$7,481,480

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$17,949,911

A626

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Shares	Value

SHORT-TERM INVESTMENTS — 69.1%

UNAFFILIATED FUND — 9.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $866,566)			866,566	$866,566

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 8.9%
Canadian U.S. Treasury Bills (Canada)
1.661%	05/16/19(h)	CAD	322	240,430
1.676%	05/30/19(h)	CAD	128	95,514
United Kingdom Treasury Bills (United Kingdom)
0.741%	04/15/19(h)	GBP	350	455,732

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $799,471)				791,676

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 50.4%
U.S. Treasury Bills
2.367%	07/18/19(h)	1,250	$1,241,145
2.382%	05/23/19(h)	725	722,544
2.407%	06/20/19(h)	725	721,191
2.476%	04/25/19(h)	1,800	1,797,194

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,481,916)			4,482,074

TOTAL INVESTMENTS — 69.1% (cost $6,147,953)			6,140,316
Other assets in excess of liabilities(z) — 30.9%			2,743,903

NET ASSETS — 100.0%			$8,884,219

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Barclays Bank PLC	AUD	7,490	$5,271,316	$5,326,627	$55,311	$—
Expiring 06/19/19	Barclays Bank PLC	AUD	262	186,795	186,401	—	(394)
Expiring 06/19/19	Barclays Bank PLC	AUD	233	163,846	165,981	2,135	—
Expiring 06/19/19	Barclays Bank PLC	AUD	210	148,982	149,598	616	—
Expiring 06/19/19	Barclays Bank PLC	AUD	148	104,385	105,467	1,082	—
Expiring 06/19/19	Barclays Bank PLC	AUD	146	104,311	104,113	—	(198)
Expiring 06/19/19	Barclays Bank PLC	AUD	140	98,536	99,246	710	—
Expiring 06/19/19	Barclays Bank PLC	AUD	118	83,808	83,846	38	—
Expiring 06/19/19	Barclays Bank PLC	AUD	73	51,304	51,616	312	—
Expiring 06/19/19	Barclays Bank PLC	AUD	62	43,680	43,839	159	—
Expiring 06/19/19	Barclays Bank PLC	AUD	47	33,582	33,449	—	(133)
Expiring 06/19/19	Barclays Bank PLC	AUD	34	23,668	23,875	207	—
Expiring 06/19/19	Barclays Bank PLC	AUD	30	21,228	21,227	—	(1)
Expiring 06/19/19	Barclays Bank PLC	AUD	29	20,315	20,407	92	—
Expiring 06/19/19	Barclays Bank PLC	AUD	28	20,044	20,127	83	—
British Pound,
Expiring 06/19/19	Barclays Bank PLC	GBP	1,349	1,793,417	1,764,607	—	(28,810)
Expiring 06/19/19	Barclays Bank PLC	GBP	326	432,030	425,839	—	(6,191)
Expiring 06/19/19	Barclays Bank PLC	GBP	251	328,016	328,065	49	—
Expiring 06/19/19	Barclays Bank PLC	GBP	194	255,842	253,465	—	(2,377)
Expiring 06/19/19	Barclays Bank PLC	GBP	108	142,204	140,844	—	(1,360)
Expiring 06/19/19	Barclays Bank PLC	GBP	88	114,456	114,438	—	(18)
Expiring 06/19/19	Barclays Bank PLC	GBP	83	109,837	108,686	—	(1,151)
Expiring 06/19/19	Barclays Bank PLC	GBP	76	100,574	98,923	—	(1,651)
Expiring 06/19/19	Barclays Bank PLC	GBP	73	96,117	95,001	—	(1,116)
Expiring 06/19/19	Barclays Bank PLC	GBP	30	40,476	39,714	—	(762)

A627

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	GBP	27	$35,441	$34,945	$—	$(496)
Expiring 06/19/19	Barclays Bank PLC	GBP	14	19,037	18,832	—	(205)
Canadian Dollar,
Expiring 06/19/19	Barclays Bank PLC	CAD	313	234,985	234,795	—	(190)
Expiring 06/19/19	Barclays Bank PLC	CAD	286	214,055	214,728	673	—
Expiring 06/19/19	Barclays Bank PLC	CAD	189	140,810	141,550	740	—
Expiring 06/19/19	Barclays Bank PLC	CAD	186	139,194	139,223	29	—
Expiring 06/19/19	Barclays Bank PLC	CAD	147	110,530	110,095	—	(435)
Expiring 06/19/19	Barclays Bank PLC	CAD	11	8,577	8,575	—	(2)
Euro,
Expiring 06/19/19	Barclays Bank PLC	EUR	7,328	8,357,121	8,277,499	—	(79,622)
Expiring 06/19/19	Barclays Bank PLC	EUR	84	95,335	94,439	—	(896)
Expiring 06/19/19	Barclays Bank PLC	EUR	83	94,438	93,301	—	(1,137)
Expiring 06/19/19	Barclays Bank PLC	EUR	82	92,931	92,123	—	(808)
Expiring 06/19/19	Barclays Bank PLC	EUR	74	84,043	83,095	—	(948)
Expiring 06/19/19	Barclays Bank PLC	EUR	69	79,173	77,969	—	(1,204)
Expiring 06/19/19	Barclays Bank PLC	EUR	10	11,716	11,683	—	(33)
Expiring 06/19/19	Barclays Bank PLC	EUR	6	7,195	7,109	—	(86)
Japanese Yen,
Expiring 06/19/19	Barclays Bank PLC	JPY	262,148	2,362,878	2,380,713	17,835	—
Expiring 06/19/19	Barclays Bank PLC	JPY	29,779	270,945	270,444	—	(501)
Expiring 06/19/19	Barclays Bank PLC	JPY	29,623	269,274	269,027	—	(247)
Expiring 06/19/19	Barclays Bank PLC	JPY	27,233	249,041	247,315	—	(1,726)
Expiring 06/19/19	Barclays Bank PLC	JPY	19,637	177,667	178,332	665	—
Expiring 06/19/19	Barclays Bank PLC	JPY	19,174	174,970	174,132	—	(838)
Expiring 06/19/19	Barclays Bank PLC	JPY	15,860	144,588	144,035	—	(553)
Expiring 06/19/19	Barclays Bank PLC	JPY	11,215	102,111	101,849	—	(262)
Expiring 06/19/19	Barclays Bank PLC	JPY	11,138	101,075	101,148	73	—
Expiring 06/19/19	Barclays Bank PLC	JPY	10,203	91,989	92,663	674	—
Expiring 06/19/19	Barclays Bank PLC	JPY	8,315	75,171	75,514	343	—
Expiring 06/19/19	Barclays Bank PLC	JPY	7,750	70,269	70,379	110	—
Expiring 06/19/19	Barclays Bank PLC	JPY	4,550	41,017	41,320	303	—
Expiring 06/19/19	Barclays Bank PLC	JPY	2,156	19,459	19,584	125	—
New Zealand Dollar,
Expiring 06/19/19	Barclays Bank PLC	NZD	9,888	6,716,744	6,744,145	27,401	—
Expiring 06/19/19	Barclays Bank PLC	NZD	125	84,772	85,076	304	—
Expiring 06/19/19	Barclays Bank PLC	NZD	92	63,693	62,701	—	(992)
Expiring 06/19/19	Barclays Bank PLC	NZD	77	53,303	52,755	—	(548)
Expiring 06/19/19	Barclays Bank PLC	NZD	42	28,893	28,861	—	(32)
Expiring 06/19/19	Barclays Bank PLC	NZD	34	23,091	23,187	96	—
Expiring 06/19/19	Barclays Bank PLC	NZD	32	22,024	21,877	—	(147)
Expiring 06/19/19	Barclays Bank PLC	NZD	20	13,393	13,448	55	—
Expiring 06/19/19	Barclays Bank PLC	NZD	4	3,003	3,024	21	—
Expiring 06/19/19	Barclays Bank PLC	NZD	4	2,441	2,430	—	(11)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	2,983	2,025,933	2,034,457	8,524	—
Norwegian Krone,
Expiring 06/19/19	Barclays Bank PLC	NOK	2,452	284,416	285,144	728	—
Expiring 06/19/19	Barclays Bank PLC	NOK	1,561	181,816	181,589	—	(227)
Expiring 06/19/19	Barclays Bank PLC	NOK	1,393	163,840	162,074	—	(1,766)
Expiring 06/19/19	Barclays Bank PLC	NOK	1,003	117,719	116,680	—	(1,039)
Expiring 06/19/19	Barclays Bank PLC	NOK	596	69,236	69,372	136	—
Expiring 06/19/19	Barclays Bank PLC	NOK	509	59,631	59,234	—	(397)

A628

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	NOK	337	$39,622	$39,204	$—	$(418)
Expiring 06/19/19	Barclays Bank PLC	NOK	73	8,569	8,488	—	(81)
Expiring 06/19/19	Barclays Bank PLC	NOK	8	981	969	—	(12)
Singapore Dollar,
Expiring 06/19/19	Barclays Bank PLC	SGD	240	177,848	177,678	—	(170)
Expiring 06/19/19	Barclays Bank PLC	SGD	115	84,976	84,908	—	(68)
Expiring 06/19/19	Barclays Bank PLC	SGD	54	39,753	39,713	—	(40)
Expiring 06/19/19	Barclays Bank PLC	SGD	53	38,833	38,813	—	(20)
Expiring 06/19/19	Barclays Bank PLC	SGD	45	32,939	32,947	8	—
Expiring 06/19/19	Barclays Bank PLC	SGD	31	23,042	22,948	—	(94)
Expiring 06/19/19	Barclays Bank PLC	SGD	30	21,854	21,851	—	(3)
Expiring 06/19/19	Barclays Bank PLC	SGD	19	13,670	13,676	6	—
Expiring 06/19/19	Barclays Bank PLC	SGD	12	8,811	8,838	27	—
Expiring 06/19/19	Barclays Bank PLC	SGD	8	6,258	6,236	—	(22)
Swedish Krona,
Expiring 06/19/19	Barclays Bank PLC	SEK	59,119	6,316,995	6,398,470	81,475	—
Expiring 06/19/19	Barclays Bank PLC	SEK	2,120	231,178	229,432	—	(1,746)
Expiring 06/19/19	Barclays Bank PLC	SEK	1,494	163,783	161,693	—	(2,090)
Expiring 06/19/19	Barclays Bank PLC	SEK	1,209	131,950	130,859	—	(1,091)
Expiring 06/19/19	Barclays Bank PLC	SEK	560	61,151	60,623	—	(528)
Expiring 06/19/19	Barclays Bank PLC	SEK	498	54,030	53,922	—	(108)
Expiring 06/19/19	Barclays Bank PLC	SEK	448	48,603	48,484	—	(119)
Expiring 06/19/19	Barclays Bank PLC	SEK	314	33,992	33,979	—	(13)

				$41,116,590	$41,171,602	201,145	(146,133)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Barclays Bank PLC	AUD	133	$95,092	$94,873	$219	$—
Expiring 06/19/19	Barclays Bank PLC	AUD	80	57,050	56,710	340	—
Expiring 06/19/19	Barclays Bank PLC	AUD	15	10,714	10,735	—	(21)
Expiring 06/19/19	Barclays Bank PLC	AUD	1	580	582	—	(2)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	10,784	7,587,261	7,668,596	—	(81,335)
British Pound,
Expiring 06/19/19	Barclays Bank PLC	GBP	149	198,057	195,197	2,860	—
Expiring 06/19/19	Barclays Bank PLC	GBP	133	176,050	173,435	2,615	—
Expiring 06/19/19	Barclays Bank PLC	GBP	100	134,320	131,352	2,968	—
Expiring 06/19/19	Barclays Bank PLC	GBP	74	97,773	96,229	1,544	—
Expiring 06/19/19	Barclays Bank PLC	GBP	62	82,436	81,531	905	—
Expiring 06/19/19	Barclays Bank PLC	GBP	41	53,733	53,531	202	—
Expiring 06/19/19	Barclays Bank PLC	GBP	34	44,991	44,722	269	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	2,221	2,935,179	2,905,158	30,021	—
Canadian Dollar,
Expiring 06/19/19	Barclays Bank PLC	CAD	5,444	4,058,520	4,082,000	—	(23,480)
Expiring 06/19/19	Barclays Bank PLC	CAD	521	392,132	390,549	1,583	—
Expiring 06/19/19	Barclays Bank PLC	CAD	354	265,560	265,688	—	(128)
Expiring 06/19/19	Barclays Bank PLC	CAD	243	182,244	182,242	2	—
Expiring 06/19/19	Barclays Bank PLC	CAD	211	158,351	157,948	403	—
Expiring 06/19/19	Barclays Bank PLC	CAD	195	146,436	145,945	491	—

A629

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	CAD	140	$104,393	$105,058	$—	$(665)
Expiring 06/19/19	Barclays Bank PLC	CAD	139	104,595	104,414	181	—
Expiring 06/19/19	Barclays Bank PLC	CAD	139	104,037	104,308	—	(271)
Expiring 06/19/19	Barclays Bank PLC	CAD	116	87,065	87,191	—	(126)
Expiring 06/19/19	Barclays Bank PLC	CAD	115	86,024	86,433	—	(409)
Expiring 06/19/19	Barclays Bank PLC	CAD	109	81,577	81,969	—	(392)
Expiring 06/19/19	Barclays Bank PLC	CAD	9	6,455	6,482	—	(27)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	128	95,462	95,966	—	(504)
Euro,
Expiring 06/19/19	Barclays Bank PLC	EUR	316	362,056	356,557	5,499	—
Expiring 06/19/19	Barclays Bank PLC	EUR	150	170,527	169,677	850	—
Expiring 06/19/19	Barclays Bank PLC	EUR	137	156,037	154,922	1,115	—
Expiring 06/19/19	Barclays Bank PLC	EUR	132	149,565	149,497	68	—
Expiring 06/19/19	Barclays Bank PLC	EUR	118	133,079	132,968	111	—
Expiring 06/19/19	Barclays Bank PLC	EUR	87	99,505	98,611	894	—
Expiring 06/19/19	Barclays Bank PLC	EUR	82	92,986	92,927	59	—
Expiring 06/19/19	Barclays Bank PLC	EUR	82	92,635	92,084	551	—
Expiring 06/19/19	Barclays Bank PLC	EUR	59	67,363	66,619	744	—
Expiring 06/19/19	Barclays Bank PLC	EUR	48	54,630	54,416	214	—
Expiring 06/19/19	Barclays Bank PLC	EUR	39	44,398	43,962	436	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	1,426	1,625,664	1,610,750	14,914	—
Japanese Yen,
Expiring 06/19/19	Barclays Bank PLC	JPY	14,532	131,213	131,973	—	(760)
Expiring 06/19/19	Barclays Bank PLC	JPY	3,374	30,549	30,639	—	(90)
Expiring 06/19/19	Barclays Bank PLC	JPY	1,586	14,319	14,404	—	(85)
Expiring 06/19/19	Barclays Bank PLC	JPY	982	8,867	8,913	—	(46)
Expiring 06/19/19	Barclays Bank PLC	JPY	497	4,512	4,509	3	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	589,931	5,322,670	5,357,499	—	(34,829)
New Zealand Dollar,
Expiring 06/19/19	Barclays Bank PLC	NZD	102	70,073	69,647	426	—
Expiring 06/19/19	Barclays Bank PLC	NZD	96	65,511	65,215	296	—
Expiring 06/19/19	Barclays Bank PLC	NZD	62	42,662	42,136	526	—
Expiring 06/19/19	Barclays Bank PLC	NZD	55	37,400	37,228	172	—
Expiring 06/19/19	Barclays Bank PLC	NZD	37	25,113	24,911	202	—
Expiring 06/19/19	Barclays Bank PLC	NZD	34	23,175	22,825	350	—
Expiring 06/19/19	Barclays Bank PLC	NZD	31	20,988	21,046	—	(58)
Expiring 06/19/19	Barclays Bank PLC	NZD	26	18,079	18,010	69	—
Expiring 06/19/19	Barclays Bank PLC	NZD	20	13,551	13,539	12	—
Norwegian Krone,
Expiring 06/19/19	Barclays Bank PLC	NOK	42,476	4,876,139	4,940,569	—	(64,430)
Expiring 06/19/19	Barclays Bank PLC	NOK	2,249	264,539	261,622	2,917	—
Expiring 06/19/19	Barclays Bank PLC	NOK	1,630	193,649	189,530	4,119	—
Expiring 06/19/19	Barclays Bank PLC	NOK	1,600	184,776	186,110	—	(1,334)
Expiring 06/19/19	Barclays Bank PLC	NOK	1,110	126,520	129,149	—	(2,629)
Expiring 06/19/19	Barclays Bank PLC	NOK	795	91,958	92,455	—	(497)
Expiring 06/19/19	Barclays Bank PLC	NOK	555	64,264	64,530	—	(266)
Expiring 06/19/19	Barclays Bank PLC	NOK	351	40,662	40,788	—	(126)
Expiring 06/19/19	Barclays Bank PLC	NOK	230	26,719	26,725	—	(6)
Expiring 06/19/19	Barclays Bank PLC	NOK	134	15,952	15,606	346	—

A630

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	3,424	$396,432	$398,281	$—	$(1,849)
Singapore Dollar,
Expiring 06/19/19	Barclays Bank PLC	SGD	1,898	1,400,973	1,402,949	—	(1,976)
Expiring 06/19/19	Barclays Bank PLC	SGD	266	197,444	196,864	580	—
Expiring 06/19/19	Barclays Bank PLC	SGD	212	156,123	156,448	—	(325)
Expiring 06/19/19	Barclays Bank PLC	SGD	140	103,029	103,167	—	(138)
Expiring 06/19/19	Barclays Bank PLC	SGD	118	87,747	87,264	483	—
Expiring 06/19/19	Barclays Bank PLC	SGD	75	55,330	55,139	191	—
Expiring 06/19/19	Barclays Bank PLC	SGD	60	44,535	44,418	117	—
Expiring 06/19/19	Barclays Bank PLC	SGD	54	39,874	39,683	191	—
Expiring 06/19/19	Barclays Bank PLC	SGD	31	22,477	22,510	—	(33)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SGD	1,716	1,263,843	1,267,987	—	(4,144)
Swedish Krona,
Expiring 06/19/19	Barclays Bank PLC	SEK	2,637	287,623	285,357	2,266	—
Expiring 06/19/19	Barclays Bank PLC	SEK	2,366	256,420	256,049	371	—
Expiring 06/19/19	Barclays Bank PLC	SEK	1,507	159,949	163,096	—	(3,147)
Expiring 06/19/19	Barclays Bank PLC	SEK	1,319	141,273	142,789	—	(1,516)
Expiring 06/19/19	Barclays Bank PLC	SEK	637	69,020	68,904	116	—
Expiring 06/19/19	Barclays Bank PLC	SEK	632	69,482	68,448	1,034	—
Expiring 06/19/19	Barclays Bank PLC	SEK	604	65,514	65,332	182	—
Expiring 06/19/19	Barclays Bank PLC	SEK	549	60,293	59,441	852	—
Expiring 06/19/19	Barclays Bank PLC	SEK	400	43,030	43,310	—	(280)
Expiring 06/19/19	Barclays Bank PLC	SEK	282	30,500	30,523	—	(23)
Expiring 06/19/19	Barclays Bank PLC	SEK	152	16,332	16,438	—	(106)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	59,116	6,408,552	6,398,185	10,367	—

				$43,484,187	$43,613,994	96,246	(226,053)

						$297,391	$(372,186)

A631

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 64.4%
COMMON STOCKS — 36.8%
Canada — 0.7%
Husky Energy, Inc.	5,300	$52,550
Wheaton Precious Metals Corp.	5,125	121,994

		174,544

China — 2.7%
Baidu, Inc., ADR*	760	125,285
China Life Insurance Co. Ltd. (Class H Stock)	57,000	153,377
China Mobile Ltd.	12,000	122,202
China Telecom Corp. Ltd., ADR	2,285	127,983
China Telecom Corp. Ltd. (Class H Stock)	23,000	12,780
Kunlun Energy Co. Ltd.	113,500	118,761

		660,388

Denmark — 0.8%
AP Moller - Maersk A/S (Class B Stock)	79	100,270
Vestas Wind Systems A/S	1,116	94,002

		194,272

France — 2.8%
BNP Paribas SA	3,707	177,627
Cie de Saint-Gobain	1,602	58,231
Credit Agricole SA	8,464	102,381
Sanofi	2,063	182,505
Veolia Environnement SA	7,242	162,050

		682,794

Germany — 2.2%
Bayer AG	2,423	156,782
E.ON SE	10,408	115,746
Merck KGaA	1,073	122,509
Siemens AG	1,306	140,727

		535,764

Hong Kong — 0.6%
CK Hutchison Holdings Ltd.	12,400	130,449
Value Partners Group Ltd.	14,700	11,458

		141,907

Ireland — 0.2%
Bank of Ireland Group PLC	6,628	39,503

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR*	9,114	142,908

Italy — 0.7%
Eni SpA	10,201	180,571

Japan — 2.7%
Mitsui Fudosan Co. Ltd.	4,570	115,155
Panasonic Corp.	11,500	99,134
Seven & i Holdings Co. Ltd.	2,700	101,879
Sumitomo Mitsui Financial Group, Inc.	1,270	44,403
Suntory Beverage & Food Ltd.	1,910	89,607
Taiheiyo Cement Corp.	1,630	54,364
Takeda Pharmaceutical Co. Ltd.	3,980	161,820

		666,362

Luxembourg — 0.7%
SES SA	10,929	170,149

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 2.2%
Aegon NV	20,403	$98,523
Akzo Nobel NV	521	46,246
ING Groep NV	12,844	155,697
Royal Dutch Shell PLC (Class B Stock)	7,482	236,715

		537,181

Singapore — 0.7%
Singapore Telecommunications Ltd.	81,900	182,703

South Korea — 1.1%
KB Financial Group, Inc., ADR*	2,792	103,472
Samsung Electronics Co. Ltd.	4,339	170,910

		274,382

Spain — 0.4%
Telefonica SA	10,415	87,386

Sweden — 0.1%
Getinge AB (Class B Stock)	1,242	14,474

Switzerland — 1.4%
Novartis AG	368	35,455
Roche Holding AG	710	196,156
UBS Group AG*	8,170	99,218

		330,829

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	23,139

Thailand — 0.5%
Bangkok Bank PCL	17,400	113,659
Bangkok Bank PCL, NVDR	1,800	11,750

		125,409

United Kingdom — 3.0%
BP PLC	29,100	211,889
HSBC Holdings PLC	15,800	128,624
Kingfisher PLC	41,766	127,964
Man Group PLC	1,508	2,664
Standard Chartered PLC	21,988	169,408
Vodafone Group PLC	54,950	100,247

		740,796

United States — 12.6%
Advance Auto Parts, Inc.	216	36,834
Allergan PLC	1,232	180,377
Alphabet, Inc. (Class A Stock)*	102	120,043
AmerisourceBergen Corp.	1,230	97,810
Amgen, Inc.	327	62,123
Apache Corp.	4,090	141,759
Capital One Financial Corp.	1,410	115,183
Cardinal Health, Inc.	1,590	76,559
Celgene Corp.*	980	92,453
Citigroup, Inc.	3,200	199,103
Comcast Corp. (Class A Stock)	3,410	136,332
CommScope Holding Co., Inc.*	3,780	82,139
Coty, Inc. (Class A Stock)(a)	13,829	159,034
Eli Lilly & Co.	593	76,948
Exxon Mobil Corp.	1,815	146,651
Gilead Sciences, Inc.	2,140	139,121
Kellogg Co.	3,350	192,223
Kroger Co. (The)	4,959	121,991
Mattel, Inc.*(a)	7,495	97,435

A632

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Navistar International Corp.*	3,190	$103,037
Oracle Corp.	4,398	236,217
Perrigo Co. PLC(a)	930	44,789
United Parcel Service, Inc. (Class B Stock)	1,250	139,675
Walgreens Boots Alliance, Inc.	2,650	167,666
Wells Fargo & Co.	1,890	91,326

		3,056,828

TOTAL COMMON STOCKS (cost $9,464,962)		8,962,289

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.9%
Franklin LibertyQ Emerging Markets ETF	28,000	830,494
iShares 7-10 Year Treasury Bond ETF	545	58,135
SPDR S&P 500 ETF Trust	213	60,168

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,012,799)		948,797

UNAFFILIATED FUND — 23.7%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)** (cost $5,837,083)	601,220	5,777,720

TOTAL LONG-TERM INVESTMENTS (cost $16,314,844)		15,688,806

	Shares	Value
SHORT-TERM INVESTMENTS — 36.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,509,661	$8,509,661
PGIM Institutional Money Market Fund (cost $293,576; includes $292,701 of cash collateral for securities on loan)(b)(w)	293,489	293,547

TOTAL SHORT-TERM INVESTMENTS (cost $8,803,237)		8,803,208

TOTAL INVESTMENTS — 100.6% (cost $25,118,081)		24,492,014
Liabilities in excess of other assets(z) — (0.6)%		(141,955)

NET ASSETS — 100.0%		$24,350,059

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,378; cash collateral of $292,701 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	2 Year U.S. Treasury Notes	Jun. 2019	$5,327,344	$18,821
3	Euro STOXX 50 Index	Jun. 2019	110,112	2,109
3	Russell 2000 E-Mini Index	Jun. 2019	231,570	2,449

				23,379

Short Positions:
8	10 Year U.S. Treasury Notes	Jun. 2019	993,750	(12,609)
3	Mini MSCI Emerging Markets Index	Jun. 2019	158,610	(4,500)
20	S&P 500 E-Mini Index	Jun. 2019	2,837,800	(40,577)
5	U.S. Dollar Index	Jun. 2019	484,225	(2,408)

				(60,094)

				$(36,715)

A633

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

Barclays Cross Asset Trend Index(M)	0.53%(M)	Barclays Bank PLC	02/21/20	1,215	$26,770	$—	$26,770

Barclays TrendStar+ Index(M)	0.70%(M)	Barclays Bank PLC	02/21/20	1,025	(4,186)	—	(4,186)

SGI VI Smart Beta Index(3)(M)	1 Month LIBOR + 0.50%(M)	Societe Generale	02/21/20	1,200	2,075	—	2,075

					$24,659	$—	$24,659

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3) The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 100% at March 31, 2019.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

J.P. Morgan Securities LLC	$148,821	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	36.2%
Unaffiliated Fund	23.7
Banks	5.5
Pharmaceuticals	5.3
Oil, Gas & Consumable Fuels	4.5
Unaffiliated Exchange Traded Funds	3.9
Diversified Telecommunication Services	1.7
Food & Staples Retailing	1.6
Media	1.3
Biotechnology	1.2
Multi-Utilities	1.1
Industrial Conglomerates	1.1
Insurance	1.0
Interactive Media & Services	1.0
Software	1.0
Wireless Telecommunication Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Food Products	0.8
Health Care Providers & Services	0.7

Specialty Retail	0.7%
Personal Products	0.6
Air Freight & Logistics	0.6
Metals & Mining	0.5
Consumer Finance	0.5
Real Estate Management & Development	0.5
Capital Markets	0.5
Machinery	0.4
Marine	0.4
Household Durables	0.4
Leisure Products	0.4
Electrical Equipment	0.4
Beverages	0.4
Communications Equipment	0.3
Building Products	0.2
Construction Materials	0.2
Chemicals	0.2
Health Care Equipment & Supplies	0.1

100.6
Liabilities in excess of other assets	(0.6)

100.0%

A634

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 82.6%

UNAFFILIATED EXCHANGE TRADED FUNDS — 39.6%
Goldman Sachs ActiveBeta International Equity ETF**(a)	89,257	$2,503,659
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**(a)	64,491	3,665,024
iShares Core MSCI EAFE ETF	80,555	4,895,327
iShares Core MSCI Emerging Markets ETF	65,357	3,379,610

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $13,926,744)		14,443,620

UNAFFILIATED FUNDS** — 43.0%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	135,842	1,300,010
Goldman Sachs Alternative Premia Fund (Institutional Shares)	177,916	1,487,380
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	273,388	2,856,905
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	180,146	2,199,584
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	132,037	1,255,676
Goldman Sachs High Yield Fund (Institutional Shares)	274,932	1,740,319
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	115,170	746,304
Goldman Sachs International Small Cap Insights Fund (Institutional Shares)	21,807	245,978
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	263,213	1,510,842
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	176,409	1,824,073
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	34,203	513,735

TOTAL UNAFFILIATED FUNDS (cost $15,956,125)		15,680,806

TOTAL LONG-TERM INVESTMENTS (cost $29,882,869)		30,124,426

	Shares	Value

SHORT-TERM INVESTMENTS — 21.4%

AFFILIATED MUTUAL FUNDS — 20.7%
PGIM Core Ultra Short Bond Fund(w)	5,915,035	$5,915,035
PGIM Institutional Money Market Fund (cost $1,640,842; includes $1,637,700 of cash collateral for securities on loan)(b)(w)	1,640,411	1,640,739

TOTAL AFFILIATED MUTUAL FUNDS (cost $7,555,877)		7,555,774

OPTIONS PURCHASED~* — 0.7% (cost $248,594)		259,483

TOTAL SHORT-TERM INVESTMENTS (cost $7,804,471)		7,815,257

TOTAL INVESTMENTS — 104.0% (cost $37,687,340)		37,939,683
Liabilities in excess of other assets(z) — (4.0)%		(1,461,195)

NET ASSETS — 100.0%		$36,478,488

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,611,822; cash collateral of $1,637,700 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A635

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

90 Day Euro Dollar Futures	Call	06/17/19	$96.88	17	43	$24,650
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	4	10	75
90 Day Euro Dollar Futures	Call	06/17/19	$99.00	50	125	313
90 Day Euro Dollar Futures	Call	09/16/19	$97.75	5	13	531
90 Day Euro Dollar Futures	Call	06/15/20	$97.50	26	65	25,188
90 Day Euro Dollar Futures	Call	09/14/20	$97.50	29	73	33,531
90 Day Euro Dollar Futures	Call	12/14/20	$97.50	27	68	33,919
90 Day Euro Dollar Futures	Call	03/15/21	$97.00	4	10	9,175
90 Day Euro Dollar Futures	Call	03/15/21	$97.50	26	65	35,588
90 Day Euro Dollar Futures	Call	06/14/21	$97.00	4	10	9,275
90 Day Euro Dollar Futures	Call	06/14/21	$97.50	24	60	34,050
90 Day Euro Dollar Futures	Call	06/14/21	$98.00	16	40	12,700
90 Day Euro Dollar Futures	Call	09/13/21	$97.00	6	15	14,138
90 Day Euro Dollar Futures	Call	09/13/21	$98.00	31	78	26,350

Total Options Purchased (cost $248,594)						$259,483

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
15	30 Day Federal Funds	Apr. 2019	$6,100,175	$(501)
6	Russell 2000 E-Mini Index	Jun. 2019	463,140	1,160
52	S&P 500 E-Mini Index	Jun. 2019	7,378,280	177,634
9	SGX FTSE China A50 Index	Apr. 2019	118,125	5,397
1	TOPIX Index	Jun. 2019	143,643	2,075

				185,765

Short Positions:
75	90 Day Euro Dollar	Sep. 2020	18,345,000	(68,512)
3	30 Year Euro Buxl	Jun. 2019	644,987	(29,884)

				(98,396)

				$87,369

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	150	$105,567	$106,671	$1,104	$—
Euro,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	310	353,847	350,190	—	(3,657)
Indian Rupee,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	5,000	70,484	71,414	930	—
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	900	104,267	104,682	415	—

A636

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	50	$5,720	$5,815	$95	$—
Turkish Lira,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	380	66,053	63,297	—	(2,756)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	10	1,741	1,666	—	(75)

				$707,679	$703,735	2,544	(6,488)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	810	$570,752	$576,023	$—	$(5,271)
British Pound,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	1,090	1,442,264	1,425,555	16,709	—
Danish Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	DKK	960	146,907	145,332	1,575	—
Euro,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	2,280	2,601,231	2,575,590	25,641	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	160	181,265	180,743	522	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	70	79,303	79,075	228	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	30	34,243	33,889	354	—
Hong Kong Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	HKD	2,390	305,391	305,214	177	—
Israeli Shekel,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ILS	80	22,327	22,149	178	—
Japanese Yen,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	223,000	2,012,180	2,025,192	—	(13,012)
New Taiwanese Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	4,500	146,484	146,764	—	(280)
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	160	108,594	109,135	—	(541)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	30	20,370	20,463	—	(93)
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	500	57,950	58,157	—	(207)

A637

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	150	$110,742	$110,854	$—	$(112)
Swedish Krona,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SEK	2,100	227,889	227,285	604	—
Swiss Franc,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	720	724,367	728,797	—	(4,430)

				$8,792,259	$8,770,217	45,988	(23,946)

						$48,532	$(30,434)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$127,352	$—

A638

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.7%

ASSET-BACKED SECURITIES — 12.8%
Cayman Islands — 5.7%
AIMCO CLO,
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.861%(c)	07/20/26	3,271	$3,270,575
CarVal CLO Ltd.,
Series 2019-1A, Class AN, 3 Month LIBOR + 1.480%, 144A
4.121%(c)	04/20/32	4,000	4,000,246
Catamaran CLO Ltd.,
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.615%(c)	01/27/28	3,750	3,718,641
Cutwater Ltd.,
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	07/15/26	2,900	2,905,776
Halcyon Loan Advisors Funding Ltd.,
Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.937%(c)	04/15/25	311	310,642
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.130%, 144A
3.910%(c)	04/18/26	1,646	1,646,808
Jamestown CLO Ltd.,
Series 2018-6RA, Class A1, 3 Month LIBOR + 1.150%, 144A
3.921%(c)	04/25/30	7,900	7,836,740
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.537%(c)	04/15/29	5,550	5,458,944
Mariner CLO LLC,
Series 2017-4A, Class A, 3 Month LIBOR + 1.210%, 144A
3.975%(c)	10/26/29	8,050	8,018,553
Oaktree CLO Ltd.,
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A
3.981%(c)	10/20/26	2,031	2,033,955
Shackleton CLO Ltd.,
Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A
3.839%(c)	05/07/31	3,000	2,970,219
Sound Point CLO Ltd.,
Series 2013-2RA, Class A1, 3 Month LIBOR + 0.950%, 144A
3.737%(c)	04/15/29	3,150	3,124,553
Staniford Street CLO Ltd.,
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.791%(c)	06/15/25	1,147	1,146,262

			46,441,914

United States — 7.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
2.956%(c)	01/25/36	2,200	2,175,378

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 3 Month LIBOR + 0.800%, 144A
3.571%(c)	02/25/43	495	$496,745
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1, 1 Month LIBOR + 0.290%
2.776%(c)	08/25/36	2,400	2,346,079
ECMC Group Student Loan Trust,
Series 2017-1A, Class A, 1 Month LIBOR + 1.200%, 144A
3.686%(c)	12/27/66	4,905	4,911,443
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	02/27/68	6,432	6,369,366
Education Loan Asset-Backed Trust,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
3.286%(c)	04/26/32	5,850	5,862,883
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.701%(c)	05/25/34	2,909	2,929,876
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.530%(c)	07/20/43	2,150	2,156,725
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.536%(c)	12/27/66	1,078	1,081,865
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
3.101%(c)	08/23/36	3,700	3,622,145
Series 2006-2, Class A7, 3 Month LIBOR + 0.580%, 144A
3.351%(c)	01/26/37	4,150	4,065,489
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
3.621%(c)	10/25/37	2,500	2,490,525
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
3.671%(c)	07/25/41	1,202	1,216,334
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	09/25/65	2,786	2,830,769
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.515%(c)	10/28/41	861	861,034
SLM Student Loan Trust,
Series 2003-1, Class A5A, 3 Month LIBOR + 0.110%, 144A
2.721%(c)	12/15/32	2,173	2,066,122
Series 2007-2, Class A4, 3 Month LIBOR + 0.060%
2.831%(c)	07/25/22	3,088	3,028,257
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.521%(c)	04/25/23	153	151,910
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
4.421%(c)	07/25/22	866	875,980
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.471%(c)	07/25/23	1,761	1,783,367
Soundview Home Loan Trust,
Series 2007-NS1, Class A3, 1 Month LIBOR + 0.200%
2.686%(c)	01/25/37	1,239	1,213,646

A639

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1, 1 Month LIBOR + 0.250%
2.736%(c)	09/25/36		4,600	$4,521,990

				57,057,928

TOTAL ASSET-BACKED SECURITIES (cost $101,629,301)				103,499,842

CORPORATE BONDS — 32.1%
Australia — 0.1%
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	03/05/25	EUR	700	783,941

Belgium — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes, 144A
3.650%	02/01/26		3,100	3,109,155
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		600	608,592
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		750	720,514
4.750%	01/23/29		2,350	2,503,685
KBC Group NV,
Sr. Unsec’d. Notes, EMTN
0.750%	10/18/23	EUR	1,000	1,136,502

				8,078,448

Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		800	799,854

Brazil — 0.0%
Petrobras Global Finance BV,
Gtd. Notes
5.750%	02/01/29		30	29,715
6.900%	03/19/49		150	148,410
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		10	10,195
6.250%	08/10/26		100	108,700

				297,020

Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25		1,550	1,531,090
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		3,100	3,127,480

				4,658,570

China — 0.2%
China Evergrande Group,
Sr. Sec’d. Notes
8.250%	03/23/22		230	225,535
8.750%	06/28/25		350	331,736

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
China (cont’d.)
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	$209,194
5.500%	01/16/25		400	426,392
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		200	185,031
9.375%	06/30/24		200	178,994

				1,556,882

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		850	841,500

France — 2.1%
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25(a)		1,350	1,322,713
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,400	1,371,702
Sub. Notes, MTN, 144A
4.375%	05/12/26		750	761,899
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		3,190	3,236,548
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		600	603,655
3.750%	04/24/23		250	252,746
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,374,033
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%(ff)	— (rr)	EUR	500	590,618
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28		2,950	3,044,696
Total Capital SA,
Gtd. Notes
3.883%	10/11/28		2,250	2,374,396

				16,933,006

Germany — 5.8%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		800	806,057
4.250%	12/15/25		1,250	1,263,398
4.375%	12/15/28		700	695,052
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		2,275	2,251,318
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	149,947
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		100	98,757
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38(a)		250	255,583

A640

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
innogy Finance BV,
Gtd. Notes, EMTN
6.125%	07/06/39	GBP	450	$845,559
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.000%	12/15/22	EUR	22,900	25,970,407
0.375%	03/15/23	EUR	5,800	6,671,438
0.625%	01/07/28	EUR	3,800	4,423,424
O2 Telefonica Deutschland Finanzierungs GmbH,
Gtd. Notes
1.750%	07/05/25	EUR	1,300	1,492,843
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.625%	08/15/25	EUR	1,400	1,562,326

				46,486,109

India — 0.1%
ABJA Investment Co. Pte Ltd.,
Gtd. Notes
5.950%	07/31/24		270	275,993
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
4.125%	01/28/25		250	253,810
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		490	476,876

				1,006,679

Ireland — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		2,050	2,050,467
3.750%	05/15/19		2,050	2,051,681
4.625%	07/01/22		1,900	1,960,315
AIB Group PLC,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/12/23		1,000	1,032,676
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24		1,450	1,527,503

				8,622,642

Italy — 0.4%
CDP Reti SpA,
Sr. Unsec’d. Notes
1.875%	05/29/22	EUR	700	793,081
Societa Iniziative Autostradali e Servizi SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24	EUR	700	859,990
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	700	826,337
UniCredit SpA,
Sr. Unsec’d. Notes, MTN, 144A
6.572%	01/14/22		1,050	1,098,739

				3,578,147

Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		604	605,033

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes, 144A
2.250%	11/21/26	EUR	850	$1,025,244

				1,630,277

Mexico — 0.3%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		680	653,819
5.500%	10/31/46		305	281,393
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		310	280,166
5.500%	10/31/46		200	184,520
5.500%	07/31/47		300	276,000
Petroleos Mexicanos,
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	610	745,855
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	409,999

				2,831,752

Netherlands — 0.8%
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23	EUR	750	957,380
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		1,100	1,185,953
NN Group NV,
Sub. Notes
4.625%(ff)	04/08/44	EUR	1,200	1,471,004
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		2,500	2,535,325

				6,149,662

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		960	975,203
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		180	210,291

				1,185,494

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes, GMTN
0.750%	09/11/22	EUR	500	563,516
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	500	556,000
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	500	569,859

				1,689,375

A641

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Supranational Bank — 0.6%
European Investment Bank,
Sr. Unsec’d. Notes, MTN
0.875%	01/14/28	EUR	3,900	$4,620,100

Switzerland — 0.8%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, EMTN
1.250%	04/14/22	EUR	700	806,367
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		750	763,913
4.125%	03/12/24		725	732,013
4.625%	04/29/24		950	979,980
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		800	816,151
4.892%	04/24/25		700	712,858
5.182%	04/24/28		250	254,072
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
7.000%(ff)	— (rr)		1,150	1,167,285

				6,232,639

United Kingdom — 2.0%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	300	443,372
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	100	138,040
6.125%(ff)	07/05/43	EUR	300	388,256
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		750	848,999
Sub. Notes, EMTN
10.000%	05/21/21	GBP	650	981,414
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		500	499,404
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		100	100,213
BP Capital Markets PLC,
Gtd. Notes
3.723%	11/28/28		650	674,311
3.814%	02/10/24		200	207,918
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.125%	12/04/28		1,650	1,766,272
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		2,800	2,838,314
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	408,533

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		1,300	$1,290,766
3.875%	09/12/23		250	251,036
4.269%(ff)	03/22/25		300	303,190
4.519%(ff)	06/25/24		1,050	1,073,712
4.892%(ff)	05/18/29		1,200	1,245,849
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	1,000	1,423,617
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		1,250	1,260,492

				16,143,708

United States — 15.3%
Abbott Ireland Financing DAC,
Gtd. Notes
1.500%	09/27/26	EUR	2,550	3,004,644
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23		450	461,955
4.250%	11/14/28		250	255,341
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		2,250	2,274,476
Altria Group, Inc.,
Gtd. Notes
2.200%	06/15/27	EUR	450	511,474
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		800	920,450
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21		1,800	1,800,418
3.000%	06/30/22		250	251,102
3.200%	03/01/22		1,300	1,311,482
3.400%	05/15/25		50	49,476
3.950%	01/15/25		350	357,154
4.100%	02/15/28		1,050	1,061,584
4.350%	03/01/29		2,100	2,145,299
4.350%	06/15/45		250	229,388
4.750%	05/15/46		50	48,859
5.450%	03/01/47		100	106,835
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		1,000	1,011,707
3.875%	08/01/25		3,700	3,830,861
3.974%(ff)	02/07/30		200	203,848
4.271%(ff)	07/23/29		800	832,981
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		1,550	1,542,765
3.363%	06/06/24		1,600	1,599,993
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27		150	147,244
3.790%	02/06/24		1,700	1,764,213
4.234%	11/06/28		500	534,821

A642

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		450	$447,823
3.625%	01/15/24		450	448,843
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		400	402,908
4.500%	02/01/24		2,700	2,808,298
4.908%	07/23/25		1,100	1,160,696
Chubb INA Holdings, Inc.,
Gtd. Notes
2.500%	03/15/38	EUR	1,050	1,253,713
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23		3,050	3,127,175
4.125%	11/15/25		550	569,241
4.375%	10/15/28		100	103,727
4.900%	12/15/48		300	309,569
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		1,500	1,596,075
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26		1,400	1,371,209
4.075%(ff)	04/23/29(a)		1,300	1,333,799
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24		1,400	1,446,235
3.950%	10/15/25		1,050	1,098,111
4.150%	10/15/28		1,200	1,263,045
4.250%	10/15/30		200	212,476
6.400%	03/01/40		250	319,958
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		150	155,277
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		1,050	1,063,914
4.780%	03/25/38		1,050	1,039,807
5.050%	03/25/48		300	302,221
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		1,550	1,530,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22		150	151,428
4.750%	05/15/42		50	50,200
5.850%	12/15/25		150	170,205
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		1,500	1,533,450
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		650	657,055
4.200%	05/15/28		850	846,994

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DowDuPont, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		850	$905,405
4.725%	11/15/28		2,000	2,160,785
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
4.272%	08/28/23		1,350	1,391,359
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29		900	965,103
5.500%	06/01/27		350	379,201
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		700	700,318
3.750%	02/15/25		300	309,675
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		700	713,919
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		1,000	999,777
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24		300	311,005
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20		950	953,145
3.000%	05/11/21		950	958,580
3.375%	05/15/23		400	411,045
General Electric Co.,
Sr. Unsec’d. Notes
1.500%	05/17/29	EUR	200	215,048
2.700%	10/09/22		250	245,508
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23(a)		700	695,605
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,300	1,378,000
Sr. Sec’d. Notes
5.250%	04/15/25		450	483,200
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23		700	729,395
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.250%	05/14/21		2,050	2,069,345
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		450	468,446
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		2,350	2,352,908
3.797%(ff)	07/23/24		1,700	1,745,543
3.960%(ff)	01/29/27		1,150	1,187,589
4.023%(ff)	12/05/24		2,700	2,802,014
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		50	52,234

A643

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		200	$199,745
Level 3 Financing, Inc.,
Gtd. Notes
5.625%	02/01/23		1,500	1,516,875
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27		1,150	1,183,197
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.650%	12/01/28(a)		750	792,581
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	1,900	2,148,100
1.125%	03/07/27	EUR	1,000	1,154,790
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		110	113,651
4.368%	09/15/23		500	533,779
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		750	792,188
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	176,273
3.700%	10/23/24		1,750	1,780,725
4.431%(ff)	01/23/30		950	1,000,566
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		900	876,119
5.625%	09/23/19		400	405,209
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		1,250	1,257,874
4.500%	04/15/38		650	617,405
5.500%	02/15/49		200	213,332
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		511	558,114
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		2,100	2,071,120
3.250%	01/15/28		1,250	1,229,127
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26		650	665,924
4.700%	06/15/44		350	325,078
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)		1,500	1,520,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		1,500	1,545,188
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,318,799

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	650	$626,927
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27	2,550	2,505,137
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	726	742,698
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	2,050	2,116,625
Starbucks Corp.,
Sr. Unsec’d. Notes
4.000%	11/15/28(a)	800	835,892
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27	1,500	1,487,011
5.300%	04/01/44	400	392,034
5.400%	10/01/47	150	149,818
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	827	859,184
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	150	155,743
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	250	255,864
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	1,250	1,292,826
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	2,953	3,122,905
5.012%	04/15/49	750	818,843
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	1,200	1,227,000
7.625%	11/01/24	600	634,512
Warner Media LLC,
Gtd. Notes
4.850%	07/15/45	100	100,936
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23	3,400	3,488,511
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.750%	08/15/28	300	304,523

			123,729,972

Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes(d)
5.375%	04/12/27	1,800	407,699

A644

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Venezuela (cont’d.)
6.000%	10/28/22		6,730	$1,164,289

				1,571,988

TOTAL CORPORATE BONDS (cost $257,586,198)				259,427,765

MUNICIPAL BONDS — 0.4%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico),
Revenue Bonds
4.134%(s)	07/01/24		57	47,859
4.300%(s)	07/01/27		96	71,581
4.500%	07/01/34		100	101,103
4.550%	07/01/40		513	452,728
4.550%	07/01/40		50	49,201
4.750%	07/01/53		370	350,823
4.750%	07/01/53		15	12,863
4.879%(s)	07/01/31		121	71,581
5.000%	07/01/58		936	924,815
5.000%	07/01/58		206	180,252
5.123%(s)	07/01/33		136	72,172
5.405%(s)	07/01/29		94	62,329
5.926%(s)	07/01/46		1,296	278,770
5.985%(s)	07/01/51		1,055	166,922

TOTAL MUNICIPAL BONDS (cost $2,719,017)				2,842,999

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.4%
United Kingdom — 3.3%
Harben Finance PLC,
Series 2017-1X, Class A, 3 Month GBP LIBOR + 0.800%
1.659%(c)	08/20/56	GBP	449	584,188
London Wall Mortgage Capital PLC,
Series 2017-FL1, Class A, 3 Month GBP LIBOR + 0.850%
1.720%(c)	11/15/49	GBP	1,769	2,303,480
Precise Mortgage Funding PLC,
Series 2017-1B, Class A, 3 Month GBP LIBOR + 0.750%
1.595%(c)	03/12/54	GBP	2,636	3,408,972
Ripon Mortgages PLC,
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800%
1.659%(c)	08/20/56	GBP	387	502,203
Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%
1.659%(c)	08/20/56	GBP	4,558	5,911,344
Slate No 2 PLC,
Series 2, Class A, 3 Month GBP LIBOR + 1.100%
2.026%(c)	10/24/44	GBP	1,185	1,543,332
Slate No.1 PLC,
Series 1, Class A, 3 Month GBP LIBOR + 1.000%
1.926%(c)	01/24/51	GBP	1,962	2,558,088
Towd Point Mortgage Funding PLC,
Series 2017-A11X, Class A1, 3 Month GBP LIBOR + 0.850%
1.709%(c)	05/20/45	GBP	5,340	6,948,761
Warwick Finance Residential Mortgages No One PLC,
Series 1, Class A, 3 Month GBP LIBOR + 1.000%
1.837%(c)	09/21/49	GBP	2,200	2,868,719

				26,629,087

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
United States — 2.1%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
4.556%(cc)	04/25/37	960	$893,970
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1) + 6.100%
3.615%(c)	10/25/46	6,876	1,010,504
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950%
3.466%(c)	10/15/41	6,844	911,951
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550%
4.066%(c)	06/15/42	1,552	250,715
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	09/15/43	672	100,372
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	12/15/43	13,414	2,095,219
Series 4320, Class SD, IO, 1 Month LIBOR x (1) + 6.100%
3.616%(c)	07/15/39	1,220	176,832
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
7.286%(c)	05/25/28	1,370	1,554,283
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
7.486%(c)	12/25/28	400	453,500
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
6.286%(c)	03/25/29	400	439,624
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050%
3.562%(c)	08/20/43	2,472	392,175
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600%
3.112%(c)	08/20/44	7,086	926,368
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1) + 5.600%
3.118%(c)	10/16/44	3,434	447,107
Series 2015-126, Class IM, IO
4.000%	09/20/45	1,033	144,724
Series 2015-126, Class IQ, IO
4.000%	09/20/45	1,033	165,148
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,693	237,857
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.926%(c)	06/25/45	1,476	1,414,500
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.646%(c)	03/25/37	299	275,720
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A, 1 Month LIBOR + 0.230%
2.716%(c)	07/25/46	1,694	1,618,448
Structured Asset Mortgage Investments Trust,
Series 2006-AR1, Class 2A1, 1 Month LIBOR + 0.230%
2.716%(c)	02/25/36	243	236,287
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.625%(c)	09/25/46	953	955,781

A645

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.397%(c)	08/25/46		2,084	$1,947,305

				16,648,390

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,576,792)				43,277,477

SOVEREIGN BONDS — 29.7%
Argentina — 0.3%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	610	548,060
3.380%(cc)	12/31/38	EUR	60	38,018
3.750%(cc)	12/31/38		300	173,250
5.250%	01/15/28	EUR	530	436,623
6.250%	11/09/47	EUR	110	88,226
6.875%	01/11/48(a)		1,110	815,850

				2,100,027

Australia — 1.0%
Australia Government Bond,
Sr. Unsec’d. Notes
3.250%	04/21/25	AUD	10,085	7,868,276

Austria — 0.2%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117	EUR	840	1,242,351

Belgium — 1.0%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,140	1,980,991
Sr. Unsec’d. Notes, 144A
0.200%	10/22/23	EUR	4,270	4,899,488
0.800%	06/22/27	EUR	490	577,844
0.900%	06/22/29	EUR	840	987,789

				8,446,112

Canada — 2.0%
Canadian Government Bond,
Bonds
2.750%	12/01/48	CAD	2,070	1,841,756
Province of British Columbia,
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	2,969,110
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,700	2,641,206
Unsec’d. Notes
2.600%	06/02/25	CAD	6,650	5,100,199
2.850%	06/02/23	CAD	4,420	3,421,246

				15,973,517

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.200%	05/15/49		400	430,320

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	4,255	$1,169,146

Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes
9.625%	06/02/27		390	405,599
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		330	313,829
8.875%	10/23/27		320	319,999

				1,039,427

France — 0.7%
French Republic Government Bond OAT,
Bonds
4.500%	04/25/41	EUR	2,670	5,059,289
Bonds, 144A
1.750%	05/25/66	EUR	770	919,768

				5,979,057

Germany — 3.1%
Bundesobligation,
Bonds
0.000%	04/05/24	EUR	21,500	24,666,273

Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		200	220,591
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,901,205
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
8.750%	05/15/31	IDR	22,780,000	1,706,931

				3,828,727

Ireland — 0.2%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,604,424

Israel — 0.1%
Israel Government Bond,
Bonds
1.750%	08/31/25	ILS	2,680	755,178

Italy — 1.7%
Italy Buoni Poliennali del Tesoro,
Bonds
1.450%	05/15/25	EUR	3,890	4,246,823
2.800%	12/01/28	EUR	5,950	6,861,589
Bonds, 144A
2.800%	03/01/67	EUR	2,370	2,249,416

				13,357,828

Japan — 10.4%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes
0.100%	09/20/21	JPY	756,000	6,868,597
0.100%	03/20/23	JPY	1,962,200	17,916,694

A646

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Japan (cont’d.)
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	$1,858,583
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes
0.800%	03/20/48	JPY	159,350	1,551,704
1.400%	09/20/45	JPY	1,172,900	13,056,198
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	198,100	1,886,499
1.200%	03/20/35	JPY	2,073,350	21,685,150
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	878,494	7,755,853
0.100%	03/10/26	JPY	1,136,506	10,194,279
0.100%	03/10/28	JPY	121,896	1,110,943

				83,884,500

Malaysia — 0.2%
Malaysia Government Bond,
Sr. Unsec’d. Notes
3.899%	11/16/27	MYR	7,820	1,922,780

Mexico — 0.2%
Mexican Bonos,
Bonds
6.500%	06/10/21	MXN	404	20,266
6.500%	06/09/22	MXN	556	27,580
8.000%	11/07/47	MXN	66	3,207
10.000%	12/05/24	MXN	31,978	1,808,526
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	4,577
8.000%	12/07/23	MXN	2,224	115,333

				1,979,489

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	800	956,646

Singapore — 0.3%
Singapore Government Bond,
Sr. Unsec’d. Notes
2.750%	07/01/23	SGD	2,870	2,187,720

South Africa — 0.2%
South Africa Government Bond,
Bonds
6.500%	02/28/41	ZAR	1,150	56,437
7.000%	02/28/31	ZAR	9,700	563,697
8.250%	03/31/32	ZAR	2,175	138,089
8.750%	01/31/44	ZAR	1,110	69,601
8.875%	02/28/35	ZAR	14,090	919,523

				1,747,347

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
South Korea — 1.8%
Inflation Linked Korea Treasury Bond,
Sr. Unsec’d. Notes, TIPS
1.000%	06/10/26	KRW	12,580,620	$11,368,553
1.750%	06/10/28	KRW	3,329,062	3,196,862

				14,565,415

Spain — 1.8%
Spain Government Bond,
Bonds, 144A
3.800%	04/30/24	EUR	1,020	1,350,648
5.400%	01/31/23	EUR	4,030	5,467,032
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,340	1,868,118
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	5,290	6,257,315

				14,943,113

Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	201,361

Supranational Bank — 0.2%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	1,278,624

Switzerland — 0.1%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	300	424,817

Thailand — 0.5%
Thailand Government Bond,
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,629,635
3.650%	06/20/31	THB	16,860	586,699

				4,216,334

Turkey — 0.5%
Turkey Government International Bond,
Sr. Unsec’d. Notes
5.125%	02/17/28		5,170	4,427,019

United Kingdom — 2.3%
United Kingdom Gilt,
Bonds
3.500%	07/22/68	GBP	1,720	3,856,521
4.250%	12/07/46	GBP	2,180	4,547,511
4.500%	09/07/34	GBP	5,570	10,435,135

				18,839,167

TOTAL SOVEREIGN BONDS (cost $234,095,523)				240,034,995

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Home Loan Banks
2.625%	09/12/25		3,700	3,733,767
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		17	17,400
4.000%	02/01/41		97	100,800
4.000%	02/01/41		53	55,090

A647

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	11/01/41	11	$11,019
Federal National Mortgage Assoc.
3.500%	01/01/57	936	947,294
4.000%	01/01/48	9,437	9,833,720
4.500%	TBA	30,000	31,256,837
4.500%	TBA	11,000	11,451,902
4.500%	06/01/45	779	820,775
4.500%	11/01/47	6,133	6,464,508
4.500%	09/01/48	973	1,036,497
5.000%	TBA	1,000	1,057,203
5.000%	08/01/44	71	74,777
Government National Mortgage Assoc.
4.000%	10/20/43	4,838	5,031,444
4.000%	05/20/45	56	57,816
4.000%	07/20/45	3,870	4,014,209
4.000%	08/20/45	2,067	2,144,365
4.000%	10/20/45	52	53,671
4.500%	TBA	18,000	18,695,039
4.500%	11/20/47	918	953,340
4.500%	10/20/48	3,429	3,563,822
4.500%	12/20/48	7,947	8,289,517
4.500%	01/20/49	3,487	3,625,706
5.000%	TBA	2,000	2,089,407
5.000%	09/20/48	988	1,037,574
5.000%	11/20/48	2,387	2,501,123
5.000%	12/20/48	992	1,040,423
5.000%	01/20/49	5,581	5,845,143
5.000%	02/20/49	1,995	2,094,209

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,484,215)			127,898,397

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	07/15/28	19,891	20,328,233
U.S. Treasury Notes
2.375%	01/31/23	7,900	7,940,117
2.875%	07/31/25	7,980	8,245,584

TOTAL U.S. TREASURY OBLIGATIONS (cost $36,161,131)			36,513,934

TOTAL LONG-TERM INVESTMENTS (cost $804,252,177)			813,495,409

		Shares
SHORT-TERM INVESTMENTS — 5.0%

AFFILIATED MUTUAL FUNDS — 4.9%

PGIM Core Ultra Short Bond Fund(w)		35,173,361	35,173,361
PGIM Institutional Money Market Fund (cost $4,758,886; includes $4,744,400 of cash collateral for securities on loan)(b)(w)		4,757,460	4,758,412

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,932,247)			39,931,773

Value
OPTION PURCHASED~* — 0.1%
(cost $400,093)	$460,575

TOTAL SHORT-TERM INVESTMENTS (cost $40,332,340)	40,392,348

TOTAL INVESTMENTS — 105.7% (cost $844,584,517)	853,887,757
Liabilities in excess of other assets(z) — (5.7)%	(45,673,577)

NET ASSETS — 100.0%	$808,214,180

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,647,810; cash collateral of $4,744,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A648

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Government National Mortgage Assoc.	4.000%	TBA	04/17/19	(8,000)	$ (8,259,844)

Government National Mortgage Assoc.	4.000%	TBA	05/21/19	(2,000)	(2,063,164)

TOTAL FORWARD COMMITMENT CONTRACTS
(proceeds receivable $10,251,406)					$(10,323,008)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

90 Day Euro Dollar Futures	Put	06/15/20	$97.75	801	2,003	$460,575

(cost $400,093)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
29	2 Year U.S. Treasury Notes	Jun. 2019	$6,179,719	$(2,718)
52	3 Year Australian Treasury Bonds	Jun. 2019	11,506,983	5,641
540	5 Year U.S. Treasury Notes	Jun. 2019	62,547,188	282,875
55	10 Year Australian Treasury Bonds	Jun. 2019	41,961,572	40,584
82	10 Year Euro-Bund	Jun. 2019	15,300,608	249,938
29	10 Year Japanese Bonds	Jun. 2019	40,107,552	141,297
83	10 Year U.S. Ultra Treasury Notes	Jun. 2019	11,020,844	233,870
157	20 Year U.S. Treasury Bonds	Jun. 2019	23,496,031	255,878
11	30 Year Euro Buxl	Jun. 2019	2,364,952	115,743
134	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	22,512,000	859,931
50	Euro-OAT	Jun. 2019	9,123,797	258,677
95	Short Euro-BTP	Jun. 2019	11,828,910	40,495

				2,482,211

Short Positions:
29	90 Day Euro Dollar	Jun. 2019	7,065,487	39,513
71	90 Day Euro Dollar	Sep. 2019	17,313,350	(25,162)
624	90 Day Euro Dollar	Dec. 2019	152,209,200	(593,986)
59	5 Year Euro-Bobl	Jun. 2019	8,811,680	(5,912)
33	10 Year Canadian Government Bonds	Jun. 2019	3,433,472	(73,095)
59	10 Year U.K. Gilt	Jun. 2019	9,941,429	(121,077)
418	10 Year U.S. Treasury Notes	Jun. 2019	51,923,437	(631,086)

				(1,410,805)

				$1,071,406

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ARS	21,711	$525,055	$497,333	$—	$(27,722)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	22,669	547,429	506,421	—	(41,008)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	15,069	360,362	336,647	—	(23,715)

A649

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 04/26/19	Morgan Stanley & Co. International PLC	ARS	15,782	$361,000	$350,739	$ —	$(10,261)
Expiring 05/28/19	Morgan Stanley & Co. International PLC	ARS	96,048	2,179,189	2,046,042	—	(133,147)
Expiring 06/04/19	Morgan Stanley & Co. International PLC	ARS	21,711	458,329	457,966	—	(363)
Australian Dollar,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	AUD	1,422	1,010,962	1,009,904	—	(1,058)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	8,428	5,977,569	5,993,140	15,571	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	4,559	3,239,300	3,242,358	3,058	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	1,272	906,227	904,666	—	(1,561)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	1,272	908,262	904,454	—	(3,808)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	1,266	906,154	900,556	—	(5,598)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	632	447,216	449,540	2,324	—
Brazilian Real,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	21,796	5,818,000	5,565,379	—	(252,621)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	5,065	1,335,986	1,293,242	—	(42,744)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	4,631	1,220,219	1,182,494	—	(37,725)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,513	903,680	896,968	—	(6,712)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,509	903,509	895,884	—	(7,625)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,445	901,429	879,590	—	(21,839)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,444	918,935	879,351	—	(39,584)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,389	893,066	865,357	—	(27,709)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,363	894,527	858,633	—	(35,894)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,302	864,864	843,048	—	(21,816)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,841	475,629	470,061	—	(5,568)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,555	404,741	397,057	—	(7,684)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,541	401,360	393,587	—	(7,773)
Expiring 05/03/19	Morgan Stanley & Co. International PLC	BRL	33,112	8,426,133	8,437,298	11,165	—
British Pound,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	GBP	918	1,215,884	1,196,495	—	(19,389)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	1,367	1,794,815	1,787,712	—	(7,103)

A650

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	834	$1,103,429	$1,090,825	$—	$(12,604)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	788	1,051,729	1,031,038	—	(20,691)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	431	574,029	563,152	—	(10,877)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	399	529,101	521,271	—	(7,830)
Canadian Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	CAD	821	620,301	614,516	—	(5,785)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	31,517	23,607,291	23,633,232	25,941	—
Chilean Peso,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	2,646,275	3,963,685	3,888,727	—	(74,958)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	891,184	1,338,194	1,309,603	—	(28,591)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	699,687	1,077,586	1,028,197	—	(49,389)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	604,539	931,364	888,376	—	(42,988)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	388,329	591,019	570,653	—	(20,366)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	353,684	535,884	519,741	—	(16,143)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	239,667	357,285	352,193	—	(5,092)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	211,780	320,538	311,212	—	(9,326)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	3,076,601	4,530,343	4,521,189	—	(9,154)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	603,508	898,726	886,879	—	(11,847)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	359,738	537,287	528,651	—	(8,636)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	CLP	125,809	188,902	184,882	—	(4,020)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CLP	126,359	189,444	185,692	—	(3,752)
Chinese Renminbi,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	49,002	7,279,216	7,287,053	7,837	—
Colombian Peso,
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	14,803,565	4,807,133	4,642,625	—	(164,508)
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	11,547,797	3,638,075	3,621,566	—	(16,509)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	13,479,261	4,276,076	4,223,659	—	(52,417)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	4,112,083	1,331,202	1,288,501	—	(42,701)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	2,647,070	829,020	829,446	426	—

A651

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	1,138,184	$357,470	$356,644	$—	$(826)
Expiring 05/02/19	Morgan Stanley & Co. International PLC	COP	1,453,250	455,924	454,912	—	(1,012)
Czech Koruna,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CZK	72,782	3,218,456	3,170,253	—	(48,203)
Euro,
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	3,163	3,616,530	3,556,947	—	(59,583)
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	2,020	2,311,958	2,271,030	—	(40,928)
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	1,393	1,597,573	1,566,241	—	(31,332)
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	1,238	1,414,455	1,392,013	—	(22,442)
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	394	447,957	443,484	—	(4,473)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	1,752	1,990,518	1,979,016	—	(11,502)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	1,651	1,863,186	1,864,653	1,467	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	1,646	1,861,261	1,859,649	—	(1,612)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	794	907,210	897,180	—	(10,030)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	793	906,673	896,287	—	(10,386)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	793	912,854	896,005	—	(16,849)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	464	530,950	524,638	—	(6,312)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	318	362,418	359,227	—	(3,191)
Indian Rupee,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	134,112	1,874,386	1,934,722	60,336	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	126,523	1,788,081	1,825,235	37,154	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	126,299	1,786,465	1,822,000	35,535	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	125,275	1,787,180	1,807,234	20,054	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	118,538	1,653,681	1,710,037	56,356	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	67,851	947,883	978,832	30,949	—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	INR	539,171	7,786,425	7,753,728	—	(32,697)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	INR	62,272	900,406	895,526	—	(4,880)
Indonesian Rupiah,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	12,808,801	900,380	898,692	—	(1,688)

A652

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	12,691,700	$892,791	$890,475	$—	$(2,316)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	47,206,830	3,338,059	3,303,707	—	(34,352)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	25,500,502	1,779,022	1,784,618	5,596	—
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	13,269,644	925,685	928,659	2,974	—
Japanese Yen,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	JPY	1,385,354	12,861,611	12,505,446	—	(356,165)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	JPY	127,065	1,167,180	1,147,003	—	(20,177)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	1,246,162	11,242,535	11,317,114	74,579	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	203,612	1,852,416	1,849,116	—	(3,300)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	113,674	1,025,756	1,032,336	6,580	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	105,216	948,770	955,524	6,754	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	99,297	901,249	901,772	523	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	49,965	452,131	453,764	1,633	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	49,910	451,661	453,260	1,599	—
Malaysian Ringgit,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	MYR	4,421	1,084,838	1,082,678	—	(2,160)
Mexican Peso,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	106,682	5,409,978	5,423,700	13,722	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	25,173	1,312,463	1,279,814	—	(32,649)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	18,167	925,563	923,592	—	(1,971)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,174	899,711	873,130	—	(26,581)
New Taiwanese Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	121,527	3,949,000	3,945,474	—	(3,526)
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	28,391	920,656	921,747	1,091	—
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	19,602	637,744	636,409	—	(1,335)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	305,959	9,981,375	9,935,091	—	(46,284)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	41,712	1,356,937	1,354,478	—	(2,459)
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	169,520	5,505,488	5,510,786	5,298	—

A653

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	4,714	$3,229,558	$3,215,139	$—	$(14,419)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	1,610	1,104,296	1,097,808	—	(6,488)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	1,317	913,388	898,061	—	(15,327)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	1,316	905,062	897,625	—	(7,437)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	1,009	690,415	687,949	—	(2,466)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	655	450,522	446,507	—	(4,015)
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	5,086	590,824	591,593	769	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	3,833	450,233	445,789	—	(4,444)
Philippine Peso,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	69,631	1,314,905	1,323,989	9,084	—
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	47,674	897,268	906,487	9,219	—
Russian Ruble,
Expiring 04/11/19	Morgan Stanley & Co. International PLC	RUB	40,294	625,105	612,743	—	(12,362)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	695,189	10,417,150	10,564,399	147,249	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	87,276	1,352,101	1,326,291	—	(25,810)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	58,239	903,570	885,022	—	(18,548)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	29,301	450,322	445,273	—	(5,049)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	27,169	410,043	412,873	2,830	—
Singapore Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	12,146	8,959,062	8,976,122	17,060	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	1,827	1,354,788	1,350,079	—	(4,709)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	856	634,865	632,574	—	(2,291)
South African Rand,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	27,841	1,906,950	1,910,391	3,441	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	23,564	1,612,226	1,616,926	4,700	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,176	903,473	904,105	632	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,138	899,751	901,505	1,754	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,066	899,589	896,580	—	(3,009)

A654

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,059	$899,079	$896,057	$—	$(3,022)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,051	897,794	895,515	—	(2,279)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	11,377	777,676	780,701	3,025	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	5,242	360,381	359,726	—	(655)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	1,979	135,649	135,818	169	—
South Korean Won,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	KRW	1,005,448	893,438	885,962	—	(7,476)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	7,928,180	7,051,345	6,988,670	—	(62,675)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	2,673,215	2,363,000	2,356,432	—	(6,568)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	2,106,629	1,852,972	1,856,988	4,016	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	1,027,734	916,406	905,945	—	(10,461)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	1,005,448	887,116	886,300	—	(816)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	492,717	437,698	434,328	—	(3,370)
Swedish Krona,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SEK	7,686	835,237	831,878	—	(3,359)
Swiss Franc,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	CHF	950	954,727	955,097	370	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	858	864,909	868,018	3,109	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	572	576,684	578,719	2,035	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	450	451,874	455,246	3,372	—
Turkish Lira,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	9,853	1,716,017	1,641,163	—	(74,854)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	469	79,005	78,170	—	(835)

				$287,136,062	$285,225,242	641,356	(2,552,176)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ARS	21,711	$496,252	$497,333	$—	$(1,081)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	14,960	358,925	334,203	24,722	—

A655

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	AUD	12,077	$8,696,145	$8,575,963	$120,182	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	2,292	1,631,756	1,629,567	2,189	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	1,060	756,325	753,911	2,414	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	979	695,099	696,015	—	(916)
Brazilian Real,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	33,112	8,442,676	8,454,856	—	(12,180)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,455	895,427	882,200	13,227	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,430	897,103	875,743	21,360	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,430	897,173	875,685	21,488	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,401	900,077	868,396	31,681	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,336	894,527	851,835	42,692	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	3,067	796,882	783,204	13,678	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	2,309	611,553	589,464	22,089	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,825	475,629	465,992	9,637	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,488	397,614	379,964	17,650	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,449	385,990	370,048	15,942	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	91	23,624	23,266	358	—
Expiring 05/03/19	Morgan Stanley & Co. International PLC	BRL	4,353	1,111,826	1,109,239	2,587	—
British Pound,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	GBP	41,350	53,317,028	53,894,249	—	(577,221)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	6,123	8,190,941	8,008,008	182,933	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	1,367	1,812,664	1,787,970	24,694	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	348	461,240	455,050	6,190	—
Canadian Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	CAD	21,484	16,128,860	16,080,993	47,867	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	2,402	1,802,171	1,801,257	914	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	1,356	1,011,411	1,016,496	—	(5,085)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	1,237	925,148	927,802	—	(2,654)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	842	630,368	631,552	—	(1,184)

A656

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	3,076,601	$4,530,209	$4,521,095	$9,114	$—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	596,319	919,068	876,296	42,772	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	406,359	609,592	597,149	12,443	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	393,151	593,006	577,739	15,267	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	384,581	579,559	565,145	14,414	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	357,865	551,566	525,886	25,680	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	357,719	549,506	525,671	23,835	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	342,670	521,735	503,557	18,178	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	119,879	183,596	176,163	7,433	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	700,156	1,033,153	1,028,907	4,246	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	359,922	540,102	528,920	11,182	—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	CLP	125,299	188,902	184,133	4,769	—
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CLP	125,395	189,444	184,275	5,169	—
Chinese Renminbi,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	19,122	2,834,350	2,843,568	—	(9,218)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	10,325	1,535,639	1,535,456	183	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	3,820	568,000	568,088	—	(88)
Colombian Peso,
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	13,479,261	4,279,131	4,227,304	51,827	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	2,830,626	919,697	887,727	31,970	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	2,782,540	894,420	872,647	21,773	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	2,782,396	894,149	872,602	21,547	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	2,781,389	901,906	872,286	29,620	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	1,695,150	543,396	531,625	11,771	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	1,681,549	537,700	526,905	10,795	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	1,680,745	540,474	526,653	13,821	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	1,381,457	437,904	432,872	5,032	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	1,134,774	358,538	355,575	2,963	—

A657

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	DKK	6,529	$999,383	$981,897	$17,486	$—
Euro,
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	112,213	128,674,859	126,172,741	2,502,118	—
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	12,297	14,034,910	13,826,796	208,114	—
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	3,830	4,349,016	4,306,928	42,088	—
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	1,384	1,567,785	1,555,841	11,944	—
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	1,042	1,177,192	1,171,629	5,563	—
Expiring 04/26/19	Morgan Stanley & Co. International PLC	EUR	688	782,500	773,099	9,401	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	29,617	33,734,717	33,457,049	277,668	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	965	1,092,962	1,090,033	2,929	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	672	765,291	758,975	6,316	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	648	740,192	731,518	8,674	—
Hungarian Forint,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	HUF	240,829	872,567	846,159	26,408	—
Indian Rupee,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	539,171	7,807,849	7,778,150	29,699	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	95,934	1,369,802	1,383,957	—	(14,155)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	63,493	893,577	915,952	—	(22,375)
Indonesian Rupiah,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	25,500,502	1,785,374	1,789,167	—	(3,793)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	IDR	23,216,528	1,630,374	1,625,397	4,977	—
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	12,733,778	898,802	891,156	7,646	—
Israeli Shekel,
Expiring 05/30/19	Morgan Stanley & Co. International PLC	ILS	2,441	679,146	674,855	4,291	—
Japanese Yen,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	JPY	10,663,892	99,094,558	96,261,863	2,832,695	—
Expiring 04/03/19	Morgan Stanley & Co. International PLC	JPY	87,214	790,480	787,272	3,208	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	394,755	3,612,112	3,584,998	27,114	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	198,712	1,806,502	1,804,615	1,887	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	198,313	1,803,402	1,800,997	2,405	—

A658

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	98,888	$901,695	$898,055	$3,640	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	98,329	897,971	892,984	4,987	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	78,944	719,815	716,932	2,883	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	64,954	593,439	589,885	3,554	—
Malaysian Ringgit,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	MYR	7,630	1,872,870	1,868,682	4,188	—
Mexican Peso,
Expiring 04/25/19	Morgan Stanley & Co. International PLC	MXN	38,875	2,018,227	1,994,114	24,113	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	20,279	1,038,115	1,030,979	7,136	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,611	898,252	895,360	2,892	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,557	897,066	892,576	4,490	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,470	899,626	888,146	11,480	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,426	898,473	885,928	12,545	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	17,366	900,513	882,861	17,652	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	13,213	684,392	671,720	12,672	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	11,997	609,336	609,900	—	(564)
New Taiwanese Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	169,520	5,500,326	5,503,630	—	(3,304)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	41,102	1,336,018	1,334,654	1,364	—
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	27,128	886,580	880,909	5,671	—
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	87,471	2,834,350	2,843,518	—	(9,168)
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	53,153	1,724,653	1,727,899	—	(3,246)
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	1,927	1,311,901	1,314,072	—	(2,171)
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	8,740	1,021,630	1,016,608	5,022	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	8,404	978,942	977,552	1,390	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	4,426	526,799	514,804	11,995	—
Philippine Peso,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	130,917	2,501,135	2,489,309	11,826	—

A659

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Romanian Leu,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RON	7,148	$1,693,696	$1,674,630	$19,066	$—
Russian Ruble,
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	111,700	1,724,653	1,697,441	27,212	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	99,998	1,512,835	1,519,621	—	(6,786)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	60,716	919,244	922,669	—	(3,425)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	54,598	821,641	829,697	—	(8,056)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	43,879	676,460	666,804	9,656	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	33,775	512,671	513,257	—	(586)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	26,292	407,250	399,546	7,704	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	23,263	359,501	353,520	5,981	—
Singapore Dollar,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	SGD	2,891	2,138,842	2,133,098	5,744	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	4,990	3,697,436	3,687,617	9,819	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	3,841	2,834,350	2,838,275	—	(3,925)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	2,501	1,848,908	1,847,974	934	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	2,335	1,724,653	1,725,796	—	(1,143)
South African Rand,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ZAR	28,144	2,010,277	1,949,346	60,931	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	18,096	1,260,092	1,241,725	18,367	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	13,362	924,421	916,847	7,574	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	11,804	816,217	809,939	6,278	—
South Korean Won,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	KRW	1,005,448	886,842	885,962	880	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	1,741,199	1,542,748	1,534,863	7,885	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	406,254	360,196	358,112	2,084	—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	KRW	15,320,783	13,633,865	13,506,818	127,047	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	3,230,489	2,838,219	2,848,689	—	(10,470)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	1,471,491	1,296,431	1,297,581	—	(1,150)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	1,015,321	895,463	895,323	140	—

A660

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SEK	4,558	$492,836	$493,358	$—	$(522)
Swiss Franc,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	CHF	1,499	1,512,307	1,506,676	5,631	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	4,013	4,033,249	4,061,873	—	(28,624)
Thai Baht,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	THB	132,730	4,194,688	4,191,487	3,201	—
Turkish Lira,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	3,101	538,383	516,546	21,837	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	2,266	394,072	377,493	16,579	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	2,236	392,585	372,507	20,078	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	2,065	359,443	343,884	15,559	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	654	110,260	108,904	1,356	—

				$542,659,386	$535,788,504	7,603,972	(733,090)

						$8,245,328	$(3,285,266)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/19/19	Buy	AUD	922	EUR	574	$7,099	$—	Morgan Stanley & Co. International PLC
06/19/19	Buy	CZK	9,671	EUR	373	—	(85)	Morgan Stanley & Co. International PLC
06/19/19	Buy	CZK	40,929	EUR	1,588	—	(11,641)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	357	SEK	3,761	—	(3,339)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	500	NOK	4,870	—	(1,055)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	548	JPY	68,550	—	(3,186)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	733	GBP	632	1,833	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	787	ZAR	12,993	—	(2,248)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	793	SEK	8,281	—	(260)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	793	NOK	7,721	—	(1,687)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	794	SEK	8,339	—	(5,725)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	794	SEK	8,342	—	(5,923)	Morgan Stanley & Co. International PLC

A661

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/19/19	Buy	EUR	795	NOK	7,732	$—	$(1,496)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	796	NOK	7,773	—	(4,437)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	815	AUD	1,296	—	(1,119)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	817	AUD	1,305	—	(4,925)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	820	PLN	3,538	2,240	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	822	JPY	102,051	1,946	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	824	NOK	8,010	—	(254)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	1,268	SEK	13,234	256	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	1,586	GBP	1,372	—	(1,779)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	1,650	GBP	1,428	—	(3,652)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	2,867	PLN	12,365	9,873	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	336	EUR	393	—	(4,432)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	427	CAD	756	—	(8,004)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	490	EUR	570	—	(3,132)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	685	EUR	795	—	(2,374)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	710	EUR	823	—	(1,915)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	1,361	EUR	1,589	—	(14,125)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	2,051	EUR	2,383	—	(8,746)	Morgan Stanley & Co. International PLC
06/19/19	Buy	GBP	2,850	EUR	3,302	—	(2,404)	Morgan Stanley & Co. International PLC
06/19/19	Buy	HUF	203,628	EUR	636	—	(3,260)	Morgan Stanley & Co. International PLC
06/19/19	Buy	HUF	213,111	PLN	2,882	—	(3,809)	Morgan Stanley & Co. International PLC
06/19/19	Buy	HUF	217,197	EUR	676	—	(89)	Morgan Stanley & Co. International PLC
06/19/19	Buy	JPY	204,027	EUR	1,638	2,816	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	JPY	246,487	EUR	1,960	24,303	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	NOK	2,587	EUR	266	176	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	NOK	8,034	EUR	823	5,175	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	NOK	37,479	EUR	3,837	24,629	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	NZD	1,395	EUR	838	4,644	—	Morgan Stanley & Co. International PLC

A662

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts (cont’d.):
06/19/19	Buy	PLN	3,423	EUR	794	$—	$(3,655)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	3,425	EUR	793	—	(1,688)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	16,059	EUR	3,717	—	(4,868)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	24,471	EUR	5,685	—	(32,132)	Morgan Stanley & Co. International PLC
06/19/19	Buy	SEK	29,976	EUR	2,832	45,008	—	Morgan Stanley & Co. International PLC

						$129,998	$(147,444)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

Republic of China	12/20/20	1.000%(Q)	27,520	$(412,799)	$216,981	$(629,780)	Citibank, N.A.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

iTraxx Europe.31.V1	06/20/24	1.000%(Q)	EUR 44,760	$(875,098)	$(923,131)	$(48,033)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	77,570	0.562%	$1,086,466	$1,539,170	$452,704

CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	33,000	0.630%	504,171	596,981	92,810

					$1,590,637	$2,136,151	$545,514

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the

A663

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

AUD	42,330	06/19/24	2.500%(S)	6 Month BBSW(2)(S)	$1,139,565	$1,137,085	$(2,480)

AUD	16,010	06/19/29	3.000%(S)	6 Month BBSW(1)(S)	(173,437)	(296,975)	(123,538)

BRL	5,194	01/02/20	7.250%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	1,891	10,848	8,957

BRL	10,025	01/02/23	7.900%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	(8,187)	(12,890)	(4,703)

CAD	34,290	06/19/21	2.500%(S)	3 Month CDOR(1)(S)	(266,489)	(299,696)	(33,207)

CAD	18,800	06/19/24	2.500%(S)	3 Month CDOR(1)(S)	(456,035)	(392,710)	63,325

CAD	10,640	06/19/29	3.000%(S)	3 Month CDOR(1)(S)	(220,039)	(244,984)	(24,945)

CHF	18,980	08/07/28	1.050%(A)	6 Month CHF LIBOR(2)(S)	(13,300)	690,486	703,786

CHF	3,560	06/19/29	1.000%(A)	6 Month CHF LIBOR(1)(S)	(64,054)	(92,975)	(28,921)

CHF	1,570	06/19/29	0.250%(A)	6 Month CHF LIBOR(2)(S)	(6,947)	32,635	39,582

EUR	11,520	06/19/21	0.000%(A)	6 Month EURIBOR(2)(S)	27,757	48,720	20,963

EUR	5,950	06/19/22	0.250%(A)	6 Month EURIBOR(2)(S)	52,315	74,386	22,071

EUR	28,910	06/19/23	0.250%(A)	6 Month EURIBOR(2)(S)	199,689	381,340	181,651

EUR	80,470	06/19/24	0.500%(A)	6 Month EURIBOR(2)(S)	1,364,090	2,080,366	716,276

EUR	5,770	06/19/26	0.750%(A)	6 Month EURIBOR(2)(S)	150,416	237,531	87,115

EUR	17,540	01/15/29	1.450%(A)	6 Month EURIBOR(2)(S)	238,305	534,010	295,705

EUR	25,790	02/12/29	1.200%(A)	6 Month EURIBOR(2)(S)	55,699	405,739	350,040

EUR	9,660	02/21/29	1.200%(A)	6 Month EURIBOR(2)(S)	1,010	149,409	148,399

EUR	24,170	03/29/29	1.000%(A)	6 Month EURIBOR(1)(S)	(120,809)	(82,050)	38,759

EUR	34,860	06/19/29	1.500%(A)	6 Month EURIBOR(1)(S)	(693,151)	(1,001,907)	(308,756)

EUR	5,280	06/19/29	1.000%(A)	6 Month EURIBOR(2)(S)	163,367	291,242	127,875

EUR	2,080	06/19/39	1.500%(A)	6 Month EURIBOR(2)(S)	118,586	219,860	101,274

EUR	4,270	06/20/39	1.750%(A)	6 Month EURIBOR(1)(S)	(59,470)	(85,014)	(25,544)

GBP	2,470	08/01/23	1.100%(A)	1 Day SONIA(1)(A)	1,666	53,671	52,005

GBP	3,020	06/19/24	1.500%(S)	6 Month GBP LIBOR(2)(S)	31,745	81,605	49,860

GBP	12,050	08/03/28	1.900%(S)	6 Month GBP LIBOR(1)(S)	(23,687)	(419,371)	(395,684)

A664

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):

GBP	39,130	02/12/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	$74,795	$(337,082)	$(411,877)

GBP	1,360	06/19/29	1.500%(S)	6 Month GBP LIBOR(2)(S)	(1,223)	46,935	48,158

GBP	100	06/19/39	1.750%(S)	6 Month GBP LIBOR(1)(S)	(2,859)	(9,107)	(6,248)

GBP	450	06/19/49	1.750%(S)	6 Month GBP LIBOR(2)(S)	19,552	56,610	37,058

JPY	1,800,750	03/22/28	0.500%(S)	6 Month JPY LIBOR(2)(S)	277,323	296,637	19,314

JPY	4,048,870	01/16/29	0.350%(S)	6 Month JPY LIBOR(1)(S)	(116,480)	(264,858)	(148,378)

JPY	579,640	06/15/49	1.000%(S)	6 Month JPY LIBOR(1)(S)	2,458	(92,192)	(94,650)

KRW	8,799,080	03/20/29	1.800%(Q)	3 Month KWCDC(2)(Q)	7,023	51	(6,972)

MXN	399,200	03/18/20	8.360%(M)	28 Day Mexican Interbank Rate(1)(M)	(5,701)	(8,002)	(2,301)

MXN	18,975	12/16/20	8.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8,784)	(197)	8,587

MXN	10,325	10/18/28	9.290%(M)	28 Day Mexican Interbank Rate(1)(M)	(8,672)	(13,481)	(4,809)

NOK	104,710	02/21/29	2.300%(A)	6 Month NIBOR(1)(S)	5,572	(88,412)	(93,984)

NZD	155,010	06/19/21	1.750%(S)	3 Month New Zealand Bill Bank Rate(2)(Q)	(179,125)	315,234	494,359

NZD	6,770	06/19/29	3.250%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(48,317)	(122,555)	(74,238)

SEK	230,590	06/19/23	0.500%(A)	3 Month STIBOR(1)(Q)	(93,912)	(189,451)	(95,539)

SEK	754,090	06/19/24	0.500%(A)	3 Month STIBOR(1)(Q)	129,631	(371,941)	(501,572)

SEK	53,950	06/19/29	1.000%(A)	3 Month STIBOR(1)(Q)	31,916	(70,537)	(102,453)

	67,630	06/19/21	3.000%(S)	3 Month LIBOR(1)(Q)	(572,604)	(868,609)	(296,005)

	52,820	08/31/23	2.218%(S)	3 Month LIBOR(1)(Q)	8,871	101,960	93,089

	14,100	06/19/24	3.000%(S)	3 Month LIBOR(1)(Q)	(546,604)	(479,651)	66,953

	27,080	02/12/29	2.800%(S)	3 Month LIBOR(2)(Q)	(4,849)	296,465	301,314

	24,540	03/29/29	2.500%(S)	3 Month LIBOR(2)(Q)	1,502	(54,481)	(55,983)

	34,100	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	227,912	619,767	391,855

	320	06/19/29	3.000%(S)	3 Month LIBOR(2)(Q)	9,492	16,702	7,210

	13,150	06/20/39	3.000%(S)	3 Month LIBOR(2)(Q)	23,164	217,871	194,707

	8,440	06/15/49	2.750%(S)	3 Month LIBOR(2)(Q)	(32,977)	55,835	88,812

					$637,600	$2,553,872	$1,916,272

A665

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Credit Suisse Securities (USA) LLC	$6,559,609	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Sovereign Bonds	29.7%
U.S. Government Agency Obligations	15.8
Banks	12.6
Residential Mortgage-Backed Securities	6.2
Student Loans	5.8
Collateralized Loan Obligations	5.8
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	4.9
U.S. Treasury Obligations	4.5
Telecommunications	2.7
Oil & Gas	1.9
Pharmaceuticals	1.5
Pipelines	1.2
Healthcare-Products	1.2
Media	1.1
Diversified Financial Services	1.0
Electric	1.0
Beverages	1.0
Chemicals	0.9
Aerospace & Defense	0.8
Insurance	0.6
Multi-National	0.6

Retail	0.5%
Home Equity Loans	0.4
Semiconductors	0.4
Healthcare-Services	0.4
Packaging & Containers	0.4
Commercial Services	0.4
Municipal Bonds	0.4
Real Estate Investment Trusts (REITs)	0.3
Mining	0.3
Engineering & Construction	0.2
Auto Manufacturers	0.2
Investment Companies	0.2
Water	0.2
Miscellaneous Manufacturing	0.1
Agriculture	0.1
Real Estate	0.1
Lodging	0.1
Household Products/Wares	0.1
Options Purchased	0.1
Iron/Steel	0.0 *
Foods	0.0 *

105.7
Liabilities in excess of other assets	(5.7)

100.0%

*	Less than +/- 0.05%

A666

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 1.4%
Boeing Co. (The)	21,580	$8,231,044
Raytheon Co.	80,172	14,597,718

		22,828,762

Banks — 11.1%
Bank of America Corp.	1,694,731	46,757,628
First Republic Bank	108,115	10,861,233
JPMorgan Chase & Co.	551,672	55,845,757
M&T Bank Corp.	88,156	13,842,255
Signature Bank	58,882	7,541,018
SunTrust Banks, Inc.	310,149	18,376,328
Wells Fargo & Co.	486,017	23,484,341

		176,708,560

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.*	67,387	9,109,375
BioMarin Pharmaceutical, Inc.*	102,482	9,103,476

		18,212,851

Capital Markets — 1.7%
Intercontinental Exchange, Inc.	160,701	12,235,774
Northern Trust Corp.	161,673	14,616,856

		26,852,630

Chemicals — 2.4%
Celanese Corp. (Class A Stock)	104,789	10,333,243
DowDuPont, Inc.(a)	522,942	27,878,038

		38,211,281

Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	100,463	8,900,017

Communications Equipment — 2.7%
Cisco Systems, Inc.	811,025	43,787,240

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	41,695	8,388,200

Consumer Finance — 0.6%
American Express Co.	89,486	9,780,820

Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc. (Class B Stock)*	278,104	55,868,313

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	482,358	15,126,747
Verizon Communications, Inc.	800,048	47,306,838

		62,433,585

Electric Utilities — 3.1%
NextEra Energy, Inc.	149,364	28,875,048
Xcel Energy, Inc.(a)	354,949	19,951,683

		48,826,731

Entertainment — 1.1%
Walt Disney Co. (The)	154,649	17,170,670

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities, Inc.	96,013	13,687,613
AvalonBay Communities, Inc.	98,305	19,732,763
Federal Realty Investment Trust(a)	64,519	8,893,944
Hudson Pacific Properties, Inc.	266,569	9,175,305
Prologis, Inc.	180,981	13,021,583

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ventas, Inc.	227,904	$14,542,554

		79,053,762

Food & Staples Retailing — 2.1%
Walmart, Inc.	343,305	33,482,537

Food Products — 1.3%
Mondelez International, Inc. (Class A Stock)	427,148	21,323,228

Health Care Equipment & Supplies — 5.6%
Boston Scientific Corp.*	288,275	11,063,995
Cooper Cos., Inc. (The)	37,194	11,015,747
Danaher Corp.	143,778	18,981,572
Medtronic PLC	326,006	29,692,626
Zimmer Biomet Holdings, Inc.	145,039	18,521,480

		89,275,420

Health Care Providers & Services — 1.9%
CVS Health Corp.	146,714	7,912,286
Humana, Inc.	46,233	12,297,978
Laboratory Corp. of America Holdings*	62,541	9,567,522

		29,777,786

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	114,280	21,701,772
Royal Caribbean Cruises Ltd.	82,074	9,407,322

		31,109,094

Household Durables — 0.5%
D.R. Horton, Inc.	196,776	8,142,591

Household Products — 2.7%
Procter & Gamble Co. (The)	414,827	43,162,749

Industrial Conglomerates — 2.1%
General Electric Co.	1,235,502	12,342,665
Honeywell International, Inc.	137,389	21,833,860

		34,176,525

Insurance — 3.2%
American Financial Group, Inc.	128,740	12,386,075
Arthur J Gallagher & Co.	111,775	8,729,628
Chubb Ltd.(a)	114,767	16,076,561
MetLife, Inc.	321,682	13,694,003

		50,886,267

Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	12,975	15,270,148
Facebook, Inc. (Class A Stock)*	46,548	7,759,086

		23,029,234

IT Services — 0.9%
Accenture PLC (Class A Stock)	78,105	13,748,042

Machinery — 2.7%
Deere & Co.	52,561	8,401,350
ITT, Inc.	295,403	17,133,374
Stanley Black & Decker, Inc.	130,404	17,757,113

		43,291,837

Media — 2.6%
Comcast Corp. (Class A Stock)	942,742	37,690,825
Fox Corp. (Class A Stock)*	117,207	4,302,669

		41,993,494

A667

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 2.4%
Ameren Corp.	251,229	$18,477,893
CMS Energy Corp.	344,635	19,141,028

		37,618,921

Oil, Gas & Consumable Fuels — 9.4%
Cheniere Energy, Inc.*	171,348	11,713,349
Chevron Corp.	363,062	44,721,977
Concho Resources, Inc.(a)	131,327	14,572,044
Diamondback Energy, Inc.(a)	61,289	6,222,672
EOG Resources, Inc.	195,629	18,619,968
Exxon Mobil Corp.	442,247	35,733,558
Marathon Petroleum Corp.	320,418	19,177,017

		150,760,585

Pharmaceuticals — 7.2%
AstraZeneca PLC (United Kingdom), ADR(a)	195,604	7,908,270
Elanco Animal Health, Inc.*(a)	262,643	8,422,961
Eli Lilly & Co.(a)	96,297	12,495,499
Johnson & Johnson	354,693	49,582,534
Merck & Co., Inc.	191,612	15,936,370
Pfizer, Inc.	477,349	20,273,012

		114,618,646

Road & Rail — 1.2%
Lyft, Inc. (Class A Stock)*	64,840	5,076,324
Union Pacific Corp.(a)	83,499	13,961,033

		19,037,357

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*(a)	163,247	4,166,063
Intel Corp.	473,357	25,419,271
Marvell Technology Group Ltd.	674,634	13,418,470
Texas Instruments, Inc.	120,194	12,748,978

		55,752,782

Software — 2.4%
Check Point Software Technologies Ltd. (Israel)*(a)	71,190	9,004,823
Intuit, Inc.	43,621	11,402,966
Microsoft Corp.	150,610	17,762,943

		38,170,732

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	36,872	6,287,782
Home Depot, Inc. (The)(a)	61,211	11,745,779
Ross Stores, Inc.	92,814	8,640,983

		26,674,544

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	46,005	$8,738,650

Textiles, Apparel & Luxury Goods — 1.0%
PVH Corp.	130,208	15,878,866

Tobacco — 1.0%
Altria Group, Inc.	275,110	15,799,567

Water Utilities — 0.8%
American Water Works Co., Inc.(a)	123,640	12,890,706

TOTAL LONG-TERM INVESTMENTS (cost $1,482,979,621)		1,576,363,582

SHORT-TERM INVESTMENTS — 9.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	11,384,089	11,384,089
PGIM Institutional Money Market Fund (cost $138,457,898; includes $138,198,875 of cash collateral for securities on loan)(b)(w)	138,416,561	138,444,245

TOTAL SHORT-TERM INVESTMENTS (cost $149,841,987)		149,828,334

TOTAL INVESTMENTS — 108.2% (cost $1,632,821,608)		1,726,191,916
Liabilities in excess of other assets — (8.2)%		(130,256,499)

NET ASSETS — 100.0%		$1,595,935,417

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,329,378; cash collateral of $138,198,875 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A668

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.1%
COMMON STOCKS — 42.5%
Aerospace & Defense — 0.6%
Airbus SE (France)	4,044	$536,464
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	5,462
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	130,000	83,253
BAE Systems PLC (United Kingdom)	35,092	220,832
Boeing Co. (The)	15,673	5,977,996
BWX Technologies, Inc.	1,316	65,247
CAE, Inc. (Canada)	59,600	1,320,580
Chemring Group PLC (United Kingdom)	13,256	23,968
Cobham PLC (United Kingdom)*	39,592	56,860
Cubic Corp.	1,189	66,869
Elbit Systems Ltd. (Israel)	1,069	137,939
Embraer SA (Brazil), ADR	6,225	118,337
General Dynamics Corp.	2,766	468,228
Harris Corp.	950	151,725
HEICO Corp.	676	64,132
Huntington Ingalls Industries, Inc.	632	130,950
L3 Technologies, Inc.	886	182,844
Leonardo SpA (Italy)	9,594	111,843
Meggitt PLC (United Kingdom)	17,878	117,325
MTU Aero Engines AG (Germany)	840	190,623
Northrop Grumman Corp.	2,148	579,101
QinetiQ Group PLC (United Kingdom)	31,503	123,600
Raytheon Co.	2,679	487,792
Rolls-Royce Holdings PLC (United Kingdom)*	16,634	195,941
Saab AB (Sweden) (Class B Stock)	2,110	67,691
Safran SA (France)	3,339	458,680
Senior PLC (United Kingdom)	58,739	167,091
Teledyne Technologies, Inc.*	703	166,618
Textron, Inc.	35,971	1,822,291
Thales SA (France)	1,799	215,810
United Technologies Corp.	8,472	1,091,956
Vectrus, Inc.*	1,050	27,920
Wesco Aircraft Holdings, Inc.*	3,156	27,741

		15,463,709

Air Freight & Logistics — 0.1%
BEST, Inc. (China), ADR*	23,000	120,290
Bollore SA (France)	32,343	146,254
C.H. Robinson Worldwide, Inc.(a)	1,043	90,731
Cia de Distribucion Integral Logista Holdings SA (Spain)	22,494	530,350
Deutsche Post AG (Germany)	14,066	458,098
Expeditors International of Washington, Inc.	1,379	104,666
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	16,970
Hub Group, Inc. (Class A Stock)*	1,176	48,040
Hyundai Glovis Co. Ltd. (South Korea)	888	100,546
Kerry Logistics Network Ltd. (China)	10,500	19,000
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	13,167
Kintetsu World Express, Inc. (Japan)	17,700	269,722
Oesterreichische Post AG (Austria)	1,511	64,064
Royal Mail PLC (United Kingdom)	53,482	166,080
Sinotrans Ltd. (China) (Class H Stock)	404,000	173,933
United Parcel Service, Inc. (Class B Stock)	431	48,160

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
XPO Logistics, Inc.*(a)	2,370	$127,364
Yamato Holdings Co. Ltd. (Japan)	5,800	149,974
ZTO Express Cayman, Inc. (China), ADR(a)	15,200	277,856

		2,925,265

Airlines — 0.4%
Aeroflot PJSC (Russia)	34,600	50,815
Air Arabia PJSC (United Arab Emirates)	801,258	204,688
Air France-KLM (France)*	7,828	88,239
Air New Zealand Ltd. (New Zealand)	42,114	72,789
Alaska Air Group, Inc.(a)	2,169	121,724
ANA Holdings, Inc. (Japan)	3,000	110,008
Bangkok Airways PCL (Thailand)	109,300	40,735
Cathay Pacific Airways Ltd. (Hong Kong)	83,000	145,838
Cebu Air, Inc. (Philippines)	15,310	24,242
China Airlines Ltd. (Taiwan)	203,000	65,037
Delta Air Lines, Inc.	12,688	655,335
Deutsche Lufthansa AG (Germany)	57,449	1,264,246
Eva Airways Corp. (Taiwan)	53,207	26,087
Grupo Aeromexico SAB de CV (Mexico)*	5,836	6,073
International Consolidated Airlines Group SA (United Kingdom)	387,180	2,583,744
Japan Airlines Co. Ltd. (Japan)	89,900	3,165,749
JetBlue Airways Corp.*	39,519	646,531
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	9,556
Qantas Airways Ltd. (Australia)	17,042	68,454
SAS AB (Sweden)*	17,512	35,274
Shandong Airlines Co. Ltd. (China) (Class B Stock)	25,400	38,925
Singapore Airlines Ltd. (Singapore)	19,900	142,102
Southwest Airlines Co.	18,004	934,588
Spirit Airlines, Inc.*	1,440	76,118
Turk Hava Yollari AO (Turkey)*	23,216	54,114
United Continental Holdings, Inc.*	4,690	374,168

		11,005,179

Auto Components — 0.2%
Actron Technology Corp. (Taiwan)	4,000	14,683
Aisin Seiki Co. Ltd. (Japan)	5,700	203,530
ARB Corp. Ltd. (Australia)	4,431	54,215
Autoliv, Inc. (Sweden)	1,683	123,751
Bridgestone Corp. (Japan)	15,000	578,311
Chaowei Power Holdings Ltd. (China)	125,000	47,390
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	107,350	146,371
China First Capital Group Ltd. (Hong Kong)*	76,000	40,266
CIE Automotive SA (Spain)	3,912	105,590
Cie Generale des Etablissements Michelin SCA (France)	4,789	567,294
Continental AG (Germany)	2,756	415,015
Cooper Tire & Rubber Co.	1,084	32,401
Cooper-Standard Holdings, Inc.*	588	27,612
Delphi Technologies PLC	1,411	27,176
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	33,232
Exedy Corp. (Japan)	4,100	88,985
Federal Corp. (Taiwan)*	112,224	40,451
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	91,200	307,371
Goodyear Tire & Rubber Co. (The)	6,864	124,582

A669

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
GUD Holdings Ltd. (Australia)	3,594	$30,429
Halla Holdings Corp. (South Korea)	1,988	71,245
Hiroca Holdings Ltd. (China)	7,000	17,092
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	22,167
Hyundai Mobis Co. Ltd. (South Korea)	2,400	440,623
Hyundai Wia Corp. (South Korea)	3,392	120,961
Iron Force Industrial Co. Ltd. (Taiwan)	5,000	14,319
Kandi Technologies Group, Inc. (China)*	4,000	22,440
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	52,262
Kordsa Teknik Tekstil A/S (Turkey)	171	320
Lear Corp.	5,468	742,062
Macauto Industrial Co. Ltd. (Taiwan)	2,000	5,859
Mahle-Metal Leve SA (Brazil)	2,000	12,469
Mando Corp. (South Korea)	2,550	64,309
Metair Investments Ltd. (South Africa)	4,872	7,745
Minth Group Ltd. (China)	32,000	101,273
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	46,632
NHK Spring Co. Ltd. (Japan)	12,500	112,294
Nifco, Inc. (Japan)	3,600	91,676
SL Corp. (South Korea)	2,002	38,786
Somboon Advance Technology PCL (Thailand)	35,900	20,174
Sri Trang Agro-Industry PCL (Thailand)	73,800	29,878
Sumitomo Rubber Industries Ltd. (Japan)	7,700	92,236
Sungwoo Hitech Co. Ltd. (South Korea)	22,869	86,362
Tianneng Power International Ltd. (China)	64,000	57,758
Tong Yang Industry Co. Ltd. (Taiwan)	35,000	45,028
Tupy SA (Brazil)	3,100	14,481
Visteon Corp.*	713	48,021
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	41,527
Xingda International Holdings Ltd. (China)	134,000	42,149
Xinyi Glass Holdings Ltd. (Hong Kong)	162,000	186,183

		5,656,986

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	463,200	238,342
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	291,000	191,246
Bayerische Motoren Werke AG (Germany)	12,012	927,602
BYD Co. Ltd. (China) (Class H Stock)	11,500	69,578
China Motor Corp. (Taiwan)	67,000	62,091
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	115,600	61,438
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	486,000	487,053
Ford Motor Co.	98,466	864,531
Ford Otomotiv Sanayi A/S (Turkey)	1,832	16,068
General Motors Co.	49,263	1,827,658
Great Wall Motor Co. Ltd. (China) (Class H Stock)	191,000	143,892
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	240,400	285,017
Honda Motor Co. Ltd. (Japan)	68,800	1,861,474
Hyundai Motor Co. (South Korea)	6,475	682,035
Kia Motors Corp. (South Korea)	13,566	421,444
Mazda Motor Corp. (Japan)	27,500	307,512
Mitsubishi Motors Corp. (Japan)	17,000	90,396

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Nissan Motor Co. Ltd. (Japan)(a)	92,500	$758,550
Peugeot SA (France)	42,034	1,027,956
Piaggio & C SpA (Italy)	25,175	61,593
Qingling Motors Co. Ltd. (China) (Class H Stock)	188,000	52,533
Sanyang Motor Co. Ltd. (Taiwan)	62,000	40,697
Subaru Corp. (Japan)	15,600	355,481
Suzuki Motor Corp. (Japan)	7,100	313,815
Tesla, Inc.*(a)	463	129,575
Thor Industries, Inc.	38,174	2,380,912
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,262	16,198
Toyota Motor Corp. (Japan)	70,056	4,106,927
Yadea Group Holdings Ltd. (China), 144A	68,000	23,995
Yamaha Motor Co. Ltd. (Japan)	7,700	151,044
Yulon Motor Co. Ltd. (Taiwan)	146,000	92,303
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	16,517

		18,065,473

Banks — 3.9%
77 Bank Ltd. (The) (Japan)	1,100	15,304
ABN AMRO Group NV (Netherlands), CVA, 144A	88,183	1,990,782
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,733,000	1,261,832
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	9,931
Aozora Bank Ltd. (Japan)	4,500	111,017
Associated Banc-Corp.	7,389	157,755
Australia & New Zealand Banking Group Ltd. (Australia)	39,743	734,781
Banca Popolare di Sondrio SCPA (Italy)	7,961	21,763
Banco Bilbao Vizcaya Argentaria SA (Spain)	39,843	228,261
Banco de Chile (Chile)	767,638	113,018
Banco de Credito e Inversiones SA (Chile)	2,332	149,082
Banco del Bajio SA (Mexico), 144A	31,200	61,965
Banco Santander Brasil SA (Brazil), ADR	9,700	108,931
Banco Santander Chile (Chile), ADR	2,297	68,336
Bancolombia SA (Colombia)	7,815	97,074
Bancolombia SA (Colombia), ADR	4,673	238,603
Bangkok Bank PCL (Thailand)	39,500	258,019
Bank Bukopin Tbk (Indonesia)*	594,700	13,983
Bank Central Asia Tbk PT (Indonesia)	177,900	346,712
Bank CIMB Niaga Tbk PT (Indonesia)	245,600	18,246
Bank Danamon Indonesia Tbk PT (Indonesia)	80,400	52,576
Bank Hapoalim BM (Israel)	61,004	404,126
Bank Mandiri Persero Tbk PT (Indonesia)	587,100	307,971
Bank of America Corp.	87,611	2,417,187
Bank of China Ltd. (China) (Class H Stock)	6,584,000	2,991,070
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	104,000	66,643
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,139,000	1,753,417
Bank of East Asia Ltd. (The) (Hong Kong)	60,036	195,165
Bank of Georgia Group PLC (Georgia)	340	7,314
Bank of Hawaii Corp.	1,862	146,856
Bank of Iwate Ltd. (The) (Japan)	1,900	56,092
Bank of Montreal (Canada)	11,000	823,055
Bank of Nova Scotia (The) (Canada)	22,900	1,219,071
Bank of Okinawa Ltd. (The) (Japan)	1,440	44,816

A670

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of the Philippine Islands (Philippines)	59,710	$95,842
Bank of the Ryukyus Ltd. (Japan)	6,300	64,171
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	49,464
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	34,386
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)*	722,200	33,030
Bank Permata Tbk PT (Indonesia)*	308,600	21,518
Bank Polska Kasa Opieki SA (Poland)	8,531	244,615
Bankia SA (Spain)	60,963	158,145
Bankinter SA (Spain)	24,404	186,102
BankUnited, Inc.	3,724	124,382
Banque Cantonale Vaudoise (Switzerland)	98	78,625
BB&T Corp.	12,694	590,652
BDO Unibank, Inc. (Philippines)	56,080	142,943
Berkshire Hills Bancorp, Inc.	2,226	60,636
BOC Hong Kong Holdings Ltd. (China)	74,500	308,649
Cadence BanCorp	2,092	38,807
CaixaBank SA (Spain)	116,394	364,696
Canadian Imperial Bank of Commerce (Canada)	9,200	726,995
Capitec Bank Holdings Ltd. (South Africa)	1,016	95,030
Chang Hwa Commercial Bank Ltd. (Taiwan)	451,837	270,288
Chemical Financial Corp.	2,768	113,931
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,102,000	702,886
China Construction Bank Corp. (China) (Class H Stock)	8,449,000	7,257,900
China Development Financial Holding Corp. (Taiwan)	1,246,000	416,715
China Everbright Bank Co. Ltd. (China) (Class H Stock)	548,000	259,826
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	866,600	629,643
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	333,000	192,484
CIT Group, Inc.	3,213	154,128
Citigroup, Inc.	82,515	5,134,083
Citizens Financial Group, Inc.	100,596	3,269,371
Columbia Banking System, Inc.	2,606	85,190
Comerica, Inc.	47,362	3,472,582
Commerce Bancshares, Inc.	2,400	139,344
Commercial Bank PQSC (The) (Qatar)	10,215	125,934
Commonwealth Bank of Australia (Australia)	24,049	1,206,398
Community Bank System, Inc.	1,117	66,763
Credicorp Ltd. (Peru), (NYSE)	1,936	464,543
Credit Bank of Moscow PJSC (Russia)*	817,600	74,470
CTBC Financial Holding Co. Ltd. (Taiwan)	1,462,578	971,479
Dah Sing Financial Holdings Ltd. (Hong Kong)	48,000	251,970
Daishi Hokuetsu Financial Group, Inc. (Japan)	300	8,469
DBS Group Holdings Ltd. (Singapore)	35,170	656,597
DNB ASA (Norway)	17,672	325,971
Doha Bank QPSC (Qatar)	14,942	87,727
Dubai Islamic Bank PJSC (United Arab Emirates)	169,335	225,982
E.Sun Financial Holding Co. Ltd. (Taiwan)	623,278	480,937
East West Bancorp, Inc.	2,593	124,386

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Erste Group Bank AG (Austria)*	7,858	$289,255
Far Eastern International Bank (Taiwan)	531,767	193,408
Fifth Third Bancorp	13,611	343,269
First Financial Holding Co. Ltd. (Taiwan)	656,355	449,377
First Foundation, Inc.	3,950	53,602
First Republic Bank	1,831	183,942
FNB Corp.	10,375	109,975
Fulton Financial Corp.	8,858	137,122
Grupo Aval Acciones y Valores SA (Colombia), ADR	27,994	218,073
Grupo Elektra SAB de CV (Mexico)	1,450	78,461
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	107,400	148,621
Gunma Bank Ltd. (The) (Japan)	31,200	117,924
Hana Financial Group, Inc. (South Korea)	14,157	453,895
Hancock Whitney Corp.	1,836	74,174
Hang Seng Bank Ltd. (Hong Kong)	8,700	215,123
Hilltop Holdings, Inc.	4,538	82,819
Hokkoku Bank Ltd. (The) (Japan)	3,800	119,122
Hope Bancorp, Inc.	7,147	93,483
HSBC Holdings PLC (United Kingdom), (QMTF)	387,337	3,144,074
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	612,977	385,737
Huishang Bank Corp. Ltd. (China) (Class H Stock)	286,000	122,509
Huntington Bancshares, Inc.	12,184	154,493
Hyakugo Bank Ltd. (The) (Japan)	21,000	66,813
Hyakujushi Bank Ltd. (The) (Japan)	2,500	51,738
IBERIABANK Corp.	1,329	95,303
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	5,016,000	3,678,612
ING Bank Slaski SA (Poland)	2,139	106,860
Investors Bancorp, Inc.	10,004	118,547
Itau CorpBanca (Chile)	8,608,725	75,903
Itau Unibanco Holding SA (Brazil)	12,450	94,503
Japan Post Bank Co. Ltd. (Japan)	17,000	185,515
Jiangxi Bank Co. Ltd. (China) (Class H Stock)*	70,000	57,605
JPMorgan Chase & Co.	50,308	5,092,679
Juroku Bank Ltd. (The) (Japan)	4,300	87,301
Jyske Bank A/S (Denmark)	2,601	100,586
KB Financial Group, Inc. (South Korea)	15,324	565,411
Keiyo Bank Ltd. (The) (Japan)	9,000	52,517
KeyCorp	15,771	248,393
Kiatnakin Bank PCL (Thailand)	22,700	49,792
King’s Town Bank Co. Ltd. (Taiwan)	106,000	110,203
Kiyo Bank Ltd. (The) (Japan)	6,300	87,768
Komercni banka A/S (Czech Republic)	3,746	153,203
Krung Thai Bank PCL (Thailand)	310,400	187,990
Laurentian Bank of Canada (Canada)	3,300	100,135
LegacyTexas Financial Group, Inc.	1,971	73,696
LH Financial Group PCL (Thailand)	592,006	27,804
M&T Bank Corp.	2,155	338,378
Masraf Al Rayan QSC (Qatar)	10,842	109,309
Mebuki Financial Group, Inc. (Japan)	56,620	144,696
Mega Financial Holding Co. Ltd. (Taiwan)	744,228	677,486
Metropolitan Bank & Trust Co. (Philippines)	72,326	110,229

A671

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	542,000	$2,684,874
Mizrahi Tefahot Bank Ltd. (Israel)	14,853	305,412
Mizuho Financial Group, Inc. (Japan)(a)	1,200,200	1,856,793
Moneta Money Bank A/S (Czech Republic), 144A	24,558	84,899
Musashino Bank Ltd. (The) (Japan)	3,400	67,754
Nanto Bank Ltd. (The) (Japan)	3,700	69,286
National Australia Bank Ltd. (Australia)	51,541	925,120
National Bank Holdings Corp. (Class A Stock)	2,573	85,578
National Bank of Canada (Canada)	6,100	275,295
Nedbank Group Ltd. (South Africa)	10,829	188,907
Nordea Bank Abp (Finland)(a)	71,082	541,865
North Pacific Bank Ltd. (Japan)	74,900	187,466
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	4,800	99,784
Oita Bank Ltd. (The) (Japan)	1,400	43,719
Old National Bancorp	7,707	126,395
OTP Bank Nyrt (Hungary)	10,447	459,873
PacWest Bancorp	4,108	154,502
People’s United Financial, Inc.	6,069	99,774
Pinnacle Financial Partners, Inc.	2,257	123,458
PNC Financial Services Group, Inc. (The)	8,104	994,037
Popular, Inc. (Puerto Rico)(a)	4,869	253,821
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,524,000	873,554
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	44,173	444,206
Qatar International Islamic Bank QSC (Qatar)	2,293	46,094
Qatar Islamic Bank SAQ (Qatar)	3,030	126,226
Qatar National Bank QPSC (Qatar)	12,324	610,782
Regional SAB de CV (Mexico)	6,200	31,230
Regions Financial Corp.	17,183	243,139
Resona Holdings, Inc. (Japan)	101,600	439,623
Royal Bank of Canada (Canada)	20,300	1,531,519
Security Bank Corp. (Philippines)	13,090	43,177
Senshu Ikeda Holdings, Inc. (Japan)	22,300	57,247
Seven Bank Ltd. (Japan)	12,900	38,100
Shiga Bank Ltd. (The) (Japan)	5,800	138,137
Shinhan Financial Group Co. Ltd. (South Korea)	18,699	691,518
Shinsei Bank Ltd. (Japan)*	10,400	147,704
Siam Commercial Bank PCL (The) (Thailand)	92,000	383,118
Signature Bank	1,364	174,687
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,017,213	376,400
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	28,159	244,041
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	271,737	132,413
South State Corp.	1,712	116,998
SpareBank 1 Nord Norge (Norway)	12,684	93,865
SpareBank 1 SMN (Norway)	21,246	215,754
SpareBank 1 SR-Bank ASA (Norway)	6,191	71,435
St Galler Kantonalbank AG (Switzerland)	230	105,816
Sterling Bancorp	5,538	103,173

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan)	79,900	$2,793,544
Suruga Bank Ltd. (Japan)*(a)	21,600	99,985
SVB Financial Group*	14,920	3,317,611
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	303,916
Swedbank AB (Sweden) (Class A Stock)	19,611	277,283
Sydbank A/S (Denmark)	1,602	33,237
Synovus Financial Corp.	3,379	116,102
Taichung Commercial Bank Co. Ltd. (Taiwan)	283,865	105,070
Taishin Financial Holding Co. Ltd. (Taiwan)	813,223	371,175
Taiwan Business Bank (Taiwan)	464,058	181,117
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	676,439	427,954
TCS Group Holding PLC (Russia), GDR	3,364	59,677
Texas Capital Bancshares, Inc.*	1,355	73,969
Thanachart Capital PCL (Thailand)	54,200	93,236
Tisco Financial Group PCL (Thailand)	24,600	68,491
TMB Bank PCL (Thailand)	1,880,200	121,101
Toho Bank Ltd. (The) (Japan)	20,000	53,460
Tokyo Kiraboshi Financial Group, Inc. (Japan)	600	8,491
Toronto-Dominion Bank (The) (Canada)	29,300	1,590,030
Trustmark Corp.	4,008	134,789
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	90,306	89,525
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	157,771	21,543
U.S. Bancorp	19,439	936,765
UMB Financial Corp.	1,258	80,562
Umpqua Holdings Corp.	7,350	121,275
United Bankshares, Inc.	4,063	147,243
United Overseas Bank Ltd. (Singapore)	25,000	464,533
Valiant Holding AG (Switzerland)	1,101	126,521
Valley National Bancorp	9,424	90,282
VTB Bank PJSC (Russia), GDR(a)	306,495	351,658
Wells Fargo & Co.	77,651	3,752,096
Western Alliance Bancorp*	43,434	1,782,531
Westpac Banking Corp. (Australia)	55,915	1,028,251
Wintrust Financial Corp.	1,987	133,785
Woori Financial Group, Inc. (South Korea)	23,316	282,048
Yamaguchi Financial Group, Inc. (Japan)	16,200	136,922
Zions Bancorp NA	74,219	3,370,284

		107,351,502

Beverages — 0.7%
Ambev SA (Brazil), ADR	44,700	192,209
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	8,903	27,952
Anheuser-Busch InBev SA/NV (Belgium)	14,003	1,177,937
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	5,700	44,129
Arca Continental SAB de CV (Mexico)	7,900	43,956
Asahi Group Holdings Ltd. (Japan)	6,700	298,488
Britvic PLC (United Kingdom)	7,558	93,833
Brown-Forman Corp. (Class B Stock)	2,403	126,830
Carabao Group PCL (Thailand) (Class F Stock)	8,700	14,925

A672

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Carlsberg A/S (Denmark) (Class B Stock)	5,239	$655,356
China Resources Beer Holdings Co. Ltd. (China)	26,336	111,960
Cia Cervecerias Unidas SA (Chile)	419	5,998
Cia Cervecerias Unidas SA (Chile), ADR	1,429	42,098
Coca-Cola Amatil Ltd. (Australia)	447,325	2,747,638
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,875	72,763
Coca-Cola Co. (The)	20,086	941,230
Coca-Cola European Partners PLC (United Kingdom)	3,339	172,760
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	39,500	261,010
Constellation Brands, Inc. (Class A Stock)	1,873	328,393
Cott Corp.	4,400	64,205
Davide Campari-Milano SpA (Italy)	4,975	48,878
Diageo PLC (United Kingdom)	130,398	5,332,405
Fevertree Drinks PLC (United Kingdom)	8,516	335,805
Fomento Economico Mexicano SAB de CV (Mexico), ADR	6,040	557,371
Heineken Holding NV (Netherlands)	379	38,012
Heineken NV (Netherlands)	1,156	122,081
Hite Jinro Co. Ltd. (South Korea)	5,924	96,663
Ito En Ltd. (Japan)	1,100	57,101
Keurig Dr. Pepper, Inc.	1,392	38,934
Kirin Holdings Co. Ltd. (Japan)	11,600	276,597
Molson Coors Brewing Co. (Class B Stock)	4,614	275,225
Monster Beverage Corp.*	38,211	2,085,557
PepsiCo, Inc.	7,822	958,586
Pernod Ricard SA (France)	2,259	405,898
Remy Cointreau SA (France)	570	76,039
Royal Unibrew A/S (Denmark)	2,185	161,382
Sapporo Holdings Ltd. (Japan)	3,400	74,180
Suntory Beverage & Food Ltd. (Japan)	1,100	51,606
Takara Holdings, Inc. (Japan)	20,300	240,166
Thai Beverage PCL (Thailand)	372,100	232,127
Tibet Water Resources Ltd. (Hong Kong)*	149,000	46,496
Treasury Wine Estates Ltd. (Australia)	7,652	81,181
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	14,000	66,112
Vina Concha y Toro SA (Chile)	32,757	68,233
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	33,153

		19,183,458

Biotechnology — 0.7%
3SBio, Inc. (China), 144A	20,000	39,503
AbbVie, Inc.	49,535	3,992,026
Abcam PLC (United Kingdom)	14,121	208,507
Adimmune Corp. (Taiwan)*	6,000	4,123
Amgen, Inc.	15,451	2,935,381
BioGaia AB (Sweden) (Class B Stock)	179	8,777
Biogen, Inc.*	9,812	2,319,361
Celgene Corp.*	3,125	294,813
China Biologic Products Holdings, Inc. (China)*	700	63,875
CSL Ltd. (Australia)	1,181	164,011
Gilead Sciences, Inc.	75,997	4,940,565
Grifols SA (Spain)	3,551	99,642

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Incyte Corp.*	3,715	$319,527
Medigen Biotechnology Corp. (Taiwan)*	5,000	9,631
Myriad Genetics, Inc.*	660	21,912
Pharming Group NV (Netherlands)*	9,677	8,814
Regeneron Pharmaceuticals, Inc.*	510	209,416
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	63,935
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Swedish Orphan Biovitrum AB (Sweden)*	399	9,357
United Therapeutics Corp.*	731	85,797
Vertex Pharmaceuticals, Inc.*	20,144	3,705,489

		19,523,975

Building Products — 0.1%
AGC, Inc. (Japan)	6,200	217,078
Aica Kogyo Co. Ltd. (Japan)	2,300	76,737
Armstrong World Industries, Inc.	1,037	82,359
Assa Abloy AB (Sweden) (Class B Stock)	10,142	219,201
Bunka Shutter Co. Ltd. (Japan)	17,600	127,534
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	11,848
China Lesso Group Holdings Ltd. (China)	113,000	73,363
dormakaba Holding AG (Switzerland)*	142	101,798
Dynasty Ceramic PCL (Thailand)	233,400	15,931
Elementia SAB de CV (Mexico), 144A*	24,400	14,041
Fortune Brands Home & Security, Inc.	2,470	117,597
Geberit AG (Switzerland)	359	147,005
JELD-WEN Holding, Inc.*	2,219	39,188
Johnson Controls International PLC	14,223	525,398
Masonite International Corp.*	1,148	57,274
Noritz Corp. (Japan)	3,400	53,056
Owens Corning	3,030	142,774
Resideo Technologies, Inc.*	986	19,020
Rockwool International A/S (Denmark) (Class B Stock)	108	25,318
Sankyo Tateyama, Inc. (Japan)	4,500	60,475
Schweiter Technologies AG (Switzerland)	107	103,570
Simpson Manufacturing Co., Inc.	1,319	78,177
Sunspring Metal Corp. (Taiwan)	6,000	6,449
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	9,941
Trakya Cam Sanayii A/S (Turkey)	24,358	14,540
Universal Forest Products, Inc.	2,078	62,111
Vanachai Group PCL (Thailand)	56,100	9,914
Xxentria Technology Materials Corp. (Taiwan)	10,251	25,304

		2,437,001

Capital Markets — 0.5%
Alaris Royalty Corp. (Canada)	3,100	48,900
Ashmore Group PLC (United Kingdom)	10,496	58,414
Asia Plus Group Holdings PCL (Thailand)	302,400	29,367
ASX Ltd. (Australia)	2,253	111,797
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	861	39,385
B3 SA - Brasil Bolsa Balcao (Brazil)	40,333	328,404
Banca Generali SpA (Italy)	853	21,270
Banco BTG Pactual SA (Brazil), UTS	9,420	86,805
Bank of New York Mellon Corp. (The)	15,373	775,260

A673

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	$28,652
Bolsas y Mercados Espanoles SHMSF SA (Spain)	1,866	52,215
Brait SE (South Africa)*	32,024	53,062
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,600	493,850
Bure Equity AB (Sweden)	2,176	36,418
Bursa Malaysia Bhd (Malaysia)	2,900	4,884
Capital Securities Corp. (Taiwan)	376,640	117,417
Cboe Global Markets, Inc.	1,456	138,961
Central China Securities Co. Ltd. (China) (Class H Stock)	159,000	48,719
Charles Schwab Corp. (The)	3,358	143,588
China Bills Finance Corp. (Taiwan)	164,000	77,927
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	1,710,000	475,706
China Everbright Ltd. (China)	68,000	134,968
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	582,000	383,826
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	827,000	176,212
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	129,200	300,065
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	145,200	207,614
China Minsheng Financial Holding Corp. Ltd. (Hong Kong)*	760,000	17,350
CI Financial Corp. (Canada)	6,200	84,625
CME Group, Inc.	3,316	545,747
Coronation Fund Managers Ltd. (South Africa)	8,669	27,696
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	126,500	112,516
Daiwa Securities Group, Inc. (Japan)	24,100	117,404
Deutsche Boerse AG (Germany)	1,526	196,028
E*TRADE Financial Corp.	5,972	277,280
Euronext NV (Netherlands), 144A	4,240	269,477
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	117,200	117,347
FactSet Research Systems, Inc.	275	68,274
Franklin Resources, Inc.	3,533	117,084
GF Securities Co. Ltd. (China) (Class H Stock)	207,800	299,482
Gimv NV (Belgium)	5,604	314,974
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	92,600	207,655
Haitong International Securities Group Ltd. (Hong Kong)	512,000	202,688
Haitong Securities Co. Ltd. (China) (Class H Stock)	148,000	191,942
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,300	80,388
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	262,000	524,952
IG Group Holdings PLC (United Kingdom)	57,582	390,288
Intercontinental Exchange, Inc.	6,235	474,733
Intermediate Capital Group PLC (United Kingdom)	17,495	242,984

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Investec Ltd. (South Africa)	25,145	$146,989
Jafco Co. Ltd. (Japan)*	1,400	50,094
Janus Henderson Group PLC (United Kingdom)	3,733	93,250
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	293,169	90,549
JSE Ltd. (South Africa)	495	4,531
kabu.com Securities Co. Ltd. (Japan)	1,600	8,039
Kresna Graha Investama Tbk PT (Indonesia)*	539,700	22,957
LPL Financial Holdings, Inc.	1,195	83,232
M&A Capital Partners Co. Ltd. (Japan)*	600	27,357
Magellan Financial Group Ltd. (Australia)	5,934	153,347
MarketAxess Holdings, Inc.	273	67,180
Moscow Exchange MICEX-RTS PJSC (Russia)*	65,340	90,819
MSCI, Inc.	10,517	2,091,200
Nasdaq, Inc.	1,475	129,048
Northern Trust Corp.	2,614	236,332
Numis Corp. PLC (United Kingdom)	11,432	37,339
Orient Securities Co. Ltd. (China) (Class H Stock), 144A	166,400	134,165
Partners Group Holding AG (Switzerland)	145	105,457
President Securities Corp. (Taiwan)	121,818	55,201
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	3,383
Singapore Exchange Ltd. (Singapore)	18,500	99,921
State Street Corp.	15,921	1,047,761
SVG Capital PLC (United Kingdom)^	23,077	—
TD Ameritrade Holding Corp.	3,125	156,219
Uzabase, Inc. (Japan)*	800	21,856
Value Partners Group Ltd. (Hong Kong)	113,000	88,078
Waterland Financial Holdings Co. Ltd. (Taiwan)	197,817	67,396
Yintech Investment Holdings Ltd. (China), ADR	1,900	11,970
Yuanta Financial Holding Co. Ltd. (Taiwan)	1,022,000	582,284
Zeder Investments Ltd. (South Africa)	78,782	22,488

		14,983,042

Chemicals — 1.0%
Acron PJSC (Russia)	424	29,576
ADEKA Corp. (Japan)	7,700	112,935
AECI Ltd. (South Africa)	5,445	36,142
African Oxygen Ltd. (South Africa)	3,650	6,071
Air Liquide SA (France)	28,415	3,617,181
Air Products & Chemicals, Inc.	1,744	333,034
Air Water, Inc. (Japan)	4,300	62,356
Alpek SAB de CV (Mexico)	17,200	23,013
Ashland Global Holdings, Inc.	1,424	111,257
Asia Polymer Corp. (Taiwan)	51,323	23,531
Axalta Coating Systems Ltd.*	7,801	196,663
Barito Pacific Tbk PT (Indonesia)	222,400	56,140
BASF SE (Germany)	15,285	1,126,772
Celanese Corp. (Class A Stock)	1,402	138,251
CF Industries Holdings, Inc.	66,810	2,731,193
China BlueChemical Ltd. (China) (Class H Stock)	338,000	110,200
China General Plastics Corp. (Taiwan)	24,803	18,311
China Man-Made Fiber Corp. (Taiwan)	205,668	66,969

A674

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
China Petrochemical Development Corp. (Taiwan)*	366,000	$144,185
China Sanjiang Fine Chemicals Co. Ltd. (China)	98,000	26,822
China Steel Chemical Corp. (Taiwan)	5,000	21,833
China XLX Fertiliser Ltd. (China)	29,000	10,561
Chr Hansen Holding A/S (Denmark)	594	60,102
Chugoku Marine Paints Ltd. (Japan)	8,000	71,644
Ciech SA (Poland)	2,441	34,182
Corbion NV (Netherlands)	1,687	50,641
Covestro AG (Germany), 144A	28,054	1,547,588
Croda International PLC (United Kingdom)	3,542	232,859
Daicel Corp. (Japan)	9,000	97,718
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	973
Dongyue Group Ltd. (China) (Class H Stock)	117,000	81,559
DuluxGroup Ltd. (Australia)	18,009	94,720
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	10,670
Eastman Chemical Co.	2,529	191,901
Ecolab, Inc.	1,045	184,484
Elkem ASA (Norway), 144A*	40,783	145,221
Eternal Materials Co. Ltd. (Taiwan)	82,860	65,960
Everlight Chemical Industrial Corp. (Taiwan)	47,000	26,135
Formosa Chemicals & Fibre Corp. (Taiwan)	198,890	722,776
Formosa Plastics Corp. (Taiwan)	215,600	766,597
Formosan Rubber Group, Inc. (Taiwan)	63,270	35,509
Formosan Union Chemical (Taiwan)	41,505	19,199
Fufeng Group Ltd. (China)*	111,000	58,391
Fujimi, Inc. (Japan)	2,500	54,676
Fujimori Kogyo Co. Ltd. (Japan)	13,200	363,354
Givaudan SA (Switzerland)*	63	161,591
Grand Pacific Petrochemical (Taiwan)	76,000	59,313
Ho Tung Chemical Corp. (Taiwan)	187,440	40,650
Huabao International Holdings Ltd. (Hong Kong)	74,000	37,729
Huntsman Corp.	5,663	127,361
Incitec Pivot Ltd. (Australia)	45,060	99,721
International CSRC Investment Holdings Co. (Taiwan)	43,648	59,295
International Flavors & Fragrances, Inc.	671	86,418
Israel Corp. Ltd. (The) (Israel)	126	28,779
Kaneka Corp. (Japan)	2,400	89,917
Kansai Paint Co. Ltd. (Japan)	4,000	76,162
Kolon Industries, Inc. (South Korea)	2,104	93,906
Koninklijke DSM NV (Netherlands)	40,595	4,433,867
Kuraray Co. Ltd. (Japan)	8,100	103,093
Kureha Corp. (Japan)	1,100	61,669
Lenzing AG (Austria)	355	38,102
Linde PLC (United Kingdom)	1,609	283,071
Lintec Corp. (Japan)	3,800	82,132
Lotte Chemical Corp. (South Korea)	798	204,448
Mexichem SAB de CV (Mexico)	43,500	103,986
Nan Ya Plastics Corp. (Taiwan)	300,000	768,076
Nantex Industry Co. Ltd. (Taiwan)	24,785	26,631
Nippon Kayaku Co. Ltd. (Japan)	5,200	61,417
Nippon Shokubai Co. Ltd. (Japan)	5,900	384,902
Nitto Denko Corp. (Japan)	2,500	131,484

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
NOF Corp. (Japan)	2,200	$74,972
Novozymes A/S (Denmark) (Class B Stock)	1,930	88,981
Nufarm Ltd. (Australia)	8,936	29,893
Omnia Holdings Ltd. (South Africa)	3,410	12,002
Oriental Union Chemical Corp. (Taiwan)	23,000	19,515
Petkim Petrokimya Holding A/S (Turkey)	18,806	15,335
PhosAgro PJSC (Russia), GDR	3,343	42,078
PPG Industries, Inc.	2,267	255,876
Sanyo Chemical Industries Ltd. (Japan)	500	23,162
Sasol Ltd. (South Africa)	29,880	931,301
Scotts Miracle-Gro Co. (The)	890	69,936
Sensient Technologies Corp.	1,187	80,467
Sesoda Corp. (Taiwan)	22,262	18,613
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)	17,100	12,082
Shanghai Huayi Group Co. Ltd. (China) (Class B Stock)	24,100	22,736
Sherwin-Williams Co. (The)	9,336	4,021,109
Shinkong Synthetic Fibers Corp. (Taiwan)	238,000	107,950
Sika AG (Switzerland)	1,510	212,018
Silver Grant International Industries Ltd. (China)*	188,000	38,085
Sinon Corp. (Taiwan)	57,000	33,676
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	142,000	67,807
Soda Sanayii A/S (Turkey)	7,931	10,690
Soulbrain Co. Ltd. (South Korea)	1,764	82,177
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,400	51,540
Symrise AG (Germany)	1,030	93,156
T Hasegawa Co. Ltd. (Japan)	4,600	74,135
Taiwan Fertilizer Co. Ltd. (Taiwan)	73,000	109,441
Taiwan Styrene Monomer (Taiwan)	41,000	32,457
Teijin Ltd. (Japan)	7,100	117,125
Tikkurila OYJ (Finland)	4,696	76,995
Toagosei Co. Ltd. (Japan)	2,500	26,419
Tokyo Ohka Kogyo Co. Ltd. (Japan)	300	8,190
Toray Industries, Inc. (Japan)	40,700	259,845
Toyobo Co. Ltd. (Japan)	5,100	65,164
TSRC Corp. (Taiwan)	36,000	32,159
Ube Industries Ltd. (Japan)	6,700	137,535
UPC Technology Corp. (Taiwan)	101,807	41,201
USI Corp. (Taiwan)	90,718	35,529
Victrex PLC (United Kingdom)	5,303	149,159
WR Grace & Co.	634	49,477
Yara International ASA (Norway)	4,199	172,218

		29,365,781

Commercial Services & Supplies — 0.1%
A2B Australia Ltd. (Australia)	10,040	14,983
ABM Industries, Inc.	1,590	57,797
Aeon Delight Co. Ltd. (Japan)	1,300	50,573
Babcock International Group PLC (United Kingdom)	15,563	100,170
Blue Label Telecoms Ltd. (South Africa)*	37,228	9,712
Brady Corp. (Class A Stock)	1,373	63,721
Brambles Ltd. (Australia)	13,742	114,818
China Everbright International Ltd. (China)	203,000	206,823
Cimpress NV (Netherlands)*	183	14,664

A675

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cintas Corp.	676	$136,626
Cleanaway Co. Ltd. (Taiwan)	4,000	22,478
Copart, Inc.*(a)	1,549	93,854
Covanta Holding Corp.	5,288	91,535
Dai Nippon Printing Co. Ltd. (Japan)	8,200	196,225
Deluxe Corp.	1,523	66,586
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	3,709
Downer EDI Ltd. (Australia)	2,844	15,510
Duskin Co. Ltd. (Japan)	6,400	152,463
Dynagreen Environmental Protection Group Co. Ltd. (China)*	23,000	10,845
ECOVE Environment Corp. (Taiwan)	1,000	6,137
Greentown Service Group Co. Ltd. (China)	24,000	21,359
Healthcare Services Group, Inc.	1,123	37,048
HomeServe PLC (United Kingdom)	3,081	41,195
Intrum AB (Sweden)	2,850	82,045
KAR Auction Services, Inc.	1,720	88,253
Kokuyo Co. Ltd. (Japan)	10,500	153,948
Loomis AB (Sweden) (Class B Stock)	2,511	86,637
Park24 Co. Ltd. (Japan)	1,100	23,882
Relia, Inc. (Japan)	3,300	28,731
Rentokil Initial PLC (United Kingdom)	2,508	11,559
Republic Services, Inc.	2,702	217,187
S-1 Corp. (South Korea)	969	85,555
Sato Holdings Corp. (Japan)	1,600	37,542
Secom Co. Ltd. (Japan)	2,200	188,439
Securitas AB (Sweden) (Class B Stock)	6,591	106,568
SmartGroup Corp. Ltd. (Australia)	21,537	121,250
Societe BIC SA (France)	687	61,234
Sohgo Security Services Co. Ltd. (Japan)	1,300	56,590
Steelcase, Inc. (Class A Stock)	2,864	41,671
Stericycle, Inc.*	1,678	91,317
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	15,694
Taiwan Secom Co. Ltd. (Taiwan)	7,135	20,064
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	46,150	57,219
Tomra Systems ASA (Norway)	5,593	167,184
Toppan Forms Co. Ltd. (Japan)	6,400	54,715
Toppan Printing Co. Ltd. (Japan)	10,500	158,621
Transcontinental, Inc. (Canada) (Class A Stock)	3,700	46,321
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	15,104
Waste Connections, Inc., (TSX)	2,438	215,951
Waste Management, Inc.	2,888	300,092
YC Co. Ltd. (Taiwan)	51,313	23,051

		4,085,255

Communications Equipment — 0.3%
ADTRAN, Inc.	2,532	34,688
China All Access Holdings Ltd. (Hong Kong)	138,000	8,987
Cisco Systems, Inc.	38,961	2,103,504
Comba Telecom Systems Holdings Ltd. (Hong Kong)*	104,000	24,389
Denki Kogyo Co. Ltd. (Japan)	1,800	54,071

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	$11,305
EchoStar Corp. (Class A Stock)*	1,908	69,547
F5 Networks, Inc.*	615	96,512
Finisar Corp.*	2,451	56,790
Hitron Technology, Inc. (Taiwan)	16,248	11,364
InterDigital, Inc.	580	38,268
Juniper Networks, Inc.	4,901	129,729
Lanner Electronics, Inc. (Taiwan)	5,100	13,010
NetScout Systems, Inc.*	2,291	64,308
Nokia OYJ (Finland)	97,368	554,348
O-Net Technologies Group Ltd. (China)*	17,000	9,836
Sercomm Corp. (Taiwan)	17,000	37,341
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*^	15,300	3,132
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	418,874	3,857,960
Unizyx Holding Corp. (Taiwan)*	37,000	18,546
VTech Holdings Ltd. (Hong Kong)	7,400	75,832
Wistron NeWeb Corp. (Taiwan)	17,764	46,836
Zinwell Corp. (Taiwan)	25,000	17,610
ZTE Corp. (China) (Class H Stock)*	9,600	29,017

		7,366,930

Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	71,301	3,135,351
Acter Co. Ltd. (Taiwan)	2,300	13,709
Adhi Karya Persero Tbk PT (Indonesia)	189,800	21,976
AECOM*	16,580	491,929
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	37,061
BES Engineering Corp. (Taiwan)	201,000	52,699
Bouygues SA (France)	4,915	176,057
Budimex SA (Poland)	295	11,394
CH Karnchang PCL (Thailand)	21,500	16,969
China Communications Construction Co. Ltd. (China) (Class H Stock)	302,000	312,952
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,386,000	168,005
China Machinery Engineering Corp. (China) (Class H Stock)	100,000	51,149
China Railway Construction Corp. Ltd. (China) (Class H Stock)	158,000	208,045
China Railway Group Ltd. (China) (Class H Stock)	240,000	219,351
China State Construction International Holdings Ltd. (China)	164,000	154,248
Cie d’Entreprises CFE (Belgium)	452	42,132
COMSYS Holdings Corp. (Japan)	2,600	70,934
Continental Holdings Corp. (Taiwan)	85,300	43,802
CTCI Corp. (Taiwan)	27,000	42,086
Ellaktor SA (Greece)*	16,805	30,542
EMCOR Group, Inc.	1,495	109,255
Ferrovial SA (Spain)	6,459	151,450
GEK Terna Holding Real Estate Construction SA (Greece)*	6,942	38,312
Hazama Ando Corp. (Japan)	11,600	77,645

A676

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Hebei Construction Group Corp. Ltd. (China) (Class H Stock)*	57,500	$52,989
Implenia AG (Switzerland)	1,838	54,885
Kajima Corp. (Japan)	14,800	218,657
Kandenko Co. Ltd. (Japan)	10,800	92,222
Kinden Corp. (Japan)	4,400	72,896
Koninklijke Volkerwessels NV (Netherlands)	6,094	125,957
Kumagai Gumi Co. Ltd. (Japan)	1,600	50,005
Kung Sing Engineering Corp. (Taiwan)	42,000	10,917
Kyowa Exeo Corp. (Japan)	1,400	38,686
Maeda Corp. (Japan)	29,100	288,843
Maeda Road Construction Co. Ltd. (Japan)	4,000	77,717
Maire Tecnimont SpA (Italy)	21,703	83,014
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	190,000	56,232
Mirait Holdings Corp. (Japan)	2,600	37,990
Monadelphous Group Ltd. (Australia)	977	12,036
Murray & Roberts Holdings Ltd. (South Africa)	21,873	21,596
Nippo Corp. (Japan)	3,000	55,952
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	62,415
Nippon Road Co. Ltd. (The) (Japan)	700	41,199
Nishimatsu Construction Co. Ltd. (Japan)	4,800	106,390
Obayashi Corp. (Japan)	23,800	239,688
Per Aarsleff Holding A/S (Denmark)	2,270	75,312
Raito Kogyo Co. Ltd. (Japan)	4,100	55,262
Raubex Group Ltd. (South Africa)	7,049	9,778
Rich Development Co. Ltd. (Taiwan)	127,000	39,962
Run Long Construction Co. Ltd. (Taiwan)	8,000	18,129
Sanki Engineering Co. Ltd. (Japan)	7,600	83,069
Shimizu Corp. (Japan)	22,200	192,992
SHO-BOND Holdings Co. Ltd. (Japan)	600	40,077
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	217,500	212,788
Sino-Thai Engineering & Construction PCL (Thailand)	30,500	23,215
Skanska AB (Sweden) (Class B Stock)	8,649	157,005
SNC-Lavalin Group, Inc. (Canada)	3,600	91,350
Sumitomo Densetsu Co. Ltd. (Japan)	2,900	49,159
Taikisha Ltd. (Japan)	3,100	94,133
Taisei Corp. (Japan)	4,500	209,040
Tekfen Holding A/S (Turkey)	3,919	15,906
TOA ROAD Corp. (Japan)	1,000	26,162
Totetsu Kogyo Co. Ltd. (Japan)	2,200	60,605
Unique Engineering & Construction PCL (Thailand)	63,000	19,604
United Integrated Services Co. Ltd. (Taiwan)	7,600	26,829
Valmont Industries, Inc.	511	66,481
Veidekke ASA (Norway)	1,266	13,292
Vinci SA (France)	7,547	735,270
Waskita Karya Persero Tbk PT (Indonesia)	232,000	32,448
Wijaya Karya Persero Tbk PT (Indonesia)	235,300	35,781
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	11,952
WSP Global, Inc. (Canada)	1,700	92,903
Yokogawa Bridge Holdings Corp. (Japan)	700	12,027

		9,977,870

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	30,000	$184,000
Asia Cement China Holdings Corp. (China)	32,500	32,121
Asia Cement Corp. (Taiwan)	167,000	217,585
BBMG Corp. (China) (Class H Stock)	148,000	54,474
Cementos Argos SA (Colombia)	16,183	40,000
Cementos Pacasmayo SAA (Peru)	19,362	38,226
CHC Resources Corp. (Taiwan)	4,400	7,386
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)*	545	652
CSG Holding Co. Ltd. (China) (Class B Stock)	34,500	13,425
Forterra PLC (United Kingdom), 144A	6,373	24,412
Goldsun Building Materials Co. Ltd. (Taiwan)	245,000	68,137
Grupo Argos SA (Colombia)	15,158	86,059
Huaxin Cement Co. Ltd. (China) (Class B Stock)	15,500	31,498
Ibstock PLC (United Kingdom), 144A	15,048	47,069
Magnesita Refratarios SA (Brazil)	1,520	24,691
Martin Marietta Materials, Inc.	747	150,281
PPC Ltd. (South Africa)*	63,391	20,650
Siam Cement PCL (The) (Thailand)	12,550	190,754
Siam City Cement PCL (Thailand)	6,700	47,599
Sumitomo Osaka Cement Co. Ltd. (Japan)	2,200	86,635
Taiheiyo Cement Corp. (Japan)	3,900	130,074
Taiwan Cement Corp. (Taiwan)	259,700	348,522
Titan Cement Co. SA (Greece)	2,725	58,731
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	3,787
TPI Polene PCL (Thailand)	582,300	37,888
Universal Cement Corp. (Taiwan)	87,538	55,991
Vulcan Materials Co.	1,497	177,245
Waskita Beton Precast Tbk PT (Indonesia)	744,400	21,098
West China Cement Ltd. (China)	308,000	40,938

		2,239,928

Consumer Finance — 0.3%
Ally Financial, Inc.	145,705	4,005,430
American Express Co.	6,435	703,346
Chong Sing Holdings FinTech Gr (China)*	708,000	5,907
Credit Saison Co. Ltd. (Japan)	13,400	176,850
Discover Financial Services	5,155	366,830
FirstCash, Inc.	1,144	98,956
KRUK SA (Poland)	902	35,894
Navient Corp.	7,525	87,064
Nelnet, Inc. (Class A Stock)	1,524	83,927
PPDAI Group, Inc. (China), ADR*	5,100	19,278
Qudian, Inc. (China), ADR*	8,400	42,504
Safmar Financial Investment (Russia)	2,590	19,814
Samsung Card Co. Ltd. (South Korea)	1,987	60,038
Santander Consumer USA Holdings, Inc.	2,871	60,664
SLM Corp.	8,173	80,994
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	130,631
Synchrony Financial	62,687	1,999,716
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	9,482
Yulon Finance Corp. (Taiwan)	8,000	29,809

		8,017,134

A677

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	5,239	$57,261
AptarGroup, Inc.	894	95,113
Avery Dennison Corp.	453	51,189
Ball Corp.	2,511	145,286
Bemis Co., Inc.	973	53,982
Berry Global Group, Inc.*	8,351	449,868
CCL Industries, Inc. (Canada) (Class B Stock)	2,200	89,063
Cheng Loong Corp. (Taiwan)	96,000	63,983
CPMC Holdings Ltd. (China)	73,000	29,384
Fuji Seal International, Inc. (Japan)	2,000	72,256
Graphic Packaging Holding Co.	5,412	68,354
Greatview Aseptic Packaging Co. Ltd. (China)	82,000	50,051
Huhtamaki OYJ (Finland)	2,278	84,891
International Paper Co.	5,700	263,739
Klabin SA (Brazil), UTS	33,400	144,848
Mpact Ltd. (South Africa)	12,828	21,762
Nampak Ltd. (South Africa)*	39,467	30,576
Orora Ltd. (Australia)	29,178	61,995
Packaging Corp. of America	984	97,790
Rengo Co. Ltd. (Japan)	10,100	94,828
Sealed Air Corp.	486	22,385
Silgan Holdings, Inc.	2,999	88,860
Smurfit Kappa Group PLC (Ireland)	6,095	170,584
Sonoco Products Co.	1,920	118,138
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	35,000	55,872
Ton Yi Industrial Corp. (Taiwan)	62,000	26,393
Westrock Co.	47,104	1,806,438
Youyuan International Holdings Ltd. (China)*	100,000	31,391

		4,346,280

Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	5,000	98,391
China Animation Characters Co. Ltd. (Hong Kong)	32,000	9,834
Chori Co. Ltd. (Japan)	1,200	16,862
Dah Chong Hong Holdings Ltd. (China)	75,000	27,131
Genuine Parts Co.	1,497	167,709
Inchcape PLC (United Kingdom)	49,043	365,206
LKQ Corp.*	4,657	132,166
Paltac Corp. (Japan)	1,100	59,859
Pool Corp.	502	82,815
Test Rite International Co. Ltd. (Taiwan)	27,000	19,732
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	81,000	63,099

		1,042,804

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	1,147	53,129
Advtech Ltd. (South Africa)	833	709
Anima Holding SA (Brazil)	2,600	12,212
Benesse Holdings, Inc. (Japan)	1,600	41,514
Bright Scholar Education Holdings Ltd. (China), ADR*	2,400	24,816
China Distance Education Holdings Ltd. (China), ADR*	1,200	8,124
Curro Holdings Ltd. (South Africa)	3,899	6,403

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Estacio Participacoes SA (Brazil)	7,900	$53,610
frontdoor, Inc.*	591	20,342
Fu Shou Yuan International Group Ltd. (China)	47,000	43,264
G8 Education Ltd. (Australia)	42,667	91,837
Graham Holdings Co. (Class B Stock)	113	77,199
Grand Canyon Education, Inc.*	568	65,042
H&R Block, Inc.	37,018	886,211
Houghton Mifflin Harcourt Co.*	4,247	30,876
InvoCare Ltd. (Australia)	5,981	60,295
Kroton Educacional SA (Brazil)	52,516	140,567
Lung Yen Life Service Corp. (Taiwan)	12,000	24,261
Meiko Network Japan Co. Ltd. (Japan)	1,100	9,557
Navitas Ltd. (Australia)	5,003	20,504
New Oriental Education & Technology Group, Inc. (China), ADR*	2,500	225,225
Regis Corp.*	2,702	53,148
Riso Kyoiku Co. Ltd. (Japan)	17,100	78,879
Ser Educacional SA (Brazil), 144A	1,800	9,424
Service Corp. International	1,397	56,090
ServiceMaster Global Holdings, Inc.*	1,183	55,246
Stadio Holdings Ltd. (South Africa)*	3,899	944
TAL Education Group (China), ADR*	7,500	270,600
Tarena International, Inc. (China), ADR(a)	2,500	13,575
Virscend Education Co. Ltd. (China), 144A	28,000	12,987
Wisdom Education International Holdings Co. Ltd. (China)	34,000	16,567

		2,463,157

Diversified Financial Services — 0.5%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	6,620
Amanat Holdings PJSC (United Arab Emirates)	307,850	78,949
Berkshire Hathaway, Inc. (Class B Stock)*	20,116	4,041,103
China Merchants China Direct Investments Ltd. (China)	26,000	37,780
Corp Financiera Colombiana SA (Colombia), (BVC)*	3,156	26,234
Far East Horizon Ltd. (China)	258,000	274,348
Financial Products Group Co. Ltd. (Japan)	9,500	77,711
First Pacific Co. Ltd. (Hong Kong)	182,000	66,379
Fuyo General Lease Co. Ltd. (Japan)	2,300	113,835
Groupe Bruxelles Lambert SA (Belgium)	820	79,805
Grupo de Inversiones Suramericana SA (Colombia)	18,707	214,999
IBJ Leasing Co. Ltd. (Japan)	2,000	47,182
Inversiones La Construccion SA (Chile)	945	16,431
Investor AB (Sweden) (Class B Stock)	10,233	461,248
KBC Ancora (Belgium)	4,318	200,871
L E Lundbergforetagen AB (Sweden) (Class B Stock)	5,898	186,795
Metro Pacific Investments Corp. (Philippines)	798,400	73,957
ORIX Corp. (Japan)	219,200	3,146,070
Plus500 Ltd. (Israel)	11,646	114,130
Remgro Ltd. (South Africa)	22,131	284,871
Ricoh Leasing Co. Ltd. (Japan)	200	6,035
Sofina SA (Belgium)	1,194	232,523

A678

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.	70,658	$3,530,074

		13,317,950

Diversified Telecommunication Services — 0.7%
Asia Pacific Telecom Co. Ltd. (Taiwan)*	250,000	59,435
AT&T, Inc.	114,674	3,596,177
BCE, Inc. (Canada)	1,722	76,465
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	104,261	74,813
BT Group PLC (United Kingdom)	127,714	371,443
China Communications Services Corp. Ltd. (China) (Class H Stock)	446,000	398,014
China Telecom Corp. Ltd. (China) (Class H Stock)	2,508,000	1,393,528
China Tower Corp. Ltd. (China) (Class H Stock), 144A*	6,068,000	1,411,598
China Unicom Hong Kong Ltd. (China)	556,000	705,990
Chunghwa Telecom Co. Ltd. (Taiwan)	145,000	514,564
CITIC Telecom International Holdings Ltd. (China)	761,000	342,856
Deutsche Telekom AG (Germany)	48,724	810,017
Elisa OYJ (Finland)	1,352	61,022
Euskaltel SA (Spain), 144A	2,403	22,403
Hellenic Telecommunications Organization SA (Greece)	9,921	132,722
HKT Trust & HKT Ltd. (Hong Kong)	72,000	115,806
Iliad SA (France)	426	42,879
Inmarsat PLC (United Kingdom)	9,989	72,493
Koninklijke KPN NV (Netherlands)	59,813	189,740
KT Corp. (South Korea)	5,655	136,397
Link Net Tbk PT (Indonesia)	36,700	11,578
Magyar Telekom Telecommunications PLC (Hungary)	49,182	79,409
Nippon Telegraph & Telephone Corp. (Japan)	58,900	2,501,571
O2 Czech Republic A/S (Czech Republic)	2,242	24,362
Orange Polska SA (Poland)*	76,694	102,636
Orange SA (France)	48,023	782,595
Proximus SADP (Belgium)	4,419	127,706
Rostelecom PJSC (Russia)	96,610	106,830
Singapore Telecommunications Ltd. (Singapore)	111,200	248,066
Spark New Zealand Ltd. (New Zealand)	28,501	73,777
Sunrise Communications Group AG (Switzerland), 144A*	6,229	459,679
Swisscom AG (Switzerland)	422	206,782
Telecom Italia SpA (Italy), (AQXE)*(a)	453,880	282,914
Telecom Italia SpA (Italy), (SGMX)	216,996	123,606
Telefonica Brasil SA (Brazil), ADR(a)	19,900	240,193
Telefonica Deutschland Holding AG (Germany)	23,507	73,939
Telefonica SA (Spain)	94,424	792,253
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,068,500	296,336
Telenor ASA (Norway)	5,432	108,873
Telesites SAB de CV (Mexico)*	18,300	11,823
Telia Co. AB (Sweden)	49,406	223,082
Telkom SA SOC Ltd. (South Africa)	19,084	96,461
Telstra Corp. Ltd. (Australia)	38,423	90,536

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
TELUS Corp. (Canada)	2,900	$107,416
Thaicom PCL (Thailand)	57,600	12,929
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	12,562
Verizon Communications, Inc.	39,059	2,309,559
Vocus Group Ltd. (Australia)*	22,500	58,820

		20,094,655

Electric Utilities — 0.7%
ALLETE, Inc.	1,790	147,192
Alliant Energy Corp.	4,303	202,800
Alupar Investimento SA (Brazil), UTS	1,743	10,319
American Electric Power Co., Inc.	32,166	2,693,903
Avangrid, Inc.(a)	2,086	105,030
BKW AG (Switzerland)	3,192	217,737
Celsia SA ESP (Colombia)	21,731	30,197
CEZ A/S (Czech Republic)	7,723	181,511
Chubu Electric Power Co., Inc. (Japan)	31,300	488,594
Chugoku Electric Power Co., Inc. (The) (Japan)	7,200	89,763
Cia Paranaense de Energia (Brazil)	1,900	15,582
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	131,496
CLP Holdings Ltd. (Hong Kong)	133,500	1,547,529
Contact Energy Ltd. (New Zealand)	80,107	378,701
Duke Energy Corp.	7,691	692,190
Edison International	4,155	257,278
EDP - Energias de Portugal SA (Portugal)	49,067	192,776
EDP - Energias do Brasil SA (Brazil)	11,300	49,092
El Paso Electric Co.	2,026	119,169
Elia System Operator SA/NV (Belgium)	2,959	207,390
Emera, Inc. (Canada)	5,700	213,140
Endesa SA (Spain)	3,627	92,569
Enea SA (Poland)*	37,149	84,716
Enel Chile SA (Chile)	990,076	103,735
Enel SpA (Italy)	116,497	747,234
Energa SA (Poland)*	31,942	71,897
Engie Energia Chile SA (Chile)	40,080	77,126
Entergy Corp.	1,822	174,238
Equatorial Energia SA (Brazil)	2,900	59,143
Evergy, Inc.	1,338	77,671
Eversource Energy	2,638	187,166
EVN AG (Austria)	4,080	59,640
Exelon Corp.	61,724	3,094,225
Federal Grid Co. Unified Energy System PJSC (Russia)	51,190,000	127,669
First Philippine Holdings Corp. (Philippines)	22,890	34,635
FirstEnergy Corp.	2,652	110,350
Fortis, Inc. (Canada)	7,200	266,104
Fortum OYJ (Finland)	7,266	148,738
Hawaiian Electric Industries, Inc.	2,865	116,806
Hokkaido Electric Power Co., Inc. (Japan)	8,300	47,688
Hokuriku Electric Power Co. (Japan)*	8,200	64,252
Iberdrola SA (Spain)	108,166	949,444
IDACORP, Inc.	1,988	197,886
Infratil Ltd. (New Zealand)	52,847	150,019
Inter RAO UES PJSC (Russia)	2,211,000	125,980
Interconexion Electrica SA ESP (Colombia)	10,083	50,478
Kansai Electric Power Co., Inc. (The) (Japan)	19,200	283,118

A679

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Korea District Heating Corp. (South Korea)*	1,333	$71,699
Korea Electric Power Corp. (South Korea)*	16,905	445,188
Kyushu Electric Power Co., Inc. (Japan)	15,300	180,561
Light SA (Brazil)	5,100	26,442
Manila Electric Co. (Philippines)	3,310	23,979
Mosenergo PJSC (Russia)	939,000	29,988
NextEra Energy, Inc.	2,916	563,721
OGE Energy Corp.	3,154	136,000
Okinawa Electric Power Co., Inc. (The) (Japan)	7,090	120,517
Orsted A/S (Denmark), 144A	2,058	156,191
PGE Polska Grupa Energetyczna SA (Poland)*	113,331	293,646
Pinnacle West Capital Corp.	1,037	99,116
PNM Resources, Inc.	2,649	125,404
Portland General Electric Co.	2,442	126,593
Power Assets Holdings Ltd. (Hong Kong)	16,500	114,551
PPL Corp.	8,559	271,663
Red Electrica Corp. SA (Spain)	3,760	80,122
Rosseti PJSC (Russia)	4,946,000	72,980
RusHydro PJSC (Russia)	21,913,000	166,814
Shikoku Electric Power Co., Inc. (Japan)	10,000	121,642
Southern Co. (The)	9,584	495,301
SSE PLC (United Kingdom)	14,366	222,166
Tauron Polska Energia SA (Poland)*	188,695	99,685
Terna Rete Elettrica Nazionale SpA (Italy)	9,591	60,890
Tohoku Electric Power Co., Inc. (Japan)	22,900	291,906
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	49,000	309,806
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	8,700	55,151
Trustpower Ltd. (New Zealand)	18,672	84,150
Verbund AG (Austria)	1,675	80,269
Xcel Energy, Inc.	2,775	155,983

		20,556,040

Electrical Equipment — 0.3%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	2,513
AMETEK, Inc.	2,050	170,089
Chicony Power Technology Co. Ltd. (Taiwan)	18,200	33,832
China Electric Manufacturing Corp. (Taiwan)	66,000	21,360
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	36,000	31,266
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	25,055
CyberPower Systems, Inc. (Taiwan)	5,000	13,809
Eaton Corp. PLC	1,142	92,000
Emerson Electric Co.	4,552	311,675
Endo Lighting Corp. (Japan)	2,700	18,555
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	19,030	9,086
Fujikura Ltd. (Japan)	2,200	8,279
Fullshare Holdings Ltd. (Hong Kong)*(a)	265,000	35,590
Futaba Corp. (Japan)	3,800	57,668
GS Yuasa Corp. (Japan)	3,000	58,802
Gunkul Engineering PCL (Thailand)	199,466	19,523

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)	59,700	$61,311
Jiangnan Group Ltd. (China)*	300,000	16,430
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	16,327
Legrand SA (France)	3,399	227,868
Nidec Corp. (Japan)	2,200	279,000
Nippon Carbon Co. Ltd. (Japan)	1,200	53,332
Nitto Kogyo Corp. (Japan)	3,300	65,988
OSRAM Licht AG (Germany)	2,735	94,533
Schneider Electric SE (France)	53,912	4,234,257
SEC Carbon Ltd. (Japan)	500	43,903
Sensata Technologies Holding PLC*	2,726	122,725
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	106,000	40,295
Signify NV (Netherlands), 144A	16,382	438,650
Sino-American Electronic Co. Ltd. (Taiwan)^	1,183	—
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
Teco Electric & Machinery Co. Ltd. (Taiwan)	176,000	119,995
Thermon Group Holdings, Inc.*	2,956	72,452
Ushio, Inc. (Japan)	7,100	82,807
Voltronic Power Technology Corp. (Taiwan)	2,102	41,222
Well Shin Technology Co. Ltd. (Taiwan)	7,000	12,650
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	48,500	287,708
Zippy Technology Corp. (Taiwan)	5,000	6,028

		7,226,592

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc. (China)	25,500	152,540
Amano Corp. (Japan)	2,900	68,306
Amphenol Corp. (Class A Stock)	1,855	175,186
Anxin-China Holdings Ltd. (Hong Kong)^	196,000	—
AU Optronics Corp. (Taiwan)	1,028,000	378,604
Azbil Corp. (Japan)	4,100	95,995
Barco NV (Belgium)	2,864	439,068
Benchmark Electronics, Inc.	3,090	81,113
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	38,050
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	18,517
Canon Electronics, Inc. (Japan)	4,000	63,347
CDW Corp.	22,896	2,206,487
Central Wealth Group Holdings Ltd. (Hong Kong)*	546,000	4,248
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	18,441
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	268,000	212,709
Chin-Poon Industrial Co. Ltd. (Taiwan)	33,000	40,864
Citizen Watch Co. Ltd. (Japan)	29,600	164,918
Coretronic Corp. (Taiwan)	33,000	52,230
Daiwabo Holdings Co. Ltd. (Japan)	1,500	86,348
DataTec Ltd. (South Africa)*	20,409	47,100
Delta Electronics Thailand PCL (Thailand)	18,800	42,070
Delta Electronics, Inc. (Taiwan)	56,000	289,889
Dolby Laboratories, Inc. (Class A Stock)	1,578	99,367
Edom Technology Co. Ltd. (Taiwan)	16,000	7,307
Electrocomponents PLC (United Kingdom)	29,061	212,966

A680

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
ESPEC Corp. (Japan)	1,000	$18,663
FIT Hon Teng Ltd. (Taiwan), 144A	64,000	31,123
FLIR Systems, Inc.	1,416	67,373
Flytech Technology Co. Ltd. (Taiwan)	8,000	20,310
Foxconn Technology Co. Ltd. (Taiwan)	104,000	207,974
Halma PLC (United Kingdom)	2,332	50,836
Hamamatsu Photonics KK (Japan)	2,200	85,171
HannStar Display Corp. (Taiwan)	464,000	103,017
Hexagon AB (Sweden) (Class B Stock)	3,409	178,294
Hirose Electric Co. Ltd. (Japan)	876	91,926
Hitachi Ltd. (Japan)	119,600	3,873,045
Hollysys Automation Technologies Ltd. (China)	4,000	83,759
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,000,437	2,396,821
Horiba Ltd. (Japan)	2,700	150,316
Inficon Holding AG (Switzerland)*	203	113,366
Ingenico Group SA (France)	1,511	108,018
Innolux Corp. (Taiwan)	1,582,000	514,124
Isra Vision AG (Germany)	1,922	72,204
Itron, Inc.*	1,070	49,916
Jabil, Inc.	3,288	87,428
Jenoptik AG (Germany)	8,209	306,854
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	57,553
KCE Electronics PCL (Thailand)	48,000	36,781
Keyence Corp. (Japan)	700	437,084
Keysight Technologies, Inc.*	7,582	661,150
Kingboard Holdings Ltd. (China)	83,000	295,198
Kingboard Laminates Holdings Ltd. (Hong Kong)	74,000	78,126
Kyocera Corp. (Japan)	11,800	692,947
LG Display Co. Ltd. (South Korea)*	12,208	210,116
Lotes Co. Ltd. (Taiwan)	3,427	27,785
Macnica Fuji Electronics Holdings, Inc. (Japan)	2,500	34,108
More Return PCL (Thailand)*	136,400	1,160
Mycronic AB (Sweden)	1,457	20,774
Nan Ya Printed Circuit Board Corp. (Taiwan)*	23,000	34,939
National Instruments Corp.	5,962	264,475
Nippon Signal Co. Ltd. (Japan)	1,600	14,314
Oki Electric Industry Co. Ltd. (Japan)	7,400	87,435
OSI Systems, Inc.*	506	44,326
Plexus Corp.*	1,254	76,431
Polytronics Technology Corp. (Taiwan)	4,000	7,241
Posiflex Technology, Inc. (Taiwan)	5,149	18,002
Promate Electronic Co. Ltd. (Taiwan)	31,000	32,667
Ryosan Co. Ltd. (Japan)	4,500	120,520
Ryoyo Electro Corp. (Japan)	200	2,922
Sanmina Corp.*	1,707	49,247
Sanshin Electronics Co. Ltd. (Japan)	6,100	104,307
Shimadzu Corp. (Japan)	3,000	86,954
Simplo Technology Co. Ltd. (Taiwan)	9,000	79,569
Sinbon Electronics Co. Ltd. (Taiwan)	8,390	28,263
Sirtec International Co. Ltd. (Taiwan)	12,800	10,214
Supreme Electronics Co. Ltd. (Taiwan)	34,000	34,722
SVI PCL (Thailand)	141,400	21,321
Syncmold Enterprise Corp. (Taiwan)	9,000	24,388

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.	1,140	$108,745
Synnex Technology International Corp. (Taiwan)	92,750	111,456
Taiwan PCB Techvest Co. Ltd. (Taiwan)	34,000	40,870
TDK Corp. (Japan)	5,100	400,492
TE Connectivity Ltd.	3,515	283,836
Test Research, Inc. (Taiwan)	16,000	29,078
Topoint Technology Co. Ltd. (Taiwan)	18,900	12,495
Toyo Corp. (Japan)	2,800	22,123
Tripod Technology Corp. (Taiwan)	32,000	103,682
Tunghsu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	7,294
TXC Corp. (Taiwan)	17,000	17,837
Venture Corp. Ltd. (Singapore)	11,600	153,920
Wah Lee Industrial Corp. (Taiwan)	21,000	36,361
WPG Holdings Ltd. (Taiwan)	87,360	114,038
WT Microelectronics Co. Ltd. (Taiwan)	61,484	81,223
Zebra Technologies Corp. (Class A Stock)*	4,269	894,484
Zenitron Corp. (Taiwan)	50,000	37,295

		19,756,476

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co.	19,489	540,235
China Oilfield Services Ltd. (China) (Class H Stock)	56,000	60,565
John Wood Group PLC (United Kingdom)	10,990	72,729
Mullen Group Ltd. (Canada)	3,400	30,480
Schlumberger Ltd.	12,342	537,741
SEACOR Holdings, Inc.*	1,164	49,214
SEACOR Marine Holdings, Inc.*	1,169	15,559
ShawCor Ltd. (Canada)	2,200	32,942
Subsea 7 SA (United Kingdom)	11,331	140,876
TechnipFMC PLC (United Kingdom)	61,250	1,440,599
Tecnicas Reunidas SA (Spain)	1,470	41,387
Tenaris SA (Luxembourg)	7,469	105,358
TGS NOPEC Geophysical Co. ASA (Norway)	15,057	412,119
TMK PJSC (Russia), GDR	5,391	18,158

		3,497,962

Entertainment — 0.5%
Activision Blizzard, Inc.(a)	33,390	1,520,247
Alibaba Pictures Group Ltd. (Hong Kong)*	540,000	95,939
AMC Entertainment Holdings, Inc. (Class A Stock)	1,394	20,701
Avex, Inc. (Japan)	2,700	35,980
Capcom Co. Ltd. (Japan)	13,300	297,843
Changyou.com Ltd. (China), ADR	3,000	51,300
Cinemark Holdings, Inc.	60,301	2,411,437
Cineplex, Inc. (Canada)	1,600	29,142
Cineworld Group PLC (United Kingdom)	13,648	52,129
CTS Eventim AG & Co. KGaA (Germany)	5,900	280,205
Daiichikosho Co. Ltd. (Japan)	5,300	271,020
Electronic Arts, Inc.*	2,020	205,293
IMAX China Holding, Inc. (Hong Kong), 144A	6,300	15,790
Kinepolis Group NV (Belgium)	1,052	59,526
Konami Holdings Corp. (Japan)	1,800	78,104

A681

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment (cont’d.)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	2,183	$76,514
Madison Square Garden Co. (The) (Class A Stock)*	200	58,626
Major Cineplex Group PCL (Thailand)	21,900	19,342
NetDragon Websoft Holdings Ltd. (Hong Kong)	14,000	35,303
NetEase, Inc. (China), ADR	2,000	482,900
Netflix, Inc.*	3,871	1,380,244
Square Enix Holdings Co. Ltd. (Japan)	1,700	59,528
Take-Two Interactive Software, Inc.*	766	72,287
Toei Animation Co. Ltd. (Japan)	500	24,641
Toei Co. Ltd. (Japan)	2,200	292,684
Toho Co. Ltd. (Japan)	2,700	108,380
Ubisoft Entertainment SA (France)*	880	78,509
Viacom, Inc. (Class B Stock)	108,109	3,034,619
Vivendi SA (France)	11,937	346,129
Walt Disney Co. (The)	13,948	1,548,643
Zynga, Inc. (Class A Stock)*	13,437	71,619

		13,114,624

Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	34,878	951,124
Activia Properties, Inc. (Japan)	310	1,286,453
Advance Residence Investment Corp. (Japan)	21	58,480
Alexander & Baldwin, Inc.	2,383	60,624
Alexandria Real Estate Equities, Inc.	16,728	2,384,744
Allied Properties Real Estate Investment Trust (Canada)	22,371	825,300
American Assets Trust, Inc.	1,472	67,506
American Campus Communities, Inc.	2,446	116,381
American Homes 4 Rent (Class A Stock)	3,174	72,113
American Tower Corp.	838	165,136
Apartment Investment & Management Co. (Class A Stock)	4,344	218,460
Apple Hospitality REIT, Inc.	3,487	56,838
Arrowhead Properties Ltd. (South Africa)	87,562	22,705
Artis Real Estate Investment Trust (Canada)	2,000	16,627
Ascendas Real Estate Investment Trust (Singapore)	66,700	143,250
Attacq Ltd. (South Africa)	24,578	24,388
AvalonBay Communities, Inc.	17,012	3,414,819
Befimmo SA (Belgium)	1,797	105,928
Big Yellow Group PLC (United Kingdom)	89,292	1,154,054
Boardwalk Real Estate Investment Trust (Canada)	1,200	36,619
Boston Properties, Inc.	15,979	2,139,269
Camden Property Trust	26,921	2,732,481
Canadian Apartment Properties REIT (Canada)	18,715	719,415
CapitaLand Commercial Trust (Singapore)	116,000	166,141
CapitaLand Mall Trust (Singapore)	97,100	170,515
Champion REIT (Hong Kong)	178,000	154,349
Charter Hall Group (Australia)	11,735	85,608
Charter Hall Retail REIT (Australia)	31,336	103,466
Chesapeake Lodging Trust	39,128	1,088,150
Choice Properties Real Estate Investment Trust (Canada)	8,138	85,621

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Cofinimmo SA (Belgium)	1,004	$133,375
Columbia Property Trust, Inc.	3,967	89,297
Cominar Real Estate Investment Trust (Canada)	5,800	51,301
Concentradora Fibra Danhos SA de CV (Mexico)	51,500	73,760
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico), 144A	28,200	13,802
CoreCivic, Inc.	2,308	44,891
Corporate Office Properties Trust	3,753	102,457
Covivio (France)	1,380	146,561
CPN Retail Growth Leasehold REIT (Thailand)	55,600	51,684
Crown Castle International Corp.	1,867	238,976
CyrusOne, Inc.	28,726	1,506,391
Daiwa House REIT Investment Corp. (Japan)	496	1,099,895
Daiwa Office Investment Corp. (Japan)	43	305,809
Delta Property Fund Ltd. (South Africa)	2,645	322
Derwent London PLC (United Kingdom)	9,659	405,859
Dexus (Australia)	14,371	130,023
Digital Realty Trust, Inc.(a)	1,122	133,518
Douglas Emmett, Inc.	22,577	912,562
Dream Office Real Estate Investment Trust (Canada)	3,200	59,218
Duke Realty Corp.	75,798	2,317,903
Emira Property Fund Ltd. (South Africa)	35,094	33,698
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	123,350	33,918
Empire State Realty Trust, Inc. (Class A Stock), REIT	29,272	462,498
EPR Properties(a)	1,570	120,733
Equinix, Inc.	289	130,963
Equity Commonwealth	2,072	67,734
Equity LifeStyle Properties, Inc.	12,352	1,411,833
Equity Residential	38,022	2,863,817
Essex Property Trust, Inc.	6,925	2,002,987
Eurocommercial Properties NV (Netherlands), CVA	4,046	116,816
Extra Space Storage, Inc.(a)	746	76,025
Federal Realty Investment Trust	12,917	1,780,609
Fibra Uno Administracion SA de CV (Mexico)	156,700	215,954
Fortress REIT Ltd. (South Africa) (Class A Stock)	67,899	86,177
Fortress REIT Ltd. (South Africa) (Class B Stock)	64,987	48,551
Fortune Real Estate Investment Trust (Hong Kong)	132,000	173,931
Four Corners Property Trust, Inc.	1,296	38,362
Frontier Real Estate Investment Corp. (Japan)	12	50,307
GDI Property Group (Australia)	283,682	280,167
Gecina SA (France)	12,184	1,803,770
GEO Group, Inc. (The)	2,044	39,245
Global Net Lease, Inc.	1,900	35,910
Global One Real Estate Investment Corp. (Japan)	51	61,231
GLP J-Reit (Japan)	1,695	1,814,445

A682

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
GPT Group (The) (Australia)	347,991	$1,534,084
Great Portland Estates PLC (United Kingdom)	36,164	351,722
Green REIT PLC (Ireland)	781,631	1,317,404
Grivalia Properties REIC AE (Greece)*	3,457	41,821
Growthpoint Properties Ltd. (South Africa)	122,570	207,671
H&R Real Estate Investment Trust (Canada)	2,800	49,050
Hammerson PLC (United Kingdom)	60,134	263,243
Hankyu Hanshin REIT, Inc. (Japan)	31	41,631
Hansteen Holdings PLC (United Kingdom)	252,157	318,608
HCP, Inc.	86,294	2,701,002
Healthcare Realty Trust, Inc.	42,711	1,371,451
Heiwa Real Estate REIT, Inc. (Japan)	104	121,172
Host Hotels & Resorts, Inc.	176,433	3,334,584
Hudson Pacific Properties, Inc.	32,994	1,135,653
Hyprop Investments Ltd. (South Africa)	11,568	56,405
ICADE (France)	1,193	101,119
Ichigo Office REIT Investment (Japan)	244	233,779
IMPACT Growth Real Estate Investment Trust (Thailand)	71,100	48,393
Industrial & Infrastructure Fund Investment Corp. (Japan)	72	80,399
Industrial Logistics Properties Trust	1,711	34,511
Inmobiliaria Colonial Socimi SA (Spain)	6,511	66,991
Intu Properties PLC (United Kingdom)	60,223	83,621
Invincible Investment Corp. (Japan)	3,415	1,671,082
Invitation Homes, Inc.(a)	67,331	1,638,163
Iron Mountain, Inc.	1,698	60,211
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Japan Excellent, Inc. (Japan)	64	92,940
Japan Hotel REIT Investment Corp. (Japan)	94	75,743
Japan Logistics Fund, Inc. (Japan)	48	101,769
Japan Prime Realty Investment Corp. (Japan)	19	78,247
Japan Real Estate Investment Corp. (Japan)	18	106,085
Japan Rental Housing Investments, Inc. (Japan)	342	272,194
Japan Retail Fund Investment Corp. (Japan)	227	456,200
JBG SMITH Properties	1,631	67,442
Kenedix Office Investment Corp. (Japan)	36	249,887
Kenedix Residential Next Investment Corp. (Japan)	31	51,363
Kilroy Realty Corp.(a)	17,188	1,305,600
Kimco Realty Corp.	10,015	185,278
Klepierre SA (France)	37,614	1,317,592
Lamar Advertising Co. (Class A Stock)	23,380	1,853,099
Land Securities Group PLC (United Kingdom)	6,063	72,168
Lar Espana Real Estate Socimi SA (Spain)	12,942	108,334
LaSalle Logiport REIT (Japan)	75	74,084
Life Storage, Inc.	8,388	815,901
Link REIT (Hong Kong)	112,000	1,310,729
LondonMetric Property PLC (United Kingdom)	104,287	271,263
Macerich Co. (The)	1,409	61,080

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mack-Cali Realty Corp.	2,174	$48,263
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A*	49,700	54,257
Mapletree Industrial Trust (Singapore), REIT	182,300	282,547
MCUBS MidCity Investment Corp. (Japan)	66	60,645
Merlin Properties Socimi SA (Spain)	149,297	1,955,868
Mid-America Apartment Communities, Inc.	1,012	110,642
Mirai Corp. (Japan)	4	7,276
Mirvac Group (Australia)	629,549	1,228,500
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	34	80,424
Mitsui Fudosan Logistics Park, Inc. (Japan)	229	731,636
Mori Hills REIT Investment Corp. (Japan)	41	55,077
Mori Trust Sogo Reit, Inc. (Japan)	226	351,068
National Retail Properties, Inc.	1,363	75,497
Nippon Accommodations Fund, Inc. (Japan)	14	71,034
Nippon Building Fund, Inc. (Japan)	20	135,374
Nomura Real Estate Master Fund, Inc. (Japan)	66	97,141
NSI NV (Netherlands)	280	11,890
Octodec Investments Ltd. (South Africa)	15,967	21,316
Office Properties Income Trust	1,436	39,691
Omega Healthcare Investors, Inc.	2,463	93,963
One REIT, Inc. (Japan)	12	30,675
Orix JREIT, Inc. (Japan)	52	89,217
Outfront Media, Inc.	2,049	47,947
Paramount Group, Inc.	4,684	66,466
Pebblebrook Hotel Trust	23,388	726,431
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	107,419
PLA Administradora Industrial S de RL de CV (Mexico)	42,300	64,811
PotlatchDeltic Corp.	1,195	45,159
Premier Investment Corp. (Japan)	441	556,188
Prologis Property Mexico SA de CV (Mexico)	19,100	36,901
Prologis, Inc.	58,815	4,231,739
Public Storage	12,412	2,703,086
Rayonier, Inc.	1,771	55,822
Realty Income Corp.	16,658	1,225,363
Rebosis Property Fund Ltd. (South Africa)	42,558	5,304
Redefine Properties Ltd. (South Africa)	196,156	131,956
Reit 1 Ltd. (Israel)	39,729	174,561
Resilient REIT Ltd. (South Africa)	19,917	75,135
Retail Properties of America, Inc. (Class A Stock)	5,295	64,546
Rexford Industrial Realty, Inc.	3,119	111,691
RioCan Real Estate Investment Trust (Canada)	3,400	67,346
RLJ Lodging Trust	73,211	1,286,317
Ryman Hospitality Properties, Inc.	8,383	689,418
SA Corporate Real Estate Ltd. (South Africa)	175,005	44,106
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	26,928
Sabra Health Care REIT, Inc.	4,130	80,411
Safestore Holdings PLC (United Kingdom)	55,998	435,207
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	20,577

A683

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Scentre Group (Australia)	237,437	$692,584
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	16,499
Sekisui House REIT, Inc. (Japan)	62	46,844
Senior Housing Properties Trust	4,575	53,894
Seritage Growth Properties (Class A Stock)(a)	776	34,485
Simon Property Group, Inc.	26,013	4,739,829
SITE Centers Corp.	72,615	989,016
SL Green Realty Corp.	453	40,734
SmartCentres Real Estate Investment Trust (Canada)	1,400	36,678
STAG Industrial, Inc.	4	119
Stockland (Australia)	41,157	112,514
STORE Capital Corp.	39,720	1,330,619
Summit Industrial Income REIT (Canada)	63,785	574,201
Sun Communities, Inc.	12,282	1,455,663
Sunlight Real Estate Investment Trust (Hong Kong)	8,000	6,029
Suntec Real Estate Investment Trust (Singapore)	130,900	188,593
Tanger Factory Outlet Centers, Inc.(a)	2,906	60,968
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	50,255
Tokyu REIT, Inc. (Japan)	40	64,751
Tritax Big Box REIT PLC (United Kingdom)	888,055	1,661,854
Tritax EuroBox PLC (United Kingdom), 144A	545,403	691,816
UDR, Inc.	1,787	81,237
Unibail-Rodamco-Westfield (France)	2,189	358,755
UNITE Group PLC (The) (United Kingdom)	122,255	1,461,106
United Urban Investment Corp. (Japan)	34	53,683
Urban Edge Properties	3,173	60,287
Vastned Retail NV (Netherlands)	8,289	321,408
Ventas, Inc.	44,150	2,817,211
VEREIT, Inc.	16,376	137,067
Vicinity Centres (Australia)	74,831	138,204
Vornado Realty Trust	1,042	70,272
Vukile Property Fund Ltd. (South Africa)	32,408	45,028
Warehouses De Pauw (Belgium)	461	74,001
Washington Real Estate Investment Trust	686	19,469
Welltower, Inc.	3,830	297,208
Weyerhaeuser Co.	3,653	96,220
WP Carey, Inc.	7,825	612,932
Xenia Hotels & Resorts, Inc.	3,517	77,057
Yuexiu Real Estate Investment Trust (Hong Kong)	273,000	194,116

		104,460,659

Food & Staples Retailing — 0.6%
Aeon Co. Ltd. (Japan)	11,400	238,941
Ain Holdings, Inc. (Japan)	600	45,114
Al Meera Consumer Goods Co. QSC (Qatar)	447	18,185
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	6,700	394,675
Andersons, Inc. (The)	1,198	38,612
Arcs Co. Ltd. (Japan)	4,700	103,423
Axfood AB (Sweden)	2,504	46,613

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Axial Retailing, Inc. (Japan)	200	$6,161
Berli Jucker PCL (Thailand)	53,900	84,201
Bid Corp. Ltd. (South Africa)	6,589	136,142
BIM Birlesik Magazalar A/S (Turkey)	1,770	24,183
Casey’s General Stores, Inc.	615	79,194
Cawachi Ltd. (Japan)	2,200	35,168
Clicks Group Ltd. (South Africa)	3,015	38,522
cocokara fine, Inc. (Japan)	1,100	43,670
Coles Group Ltd. (Australia)*	11,359	95,086
Colruyt SA (Belgium)	481	35,519
Cosco Capital, Inc. (Philippines)	343,700	50,144
Cosmos Pharmaceutical Corp. (Japan)	100	17,291
Costco Wholesale Corp.	2,283	552,806
CP ALL PCL (Thailand)	84,800	200,277
Dino Polska SA (Poland), 144A*	684	21,578
E-MART, Inc. (South Korea)	861	130,518
Empire Co. Ltd. (Canada) (Class A Stock)	54,500	1,179,844
FamilyMart UNY Holdings Co. Ltd. (Japan)	4,984	127,044
George Weston Ltd. (Canada)	817	58,746
Heiwado Co. Ltd. (Japan)	2,600	55,494
ICA Gruppen AB (Sweden)	2,008	80,551
InRetail Peru Corp. (Peru), 144A*	2,790	99,603
J Sainsbury PLC (United Kingdom)	64,152	197,125
Jeronimo Martins SGPS SA (Portugal)	2,459	36,291
Kato Sangyo Co. Ltd. (Japan)	1,600	52,822
Kesko OYJ (Finland) (Class B Stock)	6,212	377,686
Koninklijke Ahold Delhaize NV (Netherlands)	174,896	4,653,886
Kroger Co. (The)	12,062	296,725
Lawson, Inc. (Japan)	600	33,244
Lenta Ltd. (Russia), GDR*	17,934	60,142
Loblaw Cos. Ltd. (Canada)	3,095	152,671
Magnit PJSC (Russia), GDR	19,065	269,236
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	15,800	526,618
Metcash Ltd. (Australia)	51,215	96,180
Metro, Inc. (Canada)	3,100	114,132
Ministop Co. Ltd. (Japan)	2,900	44,877
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	36,619
Nihon Chouzai Co. Ltd. (Japan)	4,300	145,615
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	13,099
Pick’n Pay Stores Ltd. (South Africa)	7,363	33,867
President Chain Store Corp. (Taiwan)	11,000	108,472
Puregold Price Club, Inc. (Philippines)	33,900	31,104
Raia Drogasil SA (Brazil)	2,100	34,879
Robinsons Retail Holdings, Inc. (Philippines)	23,560	35,452
Seven & i Holdings Co. Ltd. (Japan)	14,200	535,807
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	13,604
Shoprite Holdings Ltd. (South Africa)	8,998	97,751
SPAR Group Ltd. (The) (South Africa)	3,762	50,093
Springland International Holdings Ltd. (China)	220,000	45,173
Sprouts Farmers Market, Inc.*	2,006	43,209
Sugi Holdings Co. Ltd. (Japan)	500	22,005
Sun Art Retail Group Ltd. (Hong Kong)	62,000	60,540
Sundrug Co. Ltd. (Japan)	1,000	27,539
Sysco Corp.	2,913	194,472
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	7,240
Taiwan TEA Corp. (Taiwan)	91,000	47,419

A684

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Tesco PLC (United Kingdom)	135,389	$409,641
Tsuruha Holdings, Inc. (Japan)	200	16,256
United Super Markets Holdings, Inc. (Japan)	2,000	19,800
US Foods Holding Corp.*	3,537	123,477
Valor Holdings Co. Ltd. (Japan)	3,500	84,880
Walgreens Boots Alliance, Inc.	12,488	790,116
Wal-Mart de Mexico SAB de CV (Mexico)	55,400	148,102
Walmart, Inc.	13,332	1,300,270
Wm Morrison Supermarkets PLC (United Kingdom)	64,676	192,047
Woolworths Group Ltd. (Australia)	9,933	214,525
X5 Retail Group NV (Russia), GDR	4,559	113,832

		15,945,845

Food Products — 0.7%
AAK AB (Sweden)	2,999	44,798
AGV Products Corp. (Taiwan)*	65,185	15,351
Ajinomoto Co., Inc. (Japan)	10,700	171,066
Archer-Daniels-Midland Co.	9,950	429,144
Asian Citrus Holdings Ltd. (China)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,790	152,310
Astral Foods Ltd. (South Africa)	1,076	12,517
Austevoll Seafood ASA (Norway)	12,323	146,026
AVI Ltd. (South Africa)	5,931	37,197
B&G Foods, Inc.(a)	1,121	27,375
Bakkafrost P/F (Faroe Islands)	2,486	123,192
Barry Callebaut AG (Switzerland)	41	74,142
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	11,325
BRF SA (Brazil)*	16,000	92,028
Bumitama Agri Ltd. (Indonesia)	71,000	34,872
Bunge Ltd.	3,244	172,159
Calbee, Inc. (Japan)	1,800	48,495
Cal-Maine Foods, Inc.	845	37,712
Campbell Soup Co.	2,028	77,328
Century Pacific Food, Inc. (Philippines)	53,650	15,969
Charoen Pokphand Enterprise (Taiwan)	15,480	26,075
Charoen Pokphand Foods PCL (Thailand)	174,500	140,365
Charoen Pokphand Indonesia Tbk PT (Indonesia)	62,000	27,905
China Agri-Industries Holdings Ltd. (China)	175,000	60,049
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)*	84,000	9,826
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
China Mengniu Dairy Co. Ltd. (China)*	94,000	350,615
China Modern Dairy Holdings Ltd. (China)*	337,000	55,821
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	23,029
China Yurun Food Group Ltd. (China)*	165,000	39,125
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	156,292
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	81,524
CJ CheilJedang Corp. (South Korea)	382	108,685
Clover Industries Ltd. (South Africa)	1,438	2,359
COFCO Meat Holdings Ltd. (China)*	111,000	40,418

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	5,175	$143,555
CP Pokphand Co. Ltd. (Hong Kong)	666,000	60,197
Cranswick PLC (United Kingdom)	3,424	121,443
Daesang Corp. (South Korea)	2,944	73,544
Dairy Crest Group PLC (United Kingdom)	10,638	86,207
Dali Foods Group Co. Ltd. (China), 144A	75,500	56,772
Danone SA (France)	6,189	477,249
Darling Ingredients, Inc.*	3,193	69,128
Dean Foods Co.	1,536	4,654
Devro PLC (United Kingdom)	9,795	25,127
DyDo Group Holdings, Inc. (Japan)	1,400	63,074
Eagle High Plantations Tbk PT (Indonesia)*	497,800	5,548
Ebro Foods SA (Spain)	3,342	71,492
Flowers Foods, Inc.	3,612	77,008
Fresh Del Monte Produce, Inc.	1,392	37,626
Fuji Oil Holdings, Inc. (Japan)	2,000	68,489
General Mills, Inc.	6,464	334,512
GFPT PCL (Thailand)	58,700	25,940
GrainCorp Ltd. (Australia) (Class A Stock)	10,912	71,153
Great Wall Enterprise Co. Ltd. (Taiwan)	48,723	56,001
Gruma SAB de CV (Mexico) (Class B Stock)	4,160	42,602
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	36,300	75,722
Grupo Herdez SAB de CV (Mexico)	7,000	15,590
Grupo Nutresa SA (Colombia)	14,633	118,330
Hain Celestial Group, Inc. (The)*	2,242	51,835
Health & Happiness H&H International Holdings Ltd. (China)*	7,000	43,831
Hershey Co. (The)	654	75,099
Hokuto Corp. (Japan)	2,800	48,520
Hormel Foods Corp.(a)	2,685	120,181
House Foods Group, Inc. (Japan)	1,400	56,322
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	27,922
Indofood Sukses Makmur Tbk PT (Indonesia)	163,200	73,084
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	33,808
Inghams Group Ltd. (Australia)	32,302	100,219
Ingredion, Inc.	22,082	2,090,944
J.M. Smucker Co. (The)	2,495	290,668
Japfa Comfeed Indonesia Tbk PT (Indonesia)	111,100	13,710
Japfa Ltd. (Singapore)	36,500	17,545
JBS SA	41,300	170,248
Kagome Co. Ltd. (Japan)	100	2,811
Kellogg Co.	2,416	138,630
Kerry Group PLC (Ireland) (Class A Stock)	4,221	471,806
Kewpie Corp. (Japan)	18,900	453,420
Key Coffee, Inc. (Japan)	8,800	165,047
Khon Kaen Sugar Industry PCL (Thailand)	201,112	19,302
Kikkoman Corp. (Japan)	1,600	78,600
Kraft Heinz Co. (The)	14,372	469,246
Leroy Seafood Group ASA (Norway)	62,907	457,104
Lien Hwa Industrial Corp. (Taiwan)	44,297	48,470
Lotte Confectionery Co. Ltd. (South Korea)	114	18,591
M Dias Branco SA (Brazil)	2,800	30,694
Marfrig Global Foods SA (Brazil)*	7,200	11,015

A685

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
McCormick & Co., Inc.	935	$140,839
Megmilk Snow Brand Co. Ltd. (Japan)	2,600	63,319
MEIJI Holdings Co. Ltd. (Japan)	2,300	186,705
Mondelez International, Inc. (Class A Stock)	25,046	1,250,296
Morinaga & Co. Ltd. (Japan)	4,200	182,451
Mowi ASA (Norway)	4,816	107,750
Namchow Holdings Co. Ltd. (Taiwan)	7,000	12,154
Nestle SA (Switzerland)	35,328	3,368,755
NH Foods Ltd. (Japan)	3,700	133,143
Nichirei Corp. (Japan)	3,100	76,467
Nippon Flour Mills Co. Ltd. (Japan)	4,500	77,280
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	3,049
Nisshin Oillio Group Ltd. (The) (Japan)	4,400	129,883
Nisshin Seifun Group, Inc. (Japan)	4,920	112,992
Nissin Foods Holdings Co. Ltd. (Japan)	900	61,822
Nomad Foods Ltd. (United Kingdom)*	4,105	83,947
NongShim Co. Ltd. (South Korea)	362	98,539
Oceana Group Ltd. (South Africa)	253	1,354
Orion Corp. (South Korea)	727	64,139
Orion Holdings Corp. (South Korea)	2,617	42,777
Orkla ASA (Norway)	8,674	66,644
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	14,443
Pioneer Foods Group Ltd. (South Africa)	5,858	32,598
Post Holdings, Inc.*	1,053	115,198
Rock Field Co. Ltd. (Japan)	4,600	67,869
Ros Agro PLC (Russia), GDR	3,071	35,546
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	10,925
Salmar ASA (Norway)	4,749	228,250
Sanderson Farms, Inc.(a)	571	75,281
Sao Martinho SA (Brazil)	5,400	25,239
Saputo, Inc. (Canada)	2,900	98,848
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	4,822
SLC Agricola SA (Brazil)	1,600	16,816
Standard Foods Corp. (Taiwan)	15,850	26,670
Suedzucker AG (Germany)	3,112	39,771
Taisun Enterprise Co. Ltd. (Taiwan)	31,000	18,729
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	20,756
Tassal Group Ltd. (Australia)	4,379	15,111
Tate & Lyle PLC (United Kingdom)	30,884	292,055
Tehmag Foods Corp. (Taiwan)	2,200	15,202
Tenwow International Holdings Ltd. (China)*^	119,000	3,758
Thai Union Group PCL (Thailand) (Class F Stock)	118,900	72,378
Thai Vegetable Oil PCL (Thailand)	32,800	27,732
Thai Wah PCL (Thailand) (Class F Stock)	59,800	15,651
Tiger Brands Ltd. (South Africa)	4,366	80,136
Tingyi Cayman Islands Holding Corp. (China)	56,000	92,506
Tongaat Hulett Ltd. (South Africa)	8,260	12,383
Toyo Suisan Kaisha Ltd. (Japan)	1,600	60,914
TreeHouse Foods, Inc.*	1,406	90,757
Ttet Union Corp. (Taiwan)	5,000	16,561
Tyson Foods, Inc. (Class A Stock)	7,599	527,599
Ulker Biskuvi Sanayi A/S (Turkey)	4,389	13,428
Uni-President China Holdings Ltd. (China)	64,000	62,915
Uni-President Enterprises Corp. (Taiwan)	162,708	395,371

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
Universal Robina Corp. (Philippines)	20,820	$60,323
Vilmorin & Cie SA (France)	994	52,649
Viscofan SA (Spain)	865	54,206
Want Want China Holdings Ltd. (China)	181,000	150,591
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	2,000	32,843
Wei Chuan Foods Corp. (Taiwan)*	27,000	21,291
WH Group Ltd. (Hong Kong), 144A	634,000	679,802
Wilmar International Ltd. (Singapore)	102,000	249,081
Yakult Honsha Co. Ltd. (Japan)	1,300	90,926
Yamazaki Baking Co. Ltd. (Japan)	3,200	51,903
Yashili International Holdings Ltd. (China)*	109,000	14,865
Yihai International Holding Ltd. (China)	9,000	40,234
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	13,861

		21,007,831

Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	5,000	65,814
APA Group (Australia)	10,226	72,468
Ascopiave SpA (Italy)	63,388	250,646
Atmos Energy Corp.	604	62,170
Beijing Enterprises Holdings Ltd. (China)	54,000	306,357
China Gas Holdings Ltd. (Hong Kong)	74,200	261,017
China Oil & Gas Group Ltd. (China)*	458,000	29,894
China Resources Gas Group Ltd. (China)	26,000	122,705
China Tian Lun Gas Holdings Ltd. (China)	19,500	22,423
Hong Kong & China Gas Co. Ltd. (Hong Kong)	76,189	182,790
Infraestructura Energetica Nova SAB de CV (Mexico)	18,900	75,950
Italgas SpA (Italy)	56,049	346,218
K&O Energy Group, Inc. (Japan)	2,700	37,108
Korea Gas Corp. (South Korea)	2,219	88,318
National Fuel Gas Co.	637	38,832
Naturgy Energy Group SA (Spain)	3,072	85,927
New Jersey Resources Corp.	1,181	58,802
Northwest Natural Holding Co.	1,115	73,177
ONE Gas, Inc.	1,006	89,564
Osaka Gas Co. Ltd. (Japan)	9,000	177,644
Rubis SCA (France)	1,545	84,321
Samchully Co. Ltd. (South Korea)	728	60,524
Shizuoka Gas Co. Ltd. (Japan)	16,400	124,439
Southwest Gas Holdings, Inc.	518	42,611
Spire, Inc.	783	64,433
Toho Gas Co. Ltd. (Japan)	1,600	71,883
Tokyo Gas Co. Ltd. (Japan)	8,200	221,637
Towngas China Co. Ltd. (China)*	666,000	524,126
UGI Corp.	1,269	70,328

		3,712,126

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	7,318	585,001
ABIOMED, Inc.*	6,274	1,791,792
Ansell Ltd. (Australia)	2,844	51,399
Arjo AB (Sweden) (Class B Stock)	49,788	183,287
Baxter International, Inc.	2,380	193,518
Becton, Dickinson & Co.	1,247	311,413
Bioteque Corp. (Taiwan)	1,000	3,909

A686

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Boston Scientific Corp.*	5,976	$229,359
Carl Zeiss Meditec AG (Germany)	2,339	195,719
Cochlear Ltd. (Australia)	361	44,515
Coloplast A/S (Denmark) (Class B Stock)	651	71,504
Cooper Cos., Inc. (The)	490	145,123
Danaher Corp.	2,892	381,802
Demant A/S (Denmark)*	1,446	42,825
DENTSPLY SIRONA, Inc.	2,825	140,092
DiaSorin SpA (Italy)	2,925	295,244
Edwards Lifesciences Corp.*	677	129,530
Eiken Chemical Co. Ltd. (Japan)	900	21,183
Elekta AB (Sweden) (Class B Stock)	4,067	50,708
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	5,848	62,431
Getinge AB (Sweden) (Class B Stock)	4,775	55,647
Ginko International Co. Ltd. (Taiwan)	3,000	22,760
GN Store Nord A/S (Denmark)	27,242	1,266,915
Haemonetics Corp.*	541	47,327
Hill-Rom Holdings, Inc.	816	86,382
Hogy Medical Co. Ltd. (Japan)	2,100	73,911
Hologic, Inc.*	1,986	96,122
Hoya Corp. (Japan)	3,300	218,419
IDEXX Laboratories, Inc.*	16,102	3,600,407
Integra LifeSciences Holdings Corp.*	766	42,682
Jeol Ltd. (Japan)	500	9,000
Koninklijke Philips NV (Netherlands)	6,826	278,839
LivaNova PLC*	463	45,027
Masimo Corp.*	339	46,877
Medtronic PLC	39,272	3,576,894
Microport Scientific Corp. (China)	17,000	16,023
Nihon Kohden Corp. (Japan)	1,800	53,592
Nikkiso Co. Ltd. (Japan)	1,000	11,685
Nipro Corp. (Japan)	22,600	291,726
Olympus Corp. (Japan)	14,000	151,989
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,436
Paramount Bed Holdings Co. Ltd. (Japan)	800	35,525
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)^	6,000	—
PW Medtech Group Ltd. (China)*	108,000	16,533
ResMed, Inc.	561	58,327
SeaSpine Holdings Corp.*	239	3,604
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	92,000	88,144
Smith & Nephew PLC (United Kingdom)	28,597	567,644
Sonova Holding AG (Switzerland)	739	146,370
St. Shine Optical Co. Ltd. (Taiwan)	1,000	19,562
STERIS PLC	959	122,781
Stryker Corp.	1,676	331,044
Sysmex Corp. (Japan)	800	48,433
TaiDoc Technology Corp. (Taiwan)	1,153	6,307
Teleflex, Inc.	476	143,828
Terumo Corp. (Japan)	5,400	165,014
Varian Medical Systems, Inc.*	471	66,750
West Pharmaceutical Services, Inc.	573	63,145
Zimmer Biomet Holdings, Inc.	1,865	238,161

		17,046,186

Health Care Providers & Services — 0.5%
Alfresa Holdings Corp. (Japan)	4,200	119,662

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Alliar Medicos A Frente SA (Brazil)*	3,200	$12,055
AmerisourceBergen Corp.	1,363	108,386
Anthem, Inc.	3,859	1,107,456
Bangkok Chain Hospital PCL (Thailand)	51,000	27,363
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	85,600	66,997
BML, Inc. (Japan)	1,800	52,235
Bumrungrad Hospital PCL (Thailand)	6,700	37,935
Cardinal Health, Inc.	3,219	154,995
Centene Corp.*	2,506	133,069
Chartwell Retirement Residences (Canada), UTS	88,167	988,320
CHC Healthcare Group (Taiwan)	11,000	12,522
Chemed Corp.	239	76,497
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	51,317
China Resources Medical Holdings Co. Ltd. (China)	23,500	16,947
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	14,243
Cigna Corp.	2,949	474,258
Covetrus, Inc.*	496	15,798
CVS Health Corp.	14,354	774,111
DaVita, Inc.*	1,944	105,540
Encompass Health Corp.	1,002	58,517
Excelsior Medical Co. Ltd. (Taiwan)	11,000	17,683
Fleury SA (Brazil)	2,400	12,529
Fresenius Medical Care AG & Co. KGaA (Germany)	2,692	217,851
Fresenius SE & Co. KGaA (Germany)	4,935	276,121
Genertec Universal Medical Group Co. Ltd. (China), 144A	68,500	62,303
Golden Meditech Holdings Ltd. (Hong Kong)*	328,686	33,370
Harmonicare Medical Holdings Ltd. (China), 144A*	20,000	5,218
HCA Healthcare, Inc.	27,699	3,611,396
Healius Ltd. (Australia)	25,272	47,169
Henry Schein, Inc.*	1,240	74,536
Humana, Inc.	3,488	927,807
Laboratory Corp. of America Holdings*	914	139,824
Life Healthcare Group Holdings Ltd. (South Africa)	28,499	52,490
Magellan Health, Inc.*	1,044	68,820
McKesson Corp.	2,454	287,265
Mediclinic International PLC (Switzerland)	21,913	86,519
Medipal Holdings Corp. (Japan)	4,700	111,710
MEDNAX, Inc.*	1,894	51,460
Mitra Keluarga Karyasehat Tbk PT (Indonesia)*	40,400	5,543
Netcare Ltd. (South Africa)	21,639	34,999
NichiiGakkan Co. Ltd. (Japan)	3,800	44,729
Odontoprev SA (Brazil)	3,500	14,750
Orpea (France)	1,064	127,854
Owens & Minor, Inc.	446	1,829
Patterson Cos., Inc.	903	19,731
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	6,000	24,029
Quest Diagnostics, Inc.	1,082	97,293

A687

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Ramsay Health Care Ltd. (Australia)	1,514	$69,238
Rhoen-Klinikum AG (Germany)	1,649	47,494
Ryman Healthcare Ltd. (New Zealand)	10,485	87,671
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	33,300	72,956
Ship Healthcare Holdings, Inc. (Japan)	1,400	57,555
Sienna Senior Living, Inc. (Canada)	8,400	118,990
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	1,657
Sinopharm Group Co. Ltd. (China) (Class H Stock)	114,000	475,869
Sonic Healthcare Ltd. (Australia)	4,509	78,632
Suzuken Co. Ltd. (Japan)	1,850	107,295
Thai Nakarin Hospital PCL (Thailand)	16,900	19,694
Toho Holdings Co. Ltd. (Japan)	5,800	144,872
UnitedHealth Group, Inc.	5,622	1,390,096
Universal Health Services, Inc. (Class B Stock)	984	131,630
Vibhavadi Medical Center PCL (Thailand)	236,500	14,409
WellCare Health Plans, Inc.*	274	73,912

		13,755,021

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	3,375	32,198
Cerner Corp.*	1,622	92,795
CompuGroup Medical SE (Germany)	909	53,607
EMIS Group PLC (United Kingdom)	3,380	46,054
NextGen Healthcare, Inc.*	803	13,514
NNIT A/S (Denmark), 144A	1,449	37,351
Pro Medicus Ltd. (Australia)	1,283	13,560

		289,079

Hotels, Restaurants & Leisure — 0.7%
500.com Ltd. (China), ADR*(a)	1,200	16,752
Aeon Fantasy Co. Ltd. (Japan)	1,800	46,388
Ajisen China Holdings Ltd. (Hong Kong)	91,000	26,107
AmRest Holdings SE (Spain)*	3,250	35,185
Aramark	2,781	82,179
Arcland Service Holdings Co. Ltd. (Japan)	1,500	27,516
Aristocrat Leisure Ltd. (Australia)	4,762	82,884
Autogrill SpA (Italy)	6,828	65,813
BJ’s Restaurants, Inc.	629	29,739
Bloomin’ Brands, Inc.	1,604	32,802
Carnival Corp.	69,849	3,542,741
Carnival PLC, ADR(a)	10,744	535,159
Central Plaza Hotel PCL (Thailand)	19,200	26,548
Cheesecake Factory, Inc. (The)	427	20,889
China Travel International Investment Hong Kong Ltd. (China)	218,000	55,736
Chipotle Mexican Grill, Inc.*	3,224	2,290,040
Compass Group PLC (United Kingdom)	17,979	422,621
Cracker Barrel Old Country Store, Inc.(a)	325	52,523
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	20,971
Dalata Hotel Group PLC (Ireland)	80,245	530,700
Darden Restaurants, Inc.	882	107,137
Doutor Nichires Holdings Co. Ltd. (Japan)	5,100	96,903
Erawan Group PCL (The) (Thailand)	139,100	30,945
Famous Brands Ltd. (South Africa)*	827	4,857

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Formosa International Hotels Corp. (Taiwan)	4,000	$20,581
Gourmet Master Co. Ltd. (Taiwan)	3,825	25,512
Greene King PLC (United Kingdom)	36,233	314,259
Greggs PLC (United Kingdom)	9,348	224,256
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	27,864
Hilton Worldwide Holdings, Inc.	41,535	3,451,974
HIS Co. Ltd. (Japan)	2,200	80,914
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	12,524
Hoteles City Express SAB de CV (Mexico)*	24,000	25,842
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	15,179
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	3,865
Imperial Pacific International Holdings Ltd. (Hong Kong)*	4,400,000	32,264
International Game Technology PLC	3,475	45,140
International Meal Co. Alimentacao SA (Brazil)	6,100	10,298
Jollibee Foods Corp. (Philippines)	7,270	43,922
Kangwon Land, Inc. (South Korea)	2,772	78,077
Kappa Create Co. Ltd. (Japan)	4,600	60,027
Koshidaka Holdings Co. Ltd. (Japan)	2,600	38,967
Kura Corp. (Japan)	900	41,212
Las Vegas Sands Corp.	23,004	1,402,324
Lion Travel Service Co. Ltd. (Taiwan)	1,000	2,861
Marriott International, Inc. (Class A Stock)	2,363	295,588
Matsuyafoods Holdings Co. Ltd. (Japan)	3,900	129,960
Melco International Development Ltd. (Hong Kong)	37,000	87,038
Melia Hotels International SA (Spain)	9,137	84,963
MK Restaurants Group PCL (Thailand)	8,500	19,422
Monogatari Corp. (The) (Japan)	700	56,967
NET Holding A/S (Turkey)*	2,649	819
OPAP SA (Greece)	6,122	63,148
Oriental Land Co. Ltd. (Japan)	1,200	136,401
Pandox AB (Sweden)	2,891	51,790
Pepper Food Service Co. Ltd. (Japan)	1,600	33,132
Playtech PLC (United Kingdom)	8,059	45,693
Plenus Co. Ltd. (Japan)	1,600	25,513
Rank Group PLC (United Kingdom)	21,437	43,960
Restaurant Brands International, Inc. (Canada)	3,000	195,173
Round One Corp. (Japan)	20,700	261,622
Royal Holdings Co. Ltd. (Japan)	1,900	47,486
Saizeriya Co. Ltd. (Japan)	2,100	40,413
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	8,800	19,485
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	12,493
Sodexo SA (France)	1,580	174,093
SSP Group PLC (United Kingdom)	24,848	224,430
St Marc Holdings Co. Ltd. (Japan)	400	8,996
Star Entertainment Group Ltd. (The) (Australia)	26,562	78,850
Starbucks Corp.(a)	1,647	122,438
Stars Group, Inc. (The) (Canada)*	3,400	59,434
Tabcorp Holdings Ltd. (Australia)	23,218	76,171

A688

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	1,001	$62,252
Tokyo Dome Corp. (Japan)	28,600	272,970
Tokyotokeiba Co. Ltd. (Japan)	700	21,244
Travellers International Hotel Group, Inc. (Philippines)*	131,000	14,066
Tsogo Sun Holdings Ltd. (South Africa)	22,782	30,412
Tuniu Corp. (China), ADR*	3,400	16,320
WATAMI Co. Ltd. (Japan)	5,300	77,184
Wendy’s Co. (The)	2,793	49,967
William Hill PLC (United Kingdom)	35,175	73,609
Wowprime Corp. (Taiwan)	2,030	6,137
Wyndham Hotels & Resorts, Inc.	1,295	64,737
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	16,000	27,978
Yum China Holdings, Inc. (China)	44,132	1,981,968
Zensho Holdings Co. Ltd. (Japan)	3,300	76,366

		19,311,685

Household Durables — 0.5%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	28,641
AmTRAN Technology Co. Ltd. (Taiwan)*	127,000	48,743
Arcelik A/S (Turkey)*	12,323	37,447
Basso Industry Corp. (Taiwan)	8,600	16,153
Bellway PLC (United Kingdom)	14,267	566,532
Bovis Homes Group PLC (United Kingdom)	3,017	41,802
Breville Group Ltd. (Australia)	12,032	139,292
Consorcio ARA SAB de CV (Mexico)	65,300	16,720
Construtora Tenda SA (Brazil)	3,574	15,518
Coway Co. Ltd. (South Korea)	781	64,949
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	10,700	44,163
D.R. Horton, Inc.	71,534	2,960,077
De’ Longhi SpA (Italy)	2,453	66,330
Direcional Engenharia SA (Brazil)	6,900	15,314
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	15,011
Electrolux AB (Sweden) (Class B Stock)	5,064	130,321
Even Construtora e Incorporadora SA (Brazil)*	11,700	17,840
Ez Tec Empreendimentos e Participacoes SA (Brazil)	3,702	25,255
Funai Electric Co. Ltd. (Japan)*	5,600	37,843
Garmin Ltd.	1,100	94,985
Haier Electronics Group Co. Ltd. (Hong Kong)	60,000	175,038
Haseko Corp. (Japan)	9,200	115,531
Helen of Troy Ltd.*	411	47,660
Husqvarna AB (Sweden) (Class B Stock)	11,478	93,919
Iida Group Holdings Co. Ltd. (Japan)	6,800	123,187
JVC Kenwood Corp. (Japan)	64,900	157,186
Kasen International Holdings Ltd. (China)	62,000	41,723
Kaufman & Broad SA (France)	1,886	77,199
KB Home	3,173	76,691
Kinpo Electronics (Taiwan)	160,000	59,091
Konka Group Co. Ltd. (China) (Class B Stock)	46,200	17,266
Leggett & Platt, Inc.	1,068	45,091
Lennar Corp. (Class A Stock)	6,435	315,894
LG Electronics, Inc. (South Korea)	3,107	206,026

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Meritage Homes Corp.*	1,516	$67,780
Metall Zug AG (Switzerland) (Class B Stock)	34	86,020
Mohawk Industries, Inc.*	885	111,643
MRV Engenharia e Participacoes SA (Brazil)	12,400	44,402
Newell Brands, Inc.	12,231	187,624
Nien Made Enterprise Co. Ltd. (Taiwan)	5,000	44,206
Nikon Corp. (Japan)	9,100	128,508
NVR, Inc.*	69	190,923
Pepkor Holdings Ltd. (South Africa), 144A	66,824	81,640
PulteGroup, Inc.	53,316	1,490,715
Redrow PLC (United Kingdom)*	38,192	299,406
Rinnai Corp. (Japan)	700	49,497
Sampo Corp. (Taiwan)	91,200	48,720
Sangetsu Corp. (Japan)	3,300	59,849
SEB SA (France)	569	95,866
Sekisui Chemical Co. Ltd. (Japan)	22,200	356,988
Sekisui House Ltd. (Japan)	18,500	306,094
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	11,863
Skyworth Digital Holdings Ltd. (Hong Kong)	354,000	120,987
Sony Corp. (Japan)	5,700	239,478
Sumitomo Forestry Co. Ltd. (Japan)	7,200	99,873
Taiwan Sakura Corp. (Taiwan)	15,800	21,625
Tamron Co. Ltd. (Japan)	6,100	111,465
Taylor Morrison Home Corp. (Class A Stock)*	3,810	67,628
TCL Electronics Holdings Ltd. (China)	47,000	25,768
Techtronic Industries Co. Ltd. (Hong Kong)	303,500	2,049,535
Token Corp. (Japan)	540	34,963
Toll Brothers, Inc.	2,602	94,192
TopBuild Corp.*	906	58,727
Whirlpool Corp.	19,736	2,622,717
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	12,300	83,168
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	14,621

		15,240,929

Household Products — 0.2%
Church & Dwight Co., Inc.	2,494	177,648
Clorox Co. (The)	479	76,860
Colgate-Palmolive Co.	11,371	779,368
Earth Corp. (Japan)	1,200	55,659
Essity AB (Sweden) (Class B Stock)	8,158	235,545
Henkel AG & Co. KGaA (Germany)	1,440	137,097
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	19,300	32,673
NVC Lighting Holding Ltd. (China)*	523,000	41,277
Pigeon Corp. (Japan)	800	32,810
Procter & Gamble Co. (The)	20,170	2,098,689
PZ Cussons PLC (United Kingdom)	13,379	34,187
Reckitt Benckiser Group PLC (United Kingdom)	5,730	476,904
Spectrum Brands Holdings, Inc.(a)	1,151	63,052
Unicharm Corp. (Japan)	2,000	66,286
Unilever Indonesia Tbk PT (Indonesia)	1,600	5,535

A689

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Vinda International Holdings Ltd. (Hong Kong)	16,000	$31,043

		4,344,633

Independent Power & Renewable Electricity Producers — 0.2%
Aboitiz Power Corp. (Philippines)	81,000	54,687
AES Corp.	21,686	392,083
AES Gener SA (Chile)	208,376	56,005
AES Tiete Energia SA (Brazil), UTS	3,400	9,639
Beijing Enterprises Clean Energy Group Ltd. (China)*	2,960,000	49,017
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	61,642
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,876,000	523,568
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	542,000	64,437
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	590,000	411,275
China Power International Development Ltd. (China)	649,000	166,463
China Resources Power Holdings Co. Ltd. (China)	162,000	243,755
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	2,782
CK Power PCL (Thailand)	217,800	33,766
Colbun SA (Chile)	433,449	97,963
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	244,000	65,404
Drax Group PLC (United Kingdom)	52,257	257,787
Electric Power Development Co. Ltd. (Japan)	5,800	141,260
Electricity Generating PCL (Thailand)	14,200	130,664
Eneva SA (Brazil)*	9,600	45,360
Engie Brasil Energia SA (Brazil)	4,625	50,711
ERG SpA (Italy)	4,838	91,653
First Gen Corp. (Philippines)	50,600	21,030
Glow Energy PCL (Thailand)	15,600	44,724
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,220	27,046
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	24,917
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	304,000	67,445
Huadian Power International Corp. Ltd. (China) (Class H Stock)	152,000	62,670
Huaneng Power International, Inc. (China) (Class H Stock)	250,000	145,039
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	908,000	252,902
NRG Energy, Inc.	33,475	1,422,018
OGK-2 PJSC (Russia)	4,416,000	25,816
Ratchaburi Electricity Generating Holding PCL (Thailand)	33,100	60,961
Scatec Solar ASA (Norway), 144A	2,556	26,393
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	5,188
SPCG PCL (Thailand)	48,000	27,863
Taiwan Cogeneration Corp. (Taiwan)	31,000	26,631

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Uniper SE (Germany)	6,092	$183,760
Unipro PJSC (Russia)	659,000	25,678
Vistra Energy Corp.	4,956	129,005

		5,529,007

Industrial Conglomerates — 0.4%
3M Co.	4,233	879,533
Alarko Holding A/S (Turkey)	1	—
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)	8,842	12,098
Bera Holding A/S (Turkey)*	8,486	2,626
Bidvest Group Ltd. (The) (South Africa)	5,200	69,824
Carlisle Cos., Inc.	1,114	136,599
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	24,077
CITIC Ltd. (China)	812,000	1,215,012
CJ Corp. (South Korea)	898	98,424
CK Hutchison Holdings Ltd. (Hong Kong)	81,500	857,388
DMCI Holdings, Inc. (Philippines)	211,650	48,357
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	23,759
Dubai Investments PJSC (United Arab Emirates)	506,360	188,944
Enka Insaat ve Sanayi A/S (Turkey)	29,947	24,692
Far Eastern New Century Corp. (Taiwan)	270,680	267,850
General Electric Co.	146,952	1,468,050
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	15,464
Honeywell International, Inc.	5,693	904,732
Hosken Consolidated Investments Ltd. (South Africa)	2,305	17,985
Italmobiliare SpA (Italy)	1,700	38,745
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	300,231
Jardine Strategic Holdings Ltd. (Hong Kong)	4,932	184,921
KAP Industrial Holdings Ltd. (South Africa)	63,967	31,183
KOC Holding A/S (Turkey)	20,202	58,612
LG Corp. (South Korea)	5,607	382,648
Lotte Corp. (South Korea)	3,437	149,740
LT Group, Inc. (Philippines)	172,400	52,993
Mytilineos Holdings SA (Greece)	10,513	106,300
Nisshinbo Holdings, Inc. (Japan)	6,100	53,313
Nolato AB (Sweden) (Class B Stock)	3,580	149,007
NWS Holdings Ltd. (Hong Kong)	55,000	120,671
Reunert Ltd. (South Africa)	3,396	16,715
Rheinmetall AG (Germany)	3,988	417,380
Roper Technologies, Inc.	889	304,011
San Miguel Corp. (Philippines)	20,690	68,579
Shanghai Industrial Holdings Ltd. (China)	73,000	172,137
Siemens AG (Germany)	14,624	1,575,801
SK Holdings Co. Ltd. (South Korea)	879	209,582
SM Investments Corp. (Philippines)	8,760	155,857
Smiths Group PLC (United Kingdom)	4,039	75,590
Toshiba Corp. (Japan)	7,900	251,388

		11,130,818

Insurance — 2.0%
Admiral Group PLC (United Kingdom)	4,300	121,669
Aflac, Inc.	13,658	682,899

A690

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	363,000	$3,632,796
Alleghany Corp.*	486	297,626
Allianz SE (Germany)	9,341	2,083,363
Allstate Corp. (The)	44,963	4,234,616
Alm Brand A/S (Denmark)	1,898	16,394
American Financial Group, Inc.	1,461	140,563
American International Group, Inc.	23,419	1,008,422
Aon PLC	1,703	290,702
Arch Capital Group Ltd.*	39,981	1,292,186
Argo Group International Holdings Ltd.	1,990	140,613
Arthur J Gallagher & Co.	1,262	98,562
ASR Nederland NV (Netherlands)	18,991	791,919
Assicurazioni Generali SpA (Italy)	27,687	513,188
Assurant, Inc.	1,104	104,781
Assured Guaranty Ltd.	56,599	2,514,693
Athene Holding Ltd. (Class A Stock)*	27,375	1,116,900
Axis Capital Holdings Ltd.	2,801	153,439
Baloise Holding AG (Switzerland)	2,095	346,752
BB Seguridade Participacoes SA (Brazil)	9,300	62,470
Beazley PLC (United Kingdom)	19,299	129,636
Brown & Brown, Inc.	3,991	117,774
Cathay Financial Holding Co. Ltd. (Taiwan)	700,000	1,022,184
China Life Insurance Co. Ltd. (Taiwan)	226,796	192,650
China Life Insurance Co. Ltd. (China) (Class H Stock)	246,000	661,941
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	92,000	361,887
China Reinsurance Group Corp. (China) (Class H Stock)	1,248,000	264,318
Chubb Ltd.	7,928	1,110,554
Cincinnati Financial Corp.	1,427	122,579
Coface SA (France)*	20,444	180,848
DB Insurance Co. Ltd. (South Korea)	2,244	135,700
Dhipaya Insurance PCL (Thailand)	16,000	11,344
Discovery Ltd. (South Africa)	10,992	104,368
Everest Re Group Ltd.	982	212,073
Fairfax Financial Holdings Ltd. (Canada)	600	277,921
Fanhua, Inc. (China), ADR	1,300	34,138
Fidelity National Financial, Inc.	4,550	166,303
First American Financial Corp.	4,511	232,316
Fubon Financial Holding Co. Ltd. (Taiwan)	668,000	998,271
Gjensidige Forsikring ASA (Norway)	3,180	54,977
Great-West Lifeco, Inc. (Canada)	5,800	140,448
Grupo Catalana Occidente SA (Spain)	2,562	91,427
Hannover Rueck SE (Germany)	1,109	159,542
Hanover Insurance Group, Inc. (The)	1,424	162,578
Hanwha Life Insurance Co. Ltd. (South Korea)	35,497	125,035
Harel Insurance Investments & Financial Services Ltd. (Israel)	10,308	67,886
Hartford Financial Services Group, Inc. (The)	6,769	336,555
Helvetia Holding AG (Switzerland)	623	380,762
Hiscox Ltd. (United Kingdom)	12,669	257,705
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	3,727	124,234
Insurance Australia Group Ltd. (Australia)	30,752	167,455
Intact Financial Corp. (Canada)	2,000	169,237
Japan Post Holdings Co. Ltd. (Japan)(a)	75,400	882,364

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Kemper Corp.	1,366	$104,007
Korean Reinsurance Co. (South Korea)	15,771	127,239
Lancashire Holdings Ltd. (United Kingdom)	12,114	103,222
Liberty Holdings Ltd. (South Africa)	6,610	46,242
Loews Corp.	6,936	332,442
Markel Corp.*	282	280,940
Marsh & McLennan Cos., Inc.	2,056	193,058
Mercuries & Associates Holding Ltd. (Taiwan)	51,365	29,998
Mercuries Life Insurance Co. Ltd. (Taiwan)*	146,428	53,850
Mercury General Corp.	656	32,846
MMI Holdings Ltd. (South Africa)	49,087	56,508
MS&AD Insurance Group Holdings, Inc. (Japan)	18,500	562,274
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,115	974,935
Navigators Group, Inc. (The)	1,375	96,071
New China Life Insurance Co. Ltd. (China) (Class H Stock)	27,300	139,563
NN Group NV (Netherlands)	12,064	501,929
Old Mutual Ltd. (South Africa)	248,999	366,426
Old Republic International Corp.	5,655	118,303
Panin Financial Tbk PT (Indonesia)*	1,534,700	41,049
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,064,000	456,263
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	1,290,000	1,467,205
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	132,000	1,486,749
Porto Seguro SA (Brazil)	2,400	32,960
Poste Italiane SpA (Italy), 144A	15,203	148,058
Power Corp. of Canada (Canada)	11,800	275,143
Power Financial Corp. (Canada)	6,200	144,845
Powszechny Zaklad Ubezpieczen SA (Poland)	19,588	206,784
Primerica, Inc.	829	101,262
ProAssurance Corp.	1,397	48,350
Progressive Corp. (The)	64,926	4,680,515
QBE Insurance Group Ltd. (Australia)	23,303	203,585
Qualitas Controladora SAB de CV (Mexico)	10,400	25,579
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	55,929
Reinsurance Group of America, Inc.	2,273	322,720
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	169,903
RSA Insurance Group PLC (United Kingdom)	26,336	174,400
Sampo OYJ (Finland) (Class A Stock)	6,629	300,953
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	877	232,428
Samsung Life Insurance Co. Ltd. (South Korea)	3,154	233,515
Santam Ltd. (South Africa)	286	5,978
SCOR SE (France)	5,519	235,303
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,026,608	302,727
Shinkong Insurance Co. Ltd. (Taiwan)	30,000	38,027
Societa Cattolica di Assicurazioni SC (Italy)	10,596	101,507
Sony Financial Holdings, Inc. (Japan)	3,900	73,388
Stewart Information Services Corp.	1,044	44,568

A691

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Storebrand ASA (Norway)	31,064	$242,344
Sul America SA (Brazil), UTS	13,302	100,393
Sun Life Financial, Inc. (Canada)	8,200	315,028
Suncorp Group Ltd. (Australia)	18,804	183,873
Swiss Re AG (Switzerland)	10,510	1,028,025
Talanx AG (Germany)	2,031	78,449
Third Point Reinsurance Ltd. (Bermuda)*	3,991	41,427
Tokio Marine Holdings, Inc. (Japan)	54,100	2,618,128
Torchmark Corp.	1,724	141,282
Travelers Cos., Inc. (The)	3,775	517,779
UnipolSai Assicurazioni SpA (Italy)	28,220	76,153
UNIQA Insurance Group AG (Austria)	8,178	81,761
Unum Group	13,642	461,509
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	4,202	108,105
W.R. Berkley Corp.	1,842	156,054
White Mountains Insurance Group Ltd.	2,242	2,074,926
Willis Towers Watson PLC	1,676	294,389
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	2,380
ZhongAn Online P&C Insurance Co. Ltd. (China) (Class H Stock), 144A*	17,000	61,223
Zurich Insurance Group AG (Switzerland)	3,766	1,248,844

		54,663,181

Interactive Media & Services — 0.6%
Addcn Technology Co. Ltd. (Taiwan)	1,032	8,921
Alphabet, Inc. (Class A Stock)*	3,545	4,172,075
Alphabet, Inc. (Class C Stock)*	3,407	3,997,467
Autohome, Inc. (China), ADR*(a)	1,400	147,167
Baidu, Inc. (China), ADR*	12,100	1,994,685
Cars.com, Inc.*(a)	2,180	49,704
carsales.com Ltd. (Australia)	6,185	55,654
Dip Corp. (Japan)	4,900	84,696
Facebook, Inc. (Class A Stock)*	26,176	4,363,277
Fang Holdings Ltd. (China), ADR*	9,700	13,095
Gree, Inc. (Japan)	13,700	55,848
IAC/InterActiveCorp*	371	77,951
Kakaku.com, Inc. (Japan)	2,200	42,252
Mail.Ru Group Ltd. (Russia), GDR*	4,512	111,621
Match Group, Inc.	4,132	233,913
NAVER Corp. (South Korea)	1,415	154,801
Phoenix New Media Ltd. (China), ADR*	4,900	20,629
REA Group Ltd. (Australia)	802	42,497
Rightmove PLC (United Kingdom)	18,276	121,643
Sogou, Inc. (China), ADR*(a)	6,900	40,986
Sohu.com Ltd. (China), ADR*	1,100	18,238
Tian Ge Interactive Holdings Ltd. (China), 144A	40,000	15,904
XING SE (Germany)	93	32,211
Yahoo Japan Corp. (Japan)	413,400	1,013,269
YY, Inc. (China), ADR*	3,100	260,431
Zillow Group, Inc. (Class C Stock)*(a)	1,195	41,514

		17,170,449

Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	23,200	4,232,839
Amazon.com, Inc.*	4,897	8,720,333

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
ASKUL Corp. (Japan)	700	$17,434
B2W Cia Digital (Brazil)*	1,200	12,863
Booking Holdings, Inc.*	588	1,026,007
Cogobuy Group (China), 144A*	72,000	26,534
Ctrip.com International Ltd. (China), ADR*	18,100	790,789
eBay, Inc.	58,211	2,161,956
Expedia Group, Inc.(a)	1,304	155,176
JD.com, Inc. (China), ADR*	15,100	455,265
Liberty Expedia Holdings, Inc. (Class A Stock)*	1,700	72,760
Liquidity Services, Inc.*	762	5,875
momo.com, Inc. (Taiwan)	2,000	16,553
Moneysupermarket.com Group PLC (United Kingdom)	34,705	168,297
Naspers Ltd. (South Africa) (Class N Stock)	7,646	1,768,845
Oisix ra daichi, Inc. (Japan)*	1,500	22,816
Open Door, Inc. (Japan)*	900	27,390
Qurate Retail, Inc.*	11,219	179,280
Rakuten, Inc. (Japan)	11,300	107,111
Stamps.com, Inc.*	186	15,142
Takkt AG (Germany)	5,764	94,945

		20,078,210

IT Services — 0.9%
21Vianet Group, Inc. (China), ADR*	2,800	22,232
Accenture PLC (Class A Stock)	3,537	622,583
AGTech Holdings Ltd. (Hong Kong)*	48,000	3,118
Alliance Data Systems Corp.	832	145,583
Amadeus IT Group SA (Spain)	2,635	211,351
Amdocs Ltd.	2,171	117,473
Appen Ltd. (Australia)	3,629	57,656
Atea ASA (Norway)*	6,019	87,391
Automatic Data Processing, Inc.	1,779	284,177
Bechtle AG (Germany)	1,128	104,869
Black Knight, Inc.*	8,676	472,843
Booz Allen Hamilton Holding Corp.	1,542	89,652
Broadridge Financial Solutions, Inc.	884	91,662
CACI International, Inc. (Class A Stock)*	586	106,664
CANCOM SE (Germany)	9,632	435,811
CGI, Inc. (Canada)*	3,900	268,113
Cielo SA (Brazil)	25,808	62,421
Cognizant Technology Solutions Corp. (Class A Stock)	6,427	465,636
Computacenter PLC (United Kingdom)	6,815	98,257
Computershare Ltd. (Australia)	3,332	40,346
Conduent, Inc.*	5,161	71,377
CoreLogic, Inc.*	1,717	63,975
Digital China Holdings Ltd. (Hong Kong)*	93,000	49,734
DTS Corp. (Japan)	1,300	48,016
EOH Holdings Ltd. (South Africa)*	7,265	5,252
ExlService Holdings, Inc.*	797	47,836
Fidelity National Information Services, Inc.	3,122	353,098
Fiserv, Inc.*	3,011	265,811
FleetCor Technologies, Inc.*	511	126,007
Fujitsu Ltd. (Japan)	51,900	3,743,950
Genpact Ltd.	2,499	87,915
GoDaddy, Inc. (Class A Stock)*	13,884	1,043,938
Indra Sistemas SA (Spain)*	3,885	43,183
Ines Corp. (Japan)	4,300	51,187

A692

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
INESA Intelligent Tech, Inc. (China) (Class B Stock)	51,700	$35,983
International Business Machines Corp.	13,053	1,841,778
InterXion Holding NV (Netherlands)*	1,349	90,019
Itochu Techno-Solutions Corp. (Japan)	5,700	132,965
Jack Henry & Associates, Inc.	581	80,608
Kanematsu Electronics Ltd. (Japan)	4,400	132,850
Leidos Holdings, Inc.	1,836	117,669
Luxoft Holding, Inc.*	700	41,097
Mitsubishi Research Institute, Inc. (Japan)	7,400	223,725
NEC Networks & System Integration Corp. (Japan)	5,300	127,929
Net 1 UEPS Technologies, Inc. (South Africa)*	5,400	19,386
NET One Systems Co. Ltd. (Japan)	3,200	80,664
NIC, Inc.	1,542	26,353
Nihon Unisys Ltd. (Japan)	2,400	63,549
Nomura Research Institute Ltd. (Japan)	1,646	74,848
NS Solutions Corp. (Japan)	2,600	70,123
NSD Co. Ltd. (Japan)	3,100	72,180
NTT Data Corp. (Japan)	9,600	105,910
Obic Co. Ltd. (Japan)	400	40,309
Otsuka Corp. (Japan)	1,600	59,715
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*(a)	1,500	44,775
Paychex, Inc.	1,184	94,957
PayPal Holdings, Inc.*	51,602	5,358,352
Perspecta, Inc.	2,620	52,976
QIWI PLC (Russia), ADR*	1,400	20,146
Reply SpA (Italy)	2,125	137,143
Science Applications International Corp.	779	59,944
SCSK Corp. (Japan)	5,300	236,014
SONDA SA (Chile)	31,878	48,016
Sopra Steria Group (France)	50	5,811
Systex Corp. (Taiwan)	14,000	30,895
Tieto OYJ (Finland)	12,090	368,888
TIS, Inc. (Japan)	12,100	572,826
Total System Services, Inc.	1,502	142,705
TravelSky Technology Ltd. (China) (Class H Stock)	87,000	230,806
VeriSign, Inc.*	4,806	872,577
Visa, Inc. (Class A Stock)(a)	12,589	1,966,276
Wirecard AG (Germany)(a)	4,226	533,670
Worldpay, Inc. (Class A Stock)*	918	104,193

		24,107,747

Leisure Products — 0.0%
Accell Group NV (Netherlands)	2,809	78,062
American Outdoor Brands Corp.*	1,861	17,382
Bandai Namco Holdings, Inc. (Japan)	3,000	140,654
Beneteau SA (France)	3,311	38,885
Daikoku Denki Co. Ltd. (Japan)	1,000	13,926
Fields Corp. (Japan)	29,200	191,241
Giant Manufacturing Co. Ltd. (Taiwan)	15,000	107,182
Goodbaby International Holdings Ltd. (China)	84,000	24,453
Hasbro, Inc.	902	76,688
Heiwa Corp. (Japan)	3,800	75,954
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	9,357

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
KMC Kuei Meng International, Inc. (Taiwan)	3,150	$11,455
Mars Group Holdings Corp. (Japan)	1,800	35,715
Mattel, Inc.*(a)	4,931	64,103
Merida Industry Co. Ltd. (Taiwan)	8,000	44,732
Sankyo Co. Ltd. (Japan)	500	19,068
Sega Sammy Holdings, Inc. (Japan)	4,400	51,836
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	2,257
Shimano, Inc. (Japan)	700	113,878
Sturm Ruger & Co., Inc.	471	24,972
Technogym SpA (Italy), 144A	8,649	106,694
Tomy Co. Ltd. (Japan)	2,400	24,766
Topkey Corp. (Taiwan)	6,000	31,256
Vista Outdoor, Inc.*	2,962	23,726
Yamaha Corp. (Japan)	2,700	134,919

		1,463,161

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	38,863	3,123,808
Bio-Techne Corp.	623	123,697
CMIC Holdings Co. Ltd. (Japan)	1,200	16,670
EPS Holdings, Inc. (Japan)	8,300	138,596
Evotec SE (Germany)*	90,792	2,421,350
Gerresheimer AG (Germany)	6,834	514,865
ICON PLC (Ireland)*	875	119,508
IQVIA Holdings, Inc.*	1,207	173,627
Lonza Group AG (Switzerland)*	12,115	3,771,470
QIAGEN NV*	2,678	108,725
Siegfried Holding AG (Switzerland)*	1,366	490,789
Tecan Group AG (Switzerland)	2,718	642,144
Thermo Fisher Scientific, Inc.	1,853	507,203
Waters Corp.*	398	100,181

		12,252,633

Machinery — 0.7%
AGCO Corp.	1,817	126,372
Aida Engineering Ltd. (Japan)	30,800	222,229
Alfa Laval AB (Sweden)	5,426	124,769
Allison Transmission Holdings, Inc.	10,968	492,682
Alstom SA (France)	2,411	104,702
ANDRITZ AG (Austria)	1,011	43,413
Bando Chemical Industries Ltd. (Japan)	5,800	55,588
Barnes Group, Inc.	1,169	60,098
Biesse SpA (Italy)	2,750	59,977
Bodycote PLC (United Kingdom)	3,212	34,461
Caterpillar, Inc.	4,871	659,972
China Conch Venture Holdings Ltd. (China)	116,500	418,223
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	50,400	64,619
CNH Industrial NV (United Kingdom)	13,031	132,719
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	2,705	130,239
Conzzeta AG (Switzerland)	118	92,602
Crane Co.	1,164	98,498
CRRC Corp. Ltd. (China) (Class H Stock)	173,000	163,181
Cummins, Inc.(a)	2,005	316,529
Daiwa Industries Ltd. (Japan)	1,900	19,492
Deere & Co.	3,915	625,774
Deutz AG (Germany)	9,013	75,697

A693

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
DMG Mori Co. Ltd. (Japan)	10,800	$134,045
Donaldson Co., Inc.	1,801	90,158
Epiroc AB (Sweden) (Class A Stock)*	7,292	73,609
Epiroc AB (Sweden) (Class B Stock)*	4,013	38,429
EVA Precision Industrial Holdings Ltd. (China)	154,000	17,288
FANUC Corp. (Japan)	2,100	358,433
Fortive Corp.	2,124	178,182
Glory Ltd. (Japan)	14,800	355,131
Grupo Rotoplas SAB de CV (Mexico)	9,700	10,145
Haitian International Holdings Ltd. (China)	32,000	73,093
Hillenbrand, Inc.	2,192	91,034
Hisaka Works Ltd. (Japan)	2,400	19,865
Hoshizaki Corp. (Japan)	700	43,403
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)*	10,300	13,490
Illinois Tool Works, Inc.	2,521	361,839
Ingersoll-Rand PLC	2,715	293,084
Interpump Group SpA (Italy)	4,015	131,190
Iochpe Maxion SA (Brazil)	3,300	18,121
Kama Co. Ltd. (China) (Class B Stock)*	15,000	9,613
Kardex AG (Switzerland)	1,756	264,958
King Slide Works Co. Ltd. (Taiwan)	2,000	22,411
Kinik Co. (Taiwan)	3,000	5,971
Kone OYJ (Finland) (Class B Stock)	3,974	200,557
Krones AG (Germany)	800	70,710
Kurita Water Industries Ltd. (Japan)	4,300	109,833
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	2,700	36,112
Lonking Holdings Ltd. (China)	123,000	39,959
Makino Milling Machine Co. Ltd. (Japan)	7,000	288,972
Makita Corp. (Japan)	3,800	132,466
Middleby Corp. (The)*(a)	480	62,414
Mirle Automation Corp. (Taiwan)	14,581	22,304
Mitsubishi Heavy Industries Ltd. (Japan)	67,800	2,815,646
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)*	5,700	53,830
Nak Sealing Technologies Corp. (Taiwan)	3,000	7,042
Noritake Co. Ltd. (Japan)	2,600	124,786
OC Oerlikon Corp. AG (Switzerland)*	21,125	271,235
Oiles Corp. (Japan)	5,560	88,904
OKUMA Corp. (Japan)	6,200	336,105
Organo Corp. (Japan)	1,100	31,156
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	1,808
PACCAR, Inc.	4,631	315,556
Parker-Hannifin Corp.	12,413	2,130,319
Pentair PLC	2,961	131,794
Pfeiffer Vacuum Technology AG (Germany)	185	28,354
Rational AG (Germany)	117	72,356
Rechi Precision Co. Ltd. (Taiwan)	35,360	29,088
Rheon Automatic Machinery Co. Ltd. (Japan)	1,000	14,304
Rotork PLC (United Kingdom)	20,235	74,321
Ryobi Ltd. (Japan)	500	11,230
San Shing Fastech Corp. (Taiwan)	7,000	11,891
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	97,000	41,782
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	4,144

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	$8,408
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	7,537
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	22,112
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	25,320	10,149
Shin Zu Shing Co. Ltd. (Taiwan)	15,000	53,414
Shinmaywa Industries Ltd. (Japan)	6,100	75,824
Sinmag Equipment Corp. (Taiwan)	1,035	4,044
Sinotruk Hong Kong Ltd. (China)	49,500	105,738
Snap-on, Inc.	702	109,877
Spirax-Sarco Engineering PLC (United Kingdom)	5,601	524,920
Stanley Black & Decker, Inc.	1,966	267,710
Star Micronics Co. Ltd. (Japan)	1,100	16,734
Sumitomo Heavy Industries Ltd. (Japan)	28,300	917,193
Tadano Ltd. (Japan)	7,700	73,119
Takeuchi Manufacturing Co. Ltd. (Japan)	5,000	88,075
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)*	13,240	7,840
Toro Co. (The)	1,783	122,742
Tsubakimoto Chain Co. (Japan)	1,300	46,383
Turk Traktor ve Ziraat Makineleri A/S (Turkey)*	185	1,021
United Wagon Co. PJSC (Russia)*	2,217	14,520
Valmet OYJ (Finland)	21,565	545,900
Vesuvius PLC (United Kingdom)	6,852	53,012
Volvo AB (Sweden) (Class B Stock)	56,224	872,368
Vossloh AG (Germany)	1,276	58,338
WABCO Holdings, Inc.*	610	80,416
Wabtec Corp.	1,341	98,859
WEG SA (Brazil)	7,906	36,346
Weichai Power Co. Ltd. (China) (Class H Stock)	46,000	73,723
Woodward, Inc.	549	52,095
Xylem, Inc.	1,894	149,702
Yangzijiang Shipbuilding Holdings Ltd. (China)	207,300	229,976
Yungtay Engineering Co. Ltd. (Taiwan)	18,000	37,379

		19,049,780

Marine — 0.0%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	13,532
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	19,004
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	53,801
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	70,099
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	87,500	36,403
Costamare, Inc. (Monaco)	6,300	32,759
Diana Shipping, Inc. (Greece)*	6,205	17,498
Dryships, Inc. (Greece)	3,800	17,555
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	197,713	76,836
Grindrod Shipping Holdings Ltd. (Singapore)*	1,103	5,500

A694

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Kuehne + Nagel International AG (Switzerland)	418	$57,340
Qatar Navigation QSC (Qatar)	4,098	74,313
Seaspan Corp. (Hong Kong)(a)	5,300	46,109
Sincere Navigation Corp. (Taiwan)	35,000	17,869
SITC International Holdings Co. Ltd. (China)	73,000	75,031
Stolt-Nielsen Ltd. (Norway)	3,470	43,362
Trada Alam Minera Tbk PT (Indonesia)*	685,900	6,035
U-Ming Marine Transport Corp. (Taiwan)	32,000	32,335
Wan Hai Lines Ltd. (Taiwan)	19,000	9,913
Wisdom Marine Lines Co. Ltd. (Taiwan)*	32,857	32,183
Yang Ming Marine Transport Corp. (Taiwan)*	87,534	24,604

		762,081

Media — 0.4%
Asian Pay Television Trust (Singapore), UTS	270,100	25,134
Axel Springer SE (Germany)	1,190	61,529
Cable One, Inc.	113	110,896
CBS Corp. (Class B Non-Voting Stock)	6,312	300,010
Charter Communications, Inc. (Class A Stock)*(a)	1,556	539,792
Cheil Worldwide, Inc. (South Korea)	3,303	70,483
Cogeco Communications, Inc. (Canada)	800	51,088
Comcast Corp. (Class A Stock)	54,161	2,165,357
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	24,808
Cyfrowy Polsat SA (Poland)*	18,897	126,597
Daily Mail & General Trust PLC (United Kingdom) (Class A Stock)	26,050	219,189
Dentsu, Inc. (Japan)	4,700	198,588
Discovery, Inc. (Class A Stock)*	4,986	134,722
Eutelsat Communications SA (France)	4,090	71,643
Fox Corp. (Class A Stock)*	1,970	72,319
Fuji Media Holdings, Inc. (Japan)	2,400	33,130
Gannett Co., Inc.	4,974	52,426
GCI Liberty, Inc. (Class A Stock)*	1,185	65,898
Grupo Televisa SAB (Mexico), ADR	13,840	153,070
Hakuhodo DY Holdings, Inc. (Japan)	5,100	81,996
Interpublic Group of Cos., Inc. (The)	3,920	82,359
IPSOS (France)	8,714	218,378
JCDecaux SA (France)	2,493	76,095
John Wiley & Sons, Inc. (Class A Stock)	1,870	82,691
Lagardere SCA (France)	24,093	620,706
Liberty Broadband Corp. (Class C Stock)*	2,469	226,506
Liberty Global PLC (United Kingdom) (Class C Stock)*	5,387	130,419
Liberty Latin America Ltd. (Chile) (Class A Stock)*	843	16,304
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,683	52,184
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	3,889	148,715
Megacable Holdings SAB de CV (Mexico), UTS	16,100	74,668
Meredith Corp.	521	28,790
MultiChoice Group Ltd. (South Africa)*	8,304	69,614
Multiplus SA (Brazil)	500	3,428

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
News Corp. (Class A Stock)	110,789	$1,378,215
Nippon Television Holdings, Inc. (Japan)	2,300	34,508
NOS SGPS SA (Portugal)	8,817	56,409
Omnicom Group, Inc.(a)	1,828	133,426
OPT Holding, Inc. (Japan)	3,700	57,911
Pearson PLC (United Kingdom)	187,555	2,042,769
Plan B Media PCL (Thailand) (Class F Stock)*	55,000	11,022
ProSiebenSat.1 Media SE (Germany)	20,486	292,913
Proto Corp. (Japan)	4,300	77,751
Publicis Groupe SA (France)	4,470	239,581
Quebecor, Inc. (Canada) (Class B Stock)	4,000	98,058
Scholastic Corp.	1,134	45,088
SES SA (Luxembourg)	12,237	190,512
Shaw Communications, Inc. (Canada) (Class B Stock)	4,300	89,485
Singapore Press Holdings Ltd. (Singapore)	48,000	85,456
SKY Perfect JSAT Holdings, Inc. (Japan)	38,500	159,890
Surya Citra Media Tbk PT (Indonesia)	86,000	10,021
Television Broadcasts Ltd. (Hong Kong)	17,000	33,001
Tribune Media Co. (Class A Stock)	1,248	57,583
TV Asahi Holdings Corp. (Japan)	2,900	50,846
VGI Global Media PCL (Thailand)	98,900	28,237
Visi Media Asia Tbk PT (Indonesia)*	286,200	3,261
Wowow, Inc. (Japan)	1,100	29,474
WPP PLC (United Kingdom)	26,885	284,356
Zenrin Co. Ltd. (Japan)	7,500	166,202

		12,045,507

Metals & Mining — 0.7%
Acacia Mining PLC (Tanzania)*	12,309	31,477
Agnico Eagle Mines Ltd. (Canada)	2,338	101,648
Alamos Gold, Inc. (Canada) (Class A Stock)	20,521	104,114
Alrosa PJSC (Russia)	111,240	156,754
Angang Steel Co. Ltd. (China) (Class H Stock)	60,000	44,060
Anglo American Platinum Ltd. (South Africa)	1,069	54,549
AngloGold Ashanti Ltd. (South Africa), ADR	15,123	198,111
ArcelorMittal (Luxembourg)	23,011	468,434
Asahi Holdings, Inc. (Japan)	4,000	72,346
Assore Ltd. (South Africa)	871	22,555
B2Gold Corp. (Canada)*	31,600	88,438
Barrick Gold Corp. (Canada)	14,717	201,755
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)	40,800	12,457
Centamin PLC (Egypt)	37,681	43,766
Centerra Gold, Inc. (Canada)*	14,700	77,111
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	5,996
China Hongqiao Group Ltd. (China)	225,500	170,051
China Metal Products (Taiwan)	30,220	36,738
China Metal Resources Utilization Ltd. (China), 144A*	32,000	16,173
China Oriental Group Co. Ltd. (China)	96,000	60,462
China Rare Earth Holdings Ltd. (China)*	146,000	6,479
China Silver Group Ltd. (China)*	154,000	14,934
China Steel Corp. (Taiwan)	820,013	672,594
China Zhongwang Holdings Ltd. (China)	260,800	142,464
Detour Gold Corp. (Canada)*	6,200	58,179

A695

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Eldorado Gold Corp. (Canada)*	7,500	$34,628
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	50,058	82,204
Evolution Mining Ltd. (Australia)	94,646	245,925
Feng Hsin Steel Co. Ltd. (Taiwan)	33,000	64,764
Ferrexpo PLC (Ukraine)	70,323	227,378
Franco-Nevada Corp. (Canada)	1,400	104,962
Gloria Material Technology Corp. (Taiwan)	70,080	48,212
Gold Fields Ltd. (South Africa), ADR	52,620	196,273
Goldcorp, Inc. (Canada)	32,500	371,852
Grupa Kety SA (Poland)	346	29,153
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	123,900	339,205
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	41,659	79,152
Hecla Mining Co.	8,716	20,047
IAMGOLD Corp. (Canada)*	23,700	82,112
Iluka Resources Ltd. (Australia)	38,523	246,430
Impala Platinum Holdings Ltd. (South Africa)*	27,679	117,368
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	21,302
Inner Mongolia Eerduosi Resources Co. Ltd. (China) (Class B Stock)	60,700	55,456
JFE Holdings, Inc. (Japan)	102,700	1,743,252
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	91,000	121,334
Jinchuan Group International Resources Co. Ltd. (China)*	189,000	18,057
Kinross Gold Corp. (Canada)*	43,300	149,048
Kirkland Lake Gold Ltd. (Canada)	52,400	1,593,547
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	13,536
Kumba Iron Ore Ltd. (South Africa)	1,043	31,099
Kyoei Steel Ltd. (Japan)	2,200	31,372
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)	64,000	31,404
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	39,188
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	3,415	30,781
Maruichi Steel Tube Ltd. (Japan)	3,500	101,933
Mitsui Mining & Smelting Co. Ltd. (Japan)	900	23,084
MMC Norilsk Nickel PJSC (Russia), ADR(a)	14,690	308,857
Newcrest Mining Ltd. (Australia)	13,549	244,751
Newmont Mining Corp.	8,654	309,554
Nippon Light Metal Holdings Co. Ltd. (Japan)	236,700	518,986
Northam Platinum Ltd. (South Africa)*	10,106	44,400
Northern Star Resources Ltd. (Australia)	33,898	214,867
Novolipetsk Steel PJSC (Russia), GDR	4,182	107,492
Nucor Corp.	4,089	238,593
OZ Minerals Ltd. (Australia)	2,799	21,069
Pan African Resources PLC (United Kingdom)*	108,685	13,091
Pan American Silver Corp. (Canada)	15,900	10,443
Pan American Silver Corp. (Canada)	10,667	140,965
Paranapanema SA (Brazil)*	19,500	7,371
Polymetal International PLC (Russia)	8,154	91,914
Regis Resources Ltd. (Australia)	76,137	285,929

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	1,198	$108,131
Rio Tinto PLC (Australia), ADR(a)	71,195	4,189,826
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	20,915
Royal Gold, Inc.	906	82,383
Sandfire Resources NL (Australia)	13,131	64,483
Saracen Mineral Holdings Ltd. (Australia)*	82,991	171,379
Severstal PJSC (Russia), GDR	7,300	114,391
Shandong Gold Mining Co. Ltd. (China) (Class H Stock), 144A*	38,250	91,118
Shougang Fushan Resources Group Ltd. (China)	262,000	60,145
Sibanye Gold Ltd. (South Africa), ADR*	23,254	96,039
Southern Copper Corp. (Peru)	2,000	79,360
St. Barbara Ltd. (Australia)	45,675	109,178
Stalprodukt SA (Poland)	94	8,132
Steel Dynamics, Inc.	4,286	151,167
TA Chen Stainless Pipe (Taiwan)	34,111	50,448
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	12,449
Tiangong International Co. Ltd. (China)	170,000	39,876
Toho Titanium Co. Ltd. (Japan)	3,800	32,633
Tung Ho Steel Enterprise Corp. (Taiwan)	78,000	53,828
Vale SA (Brazil), ADR	99,500	1,299,470
Wheaton Precious Metals Corp. (Canada)	7,600	180,908
Xiwang Special Steel Co. Ltd. (China)	143,000	27,959
Yamana Gold, Inc. (Brazil)	49,785	129,646
YC INOX Co. Ltd. (Taiwan)	37,900	32,294
Yieh Phui Enterprise Co. Ltd. (Taiwan)	194,264	62,883
Yodogawa Steel Works Ltd. (Japan)	3,000	55,674
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	162,000	162,260
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	238,000	98,685

		19,299,645

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	5,789	97,487
AGNC Investment Corp.	10,562	190,115
Annaly Capital Management, Inc.	34,276	342,417
Apollo Commercial Real Estate Finance, Inc.(a)	1,886	34,325
ARMOUR Residential REIT, Inc.	2,252	43,982
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	1,948	67,323
Capstead Mortgage Corp.	9,568	82,189
Chimera Investment Corp.	6,136	114,989
Colony Credit Real Estate, Inc.	4,116	64,457
Concentradora Hipotecaria SAPI de CV (Mexico)	36,300	31,119
Granite Point Mortgage Trust, Inc.	3,924	72,869
Invesco Mortgage Capital, Inc.	5,105	80,659
New Residential Investment Corp.	6,880	116,341
PennyMac Mortgage Investment Trust	3,740	77,455
Redwood Trust, Inc.	4,004	64,665
Starwood Property Trust, Inc.	5,936	132,670
Two Harbors Investment Corp.	7,896	106,833

		1,719,895

A696

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	18,105	$88,220
Big Lots, Inc.	694	26,386
Can Do Co. Ltd. (Japan)	2,100	32,080
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,200	129,298
Dollar General Corp.	2,637	314,594
Dollar Tree, Inc.*	3,035	318,796
Far Eastern Department Stores Ltd. (Taiwan)	127,000	67,638
Golden Eagle Retail Group Ltd. (China)	33,000	39,091
H2O Retailing Corp. (Japan)	4,500	62,670
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	50,214
Hyundai Department Store Co. Ltd. (South Korea)	1,887	167,834
Isetan Mitsukoshi Holdings Ltd. (Japan)	13,200	133,410
Izumi Co. Ltd. (Japan)	1,000	46,606
J Front Retailing Co. Ltd. (Japan)	9,700	115,492
Kohl’s Corp.(a)	2,275	156,452
Lifestyle China Group Ltd. (Hong Kong)*	79,000	28,452
Lojas Americanas SA (Brazil)	700	2,333
Lojas Renner SA (Brazil)	6,630	73,728
Lotte Shopping Co. Ltd. (South Korea)	960	150,729
Macy’s, Inc.	7,614	182,964
Magazine Luiza SA (Brazil)	500	21,933
Maoye International Holdings Ltd. (China)	163,000	12,873
Mitra Adiperkasa Tbk PT (Indonesia)	224,000	15,281
Next PLC (United Kingdom)	1,867	135,706
Nordstrom, Inc.	1,503	66,703
Pan Pacific International Holdings Corp. (Japan)	1,300	86,298
Parkson Retail Group Ltd. (China)	191,500	15,324
Poya International Co. Ltd. (Taiwan)	2,030	24,017
Rimo International Lestari Tbk PT (Indonesia)*	2,274,600	21,117
Ripley Corp. SA (Chile)	69,593	56,782
Robinson PCL (Thailand)	18,100	33,516
Ryohin Keikaku Co. Ltd. (Japan)	200	50,669
SACI Falabella (Chile)	14,163	105,311
Takashimaya Co. Ltd. (Japan)	11,100	147,878
Target Corp.(a)	52,447	4,209,396
Wesfarmers Ltd. (Australia)	9,670	238,026
Woolworths Holdings Ltd. (South Africa)	23,670	76,329

		7,504,146

Multi-Utilities — 0.8%
A2A SpA (Italy)	215,610	393,721
AGL Energy Ltd. (Australia)	9,285	143,471
Ameren Corp.	56,969	4,190,070
Atco Ltd. (Canada) (Class I Stock)	3,200	107,756
Avista Corp.	710	28,840
Black Hills Corp.	1,006	74,514
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	98,274
CenterPoint Energy, Inc.	1,925	59,098
Centrica PLC (United Kingdom)	73,436	109,279
CMS Energy Corp.	46,076	2,559,061
Consolidated Edison, Inc.	3,851	326,603
Dominion Energy, Inc.	4,290	328,871

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
DTE Energy Co.	22,491	$2,805,527
E.ON SE (Germany)	317,740	3,533,544
Engie SA (France)	43,483	648,311
Hera SpA (Italy)	69,432	251,573
Iren SpA (Italy)	113,419	289,664
National Grid PLC (United Kingdom)	53,081	588,451
NiSource, Inc.	4,217	120,859
NorthWestern Corp.	1,555	109,488
Public Service Enterprise Group, Inc.	6,225	369,827
Qatar Electricity & Water Co. QSC (Qatar)	1,209	57,222
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	4,989	14,242
RWE AG (Germany)	117,574	3,153,579
Sempra Energy	1,942	244,420
Suez (France)	6,843	90,670
Unitil Corp.	1,234	66,846
Veolia Environnement SA (France)	11,782	263,639
WEC Energy Group, Inc.	1,788	141,395

		21,168,815

Oil, Gas & Consumable Fuels — 2.0%
Agritrade Resources Ltd. (Hong Kong)	170,000	28,269
Antero Resources Corp.*	7,321	64,644
Bangchak Corp. PCL (Thailand)	43,900	44,644
Beach Energy Ltd. (Australia)	288,011	419,360
BP PLC (United Kingdom), ADR	50,496	2,207,685
Cabot Oil & Gas Corp.	3,249	84,799
Caltex Australia Ltd. (Australia)	3,972	73,958
Chevron Corp.	20,195	2,487,620
China Aviation Oil Singapore Corp. Ltd. (Singapore)	49,900	49,430
China Coal Energy Co. Ltd. (China) (Class H Stock)	170,000	70,484
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,479,200	1,168,613
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	170,500	388,916
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	254,000	77,515
CNOOC Ltd. (China) (Class H Stock)	948,000	1,774,920
ConocoPhillips	62,793	4,190,805
Cosan Ltd. (Brazil) (Class A Stock)	6,500	75,335
Cosan SA (Brazil)	4,700	50,873
Cosmo Energy Holdings Co. Ltd. (Japan)	2,300	46,054
Devon Energy Corp.	5,741	181,186
E1 Corp. (South Korea)	1,108	62,998
Empresas COPEC SA (Chile)	9,381	119,104
Enagas SA (Spain)	7,151	208,192
Enbridge, Inc. (Canada), (XTSE)	17,585	636,895
Energy Earth PCL (Thailand)*^	235,500	1
Eni SpA (Italy)	126,689	2,242,559
EQT Corp.	6,665	138,232
Equinor ASA (Norway)	12,456	273,117
Exxaro Resources Ltd. (South Africa)	10,020	114,172
Exxon Mobil Corp.	40,095	3,239,676
Formosa Petrochemical Corp. (Taiwan)	58,000	217,474
Galp Energia SGPS SA (Portugal) (Class B Stock)	34,240	549,312
GasLog Ltd. (Monaco)	1,900	33,173

A697

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gazprom Neft PJSC (Russia), ADR	3,676	$90,430
Gazprom PJSC (Russia), ADR	574,150	2,595,158
Gaztransport Et Technigaz SA (France)	1,688	153,781
Grupa Lotos SA (Poland)	4,954	107,755
Hellenic Petroleum SA (Greece)	4,691	44,943
HollyFrontier Corp.	40,155	1,978,437
Idemitsu Kosan Co. Ltd. (Japan)	7,019	234,016
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	185,800	228,828
IRPC PCL (Thailand)	401,600	72,844
JXTG Holdings, Inc. (Japan)	100,200	456,963
Kinder Morgan, Inc.	30,069	601,681
Koninklijke Vopak NV (Netherlands)	800	38,318
Kunlun Energy Co. Ltd. (China)	222,000	232,290
LUKOIL PJSC (Russia), ADR(a)	21,194	1,898,982
Marathon Oil Corp.	63,045	1,053,482
MOL Hungarian Oil & Gas PLC (Hungary)	27,520	315,397
Motor Oil Hellas Corinth Refineries SA (Greece)	3,129	72,654
Neste OYJ (Finland)	1,254	133,815
NewOcean Energy Holdings Ltd. (Hong Kong)*	742,000	211,635
Novatek PJSC (Russia), GDR	2,029	348,053
Occidental Petroleum Corp.	6,183	409,315
OMV AG (Austria)	5,676	308,255
Parkland Fuel Corp. (Canada)	2,100	64,162
PetroChina Co. Ltd. (China) (Class H Stock)	1,050,000	681,522
Petron Corp. (Philippines)	166,500	20,604
Peyto Exploration & Development Corp. (Canada)	9,300	48,645
Phillips 66	43,717	4,160,547
Pilipinas Shell Petroleum Corp. (Philippines)	29,720	28,042
Polski Koncern Naftowy ORLEN SA (Poland)	17,204	438,539
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	61,778	100,722
Qatar Gas Transport Co. Ltd. (Qatar)	12,043	68,691
QGEP Participacoes SA (Brazil)	6,600	26,044
Repsol SA (Spain)	29,186	500,155
Rosneft Oil Co. PJSC (Russia), GDR	70,120	441,081
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	60,284	1,891,009
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,264	134,070
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	52,443	1,659,186
Saras SpA (Italy)	67,866	125,860
Semirara Mining & Power Corp. (Philippines)	67,900	28,456
Ship Finance International Ltd. (Norway)(a)	2,230	27,518
Sinanen Holdings Co. Ltd. (Japan)	1,900	36,097
Sinopec Kantons Holdings Ltd. (China)	90,000	41,029
SK Gas Ltd. (South Korea)	920	74,104
SK Innovation Co. Ltd. (South Korea)	1,643	259,756
Snam SpA (Italy)	22,970	118,127
Star Petroleum Refining PCL (Thailand)	138,800	47,787
StealthGas, Inc. (Greece)*	7,500	26,249
Sugih Energy Tbk PT (Indonesia)*	660,500	2,319
Suncor Energy, Inc. (Canada)	76,700	2,485,784

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Surgutneftegas PJSC (Russia), ADR(a)	148,630	$554,390
Tatneft PJSC (Russia), ADR	8,098	558,681
Thai Oil PCL (Thailand)	49,200	107,890
TOTAL SA (France)(a)	39,803	2,213,487
Tourmaline Oil Corp. (Canada)	9,800	151,362
TransCanada Corp. (Canada)	8,700	390,746
Tsakos Energy Navigation Ltd. (Greece)	8,000	24,799
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	2,526	56,598
Ultrapar Participacoes SA (Brazil)	7,600	90,881
United Energy Group Ltd. (Hong Kong)	154,000	29,671
United Tractors Tbk PT (Indonesia)	50,600	96,321
Valero Energy Corp.	48,270	4,094,744
Washington H. Soul Pattinson & Co. Ltd. (Australia)	4,340	81,157
Whitehaven Coal Ltd. (Australia)	24,377	69,971
World Fuel Services Corp.	1,498	43,277

		55,007,127

Paper & Forest Products — 0.1%
Chung Hwa Pulp Corp. (Taiwan)	83,838	26,691
Duratex SA (Brazil)	9,290	25,839
Empresas CMPC SA (Chile)	51,478	181,552
Hokuetsu Corp. (Japan)	15,000	87,642
Holmen AB (Sweden) (Class B Stock)	3,931	85,217
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	105,000	89,954
Mondi Ltd. (United Kingdom)	9,822	217,077
Nine Dragons Paper Holdings Ltd. (Hong Kong)	162,000	155,124
Nippon Paper Industries Co. Ltd. (Japan)	5,900	121,757
Oji Holdings Corp. (Japan)	28,900	179,504
Pabrik Kertas Tjiwi Kimia Tbk PT (Indonesia)	56,800	44,114
Sappi Ltd. (South Africa)	30,680	141,860
Schweitzer-Mauduit International, Inc.	1,856	71,864
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	60,150	38,028
Suzano Papel e Celulose SA (Brazil)	12,968	153,350
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	10,662	92,585
YFY, Inc. (Taiwan)	222,000	85,515

		1,797,673

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	659	109,799
Beiersdorf AG (Germany)	779	81,062
Coty, Inc. (Class A Stock)(a)	8,616	99,084
Edgewell Personal Care Co.*	1,365	59,910
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,512	6,557
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,084	345,006
Fancl Corp. (Japan)	1,800	46,593
Grape King Bio Ltd. (Taiwan)	5,000	32,376
Hengan International Group Co. Ltd. (China)	24,000	211,403
Interparfums SA (France)	138	7,506
Kao Corp. (Japan)	4,200	331,441

A698

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	$50,685
LG Household & Health Care Ltd. (South Korea)	116	144,811
L’Oreal SA (France)	1,913	515,383
Mandom Corp. (Japan)	9,100	234,003
Microbio Co. Ltd. (Taiwan)*	47,886	23,817
MTG Co. Ltd. (Japan)	1,300	27,040
Natura Cosmeticos SA (Brazil)	2,200	25,268
Oriflame Holding AG (Switzerland)	7,646	147,120
Shiseido Co. Ltd. (Japan)	2,800	202,207
Unilever NV (United Kingdom), CVA	16,845	980,500
Unilever PLC (United Kingdom), ADR	28,277	1,632,149

		5,313,720

Pharmaceuticals — 1.8%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,641
Allergan PLC	6,619	969,088
Amneal Pharmaceuticals, Inc.*	1,286	18,223
Ascendis Health Ltd. (South Africa)*	10,213	2,469
Aspen Pharmacare Holdings Ltd. (South Africa)	14,395	92,866
Astellas Pharma, Inc. (Japan)	247,300	3,713,150
AstraZeneca PLC (United Kingdom)	663	52,822
AstraZeneca PLC (United Kingdom), ADR	16,906	683,510
Bristol-Myers Squibb Co.	89,543	4,272,096
China Animal Healthcare Ltd. (China)*^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	24,550
China Medical System Holdings Ltd. (China)	54,000	52,517
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	5,887
China Resources Pharmaceutical Group Ltd. (China), 144A	77,500	110,209
China Shineway Pharmaceutical Group Ltd. (China)	29,000	29,094
Chugai Pharmaceutical Co. Ltd. (Japan)	1,000	69,217
Consun Pharmaceutical Group Ltd. (China)	38,000	27,948
CSPC Pharmaceutical Group Ltd. (China)	100,000	186,831
Daiichi Sankyo Co. Ltd. (Japan)	5,600	264,513
Daito Pharmaceutical Co. Ltd. (Japan)	2,180	54,224
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	96,000	18,091
Eisai Co. Ltd. (Japan)	4,900	275,635
Eli Lilly & Co.	4,153	538,893
Formosa Laboratories, Inc. (Taiwan)	6,000	8,286
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	8,000	35,411
H. Lundbeck A/S (Denmark)	884	38,256
Hanmi Science Co. Ltd. (South Korea)	958	65,408
Hisamitsu Pharmaceutical Co., Inc. (Japan)	900	41,409
Hypera SA (Brazil)	5,900	39,028
Jazz Pharmaceuticals PLC*	539	77,050
Johnson & Johnson	36,437	5,093,528
Kalbe Farma Tbk PT (Indonesia)	357,000	38,016
Kissei Pharmaceutical Co. Ltd. (Japan)	2,300	60,250
KYORIN Holdings, Inc. (Japan)	3,100	60,633
Kyowa Hakko Kirin Co. Ltd. (Japan)	2,700	58,978
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	6,422	22,398

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Luye Pharma Group Ltd. (China), 144A	58,000	$50,898
Mega Lifesciences PCL (Thailand)	27,100	27,807
Merck & Co., Inc.	14,499	1,205,882
Merck KGaA (Germany)	35,140	4,012,096
Mitsubishi Tanabe Pharma Corp. (Japan)	3,100	41,459
Mylan NV*	95,786	2,714,575
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	9,300	123,465
Nippon Shinyaku Co. Ltd. (Japan)	700	50,955
Novartis AG (Switzerland)	37,529	3,615,706
Novo Nordisk A/S (Denmark) (Class B Stock)	103,890	5,453,559
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	11,522
Ono Pharmaceutical Co. Ltd. (Japan)	5,200	101,991
Orion OYJ (Finland) (Class B Stock)	2,192	82,221
Otsuka Holdings Co. Ltd. (Japan)	20,000	785,990
Pfizer, Inc.	46,504	1,975,025
Phytohealth Corp. (Taiwan)*	10,000	6,867
Prestige Consumer Healthcare, Inc.*	676	20,219
Recordati SpA (Italy)	1,314	51,208
Richter Gedeon Nyrt (Hungary)	5,104	96,418
Roche Holding AG (Switzerland)	8,424	2,327,345
Rohto Pharmaceutical Co. Ltd. (Japan)	13,800	354,821
Sanofi (France)	17,769	1,571,945
Santen Pharmaceutical Co. Ltd. (Japan)	36,900	550,164
Sawai Pharmaceutical Co. Ltd. (Japan)	6,700	388,313
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	9,443
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	12,500	45,504
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	24,297
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	16,833
Shionogi & Co. Ltd. (Japan)	58,200	3,610,700
Sihuan Pharmaceutical Holdings Group Ltd. (China)	352,000	85,450
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	8,694
SSY Group Ltd. (Hong Kong)	50,000	46,677
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,524
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	2,700	66,877
Synmosa Biopharma Corp. (Taiwan)	11,832	11,122
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	800	76,283
Takeda Pharmaceutical Co. Ltd. (Japan)	9,198	373,975
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	19,417
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	44,000	59,256
Towa Pharmaceutical Co. Ltd. (Japan)	15,600	411,319
Tsumura & Co. (Japan)	1,800	54,785
TTY Biopharm Co. Ltd. (Taiwan)	8,000	21,707
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	7,008
UCB SA (Belgium)	40,640	3,492,180
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	9,400	40,940
YungShin Global Holding Corp. (Taiwan)	15,400	20,820

A699

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	1,632	$164,293

		51,398,711

Professional Services — 0.4%
51job, Inc. (China), ADR*	700	54,516
Akka Technologies (France)	662	45,072
ALS Ltd. (Australia)	34,780	187,810
Amadeus Fire AG (Germany)	1,021	117,997
Applus Services SA (Spain)	1,758	21,048
Bureau Veritas SA (France)	3,761	88,356
DKSH Holding AG (Switzerland)	1,384	79,858
Equifax, Inc.	982	116,367
Experian PLC (United Kingdom)	102,663	2,782,913
Forrester Research, Inc.	1,005	48,592
FTI Consulting, Inc.*	936	71,904
Hays PLC (United Kingdom)	159,955	312,538
Huron Consulting Group, Inc.*	791	37,351
IHS Markit Ltd.*	4,483	243,786
Intertek Group PLC (United Kingdom)	1,976	125,150
Intertrust NV (Netherlands), 144A	9,109	171,623
ManpowerGroup, Inc.	15,890	1,313,944
McMillan Shakespeare Ltd. (Australia)	4,131	35,200
Meitec Corp. (Japan)	1,200	54,540
Nielsen Holdings PLC	5,487	129,877
Pasona Group, Inc. (Japan)	3,100	46,835
Recruit Holdings Co. Ltd. (Japan)	10,200	291,702
RELX PLC (United Kingdom)	11,955	255,779
SGS SA (Switzerland)	55	136,933
Sporton International, Inc. (Taiwan)	3,079	17,964
Stantec, Inc. (Canada)	2,700	63,805
Teleperformance (France)	790	142,232
Thomson Reuters Corp. (Canada)	2,600	153,838
TransUnion	1,333	89,098
Verisk Analytics, Inc.	1,072	142,576
Wolters Kluwer NV (Netherlands)	62,292	4,246,712

		11,625,916

Real Estate Management & Development — 1.5%
ADO Properties SA (Germany), 144A	650	37,014
Aedas Homes SAU (Spain), 144A*	17,064	437,376
Aeon Mall Co. Ltd. (Japan)	4,420	72,639
Aliansce Shopping Centers SA (Brazil)	2,800	14,124
Allreal Holding AG (Switzerland)*	959	163,336
Ascendas India Trust (Singapore), UTS	1,234,700	1,084,417
Azrieli Group Ltd. (Israel)	2,536	150,209
Bangkok Land PCL (Thailand)	1,163,500	57,588
Barwa Real Estate Co. (Qatar)	3,802	38,179
Bayside Land Corp. (Israel)	46	21,915
Beijing North Star Co. Ltd. (China) (Class H Stock)	66,000	22,380
BR Malls Participacoes SA (Brazil)	26,375	84,136
BR Properties SA (Brazil)	7,500	16,933
C C Land Holdings Ltd. (Hong Kong)	322,000	72,526
CA Immobilien Anlagen AG (Austria)	3,622	130,712
CapitaLand Ltd. (Singapore)	388,100	1,046,997
Carnival Group International Holdings Ltd. (Hong Kong)*	890,000	5,379
Castellum AB (Sweden)	84,959	1,649,373

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	$42,596
Central China Real Estate Ltd. (China)	130,000	63,764
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	11,574
China Logistics Property Holdings Co. Ltd. (China), 144A*	151,000	52,676
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	80,119
China Overseas Land & Investment Ltd. (China)	272,000	1,034,905
China Resources Land Ltd. (China)	170,000	764,163
China SCE Group Holdings Ltd. (China)	289,000	151,389
China South City Holdings Ltd. (China)	660,000	106,032
China Vanke Co. Ltd. (China) (Class H Stock)	57,827	243,436
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	16,723
Chong Hong Construction Co. Ltd. (Taiwan)	12,820	37,513
City Developments Ltd. (Singapore)	119,900	801,964
CK Asset Holdings Ltd. (Hong Kong)	378,500	3,366,253
Country Group Development PCL (Thailand)*	580,100	21,021
Cushman & Wakefield PLC*	30,937	550,679
Daibiru Corp. (Japan)	2,600	24,648
Daito Trust Construction Co. Ltd. (Japan)	900	125,323
Daiwa House Industry Co. Ltd. (Japan)	87,900	2,793,569
Da-Li Development Co. Ltd. (Taiwan)	13,047	14,060
Deutsche EuroShop AG (Germany)	16,256	493,614
Deutsche Wohnen SE (Germany)	7,871	382,289
Dios Fastigheter AB (Sweden)	11,250	92,387
Emaar Malls PJSC (United Arab Emirates)	371,079	175,621
Entra ASA (Norway), 144A	99,140	1,498,246
EPP NV (Poland)	37,304	50,358
Etalon Group PLC (Russia), GDR	7,973	14,273
Fabege AB (Sweden)	21,154	307,191
Farglory Land Development Co. Ltd. (Taiwan)	43,000	52,383
Fastighets AB Balder (Sweden) (Class B Stock)*	1,936	62,130
First Capital Realty, Inc. (Canada)	5,400	86,474
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	29,202
Guorui Properties Ltd. (China)	100,000	20,282
Hang Lung Group Ltd. (Hong Kong)	47,000	151,228
Hanson International Tbk PT (Indonesia)*	2,093,800	15,007
Hemfosa Fastigheter AB (Sweden)	16,888	148,307
Henderson Land Development Co. Ltd. (Hong Kong)	55,478	353,562
Highwealth Construction Corp. (Taiwan)	46,000	75,925
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	26,459
Hongkong Land Holdings Ltd. (Hong Kong)	47,500	338,201
Hopefluent Group Holdings Ltd. (China)	74,000	23,553
Hopson Development Holdings Ltd. (China)	110,000	107,531
Huaku Development Co. Ltd. (Taiwan)	18,000	43,277
Huang Hsiang Construction Corp. (Taiwan)	9,000	8,020
Hung Sheng Construction Ltd. (Taiwan)	38,400	37,081
Hysan Development Co. Ltd. (Hong Kong)	37,000	198,509

A700

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Iguatemi Empresa de Shopping Centers SA (Brazil)	2,300	$22,898
IMMOFINANZ AG (Austria)	2,427	60,180
Instone Real Estate Group AG (Germany), 144A*	21,850	491,385
Intershop Holding AG (Switzerland)	171	87,431
Jiayuan International Group Ltd. (China)	92,000	48,847
Jones Lang LaSalle, Inc.	412	63,522
Joy City Property Ltd. (China)	402,000	55,884
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	37,278
Kerry Properties Ltd. (Hong Kong)	58,500	262,462
Klovern AB (Sweden) (Class B Stock)	12,900	17,713
Kungsleden AB (Sweden)	15,523	123,508
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	16,952
LAMDA Development SA (Greece)*	3,395	24,482
Lendlease Group (Australia)	8,815	77,488
Lippo Karawaci Tbk PT (Indonesia)	1,142,400	23,109
LOG Commercial Properties e Participacoes SA (Brazil)*	1,031	4,482
Logan Property Holdings Co. Ltd. (China)	92,000	153,380
LPN Development PCL (Thailand)	71,700	15,504
LSR Group PJSC (Russia), GDR	5,240	10,548
LVGEM China Real Estate Investment Co. Ltd. (China)	136,000	39,128
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	199,000	3,607,744
Mitsui Fudosan Co. Ltd. (Japan)	13,100	330,095
Mobimo Holding AG (Switzerland)	375	94,433
Multiplan Empreendimentos Imobiliarios SA (Brazil)	5,000	29,844
Nam Tai Property, Inc. (China)	2,185	21,522
NEPI Rockcastle PLC (Romania)	16,531	139,096
Nexity SA (France)	1,597	77,970
OUE Ltd. (Singapore)	83,800	105,256
Parque Arauco SA (Chile)	25,914	69,307
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	28,409
Poly Property Group Co. Ltd. (China)	301,000	117,542
Powerlong Real Estate Holdings Ltd. (China)	246,000	128,898
Prince Housing & Development Corp. (Taiwan)	198,000	74,629
Property Perfect PCL (Thailand)	965,700	24,305
PSP Swiss Property AG (Switzerland)	1,021	111,012
Puradelta Lestari Tbk PT (Indonesia)	194,000	3,005
Quality Houses PCL (Thailand)	472,600	44,121
Radium Life Tech Co. Ltd. (Taiwan)*	68,260	33,072
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	119,839	116,153
Redco Group (China), 144A	52,000	24,591
Renhe Commercial Holdings Co. Ltd. (China)*	1,140,000	39,136
Robinsons Land Corp. (Philippines)	116,211	54,218
Ronshine China Holdings Ltd. (China)*	89,500	142,589
Ruentex Development Co. Ltd. (Taiwan)	43,200	65,446
S IMMO AG (Austria)	4,197	85,899
SAMTY Co. Ltd. (Japan)	12,300	166,686
Sansiri PCL (Thailand)	564,600	23,352

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
SC Asset Corp. PCL (Thailand)	293,900	$27,820
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	16,531
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)	24,600	40,038
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	32,240	47,345
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	51,437
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	4,637
Shenzhen Investment Ltd. (China)	456,000	174,648
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	13,238
Shining Building Business Co. Ltd. (Taiwan)*	27,562	9,406
Shinoken Group Co. Ltd. (Japan)	7,000	47,229
Shui On Land Ltd. (China)	711,500	176,215
Siam Future Development PCL (Thailand)	152,324	36,522
Sino-Ocean Group Holding Ltd. (China)	438,500	192,482
Sinyi Realty, Inc. (Taiwan)	18,658	18,639
Skyfame Realty Holdings Ltd. (China)	76,000	10,945
SM Prime Holdings, Inc. (Philippines)	155,000	117,641
SOHO China Ltd. (China)*	247,000	104,256
Sonae Sierra Brasil SA (Brazil)	2,400	17,365
St. Joe Co. (The)*	3,082	50,822
St. Modwen Properties PLC (United Kingdom)	2,340	12,100
Sumitomo Realty & Development Co. Ltd. (Japan)	66,700	2,763,903
Sun Hung Kai Properties Ltd. (Hong Kong)	221,500	3,806,122
Sunshine 100 China Holdings Ltd. (China), 144A*	55,000	10,893
Supalai PCL (Thailand)	63,600	37,922
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	180,711
Swire Properties Ltd. (Hong Kong)	48,400	208,155
Swiss Prime Site AG (Switzerland)*	2,687	235,715
TAG Immobilien AG (Germany)	26,632	658,542
Taiwan Land Development Corp. (Taiwan)*	183,882	50,946
Times China Holdings Ltd. (China)	78,000	161,861
TOC Co. Ltd. (Japan)	10,600	73,199
Tokyo Tatemono Co. Ltd. (Japan)	28,900	354,310
Tosei Corp. (Japan)	9,100	82,273
United Development Co. QSC (Qatar)	13,752	52,627
Vista Land & Lifescapes, Inc. (Philippines)	396,600	54,552
Vonovia SE (Germany)	70,773	3,675,324
WHA Corp. PCL (Thailand)	332,050	44,256
Wihlborgs Fastigheter AB (Sweden)	1,325	18,058
Xinyuan Real Estate Co. Ltd. (China), ADR(a)	7,300	35,551
Yanlord Land Group Ltd. (Singapore)	578,100	581,730
Ying Li International Real Estate Ltd. (Singapore)*	225,700	22,138
Yuexiu Property Co. Ltd. (China)	616,000	148,581
Yuzhou Properties Co. Ltd. (China)	243,727	147,761
Zall Smart Commerce Group Ltd. (China)	169,000	66,087

A701

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Zhenro Properties Group Ltd. (China)	64,000	$44,617

		42,278,412

Road & Rail — 0.9%
Aurizon Holdings Ltd. (Australia)	99,583	321,760
BTS Group Holdings PCL (Thailand)	190,000	65,899
Canadian National Railway Co. (Canada)	7,900	707,208
Canadian Pacific Railway Ltd. (Canada)	17,400	3,585,076
CAR, Inc. (China)*	40,000	34,654
Central Japan Railway Co. (Japan)	20,200	4,691,110
CJ Logistics Corp. (South Korea)*	500	73,065
ComfortDelGro Corp. Ltd. (Singapore)	44,000	83,560
Cosan Logistica SA (Brazil)*	6,900	26,822
CSX Corp.	964	72,126
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	40,967
DSV A/S (Denmark)	1,823	151,064
East Japan Railway Co. (Japan)	43,900	4,234,924
eHi Car Services Ltd. (China), ADR*(a)	5,100	59,976
Firstgroup PLC (United Kingdom)*	70,490	83,620
Fukuyama Transporting Co. Ltd. (Japan)	2,200	84,688
Globaltrans Investment PLC (Russia), GDR	5,519	58,808
Guangshen Railway Co. Ltd. (China) (Class H Stock)	114,000	44,381
Hamakyorex Co. Ltd. (Japan)	500	19,210
Hankyu Hanshin Holdings, Inc. (Japan)	4,400	164,903
Heartland Express, Inc.	2,036	39,254
Hitachi Transport System Ltd. (Japan)	6,100	181,095
J.B. Hunt Transport Services, Inc.	865	87,616
Kansas City Southern	1,330	154,253
Keikyu Corp. (Japan)	2,500	42,412
Keio Corp. (Japan)	2,700	174,370
Keisei Electric Railway Co. Ltd. (Japan)	4,300	156,160
Kintetsu Group Holdings Co. Ltd. (Japan)	1,500	69,856
Knight-Swift Transportation Holdings, Inc.	3,150	102,942
Landstar System, Inc.	380	41,568
Localiza Rent a Car SA (Brazil)	5,985	50,000
MTR Corp. Ltd. (Hong Kong)	24,730	153,190
Nagoya Railroad Co. Ltd. (Japan)	4,600	127,297
Nankai Electric Railway Co. Ltd. (Japan)	2,600	71,760
National Express Group PLC (United Kingdom)	22,977	121,617
Nikkon Holdings Co. Ltd. (Japan)	11,000	260,291
Nippon Express Co. Ltd. (Japan)	2,500	139,211
Nobina AB (Sweden), 144A	2,291	14,774
Norfolk Southern Corp.	6,184	1,155,728
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	109,022
Old Dominion Freight Line, Inc.	865	124,897
PKP Cargo SA (Poland)*	3,308	40,383
Sankyu, Inc. (Japan)	1,400	68,274
Seibu Holdings, Inc. (Japan)	6,500	113,782
Seino Holdings Co. Ltd. (Japan)	35,800	477,377
Senko Group Holdings Co. Ltd. (Japan)	8,000	66,419
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	5,828
Tobu Railway Co. Ltd. (Japan)	6,000	173,189
Tokyu Corp. (Japan)	11,700	204,345
Union Pacific Corp.(a)	34,179	5,714,729

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Werner Enterprises, Inc.	2,145	$73,252
West Japan Railway Co. (Japan)	4,300	323,733

		25,242,445

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	2,319	244,121
ASE Technology Holding Co. Ltd. (Taiwan)	240,500	527,953
ASM International NV (Netherlands)	1,702	92,386
ASML Holding NV (Netherlands)	18,584	3,500,020
BE Semiconductor Industries NV (Netherlands)	12,724	339,373
Broadcom, Inc.	5,044	1,516,781
Chen Full International Co. Ltd. (Taiwan)	15,000	18,999
ChipMOS Technologies, Inc. (Taiwan)	43,396	37,073
Cirrus Logic, Inc.*	761	32,015
Daqo New Energy Corp. (China), ADR*(a)	900	29,727
Everlight Electronics Co. Ltd. (Taiwan)	51,000	51,844
Ferrotec Holdings Corp. (Japan)	1,300	13,009
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	28,814
GCL-Poly Energy Holdings Ltd. (China)*	2,238,000	157,561
Global Lighting Technologies, Inc. (Taiwan)	24,000	25,984
Greatek Electronics, Inc. (Taiwan)	26,000	35,868
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Holtek Semiconductor, Inc. (Taiwan)	9,000	21,392
Infineon Technologies AG (Germany)	35,406	704,824
Intel Corp.	60,737	3,261,577
King Yuan Electronics Co. Ltd. (Taiwan)	93,000	79,566
Lam Research Corp.	20,079	3,594,342
Maxim Integrated Products, Inc.	1,440	76,565
Mellanox Technologies Ltd.*	691	81,787
Novatek Microelectronics Corp. (Taiwan)	18,000	115,802
NuFlare Technology, Inc. (Japan)	300	16,663
NXP Semiconductors NV (Netherlands)	7,269	642,507
ON Semiconductor Corp.*	12,673	260,684
Powertech Technology, Inc. (Taiwan)	46,000	108,840
Qorvo, Inc.*	2,149	154,148
QUALCOMM, Inc.	1,487	84,804
Radiant Opto-Electronics Corp. (Taiwan)	31,000	99,445
Rambus, Inc.*	1,799	18,800
Rohm Co. Ltd. (Japan)	54,500	3,400,150
Rudolph Technologies, Inc.*	1,742	39,718
Sanken Electric Co. Ltd. (Japan)	1,000	18,573
Semiconductor Manufacturing International Corp. (China)*	172,800	175,233
Shinko Electric Industries Co. Ltd. (Japan)	3,500	26,862
Silergy Corp. (China)	16,000	239,495
Silicon Motion Technology Corp. (Taiwan), ADR	1,600	63,424
Siltronic AG (Germany)	1,921	170,033
SK Hynix, Inc. (South Korea)	15,587	1,020,934
Sonix Technology Co. Ltd. (Taiwan)	12,000	12,064
STMicroelectronics NV (Switzerland), (CHI-X)	9,492	141,233
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	99,400	4,071,424
Texas Instruments, Inc.	5,069	537,669
Tokyo Seimitsu Co. Ltd. (Japan)	1,000	25,468

A702

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Topco Scientific Co. Ltd. (Taiwan)	11,762	$30,571
United Microelectronics Corp. (Taiwan)	960,000	363,068
Xilinx, Inc.	1,663	210,852
Xinyi Solar Holdings Ltd. (China)	140,000	67,602
Xperi Corp.	1,015	23,751
Youngtek Electronics Corp. (Taiwan)	12,130	17,964

		26,629,362

Software — 1.4%
Altium Ltd. (Australia)	55,916	1,285,171
Asseco Poland SA (Poland)	7,933	107,322
Atlassian Corp. PLC (Class A Stock)*	536	60,241
AVEVA Group PLC (United Kingdom)	2,373	99,673
Broadleaf Co. Ltd. (Japan)	3,800	20,002
Cadence Design Systems, Inc.*	1,771	112,476
Check Point Software Technologies Ltd. (Israel)*	1,712	216,551
Cheetah Mobile, Inc. (China), ADR*	5,800	37,236
Citrix Systems, Inc.	33,670	3,355,552
Computer Engineering & Consulting Ltd. (Japan)	2,400	44,922
Cyberlink Corp. (Taiwan)	11,000	25,250
Dassault Systemes SE (France)	2,092	312,501
Descartes Systems Group, Inc. (The) (Canada)*	6,600	239,928
Digital Arts, Inc. (Japan)	1,100	89,960
Fortinet, Inc.*	43,911	3,687,207
Fuji Soft, Inc. (Japan)	1,900	75,150
Gemalto NV (Netherlands)*	2,629	150,329
Gunosy, Inc. (Japan)*	1,100	23,749
Intuit, Inc.	7,218	1,886,857
IRESS Ltd. (Australia)	26,805	248,570
j2 Global, Inc.	1,051	91,017
Justsystems Corp. (Japan)	1,500	38,177
Linx SA (Brazil)	1,900	17,916
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	12,981
Micro Focus International PLC (United Kingdom)	4,763	124,118
Microsoft Corp.	47,584	5,612,057
National Agricultural Holdings Ltd. (China)*^	100,000	—
Nemetschek SE (Germany)	2,122	363,022
OBIC Business Consultants Co. Ltd. (Japan)	3,000	123,311
Open Text Corp. (Canada)	92,200	3,540,077
Oracle Corp.	37,345	2,005,800
Palo Alto Networks, Inc.*	17,352	4,214,454
Sage Group PLC (The) (United Kingdom)	19,794	180,897
SAP SE (Germany)	11,152	1,291,058
ServiceNow, Inc.*	15,607	3,846,969
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	9,100	20,215
SimCorp A/S (Denmark)	1,726	166,902
Software AG (Germany)	12,794	433,727
SS&C Technologies Holdings, Inc.	2,731	173,937
Symantec Corp.	8,075	185,644
Synopsys, Inc.*	1,582	182,167
Systena Corp. (Japan)	3,800	41,323
Tableau Software, Inc. (Class A Stock)*	8,724	1,110,391

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Temenos AG (Switzerland)*	24,855	$3,677,864
TOTVS SA (Brazil)	2,686	27,057
Trend Micro, Inc. (Japan)	1,200	58,353
Verint Systems, Inc.*	1,913	114,512
VMware, Inc. (Class A Stock)	1,889	340,983

		40,073,576

Specialty Retail — 0.4%
Aaron’s, Inc.	1,615	84,949
Accent Group Ltd. (Australia)	49,866	50,999
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	18,217
Adastria Co. Ltd. (Japan)	1,580	35,012
Advance Auto Parts, Inc.	778	132,672
Alpen Co. Ltd. (Japan)	12,300	189,734
American Eagle Outfitters, Inc.	2,918	64,692
AOKI Holdings, Inc. (Japan)	3,700	38,742
Aoyama Trading Co. Ltd. (Japan)	3,600	81,856
Arcland Sakamoto Co. Ltd. (Japan)	2,500	33,837
Autobacs Seven Co. Ltd. (Japan)	3,200	53,174
AutoNation, Inc.*	1,603	57,259
Bed Bath & Beyond, Inc.(a)	4,707	79,972
Best Buy Co., Inc.	26,800	1,904,407
Bic Camera, Inc. (Japan)	6,600	69,260
Bilia AB (Sweden) (Class A Stock)	4,691	40,032
Buckle, Inc. (The)	852	15,949
CarMax, Inc.*	1,967	137,297
Cashbuild Ltd. (South Africa)	1,238	21,268
Cato Corp. (The) (Class A Stock)	1,044	15,639
Chico’s FAS, Inc.	3,436	14,672
Children’s Place, Inc. (The)(a)	397	38,620
China Rundong Auto Group Ltd. (China), 144A*	39,000	12,355
China Yongda Automobiles Services Holdings Ltd. (China)	129,500	103,386
Chiyoda Co. Ltd. (Japan)	1,400	22,469
DCM Holdings Co. Ltd. (Japan)	6,600	61,528
Dick’s Sporting Goods, Inc.(a)	2,161	79,546
DSW, Inc. (Class A Stock)	1,601	35,574
Fast Retailing Co. Ltd. (Japan)	400	188,177
Fielmann AG (Germany)	1,266	87,479
Fnac Darty SA (France)*	410	30,668
Foot Locker, Inc.	2,229	135,077
GameStop Corp. (Class A Stock)(a)	3,168	32,187
Gap, Inc. (The)	3,701	96,892
Geo Holdings Corp. (Japan)	4,900	68,127
Giordano International Ltd. (Hong Kong)	140,000	68,216
GOME Retail Holdings Ltd. (China)*	1,224,000	114,176
Grand Baoxin Auto Group Ltd. (China)	472,500	164,112
Haverty Furniture Cos., Inc.	1,125	24,615
Hengdeli Holdings Ltd. (Hong Kong)*	324,000	15,926
Hennes & Mauritz AB (Sweden) (Class B Stock)	14,303	238,383
Home Depot, Inc. (The)	514	98,631
Home Product Center PCL (Thailand)	103,348	49,850
Honeys Holdings Co. Ltd. (Japan)	3,070	30,578
Hotai Motor Co. Ltd. (Taiwan)	12,000	147,250
Industria de Diseno Textil SA (Spain)	10,157	298,936
IT Ltd. (Hong Kong)	16,000	7,409

A703

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
JB Hi-Fi Ltd. (Australia)	3,443	$60,977
JD Sports Fashion PLC (United Kingdom)	85,986	563,608
Joshin Denki Co. Ltd. (Japan)	1,500	34,572
JUMBO SA (Greece)	5,722	95,589
Kingfisher PLC (United Kingdom)	96,956	297,058
Kohnan Shoji Co. Ltd. (Japan)	1,800	44,638
Komeri Co. Ltd. (Japan)	1,800	44,075
K’s Holdings Corp. (Japan)	15,100	133,974
Lewis Group Ltd. (South Africa)	10,432	22,515
Lowe’s Cos., Inc.	5,139	562,566
Luk Fook Holdings International Ltd. (Hong Kong)	11,000	37,107
M.Video PJSC (Russia)*	3,300	20,520
Monro, Inc.	631	54,594
Murphy USA, Inc.*	736	63,016
Nitori Holdings Co. Ltd. (Japan)	800	103,328
Nojima Corp. (Japan)	2,500	45,419
O’Reilly Automotive, Inc.*	855	331,997
PC Depot Corp. (Japan)	6,900	27,586
Petrobras Distribuidora SA (Brazil)	6,400	37,824
Pou Sheng International Holdings Ltd. (Hong Kong)	231,000	50,064
Rent-A-Center, Inc.*	953	19,889
Ross Stores, Inc.	2,687	250,160
Sanrio Co. Ltd. (Japan)	1,500	35,794
Senao International Co. Ltd. (Taiwan)	12,000	14,157
Shimamura Co. Ltd. (Japan)	600	50,668
Siam Global House PCL (Thailand)	47,861	26,142
Signet Jewelers Ltd.	1,331	36,150
Super Group Ltd. (South Africa)*	15,603	36,004
Super Retail Group Ltd. (Australia)	46,618	265,758
Symphony Holdings Ltd. (Hong Kong)	330,000	41,970
Tiffany & Co.(a)	832	87,818
TJX Cos., Inc. (The)	13,106	697,370
Tractor Supply Co.	972	95,023
Truworths International Ltd. (South Africa)	9,060	43,630
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	16,635
Ulta Beauty, Inc.*	501	174,714
Urban Outfitters, Inc.*	1,456	43,156
USS Co. Ltd. (Japan)	1,700	31,539
WH Smith PLC (United Kingdom)	5,558	153,773
Williams-Sonoma, Inc.	953	53,625
Xebio Holdings Co. Ltd. (Japan)	2,400	26,429
Yamada Denki Co. Ltd. (Japan)(a)	27,100	133,535
Yellow Hat Ltd. (Japan)	3,800	49,986

		10,404,758

Technology Hardware, Storage & Peripherals — 1.2%
Advantech Co. Ltd. (Taiwan)	6,555	54,557
Apple, Inc.	120,821	22,949,949
Asustek Computer, Inc. (Taiwan)	58,000	419,637
Aten International Co. Ltd. (Taiwan)	8,000	24,790
Axiomtek Co. Ltd. (Taiwan)	5,000	9,445
Canon, Inc. (Japan)	20,400	591,504
Chicony Electronics Co. Ltd. (Taiwan)	33,778	78,660
Clevo Co. (Taiwan)*	93,000	88,517
Compal Electronics, Inc. (Taiwan)	390,000	242,718
Dell Technologies, Inc. (Class C Stock)*	4,950	290,516
FUJIFILM Holdings Corp. (Japan)	12,700	577,715

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Getac Technology Corp. (Taiwan)	30,000	$50,185
Gigabyte Technology Co. Ltd. (Taiwan)	36,000	57,620
Ibase Technology, Inc. (Taiwan)	10,355	13,187
IEI Integration Corp. (Taiwan)	14,094	15,530
Inventec Corp. (Taiwan)	178,000	135,618
Jess-Link Products Co. Ltd. (Taiwan)	8,250	8,080
Konica Minolta, Inc. (Japan)	15,700	154,696
Legend Holdings Corp. (China) (Class H Stock), 144A	102,700	273,637
Lenovo Group Ltd. (China)	198,000	178,406
Lite-On Technology Corp. (Taiwan)	112,261	163,471
Logitech International SA (Switzerland)	10,174	399,155
Meitu, Inc. (China), 144A*	75,500	35,593
Melco Holdings, Inc. (Japan)	1,700	58,830
Mitac Holdings Corp. (Taiwan)	75,921	77,813
Neopost SA (France)	1,725	41,321
Netronix, Inc. (Taiwan)*	2,000	3,061
Pegatron Corp. (Taiwan)	174,000	301,352
Qisda Corp. (Taiwan)	115,000	73,914
Quanta Computer, Inc. (Taiwan)	125,000	234,848
Ricoh Co. Ltd. (Japan)	23,600	246,730
Riso Kagaku Corp. (Japan)	4,200	66,472
Samsung Electronics Co. Ltd. (South Korea)	109,098	4,297,293
Sunrex Technology Corp. (Taiwan)	34,277	20,825
Transcend Information, Inc. (Taiwan)	16,000	36,378
Wistron Corp. (Taiwan)	256,106	197,396

		32,469,419

Textiles, Apparel & Luxury Goods — 0.4%
361 Degrees International Ltd. (China)	99,000	18,872
adidas AG (Germany)	17,549	4,273,575
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	6,587
ANTA Sports Products Ltd. (China)	20,000	136,526
Asics Corp. (Japan)	3,200	42,874
Best Pacific International Holdings Ltd. (China)	32,000	12,311
Bosideng International Holdings Ltd. (Hong Kong)	364,000	89,304
Brunello Cucinelli SpA (Italy)	1,133	39,060
C.Banner International Holdings Ltd. (China)*	58,000	2,848
Capri Holdings Ltd. (United Kingdom)*	2,102	96,167
Carter’s, Inc.	621	62,591
CCC SA (Poland)	845	47,468
China Dongxiang Group Co. Ltd. (China)	595,000	86,596
China Lilang Ltd. (China)	41,000	46,442
Cia Hering (Brazil)	3,500	26,585
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	28,274
Cosmo Lady China Holdings Co. Ltd. (China), 144A	79,000	23,046
De Licacy Industrial Co. Ltd. (Taiwan)	33,606	22,776
Deckers Outdoor Corp.*	410	60,266
Descente Ltd. (Japan)	1,400	36,646
Eclat Textile Co. Ltd. (Taiwan)	5,000	67,500
EssilorLuxottica SA (France)	1,412	154,274
Everest Textile Co. Ltd. (Taiwan)*	24,398	9,052
Feng TAY Enterprise Co. Ltd. (Taiwan)	8,896	63,147

A704

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
FF Group (Greece)*	5,768	$13,151
Fila Korea Ltd. (South Korea)	1,735	119,512
Formosa Taffeta Co. Ltd. (Taiwan)	72,000	86,017
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Gildan Activewear, Inc. (Canada)	3,500	125,847
Goldwin, Inc. (Japan)	200	29,125
Guararapes Confeccoes SA (Brazil)	700	25,827
Gunze Ltd. (Japan)	2,000	80,771
Handsome Co. Ltd. (South Korea)	1,910	74,838
Hanesbrands, Inc.(a)	3,791	67,783
Hansae Co. Ltd. (South Korea)	1,986	49,884
Hermes International (France)	199	131,538
Kering SA (France)	3,394	1,950,320
Kurabo Industries Ltd. (Japan)	8,500	155,850
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	9,000	31,488
Lealea Enterprise Co. Ltd. (Taiwan)	116,258	38,587
LF Corp. (South Korea)	3,263	71,868
Li Ning Co. Ltd. (China)*	69,291	109,044
Li Peng Enterprise Co. Ltd. (Taiwan)*	129,650	32,763
Lululemon Athletica, Inc.*	567	92,914
Luthai Textile Co. Ltd. (China) (Class B Stock)	23,800	28,337
LVMH Moet Hennessy Louis Vuitton SE (France)	2,348	864,394
Makalot Industrial Co. Ltd. (Taiwan)	5,731	40,287
MC Group PCL (Thailand)	30,600	9,312
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,761
NIKE, Inc. (Class B Stock)	7,520	633,259
Onward Holdings Co. Ltd. (Japan)	5,200	27,500
Pacific Textiles Holdings Ltd. (Hong Kong)	7,000	6,298
Paiho Shih Holdings Corp. (Taiwan)	7,128	9,883
Pan Brothers Tbk PT (Indonesia)	461,700	17,834
Pandora A/S (Denmark)	2,468	115,465
Pou Chen Corp. (Taiwan)	192,000	234,193
PRADA SpA (Italy)	15,600	46,649
Puma SE (Germany)	125	72,598
PVH Corp.	1,175	143,291
Ralph Lauren Corp.	926	120,084
Roo Hsing Co. Ltd. (Taiwan)*	27,000	12,773
Ruentex Industries Ltd. (Taiwan)	35,600	93,627
Samsonite International SA, 144A*	32,400	104,628
Sanyo Shokai Ltd. (Japan)	1,500	23,367
Seiko Holdings Corp. (Japan)	7,000	166,545
Shenzhou International Group Holdings Ltd. (China)	16,300	219,342
Skechers U.S.A., Inc. (Class A Stock)*	1,458	49,003
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	15,892
Tainan Spinning Co. Ltd. (Taiwan)	199,143	78,267
Tapestry, Inc.	2,921	94,903
Texwinca Holdings Ltd. (Hong Kong)	48,000	17,971
Toung Loong Textile Manufacturing (Taiwan)	5,000	6,130
TSI Holdings Co. Ltd. (Japan)	7,800	44,667
VF Corp.	1,688	146,704
Wacoal Holdings Corp. (Japan)	2,800	69,531
Xtep International Holdings Ltd. (China)	69,500	49,772
Yondoshi Holdings, Inc. (Japan)	1,400	26,334
Youngone Corp. (South Korea)	1,621	46,589

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	22,000	$75,797
Zig Sheng Industrial Co. Ltd. (Taiwan)	85,000	25,198

		12,487,100

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	531	16,419
Capitol Federal Financial, Inc.	6,201	82,783
Deutsche Pfandbriefbank AG (Germany), 144A	12,220	150,256
Essent Group Ltd.*	2,059	89,464
Genworth MI Canada, Inc. (Canada)(a)	2,800	84,837
Kearny Financial Corp.	7,594	97,735
MGIC Investment Corp.*	8,381	110,545
New York Community Bancorp, Inc.	11,148	128,982
Northwest Bancshares, Inc.	4,595	77,977
OneSavings Bank PLC (United Kingdom)	5,468	27,362
Oritani Financial Corp.	3,902	64,890
Paragon Banking Group PLC (United Kingdom)	64,507	366,441
Provident Financial Services, Inc.	4,048	104,803
Radian Group, Inc.	5,818	120,665
Walker & Dunlop, Inc.	984	50,095
Washington Federal, Inc.	4,253	122,869

		1,696,123

Tobacco — 0.6%
Altria Group, Inc.	20,792	1,194,085
British American Tobacco PLC (United Kingdom)	48,328	2,014,054
British American Tobacco PLC (United Kingdom), ADR	5,070	211,520
Gudang Garam Tbk PT (Indonesia)	11,200	65,445
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	26,480
Imperial Brands PLC (United Kingdom)	118,088	4,039,611
Japan Tobacco, Inc. (Japan)	18,400	456,065
KT&G Corp. (South Korea)	2,260	205,722
Philip Morris International, Inc.	54,361	4,804,969
Scandinavian Tobacco Group A/S (Denmark), 144A	1,242	15,517
Swedish Match AB (Sweden)	68,581	3,498,213
Universal Corp.	1,341	77,282

		16,608,963

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	4,634	215,666
AKR Corporindo Tbk PT (Indonesia)	65,800	21,865
Barloworld Ltd. (South Africa)	8,037	70,895
BayWa AG (Germany)	2,600	74,182
Beacon Roofing Supply, Inc.*	2,014	64,770
Brenntag AG (Germany)	2,975	153,544
Bunzl PLC (United Kingdom)	5,694	187,865
China Aircraft Leasing Group Holdings Ltd. (China)	26,500	31,122
Cramo OYJ (Finland)	7,293	143,516
Daiichi Jitsugyo Co. Ltd. (Japan)	1,000	28,830
Diploma PLC (United Kingdom)	8,378	159,241
Fastenal Co.	1,854	119,231

A705

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Ferguson PLC	2,687	$171,261
Ferreycorp SAA (Peru)	100,521	74,838
Fly Leasing Ltd. (Ireland), ADR*	2,864	39,638
Greater China Financial Holdings Ltd. (China)*	540,000	14,365
HD Supply Holdings, Inc.*	2,326	100,832
Hudaco Industries Ltd. (South Africa)	991	8,959
Inaba Denki Sangyo Co. Ltd. (Japan)	4,400	170,494
Inabata & Co. Ltd. (Japan)	5,300	72,088
Indutrade AB (Sweden)	5,270	149,996
Invicta Holdings Ltd. (South Africa)	2,184	4,202
ITOCHU Corp. (Japan)(a)	41,400	749,422
Iwatani Corp. (Japan)	1,900	61,068
Kanematsu Corp. (Japan)	5,500	62,831
Lumax International Corp. Ltd. (Taiwan)	8,100	18,746
Marubeni Corp. (Japan)(a)	60,400	417,780
Mitsubishi Corp. (Japan)	47,600	1,322,645
Mitsui & Co. Ltd. (Japan)	59,400	923,021
MSC Industrial Direct Co., Inc. (Class A Stock)	858	70,965
Nagase & Co. Ltd. (Japan)	1,400	20,114
Nishio Rent All Co. Ltd. (Japan)	2,100	60,519
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	15,500	21,357
Sojitz Corp. (Japan)	53,000	186,930
Sumitomo Corp. (Japan)	42,400	586,695
Tomoe Engineering Co. Ltd. (Japan)	2,200	48,580
Toromont Industries Ltd. (Canada)	2,000	102,144
Trencor Ltd. (South Africa)	13,094	24,239
W.W. Grainger, Inc.	330	99,307
Wakita & Co. Ltd. (Japan)	10,300	102,811
Watsco, Inc.	482	69,027
WESCO International, Inc.*	1,425	75,539

		7,101,140

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	1,194	215,288
Aeroports de Paris (France)	464	89,893
Airports of Thailand PCL (Thailand)	67,700	145,581
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	9,235
ASTM SpA (Italy)	6,067	165,108
Atlantia SpA (Italy)	5,709	148,201
Auckland International Airport Ltd. (New Zealand)	20,607	114,064
Bangkok Expressway & Metro PCL (Thailand)	174,500	55,577
BBA Aviation PLC (United Kingdom)	30,002	97,474
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	176,000	167,766
CCR SA (Brazil)	22,600	67,592
China Merchants Port Holdings Co. Ltd. (China)	124,000	264,989
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	36,182
COSCO SHIPPING Ports Ltd. (China)	190,000	205,584
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	12,803
Enav SpA (Italy), 144A	74,852	408,550

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	$37,998
Flughafen Wien AG (Austria)	2,252	97,581
Flughafen Zurich AG (Switzerland)	3,659	669,162
Fraport AG Frankfurt Airport Services Worldwide (Germany)	901	69,152
Grindrod Ltd. (South Africa)	44,152	23,417
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	38,900
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,100	62,944
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	426	68,910
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	60,100	55,633
Hamburger Hafen und Logistik AG (Germany)	2,390	54,727
Hutchison Port Holdings Trust (Hong Kong) (Class U Stock), UTS	230,000	54,032
Jasa Marga Persero Tbk PT (Indonesia)	76,800	32,240
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	66,000	93,429
Kamigumi Co. Ltd. (Japan)	2,500	57,925
Macquarie Infrastructure Corp.	1,393	57,419
Mitsubishi Logistics Corp. (Japan)	4,000	111,722
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	56,270
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	10,685
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A*	212,000	148,877
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	44,244
Regal International Airport Group Co. Ltd. (China) (Class H Stock)	34,000	28,476
Santos Brasil Participacoes SA (Brazil)	10,500	10,673
SATS Ltd. (Singapore)	18,100	68,371
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	61,005
Shenzhen International Holdings Ltd. (China)	80,000	170,308
Sociedad Matriz SAAM SA (Chile)	513,004	51,255
Societa Iniziative Autostradali e Servizi SpA (Italy)	10,112	175,364
Sumitomo Warehouse Co. Ltd. (The) (Japan)	5,000	63,027
Taiwan High Speed Rail Corp. (Taiwan)	52,000	60,790
TAV Havalimanlari Holding A/S (Turkey)	4,269	17,912
Transurban Group (Australia)	9,774	91,674
Yuexiu Transport Infrastructure Ltd. (China)	58,000	47,284
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	266,000	305,398

		5,200,691

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	21,385
American States Water Co.	1,161	82,779
American Water Works Co., Inc.(a)	811	84,555

A706

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Aqua America, Inc.	3,148	$114,713
Athens Water Supply & Sewage Co. SA (Greece)	4,519	27,773
Beijing Enterprises Water Group Ltd. (China)*	330,000	204,236
California Water Service Group	2,182	118,439
China Water Affairs Group Ltd. (Hong Kong)	56,000	58,638
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	14,400	152,352
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,900	45,337
Cia de Saneamento do Parana (Brazil), UTS	6,700	128,153
CT Environmental Group Ltd. (China)	198,000	8,588
Guangdong Investment Ltd. (China)	124,000	239,768
Inversiones Aguas Metropolitanas SA (Chile)	24,639	37,655
Manila Water Co., Inc. (Philippines)	71,500	31,442
Pennon Group PLC (United Kingdom)	25,170	243,979
Severn Trent PLC (United Kingdom)	3,885	100,000
SIIC Environment Holdings Ltd. (Singapore)	123,020	30,431
TTW PCL (Thailand)	95,300	36,609
United Utilities Group PLC (United Kingdom)	13,521	143,505

		1,910,337

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	18,500	107,325
America Movil SAB de CV (Mexico) (Class L Stock), ADR	32,390	462,529
China Mobile Ltd. (China)	400,000	4,073,416
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	77,503
Far EasTone Telecommunications Co. Ltd. (Taiwan)	40,000	96,418
Freenet AG (Germany)	4,276	92,147
KDDI Corp. (Japan)	96,800	2,083,417
Millicom International Cellular SA (Colombia), SDR	1,483	90,310
NTT DOCOMO, Inc. (Japan)(a)	21,100	467,593
Orange Belgium SA (Belgium)	1,604	34,540
PLDT, Inc. (Philippines), ADR	2,755	59,701
Rogers Communications, Inc. (Canada) (Class B Stock)	3,400	182,855
SK Telecom Co. Ltd. (South Korea)	1,262	279,127
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	41,804
Sprint Corp.*	9,863	55,726
Taiwan Mobile Co. Ltd. (Taiwan)	37,000	133,796
Tele2 AB (Sweden) (Class B Stock)	5,957	79,529
Telephone & Data Systems, Inc.	4,264	131,033
TIM Participacoes SA (Brazil), ADR	3,840	57,907
T-Mobile US, Inc.*	3,633	251,040
Turkcell Iletisim Hizmetleri A/S (Turkey)	24,532	53,327
VEON Ltd. (Russia), ADR	39,900	83,391
Vodacom Group Ltd. (South Africa)	14,702	113,715

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	94,425	$1,716,647

		10,824,796

TOTAL COMMON STOCKS (cost $1,129,739,996)		1,184,194,366

PREFERRED STOCKS — 0.2%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	4,200	40,848

Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	142,343

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	30,492
Banco Davivienda SA (Colombia) (PRFC)	20,326	238,452
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	27,482
Itau Unibanco Holding SA (Brazil) (PRFC)	113,774	994,090
Itausa - Investimentos Itau SA (Brazil) (PRFC)	182,195	556,076

		1,846,592

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	47,142
Embotelladora Andina SA (Chile) (PRFC B)	8,908	32,529

		79,671

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	7,400	95,539

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	107,807

Electric Utilities — 0.0%
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,800	55,266
Cia Paranaense de Energia (Brazil) (PRFC B)	6,700	62,442

		117,708

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	3,800	88,261

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,796	285,579

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	11,300	69,554

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea) (PRFC)*^	156	5,039

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	29,600	29,635

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	8,300	67,730
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	21,436

		89,166

A707

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	4,900	$20,837

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	5,818	160,552
Surgutneftegas PJSC (Russia) (PRFC)	1,261,900	786,503
Tatneft PJSC (Russia) (PRFC)	6,360	54,251
Transneft PJSC (Russia) (PRFC)	325	871,841

		1,873,147

Textiles, Apparel & Luxury Goods — 0.0%
Alpargatas SA (Brazil) (PRFC)	7,500	29,040

TOTAL PREFERRED STOCKS (cost $4,403,537)		4,920,766

	Units
RIGHTS* — 0.0%
Media — 0.0%
Media General, Inc.^ (cost $ — )	2,019	—

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.7%
iShares iBoxx $ High Yield Corporate Bond Fund	89,292	7,721,079
iShares MSCI India ETF(a)	247,250	8,715,563
iShares MSCI Malaysia ETF	106,202	3,179,688

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $18,772,735)		19,616,330

UNAFFILIATED FUNDS — 0.1%
Goldman Sachs Local Emerging Markets Debt Fund	344,807	1,979,192
HBM Healthcare Investments AG (Class A Stock)*	793	134,679

TOTAL UNAFFILIATED FUNDS (cost $2,272,540)		2,113,871

	Units
WARRANTS* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	2,442

Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	166

Media — 0.0%
VGI Global Media PCL (Thailand), expiring 09/11/22	19,780	362

Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	658

Road & Rail — 0.0%
BTS Group Holdings PCL (Thailand), expiring 12/31/19	38,455	1,357

		Units	Value
WARRANTS* (Continued)
Road & Rail (cont’d.)
TOTAL WARRANTS (cost $ — )			$4,985

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 6.4%
Automobiles — 0.3%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	3,786	3,759,720
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 1 Month LIBOR + 0.420%, 144A
2.904%(c)	05/16/22	5,400	5,407,702

			9,167,422

Collateralized Loan Obligations — 2.9%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
4.156%(c)	05/01/26	7,644	7,680,412
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.861%(c)	07/20/26	5,249	5,249,071
Series 2017-AA, Class A, 3 Month LIBOR + 1.260%, 144A
4.021%(c)	07/20/29	5,750	5,737,732
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A
3.815%(c)	01/28/31	7,450	7,398,380
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	07/15/29	6,500	6,511,075
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.615%(c)	01/27/28	6,650	6,594,391
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1AR, 3 Month LIBOR + 0.910%, 144A
3.697%(c)	12/31/27	8,650	8,615,884
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.537%(c)	04/15/29	9,600	9,442,498
Magnetite XVII Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.861%(c)	07/20/31	9,550	9,475,027
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.390%, 144A
4.162%(c)	01/23/29	2,000	2,001,122
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
4.337%(c)	01/15/29	5,650	5,653,078

A708

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.677%(c)	04/15/29	2,780	$2,757,985
Voya CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 3 Month LIBOR + 1.230%, 144A
3.991%(c)	07/20/30	2,900	2,891,359

			80,008,014

Credit Cards — 0.1%
Golden Credit Card Trust (Canada),
Series 2017-2A, Class A, 144A
1.980%	04/15/22	2,000	1,984,522

			1,984,522

Other — 0.7%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL4, Class A, 1 Month LIBOR + 1.050%, 144A
3.534%(c)	09/15/35	8,700	8,679,325
KREF Ltd.,
Series 2018-FL1, Class A, 1 Month LIBOR + 1.100%, 144A
3.584%(c)	06/15/36	4,275	4,274,989
Orec Ltd. (Cayman Islands),
Series 2018-CRE1, Class A, 1 Month LIBOR + 1.180%, 144A
3.664%(c)	06/15/36	2,550	2,549,118
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	06/25/35	1,685	1,683,333
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL2, Class A, 1 Month LIBOR + 1.130%, 144A
3.614%(c)	11/15/37	3,800	3,799,990

			20,986,755

Student Loans — 2.4%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
3.186%(c)	07/25/56	1,358	1,320,380
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
3.286%(c)	02/25/41	838	834,496
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
2.667%(c)	12/28/23	110	110,238
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.840%(c)	07/26/66	3,629	3,662,844
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 1 Month LIBOR + 0.700%, 144A
3.186%(c)	02/25/39	1,526	1,529,860
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 1 Month LIBOR + 0.680%, 144A
3.166%(c)	05/25/39	1,890	1,863,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 1 Month LIBOR + 1.000%, 144A
3.486%(c)	12/25/56	2,037	$2,050,056
Education Loan Asset-Backed Trust,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
3.286%(c)	04/26/32	7,800	7,817,178
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.701%(c)	05/25/34	3,909	3,937,021
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.530%(c)	07/20/43	2,850	2,858,915
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.736%(c)	06/25/65	7,776	7,880,610
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	03/25/66	3,926	3,961,354
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.536%(c)	12/27/66	6,501	6,526,086
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
2.761%(c)	08/23/27	1,341	1,339,301
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
3.101%(c)	08/23/36	4,950	4,845,843
Series 2013-5A, Class A, 1 Month LIBOR + 0.630%, 144A
3.120%(c)	01/25/37	645	641,336
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
3.621%(c)	10/25/37	3,350	3,337,304
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
3.671%(c)	07/25/41	1,610	1,628,318
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	09/25/65	3,735	3,795,804
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.515%(c)	10/28/41	1,193	1,193,146
SLC Student Loan Trust,
Series 2006-2, Class A5, 3 Month LIBOR + 0.100%
2.711%(c)	09/15/26	1,645	1,643,017
SLM Student Loan Trust,
Series 2005-3, Class A5, 3 Month LIBOR + 0.090%
2.861%(c)	10/25/24	570	569,484
South Carolina Student Loan Corp.,
Series 2010-1, Class A2, 3 Month LIBOR + 1.000%
3.771%(c)	07/25/25	255	254,726
Series 2014-1, Class A1, 1 Month LIBOR + 0.750%
3.239%(c)	05/01/30	2,745	2,753,825

			66,355,039

TOTAL ASSET-BACKED SECURITIES (cost $177,963,136)			178,501,752

A709

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Bancorp Commercial Mortgage (The),
Series 2018-CRE4, Class A, 1 Month LIBOR + 0.900%, 144A
3.384%(c)	09/15/35		2,275	$2,269,569
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
3.314%(c)	06/15/35		4,950	4,909,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,225,476)				7,179,501

CORPORATE BONDS — 17.5%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28		900	917,640
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		5,302	5,229,086
3.250%	01/15/28		2,950	2,900,741
4.750%	06/01/43		525	566,220
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21		875	886,705
3.950%	08/16/25		4,425	4,595,725
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.333%(c)	08/16/21		850	850,512

				15,946,629

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24		2,125	2,162,798
4.400%	02/14/26		25	25,696
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		1,480	1,447,085
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22		2,050	2,093,734
4.450%	06/12/25		100	102,793

				5,832,106

Auto Manufacturers — 0.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		1,075	1,058,625

Banks — 4.8%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/12/23		3,100	3,201,323
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
4.850%	10/30/20	PEN	1,050	315,698
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	4,020	59,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.250%	04/11/27	200	$200,144
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	1,314	1,284,894
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23	3,100	3,079,373
3.593%(ff)	07/21/28	1,575	1,570,383
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	100	97,904
3.824%(ff)	01/20/28	550	557,445
3.864%(ff)	07/23/24	3,050	3,136,650
4.125%	01/22/24	2,500	2,619,583
4.271%(ff)	07/23/29	100	104,123
Sub. Notes, MTN
4.183%	11/25/27	525	533,133
4.200%	08/26/24	1,475	1,526,584
4.450%	03/03/26	1,675	1,745,613
Bank of New York Mellon Corp. (The),
Sub. Notes, MTN
3.300%	08/23/29	1,150	1,148,485
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23	2,825	2,883,268
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	3,885	3,806,473
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23	4,625	4,625,388
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	2,450	2,485,750
4.625%	09/12/28	1,225	1,279,008
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22	2,210	2,183,608
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	3,600	3,596,863
2.700%	10/27/22	2,900	2,873,014
3.400%	05/01/26	1,800	1,789,345
Sub. Notes
4.125%	07/25/28(a)	1,575	1,581,635
4.600%	03/09/26	925	966,252
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	2,225	2,234,986
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	1,475	1,454,365
Sub. Notes
4.375%	03/17/25	1,225	1,246,188
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	475	508,706
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29	2,250	2,205,383

A710

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		544	$568,197
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		4,625	4,576,855
8.250%	05/19/36		3,100,000	221,376
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/19/32	IDR	3,000,000	201,213
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23	DOP	6,230	126,393
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
— %(p)	11/21/19	EGP	4,425	230,549
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23		2,175	2,180,318
3.803%(ff)	03/11/25		1,775	1,799,289
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.683%(c)	05/18/24		1,125	1,115,781
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		2,050	2,131,917
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26		1,375	1,442,675
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(ff)	— (rr)		2,200	2,223,100
Sr. Unsec’d. Notes
3.250%	09/23/22		4,675	4,740,415
3.509%(ff)	01/23/29		2,225	2,209,848
3.782%(ff)	02/01/28		1,250	1,273,381
3.882%(ff)	07/24/38		850	833,149
3.960%(ff)	01/29/27		2,250	2,323,543
4.023%(ff)	12/05/24		5,400	5,604,028
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24	IDR	12,456,000	915,953
Unsec’d. Notes, EMTN, 144A
8.375%	03/17/34	IDR	3,040,000	219,079
8.750%	05/17/31	IDR	15,888,000	1,190,505
17.289%(s)	10/24/19	EGP	5,000	263,589
Unsec’d. Notes, MTN, 144A
8.375%	09/17/26	IDR	12,498,000	916,466
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
3.229%(c)	05/07/21		1,800	1,796,146
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		1,650	1,653,856
3.737%(ff)	04/24/24		1,825	1,861,361
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		4,575	4,655,323
4.431%(ff)	01/23/30		2,325	2,448,753
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24		675	694,257
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.179%(c)	10/24/23		2,500	$2,538,873
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21		2,125	2,129,584
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		2,530	2,512,029
3.875%	09/12/23		1,836	1,843,610
4.269%(ff)	03/22/25		1,450	1,465,420
4.519%(ff)	06/25/24		1,650	1,687,261
4.892%(ff)	05/18/29		200	207,641
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20		1,150	1,146,003
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/18/32	IDR	1,153,000	77,325
8.750%	05/17/31	IDR	29,959,000	2,244,861
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.247%(ff)	01/20/23		3,281	3,333,099
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		3,350	3,348,653
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		3,525	3,437,150
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29		925	966,934

				134,256,656

Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
4.700%	02/01/36		850	849,138
4.900%	02/01/46		1,400	1,406,138
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		1,350	1,372,748
4.600%	04/15/48		400	384,274
4.750%	01/23/29		3,625	3,862,067
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48		1,575	1,509,561
Constellation Brands, Inc.,
Gtd. Notes
3.600%	02/15/28		1,150	1,124,017
3.700%	12/06/26		775	772,301
4.400%	11/15/25		2,275	2,388,437
Gtd. Notes, 3 Month LIBOR + 0.700%
3.384%(c)	11/15/21		1,100	1,100,566
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
4.057%	05/25/23		4,550	4,680,708

				19,449,955

A711

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25	1,275	$1,303,686
3.900%	02/20/28	700	714,653

			2,018,339

Chemicals — 0.5%
DowDuPont, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	3,825	3,999,922
4.493%	11/15/25	1,000	1,065,182
5.419%	11/15/48	150	171,104
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	900	897,817
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	450	447,274
3.450%	06/01/27	1,250	1,228,008
4.500%	06/01/47	538	529,448
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	2,910	2,920,361
3.933%	04/23/21	3,595	3,611,712

			14,870,828

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,217,909
3.950%	12/01/47	104	106,525

			1,324,434

Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26	4,575	4,419,948
2.750%	01/13/25	2,125	2,116,318
4.650%	02/23/46	825	932,099
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	2,975	3,171,165
6.020%	06/15/26	2,100	2,258,657
8.350%	07/15/46	175	211,219
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25	2,014	2,140,184
6.350%	10/15/45	400	419,176

			15,668,766

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	1,975	1,938,406
4.625%	07/01/22	1,950	2,011,902
4.875%	01/16/24	875	909,857
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	898,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN, 144A
17.547%(s)	03/05/20	EGP	10,000	$499,117
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		2,350	2,280,278
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		225	220,957
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		675	670,762
4.625%	01/07/21		1,100	1,129,331
Nuveen LLC,
Gtd. Notes, 144A
4.000%	11/01/28		1,025	1,093,426
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,075	1,084,437

				12,736,692

Electric — 0.7%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		950	968,853
4.250%	06/15/28		250	255,601
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27		1,575	1,542,045
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,827	2,294,681
Duke Energy Carolinas LLC,
First Mortgage
3.950%	03/15/48		1,100	1,125,013
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		2,875	2,819,918
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		1,100	1,056,943
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,150	1,161,709
Florida Power & Light Co.,
First Mortgage
3.950%	03/01/48		1,025	1,062,628
4.125%	02/01/42		1,919	2,030,846
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.287%(c)	01/15/21		2,625	2,602,921
Southern California Edison Co.,
First Mortgage
4.200%	03/01/29		1,150	1,167,706
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		2,450	2,399,687

				20,488,551

A712

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	10/31/46	200	$184,519
5.500%	07/31/47	400	367,999
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	600	542,256
5.500%	10/31/46	200	184,520
5.500%	07/31/47	370	340,400

			1,619,694

Foods — 0.3%
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	550	547,352
3.200%	04/01/30	1,000	998,710
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20	1,150	1,141,938
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	3,350	3,220,797
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	1,350	1,390,737

			7,299,534

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	1,475	1,500,498

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28	1,450	1,557,631

Healthcare-Products — 0.2%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	1,525	1,517,882
3.363%	06/06/24	2,525	2,524,989
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
3.476%(c)	12/29/20	2,287	2,287,210

			6,330,081

Healthcare-Services — 0.1%
Northwell Healthcare, Inc.,
Sec’d. Notes
6.150%	11/01/43	1,350	1,674,636
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	725	812,737

			2,487,373

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,625	2,641,612
4.125%	02/15/24	1,100	1,134,212
4.200%	04/01/28	975	991,215

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	1,875	$1,948,698
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	775	814,716
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29	1,250	1,322,743
Swiss Re Finance Luxembourg SA (Switzerland),
Gtd. Notes, 144A
5.000%(ff)	04/02/49	800	809,885
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	676,164

			10,339,245

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.400%	02/22/23	1,725	1,709,222
3.875%	08/22/37	925	961,434
4.800%	12/05/34	2,150	2,503,046

			5,173,702

Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.500%	01/16/25	200	213,196

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	4,325	4,474,694
4.500%	02/01/24	2,000	2,080,220
4.908%	07/23/25	2,600	2,743,462
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	1,725	1,687,940
3.300%	02/01/27	1,289	1,287,658
3.700%	04/15/24	4,525	4,674,438
4.150%	10/15/28	2,175	2,289,270
4.250%	10/15/30	1,025	1,088,941
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	700	725,679
4.709%	01/25/29	625	670,121
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	323	317,613
TWDC Enterprises 18 Corp.,
Gtd. Notes, GMTN
4.125%	06/01/44(a)	1,200	1,278,901
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37	700	905,858

			24,224,795

A713

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 0.1%
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	03/12/24	2,225	$2,246,522

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	11,158,548

Oil & Gas — 1.0%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26	450	490,112
6.450%	09/15/36	850	977,978
BP Capital Markets America, Inc.,
Gtd. Notes
3.224%	04/14/24	2,300	2,329,775
4.234%	11/06/28	1,325	1,417,276
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	1,150	1,130,509
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	1,200	1,237,844
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	300	308,010
4.500%	04/15/23	5,375	5,564,101
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	660	662,642
5.600%	07/15/41	225	247,951
5.850%	12/15/25	1,425	1,616,944
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26	1,030	1,046,311
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	1,500	1,543,301
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	925	933,196
Sr. Unsec’d. Notes, 144A
3.800%	04/01/28	700	693,040
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24	1,625	1,774,825
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	10/28/22	2,090	361,569
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	240	211,596
6.375%	02/04/21	53	54,961
6.375%	01/23/45	273	241,141
6.500%	03/13/27	440	443,080
6.625%	06/15/35	50	47,125
Gtd. Notes, MTN
6.750%	09/21/47	100	91,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes
3.900%	03/15/28	2,200	$2,238,340
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	425	437,254
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25	250	253,810
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27	510	496,340
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	864,708
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	950	986,372

			28,701,911

Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.750%	11/14/23	1,750	1,796,492
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	2,425	2,443,360
4.250%	12/15/25	1,900	1,920,364
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	5,200	5,331,577
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,721,870
3.875%	07/20/25	2,500	2,530,002
4.000%	12/05/23	2,250	2,312,033
4.125%	05/15/21	1,275	1,303,199
4.780%	03/25/38	700	693,205
5.050%	03/25/48	575	579,258
5.125%	07/20/45	350	355,701
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	1,950	1,982,437
4.272%	08/28/23	750	772,977
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	1,340	1,195,473

			24,937,948

Pipelines — 1.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,640	1,691,686
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	1,300	1,305,392
Energy Transfer Operating LP,
Gtd. Notes
4.200%	09/15/23	2,275	2,350,779
4.650%	06/01/21	675	696,212

A714

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.950%	06/15/28	400	$419,538
5.250%	04/15/29	1,175	1,259,995
5.300%	04/15/47	875	863,492
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	4,100	4,181,527
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	600	569,912
4.800%	02/15/29	600	631,610
5.500%	02/15/49	1,450	1,546,656
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	2,225	2,301,070
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	1,175	1,186,230
4.500%	12/15/26	2,075	2,125,834
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	650	704,509
5.625%	03/01/25	2,275	2,500,222
6.250%	03/15/22	1,750	1,891,180
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	667,626
5.400%	10/01/47	700	699,150
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,275	1,256,796
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	840	852,306
3.900%	01/15/25	1,575	1,607,595
4.000%	09/15/25	1,100	1,129,773

			32,439,090

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26	800	810,902
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,040,461
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29	1,874	1,943,202
American Tower Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/24	2,275	2,291,028
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23	2,975	2,971,776
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,169,783
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,318,394

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	12/15/28	1,075	$1,140,726
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,250,284
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	4,250	4,395,608

			23,332,164

Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	1,300	1,314,110
4.200%	05/15/28	562	560,013
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24	1,075	1,128,841
3.900%	12/06/28	1,275	1,354,832
Starbucks Corp.,
Sr. Unsec’d. Notes
3.800%	08/15/25	2,225	2,293,062
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48	925	982,395

			7,633,253

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	1,025	997,819
3.000%	01/15/22	2,225	2,214,236
3.125%	01/15/25	825	790,727
3.625%	01/15/24	3,215	3,206,733
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	10/15/22	2,675	2,662,775
3.625%	10/15/24	1,975	1,959,556
4.250%	04/15/26	1,525	1,513,730
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	1,300	1,311,409
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.975%	02/06/26	1,250	1,275,166
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,000	1,012,610
4.125%	06/01/21	2,075	2,114,840
4.625%	06/01/23	225	233,663

			19,293,264

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/23	750	768,715
4.200%	10/01/28	1,225	1,261,825

			2,030,540

A715

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	2,010	$102,637
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		1,750	1,757,714
3.400%	05/15/25		1,825	1,805,867
3.600%	02/17/23		2,828	2,882,679
3.800%	03/15/22		3,325	3,409,892
4.125%	02/17/26		1,600	1,635,555
4.250%	03/01/27		3,000	3,084,434
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.570%	04/27/23		1,575	1,659,834
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		675	643,710
3.875%	02/08/29		2,250	2,303,851
4.125%	08/15/46		25	24,224
4.329%	09/21/28		2,657	2,809,874
4.862%	08/21/46		100	106,544
5.012%	04/15/49		1,132	1,235,908
5.250%	03/16/37		700	787,454
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		3,675	3,705,846

				27,956,023

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.050%	06/15/48		1,100	1,133,409
4.900%	04/01/44		700	801,297

				1,934,706

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		875	878,412
4.875%	07/11/22		1,075	1,124,684

				2,003,096

TOTAL CORPORATE BONDS (cost $480,808,503)				488,064,395

SOVEREIGN BONDS — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47		1,660	1,674,607
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		630	623,700
3.125%	10/11/27		1,020	1,012,350
4.125%	10/11/47		320	322,816
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
45.563%(c)	04/03/22	ARS	1,285	29,039

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.250%
45.325%(c)	03/01/20	ARS	18,350	$416,402
Argentina Treasury Bond BONCER (Argentina),
Bonds
2.500%	07/22/21	ARS	475	20,017
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	140	125,784
3.380%(cc)	12/31/38	EUR	10	6,336
3.750%(cc)	12/31/38		110	63,525
5.000%	01/15/27	EUR	200	166,134
5.250%	01/15/28	EUR	190	156,525
6.875%	01/11/48(a)		100	73,499
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
4.000%	03/06/20	ARS	675	22,882
Bonos de la Nacion Argentina en Moneda Dua (Argentina),
Unsec’d. Notes
4.500%	06/21/19		225	228,938
4.500%	02/13/20		190	181,069
Bonos de la Tesoreria de la Republica en pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	494,749
4.500%	03/01/26	CLP	1,125,000	1,705,227
5.000%	03/01/35	CLP	275,000	435,624
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	149,939
Unsec’d. Notes, 144A
4.000%	03/01/23	CLP	395,000	587,190
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	143	144,296
10.000%	01/01/21	BRL	7,811	2,081,616
10.000%	01/01/23	BRL	3,957	1,066,712
10.000%	01/01/27	BRL	1,724	466,294
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	389,229
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	239,000	72,082
4.500%	03/15/29		350	369,600
5.200%	05/15/49		470	505,626
7.750%	04/14/21	COP	440,000	144,310
Colombian TES (Colombia),
Bonds
6.250%	11/26/25	COP	2,927,500	928,213
7.000%	06/30/32	COP	4,166,400	1,329,602
7.500%	08/26/26	COP	1,092,100	369,459
10.000%	07/24/24	COP	3,169,300	1,183,847
11.000%	07/24/20	COP	14,304,300	4,843,970
Bonds, TIPS
3.300%	03/17/27	COP	245,777	76,861
3.500%	03/10/21	COP	1,352,901	424,725
3.500%	05/07/25	COP	10,585	3,418
4.750%	02/23/23	COP	3,263,143	1,007,767
Czech Republic Government Bond (Czech Republic),
Bonds
0.950%	05/15/30	CZK	7,030	274,920

A716

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
1.000%	06/26/26	CZK	43,750	$1,797,076
4.200%	12/04/36	CZK	3,170	170,806
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	16,900	373,454
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,101
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,130
Hungary Government Bond (Hungary),
Bonds
2.500%	10/24/24	HUF	174,560	627,695
2.750%	12/22/26	HUF	308,530	1,098,755
3.000%	10/27/27	HUF	16,340	59,466
5.500%	06/24/25	HUF	40,650	170,399
6.750%	10/22/28	HUF	440	2,062
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,620	4,734,812
5.875%	01/15/24		240	264,709
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		1,550	1,549,168
4.125%	01/15/25		550	563,668
4.750%	01/08/26		470	496,426
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	140,541
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,630	7,792,138
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	620	151,536
3.480%	03/15/23	MYR	530	129,299
3.654%	10/31/19	MYR	1,230	301,813
3.800%	08/17/23	MYR	2,680	661,185
3.844%	04/15/33	MYR	350	83,324
3.889%	07/31/20	MYR	100	24,652
3.955%	09/15/25	MYR	1,260	313,352
4.048%	09/30/21	MYR	560	139,214
4.160%	07/15/21	MYR	130	32,353
4.232%	06/30/31	MYR	800	199,765
4.378%	11/29/19	MYR	1,440	355,046
4.498%	04/15/30	MYR	3,670	943,226
5.734%	07/30/19	MYR	1,750	432,023
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.743%	08/26/21	MYR	500	123,219
3.990%	10/15/25	MYR	60	14,916
4.070%	09/30/26	MYR	170	42,392
4.786%	10/31/35	MYR	540	140,028
Unsec’d. Notes
4.128%	08/15/25	MYR	960	239,589
4.724%	06/15/33	MYR	210	54,695
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	3,613	164,434
6.500%	06/10/21	MXN	655	32,863
6.500%	06/09/22	MXN	370	18,337

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
7.500%	06/03/27	MXN	400	$19,934
7.750%	05/29/31	MXN	14,878	740,661
8.000%	11/07/47	MXN	5,420	264,994
10.000%	12/05/24	MXN	95	5,395
10.000%	11/20/36	MXN	4,138	245,324
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	44,422
7.750%	11/13/42	MXN	1,089	52,085
8.000%	12/07/23	MXN	597	30,983
8.500%	11/18/38	MXN	186	9,651
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29		220	227,810
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	6,200	1,964,424
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	43,785
Sr. Unsec’d. Notes
6.900%	08/12/37	PEN	418	141,175
6.950%	08/12/31	PEN	80	27,229
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	249	81,328
Poland Government Bond (Poland),
Bonds
2.750%	10/25/29	PLN	2,480	642,505
4.000%	10/25/23	PLN	2,240	631,009
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		270	277,687
4.500%	04/23/28		270	288,519
5.103%	04/23/48		1,840	2,014,800
Republic of Poland Government Bond (Poland),
Bonds
2.500%	07/25/27	PLN	6,350	1,633,065
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	41,130	3,143,881
Russian Federal Bond (Russia),
Bonds
6.900%	05/23/29	RUB	88,640	1,226,762
7.000%	01/25/23	RUB	14,700	217,884
7.100%	10/16/24	RUB	23,840	349,529
7.250%	05/10/34	RUB	260	3,594
7.600%	07/20/22	RUB	850	12,864
7.700%	03/23/33	RUB	15,750	228,395
7.950%	10/07/26	RUB	80,660	1,214,608
8.500%	09/17/31	RUB	1,000	15,504
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	10	491
7.000%	02/28/31	ZAR	3,990	231,871
8.000%	01/31/30	ZAR	8,656	552,812
8.250%	03/31/32	ZAR	5,885	373,633
8.500%	01/31/37	ZAR	21,530	1,338,197
8.750%	01/31/44	ZAR	2,784	174,591
8.875%	02/28/35	ZAR	4,435	289,431
9.000%	01/31/40	ZAR	17,776	1,145,536

A717

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.000%	12/17/22	THB	57,500	$1,814,594
2.125%	12/17/26	THB	6,840	212,191
2.400%	12/17/23	THB	16,300	520,539
2.550%	06/26/20	THB	6,180	196,573
3.400%	06/17/36	THB	15,860	536,375
3.580%	12/17/27	THB	5,900	203,101
3.625%	06/16/23	THB	4,500	150,796
3.650%	06/20/31	THB	5,800	201,830
3.775%	06/25/32	THB	51,310	1,799,996
3.850%	12/12/25	THB	15,860	547,980
3.875%	06/13/19	THB	3,730	118,041
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	9,052	297,090
Turkey Government Bond (Turkey),
Bonds
10.700%	08/17/22	TRY	3,140	416,752
11.000%	03/02/22	TRY	1,400	194,601
11.000%	02/24/27	TRY	2,350	286,611
12.200%	01/18/23	TRY	4,520	621,799
16.200%	06/14/23	TRY	1,670	257,142
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	64,308
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	2,974	83,452

TOTAL SOVEREIGN BONDS (cost $79,558,665)				77,051,705

MUNICIPAL BONDS — 0.6%
California — 0.4%
State of California,
General Obligation Unlimited
7.750%	01/01/42		5,872	7,498,485
General Obligation Unlimited, BABs
7.550%	04/01/39		3,300	5,011,775

				12,510,260

Illinois — 0.2%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,920	2,869,250
General Obligation Unlimited, BABs
6.630%	02/01/35		1,105	1,199,290
7.350%	07/01/35		220	249,971

				4,318,511

TOTAL MUNICIPAL BONDS (cost $16,540,187)				16,828,771

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
2.836%(c)	04/25/37		256	255,820
Series 2011-52, Class GB
5.000%	06/25/41		1,092	1,190,826
Series 2011-99, Class DB

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.000%	10/25/41	1,063	$1,159,532
Series 2012-111, Class B
7.000%	10/25/42	165	193,231
Series 2012-153, Class B
7.000%	07/25/42	602	695,677
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	548	598,239
Series 4273, Class PD
6.500%	11/15/43	1,058	1,208,254
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
3.167%(c)	07/15/58	8,300	8,267,115

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,432,846)			13,568,694

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	123	122,587
3.000%	07/01/42	20	19,737
3.000%	08/01/42	126	126,358
3.000%	08/01/42	27	27,054
3.000%	08/01/42	21	21,358
3.000%	10/01/42	67	66,856
3.000%	10/01/42	18	17,717
3.000%	12/01/42	19	18,584
3.000%	01/01/43	138	138,156
3.000%	02/01/43	364	364,554
3.000%	02/01/43	140	139,829
3.000%	03/01/43	911	911,968
3.000%	03/01/43	783	783,492
3.000%	06/01/43	640	640,669
4.000%	02/01/41	37	38,748
4.000%	02/01/41	20	21,177
4.500%	08/01/48	3,882	4,141,168
5.000%	04/01/33	46	48,165
5.000%	08/01/33	232	249,889
5.000%	08/01/33	1	1,294
5.000%	09/01/33	5	4,899
5.000%	09/01/33	1	675
5.000%	10/01/33	1	795
5.000%	04/01/34	1	1,186
5.000%	11/01/34	6	6,320
5.000%	12/01/34	208	224,087
5.000%	12/01/34	130	139,771
5.000%	07/01/35	1	1,193
5.000%	11/01/35	5	5,259
5.000%	04/01/37	168	180,649
5.000%	01/01/39	29	31,016
5.000%	04/01/39	217	233,464
5.000%	07/01/39	26	28,394
Federal National Mortgage Assoc.
3.000%	11/01/42	24	23,553
3.000%	12/01/42	837	837,942
3.000%	12/01/42	196	196,340
3.000%	12/01/42	76	75,735

A718

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	12/01/42	47	$47,247
3.000%	12/01/42	45	45,414
3.000%	12/01/42	41	40,949
3.000%	12/01/42	20	19,560
3.000%	12/01/42	18	18,370
3.000%	01/01/43	198	198,312
3.000%	01/01/43	96	95,947
3.000%	01/01/43	71	70,980
3.000%	01/01/43	51	51,520
3.000%	01/01/43	33	33,093
3.000%	01/01/43	33	32,865
3.000%	01/01/43	23	23,130
3.000%	01/01/43	23	22,782
3.000%	01/01/43	21	21,029
3.000%	01/01/43	21	20,953
3.000%	01/01/43	20	19,660
3.000%	01/01/43	17	17,054
3.000%	01/01/43	17	16,845
3.000%	01/01/43	15	14,464
3.000%	03/01/43	1,393	1,394,204
3.000%	03/01/43	425	425,593
3.000%	03/01/43	192	191,808
3.000%	03/01/43	25	25,218
3.000%	03/01/43	25	24,462
3.000%	04/01/43	1,726	1,726,691
3.000%	04/01/43	223	222,961
3.000%	04/01/43	213	213,253
3.000%	04/01/43	194	194,490
3.000%	04/01/43	106	106,434
3.000%	04/01/43	61	61,333
3.000%	04/01/43	46	46,351
3.000%	05/01/43	875	875,617
3.000%	05/01/43	452	452,091
3.000%	05/01/43	411	411,542
3.000%	05/01/43	213	213,218
3.000%	05/01/43	94	94,411
3.000%	05/01/43	87	87,470
3.000%	03/01/44	882	881,801
4.000%	11/01/45	731	756,327
4.000%	03/01/46	253	261,841
4.000%	03/01/46	215	222,722
4.000%	06/01/46	323	333,753
4.000%	08/01/46	79	81,898
4.000%	10/01/46	426	439,894
4.000%	10/01/46	93	95,667
4.000%	06/01/47	752	782,519
4.000%	12/01/47	1,144	1,197,352
4.000%	01/01/48	2,886	3,019,429
4.000%	02/01/48	2,843	2,962,457
4.000%	02/01/48	2,071	2,158,205
4.000%	02/01/48	1,817	1,900,553
4.000%	02/01/48	727	760,273
4.000%	03/01/48	3,784	3,941,701
4.000%	05/01/48	946	984,961
4.000%	06/01/48	1,917	2,003,234
4.000%	06/01/48	1,905	1,992,532
4.000%	07/01/48	973	1,012,293
4.000%	07/01/48	968	1,005,446

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	07/01/48	966	$1,009,658
4.000%	07/01/48	966	1,003,084
4.500%	TBA	58,000	60,429,883
4.500%	TBA	23,000	23,944,887
4.500%	07/01/41	310	323,081
4.500%	12/01/44	283	298,022
4.500%	04/01/45	4,123	4,388,497
4.500%	05/01/45	463	494,897
4.500%	06/01/45	1,558	1,641,550
4.500%	08/01/45	144	152,179
4.500%	10/01/45	440	462,210
4.500%	11/01/45	229	240,937
4.500%	08/01/46	444	467,555
4.500%	07/01/47	3,641	3,838,486
4.500%	07/01/47	3,205	3,378,162
4.500%	11/01/47	1,547	1,631,384
4.500%	09/01/48	1,946	2,072,994
5.000%	TBA	1,000	1,057,203
5.000%	10/01/43	5	5,658
5.000%	05/01/44	393	421,883
5.000%	12/01/44	697	749,022
5.000%	01/01/45	907	972,821
Government National Mortgage Assoc.
4.000%	02/20/41	8	8,540
4.000%	10/20/41	2	2,048
4.000%	11/20/41	13	13,057
4.000%	04/20/42	7	6,918
4.000%	10/20/42	4	3,855
4.000%	08/20/43	68	70,831
4.000%	10/20/43	11,619	12,083,634
4.000%	03/20/44	7	7,313
4.000%	05/20/44	9	8,882
4.000%	11/20/44	589	612,339
4.000%	05/20/45	63	65,043
4.000%	06/20/45	879	909,611
4.000%	07/20/45	2,992	3,103,375
4.000%	08/20/45	2,325	2,412,411
4.000%	01/20/46	515	534,139
4.500%	TBA	63,000	65,432,637
4.500%	02/20/48	4,539	4,726,532
4.500%	10/20/48	18,105	18,816,870
4.500%	11/20/48	12,835	13,345,270
4.500%	12/20/48	6,953	7,253,327
4.500%	01/20/49	7,472	7,769,369
5.000%	TBA	3,000	3,134,110
5.000%	07/15/40	397	416,605
5.000%	09/20/48	988	1,037,574
5.000%	11/20/48	4,511	4,726,383
5.000%	12/20/48	1,984	2,080,848
5.000%	01/20/49	10,428	10,921,873
5.000%	02/20/49	3,990	4,188,418
5.500%	11/15/32	40	43,444
5.500%	11/15/32	24	25,685
5.500%	01/15/33	37	39,286
5.500%	02/15/33	91	99,993
5.500%	03/15/33	52	57,611
5.500%	03/15/33	40	43,507
5.500%	07/15/33	50	54,832

A719

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	07/15/33		48	$52,713
5.500%	08/15/33		45	49,052
5.500%	09/15/33		19	20,525
5.500%	04/15/34		65	71,684
5.500%	05/15/34		16	17,307
5.500%	09/15/34		353	388,121
5.500%	09/15/34		53	57,982
5.500%	12/15/34		416	457,782
5.500%	01/15/35		291	319,619
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	09/18/33		2,159	2,793,144

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $319,453,453)				321,530,969

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes
2.250%	03/31/26		18,220	18,139,576
2.500%	01/31/25		360	364,148
2.750%	06/30/25		230	235,930
U.S. Treasury Strip Coupon
3.108%(s)	11/15/40		4,840	2,631,743
3.122%(s)	08/15/41		4,840	2,562,181
3.305%(s)	11/15/41		6,000	3,147,896

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,534,781)				27,081,474

TOTAL LONG-TERM INVESTMENTS (cost $2,276,705,855)				2,340,657,579

		Shares
SHORT-TERM INVESTMENTS — 20.7%
AFFILIATED MUTUAL FUNDS — 20.5%
PGIM Core Ultra Short Bond Fund(w)			529,513,740	529,513,740
PGIM Institutional Money Market Fund (cost $39,519,466; includes $39,417,488 of cash collateral for securities on loan)(b)(w)			39,507,936	39,515,837

TOTAL AFFILIATED MUTUAL FUNDS (cost $569,033,206)				569,029,577

Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.1%
Walgreens (cost $3,763,077)
3.356%	07/16/19		3,800	3,766,726

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Brazil Letras do Tesouro Nacional
6.223%	07/01/19	BRL	2,558	643,438
14.143%	07/01/20	BRL	2,467	581,009
Nigeria Omo Bill

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
13.740%	09/26/19	NGN	128,000	$332,088

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,677,485)				1,556,535

OPTIONS PURCHASED~* — 0.0%
(cost $1,377,488)				622,642

TOTAL SHORT-TERM INVESTMENTS (cost $575,851,256)				574,975,480

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 104.8% (cost $2,852,557,111)				2,915,633,059

OPTIONS WRITTEN~* — (0.1)%
(premiums received $2,103,902)				(1,690,557)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.7% (cost $2,850,453,209)				2,913,942,502
Liabilities in excess of other assets(z) — (4.7)%				(130,812,466)

NET ASSETS — 100.0%				$2,783,130,036

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $31,489 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,436,633; cash collateral of $39,417,488 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2019.
(r)	Notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security.

A720

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $28,000,000 is 1.0% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio,
also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

FORWARD COMMITMENT CONTRACTS

	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	3.000%	TBA(tt)	05/13/19	(7,000)	$(6,962,043)
Federal National Mortgage Assoc.	4.000%	TBA(tt)	04/10/19	(2,000)	(2,057,204)
Government National Mortgage Assoc.	4.000%	TBA(tt)	05/21/19	(5,000)	(5,157,910)
Government National Mortgage Assoc.	4.000%	TBA(tt)	04/17/19	(14,000)	(14,454,727)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $28,414,922)					$(28,631,884)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Put	06/15/20	$97.75	33	83		$18,975
S&P 500 Index	Put	04/05/19	$2,735.00	18	2		1,710
S&P 500 Index	Put	04/12/19	$2,770.00	18	2		17,280
S&P 500 Index	Put	04/18/19	$2,785.00	18	2		26,622
S&P 500 Index	Put	04/26/19	$2,780.00	18	2		37,080
S&P 500 Index	Put	04/30/19	$2,500.00	1	—	(r)	185
S&P 500 Index	Put	04/30/19	$2,570.00	4	—	(r)	1,160
S&P 500 Index	Put	04/30/19	$2,600.00	7	1		2,800
S&P 500 Index	Put	04/30/19	$2,620.00	9	1		4,005
S&P 500 Index	Put	04/30/19	$2,630.00	12	1		6,360
S&P 500 Index	Put	04/30/19	$2,725.00	9	1		11,520
S&P 500 Index	Put	04/30/19	$2,735.00	3	—	(r)	4,500
S&P 500 Index	Put	05/03/19	$2,780.00	18	2		43,344
S&P 500 Index	Put	05/10/19	$2,825.00	17	2		74,120
S&P 500 Index	Put	05/17/19	$2,810.00	17	2		72,250
S&P 500 Index	Put	05/31/19	$2,730.00	7	1		21,931
S&P 500 Index	Put	05/31/19	$2,770.00	5	1		18,975
S&P 500 Index	Put	05/31/19	$2,780.00	24	2		96,600
S&P 500 Index	Put	05/31/19	$2,820.00	2	—	(r)	10,860
S&P 500 Index	Put	06/28/19	$2,780.00	7	1		38,325
S&P 500 Index	Put	06/28/19	$2,810.00	10	1		64,550
S&P 500 Index	Put	06/28/19	$2,825.00	7	1		49,490

Total Exchange Traded (cost $1,377,488)							$622,642

(r)	Notional amount is less than $500 par.

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
Euro Stoxx 50 Index	Call	04/18/19	3,150.00	1	EUR	—	(r)	$(2,247)
Euro Stoxx 50 Index	Call	04/18/19	3,200.00	6	EUR	—	(r)	(10,372)
Euro Stoxx 50 Index	Call	04/18/19	3,225.00	25	EUR	—	(r)	(36,962)

A721

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
Euro Stoxx 50 Index	Call	04/18/19	3,250.00	19	EUR	—	(r)	$(23,530)
Euro Stoxx 50 Index	Call	04/18/19	3,325.00	20	EUR	—	(r)	(12,025)
Euro Stoxx 50 Index	Call	04/18/19	3,350.00	12	EUR	—	(r)	(5,142)
Euro Stoxx 50 Index	Call	04/18/19	3,375.00	8	EUR	—	(r)	(2,261)
Euro Stoxx 50 Index	Call	04/18/19	3,400.00	2	EUR	—	(r)	(337)
Euro Stoxx 50 Index	Call	05/17/19	3,300.00	1	EUR	—	(r)	(729)
Euro Stoxx 50 Index	Call	05/17/19	3,350.00	34	EUR	—	(r)	(15,141)
Euro Stoxx 50 Index	Call	05/17/19	3,375.00	18	EUR	—	(r)	(5,997)
Euro Stoxx 50 Index	Call	05/17/19	3,425.00	17	EUR	—	(r)	(2,880)
Euro Stoxx 50 Index	Call	06/21/19	3,375.00	6	EUR	—	(r)	(2,712)
Euro Stoxx 50 Index	Call	06/21/19	3,425.00	2	EUR	—	(r)	(556)
FTSE 100 Index	Call	04/18/19	6,950.00	1	GBP	—	(r)	(4,370)
FTSE 100 Index	Call	04/18/19	7,100.00	2	GBP	—	(r)	(5,300)
FTSE 100 Index	Call	04/18/19	7,225.00	6	GBP	—	(r)	(8,674)
FTSE 100 Index	Call	04/18/19	7,275.00	2	GBP	—	(r)	(2,109)
FTSE 100 Index	Call	04/18/19	7,300.00	4	GBP	—	(r)	(3,517)
FTSE 100 Index	Call	04/18/19	7,350.00	4	GBP	—	(r)	(2,344)
FTSE 100 Index	Call	05/17/19	7,225.00	2	GBP	—	(r)	(3,465)
FTSE 100 Index	Call	05/17/19	7,300.00	3	GBP	—	(r)	(3,673)
FTSE 100 Index	Call	05/17/19	7,325.00	4	GBP	—	(r)	(4,298)
FTSE 100 Index	Call	05/17/19	7,375.00	3	GBP	—	(r)	(2,442)
FTSE 100 Index	Call	05/17/19	7,500.00	4	GBP	—	(r)	(1,433)
FTSE 100 Index	Call	06/21/19	7,425.00	1	GBP	—	(r)	(1,094)
FTSE 100 Index	Call	06/21/19	7,550.00	1	GBP	—	(r)	(619)
Nikkei 225 Index	Call	04/12/19	21,125.00	4	JPY	4		(11,188)
Nikkei 225 Index	Call	04/12/19	21,250.00	3	JPY	3		(6,361)
Nikkei 225 Index	Call	04/12/19	21,625.00	3	JPY	3		(2,490)
Nikkei 225 Index	Call	04/12/19	21,875.00	2	JPY	2		(758)
Nikkei 225 Index	Call	04/12/19	22,000.00	1	JPY	1		(253)
Nikkei 225 Index	Call	05/10/19	21,750.00	3	JPY	3		(5,414)
Nikkei 225 Index	Call	05/10/19	22,000.00	3	JPY	3		(3,519)
Nikkei 225 Index	Call	05/10/19	22,125.00	5	JPY	5		(4,737)
Nikkei 225 Index	Call	06/14/19	22,250.00	1	JPY	1		(1,805)
S&P 500 Index	Call	04/03/19	$2,840.00	13		1		(14,820)
S&P 500 Index	Call	04/10/19	$2,840.00	13		1		(23,010)
S&P 500 Index	Call	04/17/19	$2,885.00	12		1		(7,320)
S&P 500 Index	Call	04/24/19	$2,875.00	12		1		(14,520)
S&P 500 Index	Call	04/30/19	$2,650.00	1		—	(r)	(19,415)
S&P 500 Index	Call	04/30/19	$2,710.00	3		—	(r)	(41,715)
S&P 500 Index	Call	04/30/19	$2,725.00	6		1		(75,420)
S&P 500 Index	Call	04/30/19	$2,750.00	8		1		(83,360)
S&P 500 Index	Call	04/30/19	$2,760.00	10		1		(87,400)
S&P 500 Index	Call	04/30/19	$2,830.00	1		—	(r)	(4,050)
S&P 500 Index	Call	04/30/19	$2,835.00	2		—	(r)	(7,954)
S&P 500 Index	Call	04/30/19	$2,855.00	14		1		(36,260)
S&P 500 Index	Call	04/30/19	$2,865.00	29		3		(68,585)
S&P 500 Index	Call	04/30/19	$2,870.00	10		1		(22,100)
S&P 500 Index	Call	04/30/19	$2,875.00	35		4		(66,500)
S&P 500 Index	Call	04/30/19	$2,880.00	10		1		(14,400)
S&P 500 Index	Call	04/30/19	$2,885.00	28		3		(37,800)
S&P 500 Index	Call	04/30/19	$2,895.00	14		1		(17,080)
S&P 500 Index	Call	04/30/19	$2,900.00	44		4		(46,200)
S&P 500 Index	Call	04/30/19	$2,915.00	24		2		(16,320)
S&P 500 Index	Call	05/31/19	$2,875.00	2		—	(r)	(7,200)
S&P 500 Index	Call	05/31/19	$2,880.00	2		—	(r)	(7,290)

A722

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
S&P 500 Index	Call	05/31/19	$2,890.00	4		—	(r)	$(11,560)
S&P 500 Index	Call	05/31/19	$2,905.00	10		1		(25,450)
S&P 500 Index	Call	05/31/19	$2,910.00	3		—	(r)	(6,210)
S&P 500 Index	Call	05/31/19	$2,915.00	9		1		(15,570)
S&P 500 Index	Call	05/31/19	$2,925.00	16		2		(25,040)
S&P 500 Index	Call	05/31/19	$2,935.00	13		1		(19,500)
S&P 500 Index	Call	05/31/19	$2,945.00	11		1		(14,025)
S&P 500 Index	Call	06/28/19	$2,930.00	4		—	(r)	(11,160)
S&P 500 Index	Call	06/28/19	$2,940.00	2		—	(r)	(4,260)
S&P 500 Index	Call	06/28/19	$2,960.00	9		1		(16,110)
S&P 500 Index	Call	06/28/19	$2,975.00	6		1		(8,640)
Euro Stoxx 50 Index	Put	04/18/19	2,900.00	1	EUR	—	(r)	(12)
Euro Stoxx 50 Index	Put	04/18/19	2,975.00	6	EUR	—	(r)	(114)
Euro Stoxx 50 Index	Put	04/18/19	3,025.00	25	EUR	—	(r)	(645)
Euro Stoxx 50 Index	Put	04/18/19	3,075.00	19	EUR	—	(r)	(703)
Euro Stoxx 50 Index	Put	04/18/19	3,150.00	20	EUR	—	(r)	(1,436)
Euro Stoxx 50 Index	Put	04/18/19	3,200.00	12	EUR	—	(r)	(1,360)
Euro Stoxx 50 Index	Put	04/18/19	3,225.00	8	EUR	—	(r)	(1,158)
Euro Stoxx 50 Index	Put	04/18/19	3,275.00	2	EUR	—	(r)	(471)
Euro Stoxx 50 Index	Put	05/17/19	3,100.00	1	EUR	—	(r)	(203)
Euro Stoxx 50 Index	Put	05/17/19	3,150.00	20	EUR	—	(r)	(5,586)
Euro Stoxx 50 Index	Put	05/17/19	3,175.00	14	EUR	—	(r)	(4,586)
Euro Stoxx 50 Index	Put	05/17/19	3,200.00	18	EUR	—	(r)	(6,926)
Euro Stoxx 50 Index	Put	05/17/19	3,225.00	17	EUR	—	(r)	(7,685)
Euro Stoxx 50 Index	Put	06/21/19	3,150.00	6	EUR	—	(r)	(3,339)
Euro Stoxx 50 Index	Put	06/21/19	3,200.00	2	EUR	—	(r)	(1,411)
FTSE 100 Index	Put	04/18/19	6,450.00	1	GBP	—	(r)	(33)
FTSE 100 Index	Put	04/18/19	6,625.00	2	GBP	—	(r)	(117)
FTSE 100 Index	Put	04/18/19	6,775.00	3	GBP	—	(r)	(293)
FTSE 100 Index	Put	04/18/19	6,900.00	3	GBP	—	(r)	(508)
FTSE 100 Index	Put	04/18/19	6,925.00	8	GBP	—	(r)	(1,511)
FTSE 100 Index	Put	04/18/19	6,975.00	2	GBP	—	(r)	(482)
FTSE 100 Index	Put	05/17/19	6,800.00	2	GBP	—	(r)	(781)
FTSE 100 Index	Put	05/17/19	6,900.00	3	GBP	—	(r)	(1,622)
FTSE 100 Index	Put	05/17/19	6,950.00	4	GBP	—	(r)	(2,553)
FTSE 100 Index	Put	05/17/19	7,025.00	3	GBP	—	(r)	(2,481)
FTSE 100 Index	Put	05/17/19	7,150.00	4	GBP	—	(r)	(5,106)
FTSE 100 Index	Put	06/21/19	6,950.00	1	GBP	—	(r)	(1,257)
FTSE 100 Index	Put	06/21/19	7,075.00	1	GBP	—	(r)	(1,706)
Nikkei 225 Index	Put	04/12/19	19,000.00	1	JPY	1		(81)
Nikkei 225 Index	Put	04/12/19	19,250.00	1	JPY	1		(108)
Nikkei 225 Index	Put	04/12/19	19,375.00	2	JPY	2		(253)
Nikkei 225 Index	Put	04/12/19	19,875.00	3	JPY	3		(784)
Nikkei 225 Index	Put	04/12/19	20,250.00	3	JPY	3		(1,380)
Nikkei 225 Index	Put	04/12/19	20,500.00	2	JPY	2		(1,390)
Nikkei 225 Index	Put	04/12/19	20,750.00	1	JPY	1		(1,083)
Nikkei 225 Index	Put	05/10/19	20,375.00	4	JPY	4		(6,857)
Nikkei 225 Index	Put	05/10/19	20,625.00	2	JPY	2		(4,421)
Nikkei 225 Index	Put	05/10/19	20,750.00	5	JPY	5		(12,632)
Nikkei 225 Index	Put	06/14/19	20,625.00	1	JPY	1		(3,654)
S&P 500 Index	Put	04/03/19	$2,750.00	13		1		(715)
S&P 500 Index	Put	04/05/19	$2,655.00	18		2		(540)
S&P 500 Index	Put	04/10/19	$2,750.00	13		1		(6,240)
S&P 500 Index	Put	04/12/19	$2,700.00	18		2		(4,752)
S&P 500 Index	Put	04/17/19	$2,795.00	12		1		(19,560)

A723

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	04/18/19	$2,720.00	18	2		$(11,880)
S&P 500 Index	Put	04/24/19	$2,775.00	12	1		(21,960)
S&P 500 Index	Put	04/26/19	$2,720.00	18	2		(19,170)
S&P 500 Index	Put	04/30/19	$2,200.00	1	—	(r)	(43)
S&P 500 Index	Put	04/30/19	$2,310.00	4	—	(r)	(250)
S&P 500 Index	Put	04/30/19	$2,380.00	7	1		(578)
S&P 500 Index	Put	04/30/19	$2,410.00	9	1		(878)
S&P 500 Index	Put	04/30/19	$2,450.00	12	1		(1,680)
S&P 500 Index	Put	04/30/19	$2,605.00	9	1		(4,230)
S&P 500 Index	Put	04/30/19	$2,635.00	7	1		(3,605)
S&P 500 Index	Put	04/30/19	$2,640.00	1	—	(r)	(600)
S&P 500 Index	Put	04/30/19	$2,660.00	2	—	(r)	(1,390)
S&P 500 Index	Put	04/30/19	$2,690.00	4	—	(r)	(3,700)
S&P 500 Index	Put	04/30/19	$2,705.00	3	—	(r)	(3,570)
S&P 500 Index	Put	04/30/19	$2,715.00	2	—	(r)	(2,390)
S&P 500 Index	Put	04/30/19	$2,730.00	4	—	(r)	(5,360)
S&P 500 Index	Put	04/30/19	$2,740.00	2	—	(r)	(2,810)
S&P 500 Index	Put	04/30/19	$2,760.00	10	1		(18,100)
S&P 500 Index	Put	04/30/19	$2,765.00	10	1		(19,000)
S&P 500 Index	Put	04/30/19	$2,770.00	7	1		(15,680)
S&P 500 Index	Put	04/30/19	$2,775.00	10	1		(21,200)
S&P 500 Index	Put	04/30/19	$2,780.00	10	1		(21,500)
S&P 500 Index	Put	05/03/19	$2,720.00	18	2		(26,550)
S&P 500 Index	Put	05/10/19	$2,760.00	17	2		(44,421)
S&P 500 Index	Put	05/17/19	$2,740.00	17	2		(41,038)
S&P 500 Index	Put	05/31/19	$2,580.00	2	—	(r)	(2,250)
S&P 500 Index	Put	05/31/19	$2,610.00	5	1		(7,100)
S&P 500 Index	Put	05/31/19	$2,670.00	7	1		(14,560)
S&P 500 Index	Put	05/31/19	$2,690.00	10	1		(23,450)
S&P 500 Index	Put	05/31/19	$2,695.00	8	1		(18,600)
S&P 500 Index	Put	05/31/19	$2,700.00	6	1		(14,340)
S&P 500 Index	Put	05/31/19	$2,720.00	2	—	(r)	(5,610)
S&P 500 Index	Put	05/31/19	$2,750.00	7	1		(23,191)
S&P 500 Index	Put	06/28/19	$2,680.00	2	—	(r)	(6,960)
S&P 500 Index	Put	06/28/19	$2,685.00	5	1		(17,025)
S&P 500 Index	Put	06/28/19	$2,710.00	10	1		(40,500)
S&P 500 Index	Put	06/28/19	$2,730.00	7	1		(29,855)

Total Options Written (premiums received $2,103,902)							$(1,690,557)

(r)	Notional amount is less than $500 par.

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
523	2 Year U.S. Treasury Notes	Jun. 2019	$111,448,031	$153,953
565	5 Year U.S. Treasury Notes	Jun. 2019	65,442,890	345,551
346	10 Year U.S. Treasury Notes	Jun. 2019	42,979,688	662,134
88	10 Year U.S. Ultra Treasury Notes	Jun. 2019	11,684,750	148,524
406	20 Year U.S. Treasury Bonds	Jun. 2019	60,760,438	1,469,528
433	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	72,744,000	2,691,260
20	Amsterdam Index	Apr. 2019	2,458,617	65,401
38	ASX SPI 200 Index	Jun. 2019	4,162,637	2,698
89	CAC40 10 Euro	Apr. 2019	5,334,248	94,658

A724

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
17	DAX Index	Jun. 2019	$5,499,027	$17,766
11	Euro STOXX 50 Index	Jun. 2019	403,742	6,102
105	FTSE 100 Index	Jun. 2019	9,862,299	224,499
10	FTSE/MIB Index	Jun. 2019	1,163,316	37,747
9	Hang Seng Index	Apr. 2019	1,666,845	26,631
19	IBEX 35 Index	Apr. 2019	1,958,356	20,445
4	Mini MSCI Emerging Markets Index	Jun. 2019	211,480	2,300
150	OMXS30 Index	Apr. 2019	2,494,676	20,881
1,191	Russell 2000 E-Mini Index	Jun. 2019	91,933,290	354,329
920	S&P 500 E-Mini Index	Jun. 2019	130,538,800	3,187,000
36	S&P/TSX 60 Index	Jun. 2019	5,156,673	25,627
687	SGX FTSE China A50 Index	Apr. 2019	9,016,875	411,957
33	SGX MSCI Singapore Index	Apr. 2019	875,861	9,802
179	TOPIX Index	Jun. 2019	25,712,172	197,872

				10,176,665

Short Positions:
21	90 Day Euro Dollar	Jun. 2019	5,116,387	(17,242)
528	90 Day Euro Dollar	Dec. 2019	128,792,400	(520,630)
110	30 Year Euro Buxl	Jun. 2019	23,649,519	(1,095,731)

				(1,633,603)

				$8,543,062

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ARS	5,248	$126,914	$120,213	$—	$(6,701)
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ARS	4,849	120,658	111,081	—	(9,577)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	5,358	129,392	119,699	—	(9,693)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	4,144	99,099	92,577	—	(6,522)
Expiring 04/26/19	Morgan Stanley & Co. International PLC	ARS	4,372	100,000	97,158	—	(2,842)
Expiring 06/04/19	Morgan Stanley & Co. International PLC	ARS	6,825	144,084	143,970	—	(114)
Australian Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	11,510	8,100,473	8,185,217	84,744	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	4,210	2,962,985	2,993,897	30,912	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	510	359,438	362,681	3,243	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	AUD	120	84,574	85,337	763	—
Brazilian Real,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	6,779	1,809,377	1,730,813	—	(78,564)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	4,396	1,159,231	1,122,424	—	(36,807)

A725

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,271	$334,882	$324,529	$—	$(10,353)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	1,225	323,243	312,901	—	(10,342)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	969	249,188	247,337	—	(1,851)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	968	249,140	247,038	—	(2,102)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	949	247,843	242,315	—	(5,528)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	907	237,688	231,692	—	(5,996)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	827	218,016	211,252	—	(6,764)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	824	219,129	210,336	—	(8,793)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	821	218,985	209,552	—	(9,433)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	491	126,949	125,463	—	(1,486)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	423	110,097	108,007	—	(2,090)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	422	109,870	107,742	—	(2,128)
Expiring 05/03/19	Morgan Stanley & Co. International PLC	BRL	13,965	3,553,681	3,558,390	4,709	—
Expiring 05/03/19	Morgan Stanley & Co. International PLC	BRL	1,698	435,501	432,663	—	(2,838)
British Pound,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	5,510	7,290,287	7,206,247	—	(84,040)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	GBP	635	827,780	830,484	2,704	—
Canadian Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	5,750	4,291,865	4,311,688	19,823	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CAD	650	485,174	487,408	2,234	—
Chilean Peso,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	294,690	434,248	433,049	—	(1,199)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	268,941	402,829	395,211	—	(7,618)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	215,623	323,777	316,859	—	(6,918)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	175,275	269,940	257,568	—	(12,372)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	142,865	217,071	209,942	—	(7,129)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	126,577	195,007	186,006	—	(9,001)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	96,999	146,968	142,541	—	(4,427)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	95,256	144,975	139,979	—	(4,996)

A726

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	64,938	$96,806	$95,426	$—	$(1,380)
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	51,520	77,979	75,710	—	(2,269)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	163,982	244,197	240,978	—	(3,219)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	98,293	146,805	144,445	—	(2,360)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	CLP	34,527	51,843	50,740	—	(1,103)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CLP	34,742	52,087	51,055	—	(1,032)
Chinese Renminbi,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	12,164	1,807,009	1,808,955	1,946	—
Colombian Peso,
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	18,470,943	5,869,381	5,792,771	—	(76,610)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	996,336	322,086	312,197	—	(9,889)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	691,783	216,655	216,766	111	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	308,391	96,856	96,632	—	(224)
Expiring 05/02/19	Morgan Stanley & Co. International PLC	COP	379,381	119,022	118,758	—	(264)
Czech Koruna,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CZK	17,291	764,611	753,159	—	(11,452)
Danish Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	DKK	4,960	759,448	750,886	—	(8,562)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	DKK	560	85,160	84,777	—	(383)
Euro,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	11,910	13,596,368	13,454,070	—	(142,298)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	3,318	3,778,587	3,748,088	—	(30,499)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	1,250	1,415,104	1,412,056	—	(3,048)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	88	100,292	99,409	—	(883)
Hong Kong Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	HKD	12,640	1,614,862	1,614,184	—	(678)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	HKD	1,230	157,100	157,077	—	(23)
Hungarian Forint,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	HUF	226,864	822,091	797,092	—	(24,999)
Indian Rupee,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	34,684	490,022	500,352	10,330	—

A727

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	34,281	$489,049	$494,537	$5,488	$—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	31,942	446,428	460,798	14,370	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	30,603	432,870	441,480	8,610	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	28,232	393,862	407,285	13,423	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	16,169	225,883	233,259	7,376	—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	INR	125,632	1,814,569	1,806,688	—	(7,881)
Expiring 04/22/19	Morgan Stanley & Co. International PLC	INR	17,090	247,111	245,772	—	(1,339)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	382,000	5,385,881	5,456,027	70,146	—
Indonesian Rupiah,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	3,845,831	270,034	269,831	—	(203)
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	3,510,609	247,104	246,311	—	(793)
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	3,098,310	217,949	217,384	—	(565)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	14,897,679	1,053,435	1,042,594	—	(10,841)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	10,454,750	729,367	731,661	2,294	—
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	3,514,662	245,180	245,969	789	—
Israeli Shekel,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ILS	440	122,687	121,824	—	(863)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ILS	40	11,108	11,075	—	(33)
Japanese Yen,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	1,159,000	10,459,419	10,525,546	66,127	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	JPY	110,000	998,912	998,973	61	—
Malaysian Ringgit,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	MYR	2,724	666,229	667,187	958	—
Mexican Peso,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	132,656	6,725,365	6,744,201	18,836	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	6,194	318,543	314,902	—	(3,641)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	6,091	317,552	309,652	—	(7,900)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,741	241,886	241,035	—	(851)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,707	246,921	239,299	—	(7,622)

A728

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	18,929	$615,103	$614,554	$—	$(549)
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	16,601	538,318	538,957	639	—
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	4,734	154,008	153,685	—	(323)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	78,066	2,546,774	2,534,965	—	(11,809)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	10,047	326,822	326,230	—	(592)
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	40,264	1,307,638	1,308,896	1,258	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	900	29,206	29,353	147	—
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	150	101,722	102,313	591	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	10	6,809	6,820	11	—
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	70,150	8,127,067	8,159,434	32,367	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	2,650	307,083	308,232	1,149	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	1,400	161,681	162,840	1,159	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NOK	300	34,646	34,894	248	—
Philippine Peso,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	18,091	341,628	343,988	2,360	—
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	12,915	243,073	245,570	2,497	—
Romanian Leu,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RON	5,965	1,406,895	1,397,518	—	(9,377)
Russian Ruble,
Expiring 04/11/19	Morgan Stanley & Co. International PLC	RUB	9,731	150,956	147,971	—	(2,985)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	201,635	3,021,429	3,064,138	42,709	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	41,551	626,808	631,429	4,621	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	21,021	325,658	319,442	—	(6,216)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	16,059	249,157	244,042	—	(5,115)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	7,761	119,275	117,938	—	(1,337)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	6,497	98,054	98,732	678	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	6,209	94,426	94,354	—	(72)

A729

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	3,348	$2,469,573	$2,474,275	$4,702	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	770	568,388	569,049	661	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	440	326,305	325,171	—	(1,134)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	207	153,313	152,760	—	(553)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	90	66,307	66,512	205	—
South African Rand,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,634	249,130	249,346	216	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,609	246,932	247,642	710	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,586	246,887	246,061	—	(826)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,573	246,022	245,167	—	(855)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,546	243,944	243,325	—	(619)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,013	206,179	206,728	549	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	1,442	99,105	98,925	—	(180)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	527	36,261	36,178	—	(83)
South Korean Won,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	KRW	245,451	218,107	216,282	—	(1,825)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	1,945,656	1,730,472	1,715,091	—	(15,381)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	551,384	484,993	486,044	1,051	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	369,123	326,288	325,381	—	(907)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	290,742	258,116	256,288	—	(1,828)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	245,451	216,564	216,365	—	(199)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	243,470	217,096	214,618	—	(2,478)
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	102,614	91,156	90,454	—	(702)
Swedish Krona,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SEK	10,650	1,156,147	1,152,659	—	(3,488)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SEK	975	104,396	105,525	1,129	—
Swiss Franc,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	3,740	3,763,208	3,785,699	22,491	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CHF	410	410,385	415,009	4,624	—

A730

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	29,130	$5,063,461	$4,852,190	$—	$(211,271)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	4,302	749,314	716,628	—	(32,686)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	1,914	331,955	318,829	—	(13,126)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	1,539	266,665	256,279	—	(10,386)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	670	116,552	111,602	—	(4,950)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	551	94,187	91,803	—	(2,384)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	124	20,926	20,705	—	(221)

				$143,564,643	$142,995,024	496,769	(1,066,388)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/03/19	Morgan Stanley & Co. International PLC	ARS	3,272	$79,127	$74,949	$4,178	$—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	ARS	4,084	97,980	91,231	6,749	—
Brazilian Real,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	933	247,021	238,326	8,695	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	933	241,845	238,273	3,572	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	929	243,047	237,226	5,821	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	929	243,028	237,241	5,787	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	817	219,129	208,671	10,458	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	812	210,978	207,357	3,621	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	634	167,877	161,801	6,076	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	487	126,949	124,377	2,572	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	408	109,123	104,279	4,844	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	399	106,147	101,763	4,384	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	BRL	25	6,388	6,291	97	—
Expiring 05/03/19	Morgan Stanley & Co. International PLC	BRL	1,139	290,954	290,278	676	—
Chilean Peso,
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	399,611	597,558	587,232	10,326	—

A731

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	142,104	$219,016	$208,823	$10,193	$—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	123,877	186,492	182,039	4,453	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	118,603	176,896	174,289	2,607	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	109,917	164,890	161,524	3,366	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	108,347	164,075	159,217	4,858	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	105,270	158,641	154,696	3,945	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	93,428	140,922	137,293	3,629	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	85,082	131,135	125,030	6,105	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	84,552	129,883	124,249	5,634	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	80,995	123,319	119,022	4,297	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	51,537	76,803	75,733	1,070	—
Expiring 04/04/19	Morgan Stanley & Co. International PLC	CLP	29,360	44,965	43,145	1,820	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	294,690	434,235	433,058	1,177	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	182,796	269,735	268,626	1,109	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	CLP	97,979	147,028	143,984	3,044	—
Expiring 04/22/19	Morgan Stanley & Co. International PLC	CLP	34,388	51,843	50,534	1,309	—
Expiring 04/25/19	Morgan Stanley & Co. International PLC	CLP	34,477	52,087	50,666	1,421	—
Chinese Renminbi,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	4,409	653,571	655,697	—	(2,126)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	2,667	396,599	396,660	—	(61)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CNH	2,463	366,299	366,255	44	—
Colombian Peso,
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	12,548,056	3,948,786	3,935,263	13,523	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	2,494,797	789,243	782,407	6,836	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	764,728	247,974	239,830	8,144	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	762,553	245,115	239,148	5,967	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	762,513	245,040	239,135	5,905	—
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	674,545	219,166	211,548	7,618	—

A732

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 04/01/19	Morgan Stanley & Co. International PLC	COP	463,751	$148,660	$145,440	$3,220	$—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	18,470,943	5,864,536	5,787,778	76,758	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	459,457	146,917	143,967	2,950	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	457,536	147,129	143,367	3,762	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	375,013	118,874	117,508	1,366	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	COP	306,610	96,875	96,075	800	—
Euro,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	4,880	5,523,911	5,512,667	11,244	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	EUR	2,410	2,750,874	2,722,444	28,430	—
Indian Rupee,
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	125,632	1,819,958	1,812,379	7,579	—
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	25,204	361,002	363,597	—	(2,595)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	15,412	216,897	222,328	—	(5,431)
Expiring 04/02/19	Morgan Stanley & Co. International PLC	INR	9,664	137,981	139,407	—	(1,426)
Indonesian Rupiah,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	IDR	10,454,750	731,972	733,527	—	(1,555)
Expiring 04/25/19	Morgan Stanley & Co. International PLC	IDR	3,501,083	247,121	245,019	2,102	—
Malaysian Ringgit,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	MYR	2,965	727,038	726,125	913	—
Mexican Peso,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	5,294	271,007	269,144	1,863	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,785	244,069	243,283	786	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,780	246,171	243,030	3,141	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,769	247,141	242,428	4,713	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,764	245,856	242,224	3,632	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,752	243,018	241,609	1,409	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	4,034	205,375	205,108	267	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	3,612	187,107	183,642	3,465	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	3,250	165,091	165,244	—	(153)

A733

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 04/08/19	Morgan Stanley & Co. International PLC	TWD	40,264	$1,306,411	$1,307,196	$—	$(785)
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	11,245	365,524	365,151	373	—
Expiring 04/11/19	Morgan Stanley & Co. International PLC	TWD	6,637	216,896	215,509	1,387	—
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	20,170	653,571	655,685	—	(2,114)
Expiring 04/29/19	Morgan Stanley & Co. International PLC	TWD	12,223	396,599	397,345	—	(746)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	337,500	10,986,328	11,007,349	—	(21,021)
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	12,000	8,144,520	8,185,068	—	(40,548)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	NZD	90	61,325	61,387	—	(62)
Peruvian Nuevo Sol,
Expiring 05/13/19	Morgan Stanley & Co. International PLC	PEN	1,319	397,058	396,762	296	—
Philippine Peso,
Expiring 04/12/19	Morgan Stanley & Co. International PLC	PHP	21,185	404,728	402,814	1,914	—
Russian Ruble,
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	25,686	396,599	390,341	6,258	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	23,841	360,860	362,292	—	(1,432)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	14,945	224,902	227,107	—	(2,205)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	14,381	217,768	218,546	—	(778)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	11,430	176,204	173,689	2,515	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	8,042	121,922	122,215	—	(293)
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	7,035	108,967	106,911	2,056	—
Expiring 04/15/19	Morgan Stanley & Co. International PLC	RUB	6,360	97,864	96,647	1,217	—
Singapore Dollar,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	1,330	985,850	983,232	2,618	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	886	653,571	654,476	—	(905)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	663	489,976	489,729	247	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	537	396,599	396,862	—	(263)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	SGD	497	366,903	367,113	—	(210)
South African Rand,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	6,155	421,671	422,349	—	(678)

A734

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	4,973	$346,025	$341,257	$4,768	$—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	4,452	307,231	305,476	1,755	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	4,177	288,133	286,624	1,509	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	ZAR	3,545	245,112	243,259	1,853	—
South Korean Won,
Expiring 04/05/19	Morgan Stanley & Co. International PLC	KRW	245,451	216,497	216,282	215	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	415,332	367,995	366,114	1,881	—
Expiring 04/18/19	Morgan Stanley & Co. International PLC	KRW	111,720	99,054	98,481	573	—
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	744,916	654,463	656,877	—	(2,414)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	338,383	298,126	298,390	—	(264)
Expiring 04/30/19	Morgan Stanley & Co. International PLC	KRW	268,923	237,177	237,140	37	—
Thai Baht,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	THB	27,075	855,657	855,004	653	—
Turkish Lira,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	846	146,832	140,849	5,983	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	619	107,574	103,036	4,538	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	616	107,961	102,531	5,430	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TRY	562	97,848	93,612	4,236	—

				$66,193,790	$65,885,213	396,642	(88,065)

						$893,411	$(1,154,453)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/19/19	Buy	CZK	2,224	EUR	86	$—	$(19)	Morgan Stanley & Co. International PLC
06/19/19	Buy	CZK	11,263	EUR	437	—	(3,204)	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	216	ZAR	3,558	32	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	EUR	217	PLN	936	593	—	Morgan Stanley & Co. International PLC
06/19/19	Buy	HUF	47,595	EUR	149	—	(762)	Morgan Stanley & Co. International PLC
06/19/19	Buy	HUF	49,969	EUR	155	59	—	Morgan Stanley & Co. International PLC

A735

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2019 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (cont’d.):
06/19/19	Buy	HUF	50,096	PLN	677	$—	$(895)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	935	EUR	217	—	(999)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	936	EUR	217	—	(461)	Morgan Stanley & Co. International PLC
06/19/19	Buy	PLN	20,245	EUR	4,685	—	(6,137)	Morgan Stanley & Co. International PLC

						$684	$(12,477)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

The Boeing Company	06/20/24	1.000%(Q)	1,300	0.507%	$32,741	$32,233	(508)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.NA.IG.31.V1	12/20/23	1.000%(Q)	27,525	0.562%	$408,422	$546,160	$137,738

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A736

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:

BRL	3,055	01/04/21	8.000%(T)	1 Day BROIS(2)(T)	$2,154	$12,215	$10,061

BRL	1,600	01/03/22	10.380%(T)	1 Day BROIS(2)(T)	—	31,972	31,972

BRL	18,000	01/02/23	7.900%(T)	1 Day BROIS(2)(T)	(12,936)	(23,145)	(10,209)

BRL	5,050	01/02/23	11.450%(T)	1 Day BROIS(2)(T)	—	131,896	131,896

BRL	75	01/02/23	9.500%(T)	1 Day BROIS(2)(T)	529	1,167	638

CLP	2,057,200	03/20/21	3.600%(S)	1 Day CLOIS(2)(S)	293	28,948	28,655

CLP	177,550	12/19/21	4.000%(S)	1 Day CLOIS(2)(S)	754	6,336	5,582

CNH	23,880	03/20/21	2.500%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(4,498)	(2,186)	2,312

COP	2,258,050	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	3,737	4,338	601

COP	1,944,650	03/20/24	5.400%(Q)	1 Day COOIS(1)(Q)	2,154	(8,872)	(11,026)

CZK	68,940	09/18/21	2.200%(A)	6 Month PRIBOR(2)(S)	—	15,154	15,154

CZK	23,030	09/18/22	2.130%(A)	6 Month PRIBOR(1)(S)	—	(7,401)	(7,401)

CZK	14,150	09/18/24	2.000%(A)	6 Month PRIBOR(1)(S)	—	(6,893)	(6,893)

HUF	10	09/19/20	0.600%(A)	6 Month BUBOR(2)(S)	(1)	2	3

HUF	963,180	06/19/21	1.750%(A)	6 Month BUBOR(2)(S)	29,780	69,945	40,165

INR	219,420	03/20/21	6.750%(S)	6 Month MIBOR(2)(S)	36,078	67,503	31,425

KRW	18,551,200	03/20/21	1.750%(Q)	3 Month KWCDC(2)(Q)	(9,630)	18,859	28,489

KRW	9,150,470	06/19/21	1.750%(Q)	3 Month KWCDC(2)(Q)	15,304	14	(15,290)

MXN	234,200	03/18/20	8.360%(M)	28 Day Mexican Interbank Rate(1)(M)	(503)	(2,435)	(1,932)

MXN	18,725	06/16/21	7.950%(M)	28 Day Mexican Interbank Rate(1)(M)	(236)	(856)	(620)

MXN	22,675	06/15/22	8.000%(M)	28 Day Mexican Interbank Rate(2)(M)	—	6,593	6,593

MXN	44,675	06/12/24	8.000%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(3,571)	(3,571)

MXN	20,425	06/06/29	8.250%(M)	28 Day Mexican Interbank Rate(2)(M)	(556)	(4,152)	(3,596)

PLN	49,070	03/20/21	2.000%(A)	6 Month WIBOR(2)(S)	4,058	57,138	53,080

	85,610	12/20/19	2.250%(S)	3 Month LIBOR(2)(Q)	96,991	249,441	152,450

	11,780	03/20/21	3.000%(S)	3 Month LIBOR(1)(Q)	(79,975)	(136,715)	(56,740)

	32,670	08/31/23	2.218%(S)	3 Month LIBOR(1)(Q)	5,488	63,064	57,576

	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	(490,037)	(343,298)

ZAR	10	03/21/20	7.330%(Q)	3 Month JIBAR(1)(Q)	—	(1)	(1)

A737

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):

ZAR	117,680	06/19/21	7.750%(Q)	3 Month JIBAR(2)(Q)	$38,622	$89,792	$51,170

					$(19,132)	$168,113	$187,245

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:

COP	423,180	04/15/19	5.110%(Q)	90 Day Colombian Interbank rate(1)(Q)	$1	$—	$1	Credit Suisse International
COP	224,740	04/22/19	5.190%(Q)	1 Day COOIS(1)(Q)	(197)	—	(197)	JPMorgan Chase Bank, N.A.
COP	3,175,050	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	5,991	3,344	2,647	Citibank, N.A.
COP	2,681,175	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	5,031	1,743	3,288	Deutsche Bank AG
THB	149,430	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	385	(160)	545	Morgan Stanley & Co. International PLC
THB	106,940	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	258	2,196	(1,938)	JPMorgan Chase Bank, N.A.
THB	43,260	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	114	254	(140)	Morgan Stanley & Co. International PLC
THB	39,840	03/20/21	1.750%(S)	6 Month THBFIX(2)(S)	95	(1,200)	1,295	JPMorgan Chase Bank, N.A.
THB	131,790	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	(1,856)	2,587	(4,443)	JPMorgan Chase Bank, N.A.
THB	45,170	06/19/21	1.750%(S)	6 Month THBFIX(2)(S)	(636)	279	(915)	Morgan Stanley & Co. International PLC

					$9,186	$9,043	$143

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$19,720,683	$—
Credit Suisse Securities (USA) LLC	2,974,786	—
Morgan Stanley & Co. International PLC	28,072,702	—

Total	$50,768,171	$—

A738

AST MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS
Aerospace & Defense — 3.0%
Harris Corp.	143,629	$22,938,988
HEICO Corp.	133,340	12,649,966
HEICO Corp. (Class A Stock)	66,950	5,627,817

		41,216,771

Auto Components — 1.0%
Aptiv PLC	181,358	14,416,147

Banks — 1.4%
First Republic Bank	188,509	18,937,614

Beverages — 2.2%
Brown-Forman Corp. (Class B Stock)	393,916	20,790,886
Monster Beverage Corp.*	193,068	10,537,651

		31,328,537

Biotechnology — 4.2%
Agios Pharmaceuticals, Inc.*(a)	132,980	8,968,171
Alder Biopharmaceuticals, Inc.*	278,890	3,806,849
BioMarin Pharmaceutical, Inc.*	96,852	8,603,363
Exact Sciences Corp.*	139,527	12,085,829
Exelixis, Inc.*	310,807	7,397,207
Incyte Corp.*	106,150	9,129,962
Moderna, Inc.*(a)	286,867	5,837,743
Sarepta Therapeutics, Inc.*(a)	26,001	3,099,059

		58,928,183

Capital Markets — 5.0%
Cboe Global Markets, Inc.	101,196	9,658,146
Lazard Ltd. (Class A Stock)	254,161	9,185,379
Moody’s Corp.	48,099	8,710,248
MSCI, Inc.	81,251	16,155,949
Northern Trust Corp.	180,286	16,299,657
T. Rowe Price Group, Inc.	100,336	10,045,640

		70,055,019

Chemicals — 1.4%
Ashland Global Holdings, Inc.	167,518	13,088,181
Celanese Corp.	68,723	6,776,775

		19,864,956

Commercial Services & Supplies — 1.1%
Cintas Corp.	78,003	15,765,186

Construction Materials — 1.5%
Martin Marietta Materials, Inc.	102,744	20,670,038

Containers & Packaging — 0.6%
Avery Dennison Corp.	67,474	7,624,562

Diversified Consumer Services — 1.7%
Bright Horizons Family Solutions, Inc.*	188,095	23,908,755

Electrical Equipment — 0.8%
Sensata Technologies Holding PLC*	237,575	10,695,627

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	317,702	30,003,777

Entertainment — 0.5%
Spotify Technology SA*	51,349	7,127,241

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity LifeStyle Properties, Inc.	96,380	11,016,234

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.*	119,502	$23,859,769

		34,876,003

Food Products — 1.5%
McCormick & Co., Inc.(a)	141,685	21,342,012

Health Care Equipment & Supplies — 8.3%
Align Technology, Inc.*	77,031	21,902,224
Cooper Cos., Inc. (The)	30,547	9,047,106
Edwards Lifesciences Corp.*	100,719	19,270,566
IDEXX Laboratories, Inc.*	98,053	21,924,651
Teleflex, Inc.	64,178	19,392,024
West Pharmaceutical Services, Inc.	93,706	10,326,401
Zimmer Biomet Holdings, Inc.	109,476	13,980,085

		115,843,057

Health Care Providers & Services — 0.8%
Centene Corp.*	202,086	10,730,767

Hotels, Restaurants & Leisure — 2.4%
Choice Hotels International, Inc.	262,683	20,420,976
Domino’s Pizza, Inc.(a)	51,050	13,176,005

		33,596,981

Household Durables — 0.5%
D.R. Horton, Inc.	178,009	7,366,012

Household Products — 0.8%
Clorox Co. (The)(a)	72,152	11,577,510

Industrial Conglomerates — 1.6%
Roper Technologies, Inc.	65,928	22,545,398

Interactive Media & Services — 1.5%
IAC/InterActiveCorp*	56,550	11,881,721
Twitter, Inc.*	273,661	8,997,974

		20,879,695

Internet & Direct Marketing Retail — 0.9%
Expedia Group, Inc.(a)	81,661	9,717,659
GrubHub, Inc.*(a)	38,778	2,693,908

		12,411,567

IT Services — 8.5%
Black Knight, Inc.*	336,222	18,324,099
Fidelity National Information Services, Inc.	145,053	16,405,494
Fiserv, Inc.*(a)	364,935	32,216,462
GoDaddy, Inc. (Class A Stock)*	319,966	24,058,244
Square, Inc. (Class A Stock)*(a)	56,451	4,229,309
Total System Services, Inc.	243,591	23,143,581

		118,377,189

Life Sciences Tools & Services — 3.9%
Agilent Technologies, Inc.	215,367	17,311,199
Illumina, Inc.*	56,426	17,530,994
Mettler-Toledo International, Inc.*	10,639	7,691,997
PRA Health Sciences, Inc.*	112,974	12,459,902

		54,994,092

Machinery — 6.1%
Fortive Corp.	239,861	20,121,939
IDEX Corp.	121,553	18,444,452
Ingersoll-Rand PLC	193,308	20,867,599
John Bean Technologies Corp.(a)	141,402	12,993,430

A739

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Xylem, Inc.	166,565	$13,165,298

		85,592,718

Multiline Retail — 2.3%
Dollar General Corp.	269,622	32,165,905

Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.*	220,602	15,080,353
Concho Resources, Inc.	88,402	9,809,086
Diamondback Energy, Inc.	91,126	9,252,023

		34,141,462

Pharmaceuticals — 1.8%
Elanco Animal Health, Inc.*	389,214	12,482,094
Zoetis, Inc.	125,238	12,607,709

		25,089,803

Professional Services — 1.5%
Verisk Analytics, Inc.	153,391	20,401,003

Road & Rail — 1.1%
Lyft, Inc.*	55,846	4,372,183
Old Dominion Freight Line, Inc.	76,051	10,981,004

		15,353,187

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.*(a)	458,918	11,711,587
Analog Devices, Inc.	95,622	10,066,128
Marvell Technology Group Ltd.	1,061,266	21,108,581
Microchip Technology, Inc.(a)	213,271	17,692,962
MKS Instruments, Inc.	158,506	14,748,983
Xilinx, Inc.	59,664	7,564,799

		82,893,040

Software — 10.5%
Atlassian Corp. PLC (Class A Stock)*	112,235	12,614,092
Autodesk, Inc.*	128,054	19,953,374
Citrix Systems, Inc.	188,460	18,781,924
Coupa Software, Inc.*	59,187	5,384,833
Intuit, Inc.	55,466	14,499,367
PTC, Inc.*	216,258	19,934,662
ServiceNow, Inc.*	135,205	33,326,680
Splunk, Inc.*	116,028	14,457,089
Workday, Inc. (Class A Stock)*	40,518	7,813,896

		146,765,917

Specialty Retail — 4.9%
Burlington Stores, Inc.*(a)	63,721	9,983,806
Five Below, Inc.*	43,255	5,374,434

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	36,606	$14,214,110
Ross Stores, Inc.	283,544	26,397,946
Tiffany & Co.(a)	122,960	12,978,428

		68,948,724

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc.*	97,886	16,040,579
PVH Corp.	94,498	11,524,031

		27,564,610

TOTAL LONG-TERM INVESTMENTS (cost $1,153,276,123)		1,373,999,065

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	17,479,647	17,479,647
PGIM Institutional Money Market Fund (cost $137,667,403; includes $137,356,255 of cash collateral for securities on loan)(b)(w)	137,626,995	137,654,521

TOTAL SHORT-TERM INVESTMENTS (cost $155,147,050)		155,134,168

TOTAL INVESTMENTS — 109.4% (cost $1,308,423,173)		1,529,133,233
Liabilities in excess of other assets — (9.4)%		(131,994,944)

NET ASSETS — 100.0%		$1,397,138,289

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,935,964; cash collateral of $137,356,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A740

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS — 94.8%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.*	69,631	$2,473,989
Curtiss-Wright Corp.	37,570	4,258,184
Mercury Systems, Inc.*	16,817	1,077,633
Moog, Inc. (Class A Stock)	35,228	3,063,075

		10,872,881

Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.*	154,340	3,557,536
Atlas Air Worldwide Holdings, Inc.*	45,761	2,313,676
Echo Global Logistics, Inc.*	20,488	507,693

		6,378,905

Airlines — 1.0%
SkyWest, Inc.	116,130	6,304,698
Spirit Airlines, Inc.*	53,065	2,805,016

		9,109,714

Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*	209,359	2,995,927
Standard Motor Products, Inc.	17,855	876,681

		3,872,608

Banks — 15.9%
Amalgamated Bank (Class A Stock)(a)	99,314	1,554,264
Ameris Bancorp	60,765	2,087,278
BancorpSouth Bank	118,370	3,340,401
Banner Corp.	134,092	7,263,764
Boston Private Financial Holdings, Inc.	179,489	1,967,199
Brookline Bancorp, Inc.	199,994	2,879,914
Bryn Mawr Bank Corp.	51,135	1,847,508
CenterState Bank Corp.	211,156	5,027,624
Chemical Financial Corp.	115,609	4,758,466
Columbia Banking System, Inc.	194,345	6,353,138
Community Bank System, Inc.(a)	96,831	5,787,589
ConnectOne Bancorp, Inc.	138,951	2,737,335
CVB Financial Corp.	336,459	7,082,462
FB Financial Corp.	63,873	2,028,606
First Financial Bankshares, Inc.(a)	91,831	5,305,995
First Merchants Corp.	148,253	5,463,123
First Midwest Bancorp, Inc.	183,321	3,750,748
First of Long Island Corp. (The)	67,083	1,471,130
Flushing Financial Corp.	98,519	2,160,522
Glacier Bancorp, Inc.(a)	169,753	6,802,003
Great Western Bancorp, Inc.	196,727	6,214,606
Heritage Financial Corp.	93,990	2,832,859
Home BancShares, Inc.	156,087	2,742,449
Independent Bank Corp.(a)	89,813	7,275,751
Independent Bank Group, Inc.	98,554	5,054,835
Lakeland Financial Corp.	97,957	4,429,616
LegacyTexas Financial Group, Inc.	181,504	6,786,435
National Commerce Corp.*	48,819	1,914,193
Old Line Bancshares, Inc.	41,409	1,032,326
Pacific Premier Bancorp, Inc.	46,292	1,228,127
Pinnacle Financial Partners, Inc.	82,703	4,523,854
Renasant Corp.	157,076	5,317,023
Sandy Spring Bancorp, Inc.	63,694	1,992,348
South State Corp.	66,315	4,531,967

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
Texas Capital Bancshares, Inc.*	22,112	$1,207,094
Towne Bank	97,271	2,407,457
TriCo Bancshares	66,543	2,614,474
Union Bankshares Corp.	102,992	3,329,731
United Community Banks, Inc.	36,753	916,252

		146,020,466

Beverages — 0.2%
MGP Ingredients, Inc.(a)	25,424	1,961,462

Biotechnology — 0.1%
Emergent BioSolutions, Inc.*	23,360	1,180,147

Building Products — 0.3%
Armstrong World Industries, Inc.	33,799	2,684,317

Capital Markets — 1.6%
BrightSphere Investment Group PLC	156,195	2,118,004
Houlihan Lokey, Inc.	76,288	3,497,805
PJT Partners, Inc. (Class A Stock)	21,582	902,128
Stifel Financial Corp.	124,342	6,560,284
Virtu Financial, Inc. (Class A Stock)(a)	68,052	1,616,235

		14,694,456

Chemicals — 1.5%
Ferro Corp.*	4,496	85,109
HB Fuller Co.	50,066	2,435,210
Ingevity Corp.*	48,455	5,117,333
Quaker Chemical Corp.	18,593	3,724,736
Sensient Technologies Corp.	22,145	1,501,210
Tronox Holding PLC (Class A Stock)	43,394	570,631

		13,434,229

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	85,461	3,106,507
Advanced Disposal Services, Inc.*	123,617	3,461,275
Brady Corp. (Class A Stock)	85,074	3,948,284
Mobile Mini, Inc.	45,292	1,537,210

		12,053,276

Communications Equipment — 2.5%
Ciena Corp.*	168,437	6,289,438
NetScout Systems, Inc.*(a)	221,508	6,217,730
Plantronics, Inc.	43,233	1,993,474
Viavi Solutions, Inc.*	681,513	8,437,131

		22,937,773

Construction & Engineering — 1.3%
EMCOR Group, Inc.	58,499	4,275,107
Granite Construction, Inc.	51,212	2,209,798
KBR, Inc.	293,343	5,599,918

		12,084,823

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.*	139,758	6,473,591
Chegg, Inc.*	83,609	3,187,175

		9,660,766

Electric Utilities — 4.7%
ALLETE, Inc.	133,507	10,978,281
El Paso Electric Co.	114,745	6,749,301
IDACORP, Inc.	86,271	8,587,415
PNM Resources, Inc.	146,338	6,927,641

A741

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Portland General Electric Co.	183,650	$9,520,415

		42,763,053

Electronic Equipment, Instruments & Components — 1.9%
CTS Corp.	128,309	3,768,435
II-VI, Inc.*	68,624	2,555,558
Knowles Corp.*	141,612	2,496,620
Rogers Corp.*	20,041	3,184,114
SYNNEX Corp.	57,798	5,513,351

		17,518,078

Energy Equipment & Services — 1.4%
Apergy Corp.*	190,737	7,831,661
Cactus, Inc. (Class A Stock)*	140,520	5,002,511
NCS Multistage Holdings, Inc.*(a)	79,205	410,282

		13,244,454

Entertainment — 0.7%
Live Nation Entertainment, Inc.*	98,640	6,267,586

Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	334,287	9,116,006
Chatham Lodging Trust	97,354	1,873,091
Chesapeake Lodging Trust	369,561	10,277,491
Columbia Property Trust, Inc.	310,587	6,991,313
CyrusOne, Inc.(a)	146,346	7,674,384
Healthcare Realty Trust, Inc.	323,397	10,384,278
Hudson Pacific Properties, Inc.	141,681	4,876,660
Life Storage, Inc.	48,212	4,689,581
National Health Investors, Inc.	111,723	8,775,842
Pebblebrook Hotel Trust(a)	312,559	9,708,083
Preferred Apartment Communities, Inc. (Class A Stock)(a)	128,770	1,908,371
PS Business Parks, Inc.	57,060	8,948,720
RLJ Lodging Trust	389,322	6,840,388
STAG Industrial, Inc.	44	1,305

		92,065,513

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.*(a)	115,122	3,154,343
Performance Food Group Co.*	76,425	3,029,487

		6,183,830

Food Products — 1.7%
Darling Ingredients, Inc.*	241,313	5,224,426
Hostess Brands, Inc.*(a)	66,474	830,924
Nomad Foods Ltd. (United Kingdom)*	146,395	2,993,778
Sanderson Farms, Inc.(a)	11,529	1,519,983
Simply Good Foods Co. (The)*	263,772	5,431,065

		16,000,176

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	77,115	7,033,659
New Jersey Resources Corp.	141,405	7,040,555

		14,074,214

Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	121,764	5,196,888
CONMED Corp.	69,991	5,821,851
Orthofix Medical, Inc.*	49,016	2,764,993

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Wright Medical Group NV*(a)	89,234	$2,806,409

		16,590,141

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.*(a)	60,044	1,759,890
AMN Healthcare Services, Inc.*(a)	39,906	1,879,174

		3,639,064

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	523,859	4,997,615
HMS Holdings Corp.*	54,564	1,615,640

		6,613,255

Hotels, Restaurants & Leisure — 1.6%
Belmond Ltd. (United Kingdom) (Class A Stock)*	16,847	419,996
Boyd Gaming Corp.	61,595	1,685,239
Dine Brands Global, Inc.(a)	37,815	3,452,131
Eldorado Resorts, Inc.*(a)	119,976	5,601,679
Jack in the Box, Inc.	21,502	1,742,952
Wendy’s Co. (The)	104,876	1,876,232

		14,778,229

Household Durables — 1.6%
Helen of Troy Ltd.*	22,478	2,606,549
KB Home	143,322	3,464,093
Meritage Homes Corp.*	105,074	4,697,859
TopBuild Corp.*	58,908	3,818,417

		14,586,918

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	57,775	1,343,269

Insurance — 5.0%
AMERISAFE, Inc.(a)	43,762	2,599,463
CNO Financial Group, Inc.	262,429	4,246,101
Enstar Group Ltd. (Bermuda)*	20,314	3,534,635
James River Group Holdings Ltd.	109,557	4,391,045
Kemper Corp.	64,593	4,918,111
Kinsale Capital Group, Inc.	87,233	5,981,567
Primerica, Inc.	38,338	4,682,987
ProAssurance Corp.	78,558	2,718,892
RLI Corp.(a)	64,513	4,628,808
Selective Insurance Group, Inc.	126,203	7,986,126

		45,687,735

Interactive Media & Services — 0.4%
Cars.com, Inc.*(a)	176,985	4,035,257

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings, Inc. (Class A Stock)*	94,547	4,046,612

IT Services — 1.4%
CACI International, Inc. (Class A Stock)*	50,207	9,138,678
LiveRamp Holdings, Inc.*	58,905	3,214,446

		12,353,124

Life Sciences Tools & Services — 0.9%
Cambrex Corp.*(a)	51,407	1,997,162
Syneos Health, Inc.*	116,810	6,046,086

		8,043,248

A742

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 3.6%
Alamo Group, Inc.	15,695	$1,568,558
CIRCOR International, Inc.*(a)	73,643	2,400,762
Federal Signal Corp.	168,228	4,372,246
ITT, Inc.	70,936	4,114,287
Navistar International Corp.*	52,945	1,710,124
RBC Bearings, Inc.*	24,068	3,060,728
Rexnord Corp.*	271,261	6,819,502
TriMas Corp.*	176,001	5,320,510
Watts Water Technologies, Inc. (Class A Stock)	49,569	4,006,167

		33,372,884

Media — 1.8%
Gray Television, Inc.*	189,489	4,047,485
Liberty Latin America Ltd. (Chile)*	196,077	3,813,698
MSG Networks, Inc. (Class A Stock)*	100,922	2,195,054
Nexstar Media Group, Inc. (Class A Stock)(a)	34,486	3,737,248
TEGNA, Inc.	162,806	2,295,565

		16,089,050

Metals & Mining — 1.8%
Allegheny Technologies, Inc. (Class C Stock)*(a)	272,758	6,974,422
Carpenter Technology Corp.	34,931	1,601,586
Cleveland-Cliffs, Inc.(a)	289,135	2,888,459
Commercial Metals Co.	40,899	698,555
Constellium NV (Class A Stock)*	244,967	1,954,837
Royal Gold, Inc.	27,815	2,529,218

		16,647,077

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Granite Point Mortgage Trust, Inc.	98,436	1,827,957
MFA Financial, Inc.	640,148	4,653,876
PennyMac Mortgage Investment Trust	173,632	3,595,919
Redwood Trust, Inc.	204,403	3,301,108
Two Harbors Investment Corp.	332,887	4,503,961

		17,882,821

Oil, Gas & Consumable Fuels — 4.3%
Callon Petroleum Co.*(a)	670,852	5,064,933
Centennial Resource Development, Inc. (Class A Stock)*(a)	150,795	1,325,488
Delek US Holdings, Inc.	37,919	1,381,010
Falcon Minerals Corp.(a)	268,276	2,371,560
Golar LNG Ltd. (Bermuda)	253,320	5,342,519
Matador Resources Co.*(a)	116,774	2,257,241
PBF Energy, Inc. (Class A Stock)	38,768	1,207,236
PDC Energy, Inc.*	68,933	2,804,194
SM Energy Co.	137,082	2,397,564
Viper Energy Partners LP	237,546	7,877,025
WPX Energy, Inc.*	530,623	6,956,468

		38,985,238

Personal Products — 0.2%
Edgewell Personal Care Co.*(a)	41,426	1,818,187

Pharmaceuticals — 0.6%
Mallinckrodt PLC*(a)	121,956	2,651,323

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Prestige Consumer Healthcare, Inc.*	105,115	$3,143,990

		5,795,313

Professional Services — 0.5%
ASGN, Inc.*	66,705	4,235,100

Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	252,414	5,399,135

Road & Rail — 0.3%
Saia, Inc.*	49,042	2,996,466

Semiconductors & Semiconductor Equipment — 3.1%
Cree, Inc.*(a)	141,371	8,089,249
Entegris, Inc.(a)	164,374	5,866,508
Lattice Semiconductor Corp.*	241,291	2,878,602
MKS Instruments, Inc.	27,608	2,568,924
Semtech Corp.*	72,039	3,667,505
Silicon Laboratories, Inc.*	36,552	2,955,595
Synaptics, Inc.*(a)	53,632	2,131,871

		28,158,254

Software — 2.2%
Avaya Holdings Corp.*	102,151	1,719,201
CommVault Systems, Inc.*	96,826	6,268,515
Cornerstone OnDemand, Inc.*	92,229	5,052,305
Verint Systems, Inc.*	118,430	7,089,220

		20,129,241

Specialty Retail — 2.7%
Aaron’s, Inc.	105,125	5,529,574
Abercrombie & Fitch Co. (Class A Stock)	53,805	1,474,795
American Eagle Outfitters, Inc.	144,469	3,202,878
Asbury Automotive Group, Inc.*	43,503	3,017,368
Bed Bath & Beyond, Inc.(a)	13,791	234,309
Burlington Stores, Inc.*(a)	34,068	5,337,774
DSW, Inc. (Class A Stock)	79,966	1,776,845
Guess?, Inc.	45,962	900,855
Sally Beauty Holdings, Inc.*(a)	125,548	2,311,339
Shoe Carnival, Inc.(a)	26,434	899,549

		24,685,286

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	29,856	3,110,398
G-III Apparel Group Ltd.*	50,388	2,013,504
Wolverine World Wide, Inc.	43,293	1,546,859

		6,670,761

Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.*	657,690	8,674,931
OceanFirst Financial Corp.	202,692	4,876,770
Provident Financial Services, Inc.	167,214	4,329,170
Washington Federal, Inc.	171,306	4,949,030

		22,829,901

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	151,893	4,884,879
Foundation Building Materials, Inc.*	141,658	1,393,915
H&E Equipment Services, Inc.	101,976	2,560,617
Kaman Corp.	63,229	3,695,103
Univar, Inc.*	160,678	3,560,624

		16,095,138

A743

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

UNAFFILIATED EXCHANGE TRADED FUND — 2.5%
iShares Russell 2000 Value ETF(a) (cost $22,675,473)	187,832	$22,521,057

TOTAL LONG-TERM INVESTMENTS (cost $799,010,116)		891,090,488

SHORT-TERM INVESTMENTS — 16.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,457,654	22,457,654
PGIM Institutional Money Market Fund (cost $127,620,299; includes $127,318,325 of cash collateral for securities on loan)(b)(w)	127,602,173	127,627,693

TOTAL SHORT-TERM INVESTMENTS (cost $150,077,953)		150,085,347

Value

TOTAL INVESTMENTS — 113.7% (cost $949,088,069)	$1,041,175,835
Liabilities in excess of other assets — (13.7)%	(125,175,200)

NET ASSETS — 100.0%	$916,000,635

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,799,314; cash collateral of $127,318,325 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A744

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.7%
ASSET-BACKED SECURITIES — 3.4%

Collateralized Loan Obligations(c)
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.350%, 144A	3.960%		10/15/28	4,500	$4,499,960
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.020%, 144A	3.781%		04/20/31	4,000	3,946,247
CBAM Ltd. (Cayman Islands), Series 2018-6A, Class A, 3 Month LIBOR + 0.940%, 144A	3.727%		07/15/31	2,750	2,724,610
Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-9A, Class AR, 3 Month LIBOR + 1.150%, 144A	3.915%		04/28/31	4,000	3,958,103
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A	3.587%		07/15/27	3,750	3,728,766
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.854%		05/15/26	4,239	4,242,537
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class AR, 3 Month LIBOR + 1.290%, 144A	3.837%		10/20/28	2,000	2,001,167

TOTAL ASSET-BACKED SECURITIES (cost $25,239,434)					25,101,390

BANK LOANS — 5.0%

Aerospace & Defense — 0.1%
Transdigm, Inc., 2018 New Tranche E Term Loan, 1 Month LIBOR + 2.500%	4.999%	(c)	05/30/25	73	71,366
Transdigm, Inc., 2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%	4.999%	(c)	06/09/23	194	188,922
Transdigm, Inc., New Tranche G Term Loans, 1 Month LIBOR + 2.500%	4.999%	(c)	08/22/24	147	142,775

					403,063

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	4.740%	(c)	04/06/24	6	5,460
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	4.740%	(c)	04/06/24	8	8,090

					13,550

Biotechnology — 0.1%
Concordia International Corp. (Canada), Term Loan, 1 Month LIBOR + 5.500%	7.993%	(c)	09/06/24	469	441,984

Chemicals — 0.3%
Solenis International LP, Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%^	11.129%	(c)	06/26/26	1,971	1,872,688

Commercial Services — 0.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.249%	(c)	10/01/25	2,843	2,755,812
Prime Security Services Borrower LLC, Term B-1 Loan, 1 Month LIBOR + 2.750%	5.249%	(c)	05/02/22	26	25,495
Prime Security Services Borrower LLC, Term B-1 Loan, 1 Month LIBOR + 2.750%	5.249%	(c)	05/02/22	213	210,518

A745

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Commercial Services (cont’d.)
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.484%	(c)	03/09/23	553	$504,109

					3,495,934

Computers — 0.9%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	6.249%	(c)	09/30/24	3,714	3,699,818
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.999%	(c)	09/29/25	3,071	3,090,026

					6,789,844

Electric — 0.1%
Calpine Corp., Term Loan (05/15), 3 Month LIBOR + 2.500%	5.110%	(c)	01/15/24	870	861,289
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.499%	(c)	08/04/23	224	221,057

					1,082,346

Entertainment — 0.1%
CCM Merger, Inc., Term Loan, 1 Month LIBOR + 2.250%	4.749%	(c)	08/06/21	119	118,707
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.245%	(c)	08/14/24	97	93,732
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.245%	(c)	08/14/24	150	145,389
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.245%	(c)	08/14/24	402	390,491

					748,319

Foods — 0.3%
JBS USA Lux SA, Term Loan	— %	(p)	10/30/22	39	38,732
JBS USA Lux SA, Initial Term Loan, 1 Month LIBOR + 2.500%	4.987%	(c)	10/30/22	232	229,928
Moran Foods LLC, Initial Term Loan, 3 Month LIBOR + 6.000%^	8.601%	(c)	12/05/23	1,413	791,281
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.749%	(c)	10/22/25	325	279,906
Viskase Co., Inc., Initial Term Loan, 3 Month LIBOR + 3.250%^	5.851%	(c)	01/30/21	254	245,542
Viskase Co., Inc., Initial Term Loan, 3 Month LIBOR + 3.250%^	5.851%	(c)	01/30/21	300	289,847

					1,875,236

Investment Companies — 0.1%
UFC Holdings LLC, Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.750%	(c)	08/18/23	317	313,762
UFC Holdings LLC, Term Loan (Second Lien), 1 Month LIBOR + 7.500%	9.999%	(c)	08/18/24	85	85,213

					398,975

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 4.000%	6.629%	(c)	11/30/23	377	353,483

A746

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Media — 0.4%
Clear Channel Communications, Tranche D Term Loan, 1 - 3 Month LIBOR + 7.417%	9.577%	(c)	01/30/20	1,563	$1,111,615
Clear Channel Communications, Tranche E Term Loan, 1 - 3 Month LIBOR + 8.167%	10.405%	(c)	07/30/19	797	565,735
Numericable US LLC (France), USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.484%	(c)	08/14/26	1,070	1,020,780

					2,698,130

Mining — 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.249%	(c)	02/27/23	1,789	1,785,596

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC, Term Loan^	— %	(p)	05/15/22	24	24,300

Oil & Gas — 1.0%
California Resources Corp., Term Loan (11/17), 1 Month LIBOR + 4.750%	7.246%	(c)	12/31/22	2,069	2,027,424
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%^	12.871%	(c)	12/31/21	2,030	2,136,996
Citgo Petroleum Corp., Term Loan	— %	(p)	07/29/21	650	647,021
Citgo Petroleum Corp., Term Loan	— %	(p)	04/30/24	625	621,094
Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%^	9.243%	(c)	10/29/25	245	235,371
Gulf Finance LLC, Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%	7.805%	(c)	08/25/23	132	104,850
Gulf Finance LLC, Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%	7.805%	(c)	08/25/23	221	175,140
MEG Energy Corp. (Canada), Initial Term Loan, 1 Month LIBOR + 3.500%	6.000%	(c)	12/31/23	465	461,958
Ultra Resources, Inc., Senior Secured Term Loan, 1 Month LIBOR + 4.000%	6.491%	(c)	04/12/24	1,418	1,227,456

					7,637,310

Packaging & Containers — 0.0%
Berry Global, Inc., Term Q Loan, 2 Month LIBOR + 2.000%	4.610%	(c)	10/03/22	150	148,950

Pharmaceuticals — 0.0%
Bausch Health Co., Inc., Term Loan	— %	(p)	06/02/25	316	313,834

Retail — 0.3%
Claire’s Stores, Inc., Term Loan^	— %	(p)	09/15/38	324	486,358
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.601%	(c)	04/20/26	975	945,749
Neiman Marcus Group Ltd., Other Term Loan, 1 Month LIBOR + 3.250%	5.733%	(c)	10/26/20	352	326,390
Party City Holdings, Inc., Term Loan	— %	(p)	08/19/22	6	6,228
Party City Holdings, Inc., Term Loan	— %	(p)	08/19/22	6	6,438
Party City Holdings, Inc., Term Loan	— %	(p)	08/19/22	46	45,266
Party City Holdings, Inc., Term Loan	— %	(p)	08/19/22	71	70,219
Party City Holdings, Inc., Term Loan	— %	(p)	08/19/22	130	128,650
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.490%	(c)	03/11/22	245	219,399

					2,234,697

A747

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Software — 0.4%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.851%	(c)	10/02/25	1,052	$1,029,474
Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.851%	(c)	06/13/25	1,075	1,032,538
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	5.749%	(c)	12/01/23	64	63,252
Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	5.749%	(c)	12/01/23	150	147,588
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.986%	(c)	11/01/24	625	632,366

					2,905,218

Telecommunications — 0.2%
Avaya, Inc., Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%	6.772%	(c)	12/15/24	92	91,747
Avaya, Inc., Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%	6.772%	(c)	12/15/24	153	151,725
CenturyLink, Inc., Term Loan	— %	(p)	01/31/25	56	55,113
Cincinnati Bell, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.250%	5.749%	(c)	10/02/24	352	348,561
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.999%	(c)	11/01/24	288	281,277
Securus Technologies Holdings, Inc., Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.749%	(c)	11/01/25	131	130,018
Windstream Services LLC, New Tranche B-6 Term Loan, PRIME + 5.000%	10.500%	(c)	03/29/21	133	132,963

					1,191,404

TOTAL BANK LOANS (cost $37,746,126)					36,414,861

CONVERTIBLE BONDS — 0.1%

Media
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%		02/15/30	390	265,336
Liberty Interactive LLC, Sr. Unsec’d. Notes	4.000%		11/15/29	549	376,065

					641,401

TOTAL CONVERTIBLE BONDS (cost $624,352)					641,401

CORPORATE BONDS — 86.6%

Advertising — 0.1%
Getty Images, Inc., Sr. Unsec’d. Notes, 144A	9.750%		03/01/27	67	67,419
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 – Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)	16.873%	(c)	07/01/24	84	73,233
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.250%		02/15/22	66	66,659
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%		02/15/24	425	436,156

					643,467

Aerospace & Defense — 2.4%
Arconic, Inc., Sr. Unsec’d. Notes	5.900%		02/01/27	475	493,254

A748

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Arconic, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	$706,905
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22	628	633,495
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	923	935,691
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.450%	05/01/34	75	75,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	5,853	6,079,804
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/25	1,272	1,308,570
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	2,414	2,490,162
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	1,900	2,099,499
TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875%	05/15/26	75	74,625
TransDigm, Inc., Gtd. Notes	6.375%	06/15/26	850	841,373
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	450	462,375
TransDigm, Inc., Sr. Sec’d. Notes, 144A	6.250%	03/15/26	927	965,471

				17,166,599

Agriculture — 0.2%
Darling Ingredients, Inc., Sr. Unsec’d. Notes, 144A	5.250%	04/15/27	515	521,759
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	1,225	1,087,555

				1,609,314

Airlines — 0.1%
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%	02/01/24	378	381,667

Apparel — 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	145	143,057
William Carter Co. (The), Gtd. Notes, 144A	5.625%	03/15/27	172	177,805

				320,862

Auto Manufacturers — 1.2%
Allison Transmission, Inc., Gtd. Notes, 144A	5.875%	06/01/29	475	480,344
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	700	548,560
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46	2,600	2,178,458
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.584%	03/18/24	575	583,206
General Motors Co., Sr. Unsec’d. Notes	5.000%	10/01/28	1,475	1,471,180
General Motors Co., Sr. Unsec’d. Notes	5.200%	04/01/45	150	133,243
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	4.500%	10/01/27	820	647,800
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125%	04/15/26	319	319,903
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%	08/01/22	75	70,913
Navistar International Corp., Gtd. Notes, 144A(a)	6.625%	11/01/25	2,325	2,362,781

				8,796,388

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	2,150	1,574,875
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250%	04/01/25	2,270	2,210,412
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/26	2,618	2,526,368

A749

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.500%		04/01/27	1,041	$1,007,480
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	1,075	943,850
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%		04/15/25	175	175,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	2,025	2,065,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	4.875%		03/15/27	332	303,365
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.000%		05/31/26	1,015	967,803
Titan International, Inc., Sr. Sec’d. Notes	6.500%		11/30/23	1,225	1,128,531

					12,903,184

Banks — 0.8%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100%	(ff)	— (rr)	308	325,898
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%		11/21/22	410	445,875
Barclays PLC (United Kingdom), Jr. Sub. Notes	7.750%	(ff)	— (rr)	330	330,561
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.000%	(ff)	— (rr)	200	204,499
Barclays PLC (United Kingdom), Sub. Notes	4.375%		09/11/24	200	199,638
Barclays PLC (United Kingdom), Sub. Notes(a)	4.836%		05/09/28	200	197,843
Barclays PLC (United Kingdom), Sub. Notes	5.200%		05/12/26	420	428,426
CIT Group, Inc., Sr. Unsec’d. Notes	4.750%		02/16/24	201	208,538
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/07/25	329	350,072
CIT Group, Inc., Sub. Notes(a)	6.125%		03/09/28	1,974	2,196,076
Citigroup, Inc., Series R, Jr. Sub. Notes	6.125%	(ff)	— (rr)	370	377,399
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes(a)	7.500%	(ff)	— (rr)	280	285,250
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	(ff)	— (rr)	225	239,625
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	250	266,863

					6,056,563

Beverages — 0.1%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	800	807,000

Biotechnology — 0.1%
Advanz Pharma Corp. (Canada), Sr. Sec’d. Notes	8.000%		09/06/24	538	505,720

Building Materials — 1.8%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	1,040	1,065,481
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%		05/05/25	1,287	1,332,045
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750%		04/16/26	792	861,150
Griffon Corp., Gtd. Notes	5.250%		03/01/22	1,950	1,918,313
Masonite International Corp., Gtd. Notes, 144A	5.750%		09/15/26	625	637,500
NCI Building Systems, Inc., Gtd. Notes, 144A(a)	8.000%		04/15/26	1,500	1,347,030
PGT Escrow Issuer, Inc., Sr. Unsec’d. Notes, 144A	6.750%		08/01/26	235	243,813
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750%		01/15/28	1,795	1,714,225

A750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	745	$760,534
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(a)	5.125%	06/01/25	912	877,800
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500%	03/15/27	370	373,700
US Concrete, Inc., Gtd. Notes(a)	6.375%	06/01/24	2,100	2,126,250

				13,257,841

Chemicals — 2.7%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, Cash coupon 8.750% or PIK 9.500%, 144A(a)	8.750%	06/01/23	1,400	1,361,499
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	651,375
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,550	1,604,249
Chemours Co. (The), Gtd. Notes(a)	5.375%	05/15/27	280	278,160
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	560	589,398
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750%	08/15/24	880	827,200
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	1,818	1,904,355
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	1,880	648,600
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	440	368,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,095	1,073,100
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	1,950	1,913,438
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	1,910	1,690,350
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000%	10/01/26	725	730,438
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	1,575	1,551,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Gtd. Notes, 144A	5.375%	09/01/25	533	505,018
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750%	10/01/25	1,031	953,675
Tronox, Inc., Gtd. Notes, 144A(a)	6.500%	04/15/26	1,985	1,894,484
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(a)	5.750%	07/15/25	1,403	1,227,625

				19,772,839

Coal — 0.1%
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	135,005
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/01/24	404	421,928

				556,933

Commercial Services — 4.0%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	12.000%	12/15/22	544	511,359
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	710	654,088
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.250%	03/15/25	572	549,119
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%	04/01/24	212	215,445
Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	260	250,899
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	05/15/25	2,125	2,018,750
Hertz Corp. (The), Gtd. Notes(a)	7.375%	01/15/21	275	274,656

A751

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Hertz Corp. (The), Gtd. Notes, 144A	5.500%	10/15/24	261	$218,914
Hertz Corp. (The), Sec’d. Notes, 144A	7.625%	06/01/22	93	95,186
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	3,360	3,645,600
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A(a)	5.000%	02/01/25	451	433,524
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	1,324	1,307,450
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A(a)	9.250%	05/15/23	1,397	1,466,850
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/24	656	656,000
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Sec’d. Notes, 144A	5.750%	04/15/26	680	680,143
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250%	11/15/26	3,796	3,724,825
Refinitiv US Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/26	138	139,898
Sotheby’s, Gtd. Notes, 144A	4.875%	12/15/25	400	388,500
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	1,067	868,271
United Rentals North America, Inc., Gtd. Notes	4.625%	10/15/25	285	281,438
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	4,075	3,963,753
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	25	25,563
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,625	1,641,250
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,555	2,641,231
United Rentals North America, Inc., Gtd. Notes	6.500%	12/15/26	1,486	1,564,015
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750%	08/15/26	1,216	1,212,960

				29,429,687

Computers — 1.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750%	09/01/26	3,423	3,320,308
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	253	252,368
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	616	627,547
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	510	540,779
Diebold Nixdorf, Inc., Gtd. Notes	8.500%	04/15/24	757	673,730
Everi Payments, Inc., Gtd. Notes, 144A	7.500%	12/15/25	1,025	1,066,000
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	1,010	1,028,433
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	282,232
West Corp., Gtd. Notes, 144A	8.500%	10/15/25	3,320	2,855,200
Western Digital Corp., Gtd. Notes(a)	4.750%	02/15/26	588	561,540

				11,208,137

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Gtd. Notes	6.250%	08/01/24	408	211,140

Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	775	765,313
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	1,455	1,440,450
H&E Equipment Services, Inc., Gtd. Notes	5.625%	09/01/25	1,655	1,650,863

				3,856,626

A752

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services — 2.8%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22	750	$758,438
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	390	484,088
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		03/30/25	21	21,315
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	879	924,049
Ally Financial, Inc., Sub. Notes	5.750%		11/20/25	245	260,952
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	478	470,829
Credit Acceptance Corp., Gtd. Notes, 144A	6.625%		03/15/26	262	266,349
Curo Group Holdings Corp., Sr. Sec’d. Notes, 144A(a)	8.250%		09/01/25	567	486,203
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.850%	(cc)	12/21/65	1,706	1,339,210
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		03/15/22	229	232,435
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		10/01/25	218	209,280
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	1,695	1,716,696
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125%		07/15/23	293	301,790
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125%		07/15/26	5,337	5,417,055
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	472	472,000
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	980	983,430
Springleaf Finance Corp., Gtd. Notes	5.625%		03/15/23	885	897,169
Springleaf Finance Corp., Gtd. Notes	6.875%		03/15/25	1,745	1,799,531
Springleaf Finance Corp., Gtd. Notes	7.125%		03/15/26	2,306	2,347,785
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A	6.750%		06/01/25	825	831,188
Travelport Corporate Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		03/15/26	174	187,920

					20,407,712

Electric — 2.7%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	390	404,625
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%		06/01/26	775	771,125
Calpine Corp., Sr. Unsec’d. Notes	5.375%		01/15/23	925	926,156
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	3,105	3,085,594
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%		01/15/25	4,225	4,203,874
Clearway Energy Operating LLC, Gtd. Notes	5.000%		09/15/26	360	342,900
Clearway Energy Operating LLC, Gtd. Notes, 144A(a)	5.750%		10/15/25	70	70,263
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%	9.392%	(c)	12/01/23	1,544	1,532,355
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Gtd. Notes, 144A	9.000%		12/01/23	500	505,000
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, Cash coupon 13.000% or PIK N/A, 144A	13.000%		06/01/24	606	605,674
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.250%		09/15/24	70	69,475
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.500%		09/15/27	275	268,125
NRG Energy, Inc., Gtd. Notes(a)	5.750%		01/15/28	775	821,500
NRG Energy, Inc., Gtd. Notes	6.625%		01/15/27	773	831,941
NRG Energy, Inc., Gtd. Notes	7.250%		05/15/26	1,000	1,100,190
Talen Energy Supply LLC, Gtd. Notes	6.500%		06/01/25	825	726,000

A753

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Terraform Global Operating LLC, Gtd. Notes, 144A	6.125%	03/01/26	145	$141,375
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	— %	12/30/19	3,975	9,937
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	— %	10/10/99	6,875	20,624
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	400	423,008
Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	5.500%	09/01/26	551	573,040
Vistra Operations Co. LLC, Sr. Unsec’d. Notes, 144A(a)	5.625%	02/15/27	2,325	2,418,000

				19,850,781

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc., Gtd. Notes	5.375%	06/15/24	324	328,050

Electronics — 0.2%
ADT Security Corp. (The), Sr. Sec’d. Notes(a)	4.125%	06/15/23	534	515,043
Itron, Inc., Gtd. Notes, 144A(a)	5.000%	01/15/26	525	516,469
Sensata Technologies BV, Gtd. Notes, 144A	5.625%	11/01/24	450	479,250

				1,510,762

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A	4.250%	01/31/23	418	412,980
TerraForm Power Operating LLC, Gtd. Notes, 144A	5.000%	01/31/28	205	197,825

				610,805

Engineering & Construction — 0.9%
AECOM, Gtd. Notes	5.125%	03/15/27	2,316	2,237,835
AECOM, Gtd. Notes	5.875%	10/15/24	525	553,219
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	651	654,255
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A(a)	10.000%	07/15/23	750	806,250
TopBuild Corp., Gtd. Notes, 144A	5.625%	05/01/26	1,775	1,748,375
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%	05/01/25	587	584,875

				6,584,809

Entertainment — 3.8%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750%	06/15/25	949	887,124
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	3,265	2,946,662
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	6.125%	05/15/27	315	284,681
Boyne USA, Inc., Sec’d. Notes, 144A	7.250%	05/01/25	470	502,899
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250%	10/15/25	3,425	3,298,685
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%	03/15/22	294	301,718
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	349,359
Churchill Downs, Inc., Gtd. Notes, 144A	4.750%	01/15/28	520	494,649
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	231	234,881
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	02/15/23	967	999,636
Eldorado Resorts, Inc., Gtd. Notes(a)	6.000%	04/01/25	447	452,588
Eldorado Resorts, Inc., Gtd. Notes	6.000%	09/15/26	149	151,235
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	335	350,547

A754

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Enterprise Development Authority (The), Sr. Sec’d. Notes, 144A	12.000%		07/15/24		1,195	$1,212,925
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%		03/01/24		902	941,463
International Game Technology PLC, Sr. Sec’d. Notes, 144A(a)	6.250%		01/15/27		725	743,125
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%		02/15/25		1,550	1,612,000
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%		02/01/24		775	811,813
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%		08/15/26		1,365	1,255,800
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%		01/15/27		1,453	1,413,043
Scientific Games International, Inc., Gtd. Notes	6.250%		09/01/20		275	275,000
Scientific Games International, Inc., Gtd. Notes	6.625%		05/15/21		1,750	1,763,125
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		3,153	3,313,330
Scientific Games International, Inc., Gtd. Notes, 144A	8.250%		03/15/26		1,600	1,633,040
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000%		10/15/25		575	563,500
WMG Acquisition Corp., Gtd. Notes, 144A	5.500%		04/15/26		550	564,438
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%		11/01/24		71	71,888

						27,429,154

Environmental Control — 0.0%
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		03/01/24		230	235,750
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%		07/01/25		85	86,488

						322,238

Foods — 2.6%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes	5.750%		03/15/25		1,050	996,187
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes	6.625%		06/15/24		1,931	1,950,309
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	7.500%		03/15/26		242	248,958
B&G Foods, Inc., Gtd. Notes(a)	5.250%		04/01/25		822	788,092
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%		06/15/25		315	278,775
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%		06/15/25		2,857	2,928,425
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.875%		07/15/24		2,228	2,289,271
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750%		02/15/28		475	491,625
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%		06/01/26		625	542,188
New Albertsons LP, Sr. Unsec’d. Notes	7.750%		06/15/26		65	59,149
New Albertsons LP, Sr. Unsec’d. Notes	8.000%		05/01/31		190	171,238
New Albertsons LP, Sr. Unsec’d. Notes(a)	8.700%		05/01/30		1,165	1,071,799
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500%		11/30/24	EUR	100	105,010
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000%	3.000%	(c)	11/30/23	EUR	600	657,405
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%		03/15/25		970	979,700
Pilgrim’s Pride Corp., Gtd. Notes, 144A(a)	5.875%		09/30/27		2,598	2,617,485
Post Holdings, Inc., Gtd. Notes, 144A	5.000%		08/15/26		665	646,713

A755

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Post Holdings, Inc., Gtd. Notes, 144A(a)	5.625%	01/15/28	1,800	$1,786,500

				18,608,829

Forest Products & Paper — 0.1%
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	631	586,830

Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	1,378	1,372,833
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	925	940,031
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	1,133	1,118,838
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	998	996,753

				4,428,455

Hand/Machine Tools — 0.1%
Colfax Corp., Gtd. Notes, 144A	6.000%	02/15/24	422	439,408
Colfax Corp., Gtd. Notes, 144A	6.375%	02/15/26	79	84,085

				523,493

Healthcare-Products — 0.2%
Hill-Rom Holdings, Inc., Gtd. Notes, 144A	5.750%	09/01/23	13	13,406
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,120	1,653,600
Teleflex, Inc., Gtd. Notes	5.250%	06/15/24	130	133,007

				1,800,013

Healthcare-Services — 5.2%
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	1,519	1,556,974
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.875%	01/15/26	273	270,269
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	203	207,059
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	305	309,575
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	645	675,831
Centene Corp., Sr. Unsec’d. Notes, 144A(a)	5.375%	06/01/26	159	165,956
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	800	531,999
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125%	06/30/24	1,027	765,423
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	603	592,809
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	553	520,318
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	03/15/26	413	396,479
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	8.625%	01/15/24	310	310,388
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	960	919,920
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	783	773,213
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	75	76,406
Encompass Health Corp., Gtd. Notes	5.750%	11/01/24	55	55,688
Envision Healthcare Corp., Gtd. Notes, 144A(a)	8.750%	10/15/26	957	852,926
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500%	05/01/26	850	785,188

A756

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	390	$409,832
HCA, Inc., Gtd. Notes	5.375%	02/01/25	3,894	4,127,640
HCA, Inc., Gtd. Notes(a)	5.375%	09/01/26	200	210,750
HCA, Inc., Gtd. Notes	5.625%	09/01/28	409	432,518
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,090	1,162,213
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	985	1,063,800
HCA, Inc., Gtd. Notes	5.875%	02/01/29	736	793,003
HCA, Inc., Gtd. Notes	7.500%	02/15/22	610	672,708
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	836,250
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250%	01/15/27	2,050	2,070,500
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,138	1,135,155
Polaris Intermediate Corp., Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A	8.500%	12/01/22	555	547,508
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	2,150	2,230,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750%	07/01/25	950	859,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	10.000%	04/15/27	800	812,000
Tenet Healthcare Corp., Sec’d. Notes(a)	5.125%	05/01/25	1,127	1,132,691
Tenet Healthcare Corp., Sec’d. Notes, 144A	6.250%	02/01/27	1,520	1,577,837
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	345	351,003
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	465	471,975
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.625%	07/15/24	751	752,164
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	625	643,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	7.000%	08/01/25	250	252,735
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	4,966	5,342,671

				37,655,499

Home Builders — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	1,200	1,091,999
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875%	04/01/27	925	943,499
Beazer Homes USA, Inc., Gtd. Notes(a)	5.875%	10/15/27	625	545,313
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	1,400	1,324,749
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	66	63,195
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	600	575,999
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	175	175,875
KB Home, Gtd. Notes	6.875%	06/15/27	900	927,000
KB Home, Gtd. Notes	7.500%	09/15/22	250	273,125
Lennar Corp., Gtd. Notes	4.500%	04/30/24	320	324,800
Lennar Corp., Gtd. Notes	4.750%	05/30/25	400	408,000
Lennar Corp., Gtd. Notes	4.750%	11/29/27	25	25,012
Lennar Corp., Gtd. Notes	5.250%	06/01/26	275	282,906
Lennar Corp., Gtd. Notes	5.875%	11/15/24	411	436,174
M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	450	430,875
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	912,375
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	1,390	1,364,355
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	600	612,000
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	975	945,458
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,900	1,995,000
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	966	869,400
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27	425	421,813

A757

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	450	$432,000
Taylor Morrison Communities, Inc., Gtd. Notes	6.625%	05/15/22	525	544,031
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	225	222,127
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	1,150	1,170,125
Toll Brothers Finance Corp., Gtd. Notes	5.625%	01/15/24	240	252,000
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	1,300	1,228,500
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,675	1,679,188

				20,476,893

Home Furnishings — 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26	2,031	2,032,259
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625%	10/15/23	622	632,885

				2,665,144

Household Products/Wares — 0.4%
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A	9.000%	08/15/23	274	235,640
Spectrum Brands, Inc., Gtd. Notes(a)	5.750%	07/15/25	1,920	1,934,400
Spectrum Brands, Inc., Gtd. Notes	6.125%	12/15/24	443	447,430

				2,617,470

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	825	812,625

Insurance — 0.2%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	479	495,765
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.500%	05/01/25	246	246,923
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/15/37	285	326,325
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	109	107,365

				1,176,378

Internet — 0.8%
Netflix, Inc., Sr. Unsec’d. Notes(a)	4.375%	11/15/26	77	75,556
Netflix, Inc., Sr. Unsec’d. Notes	4.875%	04/15/28	345	341,550
Netflix, Inc., Sr. Unsec’d. Notes	5.750%	03/01/24	21	22,488
Netflix, Inc., Sr. Unsec’d. Notes	5.875%	02/15/25	144	155,614
Netflix, Inc., Sr. Unsec’d. Notes, 144A	5.875%	11/15/28	213	224,981
Symantec Corp., Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	530	530,792
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	760	769,501
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	3,567	3,559,153

				5,679,635

Iron/Steel — 0.7%
AK Steel Corp., Gtd. Notes(a)	6.375%	10/15/25	284	235,719
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	952	797,585
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	7.250%	09/01/25	160	167,247
Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750%	03/01/25	1,834	1,756,056
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	4.875%	01/15/24	165	162,938
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	127	127,318
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	174,213

A758

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Steel Dynamics, Inc., Gtd. Notes	4.125%	09/15/25	145	$141,738
Steel Dynamics, Inc., Gtd. Notes	5.000%	12/15/26	245	250,206
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	135	137,194
United States Steel Corp., Sr. Unsec’d. Notes	6.250%	03/15/26	1,200	1,119,001

				5,069,215

Leisure Time — 0.1%
Constellation Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	8.500%	09/15/25	363	331,601
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	128	129,920
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	151	146,848

				608,369

Lodging — 0.7%
Boyd Gaming Corp., Gtd. Notes	6.000%	08/15/26	762	781,048
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	278	287,729
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	299	310,586
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes	6.125%	12/01/24	289	299,838
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	325	324,188
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	975	1,045,688
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	445	458,350
Marriott Ownership Resorts, Inc./ILG LLC, Gtd. Notes, 144A	6.500%	09/15/26	527	552,138
MGM Resorts International, Gtd. Notes(a)	4.625%	09/01/26	295	286,888
MGM Resorts International, Gtd. Notes(a)	5.750%	06/15/25	677	700,695
Wyndham Destinations, Inc., Sr. Sec’d. Notes	4.250%	03/01/22	28	28,021
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.400%	04/01/24	125	126,875
Wyndham Destinations, Inc., Sr. Sec’d. Notes	5.750%	04/01/27	139	137,874
Wyndham Destinations, Inc., Sr. Sec’d. Notes	6.350%	10/01/25	108	112,860

				5,452,778

Machinery-Construction & Mining — 0.2%
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A(a)	9.250%	10/15/24	1,427	1,419,865

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	756	781,516
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	1,825	1,961,875
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875%	12/15/25	400	395,000
Tennant Co., Gtd. Notes	5.625%	05/01/25	320	322,400

				3,460,791

Media — 8.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	6.625%	02/15/23	500	511,249
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	270	266,489
Altice Luxembourg SA (Luxembourg), Gtd. Notes, 144A(a)	7.625%	02/15/25	275	241,313
Altice SA (Luxembourg), Gtd. Notes, 144A(a)	7.750%	05/15/22	2,100	2,099,998
AMC Networks, Inc., Gtd. Notes	4.750%	08/01/25	823	816,827
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	440	442,155
Cablevision Systems Corp., Sr. Unsec’d. Notes	5.875%	09/15/22	200	208,999

A759

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20	1,137	$1,188,164
CBS Radio, Inc., Gtd. Notes, 144A(a)	7.250%	11/01/24	355	353,225
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	260	264,549
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	2,804	2,765,164
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	449	451,806
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	590	609,175
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	1,641	1,716,896
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	1,181	1,234,275
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	2,400	2,490,719
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	1,649	1,688,163
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%	11/15/22	249	254,291
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250%	02/15/24	5,929	6,284,740
CSC Holdings LLC, Gtd. Notes, 144A	5.375%	07/15/23	635	646,906
CSC Holdings LLC, Gtd. Notes, 144A	5.375%	02/01/28	575	576,438
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	05/15/26	320	328,895
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	617	630,050
CSC Holdings LLC, Gtd. Notes, 144A	6.500%	02/01/29	1,270	1,352,550
CSC Holdings LLC, Gtd. Notes, 144A	6.625%	10/15/25	800	848,000
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	1,710	1,712,138
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	1,685	1,687,106
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500%	04/01/28	2,685	2,877,111
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	7.750%	07/15/25	500	536,249
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23	306	275,400
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	179	173,236
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	1,035	869,400
DISH DBS Corp., Gtd. Notes(a)	6.750%	06/01/21	1,294	1,334,114
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	7,730	6,725,100
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	250	251,013
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875%	07/15/26	1,028	1,046,196
Gray Television, Inc., Sr. Unsec’d. Notes, 144A	7.000%	05/15/27	815	865,938
iHeartCommunications, Inc., Sr. Sec’d. Notes(d)	9.000%	12/15/19	188	133,479
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,320	1,339,800
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	993	1,035,203
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625%	02/15/25	150	144,750
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	1,600	1,584,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	525	502,688
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	272	274,380
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	578	582,335
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	295	298,319
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.000%	08/01/27	318	318,191
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	290	297,613
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	07/15/26	160	163,448
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	165	170,981

A760

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
TEGNA, Inc., Gtd. Notes	6.375%		10/15/23	205	$211,663
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%		05/15/23	1,325	1,254,609
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125%		02/15/25	1,447	1,347,519
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%		09/15/22	380	385,700
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25	155	157,325
Viacom, Inc., Jr. Sub. Notes(a)	5.875%	(ff)	02/28/57	842	816,740
Viacom, Inc., Jr. Sub. Notes	6.250%	(ff)	02/28/57	444	445,110
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	265	276,594
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%		01/15/25	198	201,218
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%		01/15/26	400	402,500
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%		01/15/27	550	528,000
Ziggo BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%		01/15/27	600	592,500

					60,088,702

Metal Fabricate/Hardware — 0.4%
Novelis Corp., Gtd. Notes, 144A	5.875%		09/30/26	2,165	2,156,882
Novelis Corp., Gtd. Notes, 144A	6.250%		08/15/24	335	342,538
TriMas Corp., Gtd. Notes, 144A	4.875%		10/15/25	500	492,500

					2,991,920

Mining — 1.7%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%		09/30/24	537	567,878
Coeur Mining, Inc., Gtd. Notes	5.875%		06/01/24	166	159,775
Constellium NV, Gtd. Notes, 144A	5.875%		02/15/26	950	932,781
Constellium NV, Gtd. Notes, 144A(a)	6.625%		03/01/25	1,448	1,476,960
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.500%		03/01/24	1,210	1,132,863
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%		04/01/25	1,425	1,364,438
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%		05/15/22	201	201,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	5.125%		05/15/24	179	179,448
Freeport-McMoRan, Inc., Gtd. Notes	3.550%		03/01/22	65	64,269
Freeport-McMoRan, Inc., Gtd. Notes	3.875%		03/15/23	1,940	1,912,084
Freeport-McMoRan, Inc., Gtd. Notes	4.000%		11/14/21	293	294,465
Freeport-McMoRan, Inc., Gtd. Notes	4.550%		11/14/24	800	788,000
Freeport-McMoRan, Inc., Gtd. Notes	5.400%		11/14/34	312	283,920
Freeport-McMoRan, Inc., Gtd. Notes	5.450%		03/15/43	713	623,882
Hecla Mining Co., Gtd. Notes	6.875%		05/01/21	543	543,000
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%		01/15/23	210	217,350
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.625%		01/15/25	160	164,200
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%		04/15/25	1,105	1,118,813
Kaiser Aluminum Corp., Gtd. Notes	5.875%		05/15/24	140	143,850
Northwest Acquisitions ULC/Dominion Finco, Inc., Sec’d. Notes, 144A	7.125%		11/01/22	164	144,320

					12,313,296

A761

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing — 0.1%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875%	11/01/24	1,040	$967,200

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/23	220	224,675
Xerox Corp., Sr. Unsec’d. Notes	4.125%	03/15/23	413	402,435

				627,110

Oil & Gas — 8.2%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.875%	03/31/25	153	160,076
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24	4,400	1,627,999
Antero Resources Corp., Gtd. Notes(a)	5.000%	03/01/25	525	515,813
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	495	497,624
Antero Resources Corp., Gtd. Notes(a)	5.625%	06/01/23	1,848	1,873,410
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	7.000%	11/01/26	1,775	1,706,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000%	04/01/22	1,911	2,093,118
Baytex Energy Corp. (Canada), Gtd. Notes, 144A.	5.625%	06/01/24	109	101,234
Bruin E&P Partners LLC, Sr. Unsec’d. Notes, 144A	8.875%	08/01/23	91	87,133
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	451	354,170
Callon Petroleum Co., Gtd. Notes	6.125%	10/01/24	21	21,105
Carrizo Oil & Gas, Inc., Gtd. Notes	6.250%	04/15/23	225	221,344
Centennial Resource Production LLC, Gtd. Notes, 144A(a)	5.375%	01/15/26	425	407,469
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	01/15/25	507	517,139
Chesapeake Energy Corp., Gtd. Notes(a)	8.000%	06/15/27	4,808	4,735,880
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	4,275	4,382,730
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	353	350,794
CNX Resources Corp., Gtd. Notes	5.875%	04/15/22	1,271	1,267,823
Comstock Resources, Inc., Escrow Shares, Gtd. Notes, 144A	9.750%	08/15/26	140	128,800
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	1,700	1,632,000
Denbury Resources, Inc., Sec’d. Notes, 144A	7.500%	02/15/24	108	92,205
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	250	243,125
Denbury Resources, Inc., Sec’d. Notes, 144A	9.250%	03/31/22	250	241,250
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	5.700%	10/15/39	166	111,635
Diamond Offshore Drilling, Inc., Sr. Unsec’d Notes(a)	7.875%	08/15/25	362	349,330
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28	1,100	1,152,250
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	109	84,508
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	416	267,280
Ensco PLC, Sr. Unsec’d. Notes	7.750%	02/01/26	227	191,531
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A	9.375%	05/01/24	674	239,270
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	7.750%	05/15/26	425	345,313
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/29/24	411	228,105
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625%	02/01/26	2,121	1,627,868
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	1,495	1,248,325

A762

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Gulfport Energy Corp., Gtd. Notes	6.375%	01/15/26	152	$134,520
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	399	388,147
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,475	1,449,188
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250%	11/01/28	713	714,783
Matador Resources Co., Gtd. Notes	5.875%	09/15/26	197	196,508
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	4,225	3,908,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,153	1,075,173
Nabors Industries, Inc., Gtd. Notes(a)	5.750%	02/01/25	2,288	2,050,574
Noble Holding International Ltd., Gtd. Notes	5.250%	03/15/42	177	106,200
Noble Holding International Ltd., Gtd. Notes	6.200%	08/01/40	232	146,740
Noble Holding International Ltd., Gtd. Notes	7.950%	04/01/25	62	53,630
Noble Holding International Ltd., Gtd. Notes, 144A(a)	7.875%	02/01/26	288	267,120
Northern Oil and Gas, Inc., Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%	9.500%	05/15/23	454	469,867
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	254	256,540
Oasis Petroleum, Inc., Gtd. Notes, 144A(a)	6.250%	05/01/26	400	381,000
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	7.000%	11/15/23	200	205,700
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	7.250%	06/15/25	275	282,288
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	39	36,465
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125%	01/15/26	1,373	1,361,415
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	97	91,423
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	160	156,400
QEP Resources, Inc., Sr. Unsec’d. Notes	5.625%	03/01/26	245	221,725
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	100	92,750
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	375	367,500
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	1,665	1,681,650
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A.	5.375%	09/30/25	173	169,108
Shelf Drilling Holdings Ltd. (United Arab Emirates), Gtd. Notes, 144A	8.250%	02/15/25	966	917,700
SM Energy Co., Sr. Unsec’d. Notes(a)	6.625%	01/15/27	253	240,350
SM Energy Co., Sr. Unsec’d. Notes(a)	6.750%	09/15/26	217	208,049
Southwestern Energy Co., Gtd. Notes	6.200%	01/23/25	63	61,898
Southwestern Energy Co., Gtd. Notes	7.500%	04/01/26	219	223,380
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.875%	01/15/23	662	672,526
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	02/15/26	1,247	1,234,530
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.875%	03/15/28	114	113,146
Sunoco LP/Sunoco Finance Corp., Sr. Unsec’d. Notes, 144A	6.000%	04/15/27	467	469,195
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125%	08/01/25	598	605,663
Transocean Poseidon Ltd., Sr. Sec’d. Notes, 144A	6.875%	02/01/27	195	202,800
Transocean, Inc., Gtd. Notes	6.800%	03/15/38	465	360,375
Transocean, Inc., Gtd. Notes	7.500%	04/15/31	420	359,100
Transocean, Inc., Gtd. Notes	9.350%	12/15/41	292	273,385
Transocean, Inc., Gtd. Notes, 144A	7.250%	11/01/25	2,215	2,192,850
Transocean, Inc., Gtd. Notes, 144A	7.500%	01/15/26	1,279	1,263,013
Transocean, Inc., Gtd. Notes, 144A	9.000%	07/15/23	243	259,099
Tullow Oil PLC (Ghana), Gtd. Notes, 144A	7.000%	03/01/25	379	381,255
Ultra Resources, Inc., Sec’d. Notes	11.000%	07/12/24	1,265	740,025

A763

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Unit Corp., Gtd. Notes	6.625%	05/15/21	264	$253,440
W&T Offshore, Inc., Sec’d. Notes, 144A	9.750%	11/01/23	510	508,088
Whiting Petroleum Corp., Gtd. Notes(a)	6.625%	01/15/26	318	311,640
WPX Energy, Inc., Sr. Unsec’d. Notes	5.750%	06/01/26	450	456,750
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	800	830,000
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	900	1,012,500

				59,519,171

Oil & Gas Services — 0.3%
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	115	21,563
CSI Compressco LP/CSI Compressco Finance, Inc., Sr. Sec’d. Notes, 144A	7.500%	04/01/25	310	296,049
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	283	243,380
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750%	11/01/23	425	438,813
SESI LLC, Gtd. Notes	7.125%	12/15/21	35	31,369
SESI LLC, Gtd. Notes	7.750%	09/15/24	240	198,600
Telford Offshore Ltd. (United Arab Emirates), Series B, Sr. Sec’d. Notes, Cash coupon 1.000% or PIK 13.000%	14.000%	02/12/24	501	240,709
Transocean Phoenix 2 Ltd., Sr. Sec’d. Notes, 144A	7.750%	10/15/24	110	116,196
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	87	89,489
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes	6.875%	04/01/26	119	122,124
USA Compression Partners LP/USA Compression Finance Corp., Sr. Unsec’d. Notes, 144A	6.875%	09/01/27	38	38,618
Weatherford International LLC, Gtd. Notes	6.800%	06/15/37	2	1,130
Weatherford International LLC, Gtd. Notes	9.875%	03/01/25	104	73,580
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	360	201,492
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	129	72,885
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	141	79,313
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	19	10,830
Weatherford International Ltd., Gtd. Notes	8.250%	06/15/23	47	33,253

				2,309,393

Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	2,600	2,590,249
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, Cash coupon 8.750% or PIK 8.750%, 144A	8.750%	01/31/23	968	914,751
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	700	699,999
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	2,600	2,738,970
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	200	201,249
Berry Global, Inc., Sec’d. Notes(a)	5.125%	07/15/23	385	391,372
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	210	208,487
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes	4.750%	02/01/26	81	81,389
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	135,610
Greif, Inc., Gtd. Notes, 144A	6.500%	03/01/27	259	264,828

A764

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Intertape Polymer Group, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000%		10/15/26	253	$259,325
OI European Group BV, Gtd. Notes, 144A	4.000%		03/15/23	260	255,125
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%		01/15/25	200	203,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375%		08/15/25	339	356,798
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A(a)	7.000%		07/15/24	500	515,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%		10/15/20	296	295,947
Sealed Air Corp., Gtd. Notes, 144A	5.125%		12/01/24	120	124,315

					10,236,977

Pharmaceuticals — 1.4%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%		01/31/27	855	906,300
Bausch Health Americas, Inc., Gtd. Notes, 144A	9.250%		04/01/26	698	763,821
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.625%		12/01/21	215	215,043
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.875%		05/15/23	1,261	1,276,763
Bausch Health Cos., Inc., Gtd. Notes, 144A	6.125%		04/15/25	1,579	1,563,210
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	9.000%		12/15/25	610	662,643
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(a)	5.500%		11/01/25	229	233,866
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	5.750%		08/15/27	284	291,186
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(a)	7.000%		03/15/24	247	261,326
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23	1,200	924,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		02/01/25	661	478,088
NVA Holdings, Inc., Gtd. Notes, 144A	6.875%		04/01/26	2,130	2,106,038
Par Pharmaceutical, Inc., Sr. Sec’d. Notes, 144A	7.500%		04/01/27	156	158,184

					9,840,468

Pipelines — 3.1%
Andeavor Logistics LP, Series A, Jr. Sub. Notes	6.875%	(ff)	— (rr)	480	482,399
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%		09/15/24	700	705,459
Buckeye Partners LP, Jr. Sub. Notes	6.375%	(ff)	01/22/78	545	483,688
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%		03/31/25	816	887,399
Cheniere Energy Partners LP, Gtd. Notes, 144A	5.625%		10/01/26	225	230,625
Cheniere Energy Partners LP, Sr. Sec’d. Notes	5.250%		10/01/25	235	240,288
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500%		03/15/26	880	851,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	5.750%		04/01/25	431	441,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%		04/01/23	25	25,625
DCP Midstream LP, Series A, Jr. Sub. Notes	7.375%	(ff)	— (rr)	481	471,981
DCP Midstream Operating LP, Gtd. Notes(a)	3.875%		03/15/23	643	639,785
DCP Midstream Operating LP, Gtd. Notes	5.600%		04/01/44	350	332,500
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%		11/03/36	600	615,000
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%		09/15/37	390	401,700

A765

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes	6.750%		05/15/25	710	$702,900
Energy Transfer Operating LP, Gtd. Notes	5.875%		01/15/24	232	253,241
Energy Transfer Operating LP, Series B, Jr. Sub. Notes	6.625%	(ff)	— (rr)	482	458,213
EnLink Midstream Partners LP, Series C, Jr. Sub. Notes	6.000%	(ff)	— (rr)	505	417,888
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	276	265,650
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400%		04/01/24	219	216,810
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.850%		07/15/26	130	129,051
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%		04/01/44	185	165,575
Enterprise Products Operating LLC, Series D, Gtd. Notes	4.875%	(ff)	08/16/77	177	164,088
Enterprise Products Operating LLC, Gtd. Notes	5.375%	(ff)	02/15/78	338	301,513
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%		06/15/24	214	205,440
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	381	383,858
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%		08/01/22	125	127,969
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%		08/01/24	319	329,208
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%		02/15/21	615	596,550
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%		12/15/37	1,068	1,281,600
NuStar Logistics LP, Gtd. Notes	5.625%		04/28/27	395	394,506
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%		05/15/23	226	229,955
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%		04/15/40	2,175	2,334,362
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	7.500%		07/15/38	350	392,770
SemGroup Corp., Gtd. Notes	6.375%		03/15/25	95	89,300
SemGroup Corp., Gtd. Notes	7.250%		03/15/26	435	421,950
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%		07/15/22	140	138,425
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%		11/15/23	331	310,842
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.500%		08/15/22	293	290,070
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%		04/15/25	336	316,680
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%		09/15/24	100	102,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%		01/15/28	2,150	2,155,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.000%		01/15/28	245	241,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%		02/01/25	99	100,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%		05/01/23	649	660,643

A766

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375%	02/01/27	65	$66,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	900	942,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.875%	04/15/26	147	155,379
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.500%	07/15/27	72	77,670
TransMontaigne Partners LP/TLP Finance Corp., Gtd. Notes	6.125%	02/15/26	213	200,220

				22,432,273

Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	761	770,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.375%	12/15/25	92	94,185
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	173,055

				1,037,753

Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875%	11/15/25	975	933,563
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750%	12/01/25	1,200	1,203,000
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375%	03/15/25	400	399,468
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250%	02/15/26	1,825	1,701,813
Kennedy-Wilson, Inc., Gtd. Notes	5.875%	04/01/24	243	241,481

				4,479,325

Real Estate Investment Trusts (REITs) — 1.0%
Equinix, Inc., Sr. Unsec’d. Notes(a)	5.375%	05/15/27	535	561,911
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	262,309
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	230	228,466
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	800	835,920
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	690	696,900
Iron Mountain, Inc., Gtd. Notes, 144A(a)	4.875%	09/15/27	348	334,080
Iron Mountain, Inc., Gtd. Notes, 144A	5.250%	03/15/28	189	182,621
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	1,500	1,410,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A(a)	5.750%	02/01/27	243	251,505
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	950	966,625
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,080,188
Sabra Health Care LP, Gtd. Notes	5.125%	08/15/26	425	416,038

				7,226,563

Retail — 3.9%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	500	519,999

A767

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/25	1,275	$1,204,875
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	900	882,017
CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	2,500	2,299,999
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	153	159,120
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	650	567,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	657,188
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	872,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20	1,875	1,415,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,025	773,875
Golden Nugget, Inc., Gtd. Notes, 144A	8.750%	10/01/25	1,400	1,470,000
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	1,475	1,482,375
IRB Holding Corp., Gtd. Notes, 144A	6.750%	02/15/26	978	919,320
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	3,465	2,910,600
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	767	406,510
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.625%	08/01/26	457	454,715
Penske Automotive Group, Inc., Gtd. Notes(a)	5.500%	05/15/26	907	893,395
PetSmart, Inc., Gtd. Notes, 144A	7.125%	03/15/23	1,152	858,239
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	2,792	2,338,301
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	3,050	2,516,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	351,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,900	1,890,500
Staples, Inc., Gtd. Notes, 144A(a)	8.500%	09/15/25	891	972,304
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,050	1,022,805
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750%	03/01/25	150	145,125
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	07/15/26	750	762,188

				28,746,700

Semiconductors — 0.2%
Amkor Technology, Inc., Sr. Unsec’d. Notes, 144A	6.625%	09/15/27	242	245,629
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	620	639,288
Qorvo, Inc., Gtd. Notes, 144A	5.500%	07/15/26	409	422,333

				1,307,250

Software — 1.8%
Camelot Finance SA, Gtd. Notes, 144A(a)	7.875%	10/15/24	500	527,499
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	743	763,990
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	51	52,320
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, Gtd. Notes, 144A	10.000%	11/30/24	513	559,170
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125%	05/01/21	4,242	4,237,970
Infor US, Inc., Gtd. Notes(a)	6.500%	05/15/22	3,018	3,059,498

A768

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	499	$508,356
Nuance Communications, Inc., Gtd. Notes	5.625%	12/15/26	490	503,441
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	480	501,600
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	730	650,342
RP Crown Parent LLC, Gtd. Notes, 144A	7.375%	10/15/24	1,125	1,153,125
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	10.500%	03/01/24	337	365,281
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500%	09/30/27	445	449,450

				13,332,042

Telecommunications — 8.5%
Altice SA (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24	289	291,168
Altice SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	2,627	2,574,460
Altice SA (France), Sr. Sec’d. Notes, 144A	8.125%	02/01/27	1,652	1,670,584
Anixter, Inc., Gtd. Notes, 144A	6.000%	12/01/25	775	813,749
Avaya, Inc., Escrow Shares, First Lien(a)(d)^	— %	04/01/19	1,282	128
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	875	877,188
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/25	1,646	1,592,506
CenturyLink, Inc., Series T, Sr. Unsec’d. Notes	5.800%	03/15/22	305	310,719
CenturyLink, Inc., Series W, Sr. Unsec’d. Notes(a)	6.750%	12/01/23	51	53,231
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes(a)	6.875%	01/15/28	281	264,139
CenturyLink, Inc., Series Y, Sr. Unsec’d. Notes(a)	7.500%	04/01/24	259	273,893
CenturyLink, Inc., Series P, Sr. Unsec’d. Notes	7.600%	09/15/39	525	460,688
CenturyLink, Inc., Series U, Sr. Unsec’d. Notes(a)	7.650%	03/15/42	750	658,125
Cincinnati Bell, Inc., Gtd. Notes, 144A(a)	7.000%	07/15/24	637	586,409
Cincinnati Bell, Inc., Sr. Unsec’d. Notes, 144A	8.000%	10/15/25	236	215,349
CommScope Finance LLC, Sr. Sec’d. Notes, 144A	5.500%	03/01/24	229	234,219
CommScope Finance LLC, Sr. Sec’d. Notes, 144A	6.000%	03/01/26	286	295,830
CommScope Finance LLC, Sr. Unsec’d. Notes, 144A	8.250%	03/01/27	992	1,029,200
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	1,937	1,717,499
CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000%	06/15/25	1,773	1,723,711
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	392	383,807
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250%	12/30/22	887	538,853
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/22	838	280,730
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia), Sr. Sec’d. Notes, 144A	8.750%	05/25/24	500	493,750
Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750%	03/01/23	2,420	1,548,800
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(a)	6.000%	04/15/21	330	274,794
DKT Finance ApS (Denmark), Sr. Sec’d. Notes, 144A	9.375%	06/17/23	525	562,013
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	2,405	2,341,869
Frontier Communications Corp., Sec’d. Notes, 144A	8.500%	04/01/26	395	367,350

A769

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	10.500%	09/15/22	131	$99,888
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	834	548,876
Goodman Networks, Inc., Sr. Sec’d. Notes	8.000%	05/11/22	431	211,098
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875%	12/31/24	190	166,250
Hughes Satellite Systems Corp., Gtd. Notes(a)	6.625%	08/01/26	328	321,440
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	158	156,815
Intelsat Connect Finance SA (Luxembourg), Gtd. Notes, 144A(a)	9.500%	02/15/23	864	764,899
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	1,227	1,088,963
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	8.500%	10/15/24	1,216	1,182,560
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	1,571	1,595,037
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	562	585,885
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	68	60,988
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	409	284,255
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	712	710,220
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	309	314,747
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	590	596,638
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	129	137,708
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	1,615	1,675,563
Plantronics, Inc., Gtd. Notes, 144A(a)	5.500%	05/31/23	350	351,750
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	260	234,650
Qwest Corp., Sr. Unsec’d. Notes	6.875%	09/15/33	195	193,961
Sprint Capital Corp., Gtd. Notes(a)	6.875%	11/15/28	1,790	1,720,638
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	3,795	4,004,105
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	849,575
Sprint Corp., Gtd. Notes	7.125%	06/15/24	1,283	1,302,245
Sprint Corp., Gtd. Notes	7.250%	09/15/21	519	544,950
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	4,052	4,133,040
Sprint Corp., Gtd. Notes	7.625%	03/01/26	350	354,725
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,014	1,062,165
Telecom Italia Capital SA (Italy), Gtd. Notes	6.000%	09/30/34	111	102,675
Telecom Italia Capital SA (Italy), Gtd. Notes	6.375%	11/15/33	562	542,330
T-Mobile USA, Inc., Gtd. Notes^	4.500%	02/01/26	529	528,711
T-Mobile USA, Inc., Gtd. Notes^	4.750%	02/01/28	251	248,804
T-Mobile USA, Inc., Gtd. Notes^	5.125%	04/15/25	315	322,481
T-Mobile USA, Inc., Gtd. Notes^	5.375%	04/15/27	207	213,986
T-Mobile USA, Inc., Gtd. Notes^	6.000%	04/15/24	208	216,060
T-Mobile USA, Inc., Gtd. Notes^	6.500%	01/15/24	241	250,339
T-Mobile USA, Inc., Gtd. Notes^	6.500%	01/15/26	627	669,323
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	627	—
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	590	—
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	459	—
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	251	—
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	251	—

A770

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	208	$—
T-Mobile USA. Inc., Escrow Shares, Sr. Unsec’d. Notes	— %	07/09/99	207	—
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	5.000%	01/20/26	7,836	7,132,719
Windstream Services LLC/Windstream Finance Corp., Sec’d. Notes, 144A(a)(d)	9.000%	06/30/25	978	665,040
Windstream Services LLC/Windstream Finance Corp., Sr. Sec’d. Notes, 144A(d)	8.625%	10/31/25	220	208,725
Xplornet Communications, Inc. (Canada), Gtd. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	3,361	3,358,158

				62,147,746

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500%	05/01/25	600	591,750

Toys/Games/Hobbies — 0.1%
Mattel, Inc., Gtd. Notes, 144A	6.750%	12/31/25	645	634,519
Mattel, Inc., Sr. Unsec’d. Notes	3.150%	03/15/23	200	179,000

				813,519

Transportation — 0.6%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	442,000
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.125%	09/01/23	1,676	1,688,571
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	151	153,831
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750%	08/15/24	2,166	2,209,320

				4,493,722

Trucking & Leasing — 1.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.125%	10/01/23	430	437,525
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.250%	05/15/24	1,281	1,319,428
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500%	01/15/23	2,100	2,157,749
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	165	166,238
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	335	339,188
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	325	323,375
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	580	594,443
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	2,490	2,584,994

				7,922,940

TOTAL CORPORATE BONDS (cost $644,381,480)				630,996,380

A771

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BOND — 0.1%

Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico), Revenue Bonds (cost $654,896)	5.000%	07/01/58	675	$666,934

			Shares
COMMON STOCKS — 1.3%

Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^			2,148	3,759

Banks — 0.1%
Concordia Private Placement*			45,609	792,684

Electric — 0.4%
Genon Holdings, Inc. (Class A Stock)*^			19,299	2,798,355

Independent Power & Renewable Electricity Producers — 0.5%
Keycon Power Holdings LLC*^			2,665	679,575
Vistra Energy Corp.			105,749	2,752,648

				3,432,223

Media — 0.0%
Mood Media Corp.*^			26,250	2,625
Mood Media Corp.*^			21,428	2,143

				4,768

Oil & Gas Services — 0.0%
Telford Offshore Holdings Ltd.*^			25,654	32,068

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*			3,552	156,643
Penn Virginia Corp. NPV*			1,873	82,599
Ultra Petroleum Corp.*(a)			38,499	23,484

				262,726

Pharmaceuticals — 0.0%
Advanz Pharma Corp. (Canada)*			4,369	75,933

Retail — 0.1%
Claire’s Private Placement*^			795	632,025

Software — 0.1%
Avaya Holdings Corp.*			55,101	927,350

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^			27,103	—
NII Holdings, Inc.*			90,376	177,137

				177,137

TOTAL COMMON STOCKS (cost $10,466,104)				9,139,028

PREFERRED STOCKS — 0.2%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(a)			26,000	706,940

A772

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

PREFERRED STOCKS (Continued)

Retail — 0.1%
Claire’s Stores, Inc. (CVT)^	469	$732,813

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	322

TOTAL PREFERRED STOCKS (cost $1,024,354)		1,440,075

	Units

RIGHTS* — 0.0%

Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^ (cost $0)	179,373	134,530

WARRANTS* — 0.0%

Oil & Gas
Ultra Resources, Inc., expiring 07/14/25 (cost 21,241)	32,886	4,933

TOTAL LONG-TERM INVESTMENTS (cost $720,157,987)		704,539,532

	Shares

SHORT-TERM INVESTMENTS — 19.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	18,683,694	18,683,694
PGIM Institutional Money Market Fund (cost $121,560,953; includes $121,281,052 of cash collateral for securities on loan)(b)(w)	121,544,654	121,568,963

TOTAL SHORT-TERM INVESTMENTS (cost $140,244,647)		140,252,657

TOTAL INVESTMENTS — 116.0% (cost $860,402,634)		844,792,189

Liabilities in excess of other assets(z) — (16.0)%		(116,410,344)

NET ASSETS — 100.0%		$728,381,845

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,131,287 and 1.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,847,911; cash collateral of $121,281,052 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM

A773

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
126	2 Year U.S. Treasury Notes	Jun. 2019	$ 26,849,813	$ 94,262
96	5 Year U.S. Treasury Notes	Jun. 2019	11,119,500	102,738

				197,000

Short Positions:
1	10 Year U.S. Treasury Notes	Jun. 2019	124,219	(1,297)
1	20 Year U.S. Treasury Bonds	Jun. 2019	149,656	(3,484)
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,344,000	(49,063)

				(53,844)

				$143,156

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/02/19	Citibank, N.A.	EUR	575	$ 650,574	$ 645,226	$ —	$(5,348)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/02/19	Citibank, N.A.	EUR	575	$654,029	$645,226	$8,803	$—
Expiring 05/03/19	Citibank, N.A.	EUR	575	652,272	646,929	5,343	—

				$1,306,301	$1,292,155	14,146	—

						$14,146	$(5,348)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$350,000	$ —

A774

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS —97.6%

COMMON STOCKS
Aerospace & Defense — 0.4%
Embraer SA (Brazil), ADR(a)	380,500	$7,233,305

Auto Components — 2.0%
Adient PLC(a)	717,700	9,301,392
Magna International, Inc. (Canada)	480,400	23,390,676

		32,692,068

Automobiles — 3.9%
General Motors Co.	1,426,000	52,904,600
Harley-Davidson, Inc.(a)	358,100	12,769,846

		65,674,446

Banks — 12.0%
Bank of America Corp.	1,051,454	29,009,616
Citigroup, Inc.	1,154,960	71,861,611
Citizens Financial Group, Inc.	1,055,200	34,294,000
Wells Fargo & Co.	1,354,383	65,443,787

		200,609,014

Beverages — 1.5%
PepsiCo, Inc.	209,000	25,612,950

Building Products — 1.8%
Johnson Controls International PLC	799,907	29,548,565

Capital Markets — 5.5%
Goldman Sachs Group, Inc. (The)	275,800	52,950,842
State Street Corp.	605,600	39,854,536

		92,805,378

Communications Equipment — 1.3%
Telefonaktiebolaget LM Ericsson (Sweden), ADR	2,378,200	21,831,876

Consumer Finance — 3.8%
Capital One Financial Corp.	444,500	36,311,205
Discover Financial Services	376,700	26,805,972

		63,117,177

Containers & Packaging — 1.8%
International Paper Co.	650,300	30,089,381

Diversified Financial Services — 1.5%
AXA Equitable Holdings, Inc.(a)	1,251,800	25,211,252

Electric Utilities — 2.6%
PPL Corp.	670,400	21,278,496
Southern Co. (The)	418,800	21,643,584

		42,922,080

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	920,000	30,452,000

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.	919,800	24,503,472

Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	340,200	16,982,784

Health Care Equipment & Supplies — 3.4%
Koninklijke Philips NV (Netherlands), NVDR(a)	210,384	8,596,290
Medtronic PLC	365,200	33,262,416
Zimmer Biomet Holdings, Inc.	117,700	15,030,290

		56,888,996

Health Care Providers & Services — 0.9%
Anthem, Inc.	54,900	15,755,202

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 4.2%
General Electric Co.	7,091,800	$70,847,082

Insurance — 6.8%
American International Group, Inc.	1,970,700	84,858,342
Travelers Cos., Inc. (The)	218,200	29,928,312

		114,786,654

Machinery — 4.9%
CNH Industrial NV (United Kingdom)	3,143,400	32,062,680
Cummins, Inc.(a)	267,100	42,167,077
PACCAR, Inc.	124,200	8,462,988

		82,692,745

Media — 6.1%
CBS Corp. (Class B Stock)	383,600	18,232,508
Comcast Corp. (Class A Stock)	990,400	39,596,192
Discovery, Inc. (Class C Stock)*	1,733,700	44,070,654

		101,899,354

Oil, Gas & Consumable Fuels — 11.9%
Apache Corp.(a)	1,194,800	41,411,768
Hess Corp.	732,800	44,136,544
Marathon Oil Corp.	2,198,100	36,730,251
Marathon Petroleum Corp.	163,361	9,777,156
Murphy Oil Corp.(a)	1,265,600	37,082,080
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	489,793	30,656,144

		199,793,943

Personal Products — 1.5%
Unilever PLC (United Kingdom), ADR(a)	436,500	25,194,780

Pharmaceuticals — 2.3%
GlaxoSmithKline PLC (United Kingdom), ADR	605,600	25,308,024
Sanofi (France), ADR	281,400	12,460,392

		37,768,416

Professional Services — 0.5%
ManpowerGroup, Inc.	100,300	8,293,807

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	150,300	15,942,321

Software — 6.6%
Microsoft Corp.	550,650	64,943,661
Oracle Corp.	859,400	46,158,374

		111,102,035

Technology Hardware, Storage & Peripherals — 3.1%
Hewlett Packard Enterprise Co.	3,404,500	52,531,435

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC (United Kingdom), ADR	1,833,945	33,341,120

TOTAL LONG-TERM INVESTMENTS (cost $1,586,986,537)		1,636,123,638

A775

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 10.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	38,148,375	$38,148,375
PGIM Institutional Money Market Fund (cost $143,149,704; includes $142,893,435 of cash collateral for securities on loan)(b)(w)	143,111,588	143,140,210

TOTAL SHORT-TERM INVESTMENTS
(cost $181,298,079)		181,288,585

TOTAL INVESTMENTS — 108.4%
(cost $1,768,284,616)		1,817,412,223
Liabilities in excess of other assets — (8.4)%		(141,463,796)

NET ASSETS — 100.0%		$1,675,948,427

See the Glossary for .a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,692,202; cash collateral of $142,893,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A776

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS — 96.7%
Argentina — 0.8%
MercadoLibre, Inc.*	31,889	$16,191,002

Australia — 3.2%
Aristocrat Leisure Ltd.	379,119	6,598,681
BHP Group PLC	542,138	13,065,831
Cochlear Ltd.	94,438	11,645,055
CSL Ltd.	100,654	13,978,314
Insurance Australia Group Ltd.	972,265	5,294,300
Macquarie Group Ltd.	170,782	15,689,199

		66,271,380

Austria — 0.6%
BAWAG Group AG, 144A	264,864	11,716,897

Belgium — 0.5%
KBC Group NV	146,295	10,242,433

Canada — 5.4%
Alimentation Couche-Tard, Inc. (Class B Stock)	168,547	9,928,552
Brookfield Asset Management, Inc. (Class A Stock)(a)	332,514	15,511,778
Canadian National Railway Co.	209,607	18,764,010
Dollarama, Inc.	252,940	6,747,717
Rogers Communications, Inc. (Class B Stock)	219,637	11,812,258
Shopify, Inc. (Class A Stock)*(a)	115,079	23,777,623
Suncor Energy, Inc.	274,525	8,897,129
Toronto-Dominion Bank (The)	281,831	15,294,185

		110,733,252

China — 9.2%
Alibaba Group Holding Ltd., ADR*(a)	331,290	60,443,862
Baidu, Inc., ADR*(a)	29,300	4,830,104
China Merchants Bank Co. Ltd. (Class H Stock)	3,102,000	15,134,432
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	710,872	6,917,661
Kweichow Moutai Co. Ltd. (Class A Stock)	158,816	20,228,852
NetEase, Inc., ADR	43,014	10,385,730
Tencent Holdings Ltd.	1,272,684	58,765,029
Wuxi Biologics Cayman, Inc., 144A*	1,351,096	13,283,577

		189,989,247

Denmark — 1.7%
Ambu A/S (Class B Stock)	54,632	1,446,279
Coloplast A/S (Class B Stock)	115,781	12,717,022
Novo Nordisk A/S (Class B Stock)	185,020	9,712,365
Orsted A/S, 144A	144,020	10,930,327

		34,805,993

Finland — 0.2%
Neste OYJ	33,906	3,618,127

France — 14.6%
Air Liquide SA	43,957	5,595,652
Airbus SE	284,783	37,778,407
Arkema SA	47,174	4,498,821
Capgemini SE	114,199	13,864,821
Dassault Systemes SE	168,503	25,170,774
Kering SA	22,725	13,058,640

	Shares	Value

COMMON STOCKS (Continued)
France (cont’d.)
L’Oreal SA	131,091	$35,317,349
LVMH Moet Hennessy Louis Vuitton SE	106,233	39,108,672
Pernod Ricard SA	168,105	30,205,209
Remy Cointreau SA	103,061	13,748,604
Safran SA	289,056	39,707,774
Schneider Electric SE	112,296	8,819,746
SPIE SA	311,105	5,515,768
TOTAL SA	442,117	24,586,595
Valeo SA	109,150	3,172,926

		300,149,758

Germany — 4.8%
Brenntag AG	139,109	7,179,606
Continental AG	34,751	5,233,016
CTS Eventim AG & Co. KGaA	216,377	10,276,268
Deutsche Boerse AG	38,834	4,988,567
Gerresheimer AG	115,079	8,669,903
Infineon Technologies AG	1,163,465	23,160,996
Rational AG	12,138	7,506,501
SAP SE	112,619	13,037,811
SAP SE, ADR(a)	97,241	11,227,446
Scout24 AG, 144A(a)	125,928	6,528,951

		97,809,065

Hong Kong — 2.8%
AIA Group Ltd.	3,432,636	34,352,794
Techtronic Industries Co. Ltd.	3,543,683	23,930,482

		58,283,276

India — 1.5%
HDFC Bank Ltd., ADR	176,063	20,407,462
Housing Development Finance Corp. Ltd.	382,752	10,892,780

		31,300,242

Ireland — 1.9%
AerCap Holdings NV*	242,494	11,285,671
CRH PLC	222,804	6,895,191
Kerry Group PLC (Class A Stock)	93,446	10,445,007
Kingspan Group PLC	247,415	11,458,459

		40,084,328

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	220,463	27,886,365

Italy — 2.0%
Brunello Cucinelli SpA	473,988	16,340,842
Ferrari NV	187,905	25,270,316

		41,611,158

Japan — 8.2%
Bridgestone Corp.	232,300	8,956,110
Daikin Industries Ltd.	176,391	20,708,938
Hoya Corp.	119,300	7,896,183
Kao Corp.	112,300	8,862,099
Keyence Corp.	71,223	44,472,011
Kose Corp.(a)	67,400	12,393,222
Nitori Holdings Co. Ltd.	69,900	9,028,268
Sanwa Holdings Corp.	579,000	6,897,942
Shionogi & Co. Ltd.	155,300	9,634,739
Shiseido Co. Ltd.	180,900	13,064,020
SMC Corp.	32,800	12,335,609

A777

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Japan (cont’d.)
Suzuki Motor Corp.	160,500	$7,093,995
Toyota Motor Corp.	128,000	7,503,805

		168,846,941

Luxembourg — 0.3%
Tenaris SA	437,270	6,168,163

Macau — 0.5%
Galaxy Entertainment Group Ltd.	1,449,000	9,891,597

Netherlands — 5.8%
Adyen NV, 144A*	43,111	33,886,992
ASML Holding NV	192,854	36,321,181
Heineken NV	122,207	12,905,797
Koninklijke Philips NV	367,382	15,007,398
NXP Semiconductors NV	98,132	8,673,887
Royal Dutch Shell PLC (Class A Stock)	409,097	12,832,691

		119,627,946

Portugal — 0.3%
Galp Energia SGPS SA	368,675	5,914,647

Singapore — 0.5%
DBS Group Holdings Ltd.	586,100	10,942,044

South Africa — 0.3%
Bid Corp. Ltd.	263,525	5,444,941

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	339,116	14,912,102
Amadeus IT Group SA	185,415	14,871,992

		29,784,094

Sweden — 1.7%
Assa Abloy AB (Class B Stock)	133,658	2,888,782
Atlas Copco AB (Class A Stock)	288,734	7,765,331
Hexagon AB (Class B Stock)	403,977	21,128,398
Swedbank AB (Class A Stock)	276,341	3,907,227

		35,689,738

Switzerland — 10.2%
Cie Financiere Richemont SA	87,760	6,396,769
Givaudan SA*	10,608	27,208,815
Julius Baer Group Ltd.*	181,991	7,358,667
Lonza Group AG*	70,373	21,907,523
Novartis AG	361,773	34,854,772
Partners Group Holding AG	28,610	20,807,750
Roche Holding AG	51,460	14,217,140
SGS SA	3,535	8,801,083
SIG Combibloc Group AG*	601,846	6,177,423
Sika AG	50,294	7,061,759
Sonova Holding AG	62,598	12,398,504
Straumann Holding AG	27,764	22,730,878
Temenos AG*	81,472	12,055,641
UBS Group AG*	705,800	8,571,388

		210,548,112

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,117,000	16,932,944

United Kingdom — 11.5%
Abcam PLC	184,807	2,728,812

	Shares	Value

COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Ashtead Group PLC	481,759	$11,637,772
AstraZeneca PLC	248,584	19,805,099
Bunzl PLC	472,670	15,595,047
Compass Group PLC	1,163,859	27,358,068
DCC PLC	75,815	6,558,713
Diageo PLC	355,311	14,529,840
Experian PLC	530,356	14,376,497
Fevertree Drinks PLC	149,928	5,912,001
London Stock Exchange Group PLC	296,337	18,364,440
Prudential PLC	520,299	10,425,645
Reckitt Benckiser Group PLC	118,452	9,858,689
RELX PLC	1,331,223	28,481,692
Rentokil Initial PLC	1,266,870	5,838,565
Segro PLC	1,177,840	10,335,812
Spectris PLC	165,733	5,426,011
St. James’s Place PLC	2,192,149	29,395,366

		236,628,069

United States — 4.6%
Aon PLC	62,293	10,633,415
Core Laboratories NV(a)	58,940	4,062,734
Ferguson PLC	292,392	18,636,182
Lululemon Athletica, Inc.*	162,397	26,611,996
Samsonite International SA, 144A*	3,834,536	12,382,677
Sensata Technologies Holding PLC*	256,658	11,554,743
Spotify Technology SA*(a)	84,336	11,705,837

		95,587,584

TOTAL COMMON STOCKS (cost $1,659,013,347)		1,992,699,343

PREFERRED STOCKS —1.2%
Germany
Henkel AG & Co. KGaA (PRFC)	33,343	3,405,605
Sartorius AG (PRFC)	125,834	21,642,615

TOTAL PREFERRED STOCKS (cost $15,383,064)		25,048,220

TOTAL LONG-TERM INVESTMENTS (cost $1,674,396,411)		2,017,747,563

SHORT-TERM INVESTMENTS — 9.8%

AFFILIATED MUTUAL FUNDS — 8.7%
PGIM Core Ultra Short Bond Fund(w)	13,634,485	13,634,485
PGIM Institutional Money Market Fund (cost $166,216,719; includes $165,887,398 of cash collateral for securities on loan)(b)(w)	166,167,564	166,200,797

TOTAL AFFILIATED MUTUAL FUNDS (cost $179,851,204)		179,835,282

UNAFFILIATED FUND — 1.1%
BlackRock Liquidity FedFund (cost $22,129,619)	22,129,619	22,129,619

TOTAL SHORT-TERM INVESTMENTS (cost $201,980,823)		201,964,901

A778

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS — 107.7% (cost $1,876,377,234)	$2,219,712,464
Liabilities in excess of other assets — (7.7)%	(158,460,020)

NET ASSETS — 100.0%	$2,061,252,444

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,275,060; cash collateral of $165,887,398 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	8.7%
Capital Markets	5.9
Textiles, Apparel & Luxury Goods	5.5
Health Care Equipment & Supplies	5.1
Beverages	4.7
Pharmaceuticals	4.6
Software	4.3
Banks	4.3
IT Services	4.2
Semiconductors & Semiconductor Equipment	4.1
Aerospace & Defense	3.8
Internet & Direct Marketing Retail	3.7
Electronic Equipment, Instruments & Components	3.5
Interactive Media & Services	3.4
Personal Products	3.4
Trading Companies & Distributors	3.1
Insurance	3.0
Oil, Gas & Consumable Fuels	2.7
Professional Services	2.5
Chemicals	2.2
Life Sciences Tools & Services	2.1
Hotels, Restaurants & Leisure	2.1
Building Products	2.0

Automobiles	1.9%
Entertainment	1.6
Machinery	1.3
Household Durables	1.2
Unaffiliated Fund	1.1
Electrical Equipment	1.0
Road & Rail	0.9
Auto Components	0.9
Biotechnology	0.8
Food & Staples Retailing	0.8
Construction & Engineering	0.7
Household Products	0.7
Metals & Mining	0.6
Wireless Telecommunication Services	0.6
Commercial Services & Supplies	0.6
Electric Utilities	0.5
Thrifts & Mortgage Finance	0.5
Food Products	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Energy Equipment & Services	0.5
Specialty Retail	0.4
Construction Materials	0.3
Multiline Retail	0.3
Industrial Conglomerates	0.3
Containers & Packaging	0.3

107.7
Liabilities in excess of other assets	(7.7)

100.0%

A779

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%

COMMON STOCKS — 95.4%
Australia — 4.7%
AGL Energy Ltd.	266,900	$4,124,108
Amcor Ltd.	709,204	7,751,388
Ausdrill Ltd.	793,540	922,738
Bendigo & Adelaide Bank Ltd.	52,100	357,930
BHP Group PLC	436,118	10,510,689
Coca-Cola Amatil Ltd.	834,800	5,127,654
CSR Ltd.	1,070,300	2,524,206
Fortescue Metals Group Ltd.	1,281,400	6,482,848
Harvey Norman Holdings Ltd.(a)	1,504,600	4,297,834
Inghams Group Ltd.(a)	832,600	2,583,198
Lendlease Group	575,900	5,062,445
Metcash Ltd.	2,725,199	5,117,836
Mineral Resources Ltd.	497,700	5,603,049
Mirvac Group, REIT	2,126,200	4,149,060
Myer Holdings Ltd.*(a)	3,255,300	1,430,800
Qantas Airways Ltd.	1,938,002	7,784,556
Rio Tinto Ltd.	145,000	10,090,714

		83,921,053

Austria — 0.7%
OMV AG	138,300	7,510,864
voestalpine AG	144,800	4,417,248

		11,928,112

Belgium — 1.5%
Anheuser-Busch InBev SA/NV	226,772	19,076,137
Bekaert SA	142,800	3,362,566
UCB SA	54,000	4,640,200

		27,078,903

Canada — 2.3%
Canadian National Railway Co.	93,030	8,328,042
National Bank of Canada(a)	190,900	8,615,392
Rogers Communications, Inc. (Class B Stock)	151,100	8,126,281
Suncor Energy, Inc.	476,360	15,438,434

		40,508,149

China — 1.8%
China Resources Cement Holdings Ltd.	6,988,000	7,236,410
Kingboard Holdings Ltd.	1,618,800	5,757,425
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,058,500	11,922,153
Shenzhen International Holdings Ltd.	1,246,500	2,653,608
Xinyi Solar Holdings Ltd.	10,066,000	4,860,604

		32,430,200

Denmark — 1.0%
Carlsberg A/S (Class B Stock)	89,360	11,178,198
Danske Bank A/S	248,400	4,366,821
Dfds A/S	53,800	2,227,609

		17,772,628

Finland — 1.7%
Nordea Bank Abp(a)	1,549,000	11,808,178
Sampo OYJ (Class A Stock)	227,066	10,308,685
UPM-Kymmene OYJ	273,300	7,989,498

		30,106,361

	Shares	Value
COMMON STOCKS (Continued)
France — 10.7%
Air Liquide SA	83,914	$10,682,111
Arkema SA	38,800	3,700,223
Atos SE	72,978	7,047,441
AXA SA	238,800	6,019,253
BNP Paribas SA	105,500	5,055,196
Bouygues SA	137,500	4,925,297
Capgemini SE	60,603	7,357,768
Cie Generale des Etablissements Michelin SCA	124,110	14,701,781
CNP Assurances	132,500	2,916,071
Credit Agricole SA	466,400	5,641,592
Engie SA	388,800	5,796,825
Natixis SA	818,900	4,390,115
Orange SA	531,500	8,661,461
Renault SA	73,200	4,852,785
Safran SA	120,474	16,549,576
Sanofi	364,417	32,238,370
Societe Generale SA	110,300	3,194,456
TOTAL SA	326,000	18,129,205
Valeo SA	51,200	1,488,354
Vinci SA	128,639	12,532,719
Vivendi SA	500,118	14,501,581

		190,382,180

Germany — 6.7%
Allianz SE	51,100	11,397,049
Aurubis AG	46,100	2,477,684
BASF SE	68,700	5,064,391
Bayer AG	29,500	1,908,823
Bayerische Motoren Werke AG	81,100	6,262,783
Covestro AG, 144A	119,000	6,564,589
Daimler AG	124,000	7,283,040
Deutsche Lufthansa AG	362,100	7,968,518
Duerr AG(a)	101,000	3,976,419
Fresenius SE & Co. KGaA	100,124	5,602,090
METRO AG	349,700	5,811,413
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	30,400	7,202,439
Rheinmetall AG	56,800	5,944,636
SAP SE	200,578	23,220,754
Siemens AG	31,000	3,340,388
Volkswagen AG	61,900	10,090,080
Vonovia SE	100,096	5,198,101

		119,313,197

Hong Kong — 1.8%
CK Asset Holdings Ltd.	288,000	2,561,376
Dah Sing Financial Holdings Ltd.	484,312	2,542,338
Lee & Man Paper Manufacturing Ltd.	5,815,500	4,982,184
Skyworth Digital Holdings Ltd.	7,664,000	2,619,335
Techtronic Industries Co. Ltd.	517,000	3,491,300
Tongda Group Holdings Ltd.	19,670,000	2,190,573
WH Group Ltd., 144A	7,630,500	8,181,750
Yue Yuen Industrial Holdings Ltd.	1,736,000	5,981,083

		32,549,939

India — 0.4%
ICICI Bank Ltd., ADR	683,160	7,829,014

A780

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 0.9%
C&C Group PLC	728,000	$2,616,469
Ryanair Holdings PLC, ADR*	117,618	8,814,293
Smurfit Kappa Group PLC	181,000	5,065,741

		16,496,503

Israel — 0.7%
Bank Hapoalim BM	510,700	3,383,173
Bank Leumi Le-Israel BM	1,013,020	6,610,696
Teva Pharmaceutical Industries Ltd.*	166,500	2,593,438

		12,587,307

Italy — 1.7%
Danieli & C Officine Meccaniche SpA	42,199	847,979
Enel SpA	2,566,800	16,463,955
Leonardo SpA	500,100	5,829,983
Mediobanca Banca di Credito Finanziario SpA	310,000	3,228,489
UnipolSai Assicurazioni SpA	1,385,701	3,739,363

		30,109,769

Japan — 19.2%
AGC, Inc.	113,600	3,977,429
Aisin Seiki Co. Ltd.	97,600	3,485,000
Aozora Bank Ltd.	98,300	2,425,095
Credit Saison Co. Ltd.(a)	196,600	2,594,683
Daiwa House Industry Co. Ltd.	563,594	17,911,703
Dowa Holdings Co. Ltd.(a)	91,400	3,004,653
Enplas Corp.	41,000	1,054,141
Fujikura Ltd.(a)	492,300	1,852,572
Fuyo General Lease Co. Ltd.	65,100	3,222,037
Hazama Ando Corp.	528,100	3,534,852
Hitachi High-Technologies Corp.	115,200	4,711,540
Isuzu Motors Ltd.	330,400	4,347,044
ITOCHU Corp.(a)	584,400	10,578,797
Japan Airlines Co. Ltd.	205,800	7,247,065
Japan Aviation Electronics Industry Ltd.	192,000	2,674,819
JTEKT Corp.(a)	329,500	4,055,833
Kaneka Corp.(a)	80,100	3,000,985
Kao Corp.	126,790	10,005,569
KDDI Corp.	604,600	13,012,748
Keihin Corp.	279,200	4,567,153
Keiyo Bank Ltd. (The)	405,500	2,366,176
Komatsu Ltd.	171,800	3,996,359
Makita Corp.	256,600	8,944,921
Marubeni Corp.	779,500	5,391,716
Mazda Motor Corp.	317,700	3,552,597
Mitsubishi Chemical Holdings Corp.	501,200	3,530,498
Mitsubishi Gas Chemical Co., Inc.	278,600	3,978,391
Mitsubishi UFJ Financial Group, Inc.	1,645,700	8,152,210
Mitsubishi UFJ Lease & Finance Co. Ltd.	859,800	4,385,632
Mitsui Chemicals, Inc.(a)	220,100	5,314,218
Mizuho Financial Group, Inc.	4,359,500	6,744,449
Morinaga Milk Industry Co. Ltd.(a)	103,900	3,526,052
Nexon Co. Ltd.*	715,000	11,204,300
Nikon Corp.	227,800	3,216,948
Nippon Telegraph & Telephone Corp.	355,700	15,107,111
Nishi-Nippon Financial Holdings, Inc.	297,400	2,526,068
Nissan Motor Co. Ltd.(a)	1,242,100	10,185,893
NTN Corp.(a)	1,585,400	4,695,420

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
NTT DOCOMO, Inc.(a)	84,100	$1,863,725
Pan Pacific International Holdings Corp.	154,405	10,249,888
Resona Holdings, Inc.	1,895,200	8,200,518
Sawai Pharmaceutical Co. Ltd.	48,200	2,793,536
Shin-Etsu Chemical Co. Ltd.	118,000	9,905,510
Shizuoka Gas Co. Ltd.	383,800	2,912,171
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,499,361
Sompo Holdings, Inc.	151,900	5,613,672
Sumitomo Forestry Co. Ltd.	226,600	3,143,225
Sumitomo Heavy Industries Ltd.	176,900	5,733,265
Sumitomo Mitsui Financial Group, Inc.(a)	556,200	19,446,417
Suzuki Motor Corp.	164,100	7,253,112
Teijin Ltd.	327,200	5,397,654
Toagosei Co. Ltd.	171,100	1,808,102
Tokai Rika Co. Ltd.	15,800	269,539
Tokyo Electron Ltd.	36,900	5,336,796
Towa Pharmaceutical Co. Ltd.(a)	137,700	3,630,681
Toyo Tire Corp.	197,300	2,239,611
Toyoda Gosei Co. Ltd.	158,000	3,348,568
Toyota Motor Corp.	67,574	3,961,423
Tsubakimoto Chain Co.	107,200	3,824,835
Ube Industries Ltd.	214,800	4,409,325
Ulvac, Inc.	93,500	2,700,201
Yamaha Corp.	144,300	7,210,690
Yokohama Rubber Co. Ltd. (The)	148,300	2,753,218

		342,587,720

Liechtenstein — 0.0%
VP Bank AG	1,934	267,071

Netherlands — 6.1%
ABN AMRO Group NV, GDR, 144A	635,027	14,336,100
Aegon NV	740,800	3,577,212
ING Groep NV	296,500	3,594,211
Koninklijke Ahold Delhaize NV	534,100	14,212,107
Koninklijke DSM NV	86,020	9,395,276
NN Group NV	119,500	4,971,864
Royal Dutch Shell PLC (Class A Stock)	779,509	24,509,629
Royal Dutch Shell PLC (Class B Stock)	493,400	15,610,134
Signify NV, 144A	223,800	5,992,545
Wolters Kluwer NV	179,167	12,214,579

		108,413,657

New Zealand — 0.3%
Air New Zealand Ltd.	2,919,400	5,045,807
SKY Network Television Ltd.	827,900	726,902

		5,772,709

Norway — 1.8%
DNB ASA	292,300	5,391,655
Equinor ASA	501,803	11,002,807
Leroy Seafood Group ASA	459,600	3,339,617
Mowi ASA	104,900	2,346,957
Telenor ASA	499,359	10,008,627

		32,089,663

Singapore — 1.6%
DBS Group Holdings Ltd.	1,025,440	19,144,189
Hong Leong Asia Ltd.*	1,721,000	750,426
NetLink NBN Trust, UTS	9,495,800	5,814,835

A781

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Wilmar International Ltd.	1,280,600	$3,127,187

		28,836,637

South Africa — 0.1%
Investec PLC	451,400	2,605,325
Old Mutual Ltd.	36,200	53,272

		2,658,597

South Korea — 0.4%
Samsung Electronics Co. Ltd.	175,860	6,927,001

Spain — 1.7%
Banco Santander SA	1,077,200	5,027,597
Distribuidora Internacional de Alimentacion SA(a)	1,066,700	780,509
Iberdrola SA	503,900	4,423,061
Red Electrica Corp. SA	540,163	11,510,408
Repsol SA	481,300	8,247,953

		29,989,528

Sweden — 3.2%
Assa Abloy AB (Class B Stock)	740,177	15,997,619
Boliden AB	174,300	4,970,557
Electrolux AB (Class B Stock)	198,800	5,116,066
Epiroc AB (Class A Stock)*	972,055	9,812,461
JM AB(a)	148,500	2,661,076
Sandvik AB	268,600	4,376,146
SKF AB (Class B Stock)(a)	377,800	6,282,867
Volvo AB (Class B Stock)	555,900	8,625,310

		57,842,102

Switzerland — 6.4%
Adecco Group AG	59,400	3,170,307
Baloise Holding AG	24,800	4,104,754
Helvetia Holding AG	3,300	2,016,876
Julius Baer Group Ltd.*	72,111	2,915,753
Landis+Gyr Group AG*(a)	52,000	3,294,964
Novartis AG	329,704	31,765,106
Roche Holding AG	95,900	26,494,826
Swiss Life Holding AG*	30,800	13,602,325
Swiss Re AG	74,700	7,306,704
Swisscom AG	6,574	3,221,298
UBS Group AG*	698,300	8,480,306
Zurich Insurance Group AG	22,900	7,593,871

		113,967,090

United Kingdom — 15.2%
3i Group PLC	578,800	7,429,033
Aviva PLC	649,600	3,493,775
Babcock International Group PLC	557,800	3,590,240
BAE Systems PLC	1,349,852	8,494,549
Barclays PLC	1,614,300	3,254,513
Barratt Developments PLC	536,800	4,195,717
Bellway PLC	113,800	4,518,915
Berkeley Group Holdings PLC	82,800	3,979,582
Bovis Homes Group PLC	248,000	3,436,161
BP PLC	2,380,200	17,331,231
British American Tobacco PLC	154,000	6,417,899
BT Group PLC	1,976,800	5,749,324
Centrica PLC	1,876,600	2,792,531
Compass Group PLC	757,684	17,810,380

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Debenhams PLC(a)	1,424,862	$50,142
Diageo PLC	229,805	9,397,485
Dixons Carphone PLC	689,800	1,319,502
GlaxoSmithKline PLC	916,500	19,048,132
Go-Ahead Group PLC (The)	148,200	3,800,111
Howden Joinery Group PLC	1,020,328	6,455,137
Imperial Brands PLC	290,751	9,946,151
Inchcape PLC	489,500	3,645,133
Informa PLC	958,470	9,296,587
International Consolidated Airlines Group SA	565,500	3,773,716
J Sainsbury PLC	1,605,500	4,933,340
Kingfisher PLC	1,390,500	4,260,272
Legal & General Group PLC	1,954,400	7,020,648
Lloyds Banking Group PLC	11,415,600	9,257,879
Marks & Spencer Group PLC	1,296,600	4,705,036
Marston’s PLC	1,392,600	1,869,836
Premier Foods PLC*	200,276	95,335
Prudential PLC	819,319	16,417,346
Redrow PLC*	204,700	1,604,746
RELX PLC	812,192	17,376,956
Restaurant Group PLC (The)	840,970	1,290,705
Royal Mail PLC	484,100	1,503,296
RPC Group PLC	249,900	2,574,909
RSA Insurance Group PLC	1,022,122	6,768,605
Tate & Lyle PLC	499,300	4,721,661
Taylor Wimpey PLC	1,548,800	3,543,264
Unilever PLC	288,329	16,538,164
Vesuvius PLC	494,200	3,823,506
Weir Group PLC (The)	171,146	3,476,118

		271,007,568

United States — 2.8%
Aon PLC	121,465	20,734,076
Ferguson PLC	151,725	9,670,493
Medtronic PLC	212,010	19,309,871

		49,714,440

TOTAL COMMON STOCKS (cost $1,680,833,469)		1,703,087,098

PREFERRED STOCK — 0.7%
Germany
Volkswagen AG (PRFC) (cost $14,816,289)	78,693	12,408,172

	Units
WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24 (cost $0)	3,331,667	2,366

TOTAL LONG-TERM INVESTMENTS (cost $1,695,649,758)		1,715,497,636

A782

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 7.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	35,306,959	$35,306,959
PGIM Institutional Money Market Fund (cost $94,574,363; includes $94,463,508 of cash collateral for securities on loan)(b)(w)	94,547,151	94,566,061

TOTAL SHORT-TERM INVESTMENTS (cost $129,881,322)		129,873,020

TOTAL INVESTMENTS — 103.4% (cost $1,825,531,080)		1,845,370,656
Liabilities in excess of other assets — (3.4)%		(61,286,455)

Value
NET ASSETS — 100.0%	$1,784,084,201

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,888,223; cash collateral of $94,463,508 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Banks	9.7%
Insurance	8.8
Affiliated Mutual Funds (5.3% represents investments purchased with collateral from securities on loan)	7.3
Pharmaceuticals	7.0
Oil, Gas & Consumable Fuels	6.6
Machinery	4.1
Chemicals	4.1
Automobiles	3.9
Metals & Mining	2.9
Diversified Telecommunication Services	2.7
Beverages	2.7
Household Durables	2.3
Airlines	2.3
Auto Components	1.8
Professional Services	1.8
Electric Utilities	1.8
Trading Companies & Distributors	1.8
Aerospace & Defense	1.7
Food & Staples Retailing	1.7
Real Estate Management & Development	1.7
Food Products	1.6
Personal Products	1.5
Capital Markets	1.5
Entertainment	1.4
Software	1.3
Wireless Telecommunication Services	1.3
Construction & Engineering	1.2
Hotels, Restaurants & Leisure	1.2
Multiline Retail	1.2

Building Products	1.1%
Electronic Equipment, Instruments & Components	1.1
Health Care Equipment & Supplies	1.1
Tobacco	0.9
Containers & Packaging	0.9
Media	0.8
IT Services	0.8
Paper & Forest Products	0.7
Semiconductors & Semiconductor Equipment	0.7
Multi-Utilities	0.7
Road & Rail	0.7
Construction Materials	0.6
Industrial Conglomerates	0.5
Electrical Equipment	0.4
Diversified Financial Services	0.4
Leisure Products	0.4
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	0.3
Health Care Providers & Services	0.3
Specialty Retail	0.3
Equity Real Estate Investment Trusts (REITs)	0.2
Distributors	0.2
Commercial Services & Supplies	0.2
Gas Utilities	0.2
Transportation Infrastructure	0.2
Consumer Finance	0.2
Marine	0.1
Air Freight & Logistics	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

A783

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%

ASSET-BACKED SECURITIES — 13.3%

Automobiles — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	$4,976,542
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,901	3,895,187
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 144A	2.310%		12/14/21	4,680	4,663,740
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 144A	3.430%		12/16/24	13,800	13,946,527
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	3,450	3,466,641

					30,948,637

Collateralized Loan Obligations — 10.0%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	4.057%	(c)	07/15/30	6,000	6,004,078
Apidos CLO (Cayman Islands), Series 2015-23A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.607%	(c)	01/15/27	7,000	6,943,646
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A	4.039%	(c)	07/16/29	3,750	3,731,625
Atrium (Cayman Islands), Series 8A, Class AR, 3 Month LIBOR + 1.350%, 144A	4.122%	(c)	10/23/24	8,447	8,451,477
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.732%	(c)	04/23/31	5,000	4,912,237
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A	3.813%	(c)	07/17/28	3,500	3,480,539
Battalion CLO Ltd., Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.753%	(c)	05/17/31	16,000	15,704,115
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	4.037%	(c)	10/15/30	3,750	3,747,531
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.831%	(c)	11/23/25	7,954	7,964,002
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 0.820%, 144A	3.593%	(c)	01/17/28	6,000	5,949,271
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743%	(c)	04/17/31	10,000	9,855,961
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-5A, Class A1R, 3 Month LIBOR + 1.320%, 144A	3.876%	(c)	01/20/32	20,000	19,997,576
CIFC Funding Ltd. (Cayman Islands), Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A	3.759%	(c)	04/24/31	5,000	4,916,005
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class AR, 3 Month LIBOR + 0.870%, 144A	3.631%	(c)	04/19/29	18,000	17,839,276
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.797%	(c)	04/15/31	31,000	30,530,260

A784

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.795%	(c)	04/26/31	9,000	$8,851,253
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.733%	(c)	02/05/31	1,000	987,432
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A	3.801%	(c)	04/25/31	7,500	7,379,694
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	4.052%	(c)	10/23/29	3,500	3,490,815
Magnetite Ltd. (Cayman Islands), Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.580%	(c)	01/18/28	5,000	4,969,888
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 3 Month LIBOR + 1.240%, 144A	4.027%	(c)	10/15/28	17,850	17,844,541
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.794%	(c)	02/20/31	8,000	7,888,208
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A	4.511%	(c)	04/20/28	4,750	4,751,885
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.989%	(c)	01/16/31	5,000	4,963,960
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637%	(c)	01/15/28	7,000	6,951,428
Ocean Trails CLO (Cayman Islands), Series 2014-5A, Class ARR, 3 Month LIBOR + 1.280%, 144A	4.077%	(c)	10/13/31	7,750	7,657,775
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	4.011%	(c)	10/22/30	5,000	4,958,246
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.783%	(c)	07/17/29	4,250	4,220,014
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class A1AR, 3 Month LIBOR + 1.280%, 144A	3.749%	(c)	10/20/31	29,500	29,380,997
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	4.001%	(c)	10/30/30	3,500	3,489,751
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	4.046%	(c)	07/20/30	5,500	5,505,100
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.879%	(c)	07/16/31	28,500	28,206,672
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.913%	(c)	11/14/29	250	249,050
Prudential PLC (United Kingdom), Series 2018-1A, Class A, 3 Month LIBOR + 1.150%, 144A	3.937%	(c)	07/15/31	4,250	4,216,842
Romark WM-R Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A	3.791%	(c)	04/20/31	10,000	9,821,552

A785

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	4.001%	(c)	07/20/30	4,250	$4,240,824
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	3.854%	(c)	05/15/26	5,345	5,349,286
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.835%	(c)	01/26/31	4,000	3,952,547
Sound Point CLO Ltd. (Cayman Islands), Series 2019-1A, Class A, 3 Month LIBOR + 1.370%, 144A	3.939%	(c)	01/20/32	42,000	42,020,101
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	4.073%	(c)	07/17/26	9,000	9,026,738
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901%	(c)	01/20/31	6,500	6,456,725
TICP CLO Ltd. (Cayman Islands), Series 2018-3R, Class A, 3 Month LIBOR + 0.840%, 144A	3.601%	(c)	04/20/28	12,200	12,081,688
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 3 Month LIBOR + 1.260%, 144A	4.047%	(c)	01/15/32	13,500	13,455,713
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 3 Month LIBOR + 1.420%, 144A	4.181%	(c)	10/20/28	6,000	6,005,123
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.741%	(c)	04/25/31	6,000	5,896,842
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-3A, Class A1A, 3 Month LIBOR + 1.250%, 144A	4.070%	(c)	01/20/32	10,000	9,940,046
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	4.077%	(c)	04/15/30	2,000	2,004,049

					436,242,384

Consumer Loans — 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A	4.836%	(c)	04/25/23	880	880,719
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A	5.336%	(c)	02/25/23	2,560	2,565,582

					3,446,301

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7	3.960%		10/13/30	4,800	5,143,845

Home Equity Loans — 0.4%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2, 1 Month LIBOR + 0.600%	3.086%	(c)	07/25/34	7,606	7,512,727
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	3.126%	(c)	05/25/34	1,421	1,398,038
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.686%	(c)	10/25/33	1,924	1,896,392

A786

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	3.186%	(c)	09/25/34	965	$897,789
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	3.206%	(c)	12/25/34	2,360	2,346,821
Morgan Stanley ABS Capital I, Inc., Series 2002-HE3, Class A2, 1 Month LIBOR + 1.080%	3.566%	(c)	03/25/33	247	240,312
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1, 1 Month LIBOR + 1.125%	3.611%	(c)	09/25/32	1,253	1,251,132
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	3,144	3,209,069

					18,752,280

Residential Mortgage-Backed Securities — 2.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	3.446%	(c)	09/25/34	312	312,032
Countrywide Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	3.266%	(c)	11/25/34	934	933,331
Countrywide Asset-Backed Certificates Trust, Series 2004-ECC2, Class M1, 1 Month LIBOR + 0.900%	3.386%	(c)	12/25/34	2,424	2,439,886
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.639%	(c)	12/26/46	15,721	15,865,877
CSMC Trust, Series 2018-11R, 144A	3.890%	(cc)	08/25/37	5,245	5,232,333
CSMC Trust, Series 2018-RPL8, Class A1, 144A	4.125%	(cc)	07/25/58	3,821	3,832,175
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 144A	4.000%		01/25/59	4,684	4,710,930
LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982%	(c)	04/01/21	10,617	10,585,048
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%	(cc)	01/25/61	4,614	4,546,553
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 144A	3.250%	(cc)	05/25/62	5,448	5,427,799
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	3.386%	(c)	05/25/34	914	905,443
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750%	(cc)	06/25/57	9,228	9,076,714
Towd Point Mortgage Trust, Series 2018-2, Class A1, 144A	3.250%	(cc)	03/25/58	9,526	9,500,566
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750%	(cc)	05/25/58	10,025	10,137,909
Towd Point Mortgage Trust, Series 2018-5, Class A1, 144A	3.250%	(cc)	07/25/58	2,178	2,167,787

					85,674,383

TOTAL ASSET-BACKED SECURITIES (cost $578,964,949)					580,207,830

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.5%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49	6,500	6,416,851

A787

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	9,500	$9,539,776
Benchmark Mortgage Trust, Series 2018-B1, Class A1	2.560%		01/15/51	4,659	4,639,170
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51	25,000	25,764,917
Benchmark Mortgage Trust, Series 2019-B9, Class A4	3.751%		03/15/52	20,000	20,810,276
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A1	1.501%		05/10/58	2,703	2,671,059
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,914,894
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,661,915
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,775,761
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%		11/10/48	23,320	24,337,491
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,037,340
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,907,957
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	19,707,076
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A3	3.063%		04/15/49	32,535	32,478,454
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	21,544	20,994,302
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,058,817
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,929,676
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,638,276
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	820	848,637
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,198,093
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	6,190	6,450,307
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	12,335	12,768,474
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,778,407
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50	12,600	12,536,709
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3	4.151%		11/15/51	31,825	33,942,021
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,591,138
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	(cc)	01/25/25	4,972	5,010,792
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369%	(cc)	07/25/26	8,325	8,051,735
Fannie Mae-Aces, Series 2018-M1, Class A2	2.986%	(cc)	12/25/27	13,411	13,434,130
Fannie Mae-Aces, Series 2019-M1, Class A1	3.355%		06/25/28	12,469	12,812,978
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,096,637
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,093,583
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300%	(cc)	10/25/26	9,157	9,395,938

A788

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327%	(cc)	03/25/27	18,800	$19,202,940
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2	3.224%		03/25/27	24,550	25,156,878
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	18,063	18,782,285
FHLMC Multifamily Structured Pass-Through Certificates, Series K081, Class A2	3.900%	(cc)	08/25/28	9,500	10,226,117
FHLMC Multifamily Structured Pass-Through Certificates, Series K083, Class AM	4.030%	(cc)	10/25/28	10,900	11,782,920
FHLMC Multifamily Structured Pass-Through Certificates, Series K085, Class AM	4.060%	(cc)	10/25/28	17,600	19,073,752
FHLMC Multifamily Structured Pass-Through Certificates, Series K086, Class AM	3.919%	(cc)	11/25/28	7,300	7,829,067
FHLMC Multifamily Structured Pass-Through Certificates, Series K087, Class AM	3.832%	(cc)	12/25/28	7,850	8,344,202
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	4,961,299
GS Mortgage Securities Trust, Series 2014-GC18, Class A4	4.074%		01/10/47	9,748	10,202,425
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,221,546
GS Mortgage Securities Trust, Series 2014-GC24, Class A4	3.666%		09/10/47	4,855	5,028,658
GS Mortgage Securities Trust, Series 2015-GC34, Class A4	3.506%		10/10/48	13,890	14,237,749
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%		10/10/49	17,450	16,916,424
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	921	937,047
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A4A1	3.373%		11/15/47	1,500	1,528,392
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,111,339
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,451,132
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50	20,000	19,902,216
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	18,800	18,558,307
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A4A2, 144A	3.538%		07/15/47	5,000	5,140,020
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4	2.626%		08/15/49	14,258	13,793,239
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	12,200	12,291,907
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	250	250,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	2,261	2,277,242
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	3,999,732
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4	3.249%		02/15/48	3,500	3,543,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4	3.753%		12/15/47	3,447	3,579,747

A789

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%	05/15/49	22,000	$21,973,358
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%	11/15/49	2,500	2,459,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%	12/15/49	10,000	10,208,773
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%	11/15/49	22,250	21,756,502
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4	3.679%	12/15/50	28,350	29,164,600
UBS Commercial Mortgage Trust, Series 2018-C12, Class A2	4.152%	08/15/51	3,250	3,401,245
UBS Commercial Mortgage Trust, Series 2018-C14, Class A3	4.180%	12/15/51	50,000	53,465,200
UBS Commercial Mortgage Trust, Series 2018-C8, Class A1	2.659%	02/15/51	6,604	6,597,378
UBS Commercial Mortgage Trust, Series 2018-C8, Class A3	3.720%	02/15/51	12,550	12,977,935
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	10,869	10,923,689
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	9,808	9,765,333
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%	09/15/58	7,000	7,126,346
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	7,165,405
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%	06/15/49	26,700	26,171,487
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	16,000	15,511,912
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	12,500	12,760,384
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	20,197,848
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A2	2.495%	10/15/50	9,626	9,547,576
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A2	2.590%	11/15/50	11,215	11,131,329

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $915,875,895)				935,929,712

CORPORATE BONDS — 54.8%

Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	10/01/21	1,780	1,810,934

Aerospace & Defense — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	13,650	14,181,206

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557%	08/15/27	5,000	4,733,970
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,178,134
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	5,000	5,139,658

				13,051,762

A790

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%		04/19/22	1,265	$1,330,824
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%		01/12/21	114	116,708
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%		03/15/22	3,940	3,962,268

					5,409,800

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	3,295	3,251,352
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.750%		11/05/21	10,000	10,175,197
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	500	462,242
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	3,541,258
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	8,681	8,632,251
General Motors Financial Co., Inc., Gtd. Notes	4.350%		04/09/25	8,000	7,965,489
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.200%		11/06/21	10,000	10,173,963
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000%		11/12/21	5,965	6,085,341

					50,287,093

Auto Parts & Equipment — 0.1%
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25	3,767	3,917,401

Banks — 16.0%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23	3,200	3,227,250
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917%	(c)	04/12/23	2,200	2,172,989
Bank of America Corp., Jr. Sub. Notes	6.100%	(ff)	— (rr)	6,000	6,348,660
Bank of America Corp., Jr. Sub. Notes	6.300%	(ff)	— (rr)	2,160	2,346,300
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	(ff)	07/21/28	22,790	22,723,199
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271%	(ff)	07/23/29	10,941	11,392,059
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	11,000	11,188,812
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	28,930	29,503,807
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	5,525	5,757,918
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900%		03/26/22	1,600	1,601,567
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750%		07/20/23	8,890	9,106,680
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	350	349,583
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610%	(ff)	02/15/23	6,610	6,746,337
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%	(ff)	05/16/29	15,740	16,271,492
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.750%		12/06/23	18,000	18,677,602
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	882,882
Citigroup, Inc., Jr. Sub. Notes	5.950%	(ff)	— (rr)	8,500	8,585,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	6,335	6,204,719
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%	(ff)	10/27/28	23,000	22,598,084
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	7,000	7,052,500
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	37,264	38,578,959
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,545	6,724,567
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/24/23	5,750	5,813,152

A791

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%	(ff)	12/14/23	10,695	$10,509,039
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.375%		01/12/24	10,000	10,400,601
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	5.000%		02/14/22	9,450	9,659,494
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	3,250	3,147,449
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	2,100	2,132,196
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,731,706
Fifth Third Bank, Sr. Unsec’d. Notes	3.950%		07/28/25	9,900	10,374,873
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(ff)	— (rr)	8,000	8,070,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/20/24	1,000	1,010,226
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.814%	(ff)	04/23/29	19,650	19,467,046
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	240	240,936
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	7,320	7,462,146
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	995	1,026,222
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	15,410	15,773,921
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%	(ff)	06/19/29	3,800	3,994,329
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	4,767,562
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(ff)	— (rr)	7,000	7,073,500
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	6.221%	(c)	— (rr)	717	720,585
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	7,500	7,451,383
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	(ff)	01/23/29	34,000	33,768,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.452%	(ff)	12/05/29	33,560	35,720,972
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	13,365	13,879,952
KeyCorp, Sr. Unsec’d. Notes, MTN	4.100%		04/30/28	3,700	3,852,350
KeyCorp, Sr. Unsec’d. Notes, MTN	4.150%		10/29/25	19,020	20,022,853
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	9,350	9,369,444
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.761%		07/26/23	4,900	5,032,965
Morgan Stanley, Jr. Sub. Notes	5.450%	(ff)	— (rr)	8,000	8,020,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	(ff)	01/24/29	17,775	17,839,655
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	10,954	11,274,069
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.431%	(ff)	01/23/30	1,570	1,653,567
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	5,000	4,867,327
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%	(ff)	07/22/28	19,000	18,856,373
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	10,565	10,839,076
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,199,601
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	19,009	20,375,186
PNC Bank NA, Sub. Notes	4.050%		07/26/28	15,310	16,038,573
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.450%		12/03/21	8,910	9,180,329
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,096,031
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.936%		10/16/23	16,000	16,597,368
SunTrust Bank, Sr. Unsec’d. Notes	3.689%	(ff)	08/02/24	5,000	5,127,547
SunTrust Bank, Sr. Unsec’d. Notes	4.050%		11/03/25	2,720	2,865,712

A792

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
SunTrust Banks, Inc., Sr. Unsec’d. Notes	4.000%	05/01/25	12,080	$12,638,858
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes	3.900%	11/20/23	7,500	7,801,718
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	9,005	9,297,040
US Bancorp, Sr. Unsec’d. Notes, MTN(a)	3.950%	11/17/25	8,150	8,596,312
US Bank NA, Sr. Unsec’d. Notes	2.800%	01/27/25	19,685	19,608,884

				695,287,563

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	6,255	6,360,397
Constellation Brands, Inc., Gtd. Notes(a)	4.650%	11/15/28	10,000	10,588,329
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%	05/25/23	10,380	10,678,188

				27,626,914

Biotechnology — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	2,640	2,497,348
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	4,500	4,620,033
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,643,716
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	5,625	5,713,368
Celgene Corp., Sr. Unsec’d. Notes	2.750%	02/15/23	325	321,874
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	7,315	7,388,632
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	12,500	12,781,239
Celgene Corp., Sr. Unsec’d. Notes	3.900%	02/20/28	10,000	10,209,334
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	5,679,251

				55,854,795

Building Materials — 0.2%
Johnson Controls International PLC, Sr. Unsec’d. Notes(a)	3.900%	02/14/26	880	900,288
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	663,587
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/15/22	2,767	2,838,292
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	5,000	5,077,500

				9,479,667

Chemicals — 2.3%
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	1,877	1,959,119
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	2,001,350
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	4.550%	11/30/25	2,000	2,110,378
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A(a)	4.800%	11/30/28	7,030	7,544,505
DowDuPont, Inc., Sr. Unsec’d. Notes	4.205%	11/15/23	30,970	32,386,296
DowDuPont, Inc., Sr. Unsec’d. Notes	4.725%	11/15/28	10,000	10,803,924
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	10,796	11,050,048
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%	04/15/24	11,000	12,008,057
Mosaic Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/23	3,295	3,419,680
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	783,858
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,672	4,607,526
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	6,049,269
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.000%	12/15/26	5,000	5,059,946
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	805	831,323

				100,615,279

A793

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services — 0.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	5,950	$5,765,702
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	2,445	2,470,356
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125%	08/01/23	8,830	9,005,187
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	2,910	2,989,790
United Rentals North America, Inc., Gtd. Notes	4.625%	10/15/25	7,300	7,208,750

				27,439,785

Diversified Financial Services — 0.9%
American Express Co., Sr. Unsec’d. Notes	3.700%	08/03/23	11,770	12,061,469
CDP Financial, Inc. (Canada), Gtd. Notes	3.150%	07/24/24	3,765	3,858,711
Jefferies Group LLC, Sr. Unsec’d. Notes(a)	5.125%	01/20/23	2,280	2,415,299
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150%	01/23/30	8,650	7,919,337
Nuveen LLC, Gtd. Notes, 144A	4.000%	11/01/28	6,515	6,949,920
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650%	02/16/21	4,645	4,663,591

				37,868,327

Electric — 6.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950%	06/01/28	4,765	4,964,298
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,485	2,457,366
Ameren Illinois Co., First Mortgage	3.800%	05/15/28	8,850	9,298,148
American Electric Power Co., Inc., Sr. Unsec’d. Notes	3.650%	12/01/21	3,925	4,003,943
Atlantic City Electric Co., First Mortgage	4.000%	10/15/28	7,940	8,389,554
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	4.250%	11/01/28	6,480	6,701,643
Consumers Energy Co., First Mortgage	3.800%	11/15/28	12,000	12,643,784
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,483,069
DTE Energy Co., Sr. Unsec’d. Notes	3.700%	08/01/23	6,650	6,807,789
Duke Energy Carolinas LLC, First Mortgage	3.950%	11/15/28	2,150	2,289,247
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	7,175	7,099,601
Duke Energy Florida LLC, First Mortgage	3.800%	07/15/28	6,750	7,046,822
Duke Energy Ohio, Inc., First Mortgage	3.650%	02/01/29	21,220	22,029,014
Duke Energy Progress LLC, First Mortgage(a)	3.250%	08/15/25	7,140	7,298,552
Duke Energy Progress LLC, First Mortgage(a)	3.700%	09/01/28	3,980	4,151,558
Entergy Louisiana LLC, Collateral Trust	3.250%	04/01/28	445	444,191
Entergy Texas, Inc., First Mortgage	4.000%	03/30/29	42,400	43,993,523
Eversource Energy, Sr. Unsec’d. Notes	4.250%	04/01/29	6,975	7,408,541
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	781,750
Florida Power & Light Co., First Mortgage	3.125%	12/01/25	13,148	13,341,649
Indiana Michigan Power Co., Sr. Unsec’d. Notes	3.850%	05/15/28	4,400	4,590,327
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100%	09/26/28	8,000	8,361,853
Kentucky Utilities Co., First Mortgage	3.300%	10/01/25	2,150	2,178,903
Louisville Gas & Electric Co., First Mortgage	3.300%	10/01/25	3,065	3,118,179
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.300%	01/15/29	12,210	12,779,167
MidAmerican Energy Co., First Mortgage	3.650%	04/15/29	8,000	8,325,458
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,272,633
PSEG Power LLC, Gtd. Notes	3.850%	06/01/23	8,065	8,270,258
Sempra Energy, Sr. Unsec’d. Notes	3.400%	02/01/28	10,000	9,645,038
Southwestern Electric Power Co., Sr. Unsec’d. Notes	4.100%	09/15/28	5,000	5,198,688
State Grid Overseas Investment 2013 Ltd (China), Gtd. Notes	3.125%	05/22/23	2,000	2,002,426
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	5,018

A794

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	$3,393,560
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,903,221
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	5,120,790

				261,799,561

Electronics — 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150%	06/15/23	3,440	3,500,693

Foods — 0.3%
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	655	656,540
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	9,915	9,241,817
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.900%	09/28/23	4,310	4,440,057

				14,338,414

Gas — 0.1%
Southern California Gas Co., First Mortgage	3.200%	06/15/25	3,300	3,289,451

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	4,120	4,282,833
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,437,509
Stryker Corp., Sr. Unsec’d. Notes	3.375%	11/01/25	8,000	8,129,083

				17,849,425

Healthcare-Services — 1.8%
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	7,315	7,400,462
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	10,099,664
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,379,742
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,657,181
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	129,548
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	14,147,420
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	6,180	6,404,025
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.500%	02/15/24	7,740	7,967,335
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	11,273	11,767,074

				78,952,451

Housewares — 0.3%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	13,700,287

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	12,315	12,323,306
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,463,154
CNA Financial Corp., Sr. Unsec’d. Notes	3.950%	05/15/24	18,885	19,191,522
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%	02/01/29	5,835	6,068,362
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	357,512
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,648,534
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,512,191
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,668,807
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,181,726
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	720,671
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	529,635

				51,665,420

A795

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging — 0.0%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,320	$1,325,176

Media — 2.8%
CBS Corp., Gtd. Notes	2.500%		02/15/23	2,500	2,439,650
CBS Corp., Gtd. Notes	3.700%		08/15/24	5,000	5,082,397
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27	4,000	4,151,200
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%		03/15/28	24,000	23,814,367
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%		07/23/25	20,925	22,079,594
Comcast Corp., Gtd. Notes(a)	3.150%		02/15/28	4,675	4,574,562
Comcast Corp., Gtd. Notes	3.375%		08/15/25	1,735	1,757,719
Comcast Corp., Gtd. Notes	3.950%		10/15/25	5,000	5,229,100
Comcast Corp., Gtd. Notes	4.150%		10/15/28	14,625	15,393,366
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%		08/15/24	6,000	5,972,763
Sinclair Television Group, Inc., Gtd. Notes	5.375%		04/01/21	3,000	3,000,000
Viacom, Inc., Sr. Unsec’d. Notes	3.125%		06/15/22	2,000	1,995,418
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		12/15/21	1,100	1,123,655
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	5,000	5,197,941
Walt Disney Co. (The), Gtd. Notes, 144A	3.700%		10/15/25	650	674,258
Warner Media LLC, Gtd. Notes	3.600%		07/15/25	14,600	14,563,385
Warner Media LLC, Gtd. Notes	3.800%		02/15/27	3,265	3,251,718
Warner Media LLC, Gtd. Notes	4.000%		01/15/22	1,720	1,767,498

					122,068,591

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(ff)	10/19/75	1,360	1,417,188

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	2,675	2,681,687

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	4,485	4,387,496
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%		07/18/20	1,230	1,217,257
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23	445	439,429
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.250%		02/11/22	4,290	4,304,028

					10,348,210

Oil & Gas — 2.4%
BP Capital Markets America, Inc., Gtd. Notes	3.790%		02/06/24	10,625	11,026,333
BP Capital Markets America, Inc., Gtd. Notes	3.796%		09/21/25	2	2,073
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%		08/15/22	895	876,888
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	4,950	4,866,103
Concho Resources, Inc., Gtd. Notes	3.750%		10/01/27	2,305	2,286,186
Concho Resources, Inc., Gtd. Notes	4.300%		08/15/28	23,512	24,253,487
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%		05/15/22	8,511	8,592,041

A796

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	$6,150,369
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%	01/15/26	11,418	12,087,945
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,675,337
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	927,051
Helmerich & Payne, Inc., Gtd. Notes	4.650%	03/15/25	1,930	2,014,430
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,298,650
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	2,939,625
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	9,155	9,375,519
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,607,585
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,034,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,057,667
Valero Energy Corp., Sr. Unsec’d. Notes	4.350%	06/01/28	7,335	7,615,831

				102,687,120

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	1,140	1,132,570
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,415,178

				2,547,748

Packaging & Containers — 0.3%
WestRock RKT LLC, Gtd. Notes	4.900%	03/01/22	775	809,847
WRKCo, Inc., Gtd. Notes(a)	4.650%	03/15/26	12,590	13,340,607

				14,150,454

Pharmaceuticals — 5.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,027,888
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	19,840,373
AbbVie, Inc., Sr. Unsec’d. Notes	4.250%	11/14/28	13,000	13,277,726
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	2,055	2,073,505
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	13,400	13,079,534
Cigna Corp., Gtd. Notes, 144A	4.125%	11/15/25	9,000	9,314,845
Cigna Corp., Gtd. Notes, 144A	4.375%	10/15/28	31,200	32,362,828
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	11,463,943
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	31,170	31,583,048
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	13,046,493
Mylan, Inc., Gtd. Notes	4.550%	04/15/28	21,730	21,125,944
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	18,110	17,872,515
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	14,730	14,244,012
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400%	11/26/23	7,060	7,411,651
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.000%	11/26/28	11,600	12,575,057

				220,299,362

Pipelines — 3.6%
Energy Transfer Operating LP, Gtd. Notes	4.950%	06/15/28	26,825	28,135,244
Energy Transfer Operating LP, Gtd. Notes	5.250%	04/15/29	11,550	12,385,485
Energy Transfer Operating LP, Gtd. Notes	5.500%	06/01/27	5,000	5,417,164
Enterprise Products Operating LLC, Gtd. Notes	4.150%	10/16/28	29,750	31,263,599
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750%	07/15/23	1,925	1,963,278

A797

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	$4,377,680
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%	03/01/28	23,956	24,746,496
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,930,268
MPLX LP, Sr. Unsec’d. Notes	4.000%	03/15/28	720	715,523
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	2,998,771
MPLX LP, Sr. Unsec’d. Notes	4.800%	02/15/29	6,830	7,189,823
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	9,837	9,920,543
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,683,692
ONEOK, Inc., Gtd. Notes	4.000%	07/13/27	1,535	1,538,018
ONEOK, Inc., Gtd. Notes	4.550%	07/15/28	5,000	5,170,943
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.650%	10/15/25	2,185	2,276,404
Spectra Energy Partners LP, Gtd. Notes(a)	4.750%	03/15/24	4,340	4,614,237
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes.	4.000%	03/15/28	3,610	3,683,716
Valero Energy Partners LP, Gtd. Notes	4.500%	03/15/28	4,255	4,401,107
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,603,147

				157,015,138

Real Estate Investment Trusts (REITs) — 1.1%
Boston Properties LP, Sr. Unsec’d. Notes	4.500%	12/01/28	10,400	11,033,916
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	3,750	3,740,613
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.850%	02/01/25	5,575	5,548,816
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	1,097	1,117,843
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	04/15/25	5,035	5,212,766
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,573,125
Ventas Realty LP, Gtd. Notes	4.400%	01/15/29	8,035	8,367,212
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,372,814

				47,967,105

Retail — 0.1%
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	5,295	5,276,275

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,518,370

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.625%	01/15/24	12,000	11,969,142
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	04/15/21	1,285	1,283,484
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	10/15/22	995	990,453
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	4.625%	06/15/22	5,000	5,173,000

				19,416,079

Software — 1.8%
Fiserv, Inc., Sr. Unsec’d. Notes	3.500%	10/01/22	4,556	4,614,699
Fiserv, Inc., Sr. Unsec’d. Notes	3.800%	10/01/23	6,050	6,200,970
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	9,044	8,768,084
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	23,586	23,590,894

A798

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Microsoft Corp., Sr. Unsec’d. Notes(h)	3.125%	11/03/25	35,000	$35,811,145

				78,985,792

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,875	1,911,610
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3	3,061
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	02/15/30	32,023	32,390,567
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	3,888,800
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	1,750	1,763,475
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,824,120
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	369	373,346
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.329%	09/21/28	30,000	31,726,093
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,950	2,061,138
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.016%	12/03/29	2,437	2,507,115

				80,449,325

Transportation — 0.2%
Union Pacific Corp., Sr. Unsec’d. Notes	3.950%	09/10/28	10,000	10,483,299

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	1,865	1,868,938
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	6,020	6,195,738

				8,064,676

Water — 0.3%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	12,733,117

TOTAL CORPORATE BONDS (cost $2,304,891,897)				2,388,360,940

MUNICIPAL BONDS — 1.0%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,380	7,677,501

California — 0.3%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,178,502
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	5,800	8,785,144

				12,963,646

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, BABs	5.844%	11/01/50	2,895	3,943,714

A799

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%		08/01/40	1,400	$1,582,966

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%		08/01/36	2,000	2,395,020

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	1,300	1,567,917
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%		12/01/34	2,000	2,273,660

					3,841,577

Oregon — 0.0%
State of Oregon Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	500	644,900

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	4,000	5,067,960

Texas — 0.0%
San Antonio Electric & Gas, Revenue Bonds	4.427%		02/01/42	1,750	1,968,295

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%		11/01/39	2,330	2,965,927

TOTAL MUNICIPAL BONDS (cost $39,914,954)					43,051,506

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%
Alternative Loan Trust, Series 2005-38, Class A3, 1 Month LIBOR + 0.350%	2.836%	(c)	09/25/35	3,058	2,930,462
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	4.186%	(c)	10/25/27	1,148	1,158,493
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	4.086%	(c)	04/25/28	3,140	3,152,725
Bellemeade Re Ltd. (Bermuda), Series 2018-2A, Class M1A, 1 Month LIBOR + 0.950%, 144A	3.436%	(c)	08/25/28	1,986	1,987,491
Bellemeade Re Ltd. (Bermuda), Series 2018-2A, Class M1B, 1 Month LIBOR + 1.350%, 144A	3.836%	(c)	08/25/28	750	750,220
Bellemeade Re Ltd. (Bermuda), Series 2018-3A, Class M1A, 1 Month LIBOR + 1.200%, 144A	3.686%	(c)	10/25/27	1,760	1,758,909
Bellemeade Re Ltd. (Bermuda), Series 2018-3A, Class M1B, 1 Month LIBOR + 1.850%, 144A	4.336%	(c)	10/25/27	2,670	2,681,586
Central Park Funding Trust, Series 2018-1, Class A, 1 Month LIBOR + 1.500%, 144A^	3.989%	(c)	11/01/23	20,400	20,400,000
CIM Trust, Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489%	(c)	12/25/57	6,414	6,455,950
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489%	(c)	01/25/57	4,209	4,272,471
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,394	3,319,800
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	3,772	2,630,892
CSMC Trust, Series 2018-RPL9, Class A, 144A	3.850%	(cc)	09/25/57	4,824	4,897,094

A800

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMCM Trust, Series 2018-RPL4, 144A	3.751%	(cc)	07/25/50	6,757	$6,813,252
Eagle Re Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.700%, 144A	4.186%	(c)	11/25/28	5,000	5,018,346
Freddie Mac STACR Trust, Series 2019-DNA1, Class M2, 1 Month LIBOR + 2.650%, 144A	5.136%	(c)	01/25/49	2,610	2,651,542
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	4.336%	(c)	10/25/27	1,659	1,676,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.836%	(c)	03/25/29	2,250	2,269,593
Home Re Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.600%, 144A	4.086%	(c)	10/25/28	1,770	1,773,340
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	4.391%	(cc)	02/25/35	2,783	2,749,806
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.934%	(cc)	08/25/36	607	561,503
JPMorgan Mortgage Trust, Series 2018-7FRB, Class A2, 1 Month LIBOR + 0.750%, 144A	3.240%	(c)	04/25/46	1,632	1,629,138
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.690%	(c)	08/25/46	2,828	2,789,998
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	4.252%	(c)	09/01/22	1,776	1,784,422
MetLife Securitization Trust, Series 2018-1A, Class A, 144A	3.750%	(cc)	03/25/57	2,338	2,368,032
New Residential Mortgage Loan Trust, Series 2018-2A, Class A1, 144A	4.500%	(cc)	02/25/58	2,790	2,870,385
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Month LIBOR + 0.750%, 144A	3.236%	(c)	01/25/48	762	756,764
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 144A	3.500%	(cc)	12/25/57	18,612	18,706,407
Oaktown Re II Ltd. (Bermuda), Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A	4.036%	(c)	07/25/28	1,100	1,097,134
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	3.136%	(c)	06/25/57	2,873	2,851,650
Radnor Re Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.886%	(c)	03/25/28	1,020	1,018,057
Radnor Re Ltd. (Bermuda), Series 2019-1, Class M1A, 1 Month LIBOR + 1.250%, 144A	3.736%	(c)	02/25/29	5,100	5,099,994
STACR Trust, Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A	3.236%	(c)	09/25/48	3,390	3,386,507
STACR Trust, Series 2018-HRP2, Class M1, 1 Month LIBOR + 0.850%, 144A	3.336%	(c)	02/25/47	4,150	4,149,996
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1	3.857%	(cc)	09/25/36	1,753	1,661,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1	4.704%	(cc)	07/25/36	1,005	1,009,065

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $130,521,428)					131,088,699

SOVEREIGN BONDS — 3.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	8,845	8,778,662
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,082,500

A801

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Export-Import Bank of India (India), Sr. Unsec’d. Notes, EMTN	2.750%	04/01/20	3,350	$3,335,726
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23	5,414	5,839,703
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.250%	01/29/20	20,730	21,320,805
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21	8,900	9,477,859
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	3,925	4,067,144
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%	04/25/22	2,695	2,728,898
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.750%	01/08/26	250	264,056
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22	2,500	2,531,445
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24	10,000	11,029,550
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	2.125%	04/13/21	2,200	2,175,657
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN	2.125%	10/25/23	6,000	5,842,200
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	3.250%	04/24/23	2,000	2,041,690
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	5,710	5,704,290
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes	6.125%	03/09/21	10,400	10,998,894
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	3,000	3,084,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	5,720,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	6,000	6,267,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34	2,000	2,666,022
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125%	10/15/24	11,500	12,530,561
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300%	03/15/28	2,340	2,426,840
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.400%	10/17/23	4,825	4,993,216
Province of Quebec (Canada), Debentures	7.125%	02/09/24	12,200	14,565,815
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.500%	04/23/28	4,085	4,365,182
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%	09/27/23	5,000	5,558,000
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	3,000	3,180,504
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	4,030	3,959,814
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250%	06/01/23	1,600	1,632,702

TOTAL SOVEREIGN BONDS (cost $167,414,989)				170,168,735

A802

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank(k)	3.250%		11/16/28	10,000	$10,520,205
Federal Home Loan Mortgage Corp.	6.250%		07/15/32	500	689,665
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	20,000	26,298,838
Federal National Mortgage Assoc	6.625%		11/15/30	346	476,464

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,408,082)					37,985,172

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes	2.625%		02/15/29	19,730	20,092,231
U.S. Treasury Strips Coupon(k)	3.176%	(s)	08/15/40	7,180	3,941,385

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,810,485)					24,033,616

TOTAL LONG-TERM INVESTMENTS (cost $4,198,802,679)					4,310,826,210

				Shares

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MUTUAL FUNDS — 2.1%
PGIM Core Ultra Short Bond Fund(w)				22,790,109	22,790,109
PGIM Institutional Money Market Fund (cost $66,808,359; includes $66,647,321 of cash collateral for securities on loan)(b)(w)				66,798,597	66,811,956

TOTAL AFFILIATED MUTUAL FUNDS (cost $89,598,468)					89,602,065

OPTIONS PURCHASED~* — 0.0% (cost $618,071)					1,804,188

TOTAL SHORT-TERM INVESTMENTS (cost $90,216,539)					91,406,253

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.0% (cost $4,289,019,218)					4,402,232,463

OPTIONS WRITTEN~* — (0.1)% (premiums received $3,198,248)					(2,372,040)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.9% (cost $4,285,820,970)					4,399,860,423
Liabilities in excess of other assets(z) — (0.9)%					(40,925,230)

NET ASSETS — 100.0%					$4,358,935,193

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $30,985,048 and 0.7% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,023,759; cash collateral of $66,647,321 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is

A803

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded:

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.00	1,084	2,168	$16,939
2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.63	1,084	2,168	423,439
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	1,887	1,887	117,938

Total Exchange Traded (cost $526,129)						$558,316

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,800	$54,435
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	6,500	33,649
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	74,875
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	72,817
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	171,555
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	371,232
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	388,240
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	79,069

Total OTC Traded (cost $91,942)							$1,245,872

Total Options Purchased (cost $618,071)							$1,804,188

Options Written:

Exchange Traded:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

2 Year U.S. Treasury Notes Futures	Put	04/26/19	$106.25	2,168	4,336	$(135,500)

(premiums received $132,248)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value

CDX.NA.HY.31.V1, 12/20/23	Put	Bank of America, N.A.	05/15/19	$99.00	5.00%(Q	)	CDX.NA.HY .31.V1(Q)	50,000	$(38,215)

A804

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.31.V3, 12/20/23	Put	BNP Paribas S.A.	04/17/19	$100.00	5.00%(Q)	CDX.NA.HY .31.V1(Q)	250,000	$(6,717)
CDX.NA.HY.32.V1, 12/20/23	Put	Bank of America, N.A.	06/19/19	$100.00	5.00%(Q)	CDX.NA.HY .32.V1(Q)	1,000,000	(2,191,608)

Total OTC Swaptions Written (premiums received $3,066,000)								$(2,236,540)

Total Options Written (premiums received $3,198,248)								$(2,372,040)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,783	5 Year U.S. Treasury Notes	Jun. 2019	$ 554,005,946	$4,713,040
10,545	10 Year U.S. Treasury Notes	Jun. 2019	1,309,886,719	17,057,801
1,225	10 Year U.S. Ultra Treasury Notes	Jun. 2019	162,657,031	3,237,508
1,288	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	216,384,000	7,294,496

				32,302,845

Short Positions:
1,385	2 Year U.S. Treasury Notes	Jun. 2019	295,134,844	(932,021)
2,380	20 Year U.S. Treasury Bonds	Jun. 2019	356,181,875	(9,161,119)

				(10,093,140)

				$22,209,705

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	500,000	$(8,194,915)	$(9,045,167)	$(850,252)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M	)	50,000	$(439,191)	$1,112,711	$(1,551,902)	Credit Suisse International
CMBX.NA.11.AAA	11/18/54	0.500%(M	)	50,000	(101,392)	513,217	(614,609)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M	)	25,000	113,194	218,924	(105,730)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M	)	25,000	113,194	224,102	(110,908)	JP Morgan Securities LLC
CMBX.NA.12.AAA	08/17/61	0.500%(M	)	100,000	452,778	376,187	76,591	Morgan Stanley & Co. International PLC

					$138,583	$2,445,141	$(2,306,558)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

A805

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
52,085	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$—	$(248,259)	$(248,259)
18,340	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(5,096)	(113,118)	(108,022)
14,290	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(159,060)	(159,060)
113,130	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	1,341	(1,287,382)	(1,288,723)
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	51,245	69,308
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	72,209	52,720
102,060	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	362,344	362,344
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	9,874	9,874
38,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	138,038	275,176	137,138

27,355	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	104,341	188,191	83,850

5,225	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	37,910	37,910

14,865	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	29,788	(104,661)	(134,449)

20,640	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(427,499)	(427,499)

4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(111,086)	(111,086)

34,268	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(23,773)	(1,624,317)	(1,600,544)

54,133	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	4,036	(2,576,577)	(2,580,613)

19,965	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	15,752	(944,914)	(960,666)

39,465	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	38,437	(554,066)	(592,503)

10,185	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	47,061	47,061

20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	398,128	126,055

9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	9,782	16,141

3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	26,298	26,298

2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	39,026	34,920

3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	83,534	83,534

785	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(380)	(380)

46,761	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(283,319)	(1,826,079)	(1,542,760)

A806

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
34,768	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	$—	$(1,296,747)	$(1,296,747)
290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(6,022)	(6,022)

				$290,791	$(9,679,389)	$(9,970,180)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$39,962,457

A807

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%

COMMON STOCKS — 53.5%
Argentina — 0.1%
MercadoLibre, Inc.*	4,901	$2,488,385

Australia — 0.4%
AGL Energy Ltd.	3,644	56,307
Alumina Ltd.	37,717	64,944
Amcor Ltd.	10,586	115,702
AMP Ltd.	16,117	24,029
APA Group	9,651	68,393
Aristocrat Leisure Ltd.	2,352	40,937
ASX Ltd.	767	38,060
Aurizon Holdings Ltd.	22,596	73,009
Australia & New Zealand Banking Group Ltd.	22,078	408,185
Bendigo & Adelaide Bank Ltd.	3,116	21,407
BHP Group Ltd.	189,628	5,183,825
BHP Group PLC	11,861	285,857
Boral Ltd.	7,337	23,953
Brambles Ltd.	10,749	89,810
Caltex Australia Ltd.	2,603	48,468
Challenger Ltd.	3,352	19,717
Coca-Cola Amatil Ltd.	7,649	46,983
Cochlear Ltd.	619	76,328
Coles Group Ltd.*	7,553	63,226
Commonwealth Bank of Australia	11,772	590,532
Computershare Ltd.	5,946	71,998
CSL Ltd.	3,184	442,178
Dexus, REIT	7,268	65,758
Fortescue Metals Group Ltd.	6,000	30,355
Goodman Group, REIT	14,188	134,499
GPT Group (The), REIT	6,372	28,090
Incitec Pivot Ltd.	8,743	19,349
Insurance Australia Group Ltd.	12,596	68,589
Lendlease Group	3,856	33,896
Macquarie Group Ltd.	2,406	221,032
Medibank Private Ltd.	15,309	29,976
Mirvac Group, REIT	46,151	90,059
National Australia Bank Ltd.	19,455	349,202
Newcrest Mining Ltd.	4,996	90,248
Oil Search Ltd.	110,717	614,998
Orica Ltd.	4,139	51,811
Origin Energy Ltd.	10,763	54,807
QBE Insurance Group Ltd.	12,460	108,856
Ramsay Health Care Ltd.	1,204	55,061
REA Group Ltd.	789	41,808
Rio Tinto Ltd.	3,503	243,778
Rio Tinto PLC	13,376	779,417
Santos Ltd.	10,400	50,241
Scentre Group, REIT	47,883	139,671
Sonic Healthcare Ltd.	1,708	29,786
South32 Ltd.	45,410	119,919
Stockland, REIT	17,323	47,357
Suncorp Group Ltd.	12,003	117,370
Sydney Airport	12,524	66,056
Tabcorp Holdings Ltd.	16,427	53,892
Telstra Corp. Ltd.	30,392	71,613
TPG Telecom Ltd.	4,991	24,577
Transurban Group	17,579	164,881

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Treasury Wine Estates Ltd.	3,581	$37,991
Vicinity Centres, REIT	20,214	37,333
Wesfarmers Ltd.	7,553	185,916
Westpac Banking Corp.	22,651	416,541
Woodside Petroleum Ltd.	5,107	125,327
Woolworths Group Ltd.	10,463	225,972

		12,879,880

Austria — 0.1%
Erste Group Bank AG*	39,235	1,444,253

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	3,504	294,758
KBC Group NV	52,226	3,656,456

		3,951,214

Brazil — 0.4%
Ambev SA	65,629	282,104
Ambev SA, ADR	320,070	1,376,301
B3 SA - Brasil Bolsa Balcao	53,266	433,708
Cielo SA	63,400	153,345
Engie Brasil Energia SA	19,334	211,988
Equatorial Energia SA	14,192	289,433
Itau Unibanco Holding SA (Class H Stock), ADR	512,757	4,517,389
Kroton Educacional SA	93,764	250,973
Lojas Renner SA	150,518	1,673,810
Raia Drogasil SA	55,829	927,263
TIM Participacoes SA, ADR	9,519	143,547
Ultrapar Participacoes SA	71,330	852,969
Vale SA, ADR	68,615	896,112
WEG SA	227,305	1,044,987

		13,053,929

Canada — 0.3%
Advanz Pharma Corp.*	607	10,550
Agnico Eagle Mines Ltd.	1,646	71,563
Alimentation Couche-Tard, Inc. (Class B Stock)	3,506	206,527
ARC Resources Ltd.	2,666	18,194
Bank of Montreal	4,949	370,300
Bank of Nova Scotia (The)	8,977	477,887
Barrick Gold Corp.	8,418	115,402
BCE, Inc.	949	42,140
Brookfield Asset Management, Inc. (Class A Stock)	7,226	336,656
Canadian Imperial Bank of Commerce	3,292	260,138
Canadian National Railway Co.	6,017	538,642
Canadian Natural Resources Ltd., (XTSE)	8,328	228,648
Canadian Pacific Railway Ltd., (NYSE)	1,456	299,980
Canadian Pacific Railway Ltd., (XTSE)	1,231	253,634
Canadian Tire Corp. Ltd. (Class A Stock)	644	69,390
Cenovus Energy, Inc.	6,787	58,914
CGI, Inc.*	1,885	129,588
Constellation Software, Inc.	171	144,915
Dollarama, Inc.	2,762	73,682
Enbridge, Inc.	6,397	231,687
Encana Corp.	5,886	42,636
Fairfax Financial Holdings Ltd.(a)	2,321	1,075,092
Fortis, Inc.	2,075	76,690

A808

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Franco-Nevada Corp.	1,498	$112,309
George Weston Ltd.	218	15,675
Gildan Activewear, Inc., (XTSE)	1,539	55,337
Goldcorp, Inc.	5,960	68,192
Great-West Lifeco, Inc.	2,654	64,267
Imperial Oil Ltd.	2,213	60,411
Intact Financial Corp.	945	79,965
Inter Pipeline Ltd.	2,212	36,598
Kinross Gold Corp.*	8,984	30,925
Loblaw Cos. Ltd.	1,617	79,764
Magna International, Inc.	3,428	166,917
Manulife Financial Corp.	14,830	250,801
Metro, Inc.	1,884	69,363
National Bank of Canada	2,637	119,009
Nutrien Ltd.	4,808	253,577
Open Text Corp.	2,152	82,627
Pembina Pipeline Corp.	3,170	116,448
Power Corp. of Canada	3,141	73,239
Power Financial Corp.	1,968	45,977
Restaurant Brands International, Inc.	1,541	100,254
Rogers Communications, Inc. (Class B Stock)	3,080	165,645
Royal Bank of Canada	10,841	817,892
Saputo, Inc.	2,251	76,726
Shaw Communications, Inc. (Class B Stock)	3,376	70,256
SNC-Lavalin Group, Inc.	1,078	27,354
Sun Life Financial, Inc.	4,807	184,676
Suncor Energy, Inc.	11,994	388,716
Teck Resources Ltd. (Class B Stock)	4,703	108,816
Thomson Reuters Corp.	2,597	153,661
Toronto-Dominion Bank	13,528	734,127
TransCanada Corp.	5,495	246,799
Wheaton Precious Metals Corp.	3,345	79,623

		10,068,801

Chile — 0.0%
Banco Santander Chile, ADR	34,340	1,021,615
Cencosud SA	56,362	97,575
Cia Cervecerias Unidas SA, ADR	4,601	135,545

		1,254,735

China — 2.1%
3SBio, Inc., 144A	70,500	139,247
51job, Inc., ADR*(a)	3,902	303,888
AAC Technologies Holdings, Inc.	23,500	140,576
Alibaba Group Holding Ltd., ADR*(a)	64,423	11,753,976
ANTA Sports Products Ltd.	67,000	457,361
Baidu, Inc., ADR*	15,208	2,507,039
Bank of China Ltd. (Class H Stock)	1,939,000	880,876
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	179,800	193,641
BOC Hong Kong Holdings Ltd.	31,500	130,503
BOE Technology Group Co. Ltd. (Class A Stock)	194,300	112,800
China Conch Venture Holdings Ltd.	87,000	312,321
China Construction Bank Corp. (Class H Stock)	2,172,000	1,865,802
China Everbright International Ltd.	279,000	284,254

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Life Insurance Co. Ltd. (Class H Stock)	242,000	$651,178
China Longyuan Power Group Corp. Ltd. (Class H Stock)	375,000	261,404
China Merchants Bank Co. Ltd. (Class H Stock)	137,000	668,413
China Mobile Ltd.	86,500	880,876
China Oilfield Services Ltd. (Class H Stock)	210,000	227,120
China Overseas Land & Investment Ltd.	170,000	646,815
China Petroleum & Chemical Corp. (Class H Stock)	540,000	426,617
China Railway Group Ltd. (Class H Stock)	220,000	201,072
China Resources Land Ltd.	116,000	521,429
China Resources Power Holdings Co. Ltd.	106,000	159,494
China Shenhua Energy Co. Ltd. (Class H Stock)	168,500	384,354
China State Construction International Holdings Ltd.	94,000	88,410
China Unicom Hong Kong Ltd.	342,000	434,260
China Vanke Co. Ltd. (Class H Stock)	107,700	453,388
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	258,000	149,131
CNOOC Ltd.	129,000	241,524
Country Garden Holdings Co. Ltd.	332,000	521,674
CSPC Pharmaceutical Group Ltd.	136,000	254,091
Ctrip.com International Ltd., ADR*	10,436	455,949
ENN Energy Holdings Ltd.	31,700	306,607
Far East Horizon Ltd.	222,000	236,067
Focus Media Information Technology Co. Ltd. (Class A Stock)	87,900	82,275
Fosun International Ltd.	99,000	168,189
Geely Automobile Holdings Ltd.	228,000	436,044
Greentown Service Group Co. Ltd.	120,000	106,795
Guangdong Haid Group Co. Ltd. (Class A Stock)	32,695	137,216
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	48,430	232,443
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	22,400	141,096
Huayu Automotive Systems Co. Ltd. (Class A Stock)	30,700	93,248
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,680,000	1,232,071
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	27,001	117,118
JD.com, Inc., ADR*	50,870	1,533,731
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	26,280	255,737
Kingdee International Software Group Co. Ltd.	260,000	302,418
Kweichow Moutai Co. Ltd. (Class A Stock)	11,232	1,430,652
Luxshare Precision Industry Co. Ltd. (Class A Stock)	112,300	415,702
Midea Group Co. Ltd. (Class A Stock)	181,000	1,315,114
NetEase, Inc., ADR	1,068	257,869
Nexteer Automotive Group Ltd.	75,000	93,175
PetroChina Co. Ltd. (Class H Stock)	808,000	524,448
PICC Property & Casualty Co. Ltd. (Class H Stock)	320,000	363,958

A809

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Pinduoduo, Inc., ADR*(a)	8,296	$205,741
Ping An Bank Co. Ltd. (Class A Stock)	165,400	315,880
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	789,500	8,892,338
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	577,000	330,735
SAIC Motor Corp. Ltd. (Class A Stock)	47,402	184,156
Shanghai International Airport Co. Ltd. (Class A Stock)	18,537	171,463
Shenzhou International Group Holdings Ltd.	31,000	417,154
Sinopharm Group Co. Ltd. (Class H Stock)	76,000	317,246
Sunny Optical Technology Group Co. Ltd.	35,100	421,684
Tencent Holdings Ltd.	319,500	14,752,622
Wuxi Biologics Cayman, Inc., 144A*	44,500	437,511
Yangzijiang Shipbuilding Holdings Ltd.	15,000	16,641
Yum China Holdings, Inc.	38,867	1,745,517

		64,700,144

Colombia — 0.0%
Bancolombia SA, ADR	7,737	395,051

Czech Republic — 0.0%
Komercni banka A/S	6,174	252,503
Moneta Money Bank A/S, 144A	53,369	184,501

		437,004

Denmark — 0.2%
Carlsberg A/S (Class B Stock)	1,821	227,792
Chr Hansen Holding A/S	1,831	185,262
Novo Nordisk A/S (Class B Stock)	87,557	4,596,182
Novozymes A/S (Class B Stock)	4,356	200,829
Royal Unibrew A/S	20,482	1,512,777

		6,722,842

Finland — 0.2%
Elisa OYJ	5,922	267,289
Neste OYJ	27,494	2,933,899
Nokia OYJ	28,210	160,609
Nordea Bank Abp(a)	48,070	366,442
UPM-Kymmene OYJ	65,728	1,921,455
Wartsila OYJ Abp	16,656	269,077

		5,918,771

France — 1.9%
Accor SA	51,215	2,076,482
Air France-KLM*	127,964	1,442,447
Air Liquide SA	10,344	1,316,774
Airbus SE	41,133	5,456,573
Alstom SA	6,796	295,128
Arkema SA	2,395	228,403
AXA SA	92,863	2,340,728
BioMerieux	3,106	257,054
BNP Paribas SA	50,176	2,404,261
Capgemini SE	29,467	3,577,568
Casino Guichard Perrachon SA(a)	18,297	794,600
Cie Generale des Etablissements Michelin SCA	11,176	1,323,883
Eiffage SA	17,509	1,683,975
EssilorLuxottica SA	15,668	1,711,869
Faurecia SA	20,408	860,260

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Kering SA	5,902	$3,391,511
L’Oreal SA	10,713	2,886,199
LVMH Moet Hennessy Louis Vuitton SE	12,811	4,716,248
Orange SA	204,322	3,329,684
Pernod Ricard SA	18,181	3,266,773
Peugeot SA	53,547	1,309,510
Renault SA	6,773	449,015
Safran SA	29,985	4,119,055
Sanofi	7,379	652,788
Schneider Electric SE	34,338	2,696,912
Thales SA	3,764	451,534
TOTAL SA(a)	126,302	7,023,788
Unibail-Rodamco-Westfield, CDI, REIT	3,720	30,531
Valeo SA	7,646	222,265
Vinci SA	7,636	743,941
Vivendi SA	7,790	225,881

		61,285,640

Germany — 1.0%
adidas AG	11,076	2,697,255
Allianz SE	36,133	8,058,896
BASF SE	3,631	267,668
Bayer AG	4,940	319,647
Continental AG	13,368	2,013,035
Daimler AG	3,116	183,016
Deutsche Boerse AG	14,850	1,907,613
Deutsche Post AG	15,710	511,640
Deutsche Telekom AG	177,991	2,959,027
Fresenius Medical Care AG & Co. KGaA	19,071	1,543,329
Fresenius SE & Co. KGaA	7,523	420,923
Hannover Rueck SE	8,172	1,175,635
Infineon Technologies AG	20,917	416,393
Merck KGaA	2,550	291,145
MTU Aero Engines AG	5,965	1,353,652
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	9,333	2,211,196
RWE AG	15,072	404,262
SAP SE	45,076	5,218,412
Siemens AG	5,840	629,286

		32,582,030

Hong Kong — 0.6%
AIA Group Ltd.	1,142,000	11,428,794
ASM Pacific Technology Ltd.	2,500	28,060
Bank of East Asia Ltd. (The)	1,600	5,201
CK Asset Holdings Ltd.	320,000	2,845,973
CK Hutchison Holdings Ltd.	22,500	236,702
CK Infrastructure Holdings Ltd.	7,500	61,639
CLP Holdings Ltd.	15,500	179,676
Haier Electronics Group Co. Ltd.	52,000	151,700
Hang Lung Properties Ltd.	2,000	4,890
Hang Seng Bank Ltd.	7,100	175,560
Henderson Land Development Co. Ltd.	14,730	93,874
HKT Trust & HKT Ltd. (Class SS Stock)	20,000	32,168
Hong Kong & China Gas Co. Ltd.	75,910	182,121
Hong Kong Exchanges & Clearing Ltd.	7,700	269,125
Hongkong Land Holdings Ltd.	7,800	55,613
Jardine Matheson Holdings Ltd.	34,700	2,162,313
Kerry Properties Ltd.	11,000	49,352

A810

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Link REIT	13,000	$152,138
MTR Corp. Ltd.	8,000	49,556
New World Development Co. Ltd.	23,000	38,183
NWS Holdings Ltd.	16,000	35,104
Power Assets Holdings Ltd.	10,000	69,425
Sino Land Co. Ltd.	40,000	77,543
Sun Hung Kai Properties Ltd.	12,500	214,792
Swire Pacific Ltd. (Class A Stock)	7,000	90,356
Techtronic Industries Co. Ltd.	4,500	30,388
WH Group Ltd., 144A	33,500	35,920
Wharf Holdings Ltd. (The)	14,000	42,338
Wharf Real Estate Investment Co. Ltd.	13,000	96,958
Wheelock & Co. Ltd.	12,000	88,012
Yue Yuen Industrial Holdings Ltd.	9,000	31,008

		19,014,482

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	25,117	287,857
OTP Bank Nyrt	12,440	547,604
Richter Gedeon Nyrt	11,482	216,902

		1,052,363

India — 1.0%
Axis Bank Ltd.*	34,832	391,505
Bharat Heavy Electricals Ltd.	268,637	291,268
Coal India Ltd.	78,404	268,839
Container Corp. of India Ltd.	21,171	160,715
HCL Technologies Ltd.	25,554	401,790
HDFC Bank Ltd., ADR	128,353	14,877,396
Hindalco Industries Ltd.	59,554	176,882
Housing Development Finance Corp. Ltd.	41,135	1,170,665
IndusInd Bank Ltd.	12,635	324,785
Infosys Ltd., ADR(a)	469,607	5,132,805
ITC Ltd.	129,469	556,072
JSW Steel Ltd.	50,426	213,646
Larsen & Toubro Ltd.	24,370	488,241
Mahindra & Mahindra Financial Services Ltd.	33,869	206,324
Mahindra & Mahindra Ltd.	30,896	301,075
Mahindra & Mahindra Ltd., GDR	177,400	1,756,958
Marico Ltd.	56,722	284,326
Maruti Suzuki India Ltd.	4,425	426,782
Mindtree Ltd.	7,721	105,499
Oil & Natural Gas Corp. Ltd.	146,415	338,059
Petronet LNG Ltd.	75,730	275,560
Piramal Enterprises Ltd.	5,641	225,435
Power Grid Corp. of India Ltd.	125,153	357,362
Reliance Industries Ltd., GDR, 144A	16,941	681,629
Shriram Transport Finance Co. Ltd.	13,720	253,204
Tata Consultancy Services Ltd.	25,305	732,569
UltraTech Cement Ltd.	6,382	368,893
UPL Ltd.	11,200	155,257

		30,923,541

Indonesia — 0.2%
Astra International Tbk PT	3,152,700	1,622,237
Bank Central Asia Tbk PT	1,049,700	2,045,774
Bank Rakyat Indonesia Persero Tbk PT	8,048,400	2,333,936
Telekomunikasi Indonesia Persero Tbk PT	1,758,000	487,560

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Unilever Indonesia Tbk PT	250,600	$866,969
United Tractors Tbk PT	43,800	83,377

		7,439,853

Ireland — 0.1%
CRH PLC	14,504	450,592
James Hardie Industries PLC, CDI	4,493	57,859
Kerry Group PLC (Class A Stock)	3,043	340,134
Kingspan Group PLC	6,070	281,118
Ryanair Holdings PLC, ADR*	3,102	232,464

		1,362,167

Israel — 0.0%

Teva Pharmaceutical Industries Ltd., ADR*	5,798	90,913

Italy — 0.2%
Davide Campari-Milano SpA	24,184	237,604
Enel SpA	604,668	3,878,458
Eni SpA	144,524	2,558,261
Intesa Sanpaolo SpA	35,782	87,268
Snam SpA	45,597	234,491
UniCredit SpA	29,887	383,784

		7,379,866

Japan — 1.9%
AEON Financial Service Co. Ltd.	1,100	22,398
AGC, Inc.	2,600	91,033
Ajinomoto Co., Inc.	6,100	97,523
Alfresa Holdings Corp.	1,900	54,133
Amada Holdings Co. Ltd.(a)	7,400	73,246
Asahi Group Holdings Ltd.	61,600	2,744,307
Asahi Kasei Corp.	5,200	53,700
Astellas Pharma, Inc.	9,000	135,133
Bandai Namco Holdings, Inc.	4,500	210,980
Bridgestone Corp.	6,800	262,168
Canon, Inc.	5,900	171,072
Central Japan Railway Co.	800	185,787
Chubu Electric Power Co., Inc.	8,000	124,880
Chugai Pharmaceutical Co. Ltd.	1,100	76,139
Concordia Financial Group Ltd.	21,600	83,309
Dai Nippon Printing Co. Ltd.	1,500	35,895
Daicel Corp.	11,100	120,519
Dai-ichi Life Holdings, Inc.	6,100	84,778
Daiichi Sankyo Co. Ltd.	6,500	307,024
Daikin Industries Ltd.	25,400	2,982,051
Daito Trust Construction Co. Ltd.	700	97,473
Daiwa House Industry Co. Ltd.	6,800	216,112
Daiwa House REIT Investment Corp., REIT	13	28,828
Denso Corp.	1,700	66,282
Dentsu, Inc.	400	16,901
East Japan Railway Co.	3,200	308,696
Eisai Co. Ltd.	1,700	95,629
Electric Power Development Co. Ltd.	6,000	146,131
FANUC Corp.	12,200	2,082,323
Fast Retailing Co. Ltd.	500	235,221
FUJIFILM Holdings Corp.	4,600	209,251
Fujitsu Ltd.	400	28,855
Hakuhodo DY Holdings, Inc.	2,000	32,155
Hankyu Hanshin Holdings, Inc.	1,100	41,226
Hino Motors Ltd.	6,800	57,243

A811

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hisamitsu Pharmaceutical Co., Inc.	400	$18,404
Hitachi High-Technologies Corp.	2,000	81,798
Hitachi Ltd.	10,500	340,025
Honda Motor Co. Ltd.	76,600	2,072,513
Hoya Corp.	1,400	92,663
Inpex Corp.	2,000	18,939
ITOCHU Corp.(a)	16,200	293,252
J Front Retailing Co. Ltd.	9,400	111,920
Japan Airlines Co. Ltd.	4,000	140,856
Japan Exchange Group, Inc.	5,200	92,748
Japan Post Holdings Co. Ltd.	3,200	37,448
Japan Prime Realty Investment Corp., REIT	6	24,710
Japan Real Estate Investment Corp., REIT	8	47,149
Japan Retail Fund Investment Corp., REIT	23	46,223
Japan Tobacco, Inc.	7,400	183,417
JFE Holdings, Inc.	3,100	52,620
JTEKT Corp.(a)	2,100	25,849
JXTG Holdings, Inc.	39,300	179,228
Kao Corp.	39,900	3,148,689
Kawasaki Heavy Industries Ltd.	4,500	110,988
KDDI Corp.	9,900	213,077
Keikyu Corp.	1,500	25,447
Keyence Corp.	6,000	3,746,431
Kikkoman Corp.	400	19,650
Kintetsu Group Holdings Co. Ltd.	800	37,257
Kirin Holdings Co. Ltd.	6,300	150,221
Komatsu Ltd.	79,400	1,846,979
Kose Corp.	300	55,163
Kubota Corp.	131,700	1,908,905
Kyocera Corp.	1,400	82,214
Kyowa Hakko Kirin Co. Ltd.	6,800	148,538
M3, Inc.	4,900	82,440
Makita Corp.	51,700	1,802,231
Marui Group Co. Ltd.(a)	6,300	127,345
Mazda Motor Corp.	3,900	43,611
Mebuki Financial Group, Inc.	26,900	68,745
MEIJI Holdings Co. Ltd.	400	32,471
MINEBEA MITSUMI, Inc.	4,300	64,713
Mitsubishi Corp.	13,300	369,563
Mitsubishi Electric Corp.	18,700	240,364
Mitsubishi Estate Co. Ltd.	15,300	277,379
Mitsubishi Tanabe Pharma Corp.	1,100	14,711
Mitsubishi UFJ Financial Group, Inc.	94,400	467,624
Mitsui & Co. Ltd.	13,300	206,670
Mitsui Chemicals, Inc.(a)	5,600	135,210
Mitsui Fudosan Co. Ltd.	82,600	2,081,364
Mizuho Financial Group, Inc.	97,000	150,066
MS&AD Insurance Group Holdings, Inc.	2,900	88,140
Murata Manufacturing Co. Ltd.	5,400	269,350
Nexon Co. Ltd.*	4,400	68,950
NGK Spark Plug Co. Ltd.	4,700	87,241
Nidec Corp.(a)	20,700	2,625,133
Nintendo Co. Ltd.	1,000	285,124
Nippon Building Fund, Inc., REIT	9	60,919
Nippon Prologis REIT, Inc., REIT	11	23,413
Nippon Steel Corp.	7,500	132,466
Nippon Telegraph & Telephone Corp.	7,800	331,278
Nippon Yusen KK	3,700	54,199
Nissan Motor Co. Ltd.(a)	16,400	134,489

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nitori Holdings Co. Ltd.	700	$90,412
Nitto Denko Corp.	2,400	126,224
Nomura Holdings, Inc.	16,600	59,788
Nomura Real Estate Master Fund, Inc., REIT	27	39,740
Nomura Research Institute Ltd.	3,400	154,607
NSK Ltd.	4,300	40,271
NTT DOCOMO, Inc.(a)	13,400	296,955
Obayashi Corp.	11,900	119,844
Obic Co. Ltd.	200	20,155
Oji Holdings Corp.	6,800	42,236
Olympus Corp.(a)	8,800	95,536
Ono Pharmaceutical Co. Ltd.	4,100	80,416
Oriental Land Co. Ltd.	900	102,301
ORIX Corp.	15,600	223,899
Otsuka Corp.	4,000	149,288
Otsuka Holdings Co. Ltd.	5,300	208,287
Panasonic Corp.	25,500	219,819
Persol Holdings Co. Ltd.	6,800	110,296
Rakuten, Inc.	2,700	25,593
Recruit Holdings Co. Ltd.	65,600	1,876,046
Renesas Electronics Corp.*	13,800	63,827
Resona Holdings, Inc.	10,600	45,866
Ricoh Co. Ltd.	1,700	17,773
Rohm Co. Ltd.	1,500	93,582
Ryohin Keikaku Co. Ltd.	300	76,004
Santen Pharmaceutical Co. Ltd.	2,200	32,801
SBI Holdings, Inc.	1,600	35,703
Secom Co. Ltd.	500	42,827
Seibu Holdings, Inc.	7,900	138,289
Seiko Epson Corp.	3,800	58,135
Sekisui House Ltd.	5,300	87,692
Seven & i Holdings Co. Ltd.	7,600	286,770
Shimano, Inc.	400	65,073
Shimizu Corp.	4,100	35,643
Shin-Etsu Chemical Co. Ltd.	33,700	2,828,946
Shinsei Bank Ltd.	4,000	56,809
Shionogi & Co. Ltd.	900	55,836
Shiseido Co. Ltd.	39,300	2,838,120
Showa Denko KK	900	31,770
SMC Corp.	7,300	2,745,425
SoftBank Group Corp.	5,600	544,477
Sompo Holdings, Inc.	1,400	51,739
Sony Corp.	9,800	411,734
Stanley Electric Co. Ltd.	1,200	32,285
Subaru Corp.	600	13,672
SUMCO Corp.	3,100	34,518
Sumitomo Chemical Co. Ltd.	8,400	39,095
Sumitomo Electric Industries Ltd.	6,700	88,893
Sumitomo Metal Mining Co. Ltd.	2,800	82,663
Sumitomo Mitsui Financial Group, Inc.	94,600	3,307,499
Sumitomo Mitsui Trust Holdings, Inc.	3,900	140,129
Sumitomo Realty & Development Co. Ltd.	1,100	45,582
Suntory Beverage & Food Ltd.	800	37,532
Suzuken Co. Ltd.	1,600	92,796
Suzuki Motor Corp.	4,500	198,897
T&D Holdings, Inc.	9,600	100,747
Takeda Pharmaceutical Co. Ltd.	10,000	406,583
TDK Corp.	500	39,264

A812

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Terumo Corp.	600	$18,335
THK Co. Ltd.	1,900	47,070
Tohoku Electric Power Co., Inc.	5,300	67,559
Tokio Marine Holdings, Inc.	6,800	329,081
Tokyo Electric Power Co. Holdings, Inc.*	4,700	29,716
Tokyo Electron Ltd.	9,900	1,431,823
Tokyo Gas Co. Ltd.	4,700	127,036
Tokyu Corp.	10,500	183,386
Tokyu Fudosan Holdings Corp.	10,200	61,033
Toppan Printing Co. Ltd.	2,500	37,767
Toray Industries, Inc.	21,400	136,626
Toshiba Corp.	3,900	124,103
Toyota Industries Corp.	500	25,087
Toyota Motor Corp.	17,300	1,014,186
Toyota Tsusho Corp.	1,200	39,112
Unicharm Corp.	1,600	53,029
United Urban Investment Corp., REIT	20	31,578
Yahoo Japan Corp.	7,000	17,157
Yakult Honsha Co. Ltd.	400	27,977
Yamato Holdings Co. Ltd.	2,900	74,987
Yaskawa Electric Corp.	1,000	31,444
ZOZO, Inc.	800	15,063

		60,566,795

Luxembourg — 0.0%
Eurofins Scientific SE(a)	444	184,122

Macau — 0.1%
Galaxy Entertainment Group Ltd.	19,000	129,703
Sands China Ltd.	674,800	3,400,753
Wynn Macau Ltd.	11,600	27,439

		3,557,895

Malaysia — 0.1%
AirAsia Group Bhd.	186,800	121,939
CIMB Group Holdings Bhd.	144,500	182,525
Genting Malaysia Bhd.	78,600	61,648
Petronas Chemicals Group Bhd.	154,800	347,438
Public Bank Bhd.	241,000	1,367,006
Tenaga Nasional Bhd.	85,500	265,406

		2,345,962

Mexico — 0.2%
Alfa SAB de CV (Class A Stock)	164,985	174,928
America Movil SAB de CV (Class L Stock)	861,200	615,388
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	142,244	194,273
Cemex SAB de CV, ADR*	22,175	102,892
Fomento Economico Mexicano SAB de CV, ADR	19,446	1,794,477
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	40,097	355,477
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	16,575	267,861
Grupo Financiero Banorte SAB de CV (Class O Stock)	294,961	1,602,434
Grupo Mexico SAB de CV (Class B Stock)	150,607	412,321
Wal-Mart de Mexico SAB de CV	789,921	2,111,719

		7,631,770

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 0.9%
ABN AMRO Group NV, CVA, 144A	61,656	$1,391,920
Adyen NV, 144A*	1,868	1,468,324
Akzo Nobel NV	4,421	392,424
ASML Holding NV	28,258	5,321,974
ASR Nederland NV	34,525	1,439,682
Heineken NV	4,077	430,556
ING Groep NV	346,048	4,194,838
InterXion Holding NV*	12,948	864,020
Koninklijke Ahold Delhaize NV	61,369	1,632,995
Koninklijke Philips NV	6,875	280,841
NN Group NV	35,117	1,461,062
NXP Semiconductors NV	1,137	100,499
Royal Dutch Shell PLC (Class A Stock), (XLON)	225,537	7,091,423
Royal Dutch Shell PLC (Class B Stock)	18,376	581,378
Wolters Kluwer NV	5,896	401,955

		27,053,891

New Zealand — 0.0%
Auckland International Airport Ltd.	11,025	61,026
Fletcher Building Ltd.	8,320	28,026
Ryman Healthcare Ltd.	4,143	34,642
Spark New Zealand Ltd.	21,104	54,630

		178,324

Norway — 0.1%
DNB ASA	68,744	1,268,026
Telenor ASA	20,951	419,920

		1,687,946

Peru — 0.1%
Credicorp Ltd.	9,563	2,294,642

Philippines — 0.0%
Ayala Corp.	9,780	175,063
Ayala Land, Inc.	230,900	197,385
Bank of the Philippine Islands	55,380	88,892
Jollibee Foods Corp.	32,980	199,251
Security Bank Corp.	24,350	80,318
Universal Robina Corp.	61,200	177,319

		918,228

Poland — 0.0%
CCC SA	3,511	197,231
CD Projekt SA*	4,561	238,447
Dino Polska SA, 144A*	8,970	282,980
Polski Koncern Naftowy ORLEN SA	10,601	270,225

		988,883

Qatar — 0.0%
Qatar National Bank QPSC	3,951	195,813

Russia — 0.2%
Alrosa PJSC	211,810	298,472
Gazprom PJSC, ADR	46,158	208,634
LUKOIL PJSC, ADR	12,484	1,118,566
Magnit PJSC, GDR	18,254	257,783
Magnitogorsk Iron & Steel Works PJSC	146,812	100,759
MMC Norilsk Nickel PJSC, ADR	20,133	423,296
Mobile TeleSystems PJSC, ADR	35,075	265,167
Moscow Exchange MICEX-RTS PJSC*	180,292	250,597

A813

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Novatek PJSC, GDR	1,699	$291,445
Rosneft Oil Co. PJSC, GDR	20,143	126,707
Sberbank of Russia PJSC, ADR(a)	242,773	3,199,748
Severstal PJSC, GDR	11,104	173,999
Tatneft PJSC, ADR(a)	3,396	234,290
X5 Retail Group NV, GDR	8,237	205,666

		7,155,129

Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	17,700	38,014
BOC Aviation Ltd., 144A	24,700	201,796
CapitaLand Ltd.	29,100	78,505
CapitaLand Mall Trust, REIT	14,200	24,936
ComfortDelGro Corp. Ltd.	12,700	24,118
DBS Group Holdings Ltd.	165,300	3,086,026
Genting Singapore Ltd.	28,800	22,162
Jardine Cycle & Carriage Ltd.	600	14,409
Keppel Corp. Ltd.	14,400	66,230
Oversea-Chinese Banking Corp. Ltd.	27,200	221,759
Singapore Exchange Ltd.	2,800	15,123
Singapore Press Holdings Ltd.	5,500	9,792
Singapore Telecommunications Ltd.	55,900	124,702
United Overseas Bank Ltd.	8,800	163,515
Wilmar International Ltd.	20,600	50,305

		4,141,392

South Africa — 0.5%
Absa Group Ltd.	32,959	348,077
AngloGold Ashanti Ltd.	28,290	375,486
Bid Corp. Ltd.	91,027	1,880,796
Bidvest Group Ltd. (The)	76,060	1,021,307
Capitec Bank Holdings Ltd.	15,501	1,449,866
Clicks Group Ltd.	19,485	248,957
FirstRand Ltd.	658,188	2,880,795
Growthpoint Properties Ltd., REIT	144,523	244,867
Hyprop Investments Ltd., REIT	16,645	81,160
Mr. Price Group Ltd.	59,514	782,575
MTN Group Ltd.	15,986	98,384
Naspers Ltd. (Class N Stock)	11,489	2,657,895
Netcare Ltd.	75,297	121,787
Pick’n Pay Stores Ltd.	40,131	184,586
Redefine Properties Ltd., REIT	289,199	194,547
Sanlam Ltd.	233,328	1,193,383
Sappi Ltd.	30,607	141,522
Shoprite Holdings Ltd.	85,096	924,454
SPAR Group Ltd. (The)	18,086	240,827
Tiger Brands Ltd.	27,530	505,301
Vodacom Group Ltd.	41,375	320,022

		15,896,594

South Korea — 0.7%
BGF retail Co. Ltd.	1,212	233,618
Daelim Industrial Co. Ltd.	2,149	182,850
Hana Financial Group, Inc.	12,621	404,648
Hankook Tire Co. Ltd.	4,173	137,594
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	2,112	94,527
Hyundai Glovis Co. Ltd.	1,218	137,911

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Heavy Industries Holdings Co. Ltd.	553	$162,159
Hyundai Mobis Co. Ltd.	2,221	407,760
Hyundai Motor Co.	3,260	343,388
Industrial Bank of Korea	17,430	215,906
KB Financial Group, Inc.	14,503	535,118
Kia Motors Corp.	9,010	279,906
Korea Electric Power Corp.*	6,486	170,807
KT&G Corp.	4,798	436,749
LG Chem Ltd.	1,270	410,417
LG Corp.	5,821	397,252
LG Uplus Corp.	20,367	277,444
Lotte Chemical Corp.	1,343	344,077
Mando Corp.	5,727	144,430
NAVER Corp.	13,981	1,529,517
NCSoft Corp.	1,068	466,640
POSCO	2,494	555,469
Samsung Electronics Co. Ltd.	118,034	4,649,275
Samsung Electronics Co. Ltd., GDR	7,054	6,920,951
Samsung Fire & Marine Insurance Co. Ltd.	1,278	338,704
Samsung SDI Co. Ltd.	1,891	357,935
Shinhan Financial Group Co. Ltd.	14,506	536,455
SK Holdings Co. Ltd.	1,424	339,527
SK Hynix, Inc.	8,142	533,293
SK Innovation Co. Ltd.	1,127	178,177
S-Oil Corp.	4,023	317,319
Woori Financial Group, Inc.	15,371	185,939

		22,225,762

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	50,736	2,231,037
Amadeus IT Group SA	5,738	460,240
Banco Bilbao Vizcaya Argentaria SA	26,523	151,951
Banco Santander SA	443,028	2,067,737
Endesa SA	11,490	293,250
Iberdrola SA	93,978	824,907
Industria de Diseno Textil SA	83,997	2,472,158
Repsol SA	181,285	3,106,649
Telefonica SA	203,977	1,711,445

		13,319,374

Sweden — 0.2%
Atlas Copco AB (Class A Stock)	62,258	1,674,392
Epiroc AB (Class A Stock)*	80,383	811,431
Lundin Petroleum AB	43,373	1,472,394
Sandvik AB	23,904	389,454
SKF AB (Class B Stock)	13,114	218,088
Svenska Handelsbanken AB (Class A Stock)	6,572	69,376
Telefonaktiebolaget LM Ericsson (Class B Stock)	119,319	1,098,965
Volvo AB (Class B Stock)	67,961	1,054,479

		6,788,579

Switzerland — 1.7%
ABB Ltd.	89,917	1,693,783
Cie Financiere Richemont SA	30,667	2,235,298
Credit Suisse Group AG*	39,726	463,794
Glencore PLC*	138,879	576,570

A814

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Logitech International SA	29,264	$1,148,110
Lonza Group AG*	1,416	440,809
Nestle SA	166,553	15,881,913
Novartis AG	141,248	13,608,442
Roche Holding AG	42,338	11,696,955
Swisscom AG	3,668	1,797,341
UBS Group AG*	15,161	184,118
Zurich Insurance Group AG	9,884	3,277,634

		53,004,767

Taiwan — 1.0%
Asustek Computer, Inc.	31,000	224,289
Catcher Technology Co. Ltd.	49,000	377,945
Chailease Holding Co. Ltd.	84,000	344,220
Chicony Electronics Co. Ltd.	47,000	109,450
China Life Insurance Co. Ltd.	308,000	261,627
CTBC Financial Holding Co. Ltd.	734,000	487,540
Delta Electronics, Inc.	373,000	1,930,867
E.Sun Financial Holding Co. Ltd.	552,000	425,937
Formosa Chemicals & Fibre Corp.	85,000	308,894
Formosa Plastics Corp.	160,000	568,903
Fubon Financial Holding Co. Ltd.	270,000	403,493
Globalwafers Co. Ltd.	26,000	257,471
Hon Hai Precision Industry Co. Ltd.	132,000	316,242
Inventec Corp.	328,000	249,903
Largan Precision Co. Ltd.	11,000	1,651,137
Mega Financial Holding Co. Ltd.	226,000	205,732
Nan Ya Plastics Corp.	195,000	499,249
President Chain Store Corp.	180,000	1,775,003
Quanta Computer, Inc.	160,000	300,605
Taiwan Mobile Co. Ltd.	46,000	166,341
Taiwan Semiconductor Manufacturing Co. Ltd.	900,000	7,198,701
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	269,459	11,037,040
Uni-President Enterprises Corp.	122,000	296,453
Vanguard International Semiconductor Corp.	124,000	267,861
Yuanta Financial Holding Co. Ltd.	466,000	265,503

		29,930,406

Thailand — 0.2%
Kasikornbank PCL, NVDR	80,900	479,708
Minor International PCL, NVDR	225,700	277,587
PTT Exploration & Production PCL	39,600	156,379
PTT PCL, NVDR	385,400	584,608
Siam Cement PCL (The)	92,500	1,405,956
Siam Commercial Bank PCL (The)	341,700	1,422,952
Thai Oil PCL	79,500	174,334

		4,501,524

Turkey — 0.0%
BIM Birlesik Magazalar A/S	5,731	78,300
Ford Otomotiv Sanayi A/S	11,507	100,925
KOC Holding A/S	126,790	367,854
Tofas Turk Otomobil Fabrikasi A/S	37,163	114,402
Turkcell Iletisim Hizmetleri A/S	60,829	132,227

		793,708

United Arab Emirates — 0.0%
DP World PLC	8,129	129,778

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Emaar Properties PJSC	177,926	$227,202

		356,980

United Kingdom — 1.7%
3i Group PLC	28,672	368,012
AstraZeneca PLC	46,328	3,691,028
Aviva PLC	311,763	1,676,770
Barclays PLC	68,366	137,829
Beazley PLC	27,405	184,086
BP PLC	122,367	891,005
British American Tobacco PLC	9,918	413,329
Burberry Group PLC	134,176	3,417,222
Compass Group PLC	10,018	235,487
DCC PLC	2,286	197,761
Diageo PLC	148,271	6,063,291
GlaxoSmithKline PLC	225,830	4,693,551
HSBC Holdings PLC, (QMTF)	113,678	922,742
Imperial Brands PLC	15,035	514,325
InterContinental Hotels Group PLC	5,487	330,154
Intertek Group PLC	4,139	262,143
Johnson Matthey PLC	4,495	184,150
Legal & General Group PLC	532,755	1,913,777
Liberty Global PLC (Class A Stock)*	493	12,286
Liberty Global PLC (Class C Stock)*	2,691	65,149
Linde PLC (AQUIS)	19,984	3,507,095
Linde PLC (NYSE)	3,658	643,552
Lloyds Banking Group PLC	347,390	281,728
London Stock Exchange Group PLC	36,052	2,234,195
Mondi Ltd.	4,174	92,250
Prudential PLC	140,742	2,820,159
Reckitt Benckiser Group PLC	3,434	285,810
RELX PLC, (XAMS)	123,184	2,634,897
RELX PLC, (XLON)	26,360	563,976
Smith & Nephew PLC	100,933	2,003,500
SSE PLC	18,304	283,066
St. James’s Place PLC	12,912	173,142
Standard Chartered PLC	265,340	2,044,327
Taylor Wimpey PLC	154,117	352,581
Tesco PLC.	159,494	482,575
Unilever NV, CVA	20,190	1,175,203
Unilever PLC	89,866	5,154,593
Vodafone Group PLC	123,177	224,716
WPP PLC	94,676	1,001,365

		52,132,827

United States — 34.5%
3M Co.	576	119,681
Abbott Laboratories	4,117	329,113
AbbVie, Inc.	5,815	468,631
Acadia Healthcare Co., Inc.*(a)	31,523	923,939
Accenture PLC (Class A Stock)	29,040	5,111,621
Acushnet Holdings Corp.(a)	29,395	680,200
Adobe, Inc.*	3,142	837,312
Advance Auto Parts, Inc.	1,909	325,542
Advanced Disposal Services, Inc.*	22,857	639,996
Advanced Micro Devices, Inc.*(a)	136,570	3,485,266
AdvanSix, Inc.*	18,116	517,574
AES Corp.	1,817	32,851
Agree Realty Corp., REIT	5,118	354,882

A815

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Air Products & Chemicals, Inc.	16,595	$3,168,981
Akamai Technologies, Inc.*	690	49,480
Alexion Pharmaceuticals, Inc.*	17,153	2,318,743
Alleghany Corp.*	1,345	823,677
Allergan PLC	16,097	2,356,762
Alliance Data Systems Corp.	1,365	238,848
Allstate Corp. (The)	5,020	472,784
Alphabet, Inc. (Class A Stock)*	9,358	11,013,337
Alphabet, Inc. (Class C Stock)*	14,713	17,262,910
Altice USA, Inc. (Class A Stock)	267,399	5,743,730
Altra Industrial Motion Corp.	17,380	539,649
Altria Group, Inc.	12,289	705,757
Amazon.com, Inc.*	17,007	30,285,215
American Campus Communities, Inc., REIT	9,414	447,918
American Electric Power Co., Inc.	42,994	3,600,748
American Express Co.	27,919	3,051,547
American Financial Group, Inc.	627	60,324
American Homes 4 Rent (Class A Stock), REIT	99,741	2,266,116
American International Group, Inc.	63,772	2,746,023
Ameriprise Financial, Inc.	20,575	2,635,658
AmerisourceBergen Corp.	13,200	1,049,664
Amgen, Inc.	1,652	313,847
Amphenol Corp. (Class A Stock)	17,424	1,645,523
Analog Devices, Inc.	64,573	6,797,599
Anthem, Inc.	8,461	2,428,137
Apple, Inc.	117,786	22,373,451
Applied Industrial Technologies, Inc.	11,720	696,988
Applied Materials, Inc.	43,645	1,730,961
AptarGroup, Inc.	17,369	1,847,888
Aptiv PLC	1,974	156,913
Aramark	1,737	51,328
Arch Capital Group Ltd.*	1,008	32,579
Arista Networks, Inc.*	6,196	1,948,394
Arrow Electronics, Inc.*	25,329	1,951,853
Arthur J Gallagher & Co.	16,979	1,326,060
Aspen Technology, Inc.*	6,941	723,669
Associated Banc-Corp.	26,295	561,398
AT&T, Inc.	146,766	4,602,581
Automatic Data Processing, Inc.	7,991	1,276,482
AutoZone, Inc.*	8,883	9,097,257
AvalonBay Communities, Inc., REIT	12,262	2,461,351
Avaya Holdings Corp.*	10,548	177,523
Avery Dennison Corp.	23,912	2,702,056
Ball Corp.	89,071	5,153,648
Bank of America Corp.	391,209	10,793,456
Bank of New York Mellon Corp. (The)	14,899	751,357
BankUnited, Inc.	21,060	703,404
BB&T Corp.	3,147	146,430
Becton, Dickinson & Co.	2,902	724,716
Bed Bath & Beyond, Inc.	53,712	912,567
Berkshire Hathaway, Inc. (Class A Stock)*	14	4,217,010
Berkshire Hathaway, Inc. (Class B Stock)*	13,595	2,731,099
Berry Global Group, Inc.*	58,361	3,143,907
Best Buy Co., Inc.	26,130	1,856,798
Biogen, Inc.*	7,464	1,764,340
BioMarin Pharmaceutical, Inc.*	1,084	96,292
BJ’s Wholesale Club Holdings, Inc.*(a)	24,770	678,698
Blackbaud, Inc.	7,717	615,276

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
BlackRock, Inc.	4,460	$1,906,069
Boeing Co. (The)	12,419	4,736,855
Booking Holdings, Inc.*	273	476,360
Booz Allen Hamilton Holding Corp.	13,437	781,227
BorgWarner, Inc.	5,739	220,435
Boston Properties, Inc., REIT	11,015	1,474,688
Boston Scientific Corp.*	128,471	4,930,717
Brady Corp. (Class A Stock)	21,930	1,017,771
Brandywine Realty Trust, REIT	93,037	1,475,567
BrightView Holdings, Inc.*	32,130	462,672
Brinker International, Inc.(a)	17,200	763,336
Bristol-Myers Squibb Co.	4,713	224,857
Brixmor Property Group, Inc., REIT	180,677	3,319,036
Broadcom, Inc.	3,768	1,133,075
Brunswick Corp.	17,959	903,876
Cabot Microelectronics Corp.	6,626	741,847
Cadence BanCorp	30,300	562,065
Camden Property Trust, REIT	493	50,040
Capital One Financial Corp.	56,772	4,637,705
Carlisle Cos., Inc.	8,810	1,080,282
Carnival PLC	4,596	225,776
Carter’s, Inc.	6,536	658,763
Catalent, Inc.*	57,832	2,347,401
Caterpillar, Inc.	20,440	2,769,415
CBRE Group, Inc. (Class A Stock)*	86,164	4,260,810
CBS Corp. (Class B Stock)	24,605	1,169,476
CDK Global, Inc.	917	53,938
CDW Corp.	1,008	97,141
Celanese Corp.	5,754	567,402
Celgene Corp.*	6,238	588,493
Charles Schwab Corp. (The)	95,785	4,095,766
Charter Communications, Inc. (Class A Stock)*(a)	24,275	8,421,240
Cheniere Energy, Inc.*	743	50,791
Chevron Corp.	35,432	4,364,514
Chubb Ltd.(a)	14,164	1,984,093
Cigna Corp.	61,497	9,889,948
Cinemark Holdings, Inc.	24,864	994,311
Cisco Systems, Inc.	63,922	3,451,149
Cision Ltd.*	51,062	703,124
Citigroup, Inc.	68,894	4,286,585
Citizens Financial Group, Inc.	76,161	2,475,233
Claire’s Private Placement*^	313	248,835
Clorox Co. (The)	4,100	657,886
CME Group, Inc.	2,327	382,978
Coca-Cola Co. (The)	231,754	10,859,993
Columbia Sportswear Co.	9,700	1,010,546
Comcast Corp. (Class A Stock)	139,280	5,568,415
Commerce Bancshares, Inc.	11,474	666,180
CommScope Holding Co., Inc.*	56,151	1,220,161
Concho Resources, Inc.	32,097	3,561,484
Concordia Private Placement*	6,340	110,189
ConocoPhillips	35,300	2,355,922
Constellation Brands, Inc. (Class A Stock)	26,615	4,666,408
Cooper Cos., Inc. (The)	278	82,335
Copart, Inc.*(a)	36,893	2,235,347
Core Laboratories NV(a)	9,143	630,227
CoreLogic, Inc.*	16,681	621,534
CorePoint Lodging, Inc., REIT	21,600	241,272

A816

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CoreSite Realty Corp., REIT	17,723	$1,896,715
Cornerstone OnDemand, Inc.*	9,640	528,079
Corning, Inc.	56,832	1,881,139
CoStar Group, Inc.*	106	49,441
Cott Corp.	27,800	406,158
Coty, Inc. (Class A Stock)(a)	100,475	1,155,462
Cousins Properties, Inc., REIT	91,927	888,015
Crown Holdings, Inc.*	51,932	2,833,929
CSX Corp.	1,200	89,783
CubeSmart, REIT	23,320	747,173
Cullen/Frost Bankers, Inc.	7,730	750,351
Cummins, Inc.(a)	4,138	653,266
Cushman & Wakefield PLC*(a)	33,070	588,646
CVS Health Corp.	9,560	515,571
Danaher Corp.	4,162	549,467
Darden Restaurants, Inc.	727	88,309
DaVita, Inc.*	3,700	200,873
Deere & Co.	15,187	2,427,489
Dell Technologies, Inc. (Class C Stock)*	963	56,518
Delta Air Lines, Inc.	72,887	3,764,614
DexCom, Inc.*	11,789	1,404,070
Diamondback Energy, Inc.(a)	46,066	4,677,081
Digital Realty Trust, Inc., REIT(a)	33,515	3,988,285
Discovery, Inc. (Class A Stock)*(a)	16,532	446,695
Discovery, Inc. (Class C Stock)*	79,563	2,022,492
DISH Network Corp. (Class A Stock)*	98,192	3,111,705
DocuSign, Inc.*	18,255	946,339
Dollar General Corp.(a)	3,087	368,279
Douglas Dynamics, Inc.	10,300	392,121
Douglas Emmett, Inc., REIT	55,044	2,224,878
Dover Corp.	17,930	1,681,834
DowDuPont, Inc.	22,295	1,188,546
Duke Energy Corp.	13,900	1,251,000
Duke Realty Corp., REIT	2,661	81,373
DXC Technology Co.	1,800	115,757
E*TRADE Financial Corp.	1,668	77,445
East West Bancorp, Inc.	40,252	1,930,888
EastGroup Properties, Inc., REIT	19,454	2,171,845
Eastman Chemical Co.	58,191	4,415,533
Eaton Corp. PLC	75,094	6,049,572
Eaton Vance Corp.	13,304	536,284
Edison International	18,634	1,153,817
Electronic Arts, Inc.*	6,372	647,586
Eli Lilly & Co.	9,416	1,221,820
Ellie Mae, Inc.*	970	95,729
Emerson Electric Co.	4,586	314,003
Encompass Health Corp.	15,413	900,119
Energizer Holdings, Inc.(a)	25,600	1,150,208
Entercom Communications Corp. (Class A Stock)(a)	151,260	794,115
EOG Resources, Inc.	51,470	4,898,914
EQT Corp.	37,700	781,898
Equinix, Inc., REIT	5,330	2,415,343
Equitrans Midstream Corp.	32,960	717,869
Equity Commonwealth, REIT	12,157	397,412
Equity LifeStyle Properties, Inc., REIT	29,100	3,326,130
Equity Residential, REIT	46,775	3,523,093
Essex Property Trust, Inc., REIT	10,155	2,937,232

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	519	$85,920
Everest Re Group Ltd.	311	67,164
Eversource Energy	17,020	1,207,569
Evolent Health, Inc. (Class A Stock)*(a)	52,300	657,934
EW Scripps Co. (The) (Class A Stock)(a)	17,750	372,750
Exact Sciences Corp.*(a)	22,276	1,929,547
Exelixis, Inc.*	68,635	1,633,513
Exelon Corp.	19,279	966,456
Expedia Group, Inc.(a)	14,820	1,763,580
Exxon Mobil Corp.	45,531	3,678,905
F5 Networks, Inc.*	371	58,221
Facebook, Inc. (Class A Stock)*	21,619	3,603,671
FactSet Research Systems, Inc.	2,800	695,156
Fair Isaac Corp.*	5,659	1,537,154
Federal Realty Investment Trust, REIT	27,602	3,804,936
Ferguson PLC	38,798	2,472,867
Fidelity National Financial, Inc.	781	28,546
Fidelity National Information Services, Inc.	5,469	618,544
Fifth Third Bancorp	47,600	1,200,472
First Data Corp. (Class A Stock)*	123,574	3,246,288
First Financial Bancorp	26,950	648,417
First Hawaiian, Inc.	28,890	752,585
First Horizon National Corp.	47,489	663,896
First Republic Bank	27,669	2,779,628
First Solar, Inc.*	25,503	1,347,579
FirstEnergy Corp.	7,155	297,720
Fiserv, Inc.*	80,294	7,088,354
Flex Ltd.*	1,751	17,509
Focus Financial Partners, Inc. (Class A Stock)*	11,790	420,196
Ford Motor Co.	28,475	250,011
Fortinet, Inc.*	1,000	83,970
Fortune Brands Home & Security, Inc.	41,403	1,971,197
Freeport-McMoRan, Inc.	9,249	119,220
Gates Industrial Corp. PLC*(a)	34,730	498,028
GCP Applied Technologies, Inc.*	24,593	727,953
Generac Holdings, Inc.*	11,115	569,421
General Dynamics Corp.	38,153	6,458,540
Genuine Parts Co.	7,984	894,448
Gilead Sciences, Inc.	8,567	556,941
Global Payments, Inc.	29,828	4,072,119
GoDaddy, Inc. (Class A Stock)*	24,656	1,853,885
Goldman Sachs Group, Inc. (The)	672	129,017
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	99,700	1,259,211
Great Western Bancorp, Inc.	2,270	71,709
GrubHub, Inc.*(a)	5,089	353,533
Guidewire Software, Inc.*	6,728	653,692
H&R Block, Inc.	1,300	31,121
Halcon Resources Corp.*(a)	8,792	11,869
Hartford Financial Services Group, Inc. (The)	72,568	3,608,081
HCA Healthcare, Inc.	6,700	873,546
HCP, Inc., REIT	118,943	3,722,916
HD Supply Holdings, Inc.*	7,066	306,311
Healthcare Trust of America, Inc. (Class A Stock), REIT	81,803	2,338,748
HealthEquity, Inc.*	7,420	548,932

A817

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Herman Miller, Inc.	9,769	$343,673
Hershey Co. (The)	30,255	3,474,182
Hewlett Packard Enterprise Co.	57,050	880,282
HFF, Inc. (Class A Stock)	10,686	510,257
Highwoods Properties, Inc., REIT	34,403	1,609,372
Hilton Worldwide Holdings, Inc.	36,580	3,040,164
Hologic, Inc.*	1,936	93,702
Home Depot, Inc. (The)	37,517	7,199,137
Honeywell International, Inc.	26,573	4,222,981
Host Hotels & Resorts, Inc., REIT	73,457	1,388,337
HP, Inc.	28,513	554,008
Hudson Pacific Properties, Inc., REIT	26,700	919,014
Huntington Bancshares, Inc.(a)	302,296	3,833,113
IBERIABANK Corp.	10,140	727,139
ICU Medical, Inc.*	3,622	866,853
IHS Markit Ltd.*	27,048	1,470,870
Illinois Tool Works, Inc.	13,140	1,885,984
Illumina, Inc.*(a)	8,360	2,597,368
Ingersoll-Rand PLC	7,815	843,629
Instructure, Inc.*	12,496	588,812
Intel Corp.	18,195	977,072
Intercept Pharmaceuticals, Inc.*(a)	4,387	490,730
Intercontinental Exchange, Inc.	10,842	825,510
International Business Machines Corp.	205	28,926
Intuit, Inc.	16,383	4,282,681
Intuitive Surgical, Inc.*	9,993	5,701,806
Invesco Ltd.	45,900	886,329
Invitation Homes, Inc., REIT	60,978	1,483,595
J.M. Smucker Co. (The)(a)	743	86,560
Jazz Pharmaceuticals PLC*	11,869	1,696,674
JBG SMITH Properties, REIT	31,604	1,306,805
Johnson & Johnson	54,575	7,629,039
Jones Lang LaSalle, Inc.	250	38,545
KAR Auction Services, Inc.	16,823	863,188
Keurig Dr. Pepper, Inc.(a)	32,635	912,801
KeyCorp	211,266	3,327,440
Kimberly-Clark Corp.	2,312	286,457
Kimco Realty Corp., REIT(a)	76,800	1,420,800
Kinder Morgan, Inc.	132,900	2,659,329
Kinsale Capital Group, Inc.	9,334	640,032
Knight-Swift Transportation Holdings, Inc.(a)	23,477	767,228
Kohl’s Corp.(a)	26,260	1,805,900
Kraft Heinz Co. (The)	5,046	164,752
Kroger Co. (The)	29,200	718,320
Landstar System, Inc.(a)	7,594	830,708
Las Vegas Sands Corp.	2,236	136,307
Lazard Ltd. (Class A Stock)	16,620	600,647
LCI Industries	10,018	769,583
Lear Corp.	311	42,206
Lennar Corp. (Class A Stock)	61,303	3,009,339
Lennox International, Inc.	10,169	2,688,684
Liberty Broadband Corp. (Class C Stock)*	758	69,539
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	447	15,667
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	758	28,940
Liberty Property Trust, REIT	32,495	1,573,408
Lincoln Electric Holdings, Inc.	9,909	831,068
Lincoln National Corp.	12,266	720,014

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Loews Corp.	77,820	$3,729,913
Lowe’s Cos., Inc.	19,075	2,088,140
Lululemon Athletica, Inc.*	13,434	2,201,430
Lyft, Inc. (Class A Stock)*	26,408	2,067,482
M&T Bank Corp.	19,939	3,130,822
Macerich Co. (The), REIT	9,964	431,939
Malibu Boats, Inc. (Class A Stock)*	3,771	149,256
ManpowerGroup, Inc.	462	38,203
Marathon Petroleum Corp.	72,566	4,343,075
Marsh & McLennan Cos., Inc.	19,100	1,793,490
Martin Marietta Materials, Inc.	15,480	3,114,266
Marvell Technology Group Ltd.	17,414	346,364
Masco Corp.	10,159	399,350
Mastercard, Inc. (Class A Stock)	70,620	16,627,479
Maxim Integrated Products, Inc.	1,797	95,546
McDonald’s Corp.	2,236	424,616
McKesson Corp.	1,341	156,977
Medidata Solutions, Inc.*(a)	8,865	649,273
Medtronic PLC	30,071	2,738,867
Merck & Co., Inc.	146,491	12,183,656
MetLife, Inc.	18,602	791,887
MGM Growth Properties LLC (Class A Stock), REIT	7,800	251,550
Microsoft Corp.	317,283	37,420,357
Mid-America Apartment Communities, Inc., REIT	46,767	5,113,036
Middleby Corp. (The)*	5,478	712,304
Moelis & Co. (Class A Stock)	11,413	474,895
Molina Healthcare, Inc.*	6,990	992,300
Molson Coors Brewing Co. (Class B Stock)	20,876	1,245,253
Monarch Casino & Resort, Inc.*	6,298	276,608
Mondelez International, Inc. (Class A Stock)	25,918	1,293,827
Morgan Stanley	200,062	8,442,616
Morningstar, Inc.	4,780	602,232
Motorola Solutions, Inc.	425	59,679
MSA Safety, Inc.	6,370	658,658
Murphy USA, Inc.*	13,800	1,181,556
Nasdaq, Inc.(a)	21,642	1,893,459
National Retail Properties, Inc., REIT	73,007	4,043,858
Nektar Therapeutics*	15,289	513,710
Netflix, Inc.*	29,004	10,341,666
New York Times Co. (The) (Class A Stock)(a)	25,929	851,768
Newmont Mining Corp.	1,258	44,999
Nexstar Media Group, Inc. (Class A Stock)(a)	16,056	1,739,989
NextEra Energy, Inc.	65,175	12,599,632
Nielsen Holdings PLC	3,705	87,697
NII Holdings, Inc.*	7,349	14,404
NIKE, Inc. (Class B Stock)	8,327	701,217
NiSource, Inc.	28,000	802,480
nLight, Inc.*(a)	15,850	353,138
Nordson Corp.	8,295	1,099,253
Nordstrom, Inc.(a)	44,200	1,961,596
Norfolk Southern Corp.	47,332	8,845,877
Northern Trust Corp.	14,840	1,341,684
Northrop Grumman Corp.	23,868	6,434,812
NorthWestern Corp.	15,612	1,099,241
Norwegian Cruise Line Holdings Ltd.*	73,215	4,023,896

A818

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nucor Corp.	2,161	$126,094
NVIDIA Corp.	41,283	7,412,775
Occidental Petroleum Corp.	62,860	4,161,332
Old Dominion Freight Line, Inc.	9,348	1,349,758
ON Semiconductor Corp.*	7,761	159,644
ONEOK, Inc.	7,824	546,428
Oracle Corp.	32,547	1,748,099
O’Reilly Automotive, Inc.*	24,788	9,625,181
Oshkosh Corp.	14,669	1,102,082
Outfront Media, Inc., REIT	92,447	2,163,260
Owens Corning	705	33,220
PACCAR, Inc.	8,991	612,647
Packaging Corp. of America	16,398	1,629,633
Palo Alto Networks, Inc.*	10,108	2,455,031
Park Hotels & Resorts, Inc., REIT	31,081	965,997
Parker-Hannifin Corp.	11,055	1,897,259
Parsley Energy, Inc. (Class A Stock)*	84,072	1,622,589
Patterson-UTI Energy, Inc.	65,316	915,730
PayPal Holdings, Inc.*	63,666	6,611,078
PBF Energy, Inc. (Class A Stock)	16,100	501,354
Pebblebrook Hotel Trust, REIT(a)	41,446	1,287,313
Penn Virginia Corp.*	229	10,099
Penn Virginia Corp. NPV*	123	5,424
PepsiCo, Inc.	6,854	839,958
Performance Food Group Co.*	40,045	1,587,384
Pfizer, Inc.(a)	398,559	16,926,800
Philip Morris International, Inc.	17,234	1,523,313
Phillips 66	16,849	1,603,519
Pioneer Natural Resources Co.	36,288	5,525,936
PNC Financial Services Group, Inc. (The)	30,500	3,741,130
Pool Corp.	11,447	1,888,412
Portland General Electric Co.	21,317	1,105,073
Post Holdings, Inc.*	18,700	2,045,780
Power Integrations, Inc.	5,240	366,486
PQ Group Holdings, Inc.*	41,353	627,325
Premier, Inc. (Class A Stock)*	15,530	535,630
Prestige Consumer Healthcare, Inc.*	17,533	524,412
Principal Financial Group, Inc.	6,834	342,998
ProAssurance Corp.	8,370	289,686
Procter & Gamble Co. (The)	34,494	3,589,100
Progressive Corp. (The)(a)	41,456	2,988,563
Prologis, Inc., REIT	167,464	12,049,035
Public Service Enterprise Group, Inc.	5,512	327,468
Public Storage, REIT	28,577	6,223,499
PVH Corp.	24,287	2,961,800
Q2 Holdings, Inc.*	12,486	864,780
Quaker Chemical Corp.	4,922	986,024
QUALCOMM, Inc.	15,699	895,314
Qurate Retail, Inc.*	1,274	20,359
Rayonier, Inc., REIT	42,060	1,325,731
RBC Bearings, Inc.*	8,164	1,038,216
Regeneron Pharmaceuticals, Inc.*	4,140	1,699,966
Regions Financial Corp.	4,149	58,708
Reinsurance Group of America, Inc.	409	58,070
Revance Therapeutics, Inc.*	24,593	387,586
Rexford Industrial Realty, Inc., REIT	43,023	1,540,654
RLI Corp.(a)	10,792	774,326
RLJ Lodging Trust, REIT	39,054	686,179
Ross Stores, Inc.	82,491	7,679,912

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Royal Caribbean Cruises Ltd.	37,293	$4,274,524
RPM International, Inc.	3,124	181,317
S&P Global, Inc.(a)	12,789	2,692,724
Sabre Corp.	1,754	37,518
Sage Therapeutics, Inc.*(a)	4,787	761,372
SailPoint Technologies Holding, Inc.*	57,378	1,647,896
salesforce.com, Inc.*	75,412	11,942,999
Saul Centers, Inc., REIT	4,261	218,888
SBA Communications Corp., REIT*	788	157,332
Sempra Energy(a)	3,533	444,663
ServiceMaster Global Holdings, Inc.*	13,428	627,088
ServiceNow, Inc.*	12,956	3,193,524
Sherwin-Williams Co. (The)	478	205,879
Simon Property Group, Inc., REIT	9,150	1,667,222
Snap-on, Inc.(a)	3,290	514,951
Southwest Airlines Co.	13,800	716,358
Spark Therapeutics, Inc.*	2,961	337,199
Spirit AeroSystems Holdings, Inc. (Class A Stock)	371	33,958
Splunk, Inc.*	14,099	1,756,735
Spotify Technology SA*	14,009	1,944,449
Square, Inc. (Class A Stock)*	1,047	78,441
Stanley Black & Decker, Inc.	43,502	5,923,667
Steel Dynamics, Inc.	720	25,394
SunTrust Banks, Inc.	105,683	6,261,718
SVB Financial Group*	11,669	2,594,719
Synchrony Financial	4,615	147,219
Syneos Health, Inc.*	10,500	543,480
Synopsys, Inc.*	10,369	1,193,990
T. Rowe Price Group, Inc.	28,200	2,823,384
Tableau Software, Inc. (Class A Stock)*	2,782	354,093
Take-Two Interactive Software, Inc.*	24,020	2,266,767
TD Ameritrade Holding Corp.	33,382	1,668,766
Teladoc Health, Inc.*(a)	30,669	1,705,196
Teradyne, Inc.	5,900	235,056
Terreno Realty Corp., REIT	41,068	1,726,499
Tesla, Inc.*(a)	5,713	1,598,840
Texas Instruments, Inc.	93,900	9,959,973
TherapeuticsMD, Inc.*(a)	135,539	660,075
Thermo Fisher Scientific, Inc.	12,217	3,344,037
Tiffany & Co.(a)	14,200	1,498,810
TJX Cos., Inc. (The)	17,490	930,643
T-Mobile US, Inc.*	16,690	1,153,279
Toro Co. (The)	27,013	1,859,575
Tractor Supply Co.	22,973	2,245,840
Travelers Cos., Inc. (The)	19,760	2,710,282
Trimble, Inc.*	766	30,946
Tyler Technologies, Inc.*	3,166	647,130
Tyson Foods, Inc. (Class A Stock)	2,070	143,720
U.S. Bancorp	42,850	2,064,942
Union Pacific Corp.(a)	17,126	2,863,467
United Continental Holdings, Inc.*	387	30,875
United Parcel Service, Inc. (Class B Stock)	794	88,722
United Rentals, Inc.*	516	58,953
United Technologies Corp.	26,821	3,456,959
UnitedHealth Group, Inc.	75,852	18,755,166
Unum Group	728	24,628
US Ecology, Inc.	8,108	453,886
USG Corp.	13,860	600,138

A819

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Valvoline, Inc.	39,791	$738,521
Veeva Systems, Inc. (Class A Stock)*	13,616	1,727,326
Ventas, Inc., REIT	52,200	3,330,882
VEREIT, Inc., REIT	182,994	1,531,659
Verizon Communications, Inc.	253,867	15,011,155
Vertex Pharmaceuticals, Inc.*	27,318	5,025,146
VICI Properties, Inc., REIT	69,415	1,518,800
Visa, Inc. (Class A Stock)(a)	92,012	14,371,354
Vistra Energy Corp.	13,065	340,082
Vornado Realty Trust, REIT	3,401	229,363
Voya Financial, Inc.	436	21,783
Vulcan Materials Co.	13,513	1,599,939
W.W. Grainger, Inc.	4,943	1,487,497
Walgreens Boots Alliance, Inc.(a)	33,000	2,087,910
Walmart, Inc.	2,851	278,058
Walt Disney Co. (The)	10,893	1,209,450
Waste Connections, Inc.	64,015	5,671,089
Wayfair, Inc. (Class A Stock)*(a)	8,067	1,197,546
Weingarten Realty Investors, REIT	57,628	1,692,534
Welbilt, Inc.*	8,710	142,670
Wells Fargo & Co.	144,483	6,981,418
Welltower, Inc., REIT	8,432	654,323
West Pharmaceutical Services, Inc.	10,594	1,167,459
Western Alliance Bancorp*	15,026	616,667
Westrock Co.	39,754	1,524,566
Weyerhaeuser Co., REIT	37,678	992,439
Williams Cos., Inc. (The)	73,300	2,105,176
Willis Towers Watson PLC	254	44,615
WillScot Corp.*	48,300	535,647
Wintrust Financial Corp.	10,879	732,483
Workday, Inc. (Class A Stock)*	1,846	356,001
Worldpay, Inc. (Class A Stock)*	37,200	4,222,200
WP Carey, Inc., REIT	43,180	3,382,289
Xcel Energy, Inc.	145,070	8,154,385
Xilinx, Inc.	17,824	2,259,905
Yum! Brands, Inc.	8,056	804,069
Zebra Technologies Corp. (Class A Stock)*	9,323	1,953,448
Zimmer Biomet Holdings, Inc.	7,528	961,326
Zoetis, Inc.	1,289	129,764

		1,091,203,438

TOTAL COMMON STOCKS
(cost $1,548,331,792)		1,693,500,615

PREFERRED STOCKS — 1.1%
Brazil — 0.1%
Banco Bradesco SA, (PRFC)	60,553	661,925
Gerdau SA, (PRFC)	86,816	335,038
Petroleo Brasileiro SA, (PRFC)	170,668	1,213,095
Telefonica Brasil SA, (PRFC)	34,177	414,626

		2,624,684

China — 0.2%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	39,372	8,008,659

Germany — 0.1%
Volkswagen AG, (PRFC)	13,080	2,062,431

		Shares	Value
PREFERRED STOCKS (Continued)
United States — 0.7%
Bank of America Corp., Series L, CVT, 7.250%(a)		3,310	$4,309,190
Becton, Dickinson & Co., Series A, CVT, 6.125%		44,780	2,767,852
Bunge Ltd., CVT, 4.875%		19,043	1,885,257
Claire’s Stores, Inc.^		182	284,375
Crown Castle International Corp., Series A, CVT, REIT, 6.875%		659	780,783
Dominion Energy, Inc., CVT, 6.750%		28,823	1,438,844
DTE Energy Co., CVT, 6.500%		11,621	643,222
Goodman Networks, Inc., (PRFC)*^		1,772	18
NextEra Energy, Inc., CVT, 6.123%(a)		33,998	2,103,116
Sempra Energy, CVT, 6.750%(a)		7,724	819,980
Stanley Black & Decker, Inc., CVT, 5.375%(a)		11,766	1,147,185
Wells Fargo & Co., Series L, CVT, 7.500%		3,933	5,082,813

			21,262,635

TOTAL PREFERRED STOCKS
(cost $30,762,858)			33,958,409

		Units
RIGHTS* — 0.0%
Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expiring 04/01/19		4,935	656

United States — 0.0%
Media General, Inc., CVR^		58,900	6
Vistra Energy Corp., expiring 01/23/27^		14,776	11,082

			11,088

TOTAL RIGHTS
(cost $0)			11,744

WARRANTS* — 0.0%
United States
Ultra Resources, Inc., expiring 07/14/25
(cost $6,922)		11,326	1,699

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.1%
Cayman Islands — 0.1%
HERO Funding II,
Series 2016-3B, Class B, 144A
5.240%	09/20/42	1,462	1,477,730

United States — 5.0%
ACC Trust,
Series 2019-1, Class A, 144A
3.750%	05/20/22	1,706	1,713,076
Series 2019-1, Class B, 144A
4.470%	10/20/22	1,220	1,232,692
Series 2019-1, Class C, 144A
6.410%	02/20/24	650	657,420
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
3.656%(c)	07/25/33	835	827,223

A820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%
3.536%(c)	12/25/33	73	$72,241
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	12/25/33	719	729,969
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
4.286%(c)	10/25/34	202	202,374
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
3.566%(c)	11/25/34	148	147,032
American Credit Acceptance Receivables Trust,
Series 2017-2, Class E, 144A
5.520%	03/12/24	330	337,398
Series 2018-1, Class D, 144A
3.930%	04/10/24	2,240	2,259,298
Series 2018-4, Class C, 144A
3.970%	01/13/25	2,385	2,416,964
Series 2019-1, Class C, 144A
3.500%	04/14/25	3,030	3,047,339
Series 2019-1, Class D, 144A
3.810%	04/14/25	1,900	1,915,770
Series 2019-1, Class E, 144A
4.840%	04/14/25	1,245	1,258,251
Series 2019-1, Class F, 144A
6.060%	12/12/25	805	812,405
Americredit Automobile Receivables Trust,
Series 2019-1, Class C
3.360%	02/18/25	455	459,176
Series 2019-1, Class D
3.620%	03/18/25	585	591,924
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%
5.141%(c)	08/25/32	432	428,310
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
5.036%(c)	01/25/34	229	230,911
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
3.356%(c)	02/25/34	885	854,109
Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%
3.446%(c)	09/25/34	390	390,039
Series 2005-R7, Class M1, 1 Month LIBOR + 0.480%
2.966%(c)	09/25/35	109	108,946
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2, 1 Month LIBOR + 2.625%
5.051%(c)	03/25/34	239	237,660
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
4.599%(c)	01/25/34	56	54,549
Series 2004-W1, Class AF
4.194%(cc)	03/25/34	595	593,308
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
5.336%(c)	05/25/34	152	152,420
Series 2004-W7, Class M9, 1 Month LIBOR + 4.800%, 144A
4.602%(c)	05/25/34	362	317,551
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035%
3.521%(c)	02/25/33	628	624,862
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
3.986%(c)	07/25/33	213	202,435
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175%
4.661%(c)	12/25/33	148	146,375
Asset-Backed Securities Corp. Home Equity Loan Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.459%(c)	12/15/33	2,051	$2,051,267
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025%
4.511%(c)	10/25/34	231	234,301
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
4.446%(c)	05/28/44	571	575,090
Series 2006-D, Class 1A5
5.668%	12/28/36	381	389,787
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175%
4.661%(c)	07/25/34	508	468,846
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B, 1 Month LIBOR + 5.250%
7.736%(c)	03/25/43	22	21,158
Series 2003-SD2, Class 3A
4.688%(cc)	06/25/43	303	301,462
Series 2004-1, Class M1, 1 Month LIBOR + 0.975%
3.461%(c)	06/25/34	449	451,468
Series 2004-2, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	08/25/34	432	421,140
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755%
4.241%(c)	09/25/34	694	693,120
Business Jet Securities LLC,
Series 2018-1, Class A, 144A
4.335%	02/15/33	1,606	1,614,494
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
3.086%(c)	01/25/34	915	908,641
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/34	627	623,883
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095%
3.581%(c)	05/25/34	414	410,029
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
3.986%(c)	06/25/34	559	556,175
Chase Funding Trust,
Series 2003-6, Class 2M1, 1 Month LIBOR + 0.750%
3.236%(c)	11/25/34	702	696,325
CHEC Loan Trust,
Series 2004-2, Class M3, 1 Month LIBOR + 1.250%
3.736%(c)	04/25/34	220	218,915
CIG Auto Receivables Trust,
Series 2019-1A, Class B, 144A
3.590%	08/15/24	2,615	2,631,064
Series 2019-1A, Class C, 144A
3.820%	08/15/24	630	634,335
Series 2019-1A, Class D, 144A
4.850%	05/15/26	610	614,092
Citifinancial Mortgage Securities, Inc.,
Series 2004-1, Class AF4
5.070%	04/25/34	976	998,861
CLUB Credit Trust,
Series 2017-P2, Class B, 144A
3.560%	01/15/24	660	659,014
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	1,889	1,903,453
Countrywide Asset-Backed Certificates Trust,

A821

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
Series 2003-5, Class MF2
5.141%(cc)	11/25/33	475	$470,323
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725%
4.211%(c)	10/25/33	66	64,909
Series 2004-5, Class M3, 1 Month LIBOR + 1.725%
4.211%(c)	07/25/34	307	307,214
Series 2004-6, Class M2, 1 Month LIBOR + 0.975%
3.461%(c)	10/25/34	407	405,134
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/34	1,395	1,392,893
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
4.586%(c)	10/25/33	11	11,327
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875%
4.361%(c)	10/25/34	414	405,946
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
2.976%(c)	02/25/36	1,250	1,244,181
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945%
3.431%(c)	01/25/35	445	445,144
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	405	412,632
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	795	791,887
Series 2019-1A, Class B, 144A
3.750%	04/17/28	2,400	2,424,772
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475%
4.923%(c)	11/25/33	195	189,972
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
4.586%(c)	12/25/33	444	438,334
Drive Auto Receivables Trust,
Series 2019-2, Class C
3.420%	06/16/25	2,730	2,747,769
Series 2019-2, Class D
3.690%	08/17/26	3,085	3,109,889
Driven Brands Funding LLC,
Series 2019-1A, Class A2, 144A
4.641%	04/20/49	1,035	1,035,000
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	202	202,121
Series 2017-1A, Class D, 144A
3.550%	11/15/22	220	220,644
Series 2017-4A, Class E, 144A
5.150%	11/15/24	1,565	1,597,778
Series 2018-3A, Class D, 144A
4.190%	07/15/24	505	514,657
Series 2019-1A, Class D, 144A
3.870%	11/15/24	3,150	3,180,016
Series 2019-1A, Class E, 144A
4.940%	02/17/26	1,505	1,523,546
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%(cc)	10/25/34	676	673,243
Series 2004-1, Class M2
5.615%(cc)	04/25/34	1,335	1,341,891
Series 2004-2, Class M1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
5.692%(cc)	07/25/34	105	$107,200
Exeter Automobile Receivables Trust,
Series 2016-2A, Class D, 144A
8.250%	04/17/23	1,020	1,089,581
Series 2018-1A, Class D, 144A
3.530%	11/15/23	1,760	1,772,736
Series 2018-2A, Class D, 144A
4.040%	03/15/24	1,650	1,675,953
Series 2018-4A, Class D, 144A
4.350%	09/16/24	3,640	3,731,390
Series 2019-1A, Class E, 144A
5.200%	01/15/26	600	614,070
First Franklin Mortgage Loan Trust,
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
3.356%(c)	10/25/34	1,081	1,081,022
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	408	408,163
FREED ABS Trust,
Series 2018-2, Class B, 144A
4.610%	10/20/25	860	876,172
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
4.916%(c)	12/25/33	24	23,359
Series 2004-2, Class M2, 1 Month LIBOR + 0.930%
3.416%(c)	07/25/34	106	106,741
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
3.176%(c)	01/25/35	298	297,838
GLS Auto Receivables Issuer Trust,
Series 2019-1A, Class C, 144A
3.870%	12/16/24	1,610	1,625,141
Series 2019-1A, Class D, 144A
4.940%	12/15/25	580	587,116
GLS Auto Receivables Trust,
Series 2018-1A, Class B, 144A
3.520%	08/15/23	980	981,278
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	9	8,620
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	1,543	1,566,785
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245%
3.733%(c)	06/20/33	316	317,929
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
2.886%(c)	02/25/33	315	310,664
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
3.536%(c)	10/25/34	299	290,724
Series 2005-HE3, Class M2, 1 Month LIBOR + 1.005%
3.491%(c)	06/25/35	487	487,163
Series 2007-SEA1, Class A, 1 Month LIBOR + 0.300%, 144A
2.786%(c)	12/25/36	361	346,914
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,150	3,135,964
Home Equity Asset Trust,
Series 2002-1, Class M2, 1 Month LIBOR + 1.900%

A822

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
4.386%(c)	11/25/32	974	$953,305
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.341%(c)	08/25/34	377	373,160
Series 2004-6, Class M2, 1 Month LIBOR + 0.900%
3.386%(c)	12/25/34	181	179,003
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
3.686%(c)	11/25/34	1,016	1,008,345
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.326%(c)	03/25/35	1,077	1,076,779
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
3.386%(c)	03/25/35	301	299,082
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
3.191%(c)	08/25/35	259	258,787
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	2,160	2,158,909
Lendmark Funding Trust,
Series 2018-2A, Class C, 144A
5.260%	04/20/27	2,000	2,033,874
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.560%
3.046%(c)	07/25/31	640	646,806
Series 2003-4, Class M2, 1 Month LIBOR + 2.625%
5.111%(c)	08/25/33	53	54,442
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
3.341%(c)	07/25/34	585	583,500
Series 2004-5, Class A5, 1 Month LIBOR + 0.560%
3.046%(c)	09/25/34	467	471,198
Mariner Finance Issuance Trust,
Series 2017-AA, Class A, 144A
3.620%	02/20/29	1,054	1,055,066
Marlette Funding Trust,
Series 2018-3A, Class A, 144A
3.200%	09/15/28	1,095	1,095,869
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
4.968%(c)	04/25/33	87	80,593
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	09/25/34	118	115,250
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%
3.236%(c)	12/25/34	362	360,610
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975%
3.461%(c)	07/25/34	144	139,821
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	04/25/35	547	512,654
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
3.566%(c)	10/25/35	393	389,442
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	1,310	1,298,221
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	235	243,709
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855%
3.341%(c)	01/25/34	177	174,906
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
3.386%(c)	08/25/34	154	$154,028
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
4.286%(c)	12/25/33	90	89,288
Series 2004-OP1, Class M3, 1 Month LIBOR +1.020%
3.506%(c)	11/25/34	90	89,778
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
3.266%(c)	12/25/34	273	261,658
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	05/25/34	571	565,335
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%
3.896%(c)	10/25/32	163	162,509
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%
3.611%(c)	10/25/33	1,765	1,763,898
Series 2003-4, Class M2, 1 Month LIBOR + 2.730%
5.216%(c)	10/25/33	649	641,370
Series 2003-B, Class M2, 1 Month LIBOR + 2.475%
4.961%(c)	11/25/33	217	218,629
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%
3.251%(c)	02/25/35	536	529,898
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2, 1 Month LIBOR + 2.775%
5.265%(c)	09/25/33	383	381,190
OneMain Financial Issuance Trust,
Series 2018-2A, Class A, 144A
3.570%	03/14/33	3,330	3,385,456
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	547,462
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%
3.506%(c)	07/25/33	1,026	1,010,248
Option One Mortgage Loan Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 1.575%
4.061%(c)	05/25/34	464	431,426
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.611%(c)	12/25/34	178	178,460
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
4.136%(c)	12/25/34	1,756	1,769,433
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245%
3.731%(c)	01/25/36	500	499,818
PNMAC FMSR Issuer Trust,
Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A
4.836%(c)	04/25/23	284	284,232
PNMAC GMSR Issuer Trust,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
5.336%(c)	02/25/23	1,380	1,383,009
Prestige Auto Receivables Trust,
Series 2017-1A, Class D, 144A
3.610%	10/16/23	640	643,181
Pretium Mortgage Credit Partners LLC,
Series 2018-NPL2, Class A1, 144A
3.700%	03/27/33	549	547,768
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A

A823

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
3.138%	06/12/32	670	$666,113
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,000	3,966,239
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975%
3.461%(c)	11/25/33	294	287,193
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975%
3.461%(c)	06/25/35	1,500	1,510,959
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.836%(c)	08/25/36	2,000	1,979,939
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A, 1 Month LIBOR + 3.000%
5.025%(c)	08/25/33	276	253,929
Series 2003-3, Class M1, 1 Month LIBOR + 1.095%
3.581%(c)	12/25/33	789	773,613
Santander Drive Auto Receivables Trust,
Series 2019-1, Class C
3.420%	04/15/25	1,047	1,054,891
Series 2019-1, Class D
3.650%	04/15/25	1,995	2,017,164
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(cc)	07/25/30	70	57,032
Series 2003-2, Class M2, 1 Month LIBOR + 2.625%
5.111%(c)	06/25/33	120	122,451
Series 2004-2, Class AF3
4.342%(cc)	08/25/35	126	127,142
Series 2004-2, Class MV2, 1 Month LIBOR + 1.800%
4.286%(c)	08/25/35	664	666,556
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	11/25/34	508	499,621
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	2,473	2,476,950
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
5.036%(c)	10/25/33	98	102,472
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%
3.911%(c)	04/25/33	55	54,911
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125%
3.611%(c)	07/25/33	621	619,749
Series 2004-6, Class M2, 1 Month LIBOR + 1.950%
4.436%(c)	07/25/34	12	12,082
Series 2004-8, Class M2, 1 Month LIBOR + 0.930%
3.416%(c)	09/25/34	591	583,480
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470%
2.956%(c)	07/25/35	612	612,302
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
2.656%(c)	01/25/37	1,003	980,935
Vericrest Opportunity Loan Trust,
Series 2019-NPL3, Class A2, 144A
6.170%	03/25/49	500	501,488
Veros Automobile Receivables Trust,
Series 2018-1, Class C, 144A
4.650%	02/15/24	1,000	1,014,132
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 0.975%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
3.461%(c)	10/25/34	1,034	$1,012,778
Series 2004-2, Class M8A, 1 Month LIBOR + 4.500%, 144A
6.986%(c)	10/25/34	734	679,038
Westlake Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
3.460%	10/17/22	2,405	2,406,614
Series 2018-1A, Class D, 144A
3.410%	05/15/23	570	571,335
Series 2018-3A, Class D, 144A
4.000%	10/16/23	4,680	4,753,771
Series 2018-3A, Class F, 144A
6.020%	02/18/25	1,585	1,615,598
Series 2019-1A, Class C, 144A
3.450%	03/15/24	1,505	1,512,651
Series 2019-1A, Class D, 144A
3.670%	03/15/24	5,675	5,716,281
Series 2019-1A, Class E, 144A
4.490%	07/15/24	1,415	1,425,649

			159,429,155

TOTAL ASSET-BACKED SECURITIES (cost $158,037,778)			160,906,885

BANK LOANS — 0.2%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 1 Month LIBOR + 0.055%
7.993%(c)	09/06/24	50	46,623
MEG Energy Corp.,
Initial Term Loan, 1 Month LIBOR + 0.035%
6.000%(c)	12/31/23	179	178,272

			224,895

United States — 0.2%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 0.045%
4.740%(c)	04/06/24	14	13,263
Avaya, Inc.,
Tranche B Term Loan, 1 - 2 Month LIBOR + 0.043%
6.772%(c)	12/15/24	99	98,182
Bausch Health Co., Inc.,
Term Loan
— %(p)	06/02/25	75	74,227
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 0.104%^
12.871%(c)	12/31/21	596	627,290
Term Loan (11/17), 1 Month LIBOR + 0.048%
7.246%(c)	12/31/22	1,059	1,037,918
CenturyLink, Inc.,
Term Loan
— %(p)	01/31/25	27	26,603
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 0.033%
5.749%(c)	10/02/24	55	54,693
Claire’s Stores, Inc.,
Term Loan^
— %(p)	09/15/38	283	423,861

A824

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
United States (cont’d.)
Clear Channel Communications,
Tranche D Term Loan, 1 - 3 Month LIBOR + 0.074%
9.577%(c)	01/30/20	79	$56,388
Tranche E Term Loan, 1 - 3 Month LIBOR + 0.082%
10.254%(c)	07/30/19	132	93,863
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 0.068%^
9.243%(c)	10/29/25	82	78,767
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 0.020%
4.486%(c)	04/26/24	345	343,525
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 0.055%
5.239%(c)	10/04/23	308	304,104
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 0.033%
5.749%(c)	12/01/23	27	26,283
5.749%(c)	12/01/23	11	11,264
Gulf Finance LLC,
Term Loan
—%(p)	08/25/23	65	51,951
Tranche B Term Loan, 1 - 3 Month LIBOR + 0.053%
7.805%(c)	08/25/23	109	86,202
Infor US, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 0.028%
5.249%(c)	02/01/22	110	109,652
JBS USA LUX SA,
Initial Term Loan, 1 Month LIBOR + 0.025%
4.987%(c)	10/30/22	76	75,217
Term Loan
— %(p)	10/30/22	13	12,914
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 0.060%^
8.601%(c)	12/05/23	413	231,465
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 0.035%
6.000%(c)	11/06/24	55	55,181
Neiman Marcus Group Ltd.,
Other Term Loan, 1 Month LIBOR + 0.033%
5.733%(c)	10/26/20	119	110,329
Party City Holdings, Inc.,
Term Loan
— %(p)	08/19/22	125	123,937
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 0.030%
5.490%(c)	03/11/22	49	43,880
Prime Security Services Borrower LLC,
Term Loan
— %(p)	05/02/22	415	410,183
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 0.055%
5.302%(c)	08/14/24	100	96,844
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 0.045%
6.999%(c)	11/01/24	102	99,334
Term Loan
— %(p)	11/01/24	72	70,440
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 0.050%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
United States (cont’d.)
7.484%(c)	03/09/23	130	$118,415
Transdigm, Inc.,
2018 New Tranche E Term Loan, 1 Month LIBOR + 0.025%
4.999%(c)	05/30/25	24	23,388
2018 New Tranche F Term Loan, 1 Month LIBOR + 0.025%
4.999%(c)	06/09/23	63	61,912
New Tranche G Term Loans, 1 Month LIBOR + 0.025%
4.999%(c)	08/22/24	48	46,789
Tribune Media Co.,
Term B Loan, 1 Month LIBOR + 0.030%
5.499%(c)	12/27/20	39	38,873
UFC Holdings LLC,
Term Loan (First Lien), 1 Month LIBOR + 0.033%
5.750%(c)	08/18/23	149	147,245
Term Loan (Second Lien), 1 Month LIBOR + 0.075%
9.999%(c)	08/18/24	25	25,063
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 0.040%
6.491%(c)	04/12/24	481	416,366
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 0.043%
6.749%(c)	10/22/25	140	120,575
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 0.040%
6.629%(c)	11/30/23	83	78,169
Viskase Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 0.033%^
5.851%(c)	01/30/21	51	49,313
5.851%(c)	01/30/21	43	41,775
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 0.020%
4.499%(c)	08/04/23	111	110,042
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 0.050%
10.500%(c)	03/29/21	64	63,591

			6,189,276

TOTAL BANK LOANS (cost $6,536,937)			6,414,171

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.2%
Cayman Islands — 0.1%
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.784%(c)	02/15/35	1,250	1,243,431
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.384%(c)	02/15/35	1,400	1,388,422

			2,631,853

United States — 1.1%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	711,411
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	196,963
Braemar Hotels & Resorts Trust,

A825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.534%(c)	06/15/35	3,000	$2,984,272
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.805%(c)	03/15/37	1,500	1,496,223
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.614%(cc)	07/10/38	234	235,554
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,237,411
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%,
144A
3.314%(c)	06/15/33	3,000	2,951,141
Fannie Mae-Aces,
Series 2016-M4, Class X2, IO
2.601%(cc)	01/25/39	10,187	899,050
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.302%(cc)	07/25/23	37,121	448,902
Series K068, Class X3, IO
2.059%(cc)	10/25/44	14,240	2,046,213
Series K086, Class X1, IO
0.243%(cc)	11/25/28	34,487	785,117
Series K088, Class X3, IO
2.424%(cc)	02/25/47	10,043	1,863,829
Series K723, Class X3, IO
1.918%(cc)	10/25/34	10,000	773,127
Series K729, Class X3, IO
1.969%(cc)	11/25/44	12,650	1,229,700
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.155%(cc)	04/25/46	500	500,268
Series 2015-K45, Class C, 144A
3.591%(cc)	04/25/48	1,355	1,319,615
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.410%(cc)	03/16/49	6,942	87,910
Series 2014-186, Class IO, IO
0.757%(cc)	08/16/54	14,867	691,929
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	3,518	201,047
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59	2,931	194,176
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.391%(cc)	08/10/44	671	650,724
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,509,466
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.322%(cc)	01/15/49	181	181,483
LB-UBS Commercial Mortgage Trust,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		990	$683,099
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
5.947%(cc)	06/11/42		500	529,452
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.544%(cc)	05/10/45		719	715,481
Velocity Commercial Capital Loan Trust,
Series 2018-2, Class A, 144A
4.050%(cc)	10/26/48		1,832	1,862,024
Series 2019-1, Class A, 144A
3.760%(cc)	03/25/49		6,151	6,182,101
Series 2019-1, Class M1, 144A
3.940%(cc)	03/25/49		2,529	2,543,510
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	508,397
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.266%(cc)	03/15/45		765	743,495

				36,963,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $39,796,937)				39,594,943

CONVERTIBLE BONDS — 3.9%
Bermuda — 0.0%
Golar LNG Ltd.,
Sr. Unsec’d. Notes,
2.750%	02/15/22		1,508	1,438,818

China — 0.5%
China Conch Venture Holdings International Ltd.,
Gtd. Notes,
3.520%(ss)	09/05/23	HKD	11,000	1,424,239
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/29/21		1,250	1,409,364
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/05/21		1,250	1,309,151
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes,
1.000%	07/01/20		814	827,736
1.250%	09/15/22		986	1,000,278
1.990%	07/01/25		805	909,668
Harvest International Co.,
Gtd. Notes,
0.000%(ss)	11/21/22	HKD	18,000	2,332,001
Momo, Inc.,
Sr. Unsec’d. Notes,
1.250%	07/01/25		1,177	1,133,716
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/07/22		500	527,949
Shanghai Port Group BVI Holding Co. Ltd.,

A826

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
China (cont’d.)
Gtd. Notes,
0.181%(ss)	08/09/21		3,044	$3,065,220
Weibo Corp.,
Sr. Unsec’d. Notes,
1.250%	11/15/22		851	787,686
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes,
4.570%(ss)	05/23/23	HKD	8,000	997,762

				15,724,770

Cyprus — 0.1%
Volcan Holdings PLC,
Sr. Sec’d. Notes,
4.125%	04/11/20	GBP	1,700	3,438,575

France — 0.5%
Airbus SE,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/14/21	EUR	1,200	1,506,237
0.000%(ss)	07/01/22(a)	EUR	1,700	2,398,986
Archer Obligations SA,
Gtd. Notes,
0.000%(ss)	03/31/23	EUR	1,600	2,385,121
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes,
0.000%(ss)	02/16/21		655	2,559,299
Remy Cointreau SA,
Sr. Unsec’d. Notes,
0.125%	09/07/26	EUR	1,276	1,987,132
Safran SA,
Sr. Unsec’d. Notes,
0.000%(ss)	06/21/23	EUR	899	1,543,465
TOTAL SA,
Sr. Unsec’d. Notes, MTN,
0.500%	12/02/22		1,800	1,899,359

				14,279,599

Germany — 0.4%
adidas AG,
Sr. Unsec’d. Notes,
0.050%	09/12/23(a)	EUR	2,600	3,120,432
Bayer AG,
Sr. Unsec’d. Notes,
0.050%	06/15/20	EUR	700	781,919
Bayer Capital Corp. BV,
Gtd. Notes,
5.625%	11/22/19	EUR	1,500	1,198,035
Deutsche Wohnen SE,
Sr. Unsec’d. Notes,
0.325%	07/26/24	EUR	2,100	2,587,721
Fresenius SE & Co. KGaA,
Gtd. Notes,
0.000%(ss)	09/24/19	EUR	900	1,075,144
MTU Aero Engines AG,
Sr. Unsec’d. Notes,
0.125%	05/17/23	EUR	500	929,672
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	02/18/21	EUR	1,300	1,471,261
Siemens Financieringsmaatschappij NV,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Gtd. Notes,
1.650%	08/16/19		1,000	$1,027,169

				12,191,353

Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes,
2.777%(ss)	01/05/23		1,400	1,534,749

Japan — 0.2%
ANA Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/16/22	JPY	160,000	1,459,172
0.000%(ss)	09/19/24	JPY	40,000	369,000
Daio Paper Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/17/20	JPY	20,000	181,613
SBI Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/14/22	JPY	30,000	403,174
0.000%(ss)	09/13/23	JPY	120,000	1,140,134
Sony Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/30/22	JPY	235,000	2,480,748
Toray Industries, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	08/30/19	JPY	60,000	539,359
0.000%(ss)	08/31/21	JPY	30,000	287,679

				6,860,879

Netherlands — 0.0%
NXP Semiconductors NV,
Sr. Unsec’d. Notes,
1.000%	12/01/19		1,480	1,515,577

Russia — 0.0%
Abigrove Ltd.,
Gtd. Notes,
0.000%(ss)	02/16/22		800	867,599

Singapore — 0.0%
CapitaLand Ltd.,
Sr. Unsec’d. Notes,
1.850%	06/19/20	SGD	1,000	731,849

Switzerland — 0.2%
Glencore Funding LLC,
Gtd. Notes, MTN,
0.390%(ss)	03/27/25		1,400	1,272,767
Sika AG,
Sr. Unsec’d. Notes,
0.150%	06/05/25	CHF	1,200	1,256,339
Sub. Notes, 3.750%	01/30/22	CHF	400	431,032
STMicroelectronics NV,
Sr. Unsec’d. Notes,
0.000%(ss)	07/03/22		2,000	2,073,239

				5,033,377

Taiwan — 0.0%
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes,

A827

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Taiwan (cont’d.)
0.173%(ss)	06/26/19		700	$746,421

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN,
0.500%	03/27/20	EUR	1,400	1,515,477
DP World PLC,
Sr. Unsec’d. Notes,
1.750%	06/19/24		1,800	1,736,719

				3,252,196

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes,
1.000%	04/28/23	GBP	600	1,021,855
TechnipFMC PLC,
Sr. Unsec’d. Notes,
0.875%	01/25/21	EUR	1,500	1,767,522

				2,789,377

United States — 1.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes,
2.125%	09/01/26		533	1,740,090
Anthem, Inc.,
Sr. Unsec’d. Notes,
2.750%	10/15/42		148	587,295
BofA Finance LLC,
Bank Gtd. Notes, MTN,
0.250%	05/01/23		2,429	2,331,839
Booking Holdings, Inc.,
Sr. Unsec’d. Notes,
0.350%	06/15/20		1,637	2,212,723
0.900%	09/15/21(a)		2,680	2,958,184
DISH Network Corp.,
Sr. Unsec’d. Notes,
3.375%	08/15/26		1,200	1,019,401
Dycom Industries, Inc.,
Sr. Unsec’d. Notes,
0.750%	09/15/21(a)		1,196	1,100,437
Ensco Jersey Finance Ltd.,
Gtd. Notes,
3.000%	01/31/24(a)		1,119	863,095
Euronet Worldwide, Inc.,
Sr. Unsec’d. Notes,
0.750%	03/15/49		1,447	1,558,603
Exact Sciences Corp.,
Sr. Unsec’d. Notes,
1.000%	01/15/25		865	1,180,727
0.375%	03/15/27		774	787,759
Fortive Corp.,
Gtd. Notes,
0.875%	02/15/22		2,231	2,344,906
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes,
0.875%	10/01/22		604	886,547
Illumina, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/15/19		590	721,901
0.500%	06/15/21(a)		855	1,155,898

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes,
0.000%(ss)	08/15/23(a)	1,067	$1,135,363
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes,
1.000%	06/30/47	981	955,607
Liberty Interactive LLC,
Sr. Unsec’d. Notes,
3.750%	02/15/30	16	10,906
4.000%	11/15/29	23	15,755
Sr. Unsec’d. Notes,
1.750%	09/30/46	1,367	1,571,646
Liberty Media Corp.,
Sr. Unsec’d. Notes,
1.375%	10/15/23	1,024	1,147,802
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes,
2.500%	03/15/23	2,668	3,079,192
Microchip Technology, Inc.,
Sr. Sub. Notes,
1.625%	02/15/27	4,070	4,468,046
Nabors Industries, Inc.,
Gtd. Notes,
0.750%	01/15/24	1,529	1,087,650
New Relic, Inc.,
Sr. Unsec’d. Notes,
0.500%	05/01/23	1,118	1,253,707
NuVasive, Inc.,
Sr. Unsec’d. Notes,
2.250%	03/15/21	668	742,926
ON Semiconductor Corp.,
Gtd. Notes,
1.625%	10/15/23	1,330	1,637,037
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes,
0.750%	07/01/23	1,868	2,068,323
QIAGEN NV,
Sr. Unsec’d. Notes,
1.000%	11/13/24	1,000	1,088,249
ServiceNow, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/01/22	521	965,149
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes,
1.375%	03/01/22	843	914,937
Splunk, Inc.,
Sr. Unsec’d. Notes,
0.500%	09/15/23	1,211	1,308,133
Square, Inc.,
Sr. Unsec’d. Notes,
0.500%	05/15/23	676	814,430
Transocean, Inc.,
Gtd. Notes,
0.500%	01/30/23(a)	826	923,166
Twilio, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/01/23	609	1,160,185
Twitter, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/15/24	1,257	1,163,203

A828

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes,
2.250%	06/15/25	1,545	$1,437,513
Workday, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/22	806	1,137,972
Zendesk, Inc.,
Sr. Unsec’d. Notes,
0.250%	03/15/23	431	628,320

			52,164,622

TOTAL CONVERTIBLE BONDS

(cost $117,550,522)			122,569,761

CORPORATE BONDS — 9.9%
Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	645	658,386
BHP Billiton Finance USA Ltd.,
Gtd. Notes
6.420%	03/01/26	75	89,361
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20	200	204,144
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25	500	512,936
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	112	112,000
5.125%	05/15/24	69	69,173
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	250	241,089
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	800	818,106
6.250%	01/14/21	300	316,225
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26	250	251,123
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, REIT, 144A
3.500%	02/12/25	180	179,781
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.500%	06/28/22	250	247,515

			3,699,839

Azerbaijan — 0.0%
Southern Gas Corridor CJSC,
Gov’t. Gtd. Notes
6.875%	03/24/26	200	224,111
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30	650	730,599

			954,710

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes
7.625%	11/07/24	200	$218,301
Sr. Unsec’d. Notes, 144A
8.375%	11/07/28	200	223,924

			442,225

Brazil — 0.1%
Caixa Economica Federal,
Sub. Notes
7.250%(ff)	07/23/24	400	403,663
Cemig Geracao e Transmissao SA,
Gtd. Notes
9.250%	12/05/24	200	216,749
Petrobras Global Finance BV,
Gtd. Notes
5.999%	01/27/28	204	206,448
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32	120	130,652
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	87	99,528

			1,057,040

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	313	309,870
Advanz Pharma Corp.,
Sr. Sec’d. Notes
8.000%	09/06/24	181	170,140
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	59	60,546
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	252	250,400
Air Canada 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.750%	06/15/29	176	177,824
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	292	284,669
Air Canada 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.300%	07/15/31	585	568,048
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23	80	82,700
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.450%	09/19/22	300	297,334
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21	11	10,863
5.625%	06/01/24	23	21,361

A829

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22(a)	369	$372,229
6.125%	01/15/23	211	213,901
7.500%	12/01/24	82	85,178
7.500%	03/15/25(a)	464	477,340
7.875%	04/15/27	360	371,358
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26	145	112,375
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33	150	179,633
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
2.900%	02/01/25	275	269,519
6.125%	09/15/2115	40	49,127
7.125%	10/15/31	285	378,299
Encana Corp.,
Gtd. Notes
7.200%	11/01/31	100	123,216
7.375%	11/01/31	100	125,809
8.125%	09/15/30	50	64,158
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	150	143,242
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	1,015	964,250
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	453	472,819
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	95	98,325
7.625%	01/15/25	45	46,181
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	172,401
Intertape Polymer Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26	91	93,275
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	117	100,620
Manulife Financial Corp.,
Sub. Notes
4.061%(ff)	02/24/32	225	218,725
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23	100	102,000
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23	314	290,450
7.000%	03/31/24(a)	476	443,870
Sec’d. Notes, 144A
6.500%	01/15/25	611	601,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	165	$162,113
5.000%	05/01/25	311	304,780
5.250%	06/01/27	415	407,219
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35	350	330,308
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	201,780
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	92,250
5.875%	06/01/26	105	109,725
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	14	13,090
6.500%	12/15/21	14	14,311
7.750%	12/15/23	380	390,450
Gtd. Notes, 144A
7.125%	01/15/26	35	34,705
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	377	393,023
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26	150	159,025
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25	89	86,998
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26	320	333,600
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
6.200%	10/15/37	100	118,789
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	602	614,040

			12,570,206

Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, 144A
4.375%	02/05/49	500	506,400
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
4.500%	09/14/47	200	189,501
5.250%	11/06/29	400	429,476

			1,125,377

China — 0.0%
Chinalco Capital Holdings Ltd.,
Gtd. Notes
4.000%	08/25/21	200	198,941
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27	200	202,095

A830

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
China (cont’d.)
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	$199,398
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	251,397
Minmetals Bounteous Finance BVI Ltd.,
Gtd. Notes
4.200%	07/27/26	200	202,300

			1,054,131

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23	300	327,675

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	550	543,763
DKT Finance ApS,
Sr. Sec’d. Notes, 144A
9.375%	06/17/23	200	214,100

			757,863

Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	02/16/20	183	182,417
4.625%	11/06/20	200	195,699

			378,116

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22	35	34,606
4.375%	06/12/27	100	99,000
Nordea Bank Abp,
Sub. Notes, 144A
4.875%	05/13/21	550	564,283

			697,889

France — 0.1%
Altice SA,
Sr. Sec’d. Notes, 144A
6.250%	05/15/24(a)	400	403,000
7.375%	05/01/26	550	539,000
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24	200	201,577
BPCE SA,
Gtd. Notes, MTN
2.500%	07/15/19	300	299,763
Sub. Notes, MTN, 144A
4.625%	07/11/24	200	203,056
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	500	493,005

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%(ff)	— (rr)	200	$206,250
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	100	99,894

			2,445,545

Georgia — 0.0%
Georgian Railway JSC,
Sr. Unsec’d. Notes
7.750%	07/11/22	200	213,726

Germany — 0.0%
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.300%	01/06/20	150	149,349
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21	150	150,673
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	69	68,388
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	450	446,625

			815,035

Ghana — 0.0%
Tullow Oil PLC,
Gtd. Notes, 144A
7.000%	03/01/25	200	201,190

Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	300	297,847
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	200,985
King Power Capital Ltd.,
Gtd. Notes
5.625%	11/03/24	200	221,348

			720,180

Indonesia — 0.1%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
5.710%	11/15/23	500	539,158
6.530%	11/15/28	200	228,202
6.757%	11/15/48	400	460,676
Minejesa Capital BV,
Sr. Sec’d. Notes
4.625%	08/10/30	200	193,971
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27	200	196,888
6.150%	05/21/48	200	222,292

			1,841,187

A831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	1,365	$1,365,000
7.250%	05/15/24	545	574,130
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.125%	10/01/23	257	261,498
5.250%	05/15/24	232	238,960
5.500%	01/15/23	15	15,413
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	160	159,200
5.250%	08/15/22	62	63,544
5.500%	02/15/24	170	176,486

			2,854,231

Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
2.875%	05/25/22	600	589,782
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27	110	133,884
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	177	163,725
6.375%	11/15/33	784	756,560
Wind Tre SpA,
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	400	364,100

			2,008,051

Japan — 0.0%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	100,050
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.761%	07/26/23	100	102,714
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	208,296
ORIX Corp.,
Sr. Unsec’d. Notes
3.700%	07/18/27	100	101,063

			512,123

Kazakhstan — 0.0%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42	200	228,808
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes
4.850%	11/17/27	200	203,210
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
3.875%	04/19/22	200	201,694
6.375%	10/24/48	250	273,125

			906,837

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	575	$587,938
7.500%	05/15/26	200	197,400
Altice Luxembourg SA,
Gtd. Notes, 144A
7.625%	02/15/25	200	175,500
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22(a)	875	875,000
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.625%	08/01/24(a)	775	773,063
Intelsat Connect Finance SA, Gtd. Notes, 144A
9.500%	02/15/23(a)	407	360,317
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	1,234	1,095,175
Gtd. Notes, 144A
8.500%	10/15/24	583	566,968
9.750%	07/15/25	225	228,443
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	558	581,715
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	22	19,731
8.125%	06/01/23	199	138,305
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	98,606

			5,698,161

Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, MTN
4.500%	03/18/45	300	331,585

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40	100	124,738
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25	200	198,135
Sub. Notes
3.800%(ff)	08/11/26	200	195,501
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	1,180	1,221,300
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23	150	154,735
Cometa Energia SA de CV,
Sr. Sec’d. Notes
6.375%	04/24/35	395	385,917
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	443	407,560

A832

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44	300	$245,250
6.500%	03/13/27	605	609,235
6.500%	01/23/29	450	445,950
6.625%	06/15/35	500	471,250
Gtd. Notes, 3 Month LIBOR + 3.650%
6.251%(c)	03/11/22	400	413,336
Gtd. Notes, MTN
6.750%	09/21/47	303	278,154

			5,151,061

Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25	200	207,770
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23	750	783,437
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25	150	152,758
Starfruit Finco BV/Starfruit US Holdco LLC,
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	245	246,838
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	370	375,550
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	241,938

			2,008,291

New Zealand — 0.0%
ANZ New Zealand Int’l Ltd.,
Gtd. Notes, 144A
2.875%	01/25/22	200	199,323

Norway — 0.0%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25	300	313,875
Equinor ASA,
Gtd. Notes
7.250%	09/23/27	160	205,475

			519,350

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes
6.000%	11/18/48	200	219,499

Peru — 0.0%
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	200,700
Nexa Resources SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	200	202,502

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Peru (cont’d.)
Petroleos del Peru SA,
Sr. Unsec’d. Notes
4.750%	06/19/32	600	$615,749

			1,018,951

Russia — 0.0%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	200	207,219
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	206,039

			413,258

Singapore — 0.0%
BOC Aviation Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.375%	09/15/21	300	292,705

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.000%	09/11/27(a)	200	194,416
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21	200	197,137
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	196,170

			587,723

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	215	204,250

Spain — 0.0%
AI Candelaria Spain SLU,
Sr. Sec’d. Notes
7.500%	12/15/28	300	312,749
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	160	194,718

			507,467

Switzerland — 0.1%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	252,872
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	302,271
3.800%	06/09/23	400	406,231
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	160	165,049
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.253%	03/23/28	200	207,987

			1,334,410

A833

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19	200	$198,899

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
6.750%	10/31/23	EUR100	108,698

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22	67	67,503
5.000%	08/01/24	188	190,350
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25	488	463,600

			721,453

United Kingdom — 0.2%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	50	63,696
Barclays PLC,
Jr. Sub. Notes
7.750%(ff)	— (rr)	200	200,340
Sr. Unsec’d. Notes
3.684%	01/10/23	350	349,583
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	200	202,213
Sub. Notes
4.836%	05/09/28(a)	500	494,607
British Airways 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	03/20/33	395	401,214
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30	50	71,740
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.900%	05/25/26	300	303,751
Sub. Notes
4.250%	08/18/25	300	306,358
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27	200	158,000
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25	250	252,913
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
6.250%	02/25/20	200	205,827
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	250	246,078
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	130	134,874
7.000%	08/04/41	120	133,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%(ff)	— (rr)	200	$213,000
Sub. Notes
6.000%	12/19/23	481	513,444
6.125%	12/15/22	315	335,098
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	316,218
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	450	452,813
5.500%	08/15/26	400	407,000
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24	150	151,259
6.150%	02/27/37	175	194,083

			6,107,784

United States — 8.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	251	252,569
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	405	396,900
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	167	156,980
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	550	402,875
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	285	274,883
AECOM,
Gtd. Notes
5.125%	03/15/27	283	273,449
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25	302	313,325
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25	210	212,642
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	340	313,225
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	197,897
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	275	264,784
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23(a)	335	281,400
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	157	130,310

A834

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.000%	03/15/27(a)	120	$ 100,536
Sr. Sec’d. Notes
7.500%	07/15/23	61	62,543
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	95,227
3.850%	12/01/42	70	68,618
5.600%	03/15/33	150	176,013
6.000%	03/01/39	95	118,874
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	103,327
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	215	203,981
6.625%	06/15/24	770	777,700
Gtd. Notes, 144A
7.500%	03/15/26	372	382,695
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	600	634,500
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	137	140,425
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	150	151,955
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	195	197,194
Gtd. Notes, MTN, 144A
5.875%	11/01/21	90	92,025
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	301	300,248
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	140	173,775
Sr. Unsec’d. Notes
4.125%	02/13/22	470	474,113
4.625%	05/19/22	265	270,300
4.625%	03/30/25(a)	126	127,890
5.125%	09/30/24	324	340,605
Sub. Notes
5.750%	11/20/25(a)	335	356,812
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	250	291,052
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	423	395,420
5.875%	11/15/26(a)	106	95,665
6.125%	05/15/27	148	133,755
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	138	136,965
5.000%	04/01/24	345	346,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	90	$91,724
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	147	151,748
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	116	114,077
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	180	176,374
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	180	175,780
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	270	271,255
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	730	710,838
6.250%	03/15/26	270	260,550
6.500%	04/01/27(a)	699	676,492
6.625%	10/15/22	2	2,048
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	285	275,005
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	250	250,169
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/31/23	240	243,294
5.900%	11/01/21	100	107,040
American Tower Trust,
Asset-Backed, REIT, 144A
3.070%	03/15/48	100	99,724
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	47	49,182
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	333	325,508
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	450	448,313
5.625%	05/20/24	60	60,975
5.750%	05/20/27	128	126,400
5.875%	08/20/26	132	131,835
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22(a)	285	289,817
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	247	250,705
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	121	119,336

A835

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	14	$13,965
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	404,867
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	100	99,865
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%(ff)	— (rr)	170	170,850
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22	94	96,585
6.375%	05/01/24	195	204,263
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	145	146,131
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	533	535,825
5.625%	06/01/23	254	257,493
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	140	141,636
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	79	79,062
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	154,762
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	600	606,018
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	370	368,476
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27	717	744,554
6.750%	01/15/28	136	140,760
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	08/15/37	1,000	1,010,877
6.350%	03/15/40	170	197,140
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	343	351,524
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	200	199,303
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	425	440,938
Avaya, Inc., Escrow Shares,
First Lien, 144A
— %(d)^	04/01/99(a)	245	25

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27	150	$142,385
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25(a)	392	376,320
6.375%	04/01/24(a)	730	741,863
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	215	215,269
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	245	234,894
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	104,934
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	51,875
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	385	373,450
Bank of America Corp.,
Jr. Sub. Notes
6.100%(ff)	— (rr)	285	301,561
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	890	886,456
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23	800	797,553
3.093%(ff)	10/01/25	379	375,858
3.248%	10/21/27	750	734,283
3.864%(ff)	07/23/24	100	102,841
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	583	617,980
9.250%	04/01/26	113	123,656
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	35	35,007
5.875%	05/15/23	585	592,313
6.125%	04/15/25(a)	2,916	2,886,840
9.000%	12/15/25(a)	439	476,886
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	13	13,329
6.500%	03/15/22	284	293,940
7.000%	03/15/24(a)	684	723,672
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	127	159,510
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	223,126
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	115	116,903
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	180	188,154

A836

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	455	$461,825
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25(a)	85	84,788
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	150,907
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	202	207,050
6.375%	04/01/26	310	320,850
6.875%	05/15/23	320	332,400
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	226	241,820
BP Capital Markets America, Inc.,
Gtd. Notes
3.224%	04/14/24	220	222,848
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	145	145,725
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	125	120,625
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	37	6,938
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.650%	06/15/24	185	184,537
3.850%	02/01/25	150	149,296
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	500	477,662
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	68	65,110
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78	255	226,313
Sr. Unsec’d. Notes
5.850%	11/15/43	125	124,298
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	525	521,220
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	50	50,750
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	50	52,250
8.000%	04/15/20	103	107,635
Caesars Entertainment Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/24	537	763,093

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	$35,275
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)	174	136,642
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	79	79,395
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	430	427,850
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	245	243,775
Camelot Finance SA,
Gtd. Notes, 144A
7.875%	10/15/24(a)	286	301,730
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	300	299,756
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	306	301,028
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	88	87,120
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	250	248,750
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	106	108,783
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	85	86,488
5.750%	01/15/24	290	297,613
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	251	247,524
5.125%	05/01/27(a)	2,695	2,711,844
5.375%	05/01/25	10	10,325
5.500%	05/01/26	810	836,325
5.750%	02/15/26	1,520	1,590,300
5.875%	04/01/24	599	626,021
5.875%	05/01/27	115	119,347
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	87	88,849
5.000%	09/01/25	315	322,875
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	265	270,300
6.125%	02/15/24	190	199,082
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26(a)	50	52,188
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	110	131,679

A837

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	315	$289,013
6.125%	11/15/23	445	464,469
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	496	479,880
5.800%	03/15/22	190	193,563
6.450%	06/15/21	95	98,919
6.750%	12/01/23	35	36,531
6.875%	01/15/28	60	56,400
7.500%	04/01/24(a)	500	528,750
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	300	316,553
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23(a)	365	377,352
7.000%	05/15/25(a)	175	184,188
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	41,950
5.875%	03/31/25	678	737,325
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26	79	80,975
Sr. Sec’d. Notes
5.250%	10/01/25	119	121,678
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	52	53,365
7.000%	10/01/24	122	121,695
7.500%	10/01/26	90	88,407
8.000%	01/15/25(a)	179	182,580
8.000%	06/15/27(a)	356	350,660
Gtd. Notes, 3 Month LIBOR + 3.250%
6.037%(c)	04/15/19	16	15,984
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)	318	237,005
Sr. Sec’d. Notes
5.125%	08/01/21(a)	264	259,538
6.250%	03/31/23	362	340,606
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	196	188,160
8.625%	01/15/24	418	418,523
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24(a)	369	339,694
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	139	126,838
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	175	216,940
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	156	158,621

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	164	$170,150
5.250%	03/07/25	60	63,843
Sub. Notes
6.125%	03/09/28	53	58,963
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	94	93,413
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	— (rr)	70	71,400
6.125%(ff)	— (rr)	235	239,700
6.250%(ff)	— (rr)	70	73,675
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	950	964,710
8.125%	07/15/39	42	63,137
Sub. Notes
4.050%	07/30/22	250	257,459
5.500%	09/13/25	115	126,050
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	410	404,451
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,303	2,351,939
6.500%	11/15/22	112	114,660
Gtd. Notes, 144A
9.250%	02/15/24	1,367	1,449,020
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23(a)	259	246,050
Gtd. Notes, 144A
5.375%	02/01/25	95	88,350
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26	35	33,338
5.375%	08/15/24(a)	47	46,883
Gtd. Notes, 144A
5.750%	10/15/25(a)	70	70,263
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	65	62,238
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	110	108,625
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	45	43,940
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	58,941
4.500%	03/01/26	42	43,755
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	246	242,310
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	176	182,160

A838

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	60	$58,050
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	57	54,863
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	805	823,113
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	149	155,146
6.375%	02/15/26	28	29,802
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28(a)	300	293,555
3.375%	02/15/25	300	305,579
3.375%	08/15/25	400	405,238
3.600%	03/01/24	200	205,871
4.200%	08/15/34	649	675,306
4.250%	01/15/33	150	158,318
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	109	109,273
5.375%	07/15/27	48	46,200
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	182	186,148
6.000%	03/01/26	862	891,627
Sr. Unsec’d. Notes, 144A
8.250%	03/01/27	182	188,825
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	70	62,068
6.000%	06/15/25(a)	1,056	1,026,643
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	115,913
Comstock Resources, Inc., Escrow Shares,
Gtd. Notes, 144A
9.750%	08/15/26	45	41,400
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	55	57,726
5.300%	11/01/38	215	217,633
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	184	168,084
Constellium NV,
Gtd. Notes, 144A
6.625%	03/01/25(a)	250	255,000
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	154,251
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	365	372,452

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	24	$24,350
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	495	434,610
CoreCivic, Inc.,
Gtd. Notes, REIT
4.625%	05/01/23	255	245,438
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	265	259,038
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	98	99,715
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	250	231,250
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	122	124,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	155	158,875
6.250%	04/01/23	280	287,000
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	90	86,963
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	166	166,797
Crown Castle Towers LLC,
Asset Backed, 144A
3.663%	05/15/45	100	101,069
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	200	203,750
5.500%	05/15/26	700	719,460
5.500%	04/15/27	435	444,200
6.500%	02/01/29	200	213,000
6.625%	10/15/25(a)	740	784,400
Sr. Unsec’d. Notes
5.250%	06/01/24	125	126,875
6.750%	11/15/21	116	123,975
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25(a)	200	214,500
10.875%	10/15/25	500	577,250
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	147	140,385
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	33	34,320
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25(a)	258	221,235
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	622	651,545

A839

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	400	$410,658
4.780%	03/25/38	300	297,088
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	170	175,491
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, REIT
5.000%	03/15/24	52	53,105
5.375%	03/15/27	33	34,145
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	570	581,400
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24	90	89,550
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	793	759,892
5.125%	07/15/24	572	564,850
DCP Midstream LP,
Jr. Sub. Notes
7.375%(ff)	— (rr)	161	157,981
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23(a)	120	119,400
5.375%	07/15/25	201	209,543
Gtd. Notes, 144A
6.750%	09/15/37	170	175,100
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30	230	319,565
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	279	276,210
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	195	198,655
7.125%	06/15/24	130	137,846
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	790	849,685
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25(a)	500	440,250
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	436	476,981
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	144	147,249
Denbury Resources, Inc.,
Sec’d. Notes, 144A
7.500%	02/15/24	7	5,976
9.250%	03/31/22	287	276,955
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	78	52,455
7.875%	08/15/25	167	161,155

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	40	$41,750
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	332	295,480
Digital Realty Trust LP,
Gtd. Notes, REIT
3.700%	08/15/27	125	123,766
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	250	274,348
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	173	155,700
5.875%	11/15/24(a)	3,160	2,654,400
6.750%	06/01/21(a)	727	749,537
7.750%	07/01/26(a)	594	516,780
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	128	113,280
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	08/01/33	150	168,329
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	225	220,009
8.850%	09/15/21	90	101,453
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	334	345,273
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38	48	61,253
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35	50	62,665
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	100	97,606
5.700%	04/01/35	100	118,569
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	200	195,469
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32	24	24,679
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25(a)	252	255,150
6.000%	09/15/26	222	225,330
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,107	1,077,941
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23	49	47,547

A840

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	55	$58,300
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	217	219,713
5.750%	09/15/25	300	304,875
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	492	378,840
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	196,250
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	282	268,605
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	264	262,020
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	325	321,646
7.750%	01/15/27	410	436,650
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	225	235,181
4.900%	02/01/24	100	105,435
5.875%	01/15/24	33	36,021
6.050%	06/01/41	250	267,539
Jr. Sub. Notes
6.625%(ff)	— (rr)	117	111,226
Energy Transfer Partners LP,
Gtd. Notes
6.625%	10/15/36	140	158,043
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%(ff)	— (rr)	171	141,503
Sr. Unsec’d. Notes
4.150%	06/01/25	180	173,250
4.400%	04/01/24	330	326,700
4.850%	07/15/26	160	158,832
5.600%	04/01/44	140	125,300
EnPro Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/26	245	246,838
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	24	18,607
5.750%	10/01/44	179	115,008
7.750%	02/01/26	43	36,281
8.000%	01/31/24	45	41,063
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	450	445,500
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	170	191,026
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	104,566

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	493	$500,395
Enterprise Products Operating LLC,
Gtd. Notes
4.875%(ff)	08/16/77	59	54,696
5.375%(ff)	02/15/78	116	103,478
6.875%	03/01/33	200	256,724
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)	880	784,300
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	235	81,075
9.375%	05/01/24	418	148,390
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	877	712,563
8.000%	11/29/24	265	147,075
EPR Properties,
Gtd. Notes, REIT
4.500%	06/01/27	150	151,144
4.950%	04/15/28	200	207,923
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	04/01/23	250	254,375
5.875%	01/15/26	654	688,956
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	50	64,142
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	382	379,452
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	474	482,651
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	50	65,874
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	120	121,654
5.750%	10/01/41	250	260,573
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	14	10,745
7.375%	05/15/24	10	8,350
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	131	131,491
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24	1,192	1,225,674
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	9	9,233
5.375%	08/15/23	1,020	1,041,675
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	109	111,454

A841

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	30	$28,650
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	100	121,361
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.021%	05/03/19	200	199,818
4.687%	06/09/25	515	491,911
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	255	252,131
3.875%	03/15/23	987	972,797
4.550%	11/14/24	670	659,950
5.400%	11/14/34	8	7,280
5.450%	03/15/43	15	13,125
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	295	274,350
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(a)	240	247,800
Sr. Unsec’d. Notes
7.125%	01/15/23	50	30,250
7.625%	04/15/24	22	12,045
10.500%	09/15/22(a)	170	129,625
11.000%	09/15/25	1,015	667,997
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24(a)	125	116,250
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	245	247,622
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22(a)	658	660,573
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21	370	371,850
6.875%	04/15/25	100	104,375
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	325	330,688
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	900	873,298
4.418%	11/15/35	1,057	977,182
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	40	39,281
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	45	44,786
5.500%	01/08/20	145	148,145
6.000%	08/07/19	100	100,952
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	74,618
5.875%	01/14/38	200	212,747

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	$171,336
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	200	209,232
6.750%	04/01/46	150	156,448
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	200	198,877
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	94	90,240
6.000%	05/15/23	52	52,390
6.250%	05/15/26	50	47,250
6.750%	08/01/22	95	97,256
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	275	299,750
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22	395	381,175
5.875%	10/15/24	165	144,375
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27	32	32,200
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	101	99,738
7.000%	06/15/23	185	183,150
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes, REIT
5.250%	06/01/25	200	209,500
5.750%	06/01/28	200	214,740
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	700	691,007
3.750%	05/22/25	350	353,556
3.750%	02/25/26	250	250,845
4.411%(ff)	04/23/39	200	200,397
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22	24	11,602
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	319	291,486
5.000%	05/31/26(a)	336	320,376
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	59	61,950
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	75	75,304
5.875%	07/15/26	150	152,655
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27	83	88,188

A842

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	296	$302,660
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	350	353,455
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25	60	54,300
6.375%	01/15/26	180	159,300
6.625%	05/01/23	10	9,700
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	250	249,375
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	220	132,000
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	100	109,787
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	116,552
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	355	350,243
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	92	82,956
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	113	118,746
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,921	2,036,260
5.625%	09/01/28	134	141,705
5.875%	05/01/23	775	826,344
5.875%	02/15/26	3,019	3,260,520
5.875%	02/01/29	68	73,267
7.500%	02/15/22	120	132,336
Sr. Sec’d. Notes
5.250%	06/15/26	200	214,294
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22	75	75,069
3.875%	08/15/24	225	229,311
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	224	224,000
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	134	139,528
7.750%	06/01/24(a)	270	286,538
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21	121	120,849
Gtd. Notes, 144A
5.500%	10/15/24(a)	923	774,166
Sec’d. Notes, 144A
7.625%	06/01/22(a)	536	548,596

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	115	$111,872
6.250%	11/01/28	125	125,313
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	50	44,750
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	10	10,147
5.750%	09/01/23	325	335,156
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.125%	05/01/26	285	289,785
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	374	388,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	335	338,350
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	146	150,672
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25(a)	395	392,946
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, REIT
3.875%	04/01/24	150	150,442
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	150	147,000
Sr. Sec’d. Notes
5.250%	08/01/26	254	252,095
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	229	230,904
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	50,625
6.000%	08/01/20	35	35,333
6.250%	02/01/22	81	83,094
6.375%	12/15/25	248	253,890
6.750%	02/01/24	64	66,720
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%(d)	12/15/19	528	374,880
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65	215	169,850
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.850%(cc)	12/21/65	275	215,875
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	50,424

A843

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21	183	$182,826
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,443	1,462,841
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	121	123,269
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26	125	122,229
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	225	226,425
4.000%	12/15/32	201	219,965
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	50	52,503
5.000%	09/26/48	100	104,974
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	695	722,800
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	425	458,203
8.625%	01/15/22	230	261,230
IQVIA, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23	59	60,038
5.000%	10/15/26	490	501,334
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	379	356,260
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24	193	194,930
Gtd. Notes, REIT, 144A
4.875%	09/15/27(a)	361	346,560
5.250%	03/15/28	77	74,401
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	95	101,888
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	570	587,100
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	120	123,614
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	303	303,857
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	395	404,875
5.875%	07/15/24	541	555,878
6.750%	02/15/28	361	373,635
7.250%	06/01/21	311	313,177

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	390	$370,500
4.875%	12/15/27	15	14,138
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	118,530
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	100	104,103
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	101,625
5.000%	03/30/20	100	102,081
5.700%	03/01/41	128	144,213
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	56	57,540
Kansas City Power & Light Co.,
Sr. Sec’d. Notes
3.150%	03/15/23	50	50,764
5.300%	10/01/41	175	204,386
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	61	60,619
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	435	420,626
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	280	286,642
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	50	48,875
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	300	295,653
5.000%	06/04/42	100	94,574
Kroger Co. (The),
Gtd. Notes
7.700%	06/01/29	150	183,968
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	43	38,324
6.750%	07/01/36	202	169,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	131	132,965
5.250%	10/01/25	82	78,720
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	13	13,325
5.750%	02/01/26	365	381,425
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	8	7,310
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	66,300
5.250%	06/01/26	205	210,894

A844

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	11/15/24	160	$169,800
4.500%	04/30/24	75	76,125
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	60	59,850
5.375%	01/15/24	188	191,497
5.375%	05/01/25	752	761,250
5.625%	02/01/23	50	50,563
Level 3 Parent LLC,
Sr. Unsec’d. Notes
5.750%	12/01/22	240	242,472
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	75	78,000
7.800%	03/07/87	66	75,570
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	300	365,778
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	140,048
6.150%	04/07/36	7	8,361
6.250%	02/15/20	100	102,841
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24	55	57,613
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	270	271,688
5.625%	03/15/26	100	103,250
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42	108	110,014
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	237	240,034
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	335	343,794
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	204,803
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	70	54,600
5.625%	10/15/23	497	412,510
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	250	251,769
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	428	448,416
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	250	239,403
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	262	254,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	180	$204,770
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	395	402,900
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	184	182,578
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	370	371,850
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	212	211,470
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	1,142	1,123,443
Sr. Unsec’d. Notes
3.150%	03/15/23	63	56,385
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	110	117,898
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	100	109,183
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	190	199,500
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	150	151,333
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27(a)	85	87,975
Gtd. Notes, REIT
5.625%	05/01/24	265	275,600
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	820	797,450
5.750%	06/15/25(a)	1,118	1,157,130
6.000%	03/15/23	1,040	1,097,200
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	300	329,828
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	100	103,894
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,200	1,190,929
Sub. Notes, MTN
5.000%	11/24/25	350	375,155
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	659	657,353

A845

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	100	$101,856
4.500%	04/15/38	170	161,475
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.250%	05/06/19	250	249,846
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	100	97,693
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23	9	8,190
5.500%	01/15/23	108	103,086
5.750%	02/01/25(a)	413	370,143
National Retail Properties, Inc.,
Sr. Unsec’d. Notes, REIT
3.500%	10/15/27	300	295,232
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	142	146,260
9.125%	07/15/26	96	97,440
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	140	140,000
6.500%	06/01/22	100	98,438
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	722	382,660
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	396	212,072
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26(a)	75	73,594
4.875%	04/15/28	655	648,450
5.750%	03/01/24	7	7,496
5.875%	02/15/25	95	102,662
Sr. Unsec’d. Notes,
5.875%	11/15/28	390	411,938
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	225	258,495
6.650%	04/01/36	200	259,556
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	100	88,500
7.750%	06/15/26	18	16,380
8.000%	05/01/31	224	201,880
8.700%	05/01/30	273	251,160
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	161	130,410
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	145	130,500
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	150	149,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	160	$172,418
5.625%	07/01/24	50	54,610
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	260	263,900
6.125%	02/15/22	55	55,825
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	150,961
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	48	47,640
4.500%	09/15/27	48	46,800
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	55	55,550
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	249	239,351
5.500%	10/01/21	200	200,500
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	424	418,700
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40	135	169,518
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	52	31,200
6.200%	08/01/40	97	61,353
7.950%	04/01/25	29	25,085
8.950%	04/01/45	23	17,940
Gtd. Notes, 144A
7.875%	02/01/26	142	131,705
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	102,303
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52	54	52,397
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23	296	306,031
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	150	146,974
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	239,491
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	50	44,000
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	193	192,276
6.250%	08/15/24	505	516,363

A846

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	235	$242,638
6.625%	01/15/27	135	145,294
7.250%	05/15/26	100	110,019
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26	264	271,242
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	170	169,788
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	133	131,504
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(a)	208	210,080
6.875%	01/15/23(a)	220	220,000
Gtd. Notes, 144A
6.250%	05/01/26(a)	651	620,078
Office Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.600%	02/01/20	100	100,139
3.750%	08/15/19	275	275,497
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	75	96,178
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	49	48,081
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	200	204,446
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	400	425,462
6.650%	10/01/36	50	57,197
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	200	214,421
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26	80	79,736
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	20	20,200
5.625%	02/15/24	184	188,830
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	100	101,750
5.875%	08/15/23	75	78,555
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	300	267,661
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	375	380,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	285	$280,725
5.375%	01/15/25	90	89,775
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26(a)	253	251,735
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	100	102,850
7.250%	06/15/25	121	124,207
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	83	84,453
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	68	68,510
6.375%	03/31/25	60	58,440
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	276	271,860
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.200%	04/01/27	555	552,015
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32	100	130,804
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	580	432,100
8.875%	06/01/25	120	89,700
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	538	450,575
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	271	281,163
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	200	196,517
3.605%	02/15/25	200	199,641
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	459	463,590
5.875%	09/30/27(a)	66	66,495
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
4.950%	04/01/23	130	123,825
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%(ff)	— (rr)	175	164,063
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	149,498
6.700%	05/15/36	85	94,069
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	359	360,795

A847

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	400	$397,940
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22	245	241,199
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	210	204,225
5.500%	03/01/25	220	222,475
5.750%	03/01/27	415	416,556
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	114,066
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	200	203,500
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23(a)	484	508,200
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	291	291,000
5.750%	04/15/26	308	308,065
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	56	54,954
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	54	50,895
5.375%	10/01/22	116	113,390
5.625%	03/01/26	123	111,315
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26	296	305,650
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	49,965
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.650%	05/20/35	100	103,043
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	115	107,669
5.750%	05/01/25	302	303,057
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	60	54,150
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33	41	40,781
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	289	257,464
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	175	172,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	370	$327,450
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	310	287,525
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	49	48,081
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	363	367,991
Regency Centers Corp.,
Gtd. Notes, REIT
3.750%	11/15/22	225	229,062
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	183	94,703
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)	100	103,013
Sr. Sec’d. Notes
5.750%	10/15/20	775	776,255
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	130	132,113
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/21	206	206,000
5.000%	04/15/23	420	422,625
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	500	412,500
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24	100	99,572
4.800%	12/15/43	200	210,960
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	140	139,545
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	175	179,361
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37	50	58,995
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	325	328,348
Sr. Unsec’d. Notes, REIT
4.000%	10/01/22	199	199,716
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	243	255,357
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	496	486,080
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	460	453,100
6.000%	10/15/23	360	373,500

A848

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	147	$152,286
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	165	155,100
7.250%	03/15/26	74	71,780
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	81	80,089
5.625%	11/15/23	114	107,057
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19	250	250,028
6.750%	04/15/20	200	203,485
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	310	319,300
5.000%	10/01/25	40	41,000
5.625%	11/01/24	200	213,000
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	400	424,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24	170	174,463
7.500%	04/01/27	370	425,500
SESI LLC,
Gtd. Notes
7.750%	09/15/24	111	91,853
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	270	261,092
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22(a)	235	239,113
Gtd. Notes, 144A
5.625%	08/01/24(a)	608	613,320
5.875%	03/15/26	12	12,090
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	75	75,844
5.375%	04/15/25(a)	470	482,338
5.375%	07/15/26	445	454,590
6.000%	07/15/24	1,145	1,186,506
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	255	251,971
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	40	37,000
5.625%	06/01/25(a)	250	231,160
6.625%	01/15/27(a)	83	78,850
6.750%	09/15/26	120	115,050
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	121	131,154

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	190	$184,538
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36	150	160,530
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	180	182,240
5.250%	08/15/19	150	151,130
5.875%	03/15/41	100	118,809
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	142	193,326
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	364	357,630
7.500%	04/01/26	207	211,140
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43	38	44,673
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	623	627,673
6.125%	12/15/24	390	393,900
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	253	256,479
6.125%	05/15/22	135	139,725
6.125%	03/15/24(a)	275	281,182
6.875%	03/15/25	50	51,563
7.125%	03/15/26	175	178,171
7.750%	10/01/21	9	9,698
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,579	1,666,003
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	127	130,334
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	402	408,030
7.250%	09/15/21	181	190,050
7.625%	02/15/25	3,531	3,601,620
7.875%	09/15/23	1,048	1,097,780
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	325	326,625
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	210	212,100
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	850	811,750
6.000%	10/15/25	80	83,767
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)	1,033	1,127,261

A849

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
State Street Corp.,
Sub. Notes
3.100%	05/15/23	96	$97,358
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	90	88,200
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	125	122,188
5.000%	12/15/26	55	56,169
5.250%	04/15/23	54	54,878
5.500%	10/01/24	30	30,975
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	76	78,280
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	83	84,731
Gtd. Notes, 144A
5.125%	06/01/25	100	96,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	137	135,630
5.750%	04/15/25	114	107,445
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	150	155,913
5.950%	12/01/25	469	518,726
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	109	110,733
5.500%	02/15/26	112	110,880
5.875%	03/15/28	22	21,835
Sr. Unsec’d. Notes, 144A
6.000%	04/15/27	220	221,034
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	275	274,118
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	240	240,359
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	240	211,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	140	143,500
5.500%	01/15/28	160	160,446
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	247	246,074
5.000%	01/15/28	40	39,450
5.125%	02/01/25	111	113,220
6.750%	03/15/24	805	843,238
Gtd. Notes, 144A
5.875%	04/15/26	178	188,146
6.500%	07/15/27	249	268,609
6.875%	01/15/29	200	217,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	$249,888
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	167,644
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	525	427,219
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	102,044
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	375	387,188
Gtd. Notes, 144A
5.500%	09/15/24	55	55,550
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	109	111,044
5.250%	06/15/24	60	61,388
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	361	361,224
5.625%	10/15/23(a)	689	701,058
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	325	326,641
Sec’d. Notes, 144A
6.250%	02/01/27	920	955,006
Sr. Sec’d. Notes
4.375%	10/01/21	326	331,672
4.500%	04/01/21	334	339,010
4.625%	07/15/24	588	588,911
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,040	1,071,200
8.125%	04/01/22	226	243,142
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	303	305,273
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	260	208,000
5.375%	12/15/24	25	22,500
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)	385	383,075
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	163	158,925
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	206	203,526
5.000%	01/31/28	115	110,975
6.625%	06/15/25	10	10,475
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes^
— %	12/31/19	165	413
— %	10/10/99	725	2,175

A850

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/ 22	185	$182,294
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	304,685
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	340	443,296
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26	621	620,660
4.750%	02/01/28	286	283,498
6.375%	03/01/25	1,010	1,051,713
6.500%	01/15/26	1,100	1,174,250
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
— %^	07/09/99	2,574	—
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	35	35,219
5.625%	01/15/24	80	84,000
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	158,359
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24	50	51,375
6.500%	05/15/25	171	173,582
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	294	306,201
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	49	46,060
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	53	55,572
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	240	243,030
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	178	185,120
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	70	72,248
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38	201	155,775
7.500%	04/15/31	89	76,095
9.350%	12/15/41	54	50,558
Gtd. Notes, 144A
7.250%	11/01/25	126	124,740
7.500%	01/15/26	197	194,538
9.000%	07/15/23	232	247,370
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	51	55,080

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24(a)	255	$264,563
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	185	182,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	533	505,018
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	90	87,750
5.250%	06/01/22	140	134,400
7.750%	08/15/25	95	90,725
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	264	244,200
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	196	187,062
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)	274	273,008
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	70	72,436
Ultra Resources, Inc.,
Sec’d. Notes
11.000%	07/12/24	522	305,370
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	148	142,080
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	78	80,585
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	160	161,330
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	237	226,934
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	196	197,901
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	150	148,125
4.875%	01/15/28	205	199,404
5.500%	05/15/27	1,085	1,095,850
5.750%	11/15/24	575	590,813
6.500%	12/15/26	401	422,053
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	165	175,931
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	113	105,373
6.875%	08/15/25	114	110,865

A851

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	430	$446,590
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	29	29,001
3.750%	07/15/25	100	104,383
4.625%	07/15/35	100	112,102
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23(a)	280	252,700
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23(a)	205	194,299
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	35	33,141
5.125%	02/15/25	78	72,638
US Airways 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.900%	04/01/26	229	248,677
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	457	476,987
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	116	119,045
Sr. Unsec’d. Notes, 144A
6.875%	09/01/27	18	18,293
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	38,280
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25	200	205,876
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	205	179,375
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	450	455,151
4.500%	08/10/33	1,000	1,056,994
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	114	113,715
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	842	837,790
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57(a)	320	310,400
6.250%(ff)	02/28/57	124	124,310
Sr. Unsec’d. Notes
3.875%	04/01/24	93	94,695
6.875%	04/30/36	150	176,003
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes, REIT
8.000%	10/15/23	374	409,460

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25	48	$48,720
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	326,179
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	550	511,500
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24	430	454,734
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	136	141,440
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	111	107,948
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	127	126,070
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	237	236,111
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	190	177,175
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25	125	129,665
9.500%	07/15/24	200	259,782
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24	230	232,122
3.600%	07/15/25	70	69,824
Weatherford International LLC,
Gtd. Notes
9.875%	03/01/25	56	39,620
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	17	11,900
5.950%	04/15/42	107	59,888
6.500%	08/01/36	72	40,680
6.750%	09/15/40	27	15,188
7.000%	03/15/38	26	14,820
8.250%	06/15/23	21	14,858
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	175	188,781
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	148	153,180
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21	89	88,569
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	200	201,567
Sub. Notes
5.375%	11/02/43	150	168,656

A852

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes, MTN
4.100%	06/03/26	724	$740,177
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	235	237,938
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	133	129,343
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	257	245,435
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22	100	100,195
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	50	50,575
6.250%	04/01/23	27	27,135
6.625%	01/15/26(a)	494	484,120
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	330	341,138
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%(d)	06/30/25(a)	1,363	926,840
Sr. Sec’d. Notes, 144A
8.625%(d)	10/31/25	105	99,619
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	41,521
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	184	188,830
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	25	25,313
5.000%	08/01/23	160	162,800
5.625%	04/15/22	242	244,420
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	93	96,488
8.250%	08/01/23	25	28,125
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24	40	42,500
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22	9	9,007
5.400%	04/01/24	103	104,545
5.750%	04/01/27	41	40,668
6.350%	10/01/25	34	35,530
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	710	701,125
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	52	66,392
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	236	229,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23(a)	210	$211,575
6.500%	06/15/22	253	257,744
Sr. Unsec’d. Notes, 144A
6.750%	08/15/24	244	248,880
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	376	380,700
6.375%	05/15/25(a)	574	576,870
Gtd. Notes, 144A
5.750%	01/15/27	157	156,655

			253,161,418

Venezuela — 0.0%
Petroleos de Venezuela SA,
First Lien
8.500%	10/27/20	75	66,375
Sr. Unsec’d. Notes
5.375%(d)	04/12/27	490	110,985
5.500%(d)	04/12/37	60	13,589
9.000%(d)	11/17/21	90	23,831
9.750%(d)	05/17/35	120	33,228
12.750%(d)	02/17/22	120	32,519

			280,527

TOTAL CORPORATE BONDS
(cost $316,661,730)			314,647,989

MUNICIPAL BONDS — 0.0%
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	116,332

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	218,464
5.647%	11/01/40	45	58,232

			276,696

TOTAL MUNICIPAL BONDS
(cost $362,856)			393,028

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.7%
Bermuda
Bellemeade Re Ltd. (Bermuda),
Series 2019-1A, Class M1A, 1 Month LIBOR + 1.300%,
144A
3.784%(c)	03/25/29	5,000	5,000,000

United States
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
4.327%(cc)	04/25/35	866	875,848
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	30	29,879
Series 2004-25CB, Class A1

A853

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
6.000%	12/25/34	1,262	$1,261,327
Series 2004-27CB, Class A1
6.000%	12/25/34	488	481,866
Series 2004-32CB, Class 2A5
5.500%	02/25/35	375	374,895
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,279	1,244,798
Series 2005-J1, Class 6A1
5.000%	02/25/20	62	62,426
Series 2005-J3, Class 3A1
6.500%	09/25/34	39	37,713
Arroyo Mortgage Trust,
Series 2019-1, Class A1, 144A
3.805%(cc)	01/25/49	491	494,506
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	82	81,319
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.500%	04/25/37	1,510	1,149,589
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
4.250%(cc)	05/25/34	370	396,219
Series 2004-9, Class 22A1
4.714%(cc)	11/25/34	239	243,038
Series 2005-6, Class 1A1
4.437%(cc)	08/25/35	222	201,889
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
2.886%(c)	10/25/34	202	169,734
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR +
5.000%
2.515%(c)	09/25/35	1,630	119,574
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	304	303,098
Series 2005-11, Class A2A, 1 Year US Treasury Yield
Curve Rate T Note Constant Maturity + 2.400%
4.820%(c)	10/25/35	422	428,298
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,066	1,065,981
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 1 Month LIBOR + 2.300%,
144A
4.786%(c)	08/25/31	2,500	2,515,871
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	170	173,385
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
3.166%(c)	02/25/35	338	333,933
Series 2004-J3, Class A7
5.500%	05/25/34	94	96,613
Series 2005-31, Class 3A1
4.341%(cc)	01/25/36	623	611,202
Series 2005-HYB1, Class 4A1
4.345%(cc)	03/25/35	241	232,966
Series 2005-HYB3, Class 2A2A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
3.895%(cc)	06/20/35	1,111	$1,118,866
Series 2006-10, Class 1A11
5.850%	05/25/36	117	92,236
Series 2006-15, Class A1
6.250%	10/25/36	159	126,429
Series 2006-18, Class 2A7
6.000%	12/25/36	222	186,300
Series 2006-HYB1, Class 2A2C
3.882%(cc)	03/20/36	720	661,156
Series 2006-HYB2, Class 2A1B
4.219%(cc)	04/20/36	1,236	1,135,851
Series 2007-2, Class A16
6.000%	03/25/37	647	525,307
Series 2007-9, Class A11
5.750%	07/25/37	1,048	872,600
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 01A1
5.000%	11/25/20	129	87,373
Series 2005-10, Class 12A1
5.250%	11/25/20	7	6,389
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.736%(c)	07/25/30	2,000	2,011,353
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350%
4.836%(c)	01/25/31	750	753,114
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000%
4.486%(c)	03/25/31	1,500	1,487,357
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	162	189,671
Series 2002-T19, Class A2
7.000%	07/25/42	278	317,457
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	1,870	135,062
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	704	763,868
Series 2003-W10, Class 3A5
4.299%	06/25/43	454	470,313
Series 2004-W11, Class 1A1
6.000%	05/25/44	438	500,709
Series 2004-W11, Class 1PO, PO
3.230%(s)	05/25/44	331	253,773
Series 2004-W12, Class 1A2
6.500%	07/25/44	281	319,994
Series 2004-W12, Class 1PO, PO
6.370%(s)	07/25/44	445	384,863
Series 2009-W1, Class A
6.000%	12/25/49	185	207,591
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	199	219,885
Series 2003-49, Class YC
4.000%	06/25/23	96	96,986
Series 2003-78, Class B
5.000%	08/25/23	253	260,850

A854

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
Series 2004-35, Class AZ
4.500%	05/25/34	408	$431,925
Series 2004-70, Class EB
5.000%	10/25/24	40	41,698
Series 2006-008, Class FH, 1 Month LIBOR + 0.250%
2.736%(c)	03/25/36	556	549,708
Series 2006-044, Class P, PO
3.300%(s)	12/25/33	43	36,903
Series 2006-077, Class PC
6.500%	08/25/36	68	75,351
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.570%(c)	12/25/36	51	50,523
Series 2007-109, Class YI, IO, 1 Month LIBOR + 6.450%
3.965%(c)	12/25/37	498	79,952
Series 2008-85, Class EB
5.000%	09/25/28	41	43,495
Series 2010-10, Class NT
5.000%	02/25/40	1,383	1,503,600
Series 2011-52, Class GB
5.000%	06/25/41	405	441,370
Series 2011-84, Class PZ
5.250%	09/25/41	446	517,806
Series 2012-13, Class JP
4.500%	02/25/42	161	166,577
Series 2012-16, Class GC
2.500%	11/25/41	2,058	2,025,987
Series 2012-79, Class TP
6.500%	07/25/42	110	121,680
Series 2013-04, Class AJ
3.500%	02/25/43	453	463,039
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,392	100,678
Series 2013-133, Class NA
3.000%	05/25/36	461	461,262
Series 2013-31, Class NC
3.000%	04/25/43	554	551,036
Series 2013-83, Class CA
3.500%	10/25/37	274	276,900
Series 2014-3, Class AM
2.500%	01/25/32	243	241,131
Series 2014-67, Class GA
3.000%	10/25/39	413	414,928
Series 2014-85, Class GA
3.000%	11/25/40	1,892	1,901,105
Series 2016-05, Class KB
2.500%	02/25/46	680	609,593
Series 2016-11, Class LA
3.500%	05/25/42	1,070	1,093,999
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.986%(c)	05/25/46	1,597	1,598,980
Series 2016-38, Class NA
3.000%	01/25/46	1,533	1,540,897
Series 2016-59, Class CA
3.500%	09/25/43	980	998,745
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.986%(c)	09/25/46	1,195	1,198,436
Series 2016-95, Class UH

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
3.500%	02/25/45	1,862	$1,912,088
Series 2017-14, Class DA
3.000%	02/25/45	1,002	1,001,727
Series 2017-41, Class ME
3.000%	05/25/53	10,217	10,304,435
Series 2017-49, Class JA
4.000%	07/25/53	1,091	1,129,198
Series 2017-69, Class HA
3.000%	06/25/46	1,426	1,433,848
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	200	218,043
Series 2003-W6, Class 1A41
5.398%	10/25/42	387	421,295
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
2.840%(c)	09/25/42	432	429,876
Series 2004-W1, Class 1A7
5.681%	11/25/43	716	784,160
Series 2004-W9, Class 1PO, PO
3.950%(s)	02/25/44	444	373,589
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.764%(cc)	02/25/35	174	174,829
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	565	635,539
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	183	198,364
Series 2768, Class PK
5.000%	03/15/34	117	124,814
Series 2846, Class GB
5.000%	08/15/24	312	325,730
Series 2877, Class PB
5.500%	10/15/34	709	763,990
Series 2902, Class QG
5.500%	12/15/34	133	146,850
Series 3158, Class NE
5.500%	05/15/36	160	176,668
Series 3187, Class Z
5.000%	07/15/36	299	322,741
Series 3443, Class PT
6.500%	03/15/37	475	531,954
Series 3703, Class DY
4.000%	08/15/30	1,092	1,138,190
Series 3704, Class DC
4.000%	11/15/36	117	118,819
Series 3737, Class PA
2.000%	04/15/40	474	469,727
Series 3816, Class HN
4.500%	01/15/41	485	522,904
Series 3819, Class JP
4.000%	08/15/39	23	22,697
Series 3827, Class BM
5.500%	08/15/39	247	254,268
Series 3829, Class BE
3.500%	03/15/26	1,000	1,023,072

A855

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.984%(c)	07/15/41	274	$275,923
Series 3920, Class LP
5.000%	01/15/34	250	272,864
Series 4054, Class HI, IO
3.000%	05/15/26	1,201	56,448
Series 4168, Class JA
3.500%	02/15/43	84	84,450
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.784%(c)	05/15/40	5,794	5,777,689
Series 4279, Class JA
3.000%	02/15/37	448	447,972
Series 4374, Class NC
3.750%(cc)	02/15/46	358	361,868
Series 4454, Class DA
3.000%	01/15/41	419	419,499
Series 4471, Class JB
3.500%	09/15/43	1,802	1,874,606
Series 4494, Class KA
3.750%	10/15/42	4,974	5,111,464
Series 4565, Class DM
3.000%	02/15/42	693	699,659
Series 4566, Class CA
3.000%	01/15/43	502	507,366
Series 4572, Class LD
2.000%	08/15/45	2,276	2,193,187
Series 4631, Class G
2.500%	07/15/45	902	890,533
Series 4685, Class PA
3.000%	11/15/44	3,488	3,523,437
Series 4727, Class PH
3.500%	03/15/46	913	934,014
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.834%(c)	12/15/47	4,199	4,173,306
Series 4764, Class NK
3.500%	09/15/43	5,908	6,032,218
Series 4800, Class PA
3.500%	07/15/43	2,068	2,100,226
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.984%(c)	06/15/42	251	251,426
Series 279, Class 35
3.500%	09/15/42	610	623,371
Series 304, Class C32, IO
3.000%	12/15/27	966	63,538
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	517	561,153
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825%
3.311%(c)	01/25/34	1,271	1,256,717
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	318	333,354
Series 2004-19, Class KE
5.000%	03/16/34	623	672,932
Series 2005-3, Class QB

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
5.000%	01/16/35	226	$241,012
Series 2008-38, Class BG
5.000%	05/16/38	322	353,348
Series 2011-22, Class WA
5.876%(cc)	02/20/37	265	297,431
Series 2012-80, Class IB, IO, 1 Month LIBOR + 6.800%
0.300%(c)	10/20/39	6,058	24,679
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
2.939%(c)	04/20/60	48	48,210
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.849%(c)	12/20/62	622	619,086
Series 2013-H04, Class BA
1.650%	02/20/63	442	436,734
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.909%(c)	02/20/62	54	54,212
Series 2017-162, Class PL
3.000%	10/20/47	1,320	1,218,083
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.989%(c)	10/20/67	1,591	1,590,353
Series 2018-66, Class WA
5.524%(cc)	04/20/48	1,697	1,889,492
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.509%(cc)	12/25/34	199	203,179
Impac CMB Trust,
Series 2004-4, Class 1A2, 1 Month LIBOR + 0.620%
3.106%(c)	09/25/34	861	857,129
Series 2004-5, Class 1M3, 1 Month LIBOR + 0.945%
3.431%(c)	10/25/34	188	179,379
Series 2004-9, Class 1A1, 1 Month LIBOR + 0.760%
3.246%(c)	01/25/35	795	788,069
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
3.186%(c)	03/25/35	536	503,872
Series 2005-4, Class 1A1A, 1 Month LIBOR + 0.540%
3.026%(c)	05/25/35	218	213,925
Series 2005-8, Class 1AM, 1 Month LIBOR + 0.700%
3.186%(c)	02/25/36	1,182	1,125,264
Series 2007-A, Class M3, 1 Month LIBOR + 2.250%, 144A
4.736%(c)	05/25/37	937	890,890
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.676%(c)	06/25/37	369	368,757
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
4.482%(cc)	12/25/34	193	194,501
Series 2005-A3, Class 4A1
4.815%(cc)	06/25/35	120	121,443
Series 2005-A8, Class 2A3
4.220%(cc)	11/25/35	199	191,561
Series 2006-S2, Class 2A1
5.000%	06/25/21	22	19,954
Series 2007-A1, Class 3A2
4.329%(cc)	07/25/35	479	486,180
Series 2007-S3, Class 2A3
6.000%	08/25/22	134	132,205
LHOME Mortgage Trust,
Series 2019-RTL1, Class A1, 144A

A856

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
4.580%	10/25/23	1,425	$1,429,536
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.467%(cc)	11/21/34	159	163,262
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	652	666,663
Series 2005-3, Class 4A1
5.500%	03/25/20	14	14,021
Series 2005-6, Class 1A2
5.500%	12/25/35	442	414,892
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	150	152,332
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
3.266%(c)	03/25/28	169	168,496
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
3.126%(c)	10/25/28	186	184,052
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.986%(c)	05/25/29	174	170,585
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
4.212%(cc)	07/25/34	114	114,373
Series 2004-5AR, Class 4A
4.307%(cc)	07/25/34	320	316,275
Series 2006-7, Class 1A
5.000%	06/25/21	80	68,360
MortgageIT Trust,
Series 2005-2, Class 1A2, 1 Month LIBOR + 0.660%
3.146%(c)	05/25/35	301	297,810
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT, 1 Month LIBOR + 0.210%
2.696%(c)	04/25/36	197	185,111
RALI Series Trust,
Series 2006-QH1, Class A1, 1 Month LIBOR + 0.190%
2.676%(c)	12/25/36	2,018	1,941,765
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	259	265,564
Residential Funding Mortgage Securities I,
Series 2005-S9, Class A5
5.750%	12/25/35	154	149,216
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.688%(c)	07/20/36	499	477,143
Series 2018-2, Class A4, 144A
3.500%(cc)	02/25/48	1,358	1,360,224
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
4.495%(cc)	09/25/34	432	436,225
Series 2004-8, Class 3A
4.393%(cc)	07/25/34	325	322,613
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.856%(c)	07/25/34	315	314,578
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
United States (cont’d.)
3.182%(c)	01/19/34		482	$470,697
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
3.182%(c)	03/19/34		507	500,518
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
4.622%(cc)	09/25/33		263	265,369
Toorak Mortgage Corp. Ltd.,
Series 2019-1, Class A1, 144A
4.458%	03/25/22		2,910	2,917,138
Verus Securitization Trust,
Series 2019-INV1, Class B1, 144A
4.991%	12/25/59		167	166,936
Series 2019-INV1, Class M1, 144A
4.034%(cc)	12/25/59		280	279,908
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%
3.036%(c)	07/25/44		1,555	1,568,582
Series 2005-AR3, Class A2
4.467%(cc)	03/25/35		358	362,566
Series 2005-AR7, Class A3
4.103%(cc)	08/25/35		189	191,000
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
3.326%(c)	07/25/45		1,833	1,835,144
Series 2006-AR17, Class 1A1A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 0.810%
3.142%(c)	12/25/46		953	939,166
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
4.465%(cc)	06/25/33		99	100,315
Series 2003-H, Class A1
4.723%(cc)	09/25/33		59	60,390
Series 2003-N, Class 2A1
4.748%(cc)	12/25/33		241	243,101
Series 2004-DD, Class 2A6
5.007%(cc)	01/25/35		390	402,866
Series 2004-R, Class 2A1
4.735%(cc)	09/25/34		136	138,589
Series 2004-W, Class A1
4.846%(cc)	11/25/34		255	258,383
Series 2005-AR4, Class 2A2
5.086%(cc)	04/25/35		128	128,948
Series 2006-2, Class 1A12
5.750%	03/25/36		200	195,683
Series 2006-AR6, Class 7A1
4.810%(cc)	03/25/36		254	258,459
Series 2007-2, Class 3A5
5.250%	03/25/37		87	88,690
Series 2007-7, Class A43, 1 Month LIBOR + 0.500%
2.986%(c)	06/25/37		53	46,590

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $146,789,748)				147,248,341

SOVEREIGN BONDS — 1.5%
Albania
Albania Government International Bond,
Sr. Unsec’d. Notes
3.500%	10/09/25	EUR	100	116,707

A857

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Angola
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	400	$416,847
9.375%	05/08/48	400	432,119

			848,966

Argentina
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
5.875%	01/11/28	1,100	843,700
6.875%	04/22/21	450	410,625
6.875%	01/11/48	550	404,250
Provincia de Buenos Aires,
Sr. Unsec’d. Notes
5.750%	06/15/19	150	150,107

			1,808,682

Azerbaijan
Azerbaijan International Bond,
Sr. Unsec’d. Notes
3.500%	09/01/32	200	175,499
4.750%	03/18/24	200	207,155

			382,654

Bahrain
Bahrain Government International Bond,
Sr. Unsec’d. Notes
6.000%	09/19/44	200	185,895
7.000%	10/12/28	200	214,403

			400,298

Belarus
Belarus International Bond,
Sr. Unsec’d. Notes
6.875%	02/28/23	300	314,249

Bermuda
Bermuda Government International Bond,
Sr. Unsec’d. Notes
3.717%	01/25/27	200	197,251

Bolivia
Bolivian Government International Bond,
Sr. Unsec’d. Notes
4.500%	03/20/28	200	186,399

Brazil
Brazilian Government International Bond,
Sr. Unsec’d. Notes
4.625%	01/13/28	600	604,806
5.000%	01/27/45	300	276,300

			881,106

Colombia
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27	500	507,755
5.000%	06/15/45	900	944,280

			1,452,035

Costa Rica
Costa Rica Government International Bond,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Costa Rica (cont’d.)
Sr. Unsec’d. Notes
4.250%	01/26/23		200	$189,252
4.375%	04/30/25		400	367,504
7.000%	04/04/44		700	667,625

				1,224,381

Croatia
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.000%	01/26/24		800	895,999
6.375%	03/24/21		200	212,005

				1,108,004

Dominican Republic
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.875%	04/18/24		400	418,504
6.500%	02/15/48		600	617,999
6.850%	01/27/45		150	160,499
6.875%	01/29/26		700	768,257
7.450%	04/30/44		100	112,749

				2,078,008

Ecuador
Ecuador Government International Bond,
Sr. Unsec’d. Notes
7.875%	01/23/28		850	808,349
8.875%	10/23/27		300	299,999
9.650%	12/13/26		300	314,249
10.500%	03/24/20		200	209,799

				1,632,396

Egypt
Egypt Government International Bond,
Sr. Unsec’d. Notes
5.875%	06/11/25		500	495,639
7.903%	02/21/48		700	678,049
Sr. Unsec’d. Notes, MTN
4.750%	04/16/26	EUR	100	110,418

				1,284,106

El Salvador
El Salvador Government International Bond,
Sr. Unsec’d. Notes
5.875%	01/30/25		300	291,378
7.375%	12/01/19		300	303,003
7.750%	01/24/23		200	210,802
8.250%	04/10/32		250	269,375

				1,074,558

Ethiopia
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		600	609,839

Gabon
Gabon Government International Bond,
Bonds
6.375%	12/12/24		700	669,575

Ghana
Ghana Government International Bond,

A858

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Ghana (cont’d.)
Sr. Unsec’d. Notes
7.625%	05/16/29		500	$488,717
8.627%	06/16/49		500	487,499

				976,216

Honduras
Honduras Government International Bond,
Sr. Unsec’d. Notes
6.250%	01/19/27		400	422,499
7.500%	03/15/24		200	219,250
8.750%	12/16/20		400	429,499

				1,071,248

Hungary
Hungary Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/25/24		1,200	1,314,809

Indonesia
Indonesia Government International Bond,
Sr. Unsec’d. Notes, MTN
6.750%	01/15/44		400	512,795

Ivory Coast
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.750%	12/31/32		453	428,413
6.125%	06/15/33		200	184,059
6.625%	03/22/48	EUR	200	213,587

				826,059

Jamaica
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28		200	222,252
8.000%	03/15/39		700	837,382

				1,059,634

Jordan
Jordan Government International Bond,
Sr. Unsec’d. Notes
6.125%	01/29/26		200	201,394

Kazakhstan
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, MTN
6.500%	07/21/45		300	384,605

Kenya
Kenya Government International Bond,
Sr. Unsec’d. Notes
6.875%	06/24/24		200	205,299
7.250%	02/28/28		300	302,873

				508,172

Lebanon
Lebanon Government International Bond,
Sr. Unsec’d. Notes
6.650%	04/22/24		200	168,155
6.850%	03/23/27		309	248,365
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19		300	292,560
6.000%	05/20/19		44	43,784

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Lebanon (cont’d.)
6.375%	03/09/20		346	$333,493
6.650%	11/03/28		591	462,869
6.650%	02/26/30		70	53,583
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21		250	233,899

				1,836,708

Mecedonia
North Macedonia Government International Bond,
Sr. Unsec’d. Notes
2.750%	01/18/25	EUR	350	406,191

Mexico
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.600%	02/10/48		500	483,900
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		50	51,125
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		100	101,801

				636,826

Mongolia
Mongolia Government International Bond,
Sr. Unsec’d. Notes
5.625%	05/01/23		300	302,985
Sr. Unsec’d. Notes, MTN
10.875%	04/06/21		200	222,859

				525,844

Nigeria
Nigeria Government International Bond,
Sr. Unsec’d. Notes
7.625%	11/21/25		400	426,483
8.747%	01/21/31		300	330,530
9.248%	01/21/49		200	221,527
Sr. Unsec’d. Notes, 144A
7.696%	02/23/38		400	396,922
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		400	395,214

				1,770,676

Oman
Oman Government International Bond,
Sr. Unsec’d. Notes
5.375%	03/08/27		700	650,999
5.625%	01/17/28		400	374,903
6.750%	01/17/48		350	310,538

				1,336,440

Pakistan
Pakistan Government International Bond,
Sr. Unsec’d. Notes
6.875%	12/05/27		400	393,999
7.250%	04/15/19		600	598,619

				992,618

Panama
Panama Government International Bond,
Sr. Unsec’d. Notes
4.300%	04/29/53		500	510,150

A859

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Panama (cont’d.)
8.875%	09/30/27		400	$553,440

				1,063,590

Paraguay
Paraguay Government International Bond,
Sr. Unsec’d. Notes
5.000%	04/15/26		400	420,971
5.600%	03/13/48		400	427,423
6.100%	08/11/44		500	566,239

				1,414,633

Peru
Peru Government Bond,
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	500	158,546
Peruvian Government International Bond,
Sr. Unsec’d. Notes
5.625%	11/18/50		300	384,900

				543,446

Philippines
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.700%	02/02/42		500	507,283
7.750%	01/14/31		300	421,960

				929,243

Qatar
Qatar Government International Bond,
Sr. Unsec’d. Notes
5.103%	04/23/48		550	602,249
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		400	420,575

				1,022,824

Russia
Russian Foreign Bond,
Sr. Unsec’d. Notes
4.875%	09/16/23		400	419,055
5.875%	09/16/43		800	893,653

				1,312,708

Saudi Arabia
Saudi Government International Bond,
Sr. Unsec’d. Notes
5.250%	01/16/50		600	639,887
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		600	639,888

				1,279,775

Serbia
Serbia International Bond,
Sr. Unsec’d. Notes
7.250%	09/28/21		700	759,919

South Africa
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		200	186,680
4.875%	04/14/26		400	396,118
5.000%	10/12/46		200	177,908

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
South Africa (cont’d.)
5.500%	03/09/20		300	$304,776
6.250%	03/08/41		100	103,461

				1,168,943

Sri Lanka
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.250%	10/04/20		400	405,935
6.250%	07/27/21		200	202,484
6.750%	04/18/28		350	344,729
6.850%	11/03/25		500	503,402

				1,456,550

Turkey
Turkey Government International Bond,
Sr. Unsec’d. Notes
3.250%	03/23/23		900	796,500
4.875%	04/16/43		550	406,872
5.125%	02/17/28		200	171,258
5.200%	02/16/26	EUR	100	110,597

				1,485,227

Ukraine
Ukraine Government International Bond,
Sr. Unsec’d. Notes
— %(p)	05/31/40		275	175,313
7.375%	09/25/32		900	801,431
7.750%	09/01/19		300	300,899

				1,277,643

United Arab Emirates
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes
4.125%	10/11/47		300	302,639

Uruguay
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.975%	04/20/55		900	942,750
7.875%	01/15/33		300	416,250

				1,359,000

Uzbekistan
Uzbekistan Bond,
Notes, MTN, 144A
5.375%	02/20/29		200	198,464

Venezuela
Venezuela Government International Bond,
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		60	17,249
7.650%	04/21/25		110	31,488
7.750%	10/13/19		100	28,249
8.250%	10/13/24		100	29,249
9.000%	05/07/23		80	23,499
9.250%	05/07/28		310	89,899
11.750%	10/21/26		200	61,999
12.750%	08/23/22		200	58,749

				340,381

Zambia
Zambia Government International Bond,

A860

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Zambia (cont’d.)
Sr. Unsec’d. Notes
8.970%	07/30/27	400	$291,999
Unsec’d. Notes
5.375%	09/20/22	200	142,948

			434,947

TOTAL SOVEREIGN BONDS
(cost $45,766,812)			46,979,381

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 3.7%
Fannie Mae Principal Strip, MTN
3.391%(s)	05/15/30	900	645,613
Federal Home Loan Mortgage Corp.
2.500%	07/01/32	3,768	3,753,434
2.500%	01/01/33	3,785	3,769,712
3.000%	11/01/32	1,071	1,082,867
3.000%	06/01/33	777	784,404
3.000%	11/01/42	1,002	1,002,598
3.500%	03/01/32	650	669,318
3.500%	03/01/32	222	226,611
3.500%	11/01/47	1,413	1,443,901
4.000%	02/01/26	216	223,278
4.000%	09/01/42	1,236	1,280,243
4.000%	10/01/42	533	552,491
4.500%	09/01/24	60	61,791
4.500%	08/01/30	220	231,602
4.500%	03/01/44	834	880,666
4.500%	11/01/45	1,048	1,104,296
4.500%	04/01/47	799	837,007
4.500%	05/01/47	1,091	1,143,423
4.500%	05/01/47	420	440,387
4.500%	07/01/47	897	955,377
5.000%	04/01/22	42	43,505
5.000%	07/01/23	134	138,725
5.000%	10/01/23	59	62,479
5.000%	11/01/23	18	17,717
5.000%	06/01/30	172	181,924
5.000%	11/01/33	1,745	1,879,890
5.000%	10/01/40	511	552,125
5.500%	06/01/23	69	71,442
5.500%	12/01/24	76	77,868
5.500%	04/01/27	58	62,334
5.500%	06/01/35	132	145,260
5.500%	06/01/37	51	54,158
7.000%	11/01/37	148	172,594
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	1,500	1,480,758
2.090%	11/01/22	866	855,736
2.330%	01/01/23	919	914,715
2.340%	12/01/22	981	974,468
2.340%	12/01/22	883	879,040
2.350%	05/01/23	845	841,756
2.370%	12/01/22	754	751,178
2.450%	04/01/23	905	905,288
2.570%	03/01/23	1,093	1,097,667
2.590%	10/01/28	1,400	1,352,250
2.619%	12/01/22	632	633,476
2.710%	11/01/28	1,300	1,273,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
2.780%	03/01/26	1,625	$1,632,691
2.870%	02/01/32	660	632,070
2.960%	04/01/22	873	883,311
3.000%	06/01/43	1,131	1,131,561
3.030%	12/01/21	1,465	1,484,669
3.060%	08/01/32	1,160	1,133,567
3.080%	12/01/29	1,230	1,232,663
3.190%	02/01/30	420	423,352
3.240%	01/01/33	960	956,018
3.270%	01/01/27	1,776	1,836,548
3.340%	11/01/30	427	438,801
3.430%	06/01/26	925	963,755
3.500%	02/01/26	3,287	3,362,488
3.500%	08/01/32	537	551,891
3.500%	10/01/32	647	660,444
3.500%	11/01/32	503	513,627
3.500%	03/01/33	610	622,754
3.500%	04/01/33	782	798,531
3.500%	04/01/33	707	721,229
3.500%	05/01/33	723	738,379
3.500%	03/01/38	1,700	1,738,697
3.500%	09/01/42	739	753,530
3.500%	10/01/42	722	735,439
3.500%	01/01/43	842	857,596
3.500%	06/01/43	804	820,385
3.500%	06/01/43	709	722,288
3.500%	07/01/43	722	735,529
3.550%	04/01/30	460	478,332
3.817%	05/01/22	648	665,678
3.885%	08/01/25	1,125	1,197,243
4.000%	06/01/32	838	870,101
4.000%	06/01/33	434	450,310
4.000%	07/01/42	645	667,749
4.000%	06/01/43	872	902,350
4.000%	07/01/43	862	891,738
4.000%	09/01/43	2,861	2,960,756
4.000%	06/01/47	2,118	2,188,621
4.000%	06/01/47	958	997,576
4.000%	06/01/47	904	945,168
4.000%	06/01/48	1,812	1,872,864
4.381%	06/01/21	480	497,349
4.500%	06/01/26	333	342,905
4.500%	09/01/26	98	100,938
4.500%	04/01/44	752	791,086
4.500%	03/01/47	2,515	2,675,509
4.500%	04/01/47	968	1,030,029
4.500%	05/01/48	1,284	1,354,747
4.630%	01/01/21	534	552,004
4.762%	08/01/26	1,255	1,385,994
5.000%	05/01/23	73	76,734
5.000%	06/01/23	90	92,307
5.000%	01/01/26	248	253,611
5.000%	12/01/29	155	163,328
5.000%	10/01/39	346	374,002
5.000%	01/01/40	1,669	1,818,712
5.000%	07/01/41	306	328,492
5.000%	01/01/44	1,358	1,458,539
5.000%	09/01/48	2,016	2,161,041

A861

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
5.000%	10/01/48	2,373	$2,512,168
5.500%	07/01/21	113	115,263
5.500%	01/01/22	28	28,610
5.500%	01/01/26	33	35,624
5.500%	06/01/26	30	31,804
5.500%	05/01/28	121	128,746
5.500%	05/01/33	207	228,128
5.500%	06/01/33	130	138,796
5.500%	10/01/33	121	132,405
5.500%	01/01/34	351	380,987
5.500%	02/01/35	154	169,833
5.500%	04/01/36	93	98,919
5.500%	04/01/37	204	222,708
5.500%	02/01/42	701	770,538
6.000%	10/01/22	158	162,533
6.000%	10/01/27	134	144,576
6.000%	11/01/27	104	111,839
6.000%	03/01/34	255	281,299
6.000%	04/01/39	443	488,288
7.000%	01/01/39	172	204,177
7.500%	10/01/35	304	354,419
Government National Mortgage Assoc.
4.500%	06/20/25	120	125,346
4.500%	11/15/39	428	450,731
5.000%	04/15/25	881	919,374
5.000%	11/15/39	1,281	1,375,450
5.000%	11/20/48	5,473	5,734,432
6.000%	01/15/40	554	611,931
Residual Funding Corp. Principal Strip
2.745%(s)	01/15/30	600	439,568
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	520	664,692
5.880%	04/01/36	150	200,983
Tennessee Valley Authority Generic Strip
3.196%(s)	04/01/26	1,500	1,228,279
3.276%(s)	06/15/27	3,167	2,494,910
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35	775	453,778

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $114,874,141)			115,577,157

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds
2.500%	05/15/46	5,800	5,451,320
2.875%	05/15/43	1,700	1,726,098
2.875%	08/15/45	800	810,656
3.125%	05/15/48	180	190,863
3.625%	02/15/44	4,030	4,635,917
3.750%	11/15/43	7,481	8,770,011
4.375%	11/15/39	600	762,422
4.500%	02/15/36	1,163	1,472,921
4.500%	08/15/39	2,000	2,582,266
5.375%	02/15/31	31	40,550
U.S. Treasury Notes
1.250%	03/31/19	40	40,000
1.375%	09/30/19(k)	35	34,810
1.375%	05/31/20	7,000	6,917,695

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.375%	01/31/21	150	$147,469
1.625%	08/31/22	1,500	1,469,883
1.875%	06/30/20	4,000	3,974,375
1.875%	08/31/24	420	411,666
2.000%	01/31/20(k)	34,071	33,957,874
2.000%	06/30/24	873	861,542
2.125%	02/29/24	80	79,528
2.125%	05/15/25	2,300	2,276,012
2.500%	05/31/20	449	449,561
2.500%	05/15/24	250	252,871
2.625%	05/15/21	555	559,082
2.750%	08/15/21	6,000	6,066,563
2.875%	05/31/25	1,116	1,152,401
3.125%	11/15/28	2,300	2,439,707
U.S. Treasury Strips Coupon
1.499%(s)	05/15/21	3,000	2,856,454
1.508%(s)	08/15/20	1,150	1,113,235
1.695%(s)	05/15/26	3,000	2,531,632
2.255%(s)	11/15/22	400	368,161
2.310%(s)	08/15/32	390	274,619
2.496%(s)	11/15/30	400	296,767
3.938%(s)	11/15/31	465	335,094
U.S. Treasury Strips Principal
2.929%(s)	11/15/41	7,500	3,997,607

TOTAL U.S. TREASURY OBLIGATIONS
(cost $97,779,061)			99,307,632

TOTAL LONG-TERM INVESTMENTS
(cost $2,623,258,094)			2,781,111,755

		Shares
SHORT-TERM INVESTMENTS — 17.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		375,709,132	375,709,132
PGIM Institutional Money Market Fund (cost $173,629,602; includes $173,241,565 of cash collateral for securities on loan)(b)(w)		173,590,506	173,625,224

TOTAL AFFILIATED MUTUAL FUNDS
(cost $549,338,734)			549,334,356

OPTION PURCHASED~* — 0.0%
(cost $56,545)			5,000

TOTAL SHORT-TERM INVESTMENTS
(cost $549,395,279)			549,339,356

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 105.3%
(cost $3,172,653,373)			3,330,451,111

SECURITIES SOLD SHORT — (0.8)%

COMMON STOCKS
United States — (0.8)%
Acuity Brands, Inc.		6,784	(814,148)
Citigroup, Inc.		40,665	(2,530,176)
Colgate-Palmolive Co.		4,845	(332,076)

A862

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Constellation Brands, Inc. (Class A Stock)	20,774	$(3,642,305)
CVS Health Corp.	43,190	(2,329,237)
GrubHub, Inc.*	6,422	(446,136)
HCA Healthcare, Inc.	18,150	(2,366,397)
HealthEquity, Inc.*	8,198	(606,488)
Illinois Tool Works, Inc.	7,944	(1,140,202)
J.B. Hunt Transport Services, Inc.	18,690	(1,893,110)
Kansas City Southern	20,570	(2,385,709)
ManpowerGroup, Inc.	2,465	(203,831)
McKesson Corp.	10,415	(1,219,180)
MGM Resorts International	113,071	(2,901,402)
Molson Coors Brewing Co. (Class B Stock)	18,762	(1,119,153)
National Beverage Corp.	2,230	(128,738)
Sysco Corp.	8,970	(598,837)
TransUnion	4,377	(292,559)

		(24,949,684)

TOTAL SECURITIES SOLD SHORT
(proceeds received $24,875,325)		(24,949,684)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT — 104.5%
(cost $3,147,778,048)		3,305,501,427
Liabilities in excess of other assets(z) — (4.5)%		(142,413,850)

NET ASSETS — 100.0%		$3,163,087,577

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,999,400 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,789,057; cash collateral of $173,241,565 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of March 31, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	04/18/19	$2,650.00	20	2	$5,000

(cost $56,545)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
949	3 Year Australian Treasury Bonds	Jun. 2019	$209,404,143	$392,680
637	10 Year Australian Treasury Bonds	Jun. 2019	481,370,849	1,151,663
3,720	10 Year U.S. Treasury Notes	Jun. 2019	462,093,750	6,500,383
1,722	Mini MSCI EAFE Index	Jun. 2019	160,697,040	3,413,840
754	Mini MSCI Emerging Markets Index	Jun. 2019	39,863,980	(401,480)
822	S&P 500 E-Mini Index	Jun. 2019	116,633,580	3,526,380
345	S&P Mid Cap 400 E-Mini Index	Jun. 2019	65,584,500	1,257,525
166	S&P/TSX 60 Index	Jun. 2019	23,777,992	198,570

				16,039,561

A863

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
602	10 Year Canadian Government Bonds	Jun. 2019	$ 62,634,849	$ (581,121)
373	10 Year U.K. Gilt	Jun. 2019	62,850,048	(1,229,493)
14	10 Year U.S. Treasury Notes	Jun. 2019	1,739,063	4,375
500	ASX SPI 200 Index	Jun. 2019	54,771,541	88,757
1,711	Euro STOXX 50 Index	Jun. 2019	62,800,260	(1,083,256)
4,923	MSCI Europe Index	Jun. 2019	120,195,068	(1,954,378)
61	Russell 2000 E-Mini Index	Jun. 2019	4,708,590	(40,342)

				(4,795,458)

				$11,244,103

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/23/19	Citibank, N.A.	BRL	1,190	$ 310,802	$ 303,526	$ —	$ (7,276)
Expiring 06/28/19	Citibank, N.A.	BRL	1,231	314,417	312,317	—	(2,100)
British Pound,
Expiring 04/17/19	Royal Bank of Scotland PLC	GBP	24,676	32,697,197	32,170,516	—	(526,681)
Chilean Peso,
Expiring 04/23/19	Citibank, N.A.	CLP	209,206	313,253	307,439	—	(5,814)
Colombian Peso,
Expiring 04/23/19	Citibank, N.A.	COP	1,923,429	605,785	602,400	—	(3,385)
Danish Krone,
Expiring 04/17/19	Toronto-Dominion Bank	DKK	13,355	2,028,969	2,010,080	—	(18,889)
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	2,857	3,211,133	3,209,785	—	(1,348)
Expiring 04/17/19	Citibank, N.A.	EUR	2,000	2,251,958	2,247,104	—	(4,854)
Expiring 04/17/19	State Street Bank & Trust Company	EUR	534	603,757	599,909	—	(3,848)
Expiring 04/23/19	Citibank, N.A.	EUR	251	283,439	282,444	—	(995)
Expiring 04/23/19	Royal Bank of Canada	EUR	18	20,642	20,449	—	(193)
Indonesian Rupiah,
Expiring 04/23/19	Citibank, N.A.	IDR	2,236,310	156,626	156,545	—	(81)
Japanese Yen,
Expiring 04/03/19	Citibank, N.A.	JPY	61,572	553,226	555,804	2,578	—
Expiring 05/07/19	State Street Bank & Trust Company	JPY	170,713	1,551,330	1,545,435	—	(5,895)
Mexican Peso,
Expiring 04/23/19	State Street Bank & Trust Company	MXN	3,019	157,776	154,923	—	(2,853)
Norwegian Krone,
Expiring 04/17/19	Toronto-Dominion Bank	NOK	12,983	1,510,149	1,506,443	—	(3,706)
Philippine Peso,
Expiring 04/23/19	Citibank, N.A.	PHP	16,554	314,466	314,371	—	(95)
Russian Ruble,
Expiring 04/23/19	Citibank, N.A.	RUB	19,153	296,116	290,660	—	(5,456)
South African Rand,
Expiring 04/23/19	State Street Bank & Trust Company	ZAR	1,907	132,178	131,776	—	(402)

A864

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/28/19	Citibank, N.A.	ZAR	4,533	$314,835	$310,713	$—	$(4,122)
Expiring 06/28/19	Citibank, N.A.	ZAR	4,503	314,000	308,654	—	(5,346)
South Korean Won,
Expiring 04/23/19	Citibank, N.A.	KRW	177,160	156,626	156,189	—	(437)
Swedish Krona,
Expiring 04/17/19	Citibank, N.A.	SEK	30,055	3,231,470	3,237,192	5,722	—
Turkish Lira,
Expiring 04/24/19	Citibank, N.A.	TRY	1,683	301,829	292,831	—	(8,998)

				$51,631,979	$51,027,505	8,300	(612,774)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/03/19	Toronto-Dominion Bank	GBP	3,070	$4,092,501	$4,000,114	$92,387	$—
Expiring 05/02/19	State Street Bank & Trust Company	GBP	3,070	4,022,108	4,005,967	16,141	—
Colombian Peso,
Expiring 04/23/19	Citibank, N.A.	COP	954,403	306,988	298,911	8,077	—
Euro,
Expiring 04/03/19	Citibank, N.A.	EUR	2,406	2,730,478	2,700,426	30,052	—
Expiring 04/03/19	State Street Bank & Trust Company	EUR	18,830	21,523,682	21,130,974	392,708	—
Expiring 04/17/19	Citibank, N.A.	EUR	104,865	118,864,940	117,820,612	1,044,328	—
Expiring 04/17/19	Toronto-Dominion Bank	EUR	5,537	6,278,820	6,220,857	57,963	—
Expiring 04/17/19	Toronto-Dominion Bank	EUR	3,677	4,186,876	4,130,737	56,139	—
Expiring 05/02/19	State Street Bank & Trust Company	EUR	21,236	23,921,951	23,890,141	31,810	—
Expiring 06/28/19	Citibank, N.A.	EUR	955	1,098,165	1,080,096	18,069	—
Hong Kong Dollar,
Expiring 04/03/19	Citibank, N.A.	HKD	29,997	3,825,453	3,821,908	3,545	—
Expiring 04/03/19	Citibank, N.A.	HKD	3,127	398,718	398,378	340	—
Expiring 05/02/19	Citibank, N.A.	HKD	33,124	4,223,643	4,224,259	—	(616)
Indian Rupee,
Expiring 04/23/19	Citibank, N.A.	INR	10,792	156,626	155,178	1,448	—
Japanese Yen,
Expiring 04/03/19	Royal Bank of Scotland PLC	JPY	926,801	8,387,833	8,366,138	21,695	—
Expiring 04/03/19	Toronto-Dominion Bank	JPY	43,243	387,169	390,346	—	(3,177)
Expiring 05/07/19	State Street Bank & Trust Company	JPY	908,472	8,224,229	8,224,257	—	(28)
Mexican Peso,
Expiring 04/23/19	State Street Bank & Trust Company	MXN	6,035	306,841	309,658	—	(2,817)
Norwegian Krone,
Expiring 04/17/19	Citibank, N.A.	NOK	8,024	927,763	931,039	—	(3,276)
Expiring 04/17/19	Toronto-Dominion Bank	NOK	3,222	373,447	373,863	—	(416)
Romanian Leu,
Expiring 04/23/19	Citibank, N.A.	RON	1,290	305,265	302,872	2,393	—
Russian Ruble,
Expiring 04/23/19	Citibank, N.A.	RUB	19,153	288,576	290,660	—	(2,084)

A865

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 04/03/19	State Street Bank & Trust Company	SGD	804	$596,736	$593,501	$3,235	$—
Expiring 05/02/19	State Street Bank & Trust Company	SGD	804	594,265	593,831	434	—
South African Rand,
Expiring 06/28/19	Citibank, N.A.	ZAR	9,036	612,922	619,366	—	(6,444)
Swiss Franc,
Expiring 04/03/19	State Street Bank & Trust Company	CHF	946	953,739	949,990	3,749	—
Expiring 04/03/19	State Street Bank & Trust Company	CHF	423	420,588	425,244	—	(4,656)
Expiring 04/17/19	Toronto-Dominion Bank	CHF	4,261	4,253,845	4,286,789	—	(32,944)
Expiring 04/17/19	Toronto-Dominion Bank	CHF	1,152	1,148,306	1,158,691	—	(10,385)
Expiring 05/02/19	State Street Bank & Trust Company	CHF	1,369	1,379,935	1,379,082	853	—
Thai Baht,
Expiring 04/23/19	National Australia Bank Limited	THB	9,977	314,466	314,569	—	(103)
Turkish Lira,
Expiring 04/24/19	Citibank, N.A.	TRY	916	157,314	159,487	—	(2,173)
Expiring 04/24/19	Royal Bank of Canada	TRY	862	155,502	150,094	5,408	—
Expiring 04/24/19	Royal Bank of Canada	TRY	820	146,706	142,738	3,968	—

				$225,566,396	$223,840,773	1,794,742	(69,119)

						$1,803,042	$(681,893)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/23/19	Buy	CNH	2,117	EUR	280	$—	$(3)	Citibank, N.A.
04/23/19	Buy	CNH	2,105	EUR	276	3,198	—	Royal Bank of Canada
04/17/19	Buy	EUR	444	GBP	382	947	—	Royal Bank of Scotland Group PLC
04/23/19	Buy	EUR	277	PLN	1,188	1,388	—	Citibank, N.A.
04/23/19	Buy	MXN	3,016	EUR	138	—	(719)	State Street Bank & Trust Company
04/23/19	Buy	RON	1,290	EUR	269	—	(22)	Citibank, N.A.

						$5,533	$(744)

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,127	$20,447	$—	$20,447
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,051	(82,274)	—	(82,274)
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,343	125,328	—	125,328

A866

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 1,527	$68,280	$—	$68,280
BT Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 869	33,989	—	33,989
Burford Capital Ltd.(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 880	(58,049)	—	(58,049)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 1,513	61,914	—	61,914
Fevertree Drinks PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 432	73,333	—	73,333
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 2,576	191,536	—	191,536
HSBC Holdings PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 736	(1,709)	—	(1,709)
Imperial Brands PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 1,287	(6,514)	—	(6,514)
Micro Focus International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 598	64,864	—	64,864
Pearson PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 665	14,261	—	14,261
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 582	(25,355)	—	(25,355)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 2,516	259,193	—	259,193
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP 647	(20,400)	—	(20,400)

					$718,844	$—	$718,844

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$13,701,260	$33,992,684

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	17.4%
Banks	5.7
Residential Mortgage-Backed Securities	5.6
U.S. Government Agency Obligations	3.7
Equity Real Estate Investment Trusts (REITs)	3.5
Pharmaceuticals	3.2
U.S. Treasury Obligations	3.1

Software	3.0%
Automobiles	2.9
Oil, Gas & Consumable Fuels	2.7
Insurance	2.7
IT Services	2.5
Media	2.2
Semiconductors & Semiconductor Equipment	2.0
Internet & Direct Marketing Retail	1.8
Interactive Media & Services	1.7
Capital Markets	1.6
Specialty Retail	1.6
Sovereign Bonds	1.5
Machinery	1.4
Aerospace & Defense	1.4

A867

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Beverages	1.3%
Health Care Providers & Services	1.3
Commercial Mortgage-Backed Securities	1.3
Electric Utilities	1.2
Technology Hardware, Storage & Peripherals	1.2
Chemicals	1.2
Oil & Gas	1.1
Diversified Telecommunication Services	1.0
Telecommunications	0.9
Home Equity Loans	0.9
Entertainment	0.9
Food Products	0.9
Textiles, Apparel & Luxury Goods	0.8
Diversified Financial Services	0.8
Health Care Equipment & Supplies	0.8
Biotechnology	0.7
Hotels, Restaurants & Leisure	0.7
Containers & Packaging	0.6
Road & Rail	0.6
Healthcare-Services	0.6
Commercial Services	0.7
Food & Staples Retailing	0.6
Internet	0.6
Electronic Equipment, Instruments & Components	0.6
Personal Products	0.5
Semiconductors	0.5
Electrical Equipment	0.5
Real Estate Management & Development	0.5
Pipelines	0.4
Airlines	0.4
Commercial Services & Supplies	0.4
Consumer Loans	0.4
Metals & Mining	0.4
Industrial Conglomerates	0.4
Other	0.3
Electric	0.3
Consumer Finance	0.3
Real Estate Investment Trusts (REITs)	0.3
Building Products	0.3
Lodging	0.3
Communications Equipment	0.3
Professional Services	0.3
Mining	0.2
Life Sciences Tools & Services	0.2
Foods	0.2
Retail	0.2
Auto Components	0.2
Construction Materials	0.2
Household Products	0.2
Multiline Retail	0.2
Construction & Engineering	0.2
Apparel	0.2
Building Materials	0.2
Trading Companies & Distributors	0.2
Multi-Utilities	0.2
Home Furnishings	0.2
Household Durables	0.2
Electronics	0.2
Real Estate	0.2
Wireless Telecommunication Services	0.2
Packaging & Containers	0.2
Auto Parts & Equipment	0.2
Health Care Technology	0.2
Tobacco	0.1

Investment Companies	0.1%
Engineering & Construction	0.1
Miscellaneous Manufacturing	0.1
Healthcare-Products	0.1
Computers	0.1
Transportation	0.1
Oil & Gas Services	0.1
Distributors	0.1
Household Products/Wares	0.1
Auto Manufacturers	0.1
Iron/Steel	0.1
Paper & Forest Products	0.1
Leisure Products	0.1
Trucking & Leasing	0.1
Energy Equipment & Services	0.1
Coal	0.1
Leisure Time	0.0	*
Gas	0.0	*
Machinery-Diversified	0.0	*
Machinery-Construction & Mining	0.0	*
Transportation Infrastructure	0.0	*
Toys/Games/Hobbies	0.0	*
Thrifts & Mortgage Finance	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Electrical Components & Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*
Diversified Consumer Services	0.0	*
Home Builders	0.0	*
Housewares	0.0	*
Air Freight & Logistics	0.0	*
Healthcare Equipment & Services	0.0	*
Office/Business Equipment	0.0	*
Gas Utilities	0.0	*
Advertising	0.0	*
Distribution/Wholesale	0.0	*
Forest Products & Paper	0.0	*
Private Equity	0.0	*
Municipal Bonds	0.0	*
Food Service	0.0	*
Cosmetics/Personal Care	0.0	*
Energy-Alternate Sources	0.0	*
Agriculture	0.0	*
Manufactured Housing	0.0	*
Oil, Gas and Consumable Fuels	0.0	*
Savings & Loans	0.0	*
Holding Companies-Diversified	0.0	*
Hand/Machine Tools	0.0	*
Environmental Control	0.0	*
Marine	0.0	*
Water	0.0	*
Oil & Gas Exploration & Production	0.0	*
Option Purchased	0.0	*
Warrants	0.0	*
Waste Disposable	0.0	*
Securities Sold Short
Household Products	(0.0	)*
Internet & Direct Marketing Retail	(0.0	)*
Professional Services	(0.0	)*
Food & Staples Retailing	(0.0	)*
Electrical Equipment	(0.0	)*
Machinery	(0.0	)*
Banks	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Health Care Providers & Services	(0.1)

A868

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Healthcare Providers & Services	(0.1)%
Road & Rail	(0.1)
Beverages	(0.2)

104.5
Liabilities in excess of other assets	(4.5)

100.0%

*	Less than +/- 0.05%

A869

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Australia — 2.2%
BHP Group Ltd.	219,779	$6,008,057
BHP Group PLC	145,770	3,513,139

		9,521,196

Austria — 0.5%
Erste Group Bank AG*	61,826	2,275,834

Belgium — 0.6%
KBC Group NV	36,452	2,552,084

Brazil — 0.6%
Itau Unibanco Holding SA, ADR	284,950	2,510,410

Canada — 0.0%
Nortel Networks Corp.*^	2,492	—

China — 2.6%
Alibaba Group Holding Ltd., ADR*(a)	17,480	3,189,225
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	437,500	4,927,673
Tencent Holdings Ltd.	64,500	2,978,229

		11,095,127

Denmark — 1.8%
Novo Nordisk A/S (Class B Stock)	143,556	7,535,771

France — 14.7%
Accor SA	83,071	3,368,065
Airbus SE	42,871	5,687,130
AXA SA	150,102	3,783,509
BNP Paribas SA	67,233	3,221,573
Capgemini SE	31,994	3,884,369
EssilorLuxottica SA	28,524	3,116,502
L’Oreal SA.	19,553	5,267,791
LVMH Moet Hennessy Louis Vuitton SE	19,020	7,002,033
Orange SA	319,596	5,208,219
Pernod Ricard SA	30,380	5,458,697
Safran SA	35,451	4,869,922
Schneider Electric SE	49,641	3,898,812
TOTAL SA	143,764	7,994,868

		62,761,490

Germany — 8.2%
adidas AG	18,682	4,549,487
Allianz SE	30,605	6,825,963
Continental AG	26,656	4,014,022
Deutsche Boerse AG	30,245	3,885,236
Fresenius Medical Care AG & Co. KGaA	40,809	3,302,485
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	16,338	3,870,837
SAP SE	75,104	8,694,730

		35,142,760

Hong Kong — 3.7%
AIA Group Ltd.	1,079,600	10,804,314
CK Asset Holdings Ltd.	572,500	5,091,624

		15,895,938

India — 1.2%
HDFC Bank Ltd., ADR	43,686	5,063,644

Japan — 17.5%
Asahi Group Holdings Ltd.	118,500	5,279,226

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daikin Industries Ltd.	42,200	$4,954,432
FANUC Corp.	22,000	3,755,009
Honda Motor Co. Ltd.	122,700	3,319,808
Kao Corp.	68,100	5,374,078
Keyence Corp.	10,700	6,681,136
Komatsu Ltd.	133,200	3,098,458
Kubota Corp.	238,400	3,455,451
Makita Corp.	112,900	3,935,626
Mitsui Fudosan Co. Ltd.	149,100	3,757,039
Nidec Corp.(a)	34,100	4,324,494
Recruit Holdings Co. Ltd.	113,000	3,231,603
Shin-Etsu Chemical Co. Ltd.	58,500	4,910,782
Shiseido Co. Ltd.	71,200	5,141,836
SMC Corp.	12,923	4,860,154
Sumitomo Mitsui Financial Group, Inc.	162,200	5,670,998
Tokyo Electron Ltd.	18,600	2,690,092

		74,440,222

Macau — 0.8%
Sands China Ltd.	692,400	3,489,451

Netherlands — 5.2%
ASML Holding NV	36,122	6,803,041
ING Groep NV	329,223	3,990,883
Royal Dutch Shell PLC (Class A Stock)	365,320	11,486,535

		22,280,459

Singapore — 1.3%
DBS Group Holdings Ltd.	300,300	5,606,374

South Africa — 0.3%
Naspers Ltd. (Class N Stock)	5,621	1,300,377

South Korea — 1.1%
Samsung Electronics Co. Ltd., GDR	4,920	4,827,202

Spain — 1.2%
Industria de Diseno Textil SA	170,165	5,008,211

Sweden — 1.8%
Atlas Copco AB (Class A Stock)	131,758	3,543,554
Epiroc AB (Class A Stock)*	155,463	1,569,330
Lundin Petroleum AB	68,806	2,335,774

		7,448,658

Switzerland — 11.2%
ABB Ltd.	160,968	3,032,184
Cie Financiere Richemont SA	55,689	4,059,135
Nestle SA	183,498	17,497,728
Novartis AG	129,793	12,504,818
Roche Holding AG	37,700	10,415,589

		47,509,454

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	108,090	4,427,366

United Kingdom — 17.8%
AstraZeneca PLC	80,734	6,432,211
Aviva PLC	618,553	3,326,793
Burberry Group PLC	261,015	6,647,584
Diageo PLC	251,488	10,284,175
GlaxoSmithKline PLC	399,379	8,300,517
Legal & General Group PLC	1,026,817	3,688,560

A870

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Linde PLC	28,709	$5,038,290
London Stock Exchange Group PLC	61,459	3,808,705
Prudential PLC	206,128	4,130,351
RELX PLC	246,554	5,273,772
Smith & Nephew PLC	205,251	4,074,193
Standard Chartered PLC	401,539	3,093,680
Unilever PLC	170,492	9,779,192
WPP PLC	186,135	1,968,704

		75,846,727

United States — 1.0%
Ferguson PLC	66,843	4,260,371

TOTAL LONG-TERM INVESTMENTS (cost $362,956,827)		410,799,126

SHORT-TERM INVESTMENTS — 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	19,649,536	19,649,536
PGIM Institutional Money Market Fund (cost $7,123,488; includes $7,111,734 of cash collateral for securities on loan)(b)(w)	7,121,445	7,122,870

Value
TOTAL SHORT-TERM INVESTMENTS (cost $26,773,024)	$26,772,406

TOTAL INVESTMENTS — 102.6% (cost $389,729,851)	437,571,532
Liabilities in excess of other assets — (2.6)%	(11,217,482)

NET ASSETS — 100.0%	$426,354,050

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,920,853; cash collateral of $ 7,111,734 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Pharmaceuticals	10.6%
Insurance	9.7
Banks	8.0
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	6.3
Personal Products	6.0
Textiles, Apparel & Luxury Goods	5.9
Machinery	5.7
Oil, Gas & Consumable Fuels	5.1
Beverages	4.9
Food Products	4.1
Semiconductors & Semiconductor Equipment	3.3
Electrical Equipment	2.6
Aerospace & Defense	2.5
Chemicals	2.3
Metals & Mining	2.2
Real Estate Management & Development	2.1
Software	2.0

Professional Services	2.0%
Capital Markets	1.8
Hotels, Restaurants & Leisure	1.6
Electronic Equipment, Instruments & Components	1.6
Diversified Telecommunication Services	1.2
Specialty Retail	1.2
Building Products	1.2
Technology Hardware, Storage & Peripherals	1.1
Internet & Direct Marketing Retail	1.0
Trading Companies & Distributors	1.0
Health Care Equipment & Supplies	1.0
Auto Components	0.9
IT Services	0.9
Automobiles	0.8
Health Care Providers & Services	0.8
Interactive Media & Services	0.7
Media	0.5

102.6

Liabilities in excess of other assets	(2.6)

100.0%

A871

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.6%

COMMON STOCKS — 38.3%
Aerospace & Defense — 0.8%
Airbus SE (France)	28,157	$3,735,218
Boeing Co. (The)	5,517	2,104,294
General Dynamics Corp.	17,840	3,019,955
MTU Aero Engines AG (Germany)	4,430	1,005,310
Northrop Grumman Corp.	11,448	3,086,381
Remington Outdoor Co., Inc.*^	11,576	20,258
Safran SA (France)	18,643	2,560,999
Thales SA (France)	1,917	229,966
United Technologies Corp.	9,700	1,250,233

		17,012,614
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	15,894	517,632
Hyundai Glovis Co. Ltd. (South Korea)	521	58,992
Yamato Holdings Co. Ltd. (Japan)	7,000	181,003

		757,627
Airlines — 0.2%
Air France-KLM (France)*	95,024	1,071,138
AirAsia Group Bhd (Malaysia)	79,400	51,831
Delta Air Lines, Inc.	35,400	1,828,410
Japan Airlines Co. Ltd. (Japan)	8,600	302,841
Ryanair Holdings PLC (Ireland), ADR*	6,746	505,545
Southwest Airlines Co.	7,700	399,707

		4,159,472
Auto Components — 0.2%
Bridgestone Corp. (Japan)	14,600	562,889
Cie Generale des Etablissements Michelin SCA (France) (Class B Stock)	8,232	975,144
Continental AG (Germany)	7,299	1,099,128
Faurecia SA (France)	15,154	638,788
Hankook Tire Co. Ltd. (South Korea)	1,771	58,394
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	13,000	39,486
Hyundai Mobis Co. Ltd. (South Korea)	882	161,929
LCI Industries	5,580	428,656
Mando Corp. (South Korea)	2,430	61,282
Nexteer Automotive Group Ltd. (China)	32,000	39,755
NGK Spark Plug Co. Ltd. (Japan)	17,300	321,120
Sumitomo Electric Industries Ltd. (Japan)	17,500	232,183

		4,618,754
Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	1,310,900	674,530
Daimler AG (Germany)	14,192	833,556
Ford Otomotiv Sanayi A/S (Turkey)	4,889	42,880
Geely Automobile Holdings Ltd. (China)	97,000	185,510
General Motors Corp. Escrow Shares*^	110,000	11
Honda Motor Co. Ltd. (Japan)	59,200	1,601,734
Hyundai Motor Co. (South Korea)	1,383	145,676
Kia Motors Corp. (South Korea)	3,826	118,859
Mahindra & Mahindra Ltd. (India)	51,989	506,623
Maruti Suzuki India Ltd. (India)	1,878	181,129
Peugeot SA (France)	39,524	966,573
Renault SA (France)	8,152	540,436
SAIC Motor Corp. Ltd. (China) (Class A Stock)	20,200	78,477

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tesla, Inc.*(a)	2,789	$780,530
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	15,793	48,617
Toyota Motor Corp. (Japan)	19,600	1,149,020

		7,854,161
Banks — 3.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	45,800	1,033,961
Absa Group Ltd. (South Africa)	13,627	143,913
Associated Banc-Corp.	14,595	311,603
Australia & New Zealand Banking Group Ltd. (Australia)	43,701	807,958
Axis Bank Ltd. (India)*	14,805	166,405
Banco Santander Chile (Chile), ADR	14,116	419,950
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (Class B Stock)	60,462	82,577
Banco Santander SA (Spain)	327,895	1,530,378
Bancolombia SA (Colombia), ADR	3,285	167,732
Bank Central Asia Tbk PT (Indonesia)	499,200	972,897
Bank of America Corp.	167,907	4,632,554
Bank of China Ltd. (China) (Class H Stock)	824,000	374,338
Bank of the Philippine Islands (Philippines)	23,220	37,271
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,749,100	1,087,192
Bankia SA (Spain)	121,227	314,477
BankUnited, Inc.	11,640	388,775
BNP Paribas SA (France)	36,810	1,763,808
Cadence BanCorp.	16,820	312,011
Capitec Bank Holdings Ltd. (South Africa)	7,162	669,888
China Construction Bank Corp. (China) (Class H Stock)	923,000	792,880
China Merchants Bank Co. Ltd. (China) (Class H Stock)	58,500	285,417
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	109,000	63,005
CIMB Group Holdings Bhd (Malaysia)	61,000	77,052
Citigroup, Inc.	22,879	1,423,531
Citizens Financial Group, Inc.	35,500	1,153,749
Commerce Bancshares, Inc.	6,293	365,372
Commonwealth Bank of Australia (Australia)	2,691	134,992
Concordia Private Placement (Canada)*	8,261	143,576
Credicorp Ltd. (Peru)	4,267	1,023,867
CTBC Financial Holding Co. Ltd. (Taiwan)	312,000	207,238
Cullen/Frost Bankers, Inc.	4,290	416,430
DBS Group Holdings Ltd. (Singapore)	118,400	2,210,438
DNB ASA (Norway)	50,638	934,049
E.Sun Financial Holding Co. Ltd. (Taiwan)	235,000	181,332
East West Bancorp, Inc.	21,981	1,054,429
Erste Group Bank AG (Austria)*	29,244	1,076,481
Fifth Third Bancorp	27,100	683,462
First Financial Bancorp	14,960	359,938
First Hawaiian, Inc.	16,042	417,894
First Horizon National Corp.	26,352	368,401
First Republic Bank	15,591	1,566,272
Great Western Bancorp, Inc.	1,006	31,780
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	134,141	728,747
Hana Financial Group, Inc. (South Korea)	5,361	171,882

A872

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
HDFC Bank Ltd. (India), ADR	36,881	$4,274,877
HSBC Holdings PLC (United Kingdom)	85,165	691,297
Huntington Bancshares, Inc.	153,527	1,946,722
IBERIABANK Corp.	5,630	403,727
IndusInd Bank Ltd. (India)	5,370	138,037
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	697,000	511,163
Industrial Bank of Korea (South Korea)	7,408	91,763
ING Groep NV (Netherlands)	213,016	2,582,207
Itau Unibanco Holding SA (Brazil), ADR	136,122	1,199,235
Kasikornbank PCL (Thailand), NVDR	34,400	203,980
KB Financial Group, Inc. (South Korea)	6,051	223,264
KBC Group NV (Belgium)	30,006	2,100,785
KeyCorp	99,675	1,569,881
Komercni banka A/S (Czech Republic)	2,672	109,279
Kotak Mahindra Bank Ltd. (India)	31,296	603,364
Lloyds Banking Group PLC (United Kingdom)	399,375	323,887
M&T Bank Corp.	11,374	1,785,945
Mega Financial Holding Co. Ltd. (Taiwan)	95,000	86,480
Mitsubishi UFJ Financial Group, Inc. (Japan)	135,200	669,733
Moneta Money Bank A/S (Czech Republic), 144A	23,099	79,855
National Australia Bank Ltd. (Australia)	4,150	74,489
OTP Bank Nyrt (Hungary)	5,284	232,600
Ping An Bank Co. Ltd. (China) (Class A Stock)	70,300	134,259
PNC Financial Services Group, Inc. (The)	17,600	2,158,816
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	245,000	140,434
Public Bank Bhd (Malaysia)	98,300	557,580
Qatar National Bank QPSC (Qatar)	1,676	83,063
Sberbank of Russia PJSC (Russia)	366,807	1,196,939
Sberbank of Russia PJSC (Russia), ADR	30,234	398,484
Security Bank Corp. (Philippines)	10,350	34,139
Shinhan Financial Group Co. Ltd. (South Korea)	6,164	227,954
Siam Commercial Bank PCL (The) (Thailand)	166,100	691,695
Standard Chartered PLC (United Kingdom)	182,487	1,405,982
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,700	2,332,032
SunTrust Banks, Inc.	52,121	3,088,169
SVB Financial Group*	6,354	1,412,875
Svenska Handelsbanken AB (Sweden) (Class A Stock)	55,591	586,835
U.S. Bancorp	24,500	1,180,655
UniCredit SpA (Italy)	4,716	60,559
United Overseas Bank Ltd. (Singapore)	3,500	65,035
Wells Fargo & Co.	61,400	2,966,848
Western Alliance Bancorp*	8,337	342,150
Westpac Banking Corp. (Australia)	6,465	118,888
Wintrust Financial Corp.	6,043	406,875
Woori Financial Group, Inc. (South Korea)	6,531	79,004

		70,661,742
Beverages — 0.9%
Ambev SA (Brazil)	27,895	119,906

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Ambev SA (Brazil), ADR	151,743	$652,495
Anheuser-Busch InBev SA/NV (Belgium)	12,607	1,060,505
Asahi Group Holdings Ltd. (Japan)	37,600	1,675,096
Cia Cervecerias Unidas SA (Chile), ADR	1,953	57,535
Coca-Cola Co. (The)	101,763	4,768,614
Constellation Brands, Inc. (Class A Stock)	14,271	2,502,134
Cott Corp.	15,430	225,432
Diageo PLC (United Kingdom)	71,342	2,917,409
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,578	791,578
Heineken NV (Netherlands)	2,934	309,848
Keurig Dr. Pepper, Inc.(a)	18,600	520,242
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	5,051	643,360
Molson Coors Brewing Co. (Class B Stock)	8,100	483,165
Pernod Ricard SA (France)	13,310	2,391,549
Royal Unibrew A/S (Denmark)	15,804	1,167,265

		20,286,133
Biotechnology — 0.4%
3SBio, Inc. (China), 144A	29,500	58,266
Alexion Pharmaceuticals, Inc.*	7,085	957,750
Biogen, Inc.*	3,056	722,377
CSL Ltd. (Australia)	2,267	314,829
Exact Sciences Corp.*(a)	12,476	1,080,671
Exelixis, Inc.*	38,437	914,801
Intercept Pharmaceuticals, Inc.*(a)	2,462	275,399
Regeneron Pharmaceuticals, Inc.*	1,730	710,373
Sage Therapeutics, Inc.*	2,681	426,413
Spark Therapeutics, Inc.*	1,624	184,941
Vertex Pharmaceuticals, Inc.*	13,259	2,438,993

		8,084,813
Building Products — 0.2%
Daikin Industries Ltd. (Japan)	19,200	2,254,149
Fortune Brands Home & Security, Inc.	23,269	1,107,837
Lennox International, Inc.	5,695	1,505,758
USG Corp.	7,696	333,237

		5,200,981
Capital Markets — 1.0%
3i Group PLC (United Kingdom)	50,271	645,241
Ameriprise Financial, Inc.	11,142	1,427,290
B3 SA - Brasil Bolsa Balcao (Brazil)	22,336	181,867
BlackRock, Inc.	2,050	876,109
Charles Schwab Corp. (The)	46,211	1,975,982
Credit Suisse Group AG (Switzerland)*	55,276	645,337
Deutsche Bank AG (Germany)	10,666	87,085
Deutsche Boerse AG (Germany)	11,073	1,422,424
Eaton Vance Corp.	7,494	302,083
FactSet Research Systems, Inc.	1,519	377,122
Focus Financial Partners, Inc. (Class A Stock)*	6,490	231,304
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	22,400	782,908
Invesco Ltd.	26,100	503,991
Lazard Ltd. (Class A Stock)	9,305	336,283
London Stock Exchange Group PLC (United Kingdom)	16,327	1,011,808

A873

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Macquarie Group Ltd. (Australia)	768	$70,554
Moelis & Co. (Class A Stock)	6,457	268,676
Morgan Stanley	96,054	4,053,479
Morningstar, Inc.	2,640	332,614
Moscow Exchange MICEX-RTS PJSC (Russia)*	75,601	105,082
Nasdaq, Inc.	12,245	1,071,315
Northern Trust Corp.	8,500	768,485
S&P Global, Inc.	7,161	1,507,749
T. Rowe Price Group, Inc.	16,200	1,621,944
TD Ameritrade Holding Corp.	14,366	718,156
Yuanta Financial Holding Co. Ltd. (Taiwan)	192,000	109,392

		21,434,280
Chemicals — 0.6%
AdvanSix, Inc.*	10,380	296,557
Air Liquide SA (France)	12,672	1,613,124
Air Products & Chemicals, Inc.(u)	9,915	1,893,368
Akzo Nobel NV (Netherlands)	6,301	559,300
Asian Paints Ltd. (India)	15,470	333,452
BASF SE (Germany)	2,155	158,861
Chr Hansen Holding A/S (Denmark)	2,939	297,371
Daicel Corp. (Japan)	42,800	464,705
Eastman Chemical Co.	27,440	2,082,147
Formosa Chemicals & Fibre Corp. (Taiwan)	36,000	130,826
Formosa Plastics Corp. (Taiwan)	68,000	241,784
GCP Applied Technologies, Inc.*	13,644	403,862
LG Chem Ltd. (South Korea)	539	174,185
Linde PLC (United Kingdom)	11,525	2,022,581
Lotte Chemical Corp. (South Korea)	563	144,241
Nan Ya Plastics Corp. (Taiwan)	83,000	212,501
Petronas Chemicals Group Bhd (Malaysia)	65,800	147,684
PQ Group Holdings, Inc.*	22,968	348,425
Quaker Chemical Corp.	2,742	549,305
Shin-Etsu Chemical Co. Ltd. (Japan)	16,100	1,351,514
Toray Industries, Inc. (Japan)	51,300	327,520
UPL Ltd. (India)	3,748	51,956
Valvoline, Inc.	22,069	409,601

		14,214,870
Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	12,663	354,563
Brady Corp. (Class A Stock)	12,171	564,856
BrightView Holdings, Inc.*	17,680	254,591
China Everbright International Ltd. (China)	119,000	121,241
Copart, Inc.*(a)	20,661	1,251,850
Greentown Service Group Co. Ltd. (China)	52,000	46,278
Herman Miller, Inc.	5,478	192,716
KAR Auction Services, Inc.	9,335	478,979
MSA Safety, Inc.	3,520	363,968
US Ecology, Inc.	4,501	251,966
Waste Connections, Inc.	35,858	3,176,660

		7,057,668
Communications Equipment — 0.2%
Arista Networks, Inc.*	3,470	1,091,176
Cisco Systems, Inc.	27,800	1,500,921
CommScope Holding Co., Inc.*	31,300	680,149
Nokia OYJ (Finland)	32,051	182,477

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	88,213	$812,469

		4,267,192
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	37,084	1,630,712
China Railway Group Ltd. (China) (Class H Stock)	94,000	85,912
China State Construction International Holdings Ltd. (China)	40,000	37,621
Daelim Industrial Co. Ltd. (South Korea)	912	77,599
Eiffage SA (France)	11,071	1,064,783
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	897	40,147
Larsen & Toubro Ltd. (India)	9,673	193,794
Vinci SA (France)	1,720	167,572
WillScot Corp.*	26,810	297,323

		3,595,463
Construction Materials — 0.2%
Cemex SAB de CV (Mexico), ADR*	9,282	43,068
CRH PLC (Ireland)	4,186	130,045
LafargeHolcim Ltd. (Switzerland)*	13,358	661,554
Martin Marietta Materials, Inc.	8,900	1,790,502
Siam Cement PCL (The) (Thailand)	42,300	642,939
UltraTech Cement Ltd. (India)	2,709	156,586
Vulcan Materials Co.	7,568	896,051

		4,320,745
Consumer Finance — 0.2%
American Express Co.	11,400	1,246,019
Capital One Financial Corp.	29,300	2,393,517
Mahindra & Mahindra Financial Services Ltd. (India)	12,941	78,834
Shriram Transport Finance Co. Ltd. (India)	5,827	107,538

		3,825,908
Containers & Packaging — 0.5%
AptarGroup, Inc.	9,679	1,029,749
Avery Dennison Corp.	10,666	1,205,257
Ball Corp.	50,817	2,940,272
Berry Global Group, Inc.*(u)	34,871	1,878,501
Crown Holdings, Inc.*	27,854	1,519,993
Graphic Packaging Holding Co.	56,800	717,384
Packaging Corp. of America	8,100	804,978
Westrock Co.	21,300	816,855

		10,912,989
Distributors — 0.1%
Genuine Parts Co.	4,475	501,334
Pool Corp.	6,303	1,039,806

		1,541,140
Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	39,853	106,672
ServiceMaster Global Holdings, Inc.*	7,450	347,915

		454,587

A874

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.2%
Ayala Corp. (Philippines)	4,150	$74,285
Berkshire Hathaway, Inc. (Class A Stock)*(u)	9	2,710,934
Berkshire Hathaway, Inc. (Class B Stock)*(u)	3,159	634,612
Chailease Holding Co. Ltd. (Taiwan)	36,000	147,523
Far East Horizon Ltd. (China)	94,000	99,956
FirstRand Ltd. (South Africa)	270,537	1,184,101

		4,851,411
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	68,076	2,134,863
China Unicom Hong Kong Ltd. (China)	144,000	182,846
Deutsche Telekom AG (Germany)	147,100	2,445,477
LG Uplus Corp. (South Korea)	8,657	117,928
Nippon Telegraph & Telephone Corp. (Japan)	15,400	654,061
Orange SA (France)	122,869	2,002,305
Swisscom AG (Switzerland)	2,726	1,335,756
Telefonica SA (Spain)	159,555	1,338,727
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	747,200	207,227
Verizon Communications, Inc.(u)	127,409	7,533,694

		17,952,884
Electric Utilities — 0.9%
American Electric Power Co., Inc.	19,400	1,624,749
Duke Energy Corp.	7,900	711,000
Edison International	6,500	402,480
Enel SpA (Italy)	509,937	3,270,836
Equatorial Energia SA (Brazil)	5,951	121,365
Eversource Energy	9,800	695,310
Iberdrola SA (Spain)	132,217	1,160,555
Korea Electric Power Corp. (South Korea)*	2,753	72,499
NextEra Energy, Inc.(u)	33,618	6,499,032
Portland General Electric Co.	11,826	613,060
Power Grid Corp. of India Ltd. (India)	52,480	149,852
Tenaga Nasional Bhd (Malaysia)	36,300	112,681
Xcel Energy, Inc.	72,114	4,053,528

		19,486,947
Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	44,506	838,368
Bharat Heavy Electricals Ltd. (India)	114,184	123,803
Eaton Corp. PLC	34,840	2,806,710
Generac Holdings, Inc.*	6,172	316,192
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	43,800	162,135
Mabuchi Motor Co. Ltd. (Japan)	14,100	490,442
Nidec Corp. (Japan)(a)	10,000	1,268,179
Schneider Electric SE (France)	23,621	1,855,197

		7,861,026
Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	10,000	59,820
Amphenol Corp. (Class A Stock)	9,758	921,546
Arrow Electronics, Inc.*	14,084	1,085,313
BOE Technology Group Co. Ltd. (China) (Class A Stock)	82,588	47,946
Corning, Inc.	31,826	1,053,441

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Delta Electronics, Inc. (Taiwan)	152,000	$786,841
Hitachi Ltd. (Japan)	7,400	239,637
Hon Hai Precision Industry Co. Ltd. (Taiwan)	55,000	131,768
Keyence Corp. (Japan)	3,200	1,998,097
Largan Precision Co. Ltd. (Taiwan)	5,000	750,517
nLight, Inc.*(a)	8,610	191,831
Samsung SDI Co. Ltd. (South Korea)	793	150,102
Sunny Optical Technology Group Co. Ltd. (China)	14,900	179,005
Zebra Technologies Corp. (Class A Stock)*	5,220	1,093,747

		8,689,611
Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	88,000	95,174
Core Laboratories NV(a)	5,081	350,233
Patterson-UTI Energy, Inc.	36,268	508,477

		953,884
Entertainment — 0.4%
CD Projekt SA (Poland)*	1,938	101,318
Cinemark Holdings, Inc.	13,811	552,302
NCSoft Corp. (South Korea)	452	197,492
NetEase, Inc. (China), ADR	452	109,135
Netflix, Inc.*	13,847	4,937,286
Nintendo Co. Ltd. (Japan)	2,300	655,785
Spotify Technology SA*	7,862	1,091,246
Take-Two Interactive Software, Inc.*	13,455	1,269,748

		8,914,312
Equity Real Estate Investment Trusts (REITs) — 2.8%
Agree Realty Corp.	2,970	205,940
American Campus Communities, Inc.	5,492	261,309
American Homes 4 Rent (Class A Stock)	57,236	1,300,402
AvalonBay Communities, Inc.	5,281	1,060,055
Boston Properties, Inc.	5,575	746,381
Brandywine Realty Trust	53,774	852,856
Brixmor Property Group, Inc.	104,305	1,916,083
CorePoint Lodging, Inc.	12,400	138,508
CoreSite Realty Corp.	10,259	1,097,918
Cousins Properties, Inc.	53,260	514,492
CubeSmart	13,070	418,763
Dexus (Australia)	48,302	437,016
Digital Realty Trust, Inc.(a)	18,246	2,171,273
Douglas Emmett, Inc.	31,856	1,287,620
EastGroup Properties, Inc.	10,962	1,223,798
Equinix, Inc.	2,673	1,211,297
Equity Commonwealth	7,060	230,791
Equity LifeStyle Properties, Inc.	16,837	1,924,469
Equity Residential	23,893	1,799,621
Essex Property Trust, Inc.	5,877	1,699,863
Federal Realty Investment Trust	14,180	1,954,713
Goodman Group (Australia)	44,626	423,045
Growthpoint Properties Ltd. (South Africa)	61,430	104,081
HCP, Inc.	68,816	2,153,941
Healthcare Trust of America, Inc. (Class A Stock)	47,329	1,353,136
Highwoods Properties, Inc.	19,787	925,636

A875

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.	33,995	$642,506
Hudson Pacific Properties, Inc.	15,400	530,067
Hyprop Investments Ltd. (South Africa)	7,072	34,482
Invitation Homes, Inc.	34,420	837,439
JBG SMITH Properties	18,300	756,705
Kimco Realty Corp.	44,200	817,700
Liberty Property Trust	18,272	884,730
Macerich Co. (The)	5,785	250,780
MGM Growth Properties LLC (Class A Stock)	4,500	145,125
Mid-America Apartment Communities, Inc.	26,933	2,944,585
National Retail Properties, Inc.	41,122	2,277,748
Outfront Media, Inc.	52,245	1,222,533
Park Hotels & Resorts, Inc.	18,024	560,186
Pebblebrook Hotel Trust(a)	23,953	743,980
Prologis, Inc.	89,362	6,429,596
Public Storage	16,268	3,542,845
Rayonier, Inc.	24,266	764,864
Redefine Properties Ltd. (South Africa)	122,922	82,691
Rexford Industrial Realty, Inc.	24,908	891,955
RLJ Lodging Trust	21,739	381,954
Saul Centers, Inc.	2,650	136,131
Simon Property Group, Inc.	5,300	965,713
Terreno Realty Corp.	23,773	999,417
Unibail-Rodamco-Westfield (France)	1,373	225,021
Ventas, Inc.	28,010	1,787,318
VEREIT, Inc.	100,881	844,374
VICI Properties, Inc.	51,523	1,127,323
Weingarten Realty Investors	33,361	979,813
Welltower, Inc.	4,889	379,386
Weyerhaeuser Co.	20,145	530,619
WP Carey, Inc.	24,938	1,953,394

		62,083,987
Food & Staples Retailing — 0.4%
BGF retail Co. Ltd. (South Korea)	509	98,112
Bid Corp. Ltd. (South Africa)	8,212	169,676
BIM Birlesik Magazalar A/S (Turkey)	2,475	33,815
BJ’s Wholesale Club Holdings, Inc.*	13,780	377,571
Casino Guichard Perrachon SA (France)(a)	13,591	590,228
Cencosud SA (Chile)	23,953	41,468
Clicks Group Ltd. (South Africa)	8,280	105,792
Dino Polska SA (Poland), 144A*	3,810	120,195
Koninklijke Ahold Delhaize NV (Netherlands)	36,598	973,853
Kroger Co. (The)	16,300	400,980
Magnit PJSC (Russia), GDR	7,576	106,988
Performance Food Group Co.*	22,184	879,374
Pick’n Pay Stores Ltd. (South Africa)	16,119	74,141
President Chain Store Corp. (Taiwan)	83,000	818,474
Raia Drogasil SA (Brazil)	25,780	428,180
Seven & i Holdings Co. Ltd. (Japan)	17,500	660,325
Shoprite Holdings Ltd. (South Africa)	33,974	369,082
SPAR Group Ltd. (The) (South Africa)	7,688	102,371
Walgreens Boots Alliance, Inc.	18,500	1,170,495
Wal-Mart de Mexico SAB de CV (Mexico)	275,865	737,478
X5 Retail Group NV (Russia), GDR	3,497	87,315

		8,345,913

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 0.6%
Guangdong Haid Group Co. Ltd. (China) (Class A Stock)	13,800	$57,916
Hershey Co. (The)(u)	18,077	2,075,782
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	11,500	49,882
Nestle SA (Switzerland)	113,213	10,795,596
Post Holdings, Inc.*	10,500	1,148,700
Tiger Brands Ltd. (South Africa)	12,839	235,654
Uni-President Enterprises Corp. (Taiwan)	52,000	126,357
Universal Robina Corp. (Philippines)	26,010	75,361

		14,565,248
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. (China)	13,600	131,541
Tokyo Gas Co. Ltd. (Japan)	6,600	178,390

		309,931
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp.*	53,956	2,070,831
DexCom, Inc.*	6,491	773,078
ICU Medical, Inc.*	2,010	481,053
Intuitive Surgical, Inc.*	5,090	2,904,252
Koninklijke Philips NV (Netherlands)	5,540	226,307
Medtronic PLC	8,900	810,611
Olympus Corp. (Japan)(a)	11,200	121,591
Smith & Nephew PLC (United Kingdom)	53,945	1,070,798
West Pharmaceutical Services, Inc.	5,887	648,747

		9,107,268
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*(a)	17,654	517,439
AmerisourceBergen Corp.	7,500	596,399
Anthem, Inc.	3,124	896,526
Cigna Corp.(u)	31,469	5,060,845
Encompass Health Corp.	8,555	499,612
Fresenius Medical Care AG & Co. KGaA (Germany)	9,401	760,780
HCA Healthcare, Inc.	3,800	495,444
HealthEquity, Inc.*	4,127	305,315
Molina Healthcare, Inc.*	3,882	551,089
Netcare Ltd. (South Africa)	32,005	51,766
Premier, Inc. (Class A Stock)*	8,583	296,028
Sinopharm Group Co. Ltd. (China) (Class H Stock)	32,000	133,577
UnitedHealth Group, Inc.(u)	38,112	9,423,573

		19,588,393
Health Care Technology — 0.1%
Evolent Health, Inc. (Class A Stock)*	29,345	369,160
Medidata Solutions, Inc.*(a)	4,914	359,901
Teladoc Health, Inc.*(a)	17,178	955,097
Veeva Systems, Inc. (Class A Stock)*	7,642	969,464

		2,653,622
Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	25,034	1,014,989
Brinker International, Inc.(a)	9,600	426,047
Caesars Entertainment Corp.*	4,466	38,810
Genting Malaysia Bhd (Malaysia)	38,100	29,883
Hilton Worldwide Holdings, Inc.	15,942	1,324,940

A876

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
InterContinental Hotels Group PLC (United Kingdom)	12,927	$777,821
Jollibee Foods Corp. (Philippines)	13,830	83,555
Minor International PCL (Thailand), NVDR	94,600	116,348
Monarch Casino & Resort, Inc.*	3,492	153,369
Norwegian Cruise Line Holdings Ltd.*(u)	43,745	2,404,225
Royal Caribbean Cruises Ltd.	18,571	2,128,608
Sands China Ltd. (Macau)	321,200	1,618,734
Sodexo SA (France)	4,435	488,673
Whitbread PLC (United Kingdom)	3,066	202,889
Yum China Holdings, Inc. (China)	17,721	795,850

		11,604,741
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	53,157	415,484
Haier Electronics Group Co. Ltd. (Hong Kong)	22,000	64,181
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	20,600	98,871
Lennar Corp. (Class A Stock)(u)	30,292	1,487,034
Midea Group Co. Ltd. (China) (Class A Stock)	83,600	607,423
Panasonic Corp. (Japan)	41,800	360,330
Sony Corp. (Japan)	6,500	273,089
Taylor Wimpey PLC (United Kingdom)	145,084	331,916

		3,638,328
Household Products — 0.1%
Clorox Co. (The)	2,400	385,103
Energizer Holdings, Inc.(a)	14,750	662,718
Procter & Gamble Co. (The)	11,442	1,190,540
Unilever Indonesia Tbk PT (Indonesia)	107,000	370,174

		2,608,535
Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	159,000	110,835
China Resources Power Holdings Co. Ltd. (China)	46,000	69,214
Electric Power Development Co. Ltd. (Japan)	5,100	124,211
Engie Brasil Energia SA (Brazil)	7,938	87,036
Vistra Energy Corp.	3,851	100,242

		491,538
Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	70,127	74,353
Bidvest Group Ltd. (The) (South Africa)	34,492	463,146
Carlisle Cos., Inc.	5,100	625,361
CK Hutchison Holdings Ltd. (Hong Kong)	47,000	494,444
Fosun International Ltd. (China)	42,000	71,353
Honeywell International, Inc.	9,300	1,477,956
Jardine Matheson Holdings Ltd. (Hong Kong)	15,200	947,180
KOC Holding A/S (Turkey)	48,937	141,980
LG Corp. (South Korea)	2,474	168,837
Siemens AG (Germany)	2,838	305,807

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
SK Holdings Co. Ltd. (South Korea)	602	$143,536

		4,913,953
Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	661,400	6,619,093
Alleghany Corp.*	773	473,385
Allianz SE (Germany)	21,306	4,751,967
American International Group, Inc.	27,700	1,192,761
Arthur J Gallagher & Co.	9,190	717,739
ASR Nederland NV (Netherlands)	25,324	1,056,003
Assicurazioni Generali SpA (Italy)	22,912	424,682
Aviva PLC (United Kingdom)	244,124	1,312,983
AXA SA (France)	55,775	1,405,879
China Life Insurance Co. Ltd. (Taiwan)	131,000	111,277
China Life Insurance Co. Ltd. (China) (Class H Stock)	102,000	274,464
Chubb Ltd.	6,842	958,427
Fairfax Financial Holdings Ltd. (Canada)	1,178	545,652
Fubon Financial Holding Co. Ltd. (Taiwan)	115,000	171,858
Hannover Rueck SE (Germany)	5,947	855,544
Hartford Financial Services Group, Inc. (The)	33,376	1,659,455
HDFC Life Insurance Co. Ltd. (India), 144A	82,111	449,420
Kinsale Capital Group, Inc.	5,172	354,644
Legal & General Group PLC (United Kingdom)	269,874	969,449
Loews Corp.	44,800	2,147,264
Marsh & McLennan Cos., Inc.	10,900	1,023,510
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	3,621	857,896
NN Group NV (Netherlands)	21,342	887,946
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	136,000	154,682
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	374,000	4,212,457
ProAssurance Corp.	4,690	162,321
Progressive Corp. (The)	23,216	1,673,641
Prudential PLC (United Kingdom)	99,749	1,998,750
RLI Corp.(a)	5,963	427,845
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	542	143,644
Sanlam Ltd. (South Africa)	100,110	512,024
Swiss Re AG (Switzerland)	5,894	576,516
T&D Holdings, Inc. (Japan)	39,700	416,633
Tokio Marine Holdings, Inc. (Japan)	11,000	532,337
Travelers Cos., Inc. (The)	11,400	1,563,624
Zurich Insurance Group AG (Switzerland)	7,410	2,457,231

		44,053,003
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*(u)	5,129	6,036,269
Alphabet, Inc. (Class C Stock)*	5,649	6,628,028
Baidu, Inc. (China), ADR*	6,577	1,084,218
Facebook, Inc. (Class A Stock)*	5,269	878,290
NAVER Corp. (South Korea)	6,584	720,287
Tencent Holdings Ltd. (China)	150,900	6,967,670

		22,314,762

A877

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	29,074	$5,304,551
Amazon.com, Inc.*	7,689	13,692,187
Ctrip.com International Ltd. (China), ADR*	4,432	193,634
Expedia Group, Inc.(a)	5,500	654,500
GrubHub, Inc.*(a)	2,820	195,905
JD.com, Inc. (China), ADR*	18,495	557,624
MercadoLibre, Inc. (Argentina)*	2,274	1,154,578
Naspers Ltd. (South Africa) (Class N Stock)	5,157	1,193,034
Pinduoduo, Inc. (China), ADR*(a)	3,557	88,214
Wayfair, Inc. (Class A Stock)*(a)	4,525	671,736

		23,705,963
IT Services — 1.8%
Accenture PLC (Class A Stock)	13,395	2,357,788
Adyen NV (Netherlands), 144A*	1,379	1,083,950
Booz Allen Hamilton Holding Corp.	7,417	431,224
Capgemini SE (France)	19,215	2,332,880
Cielo SA (Brazil)	26,900	65,063
CoreLogic, Inc.*	9,313	347,002
Fidelity National Information Services, Inc.(u)	400	45,239
First Data Corp. (Class A Stock)*(u)	68,585	1,801,728
Fiserv, Inc.*(u)	47,981	4,235,763
Global Payments, Inc.	16,703	2,280,294
GoDaddy, Inc. (Class A Stock)*	13,844	1,040,930
HCL Technologies Ltd. (India)	10,859	170,738
Infosys Ltd. (India), ADR	131,821	1,440,804
InterXion Holding NV (Netherlands)*	7,431	495,871
Mastercard, Inc. (Class A Stock)(u)	35,115	8,267,827
Mindtree Ltd. (India)	3,232	44,162
Nomura Research Institute Ltd. (Japan)	5,500	250,099
Otsuka Corp. (Japan)	10,700	399,346
PayPal Holdings, Inc.*(u)	27,705	2,876,887
Tata Consultancy Services Ltd. (India)	73,201	2,119,138
Visa, Inc. (Class A Stock)(a)(u)	44,647	6,973,415
Worldpay, Inc. (Class A Stock)*(u)	22,295	2,530,483

		41,590,631
Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	16,298	377,136
Brunswick Corp.	9,999	503,250
Malibu Boats, Inc. (Class A Stock)*	2,181	86,324

		966,710
Life Sciences Tools & Services — 0.1%
Illumina, Inc.*	4,150	1,289,364
Syneos Health, Inc.*	5,840	302,278
Thermo Fisher Scientific, Inc.(u)	5,266	1,441,410
Wuxi Biologics Cayman, Inc. (China), 144A*	18,000	176,971

		3,210,023
Machinery — 1.0%
Alstom SA (France)	11,405	495,281
Altra Industrial Motion Corp.	9,778	303,607
Atlas Copco AB (Sweden) (Class A Stock)	34,232	920,650
Cargotec OYJ (Finland) (Class B Stock)	6,212	229,585
Caterpillar, Inc.	8,019	1,086,494
China Conch Venture Holdings Ltd. (China)	37,000	132,826
Deere & Co.	6,573	1,050,628

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
DMG Mori Co. Ltd. (Japan)	30,600	$379,794
Douglas Dynamics, Inc.	5,700	216,999
Dover Corp.	10,000	938,000
Epiroc AB (Sweden) (Class A Stock)*	41,286	416,764
FANUC Corp. (Japan)	6,200	1,058,230
Gates Industrial Corp. PLC*	19,242	275,930
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	7,300	45,981
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	233	68,324
Illinois Tool Works, Inc.	7,500	1,076,475
Komatsu Ltd. (Japan)	39,500	918,837
Kubota Corp. (Japan)	71,700	1,039,244
Lincoln Electric Holdings, Inc.	5,534	464,137
Makita Corp. (Japan)	27,900	972,577
Middleby Corp. (The)*	3,100	403,093
Nordson Corp.	4,645	615,555
Oshkosh Corp.	8,217	617,343
Parker-Hannifin Corp.	6,192	1,062,671
RBC Bearings, Inc.*	4,531	576,207
SMC Corp. (Japan)	3,674	1,381,739
Stanley Black & Decker, Inc.	21,289	2,898,923
Toro Co. (The)	14,994	1,032,187
Volvo AB (Sweden) (Class B Stock)	43,565	675,952
Wartsila OYJ Abp (Finland)	35,571	574,648
WEG SA (Brazil)	83,475	383,759
Welbilt, Inc.*	5,569	91,220

		22,403,660
Media — 0.7%
Altice USA, Inc. (Class A Stock)(u)	156,658	3,365,014
CBS Corp. (Class B Stock)	13,972	664,089
Charter Communications, Inc. (Class A Stock)*(a)	11,786	4,088,681
Comcast Corp. (Class A Stock)(u)	58,458	2,337,151
Discovery, Inc. (Class A Stock)*	2,963	80,060
Discovery, Inc. (Class C Stock)*	39,556	1,005,514
DISH Network Corp. (Class A Stock)*(u)	54,094	1,714,239
Entercom Communications Corp. (Class A Stock)	84,622	444,265
EW Scripps Co. (The) (Class A Stock)(a)	9,851	206,871
I-CABLE Communications Ltd. (Hong Kong)*	15,252	203
ITV PLC (United Kingdom)	236,735	392,468
New York Times Co. (The) (Class A Stock)(a)	14,524	477,113
Nexstar Media Group, Inc. (Class A Stock)	8,958	970,778
WPP PLC (United Kingdom)	50,551	534,665

		16,281,111
Metals & Mining — 0.3%
Alrosa PJSC (Russia)	90,028	126,863
AngloGold Ashanti Ltd. (South Africa)	12,040	159,804
ArcelorMittal (Luxembourg)	17,572	357,712
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	76,400	82,281
BHP Group Ltd. (Australia)	122,489	3,348,459
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	64,015	175,256

A878

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Hindalco Industries Ltd. (India)	25,310	$75,174
JSW Steel Ltd. (India)	21,432	90,803
Magnitogorsk Iron & Steel Works PJSC (Russia)	62,403	42,828
MMC Norilsk Nickel PJSC (Russia), ADR	8,442	177,493
Outokumpu OYJ (Finland)(a)	77,474	282,279
POSCO (South Korea)	1,058	235,640
Rio Tinto Ltd. (Australia)	10,730	746,713
Rio Tinto PLC (Australia)	2,850	166,069
Severstal PJSC (Russia), GDR	4,720	73,962
Vale SA (Brazil), ADR	29,163	380,869

		6,522,205
Multiline Retail — 0.1%
Kohl’s Corp.(a)	15,100	1,038,427
Lojas Renner SA (Brazil)	72,162	802,466
Marui Group Co. Ltd. (Japan)(a)	17,000	343,630
Nordstrom, Inc.(a)	24,800	1,100,624

		3,285,147
Multi-Utilities — 0.1%
NiSource, Inc.	16,000	458,560
NorthWestern Corp.	8,650	609,047
RWE AG (Germany)	16,563	444,254

		1,511,861
Oil, Gas & Consumable Fuels — 1.9%
BP PLC (United Kingdom)	154,729	1,126,647
Chevron Corp.	13,300	1,638,293
China Petroleum & Chemical Corp. (China) (Class H Stock)	230,000	181,707
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	72,000	164,234
CNOOC Ltd. (China)	53,000	99,231
Coal India Ltd. (India)	33,326	114,271
Concho Resources, Inc.	15,284	1,695,913
ConocoPhillips	20,300	1,354,822
Diamondback Energy, Inc.	21,844	2,217,821
Eni SpA (Italy)	105,574	1,868,796
EOG Resources, Inc.	21,818	2,076,637
EQT Corp.	21,500	445,910
Equitrans Midstream Corp.	18,960	412,949
Exxon Mobil Corp.	16,000	1,292,800
Gazprom PJSC (Russia), ADR	19,617	88,669
Kinder Morgan, Inc.	75,800	1,516,758
LUKOIL PJSC (Russia), ADR	5,305	475,327
Lundin Petroleum AB (Sweden)	31,453	1,067,743
Marathon Petroleum Corp.	31,750	1,900,238
MOL Hungarian Oil & Gas PLC (Hungary)	10,674	122,331
Neste OYJ (Finland)	20,251	2,160,995
Novatek PJSC (Russia), GDR	725	124,366
Occidental Petroleum Corp.	29,674	1,964,419
Oil & Natural Gas Corp. Ltd. (India)	61,396	141,758
Oil Search Ltd. (Australia)	46,206	256,660
Parsley Energy, Inc. (Class A Stock)*	39,920	770,456
PBF Energy, Inc. (Class A Stock)	9,000	280,260
Penn Virginia Corp.*	81	3,572
Penn Virginia Corp. NPV*	529	23,329
PetroChina Co. Ltd. (China) (Class H Stock)	344,000	223,280

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petronet LNG Ltd. (India)	32,189	$117,127
Phillips 66	7,300	694,741
Pioneer Natural Resources Co.	16,313	2,484,144
Polski Koncern Naftowy ORLEN SA (Poland)	4,502	114,758
PTT Exploration & Production PCL (Thailand)	16,800	66,343
PTT PCL (Thailand), NVDR	160,000	242,702
Reliance Industries Ltd. (India), GDR, 144A	7,200	289,695
Repsol SA (Spain)	124,527	2,133,997
Rosneft Oil Co. PJSC (Russia), GDR	8,560	53,846
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	127,869	4,020,507
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	28,561	903,610
SK Innovation Co. Ltd. (South Korea)	478	75,571
S-Oil Corp. (South Korea)	1,703	134,325
Tatneft PJSC (Russia), ADR	1,443	99,553
Thai Oil PCL (Thailand)	33,800	74,120
TOTAL SA (France)	85,363	4,747,127
Ultra Petroleum Corp.*	2,287	1,395
Ultrapar Participacoes SA (Brazil)	31,680	378,831
United Tractors Tbk PT (Indonesia)	18,600	35,407
Williams Cos., Inc. (The)	41,800	1,200,496

		43,678,487
Paper & Forest Products — 0.1%
Mondi Ltd. (United Kingdom)	1,750	38,677
Sappi Ltd. (South Africa)	12,791	59,144
UPM-Kymmene OYJ (Finland)	38,957	1,138,847

		1,236,668
Personal Products — 0.4%
Coty, Inc. (Class A Stock)(a)	57,187	657,651
Kao Corp. (Japan)	28,000	2,209,606
L’Oreal SA (France)	5,141	1,385,042
Marico Ltd. (India)	24,109	120,849
Shiseido Co. Ltd. (Japan)	19,200	1,386,563
Unilever NV (United Kingdom), CVA	15,726	915,366
Unilever PLC (United Kingdom)	44,862	2,573,223

		9,248,300
Pharmaceuticals — 2.2%
Advanz Pharma Corp. (Canada)*	788	13,695
Allergan PLC	7,500	1,098,075
AstraZeneca PLC (United Kingdom)	25,851	2,059,592
Bayer AG (Germany)	5,597	362,159
Catalent, Inc.*	32,294	1,310,813
CSPC Pharmaceutical Group Ltd. (China)	58,000	108,362
GlaxoSmithKline PLC (United Kingdom)	153,737	3,195,202
Jazz Pharmaceuticals PLC*	6,646	950,046
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	11,040	107,433
Johnson & Johnson	22,578	3,156,179
Kyowa Hakko Kirin Co. Ltd. (Japan)	10,100	220,623
Merck & Co., Inc.	68,113	5,664,958
Nektar Therapeutics*	7,694	258,518
Novartis AG (Switzerland)	93,126	8,972,161

A879

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	59,123	$3,103,579
Otsuka Holdings Co. Ltd. (Japan)	15,400	605,212
Pfizer, Inc.	192,996	8,196,540
Piramal Enterprises Ltd. (India)	2,394	95,673
Prestige Consumer Healthcare, Inc.*(a)	9,726	290,905
Revance Therapeutics, Inc.*	13,772	217,047
Richter Gedeon Nyrt (Hungary)	4,879	92,167
Roche Holding AG (Switzerland)	30,191	8,341,036
Sanofi (France)	11,746	1,039,117
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	11,465	179,771
TherapeuticsMD, Inc.*(a)	75,902	369,643

		50,008,506
Professional Services — 0.2%
51job, Inc. (China), ADR*	1,657	129,047
IHS Markit Ltd.*(u)	16,161	878,835
Persol Holdings Co. Ltd. (Japan)	14,100	228,703
Recruit Holdings Co. Ltd. (Japan)	31,100	889,406
RELX PLC (United Kingdom)	66,700	1,426,708

		3,552,699
Real Estate Management & Development — 0.3%
Ayala Land, Inc. (Philippines)	96,800	82,750
CBRE Group, Inc. (Class A Stock)*	48,136	2,380,325
China Overseas Land & Investment Ltd. (China)	70,000	266,336
China Resources Land Ltd. (China)	48,000	215,764
China Vanke Co. Ltd. (China) (Class H Stock)	45,800	192,805
CK Asset Holdings Ltd. (Hong Kong)	204,500	1,818,755
Country Garden Holdings Co. Ltd. (China)	141,000	221,554
Cushman & Wakefield PLC*(a)	18,790	334,461
Emaar Properties PJSC (United Arab Emirates)	75,628	96,573
HFF, Inc. (Class A Stock)	5,948	284,017
Mitsui Fudosan Co. Ltd. (Japan)	58,900	1,484,169

		7,377,509
Retail — 0.0%
Claire’s Private Placement*^	406	322,770
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	870	179,246
Central Japan Railway Co. (Japan)	2,300	534,136
Container Corp. of India Ltd. (India)	8,875	67,373
Knight-Swift Transportation Holdings, Inc.(a)	13,026	425,690
Landstar System, Inc.(a)	4,217	461,298
Lyft, Inc. (Class A Stock)*(u)	15,412	1,206,606
Norfolk Southern Corp.	22,210	4,150,827
Old Dominion Freight Line, Inc.	5,236	756,026
Tokyu Corp. (Japan)	34,200	597,315
Union Pacific Corp.(u)	4,417	738,522
West Japan Railway Co. (Japan)	3,600	271,032

		9,388,071
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*(a)	75,154	1,917,930
Analog Devices, Inc.	29,762	3,133,046

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Applied Materials, Inc.	24,441	$969,330
ASML Holding NV (Netherlands)	17,740	3,341,065
Cabot Microelectronics Corp.	3,676	411,565
First Solar, Inc.*(u)	15,238	805,176
Globalwafers Co. Ltd. (Taiwan)	10,000	99,027
Infineon Technologies AG (Germany)	21,588	429,750
NVIDIA Corp.	19,431	3,489,030
Power Integrations, Inc.	2,900	202,826
QUALCOMM, Inc.	6,500	370,695
Renesas Electronics Corp. (Japan)*	75,000	346,884
SK Hynix, Inc. (South Korea)	3,458	226,496
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	211,133	8,648,007
Texas Instruments, Inc.	44,323	4,701,341
Tokyo Electron Ltd. (Japan)	5,900	853,309
Vanguard International Semiconductor Corp. (Taiwan)	52,000	112,329
Xilinx, Inc.	9,981	1,265,491

		31,323,297
Software — 1.7%
Aspen Technology, Inc.*	3,808	397,022
Avaya Holdings Corp.*	10,711	180,266
Blackbaud, Inc.	4,273	340,686
Cision Ltd.*	28,171	387,915
Cornerstone OnDemand, Inc.*	5,360	293,621
DocuSign, Inc.*	10,223	529,960
Ellie Mae, Inc.*	560	55,266
Fair Isaac Corp.*	3,170	861,067
Guidewire Software, Inc.*	3,727	362,115
Instructure, Inc.*	6,935	326,777
Intuit, Inc.	6,872	1,796,410
Kingdee International Software Group Co. Ltd. (China)	107,000	124,457
Microsoft Corp.(u)	145,557	17,166,992
Palo Alto Networks, Inc.*	5,377	1,305,966
Q2 Holdings, Inc.*	6,896	477,617
SailPoint Technologies Holding, Inc.*	32,076	921,223
salesforce.com, Inc.*	35,832	5,674,714
SAP SE (Germany)	31,736	3,674,052
ServiceNow, Inc.*	6,603	1,627,573
Splunk, Inc.*	7,914	986,084
Synopsys, Inc.*	5,700	656,355
Tableau Software, Inc. (Class A Stock)*	1,539	195,884
Tyler Technologies, Inc.*	1,765	360,766

		38,702,788
Specialty Retail — 1.0%
AutoZone, Inc.*	4,512	4,620,829
Bed Bath & Beyond, Inc.(u)	32,092	545,243
Best Buy Co., Inc.	9,500	675,069
Dixons Carphone PLC (United Kingdom)	128,785	246,350
Home Depot, Inc. (The)	15,122	2,901,761
Industria de Diseno Textil SA (Spain)	67,089	1,974,530
Lowe’s Cos., Inc.(u)	4,900	536,403
Mr. Price Group Ltd. (South Africa)	22,387	294,376
Murphy USA, Inc.*	7,900	676,398
O’Reilly Automotive, Inc.*(u)	13,059	5,070,810
Ross Stores, Inc.	40,653	3,784,794

A880

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tiffany & Co.(a)	8,200	$865,510
Tractor Supply Co.	12,906	1,261,691

		23,453,764
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	47,061	8,939,237
Asustek Computer, Inc. (Taiwan)	13,000	94,057
Catcher Technology Co. Ltd. (Taiwan)	20,000	154,263
Chicony Electronics Co. Ltd. (Taiwan)	20,000	46,575
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	37,400	35,007
Hewlett Packard Enterprise Co.	27,100	418,153
Inventec Corp. (Taiwan)	137,000	104,380
Logitech International SA (Switzerland)	21,474	842,486
Quanta Computer, Inc. (Taiwan)	68,000	127,757
Samsung Electronics Co. Ltd. (South Korea)	87,845	3,460,153
Samsung Electronics Co. Ltd. (South Korea), GDR	1,974	1,936,768

		16,158,836
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	6,282	1,529,808
ANTA Sports Products Ltd. (China)	28,000	191,136
Burberry Group PLC (United Kingdom)	74,178	1,889,180
Carter’s, Inc.	3,631	365,968
CCC SA (Poland)	1,490	83,701
Cie Financiere Richemont SA (Switzerland)	22,995	1,676,091
Columbia Sportswear Co.	5,500	572,990
EssilorLuxottica SA (France)	8,582	937,660
Kering SA (France)	3,981	2,287,632
Lululemon Athletica, Inc.*	7,525	1,233,122
LVMH Moet Hennessy Louis Vuitton SE (France)	5,128	1,887,825
PVH Corp.	12,121	1,478,156
Shenzhou International Group Holdings Ltd. (China)	13,000	174,936

		14,308,205
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	101,482	2,888,087
Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	25,200	1,050,202
ITC Ltd. (India)	282,636	1,213,927
Japan Tobacco, Inc. (Japan)	17,800	441,193
KT&G Corp. (South Korea)	2,040	185,696

		2,891,018
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	6,554	389,766
BOC Aviation Ltd. (Singapore), 144A	10,500	85,784
Brenntag AG (Germany)	9,549	492,837
Ferguson PLC	26,485	1,688,073
Mitsubishi Corp. (Japan)	18,800	522,389
W.W. Grainger, Inc.	2,768	832,974

		4,011,823

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.0%
DP World PLC (United Arab Emirates)	3,453	$55,127
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	16,913	149,941
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	7,041	113,786
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	7,900	73,073

		391,927
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class L Stock)	361,109	258,038
China Mobile Ltd. (China)	36,500	371,699
Goodman Networks, Inc.*^	3,993	—
Mobile TeleSystems PJSC (Russia), ADR	14,905	112,682
MTN Group Ltd. (South Africa)	6,791	41,794
NII Holdings, Inc.*	8,909	17,462
Taiwan Mobile Co. Ltd. (Taiwan)	19,000	68,706
TIM Participacoes SA (Brazil), ADR	4,046	61,014
T-Mobile US, Inc.*(u)	4,161	287,525
Turkcell Iletisim Hizmetleri A/S (Turkey)	25,508	55,448
Vodacom Group Ltd. (South Africa)	17,583	135,999
Vodafone Group PLC (United Kingdom)	390,299	712,036

		2,122,403
TOTAL COMMON STOCKS (cost $810,019,341)		865,792,905

PREFERRED STOCKS — 1.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	6,702	1,056,759
Banks — 0.4%
Banco Bradesco SA (Brazil) (PRFC)	25,735	281,318
Bank of America Corp., Series L, CVT, 7.250%	2,737	3,563,218
Itau Unibanco Holding SA (Brazil) (PRFC)	114,379	999,376
Wells Fargo & Co., Series L, CVT, 7.500%	3,338	4,313,864

		9,157,776
Consumer Finance — 0.3%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	34,257	6,968,216
Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.469%	3,000	78,120
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	14,526	176,226
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	29,436	1,820,911
Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., Series A, CVT, 6.875%	455	539,084
Food Products — 0.1%
Bunge Ltd., CVT, 4.875%	16,411	1,624,689
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	38,374	2,371,897
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,787	488,937

A881

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	11,393	$1,110,818
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	36,621	141,327
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	26,969	1,346,292
DTE Energy Co., CVT, 6.500%	10,622	587,928
Sempra Energy, Series B, CVT, 6.750%(a)	6,825	724,542

		2,658,762
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	71,501	508,223
Retail — 0.0%
Claire’s Stores, Inc., CVT^	239	373,438
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	4,751	48
TOTAL PREFERRED STOCKS (cost $26,556,827)		29,075,231

	Units
RIGHTS* — 0.0%
Banks — 0.0%
CTBC Financial Holding Co. Ltd. (Taiwan), expiring 04/01/19	2,097	279
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	9,236
Media — 0.0%
Media General, Inc., CVR^	42,900	4
TOTAL RIGHTS (cost $ — )		9,519

WARRANTS* — 0.0%
Oil & Gas
Ultra Resources, Inc., expiring 07/14/25	7,742	1,162
Transportation
Jack Cooper, expiring 10/27/29^	117	—
TOTAL WARRANTS (cost $5,026)		1,162

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 6.3%
Automobiles — 3.1%
ACC Trust,
Series 2019-1, Class A, 144A
3.750%	05/20/22	1,358	1,363,666
Series 2019-1, Class B, 144A
4.470%	10/20/22	975	985,144
Series 2019-1, Class C, 144A
6.410%	02/20/24	520	525,936
American Credit Acceptance Receivables Trust,
Series 2017-2, Class E, 144A
5.520%	03/12/24	280	286,277
Series 2018-1, Class D, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
3.930%	04/10/24	1,795	$1,810,464
Series 2018-4, Class C, 144A
3.970%	01/13/25	1,910	1,935,598
Series 2019-1, Class C, 144A
3.500%	04/14/25	2,424	2,437,872
Series 2019-1, Class D, 144A
3.810%	04/14/25	1,520	1,532,616
Series 2019-1, Class E, 144A
4.840%	04/14/25	995	1,005,590
Series 2019-1, Class F, 144A
6.060%	12/12/25	645	650,933
Americredit Automobile Receivables Trust,
Series 2019-1, Class C
3.360%	02/18/25	365	368,350
Series 2019-1, Class D
3.620%	03/18/25	470	475,563
CIG Auto Receivables Trust,
Series 2019-1A, Class B, 144A
3.590%	08/15/24	2,090	2,102,839
Series 2019-1A, Class C, 144A
3.820%	08/15/24	505	508,475
Series 2019-1A, Class D, 144A
4.850%	05/15/26	490	493,287
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	320	326,030
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	1,200	1,195,301
Series 2019-1A, Class B, 144A
3.750%	04/17/28	1,925	1,944,869
Drive Auto Receivables Trust,
Series 2019-2, Class C
3.420%	06/16/25	2,185	2,199,222
Series 2019-2, Class D
3.690%	08/17/26	2,465	2,484,887
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	337	336,868
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,322,051
Series 2017-1A, Class D, 144A
3.550%	11/15/22	175	175,512
Series 2017-4A, Class E, 144A
5.150%	11/15/24	1,255	1,281,285
Series 2018-3A, Class D, 144A
4.190%	07/15/24	405	412,745
Series 2019-1A, Class D, 144A
3.870%	11/15/24	2,520	2,544,013
Series 2019-1A, Class E, 144A
4.940%	02/17/26	1,205	1,219,849
Exeter Automobile Receivables Trust,
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,357,053
Series 2016-2A, Class D, 144A
8.250%	04/17/23	815	870,596
Series 2018-1A, Class D, 144A
3.530%	11/15/23	1,405	1,415,167
Series 2018-2A, Class D, 144A

A882

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
4.040%	03/15/24	1,320	$1,340,763
Series 2018-4A, Class D, 144A
4.350%	09/16/24	2,910	2,983,062
Series 2019-1A, Class E, 144A
5.200%	01/15/26	480	491,256
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	550	549,511
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	307	306,455
Series 2016-A, Class A3
1.390%	07/15/20	7	6,506
GLS Auto Receivables Issuer Trust,
Series 2019-1A, Class C, 144A
3.870%	12/16/24	1,285	1,297,085
Series 2019-1A, Class D, 144A
4.940%	12/15/25	460	465,644
GLS Auto Receivables Trust,
Series 2018-1A, Class B, 144A
3.520%	08/15/23	785	786,023
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,850	3,832,844
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,078,444
Prestige Auto Receivables Trust,
Series 2017-1A, Class D, 144A
3.610%	10/16/23	510	512,535
Santander Drive Auto Receivables Trust,
Series 2019-1, Class C
3.420%	04/15/25	837	843,309
Series 2019-1, Class D
3.650%	04/15/25	1,590	1,607,665
Westlake Automobile Receivables Trust,
Series 2018-1A, Class D, 144A
3.410%	05/15/23	460	461,078
Series 2018-3A, Class D, 144A
4.000%	10/16/23	3,740	3,798,954
Series 2018-3A, Class F, 144A
6.020%	02/18/25	1,265	1,289,421
Series 2019-1A, Class C, 144A
3.450%	03/15/24	1,205	1,211,126
Series 2019-1A, Class D, 144A
3.670%	03/15/24	4,545	4,578,061
Series 2019-1A, Class E, 144A
4.490%	07/15/24	1,130	1,138,504

			69,146,304

Consumer Loans — 0.4%
CLUB Credit Trust,
Series 2017-P2, Class B, 144A
3.560%	01/15/24	535	534,201
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	1,506	1,518,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
FREED ABS Trust,
Series 2018-1, Class B, 144A
4.560%	07/18/24	100	$101,069
Series 2018-2, Class B, 144A
4.610%	10/20/25	685	697,881
Mariner Finance Issuance Trust,
Series 2017-AA, Class A, 144A
3.620%	02/20/29	878	879,222
OneMain Financial Issuance Trust,
Series 2015-2A, Class D, 144A
5.640%	07/18/25	226	227,069
Series 2016-1A, Class B, 144A
4.570%	02/20/29	100	101,379
Series 2018-2A, Class A, 144A
3.570%	03/14/33	2,660	2,704,298
Series 2019-1A, Class B, 144A
3.790%	02/14/31	134	135,294
Series 2017-1A, Class C, 144A
3.350%	09/14/32	335	331,323
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	796,309
PNMAC GMSR Issuer Trust,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
5.336%(c)	02/25/23	1,110	1,112,420
Regional Management Issuance Trust,
Series 2018-1, Class A, 144A
3.830%	07/15/27	114	113,784
Series 2018-2, Class A, 144A
4.560%	01/18/28	103	104,116
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	76	75,669
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	113,745

			9,545,871

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2014-1, Class A, 1 Month LIBOR + 0.370%
2.854%(c)	12/15/21	126	126,052
Series 2017-8, Class A, 1 Month LIBOR + 0.120%
2.604%(c)	05/16/22	346	346,136
Capital One Multi-Asset Execution Trust,
Series 2014-A4, Class A4, 1 Month LIBOR + 0.360%
2.844%(c)	06/15/22	491	491,458
Series 2016-A1, Class A1, 1 Month LIBOR + 0.450%
2.934%(c)	02/15/22	228	228,032
Citibank Credit Card Issuance Trust,
Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%
2.971%(c)	12/07/23	133	133,909
Series 2017-A4, Class A4, 1 Month LIBOR + 0.220%
2.701%(c)	04/07/22	450	450,222
Discover Card Execution Note Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%
2.974%(c)	07/15/24	200	201,200

			1,977,009

A883

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 0.6%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	91	$94,125
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B, 1 Month LIBOR + 0.090%
2.576%(c)	07/25/36	334	119,290
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W1, Class M2, 1 Month LIBOR + 1.920%
4.406%(c)	03/25/34	1,836	1,808,504
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
3.266%(c)	03/25/34	655	651,994
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2, 1 Month LIBOR + 0.140%
2.626%(c)	10/25/36	271	257,019
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.459%(c)	12/15/33	3,281	3,282,028
Series 2005-HE6, Class M3, 1 Month LIBOR + 0.795%
3.281%(c)	07/25/35	1,174	1,174,662
Countrywide Asset-Backed Certificates,
Series 2007-2, Class 2A3, 1 Month LIBOR + 0.140%
2.626%(c)	08/25/37	122	119,937
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1, 1 Month LIBOR + 0.100%
2.586%(c)	05/25/37	83	41,568
Series 2007-7, Class 1A2, 1 Month LIBOR + 0.180%
2.666%(c)	07/25/37	47	45,263
Home Equity Asset Trust,
Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%
2.826%(c)	04/25/36	18	17,581
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
3.326%(c)	03/25/35	1,164	1,164,086
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
3.191%(c)	08/25/35	226	225,609
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.636%(c)	08/25/36	10	9,920
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2, 1 Month LIBOR + 0.110%
2.596%(c)	11/25/36	86	38,648
Series 2006-HE4, Class A3, 1 Month LIBOR + 0.150%
2.636%(c)	11/25/36	110	49,750
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR1, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	06/25/36	629	630,979
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 1 Month LIBOR + 1.050%, 144A
3.536%(c)	06/25/34	14	14,158
Series 2005-HE3, Class M4, 1 Month LIBOR + 0.975%
3.461%(c)	07/25/35	47	47,527
Series 2007-HE7, Class A2B, 1 Month LIBOR + 1.000%
3.486%(c)	07/25/37	61	59,770
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.666%(c)	06/25/37	55	55,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1, 1 Month LIBOR + 0.410%
2.896%(c)	02/25/36	39	$38,803
NovaStar Mortgage Funding Trust,
Series 2003-1, Class A2, 1 Month LIBOR + 0.780%
3.266%(c)	05/25/33	970	967,914
Series 2003-4, Class M1, 1 Month LIBOR + 1.065%
3.551%(c)	02/25/34	1,223	1,211,626
Series 2006-4, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	09/25/36	174	94,210
Series 2006-4, Class A2D, 1 Month LIBOR + 0.250%
2.736%(c)	09/25/36	69	37,727
Series 2007-1, Class A1A, 1 Month LIBOR + 0.130%
2.616%(c)	03/25/37	280	208,204
Option One Mortgage Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.735%
3.221%(c)	08/25/35	47	47,352
RASC Trust,
Series 2004-KS5, Class AI5
4.834%(cc)	06/25/34	182	184,306
Series 2005-KS2, Class M1, 1 Month LIBOR + 0.645%
3.131%(c)	03/25/35	27	27,040
Saxon Asset Securities Trust,
Series 2001-3, Class AV1, 1 Month LIBOR + 0.540%
3.026%(c)	09/25/31	43	42,937
Soundview Home Loan Trust,
Series 2006-1, Class A4, 1 Month LIBOR + 0.300%
2.786%(c)	02/25/36	78	77,826
Series 2006-EQ1, Class A3, 1 Month LIBOR + 0.160%
2.646%(c)	10/25/36	127	126,067
Series 2006-OPT1, Class 1A1, 1 Month LIBOR + 0.180%
2.666%(c)	03/25/36	305	302,919
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.666%(c)	05/25/36	56	56,050
Series 2006-OPT3, Class 1A1, 1 Month LIBOR + 0.155%
2.641%(c)	06/25/36	429	426,551
Series 2006-OPT4, Class 1A1, 1 Month LIBOR + 0.150%
2.636%(c)	06/25/36	262	258,633
Series 2007-1, Class 2A3, 1 Month LIBOR + 0.170%
2.656%(c)	03/25/37	74	73,529
Series 2007-OPT3, Class 2A3, 1 Month LIBOR + 0.180%
2.666%(c)	08/25/37	65	63,086
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	55	53,718
Terwin Mortgage Trust,
Series 2006-3, Class 2A2, 1 Month LIBOR + 0.210%, 144A
2.696%(c)	04/25/37	78	76,002

			14,282,015

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	511	550,297

Other — 0.5%
Business Jet Securities LLC,
Series 2018-1, Class A, 144A
4.335%	02/15/33	1,758	1,768,255

A884

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Driven Brands Funding LLC,
Series 2019-1A, Class A2, 144A
4.641%	04/20/49	825	$825,000
Golden Bear LLC,
Series 2016-1A, Class A, 144A
3.750%	09/20/47	1,739	1,752,979
PNMAC FMSR Issuer Trust,
Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A
4.836%(c)	04/25/23	225	225,184
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	894,778
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,900	4,858,643
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,978	2,007,746

			12,332,585

Residential Mortgage-Backed Securities — 1.6%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A, 1 Month LIBOR + 0.900%
3.386%(c)	12/25/33	107	106,027
Carrington Mortgage Loan Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%
2.636%(c)	06/25/36	395	389,086
Series 2007-FRE1, Class A2, 1 Month LIBOR + 0.200%
2.686%(c)	02/25/37	89	88,586
Series 2007-HE1, Class A2, 1 Month LIBOR + 0.150%
2.636%(c)	06/25/37	57	56,178
Series 2007-RFC1, Class A2, 1 Month LIBOR + 0.100%
2.586%(c)	12/25/36	36	35,661
Series 2005-NC5, Class M1, 1 Month LIBOR + 0.480%
2.966%(c)	10/25/35	308	307,700
Countrywide Asset-Backed Certificates,
Series 2005-AB4, Class 2A1, 1 Month LIBOR + 0.270%
2.756%(c)	03/25/36	2,104	1,912,670
Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%
2.646%(c)	12/25/35	135	132,443
Series 2006-BC3, Class 2A3, 1 Month LIBOR + 0.240%
2.726%(c)	02/25/37	106	106,020
Series 2007-8, Class 2A3, 1 Month LIBOR + 0.190%
2.676%(c)	11/25/37	266	263,130
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.646%(c)	09/25/46	108	106,354
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
2.636%(c)	02/25/37	24	23,635
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
2.646%(c)	03/25/37	228	226,042
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1, 1 Month LIBOR + 0.140%
2.626%(c)	10/25/36	154	140,416
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 1 Month LIBOR + 1.100%, 144A
3.586%(c)	05/25/37	34	33,795

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(cc)	09/25/33	71	$72,804
FBR Securitization Trust,
Series 2005-5, Class M1, 1 Month LIBOR + 0.690%
3.176%(c)	11/25/35	141	139,914
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3, 1 Month LIBOR + 0.270%
2.756%(c)	07/25/36	56	31,598
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, 1 Month LIBOR + 1.800%
4.289%(c)	10/25/33	2,126	2,125,504
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
3.356%(c)	10/25/34	974	974,131
Series 2006-FF8, Class IA1, 1 Month LIBOR + 0.140%
2.626%(c)	07/25/36	214	211,255
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
2.626%(c)	09/25/36	25	24,490
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160%
2.646%(c)	10/25/36	380	371,525
Fremont Home Loan Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 1.020%
3.506%(c)	06/25/35	65	64,956
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
3.176%(c)	01/25/35	283	282,902
Series 2006-1, Class 1A1, 1 Month LIBOR + 0.155%
2.641%(c)	04/25/36	169	167,757
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	12	12,238
GSAMP Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
3.221%(c)	09/25/35	65	64,401
Series 2006-FM1, Class A1, 1 Month LIBOR + 0.160%
2.646%(c)	04/25/36	178	138,426
Series 2006-HE3, Class A2C, 1 Month LIBOR + 0.160%
2.646%(c)	05/25/46	175	173,513
Series 2007-HE1, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	03/25/47	252	246,770
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
2.616%(c)	08/25/36	163	152,628
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
2.636%(c)	08/25/36	76	72,943
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A1A, 1 Month LIBOR + 0.170%
2.656%(c)	03/25/37	495	491,977
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 1A1, 1 Month LIBOR + 1.000%
3.486%(c)	10/25/37	201	202,279
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	4,680	4,636,504
Series 2018-NPL2, Class A1, 144A
4.164%	07/25/48	786	788,562
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B, 1 Month LIBOR + 0.160%
2.646%(c)	08/25/36	167	158,048

A885

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV, 1 Month LIBOR + 0.230%
2.716%(c)	12/25/35	126	$124,679
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.611%(c)	12/25/34	170	169,988
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
4.136%(c)	12/25/34	2,450	2,468,976
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2, 1 Month LIBOR + 0.520%
3.006%(c)	12/25/35	35	33,855
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.946%(c)	09/25/35	112	111,769
Pretium Mortgage Credit Partners LLC,
Series 2018-NPL2, Class A1, 144A
3.700%	03/27/33	549	547,768
Series 2018-NPL4, Class A1, 144A
4.826%	09/25/58	1,158	1,168,103
Series 2018-NPL4, Class A2, 144A
6.049%	09/25/58	1,000	1,005,265
RAAC Trust,
Series 2007-SP2, Class A2, 1 Month LIBOR + 0.400%
2.886%(c)	06/25/47	32	31,886
RAMP Trust,
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.836%(c)	08/25/36	5,060	5,009,247
RASC Trust,
Series 2007-KS3, Class AI3, 1 Month LIBOR + 0.250%
2.736%(c)	04/25/37	83	81,660
Saxon Asset Securities Trust,
Series 2005-4, Class A2D, 1 Month LIBOR + 0.310%
2.796%(c)	11/25/37	7	6,530
Series 2007-1, Class A2C, 1 Month LIBOR + 0.150%
2.636%(c)	01/25/47	110	108,506
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.140%
2.626%(c)	09/25/36	161	112,287
Series 2007-NC2, Class A2B, 1 Month LIBOR + 0.140%
2.626%(c)	01/25/37	61	46,147
Soundview Home Loan Trust,
Series 2005-2, Class M5, 1 Month LIBOR + 0.990%
3.476%(c)	07/25/35	53	53,577
Series 2005-OPT3, Class A1, 1 Month LIBOR + 0.260%
2.746%(c)	11/25/35	102	101,865
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	3,297	3,302,600
Structured Asset Investment Loan Trust,
Series 2006-2, Class A3, 1 Month LIBOR + 0.360%
2.846%(c)	04/25/36	170	168,919
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4, 1 Month LIBOR + 0.170%
2.656%(c)	12/25/36	42	40,552
Series 2007-WF1, Class A4, 1 Month LIBOR + 0.200%
2.686%(c)	02/25/37	137	135,869
Towd Point Mortgage Trust,
Series 2015-3, Class A4B, 144A
3.500%(cc)	03/25/54	117	117,432

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	181	$177,009
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	81	79,871
Vericrest Opportunity Loan Trust,
Series 2019-NPL2, Class A1, 144A
3.967%	02/25/49	1,487	1,489,356
Series 2019-NPL3, Class A2, 144A
6.170%	03/25/49	1,550	1,554,614
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	354	353,773
VOLT LXXV LLC,
Series 2019-NPL1, Class A1A, 144A
4.336%	01/25/49	978	985,663
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2, 1 Month LIBOR + 0.150%
2.636%(c)	01/25/37	40	39,434

			35,160,068

TOTAL ASSET-BACKED SECURITIES (cost $142,573,473)			142,994,149

BANK LOANS — 4.6%
Advertising — 0.0%
ABG Intermediate Holdings 2 LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	09/27/24	149	145,698
Red Ventures LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 3.000%
5.499%(c)	11/08/24	394	389,918

			535,616

Aerospace & Defense — 0.1%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 1 Month LIBOR + 2.500%
4.999%(c)	06/01/23	1,012	983,606
2018 New Tranche F Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	06/09/23	175	170,733
New Tranche G Term Loans, 1 Month LIBOR + 2.500%
4.999%(c)	03/15/24	137	133,687

			1,288,026

Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
4.484%(c)	12/14/23	965	948,014
2018 Replacement Term Loan, 1 Month LIBOR + 1.750%
4.240%(c)	06/27/25	100	96,833

			1,044,847

Apparel — 0.0%
Tumi, Inc.,
Initial Tranche B Term Loan, 1 Month LIBOR + 1.750%
4.249%(c)	08/20/25	670	659,419

Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
6.000%(c)	11/06/24	28	27,590

A886

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.740%(c)	04/06/24	301	$293,699
4.740%(c)	04/06/24	203	198,206

			491,905

Biotechnology — 0.0%
Concordia International Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
7.993%(c)	01/15/26	545	512,851

Building Materials — 0.0%
Continental Building Products LLC,
Second Lien Closing Date Term Loan, 1 Month LIBOR + 2.250%
4.327%(c)	02/26/21	64	62,230
Summit Materials LLC,
New Term Loan B, 1 Month LIBOR + 2.000%
4.499%(c)	05/30/25	546	533,817

			596,047

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
4.351%(c)	01/06/21	496	484,641
Trinseo Materials Operating SCA,
2018 Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	05/16/24	1,092	1,071,901

			1,556,542

Commercial Services — 0.3%
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.746%(c)	10/03/23	46	46,008
5.746%(c)	10/03/23	26	26,203
5.746%(c)	10/03/23	4	3,634
5.746%(c)	10/03/23	2	1,842
CHG Healthcare Services, Inc.,
New Term Loan, 1 - 3 Month LIBOR + 3.000%
5.622%(c)	04/18/24	811	805,363
5.622%(c)	04/18/24	455	452,043
Garda World Security Corp. (Canada),
New Incremental Term B Loan, 3 Month LIBOR + 3.500%/PRIME + 2.500%
7.058%(c)	07/18/25	838	829,223
7.058%(c)	07/18/25	2	2,115
Hertz Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.250%(c)	06/30/23	272	266,145
NorthRiver Midstream Finance, LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%
6.047%(c)	01/31/26	85	84,520
Prime Security Services Borrower LLC,
Term B-1 Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/11/26	1,405	1,388,709
5.249%(c)	03/11/26	171	168,553
St. George’s University Scholastic Services LLC (Canada),
Term Loan
— %(p)	06/21/25	71	70,831
— %(p)	07/17/25	52	52,107
— %(p)	07/17/25	10	9,997
— %(p)	07/17/25	2	1,682

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Commercial Services (cont’d.)
Term Loan, 1 Month LIBOR + 3.500%
6.000%(c)	08/17/26	378	$376,140
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.484%(c)	04/25/25	511	466,519
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	08/18/23	1,444	1,279,453
Trans Union LLC,
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	10/22/25	496	489,272

			6,820,359

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	04/06/24	110	108,378
Ensono, LP,
First Lien Term Loan, 1 Month LIBOR + 5.250%
7.749%(c)	04/06/24	99	98,133
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.683%(c)	02/24/25	139	136,295

			342,806

Distribution/Wholesale — 0.0%
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR +3.250%
6.029%(c)	12/29/25	694	672,396

Diversified Financial Services — 0.0%
Advisor Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	08/15/25	130	129,603
Dakota Holding Corp.,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	02/28/25	66	64,713

			194,316

Electric — 0.3%
AES Corp.,
2018 Other Term Loan, 3 Month LIBOR + 1.750%
4.379%(c)	05/31/22	703	699,642
Calpine Construction Finance Co., LP,
Term B Loan, 1 Month LIBOR + 2.500%
4.999%(c)	04/30/25	992	978,816
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
5.110%(c)	01/15/24	150	148,032
Carroll County Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	02/06/26	37	37,014
Edgewater Generation LLC,
Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	10/29/25	202	201,923
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
5.630%(c)	10/19/20	46	42,982

A887

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Electric (cont’d.)
Frontera Generation Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%^
6.731%(c)	05/24/24	896	$887,032
6.731%(c)	05/24/24	97	95,543
Invenergy Thermal Operating I LLC,
Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	08/28/25	480	480,048
Kestrel Acquisition LLC,
Term B Advance, 1 Month LIBOR + 4.250%
6.750%(c)	01/30/24	646	641,836
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
6.499%(c)	08/21/24	548	541,848
Term Loan, 3 Month LIBOR + 4.000%^
6.610%(c)	12/03/25	528	522,249
Vistra Operations Co. LLC,
2016 Incremental Term B-2 Loan, 1 Month LIBOR + 2.250%^
4.749%(c)	11/21/24	98	97,506
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	08/04/23	941	928,990

			6,303,461

Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
6.250%(c)	12/29/25	57	56,834
TerraForm Power Operating LLC,
Specified Refinancing Term Loan, 1 Month LIBOR + 2.000%^
4.499%(c)	04/12/24	247	240,690

			297,524

Entertainment — 0.4%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%^
4.999%(c)	02/01/24	645	617,588
AMC Entertainment Holdings, Inc.,
Term Loan
— %(p)	03/14/26	565	560,480
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.499%(c)	06/07/23	1,490	1,451,457
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.999%(c)	02/06/25	632	616,084
Gateway Casinos & Entertainment Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
5.601%(c)	10/04/23	332	330,472
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	12/01/23	947	945,786
Nai Entertainment Holdings LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.500%^
5.000%(c)	10/26/20	398	392,030
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
4.749%(c)	03/11/22	997	984,211
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
5.302%(c)	02/06/23	861	835,642

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Entertainment (cont’d.)
5.302%(c)	02/06/23	207		$200,585
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
4.624%(c)	12/13/23	1,650		1,545,501

				8,479,836

Foods — 0.3%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.609%(c)	08/04/25	168		166,138
Replacement 2017-1 Term B-6 Loan, 1 Month LIBOR + 3.000%
5.479%(c)	06/22/23	1,911		1,891,804
Term Loan
— %(p)	11/17/25	194		190,915
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
5.647%(c)	04/06/24	433		413,596
5.647%(c)	04/06/24	324		309,717
5.647%(c)	04/06/24	324		309,717
5.647%(c)	04/06/24	109		103,879
5.647%(c)	04/06/24	109		103,879
5.647%(c)	04/06/24	9		8,259
5.647%(c)	04/06/24	3		2,770
5.647%(c)	04/06/24	—	(r)	452
5.647%(c)	04/06/24	—	(r)	151
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%
6.186%(c)	05/23/25	596		577,635
JBS USA LUX SA,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.987%(c)	10/30/22	1,119		1,109,509
4.987%(c)	10/30/22	192		190,760
Moran Foods LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%
8.601%(c)	05/08/25	564		315,736
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	07/02/25	306		303,496
4.490%(c)	07/02/25	95		93,932
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.749%(c)	10/10/25	695		598,569

				6,690,914

Healthcare-Products — 0.1%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	08/30/24	496		486,918
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
5.351%(c)	10/30/24	945		878,696
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
5.693%(c)	06/02/25	25		23,513

				1,389,127

Healthcare-Services — 0.2%
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%
6.736%(c)	11/03/24	56		52,875

A888

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Healthcare-Services (cont’d.)
CP VI Bella Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	11/14/22	496	$476,382
CVS Holdings I, LP,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%^
5.250%(c)	04/06/24	248	238,816
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	07/12/23	1,207	1,126,762
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.351%(c)	11/06/24	1,428	1,379,970
Sound Inpatient Physicians, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	07/17/25	496	488,186
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 2.000%
4.499%(c)	06/09/23	124	122,716
4.499%(c)	06/09/23	91	89,786
4.499%(c)	06/09/23	28	28,210

			4,003,703

Holding Companies-Diversified — 0.0%
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 7.000%^
9.491%(c)	05/16/25	247	246,869
9.491%(c)	05/16/25	1	1,252

			248,121

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
New Term B-4 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	05/24/24	550	544,356

Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 2.750%
5.232%(c)	12/15/24	250	240,129
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	12/15/24	765	759,982
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
8.999%(c)	12/15/24	177	179,406
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.515%(c)	04/25/25	695	670,770
5.515%(c)	04/25/25	1	1,206
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.601%(c)	05/30/25	1,128	1,087,940

			2,939,433

Internet — 0.1%
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	12/29/23	168	166,949
4.749%(c)	12/29/23	126	125,332
GoodRX, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
5.489%(c)	12/01/23	666	657,955

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Internet (cont’d.)
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.993%(c)	06/30/24	405	$391,560
5.993%(c)	06/30/24	90	86,636
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.243%(c)	05/26/25	311	306,165

			1,734,597

Investment Companies — 0.1%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
8.481%(c)	10/04/24	617	569,978
UFC Holdings LLC,
Term Loan (First Lien), 1 Month LIBOR + 3.250%
5.750%(c)	11/30/23	656	649,630
Term Loan (Second Lien), 1 Month LIBOR + 7.500%
9.999%(c)	12/20/24	212	212,531

			1,432,139

Leisure Time — 0.1%
24 Hour Fitness Worldwide, Inc.,
Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	05/26/25	210	209,535
Bombardier Recreational Products, Inc. (Canada),
Term Loan B, 1 Month LIBOR + 2.000%
4.500%(c)	08/27/25	597	582,971
Club Corp. Holdings, Inc.,
Term Loan
— %(p)	09/18/24	250	236,000
Equinox Holdings, Inc.,
Term Loan
— %(p)	03/08/24	600	594,750

			1,623,256

Lodging — 0.1%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	07/17/25	1,091	1,067,042
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
5.240%(c)	01/02/26	255	251,659
Term Loan
— %(p)	10/04/23	203	200,578
Hilton Worldwide Finance LLC,
Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.236%(c)	10/25/23	219	218,430
Las Vegas Sands LLC,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	01/30/24	49	48,177
Wyndham Hotels & Resorts, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
4.249%(c)	03/14/25	199	196,142

			1,982,028

Machinery-Construction & Mining — 0.1%
Brookfield WEC Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
6.249%(c)	04/03/24	98	98,132

A889

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Machinery-Construction & Mining (cont’d.)
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
9.249%(c)	12/31/22	305	$304,314
Vertiv Group Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.629%(c)	04/15/25	1,065	997,550

			1,399,996

Machinery-Diversified — 0.0%
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	05/02/22	37	36,808
Zodiac Pool Solutions LLC (Spain),
USD Term Loan, 1 Month LIBOR + 2.250%
4.749%(c)	06/22/23	496	487,069

			523,877

Media — 0.4%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
5.234%(c)	07/15/25	497	473,839
Term Loan
— %(p)	01/31/26	115	109,404
AMC Entertainment Holdings, Inc. (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
5.234%(c)	07/15/25	548	545,669
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
5.249%(c)	11/18/24	50	48,542
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.500%(c)	10/02/24	509	504,657
Clear Channel Communications,
Tranche D Term Loan, 1 - 3 Month LIBOR + 7.147%
9.577%(c)	04/18/24	239	169,860
Tranche E Term Loan, 1 - 3 Month LIBOR + 8.617%
10.405%(c)	01/30/20	250	177,343
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	12/31/25	1,995	1,936,000
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
4.734%(c)	04/06/24	1,125	1,098,672
Gray Television, Inc.,
Term C Loan, 1 Month LIBOR + 2.500%
4.982%(c)	01/02/26	999	986,788
Meredith Corp.,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	01/31/25	136	135,579
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
4.493%(c)	10/01/25	747	733,143
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
6.171%(c)	02/02/25	612	575,765
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	07/02/25	59	57,367
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.750%(c)	01/03/24	150	147,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
Unitymedia Finance LLC (Germany),
Facility E Loan, 1 Month LIBOR + 2.000%
4.484%(c)	03/29/21	563	$554,400
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	11/01/23	554	520,711
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.984%(c)	12/21/22	1,045	1,016,589

			9,792,225

Mining — 0.0%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.249%(c)	02/27/23	243	242,676

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan^
— %(p)	05/15/22	131	131,223
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	04/01/24	75	73,902
HLX PLY Holdings, Inc.,
Term Loan
— %(p)	12/29/23	1	1,060

			206,185

Oil & Gas — 0.2%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%^
12.871%(c)	01/31/25	595	626,238
Term Loan (11/17), 1 Month LIBOR + 4.750%
7.246%(c)	10/07/24	1,296	1,269,688
Encino Acquisition Partners Holdings LLC,
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%^
9.243%(c)	04/29/24	284	273,239
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
7.805%(c)	10/19/20	188	149,162
7.805%(c)	10/19/20	113	89,440
MEG Energy Corp. (Canada),
Initial Term Loan, 1 Month LIBOR + 3.500%
6.000%(c)	06/07/23	152	151,533
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 4.000%
6.491%(c)	08/04/23	1,524	1,319,212

			3,878,512

Packaging & Containers — 0.1%
Berry Global, Inc.,
Term Q Loan, 2 Month LIBOR + 2.000%
4.610%(c)	08/27/25	100	99,300
Term S Loan, 1 Month LIBOR + 1.750%
4.243%(c)	05/23/25	438	435,817
Term T Loan, 1 Month LIBOR + 1.750%
4.243%(c)	10/02/25	500	497,693
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
6.033%(c)	01/15/25	313	304,407

A890

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Packaging & Containers (cont’d.)
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	10/05/23	70	$69,019
5.249%(c)	10/05/23	13	13,244
Flex Acquisition Co., Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
5.558%(c)	05/24/24	429	415,436
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/21/25	622	614,297
5.249%(c)	03/21/25	230	226,731
5.249%(c)	03/21/25	140	138,421

			2,814,365

Pharmaceuticals — 0.2%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.999%(c)	12/15/24	106	98,335
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.481%(c)	02/03/24	1,417	1,405,809
Endo Luxembourg Finance Co.,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.750%(c)	10/10/25	905	888,189
NVA Holdings, Inc.,
Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%
5.249%(c)	02/28/25	1,092	1,053,545
PetVet Care Centers LLC,
First Lien First Incremental Term Loan, 1 Month LIBOR + 3.250%^
5.736%(c)	02/14/25	187	175,368

			3,621,246

Pipelines — 0.1%
GIP III Stetson I, LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
6.732%(c)	10/10/25	1,046	1,034,396
Medallion Midland Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	12/05/23	99	96,517
Oryx Southern Delaware Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	10/15/25	99	96,023
Prairie ECI Acquiror, LP,
Initial Term Loan, 3 Month LIBOR + 4.750%
7.366%(c)	03/11/26	118	117,747

			1,344,683

Real Estate — 0.1%
Brookfield Property, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
4.975%(c)	04/03/24	1,057	1,015,819
4.975%(c)	04/03/24	310	298,446
4.975%(c)	04/03/24	41	39,395
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
6.249%(c)	05/01/23	360	348,581
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
6.249%(c)	09/24/24	20	19,660

			1,721,901

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Real Estate Investment Trusts (REITs) — 0.1%
ESH Hospitality, Inc.,
Third Repriced Term Loans, 1 Month LIBOR + 2.000%
4.499%(c)	06/13/24	466	$460,876
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.491%(c)	07/02/25	1,250	1,228,750

			1,689,626

Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.749%(c)	02/16/24	551	540,526
4.749%(c)	02/16/24	444	435,743
AI Aqua Merger Sub, Inc.,
2018 Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	12/14/23	20	18,907
At Home Holding III, Inc.,
Term Loan, 3 Month LIBOR + 3.500%^
6.244%(c)	01/15/25	249	243,742
BJ’s Wholesale Club, Inc.,
2018 Other Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	08/27/25	476	473,958
Claire’s Stores, Inc.,
Term Loan^
— %(p)	09/15/38	241	361,823
— %(p)	09/25/38	94	141,692
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
6.601%(c)	02/07/25	298	291,098
IRB Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
5.739%(c)	02/05/25	232	226,139
Neiman Marcus Group Ltd.,
Other Term Loan, 1 Month LIBOR + 3.250%
5.733%(c)	10/04/23	403	373,082
Party City Holdings, Inc.,
Term Loan
— %(p)	08/19/22	154	152,392
— %(p)	08/19/22	84	83,177
— %(p)	08/19/22	54	53,619
— %(p)	08/19/22	8	7,978
— %(p)	08/19/22	8	7,882
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.490%(c)	02/14/25	170	152,587
Staples, Inc.,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
6.489%(c)	06/19/25	1,289	1,278,283

			4,842,628

Software — 0.2%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.851%(c)	08/03/26	599	585,482
Dun & Bradstreet Corp. (The),
Initial Term Loan, 1 Month LIBOR + 5.000%
7.490%(c)	02/06/26	199	197,050

A891

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Software (cont’d.)
Exela Intermediate LLC,
2018 Repriced Term Loan, 3 Month LIBOR + 6.500%
9.378%(c)	06/13/24	625	$622,460
9.378%(c)	06/13/24	3	3,171
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
6.101%(c)	12/29/23	508	488,267
6.101%(c)	12/29/23	104	99,688
6.101%(c)	12/29/23	94	90,716
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%(c)	06/13/24	48	48,313
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%(c)	05/02/25	455	454,017
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	05/30/25	64	63,348
5.749%(c)	05/30/25	28	27,149
Infor US, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	02/01/22	821	816,129
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
6.370%(c)	08/19/22	157	152,943
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
6.994%(c)	05/02/22	176	173,008
6.994%(c)	05/02/22	166	163,231
6.994%(c)	05/02/22	72	70,971
6.994%(c)	05/02/22	44	43,252
6.994%(c)	05/02/22	41	40,808
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
5.738%(c)	05/16/25	1,111	1,037,769
5.738%(c)	05/16/25	3	2,352
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	04/26/24	494	487,578
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.249%(c)	03/03/23	55	54,379

			5,722,081

Telecommunications — 0.6%
Avaya, Inc.,
Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%
6.772%(c)	06/01/24	432	429,830
6.772%(c)	06/01/24	261	259,913
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.249%(c)	06/07/23	1,883	1,840,340
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.749%(c)	02/28/25	1,331	1,317,378
Commscope, Inc.,
Term Loan
— %(p)	02/06/26	372	371,804

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications (cont’d.)
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
5.500%(c)	07/30/19	32	$30,839
Dawn Acquisitions LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%^
6.351%(c)	12/31/25	316	298,160
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%
5.250%(c)	08/25/23	347	326,656
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.499%(c)	06/30/23	214	210,305
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
6.240%(c)	11/27/23	1,495	1,463,231
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.736%(c)	12/03/25	1,695	1,672,904
Maxar Technologies Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
5.250%(c)	12/31/23	600	465,783
Plantronics, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%^
4.999%(c)	07/02/25	565	554,889
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.999%(c)	02/06/23	476	465,455
Term Loan
— %(p)	11/01/24	48	46,960
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
5.000%(c)	03/09/23	1,351	1,306,973
Telenet Financing LLC (Belgium),
Term Loan AN Facility, 1 Month LIBOR + 2.250%
4.734%(c)	08/18/24	1,115	1,090,841
Windstream Services LLC,
Term Loan
— %(p)	03/29/21	360	360,564

			12,512,825

Transportation — 0.0%
Hanjin International Corp. (South Korea),
Initial Term Loans, 1 Month LIBOR + 2.500%^
4.982%(c)	10/19/20	270	267,300
Sirva Worldwide, Inc.,
Second Lien Term Loan, 3 Month LIBOR + 9.500%^
12.158%(c)	06/27/25	17	14,583
12.158%(c)	06/27/25	17	14,209
12.158%(c)	06/27/25	17	14,209
United Road Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%^
7.749%(c)	07/17/25	19	18,814
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
4.499%(c)	11/17/25	350	343,164

			672,279

A892

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Trucking & Leasing — 0.0%
Avolon TLB Borrower LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.488%(c)	02/08/20	890	$882,303

TOTAL BANK LOANS (cost $107,028,216)			104,278,623

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class F, 144A
5.490%(cc)	06/10/49	827	841,412
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	1,016,302
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	383,979
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.534%(c)	06/15/35	3,850	3,829,816
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.805%(c)	03/15/37	2,500	2,493,705
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.614%(cc)	07/10/38	459	461,521
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,649,881
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%, 144A
3.314%(c)	06/15/33	2,000	1,967,427
Fannie Mae-Aces,
Series 2016-M4, Class X2, IO
2.601%(cc)	01/25/39	8,149	719,240
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,590,494
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.302%(cc)	07/25/23	37,121	448,902
Series K068, Class X3, IO
2.059%(cc)	10/25/44	11,390	1,636,683
Series K086, Class X1, IO
0.243%(cc)	11/25/28	27,579	627,866
Series K088, Class X3, IO
2.424%(cc)	02/25/47	8,040	1,492,103
Series K723, Class X3, IO
1.918%(cc)	10/25/34	5,000	386,564
Series K729, Class X3, IO
1.969%(cc)	11/25/44	10,120	983,760
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.591%(cc)	04/25/48	1,810	1,762,733
Series 2017-KF29, Class B, 1 Month LIBOR + 3.550%, 144A
6.040%(c)	02/25/24	1,681	1,731,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-KF42, Class B, 1 Month LIBOR + 2.200%, 144A
4.690%(c)	12/25/24	1,670	$1,679,472
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.410%(cc)	03/16/49	5,554	70,333
Series 2014-186, Class IO, IO
0.756%(cc)	08/16/54	11,893	553,508
Series 2017-148, Class IO, IO
0.657%(cc)	07/16/59	2,814	160,837
Series 2017-86, Class IO, IO
0.773%(cc)	05/16/59	2,346	155,405
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.391%(cc)	08/10/44	905	877,653
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,005,799
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-2A, Class 1A3, 1 Month LIBOR + 0.270%, 144A
2.756%(c)	06/25/37	83	82,062
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.401%(cc)	02/12/44	504	1,260
Series 2007-T27, Class B, 144A
5.947%(cc)	06/11/42	2,309	2,445,007
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.784%(c)	02/15/35	2,000	1,989,490
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.384%(c)	02/15/35	2,000	1,983,460
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.544%(cc)	05/10/45	1,019	1,014,013
Series 2012-C1, Class XA, IO, 144A
2.065%(cc)	05/10/45	3,910	196,284
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	647	661,544
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(cc)	06/25/45	125	129,300
Series 2015-1, Class M5, 144A
8.063%(cc)	06/25/45	100	105,437
Series 2016-1, Class M5, 144A
8.747%(cc)	04/25/46	43	47,219
Series 2016-1, Class M7, 144A
8.747%(cc)	04/25/46	67	71,449
Series 2016-2, Class AFX
2.997%(cc)	10/25/46	97	96,390
Series 2017-1, Class AFL, 1 Month LIBOR + 1.250%, 144A
3.736%(c)	05/25/47	124	124,653
Series 2017-1, Class M3, 144A
5.350%(cc)	05/25/47	100	101,010

A893

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-2, Class M4, 144A
5.000%(cc)	11/25/47		82	$81,809
Series 2018-2, Class A, 144A
4.050%(cc)	10/26/48		1,374	1,396,518
Series 2018-2, Class M2, 144A
4.510%(cc)	10/26/48		98	100,539
Series 2018-2, Class M3, 144A
4.720%(cc)	10/26/48		98	100,677
Series 2018-2, Class M4, 144A
5.320%(cc)	10/26/48		98	100,534
Series 2019-1, Class A, 144A
3.760%(cc)	03/25/49		4,924	4,948,689
Series 2019-1, Class M1, 144A
3.940%(cc)	03/25/49		2,025	2,036,814
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,055,901
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.266%(cc)	03/15/45		1,125	1,093,375

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $49,464,253)				49,490,393

CONVERTIBLE BONDS — 4.7%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21	EUR	1,100	1,380,717
0.000%(ss)	07/01/22	EUR	1,500	2,116,752
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	743,737
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	06/21/23	EUR	688	1,180,903

				5,422,109

Airlines — 0.1%
ANA Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/16/22	JPY	140,000	1,276,775
0.000%(ss)	09/19/24	JPY	30,000	276,750

				1,553,525

Apparel — 0.2%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23(a)	EUR	2,200	2,640,365
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		566	2,210,819

				4,851,184

Banks — 0.1%
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		2,093	2,009,280

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Beverages — 0.1%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	1,100	$1,712,534

Biotechnology — 0.2%
Exact Sciences Corp.,
Sr. Unsec’d. Notes
1.000%	01/15/25		745	1,016,926
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		450	550,603
0.500%	06/15/21(a)		755	1,020,705
Sr. Unsec’d. Notes, 144A
0.000%(ss)	08/15/23(a)		816	868,281

				3,456,515

Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	1,020	1,067,889
Sub. Notes
3.750%	01/30/22	CHF	400	431,032

				1,498,921

Chemicals — 0.0%
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19	JPY	50,000	449,466
0.000%(ss)	08/31/21	JPY	30,000	287,679

				737,145

Coal — 0.0%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21	EUR	900	1,018,565

Commercial Services — 0.3%
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23	HKD	11,000	1,424,239
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		1,600	1,543,750
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.181%	08/09/21		2,618	2,636,250
Square, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	05/15/23		737	887,921

				6,492,160

Diversified Financial Services — 0.2%
SBI Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/13/23	JPY	160,000	1,520,179
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20	GBP	1,200	2,427,230

				3,947,409

A894

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Electronics — 0.1%
Fortive Corp.,
Gtd. Notes, 144A
0.875%	02/15/22		778	$817,722
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	06/15/25		1,365	1,270,036
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.173%	06/26/19		700	746,421

				2,834,179

Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		1,250	1,409,364
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21(a)		915	841,890

				2,251,254

Entertainment — 0.1%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23(a)		2,282	2,633,702

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20	JPY	20,000	181,613

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21		650	722,907
QIAGEN NV,
Sr. Unsec’d. Notes
1.000%	11/13/24		800	870,600

				1,593,507

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		144	571,422
Fresenius SE & Co. KGaA (Germany),
Gtd. Notes
0.000%(ss)	09/24/19	EUR	700	836,223

				1,407,645

Home Furnishings — 0.2%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22	HKD	16,000	2,072,890
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	203,000	2,142,944

				4,215,834

Internet — 0.6%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20		1,767	2,388,443

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Internet (cont’d.)
0.900%	09/15/21(a)		1,973	$2,177,797
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		620	630,463
1.250%	09/15/22		961	974,916
1.990%	07/01/25		656	741,295
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22		532	780,866
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47		952	927,357
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	07/01/23		1,673	1,852,411
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/15/24		950	879,112
Weibo Corp. (China),
Sr. Unsec’d. Notes, 144A
1.250%	11/15/22		734	679,390
Zendesk, Inc.,
Sr. Unsec’d. Notes
0.250%	03/15/23		377	549,598

				12,581,648

Investment Companies — 0.2%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,400	1,515,477
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23	EUR	1,400	2,086,981

				3,602,458

Iron/Steel — 0.0%
Abigrove Ltd. (Russia),
Gtd. Notes
0.000%(ss)	02/16/22		400	433,800

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		1,681	1,386,608
3.375%	08/15/26		1,131	960,785
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	12,189
4.000%	11/15/29		24	16,440
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		1,281	1,472,771
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		1,014	1,136,593

				4,985,386

Mining — 0.0%
Glencore Funding LLC (Switzerland),
Gtd. Notes, MTN
0.395%	03/27/25		1,200	1,090,944

A895

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		1,250	$1,309,151
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19		750	770,378

				2,079,529

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23	GBP	500	851,546
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26		70	64,862
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24(a)		1,149	886,234
Nabors Industries, Inc.,
Gtd. Notes
0.750%	01/15/24		1,318	937,555
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22		1,600	1,688,320
Transocean, Inc.,
Gtd. Notes
0.500%	01/30/23(a)		723	808,050

				5,236,567

Oil & Gas Services — 0.0%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	1,000	1,178,348

Pharmaceuticals — 0.1%
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	06/15/20	EUR	500	558,514
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19	EUR	1,100	878,559

				1,437,073

Real Estate — 0.2%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20	SGD	750	548,887
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
2.485%	01/05/23		1,200	1,315,500
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24	EUR	2,100	2,587,721

				4,452,108

Retail — 0.0%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	7,000	873,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Semiconductors — 0.5%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26	447	$1,459,325
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27	3,532	3,877,430
NXP Semiconductors NV (Netherlands),
Sr. Unsec’d. Notes
1.000%	12/01/19	1,388	1,421,365
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	1,219	1,500,412
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22	500	527,950
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22	826	896,487
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22	1,800	1,865,916

			11,548,885

Software — 0.3%
Momo, Inc. (China),
Sr. Unsec’d. Notes, 144A
1.250%	07/01/25	1,039	1,000,791
New Relic, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	05/01/23	987	1,106,805
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22	548	1,015,166
Splunk, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/23	1,175	1,269,245
Twilio, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/23	597	1,137,324
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22	814	1,149,267

			6,678,598

Transportation — 0.1%
Golar LNG Ltd. (Bermuda),
Sr. Unsec’d. Notes
2.750%	02/15/22	1,403	1,338,635

TOTAL CONVERTIBLE BONDS (cost $102,387,302)			105,334,103

CORPORATE BONDS — 12.8%
Advertising — 0.0%
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	03/01/27	25	25,156
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	22	22,303

A896

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
5.375%	01/15/24	15	$15,375
5.750%	02/01/26	220	229,900
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	15	15,149
5.875%	03/15/25	115	117,875

			425,758

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.900%	02/01/27	531	551,406
5.950%	02/01/37	45	44,213
6.750%	01/15/28	140	144,899
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22(a)	290	292,538
6.125%	01/15/23	317	321,359
7.500%	12/01/24	226	234,758
7.500%	03/15/25(a)	289	297,309
7.875%	04/15/27	234	241,383
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	200	214,644
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
4.800%	12/15/43	200	210,960
TransDigm, Inc.,
Gtd. Notes
6.500%	05/15/25	233	236,519
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	281	292,662
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	115	112,125
5.250%	06/01/22	155	148,800
7.750%	08/15/25	80	76,400
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	400	415,433
4.500%	06/01/42	171	176,748
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.333%(c)	08/16/21	140	140,084

			4,152,240

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
3.283%(c)	08/14/20	30	29,936
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	252,362
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	170	176,374
7.000%	08/04/41	150	167,093

			625,765

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines — 0.2%
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	322	$313,136
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	390	378,699
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	120	122,298
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	278	287,633
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	182	179,264
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	270	264,561
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	360	361,673
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	395	401,214
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	130	136,679
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	401	409,697
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	37	38,047
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	470	514,391
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	14	14,171
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	23	22,582
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	121	123,045
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	200	201,663
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	331	317,708
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22	20	20,056
5.000%	02/01/24	116	117,125
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	490	511,057

A897

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	8	$7,927

			4,742,626

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	305	300,913
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	202	208,818

			509,731

Auto Manufacturers — 0.3%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	170	169,575
BMW US Capital LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.500%, 144A
3.188%(c)	08/13/21	470	469,009
Daimler Finance North America LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.550%, 144A
3.288%(c)	05/04/21	1,000	998,438
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23	70	72,188
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.687%	06/09/25	400	382,067
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
3.387%(c)	06/12/20	200	198,376
3.605%(c)	04/05/21	400	390,538
3.677%(c)	10/12/21	500	484,432
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	300	313,849
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.501%(c)	09/10/21	400	396,732
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	350	348,035
Gtd. Notes, 3 Month LIBOR + 0.850%
3.647%(c)	04/09/21	400	396,932
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.838%(c)	11/06/21	170	168,774
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.500%, 144A
3.141%(c)	05/21/20	59	59,007
Gtd. Notes, MTN, 3 Month LIBOR + 0.940%, 144A
3.555%(c)	03/02/21	100	99,983
Hyundai Capital America,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%), 144A
3.744%(c)	07/08/21	480	479,905
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27	200	158,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	190	$190,538
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%, 144A
3.243%(c)	09/21/21	290	287,134
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.770%, 144A
3.458%(c)	11/13/20	250	250,734
3.638%(c)	11/12/21	350	350,605
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	160	149,200

			6,814,051

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	325	238,063
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	731	711,811
6.250%	03/15/26	282	272,128
6.500%	04/01/27(a)	262	253,564
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	305	267,790
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	440	448,800
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23	155	158,875
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25(a)	390	343,395
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27(a)	383	349,966
5.000%	05/31/26	40	38,140
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	250	248,125
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	240	192,000
5.375%	12/15/24	20	18,000

			3,540,657

Banks — 1.8%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%, 144A
3.209%(c)	08/27/21	230	230,242
Sub. Notes, 144A
4.750%	07/28/25	450	467,482
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.600%	09/23/19	500	499,679

A898

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.875%	01/25/22	200	$199,323
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%, 144A
3.143%(c)	05/17/21	250	250,349
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21	160	165,544
Bank of America Corp.,
Jr. Sub. Notes
6.100%(ff)	— (rr)	150	158,717
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	382	373,538
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23	2,000	1,993,882
3.248%	10/21/27	1,000	979,045
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
3.252%(c)	06/25/22	900	900,207
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
3.180%(c)	03/26/22	460	459,976
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	200	203,163
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	09/19/22	400	396,446
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	350	349,583
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
4.114%(c)	02/15/23	260	258,446
4.807%(c)	08/10/21	700	713,374
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	200	202,213
Sub. Notes
5.200%	05/12/26	345	351,922
BPCE SA (France),
Sub. Notes, MTN, 144A
4.625%	07/11/24	250	253,820
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	50	51,875
5.250%	03/07/25	127	135,134
Sub. Notes
6.125%	03/09/28	42	46,725
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
3.213%(c)	02/19/22	250	250,315
Citigroup, Inc.,
Jr. Sub. Notes
6.250%(ff)	— (rr)	155	163,138
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28	750	736,894
3.887%(ff)	01/10/28	350	355,420
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.190%
3.928%(c)	08/02/21	540	547,658
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25	500	512,936

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	1,000	$1,044,583
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
3.433%(c)	10/03/21	220	220,230
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	700	690,207
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	300	302,271
3.800%	06/09/23	800	812,461
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21	335	336,504
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.767%(c)	07/13/20	490	488,319
3.954%(c)	08/20/20	390	388,422
4.028%(c)	02/04/21	150	148,751
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21	115	113,571
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	139,288
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	760	748,275
2.908%(ff)	06/05/23	200	197,689
3.272%(ff)	09/29/25	1,000	987,153
3.500%	01/23/25	1,200	1,197,224
3.750%	02/25/26	350	351,183
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.875%(c)	04/26/22	920	924,927
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23	101	99,872
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	198,204
4.041%(ff)	03/13/28	700	705,351
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.247%(c)	09/11/21	470	469,594
3.283%(c)	05/18/21	320	319,828
4.295%(c)	01/05/22	400	409,265
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	274,261
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.750%
3.391%(c)	02/21/20	200	200,165
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
3.229%(c)	05/07/21	310	309,336
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	700	708,157

A899

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.120%, 144A
3.872%(c)	07/29/20	60	$60,659
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%(ff)	11/28/23	250	247,651
6.000%	01/14/20	500	511,316
6.250%	01/14/21	282	297,251
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.307%(c)	03/07/22	230	230,352
3.415%(c)	07/26/21	460	460,809
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
3.748%(c)	09/13/21	750	758,483
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.941%(c)	01/20/22	430	434,234
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	2,000	1,984,881
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.691%(c)	07/22/22	220	221,158
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	208,296
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	301,347
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
3.213%(c)	09/20/21	250	250,628
3.448%(c)	11/04/21	300	301,803
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22	237	242,616
4.875%	05/13/21	550	564,283
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32	200	195,965
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	339,242
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/14/23	225	231,283
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	304,268
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(ff)	— (a)(rr)	250	266,250
Sub. Notes
6.000%	12/19/23	30	32,024
6.125%	12/15/22	115	122,337
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	219,555
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
3.246%(c)	06/01/21	500	499,664

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.344%(c)	11/15/21	200	$199,920
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%, 144A
3.911%(c)	01/20/23	200	198,606
Sub. Notes, 144A
5.200%	01/26/24	350	368,921
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20	500	498,721
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.897%(c)	07/14/21	70	70,816
3.901%(c)	10/19/21	360	364,308
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	348,877
Synchrony Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.625%
3.226%(c)	03/30/20	500	500,730
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.253%	03/23/28	200	207,987
Gtd. Notes, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%), 144A
3.871%(c)	05/23/23	200	201,300
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	900	901,193
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.930%
3.627%(c)	02/11/22	240	241,759
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	302,351
Sub. Notes
5.375%	11/02/43	185	208,009
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.272%(c)	07/23/21	580	580,863

			39,472,853

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	219,248
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	154,735
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26	250	249,129
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.430%	06/15/27	545	526,991

			1,150,103

Biotechnology — 0.0%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24	189	177,660

A900

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	600	$588,854

			766,514

Building Materials — 0.2%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	255	249,263
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	705	729,675
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
4.750%	01/15/25	200	197,000
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	255	242,250
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.000%	03/30/20	150	153,122
5.700%	03/01/41	150	168,999
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	350	335,164
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	210	238,899
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	255	260,100
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	202	209,575
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	550	525,250
6.000%	10/15/25	25	26,177
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	170	163,625
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	38	38,475

			3,537,574

Chemicals — 0.3%
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	103,327
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	185,231
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	309	325,223
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	574	601,265

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	200	$195,563
DowDuPont, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
3.394%(c)	11/15/20	230	231,592
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	205	208,588
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24(a)	970	967,575
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26	75	73,337
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	50	52,503
5.000%	09/26/48	100	104,974
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	300	322,537
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes
4.875%	06/01/24	70	68,775
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	161	157,780
5.250%	06/01/27	330	323,813
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	424,682
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	260	230,100
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	150	151,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	419	397,003
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	144	133,200
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	137	130,753
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096	130	160,171
Valvoline, Inc.,
Gtd. Notes
5.500%	07/15/24	75	76,313
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	185	161,875

			5,787,305

A901

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	32	$32,240
6.375%	03/31/25	35	34,090

			66,330

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	215	202,098
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	265	244,132
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27	400	385,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	302	289,919
6.375%	04/01/24	835	848,569
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	81	78,165
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20	7	7,220
6.700%	06/01/34	110	136,573
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	108,207
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	821	779,950
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	150	151,605
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	35	36,750
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	47	48,939
7.750%	06/01/24(a)	387	410,704
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(a)	425	401,625
7.375%	01/15/21	109	108,864
Gtd. Notes, 144A
5.500%	10/15/24(a)	739	619,836
Sec’d. Notes, 144A
7.625%	06/01/22(a)	376	384,836
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	79	75,939
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	92	91,885
Gtd. Notes, 144A
5.000%	04/15/22	505	498,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23(a)	308	$323,400
Sr. Sec’d. Notes, 144A
5.250%	04/15/24	70	70,000
5.750%	04/15/26	72	72,015
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	39	38,269
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	188	190,585
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	155	178,250
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25	120	116,550
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	332	270,165
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	335	330,813
4.875%	01/15/28	120	116,724
5.500%	05/15/27	570	575,700
5.750%	11/15/24	318	326,745
5.875%	09/15/26	80	82,700
6.500%	12/15/26	284	298,910
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	73	72,818

			8,974,147

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22	460	457,006
2.750%	01/13/25	300	298,774
2.850%	05/11/24	230	230,686
3.000%	02/09/24	310	314,224
3.850%	05/04/43	800	808,024
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	228	221,159
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	61	60,848
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	35	35,656
7.125%	06/15/24	125	132,544
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	585	629,197
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	272	242,080
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	266	270,855

A902

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21	441	$443,205
6.875%	04/15/25	70	73,063
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	65	58,611
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.515%(c)	10/05/21	230	229,127
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	163	155,665

			4,660,724

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	200	195,500
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25	22	8,800
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	136	70,380

			274,680

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	115	113,563
7.000%	06/15/23	60	59,400
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	155	154,613
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	150	159,904

			487,480

Diversified Financial Services — 0.5%
AIG Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.460%, 144A
3.062%(c)	06/25/21	130	130,028
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25	350	336,997
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	139	140,564
Gtd. Notes, MTN, 144A
5.875%	11/01/21	100	102,249
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	125	155,156
Sr. Unsec’d. Notes
4.125%	02/13/22	190	191,663
4.625%	05/19/22	240	244,798
4.625%	03/30/25(a)	531	538,964

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.125%	09/30/24	164	$172,405
Sub. Notes
5.750%	11/20/25(a)	425	452,672
American Express Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
3.208%(c)	05/17/21	340	340,913
3.333%(c)	11/05/21	310	311,078
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	400	406,140
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	329	324,064
Credit Acceptance Corp.,
Gtd. Notes, 144A
6.625%	03/15/26	78	79,295
Curo Group Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.250%	09/01/25(a)	117	100,328
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,651	1,630,544
3.373%	11/15/25	200	194,066
4.418%	11/15/35	700	647,141
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65	560	442,400
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	675	727,733
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	524	541,626
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	82	83,230
5.250%	10/01/25	29	27,840
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24	37	38,758
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	123	124,574
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	125	128,750
9.125%	07/15/26	198	200,970
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	70,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	108	101,115
5.750%	05/01/25	185	185,648
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23	82	83,128
6.125%	03/15/24	35	35,787
6.875%	03/15/25	40	41,250

A903

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
7.125%	03/15/26	178	$181,225
7.750%	10/01/21	215	231,663
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
3.166%(c)	11/01/21	120	119,999
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26	39	42,120
Vantiv LLC/Vantiv Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25	200	205,876

			10,112,757

Electric — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/25	185	191,938
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	132,335
5.600%	03/15/33	120	140,810
5.875%	12/01/22	160	175,681
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	154,861
5.800%	10/01/35	103	118,792
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	107	120,255
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	290	288,549
Sr. Unsec’d. Notes
5.375%	01/15/23	135	135,169
Clearway Energy Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)	65	64,838
Gtd. Notes, 144A
5.750%	10/15/25	40	40,149
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	219,180
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	08/01/33	240	269,327
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	103,512
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	200	195,469
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	300	294,891
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	280,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	$104,566
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	204,211
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	135	136,861
4.250%	06/15/22	135	140,038
5.750%	10/01/41	450	469,031
6.250%	10/01/39	200	221,961
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	210,145
5.625%	04/01/34	150	182,041
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	225	214,863
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	691,540
8.400%	01/15/22	120	137,921
9.400%	02/01/21	130	145,570
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	118,530
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	135,334
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	206	228,383
Kansas City Power & Light Co.,
Sr. Sec’d. Notes
5.300%	10/01/41	300	350,376
Mississippi Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.259%(c)	03/27/20	40	39,985
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	350	402,103
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	199,584
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
3.179%(c)	08/28/21	400	399,075
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	51	50,618
4.500%	09/15/27	51	49,725
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	240	258,300
7.250%	05/15/26	260	286,049
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	108,759
7.000%	10/30/31	150	194,743

A904

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	$135,413
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
3.061%(c)	03/15/21	440	435,916
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	285	250,800
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	72	70,200
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
5.000%	12/30/19^	160	400
11.500%	12/31/99	150	600
Notes, 144A^
5.000%	10/10/99	428	1,285
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	205	209,613
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	110	114,400

			9,825,616

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	230	227,626
7.750%	01/15/27	220	234,300
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	65	65,813

			527,739

Electronics — 0.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	534	515,043
Sensata Technologies BV,
Gtd. Notes, 144A
5.625%	11/01/24	125	133,125
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
3.049%(c)	06/05/20	120	119,930

			768,098

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	66	65,207
5.000%	01/31/28	110	106,150
6.625%	06/15/25	5	5,238

			176,595

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	180	173,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	200	$201,000
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	708	651,360
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)	175	174,367

			1,200,652

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	628	587,053
5.875%	11/15/26(a)	67	60,468
6.125%	05/15/27	94	84,953
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	143	153,009
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	64	65,679
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	103,331
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	76	77,277
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	332	343,205
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	164	166,050
6.000%	09/15/26	136	138,040
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	190	201,400
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	386	391,790
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	317	330,869
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	545	566,800
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	205	206,281
5.625%	03/15/26	25	25,813
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	252	264,815
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	252	246,960

A905

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	160	$158,099
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	212	221,010
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	112	114,940
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	50	50,625
5.625%	04/15/22	121	122,210

			4,680,677

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	86	87,505

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	230	229,052

Foods — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
7.500%	03/15/26	145	149,169
Albertson’s Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	213	202,084
6.625%	06/15/24	734	741,338
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	170	162,988
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
3.115%(c)	03/16/20	260	259,391
3.241%(c)	03/15/21	430	426,990
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	50	52,478
5.300%	11/01/38	185	187,266
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.511%(c)	10/22/20	30	29,964
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	22	14,359
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	172	152,220
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.319%(c)	04/16/21	440	439,177
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	170	174,250
5.875%	07/15/24	330	339,075
6.750%	02/15/28	208	215,280
7.250%	06/01/21	258	259,806

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	400	$394,204
Gtd. Notes, 3 Month LIBOR + 0.570%
3.267%(c)	02/10/21	180	179,541
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	52	46,020
7.750%	06/15/26	11	10,009
8.000%	05/01/31	262	236,127
8.700%	05/01/30	104	95,678
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	126	102,059
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	243	245,430
5.875%	09/30/27(a)	98	98,735
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	225	218,813
5.500%	03/01/25	170	171,913
5.750%	03/01/27	200	200,750
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	192	199,200
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	100	103,480

			6,107,794

Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	131	124,449
Gtd. Notes, 144A
5.375%	02/01/25	76	70,679

			195,128

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	82	81,693
5.625%	05/20/24	40	40,649
5.750%	05/20/27	67	66,163
5.875%	08/20/26	215	214,731
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	105,523
NiSource, Inc.,
Sr. Unsec’d. Notes
5.800%	02/01/42	314	361,545

			870,304

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	120	124,949
6.375%	02/15/26	23	24,481

			149,430

A906

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	260	$269,749
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	50	50,735
5.750%	09/01/23	384	396,000
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	175	174,090
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	179	183,246
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	39	30,420
5.625%	10/15/23	387	321,210
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	200	206,238
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	70	71,313
5.250%	06/15/24	40	40,925

			1,743,926

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	161	162,006
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37	100	120,913
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23(a)	305	256,198
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	141	145,469
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	106	104,939
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	158	161,159
6.125%	02/15/24	119	124,688
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26(a)	42	43,838
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24	226	168,438
Sr. Sec’d. Notes
5.125%	08/01/21(a)	146	143,533
6.250%	03/31/23	245	230,520
Sr. Sec’d. Notes, 144A
8.000%	03/15/26	158	151,679
8.625%	01/15/24	323	323,404

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	566	$542,370
5.125%	07/15/24	363	358,463
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24	527	533,588
5.750%	09/15/25	10	10,163
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26(a)	455	405,519
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	60	63,051
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,135	2,263,100
5.625%	09/01/28	14	14,805
5.875%	05/01/23	493	525,661
5.875%	02/15/26	2,032	2,194,560
5.875%	02/01/29	47	50,640
7.500%	02/15/22	250	275,700
Sr. Sec’d. Notes
5.250%	06/15/26	220	235,723
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	379	378,053
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22	155	152,908
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)	211	212,066
Sec’d. Notes, 144A
6.250%	02/01/27	405	420,410
Sr. Sec’d. Notes
4.375%	10/01/21	137	139,384
4.500%	04/01/21	176	178,640
4.625%	07/15/24	493	493,764
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,265	1,302,950
8.125%	04/01/22	307	330,286
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	100	112,102
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	161	166,635
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	85	82,663

			13,579,988

Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	200,985

A907

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	55	$55,825
4.750%	11/29/27(a)	130	130,061
5.250%	06/01/26	25	25,719
5.875%	11/15/24	114	120,983
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	12/15/23	76	77,520
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	90	81,000
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	75	75,469

			566,577

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	375	375,233
5.625%	10/15/23(a)	535	544,363

			919,596

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	270	264,599
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	285	261,488
6.125%	11/15/23	265	276,594
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	87	74,820
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	60	61,050
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	300	295,294
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	394	396,955
6.125%	12/15/24	190	191,900
6.625%	11/15/22	54	55,242

			1,877,942

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	525	517,125
6.000%	10/15/23	200	207,500

			724,625

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%, 144A
3.153%(c)	09/20/21	230	229,573

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	$244,073
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	250	241,232
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	300	300,202
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	25	24,938
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	483,730
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	176,267
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	285,121
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	134,549
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	85	85,319
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41	65	79,234
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	50	57,250
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	243,852
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	350	340,240
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	302,123
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	76,618
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	132	130,980
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19	200	199,981
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	124	125,102
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	767	790,277
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	250	255,557

A908

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	300	$267,661
Protective Life Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.520%, 144A
3.117%(c)	06/28/21	180	180,271
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	145	142,825
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	167,644
Torchmark Corp.,
Sr. Unsec’d. Notes
4.550%	09/15/28	150	158,359
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	244,397

			5,967,375

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	400	465,683
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	357,875
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	415	410,850
5.750%	03/01/24	5	5,354
5.875%	02/15/25	31	33,500
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28	241	254,556
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	153	153,229
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	405	410,063
6.375%	05/15/25(a)	500	502,500
Gtd. Notes, 144A
5.750%	01/15/27	136	135,701

			2,729,311

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	110	91,299
7.000%	03/15/27(a)	101	84,618
Sr. Sec’d. Notes
7.500%	07/15/23	79	80,999
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	43	44,075
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.250%	02/25/22(a)	245	264,355

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	70	$73,171
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25	50	47,875
Sr. Sec’d. Notes, 144A
4.875%	01/15/24	65	64,188
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	45	45,113
5.375%	07/15/27	60	57,750
Nucor Corp.,
Sr. Unsec’d. Notes
6.400%	12/01/37	100	125,683
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25	145	141,738
5.250%	04/15/23	25	25,406
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	100	93,250
6.875%	08/15/25	46	44,735

			1,284,255

Leisure Time — 0.1%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	116	105,967
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	368	377,171
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/25	23	23,345
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	432	401,760
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	61	59,323

			967,566

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	159	162,975
6.375%	04/01/26	326	337,409
6.875%	05/15/23	66	68,558
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	25	24,953
Gtd. Notes, 144A
5.125%	05/01/26	285	289,785
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	230	238,625

A909

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	265	$267,650
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	50	53,625
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	436	449,080
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.226%(c)	12/01/20	230	230,313
3.245%(c)	03/08/21	70	70,175
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26	297	311,167
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	1,540	1,497,650
5.750%	06/15/25(a)	156	161,460
6.000%	03/15/23	330	348,150
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	73	71,540
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22	6	6,005
5.400%	04/01/24	50	50,750
5.750%	04/01/27	29	28,765
6.350%	10/01/25	27	28,215
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	430	424,625

			5,121,475

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	45	45,675
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	235	233,825
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24(a)	612	608,940

			888,440

Machinery-Diversified — 0.0%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	60	62,025
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	200	199,350
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	315	316,575
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	54	55,620

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	90	$90,675

			724,245

Media — 1.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23(a)	430	439,675
7.500%	05/15/26	400	394,798
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22(a)	815	814,998
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	59	58,558
5.000%	04/01/24	195	195,956
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	93	97,185
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	100	99,473
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	230	228,849
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	37	37,648
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	69	68,044
5.125%	05/01/27	1,210	1,217,562
5.375%	05/01/25	140	144,549
5.500%	05/01/26	299	308,718
5.750%	02/15/26	2,025	2,118,656
5.875%	04/01/24	1,240	1,295,936
5.875%	05/01/27	75	77,835
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	350	369,312
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,514	2,567,422
6.500%	11/15/22	207	211,917
Gtd. Notes, 144A
9.250%	02/15/24	953	1,010,179
Comcast Corp.,
Gtd. Notes
3.600%	03/01/24	160	164,697
4.049%	11/01/52	267	260,142
4.200%	08/15/34	700	728,373
4.250%	01/15/33	200	211,091
Gtd. Notes, 3 Month LIBOR + 0.440%
3.032%(c)	10/01/21	110	110,111
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	400	411,119
5.500%	04/15/27	200	204,229

A910

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
6.500%	02/01/29	425	$452,625
6.625%	10/15/25(a)	905	959,300
Sr. Unsec’d. Notes
5.250%	06/01/24	193	195,895
6.750%	11/15/21	37	39,544
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	485	559,933
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	200	219,478
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	193	173,700
5.875%	07/15/22	87	84,199
5.875%	11/15/24(a)	2,455	2,062,200
6.750%	06/01/21(a)	481	495,911
7.750%	07/01/26(a)	567	493,290
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	112	113,982
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27	63	66,938
iHeartCommunications, Inc.,
Sr. Sec’d. Notes(d)
9.000%	12/15/19	500	354,999
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	125	131,250
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22	83	85,179
Gtd. Notes, 144A
5.625%	08/01/24(a)	235	238,525
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	284	296,070
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	40	40,000
6.125%	10/01/22(a)	250	254,375
Gtd. Notes, 144A
5.625%	08/01/24(a)	585	590,119
5.875%	03/15/26	8	8,060
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	68	68,765
5.000%	08/01/27	100	100,060
5.375%	04/15/25(a)	460	472,075
5.375%	07/15/26	335	342,219
6.000%	07/15/24	740	766,826
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	187,416
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	431	445,008
Gtd. Notes, 144A
5.500%	09/15/24	35	35,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	$304,685
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	377	491,537
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	215	223,149
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	45	42,609
5.125%	02/15/25	32	29,800
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	673	683,095
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	199	193,030
6.250%(ff)	02/28/57	85	85,213
Sr. Unsec’d. Notes
3.875%	04/01/24	395	402,201
6.875%	04/30/36	100	117,336
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	178	181,560
5.375%	06/15/24	482	503,088
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	226,406
5.500%	08/15/26	630	641,025
Walt Disney Co. (The),
Gtd. Notes, 144A
7.430%	10/01/26	100	126,282
7.625%	11/30/28	100	133,916
7.700%	10/30/25	100	124,932
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	140	138,250

			28,828,437

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	40,275
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	195	194,269
6.250%	08/15/24	405	414,113
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	165	162,525
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	94	99,875

			911,057

A911

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	616	$651,418
7.000%	09/30/26	200	215,623
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	280	331,358
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42	100	104,958
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24	34	32,725
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24	250	249,375
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22	34	34,000
5.125%	05/15/24	71	71,178
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	273	269,929
3.875%	03/15/23	885	872,265
4.000%	11/14/21	130	130,650
4.550%	11/14/24	180	177,300
5.400%	11/14/34	9	8,190
5.450%	03/15/43	171	149,627
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24	200	206,312
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	263	263,000
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	50	51,750
7.625%	01/15/25	35	35,919
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	30	30,825
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22	35	30,800
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32	100	108,877

			4,026,079

Miscellaneous Manufacturing — 0.1%
EnPro Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/26	150	151,125
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24(a)	102	94,860
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	304	305,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	530	$535,047
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	222,818
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	200	233,566
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	67	65,493

			1,608,098

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	635,542

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	65	66,381
5.000%	09/01/25	245	251,125
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes
4.625%	03/15/24	9	8,348
4.950%	04/01/23	81	77,153
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23	117	114,007

			517,014

Oil & Gas — 0.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.875%	03/31/25	150	156,938
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	199,707
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	133	133,705
5.625%	06/01/23(a)	364	369,005
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	22	21,725
5.625%	06/01/24	33	30,649
BP Capital Markets America, Inc.,
Gtd. Notes
3.245%	05/06/22	300	304,611
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27	300	298,645
3.814%	02/10/24	250	259,897
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	125	125,625
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	14	13,405

A912

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22(a)	156	$122,507
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	16	16,079
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	339	405,970
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	186	182,977
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	200	199,731
6.750%	11/15/39	268	298,684
Chesapeake Energy Corp.,
Gtd. Notes
7.000%	10/01/24	45	44,888
7.500%	10/01/26	110	108,053
8.000%	01/15/25	130	132,599
8.000%	06/15/27	221	217,685
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	100	99,376
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	199,398
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	285	282,079
Comstock Resources, Inc., Escrow Shares,
Gtd. Notes, 144A
9.750%	08/15/26	32	29,440
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	180	166,500
Denbury Resources, Inc.,
Sec’d. Notes, 144A
7.500%	02/15/24	35	29,881
9.250%	03/31/22	207	199,755
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	49	32,953
7.875%	08/15/25(a)	100	96,500
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	25	26,094
Gtd. Notes, 144A
4.750%	11/01/24	67	68,494
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	125	135,626
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	13	10,079
5.750%	10/01/44	92	59,110
7.750%	02/01/26	28	23,625
8.000%	01/31/24	23	20,988

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	50	$17,250
9.375%	05/01/24	772	274,060
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	625	507,813
8.000%	11/29/24	455	252,525
Equinor ASA (Norway),
Gtd. Notes
2.650%	01/15/24	214	213,015
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	10	7,675
7.375%	05/15/24	7	5,845
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	32	29,044
6.375%	05/15/25	34	30,770
6.375%	01/15/26	65	57,525
6.625%	05/01/23	130	126,100
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25(a)	220	132,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	103	100,198
6.250%	11/01/28	75	75,188
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	52	51,870
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	383	354,275
7.000%	03/31/24(a)	487	454,128
Sec’d. Notes, 144A
6.500%	01/15/25	337	332,006
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	55	52,498
5.750%	02/01/25	296	265,284
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	53	31,800
6.200%	08/01/40	41	25,933
7.950%	04/01/25	7	6,055
8.950%	04/01/45	16	12,480
Gtd. Notes, 144A
7.875%	02/01/26	103	95,533
Northern Oil and Gas, Inc.,
Sec’d. Notes, Cash coupon 8.500% and PIK 1.000%
9.500%	05/15/23	188	194,515
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	56	56,560
6.875%	01/15/23	422	422,000
Gtd. Notes, 144A
6.250%	05/01/26(a)	335	319,088

A913

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	265	$261,025
5.375%	01/15/25	80	79,800
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23	97	99,765
7.250%	06/15/25	70	71,855
Petro-Canada (Canada),
Sr. Unsec’d. Notes
7.875%	06/15/26	300	363,424
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	420	422,940
6.500%	01/23/29	100	99,100
6.625%	06/15/35	150	141,375
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	11	10,285
6.500%	12/15/21	14	13,629
7.750%	12/15/23	330	339,075
Gtd. Notes, 144A
7.125%	01/15/26	25	24,789
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	44	41,470
5.375%	10/01/22	76	74,290
5.625%	03/01/26	53	47,965
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	292	270,830
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	33	30,731
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	41	40,078
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	365	346,750
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)	35	32,375
6.625%	01/15/27	53	50,350
6.750%	09/15/26	44	42,185
Southwestern Energy Co.,
Gtd. Notes
6.200%	01/23/25(a)	226	222,045
7.500%	04/01/26	66	67,320
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	54	54,859
5.500%	02/15/26	91	90,090
5.875%	03/15/28	16	15,880
Sr. Unsec’d. Notes, 144A
6.000%	04/15/27	139	139,653
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	135	137,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	333	$336,798
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	53	55,120
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38	199	154,225
7.500%	04/15/31	72	61,560
9.350%	12/15/41	129	120,776
Gtd. Notes, 144A
7.250%	11/01/25	52	51,480
7.500%	01/15/26	156	154,051
9.000%	07/15/23	116	123,685
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
7.000%	03/01/25	200	201,190
Ultra Resources, Inc.,
Sec’d. Notes
11.000%	07/12/24	377	220,545
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	181	173,760
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	178	177,333
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23	5	5,025
6.625%	01/15/26(a)	352	344,960
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	210	236,250

			15,673,869

Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	100	104,934
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	36	6,750
Calfrac Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26	95	73,625
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	93	88,815
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21	200	172,000
SESI LLC,
Gtd. Notes
7.750%	09/15/24	71	58,753
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	93	97,672

A914

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	80	$82,100
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	26	26,683
Sr. Unsec’d. Notes, 144A
6.875%	09/01/27	11	11,179
Weatherford International LLC,
Gtd. Notes
9.875%	03/01/25	31	21,933
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	4	2,800
5.950%	04/15/42	82	45,895
6.500%	08/01/36	64	36,160
6.750%	09/15/40	22	12,375
7.000%	03/15/38	56	31,920
8.250%	06/15/23	17	12,028

			885,622

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25	605	604,999
7.250%	05/15/24	485	510,923
Sr. Sec’d. Notes, 144A
4.625%	05/15/23	200	201,249
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20	200	204,144
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	417	413,998
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	50	50,240
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	36	34,380
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	306	312,885
Intertape Polymer Group, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	10/15/26	55	56,375
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23	38	37,288
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	170	172,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20	760	760,730
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
6.287%(c)	07/15/21	110	110,413

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	65	$67,337

			3,537,936

Pharmaceuticals — 0.4%
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37	60	76,436
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	103	109,180
9.250%	04/01/26	118	129,127
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	75	75,375
5.875%	05/15/23	966	978,075
6.125%	04/15/25(a)	2,261	2,238,390
9.000%	12/15/25(a)	271	294,387
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	479	489,179
5.750%	08/15/27	8	8,202
6.500%	03/15/22	68	70,380
7.000%	03/15/24(a)	302	319,516
Bayer US Finance II LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
3.232%(c)	06/25/21	200	198,271
Cigna Corp.,
Gtd. Notes, 3 Month LIBOR + 0.650%, 144A
3.265%(c)	09/17/21	580	579,579
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	700	718,651
4.780%	03/25/38	1,000	990,293
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	297	307,109
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	436	335,720
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	68	67,235
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	228	231,192

Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	270	261,092
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
3.084%(c)	08/20/21	100	99,296

			8,576,685

Pipelines — 0.5%
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%(ff)	— (rr)	100	100,499

A915

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	255	$256,989
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	500	510,377
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	310	314,649
Buckeye Partners LP,
Jr. Sub. Notes
6.375%(ff)	01/22/78	170	150,874
Sr. Unsec’d. Notes
5.600%	10/15/44	300	288,061
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	95	103,313
7.000%	06/30/24	115	129,811
Cheniere Energy Partners LP,
Gtd. Notes, 144A
5.625%	10/01/26	46	47,149
Sr. Sec’d. Notes
5.250%	10/01/25	73	74,643
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	27	26,123
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	113	115,825
6.250%	04/01/23	235	240,875
DCP Midstream LP,
Jr. Sub. Notes
7.375%(ff)	— (rr)	124	121,675
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23(a)	121	120,395
4.950%	04/01/22	35	35,831
5.375%	07/15/25	30	31,275
5.600%	04/01/44	25	23,750
Gtd. Notes, 144A
6.750%	09/15/37	95	97,850
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	175	173,250
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	275	287,443
4.900%	02/01/24	435	458,644
5.875%	01/15/24	61	66,585
7.500%	07/01/38	100	121,395
Jr. Sub. Notes
6.625%(ff)	— (rr)	97	92,213
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%(ff)	— (rr)	129	106,748
Sr. Unsec’d. Notes
4.150%	06/01/25	97	93,363
4.400%	04/01/24	216	213,840
4.850%	07/15/26	102	101,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.600%	04/01/44	202	$180,790
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	253,737
3.750%	02/15/25	900	929,025
4.875%(ff)	08/16/77	36	33,374
5.375%(ff)	02/15/78	69	61,551
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	128	122,880
6.000%	05/15/23	10	10,075
6.500%	10/01/25	15	14,588
6.750%	08/01/22	65	66,544
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	85	87,720
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	102	102,102
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	307,205
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	165	160,050
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	429	436,960
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	100	99,875
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	500	531,827
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	57	57,998
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	300	299,462
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%(ff)	— (rr)	105	98,438
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	400	398,661
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	50	47,000
7.250%	03/15/26	61	59,170
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	95	93,931
5.625%	11/15/23	60	56,346
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	120	163,374

A916

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	125	$123,750
5.750%	04/15/25	27	25,448
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25	738	816,246
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	92	94,300
5.500%	01/15/28	170	170,474
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	119	118,554
5.000%	01/15/28	35	34,519
5.125%	02/01/25	163	166,260
5.375%	02/01/27	30	30,675
6.750%	03/15/24	265	277,588
Gtd. Notes, 144A
6.500%	07/15/27	526	567,423
6.875%	01/15/29	25	27,156
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	182,294
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
6.200%	10/15/37	150	178,183
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	38	35,720
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	44,206

			12,070,179

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	115	116,438
6.250%	02/01/22	104	106,689
6.375%	12/15/25	122	124,898

			348,025

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	345,239
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24	60	59,626
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	201,780

			606,645

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	298,035

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.000%	02/15/24	126	$135,601
5.900%	11/01/21	100	107,040
American Tower Trust,
Asset-Backed, 144A
3.070%	03/15/48	100	99,724
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	259,093
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	205,426
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	199,061
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	72,188
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.375%	03/15/27	60	62,082
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	172	170,302
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	126	128,431
EPR Properties,
Gtd. Notes
4.500%	06/01/27(a)	257	258,961
4.950%	04/15/28	300	311,885
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	125	127,188
5.875%	01/15/26	425	447,716
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20	240	245,582
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	220	221,228
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	276	274,159
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	130	115,375
5.875%	10/15/24	520	455,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	50	52,375
5.750%	06/01/28	330	354,321
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	382	389,318
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	200	200,590

A917

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	149	$150,490
Gtd. Notes, 144A
4.875%	09/15/27(a)	185	177,600
5.250%	03/15/28	59	57,009
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	170	176,800
Gtd. Notes, 144A
5.750%	02/01/27(a)	62	64,170
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	200	196,821
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.600%	02/01/20	200	200,278
3.750%	08/15/19	400	400,723
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	350	356,318
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	130	130,000
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.000%	10/01/22	17	17,061
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	199,756
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	325	325,037
Simon Property Group LP,
Sr. Unsec’d. Notes
6.750%	02/01/40	100	134,750
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	87	85,386
UDR, Inc.,
Gtd. Notes, MTN
3.500%	07/01/27	160	158,020
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23(a)	495	446,738
Sr. Sec’d. Notes, 144A
6.000%	04/15/23(a)	211	199,986
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	370	378,679
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	397	434,984
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	308,914

			9,790,201

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	198	$196,020
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	40	41,499
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	37	38,480
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	69	70,553
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	240	225,600
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35	100	107,180
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	586	310,580
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	564	301,874
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26(a)	167	166,165
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	288	283,680
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	615	458,174
8.875%	06/01/25	212	158,470
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	469	392,788
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	410	338,250
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)	688	750,781

			3,840,094

Semiconductors — 0.1%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22(a)	610	620,310
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	71	72,065
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	200	199,731
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	600	573,195
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26	240	237,600

A918

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		350	$352,217
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26		127	131,140
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.650%	05/20/35		150	154,564
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		715	757,900

				3,098,722

Software — 0.3%
Camelot Finance SA,
Gtd. Notes, 144A
7.875%	10/15/24		182	192,009
First Data Corp.,
Sec’d. Notes, 144A
5.750%	01/15/24		1,853	1,905,347
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		95	97,019
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		230	250,700
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		119	118,887
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,674	1,697,018
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		102	103,913
IQVIA, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23		38	38,669
5.000%	10/15/26		265	271,129
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		525	508,983
2.875%	02/06/24		145	146,597
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		189	194,184
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		95	97,375
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35		400	408,916
4.300%	07/08/34		700	750,474
6.125%	07/08/39		125	160,378
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	213	189,757

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	115	$124,651
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		130	131,300

				7,387,306

Telecommunications — 1.1%
Altice SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24		200	201,500
7.375%	05/01/26		650	637,000
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		400	402,683
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		168	171,434
4.350%	06/15/45		188	172,500
4.900%	08/15/37		1,000	1,010,877
5.350%	09/01/40		273	286,767
Avaya, Inc., Escrow Shares,
First Lien(d)^
7.000%	04/01/19	(a)	235	23
Avaya, Inc., Escrow Shares,
First Lien(d)^
9.000%	04/01/19		180	18
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		100	143,481
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		423	409,253
5.800%	03/15/22		270	275,063
6.750%	12/01/23	(a)	350	365,312
6.875%	01/15/28		228	214,319
7.500%	04/01/24	(a)	103	108,923
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	328	301,950
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		73	66,613
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		115	117,621
6.000%	03/01/26		317	327,895
Sr. Unsec’d. Notes, 144A
8.250%	03/01/27		247	256,263
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		42	37,241
6.000%	06/15/25		1,050	1,020,810
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		185	181,134
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		150	147,938

A919

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		904	$880,270
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26		325	302,250
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	(a)	110	113,575
Sr. Unsec’d. Notes
6.875%	01/15/25		200	107,750
7.125%	01/15/23		25	15,125
7.625%	04/15/24		13	7,118
10.500%	09/15/22	(a)	119	90,738
11.000%	09/15/25		805	529,791
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		63	31,100
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	75	73,500
Sr. Sec’d. Notes
5.250%	08/01/26		297	294,773
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
9.500%	02/15/23	(a)	301	266,475
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		564	500,550
Gtd. Notes, 144A
8.500%	10/15/24		726	706,036
9.750%	07/15/25		103	104,576
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		524	546,270
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		18	16,144
8.125%	06/01/23		151	104,945
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		208	209,820
5.375%	01/15/24		306	311,692
5.375%	05/01/25		200	202,460
5.625%	02/01/23		429	433,826
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27		35	34,650
6.625%	05/15/39		100	106,750
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		230	231,150
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		73	65,883
Qwest Corp.,
Sr. Unsec’d. Notes
6.875%	09/15/33		158	157,158
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		100	98,606

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,467	$1,547,832
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		65	66,706
Sr. Unsec’d. Notes
6.000%	11/15/22		113	113,881
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	606	615,090
7.250%	09/15/21		109	114,450
7.625%	02/15/25		2,208	2,252,160
7.625%	03/01/26		16	16,216
7.875%	09/15/23		713	746,868
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		143	132,275
6.375%	11/15/33		443	427,495
7.200%	07/18/36		20	20,308
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		632	631,654
4.750%	02/01/28		466	461,923
6.000%	04/15/24		19	19,736
6.375%	03/01/25		395	411,314
6.500%	01/15/24		10	10,388
6.500%	01/15/26		830	886,025
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes^
4.500%	02/01/26		156	—
4.750%	02/01/28		266	—
6.000%	04/15/24		19	—
6.375%	03/01/25		205	—
6.500%	01/15/24		435	—
6.500%	01/15/26		1,170	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		370	394,513
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		450	455,151
4.400%	11/01/34		131	136,279
4.500%	08/10/33		400	422,797
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26		200	182,050
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A(d)
9.000%	06/30/25	(a)	1,272	864,960
Sr. Sec’d. Notes, 144A(d)
8.625%	10/31/25		135	128,082

				24,457,752

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		820	806,676
Sr. Unsec’d. Notes

A920

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Toys/Games/Hobbies (cont’d.)
3.150%	03/15/23	48	$42,960

			849,636

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41	115	137,941
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31	150	199,105
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24	150	154,518
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	342	342,245
3.850%	01/15/24	292	303,551
4.050%	08/15/52	100	97,031
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	160	161,200
6.500%	06/15/22	386	393,237
Sr. Unsec’d. Notes, 144A
6.750%	08/15/24	146	148,920

			1,937,748

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%, 144A
3.576%(c)	06/01/21	120	120,011
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23	130	132,275
5.250%	05/15/24	128	131,839
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	59	59,443
5.000%	08/01/24	85	86,063
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	158	157,210
5.250%	08/15/22	105	107,615
5.500%	02/15/24	198	205,554
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	775	797,624

			1,797,634

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24	300	311,387

TOTAL CORPORATE BONDS (cost $291,976,144)			289,911,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	$226,202
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	260,465

			486,667

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	187,023
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	296,887
5.647%	11/01/40	220	284,691

			768,601

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	224,033

TOTAL MUNICIPAL BONDS (cost $1,228,487)			1,479,301

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
4.450%(cc)	09/25/35	48	43,018
Alternative Loan Trust,
Series 2005-63, Class 1A1
4.009%(cc)	12/25/35	2,008	1,923,652
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,246	2,185,313
Series 2005-J14, Class A3
5.500%	12/25/35	3,816	3,315,781
Series 2005-J6, Class 2A1
5.500%	07/25/25	10	9,856
Series 2006-41CB, Class 2A13
5.750%	01/25/37	3,075	2,545,434
Series 2006-J2, Class A1, 1 Month LIBOR + 0.500%
2.986%(c)	04/25/36	61	35,700
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1, 1 Month LIBOR + 0.190%
2.676%(c)	09/25/46	306	283,028
Angel Oak Mortgage Trust I LLC,
Series 2018-2, Class A2, 144A
3.776%(cc)	07/27/48	79	78,735
Series 2019-1, Class A2, 144A
4.022%(cc)	11/25/48	125	126,221
Antler Mortgage Trust,
Series 2018-RTL1, Class A1, 144A
4.335%	07/25/22	134	133,797
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 144A
3.763%(cc)	04/25/48	235	237,105
Series 2019-1, Class A2, 144A
4.057%(cc)	01/25/49	151	152,300

A921

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	14	$14,141
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	185	184,636
Series 2005-7, Class 30PO, PO
3.861%(s)	11/25/35	28	23,406
Series 2006-1, Class 2A1
5.500%	01/25/36	10	9,595
Series 2006-D, Class 5A2
4.175%(cc)	05/20/36	14	12,910
Series 2007-5, Class 4A1, 1 Month LIBOR + 0.370%
2.856%(c)	07/25/37	4,481	3,013,964
Series 2014-R7, Class 1A1, 1 Month LIBOR + 0.150%, 144A
2.636%(c)	05/26/36	93	89,687
Series 2014-R7, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.626%(c)	09/26/36	47	46,014
Series 2015-R4, Class 5A1, 1 Month LIBOR + 0.150%, 144A
2.640%(c)	10/25/36	223	215,703
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
4.485%(cc)	04/25/34	104	105,416
Series 2004-D, Class 2A1
4.185%(cc)	05/25/34	2	2,041
Series 2004-D, Class 2A2
4.185%(cc)	05/25/34	16	16,327
Series 2007-3, Class 1A1
6.000%	09/25/37	93	88,776
BCAP LLC Trust,
Series 2007-AA2, Class 2A12
5.500%	04/25/37	1,510	1,149,589
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,111	917,527
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.462%(cc)	07/25/33	70	70,989
Series 2005-12, Class 22A1
4.544%(cc)	02/25/36	61	61,166
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	101	102,053
Bellemeade Re Ltd. (Bermuda),
Series 2019-1A, Class M1A, 1 Month LIBOR + 1.300%, 144A
3.784%(c)	03/25/29	4,000	3,999,999
Bunker Hill Loan Depositary Trust,
Series 2019-1, Class A2, 144A
3.817%	10/26/48	100	99,968
CHL Mortgage Pass-Through Trust,
Series 2007-3, Class A16
6.000%	04/25/37	965	784,353
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	180	182,570

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	9	$9,486
Series 2014-10, Class 1A1, 1 Month LIBOR + 0.135%, 144A
2.625%(c)	11/25/36	137	131,270
Series 2014-10, Class 3A1, 144A
2.889%(cc)	07/25/36	156	150,521
Series 2014-10, Class 4A1, 144A
2.659%(cc)	02/25/37	225	211,418
Series 2014-11, Class 4A1, 1 Month LIBOR + 0.100%, 144A
2.690%(c)	07/25/36	117	112,042
Series 2014-12, Class 1A4, 1 Month LIBOR + 0.125%, 144A
2.615%(c)	08/25/36	433	421,864
Series 2014-12, Class 2A4, 144A
3.711%(cc)	02/25/37	111	110,627
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	101	100,289
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	43	42,715
Series 2005-2, Class 2A11
5.500%	05/25/35	119	122,326
COLT Mortgage Loan Trust,
Series 2018-2, Class A1, 144A
3.470%(cc)	07/27/48	2,552	2,554,692
Series 2018-2, Class A2, 144A
3.542%(cc)	07/27/48	105	104,673
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M1, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	07/25/31	151	150,745
Series 2019-R02, Class 1M1, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	08/25/31	137	137,052
Series 2019-R02, Class 1M2, 1 Month LIBOR + 2.300%, 144A
4.786%(c)	08/25/31	2,500	2,515,871
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	196	196,445
Series 2007-5, Class A6, 1 Month LIBOR + 0.350%
2.836%(c)	05/25/37	24	16,534
Series 2007-9, Class A11
5.750%	07/25/37	1,467	1,221,640
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.000%	07/25/20	33	33,275
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 7A2
3.711%(cc)	06/25/34	51	50,974
Series 2005-4, Class 2A9
5.500%	06/25/35	1,185	1,035,815
CSMC Mortgage-Backed Trust,
Series 2006-4, Class 1A8, 1 Month LIBOR + 1.000%
6.000%(c)	05/25/36	1,582	1,341,244

A922

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
4.427%(cc)	07/27/36	13	$12,739
Series 2014-10R, Class 4A1, 144A
2.660%(cc)	12/27/36	8	7,715
Series 2014-11R, Class 8A1, 1 Month LIBOR + 0.340%, 144A
3.032%(c)	04/27/37	15	14,944
Series 2014-11R, Class 9A1, 1 Month LIBOR + 0.140%, 144A
2.630%(c)	10/27/36	44	44,067
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A1, 144A
2.453%(cc)	06/25/47	52	51,431
Series 2018-2A, Class A1, 144A
3.479%(cc)	04/25/58	1,777	1,785,413
Series 2018-2A, Class A2, 144A
3.530%(cc)	04/25/58	115	115,539
Series 2018-3A, Class A1, 144A
3.789%(cc)	08/25/58	1,678	1,692,021
Series 2018-3A, Class A2, 144A
3.891%(cc)	08/25/58	84	84,417
Series 2018-4A, Class A2, 144A
4.182%(cc)	10/25/58	154	155,944
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1, 1 Month LIBOR + 0.500%
2.986%(c)	02/25/35	23	22,638
Series 2005-1, Class 2A1
5.332%(cc)	02/25/20	5	5,395
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
4.086%(c)	01/25/24	29	29,392
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
3.436%(c)	05/25/24	23	22,614
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.486%(c)	07/25/24	394	418,772
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.486%(c)	07/25/25	311	346,246
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%
8.186%(c)	04/25/28	447	511,617
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.486%(c)	10/25/28	40	40,752
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	338	339,290
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.836%(c)	01/25/29	59	59,364
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.936%(c)	01/25/29	262	286,968
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
3.786%(c)	04/25/29	317	318,432
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.786%(c)	07/25/29	326	327,468
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.636%(c)	09/25/29	425	425,890
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.436%(c)	10/25/29	399	400,016
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
3.336%(c)	11/25/29	381	381,397

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
3.036%(c)	01/25/30	540	$539,740
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/30	381	381,229
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/30	96	95,491
Series 2017-C07, Class 1M1, 1 Month LIBOR + 0.650%
3.136%(c)	05/25/30	149	148,969
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.136%(c)	05/25/30	58	58,027
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
3.086%(c)	07/25/30	538	536,996
Series 2018-C02, Class 2M1, 1 Month LIBOR + 0.650%
3.136%(c)	08/25/30	94	93,801
Series 2018-C04, Class 2M1, 1 Month LIBOR + 0.750%
3.236%(c)	12/25/30	64	63,925
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
3.206%(c)	01/25/31	133	132,977
Series 2018-C06, Class 1M1, 1 Month LIBOR + 0.550%
3.036%(c)	03/25/31	153	152,356
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
3.036%(c)	03/25/31	127	126,842
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	488	555,160
Series 2002-T1, Class A2
7.000%	11/25/31	300	348,356
Series 2002-T4, Class A2
7.000%	12/25/41	370	416,623
Series 2004-T1, Class 1A1
6.000%	01/25/44	317	351,582
Fannie Mae Interest Strip,
Series 293, Class 1, PO
4.186%(s)	12/25/24	90	83,657
Series 369, Class 12, IO
5.500%(cc)	05/25/36	341	74,695
Series 383, Class 60, IO
6.500%	10/25/37	91	17,776
Series 416, Class A300
3.000%	11/25/42	1,331	1,326,410
Series 417, Class C11, IO
2.500%	02/25/28	3,045	219,979
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	198	210,650
Series 2001-W3, Class A
6.042%(cc)	09/25/41	248	266,745
Series 2002-W6, Class 2A1
7.000%(cc)	06/25/42	171	186,986
Series 2003-W10, Class 3A5
4.299%	06/25/43	894	926,216
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,139	1,301,843
Series 2004-W12, Class 1A2
6.500%	07/25/44	586	666,830
Series 2005-W1, Class 1A2
6.500%	10/25/44	211	240,569

A923

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-W7, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530%
4.045%(c)	07/25/37	14	$2,135
Series 2007-W10, Class 2A
6.333%(cc)	08/25/47	159	172,826
Series 2009-W1, Class A
6.000%	12/25/49	316	353,880
Fannie Mae REMICS,
Series 2014-85, Class GA
3.000%	11/25/40	1,354	1,360,595
Series 2016-11, Class LA
3.500%	05/25/42	790	807,651
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.986%(c)	05/25/46	1,096	1,097,208
Series 2017-49, Class JA
4.000%	07/25/53	733	757,851
Series 2017-69, Class HA
3.000%	06/25/46	3,076	3,092,051
Series 1993-119, Class H
6.500%	07/25/23	94	99,164
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	56	58,611
Series 1993-141, Class Z
7.000%	08/25/23	72	76,099
Series 1993-147, Class Z
7.000%	08/25/23	57	60,300
Series 1994-29, Class Z
6.500%	02/25/24	105	111,347
Series 1996-4, Class SA, IO, 1 Month LIBOR x (1) + 8.500%
6.014%(c)	02/25/24	27	2,941
Series 1997-33, Class PA
8.500%	06/18/27	188	211,395
Series 1997-57, Class PN
5.000%	09/18/27	108	114,017
Series 2001-16, Class Z
6.000%	05/25/31	143	155,551
Series 2001-81, Class HE
6.500%	01/25/32	223	251,070
Series 2002-14, Class A1
7.000%	01/25/42	714	808,847
Series 2002-26, Class A2
7.500%	01/25/48	337	391,680
Series 2002-82, Class PE
6.000%	12/25/32	230	255,249
Series 2002-86, Class PG
6.000%	12/25/32	560	624,228
Series 2002-90, Class A2
6.500%	11/25/42	174	195,049
Series 2003-18, Class A1
6.500%	12/25/42	261	300,292
Series 2003-21, Class OU
5.500%	03/25/33	72	78,723
Series 2003-24, Class MZ
5.500%	04/25/33	279	303,607
Series 2003-48, Class GH
5.500%	06/25/33	1,299	1,430,914

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-36, Class SA, 1 Month LIBOR x (2.750) + 19.525%
12.690%(c)	05/25/34	64	$86,685
Series 2004-45, Class ZL
6.000%	10/25/32	207	227,427
Series 2004-68, Class LC
5.000%	09/25/29	211	224,225
Series 2005-22, Class DA
5.500%	12/25/34	41	41,772
Series 2005-30, Class UG
5.000%	04/25/35	344	375,978
Series 2005-57, Class NK, 1 Month LIBOR x (4) + 22.000%
12.058%(c)	07/25/35	58	78,007
Series 2005-84, Class XM
5.750%	10/25/35	66	71,699
Series 2005-87, Class QZ
5.000%	10/25/35	86	88,506
Series 2005-102, Class PG
5.000%	11/25/35	667	729,978
Series 2005-110, Class GL
5.500%	12/25/35	519	574,087
Series 2006-2, Class LY, 1 Month LIBOR x (16) + 96.000%
8.000%(c)	12/25/35	16	16,805
Series 2006-9, Class KZ
6.000%	03/25/36	292	319,778
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590%
4.105%(c)	04/25/36	253	42,934
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000%
9.000%(c)	04/25/36	42	53,111
Series 2006-48, Class ND
6.250%	03/25/36	36	36,908
Series 2006-77, Class PC
6.500%	08/25/36	144	159,744
Series 2007-46, Class PA
6.000%	04/25/37	25	25,513
Series 2007-58, Class SV, IO, 1 Month LIBOR x (1) + 6.750%
4.265%(c)	06/25/37	244	28,563
Series 2007-79, Class PE
5.000%	08/25/37	603	623,398
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400%
3.915%(c)	11/25/37	480	75,439
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000%
3.515%(c)	03/25/38	416	43,623
Series 2009-15, Class SA, IO, 1 Month LIBOR x (1) + 6.200%
3.715%(c)	03/25/24	55	1,160
Series 2009-62, Class WA
5.571%(cc)	08/25/39	592	648,721
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250%
3.765%(c)	01/25/40	314	40,149

A924

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250%
3.765%(c)	01/25/40	477	$69,114
Series 2010-10, Class NT
5.000%	02/25/40	1,230	1,337,686
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420%
3.935%(c)	04/25/40	139	18,329
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660%
7.689%(c)	03/25/40	105	118,665
Series 2010-64, Class DM
5.000%	06/25/40	137	146,333
Series 2011-22, Class MA
6.500%	04/25/38	135	139,462
Series 2011-39, Class ZA
6.000%	11/25/32	278	310,301
Series 2011-52, Class GB
5.000%	06/25/41	369	402,040
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,744,785
Series 2012-16, Class GC
2.500%	11/25/41	1,518	1,495,161
Series 2013-4, Class AJ
3.500%	02/25/43	738	755,223
Series 2013-4, Class PC
2.000%	06/25/42	914	890,937
Series 2013-83, Class CA
3.500%	10/25/37	446	449,962
Series 2013-96, Class YA
3.500%	09/25/38	1,026	1,046,234
Series 2013-133, Class NA
3.000%	05/25/36	341	340,932
Series 2014-3, Class AM
2.500%	01/25/32	175	174,356
Series 2014-67, Class GA
3.000%	10/25/39	301	302,176
Series 2016-5, Class KB
2.500%	02/25/46	510	457,195
Series 2016-59, Class CA
3.500%	09/25/43	729	743,667
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.986%(c)	09/25/46	887	889,834
Series 2016-95, Class UH
3.500%	02/25/45	1,374	1,411,105
Series 2017-14, Class DA
3.000%	02/25/45	739	738,561
Series 2017-41, Class ME
3.000%	05/25/53	7,543	7,607,543
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000%
6.515%(c)	04/25/23	95	9,251
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	124	136,926
Series 2003-W3, Class 2A5
5.356%	06/25/42	272	296,244
Series 2003-W6, Class 1A41

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.398%	10/25/42	898	$976,917
Series 2003-W6, Class 3A
6.500%	09/25/42	211	236,126
Series 2003-W12, Class 2A7
4.680%	06/25/43	266	277,462
Series 2004-W2, Class 2A2
7.000%	02/25/44	161	181,121
Series 2004-W2, Class 5A
7.500%	03/25/44	166	185,707
Series 2004-W8, Class 2A
6.500%	06/25/44	177	198,606
Series 2005-W4, Class 1A1
6.000%	08/25/45	118	130,197
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	147	154,394
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x (3.889) + 39.278%
29.619%(c)	02/15/21	1	876
Series 1621, Class J
6.400%	11/15/23	40	42,180
Series 1630, Class PK
6.000%	11/15/23	104	108,523
Series 1675, Class KZ
6.500%	02/15/24	88	97,241
Series 1680, Class PK
6.500%	02/15/24	99	104,409
Series 1695, Class EB
7.000%	03/15/24	132	140,015
Series 1980, Class Z
7.000%	07/15/27	239	265,277
Series 2353, Class KZ
6.500%	09/15/31	270	313,865
Series 2535, Class AW
5.500%	12/15/32	88	96,617
Series 2557, Class HL
5.300%	01/15/33	612	669,817
Series 2595, Class DC
5.000%	04/15/23	248	252,766
Series 2595, Class GC
5.500%	04/15/23	89	91,240
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000%
10.000%(c)	05/15/33	28	33,892
Series 2626, Class JC
5.000%	06/15/23	565	583,099
Series 2643, Class SA, 1 Month LIBOR x (6.500) + 45.500%
29.356%(c)	03/15/32	20	33,577
Series 2764, Class UG
5.000%	03/15/34	1,261	1,364,671
Series 2862, Class GB
5.000%	09/15/24	91	93,657
Series 2885, Class LZ
6.000%	11/15/34	1,462	1,679,405
Series 2893, Class PE
5.000%	11/15/34	315	341,814
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300%

A925

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
9.333%(c)	02/15/35	64	$77,507
Series 2980, Class QA
6.000%	05/15/35	330	370,115
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650%
4.166%(c)	03/15/35	460	33,572
Series 3005, Class ED
5.000%	07/15/25	228	237,971
Series 3017, Class OC, PO
3.173%(s)	08/15/25	61	58,490
Series 3126, Class AO, PO
2.126%(s)	03/15/36	62	55,767
Series 3187, Class Z
5.000%	07/15/36	487	525,661
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250%
3.766%(c)	08/15/36	189	17,435
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200%
4.716%(c)	09/15/26	308	33,617
Series 3237, Class BO, PO
3.830%(s)	11/15/36	350	277,695
Series 3306, Class TB, 1 Month LIBOR + 2.750%
5.234%(c)	04/15/37	25	27,106
Series 3306, Class TC, 1 Month LIBOR + 2.210%
4.694%(c)	04/15/37	22	23,484
Series 3383, Class KB
5.500%	11/15/27	1,111	1,145,211
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	11/15/37	55	5,673
Series 3405, Class PE
5.000%	01/15/38	432	470,369
Series 3443, Class PT
6.500%	03/15/37	637	712,383
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400%
3.916%(c)	11/15/24	146	7,731
Series 3605, Class NC
5.500%	06/15/37	717	791,108
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340%
3.856%(c)	12/15/39	715	97,918
Series 3648, Class CY
4.500%	03/15/30	686	729,882
Series 3662, Class PJ
5.000%	04/15/40	603	657,795
Series 3677, Class PB
4.500%	05/15/40	812	875,681
Series 3688, Class GT
7.355%(cc)	11/15/46	144	166,300
Series 3703, Class DY
4.000%	08/15/30	800	833,839
Series 3737, Class PA
2.000%	04/15/40	356	352,415
Series 3739, Class MC
4.000%	11/15/38	1,270	1,325,668
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	10/15/40	294	41,639
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600%
4.116%(c)	07/15/23	278	17,345
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211%
5.500%(c)	05/15/41	226	233,423

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500%
5.500%(c)	05/15/41	315	$343,498
Series 3855, Class HI, IO
4.000%	02/15/26	124	2,513
Series 3859, Class JB
5.000%	05/15/41	616	672,614
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.984%(c)	07/15/41	201	202,576
Series 4030, Class IL, IO
3.500%	04/15/27	1,850	162,268
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.784%(c)	05/15/40	4,280	4,268,089
Series 4279, Class JA
3.000%	02/15/37	335	334,848
Series 4374, Class NC
3.750%	02/15/46	521	526,879
Series 4405, Class CA
4.000%	09/15/39	714	728,357
Series 4454, Class DA
3.000%	01/15/41	302	302,220
Series 4471, Class JB
3.500%	09/15/43	1,330	1,383,539
Series 4565, Class DM
3.000%	02/15/42	517	521,675
Series 4566, Class CA
3.000%	01/15/43	375	379,131
Series 4572, Class LD
2.000%	08/15/45	1,656	1,595,642
Series 4631, Class G
2.500%	07/15/45	673	663,994
Series 4685, Class PA
3.000%	11/15/44	2,579	2,604,842
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.834%(c)	12/15/47	3,110	3,090,699
Series 4764, Class NK
3.500%	09/15/43	4,364	4,455,777
Series 4800, Class PA
3.500%	07/15/43	1,520	1,544,002
Freddie Mac Stacr Trust,
Series 2018-HQA2, Class M1, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	10/25/48	267	266,781
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.984%(c)	06/15/42	186	186,773
Series 279, Class 35
3.500%	09/15/42	711	727,266
Series 304, Class C32, IO
3.000%	12/15/27	1,573	103,388
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2, 1 Month LIBOR + 2.200%
4.686%(c)	02/25/24	698	710,293
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
4.136%(c)	04/25/24	277	278,842
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.636%(c)	01/25/25	264	282,214
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%

A926

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.086%(c)	12/25/27	172	$173,841
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.336%(c)	04/25/28	120	122,563
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.386%(c)	07/25/28	162	164,667
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
7.136%(c)	10/25/28	500	558,067
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.486%(c)	12/25/28	154	155,432
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28	162	164,267
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	07/25/29	552	554,838
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	10/25/29	483	485,250
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/30	450	449,919
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	08/25/29	161	161,531
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
3.286%(c)	12/25/29	487	487,037
Series 2018-HQA1, Class M1, 1 Month LIBOR + 0.700%
3.186%(c)	09/25/30	127	126,708
Freddie Mac Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	490	577,322
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	5	4,935
Series 2005-AR2, Class 2A
4.157%(cc)	05/25/35	845	820,293
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO, 1 Month LIBOR x (1) + 7.000%
4.518%(c)	06/16/32	420	55,635
Series 2002-84, Class PH
6.000%	11/16/32	580	629,926
Series 2003-25, Class PZ
5.500%	04/20/33	380	407,489
Series 2003-58, Class PC
5.000%	07/20/33	1,050	1,132,331
Series 2003-86, Class ZC
4.500%	10/20/33	280	298,162
Series 2004-19, Class KE
5.000%	03/16/34	1,064	1,149,100
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100%
3.612%(c)	09/20/34	508	51,421
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100%
3.618%(c)	06/17/34	477	26,428
Series 2005-30, Class WD
6.000%	07/20/33	129	132,676
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500%
4.012%(c)	01/20/36	153	1,985
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.012%(c)	06/20/36	341	$46,850
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650%
4.162%(c)	04/20/37	438	55,090
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510%
4.022%(c)	05/20/37	990	128,934
Series 2007-35, Class TE
6.000%	06/20/37	853	936,442
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490%
4.002%(c)	10/20/37	615	69,387
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670%
4.182%(c)	04/20/37	233	12,616
Series 2008-36, Class AY
5.000%	04/16/23	28	28,176
Series 2008-47, Class ML
5.250%	06/16/38	760	851,505
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150%
3.662%(c)	07/20/38	279	38,979
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740%
4.252%(c)	08/20/38	502	62,709
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550%
5.062%(c)	09/20/38	247	34,580
Series 2009-6, Class CI, IO
6.500%	11/16/38	25	657
Series 2009-16, Class SJ, IO, 1 Month LIBOR x (1) + 6.800%
4.312%(c)	05/20/37	625	79,802
Series 2009-36, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667%
1.000%(c)	09/20/38	1,254	33,204
Series 2009-65, Class LB
6.000%	07/16/39	73	81,387
Series 2009-77, Class CS, IO, 1 Month LIBOR x (1) + 7.000%
4.518%(c)	06/16/38	409	26,702
Series 2009-81, Class A
5.750%	09/20/36	143	155,784
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.512%(c)	02/20/38	511	74,004
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750%
4.262%(c)	06/20/37	364	31,155
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450%
0.450%(c)	09/20/38	2,036	27,001
Series 2010-4, Class SB, IO, 1 Month LIBOR x (1) + 6.500%
4.018%(c)	08/16/39	149	3,189
Series 2010-14, Class AO, PO
2.680%(s)	12/20/32	23	22,704

A927

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-31, Class SK, IO, 1 Month LIBOR x (1) + 6.100%
3.612%(c)	11/20/34	320	$38,600
Series 2010-85, Class ID, IO
6.000%	09/20/39	301	58,335
Series 2010-129, Class AW
6.021%(cc)	04/20/37	812	889,590
Series 2010-157, Class OP, PO
3.089%(s)	12/20/40	416	350,721
Series 2011-75, Class GP
4.000%	05/20/41	1,646	1,690,758
Series 2013-H04, Class BA
1.650%	02/20/63	828	818,747
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.909%(c)	02/20/62	88	87,988
Series 2017-162, Class PL
3.000%	10/20/47	980	904,334
Series 2018-66, Class WA
5.524%(cc)	04/20/48	2,121	2,361,866
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 1 Month LIBOR + 0.170%, 144A
2.660%(c)	04/26/37	75	73,910
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
4.680%(cc)	09/25/34	59	60,185
Series 2004-6F, Class 2A4
5.500%	05/25/34	106	108,212
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
2.986%(c)	09/25/35	557	540,891
Series 2005-AR7, Class 6A1
4.466%(cc)	11/25/35	1,591	1,608,184
Series 2006-2F, Class 2A1
5.750%	02/25/36	21	19,672
Series 2006-3F, Class 2A7
5.750%	03/25/36	74	75,777
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
4.064%(cc)	12/19/34	27	24,670
Series 2006-9, Class 2A1A, 1 Month LIBOR + 0.210%
2.692%(c)	11/19/36	80	70,898
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1 Month LIBOR + 0.270%
2.756%(c)	10/25/35	139	139,134
Homeward Opportunities Fund I Trust,
Series 2018-1, Class A2, 144A
3.897%(cc)	06/25/48	120	120,788
Series 2018-2, Class A1, 144A
3.985%(cc)	11/25/58	1,897	1,922,552
Impac CMB Trust,
Series 2005-1, Class 2A1, 1 Month LIBOR + 0.510%
2.996%(c)	04/25/35	181	177,710
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.676%(c)	06/25/37	246	245,838
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	58	58,128

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-S2, Class 4A3
5.500%	09/25/20	34		$31,538
Series 2006-A2, Class 5A1
4.628%(cc)	11/25/33	30		30,474
Series 2006-A2, Class 5A3
4.628%(cc)	11/25/33	112		114,739
Series 2007-A1, Class 5A5
4.687%(cc)	07/25/35	72		74,043
JPMorgan Seasoned Mortgage Trust,
Series 2014-1, Class A2, 1 Month LIBOR + 0.500%, 144A
2.986%(c)	05/25/33	162		160,940
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	7		7,103
LHOME Mortgage Trust,
Series 2019-RTL1, Class A1, 144A
4.580%	10/25/23	1,140		1,143,629
LSTAR Securities Investment Ltd.,
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.252%(c)	09/01/22	54		54,309
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.662%(cc)	08/25/34	67		68,049
Series 2004-13, Class 3A7
4.467%(cc)	11/21/34	99		101,585
Series 2004-15, Class 4A1
4.143%(cc)	12/25/34	508		497,136
MASTR Alternative Loan Trust,
Series 2003-5, Class 30B1
5.928%(cc)	08/25/33	1,069		1,044,475
Series 2003-8, Class 5A1
5.000%	11/25/18	—(r	)	251
Series 2004-1, Class 4A1
5.500%	02/25/34	79		82,231
Series 2004-3, Class 2A1
6.250%	04/25/34	166		174,449
Series 2005-5, Class 3A1
5.750%	08/25/35	61		49,631
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	244		247,473
Series 2004-6, Class 3A1
5.250%	07/25/19	1		838
Series 2004-6, Class 4A1
5.000%	07/25/19	1		795
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	34		34,744
Series 2006-3, Class 30PO, PO
2.136%(s)	10/25/36	96		80,784
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
3.126%(c)	10/25/28	302		299,050
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.986%(c)	05/25/29	283		277,201
Series 2004-HB1, Class A3
4.160%(cc)	04/25/29	83		81,812

A928

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
3.961%(cc)	03/25/33	182	$178,962
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
4.488%(cc)	09/25/34	115	116,983
New Residential Mortgage Loan Trust,
Series 2018-NQM1, Class A2, 144A
4.087%(cc)	11/25/48	98	100,136
Series 2019-NQM1, Class A1, 144A
3.675%(cc)	01/25/49	738	741,751
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 1 Month LIBOR + 0.140%, 144A
3.517%(c)	12/26/36	50	48,261
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	35	35,487
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	11	10,888
Series 2004-CL1, Class 1A1
6.000%	02/25/34	139	146,673
PRPM LLC,
Series 2019-1A, Class A1, 144A
4.500%	01/25/24	1,177	1,185,864
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	14	14,423
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.620%(c)	09/26/36	1	615
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	08/25/99	3	2,849
Series 2003-QS20, Class A1
5.000%	11/25/99	5	4,859
Series 2006-QS4, Class A9
6.000%	04/25/36	1,169	1,079,004
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
4.551%(cc)	12/25/34	158	160,258
Series 2006-R1, Class A2, 1 Month LIBOR + 0.400%
2.886%(c)	01/25/46	306	144,474
Residential Funding Mortgage Securities Trust,
Series 2006-S9, Class A1
6.250%	09/25/36	60	58,262
Residential Mortgage Loan Trust,
Series 2019-1, Class A2, 144A
4.089%(cc)	10/25/58	209	209,444
Sequoia Mortgage Trust,
Series 2004-8, Class A2, 6 Month LIBOR + 0.740%
3.494%(c)	09/20/34	190	189,263
STACR Trust,
Series 2018-HRP1, Class M2, 1 Month LIBOR + 1.650%, 144A
4.136%(c)	04/25/43	737	742,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-HRP2, Class M1, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	02/25/47	123	$123,000
Starwood Mortgage Residential Trust,
Series 2018-IMC1, Class A2, 144A
3.895%(cc)	03/25/48	120	121,005
Series 2018-IMC2, Class A2, 144A
4.223%(cc)	10/25/48	94	95,022
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.856%(c)	07/25/34	619	619,273
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
3.182%(c)	03/19/34	520	512,793
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
4.529%(cc)	06/25/33	32	31,900
Series 2003-26A, Class 3A5
4.621%(cc)	09/25/33	174	175,017
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A, 1 Month LIBOR + 0.740%
3.226%(c)	09/25/44	246	242,350
Series 2007-4, Class 3A1
4.276%(cc)	09/25/37	5	5,448
Toorak Mortgage Corp. Ltd.,
Series 2018-1, Class A1, 144A
4.336%	08/25/21	100	100,125
Series 2019-1, Class A1, 144A
4.458%	03/25/22	2,330	2,335,715
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	144	158,830
Verus Securitization Trust,
Series 2018-2, Class A1, 144A
3.677%(cc)	06/01/58	602	608,153
Series 2018-2, Class A2, 144A
3.779%(cc)	06/01/58	82	82,485
Series 2018-3, Class A2, 144A
4.180%(cc)	10/25/58	121	122,896
Series 2018-INV2, Class A2, 144A
4.401%(cc)	10/25/58	131	133,171
Series 2019-INV1, Class B1, 144A
4.991%	12/25/59	130	129,950
Series 2019-INV1, Class M1, 144A
4.034%(cc)	12/25/59	230	229,925
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
3.326%(c)	07/25/45	2,036	2,039,049
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
4.083%(cc)	05/25/33	227	230,228
Series 2003-S1, Class A5
5.500%	04/25/33	136	139,725
Series 2004-S3, Class 3A2
6.000%	07/25/34	184	190,073
Series 2005-7, Class 1A2, 1 Month LIBOR + 0.450%
2.936%(c)	09/25/35	20	16,124

A929

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
4.942%(cc)	02/25/34	30	$30,727
Series 2004-EE, Class 2A2
4.558%(cc)	12/25/34	115	118,178
Series 2004-O, Class A1
4.678%(cc)	08/25/34	68	70,316
Series 2005-16, Class A8
5.750%	12/25/35	9	9,514
Series 2005-AR9, Class 3A1
4.629%(cc)	06/25/34	98	100,939
Series 2006-11, Class A8
6.000%	09/25/36	29	28,121
Series 2006-17, Class A1
5.500%	11/25/21	8	7,712
Series 2007-3, Class 3A1
5.500%	04/25/22	2	1,836
Series 2007-11, Class A85
6.000%	08/25/37	79	75,868
Series 2007-11, Class A96
6.000%	08/25/37	9	9,410

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $177,419,770)
			178,334,604

SOVEREIGN BONDS — 0.0%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
3.190%(c)	06/01/21	250	250,518
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	637,067
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	296,715
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	144,065

TOTAL SOVEREIGN BONDS (cost $1,326,249)			1,328,365

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Fannie Mae Principal Strip, MTN
3.415%(s)	05/15/30	1,750	1,255,358
Federal Home Loan Mortgage Corp.
2.500%	07/01/32	2,782	2,770,775
2.500%	01/01/33	2,796	2,784,446
3.000%	11/01/32	792	801,229
3.000%	06/01/33	1,161	1,171,992
3.000%	11/01/42	1,429	1,430,222
3.000%	12/01/42	1,625	1,626,050
4.000%	02/01/26	357	368,409
4.000%	01/01/32	454	472,442
4.000%	10/01/42	868	898,720
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135%
4.453%(c)	10/01/36	57	59,348

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.
4.500%	11/01/45	1,498	$1,577,565
4.500%	04/01/47	1,173	1,228,710
4.500%	05/01/47	1,598	1,674,645
4.500%	05/01/47	615	643,928
4.500%	07/01/47	1,380	1,469,811
5.000%	11/01/23	31	31,359
5.500%	12/01/24	149	153,215
5.500%	01/01/33	102	111,850
5.500%	06/01/35	240	263,311
6.000%	12/01/23	69	74,979
6.000%	11/01/24	220	238,379
6.000%	02/01/28	143	154,237
6.000%	09/01/35	128	140,939
6.000%	12/01/36	72	79,432
6.500%	10/01/22	59	62,148
6.500%	05/01/25	59	61,141
6.500%	08/01/27	150	166,398
6.500%	01/01/29	78	82,060
6.500%	05/01/36	43	48,713
6.500%	09/01/36	26	30,362
6.500%	05/01/37	105	119,181
7.000%	09/01/36	55	56,582
7.000%	11/01/37	241	280,477
8.000%	02/01/38	94	100,797
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,171,778
2.330%	01/01/23	1,801	1,792,841
2.350%	05/01/23	1,316	1,310,860
2.370%	12/01/22	1,475	1,470,293
2.480%	02/01/25	1,975	1,963,222
2.570%	03/01/23	1,830	1,837,196
2.619%	12/01/22	1,031	1,033,718
2.750%	03/01/22	213	214,491
2.870%	02/01/32	480	459,687
2.960%	04/01/22	1,745	1,766,622
2.990%	07/01/29	2,880	2,887,633
3.025%	08/01/29	1,205	1,214,212
3.030%	12/01/21	1,578	1,599,899
3.060%	08/01/32	860	840,403
3.080%	12/01/29	910	911,971
3.190%	02/01/30	310	312,474
3.240%	01/01/33	710	707,055
3.340%	11/01/30	689	706,957
3.500%	02/01/26	2,454	2,510,009
3.500%	07/01/32	915	934,458
3.500%	07/01/32	332	339,506
3.500%	10/01/32	1,051	1,073,531
3.500%	11/01/32	818	836,033
3.500%	03/01/33	990	1,011,286
3.500%	03/01/38	1,243	1,270,870
3.500%	09/01/42	997	1,016,084
3.500%	10/01/42	973	991,361
3.500%	01/01/43	1,217	1,240,656
3.500%	03/01/43	1,032	1,052,014
3.500%	05/01/43	1,090	1,110,505
3.500%	06/01/43	1,303	1,329,589

A930

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/01/43	1,152		$1,173,718
3.500%	07/01/43	1,173		1,195,234
3.550%	04/01/30	340		353,550
3.590%	10/01/20	833		840,225
3.690%	11/01/23	1,339		1,398,419
3.885%	08/01/25	1,810		1,926,000
4.000%	06/01/42	1,811		1,873,995
4.000%	07/01/42	1,049		1,085,093
4.000%	06/01/43	2,586		2,715,398
4.000%	06/01/43	1,414		1,462,591
4.000%	07/01/43	1,266		1,310,013
4.000%	06/01/47	3,294		3,404,522
4.500%	04/01/44	1,465		1,540,343
4.500%	04/01/44	1,232		1,295,488
4.500%	05/01/48	1,320		1,392,543
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375%
4.777%(c)	09/01/37	58		60,800
Federal National Mortgage Assoc.
5.000%	12/01/19	20		20,520
5.000%	05/01/23	129		136,185
5.000%	06/01/23	177		182,327
5.000%	07/01/25	198		203,107
5.000%	02/01/35	278		295,133
5.000%	10/01/39	569		614,646
5.000%	01/01/40	2,529		2,756,248
5.000%	01/01/44	1,936		2,078,837
5.500%	06/01/20	—	(r)	475
5.500%	09/01/23	36		36,511
5.500%	01/01/38	182		199,612
5.500%	02/01/42	1,000		1,098,794
6.000%	09/01/19	—	(r)	433
6.000%	08/01/21	52		52,508
6.000%	09/01/22	13		13,116
6.000%	01/01/24	150		155,164
6.000%	07/01/24	41		42,506
6.000%	04/01/28	83		89,202
6.000%	05/01/28	51		55,227
6.000%	12/01/32	341		376,061
6.000%	03/01/34	387		426,926
6.000%	04/01/34	69		74,215
6.000%	04/01/35	102		112,726
6.000%	01/01/36	32		35,334
6.000%	10/01/36	27		30,100
6.000%	08/01/37	114		125,539
6.000%	08/01/37	56		59,822
6.500%	09/01/22	43		44,385
6.500%	12/01/23	61		64,737
6.500%	09/01/28	75		82,601
6.500%	07/01/36	21		23,439
6.500%	05/01/37	15		17,129
6.500%	07/01/37	38		41,525
6.500%	10/01/38	83		95,052
6.500%	10/01/38	58		65,981
8.000%	12/01/36	569		660,898
Government National Mortgage Assoc.
5.000%	11/20/48	4,090		4,285,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	08/15/36	1,580	$1,775,157
6.000%	09/20/36	80	85,451
6.000%	05/20/38	6	6,502
6.000%	09/20/38	98	108,384
6.000%	03/20/41	46	49,195
6.500%	10/15/23	54	56,257
6.500%	01/15/33	136	156,898
6.500%	01/20/39	43	46,491
6.500%	10/20/39	207	230,949
6.500%	10/20/39	159	176,673
6.500%	12/20/40	483	541,355
7.000%	10/20/38	216	250,749
7.000%	12/20/38	82	95,694
7.500%	01/20/35	172	191,080
8.000%	05/20/32	460	515,626
Residual Funding Corp. Principal Strip
1.227%(s)	01/15/21	995	951,172
2.745%(s)	01/15/30	1,000	732,613
Resolution Funding Corp. Interest Strip
2.690%(s)	10/15/27	235	185,674
2.830%(s)	01/15/26	270	224,978
Tennessee Valley Authority
4.875%	01/15/48	885	1,131,255
5.880%	04/01/36	3,560	4,770,002
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35	1,260	737,755

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $110,401,004)			111,106,585

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
2.250%	08/15/46	3,300	2,942,672
2.875%	08/15/45	1,200	1,215,984
3.125%	02/15/43	1,600	1,695,313
3.125%	05/15/48	2,564	2,718,741
3.625%	08/15/43	9,150	10,512,492
3.625%	02/15/44	4,930	5,671,233
3.750%	11/15/43	1,960	2,297,717
4.500%	02/15/36	1,395	1,766,746
U.S. Treasury Notes
0.750%	08/15/19	1,000	993,477
1.375%	01/31/21	580	570,213
1.875%	06/30/20	3,000	2,980,781
1.875%	08/31/24	580	568,491
2.000%	01/31/20(k)	15,655	15,602,948
2.000%	05/31/21	500	497,051
2.000%	10/31/22	780	773,754
2.125%	01/31/21	10,000	9,966,016
2.250%	10/31/24	1,000	998,398
2.250%	11/15/25	5,600	5,574,625
2.500%	05/31/20	194	194,243
2.500%	05/15/24	400	404,594
2.625%	05/15/21	607	610,942
2.875%	05/15/28	3,230	3,354,725
2.875%	08/15/28	6,500	6,753,398
U.S. Treasury Strips Coupon
2.036%(s)	05/15/20	824	802,299

A931

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.248%(s)	05/15/28	2,085	$1,662,405
2.310%(s)	08/15/32	600	422,491
2.477%(s)	11/15/33	6,600	4,479,443
2.494%(s)	11/15/28	500	392,831
2.595%(s)	11/15/26	600	499,218
2.671%(s)	08/15/20	6,935	6,713,290
2.699%(s)	02/15/27	2,000	1,650,705
4.165%(s)	02/15/30	4,000	3,037,397
4.721%(s)	11/15/27	1,350	1,091,949
U.S. Treasury Strips Principal
1.663%(s)	02/15/20	725	709,376
2.920%(s)	11/15/41	1,200	639,617

TOTAL U.S. TREASURY OBLIGATIONS (cost $98,466,985)			100,765,575

TOTAL LONG-TERM INVESTMENTS (cost $1,918,853,077)			1,979,902,374

		Shares
SHORT-TERM INVESTMENTS — 15.2%

AFFILIATED MUTUAL FUNDS — 15.2%
PGIM Core Ultra Short Bond Fund(u)(w)		267,380,348	267,380,348
PGIM Institutional Money Market Fund (cost $75,035,321; includes $74,852,850 of cash collateral for securities on loan)(b)(w)		75,019,097	75,034,101

TOTAL AFFILIATED MUTUAL FUNDS (cost $342,415,669)			342,414,449

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills (cost $698,190)
2.480%	05/09/19	700	698,253

OPTION PURCHASED~* — 0.0% (cost $33,929)			3,000

TOTAL SHORT-TERM INVESTMENTS (cost $343,147,788)			343,115,702

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 102.8% (cost $2,262,000,865)			2,323,018,076

		Shares
SECURITIES SOLD SHORT — (0.6)%

COMMON STOCKS

Banks — (0.1)%
Citigroup, Inc.		24,297	(1,511,759)

Beverages — (0.1)%
Constellation Brands, Inc. (Class A Stock)		12,413	(2,176,371)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Molson Coors Brewing Co. (Class B Stock)	11,211	$(668,736)
National Beverage Corp.	1,333	(76,954)

		(2,922,061)

Electrical Equipment — 0.0%
Acuity Brands, Inc.	4,054	(486,521)

Food & Staples Retailing — 0.0%
Sysco Corp.	5,360	(357,834)

Health Care Providers & Services — (0.2)%
CVS Health Corp.	25,806	(1,391,718)
HCA Healthcare, Inc.	10,844	(1,413,841)
HealthEquity, Inc.*	4,899	(362,428)
McKesson Corp.	6,224	(728,581)

		(3,896,568)

Hotels, Restaurants & Leisure — (0.1)%
MGM Resorts International	67,559	(1,733,564)

Household Products — 0.0%
Colgate-Palmolive Co.	2,896	(198,492)

Internet & Direct Marketing Retail — 0.0%
GrubHub, Inc.*	3,837	(266,556)

Machinery — 0.0%
Illinois Tool Works, Inc.	4,746	(681,193)

Professional Services — 0.0%
ManpowerGroup, Inc.	1,396	(115,435)
TransUnion	2,572	(171,912)

		(287,347)

Road & Rail — (0.1)%
J.B. Hunt Transport Services, Inc.	11,167	(1,131,105)
Kansas City Southern	12,291	(1,425,510)

		(2,556,615)

TOTAL SECURITIES SOLD SHORT (proceeds received $14,840,046)		(14,898,510)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.2% (cost $2,247,160,819)		2,308,119,566
Liabilities in excess of other assets(z) — (2.2)%		(49,138,637)

NET ASSETS — 100.0%		$2,258,980,929

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,518,291 and 0.3% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,415,945; cash collateral of $74,852,850 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A932

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2019.

(r)	Principal amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	04/18/19	$2,650.00	12	1	$3,000

(cost $33,929)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
565	3 Year Australian Treasury Bonds	Jun. 2019	$ 124,671,592	$ 228,251
24	5 Year U.S. Treasury Notes	Jun. 2019	2,779,875	(6,125)
343	10 Year Australian Treasury Bonds	Jun. 2019	259,199,688	620,126
2,999	10 Year U.S. Treasury Notes	Jun. 2019	372,532,031	5,274,469
230	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	38,640,000	1,606,391
16	ASX SPI 200 Index	Jun. 2019	1,752,689	(3,409)
24	Euro STOXX 50 Index	Jun. 2019	880,892	12,788
6	FTSE 100 Index	Jun. 2019	563,560	10,511
191	Mini MSCI EAFE Index	Jun. 2019	17,824,120	378,655
335	Mini MSCI Emerging Markets Index	Jun. 2019	17,711,450	(245,990)
394	S&P 500 E-Mini Index	Jun. 2019	55,904,660	1,504,973
106	S&P Mid Cap 400 E-Mini Index	Jun. 2019	20,150,600	386,370
88	S&P/TSX 60 Index	Jun. 2019	12,605,201	105,272
4	TOPIX Index	Jun. 2019	574,574	(5,630)

				9,866,652

Short Positions:
2	90 Day Euro Dollar	Jun. 2019	487,275	(1,500)
3	90 Day Euro Dollar	Dec. 2019	731,775	(3,487)
2	90 Day Euro Dollar	Jun. 2020	488,875	(3,775)
5	2 Year U.S. Treasury Notes	Jun. 2019	1,065,469	(3,828)
4	5 Year U.S. Treasury Notes	Jun. 2019	463,312	(4,344)
324	10 Year Canadian Government Bonds	Jun. 2019	33,710,450	(312,762)
200	10 Year U.K. Gilt	Jun. 2019	33,699,758	(659,252)
56	10 Year U.S. Treasury Notes	Jun. 2019	6,956,250	(98,984)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	672,000	31
268	ASX SPI 200 Index	Jun. 2019	29,357,546	47,573
919	Euro STOXX 50 Index	Jun. 2019	33,730,824	(581,832)
3,616	MSCI Europe Index	Jun. 2019	88,284,657	(1,435,513)

A933

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
81	Russell 2000 E-Mini Index	Jun. 2019	$ 6,252,390	$(53,570)

				(3,111,243)

				$6,755,409

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/03/19	Citibank, N.A.	GBP	301	$398,505	$392,711	$ —	$ (5,794)
Expiring 04/17/19	Royal Bank of Scotland PLC	GBP	18,124	24,014,593	23,627,770	—	(386,823)
Danish Krone,
Expiring 04/17/19	Toronto-Dominion Bank	DKK	10,723	1,629,072	1,613,906	—	(15,166)
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	2,105	2,365,263	2,364,860	—	(403)
Expiring 04/17/19	Citibank, N.A.	EUR	2,000	2,251,957	2,247,102	—	(4,855)
Japanese Yen,
Expiring 04/03/19	Citibank, N.A.	JPY	134,592	1,219,391	1,214,946	—	(4,445)
Expiring 07/31/19	State Street Bank & Trust Company	JPY	69,300	632,074	631,438	—	(636)
Expiring 07/31/19	State Street Bank & Trust Company	JPY	34,650	316,775	315,719	—	(1,056)
Expiring 07/31/19	State Street Bank & Trust Company	JPY	34,650	316,996	315,719	—	(1,277)
Mexican Peso,
Expiring 04/16/19	State Street Bank & Trust Company	MXN	5,300	275,218	272,261	—	(2,957)
Norwegian Krone,
Expiring 04/17/19	Toronto-Dominion Bank	NOK	6,689	778,048	776,139	—	(1,909)
Expiring 05/15/19	State Street Bank & Trust Company	NOK	4,700	548,232	545,949	—	(2,283)
South African Rand,
Expiring 04/26/19	National Australia Bank Limited	ZAR	1,520	103,292	104,993	1,701	—
Expiring 04/26/19	Toronto-Dominion Bank	ZAR	3,900	280,996	269,390	—	(11,606)
Swedish Krona,
Expiring 04/17/19	Citibank, N.A.	SEK	24,212	2,603,232	2,607,842	4,610	—

				$37,733,644	$37,300,745	6,311	(439,210)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
	State Street Bank & Trust
Expiring 05/15/19	Company	AUD	770	$ 544,891	$ 547,239	$ —	$ (2,348)
British Pound,
Expiring 04/03/19	Royal Bank of Scotland PLC	GBP	2,582	3,439,324	3,363,494	75,830	—
Expiring 05/02/19	Citigroup Global Markets, Inc.	GBP	2,280	2,986,614	2,975,130	11,484	—
Euro,
Expiring 04/03/19	Citibank, N.A.	EUR	13,686	15,643,013	15,358,465	284,548	—
Expiring 04/03/19	Citibank, N.A.	EUR	3,978	4,501,719	4,464,089	37,630	—

A934

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/19	Citibank, N.A.	EUR	78,102	$88,529,697	$87,751,880	$777,817	$—
Expiring 04/17/19	Toronto-Dominion Bank	EUR	3,799	4,307,677	4,267,910	39,767	—
Expiring 04/17/19	Toronto-Dominion Bank	EUR	2,690	3,063,800	3,022,719	41,081	—
Expiring 05/02/19	Citigroup Global Markets, Inc.	EUR	17,664	19,894,929	19,871,413	23,516	—
Expiring 07/31/19	State Street Bank & Trust Company	EUR	550	632,379	623,478	8,901	—
Expiring 07/31/19	State Street Bank & Trust Company	EUR	275	315,939	311,739	4,200	—
Expiring 07/31/19	State Street Bank & Trust Company	EUR	275	315,009	311,739	3,270	—
Hong Kong Dollar,
Expiring 04/03/19	Citibank, N.A.	HKD	20,188	2,574,574	2,572,195	2,379	—
Expiring 04/03/19	Toronto-Dominion Bank	HKD	12,115	1,544,219	1,543,571	648	—
Expiring 05/02/19	Citigroup Global Markets, Inc.	HKD	32,303	4,119,039	4,119,640	—	(601)
Japanese Yen,
Expiring 04/03/19	Citibank, N.A.	JPY	102,835	924,444	928,285	—	(3,841)
Expiring 04/03/19	Citigroup Global Markets, Inc.	JPY	40,231	360,595	363,161	—	(2,566)
Expiring 04/03/19	Toronto-Dominion Bank	JPY	759,205	6,871,756	6,853,262	18,494	—
Expiring 05/07/19	Citigroup Global Markets, Inc.	JPY	767,679	6,949,452	6,949,687	—	(235)
Mexican Peso,
Expiring 04/16/19	State Street Bank & Trust Company	MXN	5,300	274,616	272,261	2,355	—
Norwegian Krone,
Expiring 04/17/19	Citibank, N.A.	NOK	5,911	683,407	685,820	—	(2,413)
Expiring 04/17/19	Toronto-Dominion Bank	NOK	2,374	275,086	275,392	—	(306)
Expiring 05/15/19	Royal Bank of Canada	NOK	4,700	546,702	545,948	754	—
Singapore Dollar,
Expiring 04/03/19	National Australia Bank Limited	SGD	712	528,409	525,711	2,698	—
Expiring 05/02/19	Citigroup Global Markets, Inc.	SGD	712	526,348	526,004	344	—
South African Rand,
Expiring 04/26/19	State Street Bank & Trust Company	ZAR	3,900	264,197	269,390	—	(5,193)
Expiring 04/26/19	State Street Bank & Trust Company	ZAR	1,520	105,230	104,993	237	—
Swiss Franc,
Expiring 04/03/19	Toronto-Dominion Bank	CHF	790	797,022	794,034	2,988	—
Expiring 04/03/19	Toronto-Dominion Bank	CHF	693	688,394	696,082	—	(7,688)
Expiring 04/17/19	Toronto-Dominion Bank	CHF	2,918	2,913,062	2,935,622	—	(22,560)
Expiring 04/17/19	Toronto-Dominion Bank	CHF	881	878,509	886,454	—	(7,945)
Expiring 05/02/19	Citigroup Global Markets, Inc.	CHF	1,483	1,495,100	1,494,286	814	—

				$177,495,152	$176,211,093	1,339,755	(55,696)

						$1,346,066	$(494,906)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/17/19	Buy	EUR	327	GBP	281	$ 698	$ —	Royal Bank of Scotland PLC

A935

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC cross currency exchange contracts (cont’d.):

04/17/19	Buy	EUR	350	CHF	393	$ —	$ (1,938)	Toronto-Dominion Bank

						$ 698	$ (1,938)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Buy Protection(1):

People’s Republic of China	06/20/24	1.000%(Q)	1,650	$ (41,936)	$ (44,651)	$ (2,715)
United Mexican States	06/20/24	1.000%(Q)	1,920	29,508	20,396	(9,112)

				$ (12,428)	$ (24,255)	$(11,827)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):

CDX.EM.31.V1	06/20/24	1.000%(Q)	1,690	$ 58,258	$ 61,841	$ 3,583
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	300	(22,533)	(20,450)	2,083
CDX.NA.IG.25.V1	12/20/20	1.000%(Q)	1,930	(38,077)	(23,860)	14,217
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	2,480	(39,037)	(44,721)	(5,684)
iTraxx Europe S31.V1	06/20/24	1.000%(Q)	EUR 4,690	(83,410)	(96,287)	(12,877)

				$(124,799)	$(123,477)	$ 1,322

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1):

ABX.6.V2	05/25/46	0.110%(Q)	190	$13,775	$ —	$ 13,775	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	170	12,325	—	12,325	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	150	10,875	—	10,875	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	6,525	—	6,525	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	70	5,075	—	5,075	Bank of America, N.A.
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	5,619	—	5,619	Citigroup Global Markets, Inc.
CDX.IOS.10.V1	01/21/41	5.000%(S)	580	5,619	—	5,619	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	(3,598)	—	(3,598)	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	3,305	—	3,305	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	3,231	—	3,231	Citigroup Global Markets, Inc.
CDX.IOS.11.V1	12/12/42	4.000%(M)	440	3,231	—	3,231	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,978	—	1,978	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,978	—	1,978	Citigroup Global Markets, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,978	—	1,978	Goldman Sachs International

A936

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	$ 1,978	$ —	$ 1,978	Goldman Sachs International
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	1,978	—	1,978	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	292,529	—	292,529	Citigroup Global Markets, Inc.
				$368,401	$ —	$368,401

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	837	$ 15,226	$ —	$ 15,226
Ashtead Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	766	(59,891)	—	(59,891)
BHP Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	997	93,045	—	93,045
BP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,113	49,805	—	49,805
BT Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	637	24,915	—	24,915
Burford Capital Ltd.(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	646	(42,723)	—	(42,723)
Diageo PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,117	45,701	—	45,701

A937

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Fevertree Drinks PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	321	$54,428	$—	$54,428
GlaxoSmithKline PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,879	139,666	—	139,666
HSBC Holdings PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	547	(1,275)	—	(1,275)
Imperial Brands PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	945	(4,777)	—	(4,777)
Micro Focus International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	444	48,157	—	48,157
Pearson PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	494	10,589	—	10,589
Persimmon PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	428	(18,613)	—	(18,613)
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	1,835	188,967	—	188,967
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	04/08/19	GBP	475	(14,999)	—	(14,999)

						$528,221	$—	$528,221

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global
Markets Inc.	$ 225,000	$ —
Goldman Sachs & Co. LLC	9,654,037	15,907,207
Total	$ 9,879,037	$15,907,207

A938

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS
Australia — 5.0%
Atlas Arteria Ltd.	51,888	$266,125
Cleanaway Waste Management Ltd.	107,136	169,437
Transurban Group	31,555	295,967

		731,529

Brazil — 0.9%
Rumo SA *	26,496	128,712

Canada — 4.3%
Enbridge, Inc.	9,767	353,742
Pembina Pipeline Corp. (a)	7,671	281,986

		635,728

China — 2.1%
China Tower Corp. Ltd. (Class H Stock), 144A *	729,348	169,668
Guangdong Investment Ltd.	68,466	132,387

		302,055

France — 8.3%
Aeroports de Paris	757	146,657
Eiffage SA	3,239	311,519
Getlink SE	23,026	349,330
Vinci SA	4,130	402,367

		1,209,873

Germany — 4.6%
E.ON SE	20,682	230,002
RWE AG	16,824	451,255

		681,257

Italy — 9.6%
Atlantia SpA	18,002	467,318
Enav SpA, 144A	50,051	273,184
Enel SpA	50,857	326,207
Italgas SpA	54,573	337,100

		1,403,809

Mexico — 0.7%
CFE Capital S de RL de CV	118,389	107,226

New Zealand — 1.7%
Auckland International Airport Ltd.	44,688	247,357

Spain — 7.4%
Cellnex Telecom SA, 144A *	10,267	301,473
Ferrovial SA	18,862	442,274
Iberdrola SA	38,549	338,370

		1,082,117

United Kingdom — 2.4%
National Grid PLC	32,211	357,088

United States — 52.6%
American Electric Power Co., Inc.	5,348	447,894
American Tower Corp., REIT	1,359	267,805
Cheniere Energy, Inc. *	6,154	420,687
Dominion Energy, Inc.	4,929	377,857
Edison International	3,847	238,206
Equinix, Inc., REIT	568	257,395
Evergy, Inc.	5,092	295,591
Exelon Corp.	8,366	419,388

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
FirstEnergy Corp.	12,726	$529,529
Kinder Morgan, Inc.	11,895	238,019
NextEra Energy, Inc.	4,279	827,216
Norfolk Southern Corp.	1,157	216,232
NRG Energy, Inc.	3,413	144,984
ONEOK, Inc.	8,276	577,996
PG&E Corp. *	9,466	168,495
Republic Services, Inc.	2,909	233,825
Sempra Energy (a)	2,892	363,987
Targa Resources Corp.	2,930	121,742
Union Pacific Corp. (a)	3,022	505,278
Vistra Energy Corp.	11,102	288,985
Waste Connections, Inc.	2,787	246,900
Williams Cos., Inc. (The) (a)	18,105	519,976

		7,707,987

TOTAL LONG-TERM INVESTMENTS (cost $12,878,343)		14,594,738

SHORT-TERM INVESTMENTS — 7.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	77,374	77,374
PGIM Institutional Money Market Fund (cost $1,080,130; includes $1,077,081 of cash collateral for securities on loan)(b)(w)	1,079,835	1,080,051

TOTAL SHORT-TERM INVESTMENTS (cost $1,157,504)		1,157,425

TOTAL INVESTMENTS — 107.5% (cost $14,035,847)		15,752,163
Liabilities in excess of other assets — (7.5)%		(1,096,331)

NET ASSETS — 100.0%		$14,655,832

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,060,276; cash collateral of $1,077,081 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A939

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Electric Utilities	24.5%
Oil, Gas & Consumable Fuels	17.2
Transportation Infrastructure	14.0
Multi-Utilities	12.1
Affiliated Mutual Funds (7.4% represents investments purchased with collateral from securities on loan)	7.9
Construction & Engineering	7.9
Road & Rail	5.8
Commercial Services & Supplies	4.4
Equity Real Estate Investment Trusts (REITs)	3.6
Diversified Telecommunication Services	3.2
Independent Power & Renewable Electricity Producers	3.0
Gas Utilities	2.3
Water Utilities	0.9
Banks	0.7

107.5
Liabilities in excess of other assets	(7.5)

100.0%

A940

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS
Aerospace & Defense — 5.0%
Airbus SE (France)	52,763	$6,999,339
Boeing Co. (The)	97,009	37,001,173
Safran SA (France)	98,632	13,549,065

		57,549,577

Automobiles — 1.7%
Tesla, Inc.*(a)	69,168	19,357,356

Banks — 0.9%
JPMorgan Chase & Co.	108,196	10,952,681

Beverages — 0.3%
Constellation Brands, Inc. (Class A Stock)	19,546	3,427,000

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	130,569	17,650,317
BioMarin Pharmaceutical, Inc.*	143,143	12,715,393
Sage Therapeutics, Inc.*(a)	28,776	4,576,823
Vertex Pharmaceuticals, Inc.*	81,476	14,987,510

		49,930,043

Capital Markets — 1.1%
S&P Global, Inc.	61,722	12,995,567

Entertainment — 3.5%
Netflix, Inc.*	113,207	40,365,088

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	43,074	8,488,162
Crown Castle International Corp.	85,179	10,902,912

		19,391,074

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	91,690	22,201,817

Health Care Equipment & Supplies — 3.3%
Danaher Corp.	61,512	8,120,814
Edwards Lifesciences Corp.*	61,602	11,786,311
Intuitive Surgical, Inc.*	30,525	17,416,955

		37,324,080

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	46,748	11,558,910

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.*	15,997	11,362,829
Marriott International, Inc. (Class A Stock)	103,682	12,969,581

		24,332,410

Interactive Media & Services — 12.0%
Alphabet, Inc. (Class A Stock)*	28,921	34,036,836
Alphabet, Inc. (Class C Stock)*	29,109	34,153,881
Facebook, Inc. (Class A Stock)*	191,935	31,993,645
Tencent Holdings Ltd. (China)	805,988	37,215,764

		137,400,126

Internet & Direct Marketing Retail — 9.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	173,584	31,670,401
Amazon.com, Inc.*	40,593	72,285,985

		103,956,386

IT Services — 12.7%
Adyen NV (Netherlands), 144A*	18,903	14,858,453

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
FleetCor Technologies, Inc.*	57,067	$14,072,152
Mastercard, Inc. (Class A Stock)	188,160	44,302,272
PayPal Holdings, Inc.*	177,463	18,427,758
Square, Inc. (Class A Stock)*(a)	180,258	13,504,929
Visa, Inc. (Class A Stock)(a)	257,697	40,249,694

		145,415,258

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	66,374	20,621,738

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	112,190	18,573,054

Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom), ADR(a)	518,586	20,966,432
Bristol-Myers Squibb Co.	163,258	7,789,039
Merck & Co., Inc.	135,433	11,263,963

		40,019,434

Road & Rail — 1.6%
Lyft, Inc. (Class A Stock)*	6,542	512,173
Union Pacific Corp.(a)	103,688	17,336,634

		17,848,807

Semiconductors & Semiconductor Equipment — 3.4%
Broadcom, Inc.	56,986	17,136,260
NVIDIA Corp.	118,550	21,286,838

		38,423,098

Software — 15.6%
Adobe, Inc.*	118,233	31,507,912
Microsoft Corp.	454,263	53,575,778
Red Hat, Inc.*	58,080	10,611,216
salesforce.com, Inc.*	269,321	42,652,367
ServiceNow, Inc.*	37,953	9,355,035
Splunk, Inc.*	98,923	12,325,806
Workday, Inc. (Class A Stock)*	95,941	18,502,222

		178,530,336

Specialty Retail — 2.1%
Home Depot, Inc. (The)	76,047	14,592,659
Lowe’s Cos., Inc.	82,129	8,990,662

		23,583,321

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	162,106	30,792,035

Textiles, Apparel & Luxury Goods — 4.9%
Kering SA (France)	29,249	16,807,496
Lululemon Athletica, Inc.*	94,800	15,534,876
NIKE, Inc. (Class B Stock)	276,393	23,275,055

		55,617,427
TOTAL LONG-TERM INVESTMENTS (cost $546,272,269)		1,120,166,623

A941

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 14.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	27,707,989	$27,707,989
PGIM Institutional Money Market Fund (cost $138,632,401; includes $138,332,874 of cash collateral for securities on loan)(b)(w)	138,607,612	138,635,333

TOTAL SHORT-TERM INVESTMENTS (cost $166,340,390)		166,343,322

TOTAL INVESTMENTS — 112.4% (cost $712,612,659)		1,286,509,945
Liabilities in excess of other assets — (12.4)%		(141,945,357)
NET ASSETS — 100.0%		$1,144,564,588

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,679,267; cash collateral of $138,332,874 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A942

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%

AFFILIATED MUTUAL FUNDS — 15.0%
AST Western Asset Core Plus Bond Portfolio*	4,577,791	$59,694,388
AST Western Asset Emerging Markets Debt Portfolio*	1,050,349	11,910,956

TOTAL AFFILIATED MUTUAL FUNDS (cost $68,598,329)(w)		71,605,344
COMMON STOCKS — 71.9%
Aerospace & Defense — 1.2%
Boeing Co. (The)	2,633	1,004,279
General Dynamics Corp.	3,183	538,818
Harris Corp.	659	105,249
Hexcel Corp.	789	54,567
L3 Technologies, Inc.	4,954	1,022,357
Lockheed Martin Corp.	2,376	713,180
Meggitt PLC (United Kingdom)	119,299	782,905
Northrop Grumman Corp.	2,279	614,418
Raytheon Co.	2,468	449,373
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,833	167,774
Textron, Inc.	3,318	168,090

		5,621,010

Air Freight & Logistics — 0.5%
Cia de Distribucion Integral Logista Holdings SA (Spain)	36,827	868,286
Expeditors International of Washington, Inc.	7,041	534,412
FedEx Corp.	356	64,582
Royal Mail PLC (United Kingdom)	235,831	732,336

		2,199,616

Airlines — 0.6%
Delta Air Lines, Inc.	28,662	1,480,392
Deutsche Lufthansa AG (Germany)	32,445	713,998
International Consolidated Airlines Group SA (United Kingdom)	70,330	467,722

		2,662,112

Auto Components — 0.9%
Bridgestone Corp. (Japan)	19,500	751,804
Gentex Corp.	4,262	88,138
Halla Holdings Corp. (South Korea)	583	20,893
Lear Corp.	827	112,232
Nemak SAB de CV (Mexico), 144A(a)	1,114,700	644,922
S&T Motiv Co. Ltd. (South Korea)	25,293	859,511
Sumitomo Rubber Industries Ltd. (Japan)	48,600	582,165
Tupy SA (Brazil)	223,800	1,045,449

		4,105,114

Automobiles — 0.5%
Ford Motor Co.	92,158	809,147
General Motors Co.	8,809	326,814
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	190,000	225,263
Harley-Davidson, Inc.(a)	13,780	491,394
Kia Motors Corp. (South Korea)	5,173	160,705
Subaru Corp. (Japan)	26,900	612,976

		2,626,299

	Shares	Value
COMMON STOCKS (Continued)
Banks — 3.6%
Agricultural Bank of China Ltd. (China) (Class H Stock)	212,000	$97,881
Aozora Bank Ltd. (Japan)	15,100	372,522
Bank Hapoalim BM (Israel)	107,626	712,977
Bank of America Corp.	41,326	1,140,184
Bankinter SA (Spain)	91,743	699,621
BCB Bancorp, Inc.	13,533	181,342
Berkshire Hills Bancorp, Inc.	6,538	178,095
Bryn Mawr Bank Corp.	6,772	244,672
Canadian Imperial Bank of Commerce (Canada)	5,400	426,715
Central Pacific Financial Corp.	15,597	449,817
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	921,000	587,439
CIT Group, Inc.	1,554	74,545
Citigroup, Inc.	15,167	943,691
City Holding Co.(a)	3,628	276,417
Comerica, Inc.	2,625	192,465
Community Trust Bancorp, Inc.	4,893	200,907
CTBC Financial Holding Co. Ltd. (Taiwan)	202,000	134,173
DNB ASA (Norway)	40,100	739,669
Fifth Third Bancorp	11,035	278,303
Financial Institutions, Inc.	7,285	198,006
First Community Bankshares, Inc.	5,792	191,947
First Financial Corp.	2,355	98,910
First Financial Holding Co. Ltd. (Taiwan)	58,560	40,093
Heritage Commerce Corp.	26,444	319,972
Huntington Bancshares, Inc.	9,027	114,462
Independent Bank Corp.	20,139	432,989
Investors Bancorp, Inc.	13,950	165,308
JPMorgan Chase & Co.	4,201	425,267
KeyCorp.	14,637	230,533
M&T Bank Corp.	1,618	254,058
Midland States Bancorp, Inc.	8,897	214,062
National Bank of Canada (Canada)(a)	11,100	500,947
National Bank of Pakistan (Pakistan)*	164,500	46,911
Opus Bank	9,179	181,744
Peoples Bancorp, Inc.	11,758	364,145
People’s United Financial, Inc.	15,268	251,006
Regions Financial Corp.	18,121	256,412
Sandy Spring Bancorp, Inc.	12,950	405,076
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	95,000	823,323
Sterling Bancorp	6,925	129,013
SunTrust Banks, Inc.	7,534	446,390
Synovus Financial Corp.	1,112	38,208
TCF Financial Corp.	1,024	21,187
Thanachart Capital PCL (Thailand), NVDR	113,000	194,600
Tisco Financial Group PCL (Thailand), NVDR	54,300	151,426
Toronto-Dominion Bank (The) (Canada)	12,400	672,914
Washington Trust Bancorp, Inc.	7,273	350,195
Wells Fargo & Co.	34,698	1,676,607
Zions Bancorp NA	2,603	118,202

		17,245,348

Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)	4,118	217,348
Coca-Cola Co. (The)	14,321	671,082

A943

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico), ADR	1,960	$129,360
PepsiCo, Inc.	5,793	709,932
Suntory Beverage & Food Ltd. (Japan)	8,800	412,847

		2,140,569

Biotechnology — 1.7%
Aduro Biotech, Inc.*	3,183	12,668
Agios Pharmaceuticals, Inc.*(a)	790	53,278
Alkermes PLC*	1,646	60,063
Amgen, Inc.	16,359	3,107,883
Biogen, Inc.*	7,711	1,822,727
Celgene Corp.*	1,779	167,831
Gilead Sciences, Inc.	7,969	518,065
ImmunoGen, Inc.*	20,873	56,566
Ionis Pharmaceuticals, Inc.*(a)	9,913	804,638
PDL BioPharma, Inc.*	132,864	494,254
ProQR Therapeutics NV (Netherlands)*	5,984	82,998
Ultragenyx Pharmaceutical, Inc.*	980	67,973
Vertex Pharmaceuticals, Inc.*	5,225	961,139
Voyager Therapeutics, Inc.*	995	19,044

		8,229,127

Building Products — 0.2%
Armstrong World Industries, Inc.	397	31,530
Johnson Controls International PLC	14,228	525,582
Masonite International Corp.*	5,000	249,450

		806,562

Capital Markets — 1.1%
Ameriprise Financial, Inc.	3,805	487,420
Ares Capital Corp.	49,700	851,858
Cboe Global Markets, Inc.	9,600	916,224
CI Financial Corp. (Canada)	34,600	472,260
Cohen & Steers, Inc.(a)	2,278	96,291
E*TRADE Financial Corp.	3,473	161,251
Evercore, Inc. (Class A Stock)	333	30,303
Franklin Resources, Inc.(a)	4,161	137,896
IG Group Holdings PLC (United Kingdom)	70,423	477,323
Lazard Ltd. (Class A Stock)	1,613	58,294
LPL Financial Holdings, Inc.	797	55,511
Morgan Stanley	23,291	982,880
Northern Trust Corp.	2,933	265,173
T. Rowe Price Group, Inc.	643	64,377

		5,057,061

Chemicals — 0.9%
Albemarle Corp.	287	23,528
BASF SE (Germany)	8,254	608,464
Celanese Corp. (Class A Stock)	1,055	104,034
Formosa Chemicals & Fibre Corp. (Taiwan)	210,000	763,150
Formosa Plastics Corp. (Taiwan)	228,000	810,687
Grand Pacific Petrochemical (Taiwan)	165,000	128,772
Innophos Holdings, Inc.	8,898	268,186
LyondellBasell Industries NV (Class A Stock)	2,956	248,540
PhosAgro PJSC (Russia), GDR	19,055	239,842
PPG Industries, Inc.	3,154	355,992

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Taiwan Styrene Monomer (Taiwan)	921,000	$729,097

		4,280,292

Commercial Services & Supplies — 1.3%
Ennis, Inc.	15,836	328,755
Herman Miller, Inc.	9,895	348,106
KAR Auction Services, Inc.	15,700	805,567
Knoll, Inc.	11,775	222,665
Matthews International Corp. (Class A Stock)	4,300	158,885
McGrath RentCorp.	7,862	444,753
Republic Services, Inc.	9,611	772,532
Societe BIC SA (France)	9,907	883,040
Transcontinental, Inc. (Canada) (Class A Stock)	35,100	439,423
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	194,100	951,823
Waste Management, Inc.	6,399	664,920

		6,020,469

Communications Equipment — 1.0%
Cisco Systems, Inc.	55,043	2,971,772
InterDigital, Inc.	6,100	402,478
Juniper Networks, Inc.	869	23,002
Motorola Solutions, Inc.	6,829	958,928
Sercomm Corp. (Taiwan)	40,000	87,862
Ubiquiti Networks, Inc.	779	116,624

		4,560,666

Construction & Engineering — 1.2%
Aecon Group, Inc. (Canada)	64,200	837,840
China Railway Group Ltd. (China) (Class H Stock)	1,281,000	1,170,786
CTCI Corp. (Taiwan)	58,000	90,406
Fluor Corp.	9,782	359,978
HOCHTIEF AG (Germany)	7,000	1,015,986
Obayashi Corp. (Japan)	53,700	540,809
Primoris Services Corp.	15,739	325,483
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	200,000	195,667
Taisei Corp. (Japan)	14,300	664,283
Veidekke ASA (Norway)	41,465	435,360

		5,636,598

Construction Materials — 0.2%
China National Building Material Co. Ltd. (China) (Class H Stock)	200,000	158,639
Siam Cement PCL (The) (Thailand), NVDR	38,500	586,087
Taiwan Cement Corp. (Taiwan)	125,300	168,156

		912,882

Consumer Finance — 0.2%
Discover Financial Services	8,468	602,583
FirstCash, Inc.	437	37,801
Synchrony Financial	4,437	141,540

		781,924

Containers & Packaging — 0.3%
Avery Dennison Corp.	234	26,442

A944

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Bemis Co., Inc.	9,369	$519,792
Greatview Aseptic Packaging Co. Ltd. (China)	198,000	120,855
Klabin SA (Brazil), UTS	36,900	160,027
Silgan Holdings, Inc.	16,814	498,199
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	41,000	65,450

		1,390,765

Distributors — 0.1%
Core-Mark Holding Co., Inc.	12,600	467,838

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	1,827	1,374
Estacio Participacoes SA (Brazil)	25,000	169,653
H&R Block, Inc.(a)	38,917	931,674

		1,102,701

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	37,999	1,191,648
BCE, Inc. (Canada)	20,147	894,618
CenturyLink, Inc.(a)	9,450	113,306
China Communications Services Corp. Ltd. (China) (Class H Stock)	198,000	176,697
China Telecom Corp. Ltd. (China) (Class H Stock)	458,000	254,480
CITIC Telecom International Holdings Ltd. (China)	3,175,000	1,430,444
Elisa OYJ (Finland)	6,395	288,637
HKT Trust & HKT Ltd. (Hong Kong)	526,000	846,028
KT Corp. (South Korea)	1,380	33,285
KT Corp. (South Korea), ADR*	71,945	894,996
LG Uplus Corp. (South Korea)	100,519	1,369,294
Magyar Telekom Telecommunications PLC (Hungary)	129,927	209,779
Nippon Telegraph & Telephone Corp. (Japan)	29,600	1,257,156
PCCW Ltd. (Hong Kong)	1,204,000	749,567
Rostelecom PJSC (Russia)	62,085	68,653
Telefonica Deutschland Holding AG (Germany)	83,202	261,703
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	207,400	57,520
Telstra Corp. Ltd. (Australia)	85,408	201,247
Verizon Communications, Inc.	14,909	881,569

		11,180,627

Electric Utilities — 2.4%
ALLETE, Inc.	5,084	418,057
American Electric Power Co., Inc.	4,335	363,056
CLP Holdings Ltd. (Hong Kong)	52,000	602,783
Duke Energy Corp.	10,741	966,690
Edison International	16,015	991,649
El Paso Electric Co.	6,887	405,093
Endesa SA (Spain)	37,357	953,431
IDACORP, Inc.	2,231	222,074
Kansai Electric Power Co., Inc. (The) (Japan)	78,300	1,154,591
Manila Electric Co. (Philippines)	30,000	217,335
NextEra Energy, Inc.	1,291	249,576

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Pinnacle West Capital Corp.	5,000	$477,900
PNM Resources, Inc.	11,338	536,741
Portland General Electric Co.	26,457	1,371,531
Red Electrica Corp. SA (Spain)	37,489	798,858
Southern Co. (The)	16,264	840,524
Tenaga Nasional Bhd (Malaysia)	8,300	25,765
Xcel Energy, Inc.	15,998	899,248

		11,494,902

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	52,601	97,779
nVent Electric PLC	1,720	46,406
Powell Industries, Inc.	3,369	89,447
Rockwell Automation, Inc.	701	122,997

		356,629

Electronic Equipment, Instruments & Components — 0.8%
AU Optronics Corp. (Taiwan)	1,799,000	662,558
AVX Corp.	14,389	249,505
CDW Corp.	2,074	199,871
Daktronics, Inc.	32,054	238,802
Dolby Laboratories, Inc. (Class A Stock)	2,871	180,787
Foxconn Technology Co. Ltd. (Taiwan)	12,231	24,459
Methode Electronics, Inc.	2,844	81,850
Nippon Electric Glass Co. Ltd. (Japan)	22,200	589,484
SYNNEX Corp.	1,915	182,672
TE Connectivity Ltd.	12,311	994,113
Tripod Technology Corp. (Taiwan)	29,000	93,962
WiSoL Co. Ltd. (South Korea)	8,146	114,113
Yageo Corp. (Taiwan)	7,443	78,572
Zhen Ding Technology Holding Ltd. (Taiwan)	75,000	233,717

		3,924,465

Energy Equipment & Services — 0.1%
Core Laboratories NV(a)	5,764	397,313
National Oilwell Varco, Inc.	8,899	237,069
Weatherford International PLC*(a)	39,531	27,593

		661,975

Entertainment — 0.2%
Liberty Media Corp.-Liberty Braves (Class A Stock)*	177	4,945
Liberty Media Corp.-Liberty Braves (Class C Stock)*	456	12,663
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	722	24,577
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,361	47,703
Lions Gate Entertainment Corp. (Class B Stock)	2,060	31,105
Madison Square Garden Co. (The) (Class A Stock)*	1,645	482,199
Viacom, Inc. (Class B Stock)	697	19,565
World Wrestling Entertainment, Inc. (Class A Stock)	1,252	108,649

		731,406

Equity Real Estate Investment Trusts (REITs) — 3.2%
Ascott Residence Trust (Singapore)	1,327,400	1,156,003

A945

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CubeSmart	26,874	$861,043
Fibra Uno Administracion SA de CV (Mexico)	160,000	220,502
Gaming & Leisure Properties, Inc.	25,590	987,006
Ichigo Office REIT Investment (Japan)	1,192	1,142,070
Industrial Logistics Properties Trust	9,065	182,841
Japan Retail Fund Investment Corp. (Japan)	441	886,273
Kenedix Retail REIT Corp. (Japan)	406	990,533
KLCCP Stapled Group (Malaysia)	23,700	45,050
Klepierre SA (France)	23,255	814,606
Life Storage, Inc.	8,600	836,522
LTC Properties, Inc.	6,342	290,464
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A*	1,130,000	1,233,611
MGM Growth Properties LLC (Class A Stock)	14,000	451,500
National Health Investors, Inc.	6,082	477,741
Omega Healthcare Investors, Inc.	6,443	245,800
Premier Investment Corp. (Japan)	820	1,034,183
RPT Realty(a)	17,798	213,755
Slate Retail REIT (Canada)	115,000	1,119,579
Tanger Factory Outlet Centers, Inc.(a)	8,464	177,575
Ventas, Inc.	4,151	264,875
Welltower, Inc.	4,053	314,513
WPT Industrial Real Estate Investment Trust (Canada)	83,100	1,160,075
Xenia Hotels & Resorts, Inc.	16,724	366,423
Yuexiu Real Estate Investment Trust (Hong Kong)	53,000	37,686

		15,510,229

Food & Staples Retailing — 2.1%
Casey’s General Stores, Inc.	1,292	166,371
Empire Co. Ltd. (Canada) (Class A Stock)	54,176	1,172,830
George Weston Ltd. (Canada)	9,300	668,715
GS Retail Co. Ltd. (South Korea)	37,498	1,294,082
Kesko OYJ (Finland) (Class B Stock)	12,056	732,998
Koninklijke Ahold Delhaize NV (Netherlands)	50,126	1,333,825
Kroger Co. (The)	13,384	329,246
Lawson, Inc. (Japan)	12,300	681,502
Seven & i Holdings Co. Ltd. (Japan)	17,700	667,872
SpartanNash Co.	2,968	47,102
Sysco Corp.	5,652	377,328
Walgreens Boots Alliance, Inc.	13,131	830,798
Wal-Mart de Mexico SAB de CV (Mexico)	237,700	635,450
Walmart, Inc.	6,111	596,006
Wm Morrison Supermarkets PLC (United Kingdom)	206,413	612,917

		10,147,042

Food Products — 2.2%
B&G Foods, Inc.(a)	6,729	164,322
Binggrae Co. Ltd. (South Korea)	3,776	223,158
Dean Foods Co.(a)	99,560	301,667
Fresh Del Monte Produce, Inc.	13,100	354,093
General Mills, Inc.	4,321	223,612
GFPT PCL (Thailand), NVDR	2,383,100	1,053,885
Hershey Co. (The)	7,143	820,231

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Indofood Sukses Makmur Tbk PT (Indonesia)	221,500	$99,192
Ingredion, Inc.	4,680	443,149
J.M. Smucker Co. (The)	7,655	891,808
JBS SA	58,500	241,151
Kellogg Co.(a)	12,934	742,153
McCormick & Co., Inc.	3,082	464,242
Nestle SA (Switzerland)	9,452	901,310
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	2,155,200	157,772
Tate & Lyle PLC (United Kingdom)	102,093	965,449
Thai Vegetable Oil PCL (Thailand), NVDR	198,000	167,221
Tyson Foods, Inc. (Class A Stock)	14,200	985,906
Uni-President China Holdings Ltd. (China)	130,000	127,796
Uni-President Enterprises Corp. (Taiwan)	414,720	1,007,745

		10,335,862

Gas Utilities — 0.5%
China Resources Gas Group Ltd. (China)	50,000	235,971
Northwest Natural Holding Co.	5,385	353,418
ONE Gas, Inc.	2,134	189,990
Osaka Gas Co. Ltd. (Japan)(a)	21,000	414,503
Southwest Gas Holdings, Inc.	2,905	238,965
Spire, Inc.	5,600	460,824
Suburban Propane Partners LP	19,600	439,236

		2,332,907

Health Care Equipment & Supplies — 0.9%
Ansell Ltd. (Australia)	65,000	1,174,724
Baxter International, Inc.	18,609	1,513,098
LeMaitre Vascular, Inc.	7,188	222,828
Medtronic PLC	9,833	895,589
ResMed, Inc.	5,782	601,155
Wright Medical Group NV*	98	3,082

		4,410,476

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	5,685	452,071
Anthem, Inc.	2,619	751,601
Bangkok Dusit Medical Services PCL (Thailand), NVDR	1,424,400	1,115,059
Cardinal Health, Inc.	6,123	294,822
Chemed Corp.	1,260	403,288
Cigna Corp.	3,300	530,706
CVS Health Corp.	13,289	716,676
Encompass Health Corp.	6,998	408,683
Humana, Inc.	3,722	990,052
Miraca Holdings, Inc. (Japan)	14,800	367,103
Owens & Minor, Inc.(a)	9,760	40,016
Patterson Cos., Inc.(a)	18,000	393,300
Quest Diagnostics, Inc.	6,276	564,338
Sinopharm Group Co. Ltd. (China) (Class H Stock)	33,800	141,091
UnitedHealth Group, Inc.	12,883	3,185,451

		10,354,257

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	11,634	345,413

A946

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands, Inc.	23,300	$476,485
Brinker International, Inc.(a)	27,406	1,216,278
Carnival Corp.	9,260	469,667
Cheesecake Factory, Inc. (The)(a)	8,598	420,614
Cracker Barrel Old Country Store, Inc.(a)	7,930	1,281,567
Darden Restaurants, Inc.	5,610	681,447
Dunkin’ Brands Group, Inc.	5,000	375,500
Jack in the Box, Inc.	2,803	227,211
Las Vegas Sands Corp.	5,865	357,530
Marriott International, Inc. (Class A Stock)	4,588	573,913
McDonald’s Corp.	2,877	546,342
MK Restaurants Group PCL (Thailand), NVDR	69,000	157,737
OPAP SA (Greece)	24,034	247,908
Ruth’s Hospitality Group, Inc.	13,455	344,313
Starbucks Corp.(a)	12,200	906,948
Texas Roadhouse, Inc.	1,804	112,191

		8,395,651

Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	77,146	602,986
CSS Industries, Inc.	8,974	53,754
Ethan Allen Interiors, Inc.(a)	21,528	411,831
La-Z-Boy, Inc.	12,234	403,600
PulteGroup, Inc.	37,246	1,041,398
Sekisui House Ltd. (Japan)	41,600	688,297
Taylor Wimpey PLC (United Kingdom)	356,161	814,807

		4,016,673

Household Products — 0.5%
Church & Dwight Co., Inc.	12,462	887,668
Kimberly-Clark Corp.	2,191	271,465
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	305,100	516,510
Procter & Gamble Co. (The)	8,621	897,015

		2,572,658

Independent Power & Renewable Electricity Producers — 0.4%
Aboitiz Power Corp. (Philippines)	361,900	244,334
AES Gener SA (Chile)	3,676,568	988,155
China Resources Power Holdings Co. Ltd. (China)	108,000	162,503
Clearway Energy, Inc. (Class A Stock)	2,610	37,949
Colbun SA (Chile)	924,392	208,921
Glow Energy PCL (Thailand), NVDR	70,100	200,974
Pattern Energy Group, Inc. (Class A Stock)	13,391	294,602

		2,137,438

Industrial Conglomerates — 0.6%
Alfa SAB de CV (Mexico) (Class A Stock)	1,141,786	1,210,595
CITIC Ltd. (China)	174,000	260,360
Enka Insaat ve Sanayi A/S (Turkey)	24,477	20,182
Honeywell International, Inc.	3,492	554,949
Jardine Matheson Holdings Ltd. (Hong Kong)	10,439	650,501
LG Corp. (South Korea)	480	32,757

		2,729,344

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 2.6%
Admiral Group PLC (United Kingdom)	12,974	$367,101
Allstate Corp. (The)	6,046	569,412
American Financial Group, Inc.	6,215	597,945
Athene Holding Ltd. (Class A Stock)*	1,481	60,425
AXA SA (France)	18,310	461,527
Axis Capital Holdings Ltd.	5,610	307,316
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	28,800	113,287
CNO Financial Group, Inc.	14,534	235,160
DB Insurance Co. Ltd. (South Korea)	3,017	182,446
Direct Line Insurance Group PLC (United Kingdom)	187,655	863,796
Everest Re Group Ltd.	3,347	722,818
First American Financial Corp.	6,971	359,007
Hannover Rueck SE (Germany)	3,752	539,768
Hartford Financial Services Group, Inc. (The)	12,365	614,788
Horace Mann Educators Corp.	8,754	308,228
James River Group Holdings Ltd.	7,049	282,524
Korean Reinsurance Co. (South Korea)	10,935	88,222
Maiden Holdings Ltd.	9,410	6,989
Mercury General Corp.	17,696	886,039
MetLife, Inc.	14,245	606,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,200	1,231,996
Power Financial Corp. (Canada)	45,000	1,051,296
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	336,221
Safety Insurance Group, Inc.	3,597	313,443
Swiss Re AG (Switzerland)	7,646	747,886
Talanx AG (Germany)	20,138	777,847

		12,631,897

Interactive Media & Services — 0.3%
Facebook, Inc. (Class A Stock)*	1,082	180,359
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,728	24,520
Twitter, Inc.*(a)	41,840	1,375,699

		1,580,578

Internet & Direct Marketing Retail — 0.4%
Booking Holdings, Inc.*	281	490,320
eBay, Inc.	13,812	512,978
GS Home Shopping, Inc. (South Korea)	1,034	162,678
PetMed Express, Inc.(a)	17,142	390,495
Qurate Retail, Inc.*	11,962	191,153

		1,747,624

IT Services — 1.1%
Amdocs Ltd.	10,109	546,999
Booz Allen Hamilton Holding Corp.	4,691	272,735
CSG Systems International, Inc.	4,920	208,116
DXC Technology Co.	4,769	306,695
EVERTEC, Inc. (Puerto Rico)	16,033	445,878
Hackett Group, Inc. (The)	23,071	364,522
Infosys Ltd. (India), ADR(a)	17,608	192,455
International Business Machines Corp.	9,083	1,281,611
Science Applications International Corp.	1,478	113,732
Travelport Worldwide Ltd.	29,362	461,864
Western Union Co. (The)	45,900	847,773

A947

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Wipro Ltd. (India), ADR(a)	11,405	$45,392

		5,087,772

Leisure Products — 0.1%
Polaris Industries, Inc.	167	14,100
Sturm Ruger & Co., Inc.(a)	6,815	361,331

		375,431

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,377	482,739

Machinery — 0.8%
Allison Transmission Holdings, Inc.	1,947	87,459
Briggs & Stratton Corp.	16,012	189,422
Caterpillar, Inc.	4,742	642,494
Cummins, Inc.(a)	4,555	719,098
Douglas Dynamics, Inc.	1,812	68,983
Dover Corp.	1,811	169,872
Global Brass & Copper Holdings, Inc.	6,097	209,981
Hyster-Yale Materials Handling, Inc.	5,000	311,800
Illinois Tool Works, Inc.	5,157	740,184
Pentair PLC	10,406	463,171
Snap-on, Inc.	347	54,312

		3,656,776

Media — 2.0%
AMC Networks, Inc. (Class A Stock)*(a)	11,439	649,278
Astro Malaysia Holdings Bhd (Malaysia)	2,420,900	908,576
CBS Corp. (Class B Stock)	881	41,874
Comcast Corp. (Class A Stock)	65,084	2,602,058
Discovery, Inc. (Class A Stock)*(a)	26,540	717,111
Discovery, Inc. (Class C Stock)*	9,447	240,143
Eutelsat Communications SA (France)	35,998	630,562
Gannett Co., Inc.(a)	32,010	337,385
GCI Liberty, Inc. (Class A Stock)*	1,063	59,113
KT Skylife Co. Ltd. (South Korea)	1,767	18,379
Liberty Broadband Corp. (Class A Stock)*	1,197	109,693
Liberty Broadband Corp. (Class C Stock)*	2,308	211,736
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,270	56,568
Liberty Global PLC (United Kingdom) (Class C Stock)*	4,165	100,835
Liberty Latin America Ltd. (Chile) (Class A Stock)*	536	10,366
Liberty Latin America Ltd. (Chile) (Class C Stock)*	698	13,576
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,293	125,727
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,793	221,524
MSG Networks, Inc. (Class A Stock)*(a)	7,973	173,413
National CineMedia, Inc.	2,764	19,486
New Media Investment Group, Inc.	2,482	26,061
Omnicom Group, Inc.	13,760	1,004,342
SES SA (Luxembourg)	42,907	667,999
Tribune Media Co. (Class A Stock)	16,400	756,696

		9,702,501

Metals & Mining — 1.1%
Alrosa PJSC (Russia)	106,300	149,793

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
China Steel Corp. (Taiwan)	323,000	$264,932
Compass Minerals International, Inc.	6,542	355,689
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	13,471	22,122
Freeport-McMoRan, Inc.	31,490	405,906
Kaiser Aluminum Corp.	3,357	351,579
Materion Corp.	7,794	444,726
Norsk Hydro ASA (Norway)	151,424	614,513
Nucor Corp.	10,132	591,203
POSCO (South Korea)	517	115,147
Royal Gold, Inc.	10,025	911,573
Schnitzer Steel Industries, Inc. (Class A Stock)	4,988	119,712
Severstal PJSC (Russia), GDR	10,347	162,137
Steel Dynamics, Inc.	2,591	91,385
Warrior Met Coal, Inc.	15,600	474,240

		5,074,657

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AGNC Investment Corp.	48,744	877,392
Annaly Capital Management, Inc.	80,268	801,877
Anworth Mortgage Asset Corp.	98,509	397,976
Apollo Commercial Real Estate Finance, Inc.	16,996	309,327
Arbor Realty Trust, Inc.(a)	35,446	459,735
Ares Commercial Real Estate Corp.	29,400	446,586
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	12,800	442,368
Cherry Hill Mortgage Investment Corp.(a)	20,600	354,732
Chimera Investment Corp.	46,432	870,136
Dynex Capital, Inc.	8,033	48,921
Invesco Mortgage Capital, Inc.	28,000	442,400
New Residential Investment Corp.	15,043	254,377
Orchid Island Capital, Inc.(a)	58,900	387,562
Starwood Property Trust, Inc.	33,800	755,430
Two Harbors Investment Corp.	70,305	951,227

		7,800,046

Multiline Retail — 1.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,933	423,776
Kohl’s Corp.(a)	13,284	913,541
Macy’s, Inc.	9,470	227,564
Marks & Spencer Group PLC (United Kingdom)	187,337	679,799
Nordstrom, Inc.(a)	20,344	902,867
Target Corp.(a)	20,400	1,637,304

		4,784,851

Multi-Utilities — 1.3%
Avista Corp.	7,496	304,488
Black Hills Corp.	19,100	1,414,737
Canadian Utilities Ltd. (Canada) (Class A Stock)	18,800	513,207
CMS Energy Corp.	13,789	765,841
Consolidated Edison, Inc.	9,306	789,242
Dominion Energy, Inc.	6,000	459,960
DTE Energy Co.	7,000	873,180
National Grid PLC (United Kingdom)	36,977	409,924

A948

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
NorthWestern Corp.	7,708	$542,720

		6,073,299

Oil, Gas & Consumable Fuels — 3.9%
Alliance Resource Partners LP, MLP	12,147	247,313
Anadarko Petroleum Corp.	29,354	1,335,020
BP PLC (United Kingdom)	180,844	1,316,801
Caltex Australia Ltd. (Australia)	18,832	350,649
Chevron Corp.	3,091	380,749
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,234,000	974,897
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	288,276	657,566
CVR Energy, Inc.	5,000	206,000
Delek US Holdings, Inc.	12,870	468,725
DHT Holdings, Inc.	109,700	489,262
Enagas SA (Spain)	40,235	1,171,390
Enbridge, Inc. (Canada)	7,332	265,858
Encana Corp. (Canada)	33,303	241,114
EQM Midstream Partners LP	8,000	369,360
Exxon Mobil Corp.	13,342	1,078,033
Gazprom PJSC (Russia), ADR	66,256	300,123
HollyFrontier Corp.	6,379	314,293
Indo Tambangraya Megah Tbk PT (Indonesia)	74,300	125,067
IRPC PCL (Thailand), NVDR	871,000	158,299
Itochu Enex Co. Ltd. (Japan)	93,300	752,368
JXTG Holdings, Inc. (Japan)	99,700	454,683
Kinder Morgan Canada Ltd. (Canada), 144A	82,500	984,061
Motor Oil Hellas Corinth Refineries SA (Greece)	5,749	133,490
Occidental Petroleum Corp.	18,542	1,227,480
PetroChina Co. Ltd. (China) (Class H Stock)	300,000	194,721
Phillips 66	7,473	711,205
PTT PCL (Thailand), NVDR	280,700	425,790
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	24,406	765,576
Semirara Mining & Power Corp. (Philippines)	508,220	212,991
Star Petroleum Refining PCL (Thailand), NVDR	406,100	139,908
TC PipeLines LP, MLP	25,968	970,164
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,699	82,880
Valero Energy Corp.	12,015	1,019,232

		18,525,068

Paper & Forest Products — 0.1%
Hansol Paper Co. Ltd. (South Korea)	14,826	192,872
Mondi Ltd. (United Kingdom)	5,719	126,396
Schweitzer-Mauduit International, Inc.	4,067	157,474
Suzano Papel e Celulose SA (Brazil)	19,600	231,775

		708,517

Personal Products — 0.1%
Chlitina Holding Ltd. (China)	23,000	220,927
Hengan International Group Co. Ltd. (China)	31,500	277,466

		498,393

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 3.5%
Allergan PLC	9,861	$1,443,749
Bausch Health Cos., Inc.*	3,493	86,277
Bristol-Myers Squibb Co.	16,572	790,650
China Medical System Holdings Ltd. (China)	1,141,000	1,109,667
China Shineway Pharmaceutical Group Ltd. (China)	21,000	21,068
Consun Pharmaceutical Group Ltd. (China)	233,000	171,368
Dr. Reddy’s Laboratories Ltd. (India), ADR(a)	5,622	227,691
Eli Lilly & Co.	7,697	998,763
GlaxoSmithKline PLC (United Kingdom)	31,047	645,267
H. Lundbeck A/S (Denmark)	26,782	1,159,030
Hypera SA (Brazil)	28,500	188,527
Johnson & Johnson	4,271	597,043
Merck & Co., Inc.	10,866	903,725
Mitsubishi Tanabe Pharma Corp. (Japan)	20,400	272,829
Novartis AG (Switzerland)	10,195	982,230
Novo Nordisk A/S (Denmark) (Class B Stock)	25,000	1,312,340
Pfizer, Inc.(a)	36,312	1,542,170
Phibro Animal Health Corp. (Class A Stock)	11,600	382,800
Roche Holding AG (Switzerland)	7,518	2,077,040
Sanofi (France)	16,571	1,465,963
Shionogi & Co. Ltd. (Japan)	8,500	527,336

		16,905,533

Professional Services — 0.7%
Barrett Business Services, Inc.	6,900	533,577
CRA International, Inc.	10,726	542,092
Forrester Research, Inc.	9,071	438,583
Insperity, Inc.	4,471	552,884
Resources Connection, Inc.	21,311	352,484
Robert Half International, Inc.	1,668	108,687
Thomson Reuters Corp. (Canada)	16,000	947,200

		3,475,507

Real Estate Management & Development — 0.8%
China Overseas Land & Investment Ltd. (China)	19,491	74,159
China Vanke Co. Ltd. (China) (Class H Stock)	160,500	675,661
Corp Inmobiliaria Vesta SAB de CV (Mexico)	107,400	154,928
Daito Trust Construction Co. Ltd. (Japan)	4,500	626,615
Deutsche EuroShop AG (Germany)	36,130	1,097,088
Hysan Development Co. Ltd. (Hong Kong)	130,000	697,465
K Wah International Holdings Ltd. (Hong Kong)	124,000	76,557
Pruksa Holding PCL (Thailand), NVDR	72,600	41,239
Quality Houses PCL (Thailand), NVDR	2,387,100	223,250
SP Setia Bhd Group (Malaysia)	52,400	29,108

		3,696,070

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	392,000	744,440
CSX Corp.	7,106	531,671
Globaltrans Investment PLC (Russia), GDR	20,000	213,110
Landstar System, Inc.	110	12,033

A949

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Nobina AB (Sweden), 144A	150,000	$967,293

		2,468,547

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom, Inc.	9,573	2,878,697
Brooks Automation, Inc.	7,441	218,245
Cohu, Inc.	9,798	144,521
Cree, Inc.*(a)	20,997	1,201,448
Intel Corp.	53,151	2,854,210
KLA-Tencor Corp.	698	83,348
Lam Research Corp.	807	144,461
Maxim Integrated Products, Inc.	11,738	624,109
Micron Technology, Inc.*	4,462	184,414
MKS Instruments, Inc.	4,026	374,619
Novatek Microelectronics Corp. (Taiwan)	211,000	1,357,455
Phison Electronics Corp. (Taiwan)	19,000	186,641
Powertech Technology, Inc. (Taiwan)	60,000	141,965
Sitronix Technology Corp. (Taiwan)	52,000	240,001
Skyworks Solutions, Inc.	6,773	558,637
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	222,000	1,775,679
Teradyne, Inc.	2,333	92,947
Texas Instruments, Inc.	10,930	1,159,345
United Microelectronics Corp. (Taiwan)	1,941,000	734,078
Xperi Corp.	19,525	456,885

		15,411,705

Software — 1.9%
Autodesk, Inc.*	9,700	1,511,453
CDK Global, Inc.	16,700	982,294
Citrix Systems, Inc.	10,049	1,001,483
FireEye, Inc.*	1,120	18,805
j2 Global, Inc.	1,013	87,726
LogMeIn, Inc.	3,868	309,827
Microsoft Corp.	5,100	601,494
Nuance Communications, Inc.*	38,973	659,813
Open Text Corp. (Canada)	26,100	1,003,023
Oracle Corp.	38,732	2,080,295
Progress Software Corp.	12,000	532,440
TiVo Corp.	40,400	376,528

		9,165,181

Specialty Retail — 1.4%
Aaron’s, Inc.	9,406	494,756
Abercrombie & Fitch Co. (Class A Stock)	12,476	341,967
American Eagle Outfitters, Inc.	17,698	392,365
Best Buy Co., Inc.	13,985	993,774
CarMax, Inc.*	1,526	106,515
Chico’s FAS, Inc.	8,673	37,034
Children’s Place, Inc. (The)(a)	3,179	309,253
DSW, Inc. (Class A Stock)	9,863	219,156
Foot Locker, Inc.	9,888	599,213
Gap, Inc. (The)	20,300	531,454
O’Reilly Automotive, Inc.*	859	333,550
Rent-A-Center, Inc.*	14,514	302,907
Ross Stores, Inc.	3,868	360,111
Shoe Carnival, Inc.(a)	4,050	137,822
Tiffany & Co.	340	35,887
TJX Cos., Inc. (The)	16,554	880,838

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
USS Co. Ltd. (Japan)	13,309	$246,912
Williams-Sonoma, Inc.(a)	7,218	406,157

		6,729,671

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	12,897	2,449,785
Inventec Corp. (Taiwan)	212,000	161,523
Lite-On Technology Corp. (Taiwan)	832,000	1,211,535
Neopost SA (France)	7,455	178,578
NetApp, Inc.	3,131	217,104
Samsung Electronics Co. Ltd. (South Korea)	17,677	696,284
Seagate Technology PLC(a)	35,403	1,695,450
Western Digital Corp.(a)	31,043	1,491,927
Xerox Corp.	11,561	369,721

		8,471,907

Textiles, Apparel & Luxury Goods — 1.0%
361 Degrees International Ltd. (China)	733,000	139,726
Burberry Group PLC (United Kingdom)	20,452	520,876
Columbia Sportswear Co.	4,649	484,333
Culp, Inc.	2,406	46,267
Deckers Outdoor Corp.*	181	26,605
Formosa Taffeta Co. Ltd. (Taiwan)	175,000	209,069
Hanesbrands, Inc.	2,257	40,355
MC Group PCL (Thailand), NVDR	268,300	81,787
Movado Group, Inc.	12,609	458,715
Oxford Industries, Inc.	5,671	426,799
Ralph Lauren Corp.	6,700	868,856
Ruentex Industries Ltd. (Taiwan)	75,000	197,249
Vera Bradley, Inc.*	42,500	563,125
Wolverine World Wide, Inc.	3,096	110,620
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	139,100	479,245

		4,653,627

Thrifts & Mortgage Finance — 0.1%
FS Bancorp, Inc.	4,600	232,208
New York Community Bancorp, Inc.	7,465	86,370
Oritani Financial Corp.	17,960	298,675

		617,253

Tobacco — 1.1%
Altria Group, Inc.	15,298	878,564
British American Tobacco Malaysia Bhd (Malaysia)	3,500	30,984
Gudang Garam Tbk PT (Indonesia)	36,200	211,527
Imperial Brands PLC (United Kingdom)	34,600	1,183,614
Japan Tobacco, Inc. (Japan)	24,600	609,739
KT&G Corp. (South Korea)	16,064	1,462,262
Philip Morris International, Inc.	9,700	857,383
Vector Group Ltd.	8,479	91,488

		5,325,561

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	5,756	342,309
Marubeni Corp. (Japan)	80,900	559,576
Mitsui & Co. Ltd. (Japan)	48,500	753,645
MSC Industrial Direct Co., Inc. (Class A Stock)	4,818	398,497

A950

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
NOW, Inc.*(a)	12,729	$177,697
Sumitomo Corp. (Japan)	48,000	664,183
W.W. Grainger, Inc.	3,758	1,130,895

		4,026,802

Transportation Infrastructure — 0.9%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	626,000	596,715
Enav SpA (Italy), 144A	101,556	554,304
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	4,500	39,894
Hutchison Port Holdings Trust (Hong Kong), UTS	1,851,200	434,884
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	68,000	96,260
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	136,040	1,348,889
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	156,000	183,014
TAV Havalimanlari Holding A/S (Turkey)	21,556	90,445
Yuexiu Transport Infrastructure Ltd. (China)	1,268,000	1,033,724

		4,378,129

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	90,000	174,025
TTW PCL (Thailand), NVDR	392,900	150,980

		325,005

Wireless Telecommunication Services — 0.3%
China Mobile Ltd. (China)	11,500	117,111
Far EasTone Telecommunications Co. Ltd. (Taiwan)	16,000	38,567
Intouch Holdings PCL (Thailand), NVDR	67,500	122,554
KDDI Corp. (Japan)	12,600	271,189
NTT DOCOMO, Inc. (Japan)	16,600	367,870
SK Telecom Co. Ltd. (South Korea)	861	190,434
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	478,000	519,710

		1,627,435
TOTAL COMMON STOCKS (cost $328,291,668)		343,492,989

PREFERRED STOCKS — 0.1%
Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	18,900	244,013

Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	362,600	225,997
Transneft PJSC (Russia) (PRFC)	34	91,208

TOTAL PREFERRED STOCKS (cost $545,461)		561,218

	Units	Value
RIGHTS* — 0.0%
Banks — 0.0%
CTBC Financial Holding Co. Ltd. (Taiwan), expiring 04/01/19 (cost $0)	1,358	$181

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.7%
iShares Core S&P 500 ETF	3,000	853,680
iShares Russell 1000 Value ETF	6,000	740,940
iShares Russell 2000 ETF(a)	12,200	1,867,698

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $3,469,494)		3,462,318

TOTAL LONG-TERM INVESTMENTS (cost $400,904,952)		419,122,050

SHORT-TERM INVESTMENTS — 17.5%

AFFILIATED MUTUAL FUNDS — 8.7%
PGIM Core Ultra Short Bond Fund(w)	15,695,666	15,695,666
PGIM Institutional Money Market Fund (cost $26,168,999; includes $26,119,275 of cash collateral for securities on loan)(b)(w)	26,161,278	26,166,510

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,864,665)		41,862,176

UNAFFILIATED FUND — 0.6%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $2,988,369)	2,988,369	2,988,369

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 8.2%
U.S. Treasury Bills
2.403%	06/27/19	3,410	3,390,653
2.423%	06/27/19	15,170	15,083,933
2.432%	06/27/19	10,110	10,052,641
2.441%	06/27/19	10,580	10,519,974

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,042,079)			39,047,201

TOTAL SHORT-TERM INVESTMENTS (cost $83,895,113)			83,897,746

TOTAL INVESTMENTS — 105.2% (cost $484,800,065)			503,019,796
Liabilities in excess of other assets(z) — (5.2)%			(25,026,235)

NET ASSETS — 100.0%			$477,993,561

A951

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,605,546; cash collateral of $26,119,275 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
335	S&P 500 E-Mini Index	Jun. 2019	$47,533,150	$ 812,918

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$2,211,000	$ —

Country Allocation:

The country allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

United States	76.3%
Japan	4.2
Canada	2.9
China	2.5
Taiwan	2.5
United Kingdom	2.5
South Korea	1.7
Germany	1.3
Mexico	1.3
Hong Kong	1.1
Thailand	1.0
Switzerland	1.0
Spain	0.9
France	0.9
Brazil	0.6
Denmark	0.5
Netherlands	0.5
Singapore	0.4
Sweden	0.4

Norway	0.4%
Australia	0.4
Russia	0.3
Chile	0.3
Malaysia	0.2
Finland	0.2
Israel	0.1
Philippines	0.1
Luxembourg	0.1
Indonesia	0.1
Italy	0.1
India	0.1
Puerto Rico	0.1
Greece	0.1
Bermuda	0.1
Turkey	0.0	*
Hungary	0.0	*
Pakistan	0.0	*

	105.2
Liabilities in excess of other assets	(5.2)

	100.0%

* Less than +/- 0.05%

A952

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

COMMON STOCKS
Air Freight & Logistics — 2.9%
Expeditors International of Washington, Inc.	1,040,095	$78,943,211

Beverages — 5.5%
Coca-Cola Co. (The)	1,380,981	64,712,770
Monster Beverage Corp.*	1,550,616	84,632,621

		149,345,391

Biotechnology — 5.0%
Amgen, Inc.	238,695	45,347,276
Regeneron Pharmaceuticals, Inc.*	218,491	89,716,774

		135,064,050

Capital Markets — 4.0%
FactSet Research Systems, Inc.(a)	207,217	51,445,765
SEI Investments Co.	1,078,731	56,363,695

		107,809,460

Communications Equipment — 3.2%
Cisco Systems, Inc.	1,601,102	86,443,497

Consumer Finance — 1.1%
American Express Co.	281,263	30,742,046

Energy Equipment & Services — 1.7%
Schlumberger Ltd.	1,059,448	46,160,149

Food Products — 2.7%
Danone SA (France), ADR	4,706,710	72,436,267

Health Care Equipment & Supplies — 2.0%
Varian Medical Systems, Inc.*	376,946	53,420,787

Health Care Technology — 1.9%
Cerner Corp.*	885,101	50,636,628

Hotels, Restaurants & Leisure — 6.5%
Starbucks Corp.(a)	1,150,866	85,555,378
Yum China Holdings, Inc. (China)	843,192	37,867,753
Yum! Brands, Inc.	507,245	50,628,123

		174,051,254

Household Products — 4.9%
Colgate-Palmolive Co.	755,061	51,751,881
Procter & Gamble Co. (The)(a)	765,283	79,627,696

		131,379,577

Interactive Media & Services — 11.3%
Alphabet, Inc. (Class C Stock)*	66,691	78,249,217
Alphabet, Inc. (Class A Stock)*	66,516	78,282,015
Facebook, Inc. (Class A Stock)*	879,407	146,588,353

		303,119,585

Internet & Direct Marketing Retail — 12.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	854,120	155,834,194
Amazon.com, Inc.*	100,246	178,513,065

		334,347,259

IT Services — 7.5%
Automatic Data Processing, Inc.(a)	173,142	27,657,703

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	1,111,512	$173,607,059

		201,264,762

Machinery — 2.6%
Deere & Co	447,069	71,459,509

Pharmaceuticals — 6.0%
Merck & Co., Inc.	408,976	34,014,534
Novartis AG (Switzerland), ADR	507,269	48,768,842
Novo Nordisk A/S (Denmark), ADR	1,484,733	77,666,383

		160,449,759

Semiconductors & Semiconductor Equipment — 4.9%
NVIDIA Corp.(a)	359,772	64,600,660
QUALCOMM, Inc.	1,172,407	66,862,371

		131,463,031

Software — 12.8%
Autodesk, Inc.*	741,723	115,575,278
Microsoft Corp.	791,608	93,362,248
Oracle Corp.	2,519,394	135,316,652

		344,254,178

TOTAL LONG-TERM INVESTMENTS (cost $1,647,081,943)		2,662,790,400

SHORT-TERM INVESTMENTS — 15.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,485,708	24,485,708
PGIM Institutional Money Market Fund (cost $378,231,519; includes $377,424,330 of cash collateral for securities on loan)(b)(w)	378,118,481	378,194,104

TOTAL SHORT-TERM INVESTMENTS (cost $402,717,227)		402,679,812

TOTAL INVESTMENTS — 113.9% (cost $2,049,799,170)		3,065,470,212
Liabilities in excess of other assets — (13.9)%		(374,274,967)
NET ASSETS — 100.0%		$2,691,195,245

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $374,887,726; cash collateral of $377,424,330 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A953

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

AFFILIATED MUTUAL FUNDS — 92.3%
AST FQ Absolute Return Currency Portfolio*.	131,211	$1,268,807
AST Morgan Stanley Multi-Asset Portfolio*	288,123	2,642,092
AST Neuberger Berman Long/Short Portfolio*	211,221	2,359,338
AST PIMCO Dynamic Bond Portfolio*	162,728	1,601,242
AST Wellington Management Real Total Return Portfolio*	212,463	1,910,041

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,611,566)(w)		9,781,520

UNAFFILIATED FUNDS — 7.0%
Arbitrage Fund (The) (Institutional Shares)	23,595	312,633
Gabelli ABC Fund (Advisor Class Shares)	20,974	212,046
Touchstone Merger Arbitrage Fund (Retail Shares)	20,220	213,321

TOTAL UNAFFILIATED FUNDS (cost $743,660)		738,000

TOTAL LONG-TERM INVESTMENTS (cost $10,355,226)		10,519,520

	Shares	Value
SHORT-TERM INVESTMENT — 0.9%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $93,751)(w)	93,751	$93,751

TOTAL INVESTMENTS — 100.2% (cost $10,448,977)		10,613,271
Liabilities in excess of other assets — (0.2)%		(21,961)
NET ASSETS — 100.0%		$10,591,310

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A954

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%

AFFILIATED MUTUAL FUNDS — 97.4%
AST AQR Emerging Markets Equity Portfolio*	430,788	$4,898,060
AST ClearBridge Dividend Growth Portfolio* .	98,911	1,877,334
AST Cohen & Steers Global Realty Portfolio*	2,109	29,002
AST International Growth Portfolio*	305,940	5,445,728
AST International Value Portfolio*	268,458	5,229,556
AST Loomis Sayles Large-Cap Growth Portfolio*	73,238	4,121,078
AST MFS Global Equity Portfolio*	94,563	2,007,568
AST Mid-Cap Growth Portfolio*	215,810	2,294,062
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	87,827	2,904,450
AST QMA US Equity Alpha Portfolio*	112,258	3,519,281
AST Small-Cap Growth Portfolio*	16,555	814,987
AST Small-Cap Value Portfolio*	33,189	884,157
AST T. Rowe Price Large-Cap Value Portfolio*	237,082	3,603,640
AST T. Rowe Price Natural Resources Portfolio*	16,252	352,347

TOTAL AFFILIATED MUTUAL FUNDS (cost $32,774,429)(w)		37,981,250

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.1%
Financial Select Sector SPDR Fund	7,200	185,112
SPDR S&P 500 ETF Trust	1,300	367,224
Vanguard FTSE Developed Markets ETF	5,400	220,698
Vanguard FTSE Emerging Markets ETF	700	29,750

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $690,820)		802,784

TOTAL LONG-TERM INVESTMENTS (cost $33,465,249)		38,784,034

	Shares	Value
SHORT-TERM INVESTMENT — 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $228,778)(w)	228,778	$228,778

TOTAL INVESTMENTS — 100.1% (cost $33,694,027)		39,012,812
Liabilities in excess of other assets — (0.1)%		(30,368)
NET ASSETS — 100.0%		$38,982,444

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A955

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

AFFILIATED MUTUAL FUNDS — 97.0%
AST BlackRock Low Duration Bond Portfolio*	72,759	$801,077
AST High Yield Portfolio*	227,354	2,412,224
AST PIMCO Dynamic Bond Portfolio*	40,686	400,351
AST Prudential Core Bond Portfolio*	2,466,127	31,122,524
AST Wellington Management Global Bond Portfolio*	230,323	2,607,257
AST Western Asset Emerging Markets Debt Portfolio*	142,225	1,612,835

TOTAL AFFILIATED MUTUAL FUNDS (cost $36,777,631)(w)		38,956,268

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.4%
iShares 3-7 Year Treasury Bond ETF	500	61,599
iShares TIPS Bond ETF	4,308	487,106

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $548,752)		548,705

TOTAL LONG-TERM INVESTMENTS (cost $37,326,383)		39,504,973

		Shares	Value
SHORT-TERM INVESTMENTS — 1.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $662,325)(w)		662,325	$662,325

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $19,893)
2.420%	06/20/19	20	19,895

TOTAL SHORT-TERM INVESTMENTS (cost $682,218)			682,220

TOTAL INVESTMENTS — 100.1% (cost $38,008,601)			40,187,193
Liabilities in excess of other assets — (0.1)%			(26,251)

NET ASSETS — 100.0%			$40,160,942

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Futures contract outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Unrealized Appreciation (Depreciation)
Long Position:
4	5 Year U.S. Treasury Notes	Jun. 2019	$463,313	$4,094

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$ —	$19,895

A956

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Austria — 0.3%
Erste Group Bank AG*	66,883	$2,461,984
Brazil — 0.3%
Ambev SA	518,275	2,227,788
Canada — 1.9%
Canadian National Railway Co.	147,082	13,160,897
Denmark — 0.7%
Carlsberg A/S (Class B Stock)	38,152	4,772,500
France — 10.3%
Air Liquide SA	52,588	6,694,364
Danone SA	152,859	11,787,323
Hermes International	2,337	1,544,740
Legrand SA	101,919	6,832,618
LVMH Moet Hennessy Louis Vuitton SE	45,627	16,797,148
Pernod Ricard SA	72,896	13,097,998
Schneider Electric SE	185,313	14,554,512

		71,308,703
Germany — 4.1%
Bayer AG	177,946	11,514,152
Brenntag AG	67,523	3,484,955
Deutsche Boerse AG	21,189	2,721,913
Merck KGaA	48,341	5,519,315
MTU Aero Engines AG	21,386	4,853,176

		28,093,511
Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	74,897	9,473,722
Japan — 2.7%
Hoya Corp.	70,600	4,672,846
Kubota Corp.	542,000	7,855,933
Olympus Corp.(a)	577,600	6,270,647

		18,799,426
Macau — 0.2%
Sands China Ltd.	259,200	1,306,276
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	338,119	1,836,898
Netherlands — 2.2%
Akzo Nobel NV	93,522	8,301,355
Heineken NV	62,592	6,610,093
		14,911,448
South Korea — 0.8%
Samsung Electronics Co. Ltd.	134,591	5,301,444
Spain — 1.2%
Aena SME SA, 144A	46,654	8,412,100
Sweden — 2.3%
Essity AB (Class B Stock)	551,653	15,927,810
Switzerland — 7.5%
Adecco Group AG	61,476	3,281,107
Cie Financiere Richemont SA	87,849	6,403,256
Julius Baer Group Ltd.*	64,709	2,616,459
Nestle SA	197,348	18,818,416
Roche Holding AG	43,119	11,912,726

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Sonova Holding AG	12,102	$2,396,989
UBS Group AG*	511,831	6,215,786

		51,644,739
Thailand — 0.2%
Kasikornbank PCL	231,200	1,368,219
United Kingdom — 9.7%
Burberry Group PLC	147,979	3,768,760
Compass Group PLC	324,558	7,629,172
Diageo PLC	382,419	15,638,375
Linde PLC (AQUIS)	60,218	10,567,966
Linde PLC (NYSE)	17,839	3,138,415
Reckitt Benckiser Group PLC	182,731	15,208,591
Whitbread PLC	70,524	4,666,835
WPP PLC	610,081	6,452,677

		67,070,791
United States — 52.9%
3M Co.	53,561	11,128,905
Abbott Laboratories	136,145	10,883,431
Accenture PLC (Class A Stock)	101,818	17,922,004
American Express Co.	85,018	9,292,467
Amphenol Corp. (Class A Stock)	40,311	3,806,971
Aon PLC	45,100	7,698,569
Aptiv PLC	42,377	3,368,548
AutoZone, Inc.*	2,040	2,089,205
Bank of New York Mellon Corp. (The)	208,728	10,526,153
Cisco Systems, Inc.	123,541	6,669,979
Cognizant Technology Solutions Corp. (Class A Stock)	110,628	8,014,999
Colgate-Palmolive Co.	114,619	7,855,986
Comcast Corp. (Class A Stock)	495,890	19,825,682
Cooper Cos., Inc. (The)	28,694	8,498,302
Coty, Inc. (Class A Stock)(a)	351,446	4,041,628
eBay, Inc.	160,014	5,942,920
Equifax, Inc.(a)	43,990	5,212,815
Goldman Sachs Group, Inc. (The)	32,770	6,291,512
Harley-Davidson, Inc.(a)	56,806	2,025,702
Honeywell International, Inc.	104,778	16,651,320
Johnson & Johnson	19,768	2,763,369
Kansas City Southern	110,914	12,863,806
Kellogg Co.(a)	96,751	5,551,572
Marriott International, Inc. (Class A Stock)	4,464	558,402
Medtronic PLC	209,310	19,063,955
Microchip Technology, Inc.(a)	33,187	2,753,194
National Oilwell Varco, Inc.	49,285	1,312,952
NOW, Inc.*(a)	28,713	400,833
Omnicom Group, Inc.(a)	47,704	3,481,915
Oracle Corp.	198,032	10,636,299
PayPal Holdings, Inc.*	46,949	4,875,184
PPG Industries, Inc.	74,595	8,419,538
Resideo Technologies, Inc.*	17,883	344,963
Sally Beauty Holdings, Inc.*(a)	88,015	1,620,356
Schlumberger Ltd.	71,827	3,129,502
State Street Corp.	147,233	9,689,404
Stryker Corp.	68,546	13,539,206
Thermo Fisher Scientific, Inc.	81,562	22,325,151
United Parcel Service, Inc. (Class B Stock)	99,798	11,151,429
United Technologies Corp.	55,301	7,127,746

A957

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Visa, Inc. (Class A Stock)(a)	136,348	$21,296,194
Walt Disney Co. (The)	117,263	13,019,711
Waters Corp.*	28,864	7,265,357
Wynn Resorts Ltd.	10,527	1,256,082
Zimmer Biomet Holdings, Inc.	98,944	12,635,149

		364,828,367

TOTAL LONG-TERM INVESTMENTS (cost $538,432,821)		682,906,623

SHORT-TERM INVESTMENTS — 8.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	5,654,395	5,654,395
PGIM Institutional Money Market Fund (cost $56,059,384; includes $55,937,134 of cash collateral for securities on loan)(b)(w)	56,042,598	56,053,807

Value

TOTAL SHORT-TERM INVESTMENTS (cost $61,713,779)	$61,708,202

TOTAL INVESTMENTS — 107.9% (cost $600,146,600)	744,614,825
Liabilities in excess of other assets — (7.9)%	(54,713,782)

NET ASSETS — 100.0%	$689,901,043

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,040,515; cash collateral of $55,937,134 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Health Care Equipment & Supplies	11.3%
Affiliated Mutual Funds (8.1% represents investments purchased with collateral from securities on loan)	8.9
IT Services	7.6
Beverages	6.1
Household Products	5.7
Capital Markets	5.5
Chemicals	5.4
Food Products	5.2
Pharmaceuticals	4.6
Media	4.3
Life Sciences Tools & Services	4.3
Textiles, Apparel & Luxury Goods	4.1
Industrial Conglomerates	4.0
Road & Rail	3.8
Electrical Equipment	3.1
Software	2.9
Hotels, Restaurants & Leisure	2.2
Entertainment	1.9

Aerospace & Defense	1.7%
Air Freight & Logistics	1.6
Consumer Finance	1.4
Professional Services	1.2
Transportation Infrastructure	1.2
Machinery	1.1
Insurance	1.1
Communications Equipment	1.0
Internet & Direct Marketing Retail	0.9
Banks	0.8
Technology Hardware, Storage & Peripherals	0.8
Energy Equipment & Services	0.6
Personal Products	0.6
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.6
Specialty Retail	0.5
Auto Components	0.5
Semiconductors & Semiconductor Equipment	0.4
Automobiles	0.3
Building Products	0.1

107.9
Liabilities in excess of other assets	(7.9)

100.0%

A958

AST MFS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%
COMMON STOCKS — 54.2%
Aerospace & Defense — 1.7%
Airbus SE (France)	2,900	$384,705
Boeing Co. (The)	14,085	5,372,301
Embraer SA (Brazil), ADR	49,100	933,391
Hexcel Corp	45,765	3,165,107
Safran SA (France)	7,509	1,031,515
United Technologies Corp.	23,717	3,056,884

		13,943,903
Airlines — 0.6%
Delta Air Lines, Inc.	37,310	1,927,062
Japan Airlines Co. Ltd. (Japan)	32,600	1,147,980
Qantas Airways Ltd. (Australia)	284,000	1,140,770
Ryanair Holdings PLC (Ireland), ADR*	4,482	335,881

		4,551,693
Auto Components — 0.3%
Continental AG (Germany)	3,303	497,386
Denso Corp. (Japan)	16,000	623,828
Magna International, Inc. (Canada)	11,589	564,295
Toyota Industries Corp. (Japan)	23,700	1,189,135

		2,874,644
Automobiles — 0.1%
BYD Co. Ltd. (China) (Class H Stock)(a)	73,000	441,670
Banks — 4.7%
AIB Group PLC (Ireland)	199,500	896,491
Banco Bradesco SA (Brazil), ADR	58,249	635,497
Bancolombia SA (Colombia), ADR	11,184	571,055
Bank of America Corp.	281,883	7,777,152
Bank OZK	83,456	2,418,555
Barclays PLC (United Kingdom)	267,026	538,339
Citigroup, Inc.	49,340	3,069,935
Citizens Financial Group, Inc.	51,743	1,681,648
DBS Group Holdings Ltd. (Singapore)	115,600	2,158,165
DNB ASA (Norway)	46,195	852,095
Erste Group Bank AG (Austria)*	13,333	490,792
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	94,200	511,760
HDFC Bank Ltd. (India), ADR	6,004	695,924
HSBC Holdings PLC (United Kingdom), (QMTF)	76,188	618,430
HSBC Holdings PLC (United Kingdom), (XHKG)	171,300	1,394,517
ICICI Bank Ltd. (India), ADR	60,359	691,714
JPMorgan Chase & Co.	58,401	5,911,933
KBC Group NV (Belgium)	17,700	1,239,216
Komercni banka A/S (Czech Republic)	7,684	314,258
Mediobanca Banca di Credito Finanziario SpA (Italy)	86,300	898,770
PNC Financial Services Group, Inc. (The)	18,160	2,227,506
Resona Holdings, Inc. (Japan)	155,000	670,684
Societe Generale SA (France)	9,388	271,891
Sumitomo Mitsui Financial Group, Inc. (Japan)	55,700	1,947,439

		38,483,766
Beverages — 0.6%
Constellation Brands, Inc. (Class A Stock)	6,146	1,077,578

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Diageo PLC (United Kingdom)	26,041	$1,064,902
Heineken Holding NV (Netherlands)	15,700	1,574,627
Heineken NV (Netherlands)	7,266	767,333
Kirin Holdings Co. Ltd. (Japan)	500	11,922
PepsiCo, Inc.	3,803	466,058

		4,962,420
Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*	9,627	1,301,378
Amgen, Inc.	10,800	2,051,783
Celgene Corp.*	17,000	1,603,779
Exelixis, Inc.*	27,807	661,807
Heron Therapeutics, Inc.*(a)	24,079	588,491
Regeneron Pharmaceuticals, Inc.*	2,111	866,819
Vertex Pharmaceuticals, Inc.*	6,653	1,223,819

		8,297,876
Capital Markets — 1.3%
Credit Suisse Group AG (Switzerland), ADR(a)	39,080	455,282
Daiwa Securities Group, Inc. (Japan)	223,300	1,087,810
Deutsche Boerse AG (Germany)	6,900	886,366
Evercore, Inc. (Class A Stock)	5,850	532,349
IG Group Holdings PLC (United Kingdom)	49,000	332,119
Macquarie Group Ltd. (Australia)	11,900	1,093,215
Morgan Stanley	111,504	4,705,469
UBS Group AG (Switzerland)*	120,200	1,459,735

		10,552,345
Chemicals — 1.5%
Arkema SA (France)	8,397	800,793
Celanese Corp. (Class A Stock)	17,750	1,750,328
Denka Co. Ltd. (Japan)	20,000	576,806
DowDuPont, Inc.(a)	101,912	5,432,928
Kuraray Co. Ltd. (Japan)	69,400	883,288
Linde PLC (United Kingdom)	11,334	1,993,991
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	10,445	401,506
Toray Industries, Inc. (Japan)	73,900	471,807

		12,311,447
Commercial Services & Supplies — 0.3%
Cintas Corp.	4,982	1,006,912
Copart, Inc.*(a)	9,762	591,480
Secom Co. Ltd. (Japan)	9,300	796,584

		2,394,976
Communications Equipment — 0.5%
Cisco Systems, Inc.	73,410	3,963,406
Construction & Engineering — 0.2%
EMCOR Group, Inc.	12,177	889,895
Quanta Services, Inc.	24,178	912,478

		1,802,373
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	118,500	726,800
HeidelbergCement AG (Germany)	23,600	1,702,926

A959

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Martin Marietta Materials, Inc.	11,916	$2,397,261

		4,826,987
Consumer Finance — 0.7%
American Express Co.	18,450	2,016,585
Capital One Financial Corp.	47,994	3,920,630

		5,937,215
Containers & Packaging — 0.1%
Smurfit Kappa Group PLC (Ireland)	36,668	1,026,246
Distributors — 0.1%
Inchcape PLC (United Kingdom)	92,600	689,559
Diversified Financial Services — 0.6%
Challenger Ltd. (Australia)	79,700	468,810
EXOR NV (Netherlands)	4,200	273,482
Groupe Bruxelles Lambert SA (Belgium)	10,500	1,021,892
Investor AB (Sweden) (Class B Stock)	16,284	733,995
ORIX Corp. (Japan)	115,700	1,660,585
Voya Financial, Inc.	16,937	846,173

		5,004,937
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	133,020	4,171,507
Inmarsat PLC (United Kingdom)	17,400	126,277
Nippon Telegraph & Telephone Corp. (Japan)	24,000	1,019,316
Verizon Communications, Inc.	90,238	5,335,773

		10,652,873
Electric Utilities — 0.9%
American Electric Power Co., Inc.	30,720	2,572,799
Exelon Corp.	52,610	2,637,339
PPL Corp.	74,260	2,357,012

		7,567,150
Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	71,000	1,337,440
AMETEK, Inc.	31,403	2,605,507
Generac Holdings, Inc.*	13,837	708,870
Prysmian SpA (Italy)	52,614	996,873
Siemens Gamesa Renewable Energy SA (Spain)*	69,700	1,112,126

		6,760,816
Electronic Equipment, Instruments & Components — 0.5%
Hitachi Ltd. (Japan)	55,540	1,798,570
Hon Hai Precision Industry Co. Ltd. (Taiwan)	172,280	412,745
Kyocera Corp. (Japan)	9,600	563,754
Zebra Technologies Corp. (Class A Stock)*	6,327	1,325,696

		4,100,765
Energy Equipment & Services — 0.2%
Core Laboratories NV(a)	6,810	469,413
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,623	468,735
TechnipFMC PLC (United Kingdom)	44,742	1,052,332

		1,990,480

	Shares	Value
COMMON STOCKS (Continued)
Entertainment — 0.3%
Netflix, Inc.*	760	$270,986
Square Enix Holdings Co. Ltd. (Japan)	19,900	696,831
Vivendi SA (France)	46,800	1,357,028

		2,324,845
Equity Real Estate Investment Trusts (REITs) — 0.6%
British Land Co. PLC (The) (United Kingdom)	149,000	1,143,860
Hospitality Properties Trust	78,010	2,052,443
WP Carey, Inc.	17,101	1,339,521

		4,535,824
Food & Staples Retailing — 0.4%
Seven & i Holdings Co. Ltd. (Japan)	43,700	1,648,926
Tesco PLC (United Kingdom)	512,598	1,550,948

		3,199,874
Food Products — 1.2%
Hershey Co. (The)	12,014	1,379,568
Indofood Sukses Makmur Tbk PT (Indonesia)	504,100	225,746
J.M. Smucker Co. (The)(a)	17,560	2,045,740
JBS SA.	145,900	601,434
Mowi ASA (Norway)	36,000	805,438
Nestle SA (Switzerland)	26,067	2,485,658
Tyson Foods, Inc. (Class A Stock)	31,330	2,175,242

		9,718,826
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.*	79,652	3,057,044
Integer Holdings Corp.*	6,557	494,529
Koninklijke Philips NV (Netherlands)	46,316	1,891,989
Zimmer Biomet Holdings, Inc.	7,043	899,391

		6,342,953
Health Care Providers & Services — 2.2%
Centene Corp.*	45,071	2,393,270
Covetrus, Inc.*	18,892	601,710
CVS Health Corp.	46,597	2,512,976
Fresenius SE & Co. KGaA (Germany)	22,900	1,281,290
Sinopharm Group Co. Ltd. (China) (Class H Stock)	83,600	348,970
UnitedHealth Group, Inc.	27,140	6,710,636
Universal Health Services, Inc. (Class B Stock)(a)	20,301	2,715,665
WellCare Health Plans, Inc.*	4,505	1,215,224

		17,779,741
Health Care Technology — 0.1%
Cerner Corp.*	15,672	896,595
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	13,314	675,286
Darden Restaurants, Inc.	9,787	1,188,827
MGM Resorts International	92,889	2,383,532
Penn National Gaming, Inc.*	42,499	854,230
Royal Caribbean Cruises Ltd.	13,080	1,499,230
Sodexo SA (France)	5,496	605,580
TUI AG (Germany)	71,200	684,697
Whitbread PLC (United Kingdom)	13,300	880,110

A960

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Destinations, Inc.	19,140	$774,979

		9,546,471
Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	89,580	700,172
Persimmon PLC (United Kingdom)	21,900	620,020
PulteGroup, Inc.	62,770	1,755,049
Sony Corp. (Japan)	42,000	1,764,575

		4,839,816
Household Products — 0.3%
Colgate-Palmolive Co.	23,140	1,586,016
WD-40 Co.(a)	4,724	800,435

		2,386,451
Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd. (Hong Kong)	171,900	1,808,404
DCC PLC (United Kingdom)	12,200	1,055,415
Siemens AG (Germany)	15,205	1,638,406
Toshiba Corp. (Japan)	51,190	1,628,933

		6,131,158
Insurance — 1.9%
Allianz SE (Germany)	7,221	1,610,530
Allstate Corp. (The)	23,410	2,204,754
American International Group, Inc.	44,367	1,910,442
Aviva PLC (United Kingdom)	279,138	1,501,301
China Life Insurance Co. Ltd. (China) (Class H Stock)	220,000	591,980
Everest Re Group Ltd.	3,086	666,453
Hartford Financial Services Group, Inc. (The)	38,880	1,933,114
Lincoln National Corp.	27,530	1,616,011
MetLife, Inc.	46,658	1,986,231
MS&AD Insurance Group Holdings, Inc. (Japan)	42,300	1,285,632
Talanx AG (Germany)	14,600	563,937

		15,870,385
Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	3,274	3,853,138
Alphabet, Inc. (Class C Stock)*	3,183	3,734,646
Baidu, Inc. (China), ADR*	7,264	1,197,470
Facebook, Inc. (Class A Stock)*	20,003	3,334,300
IAC/InterActiveCorp*	5,088	1,069,040
TripAdvisor, Inc.*	17,498	900,272

		14,088,866
Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	3,512	6,253,993
Booking Holdings, Inc.*	970	1,692,563
Etsy, Inc.*	13,103	880,784
Expedia Group, Inc.	7,297	868,343

		9,695,683
IT Services — 1.7%
Amadeus IT Group SA (Spain)	15,006	1,203,620
Capgemini SE (France)	4,774	579,608
DXC Technology Co.	21,990	1,414,177

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fujitsu Ltd. (Japan)	7,970	$574,938
Mastercard, Inc. (Class A Stock)	14,039	3,305,483
PayPal Holdings, Inc.*	18,508	1,921,871
Perspecta, Inc.	10,995	222,319
Visa, Inc. (Class A Stock)(a)	27,830	4,346,768

		13,568,784
Leisure Products — 0.1%
Sega Sammy Holdings, Inc. (Japan)	65,600	772,831
Life Sciences Tools & Services — 0.2%
ICON PLC (Ireland)*	10,192	1,392,023
IQVIA Holdings, Inc.*	4,692	674,944

		2,066,967
Machinery — 1.1%
Cummins, Inc.(a)	19,098	3,015,001
FANUC Corp. (Japan)	5,500	938,752
Ingersoll-Rand PLC	27,560	2,975,101
Meritor, Inc.*	33,384	679,364
PACCAR, Inc.	26,120	1,779,817

		9,388,035
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	800	1,015,393
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	3,767	1,306,810
Informa PLC (United Kingdom)	111,504	1,081,522
ITV PLC (United Kingdom)	206,352	342,099
Publicis Groupe SA (France)	9,400	503,817

		3,234,248
Metals & Mining — 0.5%
ArcelorMittal (Luxembourg)	52,100	1,060,597
BHP Group Ltd. (Australia), ADR(a)	8,281	452,722
BHP Group PLC (Australia), ADR(a)	11,100	535,908
Glencore PLC (Switzerland)*	116,800	484,907
Norsk Hydro ASA (Norway)	89,170	361,872
Rio Tinto PLC (Australia), ADR(a)	11,953	703,434
voestalpine AG (Austria)	12,609	384,648

		3,984,088
Multiline Retail — 0.3%
Dollar General Corp.(a)	19,608	2,339,234
Multi-Utilities — 0.4%
Engie SA (France)	112,800	1,681,795
Veolia Environnement SA (France)	80,500	1,801,300

		3,483,095
Oil, Gas & Consumable Fuels — 2.8%
Anadarko Petroleum Corp.	34,896	1,587,070
Chevron Corp.	25,990	3,201,448
ConocoPhillips	38,007	2,536,587
Eni SpA (Italy)	74,600	1,320,516
Equinor ASA (Norway), ADR(a)	32,867	722,089
Exxon Mobil Corp.	43,970	3,552,776
JXTG Holdings, Inc. (Japan)	319,600	1,457,538
Marathon Petroleum Corp.	30,210	1,808,069

A961

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Occidental Petroleum Corp.	35,478	$2,348,644
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	16,729	524,761
Santos Ltd. (Australia)	97,900	472,945
TOTAL SA (France)	21,500	1,195,638
Valero Energy Corp.	23,660	2,007,078

		22,735,159
Personal Products — 0.2%
Unilever PLC (United Kingdom)	23,562	1,351,485
Pharmaceuticals — 3.4%
Allergan PLC	29,450	4,311,774
Astellas Pharma, Inc. (Japan)	73,800	1,108,089
Bausch Health Cos., Inc.*	36,472	900,858
Bayer AG (Germany)	14,460	935,647
Bristol-Myers Squibb Co.	51,440	2,454,202
Jazz Pharmaceuticals PLC*	9,066	1,295,985
Merck & Co., Inc.	17,067	1,419,462
Merck KGaA (Germany)	16,128	1,841,408
Novartis AG (Switzerland)	21,267	2,048,955
Novartis AG (Switzerland), ADR	10,653	1,024,179
Pfizer, Inc.(a)	179,298	7,614,786
Roche Holding AG (Switzerland)	2,915	805,343
Sanofi (France)	18,758	1,659,438
Shanghai Fosun Pharmaceutical Group Co.
Ltd. (China) (Class H Stock)	98,500	358,571

		27,778,697
Professional Services — 0.1%
RELX PLC (United Kingdom)	26,831	573,913
TriNet Group, Inc.*	10,595	632,945

		1,206,858
Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	42,890	2,120,911
CK Asset Holdings Ltd. (Hong Kong)	145,300	1,292,250
Savills PLC (United Kingdom)	26,400	310,966
Vonovia SE (Germany)	8,936	464,057

		4,188,184
Road & Rail — 0.1%
Norfolk Southern Corp.	5,749	1,074,431
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	76,469	3,032,761
ASE Technology Holding Co. Ltd. (Taiwan)	231,243	507,631
ASML Holding NV (Netherlands)	4,500	847,508
Broadcom, Inc.	18,145	5,456,383
Infineon Technologies AG (Germany)	57,300	1,140,666
Intel Corp.	85,000	4,564,500
Lam Research Corp.	4,949	885,920
Marvell Technology Group Ltd.	138,150	2,747,804
NXP Semiconductors NV (Netherlands)	22,908	2,024,837
ON Semiconductor Corp.*	55,189	1,135,238
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	109,000	871,843
Universal Display Corp.(a)	20,378	3,114,777

		26,329,868

	Shares	Value
COMMON STOCKS (Continued)
Software — 3.0%
Check Point Software Technologies Ltd. (Israel)*	4,866	$615,500
CyberArk Software Ltd. (Israel)*	4,276	509,058
Fortinet, Inc.*	11,528	968,006
Microsoft Corp.	115,599	13,633,746
Mimecast Ltd.*	9,400	445,089
New Relic, Inc.*(a)	4,237	418,192
PTC, Inc.*	28,957	2,669,256
Qualys, Inc.*	10,076	833,688
SailPoint Technologies Holding, Inc.*	14,958	429,594
salesforce.com, Inc.*	11,142	1,764,559
SAP SE (Germany)	14,300	1,655,499
Tableau Software, Inc. (Class A Stock)*	7,042	896,306

		24,838,493
Specialty Retail — 1.1%
Best Buy Co., Inc.	33,640	2,390,458
Dick’s Sporting Goods, Inc.(a)	22,641	833,415
Home Depot, Inc. (The)	25,705	4,932,532
RH*(a)	6,240	642,408

		8,798,813
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	52,442	9,961,358
Samsung Electronics Co. Ltd. (South Korea)	33,692	1,327,104

		11,288,462
Textiles, Apparel & Luxury Goods — 0.6%
ANTA Sports Products Ltd. (China)	74,000	505,145
Deckers Outdoor Corp.*	6,134	901,637
Lululemon Athletica, Inc.*	6,194	1,015,011
PVH Corp.	20,910	2,549,975

		4,971,768
Tobacco — 0.5%
Altria Group, Inc.	35,840	2,058,291
Imperial Brands PLC (United Kingdom)	48,706	1,666,158

		3,724,449
Trading Companies & Distributors — 0.2%
Rexel SA (France)	36,400	410,752
United Rentals, Inc.*	13,680	1,562,940

		1,973,692
Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	72,300	736,270
Rogers Communications, Inc. (Canada) (Class B Stock)	7,342	395,146
SoftBank Group Corp. (Japan)	14,800	1,438,974
Vodafone Group PLC (United Kingdom)	833,625	1,520,811

		4,091,201

TOTAL COMMON STOCKS (cost $401,236,689)		444,699,270

UNAFFILIATED EXCHANGE TRADED FUNDS — 6.8%
iShares Core S&P Total U.S. Stock Market ETF	299,650	19,297,459

A962

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
Schwab US Broad Market ETF	271,650	$18,485,783
Vanguard Total Stock Market ETF	124,260	17,981,665

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $52,765,673)		55,764,907

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Automobiles — 0.6%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	817	812,465
AmeriCredit Automobile Receivables Trust,
Series 2016-3, Class C
2.240%	04/08/22	600	595,480
Series 2018-2, Class A3
3.150%	03/20/23	327	330,051
CarMax Auto Owner Trust,
Series 2017-1, Class A3
1.980%	11/15/21	180	178,849
Series 2019-1, Class A3
3.050%	03/15/24	294	296,441
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	85	84,884
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	700	700,480
GM Financial Automobile Leasing Trust,
Series 2017-3, Class A4
2.120%	09/20/21	820	815,804
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.804%(c)	10/17/22	677	677,338

			4,491,792

Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 144A
3.240%	02/25/28	143	143,199

Credit Cards — 0.3%
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Class A6
2.290%	07/15/25	283	280,437
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	472,920
Synchrony Card Issuance Trust,
Series 2018-A1, Class A
3.380%	09/15/24	1,000	1,017,210
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A
2.310%	08/15/24	1,012	1,004,555

			2,775,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment — 0.3%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	532	$529,984
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	201	199,094
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 144A
1.970%	02/24/20	55	54,420
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	10	9,792
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4, 144A
2.830%	06/17/24	527	526,735
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	700	701,200
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 1 Month LIBOR + 0.520%, 144A
3.004%(c)	07/17/23	265	265,762

			2,286,987

Other — 0.6%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	545	555,502
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	1,094	1,129,094
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	725,080
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	142	140,892
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	327	332,376
Taco Bell Funding LLC,
Series 2018-1A, Class A2II, 144A
4.940%	11/25/48	349	364,912
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	286	284,678
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	795,531
Series 2018-A, Class C
3.550%	04/20/23	900	913,359

			5,241,424

Small Business Loan — 0.7%
SBA Small Business Investment Cos,
Series 2017-10A, Class 1
2.845%	03/10/27	829	832,888
Series 2017-10B, Class 1
2.518%	09/10/27	711	703,144
Series 2019-10A, Class 1
3.113%	03/10/29	700	713,264

A963

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Small Business Loan (cont’d.)
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	563	$552,706
Series 2012-20C, Class 1
2.510%	03/01/32	433	430,062
Series 2014-20L, Class 1
2.700%	12/01/34	643	646,709
Series 2018-20E, Class 1
3.500%	05/01/38	977	1,014,018
Series 2019-25C, Class 1^
3.420%	03/01/44	475	477,375

			5,370,166

TOTAL ASSET-BACKED SECURITIES (cost $20,236,964)			20,308,690

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	180	185,058
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	139,472
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	1,000	1,052,615
Series 2014-GC25, Class B
4.345%(cc)	10/10/47	275	286,558
COMM Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	935	966,578
Series 2012-CR2, Class A4
3.147%	08/15/45	534	539,851
Series 2013-CR12, Class ASB
3.623%	10/10/46	234	237,486
Series 2015-PC1, Class A5
3.902%	07/10/50	145	151,098
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	16	16,035
Government National Mortgage Assoc.,
Series 2014-130, Class DA
2.400%	12/16/44	995	959,392
Series 2014-17, Class AM
2.534%(cc)	06/16/48	572	574,445
Series 2014-40, Class AC
2.400%(cc)	11/16/41	583	580,453
Series 2012-2, Class AB
2.105%	03/16/37	248	245,164
Series 2011-142, Class A
2.337%	10/16/40	35	34,825
Series 2013-194, Class AE
2.750%(cc)	11/16/44	268	260,936
ILPT Trust,
Series 2019-SURF, Class A, 144A
4.145%	02/11/41	175	185,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	900	$925,688
Series 2016-JP2, Class A4
2.822%	08/15/49	81	79,392
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	210,628
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.679%(c)	08/15/34	749	746,127
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
4.389%(c)	02/15/35	500	495,865
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4
3.983%	02/15/51	463	487,089
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	61,311
Series 2012-C4, Class A3
2.533%	12/10/45	89	88,757
Series 2013-C5, Class AAB
2.687%	03/10/46	71	70,546
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	202,348
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	1,000	1,012,552
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(cc)	02/15/44	427	439,878
Series 2012-C9, Class B
3.840%	11/15/45	1,150	1,163,967
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	725	760,250
Series 2014-C19, Class B
4.723%(cc)	03/15/47	825	867,044

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,238,167)			14,026,686

CORPORATE BONDS — 9.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	435	420,316
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	170	176,616

			596,932

A964

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
5.800%	02/14/39	485	$512,947
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/11/25	398	401,219

			914,166

Airlines — 0.1%
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	413	403,416
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	361	348,571

			751,987

Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	03/02/20	250	248,496
3.350%	02/22/23	417	421,688
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	357	331,551
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24	144	149,988
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	306	304,335
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/13/20	127	125,302

			1,581,360

Banks — 2.4%
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	295	294,001
Bank of America Corp.,
Jr. Sub. Notes
6.500%(ff)	10/29/49	560	607,622
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	764	760,958
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29	585	609,117
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.950%	01/29/23	487	489,565
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	737,929
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	665	681,208
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%(ff)	03/15/99	675	697,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.883%(c)	05/22/22	485	$487,623
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	246,014
Citibank NA,
Certificate of Deposit
3.550%	11/24/23	245	251,602
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23	384	385,326
4.075%(ff)	04/23/29	580	595,079
7.875%	05/15/25	715	870,797
Comerica, Inc.,
Sr. Unsec’d. Notes
3.700%	07/31/23	186	191,026
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(ff)	12/29/49	475	483,906
Goldman Sachs Bank,
Certificate of Deposit
3.350%	08/29/23	245	249,458
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	674	665,341
6.250%	02/01/41	500	616,715
HSBC Bank USA NA,
Certificate of Deposit
3.125%	12/09/20	245	245,456
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%(ff)	05/18/24	277	282,493
4.292%(ff)	09/12/26	625	644,522
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	530	537,415
4.023%(ff)	12/05/24	407	422,378
JPMorgan Chase Bank NA,
Certificate of Deposit
3.550%	12/24/23	247	248,176
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(ff)	12/29/49	450	539,975
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	360	351,182
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	17	16,889
3.125%	01/23/23	139	139,424
Sr. Unsec’d. Notes, MTN
2.750%	05/19/22	240	238,549
Sub. Notes, MTN
5.000%	11/24/25	565	605,607
Morgan Stanley Bank NA,
Certificate of Deposit
3.250%	05/31/23	245	248,423

A965

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley Private Bank NA,
Certificate of Deposit
3.550%	11/24/23	245	$251,602
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.125%	03/02/20	239	237,801
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	690	716,363
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.885%(ff)	03/15/24	645	647,152
State Bank of India/New York NY (India),
Certificate of Deposit
3.600%	01/04/24	245	245,835
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24	235	240,936
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes
3.900%	11/20/23	298	309,988
UBS Bank USA,
Certificate of Deposit
3.500%	10/27/23	245	251,079
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(ff)	12/29/49	570	585,675
Sr. Unsec’d. Notes, MTN
2.625%	07/22/22	540	536,027
3.550%	09/29/25	710	721,684
Wells Fargo Bank NA,
Certificate of Deposit
3.500%	11/09/23	245	250,069
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.750%	01/11/23	193	191,744

			19,627,253

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
4.700%	02/01/36	484	483,510
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	335	321,830
4.750%	01/23/29	14	14,916

			820,256

Building Materials — 0.2%
Johnson Controls International plc,
Sr. Unsec’d. Notes
6.000%	01/15/36	577	666,983
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	490	595,025
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	600	609,300

			1,871,308

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	$476,826
DowDuPont, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	202	215,167

			691,993

Commercial Services — 0.1%
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	169,264
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	118,729
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26	610	642,025

			930,018

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	126	125,485
4.650%	02/23/46	1,316	1,486,839
DXC Technology Co.,
Sr. Unsec’d. Notes
7.450%	10/15/29	530	655,475
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	231	237,744

			2,505,543

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	666,022

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	720	672,688
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%(cc)	01/02/25	659	762,086
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	637,560
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	354	342,882
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	500	494,464
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	365	361,327
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	146	145,163

A966

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	358	$362,179
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	366	361,163
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	290	281,561
1.900%	07/12/24	620	607,115

			5,028,188

Electric — 0.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43	324	374,509
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	93	95,340
Connecticut Light & Power Co (The),
First Ref. Mortgage
4.000%	04/01/48	144	149,512
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.650%	12/01/48	374	411,766
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	429	517,674
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	09/21/38	337	343,490
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	535	628,970
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(cc)	03/28/25	167	216,828
PacifiCorp,
First Mortgage
3.850%	06/15/21	376	384,706
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.150%	01/15/26	409	409,338

			3,532,133

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28(a)	635	632,384

Foods — 0.2%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	664,605
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	640	622,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	$404,450

			1,691,455

Holding Companies-Diversified — 0.0%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24	290	287,463

Home Builders — 0.1%
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23	200	200,000
7.875%	12/15/22	300	309,000

			509,000

Insurance — 0.4%
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	755	733,945
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	691,457
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	701,595
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	580,068
Validus Holdings Ltd.,
Gtd. Notes
8.875%	01/26/40	440	647,184

			3,354,249

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.484%	10/23/45	595	666,997
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	348	373,562
5.650%	06/15/35	220	258,552
6.950%	08/15/37	375	501,289
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	805	817,075
Walt Disney Co. (The),
Gtd. Notes, 144A
4.500%	02/15/21	206	213,154
Gtd. Notes, GMTN
3.150%	09/17/25	77	78,623
Gtd. Notes, MTN
1.850%	07/30/26	94	87,050
2.350%	12/01/22	193	190,868
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25	156	155,609

			3,342,779

A967

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	580	$598,147

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Jr. Sub. Notes
5.000%(ff)	01/21/21	488	455,792

Oil & Gas — 0.4%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	143	144,059
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	168	171,015
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	164	162,807
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	308,257
Equinor ASA (Norway),
Gtd. Notes
2.450%	01/17/23	475	471,600
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	583	581,855
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26	222	231,391
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	645	638,550
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	480	475,200
Total Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	246	251,479

			3,436,213

Pharmaceuticals — 0.4%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48(a)	705	662,346
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	284	281,243
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	595	649,150
CVS Pass-Through Trust Series 2014,
Pass-Through Certificates, 144A
4.163%	08/11/36	444	436,835
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	153	152,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.625%	05/15/25	131	$135,615
Johnson & Johnson,
Sr. Unsec’d. Notes
3.550%	03/01/36	336	337,509
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.900%	03/07/39	294	302,536
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.900%	03/15/39	284	294,296

			3,251,874

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	670	695,509
Energy Transfer Operating LP,
Gtd. Notes
4.750%	01/15/26	180	188,145
Jr. Sub. Notes
6.250%(ff)	02/15/49	370	349,649
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	481,566
5.000%	10/01/21	160	166,769
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	470	467,056
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.100%	03/15/49	394	423,714

			2,772,408

Real Estate — 0.1%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.400%, 144A
3.026%(c)	09/01/26	1,222	1,150,523

Real Estate Investment Trusts (REITs) — 0.1%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	615	545,813
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	600,137

			1,145,950

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)	640	633,600
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	527,858
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	03/01/27	142	143,897

			1,305,355

A968

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.2%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	$784,358
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	533	604,169
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	518	510,302

			1,898,829

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/27	306	314,612
4.350%	03/01/29	141	144,042
5.250%	03/01/37	625	654,822
Crown Castle Towers LLC,
Asset Backed, 144A
3.222%	05/15/42	700	701,600
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	678,241
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	784	784,139
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	715	708,744
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	690	717,806
5.250%	03/16/37	345	388,102
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29	394	405,336

			5,497,444

Transportation — 0.7%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	762	771,496
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	291	299,037
5.720%	01/15/24	215	230,110
8.251%	01/15/21	18	18,346
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	324,980
Crowley Conro LLC,
Gov’t. Gtd. Notes
4.181%	08/15/43	539	575,400
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	270	291,958
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	159	166,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Kansas City Southern,
Gtd. Notes
3.850%	11/15/23	720	$740,037
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28	281	294,581
4.500%	09/10/48	685	727,037
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	19	19,621
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	315	332,621
Union Pacific Railroad Co. 2005 Pass-Through Trust,
Pass-Through Certificates
5.082%	01/02/29	232	247,281
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	185	206,099
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29	240	244,342

			5,489,759

TOTAL CORPORATE BONDS (cost $75,855,814)			76,336,783

SOVEREIGN BOND — 0.0%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28	218	221,521

(cost $217,509)

MUNICIPAL BONDS — 0.9%
California — 0.4%
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	1,240	1,238,934
State of California,
General Obligation Unlimited
7.600%	11/01/40	550	853,870
7.700%	11/01/30	760	821,445
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	263,671

			3,177,920

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	605,336

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	448,894

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	725	874,415

A969

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25		650	$669,689

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	Aa3	710	643,473

Texas — 0.1%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37		645	657,913

Washington — 0.0%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24		35	35,248

TOTAL MUNICIPAL BONDS (cost $6,998,708)				7,112,888

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23		60	60,560
Series 2005-121, Class DX
5.500%	01/25/26		141	147,370
Series 2010-135, Class EA
3.000%	01/25/40		8	8,331
Series 2017-38, Class JA
3.000%	03/25/47		784	774,772
Series 2017-82, Class PA
3.000%	04/25/45		75	75,713
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38		169	169,048
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26		44	43,799
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%
3.797%(c)	07/25/44		20	20,466
Freddie Mac REMICS,
Series 4413, Class HC
3.000%	03/15/40		929	937,049
Series 4703, Class KA
3.500%	02/15/43		338	345,889
Series 4764, Class EA
3.500%	02/15/44		919	936,151
Series 4778, Class LC
4.500%	05/15/43		154	158,786
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39		46	44,743
Series 2013-19, Class BA
2.500%	12/20/42		151	149,100
Series 2014-123, Class PC
2.500%	09/20/43		117	117,444

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2014-4, Class A6, 144A
3.500%(cc)	11/25/44	1,059	$1,062,211

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,070,621)			5,051,432

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Farm Credit Banks
2.870%	09/01/26	873	871,834
3.030%	12/26/24	889	889,175
3.050%	09/05/30	504	497,053
3.170%	09/25/25	623	623,034
3.220%	04/01/27	622	619,262
3.240%	12/01/31	421	415,897
3.300%	04/03/24	605	605,008
3.400%	05/07/26	432	432,083
3.520%	03/26/29	994	994,356
3.530%	05/14/25	1,411	1,411,753
3.540%	03/28/34	879	880,208
3.700%	05/29/25	799	800,163
3.740%	10/22/25	172	172,768
3.790%	04/12/28	835	835,135
3.920%	07/03/28	419	419,994
3.940%	12/10/26	446	448,535
3.940%	05/30/28	937	937,798
Federal Home Loan Banks
3.040%	02/28/29	890	878,394
3.200%	08/15/31	305	301,763
3.250%	01/30/24	1,050	1,050,427
3.420%	03/27/29	495	495,136
3.500%	01/30/26	1,095	1,095,096
3.600%	06/27/25	1,580	1,581,907
3.625%	03/19/27	200	200,010
3.700%	03/28/28	250	249,675
3.850%	11/14/25	680	680,550
3.875%	04/11/30	220	220,024
4.300%	12/13/30	600	601,151
4.550%	12/20/35	660	660,933
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	183	182,642
3.000%	11/01/46	649	647,029
3.000%	12/01/46	207	205,736
3.500%	04/01/32	303	310,910
3.500%	08/01/32	261	268,982
3.500%	04/01/34	206	211,766
3.500%	05/01/34	292	300,510
3.500%	08/01/34	424	436,602
3.500%	07/01/42	50	50,967
3.500%	08/01/46	356	361,365
4.000%	01/01/40	475	497,005
4.000%	06/01/45	841	868,580
4.500%	08/01/25	201	208,465
4.500%	06/01/31	122	128,170
4.500%	07/01/44	571	599,529
4.500%	08/01/46	129	135,645
5.000%	08/01/41	574	620,319
Federal Home Loan Mortgage Corp., MTN

A970

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.750%	04/27/23	689	$689,096
2.750%	09/08/36	288	268,622
Federal National Mortgage Assoc.
3.000%	09/01/26	449	456,189
3.000%	11/01/46	286	284,755
3.500%	04/01/32	78	80,160
3.500%	08/01/34	135	138,336
3.500%	10/01/34	553	568,960
3.500%	12/01/34	256	262,970
3.500%	03/01/42	269	274,517
3.500%	07/01/42	19	19,193
3.500%	06/01/46	645	656,173
4.000%	10/01/33	370	385,971
4.000%	12/01/33	111	115,296
4.000%	10/01/34	214	223,535
4.000%	11/01/34	136	141,415
4.000%	04/01/39	507	526,494
4.000%	06/01/39	532	550,984
4.000%	12/01/40	272	284,637
4.000%	01/01/41	18	18,264
4.000%	02/01/45	770	798,865
4.000%	03/01/45	282	295,058
4.000%	07/01/45	573	594,941
4.000%	02/01/46	169	174,397
4.000%	03/01/46	833	864,325
4.000%	07/01/46	641	663,387
4.000%	02/01/47	327	338,037
4.000%	08/01/47	336	347,293
4.000%	01/01/49	1,282	1,320,491
4.500%	07/01/19	2	2,139
4.500%	12/01/29	125	130,803
4.500%	04/01/31	200	210,019
4.500%	08/01/40	419	443,378
4.500%	01/01/41	286	304,198
5.000%	11/01/33	81	87,546
5.000%	06/01/40	124	134,238
5.000%	05/01/41	466	502,766
5.000%	10/01/41	168	181,731
5.500%	01/01/21	3	3,299
Freddie Mac Gold Pool
4.000%	09/01/31	327	339,807
4.000%	10/01/46	187	192,683
Government National Mortgage Assoc.
3.500%	01/15/42	231	237,265
3.500%	05/20/46	317	323,940
5.000%	06/20/48	153	161,131
Overseas Private Investment Corp., Gov’t. Gtd. Notes
1.458%(s)	11/15/20	424	465,927
5.142%	12/15/23	341	363,630

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,292,642)			41,330,205

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
2.250%	08/15/46	404	360,254
2.500%	05/15/46	759	713,371
2.750%	11/15/47	1,494	1,472,465

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.000%	08/15/48	810	$838,477
3.125%	05/15/48	719	762,393
3.375%	11/15/48	193	214,795
4.500%	02/15/36	905	1,146,168
5.250%	11/15/28	2,690	3,339,593
3.125%	08/15/44	8,990	9,529,049
3.750%	11/15/43	725	849,921
U.S. Treasury Inflation Indexed Bonds, TIPS
0.750%	07/15/28	1,732	1,770,523
0.750%	02/15/42	735	715,202
1.000%	02/15/48	806	822,721
U.S. Treasury Notes
1.250%	01/31/20	10,230	10,130,497
1.375%	05/31/20	1,595	1,576,246
1.625%	11/15/22	3,400	3,328,547
1.875%	01/31/22	2,028	2,007,482
2.000%	11/15/26	1,026	1,001,031
2.250%	10/31/24	787	785,740
2.375%	02/29/24	133	133,868
2.500%	01/31/25	4,680	4,733,929
2.625%	08/15/20	3,990	4,003,248
2.625%	02/15/29	38	38,698
2.750%	08/31/25	106	108,749
3.125%	11/15/28	1,238	1,313,199

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,755,838)			51,696,166

TOTAL LONG-TERM INVESTMENTS (cost $668,668,625)			716,548,548

		Shares
SHORT-TERM INVESTMENTS — 16.6%

AFFILIATED MUTUAL FUNDS — 16.5%
PGIM Core Ultra Short Bond Fund(w)		98,346,360	98,346,360
PGIM Institutional Money Market Fund (cost $36,870,650; includes $36,790,115 of cash collateral for securities on loan)(b)(w)		36,859,659	36,867,031

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,217,010)			135,213,391

		Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
1.250%	08/31/19	678	674,504

(cost $674,594)

TOTAL SHORT-TERM INVESTMENTS (cost $135,891,604)			135,887,895

A971

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS — 103.9%
(cost $804,560,229)	$852,436,443
Liabilities in excess of other assets(z) — (3.9)%	(31,999,997)

NET ASSETS — 100.0%	$820,436,446

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $477,375 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,016,525; cash collateral of $36,790,115 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received
for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
77	5 Year U.S. Treasury Notes	Jun. 2019	$8,918,766	$66,774
56	10 Year U.S. Treasury Notes	Jun. 2019	6,956,250	97,563
33	20 Year U.S. Treasury Bonds	Jun. 2019	4,938,656	127,875
172	Mini MSCI EAFE Index	Jun. 2019	16,051,040	370,920
55	Russell 2000 E-Mini Index	Jun. 2019	4,245,450	36,415
251	S&P 500 E-Mini Index	Jun. 2019	35,614,390	1,040,782
6	S&P Mid Cap 400 E-Mini Index	Jun. 2019	1,140,600	21,994

				$1,762,323

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$2,600,000	$ —

A972

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS
Beverages — 1.2%
Constellation Brands, Inc. (Class A Stock)	53,969	$9,462,385
Monster Beverage Corp.*	39,835	2,174,194
Pernod Ricard SA (France)	17,830	3,203,705

		14,840,284

Biotechnology — 2.2%
Biogen, Inc.*	24,124	5,702,431
BioMarin Pharmaceutical, Inc.*(a)	28,739	2,552,885
Regeneron Pharmaceuticals, Inc.*	12,833	5,269,486
Vertex Pharmaceuticals, Inc.*	75,615	13,909,379

		27,434,181

Capital Markets — 2.1%
Charles Schwab Corp. (The)	101,728	4,349,889
Intercontinental Exchange, Inc.	130,128	9,907,946
MSCI, Inc.	59,974	11,925,230

		26,183,065

Chemicals — 1.5%
Sherwin-Williams Co. (The)	43,590	18,774,649

Construction Materials — 1.2%
Vulcan Materials Co.	125,249	14,829,482

Electrical Equipment — 0.9%
AMETEK, Inc.	132,697	11,009,870

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. (Class A Stock)	106,930	10,098,469
FLIR Systems, Inc.	49,912	2,374,814

		12,473,283

Entertainment — 4.4%
Activision Blizzard, Inc.(a)	192,401	8,760,018
Electronic Arts, Inc.*	159,552	16,215,270
Netflix, Inc.*	77,645	27,685,101
Spotify Technology SA*	17,477	2,425,808

		55,086,197

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	115,854	22,830,189

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	37,214	9,010,999

Health Care Equipment & Supplies — 7.7%
Abbott Laboratories	193,732	15,486,936
Boston Scientific Corp.*	330,767	12,694,837
Danaher Corp.	209,735	27,689,215
Edwards Lifesciences Corp.*	49,806	9,529,383
Medtronic PLC	216,069	19,679,565
Stryker Corp.	58,428	11,540,699

		96,620,635

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.*	8,383	5,954,529
Hilton Worldwide Holdings, Inc.	65,581	5,450,437
Marriott International, Inc. (Class A Stock)	82,279	10,292,280
Starbucks Corp.(a)	86,200	6,408,108
Wynn Resorts Ltd.	14,467	1,726,202

		29,831,556

	Shares	Value

COMMON STOCKS (Continued)
Household Products — 1.0%
Colgate-Palmolive Co.	177,955	$12,197,036

Industrial Conglomerates — 1.4%
Roper Technologies, Inc.	52,155	17,835,445

Insurance — 1.5%
Aon PLC	113,964	19,453,655

Interactive Media & Services — 9.1%
Alphabet, Inc. (Class A Stock)*	43,842	51,597,211
Alphabet, Inc. (Class C Stock)*	25,384	29,783,301
Facebook, Inc. (Class A Stock)*	198,664	33,115,302

		114,495,814

Internet & Direct Marketing Retail — 6.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	27,619	5,039,087
Amazon.com, Inc.*	43,761	77,927,401
Booking Holdings, Inc.*	2,479	4,325,632

		87,292,120

IT Services — 17.4%
Fidelity National Information Services, Inc.	117,292	13,265,725
Fiserv, Inc.*(a)	327,441	28,906,491
FleetCor Technologies, Inc.*	53,673	13,235,225
Global Payments, Inc.	130,135	17,766,030
Mastercard, Inc. (Class A Stock)	210,767	49,625,090
PayPal Holdings, Inc.*	151,483	15,729,995
Square, Inc. (Class A Stock)*(a)	48,985	3,669,956
Total System Services, Inc.	54,089	5,138,996
Visa, Inc. (Class A Stock)(a)	385,636	60,232,487
Worldpay, Inc. (Class A Stock)*	100,796	11,440,346

		219,010,341

Life Sciences Tools & Services — 3.2%
Illumina, Inc.*	16,987	5,277,691
Thermo Fisher Scientific, Inc.	127,151	34,803,772

		40,081,463

Machinery — 0.7%
Fortive Corp.(a)	104,400	8,758,116

Media — 1.1%
Charter Communications, Inc. (Class A Stock)*	14,212	4,930,285
Comcast Corp. (Class A Stock)	225,826	9,028,523

		13,958,808

Multiline Retail — 1.1%
Dollar General Corp.(a)	52,707	6,287,945
Dollar Tree, Inc.*	76,810	8,068,122

		14,356,067

Oil, Gas & Consumable Fuels — 0.4%
Pioneer Natural Resources Co.	34,334	5,228,382

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	58,105	9,619,283

Pharmaceuticals — 2.4%
Elanco Animal Health, Inc.*(a)	76,534	2,454,445
Eli Lilly & Co.(a)	58,126	7,542,430

A973

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	206,454	$20,783,724

		30,780,599

Professional Services — 2.3%
CoStar Group, Inc.*	2,853	1,330,696
TransUnion	99,506	6,650,981
Verisk Analytics, Inc.(a)	156,994	20,880,202

		28,861,879

Road & Rail — 2.1%
Canadian Pacific Railway Ltd. (Canada)(a)	54,071	11,140,248
Lyft, Inc. (Class A Stock)*	6,767	529,788
Union Pacific Corp.(a)	88,682	14,827,630

		26,497,666

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	58,342	6,141,662

Software — 15.9%
Adobe, Inc.*	201,193	53,615,923
Intuit, Inc.	95,836	25,052,489
Microsoft Corp.	714,098	84,220,718
PTC, Inc.*	32,095	2,958,517
salesforce.com, Inc.*	212,220	33,609,281

		199,456,928

Specialty Retail — 1.0%
Ross Stores, Inc.	135,524	12,617,284

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	96,227	18,278,319

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.*	25,106	4,114,120
NIKE, Inc. (Class B Stock)	195,795	16,487,897

		20,602,017

Tobacco — 0.4%
Philip Morris International, Inc.	60,439	5,342,203
TOTAL LONG-TERM INVESTMENTS (cost $794,318,480)		1,249,789,477

	Shares	Value

SHORT-TERM INVESTMENTS — 12.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,456,692	$8,456,692
PGIM Institutional Money Market Fund (cost $148,997,771; includes $148,690,871 of cash collateral for securities on loan)(b)(w)	148,954,005	148,983,796

TOTAL SHORT-TERM INVESTMENTS (cost $157,454,463)		157,440,488
TOTAL INVESTMENTS — 111.9% (cost $951,772,943)		1,407,229,965
Liabilities in excess of other assets — (11.9)%		(149,464,905)

NET ASSETS — 100.0%		$1,257,765,060

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,604,830; cash collateral of $148,690,871 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A974

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS
Aerospace & Defense — 3.6%
Lockheed Martin Corp.	47,387	$14,223,682
Northrop Grumman Corp.	100,865	27,193,204
United Technologies Corp.	150,986	19,460,586

		60,877,472

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)	84,269	9,416,218

Auto Components — 1.0%
Aptiv PLC	175,687	13,965,360
Lear Corp.	24,257	3,291,917

		17,257,277

Automobiles — 0.1%
Harley-Davidson, Inc.(a)	53,138	1,894,901

Banks — 13.0%
BB&T Corp.	401,752	18,693,521
Citigroup, Inc.	529,873	32,968,698
JPMorgan Chase & Co.	698,027	70,661,273
PNC Financial Services Group, Inc. (The)	176,173	21,609,380
U.S. Bancorp	692,502	33,371,671
Wells Fargo & Co.	844,514	40,806,916

		218,111,459

Beverages — 1.9%
Diageo PLC (United Kingdom)	568,468	23,246,533
PepsiCo, Inc.	74,079	9,078,381

		32,324,914

Building Products — 1.8%
Johnson Controls International PLC	804,311	29,711,248

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	325,646	16,422,328
BlackRock, Inc.	38,046	16,259,719
Goldman Sachs Group, Inc. (The)	137,107	26,323,173
Moody’s Corp.	71,308	12,913,166
Nasdaq, Inc.(a)	187,570	16,410,499
State Street Corp.	197,821	13,018,600
T. Rowe Price Group, Inc.	80,189	8,028,523

		109,376,008

Chemicals — 3.1%
Dow, Inc.*	12,461	643,396
DowDuPont, Inc.*	87,878	3,169,759
PPG Industries, Inc.	288,666	32,581,731
Sherwin-Williams Co. (The)	36,394	15,675,260

		52,070,146

Consumer Finance — 0.8%
American Express Co.	113,932	12,452,768

Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	142,878	8,448,376

Electric Utilities — 4.5%
Duke Energy Corp.(a)	331,515	29,836,349
FirstEnergy Corp.	305,510	12,712,271
Southern Co. (The)	464,376	23,998,952
Xcel Energy, Inc.	144,377	8,115,431

		74,663,003

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 1.2%
Eaton Corp. PLC	239,435	$19,288,884

Energy Equipment & Services — 1.2%
Schlumberger Ltd.	461,247	20,096,532

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	29,820	6,494,200

Food Products — 4.0%
Archer-Daniels-Midland Co.	205,925	8,881,545
Danone SA (France)	102,821	7,928,773
General Mills, Inc.(a)	310,494	16,068,065
J.M. Smucker Co. (The)(a)	59,368	6,916,372
Nestle SA (Switzerland)	290,279	27,679,992

		67,474,747

Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	281,028	22,465,378
Danaher Corp.	225,633	29,788,069
Medtronic PLC	478,274	43,561,196

		95,814,643

Health Care Providers & Services — 2.0%
Cigna Corp.	142,787	22,963,006
McKesson Corp.	89,982	10,533,293

		33,496,299

Household Products — 1.2%
Colgate-Palmolive Co.	50,319	3,448,864
Kimberly-Clark Corp.	45,629	5,653,433
Procter & Gamble Co. (The)	33,231	3,457,686
Reckitt Benckiser Group PLC (United Kingdom)	98,638	8,209,581

		20,769,564

Industrial Conglomerates — 3.2%
3M Co.	93,358	19,397,925
Honeywell International, Inc.	213,616	33,947,855

		53,345,780

Insurance — 7.3%
Aon PLC	213,009	36,360,636
Chubb Ltd.	256,276	35,899,142
MetLife, Inc.	292,438	12,449,086
Travelers Cos., Inc. (The)	275,953	37,849,713

		122,558,577

IT Services — 6.8%
Accenture PLC (Class A Stock)	297,759	52,411,539
Amdocs Ltd.	61,999	3,354,766
Cognizant Technology Solutions Corp. (Class A Stock)	116,048	8,407,678
DXC Technology Co.	102,412	6,586,116
Fidelity National Information Services, Inc.	184,183	20,831,097
Fiserv, Inc.*(a)	244,276	21,564,685

		113,155,881

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	82,388	22,551,243

Machinery — 3.4%
Illinois Tool Works, Inc.(a)	164,181	23,564,899
Ingersoll-Rand PLC	148,153	15,993,116

A975

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	130,669	$17,793,198

		57,351,213

Media — 4.0%
Comcast Corp. (Class A Stock)	1,165,622	46,601,568
Omnicom Group, Inc.(a)	269,209	19,649,565

		66,251,133

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	95,706	11,789,065
EOG Resources, Inc.	133,221	12,679,975
Exxon Mobil Corp.	140,125	11,322,100
Occidental Petroleum Corp.	127,199	8,420,574
Pioneer Natural Resources Co.	25,361	3,861,973

		48,073,687

Pharmaceuticals — 7.9%
Johnson & Johnson	431,996	60,388,721
Merck & Co., Inc.	235,149	19,557,342
Novartis AG (Switzerland)	47,049	4,532,904
Pfizer, Inc.(a)	949,232	40,313,883
Roche Holding AG (Switzerland)	26,098	7,210,240

		132,003,090

Professional Services — 0.8%
Equifax, Inc.(a)	112,622	13,345,707

Road & Rail — 1.9%
Canadian National Railway Co. (Canada)(a)	120,812	10,810,258
Union Pacific Corp.(a)	126,043	21,074,390

		31,884,648

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	119,111	12,538,815
Texas Instruments, Inc.	293,698	31,152,547

		43,691,362

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.(a)	187,513	3,352,732

Tobacco — 2.4%
Altria Group, Inc.	173,248	9,949,633
Philip Morris International, Inc.	333,722	29,497,688

		39,447,321

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	81,770	$3,544,730

TOTAL LONG-TERM INVESTMENTS (cost $1,409,032,536)		1,640,595,763

SHORT-TERM INVESTMENTS — 10.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	29,311,914	29,311,914
PGIM Institutional Money Market Fund (cost $139,231,567; includes $138,906,792 of cash collateral for securities on loan)(b)(w)	139,194,544	139,222,383

TOTAL SHORT-TERM INVESTMENTS (cost $168,543,481)		168,534,297

TOTAL INVESTMENTS — 108.2% (cost $1,577,576,017)		1,809,130,060
Liabilities in excess of other assets — (8.2)%		(137,032,094)
NET ASSETS — 100.0%		$1,672,097,966

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $136,788,099; cash collateral of $138,906,792 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A976

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 44.4%

COMMON STOCKS — 28.0%
Air Freight & Logistics — 0.5%
bpost SA (Belgium)	1,478	$16,023
Cia de Distribucion Integral Logista Holdings SA (Spain)	308	7,262
CTT-Correios de Portugal SA (Portugal)	777	2,249
PostNL NV (Netherlands)	3,926	10,061

		35,595

Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France) (Class B Stock)	46	5,449
CIR-Compagnie Industriali Riunite SpA (Italy)	1,026	1,256
Continental AG (Germany)	30	4,518
Faurecia SA (France)	21	885
Nokian Renkaat OYJ (Finland)	32	1,072
Pirelli & C SpA (Italy), 144A*	109	703
Valeo SA (France)	65	1,890

		15,773

Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	90	6,950
Daimler AG (Germany)	247	14,507
Ferrari NV (Italy)	33	4,439
Fiat Chrysler Automobiles NV (United Kingdom)*	294	4,386
Peugeot SA (France)	2,489	60,869
Renault SA (France)	52	3,447
Volkswagen AG (Germany)	9	1,467

		96,065

Banks — 6.3%
ABN AMRO Group NV (Netherlands), GDR, 144A	278	6,276
AIB Group PLC (Ireland)	550	2,472
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,733	27,115
Banco de Sabadell SA (Spain)	4,863	4,851
Banco Santander SA (Spain)	11,726	54,729
Bank Hapoalim BM (Israel)	95	629
Bank Leumi Le-Israel BM (Israel)	138	901
Bank of America Corp.	600	16,554
Bank of Ireland Group PLC (Ireland)	644	3,838
Bank of Nova Scotia (The) (Canada)	100	5,323
Bankia SA (Spain)	868	2,252
Bankinter SA (Spain)	443	3,378
Barclays PLC (United Kingdom)	3,170	6,391
BNP Paribas SA (France)	755	36,177
CaixaBank SA (Spain)	2,597	8,137
Citigroup, Inc.	200	12,444
Commerzbank AG (Germany)*	689	5,352
Concordia Financial Group Ltd. (Japan)	200	771
Credit Agricole SA (France)	776	9,387
Danske Bank A/S (Denmark)	47	826
DBS Group Holdings Ltd. (Singapore)	200	3,734
DNB ASA (Norway)	67	1,236
Erste Group Bank AG (Austria)*	199	7,325
HSBC Holdings PLC (United Kingdom), (QMTF)	1,925	15,626
Huntington Bancshares, Inc.	200	2,536

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	2,674	$32,415
Intesa Sanpaolo SpA (Italy)	11,496	28,037
JPMorgan Chase & Co.	300	30,369
KBC Group NV (Belgium)	166	11,622
Lloyds Banking Group PLC (United Kingdom)	26,744	21,689
Mediobanca Banca di Credito Finanziario SpA (Italy)	390	4,062
Mizrahi Tefahot Bank Ltd. (Israel)	5	103
Mizuho Financial Group, Inc. (Japan)	5,500	8,509
Nordea Bank Abp (Finland)	283	2,157
Oversea-Chinese Banking Corp. Ltd. (Singapore)	600	4,892
Raiffeisen Bank International AG (Austria)	89	2,002
Regions Financial Corp.	200	2,830
Resona Holdings, Inc. (Japan)	300	1,298
Royal Bank of Canada (Canada)	100	7,544
Royal Bank of Scotland Group PLC (United Kingdom)	671	2,163
Skandinaviska Enskilda Banken AB (Sweden)	126	1,092
Societe Generale SA (France)	518	15,002
Standard Chartered PLC (United Kingdom)	272	2,096
Sumitomo Mitsui Financial Group, Inc. (Japan)	100	3,496
Svenska Handelsbanken AB (Sweden) (Class A Stock)	117	1,235
Swedbank AB (Sweden) (Class A Stock)	62	877
Toronto-Dominion Bank (The) (Canada)	100	5,427
U.S. Bancorp.	200	9,638
UniCredit SpA (Italy)	1,379	17,708
United Overseas Bank Ltd. (Singapore)	100	1,858
Wells Fargo & Co.	300	14,496

		470,877

Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	27	2,271
Brown-Forman Corp. (Class B Stock)	3	158
Carlsberg A/S (Denmark) (Class B Stock)	1	125
Coca-Cola Co. (The)	42	1,968
Constellation Brands, Inc. (Class A Stock)	2	351
Diageo PLC (United Kingdom)	86	3,517
Heineken Holding NV (Netherlands)	2	201
Heineken NV (Netherlands)	8	845
Molson Coors Brewing Co. (Class B Stock)	2	119
Monster Beverage Corp.*	4	218
PepsiCo, Inc.	15	1,838
Pernod Ricard SA (France)	5	898

		12,509

Biotechnology — 0.1%
AbbVie, Inc.	10	806
Alexion Pharmaceuticals, Inc.*	2	270
Amgen, Inc.	4	760
Biogen, Inc.*	1	236
BioMarin Pharmaceutical, Inc.*	1	89
Celgene Corp.*	5	472
CSL Ltd. (Australia)	10	1,389
Gilead Sciences, Inc.	9	585

A977

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Incyte Corp.*	1	$86
Regeneron Pharmaceuticals, Inc.*	1	411
Vertex Pharmaceuticals, Inc.*	2	368

		5,472

Building Products — 0.2%
Masco Corp.	283	11,125
Owens Corning	35	1,649
Universal Forest Products, Inc.	79	2,361

		15,135

Chemicals — 0.0%
Scotts Miracle-Gro Co. (The) (Class A Stock)	53	4,165

Commercial Services & Supplies — 0.3%
Befesa SA (Spain), 144A	78	3,409
Bilfinger SE (Germany)	343	11,952
Derichebourg SA (France)	1,187	4,830
Fiera Milano SpA (Italy)*	404	2,208

		22,399

Construction & Engineering — 2.2%
Cie d’Entreprises CFE (Belgium)	18	1,678
Eiffage SA (France)	303	29,142
Vinci SA (France)	1,344	130,940

		161,760

Construction Materials — 0.5%
Eagle Materials, Inc.	62	5,227
Martin Marietta Materials, Inc.	77	15,491
Vulcan Materials Co.	167	19,773

		40,491

Consumer Finance — 1.4%
Capital One Financial Corp.	383	31,287
Discover Financial Services	514	36,576
Synchrony Financial	1,109	35,377

		103,240

Distributors — 0.0%
D’ieteren SA/NV (Belgium)	51	2,023

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	708	22,203
BT Group PLC (United Kingdom)	936	2,722
CenturyLink, Inc.	32	384
Deutsche Telekom AG (Germany)	366	6,085
Elisa OYJ (Finland)	17	767
Iliad SA (France)	2	201
Koninklijke KPN NV (Netherlands)	377	1,196
Orange SA (France)	224	3,650
Proximus SADP (Belgium)	5	144
Singapore Telecommunications Ltd. (Singapore)	800	1,785
Spark New Zealand Ltd. (New Zealand)	202	523
Swisscom AG (Switzerland)	1	490
Telecom Italia SpA (Italy)*	1,269	791
Telecom Italia SpA (Italy)	416	237
Telefonica SA (Spain)	521	4,371
Telenor ASA (Norway)	81	1,623
Telia Co. AB (Sweden)	309	1,395

	Shares	Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telstra Corp. Ltd. (Australia)	456	$1,074
United Internet AG (Germany)	14	512
Verizon Communications, Inc.	241	14,250
Zayo Group Holdings, Inc.*	7	199

		64,602

Electric Utilities — 0.4%
Alliant Energy Corp.	6	283
American Electric Power Co., Inc.	13	1,089
Duke Energy Corp.	19	1,710
Edison International	9	557
EDP - Energias de Portugal SA (Portugal)	229	900
Electricite de France SA (France)	54	738
Endesa SA (Spain)	27	689
Enel SpA (Italy)	731	4,689
Entergy Corp.	5	478
Evergy, Inc.	7	406
Eversource Energy	8	568
Exelon Corp.	26	1,303
FirstEnergy Corp.	13	541
Fortum OYJ (Finland)	41	839
Iberdrola SA (Spain)	556	4,880
NextEra Energy, Inc.	13	2,513
OGE Energy Corp.	5	216
Orsted A/S (Denmark), 144A	14	1,063
Pinnacle West Capital Corp.	3	287
PPL Corp.	19	603
Red Electrica Corp.. SA (Spain)	41	874
Southern Co. (The)	27	1,395
SSE PLC (United Kingdom)	90	1,392
Terna Rete Elettrica Nazionale SpA (Italy)	126	800
Xcel Energy, Inc.	14	787

		29,600

Food & Staples Retailing — 0.1%
Carrefour SA (France)	6	112
Coles Group Ltd. (Australia)*	41	343
Costco Wholesale Corp.	5	1,211
Koninklijke Ahold Delhaize NV (Netherlands).	44	1,171
Kroger Co. (The)	8	197
Sysco Corp.	5	334
Tesco PLC (United Kingdom)	344	1,041
Walgreens Boots Alliance, Inc.	9	569
Walmart, Inc.	15	1,463
Woolworths Group Ltd. (Australia)	46	993

		7,434

Food Products — 0.2%
Archer-Daniels-Midland Co.	6	259
Associated British Foods PLC (United Kingdom)	4	127
Conagra Brands, Inc.	5	139
Danone SA (France)	19	1,465
General Mills, Inc.	6	311
Hershey Co. (The)	1	115
Hormel Foods Corp.	3	134
J.M. Smucker Co. (The)	1	117
Kellogg Co.	3	172
Kerry Group PLC (Ireland) (Class A Stock)	3	335

A978

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)	6	$196
Lamb Weston Holdings, Inc.	2	150
McCormick & Co., Inc.	1	151
Mondelez International, Inc. (Class A Stock)	15	749
Mowi ASA (Norway)	6	134
Nestle SA (Switzerland)	119	11,347
Tyson Foods, Inc. (Class A Stock)	3	208

		16,109

Gas Utilities — 0.0%
APA Group (Australia)	109	772
Atmos Energy Corp.	3	309
Naturgy Energy Group SA (Spain)	31	867
UGI Corp.	5	277

		2,225

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	12	959
Align Technology, Inc.*	1	284
Baxter International, Inc.	3	244
Becton, Dickinson & Co.	2	499
Boston Scientific Corp.*	9	345
Danaher Corp.	4	528
Edwards Lifesciences Corp.*	1	191
IDEXX Laboratories, Inc.*	1	224
Intuitive Surgical, Inc.*	1	571
Koninklijke Philips NV (Netherlands)	19	776
Medtronic PLC	9	820
Smith & Nephew PLC (United Kingdom)	17	337
Stryker Corp.	2	395
Zimmer Biomet Holdings, Inc.	1	128

		6,301

Health Care Providers & Services — 0.1%
Anthem, Inc.	2	574
Cardinal Health, Inc.	2	96
Centene Corp.*	2	106
Cigna Corp.	3	482
CVS Health Corp.	9	485
Fresenius Medical Care AG & Co. KGaA (Germany)	1	81
Fresenius SE & Co. KGaA (Germany)	10	560
HCA Healthcare, Inc.	2	261
Humana, Inc.	1	266
Laboratory Corp. of America Holdings*	1	153
McKesson Corp.	1	117
UnitedHealth Group, Inc.	7	1,731

		4,912

Health Care Technology — 0.0%
Cerner Corp.*	2	114

Hotels, Restaurants & Leisure — 0.4%
Basic-Fit NV (Netherlands), 144A*	132	4,453
Elior Group SA (France), 144A	867	11,629
NH Hotel Group SA (Spain)	278	1,586
OPAP SA (Greece)	810	8,355
Telepizza Group SA (Spain), 144A	586	4,088

		30,111

	Shares	Value

COMMON STOCKS (Continued)
Household Durables — 1.0%
D.R. Horton, Inc.	350	$14,483
Kaufman & Broad SA (France)	81	3,316
KB Home	101	2,441
Lennar Corp. (Class A Stock)	262	12,862
M/I Homes, Inc.*	35	932
MDC Holdings, Inc.	60	1,744
Meritage Homes Corp.*	48	2,146
Mohawk Industries, Inc.*	80	10,092
NVR, Inc.*	4	11,068
PulteGroup, Inc.	127	3,551
Skyline Champion Corp.	28	532
Toll Brothers, Inc.	78	2,824
TomTom NV (Netherlands)*	1,167	9,810

		75,801

Household Products — 0.1%
Church & Dwight Co., Inc.	3	214
Clorox Co. (The)	1	160
Colgate-Palmolive Co.	9	617
Essity AB (Sweden)	19	549
Henkel AG & Co. KGaA (Germany)	2	190
Kimberly-Clark Corp.	4	496
Procter & Gamble Co. (The)	26	2,705
Reckitt Benckiser Group PLC (United Kingdom)	19	1,581

		6,512

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	18	325
NRG Energy, Inc.	8	340
Uniper SE (Germany)	10	302
Vistra Energy Corp.	9	234

		1,201

Industrial Conglomerates — 0.1%
Indus Holding AG (Germany)	54	2,605
Mytilineos Holdings SA (Greece)	371	3,751

		6,356

Insurance — 0.2%
Fidelity National Financial, Inc.	242	8,845
First American Financial Corp.	40	2,060
Stewart Information Services Corp.	26	1,110

		12,015

Internet & Direct Marketing Retail — 0.6%
Takeaway.com NV (Netherlands), 144A*	192	14,616
Zalando SE (Germany), 144A*	805	31,443

		46,059

IT Services — 1.4%
Alten SA (France)	136	14,568
Altran Technologies SA (France)	1,067	11,728
Bechtle AG (Germany)	177	16,456
CANCOM SE (Germany)	241	10,904
Econocom Group SA/NV (Belgium)	819	3,357
InterXion Holding NV (Netherlands)*	400	26,692
Worldline SA/France (France), 144A*	385	22,832

		106,537

A979

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Leisure Products — 0.0%
Accell Group NV (Netherlands)	57	$1,584

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2	161
Illumina, Inc.*	1	311
IQVIA Holdings, Inc.*	1	144
Lonza Group AG (Switzerland)*	1	311
Thermo Fisher Scientific, Inc.	3	821
Waters Corp.*	1	252

		2,000

Machinery — 0.1%
Aumann AG (Germany), 144A	132	4,179
Wacker Neuson SE (Germany)	182	4,340
Washtec AG (Germany)	18	1,374

		9,893

Metals & Mining — 1.8%
Alamos Gold, Inc. (Canada) (Class A Stock)	300	1,522
AngloGold Ashanti Ltd. (South Africa)	113	1,500
Asanko Gold, Inc. (Canada)*	1,500	943
B2Gold Corp. (Canada)*	1,200	3,358
Barrick Gold Corp. (Canada)	300	4,113
Centamin PLC (Egypt)	4,190	4,867
Centerra Gold, Inc. (Canada)*	200	1,049
Cia de Minas Buenaventura SAA (Peru), ADR	100	1,728
Coeur Mining, Inc.*	200	816
Detour Gold Corp. (Canada)*	100	938
Eldorado Gold Corp. (Canada)*	200	923
Evolution Mining Ltd. (Australia)	2,269	5,896
First Majestic Silver Corp. (Canada)*	100	658
Fortuna Silver Mines, Inc. (Canada)*	300	999
Gold Fields Ltd. (South Africa)	937	3,469
Goldcorp, Inc. (Canada)	400	4,577
Guyana Goldfields, Inc. (Canada)*	1,000	808
Harmony Gold Mining Co. Ltd. (South Africa)*	792	1,488
Hecla Mining Co.	900	2,070
IAMGOLD Corp. (Canada)*	700	2,429
Independence Group NL (Australia)	711	2,455
Kinross Gold Corp. (Canada)*	1,600	5,508
McEwen Mining, Inc.	600	900
New Gold, Inc. (Canada)*	3,700	3,156
Newcrest Mining Ltd. (Australia)	213	3,848
Newmont Mining Corp.	100	3,577
Northern Star Resources Ltd. (Australia)	372	2,358
OceanaGold Corp. (Australia)	800	2,514
Osisko Gold Royalties Ltd. (Canada)	100	1,123
Pan American Silver Corp. (Canada)	100	1,322
Regis Resources Ltd. (Australia)	642	2,411
Resolute Mining Ltd. (Australia)	5,575	4,786
Salzgitter AG (Germany)	441	12,788
Sandstorm Gold Ltd. (Canada)*	200	1,091
Saracen Mineral Holdings Ltd. (Australia)*	1,947	4,021
SEMAFO, Inc. (Canada)*	500	1,388
Sibanye Gold Ltd. (South Africa)*	5,599	5,993
Wheaton Precious Metals Corp. (Canada)	100	2,380
Yamana Gold, Inc. (Brazil)	1,600	4,167

	Shares	Value

COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	5,000	$5,008
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	58,000	24,049

		138,994

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	58	896
Ameren Corp.	6	441
CenterPoint Energy, Inc.	13	399
Centrica PLC (United Kingdom)	507	754
CMS Energy Corp.	8	444
Consolidated Edison, Inc.	8	678
Dominion Energy, Inc.	20	1,533
DTE Energy Co.	5	624
E.ON SE (Germany)	198	2,202
Engie SA (France)	166	2,475
Innogy SE (Germany), 144A	10	462
National Grid PLC (United Kingdom)	304	3,370
NiSource, Inc.	10	287
Public Service Enterprise Group, Inc.	13	772
RWE AG (Germany)	46	1,234
Sempra Energy	7	881
Suez (France)	20	265
Veolia Environnement SA (France)	46	1,029
WEC Energy Group, Inc.	8	633

		19,379

Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.*	300	20,508
Enbridge, Inc. (Canada)	1,100	39,840
Gibson Energy, Inc. (Canada)	100	1,719
Inter Pipeline Ltd. (Canada)	400	6,618
Keyera Corp. (Canada)	100	2,358
Kinder Morgan, Inc.	1,800	36,018
ONEOK, Inc.	400	27,936
Pembina Pipeline Corp. (Canada)	400	14,694
SemGroup Corp. (Class A Stock)	100	1,474
Targa Resources Corp.	100	4,155
Tidewater Midstream & Infrastructure Ltd. (Canada)	100	106
TransCanada Corp. (Canada)	800	35,931
Williams Cos., Inc. (The)	1,100	31,592

		222,949

Paper & Forest Products — 0.3%
Ence Energia y Celulosa SA (Spain)	1,532	8,551
Louisiana-Pacific Corp.	76	1,853
Navigator Co. SA (The) (Portugal)	1,636	7,504
Semapa-Sociedade de Investimento e Gestao (Portugal)	87	1,418

		19,326

Personal Products — 0.1%
Beiersdorf AG (Germany)	1	104
Estee Lauder Cos., Inc. (The) (Class A Stock)	2	331
L’Oreal SA (France)	8	2,155
Unilever NV (United Kingdom), CVA	54	3,143

A980

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever PLC (United Kingdom)	41	$2,352

		8,085

Pharmaceuticals — 0.4%
Allergan PLC	2	293
AstraZeneca PLC (United Kingdom)	31	2,470
Bayer AG (Germany)	17	1,100
Bristol-Myers Squibb Co.	11	525
Eli Lilly & Co.	7	908
GlaxoSmithKline PLC (United Kingdom)	115	2,390
Johnson & Johnson	18	2,516
Merck & Co., Inc.	18	1,497
Merck KGaA (Germany)	1	114
Mylan NV*	4	113
Novartis AG (Switzerland)	58	5,588
Novo Nordisk A/S (Denmark) (Class B Stock)	41	2,152
Pfizer, Inc.	40	1,699
Roche Holding AG (Switzerland)	17	4,697
Sanofi (France)	27	2,389
Zoetis, Inc.	3	302

		28,753

Professional Services — 0.1%
Akka Technologies (France)	51	3,472
Amadeus Fire AG (Germany)	15	1,734

		5,206

Road & Rail — 0.2%
ALD SA (France), 144A	248	3,468
Sixt SE (Germany)	108	11,327

		14,795

Specialty Retail — 0.2%
Fnac Darty SA (France)*	143	10,696
Hornbach Holding AG & Co. KGaA (Germany)	32	1,606

		12,302

Textiles, Apparel & Luxury Goods — 0.0%
Geox SpA (Italy)	1,480	2,749

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.*	165	2,176

Tobacco — 0.1%
Altria Group, Inc.	20	1,149
British American Tobacco PLC (United Kingdom)	81	3,376
Imperial Brands PLC (United Kingdom)	32	1,095
Philip Morris International, Inc.	16	1,414

		7,034

Trading Companies & Distributors — 0.1%
Jacquet Metal Service SA (France)	84	1,405
Watsco, Inc.	40	5,728

		7,133

Transportation Infrastructure — 2.4%
Aena SME SA (Spain), 144A	340	61,305
Aeroports de Paris (France)	153	29,641
Atlantia SpA (Italy)	1,749	45,403

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Enav SpA (Italy), 144A	1,346	$7,347
Fraport AG Frankfurt Airport Services Worldwide (Germany)	287	22,027
Hamburger Hafen und Logistik AG (Germany)	141	3,229
Macquarie Infrastructure Corp.	100	4,122
Societa Iniziative Autostradali e Servizi SpA (Italy)	502	8,706

		181,780

Water Utilities — 0.0%
American Water Works Co., Inc.	5	521
Severn Trent PLC (United Kingdom)	19	489
United Utilities Group PLC (United Kingdom)	59	626

		1,636

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	100	2,152
Millicom International Cellular SA (Colombia), SDR	2	122
Softbank Corp. (Japan)	100	1,125
Sprint Corp.*	27	153
Tele2 AB (Sweden) (Class B Stock)	54	721
T-Mobile US, Inc.*	11	760
Vodafone Group PLC (United Kingdom)	2,968	5,415

		10,448
TOTAL COMMON STOCKS (cost $2,073,461)		2,097,615
PREFERRED STOCKS — 0.3%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	15	988
Porsche Automobil Holding SE (Germany) (PRFC)	42	2,643
Volkswagen AG (Germany) (PRFC)	50	7,884

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	5	511

Machinery
Jungheinrich AG (Germany) (PRFC)	194	6,334
TOTAL PREFERRED STOCKS (cost $19,362)		18,360

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 16.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.875%	01/11/28		212	162,604
6.250%	04/22/19		500	500,250
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	476	539,468

TOTAL SOVEREIGN BONDS (cost $1,219,074)				1,202,322

A981

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $3,311,897)		$3,318,297

	Shares

SHORT-TERM INVESTMENTS — 53.3%

UNAFFILIATED FUNDS
BlackRock Liquidity FedFund	1,994,297	1,994,297
Goldman Sachs Financial Square Funds - Government Fund	1,994,299	1,994,299

TOTAL SHORT-TERM INVESTMENTS (cost $3,988,596)		3,988,596

TOTAL INVESTMENTS — 97.7% (cost $7,300,493)	7,306,893
Other assets in excess of liabilities(z) — 2.3%	175,410
NET ASSETS — 100.0%	$7,482,303

See the Glossary for a list of abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Financial futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	3 Year Australian Treasury Bonds	Jun. 2019	$5,957,757	$11,485
4	10 Year U.S. Ultra Treasury Notes	Jun. 2019	531,125	11,308
2	Euro STOXX 50 Index	Jun. 2019	73,408	953
2	Mini MSCI Emerging Markets Index	Jun. 2019	105,740	3,420
17	SGX FTSE China A50 Index	Apr. 2019	223,125	10,755
2	Yen Denominated Nikkei 225 Index	Jun. 2019	191,825	(2,184)

				35,737

Short Positions:
3	10 Year Euro-Bund	Jun. 2019	559,778	(10,869)
8	Euro Currency	Jun. 2019	1,128,850	3,734
1	Euro-BONO Spanish Government Bonds	Jun. 2019	168,869	(22)
1	Euro-BTP Italian Government Bond	Jun. 2019	145,234	(2,838)
2	Hang Seng China Enterprises Index	Apr. 2019	144,893	(1,862)
13	S&P 500 E-Mini Index	Jun. 2019	1,844,570	(43,457)

				(55,314)

				$(19,577)

Commodity futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	Gold 100 OZ	Jun. 2019	$129,850	$(3,050)

A982

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ARS	885		$19,075	$18,437	$—	$(638)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ARS	413		8,681	8,602	—	(79)
Expiring 07/18/19	BNP Paribas	ARS	975		22,445	19,386	—	(3,059)
Expiring 07/18/19	BNP Paribas	ARS	885		17,888	17,596	—	(292)
Expiring 07/18/19	Goldman Sachs International	ARS	8,911		194,260	177,256	—	(17,004)
Expiring 07/18/19	Goldman Sachs International	ARS	3,249		69,564	64,624	—	(4,940)
Brazilian Real,
Expiring 05/16/19	Goldman Sachs International	BRL	1,300		338,773	330,858	—	(7,915)
Expiring 05/16/19	Goldman Sachs International	BRL	1,091		289,925	277,580	—	(12,345)
Expiring 05/16/19	Goldman Sachs International	BRL	1,050		275,289	267,141	—	(8,148)
Expiring 05/16/19	Goldman Sachs International	BRL	1,028		241,477	261,742	20,265	—
Expiring 05/16/19	Goldman Sachs International	BRL	793		187,778	201,720	13,942	—
Expiring 05/16/19	Goldman Sachs International	BRL	107		27,781	27,316	—	(465)
Expiring 05/16/19	Goldman Sachs International	BRL	82		19,353	20,795	1,442	—
Expiring 05/16/19	Goldman Sachs International	BRL	70		18,784	17,891	—	(893)
Expiring 06/13/19	Goldman Sachs International	BRL	234		60,192	59,521	—	(671)
British Pound,
Expiring 06/13/19	Bank of America, N.A.	GBP	—	(r)	312	310	—	(2)
Expiring 06/13/19	Barclays Bank PLC	GBP	94		123,767	123,016	—	(751)
Expiring 06/13/19	BNP Paribas	GBP	44		58,091	57,738	—	(353)
Expiring 06/13/19	Commonwealth Bank of Australia	GBP	11		13,822	13,738	—	(84)
Expiring 06/13/19	Goldman Sachs International	GBP	9		12,303	12,229	—	(74)
Expiring 06/13/19	UBS AG	GBP	4		5,224	5,236	12	—
Expiring 06/13/19	UBS AG	GBP	2		2,163	2,150	—	(13)
Chinese Renminbi,
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	5,940		848,125	883,365	35,240	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	11,884		1,748,640	1,765,485	16,845	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	3,577		532,990	531,448	—	(1,542)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	209		31,099	31,004	—	(95)
Czech Koruna,
Expiring 06/13/19	Citibank, N.A.	CZK	585		25,746	25,455	—	(291)
Expiring 06/13/19	Citibank, N.A.	CZK	575		25,444	25,041	—	(403)
Expiring 06/13/19	UBS AG	CZK	390		17,189	16,994	—	(195)
Euro,
Expiring 06/13/19	Citibank, N.A.	EUR	311		351,581	351,388	—	(193)
Expiring 06/13/19	Citibank, N.A.	EUR	35		39,176	39,043	—	(133)
Expiring 06/13/19	Goldman Sachs International	EUR	91		104,118	102,884	—	(1,234)
Hong Kong Dollar,
Expiring 06/13/19	Goldman Sachs International	HKD	45		5,697	5,697	—	—
Hungarian Forint,
Expiring 06/13/19	Bank of America, N.A.	HUF	4,972		17,906	17,460	—	(446)
Expiring 06/13/19	Citibank, N.A.	HUF	108,258		389,674	380,207	—	(9,467)
Expiring 06/13/19	Citibank, N.A.	HUF	108,111		389,464	379,691	—	(9,773)
Expiring 06/13/19	Citibank, N.A.	HUF	6,162		21,623	21,642	19	—
Expiring 06/13/19	Goldman Sachs International	HUF	603		2,172	2,118	—	(54)
Indian Rupee,
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	INR	1,966		27,692	28,104	412	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	INR	659		9,404	9,418	14	—
Indonesian Rupiah,
Expiring 06/13/19	Goldman Sachs International	IDR	630,062		43,666	43,808	142	—
Expiring 06/13/19	Goldman Sachs International	IDR	60,840		4,226	4,231	5	—

A983

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):
Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 06/13/19	Bank of America, N.A.	JPY	2,264	$20,469	$20,548	$79	$—
Expiring 06/13/19	Bank of America, N.A.	JPY	135	1,223	1,228	5	—
Expiring 06/13/19	Barclays Bank PLC	JPY	1,364	12,334	12,381	47	—
Expiring 06/13/19	Citibank, N.A.	JPY	4,536	41,016	41,173	157	—
Expiring 06/13/19	Goldman Sachs International	JPY	1,889	17,077	17,143	66	—
Expiring 06/13/19	Goldman Sachs International	JPY	909	8,228	8,250	22	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	JPY	986	8,919	8,953	34	—
Expiring 06/13/19	UBS AG	JPY	619	5,617	5,618	1	—
Mexican Peso,
Expiring 06/13/19	Citibank, N.A.	MXN	750	38,310	38,158	—	(152)
Expiring 06/13/19	Citibank, N.A.	MXN	131	6,667	6,677	10	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	MXN	2,026	103,522	103,110	—	(412)
New Taiwanese Dollar,
Expiring 06/13/19	BNP Paribas	TWD	2,233	72,501	72,785	284	—
Expiring 06/13/19	BNP Paribas	TWD	465	15,115	15,170	55	—
Polish Zloty,
Expiring 06/13/19	Bank of America, N.A.	PLN	261	68,613	68,095	—	(518)
Russian Ruble,
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	RUB	5,521	82,415	83,197	782	—
Singapore Dollar,
Expiring 06/13/19	Barclays Bank PLC	SGD	134	99,000	99,024	24	—
South African Rand,
Expiring 06/13/19	UBS AG	ZAR	283	19,521	19,418	—	(103)
Expiring 06/13/19	UBS AG	ZAR	72	4,930	4,929	—	(1)
South Korean Won,
Expiring 06/13/19	Citibank, N.A.	KRW	147,996	131,135	130,690	—	(445)
Expiring 06/13/19	Citibank, N.A.	KRW	22,994	20,255	20,305	50	—
Thai Baht,
Expiring 06/13/19	Citibank, N.A.	THB	2,134	67,498	67,369	—	(129)
Expiring 06/13/19	Citibank, N.A.	THB	194	6,102	6,121	19	—
Turkish Lira,
Expiring 06/13/19	Citibank, N.A.	TRY	247	43,054	41,351	—	(1,703)
Expiring 06/13/19	UBS AG	TRY	2,223	386,887	371,805	—	(15,082)
Expiring 06/13/19	UBS AG	TRY	246	41,384	41,083	—	(301)

				$7,964,371	$7,953,946	89,973	(100,398)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/18/19	Goldman Sachs International	ARS	1,485	$32,310	$29,533	$2,777	$—
Expiring 07/18/19	Goldman Sachs International	ARS	876	19,782	17,433	2,349	—
Australian Dollar,
Expiring 06/13/19	Goldman Sachs International	AUD	48	33,730	33,750	—	(20)
Expiring 06/13/19	Goldman Sachs International	AUD	19	13,276	13,314	—	(38)
Brazilian Real,
Expiring 05/16/19	Goldman Sachs International	BRL	2,846	737,165	724,370	12,795	—
Expiring 05/16/19	Goldman Sachs International	BRL	1,108	286,601	282,056	4,545	—
Expiring 05/16/19	Goldman Sachs International	BRL	1,055	272,508	268,583	3,925	—
Expiring 05/16/19	Goldman Sachs International	BRL	316	82,259	80,431	1,828	—

A984

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/16/19	Goldman Sachs International	BRL	133	$34,123	$33,814	$309	$—
Expiring 05/16/19	Goldman Sachs International	BRL	88	22,159	22,470	—	(311)
Canadian Dollar,
Expiring 06/13/19	BNP Paribas	CAD	54	40,521	40,567	—	(46)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	CAD	4	3,127	3,130	—	(3)
Expiring 06/13/19	UBS AG	CAD	105	78,493	78,582	—	(89)
Expiring 06/13/19	UBS AG	CAD	34	25,260	25,303	—	(43)
Chilean Peso,
Expiring 06/13/19	Citibank, N.A.	CLP	8,601	12,939	12,639	300	—
Chinese Renminbi,
Expiring 06/13/19	Bank of America, N.A.	CNH	82	12,185	12,187	—	(2)
Expiring 06/13/19	Bank of America, N.A.	CNH	21	3,164	3,159	5	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	5,186	777,339	771,220	6,119	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	286	42,579	42,513	66	—
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	236	34,505	35,128	—	(623)
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	160	22,994	23,733	—	(739)
Expiring 06/20/19	JPMorgan Chase Bank, N.A.	CNH	72	10,513	10,771	—	(258)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	9,085	1,294,684	1,349,716	—	(55,032)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	5,940	845,374	882,476	—	(37,102)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	239	33,934	35,563	—	(1,629)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	154	21,936	22,804	—	(868)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	140	20,842	20,728	114	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	110	16,012	16,376	—	(364)
Czech Koruna,
Expiring 06/13/19	Citibank, N.A.	CZK	123	5,364	5,364	—	—
Euro,
Expiring 06/13/19	BNP Paribas	EUR	91	102,825	102,198	627	—
Expiring 06/13/19	Citibank, N.A.	EUR	343	389,648	386,759	2,889	—
Expiring 06/13/19	Citibank, N.A.	EUR	177	201,444	200,216	1,228	—
Expiring 06/13/19	Goldman Sachs International	EUR	95	107,503	106,846	657	—
Expiring 06/13/19	Goldman Sachs International	EUR	10	11,460	11,415	45	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	EUR	44	49,799	49,495	304	—
Expiring 06/13/19	UBS AG	EUR	598	678,950	674,824	4,126	—
Hungarian Forint,
Expiring 06/13/19	Citibank, N.A.	HUF	99,266	349,943	348,628	1,315	—
Expiring 06/13/19	Citibank, N.A.	HUF	11,030	39,065	38,736	329	—
Israeli Shekel,
Expiring 06/13/19	Bank of America, N.A.	ILS	53	14,868	14,785	83	—
New Zealand Dollar,
Expiring 06/13/19	Commonwealth Bank of Australia	NZD	5	3,066	3,042	24	—
Norwegian Krone,
Expiring 06/13/19	UBS AG	NOK	34	3,949	3,953	—	(4)
Philippine Peso,
Expiring 06/13/19	BNP Paribas	PHP	31,483	597,996	595,530	2,466	—
Expiring 06/13/19	BNP Paribas	PHP	1,066	20,106	20,168	—	(62)
Swedish Krona,
Expiring 06/13/19	UBS AG	SEK	54	5,828	5,865	—	(37)
Swiss Franc,
Expiring 06/13/19	UBS AG	CHF	16	16,239	16,419	—	(180)
Expiring 06/13/19	UBS AG	CHF	6	6,107	6,112	—	(5)

A985

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/13/19	UBS AG	TRY	1,195	$207,834	$199,805	$8,029	$—

				$7,642,308	$7,682,509	57,254	(97,455)

						$147,227	$(197,853)

(r)	Notional amount is less than $500 par.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

Alerian MLP Total Return Index(Q)	3 Month LIBOR +48bps(Q)	JPMorgan Chase Bank, N.A.	05/25/19		83	$768	$—	$768
Alerian MLP Total Return Index(Q)	3 Month LIBOR +40bps(Q)	BNP Paribas S.A.	05/25/19		49	456	—	456
Alerian MLP Total Return Index(Q)	3 Month LIBOR +47bps(Q)	BNP Paribas S.A.	05/25/19		43	409	—	409
Alerian MLP Total Return Index(Q)	3 Month LIBOR +47bps(Q)	BNP Paribas S.A.	05/25/19		14	126	—	126
Alerian MLP Total Return Index(Q)	3 Month LIBOR +40bps(Q)	BNP Paribas S.A.	05/25/19		10	89	—	89
Alerian MLP Total Return Index(Q)	3 Month LIBOR +47bps(Q)	BNP Paribas S.A.	05/25/19		10	93	—	93
Alerian MLP Total Return Index(Q)	3 Month LIBOR +48bps(Q)	JPMorgan Chase Bank, N.A.	05/25/19		10	91	—	91
Barclay Elevators Index(Q)	3 Month LIBOR - 20bps(Q)	Barclays Bank PLC	03/04/20		(10)	(48)	—	(48)
Barclay Elevators Index(Q)††	3 Month LIBOR - 20bps(Q)	Barclays Bank PLC	03/04/20		(127)	5,010	—	5,010
JP Morgan Canadian Banks Index(Q)††	3 Month CDOR - 5bps(Q)	JPMorgan Chase Bank, N.A.	03/26/20	CAD	(174)	1,554	—	1,554
MSCI Australia Banks Total Return Index(Q)	3 Month BBSW - 33bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(13)	(31)	—	(31)
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW - 20bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(99)	2,840	—	2,840
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW - 33bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(185)	6,253	—	6,253
MSCI Australia Banks Total Return Index(Q)††	3 Month BBSW - 13bps(Q)	BNP Paribas S.A.	02/06/20	AUD	(363)	4,783	—	4,783

A986

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19	(14)	$554	$—	$554
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19	(32)	1,278	—	1,278
MSCI U.S. Banks Gross Total Return Index(Q)	3 Month LIBOR +14bps(Q)	BNP Paribas S.A.	06/12/19	(56)	2,271	—	2,271

					$26,496	$—	$26,496

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

†† See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Barclays Elevators Index total return swap with Barclays Bank PLC, as of March 31, 2019, termination date 03/04/20:

Reference Equity	Shares	Market Value	% of Total Index Value

Kone OYJ	157,078	$7,924,522	52.76%
Schindler Holding AG	31,545	6,539,007	43.53%
Fujitec Co. Ltd.	27,700	306,334	2.04%
Yungtay Engineering Co. Ltd.	121,000	250,881	1.67%

		$15,020,744

The following table represents the individual positions and related values of underlying securities of JP Morgan Canadian Banks Index total return swap with JPMorgan Chase, N.A., as of March 31, 2019, termination date 03/26/20:

Reference Equity	Shares	Market Value	% of Total Index Value

Royal Bank of Canada	1,130	$85,253	29.53%
Toronto-Dominion Bank (The)	1,433	77,755	26.93%
Bank of Nova Scotia (The)	930	49,482	17.14%
Bank of Montreal	503	37,620	13.03%
Canadian Imperial Bank of Commerce	338	26,708	9.25%
National Bank of Canada	264	11,898	4.12%

		$288,716

A987

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

The following table represents the individual positions and related values of underlying securities of MSCI Australian Banks Total Return Index total return swap with BNP Paribas S.A., as of March 31, 2019, termination date 02/06/20:

Reference Equity	Shares	Market Value	% of Total Index Value

Commonwealth Bank of Australia	1,770	$88,748	34.15%
Westpac Banking Corp.	3,435	63,184	24.31%
Australia & New Zealand Banking Group Ltd.	2,868	52,979	20.38%
National Australia Bank Ltd.	2,734	49,036	18.87%
Bendigo & Adelaide Bank Ltd.	489	3,359	1.29%
Bank of Queensland Ltd.	402	2,595	1.00%

		$259,901

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$188,639	$—

A988

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 98.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.1%
BANK, Series 2018-BN15, Class A3	4.138%	11/15/61	13,000	$13,919,279
BENCHMARK Mortgage Trust, Series 2018-B7, Class A3	4.241%	05/15/53	13,000	14,039,653
CD Commercial Mortgage Trust, Series 2018-CD7, Class A3	4.013%	08/15/51	25,000	26,582,708
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	3,979	4,103,710
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	20,314,338
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,929,385
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	15,383,069
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	20,527,330
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,815,914
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,920,264
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,796,876
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	33,986,677
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,622,977
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	20,413,902
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3	4.145%	11/10/51	16,375	17,537,121
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,309,109
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,246,663
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	23,382,377
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	20,451,178
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	2,040,616
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	15,025,133
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	17,271,403
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	10,006,867
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	17,361,644
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	13,865,504
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	24,414,435
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	18,358,418
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%	09/10/50	45,000	45,064,418
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%	08/15/48	19,000	19,369,396

A989

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	29,500	$30,222,682
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A4	3.766%	04/15/51	15,000	15,490,167
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%	05/10/49	10,000	9,970,550
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	08/10/49	15,000	14,553,728
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	45,800	46,521,318
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	15,000	15,399,671
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%	05/10/49	20,000	19,664,810
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%	10/10/49	25,000	24,235,565
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%	01/15/47	3,677	3,824,558
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%	09/15/47	15,000	15,393,350
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%	07/15/48	18,000	18,488,144
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4, Class A4	3.758%	03/10/52	50,750	52,655,734
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	18	18,202
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	906	902,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	17,500	16,914,919
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%	12/15/47	22,000	22,493,051
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,000	9,611,325
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%	11/15/50	10,000	9,983,011
UBS Commercial Mortgage Trust, Series 2018-C12, Class A4	4.030%	08/15/51	25,000	26,446,235
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	15,000	15,363,065
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	13,200	13,380,963
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,921,289
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	25,000	24,237,363
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	35,000	33,877,641
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	20,000	19,356,940
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A3	3.330%	12/15/50	15,000	15,061,529
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A4	3.760%	03/15/52	28,500	29,470,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,026,180,388)				1,027,519,907

A990

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS — 87.6%

Aerospace & Defense — 0.4%
Harris Corp., Sr. Unsec’d. Notes	4.400%	06/15/28	6,500	$6,835,924
L3 Technologies, Inc., Gtd. Notes	3.850%	06/15/23	5,675	5,848,580
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	6,183	6,108,736
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	5,135	5,217,043
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	539,257
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,513,062
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	1,150	1,118,938
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	12,075	12,480,887
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	5,945,666
United Technologies Corp., Sr. Unsec’d. Notes	6.125%	07/15/38	5,804	7,048,456

				53,656,549

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	8,580	8,559,660
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	722,590
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.750%	09/15/47	10,450	10,171,087
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222%	08/15/24	3,175	3,104,389
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.390%	08/15/37	39,700	35,521,186
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	9,900	9,869,750
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,470,477
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	236,317
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,586,045
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	986,032
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	7,837	8,055,900
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700%	08/15/35	2,240	2,323,991
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	6,490	6,661,489
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%	05/01/20	8,000	8,324,590
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	3,275	3,648,207
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	05/01/40	650	800,147

				116,041,857

Airlines — 0.9%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	3,550	3,607,803
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	6,303	6,527,265
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	10,074	9,912,457
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	3,629	3,635,179
American Airlines 2016-1 Class AA Pass-Through Trust, Series AA, Pass-Through Certificates	3.575%	07/15/29	4,747	4,767,375
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	308	323,714
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	428	467,628

A991

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20		7,800	$7,731,513
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22		43,847	44,094,817
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21		1,830	1,867,722
United Airlines 2013-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	4.300%	02/15/27		2,585	2,679,455
United Airlines 2014-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	4.000%	10/11/27		1,385	1,410,091
United Airlines 2014-2 Class A Pass-Through Trust, Series A, Pass-Through Certificates	3.750%	03/03/28		4,408	4,436,584
United Airlines 2016-2 Class AA Pass-Through Trust, Series AA, Pass-Through Certificates	2.875%	04/07/30		21,784	20,877,953
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	05/15/27		216	218,487

					112,558,043

Auto Manufacturers — 2.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22		1,300	1,293,536
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21		3,500	3,491,656
Ford Holdings LLC, Gtd. Notes	9.300%	03/01/30		2,450	2,899,724
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43		13,555	10,622,480
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29		2,870	2,960,077
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28		16,745	17,463,975
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.450%	07/16/31		9,116	9,716,166
Ford Motor Co., Sr. Unsec’d. Notes(a)	7.750%	06/15/43		1,510	1,660,126
Ford Motor Co., Sr. Unsec’d. Notes	8.900%	01/15/32		891	1,025,042
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47		5,300	6,874,973
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22		7,350	7,144,004
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.339%	03/28/22		20,000	19,425,309
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.813%	10/12/21		1,835	1,817,885
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.687%	06/09/25		34,740	33,182,523
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.085%	01/07/21		4,900	4,988,788
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25		440	434,210
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35		4,785	4,340,552
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		45,045	44,822,360
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36		4,580	4,791,422
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20		7,200	7,210,062
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21		8,500	8,461,835
General Motors Financial Co., Inc., Gtd. Notes	3.450%	01/14/22		11,580	11,582,387
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20		7,450	7,510,887
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24		3,525	3,488,631
General Motors Financial Co., Inc., Gtd. Notes	4.000%	10/06/26		6,525	6,250,313
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25		372	364,435
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27		4,835	4,699,138
General Motors Financial Co., Inc., Gtd. Notes	5.250%	03/01/26		11,130	11,486,492
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.200%	11/06/21		20,500	20,856,624
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.875%	11/13/20		6,225	6,304,941
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	4.000%	11/12/21		3,860	3,937,874
Volkswagen International Finance NV (Germany), Gtd. Notes	1.875%	03/30/27	EUR	15,000	16,560,608

					287,669,035

A992

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment — 0.2%
Aptiv Corp., Gtd. Notes	4.150%		03/15/24		7,000	$7,216,153
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20		7,216	7,219,775
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.500%		04/29/22		7,747	7,728,233

						22,164,161

Banks — 9.5%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%		02/23/23		6,600	6,522,512
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22		5,000	5,047,475
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%		02/23/28		4,400	4,266,095
Banco Santander SA (Spain), Sr. Unsec’d. Notes	4.379%		04/12/28		8,200	8,291,238
Bank of America Corp., Series FF, Jr. Sub. Notes	5.875%	(ff)	— (rr	)	3,315	3,363,565
Bank of America Corp., Series AA, Jr. Sub. Notes(a)	6.100%	(ff)	— (rr	)	6,300	6,666,093
Bank of America Corp., Series X, Jr. Sub. Notes	6.250%	(ff)	— (rr	)	5,075	5,379,500
Bank of America Corp., Series DD, Jr. Sub. Notes	6.300%	(ff)	— (rr	)	3,075	3,340,219
Bank of America Corp., Series Z, Jr. Sub. Notes	6.500%	(ff)	— (rr	)	2,000	2,170,080
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	(ff)	12/20/28		24,217	23,680,569
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%	(ff)	01/20/28		34,725	35,195,055
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.974%	(ff)	02/07/30		22,285	22,713,718
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271%	(ff)	07/23/29		3,600	3,748,415
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.330%	(ff)	03/15/50		7,180	7,388,031
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	(ff)	01/20/48		6,835	7,127,787
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44		30,900	34,726,696
Bank of America Corp., Sub. Notes	6.110%		01/29/37		1,000	1,186,586
Bank of America Corp., Series L, Sub. Notes, MTN	3.950%		04/21/25		10,185	10,359,823
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		12,425	12,671,441
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		33,340	34,745,517
Bank of New York Mellon Corp. (The), Series F, Jr. Sub. Notes	4.625%	(ff)	— (rr	)	11,245	10,626,525
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25		775	755,655
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%		01/10/28		6,400	6,360,930
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		16,550	16,621,033
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.610%	(ff)	02/15/23		30,520	31,149,504
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47		6,480	6,481,250
Barclays PLC (United Kingdom), Sub. Notes	5.200%		05/12/26		5,100	5,202,321
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400%		08/14/28		9,700	9,980,061
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	5.198%	(ff)	01/10/30		11,490	12,404,765
BPCE SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%		01/11/28		4,000	3,913,406
Citigroup, Inc., Series R, Jr. Sub. Notes	6.125%	(ff)	— (rr	)	7,500	7,650,000
Citigroup, Inc., Series T, Jr. Sub. Notes	6.250%	(ff)	— (rr	)	3,960	4,167,900
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	(ff)	07/24/28		34,800	34,710,258
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26		1,800	1,828,479
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	(ff)	01/10/28		4,385	4,452,899
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/23/48		9,600	10,291,969
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42		8,365	10,273,764

A993

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98		2,825	$3,527,071
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.125%		07/15/39		2,000	3,006,510
Citigroup, Inc., Sub. Notes	4.400%		06/10/25		5,400	5,590,553
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		6,760	6,945,465
Citigroup, Inc., Sub. Notes	4.600%		03/09/26		425	443,954
Citigroup, Inc., Sub. Notes(a)	4.750%		05/18/46		17,515	18,147,826
Citigroup, Inc., Sub. Notes	5.500%		09/13/25		6,146	6,736,574
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		1,000	1,017,053
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%	(ff)	12/14/23		10,000	9,826,123
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%	(ff)	01/12/29		12,455	12,208,021
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	4.207%	(ff)	06/12/24		4,560	4,671,188
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%		01/09/28		7,135	7,216,966
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25		1,665	1,677,603
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23		16,907	17,170,348
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000%		01/12/22		6,353	6,515,243
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.375%		01/12/24		5,000	5,200,301
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21		11,390	11,218,708
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.950%		02/27/23		1,500	1,481,405
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%		02/04/21		29,170	29,281,825
Deutsche Bank AG (Germany), Series D, Sr. Unsec’d. Notes.	5.000%		02/14/22		40,200	41,091,181
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26		2,205	2,135,423
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23		725	753,748
Goldman Sachs Group, Inc. (The), Series O, Jr. Sub. Notes(a)	5.300%	(ff)	— (rr	)	5,250	5,284,125
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375%	(ff)	— (rr	)	8,100	8,170,875
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes(a)	5.700%	(ff)	— (rr	)	3,325	3,325,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		10,540	10,515,613
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26		9,640	9,511,292
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25		2,700	2,727,431
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		1,500	1,505,072
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		42,400	42,565,427
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.223%	(ff)	05/01/29		14,845	15,171,582
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		700	750,734
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24		180	185,648

A994

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45		8,275	$8,751,398
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24		5,000	5,113,618
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25		1,560	1,593,064
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%		03/29/27		6,800	6,825,823
JPMorgan Chase & Co., Series CC, Jr. Sub. Notes	4.625%	(ff)	— (rr	)	23,500	21,855,000
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000%	(ff)	— (rr	)	7,000	6,961,500
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150%	(ff)	— (rr	)	1,800	1,812,510
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300%	(ff)	— (rr	)	6,990	7,063,395
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100%	(ff)	— (rr	)	6,000	6,300,000
JPMorgan Chase & Co., Series I, Jr. Sub. Notes, 3 Month LIBOR + 3.470%	6.221%	(c)	— (rr	)	3,156	3,171,780
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	(ff)	02/01/28		5,000	5,093,526
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	(ff)	07/24/38		45,267	44,369,578
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.897%	(ff)	01/23/49		3,000	2,904,807
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.964%	(ff)	11/15/48		24,300	23,690,927
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005%	(ff)	04/23/29		11,035	11,334,283
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	(ff)	07/24/48		3,525	3,480,443
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	(ff)	02/22/48		34,470	35,328,934
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.452%	(ff)	12/05/29		1,500	1,596,587
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42		250	296,286
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41		1,100	1,334,126
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26		9,450	9,754,615
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes.	3.750%		01/11/27		10,000	9,835,048
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	(ff)	— (rr	)	3,675	3,684,188
Morgan Stanley, Series J, Jr. Sub. Notes	5.550%	(ff)	— (rr	)	5,215	5,306,784
Morgan Stanley, Sr. Unsec’d. Notes(a)	4.375%		01/22/47		19,700	20,306,344
Morgan Stanley, Sr. Unsec’d. Notes	4.457%	(ff)	04/22/39		8,035	8,334,857
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		3,760	3,826,014
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772%	(ff)	01/24/29		5,350	5,369,460
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26		589	602,224
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25		15,405	15,855,124
Morgan Stanley, Series F, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24		1,190	1,223,950
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	(ff)	07/22/38		17,130	16,827,437
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42		5,875	7,587,034
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		420	430,896
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23		60	61,782
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625%		09/29/22		13,300	13,294,078
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	3.750%		08/30/23		6,865	6,917,638
Nordea Bank Abp (Finland), Sub. Notes, 144A	4.250%		09/21/22		2,000	2,047,390
People’s United Bank NA, Sub. Notes	4.000%		07/15/24		510	515,011
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23		5,900	5,924,454
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269%	(ff)	03/22/25		18,420	18,615,887
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	5.076%	(ff)	01/27/30		13,450	14,159,276
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.450%		12/03/21		17,100	17,618,813
State Street Corp., Series F, Jr. Sub. Notes(a)	5.250%	(ff)	— (rr	)	5,005	5,111,356

A995

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	$18,728,982
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	33,999	35,101,617
UniCredit SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.572%	01/14/22	14,525	15,199,223
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	8,905	9,483,211
Wells Fargo & Co., Sub. Notes, MTN	4.650%	11/04/44	3,135	3,220,161
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	13,680	14,354,949

				1,199,212,410

Beverages — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700%	02/01/36	23,680	23,655,999
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.900%	02/01/46	3,890	3,907,056
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	11,717,755
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	4,993,209
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%	04/13/28	8,950	9,100,808
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.375%	04/15/38	32,950	31,625,123
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.439%	10/06/48	15,865	14,934,759
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.600%	04/15/48	5,245	5,038,794
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750%	01/23/29	8,090	8,619,068
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.450%	01/23/39	6,345	6,868,549
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.550%	01/23/49	8,045	8,829,775
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.800%	01/23/59	5,235	5,820,964
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	4.450%	05/15/25	21,850	22,026,918
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,762,429
Constellation Brands, Inc., Gtd. Notes	4.100%	02/15/48	4,600	4,170,799
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	6,101,437
Constellation Brands, Inc., Gtd. Notes	5.250%	11/15/48	8,250	8,749,160
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057%	05/25/23	10,380	10,678,188
Keurig Dr. Pepper, Inc., Gtd. Notes	4.500%	11/15/45	17,400	16,019,152
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	6,706	7,491,478
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.600%	07/17/45	12,645	14,371,226

				227,482,646

Biotechnology — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	800	756,772
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	4,830	4,958,835
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	13,943	13,667,894
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	21,898,362
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,403,510
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	1,456	1,595,294

A996

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	17,708	$18,698,985
Celgene Corp., Sr. Unsec’d. Notes	4.350%	11/15/47	8,500	8,281,812
Celgene Corp., Sr. Unsec’d. Notes(a)	4.550%	02/20/48	33,305	33,792,232
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	6,884,218
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,150	1,206,796
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	21,964	23,509,159
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,177	1,201,207
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,535,917
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	9,888,371
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	6,095	6,379,539
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	10,125	10,634,422

				178,293,325

Building Materials — 1.1%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	6,850	6,995,124
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,852,875
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.500%	02/15/47	1,684	1,614,524
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	5,204	5,083,647
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	9,236,280
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	12,992,032
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,849,173
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,166,462
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	7,736,005
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/15/22	1,626	1,667,894
Owens Corning, Sr. Unsec’d. Notes	4.200%	12/01/24	4,868	4,918,653
Owens Corning, Sr. Unsec’d. Notes	4.300%	07/15/47	25,000	20,227,985
Owens Corning, Sr. Unsec’d. Notes	4.400%	01/30/48	8,471	6,969,260
Owens Corning, Sr. Unsec’d. Notes	7.000%	12/01/36	7,533	8,566,520
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	6,150	6,303,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/25	7,400	7,748,466
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	27,878	25,226,723
Vulcan Materials Co., Sr. Unsec’d. Notes	4.700%	03/01/48	4,700	4,343,279

				135,498,652

Chemicals — 2.9%
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	4,929,225
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,204,391
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	16,881,464
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,248	6,215,160
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	7,835	7,443,250
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	14,350	12,932,938
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	16,644	16,850,074
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%	11/15/42	28,717	27,448,556
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	5,758	5,979,906
Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A(a)	5.550%	11/30/48	52,861	58,936,057
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	5,377	6,798,630
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,216,490

A997

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	8,500	$8,690,690
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%	12/01/28	5,892	6,071,797
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	18,946	18,507,663
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	4,057	4,013,039
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%	10/15/19	9,400	9,439,115
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	3,750	3,838,244
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	18,305	18,707,491
LYB International Finance II BV, Gtd. Notes(a)	3.500%	03/02/27	4,573	4,397,459
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	13,754	12,362,291
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	6.000%	11/15/21	5,450	5,828,937
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,296,715
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	11,100	11,440,389
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	2,445	2,283,043
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,077,278
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	13,860	14,703,756
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.000%	04/01/25	800	774,361
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.625%	03/15/24	1,045	1,057,167
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,831,211
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.200%	04/01/29	1,035	1,065,766
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,226,721
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.000%	04/01/49	5,145	5,377,310
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	975	1,031,565
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	8,436	9,713,045
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	7.125%	05/23/36	6,520	8,244,319
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,799,253
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,541,599
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	5.182%	04/24/28	2,480	2,520,395
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	616,041
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,445,780
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	4.750%	06/01/28	19,450	20,212,373

				364,950,954

Commercial Services — 1.6%
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,193,583
Board of Trustees of The Leland Stanford Junior
University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	12,497,682
Boston University, Series CC, Sec’d. Notes	4.061%	10/01/48	4,695	4,996,124
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,181,134
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	333	408,453
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	10/15/22	13,000	13,050,901
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	4,800	4,668,494
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	32,800	30,841,710
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	8,460	8,318,987
ERAC USA Finance LLC, Gtd. Notes, 144A	5.625%	03/15/42	1,000	1,132,047
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,000	1,241,573
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	3,623	4,647,728
Georgetown University (The), Series A, Unsec’d. Notes	5.215%	10/01/18	2,980	3,364,612
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	356,888

A998

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	$14,833,530
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	160	222,146
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	1,999,688
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	17,608	17,972,939
Northwestern University, Unsec’d. Notes	4.198%	12/01/47	1,335	1,483,980
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,261,681
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,265,651
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,159,861
President & Fellows of Harvard College, Unsec’d. Notes	5.625%	10/01/38	17,500	22,844,228
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	3,425	3,476,894
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,330,174
Total System Services, Inc., Sr. Unsec’d. Notes	4.000%	06/01/23	6,920	7,109,742
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,817,865
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,112,500
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,135,000
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	6,475	6,311,305

				199,237,100

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	16,481,696
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	24,418,888
Apple, Inc., Sr. Unsec’d. Notes	3.750%	09/12/47	6,960	6,925,128
Apple, Inc., Sr. Unsec’d. Notes	3.750%	11/13/47	6,170	6,163,966
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	9,378	9,472,066
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	10,700	10,820,431
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	2,945	3,141,490
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	33,995	38,408,133
DXC Technology Co., Sr. Unsec’d. Notes	4.250%	04/15/24	5,000	5,073,275
International Business Machines Corp., Sr. Unsec’d. Notes	2.875%	11/09/22	915	918,250
NCR Corp., Gtd. Notes(a)	6.375%	12/15/23	500	513,750

				122,337,073

Distribution/Wholesale — 0.0%
WW Grainger, Inc., Sr. Unsec’d. Notes	4.200%	05/15/47	4,480	4,531,244

Diversified Financial Services — 0.6%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.300%	10/30/24	12,100	11,980,181
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	48,286	44,639,756
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,613,624
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	6,550	6,827,269
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	6,523,417
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%	06/17/19	1,211	1,212,514
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,380,000
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	1,385	1,393,352

				79,570,113

Electric — 12.1%
AEP Texas, Inc., Sr. Unsec’d. Notes	2.400%	10/01/22	5,600	5,520,678

A999

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
AEP Texas, Inc., Sr. Unsec’d. Notes	3.800%	10/01/47	3,250	$3,090,648
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,302,071
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950%	06/01/28	6,240	6,500,991
AEP Transmission Co. LLC, Sr. Unsec’d. Notes(a)	3.100%	12/01/26	2,080	2,056,869
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750%	12/01/47	10,015	9,845,904
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	5,032,340
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	760,313
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,661,310
Ameren Illinois Co., First Mortgage	3.700%	12/01/47	12,200	11,979,052
Ameren Illinois Co., First Mortgage	4.500%	03/15/49	8,795	9,811,037
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	8,168,036
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	6,798,382
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,671,202
Avangrid, Inc., Sr. Unsec’d. Notes	3.150%	12/01/24	11,020	10,892,344
Avista Corp., First Mortgage	4.350%	06/01/48	11,005	11,663,109
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	330,065
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	20,800	20,091,050
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	09/15/48	14,575	15,316,910
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.250%	04/15/28	5,100	5,065,036
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	7,145	6,825,554
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.450%	01/15/49	30,200	31,888,174
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	8,150	8,663,401
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	16,000	17,725,408
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	4.250%	11/01/28	3,645	3,769,674
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	4.550%	11/15/30	9,675	10,187,422
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,480,943
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	4,921,059
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	18,950	18,473,670
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,576,105
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	7,610	7,484,051
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,444,667
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	7,045	7,222,229
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	4,973,419
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,212,498
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,032,552
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	925	896,003
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	4,863,207
Consolidated Edison Co. of New York, Inc., Series C, Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,805,377
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,430,037
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.500%	05/15/58	20,000	20,887,413
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,585,857
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,644,832
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,802,919
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,075,945

A1000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.250%	06/01/28	6,160	$6,455,487
Dominion Energy, Inc., Series A, Sr. Unsec’d. Notes	4.600%	03/15/49	3,800	3,939,024
Dominion Energy, Inc., Sr. Unsec’d. Notes(a)	4.700%	12/01/44	1,625	1,721,501
Dominion Energy, Inc., Series C, Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,381,652
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	17,495,573
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,265,582
DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	7,040	7,002,667
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,738,275
DTE Electric Co., Series A, General Ref. Mortgage	4.000%	04/01/43	525	541,973
DTE Electric Co., Series A, General Ref. Mortgage	4.050%	05/15/48	6,850	7,140,121
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	5,988,470
DTE Energy Co., Series D, Sr. Unsec’d. Notes	3.700%	08/01/23	5,835	5,973,451
DTE Energy Co., Series F, Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,163,111
Duke Energy Carolinas LLC, First Mortgage	3.950%	03/15/48	11,280	11,536,497
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	13,673,120
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,193,007
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,310,337
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,797,843
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,496,403
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	08/15/47	3,955	3,811,935
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	8,280	7,705,527
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	454,437
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,798,018
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,562,552
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	12,295	12,000,641
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,242,149
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	5,000,499
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	592,847
Duke Energy Progress LLC, First Mortgage	6.125%	09/15/33	4,400	5,298,875
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,061,224
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,007,992
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	5.000%	09/21/48	10,000	10,295,365
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,355,770
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	20,050	20,800,930
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.500%	04/06/28	18,460	17,348,814
Enel Finance International NV (Italy), Gtd. Notes, 144A(a)	3.625%	05/25/27	9,825	9,402,178
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.250%	09/14/23	14,820	15,145,174
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.625%	09/14/25	11,795	12,198,963
Enel Finance International NV (Italy), Gtd. Notes, 144A	4.875%	06/14/29	7,900	8,230,681
Entergy Louisiana LLC, Collateral Trust	4.200%	09/01/48	21,560	22,420,355
Entergy Louisiana LLC, Collateral Trust	4.200%	04/01/50	15,580	16,289,466
Entergy Texas, Inc., First Mortgage	4.500%	03/30/39	15,760	16,592,073
Eversource Energy, Series M, Sr. Unsec’d. Notes	3.300%	01/15/28	4,660	4,605,804
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,554,400
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	7,902	8,316,652

A1001

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	$10,422,915
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	10,000	11,098,036
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	13,136,812
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A.	5.450%	07/15/44	15,283	17,263,664
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,663,369
Florida Power & Light Co., First Mortgage	3.700%	12/01/47	3,870	3,850,484
Florida Power & Light Co., First Mortgage	3.950%	03/01/48	16,395	16,996,861
Florida Power & Light Co., First Mortgage	3.990%	03/01/49	19,700	20,662,756
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	7,906,915
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7,650	7,305,358
Idaho Power Co., First Mortgage	4.200%	03/01/48	6,300	6,315,753
Indiana Michigan Power Co., Series K, Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	7,732,111
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,220,131
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	721,142
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,076,551
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,150,157
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,064,424
Kansas City Power & Light Co., Sr. Sec’d. Notes	4.200%	03/15/48	5,330	5,534,738
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,104,707
Kentucky Utilities Co., First Mortgage(a)	4.375%	10/01/45	960	1,025,897
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	719,008
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	9,898,795
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,244,680
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.300%	01/15/29	6,315	6,609,372
MidAmerican Energy Co., First Mortgage	3.650%	08/01/48	22,370	21,732,667
MidAmerican Energy Co., First Mortgage	4.250%	07/15/49	10,200	10,851,061
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,549,867
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,298,633
MidAmerican Energy Co., First Mortgage(a)	3.650%	04/15/29	12,000	12,488,187
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,675,262
Nevada Power Co., Series CC, General Ref. Mortgage	3.700%	05/01/29	8,350	8,604,096
New England Power Co. (United Kingdom), Sr. Unsec’d. Notes, 144A	3.800%	12/05/47	7,320	7,014,208
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	8,093,118
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.150%	04/01/24	8,075	8,104,175
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,333,492
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	8,026,226
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	16,680,586
Northern States Power Co., First Mortgage	3.600%	09/15/47	11,350	11,085,577
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	4,964,247
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,926,076
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,152,500
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	6,425	7,068,721
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,041,606
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	3.800%	08/15/28	10,670	10,924,395
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	8,811,638
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.150%	04/01/47	3,655	3,708,736

A1002

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	$1,352,429
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.000%	12/01/46	18,253	14,716,481
PacifiCorp, First Mortgage	4.150%	02/15/50	26,800	27,779,455
PECO Energy Co., First Mortgage	3.700%	09/15/47	3,840	3,753,466
PECO Energy Co., First Mortgage	3.900%	03/01/48	9,385	9,488,539
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,748,299
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250%	03/15/28	6,010	5,799,897
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	833,745
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,133,424
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,602,937
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,621,561
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	649,483
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	31,094,014
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,003,950
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	9,120,731
Public Service Co. of Colorado, First Mortgage(a)	3.700%	06/15/28	2,000	2,082,355
Public Service Co. of Colorado, First Mortgage	4.100%	06/15/48	4,735	4,983,823
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	177,216
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,387,851
Public Service Electric & Gas Co., Series I, First Mortgage, MTN	3.750%	03/15/24	2,900	2,998,380
Public Service Electric & Gas Co., Series I, First Mortgage, MTN	4.000%	06/01/44	2,000	1,993,412
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,054,340
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	16,793,355
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,862,321
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	37,545	37,602,083
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	846,273
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	16,742,656
Sempra Energy, Sr. Unsec’d. Notes	3.400%	02/01/28	19,250	18,566,699
South Carolina Electric &Gas Co., First Mortgage	5.450%	02/01/41	3,000	3,540,752
Southern California Edison Co., Series C, First Ref. Mortgage	3.600%	02/01/45	4,330	3,791,855
Southern California Edison Co., First Ref. Mortgage	3.900%	03/15/43	5,000	4,586,750
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	26,179,911
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,438,144
Southern California Edison Co., Series C, First Ref. Mortgage(a)	4.125%	03/01/48	15,150	14,441,718
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	966,943
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	17,050	16,821,969
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	4,470	4,315,527
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	590,286
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,434,036
Tampa Electric Co., Sr. Unsec’d. Notes	4.450%	06/15/49	13,580	14,016,389
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,453,969
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	11,323,168
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	8,967,791

A1003

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric & Power Co., Series A, Sr. Unsec’d. Notes	3.500%	03/15/27	7,920	$8,064,411
Virginia Electric & Power Co., Series A, Sr. Unsec’d. Notes	3.800%	04/01/28	1,530	1,582,489
Virginia Electric & Power Co., Series B, Sr. Unsec’d. Notes	3.800%	09/15/47	23,150	22,334,187
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	1,399	1,386,292
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	4.000%	11/15/46	1,900	1,906,495
Virginia Electric & Power Co., Series B, Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	8,701,627
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	3,835	4,069,849
Virginia Electric & Power Co., Series D, Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,180,724
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,815,728
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	3,087,773
Westar Energy, Inc., First Mortgage	4.250%	12/01/45	4,365	4,564,179
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	2,780	3,010,633
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,974,309
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%	11/01/44	5,000	5,642,443
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,145	5,150,824

				1,531,327,234

Electronics — 0.3%
Fortive Corp., Sr. Unsec’d. Notes	4.300%	06/15/46	13,160	12,899,596
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,562,500
Tyco Electronics Group SA (Switzerland), Gtd. Notes(a)	3.500%	02/03/22	8,100	8,185,581
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%	10/01/37	8,475	11,244,124

				34,891,801

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	5,007	4,814,231

Entertainment — 0.0%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	375	381,300

Environmental Control — 0.1%
Republic Services, Inc., Sr. Unsec’d. Notes	3.375%	11/15/27	7,965	8,018,441

Foods — 2.8%
Cencosud SA (Chile), Gtd. Notes, 144A	4.875%	01/20/23	4,146	4,221,967
JM Smucker Co. (The), Gtd. Notes(a)	4.375%	03/15/45	3,800	3,570,950
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	7,739	8,544,551
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000%	06/01/26	3,370	3,141,192
Kraft Heinz Foods Co., Gtd. Notes	4.000%	06/15/23	14,420	14,813,019
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	16,911,549
Kraft Heinz Foods Co., Gtd. Notes(a)	4.625%	01/30/29	7,890	8,115,994
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	16,275,707
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	6,800	6,562,390
Kraft Heinz Foods Co., Gtd. Notes(a)	6.500%	02/09/40	3,950	4,310,642
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	13,633	15,809,648
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	5,165	5,943,030

A1004

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Kroger Co. (The), Series B, Gtd. Notes	7.700%	06/01/29	4,400	$5,396,390
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	4,841,806
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	8,000	7,252,328
Kroger Co. (The), Sr. Unsec’d. Notes	4.500%	01/15/29	4,140	4,234,711
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	27,180	25,183,044
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,124,033
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	445,780
Kroger Co. (The), Sr. Unsec’d. Notes	5.400%	01/15/49	17,940	18,589,437
Mars, Inc., Gtd. Notes, 144A	3.600%	04/01/34	5,465	5,467,320
Mars, Inc., Gtd. Notes, 144A	3.950%	04/01/44	22,980	23,275,388
Mars, Inc., Gtd. Notes, 144A	4.125%	04/01/54	11,735	12,054,686
Mars, Inc., Gtd. Notes, 144A	4.200%	04/01/59	10,575	10,840,492
Nestle Holdings, Inc., Gtd. Notes, 144A	3.900%	09/24/38	75,000	78,098,296
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,777,365
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,349,428
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,700,381
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,093,629
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.550%	06/02/27	12,390	12,180,822
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000%	03/01/26	3,180	3,252,262
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,400,637
Tyson Foods, Inc., Sr. Unsec’d. Notes	5.100%	09/28/48	15,240	15,510,754

				355,289,628

Forest Products & Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.250%	06/01/28	2,960	3,778,427
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	4,400	4,101,164
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	28,560	28,146,287
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46	1,726	1,769,435
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	22,149	24,714,241
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,631,118

				65,140,672

Gas — 1.0%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	5,120	5,341,444
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	2,610	2,568,713
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	989,768
NiSource, Inc., Sr. Unsec’d. Notes	4.375%	05/15/47	15,000	15,150,996
NiSource, Inc., Sr. Unsec’d. Notes	4.800%	02/15/44	10,310	10,846,905
NiSource, Inc., Sr. Unsec’d. Notes	5.650%	02/01/45	3,000	3,485,860
ONE Gas, Inc., Sr. Unsec’d. Notes(a)	4.500%	11/01/48	14,125	15,585,869
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,905	5,367,131
Southern California Gas Co., Series UU, First Mortgage	4.125%	06/01/48	9,445	9,707,581
Southern California Gas Co., Series VV, First Mortgage	4.300%	01/15/49	12,650	13,547,727
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,610,295
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	9,182,018
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,177,224
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	750,272
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	19,383	19,480,897
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,499,430

				125,292,130

A1005

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value
CORPORATE BONDS (Continued)

Healthcare-Products — 0.9%
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25		26,030	$27,229,388
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36		510	570,914
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46		4,800	5,550,770
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40		5,190	5,280,501
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39		2,500	2,836,154
Boston Scientific Corp., Sr. Unsec’d. Notes	3.750%	03/01/26		9,780	9,971,134
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42		9,216	10,250,622
Medtronic Global Holdings SCA, Gtd. Notes	1.625%	03/07/31	EUR	2,800	3,281,907
Medtronic Global Holdings SCA, Gtd. Notes	2.250%	03/07/39	EUR	4,120	5,022,235
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		6,562	7,164,579
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46		6,405	6,889,520
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	08/15/27		21,853	21,371,986
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25		5,000	4,930,150

					110,349,860

Healthcare-Services — 2.8%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829%	08/15/28		7,005	7,366,376
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	4.272%	08/15/48		8,950	9,560,682
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		1,865	1,671,022
Allina Health System, Unsec’d. Notes	4.805%	11/15/45		4,465	4,753,815
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27		6,550	6,543,365
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28		4,075	4,193,109
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42		2,600	2,683,343
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		1,000	1,031,697
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54		510	517,147
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44		720	786,404
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46		17,310	17,799,011
Ascension Health, Unsec’d. Notes	4.847%	11/15/53		2,672	3,071,718
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46		24,330	24,203,393
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47		6,650	6,904,967
Dartmouth-Hitchcock Health, Series B, Sec’d. Notes(a)	4.178%	08/01/48		12,000	12,210,475
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47		5,125	5,292,338
HCA, Inc., Gtd. Notes	5.375%	02/01/25		1,650	1,749,000
HCA, Inc., Gtd. Notes	5.875%	05/01/23		750	799,688
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26		4,000	4,320,000
HCA, Inc., Gtd. Notes	5.875%	02/01/29		1,400	1,508,430
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24		18,115	19,205,391
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25		3,500	3,758,226
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970%	11/01/48		21,125	21,876,840
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		18,105	19,191,570
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42		1,000	1,158,617
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45		12,050	11,744,451
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		2,390	2,476,963
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45		6,949	7,272,095
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56		2,850	2,934,377
NYU Langone Hospitals, Sec’d. Notes	4.368%	07/01/47		13,575	14,374,284

A1006

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
NYU Langone Hospitals, Sec’d. Notes	4.784%		07/01/44	7,305	$8,206,330
NYU Langone Hospitals, Sr. Sec’d. Notes	5.750%		07/01/43	700	886,442
Quest Diagnostics, Inc., Gtd. Notes	5.750%		01/30/40	1,251	1,339,340
Quest Diagnostics, Inc., Gtd. Notes	6.950%		07/01/37	1,704	1,997,615
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26	4,715	4,678,837
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%		04/01/24	1,400	1,459,060
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%		03/30/45	7,800	7,764,428
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24	12,525	12,852,086
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%		07/01/46	8,850	8,790,589
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%		07/15/45	4,275	4,834,270
Sutter Health, Unsec’d. Notes	3.695%		08/15/28	2,400	2,503,930
Texas Health Resources, Sec’d. Notes	4.330%		11/15/55	5,400	5,750,577
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%		07/15/25	5,320	5,553,165
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.850%		06/15/28	21,980	23,002,987
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	2,060	2,078,156
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%		04/15/47	13,715	14,352,762
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%		06/15/48	7,390	7,774,443
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.450%		12/15/48	2,000	2,168,962
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	4,121	4,619,710
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	1,080	1,182,268
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.750%		07/15/45	6,845	7,734,347
Willis-Knighton Medical Center, Sec’d. Notes	4.813%		09/01/48	6,480	7,154,834

					357,643,932

Home Builders — 0.1%
D.R. Horton, Inc., Gtd. Notes	4.750%		02/15/23	8,500	8,833,729
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%		04/15/21	600	599,430
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	915	920,719

					10,353,878

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	727,129

Household Products/Wares — 0.8%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%		07/30/46	7,900	7,182,600
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	26,706,759
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%		06/24/22	44,150	43,457,389
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/26/24	21,245	20,877,504
SC Johnson & Son, Inc., Sr. Unsec’d. Notes, 144A	4.000%		05/15/43	425	421,690

					98,645,942

Housewares — 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	4,019	3,974,122
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	877,656

					4,851,778

Insurance — 1.7%
Allstate Corp. (The), Series B, Sub. Notes	5.750%	(ff)	08/15/53	800	807,999

A1007

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	4.125%		02/15/24	2,700	$2,783,974
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	7,500	6,724,876
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	13,035	12,482,417
American International Group, Inc., Sr. Unsec’d. Notes	4.800%		07/10/45	2,400	2,401,798
Arch Capital Finance LLC, Gtd. Notes	4.011%		12/15/26	3,435	3,570,015
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46	7,245	8,042,051
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	8,532	9,483,906
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,749,680
Berkshire Hathaway Finance Corp., Gtd. Notes	4.250%		01/15/49	6,100	6,384,940
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%		05/15/43	2,250	2,381,136
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	689,044
Berkshire Hathaway Finance Corp., Gtd. Notes	5.750%		01/15/40	900	1,115,632
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	28,506,426
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	4.868%		06/01/44	2,540	2,610,501
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	199,413
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	1,243	1,287,885
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569%		02/01/29	10,467	10,885,611
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	1,000	1,023,088
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	12,952	15,136,869
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	22,287,974
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,385	5,352,443
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,248	8,276,635
Markel Corp., Sr. Unsec’d. Notes	3.500%		11/01/27	5,000	4,760,120
Markel Corp., Sr. Unsec’d. Notes	4.300%		11/01/47	4,479	4,031,130
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	99,306
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	3,270	3,274,712
Progressive Corp. (The), Series B, Jr. Sub. Notes	5.375%	(ff)	— (rr )	4,000	3,965,000
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,089,979
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	26,445	27,135,035
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	391,169
Unum Group Corp., Sr. Unsec’d. Notes	7.250%		03/15/28	3,600	4,274,678
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,774,102
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%		12/15/43	2,962	3,358,579

					212,338,123

Iron/Steel — 0.0%
Nucor Corp., Sr. Unsec’d. Notes	4.400%		05/01/48	2,500	2,557,180

Lodging — 0.4%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	2,500	2,662,775
Marriott International, Inc., Series R, Sr. Unsec’d. Notes	3.125%		06/15/26	22,630	21,830,654
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%		10/01/34	13,500	13,789,294
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600%		08/08/23	8,900	9,174,018

					47,456,741

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,653,984

A1008

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Machinery-Construction & Mining (cont’d.)
Caterpillar, Inc., Sr. Unsec’d. Notes	6.050%	08/15/36	2,200	$2,792,192

				7,446,176

Machinery-Diversified — 0.2%
Roper Technologies, Inc., Sr. Unsec’d. Notes	4.200%	09/15/28	5,985	6,203,709
Wabtec Corp., Gtd. Notes	4.950%	09/15/28	19,695	19,987,614
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,139,108

				29,330,431

Media — 3.8%
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	160,125
CBS Corp., Gtd. Notes	2.900%	01/15/27	2,615	2,441,965
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	56,457	56,253,145
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	04/01/38	13,155	13,225,634
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	5.750%	04/01/48	14,700	15,355,412
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	21,503	23,976,129
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	11,853,487
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	11,995,859
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	5,999,453
Comcast Corp., Gtd. Notes	3.300%	02/01/27	3,245	3,241,621
Comcast Corp., Gtd. Notes(a)	3.400%	07/15/46	12,867	11,396,884
Comcast Corp., Gtd. Notes	3.900%	03/01/38	18,880	18,551,459
Comcast Corp., Gtd. Notes	3.969%	11/01/47	13,145	12,681,603
Comcast Corp., Gtd. Notes	3.999%	11/01/49	8,598	8,364,880
Comcast Corp., Gtd. Notes	4.000%	03/01/48	5,843	5,695,238
Comcast Corp., Gtd. Notes	4.049%	11/01/52	6,355	6,191,779
Comcast Corp., Gtd. Notes	4.200%	08/15/34	10,000	10,405,324
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,427,710
Comcast Corp., Gtd. Notes	4.600%	10/15/38	27,660	29,609,390
Comcast Corp., Gtd. Notes	4.600%	08/15/45	25,148	26,804,207
Comcast Corp., Gtd. Notes	4.700%	10/15/48	10,760	11,664,992
Comcast Corp., Gtd. Notes	4.950%	10/15/58	15,300	16,875,885
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,445,026
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	05/15/26	6,000	6,166,800
Discovery Communications LLC, Gtd. Notes, 144A	3.950%	06/15/25	3,800	3,829,702
Discovery Communications LLC, Gtd. Notes	4.950%	05/15/42	2,935	2,721,187
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	5,854	5,691,602
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	587,002
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46	5,424	6,138,488
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,005,000
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	2,999,134
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	7,590	7,778,981
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,076,675
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,242,096

A1009

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Viacom, Inc., Jr. Sub. Notes(a)	6.250%	(ff)	02/28/57	2,835	$2,842,088
Viacom, Inc., Sr. Unsec’d. Notes	4.375%		03/15/43	8,820	7,929,420
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	28,591	28,824,690
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	4,455	4,844,802
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,134,375
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,801,250
Walt Disney Co. (The), Gtd. Notes, 144A	5.400%		10/01/43	9,675	11,968,989
Walt Disney Co. (The), Gtd. Notes, 144A	6.150%		03/01/37	2,300	2,976,389
Walt Disney Co. (The), Gtd. Notes, 144A	6.400%		12/15/35	4,831	6,409,523
Walt Disney Co. (The), Gtd. Notes, 144A	6.900%		08/15/39	5,060	7,128,761
Walt Disney Co. (The), Gtd. Notes, 144A	7.700%		10/30/25	1,129	1,410,479
Walt Disney Co. (The), Gtd. Notes, 144A	7.750%		12/01/45	4,865	7,756,258
Warner Media LLC, Gtd. Notes	4.650%		06/01/44	19,400	18,722,809
Warner Media LLC, Gtd. Notes	4.900%		06/15/42	2,700	2,703,286
Warner Media LLC, Gtd. Notes	5.350%		12/15/43	5,020	5,274,102

					480,581,095

Mining — 1.7%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	2,805	3,033,271
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.450%		10/15/35	5,000	5,917,109
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%		10/15/36	15,000	17,754,839
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	8,800	10,054,874
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	6,750	7,828,102
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%		09/15/38	10,946	13,647,801
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%		10/15/39	16,386	19,152,979
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	935	944,206
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	11,705	13,746,268
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(ff)	10/19/75	1,215	1,266,091
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,121,102
Kinross Gold Corp. (Canada), Gtd. Notes	4.500%		07/15/27	2,287	2,172,650
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%		03/15/24	6,220	6,655,400
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%		09/01/41	6,250	6,375,000
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	5.200%		11/02/40	7,083	8,439,863
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	10,177	12,216,998
Teck Resources Ltd. (Canada), Gtd. Notes	5.200%		03/01/42	3,060	2,945,513
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%		02/01/43	27,720	27,332,093
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%		08/15/40	6,976	7,207,516
WMC Finance USA Ltd. (Australia), Gtd. Notes	6.250%		05/15/33	2,000	2,530,504
Yamana Gold, Inc. (Brazil), Gtd. Notes(a)	4.625%		12/15/27	9,903	9,688,290
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.950%		07/15/24	30,083	30,921,413

					213,951,882

Miscellaneous Manufacturing — 0.3%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,008,749
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	1,000	1,002,499
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,006,990

A1010

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	9,735	$8,810,418
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A(a)	4.200%		03/16/47	8,436	8,837,727
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,511,421
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,149,342

					33,327,146

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%		09/15/20	3,400	3,395,750
Xerox Corp., Sr. Unsec’d. Notes	4.125%		03/15/23	33,643	32,782,412

					36,178,162

Oil & Gas — 5.9%
Anadarko Finance Co., Series B, Gtd. Notes	7.500%		05/01/31	4,290	5,354,631
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,705,089
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(s)	10/10/36	95,612	42,431,791
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	16,911,146
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,113,769
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.600%		03/15/46	620	753,796
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	15,425,108
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,558,562
Apache Corp., Sr. Unsec’d. Notes	6.000%		01/15/37	2,280	2,489,441
BP Capital Markets America, Inc., Gtd. Notes	3.790%		02/06/24	10,135	10,517,825
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%		05/04/26	18,820	18,777,335
Burlington Resources LLC, Gtd. Notes	7.200%		08/15/31	2,285	3,039,287
Burlington Resources LLC, Gtd. Notes	7.400%		12/01/31	2,700	3,682,472
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.850%		06/01/27	16,875	16,917,689
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%		03/15/38	14,670	17,676,863
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%		06/30/33	2,000	2,395,101
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%		04/15/27	5,000	4,915,255
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42	5,300	4,686,582
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%		09/15/43	5,525	5,166,003
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		06/15/37	36,690	36,051,404
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47	17,490	17,318,086
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%		10/15/19	4,840	4,909,262
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	12,200	13,596,828
Concho Resources, Inc., Gtd. Notes(a)	4.300%		08/15/28	22,650	23,364,303
Concho Resources, Inc., Gtd. Notes	4.850%		08/15/48	2,300	2,409,903
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47	8,385	8,850,467
ConocoPhillips, Gtd. Notes	6.500%		02/01/39	1,426	1,924,173
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34	847	867,595
ConocoPhillips Co., Gtd. Notes	4.300%		11/15/44	3,330	3,553,166
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	14,705	16,386,364
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%		04/15/29	3,300	4,271,586
Continental Resources, Inc., Gtd. Notes	3.800%		06/01/24	3,525	3,548,053

A1011

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	1,500	$1,552,772
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	10,000	10,203,800
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	11,351	11,887,808
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	21,825	24,051,253
Encana Corp. (Canada), Gtd. Notes	6.500%	05/15/19	6,300	6,315,395
Encana Corp. (Canada), Gtd. Notes	6.500%	08/15/34	18,163	21,700,942
Encana Corp. (Canada), Gtd. Notes	6.500%	02/01/38	1,875	2,200,027
Encana Corp. (Canada), Gtd. Notes	7.375%	11/01/31	1,000	1,258,090
Eni SpA (Italy), Series X-R, Sr. Unsec’d. Notes, 144A	4.000%	09/12/23	1,635	1,677,526
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,642,478
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%	01/15/26	9,045	9,575,711
Equinor ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,875,485
Equinor ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,426,874
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,362,054
Helmerich & Payne, Inc., Gtd. Notes	4.650%	03/15/25	8,000	8,349,970
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,827,778
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	13,133	13,416,926
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,656,609
Marathon Oil Corp., Sr. Unsec’d. Notes(a)	3.850%	06/01/25	5,000	5,061,641
Marathon Oil Corp., Sr. Unsec’d. Notes(a)	4.400%	07/15/27	21,000	21,606,212
Marathon Oil Corp., Sr. Unsec’d. Notes(a)	5.200%	06/01/45	3,400	3,660,373
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	3.800%	04/01/28	10,000	9,900,573
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	9,375	9,266,257
Marathon Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/26	11,560	12,415,944
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,331,664
Newfield Exploration Co., Gtd. Notes	5.375%	01/01/26	1,500	1,616,420
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	504,665
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	6,378	6,331,295
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	11,315	11,537,519
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	13,976,155
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.200%	03/15/48	5,505	5,748,828
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	28,440	30,132,413
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.999%	01/27/28	5,000	5,060,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.900%	03/19/49	6,005	5,941,347
Petroleos Mexicanos (Mexico), Gtd. Notes	5.350%	02/12/28	6,575	6,101,600
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350%	02/12/48	2,025	1,785,341
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,758,248
Phillips 66, Gtd. Notes(a)	4.875%	11/15/44	9,900	10,844,261
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	20,925	21,941,738
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	9,275,000
Shell International Finance BV (Netherlands), Gtd. Notes(a)	3.250%	05/11/25	10,000	10,183,883
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	3,000	3,119,177
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	8,430	9,208,185
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	270	365,268
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	11/15/47	7,280	7,166,264
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.950%	12/01/34	1,000	1,206,191

A1012

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	$4,918,700
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.350%	06/01/28	37,246	38,672,016

				743,187,611

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	4.080%	12/15/47	665	610,185
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,516,263
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,177,526
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	5,204,174
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,819,810
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	9,350	9,594,036
Halliburton Co., Sr. Unsec’d. Notes	5.000%	11/15/45	395	420,023
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	19,479,938

				40,821,955

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	982,313
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	303,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	634,375
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,258,826
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,232,553
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,408,750
WestRock MWV LLC, Gtd. Notes	7.550%	03/01/47	4,109	5,179,243
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	10,411,937

				24,410,997

Pharmaceuticals — 6.1%
AbbVie, Inc., Sr. Unsec’d. Notes	4.300%	05/14/36	2,500	2,371,293
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	878,134
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	28,910	26,805,861
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	14,945	14,618,919
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	21,165	20,387,101
AbbVie, Inc., Sr. Unsec’d. Notes	4.875%	11/14/48	43,080	42,370,813
Allergan Funding SCS, Gtd. Notes(a)	4.550%	03/15/35	33,343	32,654,823
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,089,514
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.300%	12/15/47	10,340	9,381,700
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.600%	07/15/42	1,000	767,325
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.700%	07/15/64	3,246	2,698,190
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,497,729
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,488,340
Cigna Corp., Gtd. Notes, 144A	4.375%	10/15/28	25,005	25,936,939
Cigna Corp., Gtd. Notes, 144A(a)	4.900%	12/15/48	25,325	26,132,775
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,439,402
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,142,959
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	4,350	4,419,950
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,192,137
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	562,164
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	8,805	8,921,679
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38	43,876	43,450,088
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	60,360	60,806,951

A1013

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	38,765	$39,396,442
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	17,898,937
Eli Lilly & Co., Sr. Unsec’d. Notes(a)	3.875%	03/15/39	8,500	8,702,835
Eli Lilly & Co., Sr. Unsec’d. Notes	3.950%	03/15/49	6,425	6,575,031
Eli Lilly & Co., Sr. Unsec’d. Notes	4.150%	03/15/59	40,430	41,590,255
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	16,791,455
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	17,696,857
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46	19,480	19,802,873
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875%	05/15/28	11,490	12,047,817
Johnson & Johnson, Sr. Unsec’d. Notes	3.400%	01/15/38	4,365	4,295,064
Johnson & Johnson, Sr. Unsec’d. Notes	3.500%	01/15/48	15,275	14,922,105
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	8,270,913
Johnson & Johnson, Sr. Unsec’d. Notes(a)	3.700%	03/01/46	28,325	28,608,030
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,485,599
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,328,916
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,368,973
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400%	03/07/29	5,595	5,739,919
Mylan NV, Gtd. Notes	5.250%	06/15/46	18,795	16,912,831
Mylan, Inc., Gtd. Notes	5.200%	04/15/48	28,665	25,852,890
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	4,625	4,806,651
Pfizer, Inc., Sr. Unsec’d. Notes	4.100%	09/15/38	4,970	5,217,758
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	6,410	6,962,559
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,800,104
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	56,605	55,862,711
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	4,755	4,598,118
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.800%	11/26/20	3,635	3,687,723
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.000%	11/26/21	7,645	7,839,443
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.400%	11/26/23	19,390	20,355,796

				773,433,391

Pipelines — 5.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.200%	12/01/47	7,590	7,600,411
Buckeye Partners LP, Sr. Unsec’d. Notes	4.125%	12/01/27	20,000	19,105,831
Colonial Pipeline Co., Sr. Unsec’d. Notes, 144A	4.250%	04/15/48	8,381	8,452,320
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	594	604,496
DCP Midstream Operating LP, Gtd. Notes	5.375%	07/15/25	27,350	28,512,375
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	5,579	5,300,050
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	10,766	11,035,150
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,168,750
Energy Transfer Operating LP, Gtd. Notes	4.900%	03/15/35	1,905	1,810,233
Energy Transfer Operating LP, Gtd. Notes	5.150%	02/01/43	4,450	4,256,667
Energy Transfer Operating LP, Gtd. Notes	5.150%	03/15/45	6,080	5,843,887
Energy Transfer Operating LP, Gtd. Notes	5.250%	04/15/29	5,155	5,527,894
Energy Transfer Operating LP, Gtd. Notes	5.800%	06/15/38	18,544	19,850,044
Energy Transfer Operating LP, Gtd. Notes	6.000%	06/15/48	13,785	14,881,668
Energy Transfer Operating LP, Gtd. Notes	6.125%	12/15/45	24,984	27,170,535
Energy Transfer Operating LP, Gtd. Notes	6.250%	04/15/49	13,965	15,641,971

A1014

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%		04/01/19	2,200	$2,200,000
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.450%		06/01/47	4,900	4,361,000
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600%		04/01/44	1,651	1,477,645
Enterprise Products Operating LLC, Gtd. Notes	4.150%		10/16/28	6,750	7,093,422
Enterprise Products Operating LLC, Gtd. Notes	4.250%		02/15/48	5,400	5,262,950
Enterprise Products Operating LLC, Gtd. Notes	4.800%		02/01/49	18,030	19,178,959
Enterprise Products Operating LLC, Gtd. Notes	4.850%		08/15/42	1,990	2,087,862
Enterprise Products Operating LLC, Gtd. Notes	4.850%		03/15/44	5,775	6,115,287
Enterprise Products Operating LLC, Series D, Gtd. Notes	4.875%	(ff)	08/16/77	7,490	6,943,605
Enterprise Products Operating LLC, Gtd. Notes	4.900%		05/15/46	34,397	36,888,673
Enterprise Products Operating LLC, Gtd. Notes	4.950%		10/15/54	3,110	3,231,571
Enterprise Products Operating LLC, Gtd. Notes	5.375%	(ff)	02/15/78	7,380	6,583,329
Enterprise Products Operating LLC, Series D, Gtd. Notes	6.875%		03/01/33	55	70,599
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750%		07/15/23	22,160	22,600,645
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%		10/15/45	19,904	22,360,977
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%		11/01/42	6,190	6,033,166
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%		08/15/42	2,010	2,012,947
Kinder Morgan Energy Partners LP, Gtd. Notes	5.400%		09/01/44	878	928,844
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	6,175	6,392,011
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		09/01/39	5,545	6,520,863
Kinder Morgan, Inc., Gtd. Notes	5.050%		02/15/46	2,779	2,842,425
Kinder Morgan, Inc., Gtd. Notes	5.200%		03/01/48	130	136,585
Kinder Morgan, Inc., Gtd. Notes	5.300%		12/01/34	5,573	6,036,698
Kinder Morgan, Inc., Gtd. Notes	5.550%		06/01/45	4,080	4,449,766
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%		03/15/45	2,630	2,393,317
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.850%		02/01/49	20,700	21,969,769
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%		10/15/43	5,820	6,319,938
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900%		04/01/24	8,625	8,764,035
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	570	580,577
MPLX LP, Sr. Unsec’d. Notes	4.500%		04/15/38	11,785	11,194,026
MPLX LP, Sr. Unsec’d. Notes	4.700%		04/15/48	36,535	34,902,428
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	4,441	4,738,908
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,759	1,872,311
MPLX LP, Sr. Unsec’d. Notes	4.900%		04/15/58	9,705	9,129,664
MPLX LP, Sr. Unsec’d. Notes	5.200%		03/01/47	1,840	1,867,023
MPLX LP, Sr. Unsec’d. Notes	5.500%		02/15/49	23,415	24,975,835
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%		05/07/21	1,300	1,311,375
ONEOK Partners LP, Gtd. Notes	6.125%		02/01/41	1,325	1,480,995
ONEOK Partners LP, Gtd. Notes	6.200%		09/15/43	18,615	21,198,424
ONEOK Partners LP, Gtd. Notes	6.850%		10/15/37	1,742	2,058,991
ONEOK, Inc., Gtd. Notes	4.000%		07/13/27	1,500	1,502,949
ONEOK, Inc., Gtd. Notes	4.550%		07/15/28	15,725	16,262,616
ONEOK, Inc., Gtd. Notes	4.950%		07/13/47	26,348	25,973,073
ONEOK, Inc., Gtd. Notes	5.200%		07/15/48	21,310	21,866,104
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%		10/01/26	11,680	11,476,572
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.680%		02/15/45	500	492,548

A1015

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	$6,616,059
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650%	06/01/22	1,261	1,268,947
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.900%	02/15/45	6,000	5,728,267
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,252,175
Spectra Energy Partners LP, Gtd. Notes	4.500%	03/15/45	8,670	8,779,124
Spectra Energy Partners LP, Gtd. Notes	5.950%	09/25/43	525	617,197
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,875	2,812,244
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	5.400%	08/15/41	1,560	1,694,485
Western Midstream Operating LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,854,684
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000%	07/01/22	1,700	1,724,120
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300%	03/01/48	11,885	11,260,589
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,034,523
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.600%	03/15/22	2,389	2,423,999
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	5,375	5,471,929
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	06/15/27	17,760	17,631,415
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	10,292,194
Williams Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.850%	03/01/48	13,780	13,728,341
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900%	01/15/45	9,062	9,048,158
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.100%	09/15/45	12,549	12,902,215
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400%	03/04/44	14,950	15,931,605
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	7,350	8,084,420
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.800%	11/15/43	3,434	3,800,501

				739,860,780

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,717,511

Real Estate Investment Trusts (REITs) — 1.9%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,837,859
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.850%	02/01/25	5,300	5,275,108
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,418,076
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	14,207,728
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,509,142
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,189,691
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,071,503
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	4,006,223
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,696,962
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,721,726
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,251,954
Kimco Realty Corp., Sr. Unsec’d. Notes	2.800%	10/01/26	8,765	8,246,933
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	12,826	11,731,873
Mack-Cali Realty LP, Sr. Unsec’d. Notes	4.500%	04/18/22	4,311	4,181,067

A1016

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Office Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	$9,617,359
Office Properties Income Trust, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,301,946
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,164,544
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,633,670
SITE Centers Corp., Sr. Unsec’d. Notes	4.700%	06/01/27	2,020	2,084,929
Ventas Realty LP, Gtd. Notes	4.000%	03/01/28	11,554	11,694,968
Ventas Realty LP, Gtd. Notes	4.400%	01/15/29	17,706	18,438,066
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	22,715	23,360,018
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	3,915	4,041,436
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/15/28	14,270	14,704,609
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,275,509
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,501,372
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,156	18,689,316
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,412,429

				236,266,016

Retail — 2.5%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	20,000	19,513,350
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500%	07/26/47	9,558	8,960,457
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes (original cost $6,714,872; purchased 07/14/14 - 09/19/16)(f)	5.165%	08/01/44	6,800	5,066,000
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000%	10/01/24	17,675	17,321,854
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000%	05/15/25	15,000	15,162,807
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	37,165	37,033,569
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	1,014,805
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,677,646
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	9,939,491
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	17,181,988
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,547,047
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	8,907,281
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	997,761
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	7,537,250
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,020,238
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,357,376
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	5,914,564
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,808,206
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	1,460	1,474,262
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	6,793,419
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,594,137
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	14,677,869
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	24,986,679
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	4,500	4,477,500
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46	14,935	14,102,972
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	21,660	22,814,809
Walmart, Inc., Sr. Unsec’d. Notes(a)	4.050%	06/29/48	30,950	32,870,390

				314,753,727

Semiconductors — 1.0%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,654,194
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27	18,350	17,530,202

A1017

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	04/15/21	21,620	$21,594,488
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%	10/15/22	16,620	16,544,047
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A(a)	4.333%	06/01/23	26,200	26,731,356
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	2,625	2,706,664
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	2,450	2,497,040
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	4.300%	05/20/47	27,299	26,051,496

				125,309,487

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483%	12/01/27	3,440	3,363,976

Software — 2.2%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,023,148
Microsoft Corp., Sr. Unsec’d. Notes(a)	3.700%	08/08/46	31,445	32,086,978
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,665,800
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	55,401	57,780,945
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	13,525	14,160,730
Microsoft Corp., Sr. Unsec’d. Notes(a)	4.250%	02/06/47	5,000	5,569,971
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	10,257,274
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	33,111	37,903,755
Oracle Corp., Sr. Unsec’d. Notes(a)	3.800%	11/15/37	21,055	21,071,789
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,530,187
Oracle Corp., Sr. Unsec’d. Notes(a)	4.000%	07/15/46	34,595	34,772,503
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,326,133
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	13,079,684
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	32,345	34,103,056

				281,331,953

Telecommunications — 4.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,148,057
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	54,699	50,189,217
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	03/01/29	20,000	20,431,420
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	21,955,482
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%	03/09/48	2,949	2,767,024
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	36,511	34,479,314
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	9,273	9,103,877
AT&T, Inc., Sr. Unsec’d. Notes	4.850%	03/01/39	17,730	17,837,959
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	14,670	15,006,332
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	11/15/46	3,985	4,089,938
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	02/15/50	53,018	54,161,400
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	34,020	35,643,258
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	22,393	23,522,211
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.450%	03/01/47	14,392	15,375,741
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	9,530	10,708,669
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	1,675	2,403,304
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,375,649
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.500%	09/01/21	3,128	3,160,873
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	7,120,866
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.500%	09/01/44	7,454	7,252,595
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,320,250
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	25,000	24,992,500

A1018

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	8,786	$8,829,930
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	677	704,282
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	27,325	28,882,353
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%	09/15/48	65,296	67,010,629
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,329	1,354,010
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	10,803	11,509,947
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49	25,567	27,913,826
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.012%	08/21/54	57,911	61,940,881
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	31,986	35,982,154

				614,173,948

Textiles — 0.0%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	6,095	6,257,936

Transportation — 2.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	8,705	9,285,613
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	11,370,343
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	15,127	16,333,903
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,695,356
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	6,575	7,339,867
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	4,633	5,458,893
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,167,535
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,343,812
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,099,461
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,685,559
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	4,890	4,639,579
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	11,250	11,336,264
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,480,673
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	14,175	13,175,255
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	10,598,595
CSX Corp., Sr. Unsec’d. Notes	4.650%	03/01/68	5,672	5,601,407
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,347,105
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	1,682	1,941,270
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,223,541
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	659,441
FedEx Corp., Gtd. Notes	4.050%	02/15/48	26,350	23,647,388
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	749,329
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	1,902,409

A1019

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
FedEx Corp., Gtd. Notes	4.950%	10/17/48	5,000	$5,150,894
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	10,954,612
Kansas City Southern, Gtd. Notes	4.300%	05/15/43	2,680	2,609,352
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	10,750,297
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.942%	11/01/47	3,667	3,562,277
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,109,907
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.050%	08/15/52	1,585	1,537,940
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	852	915,114
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,176,348
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,376,772
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,427,699
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,673,088
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	273,339
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,139,965
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	03/01/49	27,070	27,979,210
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,738,544
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	4.250%	03/15/49	9,855	10,194,010

				250,651,966

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.125%	08/01/23	20,000	20,583,846
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200%	04/01/27	7,820	7,777,943

				28,361,789

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	7,370	7,135,346
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	5,000	5,100,870

				12,236,216

TOTAL CORPORATE BONDS (cost $10,878,388,436)				11,073,237,313

MUNICIPAL BONDS — 1.9%

California — 0.3%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	10,410,603
Los Angeles Department of Water, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,317,183
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,243,811
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,987,760
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,179,329
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	1,635	2,379,808
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,732,380
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,241,726

				36,492,600

A1020

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	$5,756,000

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds	4.472%	01/01/49	5,300	5,822,050
Chicago O’Hare International Airport, Revenue Bonds	4.572%	01/01/54	17,500	19,409,600
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	763,914

				25,995,564

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	18,779,980
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	388,018

				19,167,998

New Jersey — 0.4%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	29,125	42,466,580
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,921,999

				51,388,579

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,377,137
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	647,025

				2,024,162

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,627,269
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,502,904

				10,130,173

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	9,943,400

Puerto Rico — 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico), Revenue Bonds	5.000%	07/01/58	20,541	20,295,535

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,221,330

Texas — 0.3%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	5,410	8,050,729
Permanent University Fund - University of Texas System, Revenue Bonds	3.376%	07/01/47	25,225	24,657,185

A1021

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
MUNICIPAL BONDS (Continued)

Texas (cont’d.)
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	$8,885,863

				41,593,777

Virginia — 0.1%
University of Virginia, Revenue Bonds	4.179%	09/01/2117	10,570	10,929,697

TOTAL MUNICIPAL BONDS (cost $222,659,869)				234,938,815

SOVEREIGN BONDS — 0.2%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	2.950%	01/11/23	23,800	23,546,316
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,719,522

TOTAL SOVEREIGN BONDS (cost $25,514,237)				25,265,838

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds	3.375%	11/15/48	4,200	4,674,305
U.S. Treasury Notes(a)(h)	2.625%	02/15/29	32,255	32,847,182

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,624,887)				37,521,487

			Shares
PREFERRED STOCKS — 0.2%

Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,535,800

Electric — 0.1%
SCE Trust V, 5.450%			565,000	12,656,000

TOTAL PREFERRED STOCKS (cost $22,500,000)				21,191,800

TOTAL LONG-TERM INVESTMENTS (cost $12,212,867,817)				12,419,675,160

SHORT-TERM INVESTMENTS — 4.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			180,121,450	180,121,450
PGIM Institutional Money Market Fund (cost $356,819,054; includes $356,044,609 of cash collateral for securities on loan)(b)(w)			356,717,772	356,789,115

TOTAL SHORT-TERM INVESTMENTS (cost $536,940,504)				536,910,565

TOTAL INVESTMENTS — 102.5% (cost $12,749,808,321)				12,956,585,725
Liabilities in excess of other assets(z) — (2.5)%				(318,385,133)

NET ASSETS — 100.0%				$12,638,200,592

A1022

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $348,381,954; cash collateral of $356,044,609 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,714,872. The aggregate value of $5,066,000 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
175	2 Year U.S. Treasury Notes	Jun. 2019	$37,291,406	$131,244
3,498	5 Year U.S. Treasury Notes	Jun. 2019	405,166,781	2,774,120
49	10 Year U.S. Ultra Treasury Notes	Jun. 2019	6,506,281	129,445
3,953	20 Year U.S. Treasury Bonds	Jun. 2019	591,591,156	15,905,344

				18,940,153

Short Positions:
39	10 Year Euro-Bund.	Jun. 2019	7,277,118	(143,774)
2,470	10 Year U.S. Treasury Notes	Jun. 2019	306,820,313	(3,323,188)
2,751	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	462,168,000	(16,307,071)

				(19,774,033)

				$(833,880)

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contract:
Euro,
Expiring 04/17/19	Morgan Stanley & Co. International PLC	EUR	3,200	$3,641,992	$3,595,364	$—	$(46,628)

Sale Contract	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contract:
Euro,
Expiring 04/17/19	BNP Paribas S.A.	EUR	6,217	$7,104,017	$6,984,827	$119,190	$—
Expiring 04/17/19	HSBC Bank USA, N.A.	EUR	4,074	4,622,438	4,577,423	45,015	—

				$11,726,455	$11,562,250	164,205	—

						$164,205	$(46,628)

A1023

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Currency swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
20,495	3 Month LIBOR(Q)	EUR	18,000	0.641%(A)	Citibank, N.A.	12/10/28	$ (526,108)	$ —	$ (526,108)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$5,193,935	$ —

A1024

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.6%

COMMON STOCKS — 78.6%
Aerospace & Defense — 2.8%
Boeing Co. (The)	300	$114,426
General Dynamics Corp.	1,850	313,168
Raytheon Co.	920	167,514

		595,108

Airlines — 1.2%
Delta Air Lines, Inc.	4,800	247,920

Banks — 1.3%
JPMorgan Chase & Co.	2,700	273,321

Biotechnology — 1.7%
Gilead Sciences, Inc.	4,860	315,949
Moderna, Inc.*	2,900	59,015

		374,964

Capital Markets — 8.6%
Ares Management Corp. (Class A Stock)	3,500	81,235
BlackRock, Inc.	1,000	427,370
Blackstone Group LP (The), MLP	6,250	218,563
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	9,950	464,168
CME Group, Inc.	1,950	320,931
Goldman Sachs Group, Inc. (The)	761	146,104
S&P Global, Inc.	850	178,968

		1,837,339

Chemicals — 2.2%
Ashland Global Holdings, Inc.	5,952	465,030

Diversified Financial Services — 1.0%
FGL Holdings	27,766	218,518

Electric Utilities — 1.3%
NextEra Energy, Inc.	1,450	280,314

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp. (Class A Stock)	1,978	186,802
CDW Corp.	3,250	313,203

		500,005

Energy Equipment & Services — 0.5%
Cactus, Inc. (Class A Stock)*	2,887	102,777

Entertainment — 2.9%
Activision Blizzard, Inc.	6,400	291,392
Spotify Technology SA*	2,420	335,896

		627,288

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	525	127,124
Sprouts Farmers Market, Inc.*	5,204	112,094
Walmart, Inc.	2,550	248,702

		487,920

Food Products — 3.0%
Conagra Brands, Inc.	11,400	316,236
Hain Celestial Group, Inc. (The)*	14,225	328,882

		645,118

Health Care Equipment & Supplies — 2.3%
DENTSPLY SIRONA, Inc.	4,700	233,073

	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC	2,900	$264,132

		497,205

Health Care Providers & Services — 2.1%
CVS Health Corp.	4,150	223,810
DaVita, Inc.*	950	51,576
UnitedHealth Group, Inc.	746	184,456

		459,842

Hotels, Restaurants & Leisure — 3.8%
Domino’s Pizza, Inc.	365	94,207
Marriott International, Inc. (Class A Stock)	386	48,285
McDonald’s Corp.	2,550	484,245
MGM Resorts International	3,800	97,508
Papa John’s International, Inc.	1,800	95,310

		819,555

Interactive Media & Services — 4.0%
Alphabet, Inc. (Class A Stock)*	333	391,904
Alphabet, Inc. (Class C Stock)*	28	32,853
Facebook, Inc. (Class A Stock)*	2,600	433,394

		858,151

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	230	409,573
Booking Holdings, Inc.*	202	352,472

		762,045

IT Services — 4.9%
PayPal Holdings, Inc.*	1,100	114,224
Visa, Inc. (Class A Stock)	3,400	531,046
WEX, Inc.*	2,140	410,859

		1,056,129

Machinery — 0.9%
Gates Industrial Corp. PLC*	12,700	182,118

Multi-Utilities — 1.9%
Brookfield Infrastructure Partners LP (Canada)	6,700	280,529
Sempra Energy	1,000	125,860

		406,389

Oil, Gas & Consumable Fuels — 3.1%
Enbridge, Inc. (Canada)	9,804	355,493
Enterprise Products Partners LP, MLP	5,200	151,320
EQT Corp.	8,000	165,920

		672,733

Professional Services — 4.7%
Equifax, Inc.	2,900	343,650
IHS Markit Ltd.*	10,850	590,023
Verisk Analytics, Inc.	636	84,588

		1,018,261

Road & Rail — 0.6%
CSX Corp.	1,590	118,964

Semiconductors & Semiconductor Equipment — 0.4%
ASML Holding NV (Netherlands)	510	95,906

Software — 1.7%
Microsoft Corp.	3,150	371,511

A1025

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail — 5.3%
Asbury Automotive Group, Inc.*	1,400	$97,104
At Home Group, Inc.*	5,190	92,693
Home Depot, Inc. (The)	1,550	297,430
Hudson Ltd. (Class A Stock)*	12,100	166,375
Lowe’s Cos., Inc	2,850	311,990
Party City Holdco, Inc.*	22,500	178,650

		1,144,242

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	1,600	303,920

Textiles, Apparel & Luxury Goods — 2.0%
PVH Corp.	3,500	426,825

Tobacco — 0.5%
Philip Morris International, Inc.	1,270	112,255

Trading Companies & Distributors — 3.9%
HD Supply Holdings, Inc.*	10,500	455,175
Univar, Inc.*	17,500	387,800

		842,975

Water Utilities — 0.5%
American Water Works Co., Inc.	950	99,047

TOTAL COMMON STOCKS (cost $15,292,375)		16,903,695

PREFERRED STOCK — 0.5%
Multi-Utilities
Sempra Energy, CVT, 6.750% (cost $106,128)	1,050	111,468

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BOND — 0.2%
Semiconductors
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21	25	28,242

(cost $27,878)

CORPORATE BONDS — 4.3%
Commercial Services — 1.1%
APX Group, Inc.,
Gtd. Notes
7.625%	09/01/23	95	80,513
8.750%	12/01/20	165	162,525

			243,038

Gas — 0.5%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	105	104,081

Media — 0.1%
Viacom, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	15	14,550

Real Estate — 0.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	20	19,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Retail — 1.9%
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	75	$55,875
8.875%	06/01/25	162	121,095
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	286	239,525

			416,495

Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/29	40	39,810
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	61,750

			101,560

Software — 0.1%
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	40	30,200

TOTAL CORPORATE BONDS (cost $927,510)			929,074

TOTAL LONG-TERM INVESTMENTS (cost $16,353,891)			17,972,479

		Shares

SHORT-TERM INVESTMENTS — 9.4%

UNAFFILIATED FUND — 9.3%
BlackRock Liquidity FedFund (cost $1,999,132)		1,999,132	1,999,132

OPTIONS PURCHASED~* — 0.1% (cost $27,461)			22,492

TOTAL SHORT-TERM INVESTMENTS (cost $2,026,593)			2,021,624

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.0% (cost $18,380,484)			19,994,103

SECURITIES SOLD SHORT(q) — (17.4)%

COMMON STOCKS — (14.1)%
Auto Components — (0.3)%
Visteon Corp.*		800	(53,880)

Automobiles — (0.3)%
Harley-Davidson, Inc.		1,300	(46,358)
Tesla, Inc.*		90	(25,187)

			(71,545)

Banks — (0.2)%
First Republic Bank		400	(40,184)

Beverages — (0.1)%
National Beverage Corp.		350	(20,206)

A1026

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Capital Markets — (1.9)%
Carlyle Group LP (The), MLP	2,800	$(51,184)
Cohen & Steers, Inc.	800	(33,816)
FactSet Research Systems, Inc.	300	(74,481)
Federated Investors, Inc. (Class B Stock)	1,900	(55,689)
Focus Financial Partners, Inc. (Class A Stock)*	2,007	(71,529)
Greenhill & Co., Inc.	2,000	(43,020)
Waddell & Reed Financial, Inc. (Class A Stock)	4,700	(81,263)

		(410,982)

Chemicals — (0.3)%
Nutrien Ltd. (Canada)	1,200	(63,312)

Containers & Packaging — (0.5)%
AptarGroup, Inc.	1,100	(117,029)

Diversified Telecommunication Services — (0.1)%
CenturyLink, Inc.	1,400	(16,786)

Electric Utilities — (0.3)%
Southern Co. (The)	1,050	(54,264)

Energy Equipment & Services — (0.6)%
Core Laboratories NV	1,700	(117,181)
Hi-Crush Partners LP, MLP	1,400	(6,230)

		(123,411)

Entertainment — (0.2)%
Electronic Arts, Inc.*	500	(50,815)

Equity Real Estate Investment Trusts (REITs) — (0.3)%
Lamar Advertising Co. (Class A Stock)	900	(71,334)

Food & Staples Retailing — (0.4)%
BJ’s Wholesale Club Holdings, Inc.*	3,024	(82,858)

Food Products — (0.5)%
J.M. Smucker Co. (The)	600	(69,900)
Kellogg Co.	700	(40,166)

		(110,066)

Hotels, Restaurants & Leisure — (0.9)%
Darden Restaurants, Inc.	200	(24,294)
Dine Brands Global, Inc.	350	(31,952)
Shake Shack, Inc. (Class A Stock)*	1,300	(76,895)
Texas Roadhouse, Inc.	1,000	(62,190)

		(195,331)

Household Durables — (0.3)%
PulteGroup, Inc.	2,402	(67,160)

Insurance — (0.4)%
Aegon NV (Netherlands)	17,500	(84,505)

IT Services — (0.5)%
Western Union Co. (The)	6,400	(118,208)

Machinery — (0.4)%
PACCAR, Inc.	1,150	(78,361)

Media — (0.8)%
Discovery, Inc. (Class A Stock)*	3,321	(89,733)
New Media Investment Group, Inc.	1,750	(18,375)
Omnicom Group, Inc.	1,000	(72,990)

		(181,098)

	Shares	Value

SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Multiline Retail — (0.6)%
Big Lots, Inc.	2,500	$(95,050)
Ollie’s Bargain Outlet Holdings, Inc.*	375	(31,999)

		(127,049)

Multi-Utilities — (0.3)%
Consolidated Edison, Inc.	840	(71,240)

Oil, Gas & Consumable Fuels — (1.0)%
Antero Resources Corp.*	4,387	(38,737)
CNX Resources Corp.*	3,433	(36,973)
Inter Pipeline Ltd. (Canada)	6,500	(107,543)
Southwestern Energy Co.*	7,800	(36,582)

		(219,835)

Real Estate Management & Development — (0.1)%
Realogy Holdings Corp.	1,900	(21,660)

Semiconductors & Semiconductor Equipment — (0.4)%
NVIDIA Corp.	425	(76,313)

Software — (0.6)%
Autodesk, Inc.*	200	(31,164)
ServiceNow, Inc.*	220	(54,228)
Workday, Inc. (Class A Stock)*	180	(34,713)

		(120,105)

Specialty Retail — (1.4)%
Abercrombie & Fitch Co. (Class A Stock)	2,600	(71,266)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,600	(65,952)
Penske Automotive Group, Inc.	950	(42,418)
Sally Beauty Holdings, Inc.*	6,600	(121,506)

		(301,142)

Trading Companies & Distributors — (0.4)%
Fastenal Co.	1,400	(90,034)

TOTAL COMMON STOCKS (proceeds received $2,928,591)		(3,038,713)

UNAFFILIATED EXCHANGE TRADED FUNDS — (3.3)%
iShares Russell 2000 ETF	274	(41,947)
iShares Russell Mid-Cap ETF	4,164	(224,648)
iShares U.S. Medical Devices ETF	290	(67,144)
Materials Select Sector SPDR Fund	800	(44,400)
SPDR S&P Retail ETF	1,700	(76,517)
Utilities Select Sector SPDR Fund	2,378	(138,328)
Vanguard Real Estate ETF	1,200	(104,292)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (proceeds received $591,327)		(697,276)

TOTAL SECURITIES SOLD SHORT (proceeds received $3,519,918)		(3,735,989)

OPTIONS WRITTEN~* — (0.2)%
(premiums received $50,949)		(47,109)

A1027

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 75.4% (cost $14,809,617)	$16,211,005
Other assets in excess of liabilities(z) — 24.6%	5,288,022

NET ASSETS — 100.0%	$21,499,027

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $4,897,491 exceeds the value of securities sold short as of March 31, 2019.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Activision Blizzard, Inc.	Call	08/16/19	$47.50	10	1		$3,500
Boeing Co. (The)	Call	08/16/19	$410.00	2	—	(r)	2,940
Conagra Brands, Inc.	Call	06/21/19	$27.00	12	1		2,160
CVS Health Corp.	Call	08/16/19	$60.00	33	3		5,181
Equifax, Inc.	Call	10/18/19	$130.00	5	1		1,790
Hain Celestial Group, Inc. (The)	Call	08/16/19	$23.00	22	2		4,950
Party City Holdings, Inc.	Call	07/19/19	$10.00	28	3		840
Schlumberger Ltd.	Call	06/21/19	$70.00	8	1		—
Tellurian, Inc.	Call	04/18/19	$12.50	43	4		1,075
PVH Corp.	Put	04/18/19	$105.00	4	—	(r)	56

Total Options Purchased (cost $27,461)							$22,492

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
CME Group, Inc.	Call	06/21/19	$190.00	3	—	(r)	$(108)
Costco Wholesale Corp.	Call	06/21/19	$250.00	2	—	(r)	(1,060)
CVS Health Corp.	Call	05/17/19	$72.50	6	1		(18)
Goldman Sachs Group, Inc.	Call	06/21/19	$225.00	3	—	(r)	(189)
Hain Celestial Group, Inc. (The)	Call	08/16/19	$29.00	16	2		(800)
PayPal Holdings, Inc.	Call	06/21/19	$95.00	5	1		(5,525)
PVH Corp.	Call	06/21/19	$130.00	4	—	(r)	(1,588)
Activision Blizzard, Inc.	Put	08/16/19	$40.00	14	1		(2,744)
Blackstone Group LP (The)	Put	09/20/19	$31.00	17	2		(1,513)
Boeing Co. (The)	Put	08/16/19	$340.00	2	—	(r)	(2,340)
Cactus, Inc.	Put	11/15/19	$35.00	18	2		(6,840)
CME Group, Inc.	Put	06/21/19	$170.00	3	—	(r)	(2,904)
Conagra Brands, Inc.	Put	06/21/19	$22.00	12	1		(180)
CVS Health Corp.	Put	08/16/19	$50.00	36	4		(8,676)
eBay, Inc.	Put	07/19/19	$30.00	19	2		(466)
Equifax, Inc.	Put	10/18/19	$105.00	5	1		(1,745)
Gates Industrial Corp. PLC	Put	05/17/19	$12.50	13	1		(715)
Hain Celestial Group, Inc. (The)	Put	08/16/19	$18.00	22	2		(880)
Ollie’s Bargain Outlet Holdings, Inc.	Put	04/18/19	$60.00	8	1		(24)
Party City Holdings, Inc.	Put	10/18/19	$7.50	28	3		(2,310)
PVH Corp.	Put	04/18/19	$95.00	8	1		(16)
Univar, Inc.	Put	12/20/19	$20.00	15	2		(2,250)

A1028

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Yelp, Inc.	Put	05/17/19	$34.00	19	2	$(4,218)

Total Options Written (premiums received $ 50,949)						$(47,109)

(r) Notional amount is less than $500 par.

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	NASDAQ 100 E-Mini Index	Jun. 2019	$592,040	$(8,439)
3	Russell 2000 E-Mini Index	Jun. 2019	231,570	2,865
14	S&P 500 E-Mini Index	Jun. 2019	1,986,460	(12,845)

				$(18,419)

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Consumer Staples Select Sector Total Return Index(Q)	3 Month LIBOR minus 35bps(Q)	Citibank, N.A.	05/15/19	(81)	$(7,035)	$—	$(7,035)
JP Morgan custom basket(T)	3 Month LIBOR minus 65bps(Q)	JPMorgan Chase Bank, N.A.	05/01/20	(182)	(12,972)	—	(12,972)
Russel Midcap Index Total Return(T)	1 Month LIBOR minus 30bps(M)	Goldman Sachs International	07/29/20	(108)	(6,827)	—	(6,827)
S&P 500 Growth Total Return Index(Q)	3 Month LIBOR minus 35bps(Q)	Citibank, N.A.	05/15/19	(943)	(94,648)	—	(94,648)
S&P 500 Value Total Return Index(T)	1 Month LIBOR plus 34.50bps(M)	Goldman Sachs International	11/29/19	(198)	(11,348)	—	(11,348)
S&P Regional Banks Select Industry Index Total Return(T)	3 Month LIBOR plus 9bps(Q)	Citibank, N.A.	09/25/20	(55)	(2,054)	—	(2,054)
Trupanion, Inc.(T)	1 Month LIBOR minus 600 bps(M)	Citibank, N.A.	03/09/20	(36)	(2,440)	—	(2,440)

					$(137,324)	$—	$(137,324)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

A1029

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$131,049	$ —

A1030

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

COMMON STOCKS
Aerospace & Defense — 3.9%
General Dynamics Corp.	57,500	$9,733,600
Hexcel Corp.	83,000	5,740,280
Huntington Ingalls Industries, Inc.	25,000	5,180,000
Spirit AeroSystems Holdings, Inc. (Class A Stock)	134,000	12,265,020

		32,918,900

Airlines — 2.6%
Alaska Air Group, Inc.(a)	36,500	2,048,380
American Airlines Group, Inc.	182,100	5,783,496
JetBlue Airways Corp.*	365,100	5,973,036
United Continental Holdings, Inc.*	99,900	7,970,022

		21,774,934

Auto Components — 1.6%
Aptiv PLC	41,400	3,290,886
BorgWarner, Inc.	56,000	2,150,960
Goodyear Tire & Rubber Co. (The)	192,100	3,486,615
Lear Corp.	35,600	4,831,276

		13,759,737

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	62,300	2,221,618
Thor Industries, Inc.	32,900	2,051,973

		4,273,591

Banks — 7.2%
BankUnited, Inc.	199,100	6,649,940
BB&T Corp.	113,600	5,285,808
CIT Group, Inc.	51,200	2,456,064
Citizens Financial Group, Inc.	171,800	5,583,500
Comerica, Inc.	113,300	8,307,156
Fifth Third Bancorp	232,900	5,873,738
KeyCorp	834,800	13,148,100
Regions Financial Corp.	572,600	8,102,290
Zions Bancorp NA	94,700	4,300,327

		59,706,923

Beverages — 1.2%
Molson Coors Brewing Co. (Class B Stock)(a)	165,400	9,866,110

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc.*	52,000	7,029,360

Building Products — 1.4%
Johnson Controls International PLC	255,392	9,434,180
Owens Corning	42,800	2,016,736

		11,450,916

Capital Markets — 1.5%
Ameriprise Financial, Inc.	46,500	5,956,650
State Street Corp.	95,500	6,284,855

		12,241,505

Chemicals — 3.8%
Ashland Global Holdings, Inc.	77,000	6,016,010
Celanese Corp.	78,313	7,722,445
Chemours Co. (The)	167,100	6,209,436

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.	78,500	$5,956,580
Huntsman Corp.	250,200	5,626,998

		31,531,469

Commercial Services & Supplies — 1.6%
Covanta Holding Corp.(a)	470,000	8,135,700
KAR Auction Services, Inc.	66,000	3,386,460
LSC Communications, Inc.	28,659	187,143
Pitney Bowes, Inc.(a)	205,300	1,410,411
RR Donnelley & Sons Co.	76,426	360,731

		13,480,445

Communications Equipment — 1.8%
ARRIS International PLC*	107,000	3,382,270
Ciena Corp.*	155,400	5,802,636
Juniper Networks, Inc.(a)	211,100	5,587,817

		14,772,723

Construction & Engineering — 0.7%
Valmont Industries, Inc.	46,200	6,010,620

Consumer Finance — 1.2%
Discover Financial Services	75,200	5,351,232
Navient Corp.	140,400	1,624,428
Nelnet, Inc. (Class A Stock)	56,357	3,103,580

		10,079,240

Containers & Packaging — 1.1%
International Paper Co.	59,100	2,734,557
Owens-Illinois, Inc.	166,900	3,167,762
Westrock Co.	78,000	2,991,300

		8,893,619

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	73,900	1,472,088

Electric Utilities — 3.7%
Edison International	53,500	3,312,720
Entergy Corp.	107,100	10,241,973
Evergy, Inc.	90,200	5,236,110
FirstEnergy Corp.	189,800	7,897,578
PPL Corp.	140,900	4,472,166

		31,160,547

Electrical Equipment — 0.3%
Regal Beloit Corp.	34,000	2,783,580

Electronic Equipment, Instruments & Components — 2.7%
Belden, Inc.	32,900	1,766,730
Itron, Inc.*	129,596	6,045,653
Jabil, Inc.	78,600	2,089,974
Methode Electronics, Inc.	61,500	1,769,970
Sanmina Corp.*	42,200	1,217,470
SYNNEX Corp.	19,260	1,837,211
Tech Data Corp.*	59,100	6,052,431
TTM Technologies, Inc.*	125,400	1,470,942

		22,250,381

Energy Equipment & Services — 0.1%
McDermott International, Inc.*(a)	92,100	685,224

A1031

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Entertainment — 0.9%
Lions Gate Entertainment Corp. (Class A Stock)(a)	73,350	$1,147,194
Lions Gate Entertainment Corp. (Class B Stock)(a)	258,050	3,896,555
Viacom, Inc. (Class B Stock)	84,200	2,363,494

		7,407,243

Equity Real Estate Investment Trusts (REITs) — 7.0%
Ashford Hospitality Trust, Inc.	198,300	941,925
Braemar Hotels & Resorts, Inc.	25,065	306,044
Brixmor Property Group, Inc.	100,000	1,837,000
CBL & Associates Properties, Inc.(a)	304,681	472,256
CoreCivic, Inc.	138,300	2,689,935
Franklin Street Properties Corp.	320,400	2,303,676
Gaming & Leisure Properties, Inc.	90,100	3,475,157
Hospitality Properties Trust	160,300	4,217,493
Host Hotels & Resorts, Inc.	161,200	3,046,680
Industrial Logistics Properties Trust	66,733	1,346,005
Lexington Realty Trust(a)	438,300	3,970,998
Mack-Cali Realty Corp.	83,900	1,862,580
Medical Properties Trust, Inc.	250,300	4,633,053
Office Properties Income Trust(a)	71,303	1,970,815
Omega Healthcare Investors, Inc.(a)	131,100	5,001,465
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	160,400	3,344,340
Retail Value, Inc.	15,489	482,792
Sabra Health Care REIT, Inc.(a)	126,243	2,457,951
Senior Housing Properties Trust(a)	284,784	3,354,756
SITE Centers Corp.(a)	150,850	2,054,577
Summit Hotel Properties, Inc.(a)	125,000	1,426,250
VEREIT, Inc.	515,653	4,316,016
Xenia Hotels & Resorts, Inc.	133,100	2,916,221

		58,427,985

Food & Staples Retailing — 0.9%
Kroger Co. (The)	299,900	7,377,540

Food Products — 3.1%
Archer-Daniels-Midland Co.	41,900	1,807,147
Hain Celestial Group, Inc. (The)*(a)	276,200	6,385,744
J.M. Smucker Co. (The)(a)	41,840	4,874,360
Pilgrim’s Pride Corp.*	105,200	2,344,908
TreeHouse Foods, Inc.*	109,200	7,048,860
Tyson Foods, Inc. (Class A Stock)	49,800	3,457,614

		25,918,633

Gas Utilities — 0.4%
National Fuel Gas Co.	53,800	3,279,648

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	68,600	8,760,220

Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	48,700	2,344,905
HCA Healthcare, Inc.	36,700	4,784,946
Molina Healthcare, Inc.*	13,100	1,859,676
Owens & Minor, Inc.(a)	49,800	204,180
Universal Health Services, Inc. (Class B Stock)(a)	23,200	3,103,464

		12,297,171

	Shares	Value

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 3.4%
Brinker International, Inc.(a)	103,100	$4,575,578
International Game Technology PLC(a)	488,800	6,349,512
MGM Resorts International	237,300	6,089,118
Wyndham Destinations, Inc.	252,600	10,227,774
Wyndham Hotels & Resorts, Inc.	27,300	1,364,727

		28,606,709

Household Durables — 1.8%
Ethan Allen Interiors, Inc.	56,239	1,075,852
PulteGroup, Inc.	110,100	3,078,396
Whirlpool Corp.	80,300	10,671,067

		14,825,315

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	182,200	3,294,176

Insurance — 5.2%
Aflac, Inc.	51,000	2,550,000
Allstate Corp. (The)(a)	55,400	5,217,572
American Financial Group, Inc.	21,758	2,093,337
Everest Re Group Ltd.	17,260	3,727,470
Hartford Financial Services Group, Inc. (The)	113,000	5,618,360
Lincoln National Corp.	119,200	6,997,040
Maiden Holdings Ltd.	136,700	101,527
Old Republic International Corp.	95,100	1,989,492
Principal Financial Group, Inc.	64,300	3,227,217
Reinsurance Group of America, Inc.	33,200	4,713,736
Universal Insurance Holdings, Inc.	35,555	1,102,205
Unum Group	186,100	6,295,763

		43,633,719

IT Services — 1.6%
Amdocs Ltd.	56,400	3,051,804
Conduent, Inc.*	352,300	4,872,309
DXC Technology Co.	82,800	5,324,868

		13,248,981

Leisure Products — 0.3%
Brunswick Corp.	42,600	2,144,058

Machinery — 3.1%
AGCO Corp.	32,700	2,274,285
Allison Transmission Holdings, Inc.	63,200	2,838,944
Briggs & Stratton Corp.	150,500	1,780,415
Cummins, Inc.(a)	44,900	7,088,363
Meritor, Inc.*	220,015	4,477,305
Oshkosh Corp.	43,200	3,245,616
Snap-on, Inc.(a)	16,500	2,582,580
Wabash National Corp.	146,800	1,989,140

		26,276,648

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	4,137,804
Gannett Co., Inc.(a)	46,949	494,842
MSG Networks, Inc. (Class A Stock)*(a)	125,100	2,720,925
TEGNA, Inc.	93,900	1,323,990

		8,677,561

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	39,700	3,583,322

A1032

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	86,200	$2,979,072
Granite Point Mortgage Trust, Inc.	29,168	541,650
MFA Financial, Inc.	357,400	2,598,298
PennyMac Mortgage Investment Trust(a)	124,800	2,584,608
Starwood Property Trust, Inc.	414,900	9,273,015
Two Harbors Investment Corp.	153,900	2,082,267

		20,058,910

Multiline Retail — 1.5%
Big Lots, Inc.	48,100	1,828,762
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,996,032
Kohl’s Corp.(a)	87,300	6,003,621
Macy’s, Inc.	70,400	1,691,712

		12,520,127

Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	84,400	5,014,204

Oil, Gas & Consumable Fuels — 5.9%
Arch Coal, Inc. (Class A Stock)	21,000	1,916,670
Cabot Oil & Gas Corp.(a)	298,100	7,780,410
Cimarex Energy Co.	23,900	1,670,610
Devon Energy Corp.	183,100	5,778,636
Encana Corp. (Canada)	18,947	137,176
Gulfport Energy Corp.*	188,200	1,509,364
HollyFrontier Corp.	51,003	2,512,918
Marathon Petroleum Corp.	68,600	4,105,710
ONEOK, Inc.	100,900	7,046,856
PBF Energy, Inc. (Class A Stock)	100,400	3,126,456
SRC Energy, Inc.*	331,477	1,697,162
Valero Energy Corp.	57,000	4,835,310
Williams Cos., Inc. (The)(a)	250,100	7,182,872

		49,300,150

Paper & Forest Products — 0.4%
Domtar Corp.(a)	71,600	3,554,940

Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC*	27,800	3,974,009
Lannett Co., Inc.*(a)	29,200	229,804
Mallinckrodt PLC*(a)	36,200	786,988
Mylan NV*	66,800	1,893,112
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	227,800	3,571,904

		10,455,817

Professional Services — 0.4%
ManpowerGroup, Inc.	41,800	3,456,442

Road & Rail — 0.3%
Ryder System, Inc.	40,800	2,529,192

Semiconductors & Semiconductor Equipment — 3.0%
Amkor Technology, Inc.*	321,928	2,749,265
Entegris, Inc.(a)	55,000	1,962,950
Lam Research Corp.	35,000	6,265,350
ON Semiconductor Corp.*	345,500	7,106,935
Skyworks Solutions, Inc.	80,500	6,639,640

		24,724,140

Software — 1.7%
Nuance Communications, Inc.*	452,500	7,660,825

	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)
Teradata Corp.*	142,229	$6,208,297

		13,869,122

Specialty Retail — 4.7%
Aaron’s, Inc.	34,600	1,819,960
Bed Bath & Beyond, Inc.(a)	124,100	2,108,459
Best Buy Co., Inc.	132,200	9,394,132
Chico’s FAS, Inc.(a)	717,800	3,065,006
Children’s Place, Inc. (The)(a)	36,400	3,540,992
Foot Locker, Inc.	55,400	3,357,240
GameStop Corp. (Class A Stock)(a)	103,100	1,047,496
Group 1 Automotive, Inc.	31,030	2,007,641
Murphy USA, Inc.*	20,600	1,763,772
Office Depot, Inc.	414,700	1,505,361
Party City Holdco, Inc.*(a)	743,100	5,900,214
Penske Automotive Group, Inc.(a)	77,200	3,446,980

		38,957,253

Technology Hardware, Storage & Peripherals — 3.0%
HP, Inc.	174,200	3,384,706
NCR Corp.*	131,200	3,580,448
Seagate Technology PLC(a)	97,000	4,645,330
Western Digital Corp.(a)	177,800	8,545,068
Xerox Corp.	144,475	4,620,311

		24,775,863

Textiles, Apparel & Luxury Goods — 0.4%
PVH Corp.	25,700	3,134,115

Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp.*	193,500	2,552,265
Radian Group, Inc.	180,083	3,734,921

		6,287,186

Tobacco — 0.3%
Universal Corp.	41,200	2,374,356

Trading Companies & Distributors — 1.7%
AerCap Holdings NV (Ireland)*	234,400	10,908,976
Aircastle Ltd.	165,598	3,351,704

		14,260,680

TOTAL LONG-TERM INVESTMENTS (cost $752,478,487)		819,173,338

SHORT-TERM INVESTMENTS — 15.9%

AFFILIATED MUTUAL FUNDS — 14.7%
PGIM Core Ultra Short Bond Fund(w)	1,745,433	1,745,433
PGIM Institutional Money Market Fund (cost $120,767,440; includes $120,531,545 of cash collateral for securities on loan)(b)(w)	120,737,905	120,762,053

TOTAL AFFILIATED MUTUAL FUNDS (cost $122,512,873)		122,507,486

A1033

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

UNAFFILIATED FUND — 1.2%
BlackRock Liquidity FedFund (cost $10,048,775)	10,048,775	$10,048,775

TOTAL SHORT-TERM INVESTMENTS (cost $132,561,648)		132,556,261

TOTAL INVESTMENTS — 114.1%
(cost $885,040,135)		951,729,599
Liabilities in excess of other assets — (14.1)%		(117,713,184)

NET ASSETS — 100.0%		$834,016,415

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,765,952; cash collateral of $120,531,545 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1034

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS — 91.6%
Argentina — 0.7%
Adecoagro SA*	33,500	$230,815
Banco Macro SA, ADR	1,290	59,030
BBVA Banco Frances SA, ADR	5,600	53,256
Central Puerto SA, ADR	7,300	67,087
Cresud SACIF y A, ADR*	17,208	199,441
Grupo Financiero Galicia SA, ADR	7,130	181,958
Loma Negra Cia Industrial Argentina SA, ADR*	20,200	221,190
MercadoLibre, Inc.*	2,178	1,105,836
Pampa Energia SA*	43,686	48,408
Pampa Energia SA, ADR*	7,896	217,693
Telecom Argentina SA, ADR	18,556	270,918
Transportadora de Gas del Sur SA (Class B Stock), ADR(a)	24,930	328,079

		2,983,711

Bahrain — 0.8%
Ahli United Bank BSC	1,858,869	1,682,176
Al Salam Bank-Bahrain BSC	2,025,163	460,354
GFH Financial Group BSC	2,824,693	749,701
Ithmaar Holding BSC*^	4,745,026	360,285

		3,252,516

Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	226,272
Botswana Insurance Holdings Ltd.	123,564	201,206
Choppies Enterprises Ltd.*^	534,631	27,490
First National Bank of Botswana Ltd.	885,555	210,220
Letshego Holdings Ltd.	1,667,377	248,234
Sechaba Breweries Holdings Ltd.	401,237	765,370
Standard Chartered Bank Botswana Ltd.*	91,217	31,574
Turnstar Holdings Ltd.	202,180	53,788

		1,764,154

Brazil — 3.8%
AES Tiete Energia SA, UTS	26,800	75,978
Ambev SA	35,600	153,025
Ambev SA, ADR	207,900	893,970
B3 SA - Brasil Bolsa Balcao	22,349	181,973
Banco do Brasil SA	19,875	246,093
BR Malls Participacoes SA	203,585	649,436
BRF SA*	45,460	261,473
CCR SA	82,300	246,142
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	341,734
Cia de Saneamento de Minas Gerais-COPASA	8,300	129,757
Cia Energetica de Minas Gerais, ADR(a)	74,196	264,880
Cia Hering	15,600	118,494
Cia Paranaense de Energia, ADR	15,400	142,912
Cia Siderurgica Nacional SA*	39,600	163,847
Cielo SA	279,056	674,948
Cosan SA	13,500	146,125
CPFL Energia SA, ADR(a)	7,392	114,724
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	172,523
EcoRodovias Infraestrutura e Logistica SA	22,700	55,890
EDP - Energias do Brasil SA	29,400	127,727

	Shares	Value

COMMON STOCKS (Continued)
Brazil (cont’d.)
Embraer SA, ADR	19,800	$376,398
Engie Brasil Energia SA	27,375	300,154
Equatorial Energia SA	15,100	307,951
Estacio Participacoes SA	35,100	238,192
Even Construtora e Incorporadora SA*	70,900	108,106
Hapvida Participacoes e Investimentos SA, 144A	12,500	98,363
Hypera SA	84,100	556,321
Iguatemi Empresa de Shopping Centers SA	19,000	189,158
Iochpe Maxion SA	19,300	105,980
Klabin SA, UTS	25,100	108,853
Kroton Educacional SA	142,400	381,154
Light SA	13,000	67,401
Localiza Rent a Car SA	58,235	486,513
LOG Commercial Properties e Participacoes SA*	3,290	14,302
Lojas Renner SA	52,800	587,154
Marfrig Global Foods SA*	48,640	74,413
MRV Engenharia e Participacoes SA	45,600	163,283
Multiplan Empreendimentos Imobiliarios SA	67,000	399,911
Natura Cosmeticos SA	10,300	118,301
Notre Dame Intermedica Participacoes SA	50,600	422,211
Odontoprev SA	115,800	488,002
Pagseguro Digital Ltd. (Class A Stock)*(a)	29,300	874,605
Qualicorp Consultoria e Corretora de Seguros SA	92,300	369,638
Raia Drogasil SA	16,000	265,744
Rumo SA*	75,057	364,612
Smiles Fidelidade SA	12,200	147,696
Suzano Papel e Celulose SA	28,445	336,369
TIM Participacoes SA	234,633	711,926
TOTVS SA	37,600	378,751
Ultrapar Participacoes SA	28,600	342,001
Vale SA	21,500	280,820
Vale SA, ADR	92,992	1,214,476
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	59,875
WEG SA	70,318	323,272

		16,423,557

Bulgaria — 0.3%
CB First Investment Bank AD*	155,563	324,032
Central Cooperative Bank AD*	87,402	76,287
Chimimport AD	265,946	274,669
Industrial Holding Bulgaria PLC*	72,512	41,574
MonBat AD	48,227	194,818
Petrol AD*	22,681	10,374
Sopharma AD/Sofia	197,237	395,662

		1,317,416

Chile — 2.7%
AES Gener SA	227,462	61,135
Aguas Andinas SA (Class A Stock)	327,850	186,399
Almendral SA	1,092,556	79,633
Banco de Chile	4,425,933	651,625
Banco de Credito e Inversiones SA	5,881	375,975
Banco Santander Chile	6,302,356	474,086
Cencosud SA	298,652	517,031
Cia Cervecerias Unidas SA, ADR(a)	14,950	440,427

A1035

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Chile (cont’d.)
Cia Sud Americana de Vapores SA*	4,845,401	$162,913
Colbun SA	772,001	174,479
Embotelladora Andina SA (Class B Stock), ADR	9,150	197,915
Empresa Nacional de Telecomunicaciones SA	40,124	417,805
Empresas CMPC SA	207,125	730,487
Empresas COPEC SA	110,610	1,404,338
Enel Americas SA	2,916,314	518,461
Enel Chile SA	2,951,733	309,268
Engie Energia Chile SA	49,355	94,974
Forus SA	18,500	47,306
Itau CorpBanca	26,181,273	230,840
Latam Airlines Group SA, ADR(a)	90,283	955,194
Parque Arauco SA	184,612	493,742
Plaza SA	60,842	144,840
Ripley Corp. SA	146,630	119,637
SACI Falabella	158,403	1,177,830
Salfacorp SA	153,524	208,832
Sociedad Quimica y Minera de Chile SA, ADR(a)	17,100	657,324
SONDA SA	194,134	292,411
Vina Concha y Toro SA	139,650	290,893

		11,415,800

China — 11.0%
263 Network Communications Co. Ltd. (Class A Stock)*	55,100	53,495
3SBio, Inc., 144A	124,500	245,903
AAC Technologies Holdings, Inc.	53,500	320,034
AECC Aviation Power Co. Ltd. (Class A Stock)	13,100	51,568
Agricultural Bank of China Ltd. (Class H Stock)	303,000	139,896
Air China Ltd. (Class H Stock)	142,000	175,428
Aisino Corp. (Class A Stock)	22,400	93,290
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,350,130
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	392,910
Anhui Conch Cement Co. Ltd. (Class H Stock)	139,000	852,534
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	110,150
Baidu, Inc., ADR*(a)	1,715	282,718
Bank of Beijing Co. Ltd. (Class A Stock)	59,956	55,378
Bank of China Ltd. (Class H Stock)	816,000	370,704
Bank of Communications Co. Ltd. (Class H Stock)	338,800	277,727
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	125,305
BBMG Corp. (Class H Stock)	684,000	251,759
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	139,170
Beijing Enterprises Holdings Ltd.	41,500	235,441
Beijing Enterprises Water Group Ltd.*	476,000	294,594
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	27,100	32,891
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	48,646

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	$46,924
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	100,877
Brilliance China Automotive Holdings Ltd.	350,000	348,776
BYD Co. Ltd. (Class H Stock)(a)	36,000	217,810
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	43,160	32,362
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	343,557
Changjiang Securities Co. Ltd. (Class A Stock)	46,400	51,995
China Agri-Industries Holdings Ltd.	804,000	275,880
China Biologic Products Holdings, Inc.*	3,200	292,000
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	114,171
China Coal Energy Co. Ltd. (Class H Stock)	437,000	181,185
China Communications Construction Co. Ltd. (Class H Stock)	229,000	237,305
China Communications Services Corp. Ltd. (Class H Stock)	396,000	353,393
China Construction Bank Corp. (Class H Stock)	748,670	643,126
China Everbright Ltd.	32,000	63,514
China Evergrande Group	32,000	106,751
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	78,675
China Life Insurance Co. Ltd. (Class H Stock)	108,000	290,608
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	275,345
China Medical System Holdings Ltd.	245,000	238,272
China Mengniu Dairy Co. Ltd.*	195,000	727,339
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	286,730
China Merchants Port Holdings Co. Ltd.	114,000	243,619
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	131,206
China Minsheng Banking Corp. Ltd. (Class H Stock)	113,160	82,218
China Mobile Ltd.	77,500	789,224
China Molybdenum Co. Ltd. (Class H Stock)	753,000	316,080
China National Building Material Co. Ltd. (Class H Stock)	368,000	291,897
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	56,361
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	63,328
China Oilfield Services Ltd. (Class H Stock)	138,000	149,250
China Overseas Land & Investment Ltd.	292,720	1,113,740
China Overseas Property Holdings Ltd.	420,240	202,610
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	173,864
China Petroleum & Chemical Corp. (Class H Stock)	1,221,000	964,627
China Power International Development Ltd.	478,000	122,603
China Railway Group Ltd. (Class H Stock)	363,000	331,768
China Resources Beer Holdings Co. Ltd.	160,000	680,192
China Resources Gas Group Ltd.	58,000	273,727
China Resources Land Ltd.	90,444	406,553

A1036

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
China Resources Power Holdings Co. Ltd.	141,400	$212,759
China Shanshui Cement Group Ltd.*(a)	551,000	209,643
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	471,033
China Shipbuilding Industry Co. Ltd. (Class A Stock)	59,700	51,875
China State Construction Engineering Corp. Ltd. (Class A Stock)	100,240	91,424
China Taiping Insurance Holdings Co. Ltd.	39,800	119,047
China Telecom Corp. Ltd. (Class H Stock)	532,000	295,597
China Unicom Hong Kong Ltd.	262,052	332,745
China United Network Communications Ltd. (Class A Stock)	113,700	115,081
China Vanke Co. Ltd. (Class H Stock)	272,500	1,147,150
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	126,066
China Yurun Food Group Ltd.*	741,000	175,705
China Zhongwang Holdings Ltd.	418,000	228,336
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	132,800	117,572
CITIC Ltd.	235,000	351,635
CNOOC Ltd.	561,000	1,050,348
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	89,956
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	111,469
COSCO SHIPPING Ports Ltd.	252,000	272,669
Country Garden Holdings Co. Ltd.	230,831	362,706
Country Garden Services Holdings Co. Ltd.*	20,440	38,204
CRRC Corp. Ltd. (Class H Stock)	256,000	241,471
CSPC Pharmaceutical Group Ltd.	264,000	493,235
Ctrip.com International Ltd., ADR*	12,900	563,601
Daqin Railway Co. Ltd. (Class A Stock)	62,400	77,472
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	239,098
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	74,824
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	322,698
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	28,763
East Money Information Co. Ltd. (Class A Stock)	43,920	126,568
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	76,400
GD Power Development Co. Ltd. (Class A Stock)	149,300	59,481
GEM Co. Ltd. (Class A Stock)	55,300	41,569
Gemdale Corp. (Class A Stock)	42,300	86,515
Golden Eagle Retail Group Ltd.	242,000	286,667
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	123,947
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	66,599
Guangdong Investment Ltd.	224,000	433,129
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	68,546
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	263,073	311,897
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	110,885

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	13,500	$85,035
Hengan International Group Co. Ltd.	82,000	722,292
Hengyi Petrochemical Co. Ltd. (Class A Stock)	32,400	73,917
Huaneng Power International, Inc. (Class H Stock)	616,000	357,376
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	184,385
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	84,812
Hundsun Technologies, Inc. (Class A Stock)	10,500	137,302
Iflytek Co. Ltd. (Class A Stock)	16,800	90,985
Industrial & Commercial Bank of China Ltd. (Class H Stock)	693,000	508,229
Industrial Bank Co. Ltd. (Class A Stock)	40,600	109,952
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)	217,140	59,031
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	15,500	67,232
JD.com, Inc., ADR*	6,900	208,035
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	226,495
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	11,664	113,505
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	3,300	64,304
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	294,668
Jiangxi Ganfeng Lithium Co. Ltd. (Class A Stock)	14,700	60,450
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	66,983
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)	58,300	53,594
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	47,921
Kingboard Holdings Ltd.	70,500	250,740
Kunlun Energy Co. Ltd.	230,000	240,660
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	178,322
Lenovo Group Ltd.	452,000	407,271
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	14,700	57,982
Li Ning Co. Ltd.*	152,979	240,746
Luye Pharma Group Ltd., 144A	378,000	331,716
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	88,341
Midea Group Co. Ltd. (Class A Stock)	17,100	124,246
NetEase, Inc., ADR	1,100	265,595
New Oriental Education & Technology Group, Inc., ADR*	5,750	518,018
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	67,149
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	62,617
Perfect World Co. Ltd. (Class A Stock)	18,200	86,614
PetroChina Co. Ltd. (Class H Stock)	1,110,000	720,466
PICC Property & Casualty Co. Ltd. (Class H Stock)	75,000	85,303
Ping An Bank Co. Ltd. (Class A Stock)	81,900	156,500

A1037

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	$844,744
Poly Developments and Holdings Group Co. Ltd. (Class A Stock)	62,200	132,077
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	118,567
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	81,157
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	93,628
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	82,252
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	80,808
Semiconductor Manufacturing International Corp.*	276,000	279,886
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	71,944
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	360,241
Shanghai Electric Group Co. Ltd. (Class H Stock)	382,000	145,214
Shanghai Industrial Holdings Ltd.	85,000	200,433
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	27,170	49,979
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	333,669
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	108,181
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	45,313
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	89,860	73,820
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	83,161
Shimao Property Holdings Ltd.	42,000	131,909
SINA Corp.*	2,000	118,480
Sino-Ocean Group Holding Ltd.	161,500	70,891
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	370,000	176,681
Sinopharm Group Co. Ltd. (Class H Stock)	133,200	556,015
Sohu.com Ltd., ADR*	1,600	26,528
Suning.com Co. Ltd. (Class A Stock)	22,000	41,140
Sunny Optical Technology Group Co. Ltd.	47,400	569,453
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	15,820	53,061
Tencent Holdings Ltd.	33,100	1,528,362
Tianqi Lithium Corp. (Class A Stock)	12,075	63,356
Tingyi Cayman Islands Holding Corp.	138,000	227,961
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	13,800	35,683
Tsinghua Tongfang Co. Ltd. (Class A Stock)	32,900	60,465
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	255,002
Wanda Film Holding Co. Ltd. (Class A Stock)	23,300	74,545
Wanhua Chemical Group Co. Ltd. (Class A Stock)*	21,780	147,768
Want Want China Holdings Ltd.	753,400	626,826
Weichai Power Co. Ltd. (Class H Stock)	208,000	333,356

	Shares	Value

COMMON STOCKS (Continued)
China (cont’d.)
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	$157,669
Wintime Energy Co. Ltd. (Class A Stock)*	109,800	35,552
Wuliangye Yibin Co. Ltd. (Class A Stock)	8,700	123,311
Xiaomi Corp. (Class B Stock), 144A*	662,200	964,534
Yangzijiang Shipbuilding Holdings Ltd	330,000	366,098
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	121,908
Youngor Group Co. Ltd. (Class A Stock)	43,120	58,502
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	95,308
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	184,295
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	169,921
Zhongsheng Group Holdings Ltd.	134,000	333,180
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	618,646
ZTE Corp. (Class H Stock)*	261,529	790,492

		47,204,279

Colombia — 1.3%
Almacenes Exito SA	75,552	344,104
Bancolombia SA	29,008	360,322
Bancolombia SA, ADR	13,200	673,992
Celsia SA ESP	124,720	173,308
Cementos Argos SA	63,127	156,034
CEMEX Latam Holdings SA*	30,558	46,009
Corp Financiera Colombiana SA*	12,268	101,976
Ecopetrol SA, ADR(a)	54,600	1,170,624
Empresa de Telecomunicaciones de Bogota*	321,215	28,816
Grupo Argos SA	97,306	552,454
Grupo de Inversiones Suramericana SA	25,000	287,325
Grupo Energia Bogota SA ESP	271,100	176,451
Grupo Nutresa SA	85,096	688,129
Interconexion Electrica SA ESP	145,230	727,054
Odinsa SA^	25,472	79,859

		5,566,457

Croatia — 0.6%
AD Plastik DD	2,554	67,627
Atlantic Grupa dd	1,771	305,097
Atlantska Plovidba dd*	1,177	50,567
Ericsson Nikola Tesla dd	1,376	230,435
Hrvatski Telekom dd	27,050	667,667
Koncar-Elektroindustrija dd	1,256	123,107
Ledo dd*^	122	—
Podravka Prehrambena Ind dd	6,769	378,756
Valamar Riviera dd	121,891	616,949
Zagrebacka Banka dd	24,666	237,178

		2,677,383

Czech Republic — 0.7%
CEZ A/S	52,200	1,226,836
Komercni banka A/S	26,900	1,100,150
Moneta Money Bank A/S, 144A	38,000	131,369
O2 Czech Republic A/S	36,556	397,218
Philip Morris CR A/S	290	199,620

		3,055,193

A1038

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Estonia — 0.4%
AS Merko Ehitus	9,442	$106,163
AS Tallinna Vesi (Class A Stock)	33,851	402,554
Tallink Grupp A/S	485,209	563,548
Tallinna Kaubamaja Grupp A/S	68,345	730,638

		1,802,903

Ghana — 0.3%
CAL Bank Ltd.*	1,302,943	260,883
Ghana Commercial Bank Ltd.	1,190,800	908,822
Standard Chartered Bank Ghana Ltd.*	91,000	346,740

		1,516,445

Greece — 1.4%
Aegean Airlines SA	12,691	117,635
Alpha Bank AE*	309,193	429,196
Athens Water Supply & Sewage Co. SA	16,362	100,559
Diana Shipping, Inc.*	37,300	105,186
Ellaktor SA*	48,048	87,323
Eurobank Ergasias SA*	370,601	295,898
FF Group*	6,443	14,690
Fourlis Holdings SA*	14,272	81,047
GEK Terna Holding Real Estate Construction SA*	18,366	101,359
Grivalia Properties REIC AE, REIT*	31,258	378,141
Hellenic Exchanges - Athens Stock Exchange SA	18,468	88,969
Hellenic Petroleum SA	12,024	115,198
Hellenic Telecommunications Organization SA	61,063	816,895
Holding Co. ADMIE IPTO SA	68,438	132,579
JUMBO SA	21,510	359,336
LAMDA Development SA*	19,486	140,515
Motor Oil Hellas Corinth Refineries SA	16,705	387,884
Mytilineos Holdings SA	26,812	271,103
National Bank of Greece SA*	99,911	174,909
OPAP SA	42,571	439,115
Piraeus Bank SA*	112,938	155,315
Public Power Corp. SA*	49,159	85,937
Sarantis SA	12,266	97,062
Star Bulk Carriers Corp.*(a)	8,800	57,904
Terna Energy SA*	30,819	222,781
Titan Cement Co. SA	23,876	514,593
Tsakos Energy Navigation Ltd.	22,400	69,440

		5,840,569

Hong Kong — 0.6%
China Gas Holdings Ltd.	190,400	669,779
Fullshare Holdings Ltd.*(a)	412,500	55,400
Lee & Man Paper Manufacturing Ltd.	287,000	245,875
Nine Dragons Paper Holdings Ltd.	107,000	102,459
Sino Biopharmaceutical Ltd.	677,000	621,721
WH Group Ltd., 144A	712,000	763,437

		2,458,671

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	121,405	196,020
MOL Hungarian Oil & Gas PLC	80,934	927,557
OTP Bank Nyrt	22,760	1,001,886

	Shares	Value

COMMON STOCKS (Continued)
Hungary (cont’d.)
Richter Gedeon Nyrt	43,070	$813,619

		2,939,082

India — 6.4%
ABB India Ltd.	4,500	85,739
ACC Ltd.	6,400	154,246
Adani Ports & Special Economic Zone Ltd.	85,515	467,463
Adani Power Ltd.*	177,209	123,194
Adani Transmission Ltd.*	22,722	71,380
Ambuja Cements Ltd.	48,142	163,783
Apollo Hospitals Enterprise Ltd.	12,900	228,874
Ashok Leyland Ltd.	173,423	229,012
Asian Paints Ltd.	16,500	355,654
Aurobindo Pharma Ltd.	27,300	309,331
Axis Bank Ltd.*	24,709	277,725
Bajaj Auto Ltd.	3,960	166,715
Bajaj Finance Ltd.	4,900	214,475
Bharat Forge Ltd.	22,434	166,218
Bharat Heavy Electricals Ltd.	159,180	172,590
Bharat Petroleum Corp. Ltd.	22,767	130,983
Bharti Airtel Ltd.	178,436	858,866
Bharti Infratel Ltd.	113,029	511,096
Bosch Ltd.	663	174,306
Britannia Industries Ltd.	4,400	196,441
CESC Ltd.	14,584	153,912
CG Power and Industrial Solutions Ltd.*	190,092	117,331
Cipla Ltd.	29,550	226,037
Coal India Ltd.	43,794	150,165
Colgate-Palmolive India Ltd.	3,100	56,377
Container Corp. of India Ltd.	40,617	308,335
Crompton Greaves Consumer Electricals Ltd.	40,282	132,320
Dabur India Ltd.	31,638	187,017
Divi’s Laboratories Ltd.	9,319	229,208
DLF Ltd.	68,573	200,764
Dr. Reddy’s Laboratories Ltd.	7,725	310,836
Eicher Motors Ltd.	605	179,870
GAIL India Ltd.	85,786	431,355
Glenmark Pharmaceuticals Ltd.	18,324	171,425
Godrej Consumer Products Ltd.	18,150	180,035
Godrej Properties Ltd.*	8,888	104,597
Grasim Industries Ltd.	20,907	259,297
Havells India Ltd.	25,299	282,647
HCL Technologies Ltd.	15,740	247,483
HDFC Bank Ltd.	14,848	498,120
Hero MotoCorp Ltd.	4,595	169,588
Hindalco Industries Ltd.	66,600	197,810
Hindustan Unilever Ltd.	33,066	815,779
Housing Development Finance Corp. Ltd.	22,683	645,538
ICICI Bank Ltd., ADR	22,550	258,423
IDFC Ltd.	104,784	70,478
IFCI Ltd.*	510,307	101,693
Indiabulls Real Estate Ltd.*	90,254	120,336
Indian Oil Corp. Ltd.	73,996	174,119
Indraprastha Gas Ltd.	39,927	176,393
IndusInd Bank Ltd.	4,497	115,596
Info Edge India Ltd.	9,568	254,824
Infosys Ltd.	42,867	461,440
Infosys Ltd., ADR(a)	53,340	583,006

A1039

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
India (cont’d.)
InterGlobe Aviation Ltd., 144A	16,771	$345,439
ITC Ltd.	141,899	609,459
Jindal Steel & Power Ltd.*	54,935	142,813
JSW Energy Ltd.*	94,200	98,860
JSW Steel Ltd.	67,000	283,867
Kotak Mahindra Bank Ltd.	14,584	281,169
Larsen & Toubro Ltd., GDR	29,089	581,780
LIC Housing Finance Ltd.	17,455	134,325
Lupin Ltd.	21,741	232,378
Mahindra & Mahindra Ltd.	6,323	61,616
Mahindra & Mahindra Ltd., GDR	22,209	219,957
Marico Ltd.	33,828	169,567
Maruti Suzuki India Ltd.	5,119	493,716
Motherson Sumi Systems Ltd.	69,474	150,466
Nestle India Ltd.	1,100	174,444
NHPC Ltd.	226,173	80,719
NTPC Ltd.	341,966	665,474
Oberoi Realty Ltd.	16,917	129,306
Oil & Natural Gas Corp. Ltd.	105,459	243,495
Oil India Ltd.	26,164	70,242
Page Industries Ltd.	300	108,278
Phoenix Mills Ltd. (The)	16,565	157,343
Pidilite Industries Ltd.	9,888	178,088
Piramal Enterprises Ltd.	9,134	365,028
Power Grid Corp. of India Ltd.	225,793	644,730
Rajesh Exports Ltd.	8,600	82,829
Reliance Communications Ltd.*	281,047	16,906
Reliance Industries Ltd.	62,402	1,229,505
Reliance Industries Ltd., GDR, 144A	20,082	808,008
Reliance Infrastructure Ltd.	30,200	59,782
Reliance Power Ltd.*	163,449	26,854
Siemens Ltd.	17,800	290,590
State Bank of India*	21,736	100,829
State Bank of India, GDR*	1,802	83,440
Sun Pharmaceutical Industries Ltd.	88,174	610,139
Sun TV Network Ltd.	13,419	121,918
Tata Communications Ltd.	10,702	94,713
Tata Consultancy Services Ltd.	25,252	731,035
Tata Motors Ltd., ADR*	15,690	197,066
Tata Power Co. Ltd. (The)	193,885	206,695
Tata Steel Ltd.	17,882	134,736
Tech Mahindra Ltd.	13,194	148,218
Titan Co. Ltd.	14,341	236,767
UltraTech Cement Ltd.	6,094	352,246
United Spirits Ltd.*	18,191	145,745
UPL Ltd.	19,965	276,760
Vedanta Ltd.	80,962	215,440
Vodafone Idea Ltd.*	444,234	117,336
Wipro Ltd.	40,697	149,962
WNS Holdings Ltd., ADR*	2,700	143,829
Zee Entertainment Enterprises Ltd.	77,616	500,396

		27,334,548

Indonesia — 2.9%
Ace Hardware Indonesia Tbk PT	716,000	89,648
Adaro Energy Tbk PT	3,507,400	332,379
Adhi Karya Persero Tbk PT	739,600	85,635
AKR Corporindo Tbk PT	523,500	173,953
Astra Agro Lestari Tbk PT	44,000	34,717

	Shares	Value

COMMON STOCKS (Continued)
Indonesia (cont’d.)
Astra International Tbk PT	2,110,700	$1,086,071
Bank Central Asia Tbk PT	605,800	1,180,652
Bank Danamon Indonesia Tbk PT	301,900	197,422
Bank Mandiri Persero Tbk PT	1,077,600	565,270
Bank Negara Indonesia Persero Tbk PT	495,500	327,371
Bank Rakyat Indonesia Persero Tbk PT	2,922,100	847,373
Berlian Laju Tanker Tbk PT*	6,511,500	58,530
Bukit ASAm Tbk PT	739,400	219,103
Bumi Serpong Damai Tbk PT*	1,358,400	134,251
Charoen Pokphand Indonesia Tbk PT	573,700	258,211
Ciputra Development Tbk PT	1,900,600	133,893
Gudang Garam Tbk PT	36,900	215,618
Hanjaya Mandala Sampoerna Tbk PT	634,300	167,459
Hanson International Tbk PT*	17,067,900	122,330
Indo Tambangraya Megah Tbk PT	147,000	247,440
Indocement Tunggal Prakarsa Tbk PT	331,500	509,697
Indofood CBP Sukses Makmur Tbk PT	217,300	142,429
Indofood Sukses Makmur Tbk PT	366,100	163,947
Jasa Marga Persero Tbk PT	360,000	151,126
Kalbe Farma Tbk PT	3,379,800	359,902
Matahari Department Store Tbk PT	452,200	130,218
Mitra Keluarga Karyasehat Tbk PT*	1,121,000	153,809
Pakuwon Jati Tbk PT	2,139,300	103,870
Perusahaan Gas Negara Persero Tbk	1,829,700	302,837
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	46,031
PP Persero Tbk PT	544,692	79,916
PP Properti Tbk PT	5,386,100	55,750
Puradelta Lestari Tbk PT	5,083,700	78,750
Semen Indonesia Persero Tbk PT	621,400	610,252
Sentul City Tbk PT*	5,826,100	44,002
Summarecon Agung Tbk PT	1,637,600	108,333
Surya Citra Media Tbk PT	503,100	58,622
Telekomunikasi Indonesia Persero Tbk PT	4,138,700	1,147,819
Tower Bersama Infrastructure Tbk PT	271,100	75,009
Unilever Indonesia Tbk PT	76,300	263,965
United Tractors Tbk PT	319,200	607,624
Vale Indonesia Tbk PT*	1,106,500	264,301
Waskita Karya Persero Tbk PT	870,000	121,680
Wijaya Karya Persero Tbk PT	729,800	110,976
XL Axiata Tbk PT*	641,600	122,094

		12,290,285

Jordan — 0.7%
Al-Eqbal Investment Co. PLC*	15,801	272,834
Arab Bank PLC	168,912	1,545,961
Arab Potash (The)	9,524	232,922
Bank of Jordan	51,326	170,738
Cairo Amman Bank	34,000	58,363
Capital Bank of Jordan	51,133	74,234
Jordan Ahli Bank	75,647	118,359
Jordan Islamic Bank	48,977	221,942
Jordan Petroleum Refinery Co.	63,249	229,092
Jordan Telecommunications Co. PSC	15,279	32,226
Jordanian Electric Power Co.	62,297	110,681

		3,067,352

A1040

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC, GDR	80,411	$935,877
KAZ Minerals PLC	133,538	1,139,138
KCell JSC, GDR	93,361	456,535
Nostrum Oil & Gas PLC*	368,390	443,251

		2,974,801

Kenya — 0.7%
Bamburi Cement Co. Ltd.	87,300	112,701
Barclays Bank of Kenya Ltd.	857,300	100,449
British American Tobacco Kenya Ltd.	24,700	133,117
Co-operative Bank of Kenya Ltd. (The)	552,500	82,111
Diamond Trust Bank Kenya Ltd.	63,910	82,169
East African Breweries Ltd.	269,200	551,196
Equity Group Holdings Ltd.	1,003,900	414,782
KCB Group Ltd.	865,400	379,089
Kenya Power & Lighting Ltd.*	2,326,505	97,027
Nation Media Group PLC	102,900	62,359
Safaricom PLC	2,615,100	716,142
Standard Chartered Bank Kenya Ltd.	44,331	94,683

		2,825,825

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	235,215	664,819
Al Ahli Bank of Kuwait KSCP	55,586	63,169
Al Mazaya Holding Co. KSCP	299,818	58,813
ALAFCO Aviation Lease & Finance Co. KSCP	52,991	48,213
Boubyan Bank KSCP	77,159	153,404
Boubyan Petrochemicals Co. KSCP	166,417	522,600
Burgan Bank SAK	73,893	86,718
Commercial Bank of Kuwait KPSC	79,856	142,404
Commercial Real Estate Co. KSC	535,575	165,403
Gulf Bank KSCP	142,227	145,593
Gulf Cable & Electrical Industries Co. KSCP	36,100	46,920
Humansoft Holding Co. KSC	22,003	233,229
Integrated Holding Co. KCSC*	30,921	74,227
Kuwait Cement Co. KSC	91,882	94,221
Kuwait Finance House KSCP	308,331	708,833
Kuwait International Bank KSCP	39,502	39,996
Kuwait Portland Cement Co. KSC	23,371	99,895
Kuwait Projects Co. Holding KSCP	67,258	48,612
Kuwait Real Estate Co. KSC*	443,354	88,709
Mabanee Co. SAK	137,818	262,419
Mezzan Holding Co. KSCC	46,400	73,665
Mobile Telecommunications Co. KSC	609,566	970,557
National Bank of Kuwait SAKP	342,639	1,014,507
National Gulf Holding*^	35,918	—
National Industries Group Holding SAK	269,467	173,821
National Real Estate Co. KPSC*	418,937	122,245
Qurain Petrochemical Industries Co.	243,417	311,104
VIVA Kuwait Telecom Co.	51,793	144,340
Warba Bank KSCP*	82,500	63,881

		6,622,317

Latvia — 0.1%
Grindeks A/S	52,160	438,519

Lithuania — 0.3%
Apranga PVA	78,286	141,502

	Shares	Value

COMMON STOCKS (Continued)
Lithuania (cont’d.)
Klaipedos Nafta AB	513,391	$236,840
Pieno Zvaigzdes*	111,220	122,304
Rokiskio Suris	145,010	447,372
Siauliu Bankas AB	976,182	502,332

		1,450,350

Malaysia — 2.8%
AirAsia Group Bhd	151,000	98,570
Alliance Bank Malaysia Bhd	57,400	57,557
AMMB Holdings Bhd	77,300	86,393
Astro Malaysia Holdings Bhd	242,100	90,861
Axiata Group Bhd	305,925	310,850
Berjaya Corp. Bhd*	831,931	55,033
Berjaya Sports Toto Bhd	143,387	85,067
British American Tobacco Malaysia Bhd	13,000	115,083
Bumi Armada Bhd*	1,242,550	57,959
CIMB Group Holdings Bhd	140,500	177,472
Dialog Group Bhd	525,720	409,071
DiGi.Com Bhd	295,100	329,457
FGV Holdings Bhd*	303,600	87,953
Gamuda Bhd	240,500	169,792
Genting Bhd	290,400	473,006
Genting Malaysia Bhd	404,500	317,259
Genting Plantations Bhd	38,100	98,867
Globetronics Technology Bhd	213,033	91,060
HAP Seng Consolidated Bhd	50,500	122,441
Hartalega Holdings Bhd	175,100	198,844
Hong Leong Bank Bhd	20,000	99,377
IGB Real Estate Investment Trust	471,200	213,588
IHH Healthcare Bhd	370,400	524,104
IJM Corp. Bhd	186,080	101,455
Inari Amertron Bhd	834,700	321,895
IOI Corp. Bhd	148,846	162,471
IOI Properties Group Bhd	410,472	132,680
KLCCP Stapled Group	63,900	121,463
KNM Group Bhd*	1,468,200	41,410
Kossan Rubber Industries	175,000	151,133
Kuala Lumpur Kepong Bhd	28,900	175,317
Lafarge Malaysia Bhd*	110,500	67,634
Magnum Bhd	177,450	103,441
Malayan Banking Bhd	111,850	253,837
Malaysia Airports Holdings Bhd	71,500	126,736
Maxis Bhd	186,200	244,615
MISC Bhd	113,300	185,608
MMC Corp. Bhd	92,800	22,495
My EG Services Bhd	1,044,750	362,018
Petronas Chemicals Group Bhd	310,800	697,569
Petronas Dagangan Bhd	82,700	506,285
Petronas Gas Bhd	53,600	231,527
PPB Group Bhd	35,940	161,332
Press Metal Aluminium Holdings Bhd	371,540	410,755
Public Bank Bhd	55,537	315,018
QL Resources Bhd	108,550	183,157
RHB Bank Bhd	79,687	111,451
Sapura Energy Bhd*	1,041,605	85,426
Sime Darby Bhd	307,300	168,091
Sime Darby Plantation Bhd	152,000	186,993
Sime Darby Property Bhd	593,700	161,627
SP Setia Bhd Group	234,400	130,210

A1041

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Malaysia (cont’d.)
Sunway Bhd	303,400	$125,014
Sunway Real Estate Investment Trust	459,400	202,744
Telekom Malaysia Bhd	187,500	147,026
Tenaga Nasional Bhd	189,000	586,687
Top Glove Corp. Bhd	190,600	215,927
UMW Holdings Bhd	54,200	76,088
ViTrox Corp. Bhd	97,900	172,697
VS Industry Bhd	459,375	120,662
WCT Holdings Bhd	212,195	43,225
YTL Corp. Bhd	446,598	115,903
YTL Power International Bhd	331,806	69,910

		12,069,196

Mauritius — 0.7%
Alteo Ltd.	131,407	80,803
CIEL Ltd.	623,353	112,724
CIM Financial Services Ltd.	288,435	54,248
ENL Ltd.*	219,793	239,111
Grit Real Estate Income Group Ltd.	133,670	180,052
Lavastone Ltd.*	288,435	25,753
Lighthouse Capital Ltd.	479,105	224,189
Lux Island Resorts Ltd.	28,927	53,429
MCB Group Ltd.	110,238	867,784
New Mauritius Hotels Ltd.	418,691	224,586
Omnicane Ltd.*	75,913	82,486
Phoenix Beverages Ltd.	13,346	221,043
Rogers & Co. Ltd.	305,869	336,451
SBM Holdings Ltd.	1,766,387	302,183

		3,004,842

Mexico — 5.7%
Alfa SAB de CV (Class A Stock)	640,000	678,569
Alsea SAB de CV	150,300	314,689
America Movil SAB de CV (Class L Stock), ADR	179,500	2,563,260
Arca Continental SAB de CV	55,399	308,244
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Class B Stock)	132,000	180,282
Bolsa Mexicana de Valores SAB de CV	244,200	507,014
Cemex SAB de CV, ADR*	213,589	991,052
Cemex SAB de CV, UTS*	184,713	86,217
Coca-Cola Femsa SAB de CV (Class L Stock)	63,700	420,920
Concentradora Fibra Danhos SA de CV, REIT	101,000	144,656
Corp Inmobiliaria Vesta SAB de CV	211,400	304,952
El Puerto de Liverpool SAB de CV (Class C1 Stock)	69,460	438,440
Empresas ICA SAB de CV*(a)^	265,500	1
Fibra Uno Administracion SA de CV, REIT	1,286,000	1,772,285
Fomento Economico Mexicano SAB de CV, ADR	16,340	1,507,855
Fomento Economico Mexicano SAB de CV, UTS	41,200	379,774
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	254,032
Gentera SAB de CV	323,300	251,341
Gruma SAB de CV (Class B Stock)	22,860	234,109

	Shares	Value

COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	$833,403
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	28,965	468,090
Grupo Bimbo SAB de CV (Class A Stock)	224,100	467,475
Grupo Carso SAB de CV (Class A1 Stock)	184,100	720,741
Grupo Elektra SAB de CV(a)	5,714	309,191
Grupo Financiero Banorte SAB de CV (Class O Stock)	370,600	2,013,357
Grupo Financiero Inbursa SAB de CV (Class O Stock)	323,000	446,969
Grupo Mexico SAB de CV (Class B Stock)	543,393	1,487,663
Grupo Televisa SAB, ADR	57,100	631,526
Grupo Televisa SAB, UTS	79,100	174,825
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	414,000	725,184
Industrias CH SAB de CV (Class B Stock)*	52,900	234,763
Industrias Penoles SAB de CV	28,600	356,913
Infraestructura Energetica Nova SAB de CV	158,700	637,735
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	179,000	303,033
Macquarie Mexico Real Estate Management SA de CV, REIT, 144A*	287,000	313,315
Mexichem SAB de CV	221,173	528,713
Nemak SAB de CV, 144A(a)	421,000	243,574
PLA Administradora Industrial S de RL de CV, REIT	243,200	372,626
Promotora y Operadora de Infraestructura SAB de CV	14,355	142,335
Telesites SAB de CV*	414,054	267,500
Wal-Mart de Mexico SAB de CV	533,000	1,424,885

		24,441,508

Monaco — 0.1%
Costamare, Inc.	18,300	95,160
GasLog Ltd.(a)	9,800	171,108

		266,268

Morocco — 0.7%
Attijariwafa Bank	11,563	507,695
Banque Centrale Populaire	12,771	350,646
BMCE Bank	8,054	148,218
Ciments du Maroc	1,038	152,502
Cosumar	19,633	360,134
Douja Promotion Groupe Addoha SA	71,665	86,227
LafargeHolcim Maroc SA	2,543	394,198
Lesieur Cristal	6,955	106,074
Maroc Telecom	34,173	506,953
Societe d’Exploitation des Ports	12,593	234,150
TOTAL Maroc SA	626	71,493

		2,918,290

Nigeria — 0.7%
Access Bank PLC	3,681,422	65,793
Afriland Properties PLC, REIT*^	383,641	—
Dangote Cement PLC	747,121	396,056
FBN Holdings PLC	7,653,949	173,636
Guaranty Trust Bank PLC	5,200,295	519,907
Guinness Nigeria PLC	603,065	104,589

A1042

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Nigeria (cont’d.)
Lafarge Africa PLC	975,992	$33,017
Lekoil Ltd.*	483,600	45,753
Nestle Nigeria PLC	100,851	442,336
Nigerian Breweries PLC	1,395,786	258,322
SEPLAT Petroleum Development Co. PLC, 144A(a)	151,089	241,489
Stanbic IBTC Holdings PLC	701,489	89,459
Transnational Corp. of Nigeria PLC	15,885,029	53,189
United Bank for Africa PLC	6,057,392	129,070
Zenith Bank PLC	5,448,522	328,725

		2,881,341

Oman — 0.7%
Bank Dhofar SAOG	255,698	94,514
Bank Muscat SAOG	758,207	792,950
Bank Nizwa SAOG*	705,910	165,221
HSBC Bank Oman SAOG	273,053	87,976
National Bank of Oman SAOG	367,435	167,352
Oman Cables Industry^	18,048	42,096
Oman Cement Co. SAOG	225,265	150,360
Oman Flour Mills Co. SAOG	64,478	87,391
Oman Telecommunications Co. SAOG	294,045	499,265
Ominvest	100,273	86,335
Ooredoo	205,704	269,426
Raysut Cement Co. SAOG	90,232	72,807
Renaissance Services SAOG*	372,037	346,205
Sembcorp Salalah Power & Water Co.	267,051	83,196
Sohar International Bank SAOG	464,026	136,001

		3,081,095

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	82,200	49,966
Engro Corp. Ltd.	64,098	149,079
Engro Fertilizers Ltd.	111,500	56,669
Fauji Fertilizer Co. Ltd.	281,087	208,312
Habib Bank Ltd.	244,000	230,134
Hub Power Co. Ltd. (The)	555,755	289,572
Indus Motor Co. Ltd.	11,280	104,811
International Steels Ltd.	87,000	39,633
Kot Addu Power Co. Ltd.	250,500	80,608
Lucky Cement Ltd.	49,100	149,458
Maple Leaf Cement Factory Ltd.	97,875	26,088
MCB Bank Ltd.	154,947	216,539
Millat Tractors Ltd.	17,620	112,077
Nishat Mills Ltd.	85,475	81,807
Oil & Gas Development Co. Ltd.	145,100	152,034
Pakistan Oilfields Ltd.	40,470	128,706
Pakistan Petroleum Ltd.	197,317	259,594
Pakistan State Oil Co. Ltd.	67,357	103,505
Searle Co. Ltd. (The)	51,655	86,948
SUI Northern Gas Pipeline*	213,200	114,078
SUI Southern Gas Co. Ltd.*	505,500	78,625
TRG Pakistan*	473,000	77,593
United Bank Ltd.	206,800	205,356

		3,001,192

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	17,789	354,357

	Shares	Value

COMMON STOCKS (Continued)
Panama (cont’d.)
Copa Holdings SA (Class A Stock)	9,006	$725,974

		1,080,331

Peru — 1.5%
Alicorp SAA	88,150	288,285
Cia de Minas Buenaventura SAA, ADR	63,600	1,099,008
Credicorp Ltd	12,005	2,880,600
Enel Generacion Peru SAA	143,629	96,975
Ferreycorp SAA	435,810	324,462
InRetail Peru Corp., 144A*	8,800	314,160
Southern Copper Corp.(a)	31,150	1,236,032
Volcan Cia Minera SAA (Class B Stock)	608,590	113,733

		6,353,255

Philippines — 2.8%
Aboitiz Equity Ventures, Inc.	264,720	297,728
Aboitiz Power Corp.	555,300	374,907
Alliance Global Group, Inc.	435,100	134,132
Ayala Corp.	29,470	527,516
Ayala Land, Inc.	679,400	580,786
Bank of the Philippine Islands	197,116	316,396
BDO Unibank, Inc.	188,179	479,651
Bloomberry Resorts Corp.	1,343,700	307,706
Century Pacific Food, Inc.	246,200	73,283
Cirtek Holdings Philippines Corp.	96,000	53,539
Cosco Capital, Inc.	795,000	115,986
D&L Industries, Inc.	955,600	204,711
DMCI Holdings, Inc.	456,000	104,186
Eagle Cement Corp.	347,200	105,720
Filinvest Land, Inc.	2,488,000	72,214
First Gen Corp.	517,000	214,868
Global Ferronickel Holdings, Inc.*	1,567,000	46,185
Globe Telecom, Inc.	8,175	301,975
Integrated Micro-Electronics, Inc.	191,400	45,648
International Container Terminal Services, Inc.	94,460	234,784
JG Summit Holdings, Inc.	327,690	396,644
Jollibee Foods Corp.	132,290	799,238
LT Group, Inc.	229,400	70,514
Manila Electric Co.	96,070	695,978
Manila Water Co., Inc.	274,100	120,535
Megaworld Corp.	1,239,000	136,834
Metro Pacific Investments Corp.	1,182,600	109,546
Metropolitan Bank & Trust Co.	166,089	253,130
Nickel Asia Corp.	1,148,580	54,593
Petron Corp.	561,500	69,484
Pilipinas Shell Petroleum Corp.	140,570	132,635
PLDT, Inc.	26,735	586,070
Puregold Price Club, Inc.	315,100	289,115
Robinsons Land Corp.	165,828	77,367
Robinsons Retail Holdings, Inc.	222,080	334,172
San Miguel Corp.	46,970	155,689
Security Bank Corp.	32,050	105,716
Semirara Mining & Power Corp.	544,800	228,321
SM Investments Corp.	52,708	937,775
SM Prime Holdings, Inc.	1,293,350	981,619
Travellers International Hotel Group, Inc.*	1,972,000	211,743
Universal Robina Corp.	278,750	807,641

		12,146,280

A1043

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Poland — 2.6%
Alior Bank SA*	9,300	$144,937
Asseco Poland SA	28,214	381,696
Bank Handlowy w Warszawie SA	4,800	84,557
Bank Millennium SA*	61,700	143,707
Bank Polska Kasa Opieki SA	17,062	489,230
Boryszew SA*	58,224	69,061
Budimex SA	5,800	224,017
CCC SA	7,968	447,604
CD Projekt SA*	15,679	819,692
Ciech SA	8,108	113,538
Cyfrowy Polsat SA*	53,621	359,224
Dino Polska SA, 144A*	11,500	362,795
Enea SA*	64,395	146,849
Energa SA*	60,998	137,298
EPP NV	153,600	207,349
Eurocash SA(a)	37,807	215,555
Globe Trade Centre SA	47,623	111,555
Grupa Azoty SA	7,579	81,552
Grupa Kety SA	900	75,831
Grupa Lotos SA	6,793	147,755
ING Bank Slaski SA	3,528	176,251
Jastrzebska Spolka Weglowa SA*	13,821	219,872
KGHM Polska Miedz SA*	30,436	849,929
KRUK SA	2,636	104,896
LPP SA	383	830,541
mBank SA	1,123	124,530
Orange Polska SA*	186,934	250,166
PGE Polska Grupa Energetyczna SA*	271,000	702,174
PKP Cargo SA*	12,263	149,702
Polski Koncern Naftowy ORLEN SA	32,280	822,835
Polskie Gornictwo Naftowe i Gazownictwo SA	187,510	305,713
Powszechna Kasa Oszczednosci Bank Polski SA	90,734	912,426
Powszechny Zaklad Ubezpieczen SA	55,162	582,326
Santander Bank Polska SA	3,678	364,801
Tauron Polska Energia SA*	313,590	165,665

		11,325,629

Qatar — 1.4%
Aamal Co	37,602	102,544
Al Meera Consumer Goods Co. QSC	1,497	60,902
Barwa Real Estate Co.	40,010	401,772
Commercial Bank PQSC (The)	15,261	188,137
Doha Bank QPSC	18,447	108,305
Gulf International Services QSC*	15,142	64,562
Industries Qatar QSC	23,018	784,281
Masraf Al Rayan QSC	27,688	279,152
Medicare Group	2,928	53,455
Ooredoo QPSC	24,592	449,070
Qatar Electricity & Water Co. QSC	9,666	457,489
Qatar Gas Transport Co. Ltd	62,700	357,631
Qatar Insurance Co. SAQ	8,313	83,598
Qatar International Islamic Bank QSC	4,352	87,484
Qatar Islamic Bank SAQ	7,369	306,982
Qatar National Bank QPSC	32,861	1,628,604
Qatar Navigation QSC	4,153	75,310
United Development Co. QSC	44,085	168,706

	Shares	Value

COMMON STOCKS (Continued)
Qatar (cont’d.)
Vodafone Qatar QSC	68,822	$147,152

		5,805,136

Romania — 0.8%
Banca Transilvania SA	2,238,616	1,091,796
BRD-Groupe Societe Generale SA	122,539	375,285
Digi Communications NV, 144A	35,110	209,016
OMV Petrom SA	6,392,495	536,798
Societatea Energetica Electrica SA	172,052	447,158
Societatea Nationala de Gaze Naturale ROMGAZ SA	55,977	426,275
Transelectrica SA	23,194	113,251
Transgaz SA Medias	1,481	118,055

		3,317,634

Russia — 5.6%
Aeroflot PJSC	299,400	439,709
Alrosa PJSC	303,790	428,086
Evraz PLC	50,600	410,401
Federal Grid Co. Unified Energy System PJSC	72,141,400	179,922
Gazprom Neft PJSC, ADR	4,847	119,236
Gazprom PJSC, ADR	507,701	2,299,759
Globaltrans Investment PLC, GDR	6,834	72,820
Inter RAO UES PJSC	6,529,048	372,016
Lenta Ltd., GDR*	84,138	282,159
LSR Group PJSC, GDR(a)	58,500	117,758
LUKOIL PJSC, ADR	31,355	2,818,749
Magnit PJSC	15,225	839,879
Mail.Ru Group Ltd., GDR*	20,870	516,298
MMC Norilsk Nickel PJSC, ADR	70,414	1,489,989
Mobile TeleSystems PJSC	196,213	753,450
Moscow Exchange MICEX-RTS PJSC*	198,760	276,266
Mosenergo PJSC	4,030,000	128,702
Novatek PJSC	70,010	1,129,782
Novolipetsk Steel PJSC, GDR	13,266	340,982
PhosAgro PJSC, GDR	20,181	254,015
PIK Group PJSC	35,570	191,471
Polymetal International PLC	31,735	357,725
QIWI PLC, ADR*	5,000	71,950
Rosneft Oil Co. PJSC, GDR	103,643	651,953
Rosseti PJSC	7,397,630	109,154
Rostelecom PJSC	197,973	218,916
RusHydro PJSC	35,641,964	271,326
Sberbank of Russia PJSC, ADR	254,464	3,393,239
Severstal PJSC, GDR	27,297	427,743
Sistema PJSFC	1,013,950	147,030
Surgutneftegas PJSC, ADR	76,706	284,822
Tatneft PJSC, ADR	21,922	1,523,580
VEON Ltd., ADR(a)	134,720	281,565
VTB Bank PJSC	541,920,000	296,394
X5 Retail Group NV, GDR	24,700	616,723
Yandex NV (Class A Stock)*	49,600	1,703,264

		23,816,833

Singapore — 0.0%
Grindrod Shipping Holdings Ltd.*	5,195	25,902
Silverlake Axis Ltd.	423,500	168,881

		194,783

A1044

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Slovenia — 0.7%
Cinkarna Celje dd	1,378	$326,642
Krka dd Novo mesto	15,484	1,006,960
Luka Koper	11,451	349,993
Petrol dd Ljubljana	1,351	519,885
Pozavarovalnica Sava dd	10,483	202,484
Telekom Slovenije dd	4,151	308,238
Zavarovalnica Triglav dd	10,082	376,908

		3,091,110

South Africa — 5.3%
Absa Group Ltd.	15,262	161,180
AECI Ltd.	13,700	90,937
African Rainbow Minerals Ltd.	17,200	202,624
Anglo American Platinum Ltd.	6,154	314,024
AngloGold Ashanti Ltd., ADR	37,800	495,180
Aspen Pharmacare Holdings Ltd.	98,860	637,770
AVI Ltd.	45,600	285,985
Barloworld Ltd.	68,800	606,888
Bid Corp. Ltd.	38,861	802,944
Bidvest Group Ltd. (The)	65,979	885,943
Brait SE*	14,142	23,433
Clicks Group Ltd.	37,800	482,965
DataTec Ltd.*	112,800	260,320
Discovery Ltd.	14,745	140,002
EOH Holdings Ltd.*	26,200	18,941
Exxaro Resources Ltd.	24,500	279,164
FirstRand Ltd.	127,860	559,625
Fortress REIT Ltd. (Class A Stock)	131,552	166,966
Fortress REIT Ltd. (Class B Stock)	90,474	67,592
Foschini Group Ltd. (The)	37,038	417,807
Gold Fields Ltd.	74,934	277,432
Grindrod Ltd.	207,800	110,211
Growthpoint Properties Ltd., REIT	430,848	729,990
Harmony Gold Mining Co. Ltd.*	69,708	130,993
Hyprop Investments Ltd., REIT	41,347	201,604
Impala Platinum Holdings Ltd.*	95,938	406,808
Investec Ltd.	15,300	89,438
Liberty Holdings Ltd.	12,500	87,446
Life Healthcare Group Holdings Ltd.	282,644	520,582
Massmart Holdings Ltd.	23,546	129,659
MMI Holdings Ltd.	59,241	68,198
Motus Holdings Ltd.	25,800	146,649
Mr. Price Group Ltd.	39,518	519,639
MTN Group Ltd.	90,494	556,936
MultiChoice Group Ltd.*	12,238	102,594
Murray & Roberts Holdings Ltd.	248,925	245,768
Nampak Ltd.*	75,700	58,647
Naspers Ltd. (Class N Stock)	12,238	2,831,170
Nedbank Group Ltd.	9,385	163,717
Netcare Ltd.	277,420	448,705
Northam Platinum Ltd.*	50,800	223,187
Pepkor Holdings Ltd., 144A	100,600	122,905
Pick’n Pay Stores Ltd.	54,634	251,294
Pioneer Foods Group Ltd.	22,700	126,320
PPC Ltd.*	194,666	63,412
Rand Merchant Investment Holdings Ltd.	41,103	95,598
Redefine Properties Ltd., REIT	916,618	616,617
Remgro Ltd.	19,839	255,368
Resilient REIT Ltd., REIT	69,118	260,741

	Shares	Value

COMMON STOCKS (Continued)
South Africa (cont’d.)
Reunert Ltd.	52,952	$260,634
RMB Holdings Ltd.	24,619	129,739
Sanlam Ltd.	57,800	295,625
Sappi Ltd.	48,920	226,199
Sasol Ltd.	38,953	1,214,089
Shoprite Holdings Ltd.	51,218	556,415
Sibanye Gold Ltd.*	75,180	80,468
SPAR Group Ltd. (The)	25,400	338,217
Standard Bank Group Ltd.	46,358	596,202
Steinhoff International Holdings NV*	103,885	13,622
Telkom SA SOC Ltd.	55,943	282,767
Tiger Brands Ltd.	27,991	513,763
Trencor Ltd.	42,028	77,801
Truworths International Ltd.	70,322	338,648
Vodacom Group Ltd.	49,383	381,961
Wilson Bayly Holmes-Ovcon Ltd.	18,343	136,763
Woolworths Holdings Ltd.	162,016	522,453

		22,707,284

South Korea — 5.5%
Amorepacific Corp.	2,129	354,721
AMOREPACIFIC Group	2,838	174,512
BGF retail Co. Ltd.	677	130,444
BNK Financial Group, Inc.	9,467	55,684
Celltrion Healthcare Co. Ltd.*	3,000	176,931
Celltrion, Inc.*	3,950	632,002
Chong Kun Dang Pharmaceutical Corp.	1,392	125,178
CJ CheilJedang Corp.	636	180,952
CJ Corp.	790	86,587
Coway Co. Ltd.	2,686	223,372
DB Insurance Co. Ltd.	2,410	145,739
E-MART, Inc.	1,337	202,674
Green Cross Corp.	683	87,160
Green Cross Holdings Corp.	4,475	95,026
GS Engineering & Construction Corp.	2,004	75,420
GS Holdings Corp.	7,570	351,890
Hana Financial Group, Inc.	8,671	278,005
Hankook Tire Co. Ltd.	2,943	97,038
Hanmi Pharm Co. Ltd.	308	124,039
Hanmi Science Co. Ltd.	2,191	149,591
Hanssem Co. Ltd.	673	54,403
Hanwha Aerospace Co. Ltd.*	3,179	96,532
Hanwha Chemical Corp.	8,589	158,690
Hanwha Corp.	3,690	98,799
Hotel Shilla Co. Ltd.	1,650	139,177
Hugel, Inc.*	334	111,291
Hyundai Department Store Co. Ltd.	1,670	148,534
Hyundai Engineering & Construction Co. Ltd.	3,134	147,598
Hyundai Glovis Co. Ltd.	960	108,699
Hyundai Heavy Industries Co. Ltd.*	1,935	203,220
Hyundai Heavy Industries Holdings Co. Ltd.	254	74,516
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	87,367
Hyundai Mobis Co. Ltd.	2,451	449,986
Hyundai Motor Co.	5,863	617,571
Hyundai Steel Co.	5,350	212,075
Industrial Bank of Korea	12,927	160,127
iNtRON Biotechnology, Inc.*	7,064	122,923
Kakao Corp.	2,399	218,846

A1045

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
South Korea (cont’d.)
Kangwon Land, Inc.	6,598	$185,842
KB Financial Group, Inc.	10,907	402,436
Kia Motors Corp.	9,732	302,336
Komipharm International Co. Ltd.*	6,778	137,303
Korea Aerospace Industries Ltd.	2,153	67,253
Korea Electric Power Corp.*	25,700	676,801
Korea Gas Corp.	3,050	121,392
Korea Investment Holdings Co. Ltd.	1,595	87,234
Korea Real Estate Investment & Trust Co. Ltd.	25,746	59,043
Korea Zinc Co. Ltd.	696	284,670
Korean Air Lines Co. Ltd.	4,147	116,577
KT Corp.	13,418	323,639
KT&G Corp.	7,193	654,759
LG Chem Ltd.	1,828	590,741
LG Corp.	4,526	308,875
LG Display Co. Ltd.*	3,794	65,300
LG Electronics, Inc.	3,943	261,462
LG Household & Health Care Ltd.	575	717,814
LG Uplus Corp.	21,400	291,516
Lotte Chemical Corp.	832	213,159
Lotte Corp.	3,083	134,318
LOTTE Fine Chemical Co. Ltd.	1,838	71,582
Lotte Shopping Co. Ltd.	939	147,432
LS Corp.	2,520	116,254
Medy-Tox, Inc.	165	85,062
NAVER Corp.	5,400	590,758
NCSoft Corp.	385	168,218
Netmarble Corp., 144A*	1,705	187,825
NH Investment & Securities Co. Ltd.	4,153	49,207
OCI Co. Ltd.	1,200	98,377
Orion Corp.	2,395	211,291
Ottogi Corp.	221	150,140
POSCO	3,126	696,229
Posco International Corp.	6,180	96,768
Samsung Biologics Co. Ltd., 144A*	724	204,592
Samsung C&T Corp.	3,363	317,325
Samsung Card Co. Ltd.	2,600	78,560
Samsung Electro-Mechanics Co. Ltd.	650	60,005
Samsung Electronics Co. Ltd.	47,900	1,886,747
Samsung Engineering Co. Ltd.*	4,531	64,335
Samsung Fire & Marine Insurance Co. Ltd.	1,135	300,805
Samsung Heavy Industries Co. Ltd.*	21,320	155,379
Samsung Life Insurance Co. Ltd.	2,315	171,398
Samsung SDI Co. Ltd.	700	132,498
Samsung SDS Co. Ltd.	530	109,756
Samsung Securities Co. Ltd.	3,344	98,242
Shinhan Financial Group Co. Ltd.	13,023	481,611
Shinsegae, Inc.	401	119,595
SillaJen, Inc.*	3,274	186,398
SK Chemicals Co. Ltd.	2,176	132,946
SK Holdings Co. Ltd.	1,248	297,563
SK Hynix, Inc.	4,978	326,054
SK Innovation Co. Ltd.	6,540	1,033,965
SK Telecom Co. Ltd.	4,140	915,678
S-Oil Corp.	4,161	328,203
ViroMed Co. Ltd.*	750	185,803
Woori Financial Group, Inc.	18,717	226,415

	Shares	Value

COMMON STOCKS (Continued)
South Korea (cont’d.)
Yuhan Corp.	767	$162,235

		23,605,040

Spain — 0.1%
AmRest Holdings SE*	24,280	262,857

Sri Lanka — 0.7%
Access Engineering PLC	433,567	32,230
Aitken Spence PLC	130,112	30,430
Ceylon Tobacco Co. PLC	39,116	298,484
Chevron Lubricants Lanka PLC	161,664	57,735
Commercial Bank of Ceylon PLC	583,462	328,644
DFCC Bank PLC	136,728	54,590
Dialog Axiata PLC	1,841,634	95,585
Hatton National Bank PLC	310,811	310,196
Hemas Holdings PLC	328,297	140,307
John Keells Holdings PLC	862,634	767,609
Lanka IOC PLC	359,478	35,693
Lanka Orix Leasing Co. PLC*	43,605	22,067
Lion Brewery Ceylon PLC	25,000	78,986
Melstacorp PLC*	769,436	157,971
National Development Bank PLC	152,804	82,014
Nestle Lanka PLC	11,767	108,789
People’s Leasing & Finance PLC	641,689	49,100
Sampath Bank PLC	162,893	167,714
Teejay Lanka PLC	468,591	81,218

		2,899,362

Switzerland — 0.1%
Mediclinic International PLC	58,567	231,241

Taiwan — 5.6%
Advantech Co. Ltd.	8,599	71,571
Airtac International Group	29,251	380,277
ASE Technology Holding Co. Ltd.	58,815	129,111
Asia Cement Corp.	153,829	200,424
Asia Pacific Telecom Co. Ltd.*	394,000	93,670
Asustek Computer, Inc.	15,037	108,794
AU Optronics Corp.	153,441	56,511
Bizlink Holding, Inc.	34,268	236,405
Catcher Technology Co. Ltd.	9,780	75,435
Cathay Financial Holding Co. Ltd.	205,543	300,147
Center Laboratories, Inc.*	39,000	105,895
Chailease Holding Co. Ltd.	28,000	114,740
Chang Hwa Commercial Bank Ltd.	228,347	136,596
Cheng Shin Rubber Industry Co. Ltd.	191,424	261,005
Chicony Electronics Co. Ltd.	47,571	110,780
China Airlines Ltd.	396,590	127,059
China Development Financial Holding Corp.	455,005	152,173
China Life Insurance Co. Ltd.	74,126	62,965
China Steel Corp.	451,084	369,990
Chong Hong Construction Co. Ltd.	71,000	207,754
Chunghwa Telecom Co. Ltd.	420,268	1,491,412
Compal Electronics, Inc.	173,822	108,179
CTBC Financial Holding Co. Ltd.	473,587	314,568
CTCI Corp.	61,000	95,082
Delta Electronics, Inc.	33,800	174,969
E.Sun Financial Holding Co. Ltd.	264,944	204,437
Eclat Textile Co. Ltd.	23,500	317,250
Eva Airways Corp.	386,169	189,335
Far Eastern Department Stores Ltd.	349,405	186,086

A1046

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Taiwan (cont’d.)
Far Eastern New Century Corp.	304,537	$301,353
Far EasTone Telecommunications Co. Ltd.	204,000	491,729
Farglory Land Development Co. Ltd.	54,000	65,783
Feng TAY Enterprise Co. Ltd.	32,120	228,000
First Financial Holding Co. Ltd.	245,431	168,036
Formosa Chemicals & Fibre Corp.	135,064	490,829
Formosa Petrochemical Corp.	207,670	778,669
Formosa Plastics Corp.	157,142	558,741
Fubon Financial Holding Co. Ltd.	178,002	266,009
Giant Manufacturing Co. Ltd.	36,661	261,959
Ginko International Co. Ltd.	16,000	121,386
Great Wall Enterprise Co. Ltd.	112,767	129,613
Highwealth Construction Corp.	189,000	311,953
Hiwin Technologies Corp.	42,864	363,740
Hon Hai Precision Industry Co. Ltd.	119,176	285,519
Hota Industrial Manufacturing Co. Ltd.	28,723	106,115
Hotai Motor Co. Ltd.	39,000	478,563
Hua Nan Financial Holdings Co. Ltd.	139,084	87,523
Huaku Development Co. Ltd.	53,000	127,428
Hung Sheng Construction Ltd.	90,000	86,908
Innolux Corp.	262,200	85,211
Inventec Corp.	156,000	118,856
Kenda Rubber Industrial Co. Ltd.	126,162	120,882
Kerry TJ Logistics Co. Ltd.	140,000	167,579
King Slide Works Co. Ltd.	13,000	145,671
Largan Precision Co. Ltd.	1,000	150,103
Lite-On Technology Corp.	36,941	53,792
Lotus Pharmaceutical Co. Ltd.*	30,000	121,935
MediaTek, Inc.	18,460	169,671
Mega Financial Holding Co. Ltd.	263,684	240,037
Microbio Co. Ltd.*	86,319	42,932
Nan Kang Rubber Tire Co. Ltd.	158,776	160,958
Nan Ya Plastics Corp.	214,893	550,180
Novatek Microelectronics Corp.	14,246	91,651
OBI Pharma, Inc.*	19,000	104,708
Pegatron Corp.	32,133	55,651
PharmaEngine, Inc.	33,116	116,430
PharmaEssentia Corp.*	35,000	182,697
Pharmally International Holding Co. Ltd.	14,000	107,349
Pou Chen Corp.	271,547	331,220
President Chain Store Corp.	62,648	617,780
Quanta Computer, Inc.	58,319	109,569
Ruentex Development Co. Ltd.	136,798	207,243
Ruentex Industries Ltd.	58,477	153,792
ScinoPharm Taiwan Ltd.	87,000	74,779
Shin Kong Financial Holding Co. Ltd.	344,949	101,719
SinoPac Financial Holdings Co. Ltd.	361,230	133,666
Solar Applied Materials Technology Co.*	100,297	60,812
St. Shine Optical Co. Ltd.	10,000	195,619
Standard Foods Corp.	93,304	156,996
Synnex Technology International Corp.	83,883	100,801
TaiDoc Technology Corp.	12,000	65,643
TaiMed Biologics, Inc.*	27,000	147,977
Tainan Spinning Co. Ltd.	279,052	109,673
Taishin Financial Holding Co. Ltd.	237,751	108,515
Taiwan Cement Corp.	217,018	291,243
Taiwan Cooperative Financial Holding Co. Ltd.	296,994	187,895
Taiwan Fertilizer Co. Ltd.	79,000	118,436

	Shares	Value

COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Glass Industry Corp.	334,319	$149,467
Taiwan High Speed Rail Corp.	225,000	263,036
Taiwan Mobile Co. Ltd.	182,200	658,853
Taiwan Semiconductor Manufacturing Co. Ltd.	201,814	1,614,221
Tatung Co. Ltd.*	135,000	106,560
TCI Co. Ltd.	13,000	178,817
Teco Electric & Machinery Co. Ltd.	270,000	184,083
Transcend Information, Inc.	37,719	85,758
Tripod Technology Corp.	24,278	78,662
TSRC Corp.	118,629	105,971
TTY Biopharm Co. Ltd.	36,713	99,618
Tung Ho Steel Enterprise Corp.	127,381	87,907
Tung Thih Electronic Co. Ltd.	15,000	30,415
Uni-President Enterprises Corp.	635,728	1,544,781
United Microelectronics Corp.	316,280	119,616
Walsin Lihwa Corp.	201,000	115,635
Wistron Corp.	113,031	87,120
Yang Ming Marine Transport Corp.*	263,691	74,119
Yuanta Financial Holding Co. Ltd.	350,090	199,464
Yulon Motor Co. Ltd.	118,053	74,634

		24,010,884

Thailand — 2.9%
Advanced Info Service PCL	106,000	614,942
Airports of Thailand PCL	336,100	722,745
Bangkok Bank PCL	26,800	175,061
Bangkok Chain Hospital PCL	260,800	139,928
Bangkok Dusit Medical Services PCL (Class F Stock)	809,900	633,886
Bangkok Expressway & Metro PCL	554,415	176,578
Bangkok Land PCL	2,761,400	136,676
Banpu PCL	132,500	67,826
BEC World PCL*	175,600	37,494
BTS Group Holdings PCL	570,200	197,766
Bumrungrad Hospital PCL	60,300	341,416
Central Pattana PCL	141,900	327,625
Central Plaza Hotel PCL	109,000	150,716
Charoen Pokphand Foods PCL	220,800	177,607
CP ALL PCL	184,700	436,216
CPN Retail Growth Leasehold REIT	205,100	190,655
Delta Electronics Thailand PCL	151,100	338,127
Electricity Generating PCL	31,600	290,772
Glow Energy PCL	112,000	321,095
Hana Microelectronics PCL	270,100	263,929
Home Product Center PCL	546,582	263,643
Indorama Ventures PCL	191,288	300,681
Intouch Holdings PCL (Class F Stock)	61,400	111,283
IRPC PCL	445,200	80,752
Italian-Thai Development PCL*	491,663	34,156
Kasikornbank PCL	60,900	360,400
KCE Electronics PCL	267,800	205,208
Krung Thai Bank PCL	165,200	100,051
Land & Houses PCL	164,100	55,376
Minor International PCL	261,600	321,890
MK Restaurants Group PCL	59,100	135,039
Polyplex Thailand PCL	133,400	65,666
Precious Shipping PCL*	149,950	38,406
Pruksa Holding PCL	203,800	115,512

A1047

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Thailand (cont’d.)
PTT Exploration & Production PCL	88,829	$350,783
PTT Global Chemical PCL	150,858	320,227
PTT PCL	379,200	573,377
Ratchaburi Electricity Generating Holding PCL	114,800	211,431
Robinson PCL	87,700	162,397
Siam Cement PCL (The)	32,400	492,465
Siam Commercial Bank PCL (The)	65,900	274,429
Siam Global House PCL	256,583	140,146
Supalai PCL	243,200	145,011
Super Energy Corp. PCL*	4,845,000	95,148
Thai Beverage PCL	571,600	356,581
Thai Oil PCL	50,700	111,179
Thai Union Group PCL (Class F Stock)	235,280	143,222
Thanachart Capital PCL	56,900	97,881
TMB Bank PCL	2,379,000	153,228
Total Access Communication PCL, NVDR	125,600	210,678
True Corp. PCL	1,379,617	207,377
TTW PCL	594,400	228,334
Vibhavadi Medical Center PCL	1,518,900	92,542
WHA Corp. PCL	1,647,700	219,608

		12,515,167

Togo — 0.0%
Ecobank Transnational, Inc.*	1,757,729	64,310

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	45,914
ADWYA SA	18,729	28,657
Banque de l’Habitat	13,851	56,774
Banque de Tunisie	55,282	137,003
Banque Internationale Arabe de Tunisie	3,704	142,715
Banque Nationale Agricole*	17,954	72,643
Carthage Cement*	78,843	28,206
City Cars	14,672	53,489
Ennakl Automobiles	17,341	68,613
Euro Cycles SA	4,187	22,164
One Tech Holding	14,019	70,328
Poulina Group	33,363	132,376
Societe D’Articles Hygieniques SA*	29,358	99,432
Societe Frigorifique et Brasserie de Tunis SA	17,852	135,994
Societe Tunisienne de Verreries	17,078	52,597

		1,146,905

Turkey — 2.8%
AG Anadolu Grubu Holding A/S	18,059	38,465
Akbank T.A.S.*	420,362	479,000
Aksa Akrilik Kimya Sanayii A/S	57,400	94,838
Aksa Enerji Uretim A/S*	126,079	55,595
Anadolu Efes Biracilik Ve Malt Sanayii A/S	64,500	202,509
Arcelik A/S*	144,195	438,180
Aselsan Elektronik Sanayi Ve Ticaret A/S	50,400	193,186
Aygaz A/S	64,150	111,132
BIM Birlesik Magazalar A/S	63,600	868,942
Coca-Cola Icecek A/S	15,939	87,005
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	2,139,400	588,272
Enerjisa Enerji A/S, 144A	341,800	317,102
Enka Insaat ve Sanayi A/S	230,700	190,217

	Shares	Value

COMMON STOCKS (Continued)
Turkey (cont’d.)
Eregli Demir ve Celik Fabrikalari TAS	492,400	$808,612
Ford Otomotiv Sanayi A/S	47,500	416,609
Haci Omer Sabanci Holding A/S	211,400	297,725
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	88,400	71,440
Is Gayrimenkul Yatirim Ortakligi A/S, REIT*	610,198	103,092
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	275,218	118,739
KOC Holding A/S	162,789	472,296
Kordsa Teknik Tekstil A/S	60,000	112,236
Koza Altin Isletmeleri A/S*	19,000	143,465
Koza Anadolu Metal Madencilik Isletmeleri A/S*	96,000	96,576
Logo Yazilim Sanayi Ve Ticaret A/S*	13,200	93,021
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	17,572	121,885
Migros Ticaret A/S*	28,000	68,387
MLP Saglik Hizmetleri A/S, 144A*	106,500	241,887
Petkim Petrokimya Holding A/S	218,965	178,548
Selcuk Ecza Deposu Ticaret ve Sanayi A.S	106,267	73,240
Soda Sanayii A/S	130,100	175,351
Sok Marketler Ticaret A/S*	85,700	139,249
TAV Havalimanlari Holding A/S	26,962	113,127
Tekfen Holding A/S	32,821	133,211
Tofas Turk Otomobil Fabrikasi A/S	69,981	215,428
Tupras Turkiye Petrol Rafinerileri A/S	53,830	1,206,121
Turk Hava Yollari AO*	106,701	248,710
Turk Telekomunikasyon A/S*	189,654	148,819
Turkcell Iletisim Hizmetleri A/S	621,700	1,351,424
Turkiye Garanti Bankasi A/S	237,278	356,634
Turkiye Halk Bankasi A/S	60,400	69,565
Turkiye Is Bankasi A/S (Class C Stock)	157,072	155,714
Turkiye Sise ve Cam Fabrikalari A/S	103,653	108,647
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	142,021
Ulker Biskuvi Sanayi A/S	40,000	122,378
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	146,439
Yapi ve Kredi Bankasi A/S*	288,196	110,562
Zorlu Enerji Elektrik Uretim A/S*	409,074	91,164

		12,116,765

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	193,517	499,474
Agthia Group PJSC	49,606	51,109
Air Arabia PJSC	801,817	204,831
Aldar Properties PJSC	639,754	315,405
Arabtec Holding PJSC	216,379	125,557
DAMAC Properties Dubai Co. PJSC	403,605	148,368
Dana Gas PJSC	773,762	195,973
DP World PLC	50,991	814,064
Dubai Financial Market PJSC	451,700	90,747
Dubai Investments PJSC	457,400	170,675
Dubai Islamic Bank PJSC	138,450	184,765
Emaar Malls PJSC	334,999	158,545
Emaar Properties PJSC	568,945	726,511
Emirates Telecommunications Group Co. PJSC	291,957	1,327,166
First Abu Dhabi Bank PJSC	267,609	1,113,570

A1048

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Taqa Morocco	929	$85,703

		6,212,463

United Kingdom — 0.1%
Mondi Ltd.	14,642	323,604

United States — 0.1%
JBS SA	67,467	278,115
Luxoft Holding, Inc.*	4,200	246,582

		524,697

Uruguay — 0.0%
Arcos Dorados Holdings, Inc. (Class A Stock)	22,400	160,608

TOTAL COMMON STOCKS (cost $403,691,762)		392,798,043

	Units
PARTICIPATORY NOTES† — 3.5%
Egypt — 0.7%
Commercial International Bank Egypt SAE, expiring 11/09/20	169,250	665,440
Eastern Co SAE, expiring 11/09/20	259,311	272,274
Egypt Kuwait Holding Co. SAE, expiring 11/09/20	103,000	162,121
Egyptian Financial Group-Hermes Holding Co., expiring 11/09/20*	111,081	106,445
ElSewedy Electric Co., expiring 11/09/20	327,754	294,031
EZZ Steel, expiring 11/09/20*	138,120	144,148
Global Telecom Holding SAE, expiring 07/29/19*	646,942	169,074
Juhayna Food Industries, expiring 11/09/20	185,000	143,872
Orascom Investment Holding, expiring 10/17/19*	1,745,300	66,657
Oriental Weavers, expiring 11/09/20	200,000	135,114
Palm Hills Developments SAE, expiring 11/09/20*	748,079	118,253
Pioneers Holding for Financial Investments SAE, expiring 11/09/20*	157,142	63,461
Sidi Kerir Petrochemicals Co., expiring 11/09/20	74,593	73,029
Six of October Development & Investment, expiring 07/29/19*	100,423	94,783
Talaat Moustafa Group, expiring 11/09/20	342,837	221,721
Telecom Egypt Co., expiring 11/09/20	241,812	202,841

		2,933,264

Saudi Arabia — 1.4%
Abdullah Al Othaim Markets Co., expiring 07/20/20	5,000	95,591
Al Hammadi Co for Development and Investment, expiring 08/10/20*	13,500	89,704
AL Rajhi Bank, expiring 01/19/21	11,228	319,145
Al Tayyar Travel Group Holding Co., expiring 02/24/21*	22,315	168,388
Alinma Bank, expiring 01/19/21	20,000	129,161
Almarai Co. JSC, expiring 07/20/20	20,053	294,618
Arriyadh Development Co., expiring 12/23/19	15,900	88,777
Banque Saudi Fransi, expiring 03/24/20	16,000	157,639

	Units	Value
PARTICIPATORY NOTES† (Continued)
Saudi Arabia (cont’d.)
Dar Al Arkan Real Estate Development Co., expiring 07/16/19	121,700	$349,165
Emaar Economic City, expiring 04/05/21*	69,038	180,034
Etihad Etisalat Co., expiring 11/09/20*	29,061	168,771
Fawaz Abdulaziz Al Hokair & Co., expiring 02/28/20*	17,033	113,361
Jarir Marketing Co., expiring 01/19/21	7,785	327,977
Mobile Telecommunications Co. Saudi Arabia, expiring 04/05/21*	23,975	70,576
Mouwasat Medical Services Co., expiring 02/24/21	5,174	110,368
National Agriculture Development Co/The, expiring 12/09/19*	8,555	63,871
National Commercial Bank, expiring 11/09/20	8,500	124,428
National Industrialization Co., expiring 08/26/19*	26,014	125,272
Rabigh Refining & Petrochemical Co., expiring 07/20/20	31,223	166,674
Riyad Bank, expiring 11/09/20	14,301	91,823
Samba Financial Group, expiring 05/06/20	12,000	122,868
Saudi Airlines Catering Co., expiring 05/10/21	6,625	143,087
Saudi Arabian Amiantit Co., expiring 04/05/21*	21,300	37,655
Saudi Arabian Fertilizer Co., expiring 07/20/20	4,332	95,064
Saudi Arabian Mining Co., expiring 04/05/21*	6,400	93,517
Saudi Basic Industries Corp., expiring 01/19/21	10,081	332,776
Saudi Cement Co., expiring 07/16/19	4,700	73,940
Saudi Chemical Co., expiring 04/05/21	12,200	106,862
Saudi Electricity Co., expiring 01/19/21	92,613	407,459
Saudi Ground Services Co., expiring 06/27/19	12,502	98,007
Saudi International Petrochemical Co., expiring 01/19/21	9,350	50,710
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 01/27/21	8,669	63,798
Saudi Public Transport Co., expiring 01/31/20	20,000	77,113
Saudi Telecom Co., expiring 04/05/21	20,579	588,230
Saudia Dairy & Foodstuff Co, expiring 05/10/21	2,600	72,100
Savola Group (The), expiring 01/24/20	26,150	218,942
United Electronics Co., expiring 02/05/21	4,200	67,418
United International Transportation Co., expiring 07/08/20	8,773	75,675

		5,960,564

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC, expiring 06/12/19	140,035	406,205
Bao Viet Holdings, expiring 06/23/20	54,931	224,923
Danang Rubber JSC, expiring 06/05/19	50,160	48,320
FLC Faros Construction JSC, expiring 02/24/20*	109,560	151,111
HAGL JSC, expiring 08/29/19*	354,616	84,982

A1049

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Vietnam (cont’d.)
Ho Chi Minh City Infrastructure Investment JSC, expiring 11/27/19*	75,000	$80,007
Hoa Phat Group JSC, expiring 02/26/20*	550,251	763,677
Masan Group Corp., expiring 12/05/19*	186,305	676,933
PetroVietnam Drilling & Well Services JSC, expiring 08/26/21*	126,049	97,249
Petrovietnam Fertilizer & Chemicals JSC, expiring 11/27/19	130,000	109,823
PetroVietnam Gas JSC, expiring 06/05/19	50,000	211,629
PetroVietnam Technical Services Corp., expiring 06/26/19	257,870	228,961
Saigon Thuong Tin Commercial JSB, expiring 06/05/19*	175,796	92,440
SSI Securities Corp., expiring 03/15/21	202,560	237,474
Vietjet Aviation JSC, expiring 02/24/20	60,696	304,775
Vietnam Dairy Products JSC, expiring 02/14/20	69,492	403,755
Vincom Retail JSC, expiring 02/24/20*	295,727	441,022
Vingroup JSC, expiring 08/02/19*	176,022	879,313
Vinhomes JSC, expiring 01/30/20*	127,500	502,834

		5,945,433

TOTAL PARTICIPATORY NOTES (cost $13,181,667)		14,839,261

	Shares
PREFERRED STOCKS — 2.1%
Brazil — 1.6%
Alpargatas SA (PRFC)	49,500	191,661
Banco Bradesco SA (PRFC)	67,721	740,281
Centrais Eletricas Brasileiras SA (PRFC B)*	44,100	424,516
Cia Brasileira de Distribuicao (PRFC)	10,495	243,762
Cia Energetica de Sao Paulo (PRFC B)	22,900	140,955
Gerdau SA (PRFC)	37,400	144,333
Itau Unibanco Holding SA (PRFC), ADR	79,210	697,840
Itausa - Investimentos Itau SA (PRFC)	91,519	279,325
Klabin SA (PRFC)	45,300	35,519
Lojas Americanas SA (PRFC)	64,149	272,793
Marcopolo SA (PRFC)	174,800	175,008
Oi SA (PRFC)*	312,300	121,240
Petroleo Brasileiro SA (PRFC), ADR	140,000	2,002,000
Telefonica Brasil SA (PRFC)	100,841	1,223,377
Usinas Siderurgicas de Minas Gerais SA (PRFC A)	57,200	147,114

		6,839,724

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	52,015
Banco Davivienda SA (PRFC)	10,919	128,095
Cementos Argos SA (PRFC)	36,909	75,832
Grupo Argos SA (PRFC)	30,084	139,661
Grupo Aval Acciones y Valores SA (PRFC)	523,436	202,772
Grupo de Inversiones Suramericana SA (PRFC)	12,779	137,890

		736,265

Croatia — 0.1%
Adris Grupa dd (PRFC)	6,445	429,753

	Shares	Value
PREFERRED STOCKS (Continued)
Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	$—
GT Capital Holdings, Inc. (PRFC)	7,610	135,310

		135,310

Russia — 0.2%
Surgutneftegas PJSC (PRFC)	656,900	409,425
Transneft PJSC (PRFC)	136	364,832

		774,257

South Korea — 0.0%
CJ Corp. (PRFC)*^	119	3,828
LG Chem Ltd. (PRFC)	430	78,868

		82,696

TOTAL PREFERRED STOCKS (cost $7,890,206)		8,998,005

	Units
RIGHTS* — 0.0%
India — 0.0%
Vodafone Idea Ltd., expiring 04/24/19	1,017,062	85,118

Sri Lanka — 0.0%
DFCC Bank PLC, expiring 04/22/19	54,691	—

Taiwan — 0.0%
CTBC Financial Holding Co. Ltd., expiring 04/01/19	2,242	298
Solar Applied Materials Technology Co., expiring 04/22/19	7,551	119

		417

Tunisia — 0.0%
Societe D’Articles Hygieniques SA, expiring 08/01/48	27,813	7,234

TOTAL RIGHTS (cost $193,832)		92,769

WARRANTS* — 0.0%
Thailand
Dynasty Ceramic PCL, expiring 05/07/21 (cost $0)	476,680	12,467

	Shares
EXCHANGE TRADED FUND — 2.0%
iShares Core MSCI Emerging Markets ETF (cost $7,945,476)	164,400	8,501,124

TOTAL LONG-TERM INVESTMENTS (cost $432,902,943)		425,241,669

A1050

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,554,756	$2,554,756
PGIM Institutional Money Market Fund (cost $9,062,702; includes $9,042,386 of cash collateral for securities on loan)(b)(w)	9,060,043	9,061,855

TOTAL SHORT-TERM INVESTMENTS (cost $11,617,458)		11,616,611

TOTAL INVESTMENTS — 101.9% (cost $444,520,401)		436,858,280
Liabilities in excess of other assets — (1.9)%		(8,183,499)

NET ASSETS — 100.0%		$428,674,781

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $513,559 and 0.1% of net assets.

†	Participatory notes represented 3.5% of net assets, of which the Portfolio attributed 2.1% to Hong Kong & Shanghai Bank and 1.4% to JPMorgan Chase as counterparties to the securities.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,843,500; cash collateral of $9,042,386 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Banks	15.0%
Oil, Gas & Consumable Fuels	8.3
Metals & Mining	5.2
Real Estate Management & Development	4.5
Wireless Telecommunication Services	4.1
Food Products	3.9
Diversified Telecommunication Services	3.4
Food & Staples Retailing	2.9
Industrial Conglomerates	2.8
Chemicals	2.8
Electric Utilities	2.7
Affiliated Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	2.7
Pharmaceuticals	2.4
Construction Materials	2.2

Beverages	2.1%
Unaffiliated Exchange Traded Funds	2.0
Transportation Infrastructure	1.6
Independent Power & Renewable Electricity Producers	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Health Care Providers & Services	1.5
Internet & Direct Marketing Retail	1.4
Automobiles	1.3
Hotels, Restaurants & Leisure	1.3
Insurance	1.2
Interactive Media & Services	1.2
IT Services	1.2
Construction & Engineering	1.1
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.0
Multiline Retail	1.0
Airlines	1.0
Electronic Equipment, Instruments & Components	1.0
Textiles, Apparel & Luxury Goods	0.9
Gas Utilities	0.9
Machinery	0.8
Capital Markets	0.8
Diversified Financial Services	0.8
Semiconductors & Semiconductor Equipment	0.7
Personal Products	0.7
Tobacco	0.7
Household Durables	0.6
Biotechnology	0.6
Media	0.6
Electrical Equipment	0.5
Water Utilities	0.5
Auto Components	0.5
Paper & Forest Products	0.5
Road & Rail	0.4
Marine	0.4
Entertainment	0.4
Energy Equipment & Services	0.4
Trading Companies & Distributors	0.4
Household Products	0.3
Diversified Consumer Services	0.3
Health Care Equipment & Supplies	0.3
Software	0.3
Communications Equipment	0.2
Consumer Finance	0.2
Air Freight & Logistics	0.2
Aerospace & Defense	0.2
Thrifts & Mortgage Finance	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Commercial Services & Supplies	0.1
Building Products	0.0 *

101.9
Liabilities in excess of other assets	(1.9)

100.0%

* Less than +/- 0.05%

A1051

AST PIMCO DYNAMIC BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.1%

ASSET-BACKED SECURITIES — 22.4%
Collateralized Debt Obligation — 1.1%
Arbor Realty Commercial Real Estate Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A
3.634%(c)	06/15/28	3,200	$3,193,813

Collateralized Loan Obligations — 8.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
4.156%(c)	05/01/26	4,757	4,779,831
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	07/15/26	1,124	1,125,988
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A
3.580%(c)	01/18/28	3,450	3,429,223
OCP CLO Ltd. (Cayman Islands),
Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A
3.585%(c)	10/26/27	1,550	1,539,105
Series 2015-8A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.623%(c)	04/17/27	1,550	1,543,167
Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.587%(c)	07/15/27	1,550	1,541,223
OFSI Fund Ltd. (Cayman Islands),
Series 2014-7A, Class AR, 3 Month LIBOR + 0.900%, 144A
3.680%(c)	10/18/26	2,669	2,665,483
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A
3.527%(c)	10/15/25	1,013	1,011,524
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A
3.967%(c)	07/15/26	5,939	5,945,169
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.677%(c)	04/15/29	1,550	1,537,725
WhiteHorse Ltd. (Cayman Islands),
Series 2014-9A, Class AR, 3 Month LIBOR + 1.160%, 144A
3.933%(c)	07/17/26	1,433	1,434,174

			26,552,612

Home Equity Loans — 1.3%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A2B, 1 Month LIBOR + 0.170%
2.656%(c)	06/25/37	303	296,369
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE2, Class 2A4, 1 Month LIBOR + 0.230%
2.716%(c)	02/25/37	1,440	1,281,600
Soundview Home Loan Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2007-OPT1, Class 1A1, 1 Month LIBOR + 0.200%
2.686%(c)	06/25/37	1,357	$997,735
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE3, Class 1A, 1 Month LIBOR + 0.250%
2.711%(c)	05/25/37	1,476	1,392,073

			3,967,777

Other — 0.1%
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	06/25/35	401	400,794

Residential Mortgage-Backed Securities — 3.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R9, Class M1, 1 Month LIBOR + 0.470%
2.956%(c)	11/25/35	1,000	967,833
Asset-Backed Pass-Through Certificates,
Series 2004-R2, Class M2, 1 Month LIBOR + 0.720%
3.206%(c)	04/25/34	278	273,034
Bayview Opportunity Master Fund IVa Trust,
Series 2019-RN2, Class A1, 144A
3.967%	03/28/34	700	700,000
Bayview Opportunity Master Fund IVb Trust,
Series 2019-RN1, Class A1, 144A
4.090%	02/28/34	793	800,293
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF3
3.660%(cc)	12/25/35	629	622,630
Fremont Home Loan Trust,
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140%
2.626%(c)	01/25/37	1,210	757,742
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M4, 1 Month LIBOR + 0.520%
3.006%(c)	01/25/36	800	720,915
Lehman XS Trust,
Series 2007-3, Class 1BA2, 6 Month LIBOR + 0.500%
3.185%(c)	03/25/37	1,115	1,060,368
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%
3.106%(c)	08/25/33	756	757,822
Saxon Asset Securities Trust,
Series 2007-3, Class 1A, 1 Month LIBOR + 0.310%
2.796%(c)	09/25/47	785	755,498
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D, 1 Month LIBOR + 0.210%
2.696%(c)	10/25/36	1,000	792,553
Structured Asset Investment Loan Trust,
Series 2004-8, Class A4, 1 Month LIBOR + 1.000%
3.486%(c)	09/25/34	1,157	1,152,381

			9,361,069

Student Loans — 8.1%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 1 Month LIBOR + 1.100%, 144A
3.586%(c)	12/27/44	1,373	1,379,166
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
3.186%(c)	07/25/56	786	764,430

A1052

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.840%(c)	07/26/66	1,114	$1,124,558
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	02/27/68	2,565	2,539,684
EFS Volunteer LLC,
Series 2012-1, Class A2, 1 Month LIBOR + 1.350%, 144A
3.836%(c)	03/25/36	1,550	1,577,710
Series 2012-1, Class A3, 1 Month LIBOR + 1.000%, 144A
3.486%(c)	04/25/33	936	939,721
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
3.530%(c)	07/20/43	850	852,659
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.536%(c)	12/27/66	1,877	1,884,538
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
3.286%(c)	07/26/66	2,345	2,347,692
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
3.101%(c)	08/23/36	1,500	1,468,437
Northstar Education Finance, Inc.,
Series 2007-1, Class A1, Revenue Bonds
2.871%(cc)	04/28/30	172	171,621
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.636%(c)	09/25/65	1,140	1,158,043
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.515%(c)	10/28/41	590	590,423
SLM Student Loan Trust,
Series 2003-7A, Class A5A, 3 Month LIBOR + 1.200%, 144A
3.811%(c)	12/15/33	978	978,216
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
3.401%(c)	01/25/40	750	743,037
Series 2005-5, Class A4, 3 Month LIBOR + 0.140%
2.911%(c)	10/25/28	1,840	1,830,138
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%
2.871%(c)	04/25/27	563	562,333
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.521%(c)	04/25/23	409	405,092
Series 2008-3, Class A3, 3 Month LIBOR + 1.000%
3.771%(c)	10/25/21	527	527,933
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
4.421%(c)	07/25/22	1,123	1,135,529
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.471%(c)	07/25/23	585	592,660
Series 2008-6, Class A4, 3 Month LIBOR + 1.100%
3.871%(c)	07/25/23	710	709,637
Series 2008-8, Class A4, 3 Month LIBOR + 1.500%
4.271%(c)	04/25/23	288	291,390
Wachovia Student Loan Trust,
Series 2005-1, Class A5, 3 Month LIBOR + 0.130%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
2.901%(c)	01/26/26		56	$55,866

				24,630,513

TOTAL ASSET-BACKED SECURITIES (cost $67,630,040)				68,106,578

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A
3.334%(c)	01/15/33		811	804,575
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.786%(cc)	04/10/28		450	453,921
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37		400	366,787
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
3.314%(c)	06/15/35	1,150		1,140,691
TPG Real Estate Finance Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 0.750%, 144A
3.234%(c)	02/15/35		398	397,655

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,192,970)				3,163,629

CORPORATE BONDS — 24.5%
Aerospace & Defense — 0.6%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28		900	905,200
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		900	923,816

				1,829,016

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.370%
0.060%(c)	12/01/21	EUR	500	534,929
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430%
0.122%(c)	05/14/21	EUR	300	325,017
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
3.532%(c)	09/24/20	1,100		1,095,257
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.241%(c)	03/26/22	EUR	600	659,518
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.680%
0.372%(c)	05/10/21	EUR	700	784,412
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	900	1,014,355

				4,413,488

A1053

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment — 0.6%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22		900	$908,121
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		800	798,062

				1,706,183

Banks — 8.5%
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(c)	— (rr)	EUR	400	471,695
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		1,600	1,654,027
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
4.063%(c)	05/16/24		500	485,291
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%	— (rr)		600	599,610
4.400%	08/14/28		900	925,985
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		400	405,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28		800	812,387
4.075%(ff)	04/23/29		700	718,199
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
3.731%(c)	04/25/22		400	403,000
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%	— (rr)	EUR	600	732,509
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%, 144A
3.470%(c)	09/26/23		800	795,901
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,500	1,505,750
5.000%	02/14/22		900	919,952
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27		500	501,951
4.223%(ff)	05/01/29		800	817,600
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%	— (rr)	GBP	800	1,048,477
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.600%(c)	10/02/23		900	897,058
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29		800	821,697
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
3.671%(c)	04/25/23		500	502,377
Lloyds Bank Corporate Markets PLC (United Kingdom),
Certificate of Deposit, 3 Month LIBOR + 0.500%
3.297%(c)	10/26/20		900	900,003
Lloyds Bank PLC (United Kingdom),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.700%	08/17/20		600	$598,490
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%	— (rr)	GBP	1,100	1,432,702
4.050%	08/16/23		800	815,747
4.550%	08/16/28		800	828,437
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		700	713,946
3.772%(ff)	01/24/29		500	501,819
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.625%	03/02/22	EUR	200	222,626
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes(a)
7.500%(ff)	— (rr)		700	713,125
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	— (rr)	GBP	400	536,025
4.796%(ff)	11/15/24		500	514,805
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%	— (rr)		600	553,500
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
4.125%	04/15/26		500	517,047
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
7.830%	12/04/23		1,200	1,331,412
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.584%(ff)	05/22/28		800	803,082

				26,001,232

Beverages — 0.2%
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
3.384%(c)	11/15/21		600	600,309

Biotechnology — 0.3%
Celgene Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/25		900	920,249

Building Materials — 0.3%
Jeld-Wen, Inc.,
Gtd. Notes, 144A(a)
4.875%	12/15/27		800	754,000

Chemicals — 0.3%
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		900	903,205

Computers — 0.4%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		900	959,345
Western Digital Corp.,
Gtd. Notes(a)

A1054

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Computers (cont’d.)
4.750%	02/15/26		370	$353,350

				1,312,695

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22		200	200,046
Aircastle Ltd.,
Sr. Unsec’d. Notes(a)
7.625%	04/15/20		300	313,361
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		300	323,437
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		100	103,000
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		68	68,085
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		800	749,000
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		800	817,984

				2,574,913

Electric — 0.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		250	256,250
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
3.251%(c)	03/11/22		600	600,836
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		200	204,277
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
3.352%(c)	02/25/22		800	801,539
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	06/20/26	EUR	800	958,767

				2,821,669

Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.511%(c)	10/22/20		900	898,908

Gas — 0.2%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		600	607,467

Healthcare-Products — 0.3%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
3.375%(c)	03/19/21		800	797,302

Healthcare-Services — 0.2%
Anthem, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Sr. Unsec’d. Notes
4.101%	03/01/28	500	$514,492
HCA, Inc.,
Sr. Sec’d. Notes
6.500%	02/15/20	150	154,360

			668,852

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	200	205,136

Iron/Steel — 0.2%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24	200	204,440
Vale Overseas Ltd. (Brazil),
Gtd. Notes(a)
6.250%	08/10/26	300	326,100
6.875%	11/10/39	100	114,750

			645,290

Media — 0.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	450	460,125
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	150	156,750
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	100	103,461
4.908%	07/23/25	500	527,589
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.440%
3.032%(c)	10/01/21	400	400,402
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	100	101,250

			1,749,577

Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23	300	293,250

Oil & Gas — 2.1%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20	1,200	1,222,882
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	900	892,654
Laredo Petroleum, Inc.,
Gtd. Notes(a)
5.625%	01/15/22	225	205,594
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22	600	633,300
8.750%	05/23/26	1,100	1,301,300

A1055

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%(d)	10/28/22		5,000	$865,000
Reliance Holdings USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22		250	262,230
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		550	535,269
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		600	594,000

				6,512,229

Packaging & Containers — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20		145	145,548

Pharmaceuticals — 1.1%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	207,000
7.000%	03/15/24		225	238,050
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28		1,125	1,166,929
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28		900	874,982
Teva Pharmaceutical Finance Netherlands II BV (Israel),
Gtd. Notes
1.250%	03/31/23	EUR	500	521,622
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		200	199,076

				3,207,659

Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27		700	710,500
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		900	930,770
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		375	373,744
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		1,000	1,038,672
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23		800	804,752

				3,858,438

Real Estate — 0.1%
China Evergrande Group (China),
Sr. Sec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
8.750%	06/28/25	400	$379,127

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
4.400%	02/15/26	1,100	1,148,006

Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A(a)
4.302%(ff)	03/08/29	1,600	1,623,126

Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	300	298,549
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	1,400	1,412,286
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	203,840

			1,914,675

Software — 0.2%
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	700	692,575

Telecommunications — 0.9%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	98,875
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	100	102,625
7.000%	08/15/20	450	464,625
Sprint Corp.,
Gtd. Notes(a)
7.125%	06/15/24	300	304,500
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	193,000
7.200%	07/18/36	150	152,310
7.721%	06/04/38	350	362,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	900	951,783

			2,629,968

Trucking & Leasing — 0.8%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23	500	501,535
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
3.453%(c)	11/05/21	900	895,362
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	977,143
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A

A1056

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
2.650%	07/15/21	200	$196,381

			2,570,421

TOTAL CORPORATE BONDS (cost $74,279,070)			74,384,513

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Alternative Loan Trust,
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
2.606%(c)	06/25/36	957	888,499
Series 2007-OA3, Class 1A1, 1 Month LIBOR + 0.140%
2.626%(c)	04/25/47	749	711,814
BCAP LLC Trust,
Series 2007-AA1, Class 2A1, 1 Month LIBOR + 0.180%
2.666%(c)	03/25/37	1,390	1,357,280
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1, 1 Month LIBOR + 0.480%
2.966%(c)	02/25/36	946	898,144
CSMC Mortgage-Backed Trust,
Series 2007-6, Class A1
6.421%(c)	10/25/37	599	532,047
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1, 1 Month LIBOR + 0.140%
2.626%(c)	07/25/47	1,083	1,017,348
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950%
3.465%(c)	12/25/40	201	26,003
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550%
4.065%(c)	12/25/41	702	117,253
Series 2012-5, Class SA, IO, 1 Month LIBOR x (1) + 5.950%
3.465%(c)	02/25/42	729	104,978
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670%
4.185%(c)	07/25/42	408	66,601
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650%
4.165%(c)	10/25/42	766	130,273
Series 2013-96, Class SY, IO, 1 Month LIBOR x (1) + 6.150%
3.665%(c)	07/25/42	595	87,987
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600%
4.115%(c)	11/25/39	528	34,355
Series 2014-6, Class SA, IO, 1 Month LIBOR x (1) + 6.600%
4.115%(c)	02/25/44	782	115,103
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150%
3.665%(c)	04/25/45	586	93,772
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200%
3.715%(c)	04/25/45	573	92,381
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100%
3.615%(c)	06/25/45	1,085	168,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
3.765%(c)	11/25/45	429	$65,325
Series 2016-1, Class SJ, IO, 1 Month LIBOR x (1) + 6.150%
3.665%(c)	02/25/46	1,191	203,689
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050%
3.566%(c)	11/15/38	222	11,763
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	05/15/41	684	87,258
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050%
3.566%(c)	03/15/44	1,404	223,969
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.616%(c)	01/15/45	1,248	192,610
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100%
3.616%(c)	05/15/45	531	81,664
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.116%(c)	05/15/45	1,139	146,513
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.516%(c)	05/15/46	2,435	412,957
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	709	56,771
Government National Mortgage Assoc.,
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.512%(c)	08/20/40	1,597	233,080
Series 2010-9, Class XD, IO, 1 Month LIBOR x (1) + 6.600%
4.118%(c)	01/16/40	1,417	230,770
Series 2010-9, Class YD, IO, 1 Month LIBOR x (1) + 6.800%
4.318%(c)	01/16/40	555	94,978
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100%
3.612%(c)	02/20/41	1,000	113,321
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700%
4.212%(c)	08/20/43	775	131,541
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150%
3.662%(c)	11/20/43	408	67,231
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100%
3.612%(c)	10/20/43	1,105	132,251
Series 2014-180, Class PI, IO
4.000%	08/20/44	426	70,610
Series 2014-188, Class IB, IO
4.000%	12/20/44	747	106,936
Series 2014-56, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
3.618%(c)	12/16/39	1,220	175,418
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710%
3.222%(c)	08/20/45	2,895	378,255
Series 2015-111, Class IM, IO

A1057

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.000%	08/20/45		1,488	$233,661
Series 2015-111, Class IW, IO
4.000%	06/20/45		495	65,236
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	08/20/45		420	62,714
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740%
3.252%(c)	08/20/45		788	101,468
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	09/20/45		804	114,504
Series 2015-126, Class IM, IO
4.000%	09/20/45		1,098	153,769
Series 2015-126, Class IQ, IO
4.000%	09/20/45		1,033	165,148
Series 2015-129, Class IC, IO, 1 Month LIBOR x (1) + 0.000%
4.500%	09/16/45		371	69,807
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700%
3.212%(c)	10/20/45		361	47,899
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	11/20/45		670	100,527
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250%
3.762%(c)	11/20/45		651	96,918
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	11/20/45		589	96,277
Series 2015-57, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.112%(c)	04/20/45		2,977	349,369
Series 2015-64, Class SG, IO, 1 Month LIBOR x (1) + 5.600%
3.112%(c)	05/20/45		1,557	208,639
Series 2015-95, Class GI, IO
4.500%	07/16/45		1,224	253,722
Series 2016-1, Class ST, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	01/20/46		416	61,051
Series 2016-27, Class IA, IO
4.000%	06/20/45		1,134	155,190
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200%
3.712%(c)	01/20/46		995	156,296
Series 2010-20, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
3.762%(c)	02/20/40	Aaa	994	161,985
Series 2010-37, Class SG, IO, 1 Month LIBOR x (1) + 5.700%
3.212%(c)	03/20/40		595	83,114
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.926%(c)	06/25/45		650	623,389

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.646%(c)	03/25/37		979	$902,355
Lehman XS Trust,
Series 2005-7N, Class 1A1A, 1 Month LIBOR + 0.540%
3.026%(c)	12/25/35		1,307	1,271,944
Residential Accredit Loans, Inc.,
Series 2007-QA5, Class 2A1
5.990%(cc)	09/25/37		1,073	900,776
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 0.550%, 144A
3.039%(c)	07/15/19		600	600,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320%
2.806%(c)	10/25/35		722	684,048
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
3.397%(c)	08/25/46		940	877,883

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,902,691)				18,256,437

SOVEREIGN BONDS — 1.8%
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,300	412,219
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	506,266
6.350%	08/12/28	PEN	6,000	1,959,700
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28		600	641,153
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		1,100	1,089,385
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	402,721
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes(a)
7.250%	12/23/23		600	604,044

TOTAL SOVEREIGN BONDS (cost $5,494,829)				5,615,488

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Federal National Mortgage Assoc.
3.500%	TBA		17,900	18,142,618
3.500%	TBA		11,900	12,050,137
4.000%	TBA		5,400	5,554,451

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,427,408)				35,747,206

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21(k)		6,000	6,320,300

A1058

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	01/15/26		40	$42,840
0.750%	07/15/28		8,100	8,299,329
2.500%	01/15/29		5,940	8,249,056
U.S. Treasury Notes
1.625%	03/15/20(h)(k)		1,000	992,617
2.375%	04/30/20		44,920	44,904,208

TOTAL U.S. TREASURY OBLIGATIONS (cost $67,915,210)				68,808,350

TOTAL LONG-TERM INVESTMENTS (cost $273,842,218)				274,082,201

			Shares

SHORT-TERM INVESTMENTS — 21.9%

REPURCHASE AGREEMENT(m) — 9.4%
Merrill, Lynch, Pierce, Fenner & Smith, 3.250%, dated 03/29/19, due 04/01/19 in the amount of $28,707,773 (cost $28,700,000)			28,700	28,700,000

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 5.2%
Anheuser-Busch Co., LLC
2.726%	04/24/19		2,500	2,495,261
CRH America Finance, Inc.
2.736%	04/26/19		800	798,298
2.811%	05/16/19		1,200	1,195,571
General Motors
2.987%	04/26/19		1,400	1,396,700
Hyundai Capital America
2.706%	04/24/19		3,000	2,994,085
Keurig Dr. Pepper, Inc.
2.760%	05/13/19		3,000	2,989,594
Marsh & McLennan Co., Inc.
2.736%	04/22/19		1,600	1,597,093
Nextera Energy, Inc.
2.739%	05/09/19		2,300	2,292,784

TOTAL COMMERCIAL PAPER (cost $15,763,066)				15,759,386

BANKERS ACCEPTANCES(n) — 4.9%
Bank Nova Scotia (The)
1.791%	04/15/19	CAD	3,400	2,541,979
Bank of Montreal
1.790%	04/12/19	CAD	700	523,427
1.791%	04/15/19	CAD	1,600	1,196,226
1.828%	04/04/19	CAD	3,100	2,318,940
Canadian Imperial Bank of Commerce
1.791%	04/25/19	CAD	4,000	2,989,217
HSBC Bank Canada
1.877%	04/04/19	CAD	3,100	2,319,056
Royal Bank of Canada

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANKERS ACCEPTANCES(n) (Continued)
1.776%	04/22/19	CAD	4,000	$2,989,606

TOTAL BANKERS ACCEPTANCES (cost $14,878,174)				14,878,451

			Shares

AFFILIATED MUTUAL FUND — 1.9%
PGIM Institutional Money Market Fund (cost $5,927,266; includes $5,914,172 of cash collateral for securities on loan)(b)(w)			5,925,994	5,927,179

Interest Rate	Maturity Date		Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 0.5%
Barclays Bank PLC (United Kingdom), 3 Month LIBOR + 0.400% (cost $1,400,000)
3.171%(c)	10/25/19		1,400	1,402,336

TOTAL SHORT-TERM INVESTMENTS (cost $66,668,506)				66,667,352

TOTAL INVESTMENTS — 112.0% (cost $340,510,724)				340,749,553
Liabilities in excess of other assets(z) — (12.0)%				(36,563,784)

NET ASSETS — 100.0%				$304,185,769

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,800,452; cash collateral of $5,914,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 3.75%, maturity date 08/15/41) with the aggregate value, including accrued interest, of

A1059

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

$29,256,247.
(n)	Rate shown reflects yield to maturity at purchase date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
884	5 Year U.S. Treasury Notes	Jun. 2019	$102,392,062	$933,992
449	10 Year U.S. Treasury Notes	Jun. 2019	55,774,219	738,672

				1,672,664

Short Positions:
483	90 Day Euro Dollar	Jun. 2019	117,676,913	(525,263)
112	Euro-BTP Italian Government Bond	Jun. 2019	16,266,170	(397,539)

				(922,802)

				$749,862

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/23/19	Citibank, N.A.	ARS	32,750	$755,469	$730,666	$—	$(24,803)
	Morgan Stanley & Co.
Expiring 05/08/19	International PLC	ARS	115,329	2,716,822	2,522,332	—	(194,490)
Canadian Dollar,
Expiring 05/15/19	Citibank, N.A.	CAD	3,126	2,350,967	2,342,002	—	(8,965)
Colombian Peso,
Expiring 06/11/19	Citibank, N.A.	COP	4,839,560	1,550,321	1,511,958	—	(38,363)
Mexican Peso,
Expiring 04/15/19	HSBC BANK USA, N.A.	MXN	2,548	131,382	130,912	—	(470)
Expiring 04/24/19	Citibank, N.A.	MXN	5,000	258,505	256,519	—	(1,986)
Expiring 05/15/19	Barclays Bank PLC	MXN	1,228	64,260	62,778	—	(1,482)
Expiring 08/14/19	HSBC BANK USA, N.A.	MXN	1,310	66,685	66,025	—	(660)
Peruvian Nuevo Sol,
Expiring 04/16/19	Citibank, N.A.	PEN	1,851	554,788	557,185	2,397	—
Russian Ruble,
Expiring 04/15/19	Bank of America, N.A.	RUB	295,832	4,466,722	4,495,595	28,873	—
Turkish Lira,
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	TRY	15,570	2,811,719	2,660,067	—	(151,652)

				$15,727,640	$15,336,039	31,270	(422,871)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
	Morgan Stanley & Co.
Expiring 05/15/19	International PLC	AUD	1,562	$1,107,782	$1,110,113	$—	$(2,331)

A1060

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 05/15/19	Barclays Bank PLC	GBP	2,391	$3,093,286	$3,121,614	$—	$(28,328)
Expiring 05/15/19	Citibank, N.A.	GBP	345	454,502	450,421	4,081	—
Canadian Dollar,
	Morgan Stanley & Co.
Expiring 04/04/19	International PLC	CAD	6,200	4,647,045	4,640,212	6,833	—
Expiring 04/12/19	Bank of America, N.A.	CAD	700	525,424	524,002	1,422	—
Expiring 04/15/19	HSBC BANK USA, N.A.	CAD	5,000	3,753,381	3,743,154	10,227	—
Expiring 04/22/19	JPMorgan Chase Bank, N.A.	CAD	4,000	2,984,458	2,995,056	—	(10,598)
Expiring 04/25/19	JPMorgan Chase Bank, N.A.	CAD	4,000	2,984,661	2,995,285	—	(10,624)
Expiring 05/15/19	Citibank, N.A.	CAD	1,629	1,225,445	1,220,448	4,997	—
Expiring 05/15/19	HSBC BANK USA, N.A.	CAD	3,089	2,330,459	2,314,281	16,178	—
Euro,
Expiring 05/15/19	Bank of America, N.A.	EUR	3,652	4,118,426	4,113,229	5,197	—
Expiring 05/15/19	Bank of America, N.A.	EUR	233	264,941	262,427	2,514	—
Expiring 05/15/19	Citibank, N.A.	EUR	474	539,478	533,864	5,614	—
Expiring 05/15/19	Citibank, N.A.	EUR	189	214,608	212,870	1,738	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	EUR	10,577	12,018,370	11,912,820	105,550	—
Japanese Yen,
Expiring 05/15/19	Barclays Bank PLC	JPY	15,500	141,259	140,396	863	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	JPY	203,800	1,857,149	1,845,978	11,171	—
Mexican Peso,
Expiring 04/15/19	Bank of America, N.A.	MXN	1,320	69,080	67,819	1,261	—
Expiring 04/15/19	Barclays Bank PLC	MXN	1,228	64,560	63,092	1,468	—
Expiring 08/14/19	Citibank, N.A.	MXN	1,310	66,652	66,025	627	—
New Taiwanese Dollar,
Expiring 06/19/19	Citibank, N.A.	TWD	57,721	1,874,179	1,882,527	—	(8,348)
Singapore Dollar,
Expiring 06/19/19	Bank of America, N.A.	SGD	2,629	1,944,061	1,942,898	1,163	—
Turkish Lira,
Expiring 05/15/19	HSBC BANK USA, N.A.	TRY	15,762	2,787,370	2,692,887	94,483	—

				$49,066,576	$48,851,418	275,387	(60,229)

						$306,657	$(483,100)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	09/20/19	1.000	%(Q)	500	0.611%	$1,103	$794	$309	HSBC BANK USA, N.A.
Federal Republic of Brazil	06/20/24	1.000	%(Q)	1,000	1.755%	(35,728)	(29,487)	(6,241)	Citibank, N.A.
Republic of Colombia	06/20/24	1.000	%(Q)	1,000	1.085%	(3,805)	(10,178)	6,373	Citibank, N.A.
Russian Federation	12/20/23	1.000	%(Q)	1,100	1.267%	(12,510)	(27,095)	14,585	Bank of America, N.A.

						$(50,940)	$(65,966)	$15,026

A1061

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.30	12/20/23	1.000	%(Q)	2,200	1.823%	$(86,350)	$(74,788)	$11,562
CDX.EM.31	06/20/24	1.000	%(Q)	700	1.803%	(25,970)	(25,555)	415
CDX.NA.HY.30	06/20/23	5.000	%(Q)	1,862	3.097%	137,267	136,056	(1,211)
CDX.NA.HY.32	06/20/24	5.000	%(Q)	1,100	3.487%	66,527	74,389	7,862
CDX.NA.IG.30	06/20/23	1.000	%(Q)	700	0.501%	13,452	14,298	846
CDX.NA.IG.31	12/20/23	1.000	%(Q)	17,800	0.562%	290,060	351,229	61,169
CDX.NA.IG.32	06/20/24	1.000	%(Q)	500	0.630%	7,993	8,993	1,000

						$402,979	$484,622	$81,643

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
					U.K. Retail Price
GBP	2,000	10/15/33	3.579	%(T)	Index(1)(T)	$772	$56,561	$55,789

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	12,900	06/19/24	0.500	%(A)	6 Month	$68,149	$333,500	$265,351
					EURIBOR(2)(S)
EUR	2,600	06/19/49	1.500	%(A)	6 Month	(40,626)	(333,042)	(292,416)
					EURIBOR(1)(S)

A1062

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	15,200	06/19/24	1.500	%(S)	6 Month GBP	$(169,915)	$(416,502)	$(246,587)
					LIBOR(1)(S)
GBP	14,300	09/18/24	1.250	%(S)	6 Month GBP	25,502	(144,902)	(170,404)
					LIBOR(1)(S)
JPY	1,630,000	03/20/29	0.450	%(S)	6 Month JPY	(77,522)	(539,062)	(461,540)
					LIBOR(1)(S)
MXN	45,300	09/30/27	7.350	%(M)	28 Day Mexican	(148,865)	(99,751)	49,114
					Interbank
					Rate(2)(M)
	33,000	12/19/28	3.000	%(S)	3 Month	325,748	(1,910,361)	(2,236,109)
					LIBOR(1)(Q)
	15,000	12/19/48	3.000	%(S)	3 Month	408,913	(1,334,728)	(1,743,641)
					LIBOR(1)(Q)

						$391,384	$(4,444,848)	$(4,836,232)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,234,676	$2,034,166
Goldman Sachs & Co. LLC	691,000	1,020,729

Total	$2,925,676	$3,054,895

A1063

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 91.4%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	53,371,974	$600,434,703
AST AQR Emerging Markets Equity Portfolio*	943,043	10,722,404
AST AQR Large-Cap Portfolio*	14,261,155	268,252,317
AST BlackRock/Loomis Sayles Bond Portfolio*	22,684,256	317,806,423
AST ClearBridge Dividend Growth Portfolio*	7,695,514	146,060,862
AST Goldman Sachs Global Income Portfolio*	25,667,194	285,419,201
AST Goldman Sachs Large-Cap Value Portfolio*	1,269,402	40,290,807
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	45,486,626
AST High Yield Portfolio*	4,506,804	47,817,187
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,371,336	98,645,302
AST International Growth Portfolio*	7,991,464	142,248,061
AST International Value Portfolio*	6,877,377	133,971,301
AST Jennison Large-Cap Growth Portfolio*	2,440,794	87,575,684
AST Loomis Sayles Large-Cap Growth Portfolio*	2,541,190	142,992,787
AST MFS Growth Portfolio*	3,049,030	87,049,814
AST MFS Large-Cap Value Portfolio*	7,671,169	156,031,578
AST Mid-Cap Growth Portfolio*	1,401,943	14,902,649
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	250,845	8,295,428
AST Parametric Emerging Markets Equity Portfolio*	629,240	5,858,228
AST PIMCO Dynamic Bond Portfolio*	10,144,249	99,819,412
AST Prudential Core Bond Portfolio*	67,240,877	848,579,873
AST QMA International Core Equity Portfolio*	10,051,055	119,205,514
AST QMA Large-Cap Portfolio*	14,123,033	273,563,141
AST Small-Cap Growth Opportunities Portfolio*	1,477,398	31,734,504
AST Small-Cap Growth Portfolio*	692,909	34,111,926
AST Small-Cap Value Portfolio*	696,722	18,560,680
AST T. Rowe Price Large-Cap Growth Portfolio*	2,719,288	112,197,816
AST T. Rowe Price Large-Cap Value Portfolio*	8,030,198	122,059,006
AST Templeton Global Bond Portfolio*	131,266	1,503,000
AST WEDGE Capital Mid-Cap Value Portfolio*	342,621	8,301,706
AST Wellington Management Global Bond Portfolio*	63,214,068	715,583,251
AST Western Asset Core Plus Bond Portfolio*	52,138,602	679,887,376
AST Western Asset Emerging Markets Debt Portfolio*	5,249,691	59,531,491

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $4,987,629,222)(w)		$5,764,500,058

SHORT-TERM INVESTMENTS — 8.2%

AFFILIATED MUTUAL FUND — 8.0%
PGIM Core Ultra Short Bond Fund (cost $503,020,926)(w)	503,020,926	503,020,926

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $10,344,244)
2.240%	06/20/19	10,400	10,345,365

TOTAL SHORT-TERM INVESTMENTS (cost $513,365,170)			513,366,291

TOTAL INVESTMENTS — 99.6% (cost $5,500,994,392)			6,277,866,349
Other assets in excess of liabilities(z) — 0.4%			26,236,936

NET ASSETS — 100.0%			$6,304,103,285

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1064

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
679	2 Year U.S. Treasury Notes	Jun. 2019	$144,690,656	$503,948
1,110	10 Year U.S. Treasury Notes	Jun. 2019	137,882,813	1,942,548
36	CAC40 10 Euro	Apr. 2019	2,157,674	35,739
22	DAX Index	Jun. 2019	7,116,388	23,445
245	Euro STOXX 50 Index	Jun. 2019	8,992,439	182,762
38	FTSE 100 Index	Jun. 2019	3,569,213	85,128
37	Mini MSCI EAFE Index	Jun. 2019	3,452,840	67,109
88	Russell 2000 E-Mini Index	Jun. 2019	6,792,720	58,300
562	S&P 500 E-Mini Index	Jun. 2019	79,742,180	2,407,381
63	S&P 500 Index	Jun. 2019	44,695,350	1,351,508
109	TOPIX Index	Jun. 2019	15,657,133	(90,398)

				$6,567,470

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$10,345,365

A1065

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.5%

ASSET-BACKED SECURITIES — 23.4%

Automobiles — 1.1%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	2,180	$2,174,137
Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class A, 144A	3.700%		09/20/24	7,800	7,957,377
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 144A	4.000%		03/20/25	3,600	3,685,104
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	900	897,205
Hertz Vehicle Financing II LP, Series 2016-2A, Class A, 144A	2.950%		03/25/22	300	298,679
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	2,498,869
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 144A	3.710%		04/14/25	4,600	4,644,557
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 144A	3.630%		09/14/27	11,100	11,217,775

					33,373,703

Collateralized Loan Obligations — 16.7%
Allegro CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.100%, 144A	3.887	%(c)	07/15/31	5,000	4,946,245
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A	4.277	%(c)	10/15/28	8,750	8,756,556
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A	4.067	%(c)	07/15/29	2,500	2,496,660
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	4.079	%(c)	01/16/30	5,500	5,481,513
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A	3.732	%(c)	04/23/31	5,000	4,912,237
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.350%, 144A	3.947	%(c)	10/15/28	6,500	6,499,942
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.040%, 144A	3.813	%(c)	07/17/28	9,900	9,844,954
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A	4.120	%(c)	07/18/30	5,500	5,497,330
Battalion CLO Ltd., Series 2018-12A, Class A1, 3 Month LIBOR + 1.070%, 144A	3.753	%(c)	05/17/31	5,000	4,907,536
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	4.127	%(c)	04/13/27	4,500	4,503,189
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.743	%(c)	04/17/31	10,000	9,855,961
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-5A, Class A1R, 3 Month LIBOR + 1.320%, 144A	3.876	%(c)	01/20/32	12,000	11,998,546

A1066

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A	4.211	%(c)	01/20/29	12,000	$12,006,868
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A	3.689	%(c)	07/20/31	2,750	2,734,143
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A	4.180	%(c)	10/18/26	4,511	4,512,296
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 3 Month LIBOR + 1.110%, 144A	3.871	%(c)	01/22/31	5,000	4,950,622
CIFC Funding Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.040%, 144A	3.816	%(c)	04/20/31	7,000	6,902,827
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.967	%(c)	10/15/26	8,517	8,525,848
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A	4.330	%(c)	04/18/27	3,750	3,753,823
Elevation CLO Ltd. (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 1.120%, 144A	3.907	%(c)	07/15/31	10,000	9,875,296
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.010%, 144A	3.797	%(c)	04/15/31	15,000	14,772,706
Greywolf CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 3 Month LIBOR + 1.180%, 144A	3.745	%(c)	10/20/31	21,750	21,550,418
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.830%, 144A	3.617	%(c)	04/15/27	20,000	19,901,916
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 3 Month LIBOR + 1.270%, 144A	4.050	%(c)	07/18/30	20,000	20,015,058
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A	3.881	%(c)	04/25/31	15,000	14,795,032
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.794	%(c)	02/20/31	10,000	9,860,260
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A	3.989	%(c)	01/16/31	9,000	8,935,128
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	4.047	%(c)	10/12/30	1,500	1,492,579
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.907	%(c)	07/15/31	10,000	9,877,949
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.637	%(c)	01/15/28	6,000	5,958,367
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.845	%(c)	04/26/31	15,100	14,893,006

A1067

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	4.047	%(c)	07/15/30	6,250	$6,226,664
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A	3.853	%(c)	04/17/31	9,000	8,862,933
OZLM Ltd. (Cayman Islands), Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.783	%(c)	07/17/29	10,000	9,929,445
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.903	%(c)	01/17/31	4,000	3,980,131
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	3.941	%(c)	05/21/29	5,000	5,016,769
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	4.046	%(c)	07/20/30	10,750	10,759,967
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 3 Month LIBOR + 1.100%, 144A	3.879	%(c)	07/16/31	6,000	5,938,247
Prudential PLC (United Kingdom), Series 2018-1A, Class A, 3 Month LIBOR + 1.150%, 144A	3.937	%(c)	07/15/31	10,000	9,921,982
Rockford Tower CLO Ltd. (Cayman Islands), Series 2018-2A, Class A, 3 Month LIBOR + 1.160%, 144A	3.589	%(c)	10/20/31	15,000	14,832,980
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class A1, 3 Month LIBOR + 1.170%, 144A	3.957	%(c)	07/15/31	16,750	16,555,593
Sound Point CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.070%, 144A	3.835	%(c)	01/26/31	4,000	3,952,547
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A	4.051	%(c)	07/25/30	4,500	4,493,387
TCW CLO Ltd. (Cayman Islands), Series 2019-1A, Class A, 3 Month LIBOR + 1.440%, 144A	4.119	%(c)	02/15/29	7,000	7,002,897
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A	4.013	%(c)	01/17/30	6,750	6,727,778
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A	4.337	%(c)	01/15/29	3,500	3,501,907
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A	4.017	%(c)	07/15/29	1,500	1,495,748
TICP CLO Ltd. (Cayman Islands), Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A	3.901	%(c)	01/20/31	6,000	5,960,054
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A	3.960	%(c)	10/18/31	16,000	15,847,616
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A	4.471	%(c)	10/25/28	11,500	11,507,788

A1068

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A	4.091	%(c)	07/25/29	6,500	$6,503,773
Trinitas CLO Ltd. (Cayman Islands), Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A	3.981	%(c)	01/25/31	5,000	4,968,102
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A	3.741	%(c)	04/25/31	8,000	7,862,456
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	4.081	%(c)	04/20/29	9,000	8,987,009
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	3.923	%(c)	01/17/31	4,500	4,443,172
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 1.100%, 144A	3.873	%(c)	07/17/31	20,000	19,724,648
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A	4.157	%(c)	07/15/29	7,750	7,770,575
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A	3.737	%(c)	04/15/29	15,000	14,828,895

					502,617,874

Consumer Loans — 1.6%
Lendmark Funding Trust, Series 2017-2A, Class A, 144A	2.800%		05/20/26	4,900	4,868,513
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 144A	2.920%		12/20/29	7,500	7,465,666
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,054	3,066,923
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	1,500	1,474,315
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	3,250	3,233,358
Oportun Funding LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	7,500	7,458,297
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610%		03/08/24	2,970	2,977,042
Oportun Funding LLC, Series 2018-B, Class A, 144A	3.910%		07/08/24	4,800	4,832,816
Oportun Funding LLC, Series 2018-C, Class A, 144A	4.100%		10/08/24	3,700	3,751,717
Oportun Funding LLC, Series 2018-D, Class A, 144A	4.150%		12/09/24	2,600	2,642,836
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 1 Month LIBOR + 2.650%, 144A	5.136	%(c)	08/25/25	1,800	1,805,532
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	5,579	5,571,522

					49,148,537

Credit Cards — 0.3%
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7	3.960%		10/13/30	7,200	7,715,767

A1069

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans — 1.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.536	%(c)	12/25/33	302	$299,802
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	3.126	%(c)	05/25/34	1,087	1,069,088
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.566	%(c)	01/25/34	1,588	1,585,541
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.825%	3.310	%(c)	08/25/33	350	342,111
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	3.186	%(c)	06/25/34	1,883	1,856,476
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%	3.459	%(c)	12/15/33	767	767,174
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	3.296	%(c)	06/25/34	2,221	2,198,261
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	3.536	%(c)	12/25/34	1,138	1,110,643
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	3.506	%(c)	06/25/34	3,014	3,002,984
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	3.986	%(c)	03/25/43	820	817,542
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.966	%(c)	01/25/34	3,158	3,058,386
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1 Month LIBOR + 0.900%	3.386	%(c)	12/25/34	187	186,851
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.686	%(c)	10/25/33	734	730,314
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	3.536	%(c)	02/25/34	2,080	2,044,503
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	3.186	%(c)	09/25/34	838	779,706
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%.	3.386	%(c)	04/25/34	2,078	2,051,745
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	3.206	%(c)	12/25/34	4,531	4,506,368
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.506	%(c)	10/25/33	140	138,773
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	3.226	%(c)	01/25/34	1,566	1,561,446
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 Month LIBOR + 1.575%	4.060	%(c)	11/25/32	503	503,308

A1070

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.705%	3.190	%(c)	08/25/35		1,470	$1,473,426
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 144A	4.000	%(cc)	12/25/57		4,179	4,265,115
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2, 1 Month LIBOR + 0.640%	3.126	%(c)	08/25/33		876	857,523
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	3.386	%(c)	01/25/34		5,034	5,000,090
Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1 Month LIBOR + 1.000%	3.486	%(c)	12/25/33		901	889,604

						41,096,780

Residential Mortgage-Backed Securities — 1.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2, 1 Month LIBOR + 0.600%	3.086	%(c)	02/25/34		246	238,516
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	3.266	%(c)	10/25/34		999	990,360
Countrywide Asset-Backed Certificates Trust, Series 2004-12, Class AF6	4.634	%(cc)	03/25/35		45	45,458
Countrywide Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	3.536	%(c)	11/25/34		889	889,544
Countrywide Asset-Backed Certificates Trust, Series 2004-SD1, Class A1, 1 Month LIBOR + 0.680%, 144A	3.166	%(c)	06/25/33		440	438,402
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	4.575	%(cc)	05/25/35		84	83,799
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	5.639	%(c)	12/26/46		8,894	8,976,183
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A	4.246	%(c)	01/28/70		1,781	1,804,448
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 144A	3.750	%(cc)	01/25/59		2,300	2,301,509
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 144A	4.000	%(cc)	12/28/54		1,700	1,698,446
LSFVT, Series 2018-1^	3.982	%(cc)	04/01/21		11,776	11,740,582
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3, 1 Month LIBOR + 2.475%	4.960	%(c)	06/25/34		1,031	1,028,459
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	4.330	%(c)	01/25/35		769	774,962
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1 Month LIBOR + 0.840%	3.326	%(c)	08/25/34		715	716,676
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	3.426	%(c)	09/25/34		2,731	2,723,468
TFS (Spain), Series 2018-3, Class A1, 1 Month EURIBOR + 2.900%	2.900	%(c)	03/16/23	EUR	9,186	10,283,609

A1071

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57		2,670	$2,625,921
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750	%(cc)	10/25/57		6,999	6,870,173

						54,230,515

Student Loans — 0.5%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A	3.336	%(c)	05/25/41		1,915	1,922,006
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.486	%(c)	01/25/41		658	660,306
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41		2,606	2,579,687
Laurel Road Prime Student Loan Trust, Series 2018-C, Class A, 144A	3.409	%(cc)	08/25/43		9,814	10,045,958

						15,207,957

TOTAL ASSET-BACKED SECURITIES (cost $702,061,888)						703,391,133

BANK LOANS — 0.6%

Computers — 0.1%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	6.250	%(c)	09/30/24		1,852	1,845,076

Electric — 0.1%
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750%	4.250	%(c)	12/31/19		2,283	2,279,032
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.500	%(c)	08/04/23		895	884,227

						3,163,259

Foods — 0.0%
JBS USA LUX SA, Term Loan	—	%(p)	10/31/22		700	694,050

Healthcare-Products — 0.0%
Avantor, Inc., Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%	3.750	%(c)	11/21/24	EUR	859	963,683

Lodging — 0.0%
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	4.240	%(c)	10/25/23		1,387	1,381,338

Pharmaceuticals — 0.1%
Ceva Sante Animale SA (France), Term Loan	—	%(p)	04/30/26		2,200	2,430,844

Retail — 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.600	%(c)	04/20/26		1,572	1,525,078
EG Finco Ltd. (United Kingdom), Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750	%(c)	04/20/26	EUR	935	1,043,597
EG Finco Ltd. (United Kingdom), Term B, 3 Month GBP LIBOR + 4.750%	5.600	%(c)	02/06/25	GBP	802	1,014,175

A1072

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail (cont’d.)
EG Finco Ltd. (United Kingdom), Term B1, 3 Month EURIBOR + 4.000%	4.000	%(c)	02/07/25	EUR	1,770	$1,941,359

						5,524,209

Software — 0.1%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.490	%(c)	07/08/22		2,645	2,638,274

TOTAL BANK LOANS (cost $19,162,933)						18,640,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.0%
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60		20,000	20,056,476
BANK, Series 2018-BN13, Class A4	3.953%		08/15/61		11,300	11,943,233
Benchmark Mortgage Trust, Series 2018-B2, Class A4	3.615%		02/15/51		7,550	7,781,005
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		9,000	9,003,921
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49		19,000	18,568,900
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50		12,600	12,602,843
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		8,883	8,895,201
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4	4.131%		11/10/46		6,771	7,127,257
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48		11,112	11,074,864
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48		22,600	23,177,157
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A3	3.209%		10/12/50		9,800	9,831,182
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47		17,000	17,282,627
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47		15,300	15,409,242
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47		8,000	8,162,465
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48		16,750	17,003,707
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		15,000	15,010,300
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48		19,100	19,506,318
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48		13,500	13,850,768
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		4,620	4,814,284
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49		12,000	11,718,929
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57		22,765	22,967,064
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4	3.191%		11/15/50		7,625	7,586,699
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A3	3.958%		08/15/51		7,000	7,354,971
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		08/10/49		11,300	10,963,808
Fannie Mae-Aces, Series 2015-M17, Class A2	2.939	%(cc)	11/25/25		10,700	10,822,652

A1073

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces, Series 2017-M4, Class A2	2.597	%(cc)	12/25/26	25,000	$24,497,105
Fannie Mae-Aces, Series 2018-M4, Class A2	3.043	%(cc)	03/25/28	9,750	9,813,827
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.511	%(cc)	06/25/20	28,407	401,206
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.405	%(cc)	05/25/22	44,200	1,627,812
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.440	%(cc)	06/25/22	24,004	941,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.839	%(cc)	09/25/22	38,531	929,816
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.839	%(cc)	10/25/22	31,040	790,822
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.667	%(cc)	11/25/25	130,041	4,751,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.366	%(cc)	03/25/26	27,643	2,212,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303	%(cc)	11/25/27	8,700	8,952,283
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	4,300	4,471,230
FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2	3.350%		01/25/28	5,000	5,159,984
FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class AM	3.650	%(cc)	02/25/28	8,075	8,465,170
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.850	%(cc)	05/25/19	14,149	1,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.629	%(cc)	07/25/19	19,409	22,726
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.258	%(cc)	02/25/32	29,130	4,111,806
FHLMC Multifamily Structured Pass-Through Certificates, Series W5FX, Class AFX	2.970	%(cc)	04/25/28	5,230	5,291,606
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,144,223
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	3,837	3,828,451
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%		07/15/50	15,500	15,579,913
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	205	204,736
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,387	2,384,345
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	1,172	1,169,840
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	6,403	6,378,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	4,502	4,513,414
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	12,046	12,040,529
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A4	3.596%		12/15/49	5,000	5,153,701
UBS Commercial Mortgage Trust, Series 2018-C08, Class ASB	3.903%		02/15/51	10,175	10,667,833
UBS Commercial Mortgage Trust, Series 2018-C12, Class A4	4.030%		08/15/51	11,500	12,165,268
UBS Commercial Mortgage Trust, Series 2019-C16, Class A3	3.344%		04/15/52	10,000	9,984,569

A1074

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	11,371	$11,427,859
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	12,184	12,271,313
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	3,610	3,697,378
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,921,289
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%	08/15/49	11,300	10,805,728
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	5,800	5,920,818
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	15,500	15,002,955
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	9,500	9,464,022
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class ASB	3.212%	09/15/50	6,900	6,942,957
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3	3.210%	11/15/50	15,000	14,959,203
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3	3.888%	08/15/51	13,500	14,100,047
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A3	3.749%	03/15/52	13,200	13,518,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $629,468,529)				630,205,834

			Shares

COMMON STOCK — 0.0%

Oil & Gas
Frontera Energy Corp. (Colombia) (cost $1,279,096)			64,148	549,152

			Principal Amount (000)#

CORPORATE BONDS — 28.6%

Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	4,750	4,886,562
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	2,690	2,774,870
United Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	2,995	3,111,554

				10,772,986

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	3.490%	02/14/22	2,950	2,996,298
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.297%	08/14/20	2,340	2,316,023
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.222%	08/15/24	6,445	6,301,666
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	1,350	1,503,841

				13,117,828

A1075

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines — 0.5%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%		10/11/25			3,756	$3,836,256
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26			936	951,181
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400%		04/19/21			7,770	7,801,743
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		04/07/30			3,126	2,995,532

							15,584,712

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A.	3.500%		06/15/24		EUR	1,345	1,606,830

Auto Manufacturers — 0.7%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%		04/12/21			1,455	1,464,072
BMW US Capital LLC (Germany), Gtd. Notes, 3 Month LIBOR + 0.410%, 144A	3.207	%(c)	04/12/21			1,090	1,089,303
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100%		05/04/20			2,645	2,649,759
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%		05/04/21			4,410	4,437,132
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43			175	137,140
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25			4,285	4,228,614
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43			5,215	5,189,224
General Motors Financial Co., Inc., Gtd. Notes	3.550%		04/09/21			950	955,203
General Motors Financial Co., Inc., Gtd. Notes, 3 Month LIBOR + 0.850%	3.647	%(c)	04/09/21			1,260	1,250,336

							21,400,783

Auto Parts & Equipment — 0.3%
Lear Corp., Sr. Unsec’d. Notes	5.250%		01/15/25			6,325	6,577,532
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22			1,634	1,630,042

							8,207,574

Banks — 10.0%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.125%		02/23/23			3,600	3,557,734
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%		04/12/23			1,400	1,411,922
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917	%(c)	04/12/23			1,000	987,722
Bank of America Corp., Jr. Sub. Notes	5.125	%(ff)	— (rr	)		4,145	4,130,441
Bank of America Corp., Jr. Sub. Notes	6.300	%(ff)	— (rr	)		1,490	1,618,512
Bank of America Corp., Sr. Unsec’d. Notes	3.004	%(ff)	12/20/23			1,938	1,930,282
Bank of America Corp., Sr. Unsec’d. Notes	3.419	%(ff)	12/20/28			13,042	12,753,107
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23			1,346	1,363,089
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824	%(ff)	01/20/28			7,665	7,768,757
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.974	%(ff)	02/07/30			490	499,427
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271	%(ff)	07/23/29			1,010	1,051,639
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25			8,575	8,722,187
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26			6,375	6,643,751
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	2.900%		03/26/22			1,600	1,601,567
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(ff)	— (rr	)		3,465	3,274,425

A1076

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19		3,445	$3,437,318
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23		2,010	2,007,606
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972	%(ff)	05/16/29		5,480	5,665,043
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.500%		03/01/23		7,590	7,590,637
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21		2,060	2,027,153
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26		1,780	1,743,394
Citigroup, Inc., Sr. Unsec’d. Notes	3.668	%(ff)	07/24/28		2,000	1,994,842
Citigroup, Inc., Sr. Unsec’d. Notes	3.887	%(ff)	01/10/28		1,540	1,563,846
Citigroup, Inc., Sub. Notes	4.600%		03/09/26		1,070	1,117,719
Citigroup, Inc., Jr. Sub. Notes	5.950	%(ff)	— (rr	)	2,575	2,600,750
Citigroup, Inc., Jr. Sub. Notes	6.125	%(ff)	— (rr	)	4,975	5,074,500
Citigroup, Inc., Jr. Sub. Notes	6.250	%(ff)	— (rr	)	3,315	3,489,038
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26		1,940	1,970,694
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		945	1,420,576
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		3,745	3,847,747
Citigroup, Inc., Sub. Notes	4.750%		05/18/46		3,835	3,973,561
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450%		04/16/21		1,700	1,717,733
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23		5,555	5,641,526
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	4.250%		02/04/21		2,125	2,133,146
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	5.000%		02/14/22		2,700	2,759,855
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	4.028	%(c)	02/04/21		2,300	2,280,846
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21		3,960	3,936,084
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23		5,855	5,886,642
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(ff)	— (rr	)	1,035	1,041,728
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(ff)	— (rr	)	7,490	7,555,538
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26		4,640	4,578,049
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		1,290	1,294,362
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27		3,850	3,865,021
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		13,765	14,762,653
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		1,600	1,950,521
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.292	%(ff)	09/12/26		1,000	1,031,234
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24		980	1,002,269
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(ff)	— (rr	)	7,950	8,033,475
JPMorgan Chase & Co., Jr. Sub. Notes, 3 Month LIBOR + 3.470%	6.220	%(c)	— (rr	)	3,120	3,135,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26		4,110	4,014,729
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		5,930	5,891,560
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		9,245	9,374,361
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509	%(ff)	01/23/29		1,310	1,301,079
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782	%(ff)	02/01/28		5,075	5,169,928
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.005	%(ff)	04/23/29		3,820	3,923,603

A1077

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		8,500	$8,891,379
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.772	%(ff)	01/24/29		3,610	3,623,131
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26		1,105	1,129,809
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.431	%(ff)	01/23/30		1,270	1,337,598
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591	%(ff)	07/22/28		2,055	2,039,466
Morgan Stanley, Jr. Sub. Notes	5.450	%(ff)	— (rr	)	2,975	2,982,438
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47		2,590	2,669,717
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		5,340	5,477,176
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		7,000	7,406,827
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26		8,155	7,938,610
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		7,600	7,698,970
People’s United Bank NA, Sub. Notes	4.000%		07/15/24		550	555,404
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21		13,425	13,575,008
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	3.140	%(c)	04/30/21		4,960	4,970,700
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269	%(ff)	03/22/25		3,370	3,405,838
Societe Generale SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.875%		03/28/24		6,135	6,154,600
State Street Corp., Jr. Sub. Notes(a)	5.250	%(ff)	— (rr	)	3,540	3,615,225
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859	%(ff)	08/15/23		7,290	7,182,081

						299,774,505

Beverages — 0.1%
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551%		05/25/21		2,540	2,567,339

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%		11/15/24		4,015	4,115,375

Chemicals — 0.5%
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		2,105	1,897,131
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55		1,950	1,752,688
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		250	267,382
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33		1,305	1,403,035
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		455	482,699
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		4,910	5,194,856
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%		11/14/22		3,450	3,472,908
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875%		03/27/24		1,530	1,622,587

						16,093,286

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%		12/01/26		5,690	5,534,111
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%		06/01/34		1,025	1,272,613
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%		10/15/37		2,050	2,629,821
United Rentals North America, Inc., Gtd. Notes	4.625%		10/15/25		1,500	1,481,250
United Rentals North America, Inc., Gtd. Notes	4.875%		01/15/28		1,955	1,901,628
United Rentals North America, Inc., Gtd. Notes	5.500%		05/15/27		520	525,200
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26		400	413,499

						13,758,122

Diversified Financial Services — 1.0%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%		04/30/21		11,965	12,110,213

A1078

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150%	07/24/24	6,300	$6,456,807
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	4,895	4,877,563
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34	910	907,271
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	2,058,604
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%	12/02/24	1,100	1,325,708
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	1,750	1,747,675

				29,483,841

Electric — 2.3%
American Transmission Systems, Inc., Sr. Unsec’d. Notes, 144A	5.000%	09/01/44	2,300	2,514,619
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	95	95,119
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	5,255	5,228,725
CenterPoint Energy Houston Electric LLC	3.950%	03/01/48	1,750	1,792,054
Commonwealth Edison Co., First Mortgage	4.000%	03/01/48	2,300	2,357,861
Commonwealth Edison Co., First Mortgage	6.450%	01/15/38	2,110	2,767,960
Consumers Energy Co., First Mortgage	4.050%	05/15/48	3,670	3,881,623
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	07/01/19	1,875	1,875,291
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	2,030	1,981,399
Entergy Louisiana LLC, Collateral Trust	4.000%	03/15/33	1,385	1,454,397
Eskom Holdings SOC Ltd. (South Africa), Gov’t. Gtd. Notes, MTN, 144A	6.350%	08/10/28	1,455	1,495,731
Exelon Corp., Jr. Sub. Notes	3.497%	06/01/22	7,110	7,182,391
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	3,122,189
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	965,807
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%	06/15/29	1,000	1,456,622
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, GMTN, 144A	4.250%	08/14/28	1,765	1,773,896
Kansas City Power & Light Co., Sr. Sec’d. Notes	4.200%	03/15/48	2,700	2,803,713
Northern States Power Co., First Mortgage	3.600%	09/15/47	4,475	4,370,745
PECO Energy Co., First Mortgage	3.700%	09/15/47	660	645,127
PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47	2,930	2,750,512
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	1,500	1,632,125
PSEG Power LLC, Gtd. Notes(a)	3.000%	06/15/21	3,750	3,732,490
San Diego Gas & Electric Co., First Mortgage	3.950%	11/15/41	1,125	1,043,645
San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	2,220	2,223,375
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	3,550	3,305,662
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,064,932
Southwestern Electric Power Co., Sr. Unsec’d. Notes	3.850%	02/01/48	4,655	4,380,613
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	775	819,578

				68,718,201

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875%	04/30/28	1,500	1,355,640
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	766	736,509
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%	07/31/47	941	865,720

				2,957,869

A1079

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods — 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		75	$76,406
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25		2,755	2,823,875
Kellogg Co., Sr. Unsec’d. Notes	3.250%	05/14/21		3,510	3,546,748
Mars, Inc., Gtd. Notes, 144A	3.950%	04/01/44		2,415	2,446,043

					8,893,072

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		3,620	4,438,930

Gas — 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		1,200	1,436,501
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		240	256,805
NiSource, Inc., Sr. Unsec’d. Notes	3.950%	03/30/48		3,210	3,055,263

					4,748,569

Healthcare-Products — 0.1%
Medtronic Global Holdings SCA, Gtd. Notes	1.625%	03/07/31	EUR	600	703,266
Medtronic Global Holdings SCA, Gtd. Notes	2.250%	03/07/39	EUR	805	981,286

					1,684,552

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		2,250	2,720,533
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,100	1,286,287
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		890	897,681
HCA, Inc., Gtd. Notes	5.875%	02/01/29		780	840,411
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47		2,000	2,120,030
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		365	367,648
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		1,765	1,751,463
Tenet Healthcare Corp., Sec’d. Notes(a)	5.125%	05/01/25		395	396,995
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		3,360	3,678,168

					14,059,216

Home Builders — 0.1%
PulteGroup, Inc., Gtd. Notes(a)	5.000%	01/15/27		2,240	2,223,200

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500%	06/15/26		1,250	1,250,775

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	2,565,898

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,560,901
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,751,299
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,443,304
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	3,979,811
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,110,255
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,354,016
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,630,448

A1080

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	$734,865
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	242,908
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,844,099
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	2,991,062
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	994,687
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	338,127

					22,975,782

Lodging — 0.1%
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,637,500
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125%	08/08/25		1,100	1,146,517

					3,784,017

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,040,420

Media — 1.6%
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,687,734
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20		3,000	3,135,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	625,762
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,223,994
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	1,972,075
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47		1,210	1,205,631
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		4,300	4,794,557
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		1,000	1,121,003
Comcast Corp., Gtd. Notes	4.150%	10/15/28		5,375	5,657,391
Comcast Corp., Gtd. Notes	4.250%	10/15/30		1,840	1,954,782
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24		7,280	7,246,953
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	05/15/26		2,500	2,569,500
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500%	04/01/28		1,025	1,098,339
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		2,030	1,973,685
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	400	467,799
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		2,200	2,268,750
Walt Disney Co. (The), Gtd. Notes, 144A	6.150%	03/01/37		1,230	1,591,721
Warner Media LLC, Gtd. Notes	3.800%	02/15/27		1,075	1,070,627

					47,665,303

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		850	1,020,384

A1081

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35		1,700	$2,137,240

						3,157,624

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		2,390	2,410,912
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22		2,750	2,756,875

						5,167,787

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		5,345	5,228,800
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%		07/18/20		1,365	1,350,859
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%		01/06/23		970	957,856
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.250%		02/11/22		885	887,894
Inter-American Development Bank (Supranational Bank), Notes	6.800%		10/15/25		2,000	2,473,865
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		300	304,199

						11,203,473

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		4,350	4,572,938

Oil & Gas — 1.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	2.850	%(s)	10/10/36		7,000	3,106,540
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		55	63,281
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,285	2,020,536
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%		06/15/47		880	871,350
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		1,980	2,206,698
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23		1,965	1,944,859
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47		470	496,091
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34		489	500,890
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		1,895	2,088,299
Encana Corp. (Canada), Gtd. Notes	6.500%		08/15/34		1,640	1,959,453
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		2,238	2,300,248
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		1,455	1,467,321
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		500	512,850
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		3,110	3,574,400
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,050	1,074,370
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24		2,000	2,018,660
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		1,975	2,022,572
Petrobras Global Finance BV (Brazil), Gtd. Notes	4.750%		01/14/25	EUR	1,100	1,356,803
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.299%		01/27/25		1,650	1,673,942
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.900%		03/19/49		2,580	2,552,652
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		810	891,284
Petroleos Mexicanos (Mexico), Gtd. Notes	4.750%		02/26/29	EUR	2,500	2,804,568

A1082

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%	03/13/22		1,160	$1,184,082
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350%	02/12/48		1,156	1,019,187
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	03/13/27		4,460	4,491,220
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	4.875%	02/21/28	EUR	650	741,011
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,735	1,749,765
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		4,810	4,891,770
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45		1,323	1,168,606
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%	04/21/27	EUR	890	891,446
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN .	6.750%	09/21/47		2,410	2,212,380
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		710	716,390

					56,573,524

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes(a)	5.950%	06/01/41		3,935	4,721,423

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		2,795	2,812,469
WestRock RKT LLC, Gtd. Notes	4.900%	03/01/22		1,250	1,306,204

					4,118,673

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	5,747,855
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,333,343
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		6,315	6,184,663
Allergan Sales LLC, Gtd. Notes, 144A	4.875%	02/15/21		2,046	2,104,942
Cigna Corp., Gtd. Notes, 144A	4.375%	10/15/28		6,130	6,358,466
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,177,651
CVS Health Corp., Sr. Unsec’d. Notes	4.780%	03/25/38		1,020	1,010,099
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48		1,750	1,762,958
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	598,540
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		1,555	1,197,350
Mylan NV, Gtd. Notes	2.500%	06/07/19		2,778	2,775,913
Mylan NV, Gtd. Notes	3.150%	06/15/21		4,555	4,541,721
Mylan NV, Gtd. Notes	5.250%	06/15/46		1,190	1,070,831

					41,864,332

Pipelines — 0.9%
Energy Transfer Operating LP, Gtd. Notes	4.950%	06/15/28		2,860	2,999,694
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,912,974
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38		2,525	2,398,381
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25		5,275	5,614,803
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		290	294,259
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		600	607,500
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		3,400	4,018,696
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300%	03/01/48		340	322,137
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,839,829
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,155,258
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.850%	03/01/48		165	164,381
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.100%	09/15/45		3,500	3,598,514

A1083

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400%		03/04/44		2,000	$2,131,318

						28,057,744

Real Estate Investment Trusts (REITs) — 0.4%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20		1,000	1,019,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes(a).	4.500%		09/01/26		3,300	3,209,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%		03/24/25	EUR	4,000	4,641,792
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%		11/05/19		3,000	2,991,100

						11,861,142

Retail — 0.4%
Brinker International, Inc., Gtd. Notes, 144A	5.000%		10/01/24		2,000	1,960,040
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.473	%(c)	04/17/20		2,440	2,440,538
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		3,800	3,947,250
L Brands, Inc., Gtd. Notes	5.625%		10/15/23		375	382,969
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%		01/15/22		610	615,959
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25		2,500	2,487,500

						11,834,256

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes(a)	3.650%		12/06/22		3,475	3,500,534

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%		01/15/27		1,735	1,657,488
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		04/15/21		4,060	4,055,209
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.125%		10/15/22		3,125	3,110,719

						8,823,416

Software — 0.1%
IQVIA, Inc., Gtd. Notes, 144A	3.500%		10/15/24	EUR	2,300	2,652,072
Microsoft Corp., Sr. Unsec’d. Notes	3.950%		08/08/56		1,250	1,303,698

						3,955,770

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		129	127,093
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%		03/09/48		729	684,015
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42		165	168,783
AT&T, Inc., Sr. Unsec’d. Notes	4.300%		02/15/30		550	556,313
AT&T, Inc., Sr. Unsec’d. Notes	4.850%		03/01/39		15,185	15,277,463
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		456	478,995
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%		06/15/25		2,970	2,887,434
Sprint Corp., Gtd. Notes	7.250%		09/15/21		2,779	2,917,950
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33		2,580	2,727,044
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		1,620	1,662,540

A1084

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49		2,000	$2,183,582
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.016%	12/03/29		545	560,680
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625%	01/20/23	EUR	1,280	1,391,551
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125%	01/20/25	EUR	2,875	3,039,929

					34,663,372

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	919,234

Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34		400	411,079

TOTAL CORPORATE BONDS (cost $849,016,315)					859,895,306

MUNICIPAL BONDS — 2.3%

Alabama — 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32		625	656,994

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41		2,455	2,954,273

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49		4,890	6,973,678
Los Angeles California Department, Water & Power Revenue, Revenue Bonds, Series A, BABs	5.716%	07/01/39		1,475	1,889,180
Los Angeles California Department, Water & Power Revenue, Revenue Bonds, Series D, BABs	6.574%	07/01/45		750	1,093,980
Los Angeles California Department, Water & Power Revenue, Taxable, Revenue Bonds, Series D, BABs	6.008%	07/01/39		4,900	6,146,854
State of California, Taxable, General Obligation Unlimited, BABs	7.500%	04/01/34		3,170	4,576,370

					20,680,062

Colorado — 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, Series A, BABs	6.078%	12/01/40		1,000	1,306,640

Illinois — 0.4%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40		2,970	3,960,495
State of Illinois, General Obligation Unlimited, Series D	5.000%	11/01/22		7,055	7,606,207

					11,566,702

Maryland — 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888%	07/01/43		2,200	2,834,348

A1085

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%		11/01/41	400	$517,476

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	1,750	2,551,640
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%		01/01/40	1,075	1,614,672
Rutgers State University, Revenue Bonds, BABs	5.665%		05/01/40	1,920	2,381,318

					6,547,630

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%		06/15/44	2,000	2,734,060
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs	5.767%		08/01/36	1,320	1,580,713
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,173,440

					6,488,213

North Carolina — 0.2%
North Carolina State Education Assistance Authority, Revenue Bonds, 3 Month LIBOR + 0.800%	3.571	%(c)	07/25/36	5,900	5,955,991

Ohio — 0.2%
Ohio State University (The), Revenue Bonds, Series A	4.800%		06/01/2111	4,165	4,815,073

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	1,280	1,621,747
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	500	656,330

					2,278,077

Texas — 0.1%
San Antonio Electric & Gas, Taxable, Revenue Bonds	4.427%		02/01/42	1,270	1,428,420

Virginia — 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%		09/01/2117	1,110	1,147,773

TOTAL MUNICIPAL BONDS
(cost $64,146,086)					69,177,672

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A	2.676	%(c)	03/27/36	4,152	4,040,730
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A	2.616	%(c)	02/27/37	2,255	2,192,480
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A	2.656	%(c)	05/27/36	1,682	1,662,828
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 6 Month LIBOR + 1.500%, 144A	4.204	%(c)	09/26/45	1,609	1,650,628

A1086

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A	4.186	%(c)	10/25/27	1,307	$1,318,506
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A	4.086	%(c)	04/25/28	2,887	2,898,700
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	4.489	%(c)	01/25/57	2,983	3,028,254
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	3,516	3,439,703
CIM Trust, Series 2017-8, Class A1, 144A	3.000	%(cc)	12/25/65	6,929	6,859,745
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	4.018	%(cc)	09/25/47	1,587	1,498,541
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-17, Class 2A1	6.500%		10/25/37	5,610	3,913,238
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.936	%(c)	01/25/29	1,139	1,143,517
Freddie Mac REMICS, Series 4777, Class CB	3.500%		10/15/45	7,956	8,118,957
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	7.036	%(c)	10/25/24	678	745,452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.786	%(c)	10/25/27	4,850	5,314,993
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.786	%(c)	03/25/29	2,085	2,095,116
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.736	%(c)	11/25/28	1,684	1,708,374
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	3.836	%(c)	03/25/29	2,200	2,219,157
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.786	%(c)	04/25/29	5,040	5,066,318
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	3.550	%(cc)	06/26/37	3,889	3,717,235
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A	2.626	%(c)	01/26/37	2,178	2,151,375
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A	2.626	%(c)	01/26/37	2,500	2,399,138
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A	2.626	%(c)	10/26/36	4,187	4,105,503
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A	2.626	%(c)	10/26/36	2,025	1,866,724
IndyMac INDX Mortgage Loan Trust, Series 2006-AR19, Class 5A2	3.934	%(cc)	08/25/36	100	92,376
Lehman XS Trust, Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%	2.690	%(c)	08/25/46	2,926	2,886,078
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A	4.152	%(c)	11/01/22	2,095	2,095,744
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A	4.252	%(c)	09/01/22	2,449	2,461,123
MetLife Securitization Trust, Series 2018-1A, Class A, 144A	3.750	%(cc)	03/25/57	1,309	1,326,098
Oaktown Re II Ltd. (Bermuda), Series 2018-1A, Class M1, 1 Month LIBOR + 1.550%, 144A	4.036	%(c)	07/25/28	500	498,697

A1087

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
OBX Trust, Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A	3.136	%(c)	06/25/57		2,539	$2,520,063
Radnor Re Ltd. (Bermuda), Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A	3.886	%(c)	03/25/28		490	489,067
Radnor Re Ltd. (Bermuda), Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A	5.186	%(c)	03/25/28		260	259,738
Ripon Mortgages PLC (United Kingdom), Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A	1.659	%(c)	08/20/56	GBP	11,052	14,333,703
Towd Point Mortgage Funding PLC (United Kingdom), Series 2017-A11A, Class A1, 3 Month GBP LIBOR + 0.850%, 144A	1.709	%(c)	05/20/45	GBP	10,163	13,225,062

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $110,546,337)						113,342,961

SOVEREIGN BONDS — 5.6%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	4.625%		01/11/23		4,270	3,497,130
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		1,100	1,003,750
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	2,104	2,041,799
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	226	217,620
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		932	771,524
Brazil Minas SPE via State of Minas Gerais (Brazil),	5.333%		02/15/28		2,556	2,622,456
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		300	323,849
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.000%		07/19/28		1,475	1,546,921
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,000	6,225,060
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%		03/24/20		2,655	2,785,095
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/16/26	EUR	3,245	3,583,048
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.588%		02/21/28		555	543,534
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	3,723,517
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	1,971,520
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/23	EUR	1,000	1,166,586
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/31	EUR	1,690	1,855,993
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/32	EUR	1,295	1,408,830
Hellenic Republic Government Bond (Greece), Bonds	3.000	%(cc)	02/24/35	EUR	1,000	1,053,253
Hellenic Republic Government Bond (Greece), Bonds	3.500%		01/30/23	EUR	7,292	8,569,486
Hellenic Republic Government Bond (Greece), Bonds	3.900%		01/30/33	EUR	205	224,322

A1088

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government Bond (Greece), Bonds	4.200%	01/30/42	EUR	515	$547,178
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	745	875,025
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		560	613,577
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		1,500	1,657,980
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		10,128	10,785,591
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%	01/15/45		1,070	1,138,244
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	2,000	2,508,043
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%	07/08/21	EUR	2,645	3,136,758
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	5,755	7,472,475
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21		600	593,361
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%	04/20/22		3,800	3,792,857
Kingdom of Belgium Government International Bond (Belgium), Notes, 144A	8.875%	12/01/24		2,000	2,597,446
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36		1,400	1,827,000
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%	10/15/24		26,725	29,119,934
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	02/27/26		3,520	4,367,604
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		3,710	3,459,575
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817%	03/14/49		2,135	2,244,820
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		2,015	2,206,425
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN(a)	5.375%	06/15/33		1,370	1,462,184
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%	09/27/23		8,285	9,209,606
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	09/16/25		2,635	2,779,477
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%	04/19/27	EUR	1,500	1,703,531
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	3.875%	10/29/35	EUR	1,000	1,162,486
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	4.125%	03/11/39	EUR	1,827	2,123,821
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.000%	04/17/25		1,765	1,806,989
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.250%	01/16/50		3,325	3,546,046
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	1,250	1,384,919
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%	02/18/24		5,597	6,212,166
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%	05/17/21		6,000	5,909,748

A1089

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	800	$793,918
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/20	460	458,275
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/21	3,430	3,404,275
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/20	500	498,125
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/22	1,550	1,530,067
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	8.994%		02/01/24	510	511,942
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	8.994%		02/01/24	1,200	1,204,570

TOTAL SOVEREIGN BONDS (cost $168,556,036)					169,781,331

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Mortgage Corp.	2.500%		09/01/29	355	354,427
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	1,573	1,571,438
Federal Home Loan Mortgage Corp.	2.559	%(s)	12/14/29	2,400	1,747,832
Federal Home Loan Mortgage Corp.	3.000%		05/01/29	1,962	1,987,903
Federal Home Loan Mortgage Corp.	3.247	%(s)	07/15/32	1,000	663,168
Federal Home Loan Mortgage Corp.	3.500%		09/01/42	877	896,308
Federal Home Loan Mortgage Corp.	4.000%		11/01/37	1,756	1,825,434
Federal Home Loan Mortgage Corp.	4.000%		09/01/40	6,235	6,470,617
Federal Home Loan Mortgage Corp.	4.000%		11/01/40	2,862	2,974,395
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	2,787	2,892,769
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,338	1,386,421
Federal Home Loan Mortgage Corp.	4.000%		01/01/44	1,309	1,355,828
Federal Home Loan Mortgage Corp.	4.000%		06/01/48	1,511	1,559,610
Federal Home Loan Mortgage Corp.	4.000%		07/01/48	23,483	24,231,981
Federal Home Loan Mortgage Corp.	4.500%		12/01/40	1,683	1,782,092
Federal Home Loan Mortgage Corp.	4.500%		07/01/41	3,468	3,658,971
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32	3,400	4,689,719
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31	4,000	5,586,049
Federal National Mortgage Assoc.	2.500%		04/01/28	102	101,946
Federal National Mortgage Assoc.	2.500%		06/01/28	1,286	1,285,741
Federal National Mortgage Assoc.	2.500%		08/01/28	447	446,965
Federal National Mortgage Assoc.	2.500%		09/01/28	691	690,568
Federal National Mortgage Assoc.	3.000%		02/01/31	2,923	2,951,445
Federal National Mortgage Assoc.	3.000%		01/01/32	421	425,275
Federal National Mortgage Assoc.	3.000%		07/01/43	341	340,985
Federal National Mortgage Assoc.	3.000%		08/01/43	605	605,176
Federal National Mortgage Assoc.	3.000%		11/01/43	8,756	8,762,127
Federal National Mortgage Assoc.	3.500%		05/01/42	1,774	1,812,132
Federal National Mortgage Assoc.	3.500%		05/01/42	1,514	1,546,603
Federal National Mortgage Assoc.	3.500%		05/01/42	1,469	1,500,416
Federal National Mortgage Assoc.	3.500%		07/01/42	7,888	8,056,186
Federal National Mortgage Assoc.	3.500%		09/01/42	21,272	21,724,365
Federal National Mortgage Assoc.	3.500%		09/01/42	4,142	4,230,270
Federal National Mortgage Assoc.	3.500%		02/01/47	4,712	4,787,115
Federal National Mortgage Assoc.	4.000%		TBA	4,000	4,110,658
Federal National Mortgage Assoc.	4.000%		09/01/40	2,886	2,993,438
Federal National Mortgage Assoc.	4.000%		12/01/43	123	127,027
Federal National Mortgage Assoc.	4.000%		07/01/47	9,116	9,465,149
Federal National Mortgage Assoc.	4.000%		09/01/47	4,901	5,064,284
Federal National Mortgage Assoc.	4.000%		10/01/47	9,105	9,526,271

A1090

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%		11/01/47	2,477	$2,587,655
Federal National Mortgage Assoc.	4.000%		10/01/48	1,009	1,040,289
Federal National Mortgage Assoc.	4.000%		11/01/48	2,582	2,685,815
Federal National Mortgage Assoc.	4.500%		05/01/39	2,666	2,829,105
Federal National Mortgage Assoc.	4.500%		12/01/40	4,226	4,487,092
Federal National Mortgage Assoc.	4.500%		06/01/48	9,218	9,640,606
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	8,590	11,295,351
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	1,485	2,044,941
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	1,440	2,020,538
Government National Mortgage Assoc.	3.500%		09/15/41	327	335,868
Government National Mortgage Assoc.	3.500%		11/15/41	130	133,754
Government National Mortgage Assoc.	3.500%		11/15/41	6	6,027
Government National Mortgage Assoc.	3.500%		01/15/42	31	31,816
Government National Mortgage Assoc.	3.500%		02/15/42	244	250,775
Government National Mortgage Assoc.	3.500%		03/15/42	894	918,336
Government National Mortgage Assoc.	3.500%		03/15/42	13	13,741
Government National Mortgage Assoc.	3.500%		05/15/42	215	220,777
Government National Mortgage Assoc.	3.500%		06/15/42	131	134,768
Government National Mortgage Assoc.	3.500%		07/15/42	390	400,186
Government National Mortgage Assoc.	3.500%		07/15/42	383	393,265
Government National Mortgage Assoc.	3.500%		07/15/42	196	200,924
Government National Mortgage Assoc.	3.500%		07/15/42	47	48,718
Government National Mortgage Assoc.	3.500%		08/15/42	23	23,535
Government National Mortgage Assoc.	3.500%		01/15/43	157	161,912
Government National Mortgage Assoc.	3.500%		02/15/43	266	272,023
Government National Mortgage Assoc.	3.500%		04/15/43	591	608,426
Government National Mortgage Assoc.	3.500%		05/15/43	72	73,953
Government National Mortgage Assoc.	3.500%		05/15/43	45	46,111
Government National Mortgage Assoc.	3.500%		05/15/43	18	18,868
Government National Mortgage Assoc.	3.500%		05/15/43	17	17,092
Government National Mortgage Assoc.	3.500%		05/20/43	6,396	6,555,702
Government National Mortgage Assoc.	3.500%		07/15/43	399	409,846
Government National Mortgage Assoc.	3.500%		10/15/43	42	43,397
Government National Mortgage Assoc.	3.500%		11/15/43	40	41,011
Government National Mortgage Assoc.	3.500%		12/15/43	520	532,200
Government National Mortgage Assoc.	3.500%		01/15/44	196	201,428
Government National Mortgage Assoc.	4.000%		01/20/40	960	1,000,244
Government National Mortgage Assoc.	4.000%		10/20/40	918	955,473
Government National Mortgage Assoc.	4.000%		02/20/41	1,185	1,233,999
Government National Mortgage Assoc.	4.000%		12/20/46	5,887	6,089,128
Government National Mortgage Assoc.	4.000%		07/20/47	723	746,683
Government National Mortgage Assoc.	4.000%		01/20/48	27,484	28,387,627
Government National Mortgage Assoc.	4.500%		05/20/40	2,931	3,086,581
Government National Mortgage Assoc.	4.500%		12/20/40	2,695	2,839,740
Government National Mortgage Assoc.	4.500%		11/20/46	967	1,021,081
Government National Mortgage Assoc.	4.500%		08/20/48	9,749	10,128,727
Tennessee Valley Authority Generic Strip	2.723	%(s)	09/15/30	2,730	1,918,054
Tennessee Valley Authority Generic Strip	2.919	%(s)	03/15/33	600	382,769

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $265,795,636)					264,705,061

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds(h)(k)	3.375%		11/15/48	9,148	10,181,081
U.S. Treasury Notes	2.125%		03/31/24	3,450	3,430,863
U.S. Treasury Notes	2.375%		02/29/24	29,790	29,984,332
U.S. Treasury Notes	2.500%		02/28/26	9,770	9,881,057
U.S. Treasury Notes(k)	2.625%		12/31/23	12,735	12,951,396
U.S. Treasury Notes(a)	2.625%		02/15/29	20,520	20,896,734

A1091

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(h)	3.125%		11/15/28	7,320	$7,764,633
U.S. Treasury Strips Coupon(k)	1.898	%(s)	08/15/29	2,020	1,554,482
U.S. Treasury Strips Coupon(k)	2.100	%(s)	11/15/35	4,200	2,676,842
U.S. Treasury Strips Coupon(k)	2.174	%(s)	05/15/29	3,435	2,661,153

TOTAL U.S. TREASURY OBLIGATIONS (cost $101,223,036)					101,982,573

TOTAL LONG-TERM INVESTMENTS (cost $2,911,255,892)					2,931,671,756

				Shares

SHORT-TERM INVESTMENTS — 5.4%

AFFILIATED MUTUAL FUNDS — 5.3%
PGIM Core Ultra Short Bond Fund(w)				113,554,440	113,554,440
PGIM Institutional Money Market Fund (cost $44,204,051; includes $44,078,660 of cash collateral for securities on loan)(b)(w)				44,196,714	44,205,553

TOTAL AFFILIATED MUTUAL FUNDS (cost $157,758,491)					157,759,993

	Interest Rate		Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER — 0.1%
Ford Motor Credit Co. LLC (cost $2,228,437)	3.201	%(n)	04/09/19	2,230	2,227,922

OPTIONS PURCHASED~* — 0.0%
(cost $60,432)					679,005

TOTAL SHORT-TERM INVESTMENTS (cost $160,047,360)					160,666,920

TOTAL INVESTMENTS — 102.9% (cost $3,071,303,252)					3,092,338,676
Liabilities in excess of other assets(z) — (2.9)%					(85,717,750)

NET ASSETS — 100.0%					$3,006,620,926

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,715,266 and 0.4% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,179,937; cash collateral of $44,078,660 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

A1092

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(p)	Interest rate not available as of March 31, 2019.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	7,400	$41,104
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	4,900	25,366
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	4,657	42,276
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	11,320	96,868
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	22,471	209,613
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	22,780	219,131
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	4,528	44,647

Total OTC Traded (cost $60,432)							$679,005

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
6,269	5 Year U.S. Treasury Notes	Jun. 2019	$726,126,516	$6,475,023
2,949	10 Year U.S. Treasury Notes	Jun. 2019	366,321,094	4,458,405
170	10 Year U.S. Ultra Treasury Notes	Jun. 2019	22,572,812	449,341
384	20 Year U.S. Treasury Bonds	Jun. 2019	57,468,000	1,645,897
1,451	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	243,768,000	8,185,529

				21,214,195

Short Positions:
2,261	2 Year U.S. Treasury Notes	Jun. 2019	481,804,969	(1,833,754)
461	10 Year Euro-Bund.	Jun. 2019	86,019,272	(1,654,788)

				(3,488,542)

				$17,725,653

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/17/19	Goldman Sachs International	EUR	4,806	$5,454,353	$5,398,886	$—	$(55,467)

A1093

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	1,088	$783,659	$773,018	$10,641	$—
British Pound,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	25,083	32,547,132	32,697,082	—	(149,950)
Euro,
Expiring 04/17/19	Bank of America, N.A.	EUR	70,998	81,129,146	79,757,014	1,372,132	—
Expiring 04/17/19	Goldman Sachs International	EUR	1,286	1,456,880	1,444,351	12,529	—
Expiring 04/17/19	HSBC BANK USA, N.A.	EUR	150	170,666	168,505	2,161	—

				$116,087,483	$114,839,970	1,397,463	(149,950)

						$1,397,463	$(205,417)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/17/19	Buy	GBP	442	EUR	(513)	$—	$(884)	Bank of America, N.A.
04/17/19	Buy	GBP	619	EUR	(726)	—	(9,360)	UBS AG

						$—	$(10,244)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues – Sell Protection(2)*:
Federation of Malaysia	12/20/23	1.000%(Q)	4,500	0.702%	61,441	(4,375)	65,816	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	15,000	0.508%	335,756	(14,583)	350,339	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	4,500	7.836%	(1,101,859)	(4,375)	(1,097,484)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	22,500	1.618%	(598,617)	(21,875)	(576,742)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	4,500	0.392%	124,477	(4,375)	128,852	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	6,000	0.975%	8,522	(5,833)	14,355	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	6,000	1.176%	(44,772)	(5,833)	(38,939)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	4,500	8.209%	(1,148,248)	(4,375)	(1,143,873)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	4,500	0.587%	84,654	(4,375)	89,029	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	4,500	0.572%	87,797	(4,375)	92,172	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	4,500	0.680%	65,922	(4,375)	70,297	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	13,500	1.845%	(489,426)	(13,125)	(476,301)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	22,500	4.173%	(2,856,679)	(21,875)	(2,834,804)	Barclays Bank PLC

A1094

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues – Sell Protection(2)* (cont’d.):
Russian Federation	12/20/23	1.000%(Q)	13,500	1.257%	$(148,011)	$(13,125)	$(134,886)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	19,500	1.116%	(93,708)	(18,958)	(74,750)	Barclays Bank PLC

					$(5,712,751)	$(145,832)	$(5,566,919)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices - Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	150,000	5,236,590	$(42,500)	$5,279,090	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Italy	06/20/19	1.000%(Q)	2,680	$(5,876)	$(1,908)	$(3,968)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	2,800	9,035	62,638	(53,603)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	1,705	174,355	172,797	1,558	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	1,710	(2,105)	10,638	(12,743)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	(2,075)	26,566	(28,641)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(696)	9,160	(9,856)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(696)	3,306	(4,002)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(696)	9,976	(10,672)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	290	(357)	1,803	(2,160)	Citibank, N.A.

				$170,889	$294,976	$(124,087)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,300	3.285%	$(111,431)	$(127,162)	$15,731	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	2,000	3.654%	(236,716)	(432,500)	195,784	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,000	3.791%	(267,180)	(460,000)	192,820	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	970	4.000%	(156,777)	(175,640)	18,863	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	3,000	4.081%	(523,536)	(484,230)	(39,306)	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)	2,650	0.258%	24,859	(109,128)	133,987	Morgan Stanley &Co. International PLC
Kingdom of Spain	12/20/28	1.000%(Q)	3,554	0.967%	11,018	(22,940)	33,958	Bank of America, N.A.

A1095

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,425	2.269%	$(69,675)	$(78,778)	$9,103	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,405	2.269%	(68,697)	(93,238)	24,541	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.269%	(22,980)	(31,384)	8,404	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.269%	(22,980)	(26,106)	3,126	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	470	2.269%	(22,980)	(31,963)	8,983	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000	%(Q)	240	2.269%	(11,735)	(13,261)	1,526	Citibank, N.A.
Republic of Brazil	09/20/19	1.000	%(Q)	7,135	0.611%	15,725	16,684	(959)	HSBC BANK USA, N.A.
Republic of Italy	06/20/20	1.000	%(Q)	1,360	0.687%	5,624	(19,593)	25,217	Bank of America, N.A.
Republic of Italy	06/20/21	1.000	%(Q)	2,720	1.197%	(10,629)	(56,173)	45,544	Goldman Sachs International
Republic of Italy	12/20/21	1.000	%(Q)	2,680	1.419%	(28,414)	(99,575)	71,161	Bank of America, N.A.
Republic of Italy	06/20/23	1.000	%(Q)	2,800	1.840%	(90,281)	(168,498)	78,217	Bank of America, N.A.
Republic of Italy	06/20/23	1.000	%(Q)	2,710	1.840%	(87,379)	(128,212)	40,833	Goldman Sachs International
Republic of Portugal	06/20/23	1.000	%(Q)	680	0.605%	11,001	598	10,403	Bank of America, N.A.
Republic of Portugal	12/20/23	1.000	%(Q)	7,970	0.676%	117,662	7,383	110,279	BNP Paribas SA
Republic of Portugal	12/20/23	1.000	%(Q)	530	0.676%	7,824	246	7,578	JPMorgan Chase Bank, N.A.

						$(1,537,677)	$(2,533,470)	$995,793

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	43,900	$(2,642,780)	$(2,990,980)	$(348,200)
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	119,195	1,786,210	422,983	(1,363,227)

				$(856,570)	$(2,567,997)	$(1,711,427)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the

A1096

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements^:
173,100	04/26/19	—(3)	— (3)	$ (25,316)	$ —	$ (25,316)	Citigroup Global Markets, Inc.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMS minus 1.352% upon termination.

(4)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	11,880	01/04/27	12.095%(T)	1 Day BROIS(2)(T) 6 Month	$—	$979,975	$979,975
EUR	10,235	05/11/19	(0.144)%(A)	EURIBOR(1)(S) 6 Month	(14,693)	1,615	16,308
EUR	7,985	05/11/21	0.100%(A)	EURIBOR(1)(S) 6 Month	(19,446)	(73,862)	(54,416)
EUR	2,665	05/11/22	0.156%(A)	EURIBOR(1)(S) 6 Month	5,144	(34,430)	(39,574)
EUR	12,145	05/11/23	0.650%(A)	EURIBOR(1)(S) 6 Month	(96,387)	(493,856)	(397,469)
EUR	10,015	05/11/25	0.650%(A)	EURIBOR(1)(S) 6 Month	(46,664)	(449,352)	(402,688)
EUR	5,135	05/11/26	0.750%(A)	EURIBOR(1)(S) 6 Month	(7,494)	(269,255)	(261,761)
EUR	3,745	05/11/27	0.736%(A)	EURIBOR(1)(S) 6 Month	106,436	(181,053)	(287,489)
EUR	60,921	02/15/28	0.758%(A)	EURIBOR(2)(S) 6 Month	326,656	2,388,953	2,062,297
EUR	2,600	05/11/30	0.850%(A)	EURIBOR(1)(S) 6 Month	96,191	(116,680)	(212,871)
EUR	800	05/11/35	1.050%(A)	EURIBOR(1)(S) 6 Month	58,693	(35,005)	(93,698)
EUR	1,050	05/11/37	1.253%(A)	EURIBOR(1)(S) 3 Month	46,604	(79,026)	(125,630)
EUR	9,595	10/25/37	2.085%(A)	EURIBOR(2)(Q) 6 Month	—	586,372	586,372
EUR	9,595	10/25/37	2.114%(A)	EURIBOR(1)(S) 6 Month	—	(587,121)	(587,121)
EUR	730	05/11/42	1.350%(A)	EURIBOR(1)(S) 3 Month	30,388	(67,083)	(97,471)
EUR	6,140	03/19/48	1.650%(A)	EURIBOR(2)(Q) 6 Month	—	200,104	200,104
EUR	6,140	03/19/48	1.658%(A)	EURIBOR(1)(S) 6 Month GBP	—	(198,272)	(198,272)
GBP	5,120	05/08/21	0.716%(S)	LIBOR(1)(S) 6 Month JPY	61,020	39,652	(21,368)
JPY	7,551,940	12/17/20	0.015%(S)	LIBOR(1)(S) 6 Month JPY	—	(50,112)	(50,112)
JPY	3,129,460	01/29/21	(0.014)%(S)	LIBOR(1)(S)	—	(14,505)	(14,505)

A1097

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	69,705	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	$—	$70,772	$70,772
	63,450	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,960)	(285,485)	(283,525)
	7,890	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(88,916)	(88,916)
	10,745	09/27/22	2.360%(A)	1 Day USOIS(1)(A) 3 Month	127	(122,440)	(122,567)
	10,925	02/15/24	2.115%(S)	LIBOR(1)(Q) 3 Month	25,715	98,402	72,687
	25,542	02/15/24	2.151%(S)	LIBOR(1)(Q) 3 Month	(27,992)	186,644	214,636
	31,125	02/15/24	2.183%(S)	LIBOR(1)(Q)	(43,551)	175,095	218,646
	4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A) 3 Month	—	62,600	62,600
	15,675	08/15/24	2.168%(S)	LIBOR(1)(Q) 3 Month	—	113,784	113,784
	122,455	08/15/24	2.170%(S)	LIBOR(1)(Q) 3 Month	401,613	878,290	476,677
	44,955	08/15/24	2.176%(S)	LIBOR(1)(Q) 3 Month	154,012	309,429	155,417
	57,995	11/15/24	2.334%(S)	LIBOR(1)(Q)	178,653	(411,421)	(590,074)
	10,865	02/28/25	2.454%(A)	1 Day USOIS(1)(A) 3 Month	8,634	(256,174)	(264,808)
	2,880	02/28/25	3.019%(S)	LIBOR(1)(Q) 3 Month	—	(114,712)	(114,712)
	69,131	05/31/25	2.998%(S)	LIBOR(1)(Q)	(47,810)	(3,276,962)	(3,229,152)
	4,645	07/31/25	2.802%(A)	1 Day USOIS(1)(A) 3 Month	—	(214,565)	(214,565)
	21,625	07/31/25	3.105%(S)	LIBOR(1)(Q) 3 Month	17,061	(1,020,301)	(1,037,362)
	50,264	07/31/25	3.109%(S)	LIBOR(1)(Q) 3 Month	1,595	(2,385,027)	(2,386,622)
	4,305	01/08/26	2.210%(S)	LIBOR(1)(Q) 3 Month	169,599	37,685	(131,914)
	6,995	01/31/26	2.236%(S)	LIBOR(1)(Q)	—	32,321	32,321
	24,940	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	8,640	(350,143)	(358,783)
	10,675	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	233	(159,606)	(159,839)
	24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	463,155	139,734
	6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	83,484	74,753
	3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	29,753	29,753
	11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A) 3 Month	(7,813)	11,589	19,402
	7,830	05/08/27	2.309%(S)	LIBOR(1)(Q)	—	(11,776)	(11,776)
	5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A) 3 Month	—	119,455	119,455
	3,015	05/15/27	2.295%(S)	LIBOR(1)(Q)	—	(1,618)	(1,618)
	10,636	08/15/28	2.579%(A)	1 Day USOIS(1)(A) 3 Month	(39,440)	(415,350)	(375,910)
	11,374	08/15/28	2.835%(S)	LIBOR(1)(Q)	(45,193)	(424,218)	(379,025)
	4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A) 3 Month	239	817,302	817,063
	1,160	11/15/43	2.659%(S)	LIBOR(1)(Q)	—	(24,156)	(24,156)
	3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A) 3 Month	208	612,709	612,501
	1,730	04/09/48	2.545%(S)	LIBOR(1)(Q) 3 Month	—	5,316	5,316
	1,600	05/08/48	2.627%(S)	LIBOR(1)(Q) 3 Month	—	(23,850)	(23,850)
ZAR	16,470	07/16/28	8.170%(Q)	JIBAR(2)(Q)	(3,177)	20,636	23,813

					$1,627,993	$(3,911,240)	$(5,539,233)

A1098

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
IOS.FN30.450.10 Index(M)	1Month LIBOR(M)	Credit Suisse International	01/12/41	3,994	(37,459)	(8,185)	$(29,274)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$10,442,000	$24,972,827

A1099

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%

AFFILIATED MUTUAL FUNDS — 58.0%
AST Cohen & Steers Global Realty Portfolio*	178,467	$2,453,926
AST High Yield Portfolio*	105,013	1,114,188
AST Prudential Core Bond Portfolio*	1,931,211	24,371,885
AST QMA US Equity Alpha Portfolio*	775,879	24,323,818

TOTAL AFFILIATED MUTUAL FUNDS
(cost $43,390,935)(w)		52,263,817

COMMON STOCKS — 28.6%
Aerospace & Defense — 0.0%
Singapore Technologies Engineering Ltd. (Singapore)	7,400	20,439

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	16,077	523,592

Airlines — 1.0%
Deutsche Lufthansa AG (Germany)	23,425	515,500
Turk Hava Yollari AO (Turkey)*	150,184	350,065

		865,565

Auto Components — 0.0%
Hankook Tire Co. Ltd. (South Korea)	585	19,289

Automobiles — 0.4%
Hyundai Motor Co. (South Korea)	492	51,824
Kia Motors Corp. (South Korea)	3,163	98,262
Peugeot SA (France)	5,512	134,798
Renault SA (France)	767	50,848

		335,732

Banks — 2.6%
Agricultural Bank of China Ltd. (China) (Class H Stock)	313,000	144,513
Banco do Brasil SA (Brazil)	4,300	53,243
Bank of China Ltd. (China) (Class H Stock)	245,000	111,302
Bank of Communications Co. Ltd. (China) (Class H Stock)	156,000	127,879
BNK Financial Group, Inc. (South Korea)	22,832	134,296
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	80,000	51,026
China Construction Bank Corp. (China) (Class H Stock)	270,000	231,937
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	42,672
China Merchants Bank Co. Ltd. (China) (Class H Stock)	10,500	51,229
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	73,100	53,112
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	115,000	66,473
DGB Financial Group, Inc. (South Korea)	13,276	95,627
Hana Financial Group, Inc. (South Korea)	7,469	239,467
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	70,000	51,336
Industrial Bank of Korea (South Korea)	22,411	277,606
KB Financial Group, Inc. (South Korea)	3,355	123,790
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	89,000	51,015
Raiffeisen Bank International AG (Austria)	1,276	28,709
Sberbank of Russia PJSC (Russia)	16,880	55,084

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	3,281	$121,337
VTB Bank PJSC (Russia)	136,270,000	74,531
Woori Financial Group, Inc. (South Korea)	9,730	117,701

		2,303,885

Beverages — 0.4%
Coca-Cola HBC AG (Switzerland)*	8,007	272,637
Diageo PLC (United Kingdom)	2,479	101,374

		374,011

Building Products — 0.0%
KCC Corp. (South Korea)	48	13,458

Capital Markets — 0.4%
3i Group PLC (United Kingdom)	9,698	124,476
B3 SA - Brasil Bolsa Balcao (Brazil)	6,700	54,553
Hargreaves Lansdown PLC (United Kingdom)	3,269	79,395
Investec PLC (South Africa)	4,708	27,173
Yuanta Financial Holding Co. Ltd. (Taiwan)	144,000	82,045

		367,642

Chemicals — 0.9%
Arkema SA (France)	1,324	126,265
Asahi Kasei Corp. (Japan)	3,500	36,144
Hanwha Chemical Corp. (South Korea)	3,422	63,225
Israel Chemicals Ltd. (Israel)	22,225	115,640
Johnson Matthey PLC (United Kingdom)	907	37,158
Kaneka Corp. (Japan)	800	29,972
Lotte Chemical Corp. (South Korea)	204	52,265
Mitsubishi Chemical Holdings Corp. (Japan)	6,600	46,491
Mitsui Chemicals, Inc. (Japan)	2,100	50,704
PTT Global Chemical PCL (Thailand)	21,600	45,850
Showa Denko KK (Japan)	1,600	56,480
Sumitomo Chemical Co. Ltd. (Japan)	7,000	32,579
Teijin Ltd. (Japan)	2,800	46,190
Tosoh Corp. (Japan)	2,100	32,630

		771,593

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	7,826	50,371
G4S PLC (United Kingdom)	20,666	49,432

		99,803

Construction & Engineering — 0.3%
Daelim Industrial Co. Ltd. (South Korea)	1,515	128,906
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	2,815	12,635
GS Engineering & Construction Corp. (South Korea)	1,109	41,737
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	1,497	67,002

		250,280

Construction Materials — 0.1%
Siam Cement PCL (The) (Thailand)	3,600	54,718

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	2,900	38,274

A1100

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging — 0.2%
Klabin SA (Brazil), UTS	33,400	$144,848

Diversified Financial Services — 0.3%
Chailease Holding Co. Ltd. (Taiwan)	8,300	34,012
Grupo de Inversiones Suramericana SA (Colombia)	1,990	22,871
Haci Omer Sabanci Holding A/S (Turkey)	34,113	48,043
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	41,316
ORIX Corp. (Japan)	2,900	41,622
REC Ltd. (India)	27,450	60,668

		248,532

Diversified Telecommunication Services — 0.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	12,669	9,091
China Telecom Corp. Ltd. (China) (Class H Stock)	72,000	40,006
LG Uplus Corp. (South Korea)	14,296	194,744
Nippon Telegraph & Telephone Corp. (Japan)	5,800	246,335
Telkom SA SOC Ltd. (South Africa)	9,173	46,365

		536,541

Electric Utilities — 1.7%
Centrais Eletricas Brasileiras SA (Brazil)*	8,800	82,014
CEZ A/S (Czech Republic)	3,871	90,979
Chubu Electric Power Co., Inc. (Japan)	3,400	53,074
Chugoku Electric Power Co., Inc. (The) (Japan)	1,400	17,454
Enel SpA (Italy)	81,173	520,659
Inter RAO UES PJSC (Russia)	651,000	37,093
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	44,237
Kyushu Electric Power Co., Inc. (Japan)	4,000	47,206
PGE Polska Grupa Energetyczna SA (Poland)*	36,714	95,128
Terna Rete Elettrica Nazionale SpA (Italy)	20,263	128,642
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	68,500	433,096

		1,549,582

Electronic Equipment, Instruments & Components — 0.1%
LG Display Co. Ltd. (South Korea)*	3,049	52,477
Yokogawa Electric Corp. (Japan)	600	12,418

		64,895

Entertainment — 0.1%
Ubisoft Entertainment SA (France)*	655	58,436

Equity Real Estate Investment Trusts (REITs) — 0.1%
H&R Real Estate Investment Trust (Canada), UTS	1,600	28,029
Mirvac Group (Australia)	24,413	47,639
SmartCentres Real Estate Investment Trust (Canada)	800	20,959

		96,627

Food & Staples Retailing — 1.1%
Colruyt SA (Belgium)	702	51,839
Empire Co. Ltd. (Canada) (Class A Stock)	2,400	51,956

	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Jeronimo Martins SGPS SA (Portugal)	3,534	$52,157
Koninklijke Ahold Delhaize NV (Netherlands).	19,342	514,680
Wal-Mart de Mexico SAB de CV (Mexico)	128,000	342,186

		1,012,818

Food Products — 0.3%
Associated British Foods PLC (United Kingdom)	1,791	56,949
Charoen Pokphand Indonesia Tbk PT (Indonesia)	51,900	23,359
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	55,700	36,509
Indofood Sukses Makmur Tbk PT (Indonesia)	19,300	8,643
MEIJI Holdings Co. Ltd. (Japan)	400	32,471
Nestle Malaysia Bhd (Malaysia)	1,400	50,303
Yamazaki Baking Co. Ltd. (Japan)	3,200	51,903

		260,137

Gas Utilities — 0.3%
Osaka Gas Co. Ltd. (Japan)	5,300	104,613
Toho Gas Co. Ltd. (Japan)	1,500	67,390
Tokyo Gas Co. Ltd. (Japan)	4,500	121,630

		293,633

Health Care Equipment & Supplies — 0.2%
Cochlear Ltd. (Australia)	434	53,516
Hoya Corp. (Japan)	1,100	72,806
Straumann Holding AG (Switzerland)	66	54,035

		180,357

Hotels, Restaurants & Leisure — 0.5%
Aristocrat Leisure Ltd. (Australia)	2,657	46,246
Flight Centre Travel Group Ltd. (Australia)	3,057	91,220
InterContinental Hotels Group PLC (United Kingdom)	1,800	108,307
Merlin Entertainments PLC (United Kingdom), 144A	3,403	15,224
SJM Holdings Ltd. (Macau)	115,000	131,422
Wynn Macau Ltd. (Macau)	23,200	54,879

		447,298

Household Durables — 0.9%
Barratt Developments PLC (United Kingdom)	15,515	121,268
Berkeley Group Holdings PLC (United Kingdom)	2,518	121,022
Coway Co. Ltd. (South Korea)	1,508	125,408
LG Electronics, Inc. (South Korea)	1,856	123,072
Persimmon PLC (United Kingdom)	6,680	189,120
Taylor Wimpey PLC (United Kingdom)	40,205	91,979

		771,869

Independent Power & Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd. (Japan)	7,000	170,486

Industrial Conglomerates — 0.5%
Alfa SAB de CV (Mexico) (Class A Stock)	80,500	85,351
CITIC Ltd. (China)	19,000	28,430
CJ Corp. (South Korea)	521	57,103

A1101

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
CK Hutchison Holdings Ltd. (Hong Kong)	4,500	$47,340
Hanwha Corp. (South Korea)	1,902	50,926
LG Corp. (South Korea)	1,481	101,070
Sembcorp Industries Ltd. (Singapore)	6,900	13,008
Shanghai Industrial Holdings Ltd. (China)	3,000	7,074
SK Holdings Co. Ltd. (South Korea)	139	33,142

		423,444

Insurance — 1.6%
Aegon NV (Netherlands)	40,949	197,737
Ageas (Belgium)	961	46,360
AXA SA (France)	3,612	91,045
CNP Assurances (France)	2,360	51,939
DB Insurance Co. Ltd. (South Korea)	1,268	76,679
Direct Line Insurance Group PLC (United Kingdom)	10,260	47,228
Fairfax Financial Holdings Ltd. (Canada)	100	46,320
Hanwha Life Insurance Co. Ltd. (South Korea)	3,659	12,888
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,401	80,034
iA Financial Corp., Inc. (Canada)	800	29,501
NN Group NV (Netherlands)	9,118	379,359
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	48,000	54,594
Porto Seguro SA (Brazil)	700	9,613
Poste Italiane SpA (Italy), 144A	5,908	57,536
Power Corp. of Canada (Canada)	1,000	23,317
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	167	44,259
SCOR SE (France)	5,026	214,284
Sul America SA (Brazil), UTS	2,700	20,377

		1,483,070

Interactive Media & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	9,440	64,172

IT Services — 1.6%
Amadeus IT Group SA (Spain)	580	46,521
Atos SE (France)	560	54,079
HCL Technologies Ltd. (India)	34,329	539,761
Infosys Ltd. (India)	42,397	456,381
Tata Consultancy Services Ltd. (India)	6,650	192,515
Tech Mahindra Ltd. (India)	4,681	52,585
Wipro Ltd. (India)	30,085	110,857

		1,452,699

Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	1,301	34,990
Atlas Copco AB (Sweden) (Class B Stock)	1,114	27,623
Doosan Bobcat, Inc. (South Korea)	505	13,758
Epiroc AB (Sweden) (Class B Stock)*	1,114	10,668
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	406	119,053
Sandvik AB (Sweden)	2,950	48,063
SKF AB (Sweden) (Class B Stock)	794	13,204
Volvo AB (Sweden) (Class B Stock)	2,353	36,509

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (China)	52,600	$58,354

		362,222

Media — 0.3%
Axel Springer SE (Germany)	844	43,639
Pearson PLC (United Kingdom)	9,680	105,430
ProSiebenSat.1 Media SE (Germany)	3,080	44,038
RTL Group SA (Luxembourg)	2,303	125,876

		318,983

Metals & Mining — 1.1%
Alrosa PJSC (Russia)	70,890	99,895
ArcelorMittal (Luxembourg)	5,499	111,943
BHP Group PLC (Australia)	2,289	55,166
BlueScope Steel Ltd. (Australia)	5,486	54,495
Cia Siderurgica Nacional SA (Brazil)*	13,300	55,030
Hyundai Steel Co. (South Korea)	723	28,660
JFE Holdings, Inc. (Japan)	2,900	49,225
Magnitogorsk Iron & Steel Works PJSC (Russia)	60,800	41,728
MMC Norilsk Nickel PJSC (Russia)	310	64,584
Novolipetsk Steel PJSC (Russia)	12,380	32,085
POSCO (South Korea)	214	47,663
Rio Tinto Ltd. (Australia)	826	57,482
Rio Tinto PLC (Australia)	2,233	130,116
Severstal PJSC (Russia)	8,120	126,961
Vale SA (Brazil)	4,300	56,164

		1,011,197

Multiline Retail — 0.1%
Dollarama, Inc. (Canada)	1,200	32,013
Wesfarmers Ltd. (Australia)	2,169	53,390

		85,403

Oil, Gas & Consumable Fuels — 1.7%
Bukit ASAm Tbk PT (Indonesia)	194,300	57,576
Gazprom PJSC (Russia)	49,270	112,077
LUKOIL PJSC (Russia)	3,655	327,204
Neste OYJ (Finland)	1,866	199,122
Oil & Natural Gas Corp. Ltd. (India)	23,811	54,977
OMV AG (Austria)	9,006	489,102
Repsol SA (Spain)	3,009	51,565
Rosneft Oil Co. PJSC (Russia)	17,820	111,329
Surgutneftegas PJSC (Russia)	137,600	51,669
Tatneft PJSC (Russia)	4,770	54,684
TOTAL SA (France)	887	49,327

		1,558,632

Paper & Forest Products — 0.3%
Mondi PLC (United Kingdom)	2,285	50,603
Oji Holdings Corp. (Japan)	2,000	12,422
Stora Enso OYJ (Finland) (Class R Stock)	9,472	115,961
Suzano Papel e Celulose SA (Brazil)	4,400	52,031
UPM-Kymmene OYJ (Finland)	1,859	54,345

		285,362

Personal Products — 0.2%
L’Oreal SA (France)	214	57,654

A1102

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever NV (United Kingdom), CVA	1,739	$101,222

		158,876

Pharmaceuticals — 1.3%
Astellas Pharma, Inc. (Japan)	3,400	51,050
China Medical System Holdings Ltd. (China)	23,000	22,368
China Resources Pharmaceutical Group Ltd. (China), 144A	33,500	47,639
CSPC Pharmaceutical Group Ltd. (China)	30,000	56,049
GlaxoSmithKline PLC (United Kingdom)	2,577	53,559
Ipsen SA (France)	354	48,582
Richter Gedeon Nyrt (Hungary)	3,260	61,583
Roche Holding AG (Switzerland)	510	140,901
Sihuan Pharmaceutical Holdings Group Ltd. (China)	206,000	50,007
Sino Biopharmaceutical Ltd. (Hong Kong)	57,500	52,805
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	3,310	51,901
UCB SA (Belgium)	5,902	507,157

		1,143,601

Professional Services — 0.4%
Experian PLC (United Kingdom)	2,044	55,407
Intertek Group PLC (United Kingdom)	768	48,641
Randstad NV (Netherlands)	2,325	113,610
RELX PLC (United Kingdom)	4,721	101,006
Wolters Kluwer NV (Netherlands)	986	67,220

		385,884

Real Estate Management & Development — 2.3%
Agile Group Holdings Ltd. (China)	30,000	48,837
Aldar Properties PJSC (United Arab Emirates)	93,154	45,926
China Evergrande Group (China)	13,000	43,368
China Overseas Land & Investment Ltd. (China)	14,000	53,267
China Resources Land Ltd. (China)	12,000	53,941
CK Asset Holdings Ltd. (Hong Kong)	14,000	124,511
Country Garden Holdings Co. Ltd. (China)	21,000	32,997
Emaar Development PJSC (United Arab Emirates)	7,951	8,408
Emaar Properties PJSC (United Arab Emirates)	109,439	139,748
Greentown China Holdings Ltd. (China)	15,000	15,045
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	21,600	46,897
Hang Lung Group Ltd. (Hong Kong)	4,000	12,870
Hang Lung Properties Ltd. (Hong Kong)	21,000	51,347
Henderson Land Development Co. Ltd. (Hong Kong)	9,000	57,357
Hongkong Land Holdings Ltd. (Hong Kong)	16,900	120,328
Hysan Development Co. Ltd. (Hong Kong)	10,000	53,651
Kerry Properties Ltd. (Hong Kong)	37,500	168,245
New World Development Co. Ltd. (Hong Kong)	33,000	54,784
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd. (China) (Class B Stock)	2,800	4,112
Shimao Property Holdings Ltd. (China)	19,000	59,673

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sino Land Co. Ltd. (Hong Kong)	28,000	$54,280
Sino-Ocean Group Holding Ltd. (China)	83,000	36,433
SOHO China Ltd. (China)*	13,000	5,487
Sun Hung Kai Properties Ltd. (Hong Kong)	3,500	60,142
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	30,000	387,239
Swire Properties Ltd. (Hong Kong)	13,000	55,909
Wharf Holdings Ltd. (The) (Hong Kong)	45,000	136,088
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7,000	52,208
Wheelock & Co. Ltd. (Hong Kong)	19,000	139,353

		2,122,451

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	600	53,712
Canadian Pacific Railway Ltd. (Canada)	400	82,416

		136,128

Semiconductors & Semiconductor Equipment — 0.4%
Nanya Technology Corp. (Taiwan)	30,000	60,073
Phison Electronics Corp. (Taiwan)	4,000	39,293
SK Hynix, Inc. (South Korea)	3,676	240,775

		340,141

Software — 0.0%
Nice Ltd. (Israel)*	321	38,039

Specialty Retail — 0.5%
Hennes & Mauritz AB (Sweden) (Class B Stock)	25,846	430,766
Kingfisher PLC (United Kingdom)	17,318	53,060

		483,826

Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd. (Japan)	400	7,403
Konica Minolta, Inc. (Japan)	5,400	53,208
Ricoh Co. Ltd. (Japan)	1,000	10,455
Samsung Electronics Co. Ltd. (South Korea)	1,406	55,381

		126,447

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	226	55,036
Burberry Group PLC (United Kingdom)	21,205	540,053
Fila Korea Ltd. (South Korea)	906	62,408

		657,497

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	456	19,004
Gudang Garam Tbk PT (Indonesia)	8,800	51,421
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	192,500	50,821
Imperial Brands PLC (United Kingdom)	1,556	53,228
Swedish Match AB (Sweden)	1,267	64,628

		239,102

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	800	37,232
ITOCHU Corp. (Japan)	2,900	52,496
Marubeni Corp. (Japan)	6,800	47,035

A1103

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Mitsubishi Corp. (Japan)	1,900	$52,795
Posco International Corp. (South Korea)	626	9,802
Sumitomo Corp. (Japan)	3,100	42,895

		242,255

Transportation Infrastructure — 0.4%
Aena SME SA (Spain), 144A	1,140	205,551
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,796	137,844
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,000	17,731

		361,126

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,900	52,124

Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	2,300	49,503
NTT DOCOMO, Inc. (Japan)	5,600	124,101
SK Telecom Co. Ltd. (South Korea)	863	190,877

		364,481

TOTAL COMMON STOCKS (cost $25,896,239)		25,771,502

PREFERRED STOCKS — 0.5%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	160	10,763

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	5,400	51,982
Cia Energetica de Minas Gerais (Brazil) (PRFC)	13,900	48,992

		100,974

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea) (PRFC)*^	78	2,520

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	13,500	52,099

Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas PJSC (Russia) (PRFC)	235,400	146,717
Transneft PJSC (Russia) (PRFC)	23	61,699

		208,416

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,677	53,605

TOTAL PREFERRED STOCKS (cost $371,231)		428,377

UNAFFILIATED EXCHANGE TRADED FUNDS — 7.8%
iShares 10-20 Year Treasury Bond ETF	900	123,876
iShares 1-3 Year Treasury Bond ETF	9,200	773,904
iShares 20+ Year Treasury Bond ETF	6,700	847,148

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares 3-7 Year Treasury Bond ETF	11,600	$1,429,120
iShares 7-10 Year Treasury Bond ETF	9,000	960,030
iShares Core S&P 500 ETF	6,400	1,821,184
iShares MSCI India ETF	30,400	1,071,600

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $6,689,553)		7,026,862

TOTAL LONG-TERM INVESTMENTS (cost $76,347,958)		85,490,558

SHORT-TERM INVESTMENTS — 5.0%

AFFILIATED MUTUAL FUNDS — 4.8%
PGIM Core Ultra Short Bond Fund(w)	4,355,899	4,355,899
PGIM Institutional Money Market Fund(w)	43	43

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,355,942)		4,355,942

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
2.415%	06/20/19
(cost $198,933)		200	198,949

TOTAL SHORT-TERM INVESTMENTS (cost $4,554,875)			4,554,891

TOTAL INVESTMENTS — 99.9% (cost $80,902,833)			90,045,449
Other assets in excess of liabilities(z) —0.1%			73,454

NET ASSETS — 100.0%			$90,118,903

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,520 and 0.0% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1104

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
32	10 Year U.S. Treasury Notes	Jun. 2019	$3,975,000	$56,001

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$ —	$198,949

A1105

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.5%
COMMON STOCKS — 64.7%
Aerospace & Defense — 1.3%
AAR Corp.	73,500	$2,389,485
Airbus SE (France)	76,632	10,165,757
Arconic, Inc.(a)	726,600	13,885,326
Curtiss-Wright Corp.	66,800	7,571,112
Dassault Aviation SA (France)	338	499,866
Ducommun, Inc.*	6,400	278,528
General Dynamics Corp.	194,500	32,924,960
Lockheed Martin Corp.	104,000	31,216,640
Moog, Inc. (Class A Stock)	23,200	2,017,240
MTU Aero Engines AG (Germany)	71,557	16,238,601
QinetiQ Group PLC (United Kingdom)	799,403	3,136,397
Raytheon Co.	245,800	44,755,264
Singapore Technologies Engineering Ltd. (Singapore)	95,500	263,777
Spirit AeroSystems Holdings, Inc. (Class A Stock)	189,100	17,308,323
Teledyne Technologies, Inc.*	49,400	11,708,294
Thales SA (France)	13,963	1,675,019
United Technologies Corp.	282,900	36,462,981
Vectrus, Inc.*	42,100	1,119,439
Wesco Aircraft Holdings, Inc.*	152,000	1,336,080

		234,953,089

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	268,886	8,757,019
Hub Group, Inc. (Class A Stock)*	74,000	3,022,900
Oesterreichische Post AG (Austria)	5,079	215,343
SG Holdings Co. Ltd. (Japan)	150,200	4,374,660
United Parcel Service, Inc. (Class B Stock)	42,500	4,748,950

		21,118,872

Airlines — 0.5%
ANA Holdings, Inc. (Japan)	15,000	550,041
Deutsche Lufthansa AG (Germany)	999,307	21,991,151
easyJet PLC (United Kingdom)	21,458	312,687
Eva Airways Corp. (Taiwan)	58,000	28,437
Finnair OYJ (Finland)	23,594	212,626
Japan Airlines Co. Ltd. (Japan)	280,600	9,881,081
JetBlue Airways Corp.*(a)	1,164,700	19,054,492
Singapore Airlines Ltd. (Singapore)	71,800	512,710
Southwest Airlines Co.	632,000	32,807,120
Turk Hava Yollari AO (Turkey)*	2,441,457	5,690,817

		91,041,162

Auto Components — 0.3%
Adient PLC	147,200	1,907,711
American Axle & Manufacturing Holdings, Inc.*	177,400	2,538,594
Bosch Ltd. (India)	1,543	405,662
CIE Automotive SA (Spain)	9,294	250,858
Cie Generale des Etablissements Michelin SCA (France)	100,348	11,886,990
Dana, Inc.	1,039,300	18,437,182
Delphi Technologies PLC	43,600	839,736
Dometic Group AB (Sweden), 144A	39,849	313,861
Goodyear Tire & Rubber Co. (The)	129,700	2,354,055
Hankook Tire Co. Ltd. (South Korea)	9,808	323,395
Keihin Corp. (Japan)	158,500	2,592,743

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Koito Manufacturing Co. Ltd. (Japan)	15,000	$850,382
Modine Manufacturing Co.*	69,700	966,739
Nissin Kogyo Co. Ltd. (Japan)	38,300	480,027
Shandong Linglong Tyre Co. Ltd. (China) (Class A Stock)	28,300	75,023
Showa Corp. (Japan)	199,500	2,545,648
Tenneco, Inc. (Class A Stock)	130,400	2,889,664
Tower International, Inc.	38,300	805,449

		50,463,719

Automobiles — 0.6%
Bajaj Auto Ltd. (India)	22,224	935,623
Ferrari NV (Italy)	15,994	2,150,946
Fiat Chrysler Automobiles NV (United Kingdom)*	160,987	2,401,476
General Motors Co.	1,070,400	39,711,840
Great Wall Motor Co. Ltd. (China) (Class H Stock)	81,000	61,022
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	80,000	94,847
Honda Motor Co. Ltd. (Japan)	420,600	11,379,881
Hyundai Motor Co. (South Korea)	8,145	857,942
Isuzu Motors Ltd. (Japan)	605,800	7,970,457
Kia Motors Corp. (South Korea)	91,513	2,842,960
Mazda Motor Corp. (Japan)	76,300	853,205
Peugeot SA (France)	807,021	19,735,976
Renault SA (France)	13,276	880,131
Thor Industries, Inc.	300,800	18,760,896
Toyota Motor Corp. (Japan)	91,700	5,375,774
Volkswagen AG (Germany)	4,487	731,409

		114,744,385

Banks — 4.5%
ABN AMRO Group NV (Netherlands), CVA, 144A	56,126	1,267,077
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	55,738	143,862
Agricultural Bank of China Ltd. (China) (Class H Stock)	4,581,000	2,115,059
Associated Banc-Corp.	749,700	16,006,095
Banc of California, Inc.	16,500	228,360
BancFirst Corp.	5,500	286,825
Banco Bradesco SA (Brazil)	25,397	242,596
Banco do Brasil SA (Brazil)	159,100	1,969,982
Banco Santander Brasil SA (Brazil), UTS	85,500	952,754
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico)	48,100	65,694
Bancolombia SA (Colombia)	6,324	78,553
Bancorp, Inc. (The)*	94,300	761,944
Bank Central Asia Tbk PT (Indonesia)	257,000	500,871
Bank Leumi Le-Israel BM (Israel)	2,083,565	13,596,785
Bank of America Corp.	3,635,800	100,311,722
Bank of China Ltd. (China) (Class H Stock)	3,998,000	1,816,266
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,807,000	2,301,001
Bank of Ireland Group PLC (Ireland)	654,465	3,900,661
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	75,401

A1106

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	70,300	$2,522,364
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	44,400	79,226
Bank OZK	34,500	999,810
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,530,900	733,930
Banque Cantonale Vaudoise (Switzerland)	1,056	847,221
Barclays PLC (United Kingdom)	2,315,218	4,667,602
BAWAG Group AG (Austria), 144A	28,251	1,249,751
BNK Financial Group, Inc. (South Korea)	389,770	2,292,594
BNP Paribas SA (France)	151,320	7,250,732
Boston Private Financial Holdings, Inc.	136,000	1,490,560
BPER Banca (Italy)	53,506	219,170
Cadence BanCorp.	179,500	3,329,725
Chemical Financial Corp.	176,700	7,272,972
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,679,000	1,708,741
China Construction Bank Corp. (China) (Class H Stock)	4,751,000	4,081,227
China Everbright Bank Co. Ltd. (China) (Class H Stock)	578,000	274,051
China Merchants Bank Co. Ltd. (China) (Class H Stock)	169,000	824,539
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	1,945,700	1,413,682
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	2,166,000	1,252,010
Citigroup, Inc.	1,039,800	64,696,356
Credicorp Ltd. (Peru)	1,800	431,910
Credit Agricole SA (France)	1,175,347	14,217,041
Customers Bancorp, Inc.*	62,400	1,142,544
DGB Financial Group, Inc. (South Korea)	244,187	1,758,879
DNB ASA (Norway)	629,767	11,616,443
East West Bancorp, Inc.	453,845	21,770,945
Enterprise Financial Services Corp.	43,800	1,785,726
Erste Group Bank AG (Austria)*	39,436	1,451,651
Fifth Third Bancorp	188,800	4,761,536
Financial Institutions, Inc.	27,400	744,732
First Bancorp	17,800	618,728
First BanCorp. (Puerto Rico)	401,700	4,603,482
First Financial Corp.	15,200	638,400
First Horizon National Corp.	722,900	10,106,142
First Interstate BancSystem, Inc. (Class A Stock)	14,400	573,408
First Midwest Bancorp, Inc.	79,600	1,628,616
FNB Corp.(a)	1,336,500	14,166,900
Franklin Financial Network, Inc.	13,400	388,734
Great Southern Bancorp, Inc.	11,000	570,900
Great Western Bancorp, Inc.	52,600	1,661,634
Hachijuni Bank Ltd. (The) (Japan)	48,100	199,270
Hana Financial Group, Inc. (South Korea)	197,916	6,345,486
Hancock Whitney Corp.	484,600	19,577,840
Heartland Financial USA, Inc.	24,900	1,061,985
Heritage Commerce Corp.	39,400	476,740
Hilltop Holdings, Inc.	129,000	2,354,250
Hope Bancorp, Inc.	37,100	485,268
HSBC Holdings PLC (United Kingdom)	1,066,765	8,659,096
Huntington Bancshares, Inc.(a)	149,800	1,899,464

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
IBERIABANK Corp.	72,500	$5,198,975
Independent Bank Group, Inc.	39,300	2,015,697
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,852,000	2,091,587
Industrial Bank of Korea (South Korea)	454,585	5,630,968
ING Groep NV (Netherlands)	525,479	6,369,923
International Bancshares Corp.	131,500	5,000,945
Intesa Sanpaolo SpA (Italy)	1,637,204	3,992,942
Investors Bancorp, Inc.	23,300	276,105
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,336,563	8,071,003
JPMorgan Chase & Co.	1,035,200	104,793,296
KB Financial Group, Inc. (South Korea)	94,662	3,492,752
KBC Group NV (Belgium)	33,088	2,316,563
KeyCorp	307,700	4,846,275
Komercni banka A/S (Czech Republic)	24,939	1,019,950
Lloyds Banking Group PLC (United Kingdom)	9,564,941	7,757,023
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,596,278	16,624,408
Metropolitan Bank Holding Corp.*	11,800	410,522
MidWestOne Financial Group, Inc.	14,700	400,575
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,043,400	20,029,560
Mizuho Financial Group, Inc. (Japan)(a)	2,090,800	3,234,613
Nedbank Group Ltd. (South Africa)	56,480	985,268
Nishi-Nippon Financial Holdings, Inc. (Japan)	184,300	1,565,415
Nordea Bank Abp (Finland)(a)	407,578	3,107,007
OFG Bancorp (Puerto Rico)	99,500	1,969,105
OTP Bank Nyrt (Hungary)	6,064	266,935
PacWest Bancorp(a)	397,800	14,961,258
Pinnacle Financial Partners, Inc.	14,500	793,150
PNC Financial Services Group, Inc. (The)	15,700	1,925,762
Popular, Inc. (Puerto Rico)(a)	254,200	13,251,446
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	4,853,000	2,781,732
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	23,522	236,538
Preferred Bank	21,100	948,867
Qatar National Bank QPSC (Qatar)	11,956	592,544
QCR Holdings, Inc.	19,900	675,008
Raiffeisen Bank International AG (Austria)	41,276	928,686
Renasant Corp.	51,900	1,756,815
Republic Bancorp, Inc. (Class A Stock)	9,400	420,368
Resona Holdings, Inc. (Japan)	1,027,200	4,444,688
RHB Bank Bhd (Malaysia)	719,600	1,006,438
Royal Bank of Scotland Group PLC (United Kingdom)	624,262	2,012,345
Sberbank of Russia PJSC (Russia), ADR	96,869	1,291,733
Shinhan Financial Group Co. Ltd. (South Korea)	68,929	2,549,103
Shinsei Bank Ltd. (Japan)	20,300	288,308
Signature Bank	116,200	14,881,734
Simmons First National Corp. (Class A Stock)	141,800	3,471,264
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)(a)	1,485,394	12,873,248
Societe Generale SA (France)	105,014	3,041,365

A1107

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SpareBank 1 Nord Norge (Norway)	26,872	$198,860
SpareBank 1 SMN (Norway)	129,470	1,314,774
SpareBank 1 SR-Bank ASA (Norway)	203,298	2,345,746
Standard Bank Group Ltd. (South Africa)	35,854	461,112
Sterling Bancorp	288,700	5,378,481
Sumitomo Mitsui Trust Holdings, Inc. (Japan)(a)	45,300	1,627,656
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	1,197,771	12,644,019
Swedbank AB (Sweden) (Class A Stock)(a)	. 119,429	1,688,625
Synovus Financial Corp.	493,700	16,963,532
Taiwan Business Bank (Taiwan)	101,000	39,419
Texas Capital Bancshares, Inc.*	168,800	9,214,792
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	42,712	42,343
Umpqua Holdings Corp.	379,000	6,253,500
UniCredit SpA (Italy)	64,880	833,136
United Community Banks, Inc.	93,000	2,318,490
United Overseas Bank Ltd. (Singapore)	177,500	3,298,182
Veritex Holdings, Inc.	22,200	537,684
VTB Bank PJSC (Russia)	2,462,310,000	1,346,718
Wells Fargo & Co.	971,500	46,942,880
WesBanco, Inc.	17,900	711,525
Wintrust Financial Corp.	220,400	14,839,532
Woori Financial Group, Inc. (South Korea)	216,314	2,616,694

		817,743,033

Beverages — 1.1%
Ambev SA (Brazil)	9,400	40,406
Asahi Group Holdings Ltd. (Japan)	49,900	2,223,067
Britvic PLC (United Kingdom)	271,960	3,376,410
C&C Group PLC (Ireland)	59,311	213,167
Carlsberg A/S (Denmark) (Class B Stock)	13,990	1,750,033
Cia Cervecerias Unidas SA (Chile)	4,652	66,598
Coca-Cola Co. (The)	1,244,600	58,321,956
Coca-Cola Consolidated, Inc.	1,300	374,179
Coca-Cola European Partners PLC (United Kingdom)	293,100	15,164,993
Coca-Cola HBC AG (Switzerland)	110,326	3,756,576
Coca-Cola Icecek A/S (Turkey)	11,257	61,448
Diageo PLC (United Kingdom)	153,405	6,273,237
Keurig Dr. Pepper, Inc.(a)	100,700	2,816,579
Kirin Holdings Co. Ltd. (Japan)	107,800	2,570,449
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	38,212
Monster Beverage Corp.*	35,900	1,959,422
National Beverage Corp.(a)	102,500	5,917,325
PepsiCo, Inc.	703,018	86,154,856
Pernod Ricard SA (France)	28,369	5,097,359
Royal Unibrew A/S (Denmark)	6,806	502,683
Stock Spirits Group PLC (United Kingdom)	344,220	1,024,863
Treasury Wine Estates Ltd. (Australia)	19,519	207,080
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	7,400	104,885

		198,015,783

Biotechnology — 1.4%
Acorda Therapeutics, Inc.*(a)	207,400	2,756,346
Alexion Pharmaceuticals, Inc.*	190,200	25,711,236

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
AMAG Pharmaceuticals, Inc.*(a)	131,200	$1,689,856
Anika Therapeutics, Inc.*	29,000	876,960
Arena Pharmaceuticals, Inc.*	72,000	3,227,760
Arrowhead Pharmaceuticals, Inc.*(a)	25,500	467,925
Audentes Therapeutics, Inc.*	13,500	526,770
Biogen, Inc.*	153,600	36,307,968
BioSpecifics Technologies Corp.*	19,800	1,234,134
Celgene Corp.*	641,200	60,490,808
Concert Pharmaceuticals, Inc.*	46,900	566,083
CytomX Therapeutics, Inc.*	84,600	909,450
Eagle Pharmaceuticals, Inc.*(a)	21,700	1,095,633
Emergent BioSolutions, Inc.*	83,900	4,238,628
Exelixis, Inc.*	358,700	8,537,060
Five Prime Therapeutics, Inc.*(a)	24,800	332,320
Genomic Health, Inc.*	68,006	4,763,820
Gilead Sciences, Inc.	757,300	49,232,073
Incyte Corp.*	9,800	842,898
Insmed, Inc.*(a)	26,900	781,983
Karyopharm Therapeutics, Inc.*(a)	63,800	372,592
MacroGenics, Inc.*	57,300	1,030,254
Myriad Genetics, Inc.*	77,200	2,563,040
OPKO Health, Inc.*(a)	335,100	874,611
PDL BioPharma, Inc.*	263,900	981,708
PTC Therapeutics, Inc.*	52,900	1,991,156
REGENXBIO, Inc.*	10,600	607,486
Repligen Corp.*(a)	77,400	4,572,792
Retrophin, Inc.*	71,900	1,627,097
United Therapeutics Corp.*	178,600	20,962,282
Vanda Pharmaceuticals, Inc.*	97,400	1,792,160
Veracyte, Inc.*	139,000	3,477,780
Vericel Corp.*	94,700	1,658,197
Vertex Pharmaceuticals, Inc.*	30,300	5,573,685
Voyager Therapeutics, Inc.*	31,700	606,738

		253,281,289

Building Products — 0.2%
Apogee Enterprises, Inc.	54,300	2,035,707
Builders FirstSource, Inc.*	105,900	1,412,706
Continental Building Products, Inc.*	306,800	7,605,572
Griffon Corp.	37,000	683,760
GWA Group Ltd. (Australia)	96,028	216,946
Lindab International AB (Sweden)	21,712	197,775
NCI Building Systems, Inc.*	379,100	2,335,256
Nibe Industrier AB (Sweden) (Class B Stock)	42,348	542,456
Patrick Industries, Inc.*	2,300	104,236
Resideo Technologies, Inc.*	873,483	16,849,487
Takasago Thermal Engineering Co. Ltd. (Japan)	56,700	912,746
Universal Forest Products, Inc.	90,400	2,702,056

		35,598,703

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	878,017	11,269,552
Affiliated Managers Group, Inc.	12,700	1,360,297
Ameriprise Financial, Inc.	238,800	30,590,280
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	76,206	3,485,947
B3 SA - Brasil Bolsa Balcao (Brazil)	692,300	5,636,923

A1108

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
BGC Partners, Inc. (Class A Stock)	93,800	$498,078
BrightSphere Investment Group PLC	162,600	2,204,856
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	2,560,000	545,469
Donnelley Financial Solutions, Inc.*	90,400	1,345,152
Evercore, Inc. (Class A Stock)	203,000	18,473,000
Federated Investors, Inc. (Class B Stock)(a)	101,200	2,966,172
Flow Traders (Netherlands), 144A	6,635	183,142
Goldman Sachs Group, Inc. (The)	72,300	13,880,877
Greenhill & Co., Inc.(a)	46,500	1,000,215
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	15,600	34,983
Haitong International Securities Group Ltd. (Hong Kong)	4,148,000	1,642,086
Hargreaves Lansdown PLC (United Kingdom)	38,105	925,465
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	33,700	1,177,857
Houlihan Lokey, Inc.	64,800	2,971,080
IG Group Holdings PLC (United Kingdom)	48,881	331,313
Intermediate Capital Group PLC (United Kingdom)	65,577	910,784
INTL. FCStone, Inc.*	16,500	639,540
Investec PLC (South Africa)	129,495	747,400
Jafco Co. Ltd. (Japan)	5,900	211,110
Janus Henderson Group PLC (United Kingdom)(a)	548,400	13,699,032
Jupiter Fund Management PLC (United Kingdom)	57,032	268,840
LPL Financial Holdings, Inc.	230,000	16,019,500
Macquarie Group Ltd. (Australia)	215,643	19,810,436
Magellan Financial Group Ltd. (Australia)	17,313	447,403
Morgan Stanley	1,015,500	42,854,100
Partners Group Holding AG (Switzerland)	2,279	1,657,493
Piper Jaffray Cos.	12,200	888,526
Reinet Investments SCA (Luxembourg)	3,972	67,911
SBI Holdings, Inc. (Japan)	29,900	667,192
SEI Investments Co.	124,300	6,494,675
Singapore Exchange Ltd. (Singapore)	106,900	577,380
State Street Corp.	213,000	14,017,530
Stifel Financial Corp.	294,200	15,521,992
Yuanta Financial Holding Co. Ltd. (Taiwan)	3,672,000	2,092,122

		238,115,710

Chemicals — 1.2%
ADEKA Corp. (Japan)	47,100	690,809
AdvanSix, Inc.*	42,000	1,199,940
Arkema SA (France)	29,734	2,835,629
Asahi Kasei Corp. (Japan)	55,800	576,243
Cabot Corp.	126,700	5,274,521
Chemours Co. (The)	634,100	23,563,156
Covestro AG (Germany), 144A	21,854	1,205,568
Elkem ASA (Norway), 144A*	61,785	220,006
Hanwha Chemical Corp. (South Korea)	44,587	823,789
Huntsman Corp.	658,300	14,805,167
Indorama Ventures PCL (Thailand)	185,405	291,434
Ingevity Corp.*	55,600	5,871,916
Innospec, Inc.	12,700	1,058,545
Ishihara Sangyo Kaisha Ltd. (Japan)	115,000	1,172,130

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Israel Chemicals Ltd. (Israel)	166,169	$864,601
Kaneka Corp. (Japan)	13,800	517,024
Koppers Holdings, Inc.*	51,800	1,345,764
Kraton Corp.*	44,200	1,422,356
Kumho Petrochemical Co. Ltd. (South Korea)	489	41,028
Kureha Corp. (Japan)	3,500	196,219
Lotte Chemical Corp. (South Korea)	3,156	808,569
LyondellBasell Industries NV (Class A Stock)(a)	479,100	40,282,728
Mitsubishi Chemical Holdings Corp. (Japan)	1,947,000	13,714,846
Mitsubishi Gas Chemical Co., Inc. (Japan)	21,600	308,447
Mitsui Chemicals, Inc. (Japan)	33,100	799,185
Mosaic Co. (The)	399,300	10,904,883
Olin Corp.	968,200	22,404,148
Petronas Chemicals Group Bhd (Malaysia)	335,900	753,905
PolyOne Corp.	357,900	10,490,049
PTT Global Chemical PCL (Thailand)	371,600	788,796
Rayonier Advanced Materials, Inc.	112,700	1,528,212
Shin-Etsu Chemical Co. Ltd. (Japan)	195,900	16,444,825
Shin-Etsu Polymer Co. Ltd. (Japan)	79,100	584,361
Showa Denko KK (Japan)	290,900	10,268,693
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	1,148,000	548,188
Solvay SA (Belgium)	9,829	1,065,872
Stepan Co.	12,100	1,058,992
Sumitomo Chemical Co. Ltd. (Japan)	2,548,000	11,858,697
Teijin Ltd. (Japan)	42,500	701,101
Tokai Carbon Co. Ltd. (Japan)(a)	26,700	334,524
Tokuyama Corp. (Japan)	7,900	186,425
Tosoh Corp. (Japan)	36,300	564,025
Trinseo SA	113,400	5,137,020

		215,512,336

Commercial Services & Supplies — 0.2%
Babcock International Group PLC (United Kingdom)	177,410	1,141,887
Bravida Holding AB (Sweden), 144A	275,037	2,424,483
BrightView Holdings, Inc.*	30,100	433,440
Dai Nippon Printing Co. Ltd. (Japan)	33,700	806,438
Deluxe Corp.	230,800	10,090,576
Ennis, Inc.(a)	28,300	587,508
G4S PLC (United Kingdom)	342,377	818,955
Herman Miller, Inc.	355,700	12,513,526
Japan Elevator Service Holdings Co. Ltd. (Japan)(a)	106,100	2,165,114
Kimball International, Inc. (Class B Stock)	16,100	227,654
Loomis AB (Sweden) (Class B Stock)	9,559	329,816
Pitney Bowes, Inc.(a)	618,000	4,245,660
RR Donnelley & Sons Co.	170,600	805,232
Secom Co. Ltd. (Japan)	27,300	2,338,358
SP Plus Corp.*	54,100	1,845,892
Steelcase, Inc. (Class A Stock)	102,100	1,485,555

		42,260,094

Communications Equipment — 0.9%
Acacia Communications, Inc.*	82,100	4,708,435
Ciena Corp.*	271,100	10,122,874
Cisco Systems, Inc.	1,894,300	102,273,257

A1109

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
CommScope Holding Co., Inc.*	1,175,300	$25,539,269
Comtech Telecommunications Corp.	19,200	445,824
Extreme Networks, Inc.*	213,900	1,602,111
Ituran Location and Control Ltd. (Israel)	5,700	194,654
NetScout Systems, Inc.*(a)	445,900	12,516,413
ViaSat, Inc.*(a)	59,900	4,642,250

		162,045,087

Construction & Engineering — 0.7%
ACS Actividades de Construccion y Servicios SA (Spain)	186,158	8,186,010
AECOM*	310,800	9,221,436
Balfour Beatty PLC (United Kingdom)	93,667	320,100
China Railway Construction Corp. Ltd. (China) (Class H Stock)	157,000	206,728
China Railway Group Ltd. (China) (Class H Stock)	1,092,000	998,047
China State Construction Engineering Corp. Ltd. (China) (Class A Stock)	60,100	54,814
CIMIC Group Ltd. (Australia)	214,581	7,353,045
Comfort Systems USA, Inc.	40,800	2,137,512
Daelim Industrial Co. Ltd. (South Korea)	28,229	2,401,898
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	47,199	211,849
Daiho Corp. (Japan)	44,800	1,308,470
EMCOR Group, Inc.	451,300	32,981,004
Ferrovial SA (Spain)	33,365	782,339
Fluor Corp.	236,700	8,710,560
GS Engineering & Construction Corp. (South Korea)	18,590	699,632
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	25,209	1,128,287
HOCHTIEF AG (Germany)	50,546	7,336,291
John Laing Group PLC (United Kingdom), 144A	67,583	334,671
Kajima Corp. (Japan)	59,500	879,060
KBR, Inc.	780,100	14,892,109
Kinden Corp. (Japan)	18,100	299,870
Koninklijke BAM Groep NV (Netherlands)	48,997	211,687
Koninklijke Volkerwessels NV (Netherlands)	10,649	220,105
Kyowa Exeo Corp. (Japan)	11,300	312,254
Kyudenko Corp. (Japan)	5,600	175,460
Larsen & Toubro Ltd. (India)	12,367	247,767
MasTec, Inc.*	146,900	7,065,890
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	382,000	113,056
NRW Holdings Ltd. (Australia)	441,216	746,128
Obayashi Corp. (Japan)	85,200	858,043
Peab AB (Sweden)	24,273	210,021
Quanta Services, Inc.	86,900	3,279,606
Sanki Engineering Co. Ltd. (Japan)	26,300	287,463
Shimizu Corp. (Japan)	71,200	618,967
Taisei Corp. (Japan)	300,200	13,945,308
Toda Corp. (Japan)	43,400	266,554
YIT OYJ (Finland)(a)	151,177	876,655

		129,878,696

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	215,500	$1,321,734
Cemex SAB de CV (Mexico), UTS*	1,767,200	824,865
China National Building Material Co. Ltd. (China) (Class H Stock)	986,000	782,093
China Resources Cement Holdings Ltd. (China)	64,000	66,275
CRH PLC (Ireland)	110,030	3,418,275
Eagle Materials, Inc.	111,100	9,365,730
HeidelbergCement AG (Germany)	19,557	1,411,191
Siam Cement PCL (The) (Thailand)	55,800	848,134
Taiheiyo Cement Corp. (Japan)	94,400	3,148,449
United States Lime & Minerals, Inc.	5,100	393,312
Wienerberger AG (Austria)	118,836	2,523,112

		24,103,170

Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)	59,000	210,604
Capital One Financial Corp.	538,000	43,949,220
Cembra Money Bank AG (Switzerland)	3,826	362,322
Credit Saison Co. Ltd. (Japan)	49,000	646,691
Green Dot Corp. (Class A Stock)*(a)	4,800	291,120
Hitachi Capital Corp. (Japan)	9,100	210,904
Navient Corp.	1,305,100	15,100,007
Nelnet, Inc. (Class A Stock)	13,027	717,397
OneMain Holdings, Inc.	428,400	13,601,700
Orient Corp. (Japan)	612,800	625,645
SLM Corp.	1,141,400	11,311,274

		87,026,884

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	185,000	7,631,250
Klabin SA (Brazil), UTS	431,700	1,872,187
Owens-Illinois, Inc.	659,000	12,507,820
Silgan Holdings, Inc.	104,800	3,105,224
Westrock Co.(a)	247,500	9,491,625

		34,608,106

Distributors — 0.3%
Canon Marketing Japan, Inc. (Japan)	10,400	204,653
Core-Mark Holding Co., Inc.	80,500	2,988,965
Genuine Parts Co.	219,000	24,534,570
LKQ Corp.*	856,200	24,298,956
Paltac Corp. (Japan)	4,200	228,552

		52,255,696

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	269,700	12,492,504
American Public Education, Inc.*	22,500	677,700
Career Education Corp.*	67,500	1,115,100
IDP Education Ltd. (Australia)	20,020	207,454
Laureate Education, Inc. (Class A Stock)*	195,100	2,920,647
Service Corp. International	227,900	9,150,185

		26,563,590

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	90,800	1,828,712
Berkshire Hathaway, Inc. (Class B Stock)*	305,186	61,308,816
Chailease Holding Co. Ltd. (Taiwan)	148,500	608,532
Far East Horizon Ltd. (China)	57,000	60,612

A1110

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
FGL Holdings(a)	302,000	$2,376,740
Grupo de Inversiones Suramericana SA (Colombia)	92,773	1,066,239
Haci Omer Sabanci Holding A/S (Turkey)	713,250	1,004,504
Industrivarden AB (Sweden) (Class C Stock)	21,875	459,074
KBC Ancora (Belgium)	4,606	214,269
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	625,000	3,187,974
On Deck Capital, Inc.*	117,200	635,224
ORIX Corp. (Japan)	744,700	10,688,313
Pargesa Holding SA (Switzerland)	5,164	405,010
Power Finance Corp. Ltd. (India)	625,981	1,112,466
REC Ltd. (India)	664,569	1,468,772
RMB Holdings Ltd. (South Africa)	19,007	100,165

		86,525,422

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	2,635,508	82,649,531
ATN International, Inc.(a)	17,700	998,103
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	508,951	365,198
Bharti Infratel Ltd. (India)	8,302	37,540
BT Group PLC (United Kingdom)	1,112,726	3,236,252
China Communications Services Corp. Ltd. (China) (Class H Stock)	1,096,000	978,078
China Telecom Corp. Ltd. (China) (Class H Stock)	1,778,000	987,916
China Unicom Hong Kong Ltd. (China)	746,000	947,245
CITIC Telecom International Holdings Ltd. (China)	6,801,000	3,064,078
Deutsche Telekom AG (Germany)	1,299,988	21,611,768
Hellenic Telecommunications Organization SA (Greece)	6,414	85,806
HKT Trust & HKT Ltd. (Hong Kong)	907,000	1,458,835
LG Uplus Corp. (South Korea)	241,970	3,296,174
Nippon Telegraph & Telephone Corp. (Japan)	488,400	20,743,079
Sunrise Communications Group AG (Switzerland), 144A*	37,449	2,763,612
Swisscom AG (Switzerland)	3,529	1,729,230
Telecom Italia SpA (Italy), RSP	930,071	529,789
Telefonica SA (Spain)	625,387	5,247,235
Telekom Austria AG (Austria)*	65,527	476,757
Telenor ASA (Norway)	485,388	9,728,607
Telkom SA SOC Ltd. (South Africa)	215,316	1,088,326
Telstra Corp. Ltd. (Australia)	560,915	1,321,686
Verizon Communications, Inc.	1,363,900	80,647,407

		243,992,252

Electric Utilities — 1.0%
ALLETE, Inc.	66,000	5,427,180
Centrais Eletricas Brasileiras SA (Brazil)*	102,224	952,700
CEZ A/S (Czech Republic)	47,873	1,125,140
Chubu Electric Power Co., Inc. (Japan)	140,900	2,199,456
Chugoku Electric Power Co., Inc. (The) (Japan)	68,100	849,006
Contact Energy Ltd. (New Zealand)	95,342	450,724
Endesa SA (Spain)	268,967	6,864,617

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Enel Americas SA (Chile)	2,709,845	$481,756
Enel SpA (Italy)	4,945,146	31,719,129
Eversource Energy	152,500	10,819,875
Exelon Corp.	1,100,200	55,153,026
Hawaiian Electric Industries, Inc.	122,900	5,010,633
Iberdrola SA (Spain)	1,434,384	12,590,531
IDACORP, Inc.	28,400	2,826,936
Inter RAO UES PJSC (Russia)	12,382,000	705,509
Interconexion Electrica SA ESP (Colombia)	11,732	58,733
Kansai Electric Power Co., Inc. (The) (Japan)	781,700	11,526,744
Kyushu Electric Power Co., Inc. (Japan)	63,200	745,849
MGE Energy, Inc.	22,700	1,542,919
OGE Energy Corp.	18,300	789,096
PGE Polska Grupa Energetyczna SA (Poland)*	527,227	1,366,071
PNM Resources, Inc.	141,600	6,703,344
Portland General Electric Co.	108,400	5,619,456
Power Grid Corp. of India Ltd. (India)	244,606	698,449
Southern Co. (The)	131,600	6,801,088
Tenaga Nasional Bhd (Malaysia)	79,800	247,712
Terna Rete Elettrica Nazionale SpA (Italy)	520,964	3,307,401
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,316,600	8,324,297

		184,907,377

Electrical Equipment — 0.3%
Acuity Brands, Inc.	179,600	21,553,796
Atkore International Group, Inc.*	95,600	2,058,268
Encore Wire Corp.	28,900	1,653,658
EnerSys	106,000	6,906,960
Generac Holdings, Inc.*	43,700	2,238,751
Hubbell, Inc.	28,700	3,386,026
Huber + Suhner AG (Switzerland)	2,853	206,099
Mersen SA (France)	6,512	210,747
Nippon Carbon Co. Ltd. (Japan)(a)	4,600	204,441
nVent Electric PLC	74,400	2,007,312
Regal Beloit Corp.	180,200	14,752,974
Schneider Electric SE (France)	40,075	3,147,497
Signify NV (Netherlands), 144A	14,615	391,336
Sinfonia Technology Co. Ltd. (Japan)	16,500	201,922
Toyo Tanso Co. Ltd. (Japan)	104,000	1,935,701
Vestas Wind Systems A/S (Denmark)	8,120	683,959

		61,539,447

Electronic Equipment, Instruments & Components — 1.1%
Anixter International, Inc.*	111,300	6,245,043
Anritsu Corp. (Japan)	18,800	348,658
Arrow Electronics, Inc.*	110,600	8,522,836
AT&S Austria Technologie & Systemtechnik AG (Austria)	40,048	690,962
AU Optronics Corp. (Taiwan)	1,265,000	465,889
Avnet, Inc.(a)	716,089	31,056,780
AVX Corp.	40,000	693,600
Azbil Corp. (Japan)	85,800	2,008,873
Barco NV (Belgium)	1,434	219,841
CDW Corp.	173,500	16,720,195
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	39,000	30,954

A1111

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Daiwabo Holdings Co. Ltd. (Japan)	21,900	$1,260,674
Delta Electronics, Inc. (Taiwan)	246,000	1,273,440
Electrocomponents PLC (United Kingdom)	636,985	4,667,980
ePlus, Inc.*	5,500	486,970
Halma PLC (United Kingdom)	52,401	1,142,300
Hioki EE Corp. (Japan)	11,000	471,114
Hosiden Corp. (Japan)	194,400	1,628,962
Insight Enterprises, Inc.*	31,600	1,739,896
Jabil, Inc.	609,500	16,206,605
Jenoptik AG (Germany)	26,049	973,716
Kingboard Laminates Holdings Ltd. (Hong Kong)	71,000	74,959
Landis+Gyr Group AG (Switzerland)*(a)	12,945	820,256
LG Display Co. Ltd. (South Korea)*	46,962	808,278
National Instruments Corp.	117,200	5,198,992
PC Connection, Inc.	16,300	597,721
Samsung Electro-Mechanics Co. Ltd. (South Korea)	1,438	132,750
Sanmina Corp.*	83,600	2,411,860
ScanSource, Inc.*	55,300	1,980,846
Spectris PLC (United Kingdom)	15,239	498,917
SYNNEX Corp.	268,400	25,602,676
Taiyo Yuden Co. Ltd. (Japan)	397,800	7,835,628
Tech Data Corp.*	245,900	25,182,619
Trimble, Inc.*	23,300	941,320
Venture Corp. Ltd. (Singapore)	36,700	486,971
Vishay Intertechnology, Inc.(a)	436,700	8,065,849
Walsin Technology Corp. (Taiwan)	73,000	477,556
Yageo Corp. (Taiwan)	70,537	744,627
Zebra Technologies Corp. (Class A Stock)*	118,500	24,829,305
Zhen Ding Technology Holding Ltd. (Taiwan)	367,000	1,143,656

		204,690,074

Energy Equipment & Services — 0.2%
Apergy Corp.*	57,200	2,348,632
Archrock, Inc.	617,700	6,041,106
C&J Energy Services, Inc.*	171,800	2,666,336
Diamond Offshore Drilling, Inc.*(a)	21,800	228,682
Exterran Corp.*	40,800	687,480
Helix Energy Solutions Group, Inc.*	207,600	1,642,116
KLX Energy Services Holdings, Inc.*	45,300	1,138,842
Mammoth Energy Services, Inc.(a)	133,600	2,224,440
Matrix Service Co.*	70,700	1,384,306
Oceaneering International, Inc.*	422,200	6,658,094
Superior Energy Services, Inc.*	1,102,100	5,146,807
TGS NOPEC Geophysical Co. ASA (Norway)	12,935	354,039
Unit Corp.*	106,400	1,515,136

		32,036,016

Entertainment — 0.7%
Borussia Dortmund GmbH & Co. KGaA (Germany)	88,840	817,724
Capcom Co. Ltd. (Japan)	10,600	237,378
China Film Co. Ltd. (China) (Class A Stock)	17,300	45,794
Cinemark Holdings, Inc.(a)	489,600	19,579,104
Cineworld Group PLC (United Kingdom)	129,349	494,050
Daiichikosho Co. Ltd. (Japan)	5,300	271,020

	Shares	Value
COMMON STOCKS (Continued)
Entertainment (cont’d.)
GungHo Online Entertainment, Inc. (Japan)(a)	2,747,900	$9,995,052
Live Nation Entertainment, Inc.*	69,000	4,384,260
Marcus Corp. (The)	69,700	2,791,485
Toei Animation Co. Ltd. (Japan)	6,100	300,617
Toei Co. Ltd. (Japan)	5,900	784,926
Ubisoft Entertainment SA (France)*	11,296	1,007,771
Viacom, Inc. (Class B Stock)	460,300	12,920,621
Walt Disney Co. (The)	675,300	74,978,559

		128,608,361

Equity Real Estate Investment Trusts (REITs) — 2.5%
Advance Residence Investment Corp. (Japan)	161	448,348
American Assets Trust, Inc.	38,300	1,756,438
American Campus Communities, Inc.	209,000	9,944,220
American Tower Corp.	131,900	25,992,214
Apple Hospitality REIT, Inc.	665,600	10,849,280
Armada Hoffler Properties, Inc.	68,700	1,071,033
Ashford Hospitality Trust, Inc.	96,500	458,375
Braemar Hotels & Resorts, Inc.	36,500	445,665
Brixmor Property Group, Inc.	542,200	9,960,214
BWP Trust (Australia)	80,800	214,582
Camden Property Trust	269,600	27,364,400
CapitaLand Mall Trust (Singapore)	339,000	595,310
Champion REIT (Hong Kong)	3,479,000	3,016,746
Charter Hall Group (Australia)	135,426	987,955
Chesapeake Lodging Trust	58,800	1,635,228
CoreCivic, Inc.	1,069,700	20,805,665
CorePoint Lodging, Inc.	104,400	1,166,148
Corporate Office Properties Trust	400,900	10,944,570
Cousins Properties, Inc.	439,400	4,244,604
Daiwa Office Investment Corp. (Japan)	42	298,698
Dexus (Australia)	133,017	1,203,481
DiamondRock Hospitality Co.	401,000	4,342,830
Douglas Emmett, Inc.	424,500	17,158,290
EPR Properties	221,200	17,010,280
Equinix, Inc.	23,800	10,785,208
Fibra Uno Administracion SA de CV (Mexico)	88,800	122,379
Franklin Street Properties Corp.	598,054	4,300,008
Front Yard Residential Corp.	39,700	368,019
Gaming & Leisure Properties, Inc.	150,600	5,808,642
GEO Group, Inc. (The)	1,226,345	23,545,824
Goodman Group (Australia)	1,908,230	18,089,614
H&R Real Estate Investment Trust (Canada), UTS	52,200	914,433
Hammerson PLC (United Kingdom)	100,570	440,256
Hersha Hospitality Trust	36,300	622,182
Highwoods Properties, Inc.	175,000	8,186,500
Hospitality Properties Trust	208,146	5,476,321
Host Hotels & Resorts, Inc.	1,243,400	23,500,260
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	53,882	390,379
Industrial Logistics Properties Trust	21,400	431,638
InfraREIT, Inc.	81,000	1,698,570
JBG SMITH Properties	85,900	3,551,965
Kite Realty Group Trust	26,700	426,933
Klepierre SA (France)	26,397	924,668

A1112

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Lamar Advertising Co. (Class A Stock)	111,200	$8,813,712
Land Securities Group PLC (United Kingdom)	1,177,322	14,013,771
Lexington Realty Trust	420,100	3,806,106
Link REIT (Hong Kong)	354,500	4,148,689
Mapletree Industrial Trust (Singapore)	176,000	272,782
Medical Properties Trust, Inc.	668,400	12,372,084
Mirvac Group (Australia)	5,003,537	9,763,888
Nippon Accommodations Fund, Inc. (Japan)	59	299,356
NorthStar Realty Europe Corp.	44,700	775,992
Omega Healthcare Investors, Inc.(a)	219,800	8,385,370
Outfront Media, Inc.	97,100	2,272,140
Park Hotels & Resorts, Inc.	61,600	1,914,528
Pebblebrook Hotel Trust(a)	396,300	12,309,078
Rayonier, Inc.	119,300	3,760,336
RLJ Lodging Trust	270,400	4,750,928
RPT Realty	97,000	1,164,970
Ryman Hospitality Properties, Inc.	241,500	19,860,960
Safestore Holdings PLC (United Kingdom)	26,847	208,651
SBA Communications Corp.*	75,000	14,974,500
Sekisui House REIT, Inc. (Japan)	490	370,221
Senior Housing Properties Trust	1,174,400	13,834,432
Spirit MTA REIT	157,340	1,021,137
Spirit Realty Capital, Inc.	572,920	22,762,111
Weingarten Realty Investors	161,700	4,749,129
Xenia Hotels & Resorts, Inc.	409,100	8,963,381

		457,066,625

Food & Staples Retailing — 0.6%
Atacadao Distribuicao Comercio e Industria Ltd. (Brazil)	11,100	56,955
BIM Birlesik Magazalar A/S (Turkey)	61,834	844,814
Cencosud SA (Chile)	579,265	1,002,832
Colruyt SA (Belgium)	19,510	1,440,700
Empire Co. Ltd. (Canada) (Class A Stock)	47,100	1,019,645
ICA Gruppen AB (Sweden)	10,780	432,440
J Sainsbury PLC (United Kingdom)	1,674,768	5,146,185
Jeronimo Martins SGPS SA (Portugal)	90,769	1,339,616
Kesko OYJ (Finland) (Class B Stock)	8,489	516,127
Koninklijke Ahold Delhaize NV (Netherlands)	1,065,987	28,365,328
Kroger Co. (The)(a)	354,500	8,720,700
Magnit PJSC (Russia), GDR	9,154	129,273
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,500	349,968
Metcash Ltd. (Australia)	933,767	1,753,584
METRO AG (Germany)	24,262	403,193
Performance Food Group Co.*	17,500	693,700
Sonae SGPS SA (Portugal)	3,924,008	4,064,953
SPAR Group Ltd. (The) (South Africa)	39,994	532,546
SpartanNash Co.	45,100	715,737
United Natural Foods, Inc.*	139,200	1,840,224
Walgreens Boots Alliance, Inc.(a)	629,700	39,841,119
Wal-Mart de Mexico SAB de CV (Mexico)	2,080,600	5,562,130
X5 Retail Group NV (Russia), GDR	9,381	232,400

		105,004,169

Food Products — 1.3%
Archer-Daniels-Midland Co.	798,800	34,452,244
Associated British Foods PLC (United Kingdom)	29,676	943,621

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Austevoll Seafood ASA (Norway)	258,190	$3,059,506
Campbell Soup Co.(a)	128,400	4,895,892
Charoen Pokphand Indonesia Tbk PT (Indonesia)	2,033,000	915,014
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,094,044
Fresh Del Monte Produce, Inc.	55,200	1,492,056
Glanbia PLC (Ireland)	199,548	3,900,897
Gruma SAB de CV (Mexico) (Class B Stock)	88,300	904,279
Henan Shuanghui Investment &
Development Co. Ltd. (China) (Class A Stock)	17,400	66,939
Hostess Brands, Inc.*(a)	27,000	337,500
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	1,302,300	853,592
Indofood Sukses Makmur Tbk PT (Indonesia)	714,200	319,833
Ingredion, Inc.	70,600	6,685,114
J.M. Smucker Co. (The)(a)	42,500	4,951,250
JBS SA	26,200	108,003
Kellogg Co.(a)	171,200	9,823,456
Lancaster Colony Corp.	9,400	1,472,886
Leroy Seafood Group ASA (Norway)	38,514	279,856
MEIJI Holdings Co. Ltd. (Japan)	16,600	1,347,526
Mondelez International, Inc. (Class A Stock)	316,900	15,819,648
Nestle SA (Switzerland)	404,197	38,542,815
Nisshin Oillio Group Ltd. (The) (Japan)	7,100	209,583
Pilgrim’s Pride Corp.*	637,100	14,200,959
Post Holdings, Inc.*	214,300	23,444,420
PPB Group Bhd (Malaysia)	46,600	209,184
Salmar ASA (Norway)	232,567	11,177,799
Simply Good Foods Co. (The)*	37,800	778,302
Tate & Lyle PLC (United Kingdom)	1,168,283	11,047,940
Tongwei Co. Ltd. (China) (Class A Stock)	46,400	84,209
Tyson Foods, Inc. (Class A Stock)	491,400	34,117,902
Uni-President Enterprises Corp. (Taiwan)	534,000	1,297,588
Wilmar International Ltd. (Singapore)	5,325,900	13,005,689
Yamazaki Baking Co. Ltd. (Japan)	44,000	713,672

		242,553,218

Gas Utilities — 0.4%
Beijing Enterprises Holdings Ltd. (China)	31,500	178,709
Chesapeake Utilities Corp.	10,700	975,947
National Fuel Gas Co.(a)	152,000	9,265,920
New Jersey Resources Corp.	91,200	4,540,848
Osaka Gas Co. Ltd. (Japan)	81,200	1,602,745
Southwest Gas Holdings, Inc.	116,100	9,550,386
Spire, Inc.	101,600	8,360,664
Toho Gas Co. Ltd. (Japan)	19,200	862,596
Tokyo Gas Co. Ltd. (Japan)	72,800	1,967,701
UGI Corp.	744,950	41,285,129

		78,590,645

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	342,100	27,347,474
AngioDynamics, Inc.*	104,200	2,382,012
Ansell Ltd. (Australia)	135,968	2,457,305
Atrion Corp.	800	702,944

A1113

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Baxter International, Inc.	126,900	$10,318,239
Becton, Dickinson & Co.(a)	105,300	26,296,569
Cardiovascular Systems, Inc.*	87,100	3,367,286
Cochlear Ltd. (Australia)	13,129	1,618,924
CONMED Corp.	18,100	1,505,558
Danaher Corp.	209,100	27,605,382
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	76,901	820,961
Haemonetics Corp.*	198,400	17,356,032
Hill-Rom Holdings, Inc.	238,900	25,289,954
Hologic, Inc.*	183,400	8,876,560
Hoya Corp. (Japan)	195,400	12,933,060
IDEXX Laboratories, Inc.*	37,300	8,340,280
Integer Holdings Corp.*	83,600	6,305,112
Lantheus Holdings, Inc.*	81,500	1,995,120
LivaNova PLC*	47,400	4,609,650
Masimo Corp.*	215,100	29,744,028
Medtronic PLC	644,600	58,710,168
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	228,000	218,444
Smith & Nephew PLC (United Kingdom)	107,540	2,134,648
Sonova Holding AG (Switzerland)	7,298	1,445,482
STERIS PLC	234,900	30,074,247
Straumann Holding AG (Switzerland)	1,087	889,946
Stryker Corp.	25,600	5,056,512
Varex Imaging Corp.*	49,600	1,680,448
West Pharmaceutical Services, Inc.	178,600	19,681,720
Zimmer Biomet Holdings, Inc.	164,600	21,019,420

		360,783,485

Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	420,000	11,966,166
Amedisys, Inc.*	12,200	1,503,772
Anthem, Inc.	58,000	16,644,840
Bumrungrad Hospital PCL (Thailand)	37,900	214,588
Cigna Corp.	163,562	26,304,041
CVS Health Corp.	739,800	39,897,414
Encompass Health Corp.	100,400	5,863,360
Ensign Group, Inc. (The)	60,100	3,076,519
Fresenius Medical Care AG & Co. KGaA (Germany)	27,931	2,260,328
Fresenius SE & Co. KGaA (Germany)	3,840	214,854
Galenica AG (Switzerland), 144A*	24,968	1,237,662
HCA Healthcare, Inc.	214,300	27,940,434
Medipal Holdings Corp. (Japan)	519,100	12,338,006
MEDNAX, Inc.*	468,300	12,723,711
Metlifecare Ltd. (New Zealand)	516,235	1,754,447
Molina Healthcare, Inc.*	191,600	27,199,536
National HealthCare Corp.	13,300	1,009,204
Netcare Ltd. (South Africa)	30,506	49,341
Providence Service Corp. (The)*	10,600	706,172
Select Medical Holdings Corp.*	194,800	2,744,732
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	24,800	54,333
Ship Healthcare Holdings, Inc. (Japan)	6,100	250,774
Sinopharm Group Co. Ltd. (China) (Class H Stock)	42,000	175,320
Summerset Group Holdings Ltd. (New Zealand)	408,588	1,835,679

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Suzuken Co. Ltd. (Japan)	60,400	$3,503,051
Tenet Healthcare Corp.*	375,600	10,832,304
Toho Holdings Co. Ltd. (Japan)	89,600	2,238,025
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	23,000	524,860
UnitedHealth Group, Inc.	238,800	59,045,688

		274,109,161

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.(a)	30,200	896,638
HealthStream, Inc.*	27,600	774,456
HMS Holdings Corp.*(a)	25,400	752,094
NextGen Healthcare, Inc.*	40,300	678,249
Omnicell, Inc.*	79,300	6,410,612

		9,512,049

Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd. (Australia)	45,142	785,710
Betsson AB (Sweden)*	24,251	183,881
Biglari Holdings, Inc. (Class B Stock)*	2,300	325,128
Bloomin’ Brands, Inc.	725,900	14,844,655
Boyd Gaming Corp.(a)	120,100	3,285,936
Brinker International, Inc.(a)	325,800	14,459,004
Carnival Corp.	193,300	9,804,176
Carnival PLC	24,612	1,209,052
Churchill Downs, Inc.(a)	172,400	15,560,824
Compass Group PLC (United Kingdom)	714,954	16,805,954
Corporate Travel Management Ltd. (Australia)	10,063	181,829
Del Taco Restaurants, Inc.*	30,200	303,812
Dine Brands Global, Inc.(a)	43,400	3,961,986
Evolution Gaming Group AB (Sweden), 144A	31,114	2,454,972
Extended Stay America, Inc., UTS	252,300	4,528,785
Flight Centre Travel Group Ltd. (Australia)	45,238	1,349,895
Genting Bhd (Malaysia)	55,100	89,747
Genting Singapore Ltd. (Singapore)	811,900	624,772
Greene King PLC (United Kingdom)	40,706	353,055
Greggs PLC (United Kingdom)	219,360	5,262,387
Hilton Worldwide Holdings, Inc.	154,500	12,840,495
InterContinental Hotels Group PLC (United Kingdom)	27,387	1,647,884
Jollibee Foods Corp. (Philippines)	31,950	193,028
Kangwon Land, Inc. (South Korea)	9,895	278,707
Kindred Group PLC (Malta), SDR	30,495	306,206
Marriott Vacations Worldwide Corp.	222,400	20,794,400
McDonald’s Holdings Co. Japan Ltd. (Japan)	8,800	406,922
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	32,800	740,951
Merlin Entertainments PLC (United Kingdom), 144A	98,505	440,691
Norwegian Cruise Line Holdings Ltd.*	272,300	14,965,608
Ohsho Food Service Corp. (Japan)	21,200	1,342,668
Oriental Land Co. Ltd. (Japan)	18,100	2,057,385
Paddy Power Betfair PLC (Ireland)	11,181	863,316
Penn National Gaming, Inc.*	866,300	17,412,630
Royal Caribbean Cruises Ltd.	122,200	14,006,564
Ruth’s Hospitality Group, Inc.	17,700	452,943

A1114

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
SJM Holdings Ltd. (Macau)	1,860,000	$2,125,610
SKYCITY Entertainment Group Ltd. (New Zealand)	87,600	230,682
SSP Group PLC (United Kingdom)	1,226,210	11,075,249
Sushiro Global Holdings Ltd. (Japan)	42,200	2,905,774
Texas Roadhouse, Inc.	31,400	1,952,766
TUI AG (Germany)	57,289	550,337
Wyndham Destinations, Inc.	313,600	12,697,664
Wyndham Hotels & Resorts, Inc.	144,900	7,243,551
Wynn Macau Ltd. (Macau)	735,600	1,740,040
Yum China Holdings, Inc. (China)	30,400	1,365,264
Zensho Holdings Co. Ltd. (Japan)	12,200	282,323

		227,295,218

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	549,526	4,295,185
Bellway PLC (United Kingdom)	13,323	529,047
Berkeley Group Holdings PLC (United Kingdom)	270,541	13,002,900
Coway Co. Ltd. (South Korea)	25,688	2,136,259
Forbo Holding AG (Switzerland)	156	245,284
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	11,200	78,875
Haseko Corp. (Japan)	36,200	454,590
LG Electronics, Inc. (South Korea)	29,855	1,979,697
M/I Homes, Inc.*	58,500	1,557,270
MDC Holdings, Inc.	9,612	279,325
Nien Made Enterprise Co. Ltd. (Taiwan)	4,000	35,365
Nikon Corp. (Japan)	43,600	615,711
NVR, Inc.*	7,200	19,922,400
Persimmon PLC (United Kingdom)	203,837	5,770,910
Redrow PLC (United Kingdom)	31,635	248,003
SEB SA (France)	2,959	498,535
Sekisui House Ltd. (Japan)	81,400	1,346,812
Sony Corp. (Japan)	182,300	7,659,094
Taylor Wimpey PLC (United Kingdom)	1,209,252	2,766,464
Toll Brothers, Inc.	566,300	20,500,060
Tupperware Brands Corp.	414,900	10,613,142
William Lyon Homes (Class A Stock)*	39,500	607,115

		95,142,043

Household Products — 0.6%
Energizer Holdings, Inc.	218,800	9,830,684
Essity AB (Sweden) (Class B Stock)	79,420	2,293,084
Henkel AG & Co. KGaA (Germany)	14,552	1,385,442
Hindustan Unilever Ltd. (India)	14,413	355,586
Procter & Gamble Co. (The)(a)	912,000	94,893,600

		108,758,396

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	1,595,900	28,853,872
CGN Power Co. Ltd. (China) (Class H Stock), 144A	294,000	82,052
China Resources Power Holdings Co. Ltd. (China)	50,000	75,233
Clearway Energy, Inc. (Class A Stock)	27,300	396,942
Clearway Energy, Inc. (Class C Stock)	27,400	414,014
Colbun SA (Chile)	1,928,995	435,970

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Drax Group PLC (United Kingdom)	52,636	$259,656
Electric Power Development Co. Ltd. (Japan)	208,300	5,073,172
Electricity Generating PCL (Thailand)	10,900	100,298
Engie Brasil Energia SA (Brazil)	70,675	774,919
NRG Energy, Inc.	806,000	34,238,880
NTPC Ltd. (India)	493,904	961,149

		71,666,157

Industrial Conglomerates — 0.8%
Alfa SAB de CV (Mexico) (Class A Stock)	1,748,100	1,853,448
Carlisle Cos., Inc.	189,600	23,248,752
CITIC Ltd. (China)	1,550,000	2,319,297
CJ Corp. (South Korea)	8,488	930,312
CK Hutchison Holdings Ltd. (Hong Kong)	431,500	4,539,420
General Electric Co.(a)	4,706,700	47,019,933
Grupo Carso SAB de CV (Mexico) (Class A1 Stock)	26,400	103,354
Hanwha Corp. (South Korea)	31,575	845,418
Honeywell International, Inc.	317,400	50,441,208
Industries Qatar QSC (Qatar)	8,650	294,727
LG Corp. (South Korea)	24,161	1,648,859
Lotte Corp. (South Korea)	8,819	384,219
NWS Holdings Ltd. (Hong Kong)	846,000	1,856,136
Rheinmetall AG (Germany)	5,849	612,151
Samsung C&T Corp. (South Korea)	7,489	706,645
Sembcorp Industries Ltd. (Singapore)	88,700	167,218
Shanghai Industrial Holdings Ltd. (China)	34,000	80,173
Shun Tak Holdings Ltd. (Hong Kong)	2,662,000	1,060,064

		138,111,334

Insurance — 2.1%
Aegon NV (Netherlands)	895,651	4,324,964
Aflac, Inc.	322,000	16,100,000
Ageas (Belgium)	40,812	1,968,828
AIA Group Ltd. (Hong Kong)	88,200	882,679
Allianz SE (Germany)	122,682	27,362,285
Allstate Corp. (The)(a)	247,800	23,337,804
American Equity Investment Life Holding Co.	132,400	3,577,448
American Financial Group, Inc.	240,900	23,176,989
Argo Group International Holdings Ltd.	7,700	544,082
ASR Nederland NV (Netherlands)	54,086	2,255,369
Aviva PLC (United Kingdom)	550,073	2,958,483
AXA SA (France)	289,096	7,287,027
Baloise Holding AG (Switzerland)	6,512	1,077,829
Brighthouse Financial, Inc.*	51,100	1,854,419
Cathay Financial Holding Co. Ltd. (Taiwan)	214,550	313,299
China Life Insurance Co. Ltd. (Taiwan)	1,073,020	911,466
China Reinsurance Group Corp. (China) (Class H Stock)	165,000	34,946
CNO Financial Group, Inc.	769,900	12,456,982
CNP Assurances (France)	60,784	1,337,740
Coface SA (France)	23,094	204,290
Dai-ichi Life Holdings, Inc. (Japan)	142,600	1,981,871
DB Insurance Co. Ltd. (South Korea)	19,909	1,203,948
Direct Line Insurance Group PLC (United Kingdom)	170,703	785,764
Fairfax Financial Holdings Ltd. (Canada)	1,500	694,802

A1115

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
FBL Financial Group, Inc. (Class A Stock)	7,400	$464,128
First American Financial Corp.	231,100	11,901,650
Genworth Financial, Inc. (Class A Stock)*	1,849,000	7,081,670
Hanwha Life Insurance Co. Ltd. (South Korea)	123,297	434,302
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	52,892	1,763,082
IRB Brasil Resseguros SA (Brazil)	3,700	85,995
Japan Post Holdings Co. Ltd. (Japan)(a)	1,036,300	12,127,239
Legal & General Group PLC (United Kingdom)	4,988,307	17,919,131
MetLife, Inc.	1,188,600	50,598,702
National General Holdings Corp.	113,400	2,690,982
National Western Life Group, Inc. (Class A Stock)	2,200	577,434
NN Group NV (Netherlands)	464,306	19,317,708
Old Mutual Ltd. (South Africa)	125,908	190,907
Old Republic International Corp.	1,129,200	23,622,864
Orange Life Insurance Ltd. (South Korea), 144A	6,781	215,162
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	744,000	846,202
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	156,000	1,757,067
Porto Seguro SA (Brazil)	2,600	35,706
Poste Italiane SpA (Italy), 144A	705,815	6,873,725
Power Corp. of Canada (Canada)	17,900	417,379
Powszechny Zaklad Ubezpieczen SA (Poland)	68,958	727,965
Reinsurance Group of America, Inc.	238,100	33,805,438
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,281	1,134,579
Samsung Life Insurance Co. Ltd. (South Korea)	2,020	149,556
SCOR SE (France)	82,373	3,511,977
Sony Financial Holdings, Inc. (Japan)(a)	24,300	457,261
Sul America SA (Brazil), UTS	5,400	40,755
Swiss Life Holding AG (Switzerland)*	4,426	1,954,672
T&D Holdings, Inc. (Japan)	508,900	5,340,667
Third Point Reinsurance Ltd. (Bermuda)*	118,200	1,226,916
Tokio Marine Holdings, Inc. (Japan)	93,900	4,544,220
Topdanmark A/S (Denmark)	5,189	259,348
Unipol Gruppo SpA (Italy)	393,338	1,962,814
UnipolSai Assicurazioni SpA (Italy)	1,892,076	5,105,833
UNIQA Insurance Group AG (Austria)	21,771	217,659
Universal Insurance Holdings, Inc.(a)	30,800	954,800
Unum Group	782,700	26,478,741
Zurich Insurance Group AG (Switzerland)	19,852	6,583,123

		390,010,673

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	70,100	82,499,989
Alphabet, Inc. (Class C Stock)*	109,893	128,938,557
Auto Trader Group PLC (United Kingdom), 144A	1,313,693	8,930,277
Autohome, Inc. (China), ADR*(a)	12,900	1,356,048
Baidu, Inc. (China), ADR*	1,400	230,790
Care.com, Inc.*	88,500	1,748,760
Facebook, Inc. (Class A Stock)*	664,400	110,748,837

	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
Kakaku.com, Inc. (Japan)	19,500	$374,508
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	20,700	293,733
QuinStreet, Inc.*	126,900	1,699,191
Rightmove PLC (United Kingdom)	116,851	777,746
Tencent Holdings Ltd. (China)	146,100	6,746,035
Yelp, Inc.*	601,600	20,755,200

		365,099,671

Internet & Direct Marketing Retail — 1.5%
1-800-Flowers.com, Inc. (Class A Stock)*	85,600	1,560,488
Alibaba Group Holding Ltd. (China), ADR*(a)	30,482	5,561,441
Amazon.com, Inc.*	62,000	110,406,500
boohoo Group PLC (United Kingdom)*	2,532,013	6,242,152
Booking Holdings, Inc.*	33,400	58,279,994
eBay, Inc.	909,100	33,763,974
Expedia Group, Inc.(a)	272,000	32,368,000
JD.com, Inc. (China), ADR*	36,300	1,094,445
Lands’ End, Inc.*(a)	52,100	865,381
Liberty Expedia Holdings, Inc. (Class A Stock)*	42,200	1,806,160
Moneysupermarket.com Group PLC (United Kingdom)	349,505	1,694,879
Naspers Ltd. (South Africa) (Class N Stock)	7,473	1,728,823
Pinduoduo, Inc. (China), ADR*(a)	6,000	148,800
Qurate Retail, Inc.*	1,266,000	20,230,680
Rakuten, Inc. (Japan)	111,400	1,055,940
Vipshop Holdings Ltd. (China), ADR*	10,500	84,315

		276,891,972

IT Services — 2.3%
Accenture PLC (Class A Stock)	121,700	21,421,634
Adyen NV (Netherlands), 144A*	1,334	1,048,577
Alten SA (France)	9,818	1,051,701
Appen Ltd. (Australia)	20,799	330,446
Atos SE (France)	9,286	896,743
Automatic Data Processing, Inc.(a)	171,100	27,331,514
Booz Allen Hamilton Holding Corp.	450,500	26,192,070
CACI International, Inc. (Class A Stock)*	81,300	14,798,226
Cognizant Technology Solutions Corp. (Class A Stock)	707,100	51,229,395
CoreLogic, Inc.*	223,700	8,335,062
DTS Corp. (Japan)	39,300	1,451,552
DXC Technology Co.	627,900	40,380,249
Endurance International Group Holdings, Inc.*	82,800	600,300
EVERTEC, Inc. (Puerto Rico)	12,300	342,063
Fujitsu Ltd. (Japan)	39,000	2,813,373
Genpact Ltd.	77,100	2,712,378
HCL Technologies Ltd. (India)	660,534	10,385,689
Infosys Ltd. (India)	815,859	8,782,286
International Business Machines Corp.	443,100	62,521,410
Leidos Holdings, Inc.	410,900	26,334,581
MAXIMUS, Inc.	241,400	17,134,572
NET One Systems Co. Ltd. (Japan)	14,200	357,945
Nihon Unisys Ltd. (Japan)	11,300	299,210
NS Solutions Corp. (Japan)	7,800	210,369
Obic Co. Ltd. (Japan)	8,700	876,726

A1116

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Perspecta, Inc.	365,900	$7,398,498
Presidio, Inc.	113,000	1,672,400
Reply SpA (Italy)	3,293	212,524
Sabre Corp.	276,100	5,905,779
Science Applications International Corp.(a)	213,500	16,428,825
SCSK Corp. (Japan)	7,100	316,170
Softcat PLC (United Kingdom)	53,598	579,920
Tata Consultancy Services Ltd. (India)	93,393	2,703,687
Tech Mahindra Ltd. (India)	90,225	1,013,568
Tieto OYJ (Finland)	7,028	214,437
TIS, Inc. (Japan)	265,800	12,583,235
Virtusa Corp.*	38,000	2,031,100
Visa, Inc. (Class A Stock)(a)	122,500	19,133,275
Wipro Ltd. (India)	428,142	1,577,622
Wirecard AG (Germany)(a)	79,480	10,036,934

		409,646,045

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	27,900	1,308,078
Brunswick Corp.	333,100	16,764,923
Games Workshop Group PLC (United Kingdom)	6,107	250,135
HLB, Inc. (South Korea)*	826	58,454
Johnson Outdoors, Inc. (Class A Stock)	12,300	877,728
Malibu Boats, Inc. (Class A Stock)*	27,500	1,088,450
MasterCraft Boat Holdings, Inc.*	36,200	817,034
Shimano, Inc. (Japan)	9,600	1,561,760

		22,726,562

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	144,800	11,639,024
Charles River Laboratories International, Inc.*	217,000	31,519,250
IQVIA Holdings, Inc.*	149,200	21,462,420
Medpace Holdings, Inc.*	49,900	2,942,603
PRA Health Sciences, Inc.*	357,500	39,428,675
QIAGEN NV*	29,438	1,195,166
Syneos Health, Inc.*	113,300	5,864,408
Thermo Fisher Scientific, Inc.(a)	188,500	51,596,220

		165,647,766

Machinery — 1.6%
Aalberts Industries NV (Netherlands)	12,952	448,659
AGCO Corp.(a)	290,200	20,183,410
Alamo Group, Inc.	9,000	899,460
Alstom SA (France)	21,537	935,280
Altra Industrial Motion Corp.	48,000	1,490,400
Amada Holdings Co. Ltd. (Japan)(a)	47,300	468,178
Atlas Copco AB (Sweden) (Class A Stock)	21,190	569,893
Atlas Copco AB (Sweden) (Class B Stock)	61,044	1,513,660
Bucher Industries AG (Switzerland)	819	274,810
Caterpillar, Inc.	137,000	18,562,130
China Conch Venture Holdings Ltd. (China)	43,500	156,161
CNH Industrial NV (United Kingdom)	130,691	1,331,072
Colfax Corp.*	75,100	2,228,968
Cummins, Inc.(a)	156,500	24,706,655
Daifuku Co. Ltd. (Japan)(a)	125,600	6,555,847
Deutz AG (Germany)	219,057	1,839,782
DMG Mori Co. Ltd. (Japan)	17,100	212,238

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Donaldson Co., Inc.(a)	44,900	$2,247,694
Epiroc AB (Sweden) (Class B Stock)*	61,255	586,588
Federal Signal Corp.	67,200	1,746,528
Fuji Corp. (Japan)	14,700	195,686
Global Brass & Copper Holdings, Inc.	123,800	4,263,672
Graco, Inc.	39,500	1,956,040
Hillenbrand, Inc.	35,600	1,478,468
Hiwin Technologies Corp. (Taiwan)	385	3,267
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	6,104	1,789,905
IDEX Corp.	31,800	4,825,332
Interpump Group SpA (Italy)	10,553	344,818
ITT, Inc.	168,000	9,744,000
Kennametal, Inc.	64,600	2,374,050
Lincoln Electric Holdings, Inc.	194,200	16,287,554
Makino Milling Machine Co. Ltd. (Japan)	5,000	206,409
Manitowoc Co., Inc. (The)*	86,200	1,414,542
Meritor, Inc.*	220,200	4,481,070
Metso OYJ (Finland)	13,542	466,470
Milacron Holdings Corp.*	116,400	1,317,648
Mueller Industries, Inc.	76,100	2,384,974
Navistar International Corp.*	132,200	4,270,060
Noritake Co. Ltd. (Japan)	32,900	1,579,023
Oshkosh Corp.	413,700	31,081,281
PACCAR, Inc.(a)	105,300	7,175,142
Pentair PLC	196,000	8,723,960
Rexnord Corp.*	88,600	2,227,404
Ryobi Ltd. (Japan)	55,200	1,239,779
Samsung Heavy Industries Co. Ltd. (South Korea)*	76,245	555,670
Sandvik AB (Sweden)	996,941	16,242,590
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	54,640	104,135
Schindler Holding AG (Switzerland)	2,630	545,277
Shinmaywa Industries Ltd. (Japan)	17,100	212,556
Sinotruk Hong Kong Ltd. (China)	20,500	43,790
SKF AB (Sweden) (Class B Stock)	12,061	200,576
SPX FLOW, Inc.*	45,400	1,448,260
Standex International Corp.	9,300	682,620
Takeuchi Manufacturing Co. Ltd. (Japan)	8,900	156,774
Takuma Co. Ltd. (Japan)	15,700	187,353
Terex Corp.	195,900	6,294,267
Timken Co. (The)	308,400	13,452,408
Toro Co. (The)	24,400	1,679,696
TriMas Corp.*	62,300	1,883,329
Valmet OYJ (Finland)	284,359	7,198,310
Vesuvius PLC (United Kingdom)	448,970	3,473,573
Volvo AB (Sweden) (Class B Stock)	1,184,988	18,386,201
Wabash National Corp.	115,300	1,562,315
Weichai Power Co. Ltd. (China) (Class H Stock)	756,000	1,211,619
Yangzijiang Shipbuilding Holdings Ltd. (China)	15,269,700	16,940,009
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class A Stock)	119,778	79,937

		289,329,232

A1117

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	502	$607,574
SITC International Holdings Co. Ltd. (China)	210,000	215,843

		823,417

Media — 0.4%
Axel Springer SE (Germany)	16,790	868,132
Cable One, Inc.(a)	1,500	1,472,070
Cheil Worldwide, Inc. (South Korea)	7,788	166,190
Comcast Corp. (Class A Stock)	1,065,500	42,598,690
Cyfrowy Polsat SA (Poland)*	23,216	155,531
Eutelsat Communications SA (France)	23,317	408,434
Liberty Latin America Ltd. (Chile) (Class A Stock)*	15,900	307,506
Liberty Latin America Ltd. (Chile) (Class C Stock)*	42,400	824,680
Meredith Corp.(a)	23,300	1,287,558
MultiChoice Group Ltd. (South Africa)*	7,473	62,648
Nexstar Media Group, Inc. (Class A Stock)(a)	53,200	5,765,284
NOS SGPS SA (Portugal)	33,946	217,178
Pearson PLC (United Kingdom)	134,584	1,465,832
ProSiebenSat.1 Media SE (Germany)	57,988	829,123
RTL Group SA (Luxembourg)	43,358	2,369,831
TEGNA, Inc.(a)	1,390,000	19,599,000
Television Francaise 1 (France)	28,479	262,831
TV Asahi Holdings Corp. (Japan)	17,100	299,819
WideOpenWest, Inc.*	69,500	632,450
Zee Entertainment Enterprises Ltd. (India)	168,973	1,089,381
Zenrin Co. Ltd. (Japan)	28,000	620,487

		81,302,655

Metals & Mining — 1.1%
Alcoa Corp.*	355,100	9,999,616
Alrosa PJSC (Russia)	847,680	1,194,509
Alumina Ltd. (Australia)	174,507	300,481
Angang Steel Co. Ltd. (China) (Class H Stock)	300,000	220,299
Anglo American Platinum Ltd. (South Africa)	20,672	1,054,843
Anglo American PLC (South Africa)	716,073	19,207,725
ArcelorMittal (Luxembourg)	723,754	14,733,418
BHP Group Ltd. (Australia)	386,854	10,575,354
BHP Group PLC (Australia)	316,877	7,636,913
BlueScope Steel Ltd. (Australia)	529,335	5,258,114
China Oriental Group Co. Ltd. (China)	554,000	348,919
China Zhongwang Holdings Ltd. (China)	122,400	66,862
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	365,824	600,751
Evraz PLC (Russia)	41,970	340,406
Ferrexpo PLC (Ukraine)	76,674	247,913
Fortescue Metals Group Ltd. (Australia)	203,343	1,028,751
Hindalco Industries Ltd. (India)	193,480	574,658
Hyundai Steel Co. (South Korea)	17,972	712,413
Iluka Resources Ltd. (Australia)	57,857	370,108
Jastrzebska Spolka Weglowa SA (Poland)*	1,661	26,424
JFE Holdings, Inc. (Japan)	113,400	1,924,876
Kobe Steel Ltd. (Japan)	1,346,000	10,105,144
Kumba Iron Ore Ltd. (South Africa)	55,808	1,663,997

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Maanshan Iron & Steel Co. Ltd. (China) (Class H Stock)	54,000	$26,497
Magnitogorsk Iron & Steel Works PJSC (Russia)	1,020,900	700,656
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	4,690	42,273
Materion Corp.	13,400	764,604
MMC Norilsk Nickel PJSC (Russia)	5,788	1,205,846
MMC Norilsk Nickel PJSC (Russia), ADR	17,061	361,018
Nippon Steel Corp. (Japan)	105,300	1,859,820
Novolipetsk Steel PJSC (Russia)	372,320	964,920
Olympic Steel, Inc.	28,800	457,056
POSCO (South Korea)	10,064	2,241,474
Reliance Steel & Aluminum Co.	234,938	21,205,504
Rio Tinto Ltd. (Australia)	62,068	4,319,383
Rio Tinto PLC (Australia)	191,404	11,153,073
Ryerson Holding Corp.*	45,500	389,480
Salzgitter AG (Germany)	135,229	3,921,426
Severstal PJSC (Russia)	129,440	2,023,872
Southern Copper Corp. (Peru)(a)	107,300	4,257,664
SSAB AB (Sweden) (Class A Stock)	48,311	174,325
SSAB AB (Sweden) (Class B Stock)	83,189	253,943
St. Barbara Ltd. (Australia)	68,426	163,560
Steel Dynamics, Inc.	1,153,300	40,676,891
SunCoke Energy, Inc.*	151,300	1,284,537
Tata Steel Ltd. (India)	9,544	71,911
United States Steel Corp.	424,900	8,281,301
Vale SA (Brazil)	90,945	1,187,870

		196,181,398

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	31,100	523,724
Arlington Asset Investment Corp. (Class A Stock)(a)	35,600	283,376
Exantas Capital Corp.	80,500	855,715
Invesco Mortgage Capital, Inc.	95,400	1,507,320
KKR Real Estate Finance Trust, Inc.(a)	38,400	768,768
Ladder Capital Corp.	156,277	2,659,835
Western Asset Mortgage Capital Corp.	155,700	1,592,811

		8,191,549

Multiline Retail — 0.3%
Big Lots, Inc.(a)	758,200	28,826,764
Dollarama, Inc. (Canada)	20,800	554,885
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	13,200	83,320
Harvey Norman Holdings Ltd. (Australia)	79,375	226,732
Hyundai Department Store Co. Ltd. (South Korea)	322	28,639
Kohl’s Corp.(a)	166,600	11,457,082
Lifestyle International Holdings Ltd. (Hong Kong)	122,000	211,794
Lojas Renner SA (Brazil)	42,500	472,614
Lotte Shopping Co. Ltd. (South Korea)	1,245	195,477
Macy’s, Inc.	567,600	13,639,428
Magazine Luiza SA (Brazil)	21,800	956,275
Myer Holdings Ltd. (Australia)*	1,199,907	527,394
Wesfarmers Ltd. (Australia)	22,649	557,502

		57,737,906

A1118

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	1,082,203	$16,722,075
CenterPoint Energy, Inc.	581,500	17,852,050
Dominion Energy, Inc.	284,200	21,786,772
MDU Resources Group, Inc.	900,893	23,270,066
National Grid PLC (United Kingdom)	440,927	4,888,078

		84,519,041

Oil, Gas & Consumable Fuels — 3.1%
Adaro Energy Tbk PT (Indonesia)	386,700	36,646
Aker BP ASA (Norway)	14,937	533,980
Arch Coal, Inc. (Class A Stock)(a)	36,600	3,340,482
Beach Energy Ltd. (Australia)	243,979	355,247
BP PLC (United Kingdom)	822,674	5,990,233
Bukit ASAm Tbk PT (Indonesia)	3,769,600	1,117,030
California Resources Corp.*(a)	86,300	2,218,773
Carrizo Oil & Gas, Inc.*(a)	72,000	897,840
Chevron Corp.	709,700	87,420,846
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,856,000	1,466,297
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	90,500	206,433
CNOOC Ltd. (China)	469,000	878,099
ConocoPhillips	34,700	2,315,878
CONSOL Energy, Inc.*	138,000	4,722,360
CVR Energy, Inc.	42,500	1,751,000
DNO ASA (Norway)	122,614	273,690
Ecopetrol SA (Colombia)	1,140,299	1,221,482
Enagas SA (Spain)	30,226	879,991
Eni SpA (Italy)	106,376	1,882,993
Equitrans Midstream Corp.	787,900	17,160,462
Exxaro Resources Ltd. (South Africa)	102,224	1,164,784
Exxon Mobil Corp.	939,100	75,879,280
Frontera Energy Corp. (Colombia)	20,208	172,106
Gazprom PJSC (Russia)	681,920	1,551,195
Gazprom PJSC (Russia), ADR	147,387	667,626
Gaztransport Et Technigaz SA (France)	2,521	229,669
HollyFrontier Corp.	124,300	6,124,261
Kinder Morgan, Inc.	1,948,300	38,985,483
LUKOIL PJSC (Russia)	49,353	4,418,190
LUKOIL PJSC (Russia), ADR	14,915	1,340,827
Marathon Oil Corp.	803,200	13,421,472
Marathon Petroleum Corp.	548,500	32,827,725
Motor Oil Hellas Corinth Refineries SA (Greece)	17,974	417,350
Murphy Oil Corp.(a)	587,000	17,199,100
Neste OYJ (Finland)(a)	174,314	18,601,138
New Hope Corp. Ltd. (Australia)	1,869,906	4,003,536
Novatek PJSC (Russia), GDR	739	126,767
Oil & Gas Development Co. Ltd. (Pakistan)	342,500	358,867
Oil & Natural Gas Corp. Ltd. (India)	450,437	1,040,017
OMV AG (Austria)	138,849	7,540,680
Par Pacific Holdings, Inc.*	20,300	361,543
Paz Oil Co. Ltd. (Israel)	1,361	203,032
PBF Energy, Inc. (Class A Stock)	570,600	17,768,484
Peabody Energy Corp.	9,800	277,634
Petroleo Brasileiro SA (Brazil)	73,800	584,504
Phillips 66	448,700	42,702,779
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	45,918	74,864

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.(a)	946,300	$10,636,412
Reliance Industries Ltd. (India)	21,966	432,795
Repsol SA (Spain)	1,103,004	18,901,984
Rosneft Oil Co. PJSC (Russia)	178,490	1,115,105
Rosneft Oil Co. PJSC (Russia), GDR	76,059	478,439
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	597,861	18,798,181
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	88,025	2,784,924
Santos Ltd. (Australia)	1,245,874	6,018,686
Snam SpA (Italy)	1,266,414	6,512,770
Surgutneftegas PJSC (Russia)	2,434,500	914,164
Talos Energy, Inc.*	26,200	695,872
Tatneft PJSC (Russia)	79,040	906,124
Tatneft PJSC (Russia), ADR	9,591	666,575
TOTAL SA (France)	329,848	18,343,196
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,378	75,688
Valero Energy Corp.	268,900	22,810,787
Washington H. Soul Pattinson & Co. Ltd. (Australia)	85,801	1,604,459
Whitehaven Coal Ltd. (Australia)	4,146,715	11,902,678
Woodside Petroleum Ltd. (Australia)	123,052	3,019,719
World Fuel Services Corp.	572,500	16,539,525
WPX Energy, Inc.*	300,700	3,942,177

		569,812,935

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	78,561	616,982
Domtar Corp.	128,100	6,360,165
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	708,500	428,633
Mondi PLC (United Kingdom)	40,087	887,755
Oji Holdings Corp. (Japan)	150,300	933,546
P.H. Glatfelter Co.	24,600	347,352
Stora Enso OYJ (Finland) (Class R Stock)	201,788	2,470,389
Suzano Papel e Celulose SA (Brazil)	72,929	862,404
UPM-Kymmene OYJ (Finland)	28,225	825,114
Verso Corp. (Class A Stock)*	74,400	1,593,648

		15,325,988

Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	41,000	120,540
Best World International Ltd. (Singapore)	126,000	202,093
Edgewell Personal Care Co.*	248,900	10,924,221
Hengan International Group Co. Ltd. (China)	23,000	202,594
L’Oreal SA (France)	36,380	9,801,170
Noevir Holdings Co. Ltd. (Japan)	16,200	786,846
Nu Skin Enterprises, Inc. (Class A Stock)	297,700	14,247,922
Oriflame Holding AG (Switzerland)	19,893	382,769
Unilever NV (United Kingdom), CVA	349,135	20,322,164
Unilever PLC (United Kingdom)	146,793	8,419,849
USANA Health Sciences, Inc.*(a)	36,700	3,078,029

		68,488,197

Pharmaceuticals — 2.6%
Aclaris Therapeutics, Inc.*	23,100	138,369
Akorn, Inc.*	187,200	658,944

A1119

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Allergan PLC	200,200	$29,311,282
Aspen Pharmacare Holdings Ltd. (South Africa)	70,476	454,658
Assertio Therapeutics, Inc.*	82,700	419,289
Astellas Pharma, Inc. (Japan)	1,029,600	15,459,199
AstraZeneca PLC (United Kingdom)	14,864	1,184,239
Bayer AG (Germany)	67,734	4,382,788
Bristol-Myers Squibb Co.	823,000	39,265,330
Catalent, Inc.*	126,500	5,134,635
China Medical System Holdings Ltd. (China)	859,000	835,410
China Resources Pharmaceutical Group Ltd. (China), 144A	684,000	972,683
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	19,000	81,504
China Traditional Chinese Medicine Holdings Co. Ltd. (China)	60,000	35,804
Chugai Pharmaceutical Co. Ltd. (Japan)	29,200	2,021,135
CSPC Pharmaceutical Group Ltd. (China)	490,000	915,473
Dr. Reddy’s Laboratories Ltd. (India)	2,974	119,667
Eisai Co. Ltd. (Japan)	32,600	1,833,817
GlaxoSmithKline PLC (United Kingdom)	18,980	394,472
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	13,700	79,639
H. Lundbeck A/S (Denmark)	85,404	3,695,984
Horizon Pharma PLC*	328,700	8,687,541
Hypera SA (Brazil)	9,100	60,196
Ipsen SA (France)	5,094	699,087
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	3,120	30,361
Johnson & Johnson	631,400	88,263,406
Kalbe Farma Tbk PT (Indonesia)	552,800	58,866
Kangmei Pharmaceutical Co. Ltd. (China) (Class A Stock)	62,500	96,928
KYORIN Holdings, Inc. (Japan)	9,100	177,989
Kyowa Hakko Kirin Co. Ltd. (Japan)	33,900	740,506
Luye Pharma Group Ltd. (China), 144A	576,500	505,911
Mallinckrodt PLC*(a)	808,900	17,585,486
Merck & Co., Inc.	822,600	68,415,642
Merck KGaA (Germany)	17,071	1,949,075
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	61,700	819,115
Novartis AG (Switzerland)	451,556	43,504,853
Novo Nordisk A/S (Denmark) (Class B Stock)	239,117	12,552,111
Pacira Pharmaceuticals, Inc.*	24,700	940,082
Pfizer, Inc.	360,800	15,323,176
Phibro Animal Health Corp. (Class A Stock)	22,200	732,600
Prestige Consumer Healthcare, Inc.*	65,000	1,944,150
Recordati SpA (Italy)	14,110	549,884
Richter Gedeon Nyrt (Hungary)	58,866	1,112,015
Roche Holding AG (Switzerland)	155,729	43,024,116
Sanofi (France)	325,469	28,792,811
Sawai Pharmaceutical Co. Ltd. (Japan)	4,900	283,990
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	11,660	50,348
Shionogi & Co. Ltd. (Japan)	173,900	10,788,674
Sihuan Pharmaceutical Holdings Group Ltd. (China)	1,402,000	340,342
Sino Biopharmaceutical Ltd. (Hong Kong)	101,000	92,753

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	54,833	$859,781
UCB SA (Belgium)	177,879	15,285,074

		471,661,190

Professional Services — 0.4%
ALS Ltd. (Australia)	66,574	359,495
Amadeus Fire AG (Germany)	6,801	785,991
ASGN, Inc.*	150,000	9,523,500
Experian PLC (United Kingdom)	133,518	3,619,307
Heidrick & Struggles International, Inc.	29,300	1,123,069
Insperity, Inc.	193,700	23,952,942
Intertek Group PLC (United Kingdom)	17,932	1,135,722
Kforce, Inc.	54,900	1,928,088
Korn Ferry	146,700	6,569,226
Meitec Corp. (Japan)	5,000	227,251
Randstad NV (Netherlands)	38,431	1,877,917
Recruit Holdings Co. Ltd. (Japan)	246,500	7,049,471
RELX PLC (United Kingdom)	342,907	7,336,541
TechnoPro Holdings, Inc. (Japan)	4,900	292,620
TriNet Group, Inc.*	30,600	1,828,044
TrueBlue, Inc.*	54,100	1,278,924
Wolters Kluwer NV (Netherlands)	120,168	8,192,366

		77,080,474

Real Estate Management & Development — 1.0%
Agile Group Holdings Ltd. (China)	718,000	1,168,835
Aldar Properties PJSC (United Arab Emirates)	1,989,312	980,749
Azrieli Group Ltd. (Israel)	5,773	341,938
CA Immobilien Anlagen AG (Austria)	8,437	304,476
CapitaLand Ltd. (Singapore)	346,200	933,962
CBRE Group, Inc. (Class A Stock)*	769,300	38,041,885
China Overseas Land & Investment Ltd. (China)	230,000	875,103
China Resources Land Ltd. (China)	168,000	755,172
CK Asset Holdings Ltd. (Hong Kong)	2,444,000	21,736,121
Country Garden Holdings Co. Ltd. (China)	841,000	1,321,469
Daiwa House Industry Co. Ltd. (Japan)	74,900	2,380,413
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	515,111	189,358
Emaar Development PJSC (United Arab Emirates)	526,414	556,696
Emaar Properties PJSC (United Arab Emirates)	1,856,635	2,370,819
Forestar Group, Inc.*	12,121	209,572
Greenland Holdings Group Co. Ltd. (China) (Class A Stock)	77,200	86,727
Greentown China Holdings Ltd. (China)	540,000	541,629
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	419,600	911,014
Hang Lung Group Ltd. (Hong Kong)	48,000	154,446
Hang Lung Properties Ltd. (Hong Kong)	186,000	454,791
Henderson Land Development Co. Ltd. (Hong Kong)	152,400	971,247
HFF, Inc. (Class A Stock)	51,200	2,444,800
Hongkong Land Holdings Ltd. (Hong Kong)	739,000	5,261,700
Hulic Co. Ltd. (Japan)	40,800	399,983
Hysan Development Co. Ltd. (Hong Kong)	146,000	783,306

A1120

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	76,000	$82,709
Jones Lang LaSalle, Inc.	177,603	27,382,831
Kerry Properties Ltd. (Hong Kong)	868,000	3,894,302
Land & Houses PCL (Thailand)	345,500	116,591
Logan Property Holdings Co. Ltd. (China)	38,000	63,353
Longfor Group Holdings Ltd. (China)	39,500	140,390
Marcus & Millichap, Inc.*	46,500	1,893,945
Megaworld Corp. (Philippines)	296,000	32,690
Mitsubishi Estate Co. Ltd. (Japan)	140,600	2,548,989
Mitsui Fudosan Co. Ltd. (Japan)	117,000	2,948,180
New World Development Co. Ltd. (Hong Kong)	1,023,000	1,698,295
Newmark Group, Inc. (Class A Stock)	585,613	4,884,012
PATRIZIA Immobilien AG (Germany)	47,581	1,060,784
RMR Group, Inc. (The) (Class A Stock)	14,200	865,916
Ruentex Development Co. Ltd. (Taiwan)	15,600	23,633
Seazen Holdings Co. Ltd. (China) (Class A Stock)	7,700	51,935
Shimao Property Holdings Ltd. (China)	716,000	2,248,738
Shui On Land Ltd. (China)	755,500	187,112
Sino Land Co. Ltd. (Hong Kong)	344,000	666,867
Sino-Ocean Group Holding Ltd. (China)	1,891,500	830,284
SM Prime Holdings, Inc. (Philippines)	1,559,900	1,183,924
Sun Hung Kai Properties Ltd. (Hong Kong)	188,500	3,239,070
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,619,500	20,904,439
Swire Properties Ltd. (Hong Kong)	346,600	1,490,628
Vonovia SE (Germany)	65,924	3,423,509
Wharf Holdings Ltd. (The) (Hong Kong)	638,000	1,929,419
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	717,000	5,347,600
Wheelock & Co. Ltd. (Hong Kong)	255,000	1,870,257
Wihlborgs Fastigheter AB (Sweden)	18,152	247,386
Yuexiu Property Co. Ltd. (China)	2,328,000	561,522

		175,995,521

Road & Rail — 0.9%
ArcBest Corp.	74,100	2,281,539
Aurizon Holdings Ltd. (Australia)	272,358	880,011
Avis Budget Group, Inc.*	269,600	9,398,256
Canadian National Railway Co. (Canada)	10,000	895,200
Canadian Pacific Railway Ltd. (Canada)	6,100	1,256,837
Central Japan Railway Co. (Japan)	19,200	4,458,877
ComfortDelGro Corp. Ltd. (Singapore)	134,500	255,426
Covenant Transportation Group, Inc. (Class A Stock)*	34,300	651,014
CSX Corp.	784,900	58,726,218
Daqin Railway Co. Ltd. (China) (Class A Stock)	56,800	70,519
East Japan Railway Co. (Japan)	40,200	3,877,994
Fukuyama Transporting Co. Ltd. (Japan)	6,100	234,818
Hamakyorex Co. Ltd. (Japan)	20,300	779,926
Knight-Swift Transportation Holdings, Inc.(a)	96,600	3,156,888
Kyushu Railway Co. (Japan)(a)	20,900	687,330
Landstar System, Inc.(a)	153,200	16,758,548
Marten Transport Ltd.	4,000	71,320
National Express Group PLC (United Kingdom)	488,401	2,585,100

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Nippon Express Co. Ltd. (Japan)	10,100	$562,413
Norfolk Southern Corp.	126,900	23,716,341
Old Dominion Freight Line, Inc.(a)	173,400	25,037,226
Sankyu, Inc. (Japan)	44,400	2,165,267
Sixt SE (Germany)	16,584	1,739,327
Sotetsu Holdings, Inc. (Japan)	10,100	310,640
Werner Enterprises, Inc.	116,500	3,978,475

		164,535,510

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)(a)	506,700	11,807,185
Amkor Technology, Inc.*	339,300	2,897,622
Analog Devices, Inc.	107,400	11,305,998
Broadcom, Inc.	79,800	23,996,658
Cirrus Logic, Inc.*	300,600	12,646,242
Cypress Semiconductor Corp.	247,200	3,688,224
Dialog Semiconductor PLC (United Kingdom)*	10,278	312,713
Diodes, Inc.*	87,700	3,043,190
Globalwafers Co. Ltd. (Taiwan)	69,000	683,288
Intel Corp.	1,905,100	102,303,870
MKS Instruments, Inc.(a)	141,200	13,138,660
Nanya Technology Corp. (Taiwan)	473,000	947,155
Novatek Microelectronics Corp. (Taiwan)	178,000	1,145,152
NXP Semiconductors NV (Netherlands)	264,800	23,405,672
ON Semiconductor Corp.*	63,800	1,312,366
Phison Electronics Corp. (Taiwan)	53,000	520,631
Qorvo, Inc.*	248,600	17,832,078
Realtek Semiconductor Corp. (Taiwan)	153,000	906,575
Siltronic AG (Germany)	18,274	1,617,486
SK Hynix, Inc. (South Korea)	66,914	4,382,804
SMART Global Holdings, Inc.*(a)	103,600	1,989,120
SolarEdge Technologies, Inc.*(a)	7,900	297,672
STMicroelectronics NV (Switzerland)	94,054	1,397,006
SUMCO Corp. (Japan)	1,153,800	12,847,292
Synaptics, Inc.*(a)	163,100	6,483,225
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	517,000	4,135,254
Teradyne, Inc.	293,700	11,701,008
Tokyo Seimitsu Co. Ltd. (Japan)	7,300	185,917
Versum Materials, Inc.	611,100	30,744,441
Xilinx, Inc.	97,700	12,387,383

		320,061,887

Software — 3.4%
Adobe, Inc.*	274,900	73,258,101
Altair Engineering, Inc. (Class A Stock)*	60,000	2,208,600
Altium Ltd. (Australia)	15,765	362,342
Bravura Solutions Ltd. (Australia)	703,873	2,746,148
CDK Global, Inc.	420,200	24,716,164
Cision Ltd.*	154,700	2,130,219
CommVault Systems, Inc.*	272,200	17,622,228
CyberArk Software Ltd. (Israel)*	106,500	12,678,824
Dassault Systemes SE (France)	17,357	2,592,768
Envestnet, Inc.*(a)	82,100	5,368,519
Intuit, Inc.	47,400	12,390,834
j2 Global, Inc.(a)	277,200	24,005,520
LogMeIn, Inc.	295,500	23,669,550
Manhattan Associates, Inc.*	333,100	18,357,141

A1121

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Micro Focus International PLC (United Kingdom)	402,593	$10,491,100
Microsoft Corp.	2,040,100	240,609,395
Monotype Imaging Holdings, Inc.	84,300	1,676,727
Nemetschek SE (Germany)	2,740	468,746
Nice Ltd. (Israel)*	10,705	1,268,554
Nuance Communications, Inc.*	668,700	11,321,091
Oracle Corp.	745,700	40,051,547
Paylocity Holding Corp.*	13,700	1,221,903
Progress Software Corp.	216,300	9,597,231
PTC, Inc.*	20,500	1,889,690
SAP SE (Germany)	8,107	938,541
SimCorp A/S (Denmark)	5,353	517,628
SPS Commerce, Inc.*	39,900	4,231,794
SS&C Technologies Holdings, Inc.	92,200	5,872,218
Symantec Corp.	663,500	15,253,865
Synopsys, Inc.*	189,200	21,786,380
Systena Corp. (Japan)	113,200	1,230,982
Temenos AG (Switzerland)*	7,944	1,175,495
Teradata Corp.*	145,400	6,346,710
Tyler Technologies, Inc.*(a)	12,600	2,575,440
Upland Software, Inc.*	10,500	444,780
Varonis Systems, Inc.*	21,400	1,276,082
Verint Systems, Inc.*	111,700	6,686,362

		609,039,219

Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	4,500	267,606
Accent Group Ltd. (Australia)	1,366,551	1,397,593
Aoyama Trading Co. Ltd. (Japan)	8,900	202,366
Arcland Sakamoto Co. Ltd. (Japan)	26,500	358,676
Asbury Automotive Group, Inc.*	125,700	8,718,552
Autobacs Seven Co. Ltd. (Japan)	12,100	201,065
AutoNation, Inc.*(a)	491,000	17,538,520
Bic Camera, Inc. (Japan)	14,800	155,309
Dick’s Sporting Goods, Inc.(a)	452,900	16,671,249
Dixons Carphone PLC (United Kingdom)	120,822	231,118
DSW, Inc. (Class A Stock)	128,000	2,844,160
Dunelm Group PLC (United Kingdom)	19,349	219,323
EDION Corp. (Japan)(a)	525,100	4,584,108
Five Below, Inc.*(a)	22,300	2,770,775
Fnac Darty SA (France)*	2,488	186,101
Foot Locker, Inc.	421,800	25,561,080
Genesco, Inc.*	44,800	2,040,640
Group 1 Automotive, Inc.	52,300	3,383,810
Hennes & Mauritz AB (Sweden) (Class B Stock)	426,559	7,109,306
Hikari Tsushin, Inc. (Japan)	2,800	530,703
Hotel Shilla Co. Ltd. (South Korea)	885	74,649
Hudson Ltd. (Class A Stock)*	19,100	262,625
JB Hi-Fi Ltd. (Australia)	15,043	266,416
JD Sports Fashion PLC (United Kingdom)	733,405	4,807,211
JUMBO SA (Greece)	26,285	439,105
Kingfisher PLC (United Kingdom)	284,826	872,662
Kohnan Shoji Co. Ltd. (Japan)	42,600	1,056,440
Komeri Co. Ltd. (Japan)	9,200	225,273
Lithia Motors, Inc. (Class A Stock)(a)	42,700	3,960,425
Michaels Cos., Inc. (The)*(a)	1,305,800	14,912,236
Office Depot, Inc.	365,100	1,325,313

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Petrobras Distribuidora SA (Brazil)	9,600	$56,737
Sally Beauty Holdings, Inc.*(a)	378,600	6,970,026
Signet Jewelers Ltd.(a)	358,100	9,725,996
Sonic Automotive, Inc. (Class A Stock)	60,300	893,043
TJX Cos., Inc. (The)	516,400	27,477,644
Ulta Beauty, Inc.*	11,800	4,115,014
Urban Outfitters, Inc.*	796,700	23,614,188
WH Smith PLC (United Kingdom)	15,257	422,114

		196,449,177

Technology Hardware, Storage & Peripherals — 1.7%
Advantech Co. Ltd. (Taiwan)	9,000	74,906
Apple, Inc.	963,100	182,940,846
Brother Industries Ltd. (Japan)	3,300	61,073
Chicony Electronics Co. Ltd. (Taiwan)	15,000	34,931
Dell Technologies, Inc. (Class C Stock)*	246,189	14,448,832
Diebold Nixdorf, Inc.(a)	589,700	6,527,979
Elecom Co. Ltd. (Japan)	45,200	1,394,892
FUJIFILM Holdings Corp. (Japan)	50,500	2,297,215
Hewlett Packard Enterprise Co.	1,425,900	22,001,637
HP, Inc.	2,194,800	42,644,964
Konica Minolta, Inc. (Japan)	1,400,000	13,794,589
Lenovo Group Ltd. (China)	254,000	228,865
Lite-On Technology Corp. (Taiwan)	56,000	81,546
Logitech International SA (Switzerland)	117,354	4,604,130
NCR Corp.*(a)	357,400	9,753,446
Neopost SA (France)	67,621	1,619,798
Quanta Computer, Inc. (Taiwan)	72,000	135,272
Ricoh Co. Ltd. (Japan)	7,700	80,501
Samsung Electronics Co. Ltd. (South Korea)	133,298	5,250,514

		307,975,936

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	39,528	9,625,955
ANTA Sports Products Ltd. (China)	51,000	348,140
Burberry Group PLC (United Kingdom)	412,494	10,505,483
Feng TAY Enterprise Co. Ltd. (Taiwan)	164,000	1,164,132
Fila Korea Ltd. (South Korea)	38,709	2,666,386
Formosa Taffeta Co. Ltd. (Taiwan)	24,000	28,672
Goldwin, Inc. (Japan)	1,600	232,998
Hermes International (France)	8,791	5,810,785
Kering SA (France)	24,723	14,206,766
LPP SA (Poland)	83	179,987
LVMH Moet Hennessy Louis Vuitton SE (France)	80,066	29,475,539
Moncler SpA (Italy)	23,461	947,382
Movado Group, Inc.	31,100	1,131,418
NIKE, Inc. (Class B Stock)	298,800	25,161,948
PVH Corp.	33,600	4,097,520
Skechers U.S.A., Inc. (Class A Stock)*	797,800	26,814,058
Swatch Group AG (The) (Switzerland)	7,548	418,529
Tapestry, Inc.	162,800	5,289,372
Wacoal Holdings Corp. (Japan)	8,500	211,077

		138,316,147

Thrifts & Mortgage Finance — 0.3%
Deutsche Pfandbriefbank AG (Germany), 144A	462,308	5,684,494

A1122

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Essent Group Ltd.*	95,000	$4,127,750
Federal Agricultural Mortgage Corp. (Class C Stock)	18,700	1,354,441
Housing Development Finance Corp. Ltd. (India)	7,466	212,476
Meta Financial Group, Inc.	25,700	505,776
MGIC Investment Corp.*	928,700	12,249,553
OneSavings Bank PLC (United Kingdom)	94,214	471,444
Paragon Banking Group PLC (United Kingdom)	36,141	205,304
Radian Group, Inc.	927,600	19,238,424
Walker & Dunlop, Inc.	27,400	1,394,934

		45,444,596

Tobacco — 0.5%
Altria Group, Inc.(a)	700,500	40,229,715
British American Tobacco PLC (United Kingdom)	623,532	25,985,491
Gudang Garam Tbk PT (Indonesia)	321,200	1,876,866
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	4,381,000	1,156,612
Imperial Brands PLC (United Kingdom)	398,108	13,618,671
Japan Tobacco, Inc. (Japan)	145,100	3,596,466
KT&G Corp. (South Korea)	13,333	1,213,666
Scandinavian Tobacco Group A/S (Denmark), 144A	154,982	1,936,261
Swedish Match AB (Sweden)	18,962	967,223
Universal Corp.	41,700	2,403,171

		92,984,142

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	13,731	639,041
Ashtead Group PLC (United Kingdom)	68,625	1,657,763
BMC Stock Holdings, Inc.*	242,000	4,276,140
Foundation Building Materials, Inc.*	57,800	568,752
GMS, Inc.*	142,800	2,159,136
Herc Holdings, Inc.*	17,600	686,048
ITOCHU Corp. (Japan)(a)	815,500	14,762,164
Marubeni Corp. (Japan)	2,098,900	14,517,861
Mitsubishi Corp. (Japan)	490,800	13,637,691
Mitsui & Co. Ltd. (Japan)	236,300	3,671,882
Posco International Corp. (South Korea)	23,819	372,962
Rush Enterprises, Inc. (Class A Stock)	11,200	468,272
Sojitz Corp. (Japan)	165,200	582,657
Sumitomo Corp. (Japan)	197,000	2,725,918
Titan Machinery, Inc.*	43,700	679,972
United Rentals, Inc.*	146,800	16,771,900
Veritiv Corp.*	40,900	1,076,488
WESCO International, Inc.*	352,700	18,696,627

		97,951,274

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	57,342	10,339,235
Airports of Thailand PCL (Thailand)	554,600	1,192,604
Auckland International Airport Ltd. (New Zealand)	132,400	732,860
COSCO SHIPPING Ports Ltd. (China)	268,000	289,982
Enav SpA (Italy), 144A	113,618	620,139
Flughafen Zurich AG (Switzerland)	1,173	214,519

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Fraport AG Frankfurt Airport Services Worldwide (Germany)	33,753	$2,590,558
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	98,100	869,697
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	36,630	591,960
Japan Airport Terminal Co. Ltd. (Japan)	6,200	262,288
Kamigumi Co. Ltd. (Japan)	212,800	4,930,608
Macquarie Infrastructure Corp.(a)	121,500	5,008,230
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	6,025	59,740
Taiwan High Speed Rail Corp. (Taiwan)	53,000	61,959
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	38,000	43,628

		27,808,007

Water Utilities — 0.1%
Aqua America, Inc.(a)	182,400	6,646,656
Beijing Enterprises Water Group Ltd. (China)*	152,000	94,072
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	79,200	842,499
SJW Group	42,000	2,593,080

		10,176,307

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock)	1,185,600	847,195
China Mobile Ltd. (China)	250,500	2,550,977
China United Network Communications Ltd. (China) (Class A Stock)	33,200	33,603
DiGi.Com Bhd (Malaysia)	225,700	251,977
Globe Telecom, Inc. (Philippines)	8,575	316,751
KDDI Corp. (Japan)	278,000	5,983,368
M1 Ltd. (Singapore)	454,800	687,879
NTT DOCOMO, Inc. (Japan)(a)	90,100	1,996,690
Orange Belgium SA (Belgium)	10,287	221,516
Shenandoah Telecommunications Co.	86,300	3,828,268
SK Telecom Co. Ltd. (South Korea)	18,356	4,059,947
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	1,295,000	1,408,000
Telephone & Data Systems, Inc.	399,300	12,270,489
T-Mobile US, Inc.*	248,500	17,171,350
Vodafone Group PLC (United Kingdom)	10,280,584	18,755,230

		70,383,240

TOTAL COMMON STOCKS (cost $11,207,628,898)		11,747,818,487

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany), (PRFC)	8,415	554,376
Hyundai Motor Co. (South Korea), (2nd PRFC)	2,684	180,553
Hyundai Motor Co. (South Korea), (PRFC)	1,305	79,668

		814,597

Banks — 0.0%
Banco Bradesco SA (Brazil), (PRFC)	120,700	1,319,412

A1123

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Grupo Aval Acciones y Valores SA (Colombia), (PRFC)	102,140	$39,568
Itau Unibanco Holding SA (Brazil), (PRFC)	175,500	1,533,415

		2,892,395

Beverages — 0.0%
Embotelladora Andina SA (Chile), (PRFC B)	28,473	103,975

Capital Markets — 0.0%
State Street Corp. Series G 5.350%	60,000	1,528,800

Chemicals — 0.0%
Braskem SA (Brazil), (PRFC A)	2,400	30,986
LG Chem Ltd. (South Korea), (PRFC)	208	38,150

		69,136

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia), (PRFC)	3,158	34,076

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil), (PRFC)	12,300	149,220

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil), (PRFC B)*	90,200	868,285

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil), (PRFC)	4,300	99,874

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany), (PRFC)	11,985	1,224,130

Industrial Conglomerates — 0.0%
CJ Corp. (South Korea), (PRFC)*^	1,103	35,630

Metals & Mining — 0.0%
Gerdau SA (Brazil), (PRFC)	227,600	878,346

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil), (PRFC)	104,400	742,068
Surgutneftegas PJSC (Russia), (PRFC)	3,297,600	2,055,291
Transneft PJSC (Russia), (PRFC)	330	885,253

		3,682,612

Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea), (PRFC)	58	42,768

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea), (PRFC)	23,238	742,798

TOTAL PREFERRED STOCKS (cost $12,809,087)		13,166,642

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	200,046	12,974,984
iShares MSCI EAFE Small-Cap ETF(a)	60,000	3,446,399
iShares MSCI Emerging Markets ETF(a)	49,087	2,106,814

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $18,300,350)		18,528,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 5.3%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class C
2.690%	06/19/23	3,770	$3,759,861
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A, Class A, 144A
2.990%	06/20/22	3,700	3,705,145
Series 2018-1A, Class A, 144A
3.700%	09/20/24	12,800	13,058,260
Series 2018-2A, Class A, 144A
4.000%	03/20/25	4,500	4,606,380
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	914	912,734
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,298,960
Series 2018-1A, Class B, 144A
3.710%	04/14/25	6,860	6,926,448
Series 2019-1A, Class A, 144A
3.630%	09/14/27	14,900	15,058,095

			50,325,883

Collateralized Loan Obligations — 3.6%
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A
4.277%(c)	10/15/28	7,750	7,755,807
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
4.067%(c)	07/15/29	4,500	4,493,988
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
4.039%(c)	07/16/29	20,750	20,648,325
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 0.960%, 144A
3.732%(c)	04/23/31	7,500	7,368,356
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class AR, 144A
—%(p)	10/15/28	9,000	8,999,919
Battalion CLO Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
4.120%(c)	07/18/30	11,750	11,744,297
Series 2019-14A, Class A1, 3 Month LIBOR + 1.450%, 144A
4.086%(c)	04/20/32	24,500	24,499,118
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	07/15/29	10,750	10,768,317
Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A
4.037%(c)	10/15/30	13,750	13,740,946
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A
4.127%(c)	04/13/27	1,500	1,501,063

A1124

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A
4.211%(c)	01/20/29	7,500	$7,504,292
Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A
3.743%(c)	04/17/31	16,000	15,769,538
Series 2015-5A, Class A1R, 3 Month LIBOR + 1.320%, 144A
3.876%(c)	01/20/32	15,000	14,998,182
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1A, 3 Month LIBOR + 1.300%, 144A
4.061%(c)	04/20/31	4,970	4,963,773
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
3.991%(c)	04/20/31	10,500	10,457,924
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.689%(c)	07/20/31	7,750	7,705,312
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
4.180%(c)	10/18/26	451	451,230
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 3 Month LIBOR + 0.980%, 144A
3.759%(c)	04/24/31	25,000	24,580,028
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.967%(c)	10/15/26	3,164	3,166,744
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
4.330%(c)	04/18/27	3,750	3,753,823
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.795%(c)	04/26/31	14,000	13,768,616
Series 2018-2A, Class A1, 3 Month LIBOR + 1.180%, 144A
3.745%(c)	10/20/31	28,400	28,139,396
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 3 Month LIBOR + 1.030%, 144A
3.801%(c)	04/25/31	20,000	19,679,184
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
4.052%(c)	10/23/29	10,000	9,973,757
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A
4.143%(c)	07/17/29	4,250	4,260,821
Mariner CLO Ltd. (Cayman Islands),
Series 2018-5A, Class A, 3 Month LIBOR + 1.110%, 144A
3.881%(c)	04/25/31	30,000	29,590,065
Midocean Credit CLO (Cayman Islands),
Series 2018-8A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.794%(c)	02/20/31	15,000	14,790,390

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A
4.511%(c)	04/20/28	6,500	$6,502,580
Mountain View CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.210%, 144A
3.989%(c)	01/16/31	15,000	14,891,880
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.637%(c)	01/15/28	9,000	8,937,551
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A
4.047%(c)	07/15/30	11,000	10,958,928
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 3 Month LIBOR + 1.080%, 144A
3.853%(c)	04/17/31	14,000	13,786,784
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
4.001%(c)	10/30/30	12,750	12,712,665
Regatta Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
4.023%(c)	10/17/30	7,500	7,461,836
Romark WM-R Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.791%(c)	04/20/31	15,000	14,732,328
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
4.001%(c)	07/20/30	12,000	11,974,092
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-2A, Class AR, 3 Month LIBOR + 1.290%, 144A
3.837%(c)	10/20/28	9,250	9,255,398
Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A
3.981%(c)	10/20/30	13,250	13,194,239
Telos CLO Ltd. (Cayman Islands),
Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A
4.073%(c)	07/17/26	25,000	25,074,273
Series 2013-4A, Class AR, 3 Month LIBOR + 1.240%, 144A
4.013%(c)	01/17/30	11,500	11,462,140
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
4.337%(c)	01/15/29	2,750	2,751,498
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
4.017%(c)	07/15/29	10,500	10,470,239
Series 2017-9A, Class A, 3 Month LIBOR + 1.140%, 144A
3.901%(c)	01/20/31	8,000	7,946,738
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1LR, 3 Month LIBOR + 1.180%, 144A
3.960%(c)	10/18/31	13,750	13,619,045
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A

A1125

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
4.471%(c)	10/25/28	10,500	$10,507,111
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
4.091%(c)	07/25/29	16,250	16,259,433
Series 2017-7A, Class A, 3 Month LIBOR + 1.210%, 144A
3.981%(c)	01/25/31	9,000	8,942,584
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 3 Month LIBOR + 0.970%, 144A
3.741%(c)	04/25/31	12,500	12,285,088
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
4.081%(c)	04/20/29	9,000	8,987,009
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
4.011%(c)	10/20/29	12,750	12,716,636
Series 2018-2A, Class A1, 3 Month LIBOR + 1.200%, 144A
3.638%(c)	10/20/31	10,000	9,910,894
West CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 0.920%, 144A
3.700%(c)	07/18/26	10,966	10,944,093
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
4.157%(c)	07/15/29	13,500	13,535,840
Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A
4.077%(c)	04/15/30	7,000	7,014,172
Series 2018-1A, Class A, 3 Month LIBOR + 0.950%, 144A
3.737%(c)	04/15/29	20,000	19,771,860

			651,680,145

Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2017-2A, Class A, 144A
2.800%	05/20/26	8,300	8,246,664
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	12,542,318
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	936	935,896
Series 2016-1A, Class A, 144A
3.660%	02/20/29	9,122	9,160,414
Series 2016-2A, Class A, 144A
4.100%	03/20/28	358	358,135
Series 2017-1A, Class B, 144A
2.790%	09/14/32	2,500	2,457,191
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	6,000	5,969,276
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,529,939
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,941,689
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,832,816
Series 2018-C, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
4.100%	10/08/24	5,400	$5,475,480
Series 2018-D, Class A, 144A
4.150%	12/09/24	3,800	3,862,607
PNMAC GMSR Issuer Trust,
Series 2018-GT1, Class A, 1 Month LIBOR + 2.850%, 144A
5.336%(c)	02/25/23	3,880	3,888,460
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	9,421	9,408,961

			84,609,846

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A7, Class A7
3.960%	10/13/30	20,900	22,397,157
Discover Card Execution Note Trust,
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%
3.084%(c)	12/15/26	2,000	2,002,800

			24,399,957

Home Equity Loans — 0.2%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%
3.566%(c)	10/25/34	2,439	2,429,459
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 1.020%
3.506%(c)	04/25/34	3,417	3,377,182
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%
5.599%(c)	01/25/33	2,070	2,059,027
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2, 1 Month LIBOR + 0.760%
3.246%(c)	10/25/33	958	949,347
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
3.266%(c)	03/25/34	1,721	1,713,372
Series 2003-W7, Class M1, 1 Month LIBOR + 1.040%
3.521%(c)	03/25/34	668	667,579
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
3.566%(c)	01/25/34	1,235	1,233,199
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.980%
3.461%(c)	10/25/34	4,150	4,173,421
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.350%
3.836%(c)	08/25/33	2,078	2,073,755
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.980%
3.461%(c)	03/25/34	726	716,071
Home Equity Asset Trust,
Series 2002-1, Class M1, 1 Month LIBOR + 1.320%
3.806%(c)	11/25/32	1,061	1,058,338
Series 2002-5, Class M1, 1 Month LIBOR + 1.700%
4.186%(c)	05/25/33	2,117	2,115,942
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%
3.566%(c)	04/25/34	685	686,594
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%
3.206%(c)	07/25/34	179	178,673
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%

A1126

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
3.286%(c)	08/25/35	811	$777,186
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%
3.506%(c)	10/25/33	723	721,848
Series 2003-NC7, Class M1, 1 Month LIBOR + 1.050%
3.536%(c)	06/25/33	466	470,518
Series 2005-HE2, Class M1, 1 Month LIBOR + 0.600%
3.086%(c)	01/25/35	1,237	1,237,909
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.705%
3.191%(c)	08/25/35	1,014	1,016,156
New Residential Mortgage Loan Trust,
Series 2018-1A, Class A1A, 144A
4.000%(cc)	12/25/57	7,026	7,171,287
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%
3.146%(c)	11/25/33	1,482	1,460,375
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%
3.251%(c)	02/25/35	1,336	1,330,677
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-1, Class M4, 1 Month LIBOR + 0.915%
3.401%(c)	04/25/35	3,140	3,151,410
Series 2005-3, Class M4, 1 Month LIBOR + 0.885%
3.371%(c)	11/25/35	1,052	1,053,931

			41,823,256

Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT1, Class A, 1 Month LIBOR + 2.350%, 144A
4.836%(c)	04/25/23	3,080	3,082,516

			3,082,516

Residential Mortgage-Backed Securities — 0.5%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.843%(cc)	03/25/44	831	833,384
Chase Funding Trust,
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%
3.146%(c)	11/25/32	534	529,126
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 1 Month LIBOR + 1.450%, 144A
3.940%(c)	10/25/37	3,261	3,275,439
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.920%
3.401%(c)	01/25/34	2,332	2,333,294
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
5.639%(c)	12/26/46	7,833	7,905,404
Series 2018-11R, 1 Month LIBOR + 1.400%, 144A
3.890%(c)	08/25/37	2,575	2,568,600
Series 2018-RPL8, Class A1, 144A
4.125%(cc)	07/25/58	551	552,901
GSAMP Trust,
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.980%
3.461%(c)	09/25/34	4,198	4,216,174

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A, 1 Month LIBOR + 1.750%, 144A
4.246%(c)	01/28/70		2,969	$3,007,414
Series 2019-GS1, Class A1, 144A
4.000%(cc)	01/25/59		293	294,433
Series 2019-GS2, Class A1, 144A
3.750%(cc)	01/25/59		3,100	3,102,034
Series 2019-SL1, Class A, 144A
4.000%(cc)	12/28/54		2,200	2,197,989
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	09/25/35		1,611	1,616,006
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
3.176%(c)	05/25/35		4,812	4,817,657
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.946%(c)	09/25/35		4,744	4,750,187
Series 2005-5, Class AF4
3.991%(cc)	11/25/35		1,808	1,798,962
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	01/25/34		835	837,306
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%
3.466%(c)	10/25/35		6,592	6,464,945
TFS (Spain),
Series 2018-3, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	13,501	15,114,114
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A
3.776%(cc)	11/25/60		4,000	4,106,910
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		4,741	4,663,401
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57		11,828	11,610,672
Series 2018-2, Class A1, 144A
3.250%(cc)	03/25/58		856	854,082
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58		383	387,149

				87,837,583

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A
3.336%(c)	05/25/41		3,341	3,352,336
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A
3.486%(c)	01/25/41		1,169	1,174,329
Series 2017-A, Class A2, 144A
2.650%	01/25/41		4,586	4,540,250
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		13,980	14,310,751

				23,377,666

TOTAL ASSET-BACKED SECURITIES (cost $966,487,568)				967,136,852

A1127

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS — 0.1%
Computers — 0.0%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
6.249%(c)	09/30/24		2,712	$2,701,610

Electric — 0.0%
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.499%(c)	08/04/23		1,244	1,228,093

Foods — 0.0%
JBS USA LUX SA,
Term Loan
—%(p)	10/30/22		898	890,079

Healthcare-Products — 0.0%
Avantor, Inc.,
Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%
3.750%(c)	11/21/24	EUR	1,291	1,448,158

Lodging — 0.0%
Hilton Worldwide Finance LLC,
Series B-2 Term Loan, 1 Month LIBOR + 1.750%
4.236%(c)	10/25/23		1,940	1,932,652

Pharmaceuticals — 0.0%
Ceva Sante Animale SA,
Term Loan
—%(p)	04/30/26		2,830	3,126,949

Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.601%(c)	04/20/26		2,605	2,526,850
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	1,465	1,635,155
Term B, 3 Month LIBOR + 4.750%
5.598%(c)	02/07/25		1,327	1,677,771
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	2,940	3,224,723

				9,064,499

Software — 0.0%
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.486%(c)	04/26/24		5,000	4,983,749

TOTAL BANK LOANS (cost $26,051,326)				25,375,789

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
BANK,
Series 2017-BNK4, Class A3
3.362%	05/15/50		13,400	13,561,004
Series 2017-BNK5, Class A3
3.020%	06/15/60		24,420	24,448,513
Series 2017-BNK7, Class A4
3.175%	09/15/60		34,400	34,497,139
CD Mortgage Trust,
Series 2017-CD5, Class A3
3.171%	08/15/50		16,000	16,006,971
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.950%	11/10/49	17,000	$16,614,279
Series 2017-C8, Class A3
3.305%	06/15/50	19,400	19,439,054
CGMS Commercial Mortgage Trust,
Series 2017-B1, Class A3
3.197%	08/15/50	22,300	22,305,031
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,204,303
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,099,751
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,837,510
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	5,942,126
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,632,493
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,390,885
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,047,895
Series 2015-CR26, Class A4
3.630%	10/10/48	5,000	5,154,037
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,353,691
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,003,434
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,148,912
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	20,519,656
Series 2016-COR1, Class A3
2.826%	10/10/49	11,000	10,742,351
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,071,009
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,136,093
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	12,934,700
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	08/10/49	10,900	10,575,709
Fannie Mae-Aces,
Series 2018-M4, Class A2
3.043%(cc)	03/25/28	15,400	15,500,815
Series 2015-M8, Class AB2
2.829%(cc)	01/25/25	3,198	3,222,468
Series 2015-M17, Class A2
2.939%(cc)	11/25/25	9,500	9,608,897
Series 2017-M1, Class A2
2.416%(cc)	10/25/26	13,826	13,418,878
Series 2017-M4, Class A2
2.597%(cc)	12/25/26	25,500	24,987,047
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class AM
3.650%(cc)	02/25/28	12,725	13,339,850

A1128

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series W5FX, Class AFX
2.970%(cc)	04/25/28	8,650	$8,751,891
Series K008, Class X1, IO
1.511%(cc)	06/25/20	11,047	156,025
Series K025, Class X1, IO
0.839%(cc)	10/25/22	12,181	310,352
Series K052, Class X1, IO
0.667%(cc)	11/25/25	107,981	3,945,392
Series K055, Class X1, IO
1.366%(cc)	03/25/26	32,252	2,581,368
Series K058, Class X1, IO
0.929%(cc)	08/25/26	203,537	11,735,497
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,389,953
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	20,434,196
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	15,501,397
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,331,731
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,997,793
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,148,150
Series 2015-C28, Class A2
2.773%	10/15/48	1,577	1,573,919
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,741,511
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	19,600,536
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	3,058	3,046,902
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,072,423
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,484,542
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,984,893
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	28,380,461
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	50,553,120
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	25,115,675
Series 2017-H1, Class XB, IO
0.731%(cc)	06/15/50	175,741	8,871,212
UBS Commercial Mortgage Trust,
Series 2017-C3, Class ASB
3.215%	08/15/50	15,001	15,249,810
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.533%	12/10/45	5,806	$5,778,533
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2
2.399%	08/15/49	19,500	18,647,052
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	11,989,179
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	24,932,005
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,454,370
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,973,763
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,453,751
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	16,996,958
Series 2016-BNK1, Class XB, IO
1.338%(cc)	08/15/49	34,818	3,006,449
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,206,237
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	14,035,023
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	17,433,724
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,687	2,680,048

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $791,101,492)			789,290,342

CORPORATE BONDS — 7.2%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	6,500	6,686,875
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	430,334

			7,117,209

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	14,235	13,918,420
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20	5,250	5,463,012

			19,381,432

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,163	1,222,920
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	642	701,443

A1129

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20			6,935	$6,922,307
3.400%	04/19/21			4,890	4,909,977
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20			2,440	2,436,134
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29			1,618	1,609,329
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	(a)		2,047	2,075,623

					19,877,733

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24		EUR	1,180	1,409,710

Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21			2,375	2,389,808
Gtd. Notes, 3 Month LIBOR + 0.410%, 144A
3.207%(c)	04/12/21			1,780	1,778,863
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	(a)		7,230	7,274,482
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			625	489,786
5.291%	12/08/46			140	117,302
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21			7,585	7,469,462
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			6,070	6,312,513
5.150%	04/01/38	(a)		790	721,952
6.250%	10/02/43			2,005	1,995,090
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21			4,470	4,449,930
3.700%	11/24/20			15,120	15,243,572

					48,242,760

Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26			1,040	761,799
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26	(a)		530	503,500
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25			1,770	1,840,669

					3,105,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 2.5%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(a)(rr)	735	$778,181
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		3,600	3,557,734
3.848%	04/12/23		2,600	2,622,141
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.917%(c)	04/12/23		1,600	1,580,356
Bank of America Corp.,
Series V, Jr. Sub. Notes
5.125%(ff)	—	(rr)	1,630	1,624,275
5.200%(ff)	—	(rr)	1,260	1,266,401
6.300%(ff)	—	(rr)	1,700	1,846,625
6.500%(ff)	—	(rr)	420	455,717
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		4,037	4,020,923
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,050,783
3.593%(ff)	07/21/28	(a)	3,750	3,739,008
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28		16,976	17,205,796
3.974%(ff)	02/07/30		2,620	2,670,403
4.000%	04/01/24		1,380	1,439,449
Sub. Notes
6.110%	01/29/37		3,080	3,654,686
Series L, Sub. Notes, MTN
3.950%	04/21/25	(a)	17,905	18,212,334
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22		5,135	5,140,030
Bank of New York Mellon Corp. (The),
Series F, Jr. Sub. Notes
4.625%(ff)	—	(rr)	8,595	8,122,275
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21		6,700	7,584,387
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		1,310	1,277,301
3.684%	01/10/23		1,415	1,413,314
4.337%	01/10/28		1,100	1,093,285
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		7,740	8,001,356
BB&T Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
3.181%(c)	06/15/20		3,425	3,438,289
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		935	961,996
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		2,575	2,533,941
2.350%	01/31/20		1,945	1,935,219
2.950%	07/23/21		2,000	2,006,550
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
3.373%(c)	09/13/19		1,585	1,588,091

A1130

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	(a)	500	$524,375
Citigroup, Inc.,
Series D, Jr. Sub. Notes
5.350%(ff)	—	(a)(rr)	670	659,113
5.900%(ff)	—	(rr)	2,500	2,546,875
5.950%(ff)	—	(rr)	10,570	10,675,700
5.950%(ff)	—	(rr)	8,500	8,670,000
Sr. Unsec’d. Notes
2.700%	03/30/21		7,415	7,408,539
2.750%	04/25/22		2,655	2,643,822
3.200%	10/21/26		3,340	3,271,312
3.700%	01/12/26		2,365	2,402,418
3.887%(ff)	01/10/28		1,810	1,838,027
8.125%	07/15/39	(a)	1,110	1,668,613
Sub. Notes
3.875%	03/26/25		4,735	4,770,513
4.450%	09/29/27		6,010	6,174,889
4.750%	05/18/46	(a)	180	186,503
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.640%, 144A
3.379%(c)	11/07/19		1,330	1,334,350
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21	(a)	2,000	1,961,557
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,642,565
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		8,500	8,593,355
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21		3,610	3,647,657
3.750%	03/26/25		600	604,542
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
3.188%(c)	09/06/19		6,825	6,820,398
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		3,775	3,789,472
5.000%	02/14/22		3,300	3,373,157
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
4.028%(c)	02/04/21		4,100	4,065,856
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,618,017
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22		2,000	2,018,750
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,300	3,195,871
4.200%	08/08/23		2,675	2,781,071
Goldman Sachs Group, Inc. (The),
Series P, Jr. Sub. Notes
5.000%(ff)	—	(rr)	5,000	4,618,750
5.375%(ff)	—	(rr)	3,765	3,797,944
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,151,504

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.272%(ff)	09/29/25		5,541	$5,469,813
3.750%	02/25/26		660	662,232
3.814%(ff)	04/23/29		3,875	3,838,921
3.850%	01/26/27		1,920	1,927,491
5.750%	01/24/22		875	938,418
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.770%
4.421%(c)	02/25/21		2,920	2,990,820
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		2,000	2,046,592
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24		410	422,865
6.000%	06/15/20		1,600	1,659,388
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.779%(c)	07/24/23		2,320	2,318,789
Sr. Unsec’d. Notes
3.625%	02/20/24		400	404,090
Sub. Notes
5.150%	05/22/45		6,510	6,884,786
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20		3,560	3,657,134
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.600%	05/25/23		885	900,508
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
4.295%(c)	01/05/22		2,735	2,798,351
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21		1,000	997,640
JPMorgan Chase & Co.,
Series V, Jr. Sub. Notes
5.000%(ff)	—	(rr)	5,000	4,972,500
5.150%(ff)	—	(rr)	3,500	3,524,325
5.300%(ff)	—	(rr)	3,505	3,541,803
6.125%(ff)	—	(rr)	750	786,600
SeriesI,Jr. Sub. Notes, 3 Month LIBOR +3.470%
6.221%(c)	—	(rr)	1,184	1,189,920
Sr. Unsec’d. Notes
2.700%	05/18/23		8,885	8,798,153
2.950%	10/01/26		4,420	4,317,543
2.972%	01/15/23		2,010	2,009,161
3.509%(ff)	01/23/29		885	878,973
3.782%(ff)	02/01/28	(a)	14,000	14,261,871
3.900%	07/15/25		4,000	4,155,972
4.260%(ff)	02/22/48	(a)	3,550	3,638,460
Sub. Notes
4.250%	10/01/27		2,580	2,679,407
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	(a)	10,000	10,078,050
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,557,566
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		1,000	975,506
Morgan Stanley,
Series H, Jr. Sub. Notes
5.450%(ff)	—	(rr)	1,175	1,177,938
Sr. Unsec’d. Notes

A1131

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.375%	01/22/47		570	$587,544
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		9,820	10,072,261
3.772%(ff)	01/24/29		3,230	3,241,749
3.875%	01/27/26		11,949	12,217,272
4.431%(ff)	01/23/30		9,580	10,089,916
5.500%	01/26/20		2,660	2,717,379
5.500%	07/28/21		3,225	3,412,431
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		610	599,226
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,326,707
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21		1,225	1,217,268
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21		8,110	8,127,495
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		10,920	10,965,260
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22		2,710	2,709,710
State Street Corp.,
Series F, Jr. Sub. Notes
5.250%(ff)	—	(a)(rr)	1,975	2,016,969
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
3.123%(c)	01/17/20		8,125	8,139,797
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22		1,255	1,250,975
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20		2,725	2,719,043
U.S. Bancorp,
Series I, Jr. Sub. Notes
5.125%(ff)	—	(a)(rr)	1,979	2,004,193
5.300%(ff)	—	(rr)	5,785	5,886,238
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
3.099%(c)	01/24/20		2,380	2,384,946
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19		475	474,514
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23		4,080	4,019,601
3.000%	04/15/21		5,000	4,997,990

				443,916,431

Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21		4,080	4,123,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,000	$1,026,849
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	11,080	10,905,065

			11,931,914

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	496,794
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	625	635,158
4.500%	02/15/47	305	292,417
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,725	1,647,375
5.375%	11/15/24	1,220	1,250,500
5.500%	02/15/23	200	203,500

			4,525,744

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	975	836,063
5.375%	03/15/44	825	743,531
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	1,000	1,038,539
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	777,495
Gtd. Notes, 144A
4.875%	09/19/22	2,300	2,389,125
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	911,223
5.450%	11/15/33	485	521,434
5.625%	11/15/43	1,155	1,225,313
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	2,700	2,717,928
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	2,070	2,195,265

			13,355,916

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,056,505
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,536,563
7.000%	10/15/37	1,780	2,283,455

A1132

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16		1,050	$1,012,789
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		1,030	1,017,125
4.875%	01/15/28		2,900	2,820,830
5.500%	05/15/27		600	606,000
5.875%	09/15/26		1,600	1,654,000

				14,987,267

Computers — 0.0%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		660	672,372
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20		270	272,355

				944,727

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		1,980	2,022,802
American Express Co.,
Series C, Jr. Sub. Notes
4.900%(ff)	— (rr	)	580	576,839
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		16,485	16,685,070
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24		4,200	4,304,538
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,745	2,735,222
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		455	453,635
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		1,005	1,211,215
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20		500	499,336

				28,488,657

Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		2,745	2,859,811
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		815	826,206
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,299,939

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48		2,550	$2,679,803
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		2,565	3,180,711
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		1,608	1,588,768
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,606,900
Sr. Unsec’d. Notes
5.375%	01/15/23		416	416,520
5.750%	01/15/25	(a)	6,275	6,243,625
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,458,371
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		5,980	6,324,825
Dominion Energy, Inc.,
Series B, Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,741,728
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73		900	986,580
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33		2,260	2,373,240
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28		2,115	2,174,207
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,685	1,702,156
Sr. Unsec’d. Notes
2.450%	04/15/21		553	546,584
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	553,504
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,310,960
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		2,875	2,889,489
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,941	1,950,602
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		5,310	5,516,753
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		7,750	7,569,447
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes(d)
4.250%	03/15/46	(a)	1,110	912,975

A1133

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	$3,533,163
3.700%	09/15/47		2,400	2,345,916
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		1,495	1,442,736
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		5,090	4,778,193
5.000%	03/15/44		2,610	2,839,898
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		4,945	4,952,518
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	5,740,678
Southern Co. (The),
Series B, Jr. Sub. Notes
5.500%(ff)	03/15/57		342	348,401
Sr. Unsec’d. Notes
2.950%	07/01/23		4,595	4,574,913
Virginia Electric & Power Co.,
Series A, Sr. Unsec’d. Notes
3.500%	03/15/27		8,320	8,471,705
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		398	420,893

				99,162,718

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	583,713
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,598,720

				6,182,433

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,500	1,355,640
4.250%	10/31/26		674	648,051
5.500%	07/31/47	(a)	4,065	3,739,800

				5,743,491

Entertainment — 0.0%
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	400	405,000
7.000%	08/01/23	(a)	973	1,018,157

				1,423,157

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,220	1,244,399

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		1,095	$1,038,881
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,380	1,414,500
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/14/21		5,685	5,744,520
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	4,043,022
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		3,255	3,296,840
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,131,791

				18,669,554

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	90,952
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		5,540	5,272,947
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,200,435

				6,564,334

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		455	526,167
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	703,266
2.250%	03/07/39	EUR	1,005	1,225,084

				2,454,517

Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		1,190	1,197,438
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,247,107
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	959,773
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24		174	129,682
Sr. Sec’d. Notes
6.250%	03/31/23		570	536,313

A1134

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			885	$892,638
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57			600	654,143
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)		10,880	11,532,800
Sr. Sec’d. Notes
4.750%	05/01/23			1,000	1,047,878
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52			1,630	1,691,698
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	(a)		9,675	10,244,655
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40			1,126	1,205,513
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		2,675	2,755,250
8.125%	04/01/22			1,375	1,479,294
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26			1,015	1,031,494

					36,605,676

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	(a)		2,100	2,084,250
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			3,075	3,082,688

					5,166,938

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)		1,150	1,150,713

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	2,280,798

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23			7,518	7,434,050

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55			1,125	1,008,731
6.250%	05/01/36			3,700	4,251,853
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46			950	1,054,513

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			2,915	$3,240,223
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	2,559,651
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35			3,900	4,557,890
6.500%	05/01/42			2,000	2,464,938
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			1,625	2,152,614
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40			421	538,007
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47			4,300	4,412,201
4.900%	09/15/44			1,375	1,536,736
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21			1,295	1,294,578

					29,071,935

Lodging — 0.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21			1,490	1,534,700
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)		1,000	972,500
6.000%	03/15/23			600	633,000
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			1,500	1,563,433

					4,703,633

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21			525	523,293

Media — 0.4%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24			3,850	3,868,865
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20			3,750	3,918,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24			2,000	2,052,500
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25			560	578,200
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47			2,575	2,565,702
6.384%	10/23/35			1,090	1,215,364

A1135

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Media (cont’d.)
6.484%	10/23/45			4,485	$5,027,699
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22			3,440	4,225,379
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34			3,000	3,121,597
4.250%	10/15/30			2,025	2,151,322
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			14,630	14,563,587
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21			2,300	2,302,875
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			3,515	3,417,489
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)		2,225	2,002,500
5.875%	11/15/24	(a)		475	399,000
7.750%	07/01/26	(a)		675	587,250
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23			1,250	1,254,568
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)		2,830	2,858,300
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19			2,300	2,300,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	300	350,849
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		1,740	1,647,563
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44			685	690,599
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,000	1,031,250
Gtd. Notes, 144A
5.375%	06/15/24			1,395	1,456,031
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25			3,870	3,860,295
3.800%	02/15/27			15	14,939
3.875%	01/15/26			1,550	1,555,295
4.050%	12/15/23			7,530	7,823,288

					76,841,056

Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			3,000	3,506,587

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	2,025	$2,110,151

			5,616,738

Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22	1,000	1,002,499

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	9,115	8,916,840
2.200%	07/18/20	2,515	2,488,945
2.750%	01/06/23	1,600	1,579,968
3.250%	02/11/22	1,175	1,178,842
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	3,000	3,710,797
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	4,700	4,639,527
4.375%	02/11/20	5,200	5,272,787

			27,787,706

Oil & Gas — 0.5%
Anadarko Finance Co.,
Series B, Gtd. Notes
7.500%	05/01/31	2,450	3,058,006
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36	3,000	1,331,374
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	4,185,439
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	5,370	5,276,534
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	815	860,242
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	1,040	1,047,412
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	4,400	4,441,896
5.600%	07/15/41	1,560	1,719,127
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34	1,000	1,194,788
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	900	925,033
6.510%	03/07/22	1,100	1,172,134
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	4,395	4,587,265

A1136

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37			2,450	$3,000,679
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22			2,325	2,344,688
4.750%	04/19/27			900	923,130
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			3,500	4,022,637
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19			500	511,605
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	(a)		275	276,375
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21			8,825	9,037,570
5.875%	06/01/24			525	562,795
6.000%	03/01/41	(a)		1,420	1,571,349
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	(a)		2,870	2,911,644
6.125%	01/17/22	(a)		105	110,828
6.900%	03/19/49			3,495	3,457,953
7.375%	01/17/27			3,865	4,252,853
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38			1,330	1,713,217
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23			5,900	5,635,090
4.500%	01/23/26			975	906,555
4.750%	02/26/29		EUR	3,500	3,926,395
5.375%	03/13/22			1,540	1,571,970
5.500%	01/21/21			1,750	1,779,750
6.500%	03/13/27	(a)		5,610	5,649,270
6.500%	06/02/41	(a)		2,570	2,326,338
Gtd. Notes, EMTN
2.750%	04/21/27		EUR	2,000	2,003,249
4.875%	02/21/28		EUR	2,930	3,340,251
Gtd. Notes, MTN
6.750%	09/21/47			2,000	1,836,000
6.875%	08/04/26			810	844,263
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			1,403	1,769,471
6.850%	06/01/39			405	525,739
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			760	766,840

					97,377,754

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25			6,440	6,639,365

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			990	$986,288
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22			1,515	1,514,999
Ball Corp.,
Gtd. Notes
4.375%	12/15/23		EUR	550	701,027
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			1,750	1,828,686

					5,031,000

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22			1,825	1,821,257
3.600%	05/14/25			1,505	1,508,373
4.500%	05/14/35			2,530	2,474,799
4.700%	05/14/45			4,190	4,036,001
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22			2,533	2,555,810
4.550%	03/15/35			1,830	1,792,230
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21			2,122	2,183,132
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28			7,270	7,540,954
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20			5,000	4,993,870
3.875%	07/20/25			5,696	5,764,355
4.780%	03/25/38	(a)		1,780	1,762,721
5.050%	03/25/48			3,655	3,682,064
5.125%	07/20/45			1,750	1,778,506
5.300%	12/05/43			310	322,691
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22			7,500	7,468,265
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27			5,925	5,770,845
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			13,690	13,521,055

					68,976,928

Pipelines — 0.2%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28			3,815	4,001,340
5.875%	01/15/24			1,300	1,419,025
7.500%	10/15/20			400	425,866

A1137

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		600	$594,000
5.600%	04/01/44		350	313,250
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		1,000	1,200,233
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,695	1,710,210
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	747,081
Gtd. Notes, 144A
5.625%	11/15/23		7,350	8,027,024
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	294,259
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		1,035	1,047,938
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,898,408
6.850%	10/15/37		3,550	4,195,991
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,675,809
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,247,756
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	374,248
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,971,968
4.900%	01/15/45		700	698,931
5.100%	09/15/45		4,200	4,318,217
5.400%	03/04/44		3,260	3,474,049

				40,635,603

Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,016,516
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,026,069
5.250%	03/15/21		1,305	1,352,511
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		875	891,625
5.375%	04/15/26		410	428,409
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	(a)	4,150	4,035,875

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,225	$4,902,893
5.250%	08/01/26			835	859,006
5.500%	05/01/24			341	349,525
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22			4,487	4,562,288
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23			1,265	1,279,231
SBA Tower Trust,
Asset Backed, 144A
2.877%	07/15/46			1,505	1,491,211
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23			1,640	1,646,724
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20			5,425	5,458,889

					30,300,772

Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.473%(c)	04/17/20			4,035	4,035,889
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24			1,160	1,165,800
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22			1,100	1,142,625
5.625%	10/15/23			100	102,125
6.750%	07/01/36			1,070	898,800
6.875%	11/01/35			1,710	1,477,013
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		4,435	4,412,825

					13,235,077

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22			4,700	4,677,263
3.875%	01/15/27			1,550	1,480,753
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	04/15/21			3,365	3,361,029
3.125%	10/15/22			2,585	2,573,187

					12,092,232

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21			3,000	2,947,035
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			1,155	1,204,617

A1138

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Software (cont’d.)
4.100%	02/06/37			8,345	$9,076,374
4.500%	02/06/57			1,020	1,167,643
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34			1,295	1,388,376

					15,784,045

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	(a)		925	935,617
4.500%	05/15/35			2,715	2,674,854
4.850%	03/01/39			12,615	12,691,814
5.250%	03/01/37			3,230	3,384,119
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			480	425,606
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			2,800	2,979,340
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22			2,175	2,191,965
7.000%	08/15/20			625	645,313
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			2,335	2,445,913
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			1,166	1,165,275
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25	(a)		1,250	1,279,688
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33	(a)		4,585	4,846,316
4.522%	09/15/48	(a)		1,625	1,667,671
5.012%	04/15/49			3,000	3,275,374
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29	(a)		550	565,824
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23		EUR	2,260	2,456,957
3.125%	01/20/25		EUR	4,915	5,196,957

					48,828,603

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23			1,785	1,787,395
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34			400	411,079

					2,198,474

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21	5,490	$5,510,544

TOTAL CORPORATE BONDS
(cost $1,293,771,593)			1,307,649,418

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds
4.263%	09/15/32	555	583,410

California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs
6.263%	04/01/49	1,330	1,896,726
City of Los Angeles Department of Airports, Revenue Bonds, BABs
6.582%	05/15/39	4,685	6,055,737
Los Angeles Department of Water, Revenue Bonds, BABs
6.008%	07/01/39	1,850	2,320,751
University of California, Revenue Bonds
3.931%	05/15/45	340	348,333
4.131%	05/15/45	360	380,632
4.767%	05/15/2115	850	934,635

			11,936,814

Colorado — 0.0%
Regional Transportation District, Revenue Bonds, BABs
5.844%	11/01/50	955	1,300,949

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Revenue Bonds
4.814%	10/01/2114	550	633,160

Illinois — 0.1%
State of Illinois, General Obligation Unlimited
5.000%	11/01/22	11,855	12,781,231

New York — 0.0%
New York State Urban Development Corp., Revenue Bonds
5.838%	03/15/40	2,000	2,448,440

North Carolina — 0.1%
North Carolina State Education Assistance Authority, Revenue Bonds, 3 Month LIBOR + 0.800%
3.571%(c)	07/25/36	9,900	9,993,951

Ohio — 0.0%
American Municipal Power, Inc., Revenue Bonds, BABs
8.084%	02/15/50	265	439,813

A1139

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs
5.511%	12/01/45	1,815	$2,299,587
6.105%	12/01/39	1,035	1,358,603

			3,658,190

Virginia — 0.0%
University of Virginia, Revenue Bonds
4.179%	09/01/2117	1,925	1,990,508

TOTAL MUNICIPAL BONDS
(cost $44,670,794)			45,766,466

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
2.676%(c)	03/27/36	2,076	2,020,771
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30	916	909,295
Series 2015-R9, Class 1A1, 144A
3.052%(cc)	12/26/46	7,243	7,219,455
Series 2015-R9, Class 2A1, 1 Month LIBOR + 0.210%, 144A
2.691%(c)	02/26/37	8,516	8,362,263
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 1 Month LIBOR + 1.700%, 144A
4.186%(c)	10/25/27	2,207	2,227,378
Series 2018-1A, Class M1B, 1 Month LIBOR + 1.600%, 144A
4.086%(c)	04/25/28	4,772	4,791,339
Central Park Funding Trust,
Series 2018-1, Class A, 1 Month LIBOR + 1.500%, 144A^
3.989%(c)	11/01/23	6,800	6,800,000
CIM Trust,
Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A
4.489%(c)	12/25/57	2,886	2,904,458
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
4.489%(c)	01/25/57	5,202	5,279,694
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	6,198	6,062,570
Series 2017-8, Class A1, 144A
3.000%(cc)	12/25/65	11,691	11,574,423
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-17, Class 2A1
6.500%	10/25/37	9,466	6,602,855
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	1,037	1,040,933
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	769	112,043
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	34,649	35,357,457
Freddie Mac STACR Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2019-DNA1, Class M2, 1 Month LIBOR + 2.650%, 144A
5.136%(c)	01/25/49	140	$142,228
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
7.036%(c)	10/25/24	621	682,677
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.786%(c)	10/25/27	5,050	5,534,168
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	03/25/29	2,085	2,095,116
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28	1,509	1,530,966
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.836%(c)	03/25/29	2,020	2,037,590
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	04/25/29	4,610	4,634,073
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
3.550%(cc)	06/26/37	4,269	4,080,906
Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.626%(c)	10/26/36	3,045	2,985,820
Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A
2.626%(c)	10/26/36	1,600	1,474,942
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A, 1 Month LIBOR + 0.540%
3.022%(c)	03/19/35	2,199	2,126,887
Impac Secured Assets Trust,
Series 2006-1, Class 2A2, 1 Month LIBOR + 0.410%
2.896%(c)	05/25/36	454	447,194
Series 2006-2, Class 2M1, 1 Month LIBOR + 0.500%
2.986%(c)	08/25/36	790	764,251
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.934%(cc)	08/25/36	268	248,148
Lehman XS Trust,
Series 2006-GP4, Class 1A1, 1 Month LIBOR + 0.205%
2.691%(c)	08/25/46	5,160	5,089,992
LSTAR Securities Investment Ltd.,
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A
4.252%(c)	09/01/22	4,203	4,223,994
Series 2017-8, Class A, 1 Month LIBOR + 1.650%, 144A
4.152%(c)	11/01/22	3,566	3,567,223
LSTAR Securities Investment Trust,
Series 2018-2, Class A1, 1 Month LIBOR + 1.500%, 144A
4.002%(c)	04/01/23	9,773	9,831,557
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	1,777	1,799,704
OBX Trust,
Series 2018-1, Class A2, 1 Month LIBOR + 0.650%, 144A
3.136%(c)	06/25/57	7,683	7,626,505
Radnor Re Ltd. (Bermuda),
Series 2018-1, Class M1, 1 Month LIBOR + 1.400%, 144A
3.886%(c)	03/25/28	5,330	5,319,848
Series 2018-1, Class M2, 1 Month LIBOR + 2.700%, 144A
5.186%(c)	03/25/28	2,810	2,807,171

A1140

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A
1.659%(c)	08/20/56	GBP	11,295	$14,647,580
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	09/25/48		900	899,073
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 3 Month GBP LIBOR + 0.850%, 144A
1.709%(c)	05/20/45	GBP	10,077	13,112,985
Series 2018-A12A, Class A, 3 Month GBP LIBOR + 0.800%, 144A
1.659%(c)	02/20/45	GBP	5,449	7,055,932
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%
2.906%(c)	06/25/44		1,784	1,741,716

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $204,793,385)				207,773,180

SOVEREIGN BONDS — 1.2%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes
4.625%	01/11/23		7,170	5,872,230
6.875%	04/22/21		2,995	2,732,938
7.820%	12/31/33	EUR	3,921	3,802,169
8.280%	12/31/33		1,591	1,316,812
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes
5.333%	02/15/28		4,424	4,538,511
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes
7.375%	09/18/37		800	1,046,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes
7.500%	05/06/21		6,300	6,536,313
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		2,165	2,270,565
7.500%	05/06/21		600	622,506
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		1,775	1,738,329
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/16/26	EUR	4,580	5,057,122
Finland Government International Bond (Finland), Sr. Unsec’d. Notes
6.950%	02/15/26		2,000	2,482,344
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN
2.375%	06/04/25		2,000	1,971,519
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25		800	788,608
Hellenic Republic Government Bond (Greece), Bonds
3.000%	02/24/23	EUR	1,000	1,166,586
3.000%	02/24/31	EUR	2,960	3,250,734
3.000%	02/24/32	EUR	2,410	2,621,838

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
3.000%	02/24/35		EUR	1,795	$1,890,589
3.500%	01/30/23		EUR	9,835	11,557,995
3.900%	01/30/33		EUR	355	388,460
4.200%	01/30/42		EUR	845	897,796
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	1,135	1,333,092
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes
5.375%	03/25/24			510	558,794
5.750%	11/22/23			1,300	1,436,916
7.625%	03/29/41	(a)		554	822,214
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes
3.375%	07/30/25		EUR	1,680	2,106,756
Sr. Unsec’d. Notes, MTN
2.150%	07/18/24		EUR	2,000	2,352,714
3.750%	06/14/28		EUR	9,620	12,490,914
Sr. Unsec’d. Notes, MTN, 144A
5.125%	01/15/45			1,760	1,872,251
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN
2.625%	04/20/22			1,600	1,596,991
Sr. Unsec’d. Notes, MTN, 144A
2.125%	10/25/23			3,200	3,115,840
2.375%	02/13/25			3,000	2,928,225
2.625%	04/20/22			1,400	1,397,368
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN
5.125%	10/15/24			35,585	38,773,914
Province of Quebec (Canada), Unsec’d. Notes, MTN
7.140%	02/27/26			3,230	4,007,773
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A
9.950%	06/09/21			2,640	2,461,800
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A
4.817%	03/14/49			2,840	2,986,084
5.103%	04/23/48			3,295	3,608,025
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes
6.875%	09/27/23			12,335	13,711,586
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33	(a)		1,610	1,718,333
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes
5.875%	09/16/25			4,420	4,662,349
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39		EUR	2,416	2,808,513
Sr. Unsec’d. Notes, MTN
3.875%	10/29/35		EUR	2,000	2,324,973
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27		EUR	1,500	1,703,531
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A
5.250%	01/16/50			4,650	4,959,132
Sr. Unsec’d. Notes, MTN, 144A
4.000%	04/17/25			2,885	2,953,634

A1141

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28		EUR 2,050	$2,271,267
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		6,153	6,829,276
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,200	6,106,740
2.500%	06/08/22		1,600	1,587,837
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		2,000	1,973,388
7.000%	06/05/20		2,000	2,017,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		605	602,731
7.750%	09/01/21		4,800	4,763,999
8.994%	02/01/24		675	677,570
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		500	498,125
7.750%	09/01/22		1,785	1,762,045
8.994%	02/01/24		1,600	1,606,093

TOTAL SOVEREIGN BONDS (cost $210,894,649)				211,938,357

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Fannie Mae Principal Strip, MTN
2.311%(s)	10/08/27		2,305	1,801,376
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		787	785,719
2.543%(s)	12/14/29		2,100	1,529,353
3.000%	06/01/29		1,057	1,071,048
3.000%	07/01/33		4,614	4,669,699
3.000%	01/01/43		1,487	1,488,139
3.000%	03/01/43		5,908	5,911,475
3.500%	01/01/27		381	390,298
4.000%	11/01/37		2,306	2,397,664
4.000%	09/01/40		3,287	3,411,584
4.000%	12/01/40		1,285	1,334,162
4.000%	01/01/46		3,145	3,275,999
6.250%	07/15/32	(k)	3,810	5,255,244
6.750%	03/15/31	(k)	4,800	6,703,259
Federal National Mortgage Assoc.
2.500%	04/01/28		358	358,065
2.500%	06/01/28		751	750,429
3.000%	02/01/31		3,508	3,541,734
3.000%	04/01/43		3,336	3,337,976
3.000%	05/01/43		1,017	1,018,112
3.000%	06/01/43		3,064	3,065,812
3.000%	07/01/43		916	916,234
3.000%	08/01/43		3,693	3,695,275
3.000%	08/01/43		2,488	2,489,188
3.000%	08/01/43		1,512	1,512,938
3.500%	05/01/42		8,799	8,986,289
3.500%	05/01/42		506	516,316
3.500%	07/01/42		23,583	24,083,387
3.500%	06/01/43		4,428	4,520,290

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	12/01/45		764	$776,569
3.500%	12/01/46		7,311	7,427,957
3.500%	12/01/46		3,347	3,400,808
3.500%	02/01/47		3,968	4,031,254
4.000%	09/01/40		1,920	1,991,386
4.000%	01/01/44		4,933	5,107,189
4.000%	07/01/44		2,381	2,477,207
4.000%	10/01/47		15,176	15,877,118
4.000%	11/01/47		3,539	3,696,844
4.000%	01/01/48		11,000	11,448,627
4.000%	02/01/48		12,735	13,223,482
4.000%	10/01/48		1,009	1,040,289
4.000%	11/01/48		11,970	12,449,216
4.500%	12/01/43		14,840	15,633,794
4.500%	08/01/44		441	464,700
4.500%	02/01/47		8,120	8,498,812
5.000%	03/01/44		616	650,767
6.250%	05/15/29	(k)	8,515	11,196,730
6.625%	11/15/30	(k)	1,340	1,845,267
7.125%	01/15/30	(k)	1,305	1,831,113
Government National Mortgage Assoc.
3.500%	05/20/43		2,205	2,260,586
3.500%	04/20/45		9,391	9,611,653
4.500%	10/20/43		2,382	2,506,507
4.500%	11/20/46		8,444	8,915,257
4.500%	08/20/48		38,497	39,996,057
Tennessee Valley Authority Generic Strip, Bonds
—%(p)	03/15/33		461	294,094
2.705%(s)	09/15/30		2,480	1,742,408

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $286,615,018)				287,212,755

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes
2.375%	02/29/24		5,335	5,369,803
2.500%	02/28/26	(k)	15,725	15,903,749
2.625%	02/15/29	(a)	10,425	10,616,397
U.S. Treasury Strips Coupon
1.872%(s)	05/15/31	(k)	1,600	1,170,269
1.889%(s)	08/15/29	(k)	1,600	1,231,273
2.089%(s)	11/15/35	(k)	3,200	2,039,499
2.110%(s)	05/15/23		9,500	8,642,649
2.132%(s)	11/15/28	(h)(k)	3,180	2,498,404
2.161%(s)	05/15/29	(h)(k)	7,710	5,973,069
2.183%(s)	08/15/19		7,000	6,934,684
2.251%(s)	08/15/40	(k)	3,200	1,756,606
2.673%(s)	08/15/23		17,000	15,373,524
2.713%(s)	05/15/24		6,200	5,511,530

TOTAL U.S. TREASURY OBLIGATIONS (cost $83,093,248)				83,021,456

TOTAL LONG-TERM INVESTMENTS (cost $15,146,217,408)				15,704,677,941

A1142

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MUTUAL FUNDS — 17.5%
PGIM Core Ultra Short Bond Fund(w)		2,286,662,927	$2,286,662,927
PGIM Institutional Money Market Fund (cost $883,950,682; includes $881,839,612 of cash collateral for securities on loan)(b)(w)		883,732,773	883,909,519

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,170,613,609)			3,170,572,446

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $50,651,987)
2.427%	06/20/19	50,925	50,657,473

COMMERCIAL PAPER(n) — 0.0%
Ford Motor Credit Co. LLC (cost $8,943,914)
3.157%	04/09/19	8,950	8,941,660

OPTIONS PURCHASED~* — 0.1% (cost $10,530,889)			9,926,166

TOTAL SHORT-TERM INVESTMENTS (cost $3,240,740,399)			3,240,097,745

TOTAL INVESTMENTS — 104.4% (cost $18,386,957,807)			18,944,775,686
Liabilities in excess of other assets(z) — (4.4)%			(800,853,571)

NET ASSETS — 100.0%			$18,143,922,115

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,795,352 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $860,212,939; cash collateral of $881,839,612 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of March 31, 2019.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	07/20/23	$2,850.00	165	165	$6,654,370
S&P 500 Index (FLEX)	Call	01/22/24	$2,900.00	55	55	2,229,715

Total Exchange Traded (cost $10,445,388)						$8,884,085

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,600	$53,324
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co International PLC	11/21/19	0.13%	—	6,400	33,132
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	65,961

A1143

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	$151,120
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	327,017
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	341,875
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	69,652

Total OTC Traded (cost $85,501)							$1,042,081

Total Options Purchased (cost $10,530,889)							$9,926,166

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,309	2 Year U.S. Treasury Notes	Jun. 2019	$278,939,719	$971,529
14,226	5 Year U.S. Treasury Notes	Jun. 2019	1,647,770,906	14,684,184
6,625	10 Year U.S. Treasury Notes	Jun. 2019	822,949,219	11,731,218
81	10 Year U.S. Ultra Treasury Notes	Jun. 2019	10,755,281	214,313
2,210	20 Year U.S. Treasury Bonds	Jun. 2019	330,740,313	8,887,309
2,092	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	351,456,000	11,519,270
530	Mini MSCI EAFE Index	Jun. 2019	49,459,600	946,392
5,854	S&P 500 E-Mini Index	Jun. 2019	830,624,060	25,076,170

				74,030,385

Short Positions:
3,440	2 Year U.S. Treasury Notes	Jun. 2019	733,042,500	(2,798,571)
665	10 Year Euro-Bund.	Jun. 2019	124,084,199	(2,378,121)

				(5,176,692)

				$68,853,693

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Euro,
Expiring 04/17/19	Goldman Sachs International	EUR	8,517	$9,665,521	$9,568,826	$—	$(96,695)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	35,635	$46,240,375	$46,457,877	$—	$(217,502)
Euro,
Expiring 04/17/19	Bank of America, N.A.	EUR	100,004	114,273,177	112,359,239	1,913,938	—
Expiring 04/17/19	Citibank, N.A.	EUR	2,427	2,760,000	2,726,794	33,206	—
Expiring 04/17/19	UBS AG	EUR	1,043	1,175,000	1,171,822	3,178	—

				$164,448,552	$162,715,732	$1,950,322	$(217,502)

						$1,950,322	$(314,197)

A1144

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Cross currency exchange contracts outstanding at March 31, 2019:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
04/17/19	Buy	GBP	464	EUR	539	$ —	$ (971)	Bank of America, N.A.

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues – Sell Protection(2)*:
Federation of Russia	12/20/23	1.000%(Q)	18,000	1.257%	$(197,348)	$(17,500)	$(179,848)	Barclays Bank PLC
Government of Malaysia	12/22/23	1.000%(Q)	6,000	0.702%	81,922	(5,833)	87,755	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	20,000	0.508%	447,674	(19,444)	467,118	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	6,000	7.836%	(1,469,145)	(5,833)	(1,463,312)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	30,000	1.618%	(798,156)	(29,167)	(768,989)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	6,000	0.392%	165,969	(5,833)	171,802	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	8,000	0.975%	11,362	(7,778)	19,140	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	8,000	1.176%	(59,696)	(7,778)	(51,918)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	6,000	8.209%	(1,530,997)	(5,833)	(1,525,164)	Barclays Bank PLC
Republic of Mexico	12/20/23	1.000%(Q)	26,000	1.116%	(124,944)	(25,278)	(99,666)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	6,000	0.587%	112,872	(5,833)	118,705	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	6,000	0.572%	117,063	(5,833)	122,896	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	6,000	0.680%	87,896	(5,833)	93,729	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	18,000	1.845%	(652,568)	(17,500)	(635,068)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	30,000	4.173%	(3,808,905)	(29,167)	(3,779,738)	Barclays Bank PLC

					$(7,617,001)	$(194,443)	$(7,422,558)

Reference Entity/Obligation		Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices - Buy Protection(1)*:
CDX.EM.30.V1		12/20/23	1.000%(Q)	200,000	$6,982,120	$(45,556)	$7,027,676	Barclays Bank PLC

*

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

A1145

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	38,500	$(2,317,700)	$(2,623,069)	$(305,369)
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	151,015	2,211,405	535,902	(1,675,503)

				$(106,295)	$(2,087,167)	$(1,980,872)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Italy	06/20/19	1.000%(Q)	3,570	$(7,801)	$ (2,343)	$ (5,458)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	2,870	9,261	64,363	(55,102)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	2,540	259,761	257,703	2,058	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	2,550	(3,121)	15,939	(19,060)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(3,103)	40,011	(43,114)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(1,040)	14,919	(15,959)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(1,028)	4,962	(5,990)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(1,034)	13,711	(14,745)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(536)	2,729	(3,265)	Citibank, N.A.

				$251,359	$411,994	$(160,635)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Hellenic Republic	06/20/19	1.000%(Q)	2,000	1.035%	$508	$(80,278)	$80,786	Citibank, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,590	3.285%	(136,300)	(155,618)	19,318	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	3.654%	(449,760)	(822,278)	372,518	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,500	3.791%	(333,975)	(575,347)	241,372	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	1,660	4.000%	(268,299)	(300,672)	32,373	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	4,000	4.081%	(698,056)	(645,863)	(52,193)	Citibank, N.A.
Husky Energy Inc.	06/20/20	1.000%(Q)	2,380	0.258%	22,326	(98,009)	120,335	Morgan Stanley &Co. International PLC
Kingdom of Spain	12/20/28	1.000%(Q)	5,251	0.967%	16,279	(34,186)	50,465	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	2.269%	(103,901)	(117,594)	13,693	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.269%	(102,678)	(139,592)	36,914	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.269%	(34,471)	(48,023)	13,552	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.269%	(34,226)	(46,819)	12,593	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.269%	(34,231)	(38,919)	4,688	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	2.269%	(17,360)	(19,625)	2,265	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	9,680	0.611%	21,334	22,097	(763)	HSBC Bank USA, N.A.
Republic of Italy	06/20/20	1.000%(Q)	1,530	0.687%	6,327	(22,128)	28,455	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	4,050	1.197%	(15,855)	(84,090)	68,235	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	3,570	1.419%	(37,876)	(132,643)	94,767	Bank of America, N.A.

A1146

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	4,030	1.840%	$(129,970)	$(191,110)	$61,140	Goldman Sachs International
Republic of Italy	06/20/23	1.000%(Q)	2,870	1.840%	(92,538)	(172,870)	80,332	Bank of America, N.A.
Republic of Portugal	06/20/23	1.000%(Q)	650	0.605%	10,515	535	9,980	Bank of America, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	17,030	0.676%	251,416	13,883	237,533	BNP Paribas
Republic of Portugal	12/20/23	1.000%(Q)	750	0.676%	11,072	264	10,808	JPMorgan Chase Bank, N.A.

					$(2,149,719)	$(3,688,885)	$1,539,166

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate swap agreements^:
275,400	04/26/19	— (3)	— (3)	$(40,278)	$—	$(40,278)	Citigroup Global Markets

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The portfolio pays or receives payment based on CMM102 minus 7 year CMT minus 1.352% upon termination.
(4)	The portfolio may choose to terminate these agreements at any time prior to the stated termination date.

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL 20,488	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$ —	$ 1,690,056	$ 1,690,056

A1147

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	$ (8,751)	$ (43,212)	$ (34,461)
EUR	8,170	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(30,310)	(66,620)	(36,310)
EUR	13,150	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	10,428	(155,667)	(166,095)
EUR	5,605	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(48,394)	(222,561)	(174,167)
EUR	3,975	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	19,061	(102,332)	(121,393)
EUR	570	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	580	(25,029)	(25,609)
EUR	10,215	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(27,513)	(526,124)	(498,611)
EUR	13,765	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	382,806	(652,620)	(1,035,426)
EUR	88,639	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	655,041	3,419,479	2,764,438
EUR	1,600	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	119,344	(68,642)	(187,986)
EUR	3,750	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	169,069	(279,228)	(448,297)
EUR	16,195	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(990,978)	(990,978)
EUR	16,195	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	989,713	989,713
EUR	1,275	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	52,801	(116,173)	(168,974)
EUR	10,030	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(323,888)	(323,888)
EUR	10,030	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	326,880	326,880
JPY	10,706,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(71,044)	(71,044)
JPY	4,250,840	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(20,238)	(20,238)
	91,895	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	95,072	95,072
	88,890	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(2,741)	(402,574)	(399,833)
	9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(101,885)	(101,885)
	85,009	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(108,121)	622,264	730,385
	72,675	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(125,964)	409,756	535,720
	68,695	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(181,091)	450,728	631,819
	47,150	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	115,343	425,278	309,935
	9,975	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	135,767	135,767
	209,015	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,112,560	1,501,776	389,216
	74,030	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	286,984	510,492	223,508
	25,130	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	182,735	182,735
	67,570	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	213,788	(478,492)	(692,280)
	16,400	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	10,511	(386,691)	(397,202)
	2,160	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(86,039)	(86,039)

A1148

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	22,370	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	$(15,347)	$(1,062,272)	$(1,046,925)
	36,412	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	2,033	(1,728,243)	(1,730,276)
	365	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	13,846	3,195	(10,651)
	31,480	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	12,619	(441,961)	(454,580)
	8,345	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	38,559	38,559
	14,060	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	296	(210,443)	(210,739)
	50,191	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	646,345	960,728	314,383
	22,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(14,896)	22,809	37,705
	16,000	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	21,185	217,020	195,835
	9,925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	86,024	86,024
	13,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(20,724)	(20,724)
	9,225	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	209,749	209,749
	2,355	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(1,162)	(1,234)	(72)
	7,088	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(36,975)	(276,696)	(239,721)
	3,196	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(6,683)	(119,156)	(112,473)
	4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	765,778	765,778
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(24,142)	(24,142)
	2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	565,782	565,782
	1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	5,423	5,423
	1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(24,372)	(24,372)
ZAR	24,229	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(4,645)	30,513	35,158

					$3,232,047	$4,636,296	$1,404,249

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	01/12/41	1,436	$(13,469)	$(3,139)	$(10,330)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a Long Total Return Swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a Short Total Return Swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

A1149

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$14,497,246	$37,581,831
Goldman Sachs & Co. LLC	—	50,657,473

Total	$14,497,246	$88,239,304

A1150

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 96.8%
Australia — 6.6%
AGL Energy Ltd.	620,057	$9,581,049
Alumina Ltd.	262,903	452,689
ASX Ltd.	16,986	842,870
Aurizon Holdings Ltd.	175,055	565,617
Australia & New Zealand Banking Group Ltd.	157,717	2,915,921
BHP Group Ltd.	265,002	7,244,309
BHP Group PLC	186,272	4,489,259
BlueScope Steel Ltd.	253,895	2,522,049
CIMIC Group Ltd.	105,411	3,612,118
Commonwealth Bank of Australia	19,072	956,731
Dexus	91,388	826,840
Fortescue Metals Group Ltd.	136,284	689,487
Goodman Group, REIT	1,099,691	10,424,836
Macquarie Group Ltd.	128,055	11,764,005
Medibank Private Ltd.	248,284	486,156
Mirvac Group, REIT	652,850	1,273,970
Ramsay Health Care Ltd.	12,626	577,406
Rio Tinto Ltd.	32,125	2,235,615
Rio Tinto PLC	106,199	6,188,194
Santos Ltd.	1,705,992	8,241,467
South32 Ltd.	294,231	777,009
Telstra Corp. Ltd.	525,278	1,237,714
Wesfarmers Ltd.	95,889	2,360,293
Woodside Petroleum Ltd.	83,106	2,039,437

		82,305,041

Austria — 0.3%
Erste Group Bank AG*	26,654	981,142
Raiffeisen Bank International AG	124,911	2,810,424

		3,791,566

Belgium — 0.4%
Ageas	16,213	782,138
Colruyt SA	6,540	482,941
KBC Group NV	22,349	1,564,702
Solvay SA	6,668	723,088
UCB SA	11,130	956,397

		4,509,266

China — 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	6,165,600	6,840,038

Denmark — 1.1%
AP Moller - Maersk A/S (Class B Stock)	586	743,775
Carlsberg A/S (Class B Stock)	9,483	1,186,245
H. Lundbeck A/S	59,340	2,568,026
Novo Nordisk A/S (Class B Stock)	158,125	8,300,550
Vestas Wind Systems A/S	17,031	1,434,545

		14,233,141

Finland — 0.9%
Metso OYJ	14,592	502,638
Neste OYJ	66,906	7,139,574
Nordea Bank Abp(a)	260,115	1,982,882
Stora Enso OYJ (Class R Stock)	48,831	597,813
UPM-Kymmene OYJ	48,566	1,419,751

		11,642,658

	Shares	Value
COMMON STOCKS (Continued)
France — 9.5%
Airbus SE	52,447	$6,957,452
Alstom SA	13,744	596,856
Arkema SA	11,998	1,144,208
Atos SE	8,369	808,189
AXA SA	171,799	4,330,409
BNP Paribas SA	98,200	4,705,405
Capgemini SE	5,080	616,759
Cie Generale des Etablissements Michelin SCA (Class B Stock)	44,767	5,302,994
CNP Assurances	21,794	479,644
Credit Agricole SA	790,011	9,556,002
Dassault Aviation SA	302	446,626
Dassault Systemes SE	14,263	2,130,590
Eiffage SA	6,911	664,684
Eutelsat Communications SA	23,821	417,263
Hermes International	2,787	1,842,186
Ingenico Group SA	6,724	480,686
Kering SA	12,636	7,261,121
Klepierre SA, REIT	18,225	638,409
Legrand SA	15,271	1,023,763
L’Oreal SA	21,520	5,797,723
LVMH Moet Hennessy Louis Vuitton SE	49,060	18,060,974
Pernod Ricard SA	18,284	3,285,280
Peugeot SA	406,474	9,940,462
Sanofi	195,033	17,253,712
Schneider Electric SE	47,755	3,750,685
SEB SA	2,850	480,171
Societe Generale SA	122,912	3,559,719
Sodexo SA	8,103	892,834
Thales SA	9,350	1,121,638
TOTAL SA	82,718	4,600,036

		118,146,480

Germany — 7.1%
adidas AG	16,483	4,013,981
Allianz SE	72,331	16,132,289
Bayer AG	47,197	3,053,923
Commerzbank AG*	88,531	687,726
Covestro AG, 144A	17,837	983,971
Deutsche Lufthansa AG	401,794	8,842,040
Deutsche Telekom AG	800,024	13,300,071
Fraport AG Frankfurt Airport Services Worldwide	6,273	481,456
Fresenius Medical Care AG & Co. KGaA	58,715	4,751,536
Fresenius SE & Co. KGaA	36,502	2,042,342
HeidelbergCement AG	52,841	3,812,894
Henkel AG & Co. KGaA	9,237	879,420
HOCHTIEF AG	16,144	2,343,154
HUGO BOSS AG	6,549	447,875
Infineon Technologies AG	58,160	1,157,786
Merck KGaA	5,595	638,807
METRO AG	189,420	3,147,835
MTU Aero Engines AG	43,337	9,834,569
SAP SE	15,535	1,798,474
Vonovia SE	43,416	2,254,643
Wirecard AG(a)	67,267	8,494,645

		89,099,437

A1151

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong — 3.3%
AIA Group Ltd.	145,600	$1,457,121
CK Asset Holdings Ltd.	464,000	4,126,661
CK Hutchison Holdings Ltd.	364,000	3,829,314
Hang Seng Bank Ltd.	68,600	1,696,255
Hong Kong Exchanges & Clearing Ltd.	289,100	10,104,402
Hongkong Land Holdings Ltd.	145,700	1,037,388
Jardine Matheson Holdings Ltd.	14,700	916,023
Link REIT, REIT	188,500	2,206,003
Melco Resorts & Entertainment Ltd., ADR	22,700	512,793
NWS Holdings Ltd.	226,000	495,847
Power Assets Holdings Ltd.	121,500	843,514
Sun Hung Kai Properties Ltd.	130,500	2,242,433
Swire Pacific Ltd. (Class A Stock)	618,000	7,977,118
Swire Properties Ltd.	117,400	504,904
WH Group Ltd., 144A	784,500	841,175
Wharf Real Estate Investment Co. Ltd.	354,000	2,640,238

		41,431,189

Ireland — 0.4%
Bank of Ireland Group PLC	239,517	1,427,539
CRH PLC	74,571	2,316,679
Paddy Power Betfair PLC	7,479	577,474

		4,321,692

Israel — 0.9%
Azrieli Group Ltd.	9,373	555,168
Bank Leumi Le-Israel BM	540,507	3,527,203
Check Point Software Technologies Ltd.*	37,700	4,768,673
Israel Chemicals Ltd.	421,657	2,193,942
Nice Ltd.*	5,509	652,823

		11,697,809

Italy — 3.0%
Enel SpA	1,900,925	12,192,903
Eni SpA	80,120	1,418,227
Ferrari NV	10,834	1,457,005
Intesa Sanpaolo SpA	1,317,650	3,213,589
Mediobanca Banca di Credito Finanziario SpA	557,173	5,802,668
Moncler SpA	15,654	632,126
Poste Italiane SpA, 144A	272,026	2,649,181
Snam SpA	1,211,746	6,231,629
Terna Rete Elettrica Nazionale SpA	125,817	798,764
UnipolSai Assicurazioni SpA(a)	1,347,092	3,635,175

		38,031,267

Japan — 23.9%
ABC-Mart, Inc.	8,100	481,690
Alfresa Holdings Corp.	175,200	4,991,601
Amada Holdings Co. Ltd.(a)	47,300	468,178
ANA Holdings, Inc.	13,300	487,703
Asahi Group Holdings Ltd.	160,300	7,141,434
Astellas Pharma, Inc.	743,700	11,166,479
Bandai Namco Holdings, Inc.	17,400	815,790
Bridgestone Corp.	49,700	1,916,137
Central Japan Railway Co.	13,000	3,019,031
Chubu Electric Power Co., Inc.	52,400	817,967
Dai Nippon Printing Co. Ltd.	21,100	504,921
Daifuku Co. Ltd.(a)	111,300	5,809,441
Dai-ichi Life Holdings, Inc.	97,800	1,359,235

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	6,400	$891,185
Daiwa House Industry Co. Ltd.	50,400	1,601,773
East Japan Railway Co.	27,200	2,623,917
Electric Power Development Co. Ltd.	17,100	416,473
FUJIFILM Holdings Corp.	160,000	7,278,304
Fujitsu Ltd.	17,000	1,226,342
Hikari Tsushin, Inc.	2,800	530,703
Hitachi Ltd.	87,800	2,843,256
Honda Motor Co. Ltd.	218,200	5,903,685
Hoya Corp.	96,000	6,354,011
Hulic Co. Ltd.	48,000	470,569
Isuzu Motors Ltd.	628,900	8,274,382
ITOCHU Corp.(a)	291,300	5,273,107
Japan Airlines Co. Ltd.	117,800	4,148,223
Japan Airport Terminal Co. Ltd.	12,100	511,886
Japan Post Holdings Co. Ltd.(a)	136,400	1,596,213
Japan Tobacco, Inc.	95,600	2,369,553
JFE Holdings, Inc.	43,700	741,773
Kajima Corp.	39,700	586,532
Kakaku.com, Inc.	23,900	459,012
Kamigumi Co. Ltd.	153,000	3,545,033
Kansai Electric Power Co., Inc. (The)	515,300	7,598,480
KDDI Corp.	160,200	3,447,969
Kirin Holdings Co. Ltd.	74,300	1,771,654
Kobe Steel Ltd.	54,600	409,912
Koito Manufacturing Co. Ltd.	9,200	521,568
Konica Minolta, Inc.	739,000	7,281,572
Kyocera Corp.	15,600	916,100
Kyowa Hakko Kirin Co. Ltd.	25,900	565,755
Kyushu Railway Co.(a)	15,400	506,453
Marubeni Corp.(a)	1,178,700	8,152,939
Mazda Motor Corp.	78,000	872,215
McDonald’s Holdings Co. Japan Ltd.	10,400	480,908
Medipal Holdings Corp.	220,200	5,233,729
MEIJI Holdings Co. Ltd.	10,500	852,351
Mitsubishi Chemical Holdings Corp.	1,180,300	8,314,141
Mitsubishi Corp.	292,300	8,122,040
Mitsubishi Estate Co. Ltd.	104,700	1,898,145
Mitsubishi UFJ Financial Group, Inc.	2,736,600	13,556,139
Mitsubishi UFJ Lease & Finance Co. Ltd.	372,800	1,901,563
Mitsui & Co. Ltd.	199,800	3,104,706
Mitsui Fudosan Co. Ltd.	79,600	2,005,770
Mizuho Financial Group, Inc.(a)	1,190,400	1,841,631
Nagoya Railroad Co. Ltd.	17,700	489,819
NEC Corp.	22,700	768,737
Nikon Corp.	28,500	402,472
Nintendo Co. Ltd.	10,200	2,908,265
Nippon Building Fund, Inc.	121	819,015
Nippon Express Co. Ltd.	7,100	395,360
Nippon Steel Corp.	70,900	1,252,243
Nippon Telegraph & Telephone Corp.	258,400	10,974,635
NTT DOCOMO, Inc.(a)	51,500	1,141,282
Obayashi Corp.	56,500	569,007
Obic Co. Ltd.	30,200	3,043,348
Oji Holdings Corp.	81,700	507,456
Ono Pharmaceutical Co. Ltd.	32,900	645,286
Oracle Corp.	6,500	436,220
Oriental Land Co. Ltd.	17,700	2,011,918
ORIX Corp.	271,200	3,892,401

A1152

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Pan Pacific International Holdings Corp.	10,300	$683,746
Rakuten, Inc.	209,200	1,982,967
Recruit Holdings Co. Ltd.	150,600	4,306,898
Resona Holdings, Inc.	779,900	3,374,622
SBI Holdings, Inc.	23,100	515,456
Secom Co. Ltd.	18,800	1,610,298
Sekisui House Ltd.	55,600	919,936
Seven & i Holdings Co. Ltd.	66,400	2,505,462
SG Holdings Co. Ltd.	141,600	4,124,180
Shimano, Inc.	6,600	1,073,710
Shimizu Corp.	55,200	479,873
Shin-Etsu Chemical Co. Ltd.	36,500	3,063,992
Shinsei Bank Ltd.*	33,900	481,459
Shionogi & Co. Ltd.	163,700	10,155,871
Showa Denko KK	58,700	2,072,094
Sony Corp.	258,100	10,843,731
SUMCO Corp.	770,400	8,578,223
Sumitomo Chemical Co. Ltd.(a)	1,672,300	7,783,085
Sumitomo Corp.	98,600	1,364,343
Sumitomo Mitsui Trust Holdings, Inc.	22,300	801,252
Suzuken Co. Ltd.	15,000	869,963
T&D Holdings, Inc.	47,900	502,688
Taiheiyo Cement Corp.	13,500	450,255
Taisei Corp.	186,800	8,677,493
Toho Co. Ltd.	12,900	517,814
Tokio Marine Holdings, Inc.	60,400	2,923,012
Toyota Motor Corp.	202,700	11,882,980

		298,784,146

Luxembourg — 0.8%
ArcelorMittal	466,642	9,499,404

Netherlands — 4.4%
ABN AMRO Group NV, CVA, 144A	37,239	840,692
Adyen NV, 144A*	3,389	2,663,891
Aegon NV	155,467	750,727
ING Groep NV	338,778	4,106,710
Koninklijke Ahold Delhaize NV	440,555	11,722,926
Koninklijke DSM NV	15,871	1,733,462
NN Group NV	223,653	9,305,207
Royal Dutch Shell PLC (Class A Stock)	396,645	12,471,468
Royal Dutch Shell PLC (Class B Stock)	90,730	2,870,505
Wolters Kluwer NV	118,288	8,064,198

		54,529,786

New Zealand — 0.0%
Auckland International Airport Ltd.	86,998	481,551

Norway — 1.4%
DNB ASA	516,164	9,520,965
Telenor ASA	418,612	8,390,219

		17,911,184

Singapore — 1.8%
DBS Group Holdings Ltd.	158,700	2,962,809
Genting Singapore Ltd.	622,200	478,794
Singapore Exchange Ltd.	372,100	2,009,757
United Overseas Bank Ltd.	519,800	9,658,562
Venture Corp. Ltd.	135,600	1,799,272

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Wilmar International Ltd.	2,172,900	$5,306,157

		22,215,351

South Africa — 0.9%
Anglo American PLC	435,338	11,677,375

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	158,607	6,974,498
Aena SME SA, 144A	25,874	4,665,295
Enagas SA	120,336	3,503,428
Endesa SA	185,369	4,731,016
Iberdrola SA	724,776	6,361,835
Industria de Diseno Textil SA	60,747	1,787,875
Red Electrica Corp. SA	38,263	815,352
Repsol SA	590,043	10,111,462
Telefonica SA	417,848	3,505,904

		42,456,665

Sweden — 2.9%
Atlas Copco AB (Class B Stock)	34,587	857,627
Boliden AB	22,397	638,701
Essity AB	78,100	2,254,972
Hexagon AB (Class B Stock)	22,946	1,200,099
ICA Gruppen AB(a)	13,823	554,510
Sandvik AB	624,728	10,178,336
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	451,600	3,913,816
Svenska Handelsbanken AB (Class A Stock)(a)	141,441	1,493,092
Swedbank AB (Class A Stock)(a)	79,676	1,126,551
Telefonaktiebolaget LM Ericsson (Class B Stock)	273,900	2,522,704
Volvo AB (Class B Stock)	726,864	11,277,977

		36,018,385

Switzerland — 7.7%
Baloise Holding AG	4,388	726,277
Barry Callebaut AG	1,295	2,341,787
Chocoladefabriken Lindt & Spruengli AG	9	703,314
Glencore PLC*	276,535	1,148,062
Nestle SA	273,861	26,114,429
Novartis AG	257,126	24,772,628
Partners Group Holding AG	1,531	1,113,480
Roche Holding AG	94,105	25,998,912
STMicroelectronics NV	59,529	884,198
Swiss Life Holding AG*	3,047	1,345,659
Swisscom AG	2,275	1,114,763
Temenos AG*	16,376	2,423,203
Zurich Insurance Group AG	24,413	8,095,597

		96,782,309

United Kingdom — 15.4%
3i Group PLC	571,179	7,331,215
Ashtead Group PLC	67,608	1,633,195
Associated British Foods PLC	21,607	687,048
AstraZeneca PLC	8,811	701,987
Auto Trader Group PLC, 144A	686,906	4,669,478
Aviva PLC	326,451	1,755,767
Barclays PLC	1,508,384	3,040,982

A1153

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Barratt Developments PLC	88,465	$691,457
Berkeley Group Holdings PLC	102,531	4,927,905
BP PLC	1,228,692	8,946,620
British American Tobacco PLC	307,574	12,818,045
Burberry Group PLC	37,139	945,864
CNH Industrial NV	92,186	938,903
Coca-Cola European Partners PLC	144,500	7,476,429
Compass Group PLC	522,597	12,284,344
ConvaTec Group PLC, 144A	305,399	563,652
Diageo PLC	213,353	8,724,709
Direct Line Insurance Group PLC	122,041	561,768
easyJet PLC	31,034	452,230
Experian PLC	82,370	2,232,825
Fiat Chrysler Automobiles NV*	98,110	1,463,527
GlaxoSmithKline PLC	176,330	3,664,765
HSBC Holdings PLC	850,008	6,899,646
Imperial Brands PLC	332,887	11,387,560
J Sainsbury PLC	656,492	2,017,252
Land Securities Group PLC, REIT	463,840	5,521,130
Legal & General Group PLC	3,070,285	11,029,160
Lloyds Banking Group PLC	6,322,863	5,127,747
Melrose Industries PLC	207,881	496,869
Micro Focus International PLC	380,072	9,904,229
National Grid PLC	301,526	3,342,690
Next PLC	12,298	893,900
Pearson PLC	331,254	3,607,878
Persimmon PLC	27,047	765,738
Reckitt Benckiser Group PLC	51,952	4,323,934
RELX PLC	178,600	3,821,171
Royal Bank of Scotland Group PLC	426,374	1,374,442
Smith & Nephew PLC	174,257	3,458,968
Tate & Lyle PLC	392,008	3,707,048
Tesco PLC	188,398	570,029
Unilever NV, CVA	151,490	8,817,806
Unilever PLC	102,137	5,858,441
Vodafone Group PLC	6,901,799	12,591,194

		192,029,547

United States — 0.1%
Carnival PLC	14,854	729,695
QIAGEN NV*	19,981	811,217

		1,540,912

TOTAL COMMON STOCKS (cost $1,167,309,195)		1,209,976,199

PREFERRED STOCKS — 0.2%
Germany
Henkel AG & Co. KGaA (PRFC)	15,398	1,572,729
Volkswagen AG (PRFC)	6,325	997,315

TOTAL PREFERRED STOCKS
(cost $2,709,442)		2,570,044

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUND — 1.0%
iShares MSCI EAFE ETF (cost $11,219,125)	185,016	$12,000,138

TOTAL LONG-TERM INVESTMENTS (cost $1,181,237,762)		1,224,546,381

SHORT-TERM INVESTMENTS — 4.4%

AFFILIATED MUTUAL FUNDS — 4.3%
PGIM Core Ultra Short Bond Fund(w)	9,304,094	9,304,094
PGIM Institutional Money Market Fund (cost $43,949,713; includes $43,866,279 of cash collateral for securities on loan)(b)(w)	43,936,541	43,945,328

TOTAL AFFILIATED MUTUAL FUNDS (cost $53,253,807)		53,249,422

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(k)(n)
2.415%	06/20/19	1,700	1,691,069

(cost $1,690,933)

TOTAL SHORT-TERM INVESTMENTS (cost $54,944,740)			54,940,491

TOTAL INVESTMENTS — 102.4% (cost $1,236,182,502)			1,279,486,872
Liabilities in excess of other assets(z) — (2.4)%			(29,379,516)

NET ASSETS — 100.0%			$1,250,107,356

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,550,392; cash collateral of $43,866,279 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1154

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
205	Mini MSCI EAFE Index	Jun. 2019	$19,130,600	$320,625

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Credit Suisse Securities (USA) LLC	$—	$1,691,069

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Banks	9.2%
Pharmaceuticals	8.8
Insurance	5.6
Oil, Gas & Consumable Fuels	5.4
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	4.3
Metals & Mining	4.0
Automobiles	3.3
Food Products	3.2
Diversified Telecommunication Services	3.1
Machinery	3.0
Electric Utilities	2.7
Capital Markets	2.7
Textiles, Apparel & Luxury Goods	2.7
Beverages	2.4
Real Estate Management & Development	2.3
Chemicals	2.2
Trading Companies & Distributors	2.2
Tobacco	2.1
Construction & Engineering	1.9
Software	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Food & Staples Retailing	1.7
Personal Products	1.6
Household Durables	1.5
Health Care Providers & Services	1.5
Professional Services	1.5
Aerospace & Defense	1.5
Hotels, Restaurants & Leisure	1.4
Wireless Telecommunication Services	1.4
IT Services	1.4

Technology Hardware, Storage & Peripherals	1.2%
Airlines	1.1
Multi-Utilities	1.0
Unaffiliated Exchange Traded Fund	1.0
Semiconductors & Semiconductor Equipment	0.9
Health Care Equipment & Supplies	0.8
Transportation Infrastructure	0.8
Household Products	0.7
Auto Components	0.6
Road & Rail	0.6
Electronic Equipment, Instruments & Components	0.6
Electrical Equipment	0.5
Construction Materials	0.5
Diversified Financial Services	0.5
Industrial Conglomerates	0.4
Interactive Media & Services	0.4
Air Freight & Logistics	0.3
Media	0.3
Multiline Retail	0.3
Entertainment	0.3
Specialty Retail	0.2
Paper & Forest Products	0.2
Communications Equipment	0.2
Commercial Services & Supplies	0.2
Internet & Direct Marketing Retail	0.2
Leisure Products	0.2
U.S. Treasury Obligation	0.1
Life Sciences Tools & Services	0.1
Marine	0.1
Independent Power & Renewable Electricity Producers	0.0 *

102.4
Liabilities in excess of other assets	(2.4)

100.0%

* Less than +/- 0.05%

A1155

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Aerospace & Defense — 2.8%
Arconic, Inc.	275,100	$5,257,161
General Dynamics Corp.	62,900	10,647,712
Lockheed Martin Corp.	7,500	2,251,200
Raytheon Co.	94,600	17,224,768
Spirit AeroSystems Holdings, Inc. (Class A Stock)	52,300	4,787,019
Textron, Inc.	65,100	3,297,966
United Technologies Corp.	183,800	23,689,982

		67,155,808

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	48,600	5,430,564

Airlines — 0.2%
Southwest Airlines Co.	109,800	5,699,718

Auto Components — 0.0%
Tenneco, Inc. (Class A Stock)	40,200	890,832

Automobiles — 1.0%
General Motors Co.	619,200	22,972,320

Banks — 5.0%
Bank of America Corp.	1,530,100	42,215,459
Citigroup, Inc.	383,700	23,873,814
Fifth Third Bancorp	179,600	4,529,512
JPMorgan Chase & Co.	356,100	36,048,003
Wells Fargo & Co.	323,200	15,617,024

		122,283,812

Beverages — 2.2%
Coca-Cola Co. (The)	118,400	5,548,224
Monster Beverage Corp.*	109,200	5,960,136
PepsiCo, Inc.	339,900	41,654,745

		53,163,105

Biotechnology — 3.2%
AbbVie, Inc.	35,000	2,820,650
Biogen, Inc.*	74,300	17,563,034
Celgene Corp.*	280,000	26,415,200
Gilead Sciences, Inc.	403,600	26,238,036
Vertex Pharmaceuticals, Inc.*	31,300	5,757,635

		78,794,555

Building Products — 0.4%
Armstrong World Industries, Inc.	31,400	2,493,788
Continental Building Products, Inc.*	47,900	1,187,441
Resideo Technologies, Inc.*	133,333	2,571,994
Universal Forest Products, Inc.	71,900	2,149,091

		8,402,314

Capital Markets — 1.5%
Ameriprise Financial, Inc.	121,000	15,500,100
Morgan Stanley	468,900	19,787,580

		35,287,680

Chemicals — 1.0%
Huntsman Corp.	118,200	2,658,318
LyondellBasell Industries NV (Class A Stock)	199,400	16,765,552
Mosaic Co. (The)	75,300	2,056,443

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
Trinseo SA	43,900	$1,988,670

		23,468,983

Communications Equipment — 2.3%
Arista Networks, Inc.*	3,200	1,006,272
Cisco Systems, Inc.	767,900	41,458,921
CommScope Holding Co., Inc.*	430,400	9,352,592
F5 Networks, Inc.*	27,600	4,331,268

		56,149,053

Construction & Engineering — 0.4%
EMCOR Group, Inc.	55,600	4,063,248
Fluor Corp.	114,500	4,213,600
Quanta Services, Inc.	53,300	2,011,542

		10,288,390

Consumer Finance — 1.2%
American Express Co.	6,500	710,450
Capital One Financial Corp.	288,000	23,526,720
Navient Corp.	195,900	2,266,563
OneMain Holdings, Inc.	112,400	3,568,700

		30,072,433

Distributors — 0.6%
Genuine Parts Co.	111,400	12,480,142
LKQ Corp.*	49,100	1,393,458

		13,873,600

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	9,300	430,776

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	79,400	15,950,666

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	1,389,800	43,584,128
Verizon Communications, Inc.	623,200	36,849,816

		80,433,944

Electric Utilities — 1.4%
Exelon Corp.	481,800	24,152,634
Portland General Electric Co.	19,400	1,005,696
Southern Co. (The)	190,700	9,855,376

		35,013,706

Electrical Equipment — 0.1%
Atkore International Group, Inc.*	99,800	2,148,694

Electronic Equipment, Instruments & Components — 0.6%
Anixter International, Inc.*	29,000	1,627,190
Avnet, Inc.(a)	33,500	1,452,895
CDW Corp.	107,000	10,311,590
SYNNEX Corp.	8,000	763,120

		14,154,795

Energy Equipment & Services — 0.1%
Superior Energy Services, Inc.*	300,600	1,403,802

Entertainment — 1.1%
Walt Disney Co. (The)	235,100	26,103,153

Equity Real Estate Investment Trusts (REITs) — 1.4%
Apple Hospitality REIT, Inc.	53,200	867,160
CoreCivic, Inc.	148,600	2,890,270

A1156

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
DiamondRock Hospitality Co.	56,000	$606,480
Franklin Street Properties Corp.	74,000	532,060
GEO Group, Inc. (The)	277,700	5,331,840
Host Hotels & Resorts, Inc.	528,800	9,994,320
Ryman Hospitality Properties, Inc.	47,700	3,922,848
SITE Centers Corp.	81,000	1,103,220
Spirit MTA REIT	56,150	364,414
Spirit Realty Capital, Inc.	178,180	7,079,091
Xenia Hotels & Resorts, Inc.	86,300	1,890,833

		34,582,536

Food & Staples Retailing — 1.2%
Walgreens Boots Alliance, Inc.	308,500	19,518,795
Walmart, Inc.	109,100	10,640,523

		30,159,318

Food Products — 2.7%
Archer-Daniels-Midland Co.	472,500	20,378,925
Campbell Soup Co.(a)	209,400	7,984,422
J.M. Smucker Co. (The)	73,700	8,586,050
Kellogg Co.	131,800	7,562,684
Mondelez International, Inc. (Class A Stock)	42,500	2,121,600
Pilgrim’s Pride Corp.*	106,700	2,378,343
Tyson Foods, Inc. (Class A Stock)	228,400	15,857,812

		64,869,836

Gas Utilities — 0.5%
UGI Corp.	206,700	11,455,314

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	64,900	5,188,106
Baxter International, Inc.	15,800	1,284,698
Becton, Dickinson & Co.	43,600	10,888,228
Boston Scientific Corp.*	254,600	9,771,548
Danaher Corp.	84,400	11,142,488
Hologic, Inc.*	207,100	10,023,640
IDEXX Laboratories, Inc.*	13,800	3,085,680
Medtronic PLC	332,600	30,293,208
Zimmer Biomet Holdings, Inc.	28,400	3,626,680

		85,304,276

Health Care Providers & Services — 2.5%
Anthem, Inc.	16,600	4,763,868
CVS Health Corp.	388,000	20,924,840
HCA Healthcare, Inc.	54,200	7,066,596
UnitedHealth Group, Inc.	115,100	28,459,626

		61,214,930

Hotels, Restaurants & Leisure — 0.5%
Bloomin’ Brands, Inc.	112,100	2,292,445
Extended Stay America, Inc.	236,400	4,243,380
Royal Caribbean Cruises Ltd.	51,100	5,857,082

		12,392,907

Household Products — 0.8%
Procter & Gamble Co. (The)	185,500	19,301,275

Independent Power & Renewable Electricity Producers — 1.6%
AES Corp.	947,800	17,136,224
NRG Energy, Inc.	512,800	21,783,744

		38,919,968

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.3%
General Electric Co.	2,730,500	$27,277,695
Honeywell International, Inc.	33,800	5,371,496

		32,649,191

Insurance — 2.4%
Aflac, Inc.	187,300	9,365,000
Allstate Corp. (The)(a)	147,900	13,929,222
CNO Financial Group, Inc.	61,200	990,216
MetLife, Inc.	524,000	22,306,680
Reinsurance Group of America, Inc.	14,900	2,115,502
Unum Group	265,500	8,981,865

		57,688,485

Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	28,840	33,941,508
Alphabet, Inc. (Class C Stock)*	39,678	46,554,594
Facebook, Inc. (Class A Stock)*	356,100	59,358,309

		139,854,411

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.*	25,700	45,765,275
Booking Holdings, Inc.*	14,100	24,603,231
eBay, Inc.	286,300	10,633,182
Expedia Group, Inc.(a)	96,100	11,435,900
Qurate Retail, Inc.*	470,600	7,520,188

		99,957,776

IT Services — 3.5%
Accenture PLC (Class A Stock)	24,100	4,242,081
Automatic Data Processing, Inc.	32,500	5,191,550
Booz Allen Hamilton Holding Corp.	25,500	1,482,570
Cognizant Technology Solutions Corp. (Class A Stock)	311,200	22,546,440
DXC Technology Co.	265,500	17,074,305
International Business Machines Corp.	219,900	31,027,890
Visa, Inc. (Class A Stock)(a)	22,600	3,529,894

		85,094,730

Life Sciences Tools & Services — 1.9%
Charles River Laboratories International, Inc.*	36,400	5,287,100
IQVIA Holdings, Inc.*	81,200	11,680,620
PRA Health Sciences, Inc.*	39,900	4,400,571
Thermo Fisher Scientific, Inc.	91,200	24,963,264

		46,331,555

Machinery — 0.9%
Cummins, Inc.(a)	108,000	17,049,960
Oshkosh Corp.	30,400	2,283,952
PACCAR, Inc.	42,100	2,868,694

		22,202,606

Media — 0.8%
Comcast Corp. (Class A Stock)	511,800	20,461,764

Metals & Mining — 0.6%
Nucor Corp.	27,800	1,622,130
Southern Copper Corp. (Peru)(a)	80,300	3,186,304
Steel Dynamics, Inc.	299,400	10,559,838

		15,368,272

A1157

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	73,090	$1,243,992
Two Harbors Investment Corp.	95,300	1,289,409

		2,533,401

Multiline Retail — 0.9%
Big Lots, Inc.	140,200	5,330,404
Kohl’s Corp.(a)	146,100	10,047,297
Macy’s, Inc.	270,600	6,502,518

		21,880,219

Multi-Utilities — 0.3%
Dominion Energy, Inc.	74,900	5,741,834
MDU Resources Group, Inc.	91,100	2,353,113

		8,094,947

Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	336,200	41,413,116
Exxon Mobil Corp.(a)	513,000	41,450,400
HollyFrontier Corp.	92,600	4,562,402
Kinder Morgan, Inc.	1,088,300	21,776,883
Marathon Petroleum Corp.	248,800	14,890,680
Phillips 66	206,900	19,690,673
Valero Energy Corp.	88,100	7,473,523

		151,257,677

Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	33,200	97,608
Nu Skin Enterprises, Inc. (Class A Stock)	200	9,572
USANA Health Sciences, Inc.*	20,800	1,744,496

		1,851,676

Pharmaceuticals — 4.6%
Allergan PLC	120,500	17,642,405
Bristol-Myers Squibb Co.	435,900	20,796,789
Johnson & Johnson	191,400	26,755,806
Merck & Co., Inc.	464,700	38,649,099
Pfizer, Inc.	156,200	6,633,814
Zoetis, Inc.	8,100	815,427

		111,293,340

Professional Services — 0.4%
Insperity, Inc.	43,600	5,391,576
Korn Ferry	83,200	3,725,696

		9,117,272

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	453,900	22,445,355

Road & Rail — 0.8%
CSX Corp.	209,000	15,637,380
Norfolk Southern Corp.	25,800	4,821,762

		20,459,142

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	50,600	5,326,662
Intel Corp.	922,400	49,532,880
Versum Materials, Inc.	99,600	5,010,876
Xilinx, Inc.	21,500	2,725,985

		62,596,403

Software — 7.9%
Adobe, Inc.*	86,000	22,918,140

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
CDK Global, Inc.	57,500	$3,382,150
Fortinet, Inc.*	21,700	1,822,149
Intuit, Inc.	31,500	8,234,415
Microsoft Corp.	943,700	111,299,978
Nuance Communications, Inc.*	149,900	2,537,807
Oracle Corp.	245,400	13,180,434
SPS Commerce, Inc.*	3,000	318,180
Symantec Corp.	507,500	11,667,425
Synopsys, Inc.*	142,700	16,431,905

		191,792,583

Specialty Retail — 0.9%
Asbury Automotive Group, Inc.*	33,700	2,337,432
Foot Locker, Inc.	289,700	17,555,820
Michaels Cos., Inc. (The)*(a)	200,600	2,290,852

		22,184,104

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	390,600	74,194,470
Dell Technologies, Inc. (Class C Stock)*	153,190	8,990,721
Diebold Nixdorf, Inc.(a)	107,800	1,193,346
Hewlett Packard Enterprise Co.	1,178,500	18,184,255
HP, Inc.	986,000	19,157,980

		121,720,772

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. (Class B Stock)	104,200	8,774,682
PVH Corp.	12,100	1,475,595

		10,250,277

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	163,400	3,388,916

Tobacco — 0.9%
Altria Group, Inc.	357,300	20,519,739
Philip Morris International, Inc.	14,700	1,299,333

		21,819,072

Trading Companies & Distributors — 0.2%
WESCO International, Inc.*	96,400	5,110,164

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	43,100	1,776,582

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	198,100	13,688,710

TOTAL LONG-TERM INVESTMENTS (cost $2,151,263,155)		2,390,642,465

SHORT-TERM INVESTMENTS — 4.7%

AFFILIATED MUTUAL FUNDS — 4.6%
PGIM Core Ultra Short Bond Fund(w)	40,661,555	40,661,555
PGIM Institutional Money Market Fund (cost 71,711,022; includes $71,576,519 of cash collateral for securities on loan)(b)(w)	71,689,858	71,704,196

TOTAL AFFILIATED MUTUAL FUNDS (cost $112,372,577)		112,365,751

A1158

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills(k) (cost $2,188,206)
2.412%	06/20/19	2,200	$2,188,443

TOTAL SHORT-TERM INVESTMENTS (cost $114,560,783)			114,554,194

TOTAL INVESTMENTS — 102.9% (cost $2,265,823,938)			2,505,196,659
Liabilities in excess of other assets(z) — (2.9)%			(69,642,491)

NET ASSETS — 100.0%			$2,435,554,168

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,076,704; cash collateral of $71,576,519 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
301	S&P 500 E-Mini Index	Jun. 2019	$42,708,890	$1,156,749

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$—	$2,188,443

A1159

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.5%
COMMON STOCKS
Aerospace & Defense — 2.1%
Arconic, Inc.	134,200	$2,564,562
Huntington Ingalls Industries, Inc.	8,300	1,719,760
Lockheed Martin Corp.(u)	14,600	4,382,336
Raytheon Co.	11,100	2,021,088
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	35,400	3,240,162

		13,927,908

Air Freight & Logistics — 0.1%
Hub Group, Inc. (Class A Stock)*	12,700	518,795

Airlines — 0.6%
Southwest Airlines Co.(u)	72,300	3,753,093

Auto Components — 0.1%
Dana, Inc.	34,300	608,482
Tenneco, Inc. (Class A Stock)	11,900	263,704

		872,186

Automobiles — 0.9%
General Motors Co.(u)	116,100	4,307,310
Thor Industries, Inc.	22,700	1,415,799

		5,723,109

Banks — 6.4%
Bank of America Corp.(u)	382,546	10,554,444
BB&T Corp.	28,800	1,340,064
Citigroup, Inc.(u)	119,540	7,437,779
Citizens Financial Group, Inc.(u)	132,900	4,319,250
First BanCorp. (Puerto Rico)	63,200	724,272
Hancock Whitney Corp.	6,000	242,400
Huntington Bancshares, Inc.	30,100	381,668
JPMorgan Chase & Co.(u)	115,476	11,689,635
KeyCorp	38,700	609,525
Popular, Inc. (Puerto Rico)	26,000	1,355,380
Wells Fargo & Co.(u)	77,400	3,739,968

		42,394,385

Beverages — 2.3%
Coca-Cola Co. (The)(u)	61,700	2,891,262
Keurig Dr. Pepper, Inc.	35,500	992,935
Monster Beverage Corp.*	47,100	2,570,718
National Beverage Corp.	4,200	242,466
PepsiCo, Inc.(u)	72,200	8,848,110

		15,545,491

Biotechnology — 6.1%
AbbVie, Inc.(u)	68,400	5,512,356
Alexion Pharmaceuticals, Inc.*(u)	32,300	4,366,314
Amgen, Inc.(u)	34,400	6,535,312
Biogen, Inc.*(u)	14,700	3,474,786
Celgene Corp.*(u)	62,500	5,896,250
Genomic Health, Inc.*	3,000	210,150
Gilead Sciences, Inc.(u)	82,000	5,330,820
Incyte Corp.*(u)	54,400	4,678,944
United Therapeutics Corp.*	3,700	434,269
Vertex Pharmaceuticals, Inc.*(u)	22,300	4,102,085

		40,541,286

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 1.0%
Armstrong World Industries, Inc.	31,000	$2,462,020
Builders FirstSource, Inc.*	20,500	273,470
Continental Building Products, Inc.*	64,900	1,608,871
NCI Building Systems, Inc.*	48,800	300,608
Resideo Technologies, Inc.*	64,183	1,238,090
Universal Forest Products, Inc.	25,200	753,228

		6,636,287

Capital Markets — 3.0%
Ameriprise Financial, Inc.(u)	30,100	3,855,810
BGC Partners, Inc. (Class A Stock)	36,200	192,222
Donnelley Financial Solutions, Inc.*	9,712	144,515
Evercore, Inc. (Class A Stock)	16,600	1,510,600
Goldman Sachs Group, Inc. (The)(u)	22,900	4,396,571
LPL Financial Holdings, Inc.	27,600	1,922,340
Morgan Stanley(u)	107,300	4,528,060
State Street Corp.(u)	51,200	3,369,472

		19,919,590

Chemicals — 2.2%
Chemours Co. (The)	27,500	1,021,900
Huntsman Corp.(u)	140,200	3,153,098
Koppers Holdings, Inc.*	13,200	342,936
LyondellBasell Industries NV (Class A Stock)	15,200	1,278,016
Mosaic Co. (The)	86,500	2,362,315
Olin Corp.(u)	137,500	3,181,750
PolyOne Corp.	7,400	216,894
Trinseo SA	22,500	1,019,250
Westlake Chemical Corp.	30,200	2,049,372

		14,625,531

Commercial Services & Supplies — 0.1%
Deluxe Corp.	5,400	236,088
Herman Miller, Inc.	15,500	545,290

		781,378

Communications Equipment — 2.3%
Acacia Communications, Inc.*	27,400	1,571,390
Arista Networks, Inc.*	2,300	723,258
Cisco Systems, Inc.(u)	174,700	9,432,053
CommScope Holding Co., Inc.*(u)	155,700	3,383,361

		15,110,062

Construction & Engineering — 0.6%
EMCOR Group, Inc.	23,900	1,746,612
Fluor Corp.	27,500	1,012,000
Quanta Services, Inc.	27,300	1,030,302

		3,788,914

Construction Materials — 0.3%
Vulcan Materials Co.	19,300	2,285,120

Consumer Finance — 1.2%
Capital One Financial Corp.(u)	54,200	4,427,598
Green Dot Corp. (Class A Stock)*	9,100	551,915
Navient Corp.	138,700	1,604,759
OneMain Holdings, Inc.	36,200	1,149,350

		7,733,622

A1160

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.5%
Greif, Inc. (Class A Stock)	14,100	$581,625
Owens-Illinois, Inc.	65,800	1,248,884
Packaging Corp. of America	13,400	1,331,692
Sealed Air Corp.	11,400	525,084

		3,687,285

Distributors — 0.8%
Core-Mark Holding Co., Inc.	6,200	230,206
Genuine Parts Co.	22,600	2,531,878
LKQ Corp.*	88,500	2,511,630

		5,273,714

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	6,300	291,816

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.	20,600	414,884
Berkshire Hathaway, Inc. (Class B Stock)*(u)	17,500	3,515,575
Jefferies Financial Group, Inc.	70,100	1,317,179

		5,247,638

Diversified Telecommunication Services — 2.8%
AT&T, Inc.(u)	237,000	7,432,320
CenturyLink, Inc.	80,200	961,598
Verizon Communications, Inc.(u)	173,800	10,276,794

		18,670,712

Electric Utilities — 1.1%
Eversource Energy	10,200	723,690
Exelon Corp.(u)	102,900	5,158,377
FirstEnergy Corp.	5,000	208,050
Portland General Electric Co.	25,100	1,301,184
Southern Co. (The)	5,700	294,576

		7,685,877

Electrical Equipment — 0.3%
Acuity Brands, Inc.	2,500	300,025
Atkore International Group, Inc.*	35,300	760,009
EnerSys	7,400	482,184
Regal Beloit Corp.	3,200	261,984

		1,804,202

Electronic Equipment, Instruments & Components — 1.7%
Anixter International, Inc.*	10,200	572,322
Avnet, Inc.	49,900	2,164,163
CDW Corp.(u)	46,100	4,442,657
ePlus, Inc.*	4,300	380,722
Jabil, Inc.	34,400	914,696
SYNNEX Corp.	13,500	1,287,765
Tech Data Corp.*	12,400	1,269,884
Zebra Technologies Corp. (Class A Stock)*	600	125,718

		11,157,927

Energy Equipment & Services — 0.6%
Archrock, Inc.	86,400	844,992
C&J Energy Services, Inc.*	33,100	513,712
Helix Energy Solutions Group, Inc.*	69,600	550,536
Mammoth Energy Services, Inc.	30,700	511,155
Oceaneering International, Inc.*	19,900	313,823
Superior Energy Services, Inc.*	117,700	549,659

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Unit Corp.*	34,400	$489,856

		3,773,733

Entertainment — 1.4%
Cinemark Holdings, Inc.	11,000	439,890
Viacom, Inc. (Class B Stock)	83,600	2,346,652
Walt Disney Co. (The)(u)	56,900	6,317,607

		9,104,149

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	2,300	453,238
Apple Hospitality REIT, Inc.	81,500	1,328,450
Ashford Hospitality Trust, Inc.	29,100	138,225
Brixmor Property Group, Inc.	114,800	2,108,876
Chesapeake Lodging Trust	10,200	283,662
CoreCivic, Inc.	102,000	1,983,900
DiamondRock Hospitality Co.	79,100	856,653
Empire State Realty Trust, Inc. (Class A Stock)	44,600	704,680
Franklin Street Properties Corp.	46,900	337,211
GEO Group, Inc. (The)	109,950	2,111,040
Host Hotels & Resorts, Inc.	81,400	1,538,460
Lexington Realty Trust	41,800	378,708
Outfront Media, Inc.	13,500	315,900
Park Hotels & Resorts, Inc.	61,400	1,908,312
Ryman Hospitality Properties, Inc.	15,800	1,299,392
SBA Communications Corp.*	5,600	1,118,096
Spirit MTA REIT	32,060	208,069
Spirit Realty Capital, Inc.	64,120	2,547,488
VEREIT, Inc.	281,000	2,351,970
Xenia Hotels & Resorts, Inc.	83,000	1,818,530

		23,790,860

Food & Staples Retailing — 0.6%
Walgreens Boots Alliance, Inc.(u)	66,900	4,232,763

Food Products — 1.9%
Archer-Daniels-Midland Co.(u)	92,500	3,989,525
Campbell Soup Co.	39,300	1,498,509
J.M. Smucker Co. (The)	10,500	1,223,250
Kellogg Co.	5,500	315,590
Pilgrim’s Pride Corp.*	54,600	1,217,034
Tyson Foods, Inc. (Class A Stock)(u)	62,700	4,353,261

		12,597,169

Gas Utilities — 0.7%
UGI Corp.(u)	79,600	4,411,432

Health Care Equipment & Supplies — 5.3%
Abbott Laboratories(u)	59,400	4,748,436
Baxter International, Inc.	29,500	2,398,645
Boston Scientific Corp.*	54,500	2,091,710
Cooper Cos., Inc. (The)	2,800	829,276
Danaher Corp.(u)	40,500	5,346,810
Hill-Rom Holdings, Inc.	17,000	1,799,620
Hologic, Inc.*	13,400	648,560
IDEXX Laboratories, Inc.*(u)	17,600	3,935,360
Integer Holdings Corp.*	2,800	211,176
Masimo Corp.*(u)	36,900	5,102,532
Medtronic PLC(u)	70,000	6,375,600
STERIS PLC	2,300	294,469

A1161

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	13,500	$1,723,950

		35,506,144

Health Care Providers & Services — 3.5%
Centene Corp.*	6,600	350,460
CVS Health Corp.(u)	82,900	4,470,797
DaVita, Inc.*	5,900	320,311
HCA Healthcare, Inc.(u)	30,700	4,002,666
MEDNAX, Inc.*	20,300	551,551
Molina Healthcare, Inc.*	16,800	2,384,928
Tenet Healthcare Corp.*	38,900	1,121,876
UnitedHealth Group, Inc.(u)	40,300	9,964,578

		23,167,167

Health Care Technology — 0.5%
HMS Holdings Corp.*	20,200	598,122
Veeva Systems, Inc. (Class A Stock)*	21,700	2,752,862

		3,350,984

Hotels, Restaurants & Leisure — 2.1%
Aramark	31,100	919,005
Bloomin’ Brands, Inc.	75,400	1,541,930
Carnival Corp.	44,700	2,267,184
Churchill Downs, Inc.	6,600	595,716
Extended Stay America, Inc.	85,400	1,532,930
Hilton Grand Vacations, Inc.*	51,300	1,582,605
Hilton Worldwide Holdings, Inc.	24,200	2,011,262
Marriott Vacations Worldwide Corp.	4,300	402,050
Penn National Gaming, Inc.*	57,500	1,155,750
Royal Caribbean Cruises Ltd.	15,100	1,730,762
Yum China Holdings, Inc. (China)	5,600	251,496

		13,990,690

Household Durables — 0.6%
Meritage Homes Corp.*	6,300	281,673
Newell Brands, Inc.	51,800	794,612
NVR, Inc.*	400	1,106,800
Toll Brothers, Inc.	59,900	2,168,380

		4,351,465

Household Products — 0.9%
Energizer Holdings, Inc.	5,500	247,115
Procter & Gamble Co. (The)(u)	52,400	5,452,220

		5,699,335

Independent Power & Renewable Electricity Producers — 1.2%
AES Corp.(u)	179,100	3,238,128
NRG Energy, Inc.(u)	106,700	4,532,616

		7,770,744

Industrial Conglomerates — 1.5%
General Electric Co.(u)	286,200	2,859,138
Honeywell International, Inc.(u)	43,700	6,944,804

		9,803,942

Insurance — 2.1%
American Equity Investment Life Holding Co.	7,800	210,756
American Financial Group, Inc.	14,000	1,346,940
CNA Financial Corp.	11,600	502,860
CNO Financial Group, Inc.	14,700	237,846

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	70,300	$269,249
Lincoln National Corp.(u)	47,600	2,794,120
MetLife, Inc.(u)	98,500	4,193,145
Old Republic International Corp.(u)	131,000	2,740,520
Unum Group	42,100	1,424,243

		13,719,679

Interactive Media & Services — 5.2%
Alphabet, Inc. (Class C Stock)*(u)	11,437	13,419,146
Alphabet, Inc. (Class A Stock)*(u)	7,200	8,473,608
Facebook, Inc. (Class A Stock)*(u)	78,100	13,018,489

		34,911,243

Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.*(u)	6,300	11,218,725
Booking Holdings, Inc.*(u)	2,700	4,711,257
eBay, Inc.(u)	109,400	4,063,116
Expedia Group, Inc.(u)	29,900	3,558,100
Groupon, Inc.*	85,600	303,880
Qurate Retail, Inc.*	168,300	2,689,434

		26,544,512

IT Services — 6.9%
Accenture PLC (Class A Stock)(u)	41,400	7,287,228
Automatic Data Processing, Inc.(u)	36,500	5,830,510
Booz Allen Hamilton Holding Corp.(u)	88,100	5,122,134
CACI International, Inc. (Class A Stock)*	13,300	2,420,866
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	5,556,915
Conduent, Inc.*	62,200	860,226
CoreLogic, Inc.*	9,100	339,066
DXC Technology Co.(u)	58,900	3,787,859
Euronet Worldwide, Inc.*	4,200	598,878
Fidelity National Information Services, Inc.(u)	34,500	3,901,950
FleetCor Technologies, Inc.*	6,300	1,553,517
Genpact Ltd.	16,700	587,506
International Business Machines Corp.(u)	35,400	4,994,940
MAXIMUS, Inc.	13,500	958,230
VeriSign, Inc.*	3,000	544,680
Visa, Inc. (Class A Stock)	12,500	1,952,375

		46,296,880

Life Sciences Tools & Services — 2.2%
Bruker Corp.	23,000	884,120
Charles River Laboratories International, Inc.*	10,800	1,568,700
IQVIA Holdings, Inc.*(u)	27,100	3,898,335
Medpace Holdings, Inc.*	30,900	1,822,173
PRA Health Sciences, Inc.*(u)	28,500	3,143,265
Thermo Fisher Scientific, Inc.(u)	11,600	3,175,152

		14,491,745

Machinery — 2.4%
AGCO Corp.	4,900	340,795
Altra Industrial Motion Corp.	8,900	276,345
Caterpillar, Inc.(u)	33,900	4,593,111
Colfax Corp.*	10,500	311,640
Cummins, Inc.(u)	28,200	4,451,934
Harsco Corp.*	13,100	264,096

A1162

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Meritor, Inc.*	29,800	$606,430
Navistar International Corp.*	8,900	287,470
Oshkosh Corp.(u)	43,800	3,290,694
PACCAR, Inc.	11,400	776,796
Pentair PLC	13,500	600,885
SPX FLOW, Inc.*	9,000	287,100

		16,087,296

Media — 1.2%
Comcast Corp. (Class A Stock)(u)	151,100	6,040,978
TEGNA, Inc.	138,500	1,952,850

		7,993,828

Metals & Mining — 1.1%
Alcoa Corp.*	9,800	275,968
Nucor Corp.	44,900	2,619,915
Southern Copper Corp. (Peru)	18,600	738,048
Steel Dynamics, Inc.(u)	97,400	3,435,298

		7,069,229

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Corp.	52,559	894,554
Two Harbors Investment Corp.	85,600	1,158,168

		2,052,722

Multiline Retail — 1.2%
Big Lots, Inc.	39,800	1,513,196
Kohl’s Corp.(u)	51,300	3,527,901
Macy’s, Inc.(u)	111,600	2,681,748

		7,722,845

Multi-Utilities — 0.5%
Ameren Corp.	15,300	1,125,315
CenterPoint Energy, Inc.	15,100	463,570
MDU Resources Group, Inc.	63,500	1,640,205

		3,229,090

Oil, Gas & Consumable Fuels — 6.7%
Cheniere Energy, Inc.*	16,300	1,114,268
Chevron Corp.(u)	75,500	9,300,090
ConocoPhillips(u)	70,300	4,691,822
CONSOL Energy, Inc.*	13,600	465,392
Exxon Mobil Corp.(u)	103,300	8,346,640
Kinder Morgan, Inc.(u)	240,200	4,806,402
Marathon Oil Corp.	12,500	208,875
Marathon Petroleum Corp.(u)	75,200	4,500,720
PBF Energy, Inc. (Class A Stock)	51,800	1,613,052
Phillips 66(u)	43,100	4,101,827
Valero Energy Corp.(u)	56,300	4,775,929
World Fuel Services Corp.	29,400	849,366

		44,774,383

Paper & Forest Products — 0.1%
Domtar Corp.	19,100	948,315

Personal Products — 0.2%
Avon Products, Inc. (United Kingdom)*	11,300	33,222
Nu Skin Enterprises, Inc. (Class A Stock)	14,000	670,040
USANA Health Sciences, Inc.*	8,200	687,734

		1,390,996

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 4.2%
Allergan PLC	14,100	$2,064,381
Bristol-Myers Squibb Co.(u)	88,400	4,217,564
Horizon Pharma PLC*	44,900	1,186,707
Jazz Pharmaceuticals PLC*	3,500	500,325
Johnson & Johnson(u)	66,400	9,282,056
Mallinckrodt PLC*	50,200	1,091,348
Merck & Co., Inc.(u)	81,600	6,786,672
Pfizer, Inc.	15,900	675,273
Zoetis, Inc.	25,200	2,536,884

		28,341,210

Professional Services — 0.8%
Insperity, Inc.	20,000	2,473,200
Kforce, Inc.	9,400	330,128
Korn Ferry	30,600	1,370,268
Robert Half International, Inc.	10,300	671,148
TriNet Group, Inc.*	12,200	728,828

		5,573,572

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*(u)	104,900	5,187,305
Newmark Group, Inc. (Class A Stock)	46,192	385,241

		5,572,546

Road & Rail — 1.7%
CSX Corp.(u)	74,500	5,574,090
Landstar System, Inc.	5,300	579,767
Norfolk Southern Corp.(u)	27,300	5,102,097
Old Dominion Freight Line, Inc.	3,000	433,170

		11,689,124

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	12,800	1,347,456
Diodes, Inc.*	15,200	527,440
Intel Corp.(u)	198,480	10,658,376
KLA-Tencor Corp.	3,100	370,171
Micron Technology, Inc.*(u)	75,200	3,108,016
MKS Instruments, Inc.	12,600	1,172,430
NXP Semiconductors NV (Netherlands)(u)	47,200	4,172,008
Qorvo, Inc.*	12,200	875,106
SMART Global Holdings, Inc.*	18,500	355,200
Versum Materials, Inc.	34,600	1,740,726
Xilinx, Inc.(u)	42,100	5,337,859

		29,664,788

Software — 10.1%
Adobe, Inc.*(u)	27,700	7,381,773
Cadence Design Systems, Inc.*(u)	64,100	4,070,991
Envestnet, Inc.*	14,100	921,999
Fortinet, Inc.*(u)	60,200	5,054,994
Intuit, Inc.(u)	23,300	6,090,853
LogMeIn, Inc.	25,500	2,042,550
Manhattan Associates, Inc.*	22,400	1,234,464
Microsoft Corp.(u)	217,600	25,663,744
Nuance Communications, Inc.*	23,500	397,855
Oracle Corp.(u)	82,700	4,441,817
Paycom Software, Inc.*	1,700	321,521
Progress Software Corp.	23,100	1,024,947
SPS Commerce, Inc.*	7,000	742,420
SS&C Technologies Holdings, Inc.	31,200	1,987,128

A1163

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Symantec Corp.	56,800	$1,305,832
Synopsys, Inc.*(u)	41,800	4,813,270

		67,496,158

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	7,000	1,193,710
Asbury Automotive Group, Inc.*	18,900	1,310,904
AutoNation, Inc.*	16,000	571,520
Dick’s Sporting Goods, Inc.	67,600	2,488,356
Foot Locker, Inc.	39,100	2,369,460
Michaels Cos., Inc. (The)*	31,400	358,588
Ulta Beauty, Inc.*(u)	15,100	5,265,823

		13,558,361

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(u)	98,400	18,691,080
Dell Technologies, Inc. (Class C Stock)*	33,465	1,964,062
Diebold Nixdorf, Inc.	69,600	770,472
Hewlett Packard Enterprise Co.(u)	207,600	3,203,268
HP, Inc.(u)	233,900	4,544,677
Xerox Corp.	17,700	566,046

		29,739,605

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. (Class B Stock)	26,500	2,231,565

Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc.	91,800	1,903,932

Tobacco — 0.4%
Altria Group, Inc.	9,500	545,585
Philip Morris International, Inc.	27,100	2,395,369

		2,940,954

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	7,900	469,813
BMC Stock Holdings, Inc.*	29,300	517,731
GMS, Inc.*	25,900	391,608
United Rentals, Inc.*	2,200	251,350
WESCO International, Inc.*	30,800	1,632,708

		3,263,210

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	39,300	1,619,946

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	35,100	1,078,623
T-Mobile US, Inc.*	36,000	2,487,600

		3,566,223

TOTAL LONG-TERM INVESTMENTS
(cost $730,238,735)		843,920,462

SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUND — 2.1%
PGIM Core Ultra Short Bond Fund (cost $13,906,986)(w)	13,906,986	13,906,986

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
2.427%	06/20/19
(cost $994,639)		1,000	$994,747

TOTAL SHORT-TERM INVESTMENTS
(cost $14,901,625)			14,901,733

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.7%
(cost $745,140,360)			858,822,195

		Shares
SECURITIES SOLD SHORT — (28.9)%

COMMON STOCKS
Aerospace & Defense — (0.1)%
Kratos Defense & Security Solutions, Inc.*		31,700	(495,471)

Auto Components — (0.4)%
Dorman Products, Inc.*		5,600	(493,304)
Visteon Corp.*		29,400	(1,980,090)

			(2,473,394)

Banks — (1.6)%
Bank of Hawaii Corp.		7,800	(615,186)
Columbia Banking System, Inc.		12,400	(405,356)
Commerce Bancshares, Inc.		9,500	(551,570)
Community Bank System, Inc.		9,800	(585,746)
Cullen/Frost Bankers, Inc.		15,200	(1,475,464)
First Republic Bank		63,100	(6,339,026)
Prosperity Bancshares, Inc.		9,100	(628,446)
Southside Bancshares, Inc.		7,800	(259,194)

			(10,859,988)

Biotechnology — (3.2)%
Alnylam Pharmaceuticals, Inc.*		37,500	(3,504,375)
BioCryst Pharmaceuticals, Inc.*		63,900	(520,146)
BioMarin Pharmaceutical, Inc.*		20,400	(1,812,132)
Clovis Oncology, Inc.*		19,700	(488,954)
Enanta Pharmaceuticals, Inc.*		4,600	(439,392)
Exact Sciences Corp.*		47,200	(4,088,464)
ImmunoGen, Inc.*		113,800	(308,398)
Intercept Pharmaceuticals, Inc.*		14,100	(1,577,226)
Invitae Corp.*		67,100	(1,571,482)
Progenics Pharmaceuticals, Inc.*		91,000	(422,240)
Sarepta Therapeutics, Inc.*		48,200	(5,744,958)
Seattle Genetics, Inc.*		12,700	(930,148)

			(21,407,915)

Building Products — (0.1)%
Trex Co., Inc.*		13,200	(812,064)

Capital Markets — (0.3)%
CME Group, Inc.		8,200	(1,349,556)
MarketAxess Holdings, Inc.		1,400	(344,512)

			(1,694,068)

Chemicals — (1.0)%
International Flavors & Fragrances, Inc.		22,000	(2,833,380)

A1164

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
RPM International, Inc.	45,100	$(2,617,604)
Sensient Technologies Corp.	20,200	(1,369,358)

		(6,820,342)

Commercial Services & Supplies — (0.1)%
Rollins, Inc.	7,400	(307,988)

Communications Equipment — (0.5)%
Lumentum Holdings, Inc.*	54,600	(3,087,084)

Containers & Packaging — (0.7)%
Ball Corp.	11,800	(682,748)
Graphic Packaging Holding Co.	320,500	(4,047,915)

		(4,730,663)

Diversified Telecommunication Services — (0.3)%
Cincinnati Bell, Inc.*	37,500	(357,750)
Iridium Communications, Inc.*	54,500	(1,440,980)

		(1,798,730)

Electric Utilities — (0.0)%
OGE Energy Corp.	6,400	(275,968)

Electronic Equipment, Instruments & Components — (1.2)%
Cognex Corp.	36,900	(1,876,734)
Coherent, Inc.*	20,300	(2,876,916)
IPG Photonics Corp.*	7,800	(1,183,884)
Mesa Laboratories, Inc.	2,400	(553,200)
Rogers Corp.*	8,500	(1,350,480)
Trimble, Inc.*	7,900	(319,160)

		(8,160,374)

Energy Equipment & Services — (0.1)%
Cactus, Inc. (Class A Stock)*	10,600	(377,360)
Oil States International, Inc.*	29,100	(493,536)

		(870,896)

Entertainment — (0.2)%
Madison Square Garden Co. (The) (Class A Stock)*	4,300	(1,260,459)

Equity Real Estate Investment Trusts (REITs) — (0.7)%
Agree Realty Corp.	8,600	(596,324)
CubeSmart	17,900	(573,516)
CyrusOne, Inc.	11,400	(597,816)
Invitation Homes, Inc.	24,300	(591,219)
Kilroy Realty Corp.	18,800	(1,428,048)
Macerich Co. (The)	20,500	(888,675)

		(4,675,598)

Health Care Equipment & Supplies — (1.2)%
Axogen, Inc.*	40,100	(844,506)
DexCom, Inc.*	4,300	(512,130)
Insulet Corp.*	18,100	(1,721,129)
iRhythm Technologies, Inc.*	16,600	(1,244,336)
Neogen Corp.*	7,200	(413,208)
Nevro Corp.*	33,500	(2,094,085)
Tandem Diabetes Care, Inc.*	19,300	(1,225,550)

		(8,054,944)

Health Care Providers & Services — (0.7)%
BioTelemetry, Inc.*	12,500	(782,750)

	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Guardant Health, Inc.*	6,400	$(490,880)
HealthEquity, Inc.*	14,100	(1,043,118)
Henry Schein, Inc.*	15,500	(931,705)
Quest Diagnostics, Inc.	11,900	(1,070,048)
Tivity Health, Inc.*	31,900	(560,164)

		(4,878,665)

Health Care Technology — (0.9)%
Inspire Medical Systems, Inc.*	18,000	(1,022,040)
Medidata Solutions, Inc.*	29,400	(2,153,256)
Tabula Rasa HealthCare, Inc.*	6,800	(383,656)
Teladoc Health, Inc.*	25,800	(1,434,480)
Vocera Communications, Inc.*	28,400	(898,292)

		(5,891,724)

Hotels, Restaurants & Leisure — (0.4)%
Planet Fitness, Inc. (Class A Stock)*	4,200	(288,624)
Shake Shack, Inc. (Class A Stock)*	16,500	(975,975)
Six Flags Entertainment Corp.	27,200	(1,342,320)

		(2,606,919)

Household Durables — (1.0)%
Leggett & Platt, Inc.	49,000	(2,068,780)
Roku, Inc.*	70,000	(4,515,700)

		(6,584,480)

Independent Power & Renewable Electricity Producers — (0.3)%
Ormat Technologies, Inc.	9,000	(496,350)
Pattern Energy Group, Inc. (Class A Stock)	67,200	(1,478,400)
Vistra Energy Corp.	7,800	(203,034)

		(2,177,784)

Insurance — (0.3)%
Brown & Brown, Inc.	15,300	(451,503)
eHealth, Inc.*	6,900	(430,146)
Hanover Insurance Group, Inc. (The)	2,300	(262,591)
Markel Corp.*	700	(697,368)

		(1,841,608)

Interactive Media & Services — (0.2)%
IAC/InterActiveCorp*	3,800	(798,418)
Zillow Group, Inc. (Class C Stock)*	19,400	(673,956)

		(1,472,374)

Internet & Direct Marketing Retail — (0.9)%
GrubHub, Inc.*	11,600	(805,852)
Wayfair, Inc. (Class A Stock)*	36,600	(5,433,270)

		(6,239,122)

IT Services — (2.6)%
Gartner, Inc.*	34,300	(5,202,624)
Global Payments, Inc.	26,300	(3,590,476)
Jack Henry & Associates, Inc.	10,300	(1,429,022)
Okta, Inc.*	12,100	(1,001,033)
Square, Inc. (Class A Stock)*	76,700	(5,746,364)

		(16,969,519)

Life Sciences Tools & Services — (0.3)%
Bio-Techne Corp.	4,300	(853,765)
Cambrex Corp.*	6,100	(236,985)
Codexis, Inc.*	20,100	(412,653)

A1165

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Luminex Corp.	16,600	$(381,966)
NeoGenomics, Inc.*	17,100	(349,866)

		(2,235,235)

Machinery — (1.4)%
Chart Industries, Inc.*	4,300	(389,236)
Deere & Co.	16,400	(2,621,376)
Fortive Corp.	65,400	(5,486,406)
Graco, Inc.	12,300	(609,096)
Sun Hydraulics Corp.	6,700	(311,617)

		(9,417,731)

Media — (0.4)%
GCI Liberty, Inc. (Class A Stock)*	23,760	(1,321,294)
Liberty Broadband Corp. (Class A Stock)*	2,100	(192,444)
New York Times Co. (The) (Class A Stock)	40,900	(1,343,565)

		(2,857,303)

Metals & Mining — (0.0)%
Allegheny Technologies, Inc.*	9,800	(250,586)

Multi-Utilities — (0.3)%
Sempra Energy	13,600	(1,711,696)

Oil, Gas & Consumable Fuels — (1.5)%
Concho Resources, Inc.	27,800	(3,084,688)
EQT Corp.	132,700	(2,752,198)
Green Plains, Inc.	41,200	(687,216)
Matador Resources Co.*	44,400	(858,252)
PDC Energy, Inc.*	47,200	(1,920,096)
Whiting Petroleum Corp.*	26,500	(692,710)

		(9,995,160)

Pharmaceuticals — (0.7)%
Aerie Pharmaceuticals, Inc.*	31,400	(1,491,500)
Dermira, Inc.*	22,800	(308,940)
Medicines Co. (The)*	18,600	(519,870)
Nektar Therapeutics*	59,900	(2,012,640)

		(4,332,950)

Professional Services — (0.8)%
Equifax, Inc.	28,200	(3,341,700)
TransUnion	13,400	(895,656)
WageWorks, Inc.*	25,600	(966,656)

		(5,204,012)

Semiconductors & Semiconductor Equipment — (1.4)%
Advanced Micro Devices, Inc.*	87,500	(2,233,000)
Cree, Inc.*	20,300	(1,161,566)
Microchip Technology, Inc.	71,700	(5,948,232)

		(9,342,798)

Software — (2.7)%
2U, Inc.*	28,000	(1,983,800)
8x8, Inc.*	42,300	(854,460)
Avalara, Inc.*	10,700	(596,953)
Benefitfocus, Inc.*	4,400	(217,888)
Blackline, Inc.*	7,500	(347,400)
Coupa Software, Inc.*	53,300	(4,849,234)
Everbridge, Inc.*	29,700	(2,227,797)
Instructure, Inc.*	19,200	(904,704)
Pegasystems, Inc.	23,300	(1,514,500)

	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)
Proofpoint, Inc.*	13,400	$(1,627,162)
Tableau Software, Inc. (Class A Stock)*	3,000	(381,840)
Zendesk, Inc.*	31,400	(2,669,000)

		(18,174,738)

Specialty Retail — (0.1)%
At Home Group, Inc.*	27,700	(494,722)

Trading Companies & Distributors — (0.3)%
SiteOne Landscape Supply, Inc.*	31,600	(1,805,940)
Watsco, Inc.	2,900	(415,309)

		(2,221,249)

TOTAL SECURITIES SOLD SHORT (proceeds received $183,622,747)		(192,686,321)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.8%
(cost $561,517,613)		666,135,874
Other assets in excess of liabilities(z) — 0.2%		1,020,163

NET ASSETS — 100.0%		$667,156,037

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A1166

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
96	S&P 500 E-Mini Index	Jun. 2019	$13,621,440	$257,388
9	S&P Mid Cap 400 E-Mini Index	Jun. 2019	1,710,900	29,048

				$286,436

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$994,747

A1167

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	4,306,374	$48,446,706
AST AQR Emerging Markets Equity Portfolio*	469,399	5,337,069
AST AQR Large-Cap Portfolio*	7,116,142	133,854,637
AST BlackRock/Loomis Sayles Bond Portfolio*	1,830,421	25,644,193
AST ClearBridge Dividend Growth Portfolio*	4,036,072	76,604,654
AST Goldman Sachs Global Income Portfolio*	2,053,904	22,839,412
AST Goldman Sachs Large-Cap Value Portfolio*	638,923	20,279,406
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,820,369
AST High Yield Portfolio*	371,544	3,942,077
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,725,082	50,475,886
AST International Growth Portfolio*	3,909,243	69,584,530
AST International Value Portfolio*	3,538,823	68,936,275
AST Jennison Large-Cap Growth Portfolio*	1,141,600	40,960,621
AST Loomis Sayles Large-Cap Growth Portfolio*	1,273,682	71,670,062
AST MFS Growth Portfolio*	1,434,737	40,961,728
AST MFS Large-Cap Value Portfolio*	3,504,127	71,273,935
AST Mid-Cap Growth Portfolio*	598,334	6,360,295
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	95,319	3,152,191
AST Parametric Emerging Markets Equity Portfolio*	307,271	2,860,691
AST PIMCO Dynamic Bond Portfolio*	867,259	8,533,829
AST Prudential Core Bond Portfolio*	5,419,087	68,388,877
AST QMA International Core Equity Portfolio*	4,966,981	58,908,390
AST QMA Large-Cap Portfolio*	6,894,550	133,547,439
AST Small-Cap Growth Opportunities Portfolio*	730,693	15,695,291
AST Small-Cap Growth Portfolio*	317,996	15,654,954

	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
AST Small-Cap Value Portfolio*	1,041,903	$27,756,286
AST T. Rowe Price Large-Cap Growth Portfolio*	1,237,770	51,070,402
AST T. Rowe Price Large-Cap Value Portfolio*	4,000,584	60,808,873
AST WEDGE Capital Mid-Cap Value Portfolio*	130,404	3,159,684
AST Wellington Management Global Bond Portfolio*	5,034,915	56,995,236
AST Western Asset Core Plus Bond Portfolio*	4,148,835	54,100,809
AST Western Asset Emerging Markets Debt Portfolio*	416,343	4,721,333

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,219,125,792)(w)		1,325,346,140

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,326,214)(w)	6,326,214	6,326,214

TOTAL INVESTMENTS — 100.0% (cost $1,225,452,006)		1,331,672,354
Liabilities in excess of other assets — 0.0%		(149,467)

NET ASSETS — 100.0%		$1,331,522,887

See the Glossary for a list of abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A1168

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS — 96.7%
Aerospace & Defense — 2.2%
Kratos Defense & Security Solutions, Inc.*(a)	363,213	$5,677,019
Mercury Systems, Inc.*	202,182	12,955,823

		18,632,842

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	164,030	3,780,892

Airlines — 0.3%
Spirit Airlines, Inc.*	47,590	2,515,607

Banks — 3.6%
Cadence BanCorp	315,058	5,844,326
CenterState Bank Corp.	78,990	1,880,752
Columbia Banking System, Inc.	109,569	3,581,811
FB Financial Corp.	38,473	1,221,902
National Bank Holdings Corp. (Class A Stock)	144,677	4,811,957
Opus Bank	97,072	1,922,026
Origin Bancorp, Inc.	22,832	777,430
Pacific Premier Bancorp, Inc.(a)	140,289	3,721,867
Union Bankshares Corp.	83,090	2,686,300
Webster Financial Corp.	102,169	5,176,903

		31,625,274

Biotechnology — 10.0%
Adamas Pharmaceuticals, Inc.*(a)	115,773	823,146
Aimmune Therapeutics, Inc.*(a)	160,080	3,577,787
Allogene Therapeutics, Inc.*(a)	90,816	2,625,491
AnaptysBio, Inc.*(a)	40,377	2,949,540
Arena Pharmaceuticals, Inc.*(a)	84,660	3,795,308
Argenx SE (Netherlands), ADR*(a)	22,631	2,825,254
Array BioPharma, Inc.*	193,267	4,711,849
Assembly Biosciences, Inc.*(a)	83,970	1,653,369
Avrobio, Inc.*	167,829	3,700,630
Biohaven Pharmaceutical Holding Co. Ltd.*	104,464	5,376,762
Blueprint Medicines Corp.*	46,621	3,732,011
Deciphera Pharmaceuticals, Inc.*(a)	68,155	1,581,878
Dicerna Pharmaceuticals, Inc.*(a)	154,902	2,269,314
Exact Sciences Corp.*(a)	87,384	7,569,202
G1 Therapeutics, Inc.*	61,575	1,022,144
Gritstone Oncology, Inc.*(a)	122,031	1,623,012
Immunomedics, Inc.*(a)	138,341	2,657,531
Insmed, Inc.*(a)	164,893	4,793,440
Intercept Pharmaceuticals, Inc.*(a)	21,610	2,417,295
Karyopharm Therapeutics, Inc.*(a)	267,472	1,562,036
Ligand Pharmaceuticals, Inc.*(a)	24,389	3,065,941
NuCana PLC (United Kingdom), ADR*(a)	82,700	1,405,899
Portola Pharmaceuticals, Inc.*(a)	73,680	2,556,696
PTC Therapeutics, Inc.*(a)	53,790	2,024,656
Ra Pharmaceuticals, Inc.*	144,155	3,229,071
Radius Health, Inc.*	16,440	327,814
REGENXBIO, Inc.*	46,115	2,642,851
Replimune Group, Inc.*(a)	131,910	2,007,670
Sarepta Therapeutics, Inc.*(a)	7,106	846,964
Twist Bioscience Corp.*(a)	41,909	971,451
Vericel Corp.*	74,730	1,308,522
Voyager Therapeutics, Inc.*	133,775	2,560,454

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Xencor, Inc.*	94,857	$2,946,258

		87,161,246

Building Products — 0.9%
Trex Co., Inc.*(a)	125,220	7,703,534

Capital Markets — 0.5%
Moelis & Co. (Class A Stock)	99,870	4,155,591

Chemicals — 1.7%
Ingevity Corp.*	67,047	7,080,834
Innospec, Inc.	31,082	2,590,685
Livent Corp.*(a)	162,580	1,996,482
PQ Group Holdings, Inc.*	189,950	2,881,542

		14,549,543

Commercial Services & Supplies — 0.7%
Tetra Tech, Inc.	97,110	5,786,785

Communications Equipment — 1.3%
Ciena Corp.*	197,072	7,358,668
Lumentum Holdings, Inc.*	49,739	2,812,243
Quantenna Communications, Inc.*	51,400	1,250,562

		11,421,473

Construction & Engineering — 2.1%
Dycom Industries, Inc.*	36,806	1,690,868
EMCOR Group, Inc.	76,636	5,600,559
MasTec, Inc.*(a)	115,264	5,544,198
NV5 Global, Inc.*(a)	50,308	2,986,283
Tutor Perini Corp.*(a)	147,971	2,533,264

		18,355,172

Consumer Finance — 0.9%
Green Dot Corp. (Class A Stock)*	133,977	8,125,705

Diversified Consumer Services — 3.4%
Adtalem Global Education, Inc.*	116,527	5,397,531
Chegg, Inc.*(a)	634,425	24,184,281

		29,581,812

Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	50,540	2,741,795
Vonage Holdings Corp.*	617,991	6,204,630

		8,946,425

Electrical Equipment — 1.3%
Generac Holdings, Inc.*	110,994	5,686,223
Regal Beloit Corp.	69,853	5,718,865

		11,405,088

Energy Equipment & Services — 0.2%
Patterson-UTI Energy, Inc.	90,788	1,272,848

Entertainment — 0.5%
Glu Mobile, Inc.*	413,035	4,518,603

Equity Real Estate Investment Trusts (REITs) — 1.9%
Industrial Logistics Properties Trust	139,450	2,812,707
Monmouth Real Estate Investment Corp.	205,810	2,712,576
QTS Realty Trust, Inc. (Class A Stock)(a)	137,636	6,192,244
Ryman Hospitality Properties, Inc.	54,454	4,478,297

		16,195,824

A1169

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food & Staples Retailing — 0.8%
Performance Food Group Co.*	181,094	$7,178,566

Food Products — 1.3%
Freshpet, Inc.*(a)	158,480	6,702,119
Simply Good Foods Co. (The)*	217,293	4,474,063

		11,176,182

Health Care Equipment & Supplies — 4.9%
AtriCure, Inc.*(a)	70,428	1,886,766
Haemonetics Corp.*	27,880	2,438,942
Inogen, Inc.*(a)	44,372	4,231,758
Insulet Corp.*(a)	28,223	2,683,725
Integer Holdings Corp.*	62,300	4,698,665
LivaNova PLC*	16,490	1,603,653
Merit Medical Systems, Inc.*	46,840	2,896,117
Novocure Ltd.*(a)	133,181	6,415,329
Sientra, Inc.*(a)	280,837	2,409,581
Tactile Systems Technology, Inc.*(a)	96,505	5,087,744
Tandem Diabetes Care, Inc.*	108,353	6,880,416
Varex Imaging Corp.*	42,130	1,427,364

		42,660,060

Health Care Providers & Services — 0.7%
Addus HomeCare Corp.*	10,040	638,444
LHC Group, Inc.*	50,493	5,597,654

		6,236,098

Health Care Technology — 2.9%
Tabula Rasa HealthCare, Inc.*(a)	106,176	5,990,450
Teladoc Health, Inc.*(a)	191,772	10,662,524
Vocera Communications, Inc.*(a)	263,105	8,322,011

		24,974,985

Hotels, Restaurants & Leisure — 6.8%
Churchill Downs, Inc.(a)	58,412	5,272,267
Chuy’s Holdings, Inc.*(a)	79,867	1,818,572
Dave & Buster’s Entertainment, Inc.(a)	47,692	2,378,400
Del Taco Restaurants, Inc.*	425,008	4,275,579
Eldorado Resorts, Inc.*(a)	46,470	2,169,684
Jack in the Box, Inc.	32,179	2,608,430
Noodles & Co.*(a)	182,850	1,243,380
Planet Fitness, Inc. (Class A Stock)*	285,786	19,639,214
PlayAGS, Inc.*	157,510	3,769,214
SeaWorld Entertainment, Inc.*	207,530	5,345,973
Shake Shack, Inc. (Class A Stock)*(a)	88,431	5,230,694
Wendy’s Co. (The)	303,402	5,427,862

		59,179,269

Household Durables — 1.5%
Meritage Homes Corp.*	67,411	3,013,946
Roku, Inc.*(a)	103,711	6,690,397
Sonos, Inc.*(a)	274,996	2,829,709

		12,534,052

Insurance — 0.5%
eHealth, Inc.*	67,570	4,212,314

Internet & Direct Marketing Retail — 0.4%
Etsy, Inc.*	51,336	3,450,806

IT Services — 2.8%
EPAM Systems, Inc.*	35,792	6,053,501

	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)
Everi Holdings, Inc.*	185,330	$1,949,672
Twilio, Inc. (Class A Stock)*(a)	52,023	6,720,331
Wix.com Ltd. (Israel)*	81,100	9,799,312

		24,522,816

Leisure Products — 0.3%
YETI Holdings, Inc.*(a)	74,140	2,242,735

Life Sciences Tools & Services — 1.3%
Charles River Laboratories International, Inc.*	18,471	2,682,913
NeoGenomics, Inc.*	411,965	8,428,804

		11,111,717

Machinery — 3.8%
Altra Industrial Motion Corp.	186,046	5,776,728
Chart Industries, Inc.*	142,288	12,879,910
Kadant, Inc.	52,630	4,629,335
Kennametal, Inc.	124,001	4,557,037
Woodward, Inc.	53,712	5,096,732

		32,939,742

Metals & Mining — 0.5%
Allegheny Technologies, Inc.*(a)	101,180	2,587,173
Carpenter Technology Corp.	39,824	1,825,930

		4,413,103

Multiline Retail — 1.5%
Ollie’s Bargain Outlet Holdings, Inc.*	155,170	13,240,657

Oil, Gas & Consumable Fuels — 1.4%
Callon Petroleum Co.*(a)	432,765	3,267,375
Delek US Holdings, Inc.	36,463	1,327,982
Matador Resources Co.*(a)	181,796	3,514,117
New Fortress Energy LLC*	153,735	1,795,625
Viper Energy Partners LP	73,680	2,443,229

		12,348,328

Paper & Forest Products — 0.5%
Boise Cascade Co.	156,393	4,185,077

Pharmaceuticals — 3.7%
Amphastar Pharmaceuticals, Inc.*	125,688	2,567,806
BioDelivery Sciences International, Inc.*(a)	298,862	1,583,969
Catalent, Inc.*	75,720	3,073,475
Collegium Pharmaceutical, Inc.*(a)	128,369	1,943,507
Cymabay Therapeutics, Inc.*(a)	238,188	3,163,137
Horizon Pharma PLC*	233,508	6,171,616
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	68,946	5,892,815
Supernus Pharmaceuticals, Inc.*	59,965	2,101,174
WaVe Life Sciences Ltd.*(a)	61,128	2,374,823
Zogenix, Inc.*(a)	66,567	3,661,851

		32,534,173

Professional Services — 2.2%
ASGN, Inc.*	80,116	5,086,565
Insperity, Inc.	37,210	4,601,389
TriNet Group, Inc.*	108,180	6,462,673
Upwork, Inc.*	34,300	656,501
WageWorks, Inc.*(a)	65,715	2,481,398

		19,288,526

A1170

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Road & Rail — 0.6%
US Xpress Enterprises, Inc. (Class A Stock)*	109,729	$725,309
Werner Enterprises, Inc.(a)	136,826	4,672,608

		5,397,917

Semiconductors & Semiconductor Equipment — 2.8%
MaxLinear, Inc.*	188,152	4,803,521
Monolithic Power Systems, Inc.	34,621	4,690,799
Semtech Corp.*	80,541	4,100,342
Universal Display Corp.(a)	71,087	10,865,648

		24,460,310

Software — 14.1%
8x8, Inc.*	305,183	6,164,697
Alarm.com Holdings, Inc.*(a)	49,299	3,199,505
Alteryx, Inc. (Class A Stock)*(a)	116,043	9,732,526
ForeScout Technologies, Inc.*	346,351	14,515,571
Instructure, Inc.*	38,988	1,837,115
LivePerson, Inc.*	227,202	6,593,402
Mimecast Ltd.*	122,000	5,776,699
Model N, Inc.*	152,869	2,681,322
New Relic, Inc.*(a)	18,160	1,792,391
Paycom Software, Inc.*(a)	31,173	5,895,749
Pluralsight, Inc. (Class A Stock)*	123,000	3,904,020
Proofpoint, Inc.*	101,975	12,382,825
Q2 Holdings, Inc.*	58,540	4,054,480
Rapid7, Inc.*	163,252	8,262,184
SailPoint Technologies Holding, Inc.*	288,747	8,292,814
SVMK, Inc.*	97,159	1,769,265
Tenable Holdings, Inc.*	156,202	4,945,355
Upland Software, Inc.*	171,211	7,252,498
Varonis Systems, Inc.*	201,297	12,003,340
Zscaler, Inc.*(a)	24,520	1,739,204

		122,794,962

Specialty Retail — 4.4%
American Eagle Outfitters, Inc.	475,833	10,549,217
Children’s Place, Inc. (The)(a)	99,771	9,705,723
Dick’s Sporting Goods, Inc.(a)	164,837	6,067,650
Five Below, Inc.*	76,768	9,538,423
Tilly’s, Inc. (Class A Stock)	149,144	1,659,973
Urban Outfitters, Inc.*	31,495	933,512

		38,454,498

Technology Hardware, Storage & Peripherals — 0.6%
Cray, Inc.*	122,760	3,197,897
Pure Storage, Inc. (Class A Stock)*	54,560	1,188,862
USA Technologies, Inc.*(a)	221,062	917,407

		5,304,166

Textiles, Apparel & Luxury Goods — 1.3%
Steven Madden Ltd.	335,782	11,362,863

Thrifts & Mortgage Finance — 1.6%
Essent Group Ltd.*	106,558	4,629,945
LendingTree, Inc.*(a)	18,393	6,466,243

	Shares	Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
OceanFirst Financial Corp.	114,613	$2,757,589

		13,853,777

Trading Companies & Distributors — 0.3%
H&E Equipment Services, Inc.	90,305	2,267,559

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.*	109,740	2,554,747

TOTAL COMMON STOCKS (cost $662,352,781)		840,614,269

UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Growth ETF(a) (cost $4,505,348)	24,226	4,764,285

TOTAL LONG-TERM INVESTMENTS (cost $666,858,129)		845,378,554

SHORT-TERM INVESTMENTS — 29.5%

AFFILIATED MUTUAL FUNDS — 27.7%
PGIM Core Ultra Short Bond Fund(w)	14,371,637	14,371,637
PGIM Institutional Money Market Fund (cost $226,323,052; includes $225,831,695 of cash collateral for securities on loan)(b)(w)	226,282,575	226,327,831

TOTAL AFFILIATED MUTUAL FUNDS (cost $240,694,689)		240,699,468

UNAFFILIATED FUND — 1.8%
BlackRock Liquidity FedFund (cost $16,268,553)	16,268,553	16,268,553

TOTAL SHORT-TERM INVESTMENTS (cost $256,963,242)		256,968,021

TOTAL INVESTMENTS — 126.7% (cost $923,821,371)		1,102,346,575
Liabilities in excess of other assets — (26.7)%		(232,636,237)

NET ASSETS — 100.0%		$869,710,338

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,298,043; cash collateral of $225,831,695 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1171

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 96.7%
Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings, Inc.*(a)	94,297	$3,350,372
Axon Enterprise, Inc.*	150,134	8,168,791
Mercury Systems, Inc.*	42,314	2,711,481

		14,230,644

Airlines — 0.5%
Azul SA (Brazil), ADR*(a)	133,710	3,905,669

Auto Components — 0.7%
Cooper Tire & Rubber Co.	56,960	1,702,534
Tenneco, Inc. (Class A Stock)	69,528	1,540,740
Visteon Corp.*	30,013	2,021,376

		5,264,650

Banks — 1.8%
First Busey Corp.	74,417	1,815,775
First Hawaiian, Inc.	98,917	2,576,788
IBERIABANK Corp.	41,774	2,995,614
Seacoast Banking Corp. of Florida*	81,225	2,140,279
Sterling Bancorp	158,112	2,945,627
Triumph Bancorp, Inc.*	64,087	1,883,517

		14,357,600

Biotechnology — 12.0%
Abeona Therapeutics, Inc.*	76,186	560,729
Agios Pharmaceuticals, Inc.*(a)	22,051	1,487,119
Aimmune Therapeutics, Inc.*(a)	90,640	2,025,803
Alder Biopharmaceuticals, Inc.*(a)	157,174	2,145,425
Amicus Therapeutics, Inc.*	483,269	6,572,458
Apellis Pharmaceuticals, Inc.*	237,170	4,624,815
Arena Pharmaceuticals, Inc.*	124,641	5,587,656
Array BioPharma, Inc.*	86,147	2,100,264
Ascendis Pharma A/S (Denmark), ADR*	28,610	3,367,397
Assembly Biosciences, Inc.*(a)	74,587	1,468,618
Audentes Therapeutics, Inc.*	124,800	4,869,696
Avrobio, Inc.*	32,122	708,290
Biohaven Pharmaceutical Holding Co. Ltd.*	38,455	1,979,279
Bluebird Bio, Inc.*(a)	24,450	3,846,719
Blueprint Medicines Corp.*	90,662	7,257,493
Celyad SA (Belgium), ADR*(a)	49,995	1,019,897
CytomX Therapeutics, Inc.*	146,170	1,571,328
Epizyme, Inc.*	139,360	1,726,670
Equillium, Inc.*(a)	105,670	845,359
Fate Therapeutics, Inc.*	148,310	2,605,807
Five Prime Therapeutics, Inc.*(a)	85,109	1,140,461
Flexion Therapeutics, Inc.*(a)	55,870	697,258
G1 Therapeutics, Inc.*	41,845	694,627
GlycoMimetics, Inc.*(a)	67,798	844,763
Gossamer Bio, Inc.*	75,090	1,627,200
Heron Therapeutics, Inc.*(a)	113,251	2,767,854
Immunomedics, Inc.*(a)	185,570	3,564,800
Invitae Corp.*	108,380	2,538,260
Iovance Biotherapeutics, Inc.*	192,751	1,833,062
Karyopharm Therapeutics, Inc.*	47,200	275,648
Kura Oncology, Inc.*(a)	140,140	2,324,923
Ligand Pharmaceuticals, Inc.*(a)	42,141	5,297,545
Madrigal Pharmaceuticals, Inc.*(a)	5,956	746,049
Minerva Neurosciences, Inc.*	45,139	354,793

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Myovant Sciences Ltd.*(a)	64,920	$1,549,640
Portola Pharmaceuticals, Inc.*(a)	56,560	1,962,632
REGENXBIO, Inc.*	33,763	1,934,958
Rigel Pharmaceuticals, Inc.*(a)	348,229	894,949
Sage Therapeutics, Inc.*(a)	16,729	2,660,747
Spark Therapeutics, Inc.*	12,599	1,434,774
Ultragenyx Pharmaceutical, Inc.*	53,268	3,694,668

		95,210,433

Building Products — 1.5%
American Woodmark Corp.*	22,064	1,823,148
Armstrong World Industries, Inc.	30,756	2,442,642
JELD-WEN Holding, Inc.*	87,819	1,550,884
Patrick Industries, Inc.*	46,613	2,112,501
Simpson Manufacturing Co., Inc.	64,700	3,834,769

		11,763,944

Capital Markets — 0.9%
Blucora, Inc.*	91,730	3,061,947
Evercore, Inc. (Class A Stock)	40,600	3,694,600

		6,756,547

Chemicals — 2.1%
Ashland Global Holdings, Inc.	58,680	4,584,668
Ferro Corp.*	165,870	3,139,919
Ingevity Corp.*	22,620	2,388,898
Livent Corp.*(a)	244,195	2,998,714
OMNOVA Solutions, Inc.*	185,982	1,305,594
PolyOne Corp.	80,485	2,359,015

		16,776,808

Commercial Services & Supplies — 1.9%
Advanced Disposal Services, Inc.*	285,277	7,987,755
Clean Harbors, Inc.*	56,325	4,028,927
MSA Safety, Inc.	32,652	3,376,217

		15,392,899

Communications Equipment — 0.7%
Acacia Communications, Inc.*	30,400	1,743,439
Lumentum Holdings, Inc.*	68,826	3,891,422

		5,634,861

Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*(a)	122,035	1,936,695

Consumer Finance — 1.5%
FirstCash, Inc.	52,530	4,543,845
Green Dot Corp. (Class A Stock)*	27,180	1,648,467
OneMain Holdings, Inc.	63,184	2,006,092
SLM Corp.	353,343	3,501,629

		11,700,033

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	208,904	2,638,458

Distributors — 0.3%
Core-Mark Holding Co., Inc.	68,304	2,536,128

Diversified Consumer Services — 1.0%
Arco Platform Ltd. (Brazil) (Class A Stock)*	79,130	2,555,108
Grand Canyon Education, Inc.*	17,697	2,026,483

A1172

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Strategic Education, Inc.	25,860	$3,395,677

		7,977,268

Diversified Telecommunication Services — 0.7%
Bandwidth, Inc. (Class A Stock)*	51,230	3,430,361
ORBCOMM, Inc.*	138,842	941,349
Vonage Holdings Corp.*	142,881	1,434,525

		5,806,235

Electrical Equipment — 0.9%
AZZ, Inc.	49,550	2,028,082
EnerSys	30,422	1,982,298
Generac Holdings, Inc.*	57,770	2,959,557

		6,969,937

Electronic Equipment, Instruments & Components — 1.7%
CTS Corp.	86,648	2,544,852
ePlus, Inc.*	40,323	3,570,198
Littelfuse, Inc.	18,627	3,399,055
Rogers Corp.*(a)	23,475	3,729,708

		13,243,813

Energy Equipment & Services — 0.9%
Newpark Resources, Inc.*	503,680	4,613,709
ProPetro Holding Corp.*	120,550	2,717,197

		7,330,906

Equity Real Estate Investment Trusts (REITs) — 1.6%
Columbia Property Trust, Inc.	106,195	2,390,449
CoreSite Realty Corp.	20,466	2,190,271
Corporate Office Properties Trust	82,763	2,259,430
Pebblebrook Hotel Trust(a)	87,640	2,722,098
PS Business Parks, Inc.	21,432	3,361,181

		12,923,429

Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	19,790	542,245
Casey’s General Stores, Inc.(a)	18,613	2,396,796
Performance Food Group Co.*	121,291	4,807,975
Sprouts Farmers Market, Inc.*	145,800	3,140,532

		10,887,548

Food Products — 1.9%
Freshpet, Inc.*	88,290	3,733,784
Hostess Brands, Inc.*(a)	224,710	2,808,875
Nomad Foods Ltd. (United Kingdom)*	307,230	6,282,854
Post Holdings, Inc.*	22,330	2,442,902

		15,268,415

Health Care Equipment & Supplies — 6.6%
AtriCure, Inc.*(a)	88,275	2,364,887
Cardiovascular Systems, Inc.*	83,015	3,209,360
Glaukos Corp.*(a)	36,910	2,892,637
Globus Medical, Inc. (Class A Stock)*	159,420	7,876,942
Haemonetics Corp.*	36,971	3,234,223
ICU Medical, Inc.*	14,584	3,490,389
Insulet Corp.*(a)	77,740	7,392,296
Integra LifeSciences Holdings Corp.*	55,400	3,086,888
iRhythm Technologies, Inc.*(a)	18,930	1,418,993
LivaNova PLC*	18,809	1,829,175
Masimo Corp.*	41,660	5,760,745

	Shares	Value

COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Merit Medical Systems, Inc.*	75,387	$4,661,178
OraSure Technologies, Inc.*	140,796	1,569,875
Orthofix Medical, Inc.*	23,939	1,350,399
Penumbra, Inc.*(a)	17,180	2,525,632

		52,663,619

Health Care Providers & Services — 2.2%
Hanger, Inc.*	114,050	2,172,653
HealthEquity, Inc.*	41,730	3,087,185
LHC Group, Inc.*	51,193	5,675,256
Providence Service Corp. (The)*	31,657	2,108,989
R1 RCM, Inc.*	262,635	2,539,680
US Physical Therapy, Inc.	17,028	1,788,451

		17,372,214

Health Care Technology — 2.3%
HMS Holdings Corp.*(a)	125,470	3,715,167
Inspire Medical Systems, Inc.*	17,690	1,004,438
Medidata Solutions, Inc.*(a)	31,959	2,340,677
Omnicell, Inc.*	71,864	5,809,486
Teladoc Health, Inc.*(a)	100,679	5,597,752

		18,467,520

Hotels, Restaurants & Leisure — 4.8%
Dave & Buster’s Entertainment, Inc.(a)	67,040	3,343,285
Dine Brands Global, Inc.(a)	76,650	6,997,379
Dunkin’ Brands Group, Inc.	53,200	3,995,320
Eldorado Resorts, Inc.*(a)	107,390	5,014,039
Marriott Vacations Worldwide Corp.	45,311	4,236,579
Planet Fitness, Inc. (Class A Stock)*	77,840	5,349,165
Red Rock Resorts, Inc. (Class A Stock)	120,970	3,127,075
Wingstop, Inc.(a)	74,575	5,669,938

		37,732,780

Household Durables — 1.0%
Roku, Inc.*(a)	38,648	2,493,182
Skyline Champion Corp.	34,900	663,100
TopBuild Corp.*	69,739	4,520,482

		7,676,764

Insurance — 2.1%
eHealth, Inc.*	67,380	4,200,469
James River Group Holdings Ltd.	101,821	4,080,986
Kemper Corp.	64,290	4,895,041
Primerica, Inc.	28,290	3,455,624

		16,632,120

Interactive Media & Services — 0.5%
QuinStreet, Inc.*	150,300	2,012,517
TrueCar, Inc.*(a)	63,435	421,208
Yelp, Inc.*	41,400	1,428,300

		3,862,025

Internet & Direct Marketing Retail — 0.7%
Etsy, Inc.*	56,872	3,822,936
Liberty Expedia Holdings, Inc. (Class A Stock)*	45,682	1,955,190

		5,778,126

IT Services — 5.2%
CACI International, Inc. (Class A Stock)*	19,236	3,501,337

A1173

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)
Carbonite, Inc.*	96,294	$2,389,054
Euronet Worldwide, Inc.*	60,821	8,672,466
Evo Payments, Inc. (Class A Stock)*(a)	107,860	3,133,333
InterXion Holding NV (Netherlands)*(a)	88,155	5,882,583
LiveRamp Holdings, Inc.*	61,152	3,337,065
Science Applications International Corp.	45,507	3,501,764
Wix.com Ltd. (Israel)*	62,210	7,516,834
WNS Holdings Ltd. (India), ADR*	61,377	3,269,553

		41,203,989

Life Sciences Tools & Services — 0.7%
NanoString Technologies, Inc.*	111,595	2,670,468
Syneos Health, Inc.*	51,559	2,668,694

		5,339,162

Machinery — 4.2%
Altra Industrial Motion Corp.	203,582	6,321,221
Astec Industries, Inc.	35,544	1,342,141
Harsco Corp.*	201,090	4,053,974
ITT, Inc.	66,349	3,848,242
John Bean Technologies Corp.(a)	55,336	5,084,825
Kennametal, Inc.	129,570	4,761,698
Milacron Holdings Corp.*	143,355	1,622,779
Proto Labs, Inc.*	22,620	2,378,267
Rexnord Corp.*	101,306	2,546,833
Welbilt, Inc.*	88,916	1,456,444

		33,416,424

Metals & Mining — 0.5%
Allegheny Technologies, Inc.*(a)	169,280	4,328,490

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.*	54,812	4,677,108

Oil, Gas & Consumable Fuels — 0.7%
Kosmos Energy Ltd. (Ghana)	239,014	1,489,057
Matador Resources Co.*(a)	105,940	2,047,820
PDC Energy, Inc.*	45,415	1,847,482

		5,384,359

Paper & Forest Products — 0.4%
Boise Cascade Co.	52,843	1,414,079
Louisiana-Pacific Corp.(a)	77,616	1,892,278

		3,306,357

Personal Products — 0.4%
Edgewell Personal Care Co.*(a)	74,740	3,280,339

Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.*	46,525	2,209,938
Amneal Pharmaceuticals, Inc.*(a)	148,578	2,105,350
Catalent, Inc.*	69,471	2,819,828
Cymabay Therapeutics, Inc.*	161,497	2,144,680
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	25,820	4,352,477
Intersect ENT, Inc.*(a)	126,927	4,080,703
MyoKardia, Inc.*(a)	51,158	2,659,704
Revance Therapeutics, Inc.*	86,549	1,364,012

		21,736,692

Professional Services — 1.2%
ASGN, Inc.*	59,886	3,802,162

	Shares	Value

COMMON STOCKS (Continued)
Professional Services (cont’d.)
Exponent, Inc.	74,136	$4,279,130
Huron Consulting Group, Inc.*	29,544	1,395,068

		9,476,360

Road & Rail — 1.0%
Genesee & Wyoming, Inc. (Class A Stock)*	42,955	3,743,099
Marten Transport Ltd.	102,979	1,836,116
Saia, Inc.*(a)	32,150	1,964,365

		7,543,580

Semiconductors & Semiconductor Equipment — 3.4%
Cabot Microelectronics Corp.	7,820	875,527
Cirrus Logic, Inc.*	45,577	1,917,424
Cohu, Inc.	153,103	2,258,269
Entegris, Inc.(a)	131,415	4,690,201
FormFactor, Inc.*	184,570	2,969,731
Inphi Corp.*(a)	99,680	4,360,003
MKS Instruments, Inc.	35,390	3,293,040
Monolithic Power Systems, Inc.	18,585	2,518,082
Silicon Laboratories, Inc.*	47,720	3,858,639

		26,740,916

Software — 11.3%
2U, Inc.*(a)	38,281	2,712,209
8x8, Inc.*	121,613	2,456,583
Alteryx, Inc. (Class A Stock)*(a)	16,177	1,356,765
Blackbaud, Inc.	46,591	3,714,700
Cloudera, Inc.*	173,522	1,898,331
Cornerstone OnDemand, Inc.*	115,670	6,336,403
Coupa Software, Inc.*	66,850	6,082,013
Envestnet, Inc.*	55,780	3,647,454
Everbridge, Inc.*	71,461	5,360,290
Fair Isaac Corp.*	9,632	2,616,340
Five9, Inc.*	79,676	4,209,283
ForeScout Technologies, Inc.*	98,618	4,133,080
HubSpot, Inc.*(a)	25,983	4,318,634
Instructure, Inc.*	38,808	1,828,633
New Relic, Inc.*(a)	38,256	3,775,867
Paylocity Holding Corp.*	44,593	3,977,250
Pegasystems, Inc.	63,477	4,126,005
Pivotal Software, Inc. (Class A Stock)*(a)	118,629	2,473,415
Q2 Holdings, Inc.*	78,319	5,424,374
Rapid7, Inc.*	70,311	3,558,440
RingCentral, Inc. (Class A Stock)*	85,286	9,193,831
SailPoint Technologies Holding, Inc.*	72,907	2,093,889
SVMK, Inc.*	87,422	1,591,955
Trade Desk, Inc. (The) (Class A Stock)*(a)	15,439	3,056,150

		89,941,894

Specialty Retail — 2.4%
At Home Group, Inc.*(a)	68,410	1,221,803
Caleres, Inc.	126,098	3,113,360
Five Below, Inc.*	32,478	4,035,392
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	61,569	2,537,874
Monro, Inc.(a)	55,040	4,762,061
National Vision Holdings, Inc.*	94,130	2,958,506

		18,628,996

A1174

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc. (Class A Stock)*	138,540	$3,018,787

Textiles, Apparel & Luxury Goods — 3.2%
Carter’s, Inc.	45,304	4,566,190
G-III Apparel Group Ltd.*	66,290	2,648,948
Oxford Industries, Inc.	51,628	3,885,523
Steven Madden Ltd.	258,044	8,732,209
Wolverine World Wide, Inc.	159,699	5,706,045

		25,538,915

Thrifts & Mortgage Finance — 1.1%
LendingTree, Inc.*(a)	13,660	4,802,310
MGIC Investment Corp.*	307,969	4,062,111

		8,864,421

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	51,679	3,073,350
SiteOne Landscape Supply, Inc.*(a)	54,670	3,124,391

		6,197,741

TOTAL COMMON STOCKS (cost $669,339,392)		767,322,618

UNAFFILIATED EXCHANGE TRADED FUND — 2.2%
iShares Russell 2000 Growth ETF(a) (cost $15,738,035)	90,392	17,776,491

TOTAL LONG-TERM INVESTMENTS
(cost $685,077,427)		785,099,109

SHORT-TERM INVESTMENTS — 21.5%

AFFILIATED MUTUAL FUNDS — 21.0%
PGIM Core Ultra Short Bond Fund(w)	4,785,985	4,785,985
PGIM Institutional Money Market Fund (cost $162,180,418; includes $161,791,665 of cash collateral for securities on loan)(b)(w)	162,155,735	162,188,166

TOTAL AFFILIATED MUTUAL FUNDS (cost $166,966,403)		166,974,151

	Shares	Value

UNAFFILIATED FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,527,239)	3,527,239	$3,527,239

TOTAL SHORT-TERM INVESTMENTS (cost $170,493,642)		170,501,390

TOTAL INVESTMENTS — 120.4% (cost $855,571,069)		955,600,499
Liabilities in excess of other assets — (20.4)%		(161,828,146)

NET ASSETS — 100.0%		$793,772,353

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,033,510; cash collateral of $161,791,665 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1175

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%

COMMON STOCKS — 95.5%
Aerospace & Defense — 1.6%
BWX Technologies, Inc.(a)	66,110	$3,277,734
Hexcel Corp.	54,467	3,766,938
Moog, Inc. (Class A Stock)	30,350	2,638,933
Vectrus, Inc.*	89,000	2,366,510

		12,050,115

Airlines — 1.0%
SkyWest, Inc.	56,400	3,061,956
Spirit Airlines, Inc.*	84,700	4,477,242

		7,539,198

Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	76,400	1,093,284
Dana, Inc.	149,400	2,650,356
Modine Manufacturing Co.*	13,400	185,858
Tenneco, Inc. (Class A Stock)	64,300	1,424,888
Tower International, Inc.	16,000	336,480

		5,690,866

Banks — 15.2%
1st Source Corp.	3,950	177,395
Allegiance Bancshares, Inc.*	11,100	374,292
Banc of California, Inc.	120,944	1,673,865
Bancorp, Inc. (The)*	209,200	1,690,336
Bank of Commerce Holdings	8,300	87,565
Bank of Marin Bancorp	3,000	122,070
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	125,034	4,486,220
BankUnited, Inc.	139,688	4,665,579
Banner Corp.	13,600	736,712
Boston Private Financial Holdings, Inc.	166,400	1,823,744
Cathay General Bancorp	18,500	627,335
CenterState Bank Corp.	19,937	474,700
Central Valley Community Bancorp	8,700	170,085
Chemical Financial Corp.	47,952	1,973,704
Chemung Financial Corp.	2,100	98,553
Community Trust Bancorp, Inc.	14,146	580,835
ConnectOne Bancorp, Inc.	77,900	1,534,630
Customers Bancorp, Inc.*	173,340	3,173,855
Eagle Bancorp, Inc.*	55,550	2,788,610
East West Bancorp, Inc.	11,983	574,825
Farmers National Banc Corp.	30,900	426,111
Fidelity Southern Corp.	84,875	2,324,726
Fifth Third Bancorp	7,888	198,943
Financial Institutions, Inc.	48,500	1,318,230
First Bancorp	13,200	458,832
First BanCorp. (Puerto Rico)	525,100	6,017,646
First Business Financial Services, Inc.	18,900	378,378
First Citizens BancShares, Inc. (Class A Stock)	2,100	855,120
First Commonwealth Financial Corp.	33,400	420,840
First Financial Bancorp	22,800	548,568
First Financial Corp.	27,000	1,134,000
First Hawaiian, Inc.	17,200	448,060
First Horizon National Corp.	241,093	3,370,480
First Midwest Bancorp, Inc.	30,700	628,122
Flushing Financial Corp.	14,300	313,599

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
FNB Corp.(a)	434,763	$4,608,488
Franklin Financial Network, Inc.	5,100	147,951
Fulton Financial Corp.	60,000	928,800
Great Southern Bancorp, Inc.	20,200	1,048,380
Hancock Whitney Corp.	126,900	5,126,760
Hanmi Financial Corp.	144,975	3,083,618
Heartland Financial USA, Inc.	28,300	1,206,995
Heritage Commerce Corp.	18,700	226,270
Hilltop Holdings, Inc.	137,700	2,513,025
HomeTrust Bancshares, Inc.	10,600	267,120
IBERIABANK Corp.	150,860	10,818,171
Independent Bank Corp.	47,700	1,025,550
Investors Bancorp, Inc.	478,300	5,667,855
Midland States Bancorp, Inc.	10,200	245,412
Northrim BanCorp, Inc.	8,500	292,570
OFG Bancorp (Puerto Rico)	80,000	1,583,200
Old Second Bancorp, Inc.	34,500	434,355
Pacific Mercantile Bancorp*	32,600	248,412
Pacific Premier Bancorp, Inc.	64,700	1,716,491
PacWest Bancorp	16,269	611,877
Peoples Bancorp, Inc.	27,000	836,190
Premier Financial Bancorp, Inc.	6,312	99,162
Republic Bancorp, Inc. (Class A Stock)	7,346	328,513
Shore Bancshares, Inc.	8,100	120,771
Sierra Bancorp	11,700	284,310
Simmons First National Corp. (Class A Stock)	12,400	303,552
South State Corp.	3,611	246,776
Sterling Bancorp	322,320	6,004,822
Towne Bank	6,896	170,676
TriCo Bancshares	74,500	2,927,105
TriState Capital Holdings, Inc.*	8,300	169,569
Trustmark Corp.	10,900	366,567
Umpqua Holdings Corp.	106,800	1,762,200
United Community Banks, Inc.	154,500	3,851,685
Univest Financial Corp.	140,038	3,425,329
Veritex Holdings, Inc.	63,001	1,525,884
West Bancorporation, Inc.	8,900	184,052
Wintrust Financial Corp.	54,900	3,696,417

		114,781,445

Biotechnology — 1.0%
Acceleron Pharma, Inc.*(a)	20,200	940,714
Acorda Therapeutics, Inc.*	15,300	203,337
AMAG Pharmaceuticals, Inc.*(a)	19,800	255,024
Arbutus Biopharma Corp. (Canada)*	278,000	995,240
BioCryst Pharmaceuticals, Inc.*	122,200	994,708
Corvus Pharmaceuticals, Inc.*	46,200	185,724
Karyopharm Therapeutics, Inc.*(a)	86,200	503,408
Minerva Neurosciences, Inc.*	136,000	1,068,960
Scholar Rock Holding Corp.*(a)	67,700	1,272,083
Spero Therapeutics, Inc.*	65,100	833,931

		7,253,129

Building Products — 0.2%
Masonite International Corp.*	32,598	1,626,314
Universal Forest Products, Inc.	2,100	62,769

		1,689,083

A1176

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Capital Markets — 1.2%
BGC Partners, Inc. (Class A Stock)	84,100	$446,571
BrightSphere Investment Group PLC	10,500	142,379
Federated Investors, Inc. (Class B Stock)(a)	39,971	1,171,550
GAIN Capital Holdings, Inc.(a)	130,800	821,424
Hercules Capital, Inc.(a)	366,448	4,639,232
Houlihan Lokey, Inc.	10,900	499,765
Oppenheimer Holdings, Inc. (Class A Stock)	25,500	663,510
Piper Jaffray Cos	3,400	247,622
Stifel Financial Corp.	5,500	290,180

		8,922,233

Chemicals — 4.0%
AdvanSix, Inc.*	16,200	462,834
Cabot Corp.	22,324	929,348
FutureFuel Corp.	36,200	485,080
HB Fuller Co.	57,497	2,796,654
Ingevity Corp.*	17,746	1,874,155
Livent Corp.*	243,823	2,994,146
Olin Corp.	143,231	3,314,365
Sensient Technologies Corp.	69,399	4,704,558
Stepan Co.	6,400	560,128
Trinseo SA	70,700	3,202,710
Valhi, Inc.	77,500	179,025
Valvoline, Inc.(a)	223,759	4,152,967
WR Grace & Co.	54,857	4,281,040

		29,937,010

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	84,024	3,054,272
ACCO Brands Corp.	425,900	3,645,704
Clean Harbors, Inc.*	53,813	3,849,244
Kimball International, Inc. (Class B Stock)	19,400	274,316
LSC Communications, Inc.	205,479	1,341,778
Matthews International Corp. (Class A Stock)	55,460	2,049,247
RR Donnelley & Sons Co.	34,900	164,728
Team, Inc.*(a)	247,839	4,337,183
UniFirst Corp.	7,200	1,105,200
VSE Corp.	16,400	517,912

		20,339,584

Communications Equipment — 1.9%
ADTRAN, Inc.	93,700	1,283,690
Ciena Corp.*	121,100	4,521,874
InterDigital, Inc.	15,500	1,022,690
Lumentum Holdings, Inc.*	43,400	2,453,836
NETGEAR, Inc.*	14,900	493,488
Ribbon Communications, Inc.*	30,055	154,783
Viavi Solutions, Inc.*	363,368	4,498,496

		14,428,857

Construction & Engineering — 1.5%
EMCOR Group, Inc.	73,650	5,382,342
Great Lakes Dredge & Dock Corp.*	83,300	742,203
HC2 Holdings, Inc.*(a)	95,900	234,955
KBR, Inc.	205,600	3,924,904
Sterling Construction Co., Inc.*	64,700	810,044

		11,094,448

	Shares	Value

COMMON STOCKS (Continued)
Consumer Finance — 0.0%
Green Dot Corp. (Class A Stock)*	6,400	$388,160

Containers & Packaging — 1.0%
Owens-Illinois, Inc.	172,394	3,272,038
Silgan Holdings, Inc.	81,306	2,409,097
Sonoco Products Co.	24,701	1,519,853

		7,200,988

Distributors — 0.5%
Core-Mark Holding Co., Inc.	102,400	3,802,112

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	29,200	879,504
K12, Inc.*	60,700	2,071,691

		2,951,195

Diversified Financial Services — 0.2%
Cannae Holdings, Inc.*	47,900	1,162,054
Marlin Business Services Corp.	14,000	301,000

		1,463,054

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	44,737	2,426,982

Electric Utilities — 3.0%
El Paso Electric Co.	22,700	1,335,214
Hawaiian Electric Industries, Inc.	63,825	2,602,145
IDACORP, Inc.	64,960	6,466,118
MGE Energy, Inc.	11,000	747,670
PNM Resources, Inc.	27,900	1,320,786
Portland General Electric Co.	183,088	9,491,282
Spark Energy, Inc. (Class A Stock)(a)	74,500	663,795

		22,627,010

Electrical Equipment — 1.0%
Encore Wire Corp.	8,800	503,536
Generac Holdings, Inc.*	65,907	3,376,416
Regal Beloit Corp.	44,083	3,609,075

		7,489,027

Electronic Equipment, Instruments & Components — 3.3%
Anixter International, Inc.*	9,400	527,434
Belden, Inc.(a)	38,820	2,084,633
Benchmark Electronics, Inc.	34,400	903,000
Fabrinet (Thailand)*	94,700	4,958,492
Insight Enterprises, Inc.*	33,800	1,861,028
KEMET Corp.	74,100	1,257,477
Kimball Electronics, Inc.*	53,975	836,073
Methode Electronics, Inc.	26,000	748,280
Sanmina Corp.*	157,068	4,531,412
Tech Data Corp.*	60,294	6,174,709
Vishay Intertechnology, Inc.(a)	28,900	533,783
Vishay Precision Group, Inc.*	6,600	225,786

		24,642,107

Energy Equipment & Services — 1.1%
Exterran Corp.*	51,100	861,035
FTS International, Inc.*	164,700	1,647,000
Matrix Service Co.*	94,300	1,846,394
McDermott International, Inc.*(a)	105,699	786,401
Nine Energy Service, Inc.*	69,450	1,573,043

A1177

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Select Energy Services, Inc. (Class A Stock)*	125,361	$1,506,839

		8,220,712

Equity Real Estate Investment Trusts (REITs) — 8.4%
American Assets Trust, Inc.	6,457	296,118
Americold Realty Trust(a)	99,543	3,037,057
Armada Hoffler Properties, Inc.	149,400	2,329,146
Ashford Hospitality Trust, Inc.	304,800	1,447,800
Braemar Hotels & Resorts, Inc.	111,700	1,363,857
Cedar Realty Trust, Inc.	37,900	128,860
City Office REIT, Inc.	12,100	136,851
Columbia Property Trust, Inc.	169,624	3,818,236
CoreCivic, Inc.	243,100	4,728,295
CorePoint Lodging, Inc.	160,900	1,797,253
CoreSite Realty Corp.	9,800	1,048,796
Corporate Office Properties Trust(a)	126,421	3,451,293
Cousins Properties, Inc.	562,508	5,433,827
DiamondRock Hospitality Co.	281,000	3,043,230
First Industrial Realty Trust, Inc.	78,800	2,786,368
GEO Group, Inc. (The)	148,350	2,848,320
Getty Realty Corp.	49,400	1,582,282
Global Medical REIT, Inc.	43,000	422,260
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,900	817,916
Highwoods Properties, Inc.	23,800	1,113,364
Hudson Pacific Properties, Inc.	16,000	550,720
InfraREIT, Inc.	39,400	826,218
Jernigan Capital, Inc.	28,300	595,432
Kite Realty Group Trust	52,500	839,475
Lexington Realty Trust	210,774	1,909,612
New Senior Investment Group, Inc.	277,300	1,511,285
Preferred Apartment Communities, Inc. (Class A Stock)	84,700	1,255,254
Rexford Industrial Realty, Inc.	23,200	830,792
RLJ Lodging Trust	103,022	1,810,097
Sun Communities, Inc.	10,900	1,291,868
Sunstone Hotel Investors, Inc.	153,802	2,214,749
Tier REIT, Inc.	24,500	702,170
Urban Edge Properties	104,434	1,984,246
Urstadt Biddle Properties, Inc. (Class A Stock)	14,000	288,960
Washington Real Estate Investment Trust	12,800	363,264
Xenia Hotels & Resorts, Inc.	232,100	5,085,311

		63,690,582

Food & Staples Retailing — 0.8%
Performance Food Group Co.*	100,434	3,981,204
Rite Aid Corp.*(a)	258,800	164,338
SpartanNash Co.	112,400	1,783,788

		5,929,330

Food Products — 2.9%
Darling Ingredients, Inc.*	254,191	5,503,235
Fresh Del Monte Produce, Inc.	28,700	775,761
Hain Celestial Group, Inc. (The)*(a)	139,626	3,228,153
Hostess Brands, Inc.*(a)	290,986	3,637,325
Sanderson Farms, Inc.(a)	23,933	3,155,327

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	86,428	$5,578,927

		21,878,728

Gas Utilities — 1.3%
New Jersey Resources Corp.(a)	67,700	3,370,783
ONE Gas, Inc.	18,100	1,611,443
Southwest Gas Holdings, Inc.	41,500	3,413,790
Spire, Inc.	17,700	1,456,533

		9,852,549

Health Care Equipment & Supplies — 0.3%
CONMED Corp.	7,000	582,260
Lantheus Holdings, Inc.*	42,500	1,040,400
SI-BONE, Inc.*(a)	48,200	908,088

		2,530,748

Health Care Providers & Services — 1.6%
American Renal Associates Holdings, Inc.*	35,800	219,812
Cross Country Healthcare, Inc.*	118,600	833,758
Magellan Health, Inc.*	11,500	758,080
Molina Healthcare, Inc.*	7,200	1,022,112
Owens & Minor, Inc.(a)	143,500	588,350
Patterson Cos., Inc.(a)	243,078	5,311,254
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	105,700	2,412,074
WellCare Health Plans, Inc.*	3,400	917,150

		12,062,590

Health Care Technology — 0.0%
Computer Programs & Systems, Inc.	11,283	334,992

Healthcare Equipment & Supplies — 0.0%
FONAR Corp.*	10,200	208,794

Hotels, Restaurants & Leisure — 0.1%
Del Frisco’s Restaurant Group, Inc.*(a)	175,203	1,123,051

Household Durables — 1.2%
Bassett Furniture Industries, Inc.	19,600	321,636
Hamilton Beach Brands Holding Co. (Class A Stock)	8,300	178,118
Helen of Troy Ltd.*	39,000	4,522,440
Hooker Furniture Corp.	23,400	674,622
KB Home	135,400	3,272,618
Lifetime Brands, Inc.	42,800	404,460

		9,373,894

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	132,800	3,087,600
Spectrum Brands Holdings, Inc.(a)	40,642	2,226,369

		5,313,969

Independent Power & Renewable Electricity Producers — 1.0%
Atlantic Power Corp.*	114,100	287,532
Clearway Energy, Inc. (Class A Stock)	95,500	1,388,570
Clearway Energy, Inc. (Class C Stock)	114,300	1,727,073
Vistra Energy Corp.	146,408	3,811,000

		7,214,175

Insurance — 1.8%
American Equity Investment Life Holding Co.	152,600	4,123,252
CNO Financial Group, Inc.	81,446	1,317,796

A1178

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
FedNat Holding Co.	33,600	$538,944
First American Financial Corp.	38,500	1,982,750
Hanover Insurance Group, Inc. (The)	14,023	1,601,006
Heritage Insurance Holdings, Inc.	17,500	255,500
National General Holdings Corp.	9,800	232,554
Safety Insurance Group, Inc.	8,400	731,976
Stewart Information Services Corp.	40,700	1,737,483
Third Point Reinsurance Ltd. (Bermuda)*	117,700	1,221,726

		13,742,987

Internet & Direct Marketing Retail — 0.6%
Liberty Expedia Holdings, Inc. (Class A Stock)*	108,650	4,650,220

IT Services — 3.0%
CACI International, Inc. (Class A Stock)*	30,936	5,630,971
Conduent, Inc.*	172,055	2,379,521
EVERTEC, Inc. (Puerto Rico)	11,500	319,815
ExlService Holdings, Inc.*	49,504	2,971,230
Limelight Networks, Inc.*	397,800	1,284,894
ManTech International Corp. (Class A Stock).	69,235	3,740,075
Perspecta, Inc.	155,600	3,146,232
Travelport Worldwide Ltd.	62,400	981,552
Unisys Corp.*(a)	86,000	1,003,620
Virtusa Corp.*	20,200	1,079,690

		22,537,600

Leisure Products — 0.2%
Vista Outdoor, Inc.*(a)	143,045	1,145,790

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	24,052	3,493,553

Machinery — 4.8%
Actuant Corp. (Class A Stock)	91,059	2,219,108
Altra Industrial Motion Corp.	83,878	2,604,412
CIRCOR International, Inc.*	40,879	1,332,655
EnPro Industries, Inc.	49,425	3,185,441
Global Brass & Copper Holdings, Inc.	134,300	4,625,292
Graham Corp.	10,400	204,152
Hurco Cos., Inc.	19,200	774,336
Hyster-Yale Materials Handling, Inc.	11,300	704,668
ITT, Inc.	76,946	4,462,868
LB Foster Co. (Class A Stock)*	8,900	167,498
Meritor, Inc.*	178,200	3,626,370
Milacron Holdings Corp.*	249,472	2,824,023
SPX FLOW, Inc.*	35,063	1,118,510
Standex International Corp.	46,080	3,382,272
TriMas Corp.*	127,939	3,867,596
Wabash National Corp.	113,400	1,536,570

		36,635,771

Media — 2.7%
Beasley Broadcast Group, Inc. (Class A Stock)	13,600	54,128
Entravision Communications Corp. (Class A Stock)	260,000	842,400
EW Scripps Co. (The) (Class A Stock)	5,800	121,800
Fluent, Inc.*	32,200	180,964
Gannett Co., Inc.(a)	115,323	1,215,504
Gray Television, Inc.*	40,000	854,400

	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Latin America Ltd. (Chile) (Class A Stock)*	125,400	$2,425,236
Meredith Corp.(a)	15,800	873,108
National CineMedia, Inc.	35,800	252,390
Nexstar Media Group, Inc. (Class A Stock)(a)	61,834	6,700,950
Sinclair Broadcast Group, Inc. (Class A Stock)	70,616	2,717,304
TEGNA, Inc.	54,100	762,810
Tribune Media Co. (Class A Stock)	74,154	3,421,466

		20,422,460

Metals & Mining — 0.8%
Allegheny Technologies, Inc.*(a)	139,937	3,578,189
Cleveland-Cliffs, Inc.(a)	20,700	206,793
Commercial Metals Co.	88,500	1,511,580
Ramaco Resources, Inc.*	54,300	314,940
Warrior Met Coal, Inc.	11,100	337,440

		5,948,942

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AG Mortgage Investment Trust, Inc.	188,600	3,176,024
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	170,594	5,895,729
Dynex Capital, Inc.	60,700	369,663
Invesco Mortgage Capital, Inc.	101,500	1,603,700
KKR Real Estate Finance Trust, Inc.(a)	83,900	1,679,678
Redwood Trust, Inc.	139,600	2,254,540

		14,979,334

Multi-Utilities — 0.7%
Black Hills Corp.	49,452	3,662,910
NorthWestern Corp.	13,800	971,658
Unitil Corp.	8,900	482,113

		5,116,681

Oil, Gas & Consumable Fuels — 3.2%
Abraxas Petroleum Corp.*	411,600	514,500
Arch Coal, Inc. (Class A Stock)(a)	34,500	3,148,815
Callon Petroleum Co.*(a)	374,492	2,827,415
Carrizo Oil & Gas, Inc.*(a)	166,211	2,072,651
CONSOL Energy, Inc.*	13,400	458,548
CVR Energy, Inc.	44,500	1,833,400
Delek US Holdings, Inc.	102,600	3,736,692
Denbury Resources, Inc.*(a)	232,900	477,445
Gulfport Energy Corp.*	26,000	208,520
Midstates Petroleum Co., Inc.*	82,400	805,048
NACCO Industries, Inc. (Class A Stock)	3,800	145,236
Par Pacific Holdings, Inc.*	29,200	520,052
Peabody Energy Corp.	48,500	1,374,005
Renewable Energy Group, Inc.*(a)	70,400	1,545,984
REX American Resources Corp.*(a)	2,600	209,586
Southwestern Energy Co.*	183,300	859,677
SRC Energy, Inc.*	191,832	982,180
W&T Offshore, Inc.*(a)	378,200	2,609,580

		24,329,334

Paper & Forest Products — 1.0%
Boise Cascade Co.	53,000	1,418,280
Louisiana-Pacific Corp.(a)	71,500	1,743,170

A1179

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Schweitzer-Mauduit International, Inc.	91,747	$3,552,444
Verso Corp. (Class A Stock)*	31,900	683,298

		7,397,192

Pharmaceuticals — 1.0%
Endo International PLC*	165,800	1,331,374
Kala Pharmaceuticals, Inc.*(a)	114,100	943,607
Lannett Co., Inc.*(a)	143,700	1,130,919
Prestige Consumer Healthcare, Inc.*(a)	127,595	3,816,366
Zogenix, Inc.*(a)	10,600	583,106

		7,805,372

Professional Services — 2.1%
Acacia Research Corp.*	135,200	440,752
CBIZ, Inc.*	63,000	1,275,120
CRA International, Inc.	11,700	591,318
Heidrick & Struggles International, Inc.	18,300	701,439
Huron Consulting Group, Inc.*	74,667	3,525,776
Kelly Services, Inc. (Class A Stock)	155,500	3,430,330
Korn Ferry	93,243	4,175,422
TrueBlue, Inc.*	89,400	2,113,416

		16,253,573

Real Estate Management & Development — 0.0%
Newmark Group, Inc. (Class A Stock)	39,753	331,540

Road & Rail — 0.5%
ArcBest Corp.(a)	76,900	2,367,751
Covenant Transportation Group, Inc. (Class A Stock)*	10,600	201,188
YRC Worldwide, Inc.*	203,758	1,363,141

		3,932,080

Semiconductors & Semiconductor Equipment — 2.4%
Alpha & Omega Semiconductor Ltd.*	133,119	1,532,200
Amkor Technology, Inc.*	177,700	1,517,558
Cohu, Inc.	51,300	756,675
MACOM Technology Solutions Holdings, Inc.*(a)	427,086	7,136,607
Photronics, Inc.*	100,500	949,725
Rambus, Inc.*	323,500	3,380,575
Semtech Corp.*	33,106	1,685,426
Ultra Clean Holdings, Inc.*(a)	116,600	1,206,810

		18,165,576

Software — 0.4%
Avaya Holdings Corp.*	130,800	2,201,364
Verint Systems, Inc.*	18,500	1,107,410

		3,308,774

Specialty Retail — 3.1%
Abercrombie & Fitch Co. (Class A Stock)	26,000	712,660
Barnes & Noble Education, Inc.*	282,000	1,184,400
Caleres, Inc.	38,500	950,565
Cato Corp. (The) (Class A Stock)(a)	52,600	787,948
Citi Trends, Inc.	29,200	563,852
DSW, Inc. (Class A Stock)	7,500	166,650
GameStop Corp. (Class A Stock)(a)	148,800	1,511,808
Hibbett Sports, Inc.*(a)	63,400	1,446,154
Michaels Cos., Inc. (The)*(a)	126,980	1,450,112
Murphy USA, Inc.*(a)	67,876	5,811,543

	Shares	Value

COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Office Depot, Inc.	1,346,000	$4,885,980
Rent-A-Center, Inc.*	153,200	3,197,284
Zumiez, Inc.*	32,600	811,414

		23,480,370

Textiles, Apparel & Luxury Goods — 1.2%
Carter’s, Inc.	33,377	3,364,068
Culp, Inc.	12,100	232,683
Deckers Outdoor Corp.*	13,000	1,910,870
Oxford Industries, Inc.(a)	27,679	2,083,122
Steven Madden Ltd.	53,063	1,795,652

		9,386,395

Thrifts & Mortgage Finance — 2.4%
BSB Bancorp, Inc.*	13,800	453,192
Dime Community Bancshares, Inc.	50,200	940,246
Essent Group Ltd.*	43,400	1,885,730
First Defiance Financial Corp.	20,600	592,044
HomeStreet, Inc.*	22,100	582,335
MGIC Investment Corp.*	263,500	3,475,565
PennyMac Financial Services, Inc.	116,600	2,593,184
Radian Group, Inc.	160,300	3,324,622
Riverview Bancorp, Inc.	28,100	205,411
Territorial Bancorp, Inc.	3,400	91,494
TrustCo Bank Corp. NY	80,700	626,232
United Community Financial Corp.	26,800	250,580
Walker & Dunlop, Inc.	53,000	2,698,230
WSFS Financial Corp.	3,200	123,520

		17,842,385

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	2,800	166,516
DXP Enterprises, Inc.*	9,200	358,064
MRC Global, Inc.*	124,100	2,169,268
NOW, Inc.*(a)	48,500	677,060
Rush Enterprises, Inc. (Class A Stock)	53,400	2,232,654
Veritiv Corp.*	22,600	594,832

		6,198,394

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	4,000	149,080
Consolidated Water Co., Ltd. (Cayman Islands)	36,600	471,041

		620,121

Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	7,500	102,150

TOTAL COMMON STOCKS (cost $711,910,034)		722,277,311

UNAFFILIATED EXCHANGE TRADED FUND — 0.9%
iShares Russell 2000 Value ETF(a) (cost $6,228,369)	54,598	6,546,300

TOTAL LONG-TERM INVESTMENTS (cost $718,138,403)		728,823,611

A1180

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 16.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,525,879	$24,525,879
PGIM Institutional Money Market Fund (cost $96,026,356; includes $95,792,348 of cash collateral for securities on loan)(b)(w)	96,014,397	96,033,600

TOTAL SHORT-TERM INVESTMENTS (cost $120,552,235)		120,559,479

TOTAL INVESTMENTS — 112.4% (cost $838,690,638)		849,383,090
Liabilities in excess of other assets(z) — (12.4)%		(93,568,685)

NET ASSETS — 100.0%		$755,814,405

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,215,264; cash collateral of $95,792,348 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
178	Russell 2000 E-Mini Index	Jun. 2019	$13,739,820	$(92,380)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$581,000	$—

A1181

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.4%
COMMON STOCKS — 54.0%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*(a)	55,800	$1,982,574
Axon Enterprise, Inc.*(a)	87,100	4,739,111
Boeing Co. (The)	175,960	67,114,663
BWX Technologies, Inc.	64,200	3,183,036
Cubic Corp.	26,100	1,467,864
Harris Corp.(a)	120,293	19,211,995
HEICO Corp. (Class A Stock)	32,025	2,692,022
L3 Technologies, Inc.	33,482	6,909,680
Meggitt PLC (United Kingdom)	2,215,768	14,541,072
Northrop Grumman Corp.	92,567	24,956,063
Teledyne Technologies, Inc.*	5,600	1,327,256
Textron, Inc.	194,568	9,856,815
Triumph Group, Inc.(a)	105,300	2,007,018

		159,989,169

Air Freight & Logistics — 0.2%
FedEx Corp.	77,036	13,975,101
United Parcel Service, Inc. (Class B Stock)	133,186	14,882,204

		28,857,305

Airlines — 0.3%
Alaska Air Group, Inc.(a)	296,858	16,659,671
Allegiant Travel Co.	12,200	1,579,534
Delta Air Lines, Inc.	293,917	15,180,813
Hawaiian Holdings, Inc.	66,400	1,743,000
United Continental Holdings, Inc.*	185,352	14,787,383

		49,950,401

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	144,900	5,173,940
Aptiv PLC	157,736	12,538,435
Autoliv, Inc. (Sweden)(a)	6,500	477,945
Autoliv, Inc. (Sweden), SDR	105,776	7,748,584
Garrett Motion, Inc. (Switzerland)*(a)	21,792	320,996
Gentherm, Inc.*	80,700	2,974,602
Magna International, Inc. (Canada)	364,048	17,725,497
Stanley Electric Co. Ltd. (Japan)	263,700	7,094,585
Sumitomo Rubber Industries Ltd. (Japan)	317,500	3,803,241
Veoneer, Inc. (Sweden)*(a)	80,500	1,841,035
Veoneer, Inc. (Sweden), SDR*(a)	130,550	3,038,500

		62,737,360

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	109,720	8,472,905
Ferrari NV (Italy)(a)	37,100	4,963,979
Honda Motor Co. Ltd. (Japan)	225,800	6,109,313
Suzuki Motor Corp. (Japan)	229,600	10,148,169
Tesla, Inc.*(a)	50,171	14,040,856
Toyota Motor Corp. (Japan)	415,000	24,328,746

		68,063,968

Banks — 3.8%
ABN AMRO Group NV (Netherlands), CVA, 144A	639,230	14,430,985
Ameris BanCorp	63,800	2,191,530
Australia & New Zealand Banking Group Ltd. (Australia)	834,976	15,437,298
Bank of America Corp.	825,357	22,771,600
BankUnited, Inc.	107,300	3,583,820

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), ADR(a)	294,306	$2,354,448
BNP Paribas SA (France)	397,266	19,035,615
BOK Financial Corp.	16,403	1,337,665
Bridge Bancorp, Inc.	58,300	1,708,190
Citigroup, Inc.	783,837	48,770,338
Commerzbank AG (Germany)*	410,258	3,186,964
Danske Bank A/S (Denmark)	460,352	8,092,893
DBS Group Holdings Ltd. (Singapore)	894,562	16,700,796
DNB ASA (Norway)	1,127,343	20,794,542
East West Bancorp, Inc.	65,200	3,127,644
Erste Group Bank AG (Austria)*	124,914	4,598,123
Fifth Third BanCorp	919,230	23,182,981
First Republic Bank	214,456	21,544,250
Hilltop Holdings, Inc.	108,100	1,972,825
Home BancShares, Inc.	153,536	2,697,628
ING Groep NV (Netherlands)	1,567,291	18,998,900
Intesa Sanpaolo SpA (Italy)	3,838,487	9,361,605
JPMorgan Chase & Co.	736,817	74,587,985
KeyCorp	207,768	3,272,346
Lloyds Banking Group PLC (United Kingdom)	19,765,383	16,029,428
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,245,000	16,074,571
National Bank Holdings Corp. (Class A Stock)	61,000	2,028,860
National Bank of Canada (Canada)(a)	312,300	14,094,222
National Commerce Corp.*	35,400	1,388,034
Nordea Bank Abp (Finland)(a)	1,053,244	8,028,982
Pacific Premier Bancorp, Inc.	81,800	2,170,154
Pinnacle Financial Partners, Inc.(a)	63,168	3,455,290
PNC Financial Services Group, Inc. (The)	83,312	10,219,050
Popular, Inc. (Puerto Rico)(a)	80,700	4,206,891
Prosperity Bancshares, Inc.(a)	43,110	2,977,177
Seacoast Banking Corp. of Florida*	82,000	2,160,700
Signature Bank	34,000	4,354,380
South State Corp.	5,700	389,538
Standard Chartered PLC (United Kingdom)	1,206,872	9,298,414
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	277,981	9,988,021
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	1,427,769	15,071,945
Texas Capital Bancshares, Inc.*	35,660	1,946,679
Towne Bank	112,200	2,776,950
U.S. BanCorp	66,922	3,224,971
United Overseas Bank Ltd. (Singapore)	480,800	8,933,891
Webster Financial Corp.	58,100	2,943,927
Wells Fargo & Co.	1,195,458	57,764,531
Westamerica Bancorporation(a)	17,900	1,106,220
Western Alliance Bancorp*	90,200	3,701,808

		548,075,605

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	5,010,410
Coca-Cola Co. (The)	503,261	23,582,810
Constellation Brands, Inc. (Class A Stock)	20,704	3,630,032
Diageo PLC (United Kingdom)	463,587	18,957,603
Keurig Dr. Pepper, Inc.(a)	265,004	7,412,162
Kirin Holdings Co. Ltd. (Japan)	327,300	7,804,340

A1182

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	366,473	$44,911,266

		111,308,623

Biotechnology — 1.0%
Acceleron Pharma, Inc.*(a)	100,900	4,698,913
Agios Pharmaceuticals, Inc.*(a)	32,700	2,205,288
Aimmune Therapeutics, Inc.*(a)	137,200	3,066,420
Alexion Pharmaceuticals, Inc.*	87,201	11,787,831
Alkermes PLC*	89,500	3,265,855
Amgen, Inc.	86,960	16,520,661
Biogen, Inc.*	36,664	8,666,636
BioMarin Pharmaceutical, Inc.*(a)	108,736	9,659,019
Calyxt, Inc.*(a)	47,950	843,441
Celgene Corp.*	130,257	12,288,445
CSL Ltd. (Australia)	43,913	6,098,413
Exact Sciences Corp.*(a)	45,200	3,915,224
Exelixis, Inc.*	205,400	4,888,520
Gilead Sciences, Inc.	215,904	14,035,919
Immunomedics, Inc.*(a)	104,600	2,009,366
Incyte Corp.*	32,187	2,768,404
Insmed, Inc.*	9,500	276,165
Ironwood Pharmaceuticals, Inc.*	142,000	1,921,260
Neurocrine Biosciences, Inc.*	56,200	4,951,220
Regeneron Pharmaceuticals, Inc.*	6,000	2,463,720
Sage Therapeutics, Inc.*(a)	34,400	5,471,320
Sarepta Therapeutics, Inc.*(a)	7,500	893,925
Seattle Genetics, Inc.*(a)	42,200	3,090,728
Ultragenyx Pharmaceutical, Inc.*(a)	24,500	1,699,320
United Therapeutics Corp.*	13,000	1,525,810
Vertex Pharmaceuticals, Inc.*	106,685	19,624,706
Xencor, Inc.*	6,000	186,360

		148,822,889

Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	2,565,266
Fortune Brands Home & Security, Inc.	154,343	7,348,270
Insteel Industries, Inc.	43,500	910,020
Quanex Building Products Corp.	124,900	1,984,661
Resideo Technologies, Inc.*	35,770	690,003
Simpson Manufacturing Co., Inc.	4,000	237,080

		13,735,300

Capital Markets — 1.2%
Ameriprise Financial, Inc.	61,744	7,909,406
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	51,217	2,389,273
Cboe Global Markets, Inc.	182,497	17,417,514
Charles Schwab Corp. (The)	459,523	19,649,203
Close Brothers Group PLC (United Kingdom)	129,045	2,445,148
CME Group, Inc.	45,709	7,522,787
FactSet Research Systems, Inc.	20,700	5,139,189
Franklin Resources, Inc.(a)	124,645	4,130,735
GAM Holding AG (Switzerland)*	371,327	1,161,451
Intercontinental Exchange, Inc.	232,644	17,713,514
Janus Henderson Group PLC (United Kingdom)(a)	59,277	1,480,739
KKR & Co., Inc. (Class A Stock)	314,819	7,395,098
Macquarie Group Ltd. (Australia)	167,232	15,363,071

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Morgan Stanley	360,018	$15,192,760
Raymond James Financial, Inc.	59,512	4,785,360
S&P Global, Inc.	66,873	14,080,110
State Street Corp.	112,051	7,374,076
TD Ameritrade Holding Corp.	406,306	20,311,237

		171,460,671

Chemicals — 1.4%
AgroFresh Solutions, Inc.*(a)	82,600	275,884
Air Liquide SA (France)	110,012	14,004,342
Air Products & Chemicals, Inc.	135,117	25,801,942
Akzo Nobel NV (Netherlands)	5,233	464,500
Asahi Kasei Corp. (Japan)	1,208,800	12,483,209
Axalta Coating Systems Ltd.*	127,200	3,206,711
BASF SE (Germany)	203,451	14,997,894
Cabot Corp.	30,900	1,286,367
CF Industries Holdings, Inc.	28,024	1,145,621
Covestro AG (Germany), 144A	138,830	7,658,504
Croda International PLC (United Kingdom)	8,813	579,387
DowDuPont, Inc.	652,787	34,800,075
GCP Applied Technologies, Inc.*	100,100	2,962,960
Incitec Pivot Ltd. (Australia)	101,586	224,816
Johnson Matthey PLC (United Kingdom)	313,501	12,843,458
Koninklijke DSM NV (Netherlands)	5,170	564,678
Linde PLC (United Kingdom)	51,396	9,042,098
Minerals Technologies, Inc.	26,100	1,534,419
Orion Engineered Carbons SA (Luxembourg)	5,600	106,343
PPG Industries, Inc.	113,584	12,820,226
Quaker Chemical Corp.	1,575	315,520
RPM International, Inc.	175,270	10,172,671
Sherwin-Williams Co. (The)	26,227	11,296,231
Symrise AG (Germany)	4,378	395,957
Tosoh Corp. (Japan)	143,300	2,226,578
Umicore SA (Belgium)(a)	269,327	11,994,385
Valvoline, Inc.(a)	210,660	3,909,850
Victrex PLC (United Kingdom)	8,880	249,770
Yara International ASA (Norway)	8,538	350,178

		197,714,574

Commercial Services & Supplies — 0.3%
HNI Corp.	46,600	1,691,114
KAR Auction Services, Inc.	22,200	1,139,082
Mobile Mini, Inc.	72,850	2,472,529
Rollins, Inc.(a)	130,800	5,443,896
Stericycle, Inc.*(a)	249,477	13,576,538
Waste Connections, Inc.	186,996	16,565,976

		40,889,135

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,132,804	61,160,088
Juniper Networks, Inc.(a)	171,927	4,550,908
Lumentum Holdings, Inc.*	31,500	1,781,010
Motorola Solutions, Inc.	117,278	16,468,177
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	935,798	8,618,991

		92,579,174

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,064,742

A1183

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Jacobs Engineering Group, Inc.	4,100	$308,279
Valmont Industries, Inc.	20,400	2,654,040

		4,027,061

Consumer Finance — 0.2%
Ally Financial, Inc.	413,036	11,354,360
Capital One Financial Corp.	95,613	7,810,626
SLM Corp.	352,600	3,494,266
Synchrony Financial	283,037	9,028,880

		31,688,132

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	878,055	9,596,880
Avery Dennison Corp.	81,967	9,262,271
Ball Corp.	17,000	983,620
Graphic Packaging Holding Co.	143,400	1,811,142
International Paper Co.(a)	135,874	6,286,890
Myers Industries, Inc.	143,800	2,460,418
Orora Ltd. (Australia)	143,806	305,548
Sealed Air Corp.	163,037	7,509,484
Vidrala SA (Spain)	3,289	287,654

		38,503,907

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	39,142	29,435
Bright Horizons Family Solutions, Inc.*	30,700	3,902,277
frontdoor, Inc.*	44,800	1,542,016
Service Corp. International	115,900	4,653,385
ServiceMaster Global Holdings, Inc.*	69,200	3,231,640

		13,358,753

Diversified Financial Services — 0.7%
AXA Equitable Holdings, Inc.(a)	556,886	11,215,684
Berkshire Hathaway, Inc. (Class B Stock)*	247,084	49,636,705
Challenger Ltd. (Australia)	1,744,571	10,261,882
Element Fleet Management Corp. (Canada)	1,821,290	11,516,370
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,233,400	6,291,275
Voya Financial, Inc.	242,553	12,117,948

		101,039,864

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	992,849	31,135,745
KT Corp. (South Korea)	235,605	5,682,731
Nippon Telegraph & Telephone Corp. (Japan)	813,300	34,542,068
Telecom Italia SpA (Italy)	9,644,818	5,493,898
Telefonica Deutschland Holding AG (Germany)	3,272,153	10,292,200
Telefonica SA (Spain)	1,092,039	9,162,623
Telstra Corp. Ltd. (Australia)	992,111	2,337,715
Verizon Communications, Inc.	561,443	33,198,125
Zayo Group Holdings, Inc.*	74,600	2,120,132

		133,965,237

Electric Utilities — 0.7%
Alliant Energy Corp.	5,500	259,215
American Electric Power Co., Inc.	6,629	555,179
Duke Energy Corp.	99,801	8,982,090
Entergy Corp.	129,046	12,340,669

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Evergy, Inc.	197,047	$11,438,578
Eversource Energy	133,531	9,474,024
NextEra Energy, Inc.	203,664	39,372,324
OGE Energy Corp.	99,900	4,307,688
PNM Resources, Inc.	81,800	3,872,412
Southern Co. (The)	311,485	16,097,545
SSE PLC (United Kingdom)	55,939	865,079
Xcel Energy, Inc.	8,200	460,922

		108,025,725

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	732,707	13,802,135
Hubbell, Inc.	103,328	12,190,637
Legrand SA (France)	124,073	8,317,815
Melrose Industries PLC (United Kingdom)	3,653,192	8,731,723
Mitsubishi Electric Corp. (Japan)	1,665,500	21,407,785
Prysmian SpA (Italy)	401,688	7,610,743
Schneider Electric SE (France)	4,122	323,743
Sensata Technologies Holding PLC*	77,900	3,507,057

		75,891,638

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	191,675	18,101,787
AVX Corp.	122,800	2,129,351
Belden, Inc.(a)	41,550	2,231,235
Coherent, Inc.*	19,200	2,721,024
Control4 Corp.*	88,500	1,498,305
Hamamatsu Photonics KK (Japan)	153,300	5,934,852
Keysight Technologies, Inc.*	98,321	8,573,591
Largan Precision Co. Ltd. (Taiwan)	56,000	8,405,790
Murata Manufacturing Co. Ltd. (Japan)	192,300	9,591,841
Omron Corp. (Japan)(a)	185,100	8,661,685

		67,849,461

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	11,000	304,920
Dril-Quip, Inc.*(a)	43,400	1,989,890
Ensco PLC (Class A Stock)(a)	603,200	2,370,575
Exterran Corp.*	94,450	1,591,483
Halliburton Co.(a)	430,656	12,618,221
Keane Group, Inc.*	271,100	2,952,279
NCS Multistage Holdings, Inc.*(a)	38,600	199,948
Schlumberger Ltd.	223,627	9,743,428
Tenaris SA (Luxembourg)	27,348	385,773
WorleyParsons Ltd. (Australia)	912,345	9,158,866

		41,315,383

Entertainment — 0.7%
Activision Blizzard, Inc.(a)	217,553	9,905,188
Electronic Arts, Inc.*	190,754	19,386,329
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	88,300	3,094,915
Netflix, Inc.*	122,952	43,839,765
Take-Two Interactive Software, Inc.*	18,896	1,783,216
Walt Disney Co. (The)	217,059	24,100,061
Zynga, Inc. (Class A Stock)*	582,300	3,103,659

		105,213,133

Equity Real Estate Investment Trusts (REITs) — 1.6%
Acadia Realty Trust(a)	105,271	2,870,740

A1184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexander & Baldwin, Inc.	140,444	$3,572,895
Alexandria Real Estate Equities, Inc.	10,634	1,515,983
Allied Properties Real Estate Investment Trust (Canada)	11,600	427,942
American Campus Communities, Inc.	30,046	1,429,589
American Tower Corp.	62,452	12,306,791
AvalonBay Communities, Inc.	58,323	11,707,176
Boston Properties, Inc.	9,836	1,316,844
Camden Property Trust	56,198	5,704,097
Canadian Apartment Properties REIT (Canada)	13,154	505,647
CapitaLand Commercial Trust (Singapore)	162,000	232,024
CapitaLand Mall Trust (Singapore)	328,400	576,695
Cedar Realty Trust, Inc.	149,207	507,304
Charter Hall Retail REIT (Australia)	115,194	380,350
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	424,800
Crown Castle International Corp.	27,294	3,493,632
CubeSmart	38,146	1,222,198
Derwent London PLC (United Kingdom)	18,276	767,935
Douglas Emmett, Inc.	60,262	2,435,790
Duke Realty Corp.	7,800	238,524
EastGroup Properties, Inc.(a)	30,300	3,382,692
Equity Commonwealth	134,400	4,393,536
Equity Residential	197,589	14,882,403
Essex Property Trust, Inc.	10,014	2,896,449
Federal Realty Investment Trust	12,095	1,667,296
First Industrial Realty Trust, Inc.	11,169	394,936
Gecina SA (France)	4,383	648,877
Goodman Group (Australia)	64,353	610,053
Great Portland Estates PLC (United Kingdom)	696,145	6,770,536
Healthcare Realty Trust, Inc.	45,765	1,469,514
Highwoods Properties, Inc.	11,500	537,970
Hoshino Resorts REIT, Inc. (Japan)	59	295,425
Host Hotels & Resorts, Inc.	47,881	904,951
Hudson Pacific Properties, Inc.	24,132	830,623
Inmobiliaria Colonial Socimi SA (Spain)	62,132	639,266
JBG SMITH Properties	153,541	6,348,920
Kilroy Realty Corp.(a)	16,361	1,242,782
Kimco Realty Corp.	44,300	819,550
Macerich Co. (The)	41,126	1,782,812
Mitsui Fudosan Logistics Park, Inc. (Japan)	199	635,789
National Storage REIT (Australia)	197,125	246,901
Nippon Accommodations Fund, Inc. (Japan)	159	806,740
Nippon Prologis REIT, Inc. (Japan)	183	389,513
Paramount Group, Inc.	243,200	3,451,008
Pebblebrook Hotel Trust(a)	64,222	1,994,735
Prologis, Inc.	347,223	24,982,695
PS Business Parks, Inc.	3,700	580,271
Public Storage	42,421	9,238,445
Rayonier, Inc.	151,600	4,778,432
Regency Centers Corp.	110,870	7,482,616
Saul Centers, Inc.	22,800	1,171,236
Scentre Group (Australia)	3,460,748	10,094,724
Shaftesbury PLC (United Kingdom)	46,814	536,615
Simon Property Group, Inc.	61,356	11,179,677
SL Green Realty Corp.	103,831	9,336,484
Sunstone Hotel Investors, Inc.	74,477	1,072,469

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Taubman Centers, Inc.	43,200	$2,284,416
Terreno Realty Corp.	86,697	3,644,742
Unibail-Rodamco-Westfield (France)	43,612	7,147,562
UNITE Group PLC (The) (United Kingdom)	37,727	450,887
Urban Edge Properties	67,457	1,281,683
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,513,944
VEREIT, Inc.	453,400	3,794,958
Vornado Realty Trust	125,721	8,478,624
Washington Prime Group, Inc.(a)	241,400	1,363,910
Washington Real Estate Investment Trust(a)	50,600	1,436,028
Weingarten Realty Investors	69,330	2,036,222
Weyerhaeuser Co.	361,828	9,530,550

		233,097,423

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.(a)	35,400	4,558,458
Costco Wholesale Corp.	97,285	23,556,590
Kroger Co. (The)(a)	315,278	7,755,839
Seven & i Holdings Co. Ltd. (Japan)	349,700	13,195,184
Sprouts Farmers Market, Inc.*	108,100	2,328,474
Walmart, Inc.	219,159	21,374,577

		72,769,122

Food Products — 1.1%
Bunge Ltd.	160,077	8,495,286
Cal-Maine Foods, Inc.(a)	6,553	292,460
Conagra Brands, Inc.(a)	907,159	25,164,591
Flowers Foods, Inc.	63,000	1,343,160
Mondelez International, Inc. (Class A Stock)	524,619	26,188,980
Mriya Agro Holding PLC (Ukraine)*^	1,223	16
Mriya Recovery Certificates (Ukraine)^	1,359,527	15,251
Nestle SA (Switzerland)	672,070	64,086,249
Post Holdings, Inc.*	38,500	4,211,900
Sanderson Farms, Inc.(a)	2,400	316,416
TreeHouse Foods, Inc.*	61,100	3,944,005
Tyson Foods, Inc. (Class A Stock)	146,578	10,176,911
Wilmar International Ltd. (Singapore)	3,770,800	9,208,181

		153,443,406

Gas Utilities — 0.2%
Atmos Energy Corp.	91,786	9,447,533
Beijing Enterprises Holdings Ltd. (China)	1,086,000	6,161,189
Chesapeake Utilities Corp.	33,220	3,029,996
ONE Gas, Inc.	45,500	4,050,865
South Jersey Industries, Inc.(a)	81,600	2,616,912

		25,306,495

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	169,269	13,531,364
Align Technology, Inc.*	20,658	5,873,689
Atrion Corp.	3,000	2,636,040
Avanos Medical, Inc.*(a)	62,700	2,676,036
Becton, Dickinson & Co.(a)	150,514	37,587,861
Cooper Cos., Inc. (The)	10,035	2,972,066
DexCom, Inc.*	53,600	6,383,760
Elekta AB (Sweden) (Class B Stock)	780,457	9,730,823
GenMark Diagnostics, Inc.*	217,600	1,542,784
GN Store Nord A/S (Denmark)	177,693	8,263,782
Hologic, Inc.*	173,849	8,414,292

A1185

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	65,283	$37,249,174
Koninklijke Philips NV (Netherlands)	837,263	34,201,836
Medtronic PLC	139,164	12,675,057
Penumbra, Inc.*(a)	16,900	2,484,469
Siemens Healthineers AG (Germany), 144A	192,789	8,049,787
Stryker Corp.	115,853	22,883,285
Teleflex, Inc.	10,300	3,112,248
West Pharmaceutical Services, Inc.	42,100	4,639,420

		224,907,773

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	90,300	2,646,693
Anthem, Inc.	93,068	26,708,655
Centene Corp.*	140,190	7,444,089
Cigna Corp.	183,066	29,440,674
CVS Health Corp.	298,314	16,088,074
Diplomat Pharmacy, Inc.*(a)	138,000	801,780
Fresenius SE & Co. KGaA (Germany)	301,300	16,858,194
HCA Healthcare, Inc.	99,012	12,909,185
Miraca Holdings, Inc. (Japan)	152,800	3,790,094
Select Medical Holdings Corp.*	130,700	1,841,563
UnitedHealth Group, Inc.	186,297	46,063,796
WellCare Health Plans, Inc.*	39,204	10,575,279

		175,168,076

Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	57,600	7,307,136

Healthcare Equipment & Supplies — 0.1%
Danaher Corp.	76,488	10,097,946

Hotels, Restaurants & Leisure — 1.1%
Aramark	102,100	3,017,055
Bloomin’ Brands, Inc.	117,100	2,394,695
Choice Hotels International, Inc.(a)	37,000	2,876,380
Compass Group PLC (United Kingdom)	535,630	12,590,702
Darden Restaurants, Inc.	49,926	6,064,511
Domino’s Pizza, Inc.(a)	26,918	6,947,536
Dunkin’ Brands Group, Inc.	43,900	3,296,890
Hilton Worldwide Holdings, Inc.	151,781	12,614,519
Jack in the Box, Inc.	39,300	3,185,658
Las Vegas Sands Corp.	89,000	5,425,440
Lindblad Expeditions Holdings, Inc.*	188,100	2,868,525
Marriott International, Inc. (Class A Stock)	94,131	11,774,847
McDonald’s Corp.	207,269	39,360,383
MGM Resorts International	306,883	7,874,618
Red Robin Gourmet Burgers, Inc.*(a)	63,500	1,829,435
Restaurant Brands International, Inc. (Canada)(a)	121,448	7,907,479
Royal Caribbean Cruises Ltd.	64,666	7,412,017
Starbucks Corp.(a)	147,684	10,978,829
Vail Resorts, Inc.	14,200	3,085,660
Yum! Brands, Inc.	95,914	9,573,176

		161,078,355

Household Durables — 0.4%
Meritage Homes Corp.*	72,400	3,237,004
NVR, Inc.*	5,861	16,217,387
Panasonic Corp. (Japan)	1,169,600	10,082,353
Persimmon PLC (United Kingdom)	390,723	11,061,914
Sony Corp. (Japan)	179,100	7,524,650

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Tempur Sealy International, Inc.*(a)	57,300	$3,304,491
TRI Pointe Group, Inc.*(a)	254,500	3,216,880

		54,644,679

Household Products — 0.5%
Kimberly-Clark Corp.	157,857	19,558,482
Procter & Gamble Co. (The)	462,190	48,090,870

		67,649,352

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	395,500	9,632,451

Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (Hong Kong)	1,541,693	16,218,753
DCC PLC (United Kingdom)	147,506	12,760,660
General Electric Co.	2,940,564	29,376,234
Honeywell International, Inc.	210,674	33,480,312
Roper Technologies, Inc.	96,650	33,051,401
Sembcorp Industries Ltd. (Singapore)	1,376,511	2,595,005
Siemens AG (Germany)	303,189	32,669,963

		160,152,328

Insurance — 2.4%
AIA Group Ltd. (Hong Kong)	1,454,400	14,555,200
American International Group, Inc.	618,930	26,651,126
Aviva PLC (United Kingdom)	1,972,957	10,611,249
AXA SA (France)	937,809	23,638,652
Axis Capital Holdings Ltd.	54,800	3,001,943
Chubb Ltd.(a)	235,983	33,056,499
CNA Financial Corp.	115,781	5,019,106
Direct Line Insurance Group PLC (United Kingdom)	3,202,808	14,742,866
Fidelity National Financial, Inc.	194,955	7,125,605
First American Financial Corp.	75,500	3,888,250
Kemper Corp.	34,800	2,649,672
Loews Corp.	36,332	1,741,393
Markel Corp.*	2,200	2,191,728
Marsh & McLennan Cos., Inc.	161,734	15,186,823
MetLife, Inc.	390,692	16,631,758
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	94,509	22,391,292
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,356,000	15,272,971
Progressive Corp. (The)(a)	129,066	9,304,368
Prudential PLC (United Kingdom)	1,143,711	22,917,446
RSA Insurance Group PLC (United Kingdom)	939,409	6,220,870
State Auto Financial Corp.	85,100	2,801,492
Storebrand ASA (Norway)	1,576,608	12,299,814
Sun Life Financial, Inc. (Canada)	484,877	18,628,043
Tokio Marine Holdings, Inc. (Japan)(a)	371,900	17,997,819
White Mountains Insurance Group Ltd.	4,100	3,794,467
Willis Towers Watson PLC	123,827	21,750,213
Zurich Insurance Group AG (Switzerland)	51,027	16,921,068

		350,991,733

Interactive Media & Services — 2.2%
Alphabet, Inc. (Class C Stock)*	85,258	100,034,064
Alphabet, Inc. (Class A Stock)*	52,870	62,222,174

A1186

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
ANGI Homeservices, Inc. (Class A Stock)*(a)	192,400	$2,970,655
Baidu, Inc. (China), ADR*(a)	46,100	7,599,585
Facebook, Inc. (Class A Stock)*	638,810	106,483,239
IAC/InterActiveCorp*	18,000	3,781,980
Match Group, Inc.(a)	64,870	3,672,291
NAVER Corp. (South Korea)	39,695	4,342,620
Tencent Holdings Ltd. (China)	219,700	10,144,448
Yahoo Japan Corp. (Japan)	1,598,900	3,919,002
YY, Inc. (China), ADR*	122,981	10,331,634
Zillow Group, Inc. (Class A Stock)*(a)	53,300	1,822,860
Zillow Group, Inc. (Class C Stock)*(a)	45,600	1,584,144

		318,908,696

Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	73,374	13,387,086
Altaba, Inc.*	256,837	19,036,758
Amazon.com, Inc.*	93,481	166,466,291
Booking Holdings, Inc.*	15,775	27,525,955
Etsy, Inc.*	146,500	9,847,730
Zalando SE (Germany), 144A*(a)	155,002	6,054,269

		242,318,089

IT Services — 2.1%
Accenture PLC (Class A Stock)	178,828	31,477,305
Black Knight, Inc.*	82,075	4,473,088
Booz Allen Hamilton Holding Corp.	87,900	5,110,506
Cognizant Technology Solutions Corp. (Class A Stock)	180,300	13,062,735
CoreLogic, Inc.*	77,900	2,902,554
EPAM Systems, Inc.*	32,700	5,530,551
Euronet Worldwide, Inc.*	43,700	6,231,183
Fidelity National Information Services, Inc.	138,278	15,639,242
FleetCor Technologies, Inc.*	77,600	19,135,384
Global Payments, Inc.	89,198	12,177,311
Infosys Ltd. (India), ADR(a)	561,100	6,132,823
Mastercard, Inc. (Class A Stock)	222,189	52,314,400
Okta, Inc.*	12,600	1,042,398
PayPal Holdings, Inc.*	141,804	14,724,927
Square, Inc. (Class A Stock)*(a)	40,100	3,004,292
VeriSign, Inc.*	32,400	5,882,544
Visa, Inc. (Class A Stock)(a)	458,184	71,563,759
WEX, Inc.*	21,800	4,185,382
Worldpay, Inc. (Class A Stock)*	212,147	24,078,685

		298,669,069

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	173,826	13,972,134
Bruker Corp.	46,380	1,782,847
Thermo Fisher Scientific, Inc.	103,995	28,465,511

		44,220,492

Machinery — 1.0%
AGCO Corp.	48,800	3,394,039
Barnes Group, Inc.	4,700	241,627
Chart Industries, Inc.*	70,600	6,390,712
EnPro Industries, Inc.	13,000	837,850
ESCO Technologies, Inc.	2,000	134,060
Flowserve Corp.(a)	177,466	8,010,815

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Fortive Corp.	359,160	$30,129,932
Graco, Inc.	70,800	3,506,016
Greenbrier Cos., Inc. (The)(a)	17,500	564,025
Hillenbrand, Inc.	74,900	3,110,597
Illinois Tool Works, Inc.(a)	111,944	16,067,322
Knorr-Bremse AG (Germany)*	80,624	8,026,840
Middleby Corp. (The)*	30,000	3,900,900
Mueller Water Products, Inc. (Class A Stock)	212,000	2,128,480
PACCAR, Inc.	331,047	22,557,543
Pentair PLC	7,948	353,765
RBC Bearings, Inc.*	18,300	2,327,211
REV Group, Inc.(a)	116,500	1,275,675
Sandvik AB (Sweden)	15,911	259,229
SMC Corp. (Japan)	24,800	9,326,923
Stanley Black & Decker, Inc.	29,200	3,976,164
Sun Hydraulics Corp.	44,800	2,083,648
THK Co. Ltd. (Japan)	485,700	12,032,537
Toro Co. (The)	4,000	275,360
Wabtec Corp.(a)	74,337	5,480,124
Wartsila OYJ Abp (Finland)	19,458	314,343
Xylem, Inc.	3,800	300,352

		147,006,089

Marine — 0.0%
Kirby Corp.*	43,300	3,252,263

Media — 1.1%
Altice USA, Inc. (Class A Stock)(a)	148,800	3,196,224
Cable One, Inc.(a)	4,400	4,318,072
Charter Communications, Inc. (Class A Stock)*(a)	37,113	12,874,871
Comcast Corp. (Class A Stock)	1,584,196	63,336,156
CyberAgent, Inc. (Japan)	177,900	7,247,166
DISH Network Corp. (Class A Stock)*	92,800	2,940,832
Eutelsat Communications SA (France)	466,639	8,173,925
Fox Corp. (Class A Stock)*	44,423	1,630,764
GCI Liberty, Inc. (Class A Stock)*	69,600	3,870,456
Liberty Broadband Corp. (Class C Stock)*(a)	252,119	23,129,397
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	3,622,591
Liberty Global PLC (United Kingdom) (Class A Stock)*	90,032	2,243,597
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	38,300	1,464,592
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	28,800	1,099,584
Stroeer SE & Co. KGaA (Germany)(a)	118,868	6,975,223
WPP PLC (United Kingdom)	1,189,186	12,577,728

		158,701,178

Metals & Mining — 0.9%
Acerinox SA (Spain)	37,132	368,564
Alamos Gold, Inc. (Canada) (Class A Stock)	43,835	222,398
Alumina Ltd. (Australia)	492,573	848,154
Anglo American PLC (South Africa)	88,469	2,373,066
Antofagasta PLC (Chile)	874,071	11,018,268
APERAM SA (Luxembourg)	8,307	237,101
ArcelorMittal (Luxembourg)	50,015	1,018,152

A1187

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Aurubis AG (Germany)	4,288	$230,462
B2Gold Corp. (Canada)*	272,400	762,357
Barrick Gold Corp. (Canada)	146,069	2,002,457
BHP Group Ltd. (Australia)	410,729	11,228,021
BHP Group PLC (Australia)	570,246	13,743,249
BlueScope Steel Ltd. (Australia)	39,269	390,076
Boliden AB (Sweden)	72,482	2,066,988
Carpenter Technology Corp.	43,300	1,985,305
Centamin PLC (Egypt)	523,641	608,200
Centerra Gold, Inc. (Canada)*	23,995	125,869
Cia de Minas Buenaventura SAA (Peru), ADR	27,300	471,744
Commercial Metals Co.	84,100	1,436,428
Compass Minerals International, Inc.(a)	25,000	1,359,250
Detour Gold Corp. (Canada)*	18,431	172,952
Dundee Precious Metals, Inc. (Canada)*	71,900	238,348
Evolution Mining Ltd. (Australia)	586,927	1,525,050
First Majestic Silver Corp. (Canada)*(a)	69,115	454,612
Fortescue Metals Group Ltd. (Australia)	198,660	1,005,059
Fortuna Silver Mines, Inc. (Canada)*	152,163	506,698
Franco-Nevada Corp. (Canada), TSX	39,827	2,985,945
Freeport-McMoRan, Inc.	93,425	1,204,248
Glencore PLC (Switzerland)*	951,899	3,951,901
Highland Gold Mining Ltd. (Russia)	67,094	161,235
Hindustan Zinc Ltd. (India)	95,861	383,072
Hochschild Mining PLC (Peru)	146,984	394,317
Impala Platinum Holdings Ltd. (South Africa)*	88,146	373,768
Independence Group NL (Australia)	2,564,577	8,855,205
Kirkland Lake Gold Ltd. (Canada)	82,805	2,518,199
Lucara Diamond Corp. (Canada)(a)	178,476	208,346
Lundin Mining Corp. (Chile)	48,954	227,122
Nippon Light Metal Holdings Co. Ltd. (Japan)	140,600	308,278
Nippon Steel Corp. (Japan)	61,800	1,091,518
NMDC Ltd. (India)	208,345	314,687
Norsk Hydro ASA (Norway)	118,338	480,243
Northern Star Resources Ltd. (Australia)	315,939	2,002,622
Nucor Corp.	35,275	2,058,296
Osisko Gold Royalties Ltd. (Canada)	31,804	357,225
OZ Minerals Ltd. (Australia)	68,953	519,021
Petra Diamonds Ltd. (South Africa)*	53,410	13,330
POSCO (South Korea)	7,038	1,567,517
Regis Resources Ltd. (Australia)	229,662	862,484
Reliance Steel & Aluminum Co.	5,607	506,088
Rio Tinto Ltd. (Australia)	92,369	6,428,063
Rio Tinto PLC (Australia)	106,269	6,192,273
Salzgitter AG (Germany)	5,781	167,640
Sandfire Resources NL (Australia)	4,778	23,464
Sandstorm Gold Ltd. (Canada)*	63,628	347,101
Saracen Mineral Holdings Ltd. (Australia)*	630,875	1,302,778
SEMAFO, Inc. (Canada)*	139,000	385,894
South32 Ltd. (Australia), ASX	3,490,247	9,217,095
Southern Copper Corp. (Peru)(a)	81,306	3,226,222
SSAB AB (Sweden) (Class A Stock)	73,822	266,378
Steel Dynamics, Inc.	89,813	3,167,705
Sumitomo Metal Mining Co. Ltd. (Japan)	252,500	7,454,416
Teck Resources Ltd. (Canada) (Class B Stock)(a)	63,410	1,469,844

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Ternium SA (Luxembourg), ADR	11,392	$310,090
Torex Gold Resources, Inc. (Canada)*	25,214	317,357
Vale SA (Brazil)	108,433	1,416,288
voestalpine AG (Austria)	5,324	162,413

		129,598,516

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	137,322	1,371,847
Redwood Trust, Inc.	197,700	3,192,855

		4,564,702

Multiline Retail — 0.2%
Dollar General Corp.(a)	93,788	11,188,908
Dollar Tree, Inc.*	61,184	6,426,767
Lojas Renner SA (Brazil)	485,641	5,400,490

		23,016,165

Multi-Utilities — 0.6%
CMS Energy Corp.	3,100	172,174
E.ON SE (Germany)	485,146	5,395,243
Engie SA (France)	1,176,111	17,535,263
National Grid PLC (United Kingdom)	1,137,254	12,607,497
NiSource, Inc.	687,536	19,704,782
Sempra Energy(a)	258,046	32,477,670

		87,892,629

Oil, Gas & Consumable Fuels — 2.2%
BP PLC (United Kingdom)	203,103	1,478,878
BP PLC (United Kingdom), ADR	131,533	5,750,623
Cabot Oil & Gas Corp.(a)	189,516	4,946,368
Cairn Energy PLC (United Kingdom)*	97,966	207,017
Centennial Resource Development, Inc. (Class A Stock)*(a)	315,916	2,776,902
Cheniere Energy, Inc.*	27,600	1,886,736
Chevron Corp.	154,632	19,047,570
Concho Resources, Inc.	91,811	10,187,349
ConocoPhillips	4,900	327,026
Continental Resources, Inc.*	70,150	3,140,616
Devon Energy Corp.	12,600	397,656
Diamondback Energy, Inc.(a)	43,509	4,417,469
Enbridge, Inc. (Canada)	8,204	297,477
Encana Corp. (Canada)	35,362	256,021
EOG Resources, Inc.	155,897	14,838,276
Equinor ASA (Norway)	555,407	12,178,158
Exxon Mobil Corp.(a)	991,602	80,121,442
Frontera Energy Corp. (Colombia)	15,808	134,025
Galp Energia SGPS SA (Portugal)	37,770	605,944
Hess Corp.	155,616	9,372,752
Jagged Peak Energy, Inc.*	18,800	196,836
Kelt Exploration Ltd. (Canada)*	25,500	105,141
Koninklijke Vopak NV (Netherlands)	8,999	431,028
Kosmos Energy Ltd. (Ghana)(a)	371,050	2,311,642
Lundin Petroleum AB (Sweden)	13,333	452,619
Magnolia Oil & Gas Corp.*	14,600	175,200
Marathon Petroleum Corp.	294,962	17,653,476
Matador Resources Co.*(a)	67,400	1,302,842
Occidental Petroleum Corp.	264,140	17,486,068
Phillips 66	4,400	418,748
Pioneer Natural Resources Co.	57,028	8,684,224
Plains GP Holdings LP (Class A Stock)*	11,490	286,331

A1188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	363,900	$23,271,405
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	206,699
Suncor Energy, Inc. (Canada)	12,100	392,403
Targa Resources Corp.	19,700	818,535
TOTAL SA (France)	634,974	35,311,577
TOTAL SA (France), ADR(a)	234,216	13,034,120
TransCanada Corp. (Canada)	435,759	19,583,009
Valero Energy Corp.	10,600	899,198
Whiting Petroleum Corp.*(a)	59,100	1,544,874
WPX Energy, Inc.*	97,100	1,272,981

		318,207,261

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	87,100	2,123,498
Mondi PLC (United Kingdom)	10,198	225,842
Stora Enso OYJ (Finland) (Class R Stock)(a)	814,825	9,975,492
West Fraser Timber Co. Ltd. (Canada)	4,800	233,472

		12,558,304

Personal Products — 0.5%
Edgewell Personal Care Co.*(a)	59,300	2,602,677
L’Oreal SA (France)	75,582	20,362,617
Pola Orbis Holdings, Inc. (Japan)	154,900	4,942,594
Unilever PLC (United Kingdom)	778,479	44,652,509

		72,560,397

Pharmaceuticals — 3.2%
Allergan PLC	81,279	11,900,058
Astellas Pharma, Inc. (Japan)	1,518,800	22,804,421
Bayer AG (Germany)	358,182	23,176,480
Elanco Animal Health, Inc.*(a)	124,595	3,995,762
Eli Lilly & Co.(a)	376,385	48,839,753
GlaxoSmithKline PLC (United Kingdom), ADR(a)	515,200	21,530,208
Johnson & Johnson	595,376	83,227,611
Merck & Co., Inc.	403,117	33,527,241
Novartis AG (Switzerland)	509,524	49,089,740
Novo Nordisk A/S (Denmark) (Class B Stock)	165,223	8,673,149
Pacira Pharmaceuticals, Inc.*	71,000	2,702,260
Pfizer, Inc.(a)	1,970,355	83,680,977
Roche Holding AG (Switzerland)	145,036	40,069,902
Sanofi (France)	264,597	23,407,733
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	308,080	6,275,590
TherapeuticsMD, Inc.*(a)	479,100	2,333,217

		465,234,102

Professional Services — 0.2%
ALS Ltd. (Australia)	62,762	338,911
CoStar Group, Inc.*	10,600	4,944,052
Exponent, Inc.	8,000	461,760
Recruit Holdings Co. Ltd. (Japan)	372,900	10,664,290
TechnoPro Holdings, Inc. (Japan)	56,000	3,344,226
TransUnion	234,844	15,696,973

		35,450,212

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.2%
ADO Properties SA (Germany), 144A	9,502	$541,080
Hang Lung Properties Ltd. (Hong Kong)	258,000	630,838
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	966,827
Howard Hughes Corp. (The)*	18,100	1,991,000
Hufvudstaden AB (Sweden) (Class A Stock)	41,614	722,726
Hysan Development Co. Ltd. (Hong Kong)	141,000	756,481
Iguatemi Empresa de Shopping Centers SA (Brazil)	23,800	236,945
Jones Lang LaSalle, Inc.	24,700	3,808,246
Kojamo OYJ (Finland)	27,700	334,242
Mitsubishi Estate Co. Ltd. (Japan)	42,500	770,498
Mitsui Fudosan Co. Ltd. (Japan)	475,000	11,969,105
PSP Swiss Property AG (Switzerland)	9,063	985,412
Realogy Holdings Corp.(a)	174,800	1,992,720
Shurgard Self Storage SA (Belgium)*	9,436	312,222
St. Joe Co. (The)*(a)	105,800	1,744,642
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,394,707

		29,157,691

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	59,800	13,887,543
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	2,030,362
J.B. Hunt Transport Services, Inc.	55,700	5,641,853
Kansas City Southern	54,727	6,347,237
Old Dominion Freight Line, Inc.(a)	28,400	4,100,676
YRC Worldwide, Inc.*	241,909	1,618,371

		33,626,042

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	260,883	10,346,620
ASML Holding NV (Netherlands), SGMX	71,914	13,543,931
Broadcom, Inc.	155,697	46,819,645
Cabot Microelectronics Corp.	13,900	1,556,244
Cree, Inc.*(a)	64,600	3,696,412
Diodes, Inc.*	68,700	2,383,890
Entegris, Inc.(a)	111,400	3,975,866
Intel Corp.	107,674	5,782,094
KLA-Tencor Corp.	105,271	12,570,410
Lam Research Corp.	77,698	13,908,719
Marvell Technology Group Ltd.	252,017	5,012,618
Maxim Integrated Products, Inc.	70,600	3,753,802
Microchip Technology, Inc.(a)	181,933	15,093,162
Micron Technology, Inc.*	475,552	19,654,564
NVIDIA Corp.	205,909	36,973,020
NXP Semiconductors NV (Netherlands)	215,003	19,004,115
ON Semiconductor Corp.*	215,710	4,437,155
QUALCOMM, Inc.	184,842	10,541,539
Renesas Electronics Corp. (Japan)*	747,100	3,455,427
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,492,749	27,936,949
Texas Instruments, Inc.	219,595	23,292,442
Tokyo Electron Ltd. (Japan)	78,600	11,367,809
Xilinx, Inc.	81,600	10,346,064

		305,452,497

Software — 2.7%
CDK Global, Inc.	54,900	3,229,218
CommVault Systems, Inc.*	33,000	2,136,420
Cornerstone OnDemand, Inc.*	35,900	1,966,602

A1189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Ellie Mae, Inc.*	38,100	$3,760,089
Five9, Inc.*	127,500	6,735,825
Intuit, Inc.	63,685	16,647,896
Microsoft Corp.	1,635,425	192,882,025
Oracle Corp.	263,028	14,127,234
Palo Alto Networks, Inc.*	3,600	874,368
Proofpoint, Inc.*	41,000	4,978,630
RealPage, Inc.*	70,600	4,284,714
Red Hat, Inc.*	92,915	16,975,571
salesforce.com, Inc.*	130,022	20,591,584
ServiceNow, Inc.*	40,570	10,000,099
Splunk, Inc.*	46,100	5,744,060
SPS Commerce, Inc.*	24,000	2,545,440
SS&C Technologies Holdings, Inc.	58,369	3,717,522
Symantec Corp.	1,146,681	26,362,196
Synopsys, Inc.*	161,126	18,553,659
Tableau Software, Inc. (Class A Stock)*	47,460	6,040,709
VMware, Inc. (Class A Stock)	90,326	16,304,746
Workday, Inc. (Class A Stock)*	43,100	8,311,835
Zendesk, Inc.*	17,400	1,479,000

		388,249,442

Specialty Retail — 1.0%
AutoZone, Inc.*	8,098	8,293,324
Burlington Stores, Inc.*(a)	55,500	8,695,740
Home Depot, Inc. (The)	191,709	36,787,040
Kingfisher PLC (United Kingdom)	3,940,526	12,073,151
Lowe’s Cos., Inc.	144,502	15,818,634
Michaels Cos., Inc. (The)*(a)	171,400	1,957,388
Murphy USA, Inc.*	28,700	2,457,294
O’Reilly Automotive, Inc.*	40,620	15,772,746
Ross Stores, Inc.	157,991	14,708,962
TJX Cos., Inc. (The)	293,810	15,633,630
Ulta Beauty, Inc.*	17,713	6,177,054

		138,374,963

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	824,420	156,598,579
Dell Technologies, Inc. (Class C Stock)*	15,716	922,372
Samsung Electronics Co. Ltd. (South Korea)	620,336	24,434,595

		181,955,546

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	542,427	13,814,643
Culp, Inc.	47,700	917,271
Kering SA (France)	24,594	14,132,638
Lululemon Athletica, Inc.*	11,200	1,835,344
Moncler SpA (Italy)	300,992	12,154,399
NIKE, Inc. (Class B Stock)	392,300	33,035,583
Samsonite International SA, 144A*	2,252,700	7,274,533
VF Corp.	63,600	5,527,476

		88,691,887

Thrifts & Mortgage Finance — 0.0%
Capitol Federal Financial, Inc.	124,900	1,667,415
PennyMac Financial Services, Inc.	90,280	2,007,827
WSFS Financial Corp.	34,959	1,349,417

		5,024,659

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.4%
Altria Group, Inc.(a)	495,305	$28,445,366
Philip Morris International, Inc.	406,838	35,960,411

		64,405,777

Trading Companies & Distributors — 0.3%
GMS, Inc.*	77,700	1,174,824
HD Supply Holdings, Inc.*	69,400	3,008,490
Mitsubishi Corp. (Japan)	477,100	13,257,014
Sumitomo Corp. (Japan)(a)	1,370,300	18,961,046
Watsco, Inc.	4,800	687,408

		37,088,782

Water Utilities — 0.1%
American Water Works Co., Inc.(a)	150,958	15,738,881
California Water Service Group	72,300	3,924,444

		19,663,325

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	98,500	9,576,953
T-Mobile US, Inc.*	86,300	5,963,330
Vodafone Group PLC (United Kingdom), ADR(a)	985,904	17,923,735

		33,464,018

TOTAL COMMON STOCKS (cost $6,412,745,435)		7,808,621,536

PREFERRED STOCKS — 0.1%
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	2,997	149,670

Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%*	27,650	1,422,593
NextEra Energy, Inc., CVT, 6.123%(a)	27,737	1,715,811

		3,138,404

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., CVT, 6.875%	1,200	1,421,760

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,396,906
Danaher Corp., CVT, 4.750%*	1,580	1,663,724

		3,060,630

Metals & Mining — 0.0%
Gerdau SA (Brazil), (PRFC)	87,629	338,175

Multi-Utilities — 0.0%
DTE Energy Co., CVT, 6.500%	4,600	254,610
Sempra Energy, CVT, 6.000%	15,126	1,598,818

		1,853,428

TOTAL PREFERRED STOCKS (cost $8,991,116)		9,962,067

A1190

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 2.8%
Automobiles — 0.7%
Ally Auto Receivables Trust,
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	$534,986
Series 2017-2, Class B
2.330%	06/15/22	575	571,451
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class C
2.870%	11/08/21	890	889,964
Series 2017-1, Class C
2.710%	08/18/22	930	927,619
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	674	671,116
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-1A, Class A, 144A
2.460%	07/20/20	2,457	2,454,665
Series 2015-2A, Class A, 144A
2.630%	12/20/21	2,425	2,412,099
Series 2017-1A, Class A, 144A
3.070%	09/20/23	2,550	2,552,138
Series 2018-2A, Class A, 144A
4.000%	03/20/25	8,675	8,880,078
Series 2019-1A, Class A, 144A
3.450%	03/20/23	7,942	8,024,499
Capital Auto Receivables Asset Trust,
Series 2015-4, Class A4
2.010%	07/20/20	138	137,606
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	649	646,757
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A
1.740%	02/22/22	259	258,020
Series 2017-2, Class A2, 144A
1.970%	01/20/23	879	874,759
Series 2017-3, Class A2, 144A
2.130%	05/22/23	1,608	1,599,665
Series 2018-1, Class A2, 144A
2.870%	10/20/23	1,787	1,788,928
Series 2019-1, Class A2, 144A
2.980%	10/22/24	3,215	3,214,968
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	858	857,471
Ford Credit Auto Owner Trust,
Series 2018-1, Class C, 144A
3.490%	07/15/31	3,425	3,413,937
Series 2019-1, Class A, 144A
3.520%	07/15/30	9,290	9,469,266
Ford Credit Floorplan Master Owner Trust,
Series 2017-3, Class A
2.480%	09/15/24	4,275	4,245,033
GM Financial Automobile Leasing Trust,
Series 2019-1, Class C
3.560%	12/20/22	4,905	4,936,525
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class B
3.120%	12/18/23	2,500	2,516,984

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	$1,368,944
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	529,895
Series 2018-4, Class A1, 144A
3.500%	09/15/23	5,185	5,277,954
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,620,100
Hyundai Auto Lease Securitization Trust,
Series 2017-C, Class A3, 144A
2.120%	02/16/21	2,260	2,252,214
Mercedes-Benz Auto Lease Trust,
Series 2017-A, Class A3
1.790%	04/15/20	2,704	2,699,167
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,628	1,624,813
Santander Drive Auto Receivables Trust,
Series 2014-4, Class D
3.100%	11/16/20	320	320,366
Series 2015-2, Class E, 144A
4.020%	09/15/22	5,025	5,049,239
Series 2015-3, Class E, 144A
4.500%	06/17/23	4,360	4,388,602
Series 2015-4, Class C
2.970%	03/15/21	342	342,282
Series 2017-1, Class B
2.100%	06/15/21	316	316,171
Series 2017-1, Class C
2.580%	05/16/22	825	822,752
Series 2018-1, Class C
2.960%	03/15/24	1,810	1,811,208
Series 2018-2, Class B
3.030%	09/15/22	3,250	3,255,698
Series 2018-2, Class C
3.350%	07/17/23	2,050	2,059,888
Series 2018-5, Class B
3.520%	12/15/22	2,585	2,610,316
Series 2019-1, Class B
3.210%	09/15/23	2,205	2,214,448
SMART Trust (Australia),
Series 2016-2US, Class A3A
1.710%	03/15/21	3,083	3,059,641
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	1,160	1,158,455
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,660,251

			108,320,938

Collateralized Loan Obligations — 0.7%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.611%(c)	07/25/27	4,460	4,437,915

A1191

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 3 Month LIBOR + 0.800%, 144A
3.561%(c)	01/20/28	4,935	$4,896,401
Series 2016-2A, Class AR, 3 Month LIBOR + 1.080%, 144A
3.841%(c)	07/20/28	4,150	4,143,011
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.000%, 144A
3.761%(c)	04/20/27	10,450	10,448,087
Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A
3.765%(c)	07/28/28	5,090	5,073,358
CIFC Funding Ltd. (Cayman Islands),
Series 2015-4A, Class A1R, 3 Month LIBOR + 1.150%, 144A
3.911%(c)	10/20/27	4,065	4,066,509
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.631%(c)	10/25/27	6,240	6,208,852
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.610%(c)	10/20/28	6,160	6,139,745
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.861%(c)	10/22/25	3,308	3,308,205
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.579%(c)	01/16/28	5,955	5,906,445
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 3 Month LIBOR + 1.200%, 144A
3.980%(c)	01/18/28	4,165	4,073,839
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.637%(c)	01/15/28	5,705	5,665,414
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 3 Month LIBOR + 1.120%, 144A
3.881%(c)	07/20/29	4,460	4,437,849
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.637%(c)	07/15/27	4,240	4,215,183
Series 2015-1A, Class A2R, 3 Month LIBOR + 1.000%, 144A
3.787%(c)	07/15/27	6,465	6,276,812
OZLM Ltd. (Cayman Islands),
Series 2014-7RA, Class A1R, 3 Month LIBOR + 1.010%, 144A
3.783%(c)	07/17/29	8,835	8,772,665

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 0.880%, 144A
3.667%(c)	04/15/28	8,415	$8,373,064

			96,443,354

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-7, Class B
2.540%	05/15/25	2,785	2,757,887
Series 2019-1, Class B
3.070%	10/15/24	9,570	9,641,317
Barclays Dryrock Issuance Trust,
Series 2018-1, Class A, 1 Month LIBOR + 0.330%
2.814%(c)	07/15/24	11,550	11,523,281
Synchrony Card Issuance Trust,
Series 2018-A1, Class A
3.380%	09/15/24	10,860	11,046,896
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,674,925
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,823,555

			40,467,861

Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	406	404,282
CCG Receivables Trust,
Series 2016-1, Class A2, 144A
1.690%	09/14/22	411	410,054
Series 2017-1, Class A2, 144A
1.840%	11/14/23	1,426	1,418,686
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	728	723,005
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,351,195
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	243	242,028
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	1,293	1,285,152
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	705	703,141
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,669,992
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	362	361,600
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 1 Month LIBOR + 0.500%, 144A
2.984%(c)	11/15/22	1,470	1,473,514

			15,042,649

A1192

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Other — 0.3%
Diamond Resorts Owner Trust,
Series 2015-2, Class A, 144A
2.990%	05/22/28	810	$810,102
Driven Brands Funding LLC,
Series 2015-1A, Class A2, 144A
5.216%	07/20/45	3,086	3,197,093
Series 2019-1A, Class A2, 144A
4.641%	04/20/49	4,190	4,190,000
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	474	469,667
Hardee’s Funding LLC,
Series 2018-1A, Class A2I, 144A
4.250%	06/20/48	6,341	6,414,365
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	708	700,414
Series 2017-AA, Class A, 144A
2.660%	12/26/28	656	650,587
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	694	694,786
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	118	117,374
Series 2014-1A, Class A, 144A
2.250%	09/22/31	242	239,259
Series 2015-1A, Class A, 144A
2.520%	12/20/32	1,406	1,391,617
Sierra Timeshare Receivables Funding LLC,
Series 2015-2A, Class A, 144A
2.430%	06/20/32	748	740,682
Series 2015-3A, Class A, 144A
2.580%	09/20/32	1,432	1,423,908
Series 2019-1A, Class A, 144A
3.200%	01/20/36	3,710	3,726,690
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	818	817,141
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195	5,178,908
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025	2,018,068
Series 2017-3A, Class B, 144A
2.380%	04/20/22	5,120	5,082,573

			37,863,234

Residential Mortgage-Backed Securities — 0.4%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, 144A
3.500%(cc)	01/28/58	1,921	1,926,065
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(cc)	03/28/57	590	586,437
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A
3.500%(cc)	01/28/55	724	725,698

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	1,019	$1,009,632
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	2,741	2,730,968
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(cc)	03/25/54	1,123	1,116,144
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	1,256	1,244,909
Series 2015-4, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,730,930
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	981	971,069
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	1,257	1,245,945
Series 2016-1, Class A3B, 144A
3.000%(cc)	02/25/55	1,710	1,697,899
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	1,325	1,309,897
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	2,082	2,040,967
Series 2017-1, Class A1, 144A
2.750%(cc)	10/25/56	1,995	1,972,933
Series 2017-1, Class M1, 144A
3.750%(cc)	10/25/56	3,850	3,855,689
Series 2017-2, Class A1, 144A
2.750%(cc)	04/25/57	1,011	1,001,041
Series 2017-3, Class A1, 144A
2.750%(cc)	07/25/57	1,886	1,855,892
Series 2017-5, Class A1, 1 Month LIBOR + 0.600%, 144A
3.086%(c)	02/25/57	1,960	1,943,575
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	460	455,088
Series 2018-2, Class A1, 144A
3.250%(cc)	03/25/58	9,376	9,350,881
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	10,822	10,943,720

			53,715,379

Student Loans — 0.3%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,569,487
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	2,879	2,866,841
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,800	3,808,473
Navient Student Loan Trust,
Series 2018-1A, Class A2, 1 Month LIBOR + 0.350%, 144A
2.836%(c)	03/25/67	2,905	2,898,637
Series 2018-2A, Class A2, 1 Month LIBOR + 0.380%, 144A
2.866%(c)	03/25/67	7,475	7,469,640
SLM Student Loan Trust,
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.471%(c)	07/25/23	2,200	2,228,759

A1193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Series 2008-9, Class A, 3 Month LIBOR + 1.500%
4.271%(c)	04/25/23	2,040	$2,063,658
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	1,669	1,671,345
Series 2015-C, Class A3, 1 Month LIBOR + 1.950%, 144A
4.434%(c)	08/16/32	4,305	4,455,505
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,067	1,061,584
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	2,594	2,552,285
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,647	1,614,781
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,671,777
Series 2018-B, Class A2B, 1 Month LIBOR + 0.720%, 144A
3.204%(c)	01/15/37	3,810	3,793,295
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,700	4,823,728

			49,549,795

TOTAL ASSET-BACKED SECURITIES (cost $401,662,859)			401,403,210

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,684,546
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 1 Month LIBOR + 0.880%, 144A
3.364%(c)	09/15/34	6,445	6,440,912
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 1 Month LIBOR + 0.900%, 144A
3.384%(c)	04/15/35	4,024	3,996,450
Series 2018-ASHF, Class B, 1 Month LIBOR + 1.250%, 144A
3.734%(c)	04/15/35	3,185	3,179,006
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.414%(c)	12/15/36	7,055	7,023,977
BANK,
Series 2017-BNK4, Class B
3.999%	05/15/50	2,020	2,076,225
Series 2017-BNK5, Class C
4.257%(cc)	06/15/60	1,580	1,577,617
Benchmark Mortgage Trust,
Series 2018-B3, Class AS
4.195%(cc)	04/10/51	2,165	2,282,451
BX Trust,
Series 2017-IMC, Class A, 1 Month LIBOR + 1.050%, 144A
3.534%(c)	10/15/32	6,005	5,986,072

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2018-BILT, Class A, 1 Month LIBOR + 0.800%, 144A
3.284%(c)	05/15/30	5,200	$5,162,509
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,388,203
CD Mortgage Trust,
Series 2018-CD7, Class C
4.851%(cc)	08/15/51	2,475	2,612,360
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 1 Month LIBOR + 1.100%, 144A
3.584%(c)	02/15/37	3,400	3,374,402
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,077,708
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,215,866
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,207,262
Series 2016-P3, Class A3
3.063%	04/15/49	2,675	2,670,351
Series 2018-B2, Class C
4.674%(cc)	03/10/51	2,545	2,600,604
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	931	926,640
Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A
3.349%(c)	02/13/32	1,950	1,950,002
Series 2015-CR25, Class C
4.544%(cc)	08/10/48	1,700	1,726,542
Series 2015-LC21, Class B
4.300%(cc)	07/10/48	3,055	3,186,629
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,815,890
Series 2015-PC1, Class B
4.440%(cc)	07/10/50	1,505	1,548,663
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,873,607
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,779,317
CSMC Trust,
Series 2015-GLPB, Class B, 144A
3.811%(cc)	11/15/34	3,875	3,973,650
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	2,820	2,861,857
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.382%(cc)	12/15/34	520	517,813
Series 2015-NRF, Class CFX, 144A
3.382%(cc)	12/15/34	523	520,117
Series 2015-NRF, Class DFX, 144A
3.382%(cc)	12/15/34	518	514,825

A1194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Great Wolf Trust,
Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A
3.484%(c)	09/15/34	7,715	$7,695,695
Series 2017-WOLF, Class B, 1 Month LIBOR + 1.100%, 144A
3.684%(c)	09/15/34	3,940	3,932,528
GS Mortgage Securities Corp. II,
Series 2018-GS9, Class AS
4.141%(cc)	03/10/51	2,945	3,069,670
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	2,065	2,128,983
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,628,037
Hilton Orlando Trust,
Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A
3.254%(c)	12/15/34	6,790	6,745,199
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,647,674
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,227,175
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1 Month LIBOR + 0.700%, 144A
3.184%(c)	01/15/33	1,525	1,515,884
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,714,447
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	9,943,839
Series 2014-C24, Class A5
3.639%	11/15/47	895	922,844
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,466,028
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	2,011	2,012,620
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,540,661
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	849,925
Series 2017-C34, Class C
4.186%(cc)	11/15/52	2,065	2,051,998
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.031%(cc)	05/15/48	325	339,724
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,916,867
Morgan Stanley Capital I, Inc.,
Series 2017-JWDR, Class A, 1 Month LIBOR + 0.850%, 144A
3.334%(c)	11/15/34	2,165	2,152,783

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-JWDR, Class B, 1 Month LIBOR + 1.200%, 144A
3.684%(c)	11/15/34		2,180	$2,169,056
MSCG Trust,
Series 2018-SELF, Class A, 1 Month LIBOR + 0.900%, 144A
3.384%(c)	10/15/37		4,610	4,610,193
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33		6,255	6,191,423
RETL,
Series 2019-RVP, Class A, 1 Month LIBOR + 1.150%, 144A
3.634%(c)	03/15/36		7,850	7,854,821
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class C
4.247%(cc)	07/15/58		545	544,968
Series 2015-SG1, Class A4
3.789%	09/15/48		3,110	3,221,588
Series 2016-C33, Class A3
3.162%	03/15/59		2,675	2,678,660
Series 2017-C38, Class AS
3.665%(cc)	07/15/50		1,804	1,817,231
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	2,914,879
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	1,018,383
Series 2014-C19, Class A5
4.101%	03/15/47		3,500	3,689,244
Series 2014-C20, Class A4
3.723%	05/15/47		2,775	2,869,190
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36		4,105	4,165,737

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $215,349,084)				215,000,027

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21		565	580,195

Energy-Alternate Sources — 0.0%
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes
1.625%	11/01/19	(a)	1,260	1,216,567

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22		634	643,181

A1195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (Continued)
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45		102	$79,751

TOTAL CONVERTIBLE BONDS (cost $2,444,673)				2,519,694

CORPORATE BONDS — 13.7%
Advertising — 0.2%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	725	757,625
Gtd. Notes, 144A
5.750%	02/01/26		600	627,000
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	2,113	1,748,508
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26		2,775	2,752,367
3.650%	11/01/24		5,190	5,240,321
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,812,973
3.750%	09/19/24		5,825	5,744,568
4.750%	11/21/21		3,445	3,560,239

				22,243,601

Aerospace & Defense — 0.1%
Arconic, Inc.,
Sr. Unsec’d. Notes
6.150%	08/15/20		5,075	5,246,535
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	(a)	765	771,694
8.750%	12/01/21		1,625	1,795,625
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	(a)	2,610	2,718,315

				10,532,169

Agriculture — 0.3%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes
6.000%	09/21/27		450	422,999
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27		1,505	1,414,700
Altria Group, Inc.,
Gtd. Notes
4.400%	02/14/26		1,270	1,305,354
4.800%	02/14/29		9,240	9,525,560
5.800%	02/14/39		3,065	3,241,613
5.950%	02/14/49		3,240	3,476,698
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22		1,480	1,478,631
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		5,350	4,866,744

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Darling Ingredients, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/27		860	$871,288
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,597,843
Mriya Farming PLC (United Kingdom),
Sub. Notes, EMTN, 144A^
0.500%(cc)	12/31/25		158	9,202
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22		2,685	2,663,462
4.000%	06/12/22		2,604	2,659,553
4.450%	06/12/25		3,710	3,813,626
5.700%	08/15/35		208	215,799
5.850%	08/15/45		3,228	3,313,295
6.150%	09/15/43		229	238,948
7.250%	06/15/37		610	711,949

				45,827,264

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	562,406
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22		74	75,896
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		349	350,595
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		3,962	3,911,395
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,668	2,679,990
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		2,835	2,780,179
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		2,009	1,962,564
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		4,225	4,124,194
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24	(a)	2,275	2,158,406
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 2A, Pass-Through Certificates
4.950%	11/23/20		53	52,716
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		68	68,487
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22		6,760	6,798,207
4.375%	04/19/28		5,425	5,310,583

A1196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates
4.625%	12/03/26(a)	1,457	$1,519,543
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates
3.950%	05/15/27(a)	1,562	1,584,028

			33,939,189

Apparel — 0.0%
William Carter Co. (The), Gtd. Notes, 144A
5.625%	03/15/27	825	852,844

Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.813%	10/12/21	5,680	5,627,022
5.085%	01/07/21	2,156	2,195,067
5.750%	02/01/21	674	694,112
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.539%(c)	08/07/20	3,510	3,505,551
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	1,810	1,733,803
4.350%	04/09/25	1,745	1,737,472
Sr. Unsec’d. Notes
4.200%	11/06/21	4,255	4,329,021
5.100%	01/17/24	3,120	3,249,734
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	4,537	3,924,505

			26,996,287

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	130	130,000
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27	2,425	2,431,063
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	1,685	1,718,700

			4,279,763

Banks — 1.6%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, MTN
5.125%	03/31/25	1,700	1,433,345
Sub. Notes, MTN
7.200%(ff)	03/16/27	2,600	2,226,275
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27	5,600	5,523,056
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%(ff)	07/19/26(a)	2,330	2,254,275
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	— (rr)	2,300	2,429,259

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS 3,700	$54,609
Sub. Notes, 144A
6.750%(ff)	11/04/26	1,815	1,535,944
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,578,840
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28	2,000	1,939,134
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	26,915	26,350,983
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	4,370	4,486,773
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	4,680	4,674,425
4.610%(ff)	02/15/23	5,240	5,348,080
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,155	2,178,849
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,404,522
Sub. Notes
5.125%(ff)	01/18/33	900	827,549
5.350%(ff)	11/12/29	600	575,411
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	500	506,250
5.250%	03/07/25(a)	540	574,587
Sub. Notes
6.125%	03/09/28(a)	490	545,125
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28(a)	7,560	7,677,062
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	— (rr)	1,025	1,051,906
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	2,400	2,312,044
3.875%	09/12/23	1,105	1,085,462
5.375%	01/12/24	3,450	3,588,207
Sr. Unsec’d. Notes, MTN, 144A
2.700%	03/02/22	2,455	2,390,308
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%(ff)	— (rr)	730	750,075
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%(ff)	— (rr)	1,400	1,398,949
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%(ff)	— (rr)	6,300	6,324,065

A1197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%(ff)	04/23/28	1,000	$1,018,479
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	04/15/25	335	297,313
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%(ff)	06/05/23	8,720	8,619,247
3.500%	11/16/26	14,610	14,414,935
3.691%(ff)	06/05/28	8,450	8,369,330
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%(ff)	— (rr)	1,500	1,567,500
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	2,370	2,348,719
3.900%	05/25/26	2,635	2,667,949
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%(ff)	— (rr)	655	643,014
6.500%(ff)	— (rr)	850	841,509
Sub. Notes, MTN
5.650%	03/19/22	955	993,210
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26(a)	19,905	19,443,595
3.200%	06/15/26	2,385	2,369,540
3.900%	07/15/25	5,415	5,626,147
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
4.009%(c)	10/24/23	5,310	5,389,862
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	11,120	11,405,656
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	480	467,263
Sub. Notes, MTN
4.875%	11/01/22	13,740	14,501,272
5.000%	11/24/25	1,620	1,736,430
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25	850	773,500
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23	6,368	6,322,766
3.875%	09/12/23	4,060	4,076,827
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	3,845	3,837,221
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(ff)	— (rr)	985	1,026,863
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN
5.125%	05/03/22	1,305	1,181,813
5.125%	09/29/23	900	780,749
Turkiye Garanti Bankasi A/S (Turkey),
Sub. Notes
6.125%(ff)	05/24/27	3,100	2,608,483

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	2,335	$2,300,433
4.125%	09/24/25	2,835	2,926,942

			225,581,936

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	670	698,183
4.750%	01/23/29	1,440	1,534,173
5.550%	01/23/49	3,685	4,044,465

			6,276,821

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
4.625%	05/15/44	510	513,522
5.250%	08/15/43	5,922	6,338,610

			6,852,132

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	568,615
3.750%	05/01/28	7,560	7,337,603
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26(a)	2,625	2,854,189
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,639,926
PGT Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/26	2,200	2,282,500
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	730	702,625
6.500%	03/15/27	725	732,250

			19,117,708

Chemicals — 0.4%
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	650	743,633
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	— (rr)	2,678	2,708,128
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
4.500%	01/10/28	7,800	7,583,549
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23	11,200	11,619,831
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%(ff)	— (rr)	500	495,121
Consolidated Energy Finance SA (Switzerland),
Sr. Unsec’d. Notes, 144A
6.500%	05/15/26	1,310	1,303,450

A1198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Chemicals (cont’d.)
6.875%	06/15/25		715	$720,363
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		1,830	1,916,925
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25		2,320	2,328,352
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	2,039,985
Gtd. Notes, MTN
4.250%	11/03/26		9,360	9,443,004
Israel Chemicals Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,300	1,392,729
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		2,760	2,880,750
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	369,602
7.000%	04/15/25(a)		1,775	1,792,750
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		695	708,900
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23		2,000	2,074,000
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		50	47,000
SASOL Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		900	982,129
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	4,921,021
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		2,695	2,707,528

				58,778,750

Commercial Services — 0.2%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,528,688
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24(a)		763	775,399
CAR, Inc. (China),
Gtd. Notes
6.125%	02/04/20		925	917,382
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29		3,505	3,620,760
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		230	232,461

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	770	$784,438
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	1,920	2,083,200
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	2,130	2,276,732
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	1,310	1,336,363
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23(a)	3,378	3,546,900
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	3,260	3,198,875
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	680	689,350
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	350	381,500
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	1,865	1,871,994
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	1,255	1,198,447
4.125%	02/02/26	3,405	3,442,825
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26(a)	675	710,438

			28,595,752

Computers — 0.0%
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	325	320,938
8.375%	08/15/22	1,550	1,397,635

			1,718,573

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22	825	854,906

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	1,240	1,257,050
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	1,185	1,182,038
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	1,315	1,341,300

			3,780,388

A1199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22		1,910	$1,910,435
3.650%	07/21/27		4,955	4,629,401
3.950%	02/01/22		3,690	3,737,625
4.625%	07/01/22		7,415	7,650,388
4.875%	01/16/24		1,140	1,185,414
Alliance Data Systems Corp.,
Gtd. Notes, MTN, 144A
5.875%	11/01/21		1,145	1,170,763
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24		225	236,531
Sub. Notes
5.750%	11/20/25	(a)	1,270	1,352,690
Banco BTG Pactual SA (Brazil),
Sub. Notes, 144A
7.750%(ff)	02/15/29		1,830	1,818,105
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.500%	03/20/21		1,030	1,027,425
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		15,811	15,798,132
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24		4,294	4,251,479
4.250%	04/30/25	(a)	4,470	4,639,599
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5,145	5,126,673
4.100%	02/09/27		14,930	14,921,563
10.250%	07/15/19		400	408,019
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		4,540	4,405,302
4.418%	11/15/35		8,970	8,292,644
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		618	616,037
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	5,131,186
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		815	830,281
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21		1,275	1,299,863
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24		755	790,863
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		2,355	2,385,144
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		1,030	1,060,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		1,290	$1,290,000
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25	(a)	515	510,648
7.250%	09/25/23		695	734,094
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		1,180	1,178,525
7.250%	01/25/22		55	58,300
8.000%	03/25/20		260	270,400
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		735	701,925
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,159,043
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	(a)	760	777,085
7.125%	03/15/26	(a)	510	519,241
8.250%	10/01/23		505	556,763
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar
Private Banks ARS 30 to 35 Days + 3.500%, 144A (Cap N/A, Floor 15.000%)
48.813%(c)	04/11/22		1,825	666,125
Vail Holdco Corp.,
Jr. Sub. Notes, PIK, 144A^
12.500%	— (rr)		838	826,012

				103,924,623

Electric — 1.3%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	(a)	935	972,578
6.000%	05/15/26	(a)	1,385	1,468,072
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,309,512
4.350%	08/01/28		3,535	3,643,408
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes(d)
8.500%	04/10/18		900	134,999
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		355	363,875
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25	(a)	975	978,656
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,468	2,411,981
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	598,900
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,531,590

A1200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Drax Finco PLC (United Kingdom),Sr.
Sec’d. Notes, 144A
6.625%	11/01/25		1,725	$1,750,875
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22		785	725,331
2.950%	03/15/23		470	436,382
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		4,585	4,516,179
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		5,400	5,694,840
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	7,158,633
3.625%	05/25/27		10,495	10,043,344
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	601,029
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		7,100	7,298,757
Gov’t. Gtd. Notes, MTN, 144A
6.350%	08/10/28		3,200	3,289,581
Sr. Unsec’d. Notes
7.125%	02/11/25		18,100	17,874,727
Sr. Unsec’d. Notes, MTN, 144A
8.450%	08/10/28		5,600	5,873,000
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		16,475	16,714,937
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,753,683
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		7,495	7,532,775
NextEra Energy Operating Partners LP,Gtd. Notes, 144A
4.250%	09/15/24		715	709,638
4.500%	09/15/27	(a)	1,600	1,560,000
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)	2,980	3,158,800
6.625%	01/15/27		1,865	2,007,206
7.250%	05/15/26		2,160	2,376,410
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.250%	01/25/49		745	832,719
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27		2,100	2,067,325
5.250%	10/24/42		700	697,039
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	291,168
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	865,799

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	$1,517,363
3.400%	02/01/28		11,380	10,976,053
3.800%	02/01/38		2,875	2,634,700
4.000%	02/01/48		1,675	1,525,116
Southern California Edison Co.,
First Mortgage
4.200%	03/01/29		1,115	1,132,167
4.875%	03/01/49		945	1,001,087
First Ref. Mortgage
2.900%	03/01/21		900	893,361
3.875%	06/01/21		550	553,872
4.000%	04/01/47		410	381,781
4.125%	03/01/48	(a)	4,225	4,027,476
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		4,545	4,451,664
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,605	1,702,684
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,674,194
4.850%	05/07/44		1,200	1,369,901
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26		1,500	1,447,247
Gtd. Notes, MTN, 144A
2.750%	05/04/22		9,905	9,821,166
3.750%	05/02/23		8,130	8,339,887
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		1,370	1,335,750
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		40	42,301
Gtd. Notes, 144A
8.000%	01/15/25	(a)	200	212,750
8.125%	01/30/26		3,195	3,486,544
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	(a)	975	1,014,000
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	(a)	1,335	1,388,400

				185,173,212

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	(a)	1,275	1,306,875
7.750%	01/15/27	(a)	1,695	1,805,175

				3,112,050

Electronics — 0.1%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21	(a)	505	529,770

A1201

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Electronics (cont’d.)
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25			4,035	$4,034,531
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21			4,845	4,892,481
4.625%	04/15/26			2,135	2,181,948
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27			4,480	4,630,951
Resideo Funding, Inc.,
Gtd. Notes, 144A
6.125%	11/01/26			980	1,009,400

					17,279,081

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36			500	527,499
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(ff)	— (rr)			1,260	1,256,045
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(ff)	— (rr)			4,470	4,475,565
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28			2,500	2,259,399
4.250%	10/31/26			1,045	1,004,768
5.500%	07/31/47			7,500	6,899,999
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	(a)		1,600	1,472,000
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			715	695,416
Promontoria Holding (Netherlands),
Sec’d. Notes, 144A
6.750%	08/15/23		EUR	1,330	1,510,584
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/25			625	596,875

					20,698,150

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	(a)		1,270	1,187,195
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24			470	479,959
5.375%	04/15/27			760	763,800
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/27			835	846,690
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)		950	961,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		360	$373,950
6.250%	01/15/27	(a)	565	579,125
6.500%	02/15/25		705	733,200
Merlin Entertainments PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/26		1,010	1,041,563
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		2,250	2,364,413
Gtd. Notes, 144A
8.250%	03/15/26		1,155	1,178,851
Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26		1,195	1,245,788

				11,756,409

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		1,365	1,392,300

Foods — 0.1%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24	(a)	1,570	1,585,700
Gtd. Notes, 144A
7.500%	03/15/26		1,055	1,085,331
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	2,680	2,569,450
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	2,090	1,873,163
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	— (rr)		520	529,749
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26	(a)	1,710	1,355,175
MARB BondCo PLC (Brazil),
Gtd. Notes
7.000%	03/15/24		200	198,001
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23		2,075	2,139,844
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		450	446,580
Post Holdings, Inc.,
Gtd. Notes, 144A
8.000%	07/15/25		1,010	1,078,175
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes
4.125%	05/02/26		3,670	3,587,425

A1202

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Foods (cont’d.)
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	1,045	$964,013

			17,412,606

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	2,495	2,404,556
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	01/15/26	550	539,000
6.500%	02/01/24	1,075	1,099,188
7.750%	12/01/22	100	104,000
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
6.000%	01/15/29	1,500	1,597,815

			5,744,559

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	3,305	3,419,353
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	— (rr)	500	486,450
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24	6,000	6,297,630

			10,203,433

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	1,395	1,339,200
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	1,015	1,056,869
6.375%	02/15/26(a)	860	915,358

			3,311,427

Healthcare-Products — 0.3%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	1,690	1,753,375
Sr. Unsec’d. Notes,144A
9.000%	10/01/25	6,902	7,480,043
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	188	187,393
3.363%	06/06/24	5,610	5,609,976
3.734%	12/15/24	2,870	2,913,949
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	16,770	16,705,491
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21	1,135	1,228,638

			35,878,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Services — 0.3%
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21(a)	325	$329,875
6.125%	02/15/24	650	681,070
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	01/15/24	870	871,088
Cigna Holding Co.,
Gtd. Notes
3.050%	10/15/27	1,700	1,606,019
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24	1,550	1,530,625
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, Cash coupon 7.625% or PIK 8.375%, 144A
7.625%	05/15/22	1,820	1,835,925
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)	1,135	1,196,006
5.625%	09/01/28	330	348,975
5.875%	02/01/29	535	576,436
7.500%	02/15/22	4,045	4,460,826
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	6,150	6,265,815
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,834,034
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,670	1,690,875
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	2,295	2,289,263
Rede D’or Finance Sarl (Brazil),
Gtd. Notes, 144A
4.950%	01/17/28	510	479,405
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23	870	925,463
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	2,090	2,169,525
Sr. Unsec’d. Notes
8.125%	04/01/22	2,875	3,093,069
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	02/15/24(a)	1,450	1,492,589
3.700%	12/15/25	825	858,392
3.875%	12/15/28	1,240	1,298,441
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,445	1,495,575
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	660	690,525

			38,019,816

A1203

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	$747,863

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	530	530,329
5.625%	10/15/23(a)	705	717,338

			1,247,667

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	580	532,150
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28	730	740,950
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24(a)	1,465	1,490,638
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	480	483,600

			3,247,338

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	450	466,875
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26	1,495	1,442,675

			1,909,550

Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24	1,000	1,036,160
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25	1,005	904,500
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	6,416,589
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	720	724,556
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	1,130	1,127,175
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	1,910	1,956,707
4.350%	04/20/28	6,985	7,090,984
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	990	1,024,650
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/28	4,475	4,526,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	1,430	$1,415,700
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	599,618
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(ff)	05/15/55(a)	4,165	4,090,863
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	6,405	6,445,844
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21	1,450	1,518,259

			38,878,295

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21(a)	3,050	3,070,253
3.600%	11/28/24(a)	19,335	19,818,694
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	8,965	8,853,368
3.875%	09/29/23	6,995	7,138,670
4.375%	03/29/28	5,040	5,188,362
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	2,675	2,661,691
3.600%	06/01/26	5,520	5,609,523
3.650%	03/15/25	4,230	4,312,236
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	20,725	21,941,462
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24(a)	1,300	1,366,625
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24(a)	2,010	2,152,409
Sr. Unsec’d. Notes, 144A
5.875%	11/15/28	2,715	2,867,719
6.375%	05/15/29	1,485	1,605,656
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25	9,280	9,494,784
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20	2,335	2,335,212
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,045	1,094,638
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25(a)	2,603	2,616,015
Gtd. Notes, 144A
5.750%	01/15/27	1,721	1,717,214

			103,844,531

A1204

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26		2,340	$2,391,307
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		1,340	1,400,702
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23		925	929,625

				4,721,634

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		920	938,400
5.375%	04/15/23		500	512,460
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		1,355	1,465,433
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,110	1,079,475

				3,995,768

Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	(a)	1,250	1,293,750
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes, 144A
6.500%	09/15/26		1,530	1,602,981
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		835	843,872
6.000%	03/15/23		1,200	1,266,000

				5,006,603

Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,231,125
5.875%	08/15/26		1,250	1,256,250
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		930	957,900
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	952,088

				4,397,363

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		2,250	2,220,750
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	3,680	3,229,200
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	(a)	1,675	1,683,208

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Media (cont’d.)
Belo Corp.,
Gtd. Notes
7.250%	09/15/27		340	$362,950
7.750%	06/01/27		330	360,525
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	(a)	4,260	4,200,999
5.125%	05/01/27	(a)	1,100	1,106,875
5.500%	05/01/26		3,435	3,546,638
5.750%	02/15/26		425	444,656
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		2,627	2,771,952
6.384%	10/23/35		750	836,260
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
4.386%(c)	02/01/24		6,105	6,105,050
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24		4,060	4,303,600
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		5,470	5,442,290
3.200%	07/15/36		640	581,932
3.300%	02/01/27		9,505	9,495,102
3.900%	03/01/38		1,550	1,523,028
3.950%	10/15/25		1,615	1,688,999
4.150%	10/15/28	(a)	2,305	2,426,100
4.700%	10/15/48		1,930	2,092,327
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		700	719,460
6.500%	02/01/29	(a)	1,415	1,506,975
6.625%	10/15/25	(a)	800	848,000
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	(a)	2,275	2,439,938
10.875%	10/15/25	(a)	6,445	7,440,753
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	960	989,760
7.750%	07/01/26	(a)	2,150	1,870,500
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29		4,390	4,706,929
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
5.125%	03/31/27		600	580,499
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(d)
6.875%	06/15/18		30	3,225
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22		575	590,094
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23		1,613	1,596,870
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		2,520	2,611,350

A1205

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	4,940	$4,739,843
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)	1,200	1,149,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	2,695	2,797,141
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	1,375	1,301,953
5.125%	02/15/25(a)	610	568,063
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	900	913,500
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	920	948,750
Gtd. Notes, 144A
5.125%	04/15/27	655	668,100
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	600	609,750
6.000%	10/15/24	1,455	1,504,077
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21	400	411,000
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	1,550	1,588,750
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	09/15/24	1,130	1,177,620
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	1,525	1,464,000
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	300	296,250

			100,464,591

Metal Fabricate/Hardware — 0.0%
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	460	470,350
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27(a)	1,315	1,308,425
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	870	924,375

			2,703,150

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26	1,645	1,773,507

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Mining (cont’d.)
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	3,345	$3,314,650
4.125%	09/27/22	1,240	1,256,988
4.750%	04/10/27	1,165	1,187,188
4.875%	05/14/25	3,765	3,913,393
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24(a)	1,760	1,755,600
6.625%	03/01/25(a)	2,425	2,473,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27	1,745	1,746,762
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23	560	562,800
5.125%	05/15/24	1,020	1,022,550
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	2,095	1,906,450
6.875%	02/15/23(a)	990	1,049,400
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	305	305,000
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	680	703,800
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.710%	11/15/23	1,500	1,617,473
6.530%	11/15/28	1,555	1,774,272
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	845	891,475
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	1,370	1,109,700
Press Metal Labuan Ltd. (Malaysia),
Gtd. Notes
4.800%	10/30/22	1,350	1,329,427

			29,693,935

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24	1,215	1,208,138
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	1,360	1,329,400

			2,537,538

Oil & Gas — 1.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22	355	388,832
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26	1,030	1,019,700

A1206

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.,
Gtd. Notes
6.875%	02/01/25	1,260	$1,266,300
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	990	947,925
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	315	309,881
8.250%	07/15/25	2,554	2,630,620
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26(a)	835	800,556
6.875%	04/01/27	460	464,508
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23	3,000	3,150,971
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,037,629
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,158,913
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,018,816
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	6,125	6,075,008
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	1,550	1,433,750
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,405	1,348,800
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	805	825,125
5.750%	01/30/28	805	843,238
Eni SpA (Italy), Series X-R,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	6,608	6,779,873
4.750%	09/12/28	4,750	4,932,330
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25(a)	1,070	968,350
6.375%	01/15/26	565	500,025
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	5,122	5,072,781
5.800%	04/01/47	2,335	2,430,314
7.875%	10/01/29	685	825,403
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	531,632
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26	775	685,875

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26		2,070	$2,052,509
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.750%	04/19/27		7,200	7,385,039
5.750%	04/19/47		750	781,709
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48		3,480	3,801,900
Kosmos Energy Ltd. (Ghana),
Gtd. Notes, 144A
7.125%	04/04/26		705	698,655
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		2,090	2,110,900
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	(a)	3,056	3,048,360
Noble Holding International Ltd.,
Gtd. Notes
8.950%	04/01/45	(a)	655	510,900
Gtd. Notes, 144A
7.875%	02/01/26	(a)	630	584,325
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	(a)	2,355	2,343,225
6.250%	06/01/24		895	925,206
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	(a)	250	244,375
6.125%	09/15/24	(a)	430	430,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		300	325,403
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43		9,300	9,639,283
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44		1,645	1,874,037
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115		2,400	2,321,280
7.375%	01/17/27		6,480	7,130,268
8.750%	05/23/26		17,390	20,572,370
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
5.375%	04/12/27		5,670	1,284,255
6.000%	05/16/24		19,015	4,249,853
6.000%	11/15/26		6,600	1,468,499
9.000%	11/17/21		37,670	9,975,015
9.750%	05/17/35		1,875	519,188
12.750%	02/17/22		5,195	1,407,845
Sr. Sec’d. Notes
8.500%	10/27/20		2,475	2,190,375
Sr. Sec’d. Notes, 144A
8.500%	10/27/20		1,076	951,818
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		8,085	8,153,803
5.375%	03/13/22		2,950	3,011,242

A1207

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.500%	01/21/21		4,140	$4,210,380
5.625%	01/23/46		9,970	8,215,280
6.375%	02/04/21		5,730	5,942,010
6.500%	01/23/29		1,685	1,669,835
6.500%	06/02/41		17,662	15,987,466
7.190%	09/12/24	MXN	3,700	159,645
Gtd. Notes, MTN
6.750%	09/21/47		9,685	8,890,830
6.875%	08/04/26(a)		13,500	14,071,050
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		300	298,350
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		860	881,500
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		2,135	2,086,963
6.750%	05/01/23		665	683,288
6.875%	06/30/23		450	462,375
Transocean, Inc.,
Gtd. Notes, 144A
9.000%	07/15/23		880	938,300
Tullow Oil PLC (Ghana),
Gtd. Notes
6.250%	04/15/22		1,400	1,405,599
Gtd. Notes, 144A
7.000%	03/01/25		625	628,719
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
Gtd. Notes, 144A
9.750%	04/15/23		800	660,000
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,490,987
3.700%	09/15/26		3,608	3,540,679
3.700%	03/15/28		4,041	3,896,285
4.500%	03/04/29		3,850	3,936,268
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		1,330	1,496,250
YPF SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 144A (Cap N/A, Floor 18.000%)
51.729%(c)	07/07/20		435	174,613

				235,165,464

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		1,888	1,902,160
Gtd. Notes, 144A
6.875%	04/01/27		1,050	1,070,685
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		450	393,750
Sr. Sec’d. Notes, 144A
7.500%	04/01/25(a)		720	687,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	2,735	$2,789,700
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	418,825
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	09/01/27	925	940,031

			8,202,751

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24(a)	2,955	3,112,945
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25	1,410	1,439,531
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	2,340	2,256,626
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	111,000
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	04/03/29	1,190	1,183,634
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	500	497,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24(a)	2,545	2,621,668

			11,222,904

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	7,550	7,566,923
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	3,410	3,614,600
9.250%	04/01/26	1,000	1,094,300
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25(a)	1,890	2,053,107
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	485	497,271
7.000%	03/15/24(a)	815	862,270
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	10,945	11,027,865
Cigna Corp.,
Gtd. Notes, 144A
4.125%	11/15/25	7,735	8,005,592
4.375%	10/15/28(a)	3,360	3,485,228
4.900%	12/15/48(a)	4,100	4,230,775

A1208

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	13,875	$14,098,116
4.100%	03/25/25	7,665	7,869,230
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	700	681,788
4.500%	02/25/26	5,190	5,433,108
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	11,100	10,733,777
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.000%	04/15/24	1,930	1,936,435
6.750%	03/01/28	960	967,789

			84,158,174

Pipelines — 0.6%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,095,838
4.200%	03/23/25	3,760	3,838,033
4.250%	07/15/27	2,600	2,634,697
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,293,986
4.450%	07/15/27	1,330	1,297,086
5.950%	06/01/26	6,820	7,249,086
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27(a)	2,435	2,553,706
5.875%	03/31/25	525	570,938
7.000%	06/30/24	3,615	4,080,612
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	1,625	1,665,625
DCP Midstream LP,
Jr. Sub. Notes
7.375%(ff)	— (rr)	1,320	1,295,250
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	750	876,563
Gtd. Notes, 144A
6.450%	11/03/36	250	256,250
6.750%	09/15/37	1,035	1,066,050
Enbridge, Inc. (Canada),
Sub. Notes
6.000%(ff)	01/15/77	4,130	4,099,025
Energy Transfer Operating LP,
Gtd. Notes
4.500%	04/15/24	955	995,728
4.950%	06/15/28	1,480	1,552,289
5.250%	04/15/29	2,165	2,321,608
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27(a)	1,250	1,248,438
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	1,950	2,028,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	995	$970,810
4.650%	10/15/25	4,515	4,703,874
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	10,460	11,091,959
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	1,300	1,456,727
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	500	495,000
5.750%	04/15/25	540	508,950
Summit Midstream Partners LP,
Jr. Sub. Notes
9.500%(ff)	— (rr)	525	485,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	1,555	1,593,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	75	74,719
5.125%	02/01/25(a)	1,350	1,377,000
5.250%	05/01/23	645	656,571
6.750%	03/15/24	1,290	1,351,275
Gtd. Notes, 144A
6.500%	07/15/27	1,340	1,445,525
6.875%	01/15/29	170	184,663
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	1,565	1,596,957
4.600%	03/15/48	2,165	2,205,237
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	860	808,400
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	467	484,085
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25	2,630	2,684,428
4.000%	09/15/25	985	1,011,660
4.300%	03/04/24	415	431,440
4.850%	03/01/48	2,990	2,978,791

			81,616,379

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	725	731,888

Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,535,431
China Evergrande Group (China),
Sr. Sec’d. Notes
6.250%	06/28/21	1,000	953,883

A1209

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Real Estate (cont’d.)
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
6.550%	03/28/24		512	$509,803
7.625%	03/02/21		900	929,792
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		1,100	1,058,477
8.000%	01/27/24		450	476,247
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
9.125%	07/28/22		900	952,660
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		1,390	1,388,151
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19		5,052	5,048,383
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	(a)	1,350	1,300,914
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.750%	04/23/23		1,220	1,242,270
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
7.900%	05/11/21		1,100	1,134,790

				16,530,801

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25		3,270	3,255,054
3.950%	01/15/27		3,756	3,788,958
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27		2,210	2,160,169
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		1,950	1,943,355
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	5,912,035
3.650%	02/01/26		4,870	4,902,575
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,844,372
3.850%	02/01/25		3,460	3,443,750
3.900%	03/15/27		6,003	5,896,232
4.125%	06/15/26		3,075	3,076,789
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,945	10,182,214
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.450%	02/15/26		4,225	4,411,875
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	5,054,838
3.875%	05/01/24		457	467,956

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		1,355	$1,419,363
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,132,283
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	435,774
4.125%	03/15/28		1,875	1,896,794
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25		3,540	3,653,614
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	(a)	695	719,325
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		4,525	4,604,188
5.250%	08/01/26		1,050	1,080,188
6.375%	03/01/24		975	1,020,094
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		1,400	1,425,273
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		2,835	2,819,644
4.125%	03/15/28		1,450	1,488,717
SBA Tower Trust,
Asset Backed, 144A
2.898%	10/15/44		2,670	2,666,923
3.156%	10/10/45		5,070	5,070,240
3.168%	04/09/47		5,850	5,818,483
3.448%	03/15/48		4,300	4,326,403
3.869%	10/08/49		4,755	4,841,157
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		1,050	1,077,563
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27		3,933	3,874,422
4.600%	02/06/24		8,075	8,309,342
4.875%	06/01/26		1,030	1,072,437
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		754	825,630

				115,918,029

Retail — 0.1%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		1,100	1,144,000
Golden Eagle Retail Group Ltd. (China),
Sr. Unsec’d. Notes
4.625%	05/21/23		1,450	1,348,499
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		3,860	3,915,128

A1210

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Retail (cont’d.)
5.125%	07/02/22	6,870	$7,197,869
Sonic Automotive, Inc.,
Gtd. Notes
6.125%	03/15/27(a)	940	853,050
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,143	988,695
6.875%	11/15/37	374	377,740

			15,824,981

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24(a)	300	314,064
7.500%	08/15/22(a)	985	1,099,506
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	1,850	1,773,146
3.625%	01/15/24(a)	7,980	7,959,479
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/26	3,965	3,935,699
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	4,215	4,450,281
Qorvo, Inc.,
Gtd. Notes, 144A
5.500%	07/15/26	1,410	1,455,966
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	2,975	3,153,500

			24,141,641

Software — 0.1%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25(a)	1,410	1,401,188
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	1,915	1,891,063
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	1,125	1,158,750
First Data Corp.,
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	525	538,584
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	3,324	3,602,950
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,270	1,282,700

			9,875,235

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	1,365	1,388,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications — 0.7%
Altice SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,215	$2,170,700
8.125%	02/01/27	1,190	1,203,388
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24(a)	2,100	2,099,370
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.350%	05/20/24	900	931,365
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	925	927,313
7.500%	10/15/26	950	978,500
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24(a)	980	1,036,350
CommScope Finance LLC,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	750	767,093
Sr. Unsec’d. Notes, 144A
8.250%	03/01/27	680	705,500
Crown Castle Towers LLC,
Asset Backed, 144A
3.222%	05/15/42	415	415,949
3.663%	05/15/45	4,425	4,472,316
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
4.375%	06/21/28	12,870	13,408,388
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	1,632	1,428,000
HTA Group Ltd. (Congo),
Gtd. Notes
9.125%	03/08/22	850	886,465
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,365	2,317,700
7.625%	06/15/21	610	655,756
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
8.500%	10/15/24(a)	3,385	3,291,913
9.750%	07/15/25	2,415	2,451,950
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	2,515	2,892,250
Iridium Communications, Inc.,
Sr. Unsec’d. Notes, 144A
10.250%	04/15/23	2,725	2,997,500
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	353,063
5.375%	01/15/24	690	702,834
MTN Mauritius Investment Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26	1,300	1,320,149
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	3,000	2,921,657
Sr. Sec’d. Notes, 144A

A1211

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.625%	04/24/28		1,515	$1,475,437
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25	(a)	1,300	1,266,850
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,006,149
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		935	986,519
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	(a)	1,300	1,498,250
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		3,130	3,286,500
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27		850	862,325
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24	(a)	2,165	2,332,788
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	(a)	4,075	4,350,063
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24		1,300	1,155,699
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		1,190	1,137,081
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25		4,465	4,517,583
4.672%	03/15/55		1,080	1,100,324
4.750%	11/01/41		1,195	1,261,813
4.862%	08/21/46		4,325	4,608,027
5.012%	04/15/49		2,715	2,964,213
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27		710	722,503
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		4,175	4,254,796
4.375%	05/30/28		12,890	13,101,688
5.000%	05/30/38		3,040	3,002,531
WTT Investment Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22		500	496,945
Gtd. Notes, 144A
5.500%	11/21/22		560	556,578

				107,280,131

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	1,042,485
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24		400	418,499

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Transportation (cont’d.)
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24		855	$909,464
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25		590	595,900

				2,966,348

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.125%	10/01/23		1,360	1,383,800
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24		1,765	1,787,063
5.250%	11/15/21		1,520	1,550,400
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
5.250%	10/15/24	(a)	980	940,800
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	736,300
5.250%	08/15/22		2,150	2,203,535
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		3,645	3,600,789
4.125%	07/15/23		526	537,317

				12,740,004

TOTAL CORPORATE BONDS (cost $1,981,707,756)				1,981,294,058

MUNICIPAL BONDS — 0.6%

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		3,630	5,176,779
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40		1,230	1,795,640
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40		1,505	1,980,685
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49		2,980	4,504,479
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49		275	379,506
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		600	868,218
7.550%	04/01/39		2,475	3,758,832
7.600%	11/01/40		195	302,736
7.625%	03/01/40		2,990	4,528,893
University of California,
Revenue Bonds
4.601%	05/15/31		4,900	5,468,547

				28,764,315

A1212

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	$1,323,876

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	146,740

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	809,141
2.995%	07/01/20	3,695	3,714,510

			4,523,651

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	640,080
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,605,493

			3,245,573

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,450,525
5.888%	07/01/43	2,120	2,731,281

			4,181,806

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,573,645
6.271%	12/01/37	2,630	3,495,559
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,900,106
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,064,034
Revenue Bonds, BABs
5.508%	08/01/37	3,275	3,975,916
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	361,593
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,520,321

			23,891,174

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,150,395

Ohio — 0.0%
JobsOhio Beverage System,

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Ohio (cont’d.)
Revenue Bonds
4.532%	01/01/35	2,920	$3,281,496

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	71,166

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
8.000%	07/01/35	2,000	1,037,500

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,502,428

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,842,798

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,472,134

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,380,950
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,717,666
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,189,450
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,900,718

			6,188,784

TOTAL MUNICIPAL BONDS (cost $84,104,901)			89,623,836

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Angel Oak Mortgage Trust I LLC,
Series 2019-2, Class A1, 144A
3.628%(cc)	03/25/49	6,370	6,367,904
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	465	462,042
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	1,470	1,464,089
Series 2018-1, Class A2, 144A
2.981%(cc)	02/25/48	422	420,169
Series 2018-4, Class A1, 144A
4.006%(cc)	12/28/48	6,762	6,805,944

A1213

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M1, 1 Month LIBOR + 0.750%, 144A
3.236%(c)	04/25/31	2,174	$2,172,792
Deephaven Residential Mortgage Trust,
Series 2018-2A, Class A1, 144A
3.479%(cc)	04/25/58	3,440	3,456,560
Series 2018-3A, Class A1, 144A
3.789%(cc)	08/25/58	6,554	6,607,341
Series 2018-4A, Class A1, 144A
4.080%(cc)	10/25/58	11,453	11,594,411
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.786%(c)	07/25/29	1,962	1,970,061
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.436%(c)	10/25/29	2,271	2,275,024
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/30	1,210	1,210,286
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
3.136%(c)	05/25/30	2,018	2,016,784
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
3.086%(c)	07/25/30	1,778	1,774,264
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.166%(c)	10/25/30	1,666	1,665,172
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720%
3.206%(c)	01/25/31	4,754	4,752,532
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550%
3.036%(c)	03/25/31	2,719	2,715,215
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	659
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	4,130	4,257,715
FirstKey Mortgage Trust,
Series 2014-1, Class B2, 144A
4.013%(cc)	11/25/44	1,773	1,829,341
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	77	78,518
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M2, 1 Month LIBOR + 2.200%
4.686%(c)	09/25/24	1,545	1,574,436
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%
4.336%(c)	10/25/27	3,204	3,237,183
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.336%(c)	04/25/28	1,329	1,360,211
Series 2015-HQ2, Class M2, 1 Month LIBOR + 1.950%
4.436%(c)	05/25/25	4,514	4,588,582
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
5.386%(c)	07/25/28	1,447	1,472,123
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.836%(c)	03/25/29	2,046	2,063,816
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	07/25/29	720	723,405
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	10/25/29	2,331	2,343,162
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.236%(c)	03/25/30	1,306	$1,304,766
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	08/25/29	1,788	1,792,988
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
3.286%(c)	12/25/29	493	493,531
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
3.036%(c)	04/25/30	483	482,561
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.936%(c)	07/25/30	1,637	1,629,119
Series 2018-HQA1, Class M1, 1 Month LIBOR + 0.700%
3.186%(c)	09/25/30	6,791	6,786,649
Series 2018-SPI1, Class M1, 144A
3.744%(cc)	02/25/48	1,815	1,815,838
Series 2018-SPI3, Class M1, 144A
4.167%(cc)	08/25/48	2,459	2,476,085
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.597%(cc)	12/25/46	5,169	5,167,840
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	3,877	3,850,518
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,822	305,843
Series 2017-184, Class JH
3.000%	12/20/47	4,008	4,012,884
Series 2018-122, Class FE, 1 Month LIBOR + 0.300%
2.788%(c)	09/20/48	2,745	2,722,327
Series 2018-8, Class DA
3.000%	11/20/47	3,235	3,225,964
Series 2019-21, Class FL, 1 Month LIBOR + 0.450%
2.938%(c)	02/20/49	3,249	3,245,611
Series 2019-23, Class NF, 1 Month LIBOR + 0.450%
2.938%(c)	02/20/49	2,539	2,536,962
Series 2010-103, Class IN, IO
4.500%	02/20/39	49	1,648
Series 2010-164, Class MI, IO
4.000%	09/20/37	108	189
Series 2011-41, Class AI, IO
4.500%	12/20/39	222	11,053
Series 2011-88, Class EI, IO
4.500%	11/20/39	178	5,954
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,950	152,966
Series 2013-24, Class OI, IO
4.000%	02/20/43	766	143,050
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.456%(cc)	07/25/44	563	554,154
Homeward Opportunities Fund I Trust,
Series 2018-1, Class A3, 144A
3.999%(cc)	06/25/48	2,439	2,458,072
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	7,754	7,852,395
New Residential Mortgage Loan Trust,
Series 2019-NQM2, Class A1, 144A
3.600%(cc)	04/25/49	2,610	2,622,354

A1214

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55		950	$912,250
Sequoia Mortgage Trust,
Series 2017-5, Class B1, 144A
3.879%(cc)	08/25/47		2,236	2,265,045
Series 2018-CH1, Class A2, 144A
3.500%(cc)	02/25/48		1,535	1,544,382
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48		10,619	10,798,208
STACR Trust,
Series 2018-DNA3, Class M1, 1 Month LIBOR + 0.750%,144A
3.236%(c)	09/25/48		2,495	2,492,429
Series 2018-HRP2, Class M1, 1 Month LIBOR + 0.850%,144A
3.336%(c)	02/25/47		5,390	5,389,995
Starwood Mortgage Residential Trust,
Series 2018-IMC2, Class A1, 144A
4.121%(cc)	10/25/48		9,540	9,682,073
Series 2019-IMC1, Class A1, 144A
3.468%(cc)	04/25/49		3,825	3,823,762
Verus Securitization Trust,
Series 2018-2, Class A1, 144A
3.677%(cc)	06/01/58		3,695	3,730,004
Series 2018-2, Class A2, 144A
3.779%(cc)	06/01/58		1,968	1,981,261
Series 2018-3, Class A1, 144A
4.108%(cc)	10/25/58		5,509	5,599,135
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58		1,285	1,285,090
Series 2019-INV1, Class A1, 144A
3.402%(cc)	12/25/59		4,415	4,413,559

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $189,965,544)				190,828,255

SOVEREIGN BONDS — 2.7%
Argentina POM Politica Monetaria (Argentina),
Bonds
67.546%(cc)	06/21/20	ARS	51,000	1,296,378
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35		9,730	372,659
3.750%(cc)	12/31/38		1,000	577,500
5.875%	01/11/28		4,340	3,328,780
6.875%	01/26/27		800	647,200
7.125%	07/06/36		1,000	767,500
7.500%	04/22/26		24,600	20,860,800
8.280%	12/31/33		13,544	11,207,401
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes,144A
6.000%	11/21/28		7,635	8,009,115
Benin Government International Bond (BJ),
Sr. Unsec’d. Notes, 144A
5.750%	03/26/26	EUR	2,800	3,117,358
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	932,156

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
4.750%	02/15/29		4,410	$4,652,550
4.854%	02/06/24		2,414	2,553,095
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/23	BRL	2,200	593,067
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28		6,850	6,904,869
5.000%	01/27/45		2,170	1,998,570
5.625%	01/07/41		3,770	3,779,463
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		900	927,909
4.500%	03/15/29		2,885	3,046,560
5.000%	06/15/45		2,345	2,460,374
5.625%	02/26/44		3,350	3,776,120
6.125%	01/18/41		2,615	3,089,649
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		325	307,535
4.375%	04/30/25		1,970	1,809,957
7.000%	04/04/44		515	491,181
7.158%	03/12/45		485	468,025
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23		1,630	1,690,522
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		2,100	2,157,771
6.850%	01/27/45		4,700	5,028,999
7.450%	04/30/44		545	614,488
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		6,200	6,168,999
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22		2,700	3,017,249
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
7.600%	03/01/29		1,135	1,165,043
8.500%	01/31/47		3,995	4,073,006
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		2,055	1,995,939
7.650%	06/15/35		600	624,005
8.625%	02/28/29		1,275	1,415,263
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		615	602,706
8.625%	02/28/29		5,155	5,722,102
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
4.250%	09/18/22		1,900	1,673,391
Sr. Unsec’d. Notes, MTN
5.375%	02/08/21		600	572,279
Export Import Bank of Thailand (Thailand),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.900%
3.544%(c)	11/20/23		642	643,282
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	481,098

A1215

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		600	$730,211
Sr. Unsec’d. Notes
8.125%	01/18/26		8,470	8,683,443
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		352	321,757
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24		4,800	4,271,999
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		600	590,749
4.750%	02/11/29		1,175	1,258,235
8.500%	10/12/35		425	604,973
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		3,445	3,488,479
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,325	4,432,481
4.625%	04/15/43		3,700	3,709,132
5.250%	01/17/42		2,600	2,792,228
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
9.000%	03/15/29	IDR	20,500,000	1,562,559
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.950%	11/10/21		600	594,749
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		5,475	5,183,791
6.375%	03/03/28		2,000	1,948,359
6.625%	03/22/48	EUR	1,200	1,281,520
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		2,500	2,993,750
8.000%	03/15/39		2,100	2,512,146
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		800	807,663
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.850%	03/23/27		2,900	2,330,933
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		1,800	1,734,300
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		9,995	10,204,895
4.750%	03/08/44		2,800	2,751,000
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	605,969
Sr. Unsec’d. Notes, MTN
5.125%	12/05/22		4,660	4,651,603
10.875%	04/06/21		1,140	1,270,297
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30		3,100	3,099,157
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		2,000	1,976,071

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Sr. Unsec’d. Notes, MTN, 144A
6.500%	11/28/27			1,040	$1,027,557
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26			2,050	1,872,540
5.375%	03/08/27			1,650	1,534,499
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26			3,020	2,758,571
6.750%	01/17/48			2,450	2,173,763
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27			2,100	2,068,499
8.250%	04/15/24			420	448,433
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50			545	568,980
7.125%	01/29/26			1,000	1,220,000
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24			5,400	5,572,800
4.550%	03/29/26			11,105	11,535,319
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	(a)		1,680	1,715,347
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21			7,495	7,497,485
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24			675	558,563
9.950%	06/09/21			1,000	932,499
Unsec’d. Notes, Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor
15.000%)
45.784%(c)	05/31/22		ARS	16,651	347,475
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23			2,195	2,257,492
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26		ZAR	19,600	1,498,178
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28			20,400	19,041,360
4.850%	09/27/27			3,645	3,553,744
5.375%	07/24/44			800	744,032
5.650%	09/27/47			2,850	2,713,582
5.875%	09/16/25			1,750	1,845,953
6.250%	03/08/41			2,150	2,224,412
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
3.250%	10/26/26			1,900	1,849,050
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28		EUR	2,500	2,769,838
Unsec’d. Notes
6.250%	05/23/33			1,700	1,631,986
Unsec’d. Notes, 144A
6.250%	05/23/33			1,350	1,295,989

A1216

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21	7,610	$8,261,415
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22	3,000	2,992,415
6.125%	06/03/25	2,560	2,489,679
6.200%	05/11/27	2,985	2,864,902
6.250%	07/27/21	4,600	4,657,141
6.825%	07/18/26	1,100	1,100,204
6.850%	11/03/25	1,560	1,570,613
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26	1,455	1,455,269
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26	3,500	2,939,608
4.875%	10/09/26	3,965	3,419,813
4.875%	04/16/43	1,750	1,294,593
5.125%	03/25/22	825	794,734
6.000%	03/25/27	10,635	9,714,924
6.250%	09/26/22	16,600	16,370,588
6.875%	03/17/36	4,450	4,045,762
7.250%	12/23/23	3,090	3,110,827
7.375%	02/05/25	3,400	3,412,784
11.875%	01/15/30	500	643,002
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20	4,475	4,458,219
7.750%	09/01/21	1,600	1,587,999
7.750%	09/01/23	700	680,819
7.750%	09/01/25	4,700	4,472,989
9.750%	11/01/28	3,500	3,604,999
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40	850	541,875
7.750%	09/01/21	2,000	1,985,000
7.750%	09/01/23	2,077	2,020,090
9.750%	11/01/28	1,330	1,369,900
Uzbekistan Bond (Uzbekistan),
Notes, MTN, 144A
4.750%	02/20/24	2,810	2,793,972
5.375%	02/20/29	645	640,046
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20	4,725	1,358,438
7.750%	10/13/19	5,500	1,553,749
9.250%	09/15/27	2,200	687,500
11.750%	10/21/26	2,250	697,499
11.950%	08/05/31	1,200	359,999
12.750%	08/23/22	3,025	888,594
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,700	2,825,088
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,301,924

TOTAL SOVEREIGN BONDS (cost $400,096,187)			391,239,280

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	47	47,326

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/43	56	$56,018
3.000%	02/01/43	411	411,890
3.000%	02/01/43	169	169,123
3.000%	02/01/43	47	46,746
3.000%	02/01/43	24	23,801
3.000%	03/01/43	160	160,474
3.000%	03/01/43	136	136,089
3.000%	03/01/43	73	73,004
3.000%	03/01/45	45	44,499
3.000%	04/01/45	205	204,996
3.000%	05/01/45	3,355	3,350,012
3.000%	06/01/45	332	331,707
3.000%	06/01/45	68	68,037
3.000%	07/01/45	220	219,854
3.500%	04/01/42	409	418,386
3.500%	04/01/42	34	34,475
3.500%	08/01/42	549	561,542
3.500%	08/01/42	118	120,200
3.500%	08/01/42	113	115,213
3.500%	09/01/42	985	1,003,768
3.500%	09/01/42	124	126,829
3.500%	09/01/42	17	17,382
3.500%	10/01/42	146	149,283
3.500%	10/01/42	10	10,673
3.500%	11/01/42	3,416	3,479,380
3.500%	11/01/42	75	76,979
3.500%	12/01/42	840	858,413
3.500%	01/01/43	814	831,482
3.500%	03/01/43	3,389	3,464,198
3.500%	04/01/43	799	816,117
3.500%	04/01/43	111	113,406
3.500%	04/01/43	29	29,202
3.500%	05/01/43	2,035	2,079,283
3.500%	10/01/43	246	250,810
3.500%	01/01/44	787	804,779
3.500%	03/01/44	1,296	1,319,728
3.500%	05/01/45	720	733,908
3.500%	06/01/45	841	856,858
3.500%	06/01/45	131	133,806
3.500%	03/01/46	1,555	1,590,865
4.000%	06/01/33	456	474,289
4.000%	10/01/40	38	39,063
4.000%	10/01/40	28	28,777
4.000%	10/01/40	10	10,883
4.000%	11/01/40	26	26,535
4.000%	12/01/40	1,547	1,605,244
4.000%	12/01/40	1,156	1,204,311
4.000%	12/01/40	605	627,926
4.000%	12/01/40	8	8,804
4.000%	02/01/41	392	406,673
4.000%	04/01/41	2,310	2,398,094
4.000%	10/01/41	470	487,819
4.000%	10/01/41	163	169,370
4.000%	12/01/41	345	358,370
4.000%	03/01/42	29	30,254
4.000%	04/01/42	212	220,703
4.000%	04/01/42	70	73,320
4.000%	04/01/42	38	39,920

A1217

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	05/01/43	256		$265,323
4.500%	04/01/19	—	(r)	21
4.500%	09/01/23	130		133,639
4.500%	05/01/39	154		164,670
4.500%	06/01/39	94		100,012
4.500%	08/01/39	846		895,503
4.500%	10/01/39	1,187		1,257,094
4.500%	10/01/39	1,152		1,219,414
4.500%	10/01/39	61		64,434
4.500%	10/01/39	18		18,588
4.500%	12/01/39	81		85,706
4.500%	03/01/40	190		201,266
4.500%	05/01/40	80		84,845
4.500%	08/01/40	281		297,915
4.500%	10/01/40	206		218,472
4.500%	02/01/41	85		90,125
4.500%	02/01/41	53		55,954
4.500%	02/01/41	48		51,273
4.500%	02/01/41	30		31,968
4.500%	03/01/41	140		147,937
4.500%	04/01/41	601		636,731
4.500%	04/01/41	229		242,438
4.500%	10/01/41	1,980		2,096,918
4.500%	02/01/44	47		49,457
4.500%	03/01/44	125		131,368
4.500%	03/01/44	76		79,859
4.500%	03/01/44	64		66,825
4.500%	03/01/44	23		24,028
5.000%	06/01/23	53		55,037
5.000%	07/01/25	1		890
5.000%	07/01/33	1		1,139
5.000%	11/01/33	12		13,127
5.000%	11/01/33	7		7,793
5.000%	11/01/33	7		7,456
5.000%	11/01/33	5		5,384
5.000%	07/01/35	1,881		2,027,870
5.000%	11/01/35	229		248,376
5.000%	12/01/35	3		3,446
5.000%	04/01/40	153		165,494
5.000%	04/01/40	18		19,621
5.000%	06/01/40	127		138,201
5.000%	07/01/40	108		116,785
5.000%	07/01/40	17		18,215
5.000%	08/01/40	588		634,708
5.000%	08/01/40	187		201,898
5.000%	08/01/40	79		85,476
5.000%	06/01/41	249		271,417
5.000%	07/01/41	113		122,559
5.000%	07/01/41	113		122,024
5.000%	07/01/41	89		96,223
5.000%	07/01/41	31		33,038
5.500%	09/01/20	5		5,454
5.500%	09/01/20	3		3,054
5.500%	09/01/20	3		2,613
5.500%	03/01/34	65		70,944
5.500%	07/01/35	44		48,412
5.500%	01/01/38	1,194		1,311,973
5.500%	06/01/41	454		498,360

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	10/01/32	—	(r)	$299
6.000%	03/01/33	14		14,897
6.000%	12/01/33	368		405,078
6.000%	12/01/33	28		31,342
6.000%	06/01/37	3		2,939
6.000%	07/01/38	7		8,117
6.000%	08/01/38	14		15,383
6.500%	08/01/36	22		25,558
6.500%	09/01/39	59		66,281
7.000%	06/01/32	1		1,428
7.000%	06/01/32	1		1,050
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
4.530%(c)	10/01/36	3		3,537
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.445%
4.195%(c)	10/01/36	2		2,173
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
3.936%(c)	04/01/37	75		78,277
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.723%
4.723%(c)	01/01/36	3		3,410
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725%
4.475%(c)	07/01/35	3		3,465
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733%
4.858%(c)	02/01/37	40		42,359
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.744%
4.868%(c)	02/01/37	11		11,471
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
4.835%(c)	02/01/35	30		31,470
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785%
4.535%(c)	09/01/32	—	(r)	407
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.797%
4.632%(c)	03/01/36	10		10,979
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.815%
4.763%(c)	01/01/37	9		9,825
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.850%
4.931%(c)	02/01/37	14		14,231
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
4.775%(c)	11/01/35	1		1,580
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.979%
4.847%(c)	11/01/36	6		6,540
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
4.884%(c)	12/01/36	2		1,645
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.163%
5.203%(c)	02/01/37	18		19,133
Federal National Mortgage Assoc.
2.500%	11/01/29	28		27,423
2.500%	07/01/30	2,368		2,356,570
2.500%	07/01/30	1,526		1,518,366
2.500%	01/01/31	281		279,578
2.500%	01/01/32	3,394		3,376,534
2.500%	06/01/32	12,533		12,461,526
2.500%	11/01/42	381		370,218
2.500%	01/01/43	93		90,987
2.500%	02/01/43	4,893		4,774,514
2.500%	02/01/43	82		80,142
2.500%	03/01/43	461		449,676
2.500%	03/01/43	259		252,913
2.500%	07/01/46	26		24,942

A1218

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/27	512	$518,898
3.000%	10/01/28	4,932	4,985,675
3.000%	11/01/28	1,118	1,130,536
3.000%	02/01/29	1,150	1,160,853
3.000%	10/01/32	2,317	2,338,967
3.000%	04/01/33	1,508	1,521,891
3.000%	04/01/33	28	28,366
3.000%	06/01/33	48	47,737
3.000%	11/01/36	5,795	5,846,169
3.000%	10/01/37	5,797	5,854,328
3.000%	03/01/38	4,226	4,252,402
3.000%	09/01/42	528	528,543
3.000%	10/01/42	1,453	1,454,122
3.000%	10/01/42	513	512,921
3.000%	11/01/42	332	332,613
3.000%	11/01/42	282	282,367
3.000%	01/01/43	46	45,671
3.000%	02/01/43	224	224,639
3.000%	02/01/43	66	65,658
3.000%	02/01/43	49	49,040
3.000%	02/01/43	47	47,023
3.000%	02/01/43	29	28,667
3.000%	02/01/43	13	13,430
3.000%	02/01/43	11	10,947
3.000%	03/01/43	611	611,555
3.000%	03/01/43	128	128,248
3.000%	03/01/43	57	56,797
3.000%	04/01/43	7,885	7,890,308
3.000%	04/01/43	50	50,078
3.000%	04/01/43	19	18,532
3.000%	05/01/43	180	179,916
3.000%	05/01/43	117	117,026
3.000%	05/01/43	52	52,142
3.000%	08/01/43	6,462	6,449,647
3.000%	08/01/43	1,454	1,455,128
3.000%	08/01/43	808	810,084
3.000%	08/01/43	126	126,237
3.000%	02/01/44	197	197,456
3.000%	09/01/44	328	327,722
3.000%	12/01/44	17	16,632
3.000%	04/01/45	136	135,475
3.000%	05/01/45	334	333,688
3.000%	05/01/45	18	17,731
3.000%	07/01/45	143	143,196
3.000%	07/01/45	140	139,824
3.000%	08/01/45	868	866,387
3.000%	09/01/45	286	285,269
3.000%	08/01/46	664	665,237
3.000%	09/01/46	699	696,520
3.000%	10/01/46	14,422	14,391,115
3.000%	10/01/46	6,755	6,734,426
3.000%	10/01/46	4,491	4,478,832
3.000%	10/01/46	421	420,160
3.000%	11/01/46	7,559	7,537,890
3.000%	11/01/46	5,503	5,484,651
3.000%	11/01/46	4,585	4,576,495
3.000%	11/01/46	2,490	2,485,670
3.000%	11/01/46	2,065	2,061,554

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	11/01/46	1,344	$1,341,763
3.000%	11/01/46	907	905,205
3.000%	12/01/46	13,856	13,831,280
3.000%	12/01/46	6,732	6,720,665
3.000%	12/01/46	6,731	6,718,624
3.000%	12/01/46	5,989	5,972,877
3.000%	12/01/46	4,429	4,417,022
3.000%	12/01/46	1,177	1,175,317
3.000%	01/01/47	3,806	3,798,652
3.000%	11/01/48	7,012	6,983,262
3.000%	TBA	18,320	18,488,474
3.000%	TBA	28,045	27,892,928
3.500%	TBA	36,040	36,528,489
3.500%	10/01/28	645	661,436
3.500%	07/01/30	108	110,827
3.500%	08/01/30	561	575,307
3.500%	11/01/32	4,630	4,745,240
3.500%	05/01/33	10,002	10,231,831
3.500%	01/01/34	113	115,911
3.500%	01/01/34	74	75,949
3.500%	01/01/34	35	36,128
3.500%	01/01/34	14	14,888
3.500%	02/01/35	386	396,981
3.500%	01/01/36	3,521	3,620,390
3.500%	12/01/41	188	191,591
3.500%	06/01/42	706	719,276
3.500%	06/01/42	443	451,234
3.500%	07/01/42	4,692	4,781,039
3.500%	07/01/42	603	614,647
3.500%	08/01/42	1,200	1,222,822
3.500%	09/01/42	1,666	1,697,943
3.500%	10/01/42	3,665	3,734,844
3.500%	11/01/42	270	275,766
3.500%	01/01/43	1,494	1,522,844
3.500%	01/01/43	1,033	1,052,599
3.500%	01/01/43	278	282,816
3.500%	03/01/43	5,767	5,876,976
3.500%	04/01/43	225	229,752
3.500%	06/01/43	5,600	5,706,677
3.500%	06/01/43	845	862,214
3.500%	06/01/43	725	742,167
3.500%	07/01/43	966	988,856
3.500%	07/01/43	561	572,929
3.500%	07/01/43	365	373,493
3.500%	07/01/43	255	259,961
3.500%	07/01/43	173	176,960
3.500%	08/01/43	1,944	1,981,408
3.500%	08/01/43	292	297,793
3.500%	08/01/43	248	252,832
3.500%	09/01/43	2,525	2,581,204
3.500%	10/01/43	963	981,029
3.500%	01/01/44	4,423	4,507,864
3.500%	01/01/44	2,840	2,908,564
3.500%	01/01/44	975	993,844
3.500%	03/01/44	1,155	1,181,940
3.500%	07/01/44	726	741,335
3.500%	12/01/44	2,850	2,905,382
3.500%	12/01/44	2,663	2,713,527

A1219

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	02/01/45	1,260		$1,284,532
3.500%	03/01/45	3,623		3,704,384
3.500%	04/01/45	8,079		8,241,630
3.500%	04/01/45	5,793		5,892,506
3.500%	06/01/45	6,183		6,289,414
3.500%	07/01/45	3,981		4,054,815
3.500%	09/01/45	9,814		9,996,099
3.500%	11/01/45	11,080		11,271,111
3.500%	11/01/45	138		140,697
3.500%	12/01/45	29,145		29,648,070
3.500%	12/01/45	1,615		1,640,004
3.500%	12/01/45	1,432		1,457,050
3.500%	01/01/46	2,283		2,322,252
3.500%	01/01/46	1,770		1,805,091
3.500%	01/01/46	1,348		1,375,085
3.500%	04/01/46	10,421		10,597,164
3.500%	05/01/46	1,700		1,732,075
3.500%	06/01/46	1,773		1,822,966
3.500%	04/01/47	2,516		2,556,208
3.500%	04/01/48	8,797		8,932,761
3.500%	06/01/48	6,466		6,565,126
4.000%	TBA	26,260		27,011,091
4.000%	11/01/40	6,807		7,060,029
4.000%	11/01/40	1,661		1,722,822
4.000%	12/01/40	3,627		3,761,597
4.000%	12/01/40	1,810		1,877,011
4.000%	01/01/41	1,127		1,168,640
4.000%	01/01/41	193		200,608
4.000%	02/01/41	704		730,179
4.000%	02/01/41	216		224,262
4.000%	03/01/41	1,725		1,788,902
4.000%	04/01/41	621		644,568
4.000%	10/01/41	3,355		3,479,988
4.000%	10/01/41	702		727,932
4.000%	11/01/41	590		612,176
4.000%	01/01/42	4,043		4,193,582
4.000%	01/01/42	1,204		1,249,152
4.000%	01/01/42	822		853,038
4.000%	02/01/42	866		898,727
4.000%	02/01/42	645		669,381
4.000%	02/01/42	74		76,918
4.000%	08/01/42	2,341		2,427,924
4.000%	09/01/43	6,206		6,432,644
4.000%	11/01/44	5,344		5,527,185
4.000%	05/01/45	444		459,366
4.000%	06/01/45	13,541		14,004,307
4.000%	07/01/45	264		273,313
4.000%	09/01/45	626		647,525
4.000%	10/01/45	1,245		1,287,399
4.000%	12/01/45	1,257		1,299,409
4.000%	03/01/46	7,720		8,017,283
4.000%	03/01/46	6,763		6,994,104
4.000%	09/01/46	461		476,790
4.000%	06/01/47	12,549		12,969,373
4.000%	08/01/47	3,588		3,708,606
4.000%	07/01/48	36,980		38,125,566
4.500%	05/01/19	—	(r)	71
4.500%	11/01/19	—	(r)	97

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	11/01/20	2	$1,766
4.500%	04/01/23	67	69,100
4.500%	12/01/23	2	1,952
4.500%	08/01/24	23	23,702
4.500%	04/01/26	446	458,539
4.500%	04/01/26	102	105,223
4.500%	07/01/26	45	46,660
4.500%	10/01/26	185	189,729
4.500%	01/01/27	751	772,232
4.500%	09/01/39	714	754,374
4.500%	12/01/39	1,733	1,831,184
4.500%	12/01/39	967	1,022,453
4.500%	04/01/40	1,206	1,274,699
4.500%	07/01/40	126	134,232
4.500%	09/01/40	1,818	1,922,399
4.500%	11/01/40	2,434	2,565,838
4.500%	12/01/40	1,262	1,334,474
4.500%	12/01/40	209	220,876
4.500%	02/01/41	720	761,175
4.500%	02/01/41	375	396,498
4.500%	02/01/41	254	268,293
4.500%	05/01/41	53	56,247
4.500%	06/01/41	186	196,930
4.500%	06/01/41	151	159,359
4.500%	08/01/41	49	51,486
4.500%	10/01/41	29	31,183
4.500%	10/01/41	26	27,978
4.500%	11/01/41	706	746,300
4.500%	11/01/41	29	30,992
4.500%	04/01/42	289	305,290
4.500%	08/01/42	73	76,869
4.500%	09/01/42	176	185,483
4.500%	09/01/42	90	95,459
4.500%	09/01/42	56	58,648
4.500%	10/01/42	427	451,594
4.500%	09/01/43	141	148,036
4.500%	10/01/43	122	128,084
4.500%	11/01/43	108	114,097
4.500%	06/01/44	132	139,348
4.500%	08/01/44	334	351,576
4.500%	10/01/44	227	239,943
4.500%	11/01/44	423	445,550
4.500%	12/01/44	222	231,597
4.500%	02/01/45	214	225,830
4.500%	02/01/45	92	97,028
4.500%	11/01/47	4,391	4,668,898
4.500%	05/01/48	12,828	13,650,017
4.500%	05/01/48	11,791	12,335,053
4.500%	09/01/48	1,924	2,012,293
4.500%	11/01/48	1,465	1,531,454
4.500%	TBA	11,620	12,106,814
5.000%	12/01/19	1	1,243
5.000%	01/01/20	1	541
5.000%	05/01/20	3	3,518
5.000%	12/01/20	17	17,737
5.000%	02/01/21	9	8,743
5.000%	06/01/23	3	2,860
5.000%	09/01/23	608	642,751

A1220

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	01/01/24	82		$84,080
5.000%	06/01/24	46		46,761
5.000%	09/01/25	54		55,935
5.000%	04/01/34	15		16,196
5.000%	07/01/34	15		15,960
5.000%	03/01/35	633		681,336
5.000%	04/01/35	728		783,432
5.000%	04/01/35	69		74,124
5.000%	05/01/35	87		93,709
5.000%	06/01/35	86		92,502
5.000%	06/01/35	39		42,032
5.000%	06/01/35	23		24,531
5.000%	09/01/35	53		56,576
5.000%	10/01/35	578		622,321
5.000%	10/01/35	106		114,139
5.000%	03/01/36	202		216,918
5.000%	12/01/36	847		911,456
5.000%	12/01/36	18		19,199
5.000%	07/01/37	14		15,203
5.000%	02/01/38	75		81,157
5.000%	05/01/38	476		511,718
5.000%	06/01/39	60		64,434
5.000%	06/01/40	297		320,141
5.000%	08/01/40	523		563,923
5.000%	04/01/41	946		1,020,064
5.000%	06/01/41	203		218,834
5.000%	06/01/41	41		43,760
5.000%	08/01/41	118		127,251
5.000%	09/01/41	543		580,650
5.000%	01/01/42	576		620,706
5.000%	02/01/42	153		164,899
5.000%	05/01/42	324		349,603
5.000%	07/01/42	737		794,635
5.000%	11/01/44	1,231		1,327,582
5.000%	08/01/48	2,588		2,735,691
5.000%	08/01/48	1,821		1,924,592
5.000%	12/01/48	3,965		4,197,648
5.000%	TBA	7,895		8,346,621
5.500%	TBA	2,765		2,952,082
5.500%	07/01/19	—	(r)	128
5.500%	08/01/19	1		628
5.500%	09/01/19	8		8,161
5.500%	09/01/19	1		883
5.500%	10/01/19	—	(r)	218
5.500%	07/01/20	2		1,669
5.500%	08/01/21	2		1,741
5.500%	09/01/21	4		4,413
5.500%	09/01/21	2		1,895
5.500%	09/01/21	1		1,366
5.500%	11/01/21	9		9,352
5.500%	03/01/22	5		5,306
5.500%	03/01/22	—	(r)	169
5.500%	05/01/22	1		1,141
5.500%	07/01/22	2		1,506
5.500%	07/01/22	1		681
5.500%	08/01/22	8		8,241
5.500%	08/01/22	—	(r)	136
5.500%	01/01/23	103		106,330

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	09/01/34	255		$280,822
5.500%	11/01/34	20		22,161
5.500%	12/01/34	76		84,045
5.500%	04/01/35	52		57,462
5.500%	11/01/35	239		262,869
5.500%	12/01/35	66		72,515
5.500%	01/01/36	68		74,593
5.500%	01/01/36	9		10,212
5.500%	03/01/36	15		16,155
5.500%	03/01/36	9		10,187
5.500%	05/01/36	636		700,127
5.500%	05/01/36	317		347,805
5.500%	07/01/36	1,337		1,470,827
5.500%	11/01/36	6		6,253
5.500%	08/01/37	738		811,931
5.500%	08/01/37	403		443,585
5.500%	08/01/37	96		105,457
5.500%	08/01/37	15		16,334
5.500%	09/01/37	257		282,542
5.500%	02/01/38	634		697,500
5.500%	02/01/38	99		108,614
5.500%	09/01/38	363		399,769
5.500%	04/01/39	190		210,065
5.500%	05/01/39	216		235,514
5.500%	03/01/40	403		443,679
5.500%	03/01/41	3,047		3,352,206
5.500%	09/01/41	619		677,293
5.500%	09/01/41	3		3,585
6.000%	04/01/21	2		2,344
6.000%	07/01/21	—	(r)	108
6.000%	11/01/32	15		16,479
6.000%	03/01/33	16		17,429
6.000%	04/01/33	22		24,094
6.000%	02/01/34	154		169,566
6.000%	08/01/34	12		13,447
6.000%	11/01/34	663		731,097
6.000%	11/01/34	11		11,636
6.000%	11/01/35	108		119,625
6.000%	12/01/35	25		27,556
6.000%	02/01/36	799		881,002
6.000%	04/01/36	—	(r)	75
6.000%	05/01/36	255		281,202
6.000%	05/01/36	213		234,990
6.000%	06/01/36	26		28,255
6.000%	09/01/36	1,773		1,955,865
6.000%	09/01/36	35		38,191
6.000%	11/01/36	55		60,392
6.000%	12/01/36	4		4,646
6.000%	01/01/37	22		24,398
6.000%	01/01/37	—	(r)	217
6.000%	02/01/37	246		271,660
6.000%	02/01/37	16		17,618
6.000%	03/01/37	1,305		1,439,709
6.000%	03/01/37	584		644,327
6.000%	03/01/37	92		101,902
6.000%	05/01/37	11		12,430
6.000%	05/01/37	—	(r)	397
6.000%	06/01/37	32		34,765

A1221

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	08/01/37	1,115		$1,229,986
6.000%	08/01/37	198		218,625
6.000%	10/01/37	17		18,739
6.000%	02/01/38	75		82,195
6.000%	03/01/38	696		768,400
6.000%	04/01/38	30		32,886
6.000%	05/01/38	200		219,018
6.000%	08/01/38	19		21,488
6.000%	09/01/38	44		48,207
6.000%	10/01/38	162		178,210
6.000%	12/01/38	7		8,029
6.000%	04/01/39	13		13,878
6.000%	06/01/39	238		262,614
6.000%	09/01/39	876		965,469
6.000%	10/01/39	264		290,726
6.000%	02/01/40	128		141,067
6.000%	10/01/40	245		270,319
6.500%	07/01/32	103		116,478
6.500%	07/01/32	62		69,690
6.500%	07/01/32	7		8,172
6.500%	12/01/32	26		29,976
6.500%	12/01/32	8		9,027
6.500%	07/01/35	31		34,754
6.500%	12/01/35	278		315,244
6.500%	07/01/36	1,027		1,189,955
6.500%	07/01/36	4		4,826
6.500%	08/01/36	224		253,183
6.500%	08/01/36	186		211,328
6.500%	08/01/36	51		58,495
6.500%	09/01/36	431		499,692
6.500%	09/01/36	105		118,237
6.500%	10/01/36	223		253,582
6.500%	10/01/36	13		14,653
6.500%	11/01/36	9		9,909
6.500%	12/01/36	4		4,537
6.500%	08/01/37	14		14,978
6.500%	10/01/37	142		163,158
6.500%	10/01/37	5		5,025
6.500%	08/01/38	74		83,253
6.500%	06/01/39	52		59,185
6.500%	10/01/39	253		287,161
6.500%	05/01/40	306		341,412
6.500%	05/01/40	249		284,339
7.000%	01/01/31	—	(r)	214
7.000%	04/01/32	—	(r)	272
7.000%	04/01/37	28		29,580
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
4.340%(c)	12/01/35	3		3,268
Federal National Mortgage Assoc., 12 Month LIBOR + 1.544%
4.295%(c)	07/01/35	8		7,951
Federal National Mortgage Assoc., 12 Month LIBOR + 1.577%
4.463%(c)	12/01/35	11		11,226
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655%
4.341%(c)	08/01/37	11		11,641
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
4.575%(c)	11/01/37	42		43,691
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.125%(c)	09/01/36	—	(r)	34

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.867%
4.617%(c)	08/01/36	10	$10,150
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892%
4.820%(c)	12/01/35	4	4,705
Federal National Mortgage Assoc., Notes
1.500%	06/22/20	13,193	13,051,018
Government National Mortgage Assoc.
3.000%	10/15/42	75	75,166
3.000%	12/15/42	21	20,723
3.000%	05/15/43	58	58,851
3.000%	06/15/43	10	10,210
3.000%	07/15/43	135	135,745
3.000%	08/20/43	1,736	1,746,445
3.000%	09/20/43	1,643	1,653,539
3.000%	01/20/44	173	173,716
3.000%	02/20/44	467	469,659
3.000%	04/20/46	1,459	1,467,888
3.000%	05/20/46	426	429,153
3.000%	05/20/46	191	192,436
3.000%	06/20/46	902	907,324
3.000%	07/20/46	1,394	1,402,894
3.000%	07/20/46	1,118	1,124,815
3.000%	07/20/46	804	808,972
3.000%	07/20/46	750	754,869
3.000%	07/20/46	450	453,185
3.000%	07/20/46	262	263,503
3.000%	08/20/46	21,782	21,915,561
3.000%	08/20/46	586	589,746
3.000%	08/20/46	538	541,989
3.000%	08/20/46	363	364,992
3.000%	09/20/46	8,852	8,911,374
3.000%	09/20/46	363	364,925
3.000%	09/20/46	322	323,409
3.000%	10/20/46	4,110	4,135,349
3.000%	12/20/46	11,505	11,575,438
3.500%	05/20/42	56	57,585
3.500%	07/20/42	2,962	3,035,986
3.500%	08/20/42	1,392	1,426,862
3.500%	09/20/42	4,497	4,609,292
3.500%	10/20/42	2,081	2,133,558
3.500%	11/20/42	30	31,129
3.500%	12/20/42	671	687,645
3.500%	03/20/43	1,623	1,657,534
3.500%	04/20/43	67	68,537
3.500%	06/20/43	2,529	2,592,361
3.500%	08/20/43	55	56,265
3.500%	11/15/43	1,437	1,475,839
3.500%	10/20/44	293	300,208
3.500%	02/15/45	339	347,050
3.500%	02/20/45	719	734,917
3.500%	04/20/45	154	157,782
3.500%	05/20/45	497	507,744
3.500%	05/20/45	230	234,625
3.500%	01/20/46	158	161,738
3.500%	02/20/46	3,661	3,742,489
3.500%	02/20/46	3,295	3,375,918
3.500%	05/20/46	208	212,523
3.500%	05/20/46	44	44,901

A1222

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	05/20/46	30	$30,261
3.500%	06/20/46	230	234,983
3.500%	02/20/48	13,700	13,976,501
3.500%	02/20/48	286	291,517
3.500%	08/20/48	4,264	4,357,777
3.500%	02/20/49	10,409	10,636,965
4.000%	09/20/25	67	69,700
4.000%	11/20/25	139	143,746
4.000%	01/20/26	40	41,565
4.000%	02/20/41	126	130,797
4.000%	05/20/41	1,185	1,233,636
4.000%	10/15/41	204	212,999
4.000%	10/15/41	172	179,923
4.000%	10/15/41	41	42,790
4.000%	10/20/41	1,153	1,200,742
4.000%	11/20/41	225	234,735
4.000%	12/20/41	109	114,013
4.000%	09/20/42	102	106,176
4.000%	11/20/42	83	86,161
4.000%	02/20/44	3,024	3,145,242
4.000%	05/20/46	5,424	5,619,938
4.000%	05/20/47	12,819	13,241,023
4.000%	08/20/47	2,148	2,219,021
4.000%	01/20/48	1,581	1,632,101
4.000%	10/20/48	4,771	4,927,606
4.000%	11/20/48	6,456	6,668,661
4.500%	05/15/39	16	17,052
4.500%	11/20/39	158	166,012
4.500%	02/20/40	1,362	1,434,205
4.500%	05/20/40	1,205	1,268,864
4.500%	06/15/40	175	183,610
4.500%	06/15/40	59	61,749
4.500%	06/15/40	10	10,691
4.500%	07/15/40	35	36,871
4.500%	08/15/40	82	86,077
4.500%	09/15/40	187	197,446
4.500%	09/20/40	654	688,912
4.500%	11/20/40	341	358,962
4.500%	02/20/41	1,507	1,587,214
4.500%	03/15/41	248	260,771
4.500%	03/20/41	1,727	1,818,626
4.500%	05/20/41	93	98,355
4.500%	07/20/41	203	213,780
4.500%	09/15/45	792	833,436
4.500%	01/20/46	859	903,878
4.500%	07/20/46	374	393,899
4.500%	08/20/46	595	622,699
4.500%	09/20/46	480	504,221
4.500%	01/20/47	1,413	1,486,262
4.500%	03/20/47	1,329	1,392,879
4.500%	07/20/47	4,328	4,496,928
4.500%	08/20/47	8,429	8,756,820
4.500%	09/20/47	1,196	1,242,845
4.500%	07/20/48	1,187	1,233,000
4.500%	12/20/48	6,868	7,164,215
4.500%	TBA	1,880	1,952,593
5.000%	03/20/34	1	1,350
5.000%	07/20/39	233	249,053

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	08/15/39	19		$20,866
5.000%	09/15/39	194		208,765
5.000%	10/15/39	191		204,589
5.000%	10/15/39	36		38,665
5.000%	10/20/39	12		12,599
5.000%	12/15/39	4,301		4,619,666
5.000%	02/15/40	316		339,453
5.000%	02/15/40	316		339,453
5.000%	04/15/40	165		177,491
5.000%	05/20/40	978		1,046,156
5.000%	06/15/40	158		169,276
5.000%	06/20/40	677		732,155
5.000%	07/15/40	20		21,045
5.000%	08/15/40	31		33,263
5.000%	08/20/40	509		544,490
5.000%	09/15/40	29		30,587
5.000%	09/15/40	26		28,034
5.000%	09/20/40	333		356,513
5.000%	03/20/41	659		704,824
5.000%	08/20/41	714		763,752
5.000%	06/20/47	1,438		1,516,257
5.000%	07/20/47	938		986,739
5.000%	08/20/47	1,542		1,622,618
5.000%	09/20/47	5,625		5,917,906
5.000%	10/20/47	8,505		9,028,716
5.000%	11/20/47	3,207		3,391,265
5.000%	12/20/47	5,651		5,943,977
5.000%	01/20/48	4,795		5,011,164
5.000%	07/20/48	2,790		2,985,361
5.000%	08/20/48	6,884		7,219,562
5.000%	12/20/48	2,245		2,354,604
5.500%	10/20/32	2		2,288
5.500%	03/20/34	7		7,594
5.500%	06/15/35	202		222,094
5.500%	01/20/36	1,412		1,540,792
5.500%	05/20/48	4,580		4,839,009
5.500%	12/20/48	1,502		1,588,176
5.500%	01/20/49	1,096		1,158,727
5.500%	03/20/49	2,703		2,858,515
6.000%	12/20/38	2,094		2,321,592
6.500%	09/20/32	5		5,460
6.500%	12/20/33	2		2,535
8.000%	09/15/22	—	(r)	246
8.000%	07/15/23	—	(r)	238
8.500%	06/15/26	1		1,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,075,280,743)				1,076,869,971

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
2.500%	02/15/46	2,715		2,553,479
2.500%	05/15/46	19,885		18,689,570
2.750%	08/15/47	12,865		12,681,573
2.750%	11/15/47	8,000		7,884,687
2.875%	08/15/45	17,245		17,474,709
2.875%	11/15/46	11,775		11,921,268
3.000%	11/15/44	37,120		38,491,700

A1223

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
3.000%	05/15/45	44,806	$46,487,975
3.000%	05/15/47	5,190	5,378,543
3.000%	02/15/48	4,160	4,304,137
3.000%	08/15/48	24,700	25,568,359
3.125%	02/15/43	49,805	52,771,899
4.500%	02/15/36	15,225	19,282,225
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	526	522,264
0.125%	04/15/22	1,237	1,224,345
0.125%	07/15/22	790	785,890
0.125%	01/15/23	662	654,242
0.125%	07/15/24	596	588,748
0.125%	07/15/26	1,168	1,142,325
0.250%	01/15/25	2,465	2,438,581
0.375%	07/15/25	398	397,604
0.375%	01/15/27	1,262	1,250,461
0.500%	01/15/28	1,172	1,169,215
0.625%	07/15/21	680	686,026
0.625%	01/15/26	217	219,553
0.625%	02/15/43	257	241,798
0.750%	07/15/28	776	793,047
0.750%	02/15/45	462	443,402
0.875%	02/15/47	573	566,993
1.000%	02/15/46	350	356,349
1.000%	02/15/49	98	100,484
1.125%	01/15/21	782	792,229
1.250%	07/15/20	436	441,911
1.375%	01/15/20	500	504,567
1.375%	02/15/44	51	56,045
2.125%	02/15/40	126	156,787
2.125%	02/15/41	992	1,243,199
2.500%	01/15/29	536	635,483
3.875%	04/15/29	277	365,728
U.S. Treasury Notes
0.875%	06/15/19	71,805	71,569,280
1.375%	10/31/20	18,000	17,727,891
1.500%	11/30/19	25,445	25,285,969
1.625%	08/31/22	42,740	41,881,861
1.875%	09/30/22	41,560	41,066,475
2.000%	08/31/21(k)	61,065	60,680,959
2.250%	02/15/27	15,465	15,345,992
2.375%	05/15/27	6,680	6,686,784
2.500%	03/31/23	26,015	26,277,182
2.500%	01/31/24(a)	50,000	50,582,031
2.500%	02/28/26	880	890,003
2.625%	07/15/21	7,720	7,780,614
2.750%	08/15/21	57,615	58,254,166
2.875%	09/30/23	75	77,016
2.875%	10/31/23	37,500	38,525,391
2.875%	08/15/28	18,480	19,200,431
3.125%	11/15/28	66	70,009

TOTAL U.S. TREASURY OBLIGATIONS
(cost $750,541,905)			763,169,454

TOTAL LONG-TERM INVESTMENTS
(cost $11,522,890,203)			12,930,531,388

		Shares	Value

SHORT-TERM INVESTMENTS — 18.9%

AFFILIATED MUTUAL FUNDS — 18.5%
PGIM Core Ultra Short Bond Fund(w)		1,520,594,825	$1,520,594,825
PGIM Institutional Money Market Fund (cost $1,149,311,768; includes $1,146,995,536 of cash collateral for securities on loan)(b)(w)		1,149,077,145	1,149,306,960

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,669,906,593)			2,669,901,785

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) —0.4%
U.S. Treasury Bills
2.381%	04/18/19	215	214,260
2.428%	04/18/19	523	522,416
2.490%	06/13/19(k)	58,500	58,219,600

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,944,783)			58,956,276

OPTIONS PURCHASED~* — 0.0% (cost $670,424)			250,176

TOTAL SHORT-TERM INVESTMENTS
(cost $2,729,521,800)			2,729,108,237

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.3% (cost $14,252,412,003)			15,659,639,625

OPTION WRITTEN~* — (0.0)%
(premiums received $109,800)			(53,325)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.3%
(cost $14,252,302,203)			15,659,586,300
Liabilities in excess of other assets(z) — (8.3)%			(1,205,763,544)

NET ASSETS — 100.0%			$14,453,822,756

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $835,383 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,121,980,670; cash collateral of $1,146,995,536 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published

A1224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as

collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

		Bank of America,
Currency Option USD vs CNH	Call	N.A.	11/15/19	6.98	—	6,000	$ 37,011
Currency Option USD vs CNH	Call	Barclays Bank PLC	11/27/19	6.97	—	6,000	40,521
		Morgan Stanley &
Currency Option USD vs MXN	Call	Co. LLC	04/11/19	19.43	—	3,000	26,663
		Morgan Stanley &
Currency Option USD vs MXN	Call	Co. LLC	04/11/19	19.43	—	3,000	26,662
		Morgan Stanley &
Currency Option USD vs MXN	Call	Co. LLC	06/10/19	20.05	—	6,100	68,189
Currency Option USD vs EUR	Put	Barclays Bank PLC	06/19/19	1.15	—	12,450	51,130

Total Options Purchased (cost $ 670,424)							$250,176

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Currency Option USD vs MXN	Call	Barclays Bank PLC	04/11/19	19.43	—	6,000	$ (53,325)

(premium received $109,800)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,800	2 Year U.S. Treasury Notes	Jun. 2019	$383,568,750	$1,325,292
1,966	5 Year U.S. Treasury Notes	Jun. 2019	227,718,094	1,986,675
907	10 Year U.S. Treasury Notes	Jun. 2019	112,666,406	1,556,258
678	20 Year U.S. Treasury Bonds	Jun. 2019	101,466,937	3,054,210
808	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	135,744,000	5,539,276
255	ASX SPI 200 Index	Jun. 2019	27,933,486	(44,644)
1,616	Euro STOXX 50 Index	Jun. 2019	59,313,396	853,970
605	FTSE 100 Index	Jun. 2019	56,825,621	1,218,435
456	Mini MSCI EAFE Index	Jun. 2019	42,553,920	821,063
1,218	Russell 2000 E-Mini Index	Jun. 2019	94,017,420	(250,982)
3,859	S&P 500 E-Mini Index	Jun. 2019	547,553,510	12,669,901
279	TOPIX Index	Jun. 2019	40,076,514	(207,434)

				28,522,020

Short Positions:
376	10 Year U.S. Treasury Notes	Jun. 2019	46,706,250	(632,901)

A1225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
698	10 Year U.S. Ultra Treasury Notes	Jun. 2019	$92,681,312	$(1,825,078)

				(2,457,979)

				$26,064,041

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/10/19	BNP Paribas S.A.	ARS	68,699	$1,521,404	$1,380,583	$—	$(140,821)
Australian Dollar,
Expiring 04/15/19	State Street Bank	AUD	11,555	8,176,925	8,207,377	30,452	—
Brazilian Real,
Expiring 04/02/19	Deutsche Bank AG	BRL	3,135	846,154	800,490	—	(45,664)
Expiring 04/02/19	HSBC BANK USA, N.A.	BRL	9	2,314	2,298	—	(16)
Expiring 04/02/19	Morgan Stanley & Co. LLC	BRL	10	2,573	2,554	—	(19)
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	3,775	971,461	959,381	—	(12,080)
British Pound,
Expiring 04/15/19	Goldman Sachs International	GBP	428	560,181	557,927	—	(2,254)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	GBP	21,578	28,600,581	28,128,383	—	(472,198)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	GBP	600	792,617	782,141	—	(10,476)
Canadian Dollar,
Expiring 04/15/19	Deutsche Bank AG	CAD	7,083	5,289,140	5,302,551	13,411	—
Expiring 04/26/19	BNP Paribas S.A.	CAD	4	2,932	2,929	—	(3)
Chilean Peso,
Expiring 06/07/19	BNP Paribas S.A.	CLP	1,054,631	1,552,885	1,549,781	—	(3,104)
Euro,
Expiring 04/15/19	Citibank, N.A.	EUR	1,000	1,136,777	1,123,362	—	(13,415)
Expiring 04/15/19	Deutsche Bank AG	EUR	42,178	47,609,641	47,381,162	—	(228,479)
Expiring 04/15/19	Morgan Stanley & Co. LLC	EUR	370	416,933	415,644	—	(1,289)
Indian Rupee,
Expiring 04/05/19	Goldman Sachs International	INR	42,976	620,502	619,684	—	(818)
Indonesian Rupiah,
Expiring 07/12/19	Barclays Bank PLC	IDR	22,435,253	1,558,545	1,555,169	—	(3,376)
Japanese Yen,
	Canadian Imperial Bank of
Expiring 04/15/19	Commerce	JPY	100,000	899,107	903,668	4,561	—
Expiring 04/15/19	Goldman Sachs International	JPY	4,000,313	36,004,830	36,149,547	144,717	—
Expiring 04/15/19	Morgan Stanley & Co. LLC	JPY	60,000	543,074	542,201	—	(873)
Expiring 04/15/19	State Street Bank	JPY	46,882	427,032	423,658	—	(3,374)
Singapore Dollar,
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	SGD	4,538	3,348,756	3,349,552	796	—
South African Rand,
Expiring 06/14/19	Bank of America, N.A.	ZAR	22,353	1,543,609	1,534,731	—	(8,878)
Swedish Krona,
Expiring 04/15/19	State Street Bank	SEK	84,784	9,072,498	9,130,752	58,254	—
Swiss Franc,
Expiring 04/15/19	Deutsche Bank AG	CHF	16,251	16,125,751	16,346,958	221,207	—
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	CHF	363	366,151	365,144	—	(1,007)

				$167,992,373	$167,517,627	473,398	(948,144)

A1226

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 04/15/19	BNP Paribas S.A.	ARS	23,082	$541,672	$520,394	$21,278	$—
Expiring 07/10/19	Goldman Sachs International	ARS	67,673	1,518,387	1,359,964	158,423	—
Brazilian Real,
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	3,154	815,156	805,342	9,814	—
British Pound,
Expiring 04/15/19	Bank of America, N.A.	GBP	274	363,006	357,177	5,829	—
Canadian Dollar,
Expiring 04/26/19	UBS AG	CAD	207	156,520	155,010	1,510	—
Euro,
Expiring 05/24/19	Barclays Bank PLC	EUR	274	311,386	309,204	2,182	—
Expiring 05/24/19	BNP Paribas S.A.	EUR	694	788,797	782,275	6,522	—
Expiring 05/24/19	BNP Paribas S.A.	EUR	337	383,033	379,866	3,167	—
Expiring 05/24/19	Citibank, N.A.	EUR	694	791,271	782,275	8,996	—
Expiring 05/24/19	Citibank, N.A.	EUR	337	384,234	379,866	4,368	—
Expiring 05/24/19	HSBC BANK USA, N.A.	EUR	2,052	2,326,762	2,313,285	13,477	—
Expiring 05/24/19	Royal Bank of Canada	EUR	79	90,226	89,048	1,178	—
Expiring 05/24/19	State Street Bank	EUR	850	968,527	958,118	10,409	—
Expiring 05/24/19	State Street Bank	EUR	694	787,918	782,275	5,643	—
Expiring 05/24/19	State Street Bank	EUR	337	382,606	379,866	2,740	—
Expiring 05/24/19	State Street Bank	EUR	334	380,574	376,484	4,090	—
Expiring 05/24/19	State Street Bank	EUR	328	372,590	370,021	2,569	—
Expiring 05/24/19	UBS AG	EUR	694	791,912	782,275	9,637	—
Expiring 05/24/19	UBS AG	EUR	337	384,545	379,865	4,680	—
Indian Rupee,
Expiring 04/05/19	BNP Paribas S.A.	INR	8,596	119,931	123,948	—	(4,017)
Expiring 04/05/19	BNP Paribas S.A.	INR	8,595	119,917	123,934	—	(4,017)
Expiring 04/05/19	Deutsche Bank AG	INR	8,595	119,975	123,934	—	(3,959)
Expiring 04/05/19	Deutsche Bank AG	INR	8,595	119,975	123,934	—	(3,959)
Expiring 04/05/19	Deutsche Bank AG	INR	8,595	119,966	123,934	—	(3,968)
Indonesian Rupiah,
Expiring 07/12/19	HSBC BANK USA, N.A.	IDR	22,154,596	1,536,380	1,535,714	666	—
Japanese Yen,
Expiring 04/15/19	State Street Bank	JPY	120,000	1,087,247	1,084,402	2,845	—
Mexican Peso,
Expiring 05/24/19	Bank of America, N.A.	MXN	622	31,588	31,749	—	(161)
Expiring 05/24/19	BNP Paribas S.A.	MXN	624	31,733	31,851	—	(118)
Expiring 05/24/19	Citibank, N.A.	MXN	622	31,742	31,749	—	(7)
Expiring 05/24/19	UBS AG	MXN	622	31,860	31,749	111	—
Expiring 05/24/19	UBS AG	MXN	622	31,860	31,749	111	—
Peruvian Nuevo Sol,
Expiring 07/12/19	BNP Paribas S.A.	PEN	10,303	3,102,799	3,091,573	11,226	—
South African Rand,
Expiring 06/14/19	Deutsche Bank AG	ZAR	22,055	1,522,813	1,514,297	8,516	—

				$20,546,908	$20,267,127	299,987	(20,206)

						$773,385	$(968,350)

Credit default swap agreements outstanding at March 31, 2019:

A1227

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.CDSI.S31	06/20/24	1.000%(Q)	138,850	1.803%	$(4,831,980)	$(5,061,592)	$(229,612)
CDX.IG.CDSI.S32	06/20/24	1.000%(Q)	372,000	0.630%	5,962,907	6,729,604	766,697
CDX.NA.HY.31.V1	12/20/23	5.000%(Q)	47,065	3.353%	3,529,838	3,228,834	(301,004)

					$4,660,765	$4,896,846	$236,081

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	06/20/24	1.000%(Q)	2,700	$(88,346)	$(91,018)	$2,672	Citibank, N.A.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	1,020	*	$24,768	$24,428	$340	Bank of America, N.A.
CVS Health Corp.	06/20/24	1.000%(Q)	2,050	0.921%	8,577	8,860	(283)	JPMorgan Chase Bank, N.A.
Republic of Argentina	06/20/24	1.000%(Q)	8,050	7.824%	(876,148)	(705,155)	(170,993)	Citibank, N.A.
Republic of Argentina	06/20/24	1.000%(Q)	1,600	7.824%	(174,141)	(132,548)	(41,593)	Barclays Bank PLC
Republic of Brazil	06/20/24	1.000%(Q)	2,700	1.755%	(97,087)	(81,880)	(15,207)	Goldman Sachs International
Republic of Brazil	06/20/24	1.000%(Q)	2,300	1.755%	(82,704)	(70,280)	(12,424)	Citibank, N.A.
Tesla, Inc.	06/20/20	1.000%(Q)	305	4.403%	(12,140)	(21,731)	9,591	JPMorgan Chase Bank, N.A.
Tesla, Inc.	06/20/20	1.000%(Q)	255	4.403%	(10,150)	(18,169)	8,019	JPMorgan Chase Bank, N.A.

					$(1,219,025)	$(996,475)	$(222,550)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a

A1228

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$—	$3,942,051
JPMorgan
Securities LLC	392,856	68,709,316

Total	$392,856	$72,651,367

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A1229

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 74.5%
Aerospace & Defense — 2.0%
Airbus SE (France)	497	$65,930
Astrotech Corp.*	1,613	5,871
Axon Enterprise, Inc.*	409	22,254
Boeing Co. (The)	1,821	694,566
Bombardier, Inc. (Canada) (Class B Stock)*	10,280	19,770
BWX Technologies, Inc.	285	14,130
CAE, Inc. (Canada)	566	12,541
Cobham PLC (United Kingdom)*	6,088	8,743
Dassault Aviation SA (France)	56	82,818
Harris Corp.	267	42,643
Leonardo SpA (Italy)	1,902	22,173
Meggitt PLC (United Kingdom)	6,272	41,160
Northrop Grumman Corp.	1,245	335,652
Rolls-Royce Holdings PLC (United Kingdom)*	5,216	61,442
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,077	98,578
Teledyne Technologies, Inc.*	142	33,655
Thales SA (France)	1,003	120,321
United Technologies Corp.	129	16,627
VirTra, Inc.*	1,625	6,468

		1,705,342

Air Freight & Logistics — 0.1%
Air T, Inc.*	215	6,504
C.H. Robinson Worldwide, Inc.	279	24,270
Sinotrans Ltd. (China) (Class H Stock)	18,000	7,750
United Parcel Service, Inc. (Class B Stock)	257	28,717
XPO Logistics, Inc.*	175	9,405

		76,646

Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)	17,527	4,477
Alaska Air Group, Inc.(a)	498	27,948
American Airlines Group, Inc.	92	2,922
Azul SA (Brazil), ADR*	210	6,134
Delta Air Lines, Inc.	329	16,993
JetBlue Airways Corp.*	948	15,509
Ryanair Holdings PLC (Ireland), ADR*	393	29,451
Spirit Airlines, Inc.*	234	12,369
United Continental Holdings, Inc.*	470	37,497

		153,300

Auto Components — 0.6%
Aptiv PLC	762	60,571
Autoliv, Inc. (Sweden)	244	17,941
Bridgestone Corp. (Japan)	1,300	50,120
CIE Automotive SA (Spain)	266	7,180
Dorman Products, Inc.*	306	26,956
Koito Manufacturing Co. Ltd. (Japan)	700	39,685
Lear Corp.	155	21,035
Magna International, Inc. (Canada)	2,663	129,661
Mando Corp. (South Korea)	282	7,112
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,000	13,554
NGK Spark Plug Co. Ltd. (Japan)	500	9,281
Nifco, Inc. (Japan)	300	7,640
Nippon Seiki Co. Ltd. (Japan)	800	12,946
Press Kogyo Co. Ltd. (Japan)	600	3,187

	Shares	Value

COMMON STOCKS (Continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	3,000	$80,712
Toyo Tire Corp. (Japan)	400	4,541
Varroc Engineering Ltd. (India), 144A*	740	6,207
Veoneer, Inc. (Sweden)*	455	10,406
Workhorse Group, Inc.*	4,666	2,870

		511,605

Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	47,800	24,596
Bayerische Motoren Werke AG (Germany)	447	34,519
Daimler AG (Germany)	860	50,511
Ferrari NV (Italy)	79	10,570
Maruti Suzuki India Ltd. (India)	302	29,127
Mitsubishi Motors Corp. (Japan)	7,000	37,222
Suzuki Motor Corp. (Japan)	400	17,680
Tesla, Inc.*(a)	248	69,405
Toyota Motor Corp. (Japan)	1,300	76,211

		349,841

Banks — 4.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	2,453	55,378
Absa Group Ltd. (South Africa)	1,114	11,765
Axis Bank Ltd. (India)*	9,463	106,362
Banco Bradesco SA (Brazil), ADR	5,300	57,823
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	59,207	15,323
Banco Santander Chile (Chile), ADR	988	29,393
Bank Central Asia Tbk PT (Indonesia)	66,400	129,408
Bank Negara Indonesia Persero Tbk PT (Indonesia)	38,100	25,172
Bank of America Corp.	9,069	250,214
Bank of the Ryukyus Ltd. (Japan)	400	4,074
BankUnited, Inc.	784	26,186
BAWAG Group AG (Austria), 144A	616	27,250
BNP Paribas SA (France)	3,364	161,191
Boston Private Financial Holdings, Inc.	1,822	19,969
CIT Group, Inc.	552	26,479
Citigroup, Inc.	100	6,221
City Holding Co.	301	22,933
Commerzbank AG (Germany)*	4,487	34,856
Credicorp Ltd. (Peru)	337	80,863
Danske Bank A/S (Denmark)	814	14,310
East West Bancorp, Inc.	82	3,934
Erste Group Bank AG (Austria)*	2,328	85,694
Fifth Third Bancorp	5,104	128,723
FinecoBank Banca Fineco SpA (Italy)	1,728	22,769
First Abu Dhabi Bank PJSC (United Arab Emirates)	12,779	53,176
First Republic Bank	504	50,632
Fukuoka Financial Group, Inc. (Japan)	400	8,884
Grupo Aval Acciones y Valores SA (Colombia), ADR	1,092	8,507
HDFC Bank Ltd. (India)	598	20,062
Home BancShares, Inc.	1,311	23,034
HSBC Holdings PLC (United Kingdom)	5,339	43,337
JPMorgan Chase & Co.	3,599	364,327
KBC Group NV (Belgium)	1,136	79,534
Komercni banka A/S (Czech Republic)	161	6,585

A1230

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	94,736	$76,829
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,400	61,425
National Bank of Canada (Canada)	946	42,693
Nordea Bank Abp (Finland)	8,282	63,134
OTP Bank Nyrt (Hungary)	843	37,109
Pinnacle Financial Partners, Inc.	448	24,506
PNC Financial Services Group, Inc. (The)	762	93,467
Popular, Inc. (Puerto Rico)	498	25,961
Preferred Bank	214	9,624
Prosperity Bancshares, Inc.	378	26,105
Republic First Bancorp, Inc.*	3,234	16,979
Sberbank of Russia PJSC (Russia), ADR	7,984	106,465
Signature Bank	268	34,323
South State Corp.	363	24,807
TCF Financial Corp.	1,155	23,897
Texas Capital Bancshares, Inc.*	401	21,891
U.S. BanCorp	2,504	120,668
United Overseas Bank Ltd. (Singapore)	3,000	55,744
Van Lanschot Kempen NV (Netherlands), CVA	445	10,100
Washington Trust Bancorp, Inc.	426	20,512
Webster Financial Corp.	252	12,769
Wells Fargo & Co.	8,421	406,903
WesBanco, Inc.	591	23,492
Western Alliance Bancorp*	437	17,934
Yes Bank Ltd. (India)	15,321	61,226

		3,422,931

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	122	10,263
Britvic PLC (United Kingdom)	1,785	22,161
China Resources Beer Holdings Co. Ltd. (China)	4,000	17,005
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1,300	32,901
Coca-Cola Co. (The)	908	42,549
Constellation Brands, Inc. (Class A Stock)	13	2,279
Diageo PLC (United Kingdom)	1,166	47,682
Keurig Dr. Pepper, Inc.	1,007	28,166
Kirin Holdings Co. Ltd. (Japan)	2,600	61,996
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	700	89,161
PepsiCo, Inc.	1,640	200,982
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	37,778

		592,923

Biotechnology — 1.0%
3SBio, Inc. (China), 144A	6,000	11,851
Abcam PLC (United Kingdom)	1,959	28,926
ACADIA Pharmaceuticals, Inc.*	405	10,874
Agios Pharmaceuticals, Inc.*	173	11,667
Aimmune Therapeutics, Inc.*	608	13,589
Alexion Pharmaceuticals, Inc.*	442	59,750
Alkermes PLC*	283	10,327
Alnylam Pharmaceuticals, Inc.*	152	14,204
AnaptysBio, Inc.*	135	9,862

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Anavex Life Sciences Corp.*	1,769	$5,395
Argenx SE (Netherlands), ADR*	66	8,239
Array BioPharma, Inc.*	581	14,165
Arrowhead Pharmaceuticals, Inc.*	709	13,010
Atara Biotherapeutics, Inc.*	226	8,984
BioMarin Pharmaceutical, Inc.*	215	19,098
Bluebird Bio, Inc.*	92	14,474
Blueprint Medicines Corp.*	146	11,687
Calyxt, Inc.*	50	880
Celgene Corp.*	43	4,057
CStone Pharmaceuticals (China), 144A*	4,500	9,095
Eagle Pharmaceuticals, Inc.*	149	7,523
Exact Sciences Corp.*	124	10,741
Exelixis, Inc.*	371	8,830
FibroGen, Inc.*	86	4,674
Galapagos NV (Belgium)*	199	23,504
Genus PLC (United Kingdom)	287	8,317
Global Blood Therapeutics, Inc.*	190	10,057
Grifols SA (Spain)	454	12,739
Grifols SA (Spain), ADR	1,494	30,044
Heron Therapeutics, Inc.*	260	6,354
Immunomedics, Inc.*	660	12,679
Ionis Pharmaceuticals, Inc.*	250	20,293
Ligand Pharmaceuticals, Inc.*	141	17,725
Madrigal Pharmaceuticals, Inc.*	48	6,012
Mirati Therapeutics, Inc*	86	6,304
Momenta Pharmaceuticals, Inc*	603	8,762
Myriad Genetics, Inc*	646	21,447
Neurocrine Biosciences, Inc*	196	17,268
OPKO Health, Inc*	2,381	6,214
Radius Health, Inc*	486	9,691
Recro Pharma, Inc*	461	2,701
Regeneron Pharmaceuticals, Inc.*	95	39,009
REGENXBIO, Inc.*	138	7,909
Sage Therapeutics, Inc.*	58	9,225
Sarepta Therapeutics, Inc.*	97	11,561
Seattle Genetics, Inc.*	252	18,456
Spectrum Pharmaceuticals, Inc.*	213	2,277
Ultragenyx Pharmaceutical, Inc.*	166	11,514
United Therapeutics Corp.*	144	16,901
Vertex Pharmaceuticals, Inc.*	821	151,023
Xencor, Inc.*	244	7,579

		807,467

Building Products — 0.2%
Allegion PLC	248	22,496
DIRTT Environmental Solutions (Canada)*	3,016	19,184
dormakaba Holding AG (Switzerland)*	47	33,694
Fortune Brands Home & Security, Inc.	1,039	49,467
Nitto Boseki Co. Ltd. (Japan)	200	3,573
Sanwa Holdings Corp. (Japan)	1,500	17,870
Tarkett SA (France)	205	4,408
Trex Co., Inc.*	127	7,813
Tyman PLC (United Kingdom)	1,880	5,930
Universal Forest Products, Inc.	776	23,195

		187,630

Capital Markets — 2.0%
Ameriprise Financial, Inc.	739	94,666

A1231

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Avanza Bank Holding AB (Sweden)	261	$11,211
B3 SA - Brasil Bolsa Balcao (Brazil)	1,200	9,771
Banca Generali SpA (Italy)	365	9,101
Bank of New York Mellon Corp. (The)	1,519	76,603
Cboe Global Markets, Inc.	305	29,109
Charles Schwab Corp. (The)	5,339	228,296
Draper Esprit PLC (United Kingdom)*	1,812	12,078
Goldman Sachs Group, Inc. (The)	7	1,344
Intercontinental Exchange, Inc.	2,457	187,076
Intermediate Capital Group PLC (United Kingdom)	1,882	26,139
Investec PLC (South Africa)	6,980	40,286
IP Group PLC (United Kingdom)*	2,657	3,046
Julius Baer Group Ltd. (Switzerland)*	1,256	50,785
KKR & Co., Inc. (Class A Stock)	1,009	23,701
Legg Mason, Inc.	811	22,197
London Stock Exchange Group PLC (United Kingdom)	949	58,811
MarketAxess Holdings, Inc.	97	23,870
Moody’s Corp.	10	1,811
Morgan Stanley	2,579	108,834
Nasdaq, Inc.	242	21,173
Pendal Group Ltd. (Australia)	968	6,359
Rathbone Brothers PLC (United Kingdom)	190	5,518
Raymond James Financial, Inc.	111	8,926
S&P Global, Inc.	418	88,010
SEI Investments Co.	492	25,707
State Street Corp.	898	59,097
TD Ameritrade Holding Corp.	4,547	227,305
UBS Group AG (Switzerland)*	13,287	161,360
Vostok New Ventures Ltd. (Sweden), SDR* .	749	4,511

		1,626,701

Chemicals — 1.7%
Air Liquide SA (France)	626	79,689
Air Products & Chemicals, Inc.	1,372	261,997
Akzo Nobel NV (Netherlands)	576	51,128
BASF SE (Germany)	654	48,211
CF Industries Holdings, Inc.	184	7,522
Chemours Co. (The)	254	9,439
Croda International PLC (United Kingdom)	239	15,712
Denka Co. Ltd. (Japan)	200	5,768
DIC Corp. (Japan)	1,700	49,655
DowDuPont, Inc.	2,028	108,113
Ecolab, Inc.	93	16,418
GCP Applied Technologies, Inc.*	895	26,491
Huntsman Corp.	310	6,972
Incitec Pivot Ltd. (Australia)	14,382	31,828
Ingevity Corp.*	103	10,878
Kansai Paint Co. Ltd. (Japan)	900	17,136
Koninklijke DSM NV (Netherlands)	603	65,861
Linde PLC (United Kingdom) (BCXE)	329	57,738
Linde PLC (United Kingdom) (NYSE)	471	82,863
Nippon Shokubai Co. Ltd. (Japan)	600	39,143
Nippon Soda Co. Ltd. (Japan)	300	7,923
NOF Corp. (Japan)	300	10,223
Orion Engineered Carbons SA (Luxembourg)	195	3,703
PPG Industries, Inc.	346	39,053

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Quaker Chemical Corp.	34	$6,811
RPM International, Inc.	1,928	111,901
Sakata INX Corp. (Japan)	800	7,377
Sherwin-Williams Co. (The)	207	89,157
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	7,363
Symrise AG (Germany)	84	7,597
Umicore SA (Belgium)	132	5,879
Valvoline, Inc.	854	15,850
Victrex PLC (United Kingdom)	1,048	29,477
WR Grace & Co.	380	29,655
Yara International ASA (Norway)	911	37,364

		1,401,895

Commercial Services & Supplies — 0.5%
Aqua Metals, Inc.*	1,962	6,023
ARC Document Solutions, Inc.*	2,061	4,596
Cintas Corp.	48	9,701
Country Garden Services Holdings Co. Ltd. (China)*	27,000	50,465
Downer EDI Ltd. (Australia)	6,586	35,917
Edenred (France)	361	16,462
Healthcare Services Group, Inc.	135	4,454
KAR Auction Services, Inc.	483	24,783
Republic Services, Inc.	752	60,446
SPIE SA (France)	449	7,961
Stericycle, Inc.*	180	9,796
Waste Connections, Inc.	1,766	156,450

		387,054

Communications Equipment — 0.7%
Cisco Systems, Inc.	7,967	430,138
CommScope Holding Co., Inc.*	647	14,059
Lumentum Holdings, Inc.*	269	15,209
Motorola Solutions, Inc.	419	58,836
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	1,800	7,730
Viavi Solutions, Inc.*	2,177	26,951

		552,923

Construction & Engineering — 0.2%
Arcosa, Inc.	457	13,961
Dycom Industries, Inc.*	249	11,439
Jacobs Engineering Group, Inc.	87	6,542
JGC Corp. (Japan)	2,300	30,575
Maeda Corp. (Japan)	500	4,963
NV5 Global, Inc.*	240	14,246
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	16,500	16,143
Valmont Industries, Inc.	210	27,321

		125,190

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China)
(Class H Stock)	6,000	36,800
HeidelbergCement AG (Germany)	360	25,977
Loma Negra Cia Industrial Argentina SA (Argentina), ADR*	440	4,817

A1232

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
U.S. Concrete, Inc.*	461	$19,095

		86,689

Consumer Finance — 0.1%
Ally Financial, Inc.	850	23,367
American Express Co.	360	39,347
Green Dot Corp. (Class A Stock)*	103	6,247
SLM Corp.	4,005	39,690

		108,651

Containers & Packaging — 0.8%
Amcor Ltd. (Australia)	13,524	147,813
Avery Dennison Corp.	498	56,273
Ball Corp.	4,571	264,478
Berry Global Group, Inc.*	395	21,279
Crown Holdings, Inc.*	335	18,281
Huhtamaki OYJ (Finland)	200	7,453
International Paper Co.	1,259	58,254
Orora Ltd. (Australia)	2,266	4,815
Packaging Corp. of America	528	52,473
Vidrala SA (Spain)	44	3,848

		634,967

Distributors — 0.0%
Educational Development Corp.	560	4,239
Paltac Corp. (Japan)	200	10,883
WeyCo Group, Inc.	753	23,313

		38,435

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,400	36,325
frontdoor, Inc.*	356	12,254
Hope Education Group Co. Ltd. (China), 144A*	48,000	7,202
Service Corp. International	496	19,914
ServiceMaster Global Holdings, Inc.*	285	13,310
Strategic Education, Inc.	214	28,100
TAL Education Group (China), ADR*	150	5,412
Weight Watchers International, Inc.*	260	5,239

		127,756

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	9,012	64,106
FirstRand Ltd. (South Africa)	18,210	79,703
GT Capital Holdings, Inc. (Philippines)	297	5,281
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,400	17,343
Voya Financial, Inc.	354	17,686

		184,119

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	3,287	103,080
ATN International, Inc.	394	22,218
BT Group PLC (United Kingdom)	16,917	49,201
KT Corp. (South Korea)	288	6,946
KT Corp. (South Korea), ADR*	2,605	32,406
Nippon Telegraph & Telephone Corp. (Japan)	3,900	165,639
Orange SA (France)	3,933	64,093

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	22,421	$70,523
Verizon Communications, Inc.	5,295	313,093

		827,199

Electric Utilities — 1.6%
Alliant Energy Corp.	130	6,127
American Electric Power Co., Inc.	188	15,745
Duke Energy Corp.	1,584	142,559
EDP - Energias do Brasil SA (Brazil)	10,167	44,170
Electricite de France SA (France)	1,794	24,530
Entergy Corp.	1,930	184,566
Evergy, Inc.	1,481	85,972
Eversource Energy	234	16,602
Iberdrola SA (Spain)	9,252	81,211
NextEra Energy, Inc.	2,201	425,497
Otter Tail Corp.	486	24,213
PG&E Corp.*	167	2,973
PNM Resources, Inc.	605	28,641
Power Grid Corp. of India Ltd. (India)	4,078	11,644
Southern Co. (The)	3,217	166,255
Spark Energy, Inc. (Class A Stock)	611	5,444
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,829	11,594
Xcel Energy, Inc.	246	13,828

		1,291,571

Electrical Equipment — 0.5%
Energy Focus, Inc.*	3,926	4,790
Fujikura Ltd. (Japan)	700	2,634
Hubbell, Inc.	539	63,591
Idec Corp. (Japan)	300	5,166
Kendrion NV (Netherlands)	139	3,071
Mabuchi Motor Co. Ltd. (Japan)	300	10,435
Mitsubishi Electric Corp. (Japan)	10,400	133,678
nVent Electric PLC	653	17,618
Prysmian SpA (Italy)	1,416	26,829
Schneider Electric SE (France)	1,145	89,928
Sensata Technologies Holding PLC*	502	22,600
SGL Carbon SE (Germany)*	688	6,109
TeCo Electric & Machinery Co. Ltd. (Taiwan)	4,000	2,727
Varta AG (Germany)*	17	727
Vicor Corp.*	334	10,361

		400,264

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	1,000	5,982
Carel Industries SpA (Italy), 144A*	1,186	13,038
CDW Corp.	358	34,500
Cognex Corp.	454	23,090
Coherent, Inc.*	123	17,432
Corning, Inc.	2,040	67,523
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	4,900	25,629
Hexagon AB (Sweden) (Class B Stock)	1,022	53,452
Horiba Ltd. (Japan)	100	5,567
Ibiden Co. Ltd. (Japan)	1,700	25,825
Keysight Technologies, Inc.*	1,538	134,114
LRAD Corp.*	2,463	7,020

A1233

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Murata Manufacturing Co. Ltd. (Japan)	1,200	$59,855
Nippon Ceramic Co. Ltd. (Japan)	200	5,355
Oxford Instruments PLC (United Kingdom)	685	8,735
Renishaw PLC (United Kingdom)	136	6,568
RF Industries Ltd.	634	4,273
Sensirion Holding AG (Switzerland), 144A*	172	7,046
Sinbon Electronics Co. Ltd. (Taiwan)	3,059	10,305
Sunny Optical Technology Group Co. Ltd. (China)	1,100	13,215
Taiwan Union Technology Corp. (Taiwan)	4,000	14,449
TE Connectivity Ltd.	762	61,532
Trimble, Inc.*	652	26,341
Zebra Technologies Corp. (Class A Stock)*	115	24,096

		654,942

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	339	9,397
Computer Modelling Group Ltd. (Canada)	204	939
Dril-Quip, Inc.*	723	33,150
Ensco PLC (Class A Stock)	1,702	6,689
Halliburton Co.	302	8,849
KLX Energy Services Holdings, Inc.*	390	9,805
McDermott International, Inc.*	626	4,657
Modec, Inc. (Japan)	300	8,537
Nabors Industries Ltd.	1,965	6,760
Oceaneering International, Inc.*	1,102	17,379
Schlumberger Ltd.	1,061	46,228
Superior Energy Services, Inc.*	1,331	6,216
Tecnicas Reunidas SA (Spain)	486	13,683
Tenaris SA (Luxembourg)	671	9,465
Tenaris SA (Luxembourg), ADR	324	9,153
Weatherford International PLC*	7,415	5,176
WorleyParsons Ltd. (Australia)	2,409	24,184

		220,267

Entertainment — 0.6%
Activision Blizzard, Inc.	48	2,185
Cineworld Group PLC (United Kingdom)	6,903	26,366
DeNA Co. Ltd. (Japan)	1,200	18,034
Electronic Arts, Inc.*	488	49,595
Live Nation Entertainment, Inc.*	328	20,841
Netflix, Inc.*	528	188,264
Ubisoft Entertainment SA (France)*	363	32,385
Walt Disney Co. (The)	1,405	155,997
World Wrestling Entertainment, Inc. (Class A Stock)	249	21,608

		515,275

Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	1,218	33,215
Alexander & Baldwin, Inc.	532	13,534
Alexandria Real Estate Equities, Inc.	263	37,493
Allied Properties Real Estate Investment Trust (Canada)	287	10,588
American Campus Communities, Inc.	928	44,154
American Homes 4 Rent (Class A Stock)	1,427	32,421
American Tower Corp.	677	133,410
AvalonBay Communities, Inc.	462	92,737
Boston Properties, Inc.	220	29,454

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust	819	$83,129
Canadian Apartment Properties REIT (Canada)	304	11,686
CapitaLand Commercial Trust (Singapore)	5,900	8,450
CapitaLand Mall Trust (Singapore)	7,630	13,399
Charter Hall Retail REIT (Australia)	1,955	6,455
Concentradora Fibra Danhos SA de CV (Mexico)	6,940	9,940
CoreCivic, Inc.	1,202	23,379
Crown Castle International Corp.	1,237	158,335
CubeSmart	894	28,644
Derwent London PLC (United Kingdom)	398	16,723
Douglas Emmett, Inc.	1,498	60,549
Duke Realty Corp.	256	7,828
EastGroup Properties, Inc.	389	43,428
Equity Commonwealth	812	26,544
Equity LifeStyle Properties, Inc.	322	36,805
Equity Residential	1,688	127,140
Essex Property Trust, Inc.	245	70,864
Federal Realty Investment Trust	272	37,495
First Industrial Realty Trust, Inc.	302	10,679
Gecina SA (France)	215	31,829
Goodman Group (Australia)	1,432	13,575
Great Portland Estates PLC (United Kingdom)	4,350	42,307
Healthcare Realty Trust, Inc.	1,176	37,761
Highwoods Properties, Inc.	193	9,029
Hoshino Resorts REIT, Inc. (Japan)	4	20,029
Host Hotels & Resorts, Inc.	978	18,484
Hudson Pacific Properties, Inc.	581	19,998
Inmobiliaria Colonial Socimi SA (Spain)	3,789	38,984
InnSuites Hospitality Trust	7,602	12,543
Investors Real Estate Trust	372	22,287
JBG SMITH Properties	1,556	64,341
Kilroy Realty Corp.(a)	382	29,017
Kimco Realty Corp.	950	17,575
Macerich Co. (The)	991	42,960
MGM Growth Properties LLC (Class A Stock)	631	20,350
Mitsui Fudosan Logistics Park, Inc. (Japan)	7	22,364
National Health Investors, Inc.	329	25,843
National Storage REIT (Australia)	3,362	4,211
Nippon Accommodations Fund, Inc. (Japan)	4	20,295
Nippon Prologis REIT, Inc. (Japan)	4	8,514
Paramount Group, Inc.	2,253	31,970
Pebblebrook Hotel Trust	218	6,771
Prologis, Inc.	3,418	245,925
PS Business Parks, Inc.	64	10,037
Public Storage	621	135,241
Rayonier, Inc.	1,110	34,987
Regency Centers Corp.	628	42,384
RLJ Lodging Trust	1,337	23,491
RPT Realty	1,660	19,937
Ryman Hospitality Properties, Inc.	331	27,221
Scentre Group (Australia)	5,853	17,073
Senior Housing Properties Trust	1,862	21,934
Shaftesbury PLC (United Kingdom)	798	9,147
Simon Property Group, Inc.	449	81,812
SL Green Realty Corp.	623	56,020

A1234

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sunstone Hotel Investors, Inc.	1,769	$25,474
Taubman Centers, Inc.	491	25,964
Terreno Realty Corp.	797	33,506
Unibail-Rodamco-Westfield (France)	57	9,342
UNITE Group PLC (The) (United Kingdom)	958	11,449
Urban Edge Properties	2,570	48,830
Ventas, Inc.	736	46,964
VEREIT, Inc.	570	4,771
Vornado Realty Trust	609	41,071
Weyerhaeuser Co.	2,937	77,361

		2,819,456

Food & Staples Retailing — 0.7%
Bid Corp. Ltd. (South Africa)	477	9,856
BIM Birlesik Magazalar A/S (Turkey)	740	10,110
Clicks Group Ltd. (South Africa)	907	11,589
Costco Wholesale Corp.	147	35,595
CP ALL PCL (Thailand)	36,600	86,440
Georgia Healthcare Group PLC (Georgia), 144A*	1,605	4,192
Jeronimo Martins SGPS SA (Portugal)	4,727	69,764
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	14,303
Majestic Wine PLC (United Kingdom)	1,139	3,318
Performance Food Group Co.*	374	14,825
President Chain Store Corp. (Taiwan)	2,000	19,722
PriceSmart, Inc.	130	7,654
Raia Drogasil SA (Brazil)	2,458	40,825
Rite Aid Corp.*	15,493	9,838
Seven & i Holdings Co. Ltd. (Japan)	2,500	94,332
Shoprite Holdings Ltd. (South Africa)	2,639	28,669
Sprouts Farmers Market, Inc.*	861	18,546
Wal-Mart de Mexico SAB de CV (Mexico)	9,300	24,862
Walmart, Inc.	732	71,392
X5 Retail Group NV (Russia), GDR	420	10,487
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	581	5,015
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. (China) (Class A Stock)	2,166	8,175
Zur Rose Group AG (Switzerland)*	155	13,523

		613,032

Food Products — 1.4%
Bakkavor Group PLC (United Kingdom), 144A	4,019	6,550
Bunge Ltd.	261	13,851
Cal-Maine Foods, Inc.	99	4,418
China Mengniu Dairy Co. Ltd. (China)*	23,000	85,789
Conagra Brands, Inc.	4,897	135,843
Edita Food Industries SAE (Egypt), GDR	432	2,225
Edita Food Industries SAE (Egypt), GDR, 144A	158	814
Ezaki Glico Co. Ltd. (Japan)	900	47,356
Flowers Foods, Inc.	656	13,986
Hain Celestial Group, Inc. (The)*	1,184	27,374
Ingredion, Inc.	176	16,665
Mayora Indah Tbk PT (Indonesia)	2,600	468
McCormick & Co., Inc.	263	39,616
Mondelez International, Inc. (Class A Stock)	2,186	109,125
Nestle SA (Switzerland)	1,937	184,706

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Post Holdings, Inc.*	55	$6,017
Sakata Seed Corp. (Japan)	200	6,810
Sanderson Farms, Inc.	71	9,361
TreeHouse Foods, Inc.*	401	25,885
Tyson Foods, Inc. (Class A Stock)	6,198	430,327
Uni-President Enterprises Corp. (Taiwan)	7,307	17,756
Universal Robina Corp. (Philippines)	6,990	20,253

		1,205,195

Gas Utilities — 0.2%
Atmos Energy Corp.	1,487	153,057
National Fuel Gas Co.	411	25,055
ONE Gas, Inc.	257	22,881

		200,993

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	262	20,944
Ambu A/S (Denmark) (Class B Stock)	1,263	33,436
Axogen, Inc.*	569	11,983
Becton, Dickinson & Co.(a)	2,498	623,826
Biocartis NV (Belgium), 144A*	254	3,262
BioMerieux (France)	36	2,979
Boston Scientific Corp.*	2,177	83,553
Cerus Corp.*	2,227	13,874
Cochlear Ltd. (Australia)	131	16,153
ConvaTec Group PLC (United Kingdom), 144A	11,337	20,924
Cooper Cos., Inc. (The)	199	58,938
Danaher Corp.	4,394	580,096
DexCom, Inc.*	358	42,638
Eiken Chemical Co. Ltd. (Japan)	200	4,707
Elekta AB (Sweden) (Class B Stock)	1,927	24,026
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,624	28,013
Getinge AB (Sweden) (Class B Stock)	3,648	42,513
Haemonetics Corp.*	86	7,523
Hologic, Inc.*	375	18,149
ICU Medical, Inc.*	68	16,274
Inogen, Inc.*	78	7,439
Insulet Corp.*	130	12,362
Intuitive Surgical, Inc.*	341	194,568
iRhythm Technologies, Inc.*	43	3,223
Koninklijke Philips NV (Netherlands)	2,030	82,925
LivaNova PLC*	598	58,156
Medtronic PLC	2,940	267,775
Neogen Corp.*	416	23,874
Nikkiso Co. Ltd. (Japan)	500	5,842
Osstem Implant Co. Ltd. (South Korea)*	249	11,886
Penumbra, Inc.*	48	7,056
Quidel Corp.*	176	11,523
Smith & Nephew PLC (United Kingdom)	4,046	80,312
STAAR Surgical Co.*	218	7,453
Stryker Corp.	2,176	429,804
Tactile Systems Technology, Inc.*	176	9,279
Tandem Diabetes Care, Inc.*	173	10,986
Teleflex, Inc.	32	9,669
Terumo Corp. (Japan)	1,200	36,670
West Pharmaceutical Services, Inc.	302	33,280
Wright Medical Group NV*	661	20,788

A1235

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	557	$71,129

		3,049,810

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	338	9,907
Ambea AB (Sweden), 144A	593	5,071
Amedisys, Inc.*	41	5,054
Amplifon SpA (Italy)	1,672	32,644
Anthem, Inc.	854	245,081
Brookdale Senior Living, Inc.*	1,360	8,949
Centene Corp.*	800	42,479
Cigna Corp.	2,161	347,532
Community Health Systems, Inc.*	1,278	4,767
CVS Health Corp.	3,120	168,262
Encompass Health Corp.	174	10,162
Fresenius SE & Co. KGaA (Germany)	755	42,243
HCA Healthcare, Inc.	817	106,520
Healius Ltd. (Australia)	12,663	23,635
HealthEquity, Inc.*	80	5,918
Humana, Inc.	193	51,337
Integrated Diagnostics Holdings PLC (Egypt), 144A	1,564	7,209
Miraca Holdings, Inc. (Japan)	600	14,883
Molina Healthcare, Inc.*	33	4,685
Odontoprev SA (Brazil)	3,200	13,485
Quorum Health Corp.*	1,140	1,596
Terveystalo OYJ (Finland), 144A*	858	9,086
UnitedHealth Group, Inc.	2,274	562,269
WellCare Health Plans, Inc.*	178	48,016

		1,770,790

Health Care Technology — 0.1%
Teladoc Health, Inc.*	595	33,082
Veeva Systems, Inc. (Class A Stock)*	233	29,558

		62,640

Hotels, Restaurants & Leisure — 1.7%
Aramark	397	11,731
Basic-Fit NV (Netherlands), 144A*	124	4,183
Bloomin’ Brands, Inc.	1,186	24,254
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	10,500	34,484
Carnival Corp.	227	11,513
Denny’s Corp.*	1,228	22,534
Domino’s Pizza, Inc.	86	22,197
Eldorado Resorts, Inc.*	307	14,334
Galaxy Entertainment Group Ltd. (Macau)	2,000	13,653
Hilton Grand Vacations, Inc.*	660	20,361
Hilton Worldwide Holdings, Inc.	1,627	135,220
HIS Co. Ltd. (Japan)	200	7,356
Huazhu Group Ltd. (China), ADR	354	14,918
Jack in the Box, Inc.	304	24,642
Las Vegas Sands Corp.	1,500	91,439
Marriott International, Inc. (Class A Stock)	1,208	151,109
McDonald’s Corp.	1,396	265,100
MGM Resorts International	2,680	68,769
Nathan’s Famous, Inc.	302	20,657
Norwegian Cruise Line Holdings Ltd.*	261	14,345
Planet Fitness, Inc. (Class A Stock)*	146	10,033

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Playtech PLC (United Kingdom)	7,061	$40,035
Restaurant Brands International, Inc. (Canada)	1,486	96,753
Round One Corp. (Japan)	1,000	12,639
Royal Caribbean Cruises Ltd.	404	46,306
Vail Resorts, Inc.	89	19,340
William Hill PLC (United Kingdom)	5,640	11,803
Wyndham Destinations, Inc.	301	12,187
Wyndham Hotels & Resorts, Inc.	333	16,647
Wynn Resorts Ltd.	115	13,722
Yum! Brands, Inc.	1,309	130,651

		1,382,915

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	8,197	13,180
Century Communities, Inc.*	933	22,364
Fujitsu General Ltd. (Japan)	3,600	50,887
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	9,800	69,016
Haier Electronics Group Co. Ltd. (Hong Kong)	7,000	20,421
MDC Holdings, Inc.	788	22,899
Midea Group Co. Ltd. (China) (Class A Stock)	700	5,086
NVR, Inc.*	12	33,203
Skyline Champion Corp.	636	12,084
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	3,900	14,936
Tempur Sealy International, Inc.*	299	17,243
ZAGG, Inc.*	139	1,261
Zojirushi Corp. (Japan)	300	3,112

		285,692

Household Products — 0.4%
Colgate-Palmolive Co.	173	11,857
Essity AB (Sweden) (Class B Stock)	5,218	150,659
Kimberly-Clark Corp.	531	65,791
Opple Lighting Co. Ltd. (China) (Class A Stock)	2,430	13,934
Reckitt Benckiser Group PLC (United Kingdom)	715	59,509

		301,750

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	40,000	27,883
Electric Power Development Co. Ltd. (Japan)	500	12,178
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	28,000	7,799
NTPC Ltd. (India)	51,217	99,669
Vistra Energy Corp.(a)	1,017	26,473

		174,002

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	17	2,085
CK Hutchison Holdings Ltd. (Hong Kong)	5,368	56,472
DCC PLC (United Kingdom)	243	21,022
Fosun International Ltd. (China)	22,000	37,375
General Electric Co.	26,837	268,102

A1236

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	2,237	$355,504
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	81,009
Roper Technologies, Inc.	912	311,877
Siemens AG (Germany)	549	59,157
SM Investments Corp. (Philippines)	3,247	57,770
Smiths Group PLC (United Kingdom)	2,127	39,807

		1,290,180

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	29,000	290,223
Allianz SE (Germany)	403	89,883
American International Group, Inc.	5,127	220,769
Aon PLC	574	97,982
Arch Capital Group Ltd.*	1,276	41,240
Argo Group International Holdings Ltd.	358	25,296
AXA SA (France)	1,259	31,735
Chubb Ltd.(a)	2,271	318,122
CNA Financial Corp.	547	23,712
CNO Financial Group, Inc.	1,373	22,215
Fidelity National Financial, Inc.	348	12,719
First American Financial Corp.	470	24,205
Japan Post Holdings Co. Ltd. (Japan)	4,000	46,810
Korean Reinsurance Co. (South Korea)	443	3,574
Markel Corp.*	32	31,880
Marsh & McLennan Cos., Inc.	2,966	278,507
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	296	70,129
Old Republic International Corp.	1,410	29,497
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	5,000	56,316
Progressive Corp. (The)	988	71,225
Prudential PLC (United Kingdom)	5,721	114,636
RenaissanceRe Holdings Ltd. (Bermuda)	208	29,847
Sampo OYJ (Finland) (Class A Stock)	1,106	50,212
Sanlam Ltd. (South Africa)	6,743	34,488
Sompo Holdings, Inc. (Japan)	1,200	44,348
Steadfast Group Ltd. (Australia)	4,326	9,738
Suncorp Group Ltd. (Australia)	4,585	44,834
Unico American Corp.*	170	1,020
White Mountains Insurance Group Ltd.	28	25,913
Willis Towers Watson PLC	1,494	262,421
Zurich Insurance Group AG (Switzerland)	296	98,157

		2,501,653

Interactive Media & Services — 2.9%
58.com, Inc. (China), ADR*	843	55,368
Alphabet, Inc. (Class A Stock)*	119	140,050
Alphabet, Inc. (Class C Stock)*	518	607,775
Baidu, Inc. (China), ADR*	207	34,124
Facebook, Inc. (Class A Stock)*	4,234	705,765
IAC/InterActiveCorp*	237	49,796
Kakaku.com, Inc. (Japan)	300	5,762
Mail.Ru Group Ltd. (Russia), GDR*	1,555	38,469
Match Group, Inc.	309	17,492
NAVER Corp. (South Korea)	941	102,945
Scout24 AG (Germany), 144A	449	23,279
Tencent Holdings Ltd. (China)	11,100	512,532

	Shares	Value
COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
Wise Talent Information Technology Co. Ltd. (China)*	3,800	$11,234
Yahoo Japan Corp. (Japan)	14,700	36,031
Yandex NV (Russia) (Class A Stock)*	431	14,801
YY, Inc. (China), ADR*	232	19,490
Zillow Group, Inc. (Class A Stock)*	359	12,278
Zillow Group, Inc. (Class C Stock)*	308	10,700

		2,397,891

Internet & Direct Marketing Retail — 3.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	3,548	647,333
Amazon.com, Inc.*	616	1,096,941
ASOS PLC (United Kingdom)*	336	14,017
Baozun, Inc. (China), ADR*	279	11,590
Booking Holdings, Inc.*	146	254,757
Ctrip.com International Ltd. (China), ADR*	901	39,365
Etsy, Inc.*	135	9,075
Farfetch Ltd. (United Kingdom) (Class A Stock)*	1,051	28,282
GrubHub, Inc.*	143	9,934
Just Eat PLC (United Kingdom)*	1,788	17,516
MercadoLibre, Inc. (Argentina)*	153	77,683
Naspers Ltd. (South Africa) (Class N Stock)	989	228,798
Ocado Group PLC (United Kingdom)*	1,650	29,469
Qurate Retail, Inc.*	808	12,912
Rakuten, Inc. (Japan)	1,900	18,010
Shop Apotheke Europe NV (Netherlands), 144A*	141	5,817
Takeaway.com NV (Netherlands), 144A*	432	32,886
Wayfair, Inc. (Class A Stock)*	65	9,649
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	100	1,444
Zalando SE (Germany), 144A*	1,751	68,393
ZOZO, Inc. (Japan)	500	9,415

		2,623,286

IT Services — 3.7%
Accenture PLC (Class A Stock)	929	163,523
Amadeus IT Group SA (Spain)	1,257	100,823
Automatic Data Processing, Inc.	538	85,940
Black Knight, Inc.*	911	49,650
Booz Allen Hamilton Holding Corp.	1,018	59,187
CoreLogic, Inc.*	675	25,151
CSG Systems International, Inc.	622	26,311
EPAM Systems, Inc.*	322	54,460
Euronet Worldwide, Inc.*	130	18,537
Fidelity National Information Services, Inc.	2,060	232,985
First Data Corp. (Class A Stock)*	618	16,235
First Derivatives PLC (United Kingdom)	541	18,991
Fiserv, Inc.*	1,049	92,606
FleetCor Technologies, Inc.*	500	123,295
Fujitsu Ltd. (Japan)	600	43,283
Global Payments, Inc.	903	123,278
GoDaddy, Inc. (Class A Stock)*	288	21,655
Hexaware Technologies Ltd. (India)	2,516	12,546
Indra Sistemas SA (Spain)*	2,038	22,653
Infosys Ltd. (India)	1,218	13,111
Keywords Studios PLC (Ireland)	886	13,373

A1237

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Leidos Holdings, Inc.	310	$19,868
LiveRamp Holdings, Inc.*	434	23,683
Mastercard, Inc. (Class A Stock)	1,953	459,834
NEXTDC Ltd. (Australia)*	2,341	10,502
Okta, Inc.*	132	10,920
PayPal Holdings, Inc.*	2,226	231,148
Shopify, Inc. (Canada) (Class A Stock)*	204	42,111
Square, Inc. (Class A Stock)*	202	15,134
StoneCo.Ltd. (Brazil) (Class A Stock)*(a)	1,599	65,735
TravelSky Technology Ltd. (China) (Class H Stock)	6,000	15,918
Twilio, Inc. (Class A Stock)*	136	17,568
Visa, Inc. (Class A Stock)(a)	4,496	702,230
WEX, Inc.*	148	28,415
Wirecard AG (Germany)(a)	227	28,666
Wix.com Ltd. (Israel)*	193	23,320
Worldpay, Inc. (Class A Stock)*	954	108,279

		3,120,924

Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	5,296
Brunswick Corp.	374	18,823
Polaris Industries, Inc.	166	14,015
Sega Sammy Holdings, Inc. (Japan)	2,600	30,631
Spin Master Corp. (Canada), 144A*	721	20,178
Thule Group AB (Sweden), 144A	928	20,994
YETI Holdings, Inc.*	47	1,422

		111,359

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	2,032	163,332
Charles River Laboratories International, Inc.*	164	23,821
Eurofins Scientific SE (Luxembourg)	37	15,343
Illumina, Inc.*	10	3,107
Lonza Group AG (Switzerland)*	259	80,628
PRA Health Sciences, Inc.*	93	10,257
Syneos Health, Inc.*	198	10,248
Tecan Group AG (Switzerland)	110	25,988
Thermo Fisher Scientific, Inc.	1,983	542,787

		875,511

Machinery — 1.0%
Aalberts Industries NV (Netherlands)	219	7,586
AGCO Corp.	43	2,991
Aida Engineering Ltd. (Japan)	700	5,051
Aumann AG (Germany), 144A	101	3,198
Colfax Corp.*	947	28,107
Escorts Ltd. (India)	858	9,870
Flowserve Corp.	80	3,611
Fortive Corp.	1,979	166,018
Fujitec Co. Ltd. (Japan)	900	9,966
GEA Group AG (Germany)	1,243	32,621
Gima TT SpA (Italy), 144A	417	3,346
Graco, Inc.	753	37,289
Hoshizaki Corp. (Japan)	300	18,601
Illinois Tool Works, Inc.	617	88,558
Knorr-Bremse AG (Germany)*	279	27,777
Konecranes OYJ (Finland)	218	7,764

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Lincoln Electric Holdings, Inc.	324	$27,174
Lonking Holdings Ltd. (China)	24,000	7,797
Manitex International, Inc.*	643	4,919
METAWATER Co. Ltd. (Japan)	300	8,459
Middleby Corp. (The)*(a)	325	42,260
Miura Co. Ltd. (Japan)	300	6,916
Norma Group SE (Germany)	265	12,878
Obara Group, Inc. (Japan)	200	6,632
Oshkosh Corp.	248	18,632
PACCAR, Inc.	1,350	91,989
Pentair PLC	116	5,163
Piovan SpA (Italy), 144A*	579	4,068
Rotork PLC (United Kingdom)	2,135	7,842
Sandvik AB (Sweden)	320	5,214
SG Blocks, Inc.*	1,408	2,591
Spirax-Sarco Engineering PLC (United Kingdom)	136	12,746
Stanley Black & Decker, Inc.	311	42,349
Toro Co. (The)	104	7,159
Trinity Industries, Inc.	669	14,537
WABCO Holdings, Inc.*	188	24,784
Wabtec Corp.	24	1,769
Wartsila OYJ Abp (Finland)	639	10,323
Weir Group PLC (The) (United Kingdom)	1,026	20,839
Xylem, Inc.	133	10,512

		849,906

Marine — 0.0%
Kirby Corp.*	293	22,007
SITC International Holdings Co. Ltd. (China)	16,000	16,445

		38,452

Media — 0.8%
A.H. Belo Corp. (Class A Stock)	337	1,254
Altice USA, Inc. (Class A Stock)	1,136	24,401
Ascential PLC (United Kingdom)	7,176	33,352
Cable One, Inc.	35	34,348
Comcast Corp. (Class A Stock)	4,852	193,983
Criteo SA (France), ADR*	650	13,020
CyberAgent, Inc. (Japan)	300	12,221
DISH Network Corp. (Class A Stock)*	698	22,120
Dish TV India Ltd. (India)	6,720	3,774
Ebiquity PLC (United Kingdom)	1,291	713
Eutelsat Communications SA (France)	1,123	19,671
Fox Corp. (Class A Stock)*	450	16,520
Fox Corp. (Class B Stock)*	503	18,048
Liberty Broadband Corp. (Class A Stock)*	206	18,878
Liberty Broadband Corp. (Class C Stock)*	321	29,449
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,106	27,562
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,179	28,544
Liberty Latin America Ltd. (Chile) (Class A Stock)*	728	14,080
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,457	47,789
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	391	14,928

A1238

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty Media Corp.-Liberty SiriusXM
(Class C Stock)*	619	$23,671
MultiChoice Group Ltd. (South Africa)*	774	6,489
Omnicom Group, Inc.	237	17,299
oOh!media Ltd. (Australia)	2,457	6,796
Publicis Groupe SA (France)	307	16,454
Sirius XM Holdings, Inc.	1,923	10,903
TuanChe Ltd. (China), ADR*	124	831
WPP PLC (United Kingdom)	3,282	34,713
YouGov PLC (United Kingdom)	2,359	14,697

		706,508

Metals & Mining — 2.4%
Acerinox SA (Spain)	777	7,712
Alamos Gold, Inc. (Canada) (Class A Stock)	1,567	7,950
Alcoa Corp.*	215	6,054
Alumina Ltd. (Australia)	11,466	19,743
Anglo American PLC (South Africa)	2,285	61,292
Antofagasta PLC (Chile)	4,697	59,209
APERAM SA (Luxembourg)	352	10,047
ArcelorMittal (Luxembourg)	1,239	25,222
Aurubis AG (Germany)	173	9,298
B2Gold Corp. (Canada)*	6,938	19,417
Barrick Gold Corp. (Canada)	3,404	46,665
BHP Group Ltd. (Australia)	8,592	234,878
BlueScope Steel Ltd. (Australia)	1,135	11,274
Boliden AB (Sweden)	1,700	48,479
Centamin PLC (Egypt)	12,501	14,520
Centerra Gold, Inc. (Canada)*	1,373	7,202
Cia de Minas Buenaventura SAA (Peru), ADR	645	11,146
Cleveland-Cliffs, Inc.	1,259	12,577
Coeur Mining, Inc.*	1,233	5,031
Detour Gold Corp. (Canada)*	781	7,329
Dundee Precious Metals, Inc. (Canada)*	900	2,983
Evolution Mining Ltd. (Australia)	13,873	36,047
First Majestic Silver Corp. (Canada)*	1,609	10,583
Fortescue Metals Group Ltd. (Australia)	4,237	21,436
Fortuna Silver Mines, Inc. (Canada)*	3,686	12,274
Franco-Nevada Corp. (Canada)	1,880	140,949
Freeport-McMoRan, Inc.	2,414	31,116
Glencore PLC (Switzerland)*	22,175	92,062
Gold Resource Corp.	1,936	7,608
Highland Gold Mining Ltd. (Russia)	1,232	2,961
Hindustan Zinc.Ltd. (India)	1,741	6,957
Hitachi Metals Ltd. (Japan)	4,100	47,655
Hochschild Mining PLC (Peru)	2,585	6,935
Impala Platinum Holdings Ltd. (South Africa)*	2,049	8,688
Independence Group NL (Australia)	2,252	7,776
Kirkland Lake Gold Ltd. (Canada)	1,938	58,937
Lucara Diamond Corp. (Canada)	2,851	3,328
Lundin Mining Corp. (Chile)	2,212	10,263
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,100	28,213
Nippon Light Metal Holdings Co. Ltd. (Japan)	2,200	4,824
Nippon Steel Corp. (Japan)	1,400	24,727
NMDC Ltd. (India)	5,433	8,206
Norsk Hydro ASA (Norway)	3,036	12,321

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Northern Star Resources Ltd. (Australia)	7,345	$46,557
Nucor Corp.	820	47,847
Osisko Gold Royalties Ltd. (Canada)	572	6,425
OZ Minerals Ltd. (Australia)	1,526	11,486
Petra Diamonds Ltd. (South Africa)*	1,439	359
POSCO (South Korea)	166	36,972
Regis Resources Ltd. (Australia)	3,866	14,519
Reliance Steel & Aluminum Co.	438	39,534
Rio Tinto PLC (Australia)	2,470	143,926
Royal Gold, Inc.	122	11,093
Salzgitter AG (Germany)	120	3,480
Sandfire Resources NL (Australia)	67	329
Sandstorm Gold Ltd. (Canada)*	1,090	5,946
Saracen Mineral Holdings Ltd. (Australia)*	16,577	34,232
SEMAFO, Inc. (Canada)*	3,218	8,934
SilverCorp.Metals, Inc. (Canada)	600	1,540
South32 Ltd. (Australia)	51,300	135,474
Southern Copper Corp. (Peru)	581	23,054
SSAB AB (Sweden) (Class A Stock)	2,563	9,248
Steel Dynamics, Inc.	1,031	36,363
Sumitomo Metal Mining Co. Ltd. (Japan)	1,300	38,379
Teck Resources Ltd. (Canada) (Class B Stock)	1,557	36,091
Ternium SA (Luxembourg), ADR	210	5,716
Torex Gold Resources, Inc. (Canada)*	422	5,312
United States Steel Corp.	453	8,829
Vale SA (Brazil)	2,520	32,915
voestalpine AG (Austria)	214	6,528
Worthington Industries, Inc.	48	1,791

		1,964,773

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,870	33,659
Annaly Capital Management, Inc.	3,938	39,341
Apollo Commercial Real Estate Finance, Inc.	1,338	24,352
Cherry Hill Mortgage Investment Corp.	1,168	20,113
Ellington Residential Mortgage REIT	880	10,471
Ready Capital Corp.	1,324	19,423
Two Harbors Investment Corp.	1,900	25,707

		173,066

Multiline Retail — 0.5%
Dollar General Corp.(a)	1,712	204,242
Dollar Tree, Inc.*	1,118	117,435
Lojas Renner SA (Brazil)	4,171	46,383
Next PLC (United Kingdom)	687	49,936
SACI Falabella (Chile)	1,344	9,994

		427,990

Multi-Utilities — 0.7%
CMS Energy Corp.	50	2,777
DTE Energy Co.	360	44,906
Engie SA (France)	3,779	56,343
NiSource, Inc.	3,395	97,301
Sempra Energy	3,245	408,416

		609,743

Oil, Gas & Consumable Fuels — 3.4%
Arch Coal, Inc. (Class A Stock)	275	25,099

A1239

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC (United Kingdom)	4,940	$35,970
BP PLC (United Kingdom), ADR	5,495	240,241
Cabot Oil & Gas Corp.	483	12,606
Cairn Energy PLC (United Kingdom)*	2,153	4,550
California Resources Corp.*	198	5,091
Cameco Corp. (Canada)	1,132	13,342
Canadian Natural Resources Ltd. (Canada)	2,157	59,221
Centennial Resource Development, Inc. (Class A Stock)*	593	5,212
Cheniere Energy, Inc.*	87	5,947
Chesapeake Energy Corp.*	2,115	6,557
Chevron Corp.	909	111,971
Concho Resources, Inc.	990	109,850
ConocoPhillips	1,465	97,774
Continental Resources, Inc.*	313	14,013
Denbury Resources, Inc.*	1,555	3,188
Devon Energy Corp.	300	9,467
Diamondback Energy, Inc.	233	23,656
Enbridge, Inc. (Canada)	330	11,966
Encana Corp. (Canada)	890	6,444
EOG Resources, Inc.	1,694	161,235
Equinor ASA (Norway)	355	7,784
Exxon Mobil Corp.	1,911	154,409
Galp Energia SGPS SA (Portugal) (Class B Stock)	7,529	120,788
Gulfport Energy Corp.*	1,222	9,800
Inpex Corp. (Japan)	2,600	24,621
Jagged Peak Energy, Inc.*	442	4,628
Kelt Exploration Ltd. (Canada)*	470	1,938
Koninklijke Vopak NV (Netherlands)	193	9,244
Kosmos Energy Ltd. (Ghana)	3,566	22,216
Lundin Petroleum AB (Sweden)	273	9,268
Magnolia Oil & Gas Corp.*	386	4,631
Marathon Petroleum Corp.	225	13,466
Murphy Oil Corp.	395	11,574
Occidental Petroleum Corp.	3,733	247,125
Parsley Energy, Inc. (Class A Stock)*	535	10,326
PDC Energy, Inc.*	402	16,353
Penn Virginia Corp.*	266	11,731
Petronet LNG Ltd. (India)	8,489	30,889
Phillips 66	71	6,757
Pioneer Natural Resources Co.	526	80,099
Plains GP Holdings LP (Class A Stock)*	258	6,429
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,532	111,745
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	7,080	51,126
SM Energy Co.	649	11,351
Suncor Energy, Inc. (Canada)	330	10,702
Targa Resources Corp.	406	16,869
Torchlight Energy Resources, Inc.*(a)	2,568	4,212
TOTAL SA (France)	3,798	211,211
TOTAL SA (France), ADR	4,105	228,443
TransAtlantic Petroleum Ltd.*	3,356	2,907
TransCanada Corp. (Canada) (NYSE)	7,291	327,658
TransCanada Corp. (Canada) (XTSE)	1,161	52,144
Valero Energy Corp.	233	19,765
World Fuel Services Corp.	678	19,587

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
WPX Energy, Inc.*	1,349	$17,685

		2,852,881

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	1,035	25,233
Mercer International, Inc. (Canada)	1,320	17,833
Mondi PLC (United Kingdom)	208	4,606
Quintis Ltd. (Australia)*^	4,025	—
Suzano Papel e Celulose SA (Brazil)	800	9,460
Verso Corp. (Class A Stock)*	329	7,047
West Fraser Timber Co. Ltd. (Canada)	120	5,837

		70,016

Personal Products — 0.2%
Hengan International Group Co. Ltd. (China)	3,000	26,425
LG Household & Health Care Ltd. (South Korea)	100	124,837
Medifast, Inc.	67	8,546
Nu Skin Enterprises, Inc. (Class A Stock)	398	19,048
USANA Health Sciences, Inc.*	232	19,458

		198,314

Pharmaceuticals — 3.1%
Aerie Pharmaceuticals, Inc.*	146	6,935
Akorn, Inc.*	514	1,809
Astellas Pharma, Inc. (Japan)	4,100	61,561
AstraZeneca PLC (United Kingdom), ADR	2,185	88,340
Bayer AG (Germany)	2,184	141,318
Catalent, Inc.*	222	9,011
Chugai Pharmaceutical Co. Ltd. (Japan)	600	41,530
Corcept Therapeutics, Inc.*	573	6,727
CSPC Pharmaceutical Group Ltd. (China)	6,000	11,210
Daiichi Sankyo Co. Ltd. (Japan)	500	23,617
Durect Corp.*	3,335	2,087
Elanco.Animal Health, Inc.*(a)	3,525	113,047
Eli Lilly & Co.(a)	1,639	212,678
Endo International PLC*	688	5,525
GlaxoSmithKline PLC (United Kingdom), ADR	2,824	118,015
Horizon Pharma PLC*	691	18,263
Johnson & Johnson	803	112,251
Laboratorios Farmaceuticos Rovi SA (Spain)	711	14,969
Merck & Co., Inc.	3,601	299,495
Merck KGaA (Germany)	337	38,477
MyoKardia, Inc.*	109	5,667
Novartis AG (Switzerland)	1,565	150,779
Pfizer, Inc.	14,231	604,391
Reata Pharmaceuticals, Inc. (Class A Stock)*	68	5,812
Roche Holding AG (Switzerland)	653	180,408
Supernus Pharmaceuticals, Inc.*	160	5,606
Takeda Pharmaceutical Co. Ltd. (Japan)	5,109	207,723
Torrent Pharmaceuticals Ltd. (India)	511	14,401
Zoetis, Inc.	1,041	104,797
Zogenix, Inc.*	156	8,582

		2,615,031

A1240

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.6%
Adecco Group AG (Switzerland)	447	$23,857
ALS Ltd. (Australia)	4,366	23,576
CBIZ, Inc.*	1,126	22,790
CoStar Group, Inc.*	94	43,843
DKSH Holding AG (Switzerland)	268	15,464
en-japan, Inc. (Japan)	600	17,475
Equifax, Inc.	815	96,578
IHS Markit Ltd.*	36	1,958
Insperity, Inc.	72	8,904
Intertrust NV (Netherlands), 144A	568	10,702
Korn Ferry	526	23,554
ManpowerGroup, Inc.	140	11,577
Nielsen Holdings PLC	2,581	61,092
Outsourcing, Inc. (Japan)	900	11,115
Persol Holdings Co. Ltd. (Japan)	2,900	47,038
TeamLease Services Ltd. (India)*	216	9,447
TransUnion	422	28,206
UT Group Co. Ltd. (Japan)	100	2,293

		459,469

Real Estate Management & Development — 0.5%
ADO Properties SA (Germany), 144A	384	21,866
Aedas Homes SAU (Spain), 144A*	606	15,533
Altus Group Ltd. (Canada)	582	11,354
BR Malls Participacoes SA (Brazil)	2,054	6,552
China Overseas Land & Investment Ltd. (China)	10,000	38,048
Hang Lung Properties Ltd. (Hong Kong)	6,000	14,671
Heiwa Real Estate Co. Ltd. (Japan)	400	7,706
Hongkong Land Holdings Ltd. (Hong Kong)	8,000	56,960
Hufvudstaden AB (Sweden) (Class A Stock)	897	15,579
Hysan Development Co. Ltd. (Hong Kong)	3,000	16,095
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,650	16,427
Instone Real Estate Group AG (Germany), 144A*	668	15,023
Jones Lang LaSalle, Inc.	173	26,673
Kojamo OYJ (Finland)	896	10,812
Mitsubishi Estate Co. Ltd. (Japan)	900	16,316
Mitsui Fudosan Co. Ltd. (Japan)	1,000	25,198
Multiplan Empreendimentos Imobiliarios SA (Brazil)	974	5,814
PSP Swiss Property AG (Switzerland)	583	63,389
Realogy Holdings Corp.	1,062	12,107
Shurgard Self Storage SA (Belgium)*	239	7,908
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	34,367

		438,398

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	160	32,965
Canadian Pacific Railway Ltd. (Canada) (XTSE)	237	48,831
CSX Corp.	524	39,206
Hertz Global Holdings, Inc.*	583	10,127
J.B. Hunt Transport Services, Inc.	739	74,853
Kansas City Southern	239	27,719
Norfolk Southern Corp.	38	7,102
Old Dominion Freight Line, Inc.	102	14,728

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
PAM Transportation Services, Inc.*	275	$13,459
Union Pacific Corp.	668	111,690

		380,680

Semiconductors & Semiconductor Equipment — 2.5%
AIXTRON SE (Germany)*	2,723	24,604
ams AG (Austria)	332	8,988
Analog Devices, Inc.	225	23,686
ASML Holding NV (Netherlands) (XAMS)	678	127,691
ASML Holding NV (Netherlands) (XNGS)	376	70,707
Broadcom, Inc.	501	150,656
Cree, Inc.*	336	19,226
Cypress Semiconductor Corp.	1,310	19,545
DB HiTek Co. Ltd. (South Korea)	736	8,133
Disco Corp. (Japan)	300	42,756
Infineon Technologies AG (Germany)	763	15,189
Integrated Device Technology, Inc.*	574	28,120
IQE PLC (United Kingdom)*	21,869	21,041
KLA-Tencor Corp.	28	3,343
Lam Research Corp.	15	2,685
LEENO Industrial, Inc. (South Korea)	104	5,450
Machvision, Inc. (Taiwan)	1,000	14,137
Marvell Technology Group Ltd.	1,675	33,316
Maxim Integrated Products, Inc.	1,329	70,663
Microchip Technology, Inc.(a)	656	54,422
Micron Technology, Inc.*	1,962	81,089
MKS Instruments, Inc.	172	16,005
Monolithic Power Systems, Inc.	169	22,898
NVIDIA Corp.	804	144,366
NXP Semiconductors NV (Netherlands)	2,514	222,212
QUALCOMM, Inc.	946	53,950
QuickLogic Corp.*	6,901	4,214
Renesas Electronics Corp. (Japan)*	3,500	16,188
Silergy Corp. (China)	1,000	14,968
SK Hynix, Inc. (South Korea)	170	11,135
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	44,000	351,936
Teradyne, Inc.	470	18,725
Texas Instruments, Inc.	3,106	329,453
Tokyo Electron Ltd. (Japan)	200	28,926
Universal Display Corp.	57	8,712
Xilinx, Inc.	157	19,906

		2,089,041

Software — 4.2%
2U, Inc.*	317	22,459
Aspen Technology, Inc.*	23	2,398
CDK Global, Inc.	509	29,939
Ceridian HCM Holding, Inc.*(a)	664	34,063
Cornerstone OnDemand, Inc.*	444	24,322
Cyient Ltd. (India)	1,100	10,332
Descartes Systems Group, Inc. (The) (Canada)*	400	14,541
Douzone Bizon Co. Ltd. (South Korea)	188	7,735
Ellie Mae, Inc.*	23	2,270
Globant SA (Argentina)*	400	28,559
Guidewire Software, Inc.*	259	25,164
HubSpot, Inc.*	71	11,801
Intuit, Inc.	738	192,921

A1241

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
LogMeIn, Inc.	119	$9,532
Microsoft Corp.	13,886	1,637,716
Netcompany Group A/S (Denmark), 144A*	235	8,431
New Relic, Inc.*	117	11,548
Nutanix, Inc. (Class A Stock)*	91	3,434
Palo Alto Networks, Inc.*	166	40,318
Paycom Software, Inc.*	94	17,778
PTC, Inc.*	290	26,732
RingCentral, Inc. (Class A Stock)*	156	16,817
salesforce.com, Inc.*	1,226	194,162
SAP SE (Germany)	483	55,917
ServiceNow, Inc.*	975	240,328
Sophos Group PLC (United Kingdom), 144A	1,916	7,518
Splunk, Inc.*	1,228	153,009
SS&C Technologies Holdings, Inc.	794	50,570
Symantec Corp.	2,833	65,131
Synopsys, Inc.*	1,208	139,101
Tableau Software, Inc. (Class A Stock)*	302	38,439
Trade Desk, Inc. (The) (Class A Stock)*	68	13,461
Trend Micro, Inc. (Japan)	200	9,725
Ultimate Software Group, Inc. (The)*	24	7,923
VMware, Inc. (Class A Stock)	836	150,906
WANdisco PLC (United Kingdom)*	704	5,722
Workday, Inc. (Class A Stock)*	826	159,294
Zendesk, Inc.*	222	18,870

		3,488,886

Specialty Retail — 0.7%
American Eagle Outfitters, Inc.	1,197	26,537
Burlington Stores, Inc.*	196	30,709
Carvana Co.*	74	4,296
Chow Sang Sang Holdings International Ltd. (Hong Kong)	3,000	4,669
Dick’s Sporting Goods, Inc.(a)	677	24,920
Dufry AG (Switzerland)*	114	11,981
Five Below, Inc.*	79	9,816
GrandVision NV (Netherlands), 144A	676	14,634
Hikari Tsushin, Inc. (Japan)	100	18,954
Home Depot, Inc. (The)	490	94,026
Michaels Cos., Inc. (The)*	733	8,371
Mr. Price Group Ltd. (South Africa)	358	4,707
RH*	52	5,353
Ross Stores, Inc.	2,403	223,719
SMCP SA (France), 144A*	1,068	18,611
Tractor Supply Co.	346	33,825
Ulta Beauty, Inc.*	30	10,462
VT Holdings Co. Ltd. (Japan)	1,200	4,515
Yellow Hat Ltd. (Japan)	800	10,523
Zumiez, Inc.*	49	1,220

		561,848

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	1,559	296,132
Catcher Technology Co. Ltd. (Taiwan)	2,000	15,426
Dell Technologies, Inc. (Class C Stock)*	351	20,600
NCR Corp.*	852	23,251
Samsung Electronics Co. Ltd. (South Korea)	7,292	287,227

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Xaar PLC (United Kingdom)	1,527	$2,106

		644,742

Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	2,200	29,476
Brunello Cucinelli SpA (Italy)	195	6,723
Burberry Group PLC (United Kingdom)	1,351	34,408
Canada Goose Holdings, Inc. (Canada)*	160	7,683
Carter’s, Inc.	176	17,739
EssilorLuxottica SA (France)	526	57,470
Forward Industries, Inc.*	4,079	6,037
Hugo Boss AG (Germany)	194	13,267
Lululemon Athletica, Inc.*	184	30,152
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	7,501
LVMH Moet Hennessy Louis Vuitton SE (France)	35	12,885
NIKE, Inc. (Class B Stock)	495	41,684
Skechers U.S.A., Inc. (Class A Stock)*	474	15,931
Ted Baker PLC (United Kingdom)	543	11,026
VF Corp.	123	10,690
Wolverine World Wide, Inc.	39	1,393

		304,065

Thrifts & Mortgage Finance — 0.3%
Home Federal Bancorp Inc.	594	17,541
Housing Development Finance Corp. Ltd. (India)	5,987	170,385
MGIC Investment Corp.*	1,309	17,266
Waterstone Financial, Inc.	1,511	24,871

		230,063

Tobacco — 0.8%
Altria Group, Inc.	663	38,076
British American Tobacco PLC (United Kingdom)	4,526	188,620
Japan Tobacco, Inc. (Japan)	3,400	84,273
Philip Morris International, Inc.	3,609	319,000

		629,969

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	40	1,286
Brenntag AG (Germany)	142	7,329
Hanwa Co. Ltd. (Japan)	600	16,731
HD Supply Holdings, Inc.*	120	5,201
Herc Holdings, Inc.*	397	15,475
Huttig Building Products, Inc.*	496	1,374
IMCD NV (Netherlands)	253	19,288
NOW, Inc.*	709	9,898
SiteOne Landscape Supply, Inc.*	408	23,317
Sumitomo Corp. (Japan)	3,700	51,197
Travis Perkins PLC (United Kingdom)	1,518	27,109
Watsco, Inc.	181	25,921

		204,126

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	7,100	15,268
DP World PLC (United Arab Emirates)	519	8,286

A1242

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	58	$9,382

		32,936

Water Utilities — 0.2%
American States Water Co.	421	30,017
American Water Works Co., Inc.(a)	615	64,120
California Water Service Group	356	19,324
Connecticut Water Service, Inc.	330	22,655
York Water Co. (The)	32	1,098

		137,214

Wireless Telecommunication Services — 0.2%
Sarana Menara Nusantara Tbk PT (Indonesia)	726,200	40,131
Shenandoah Telecommunications Co.	470	20,849
T-Mobile US, Inc.*	1,208	83,473
Vodafone Group PLC (United Kingdom)	19,264	35,144

		179,597

TOTAL COMMON STOCKS (cost $55,882,581)		62,066,376

PREFERRED STOCKS — 0.4%
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	3,172	34,674
Itau Unibanco Holding SA (Brazil) (PRFC)	10,341	90,354

		125,028

Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	51	2,547

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	823	50,911

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson and Co., CVT, 6.125%	355	21,943
Sartorius AG (Germany) (PRFC)	47	8,084

		30,027

Machinery — 0.0%
Fortive Corp., CVT, 5.000%	16	16,785
Marcopolo SA (Brazil) (PRFC)	14,700	14,717

		31,502

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	1,508	5,820

Multi-Utilities — 0.1%
DTE Energy Co., CVT, 6.500%	50	2,768
Sempra Energy, CVT, 6.000%	214	22,620
Sempra Energy, CVT, 6.750%	152	16,136

		41,524

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	759	24,261

TOTAL PREFERRED STOCKS (cost $283,486)		311,620

		Shares		Value

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
Sprott Physical Gold Trust*
(cost $26,598)		2,600		$27,170

UNAFFILIATED FUNDS — 8.1%
Syncona Ltd.		2,679		9,050
T. Rowe Price Emerging Markets Bond Fund**		237,521		2,771,865
T. Rowe Price Institutional Floating Rate Fund**		216,183		2,118,598
T. Rowe Price Institutional High Yield Fund**		209,828		1,808,715

TOTAL UNAFFILIATED FUNDS (cost $6,828,168)				6,708,228

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-1A, Class A, 144A
3.450%	03/20/23	100		101,039
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	5		4,981
Capital Auto Receivables Asset Trust,
Series 2015-4, Class A4
2.010%	07/20/20	—	(r)	334
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5		4,690
Series 2017-4, Class A3
2.110%	10/17/22	5		4,965
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	15		15,058
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5		5,013
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	3		2,639
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	4		4,008
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15		14,939
Series 2016-A, Class A3
1.770%	09/15/21	4		4,310
Series 2018-A, Class A2
2.190%	05/17/21	5		5,481

				167,457

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	10		9,970

A1243

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Equipment — 0.0%
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	2	$1,890
Series 2017-C, Class A3
2.080%	02/15/23	5	4,959

			6,849

Other — 0.2%
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	25	25,290
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25	24,638
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,584
Wendys Funding LLC,
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	49	48,677

			148,189

TOTAL ASSET-BACKED SECURITIES (cost $332,237)			332,465

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A,
1 Month LIBOR + 0.900%, 144A
3.384%(c)	04/15/35	19	18,481
BX Trust,
Series 2018-GW, Class A,
1 Month LIBOR + 0.800%, 144A
3.284%(c)	05/15/35	10	9,918
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,264
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,411
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	1	1,279
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,343
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,349
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	10	9,748
Series K716, Class A1
2.413%	01/25/21	4	3,630
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,409
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	10	10,570

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	$10,452
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,420
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,343
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,302
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,670
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,326
Series 2015-NXS2, Class A5
3.767%(cc)	07/15/58	10	10,380
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $191,440)			193,655

CORPORATE BONDS — 2.9%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	5,043
3.750%	02/15/23	10	10,095
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	9,918
3.650%	11/01/24	5	5,048

			30,104

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,732
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21	10	10,134

			20,866

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	20	20,314

Airlines — 0.1%
American Airlines 2014-1 Class A Pass Through Trust,
Pass-Through Certificates
3.700%	04/01/28	4	3,897
American Airlines 2015-1 Class A Pass Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8	8,148
Delta Air Lines 2015-1 Class B Pass Through Trust,
Pass-Through Certificates
4.250%	01/30/25	8	7,879

A1244

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	$14,973
United Airlines 2014-1 Class B Pass Through Trust,
Pass-Through Certificates
4.750%	10/11/23	3	3,223

			38,120

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,934
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	35,609
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	20	20,036
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	10,054
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,204

			100,837

Banks — 0.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	35	35,298
Series L, Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	19,999
4.244%(ff)	04/24/38	20	20,458
Bank of Montreal (Canada),
Series D, Sr. Unsec’d. Notes, MTN
3.100%	04/13/21	25	25,222
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	35,542
Sub. Notes
4.450%	09/29/27	10	10,274
4.600%	03/09/26	10	10,446
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,474
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	9,988
3.000%	04/26/22	40	39,913
3.500%	01/23/25	15	14,965
3.850%	01/26/27	10	10,039
Sub. Notes
5.150%	05/22/45	5	5,288
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20	10	10,005
3.882%(ff)	07/24/38	20	19,604
Sub. Notes
3.375%	05/01/23	50	50,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	$10,024
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.750%	07/15/20	16	16,062
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	25,825
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,046
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	25	24,337
3.971%(ff)	07/22/38	15	14,735
4.300%	01/27/45	5	5,084
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,244
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	9,994
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,281
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	55,073
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,187
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	14,922

			564,841

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
4.900%	02/01/46	10	10,044
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	15	15,161
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,094

			30,299

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,079
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	10,210
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	4,982
3.250%	09/01/22	5	5,093

			25,364

A1245

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	$1,961

Commercial Services — 0.0%
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	9,931
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,026
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,446
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	5,066
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,056

			30,525

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	25,444
3.200%	05/11/27	25	25,207
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	5	4,997
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	4,979

			60,627

Diversified Financial Services — 0.2%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,961
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	9,921
3.500%	01/15/22	5	5,046
3.625%	04/01/27	5	4,705
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	4,977
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,032
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,982
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	25,610
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	20,102

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	$4,948
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,841

			125,125

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,301
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	14,329
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,972
Eversource Energy,
Series M, Sr. Unsec’d. Notes
3.300%	01/15/28	5	4,942
3.800%	12/01/23	10	10,354
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	4,994
5.200%	10/01/19	5	5,056
FirstEnergy Corp.,
Series C, Sr. Unsec’d. Notes
7.375%	11/15/31	10	13,230
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,423
Georgia Power Co.,
Series C, Sr. Unsec’d. Notes
2.000%	09/08/20	15	14,861
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	14,729
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,686
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/01/46(d)	2	1,613
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20	30	29,865

			150,355

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,322
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,011
4.550%	10/30/24	15	15,585

			30,918

A1246

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	5	$5,034

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,457

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,966
3.950%	03/30/48	15	14,277

			24,243

Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	24,904
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	4,976

			29,880

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,853
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	4,975
4.650%	01/15/43	15	15,475
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	25,799
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	21,220
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	4,993
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	15,534
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,043
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,219

			104,111

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,992
3.300%	03/01/21	5	5,031
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	$15,090
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	20,462
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,069
3.500%	06/03/24	10	10,195
4.350%	01/30/47	5	5,067
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,905
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,044
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	20,522

			116,539

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,009
3.875%	08/22/37	10	10,394
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,097
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	25	26,467

			46,967

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	15,550

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	14,935
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	15,175

			30,110

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,552
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	52,291
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,250

A1247

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	$4,797
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,163

			88,053

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,903
3.100%	01/09/23	15	14,906

			29,809

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,869

Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	25,449
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	4,980
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	4,959
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,208
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	10	9,551
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,184
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,642
4.500%	03/04/29	30	30,672

			105,645

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	4,966
3.650%	09/15/24	5	5,027

			9,993

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	10,022
4.500%	05/14/35	10	9,782
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	25	25,633

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	35	$35,096
3.500%	07/20/22	5	5,064
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	2	2,033
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	19,914
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,305
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,900
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	19,908

			137,657

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,173
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,021
Enbridge, Inc. (Canada),
Series 16-A, Sub. Notes
6.000%(ff)	01/15/77	5	4,963
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,246
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,983
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,070
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,752

			50,208

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,019
3.625%	11/15/27	35	34,211
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,977
3.900%	03/15/27	5	4,911
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	9,969
4.750%	05/15/47	5	4,939

A1248

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	$9,940
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,703
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,953
4.250%	08/15/29	5	5,099
4.375%	10/01/25	5	5,160
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,045
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,111
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	20,685

			129,722

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,869
3.750%	06/01/27	15	15,152
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,919
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,112

			45,052

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	10,003
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	19,686
3.000%	01/15/22	15	14,927

			44,616

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,994
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	9,979
2.400%	09/15/23	25	24,628

			45,601

Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	42,914

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	$10,126
4.150%	04/01/45	10	10,437

			20,563

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,984
3.500%	03/15/28	15	14,294
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,021

			29,299

TOTAL CORPORATE BONDS (cost $2,374,401)			2,402,148

SOVEREIGN BONDS — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	19,725
3.300%	03/15/28	20	20,742
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,844
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	21,083
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	20,020
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,145
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,075

TOTAL SOVEREIGN BONDS (cost $104,739)			106,634

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	7,573
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	5,287

			12,860

Florida — 0.0%
County of Miami-Dade FL Transit System, Revenue Bonds, BABs, Series B 5.624% 07/01/40		10	12,527

A1249

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Florida (cont’d.)
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.638%	07/01/21	5	$5,012

			17,539

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	18,030

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series D
2.388%	12/01/23	10	9,683

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds, Series A
3.954%	05/01/36	15	15,380

TOTAL MUNICIPAL BONDS
(cost $72,732)			73,492

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.786%(c)	05/25/29	1	1,027
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI2, Class M1, 144A
3.819%(cc)	05/25/48	13	12,982
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	10	9,603

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $23,326)			23,612

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Bank
1.375%	05/28/19	30	29,949
1.375%	09/28/20	40	39,402
Federal National Mortgage Assoc.
1.250%	08/17/21	20	19,511

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $89,894)			88,862

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bonds
2.500%	02/15/45	128	120,770
2.750%	11/15/42	10	9,950
2.750%	08/15/47	520	512,586
2.875%	08/15/45	80	81,066
3.000%	11/15/44	45	46,663
3.000%	05/15/45	5	5,188
3.000%	11/15/45	50	51,891
3.000%	02/15/47	85	88,204
3.000%	05/15/47	15	15,545

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
3.000%	02/15/48		40	$41,386
3.000%	08/15/48		109	112,832
3.125%	11/15/41		133	141,474
3.125%	02/15/43		18	18,542
3.125%	08/15/44		102	108,116
3.125%	05/15/48		15	15,905
3.375%	05/15/44		5	5,527
3.500%	02/15/39		70	79,316
3.625%	08/15/43		50	57,445
4.500%	02/15/36		67	84,854
4.500%	05/15/38		295	379,340
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		279	276,302
0.125%	01/15/22		371	367,846
0.125%	04/15/22		311	307,955
0.125%	07/15/22		491	488,732
0.125%	01/15/23		637	629,452
0.125%	07/15/24		179	177,169
0.125%	07/15/26		167	163,776
0.250%	01/15/25		380	375,829
0.375%	07/15/25		370	370,037
0.375%	01/15/27		84	83,619
0.375%	07/15/27		91	89,841
0.500%	01/15/28		130	129,234
0.625%	07/15/21		339	341,549
0.625%	04/15/23		110	111,200
0.625%	01/15/24		326	328,814
0.625%	02/15/43		17	16,257
0.750%	07/15/28		121	123,978
0.750%	02/15/42		16	15,713
0.750%	02/15/45		28	26,686
0.875%	01/15/29		49	50,390
0.875%	02/15/47		47	46,390
1.000%	02/15/46		138	140,419
1.000%	02/15/49		14	14,355
1.125%	01/15/21		307	311,066
1.250%	07/15/20		525	533,010
1.375%	01/15/20		8	8,214
1.375%	02/15/44		94	103,742
2.125%	02/15/40		30	37,745
2.500%	01/15/29		69	81,657
U.S. Treasury Notes
1.625%	08/31/22	(k)	715	700,644
1.625%	11/15/22		75	73,424
1.750%	05/31/22		15	14,778
2.250%	03/31/21		200	199,906
2.250%	11/15/24		5	4,990
2.250%	02/15/27		20	19,846
2.250%	08/15/27		255	252,560
2.375%	02/29/24		178	179,161
2.500%	02/28/26		55	55,625
2.625%	02/15/29		60	61,102
2.750%	07/31/23		10	10,209
2.750%	08/31/23		80	81,713
2.750%	02/15/24		20	20,459
2.875%	09/30/23		16	16,430
2.875%	08/15/28		20	20,780

A1250

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
3.125%	11/15/28	81	$85,390

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,346,651)			9,524,594

TOTAL LONG-TERM INVESTMENTS (cost $75,556,253)			81,858,856

		Shares
SHORT-TERM INVESTMENTS — 4.5%
AFFILIATED MUTUAL FUNDS — 4.3%
PGIM Core Ultra Short Bond Fund(w)		1,409,162	1,409,162
PGIM Institutional Money Market Fund (cost $2,172,418; includes $2,168,349 of cash collateral for securities on loan)(b)(w)		2,171,778	2,172,212

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,581,580)			3,581,374

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
2.381%	04/18/19	16	15,483
2.381%	04/18/19	176	175,803

TOTAL U.S. TREASURY OBLIGATIONS (cost $191,282)			191,286

TOTAL SHORT-TERM INVESTMENTS (cost $3,772,862)			3,772,660

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.8%
(cost $79,329,115)			85,631,516

OPTION WRITTEN~* — (0.2)%
(premiums received $144,262)			(158,491)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.6%
(cost $79,184,853)			85,473,025
Liabilities in excess of other assets(z) — (2.6)%			(2,190,164)

NET ASSETS — 100.0%			$83,282,861

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,146,286; cash collateral of $2,168,349 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Call	05/17/19	$2,825.00	27	3	$ (158,491)

(premiums received $144,262)

A1251

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
10	2 Year U.S. Treasury Notes	Jun. 2019	$2,130,938	$(1,741)
11	5 Year U.S. Treasury Notes	Jun. 2019	1,274,109	6,801
14	S&P 500 E-Mini Index	Jun. 2019	1,986,460	8,228

				13,288

Short Positions:
8	10 Year U.S. Treasury Notes	Jun. 2019	993,750	(7,961)
3	10 Year U.S. Ultra Treasury Notes	Jun. 2019	398,344	(2,142)

				(10,103)

				$3,185

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contract:
Japanese Yen, Expiring 04/15/19	Goldman Sachs International	JPY	3,594	$ 32,348	$ 32,478	$ —	$ (130)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$163,647

A1252

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 75.6%
Aerospace & Defense — 2.2%
Aerovironment, Inc.*	6,200	$424,141
Airbus SE (France)	17,659	2,342,587
Astrotech Corp.*	7,086	25,793
Axon Enterprise, Inc.*	10,200	554,981
Boeing Co. (The)	49,388	18,837,571
Bombardier, Inc. (Canada) (Class B Stock)* .	349,303	671,762
CAE, Inc. (Canada)	17,800	394,401
Cobham PLC (United Kingdom)*	226,292	324,991
Dassault Aviation SA (France)	1,940	2,869,053
Harris Corp.	6,407	1,023,262
Hexcel Corp.	8,610	595,468
Leonardo SpA (Italy)	66,252	772,342
Meggitt PLC (United Kingdom)	212,634	1,395,420
Northrop Grumman Corp.	35,893	9,676,753
Rolls-Royce Holdings PLC (United Kingdom)*	176,245	2,076,085
Spirit AeroSystems Holdings, Inc. (Class A Stock)	33,830	3,096,460
Thales SA (France)	35,075	4,207,641
United Technologies Corp.	3,558	458,591

		49,747,302

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	7,497	652,164
Sinotrans Ltd. (China) (Class H Stock)	733,000	315,577
United Parcel Service, Inc. (Class B Stock)	7,124	796,036
XPO Logistics, Inc.*(a)	6,100	327,814

		2,091,591

Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)	816,990	208,707
Alaska Air Group, Inc.(a)	13,663	766,768
American Airlines Group, Inc.	1,214	38,557
Azul SA (Brazil), ADR*	8,893	259,765
Delta Air Lines, Inc.	4,748	245,234
JetBlue Airways Corp.*	23,300	381,188
Ryanair Holdings PLC (Ireland), ADR*	13,410	1,004,945
Spirit Airlines, Inc.*	6,530	345,176
United Continental Holdings, Inc.*	10,012	798,757

		4,049,097

Auto Components — 0.7%
Aptiv PLC	18,400	1,462,615
Autoliv, Inc. (Sweden)(a)	5,430	399,268
Bridgestone Corp. (Japan)	46,500	1,792,764
CIE Automotive SA (Spain)	11,063	298,606
Gentex Corp.	23,362	483,126
Koito Manufacturing Co. Ltd. (Japan)	22,400	1,269,905
Lear Corp.	3,030	411,201
Magna International, Inc. (Canada)	92,046	4,481,720
Mando Corp. (South Korea)	8,950	225,711
Musashi Seimitsu Industry Co. Ltd. (Japan)	32,800	444,574
NGK Spark Plug Co. Ltd. (Japan)	15,700	291,421
Nifco, Inc. (Japan)	12,400	315,773
Nippon Seiki Co. Ltd. (Japan)	24,500	396,463
Press Kogyo Co. Ltd. (Japan)	28,100	149,237
Stanley Electric Co. Ltd. (Japan)	112,500	3,026,700
Toyo Tire Corp. (Japan)	13,900	157,783

	Shares	Value

COMMON STOCKS (Continued)
Auto Components (cont’d.)
Varroc Engineering Ltd. (India), 144A*	23,499	$197,114
Veoneer, Inc. (Sweden)*(a)	10,130	231,673
Workhorse Group, Inc.*	79,300	48,770

		16,084,424

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	16,550	1,278,040
Daimler AG (Germany)	30,165	1,771,717
Ferrari NV (Italy)	1,808	241,910
Maruti Suzuki India Ltd. (India)	5,820	561,326
Mitsubishi Motors Corp. (Japan)	235,700	1,253,312
Suzuki Motor Corp. (Japan)	15,700	693,930
Tesla, Inc.*(a)	5,708	1,597,441
Toyota Motor Corp. (Japan)	47,200	2,767,028

		10,164,704

Banks — 4.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	88,047	1,987,712
Axis Bank Ltd. (India)*	225,139	2,530,520
Banco Bradesco SA (Brazil), ADR	179,300	1,956,163
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	2,060,996	533,402
Bank Central Asia Tbk PT (Indonesia)	1,523,500	2,969,169
Bank Negara Indonesia Persero Tbk PT (Indonesia)	1,301,700	860,017
Bank of America Corp.	255,549	7,050,597
Bank of the Ryukyus Ltd. (Japan)	12,500	127,323
BankUnited, Inc.	16,500	551,100
BAWAG Group AG (Austria), 144A	20,986	928,366
BNP Paribas SA (France)	118,890	5,696,798
Boston Private Financial Holdings, Inc.	39,425	432,098
CIT Group, Inc.	12,261	588,160
Citigroup, Inc.	2,307	143,542
Commerzbank AG (Germany)*	160,162	1,244,169
County Bancorp, Inc.	6,700	117,920
Credicorp Ltd. (Peru)	6,267	1,503,767
Danske Bank A/S (Denmark)	33,375	586,726
Eagle Bancorp, Inc.*	9,330	468,366
East West Bancorp, Inc.	1,553	74,497
Erste Group Bank AG (Austria)*	79,258	2,917,512
Fifth Third Bancorp	144,601	3,646,837
FinecoBank Banca Fineco SpA (Italy)	54,891	723,263
First Abu Dhabi Bank PJSC (United Arab Emirates)	283,109	1,178,068
First Business Financial Services, Inc.	14,000	280,280
First Internet Bancorp.	14,530	280,865
First Republic Bank	13,282	1,334,310
Fukuoka Financial Group, Inc. (Japan)	13,600	302,052
Home BancShares, Inc.	28,480	500,394
HSBC Holdings PLC (United Kingdom)	202,212	1,641,386
Investors Bancorp, Inc.	43,271	512,761
JPMorgan Chase & Co.	99,991	10,122,089
KBC Group NV (Belgium)	39,133	2,739,787
Lloyds Banking Group PLC (United Kingdom)	3,240,044	2,627,627
Mitsubishi UFJ Financial Group, Inc. (Japan)	439,600	2,177,621
National Bank of Canada (Canada)(a)	34,250	1,545,716

A1253

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Banks (cont’d.)
Nordea Bank Abp (Finland)(a)	299,707	$2,284,696
OTP Bank Nyrt (Hungary)	13,324	586,517
Park National Corp.(a)	5,440	515,440
Pinnacle Financial Partners, Inc.(a)	10,500	574,350
PNC Financial Services Group, Inc. (The)	20,923	2,566,415
Preferred Bank	2,044	91,919
Renasant Corp.	13,930	471,531
Sberbank of Russia PJSC (Russia), ADR	81,179	1,082,510
Seacoast Banking Corp. of Florida*	18,300	482,205
Signature Bank	5,119	655,590
Sterling Bancorp	28,700	534,681
TCF Financial Corp.	25,915	536,181
U.S. Bancorp	69,630	3,355,470
Union Bankshares Corp.(a)	15,025	485,758
United Overseas Bank Ltd. (Singapore)	110,100	2,045,802
Van Lanschot Kempen NV (Netherlands), CVA	13,988	317,465
Wells Fargo & Co.	228,883	11,059,627
WesBanco, Inc.	12,433	494,212
Yes Bank Ltd. (India)	374,216	1,495,451

		92,516,800

Beverages — 0.8%
Britvic PLC (United Kingdom)	60,863	755,620
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	44,400	1,123,707
Coca-Cola Co. (The)	25,135	1,177,826
Coca-Cola Consolidated, Inc.	1,980	569,903
Constellation Brands, Inc. (Class A Stock)	112	19,637
Diageo PLC (United Kingdom)	32,101	1,312,716
Keurig Dr. Pepper, Inc.(a)	27,649	773,343
Kirin Holdings Co. Ltd. (Japan)	90,500	2,157,937
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	17,399	2,216,161
National Beverage Corp.(a)	4,510	260,362
PepsiCo, Inc.	48,708	5,969,165
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	296,000	1,397,786

		17,734,163

Biotechnology — 0.9%
3SBio, Inc. (China), 144A	202,500	399,963
Abcam PLC (United Kingdom)	61,836	913,054
ACADIA Pharmaceuticals, Inc.*(a)	19,700	528,945
Acceleron Pharma, Inc.*(a)	11,220	522,515
Aimmune Therapeutics, Inc.*(a)	16,800	375,479
Alexion Pharmaceuticals, Inc.*	10,752	1,453,455
Alkermes PLC*	11,160	407,228
Alnylam Pharmaceuticals, Inc.*	4,200	392,489
Argenx SE (Netherlands), ADR*	2,690	335,820
BioMarin Pharmaceutical, Inc.*	7,855	697,760
Bluebird Bio, Inc.*(a)	3,900	613,587
Calithera Biosciences, Inc.*	24,900	167,826
Celgene Corp.*	121	11,415
Clovis Oncology, Inc.*	11,400	282,948
CStone Pharmaceuticals (China), 144A*	180,500	364,821
Exact Sciences Corp.*(a)	9,100	788,242
Exelixis, Inc.*	11,700	278,460
FibroGen, Inc.*	8,800	478,280

	Shares	Value

COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Galapagos NV (Belgium)*	7,275	$859,245
Genus PLC (United Kingdom)	11,814	342,351
Grifols SA (Spain)	16,214	454,967
Grifols SA (Spain), ADR	47,316	951,525
Immunomedics, Inc.*(a)	30,500	585,905
Ionis Pharmaceuticals, Inc.*	9,079	736,942
Neurocrine Biosciences, Inc.*	4,700	414,070
Portola Pharmaceuticals, Inc.*(a)	9,700	336,590
Regeneron Pharmaceuticals, Inc.*	3,445	1,414,586
Sage Therapeutics, Inc.*(a)	2,870	456,474
Sarepta Therapeutics, Inc.*(a)	3,000	357,570
Seattle Genetics, Inc.*	7,633	559,041
United Therapeutics Corp.*	4,195	492,367
Vertex Pharmaceuticals, Inc.*	18,964	3,488,428

		20,462,348

Building Products — 0.3%
Allegion PLC	9,707	880,522
American Woodmark Corp.*	2,740	226,406
Apogee Enterprises, Inc.	6,190	232,063
DIRTT Environmental Solutions (Canada)*	95,296	606,141
dormakaba Holding AG (Switzerland)*	1,693	1,213,686
Fortune Brands Home & Security, Inc.	40,929	1,948,630
NCI Building Systems, Inc.*	27,712	170,706
Nitto Boseki Co. Ltd. (Japan)	11,700	208,992
Sanwa Holdings Corp. (Japan)	46,200	550,406
Tarkett SA (France)	9,570	205,792
Trex Co., Inc.*	5,900	362,968
Tyman PLC (United Kingdom)	78,207	246,686

		6,852,998

Capital Markets — 2.1%
Ameriprise Financial, Inc.	24,762	3,172,012
Ashford, Inc.*	3,147	174,753
Avanza Bank Holding AB (Sweden)	8,204	352,410
Banca Generali SpA (Italy)	11,601	289,276
Bank of New York Mellon Corp. (The)	41,743	2,105,099
Blucora, Inc.*	17,800	594,164
Cboe Global Markets, Inc.	10,392	991,812
Charles Schwab Corp. (The)	144,329	6,171,508
Draper Esprit PLC (United Kingdom)*	64,621	430,736
Goldman Sachs Group, Inc. (The)	220	42,238
Greenhill & Co., Inc.	48	1,032
Intercontinental Exchange, Inc.	65,957	5,021,966
Intermediate Capital Group PLC (United Kingdom)	59,792	830,437
Investec PLC (South Africa)	232,560	1,342,256
IP Group PLC (United Kingdom)*	123,497	141,594
Julius Baer Group Ltd. (Switzerland)*	44,602	1,803,448
KKR & Co., Inc. (Class A Stock)	22,900	537,921
London Stock Exchange Group PLC (United Kingdom)	33,683	2,087,385
MarketAxess Holdings, Inc.	3,507	863,003
Moody’s Corp.	241	43,643
Morgan Stanley	69,498	2,932,816
Nasdaq, Inc.	9,487	830,018
Pendal Group Ltd. (Australia)	42,235	277,471
Rathbone Brothers PLC (United Kingdom)	7,900	229,431
Raymond James Financial, Inc.	2,600	209,066

A1254

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Capital Markets (cont’d.)
S&P Global, Inc.	10,962	$2,308,049
SEI Investments Co.	10,603	554,007
State Street Corp.	24,588	1,618,136
TD Ameritrade Holding Corp.	116,774	5,837,532
UBS Group AG (Switzerland)*	474,932	5,767,677
Vostok New Ventures Ltd. (Sweden), SDR*	29,639	178,523

		47,739,419

Chemicals — 1.6%
Air Liquide SA (France)	19,488	2,480,790
Air Products & Chemicals, Inc.	31,752	6,063,362
Akzo Nobel NV (Netherlands)	16,702	1,482,531
Axalta Coating Systems Ltd.*	18,900	476,469
Balchem Corp.	6,180	573,504
BASF SE (Germany)	20,447	1,507,301
Denka Co. Ltd. (Japan)	6,500	187,462
DIC Corp. (Japan)	55,600	1,624,005
DowDuPont, Inc.	46,342	2,470,492
Ecolab, Inc.	2,520	444,881
GCP Applied Technologies, Inc.*	18,807	556,687
Incitec Pivot Ltd. (Australia)	424,156	938,684
Kansai Paint Co. Ltd. (Japan)	33,300	634,045
Koninklijke DSM NV (Netherlands)	16,793	1,834,165
Linde PLC (United Kingdom), (BCXE)	11,919	2,091,726
Linde PLC (United Kingdom), (NYSE)	10,931	1,923,091
Nippon Shokubai Co. Ltd. (Japan)	22,100	1,441,754
Nippon Soda Co. Ltd. (Japan)	11,000	290,524
NOF Corp. (Japan)	11,500	391,898
PPG Industries, Inc.	4,661	526,087
RPM International, Inc.	40,275	2,337,561
Sakata INX Corp. (Japan)	32,500	299,673
Sherwin-Williams Co. (The)	5,046	2,173,363
Sumitomo Seika Chemicals Co. Ltd. (Japan)	6,700	246,654
Tronox Holding PLC (Class A Stock)	18,900	248,535
Valvoline, Inc.	17,787	330,127
Victrex PLC (United Kingdom)	28,359	797,662
WR Grace & Co.	7,877	614,721
Yara International ASA (Norway)	26,016	1,067,021

		36,054,775

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	44,402	99,016
Cintas Corp.	981	198,270
Clean Harbors, Inc.*	7,464	533,900
Country Garden Services Holdings Co. Ltd. (China)*	887,000	1,657,866
Covanta Holding Corp.	29,600	512,376
Downer EDI Ltd. (Australia)	224,531	1,224,472
Edenred (France)	11,454	522,307
Healthcare Services Group, Inc.	2,576	84,982
KAR Auction Services, Inc.	12,311	631,677
Republic Services, Inc.	21,049	1,691,919
SPIE SA (France)	18,676	331,118
Stericycle, Inc.*	10,000	544,200
Waste Connections, Inc.	53,762	4,762,776

		12,794,879

	Shares	Value

COMMON STOCKS (Continued)
Communications Equipment — 0.7%
Cisco Systems, Inc.	222,837	$12,030,970
CommScope Holding Co., Inc.*	16,500	358,545
Lumentum Holdings, Inc.*	9,077	513,214
Motorola Solutions, Inc.	12,734	1,788,108
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	77,500	332,810
Viavi Solutions, Inc.*	42,987	532,179

		15,555,826

Construction & Engineering — 0.1%
Arcosa, Inc.	14,100	430,755
JGC Corp. (Japan)	79,500	1,056,822
Maeda Corp. (Japan)	17,300	171,717
MasTec, Inc.*	12,000	577,200
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	521,000	509,713

		2,746,207

Construction Materials — 0.0%
HeidelbergCement AG (Germany)	13,268	957,391

Consumer Finance — 0.1%
Ally Financial, Inc.	21,200	582,787
American Express Co.	9,922	1,084,475
SLM Corp.	124,687	1,235,648

		2,902,910

Containers & Packaging — 0.8%
Amcor Ltd. (Australia)	483,197	5,281,199
Avery Dennison Corp.	12,173	1,375,549
Ball Corp.	109,995	6,364,311
Graphic Packaging Holding Co.	45,800	578,454
Huhtamaki OYJ (Finland)	8,332	310,496
International Paper Co.	33,602	1,554,765
Packaging Corp. of America	15,403	1,530,750
Silgan Holdings, Inc.	17,760	526,229

		17,521,753

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	148,520
Paltac Corp. (Japan)	6,800	370,037

		518,557

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	51,000	1,323,264
Bright Horizons Family Solutions, Inc.*	5,540	704,189
frontdoor, Inc.*	10,150	349,363
Graham Holdings Co. (Class B Stock)	870	594,367
Hope Education Group Co. Ltd. (China), 144A*	1,998,000	299,786
Service Corp. International	14,630	587,395
ServiceMaster Global Holdings, Inc.*	8,500	396,950

		4,255,314

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	319,968	2,276,056
FirstRand Ltd. (South Africa)	413,900	1,811,582
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	115,600	589,648

A1255

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.	10,450	$522,082

		5,199,368

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	89,969	2,821,428
ATN International, Inc.	8,070	455,067
BT Group PLC (United Kingdom)	612,211	1,780,554
KT Corp. (South Korea)	6,165	148,698
KT Corp. (South Korea), ADR*	93,044	1,157,467
Nippon Telegraph & Telephone Corp. (Japan)	135,900	5,771,876
Orange SA (France)	134,087	2,185,116
Telefonica Deutschland Holding AG (Germany)	761,005	2,393,658
Verizon Communications, Inc.	149,458	8,837,452
Zayo Group Holdings, Inc.*	11,300	321,146

		25,872,462

Electric Utilities — 1.5%
Duke Energy Corp.	40,410	3,636,900
EDP - Energias do Brasil SA (Brazil)	356,098	1,547,046
Electricite de France SA (France)	62,470	854,181
Entergy Corp.	51,955	4,968,457
Evergy, Inc.	38,744	2,249,089
Eversource Energy	3,802	269,752
Hawaiian Electric Industries, Inc.	15,100	615,627
Iberdrola SA (Spain)	334,830	2,939,023
NextEra Energy, Inc.	62,705	12,122,131
OGE Energy Corp.	17,268	744,596
Southern Co. (The)	84,276	4,355,384
Spark Energy, Inc. (Class A Stock)(a)	15,000	133,650
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	56,430	357,718

		34,793,554

Electrical Equipment — 0.6%
Fujikura Ltd. (Japan)(a)	21,300	80,154
Generac Holdings, Inc.*	10,375	531,511
Hubbell, Inc.	15,920	1,878,242
Idec Corp. (Japan)	11,300	194,588
Kendrion NV (Netherlands)	6,428	142,029
Mabuchi Motor Co. Ltd. (Japan)	9,200	320,005
Mitsubishi Electric Corp. (Japan)	359,600	4,622,179
Plug Power, Inc.*(a)	158,800	381,120
Prysmian SpA (Italy)	46,824	887,170
Schneider Electric SE (France)	39,330	3,088,984
Sensata Technologies Holding PLC*	12,130	546,093
SGL Carbon SE (Germany)*	25,450	225,988
Teco Electric & Machinery Co. Ltd. (Taiwan)	206,000	140,449
TPI Composites, Inc.*	14,900	426,438
Varta AG (Germany)*	536	22,936

		13,487,886

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	10,860	470,998
Carel Industries SpA (Italy), 144A*	37,681	414,236
CDW Corp.	7,365	709,765
Cognex Corp.	14,176	720,991
Coherent, Inc.*	2,320	328,790
Corning, Inc.	55,259	1,829,073

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hexagon AB (Sweden) (Class B Stock)	39,438	$2,062,646
Horiba Ltd. (Japan)	4,200	233,824
Ibiden Co. Ltd. (Japan)	62,200	944,905
Iteris, Inc.*	48,800	203,496
Itron, Inc.*	8,800	410,520
KEMET Corp.	24,000	407,280
Keysight Technologies, Inc.*	42,157	3,676,090
Largan Precision Co. Ltd. (Taiwan)	12,000	1,801,241
LightPath Technologies, Inc. (Class A Stock)*(a)	86,000	129,000
Murata Manufacturing Co. Ltd. (Japan)	45,300	2,259,545
Nippon Ceramic Co. Ltd. (Japan)	9,800	262,382
Oxford Instruments PLC (United Kingdom)	28,166	359,176
Renishaw PLC (United Kingdom)	4,857	234,564
Sensirion Holding AG (Switzerland), 144A*(a)	5,453	223,370
Sinbon Electronics Co. Ltd. (Taiwan)	101,529	342,013
Taiwan Union Technology Corp. (Taiwan)	132,000	476,811
TE Connectivity Ltd.	20,949	1,691,632
Tech Data Corp.*	5,430	556,086
Zebra Technologies Corp. (Class A Stock)*	4,049	848,387

		21,596,821

Energy Equipment & Services — 0.2%
Computer Modelling Group Ltd. (Canada)	8,592	39,541
Dril-Quip, Inc.*(a)	12,220	560,287
KLX Energy Services Holdings, Inc.*	12,721	319,806
McDermott International, Inc.*(a)	52,740	392,386
Modec, Inc. (Japan)	12,900	367,079
Natural Gas Services Group, Inc.*	18,400	318,504
Oceaneering International, Inc.*	18,089	285,264
Schlumberger Ltd.	14,371	626,144
Superior Energy Services, Inc.*	61,404	286,757
Tecnicas Reunidas SA (Spain)(a)	16,557	466,155
Transocean Ltd.*(a)	39,200	341,431
Weatherford International PLC*	815	569
WorleyParsons Ltd. (Australia)	93,457	938,198

		4,942,121

Entertainment — 0.7%
Activision Blizzard, Inc.	1,261	57,413
Cineworld Group PLC (United Kingdom)	219,264	837,481
DeNA Co. Ltd. (Japan)	40,400	607,140
Electronic Arts, Inc.*	11,649	1,183,888
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	6,301	214,486
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	12,363	433,323
Live Nation Entertainment, Inc.*	25,435	1,616,140
Netflix, Inc.*	14,532	5,181,530
Ubisoft Entertainment SA (France)*	12,555	1,120,092
Walt Disney Co. (The)	39,777	4,416,440
World Wrestling Entertainment, Inc. (Class A Stock)(a)	6,700	581,426
Zynga, Inc. (Class A Stock)*	124,816	665,269

		16,914,628

Equity Real Estate Investment Trusts (REITs) — 4.6%
Acadia Realty Trust(a)	43,229	1,178,855

A1256

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexander & Baldwin, Inc.	42,650	$1,085,015
Alexandria Real Estate Equities, Inc.(a)	18,718	2,668,438
American Campus Communities, Inc.	31,299	1,489,206
American Homes 4 Rent (Class A Stock)	28,575	649,223
American Tower Corp.	18,763	3,697,437
Ashford Hospitality Trust, Inc.	440	2,089
AvalonBay Communities, Inc.	22,566	4,529,673
Boston Properties, Inc.	11,633	1,557,426
Braemar Hotels & Resorts, Inc.	31,318	382,393
Camden Property Trust	36,687	3,723,731
Colony Capital, Inc.	51,688	274,980
Concentradora Fibra Danhos SA de CV (Mexico)	142,700	204,380
Crown Castle International Corp.	34,418	4,405,504
CubeSmart	44,388	1,422,192
Douglas Emmett, Inc.	70,983	2,869,133
Duke Realty Corp.	17,077	522,215
EastGroup Properties, Inc.(a)	10,458	1,167,531
Equity Commonwealth	18,700	611,303
Equity Residential	72,655	5,472,375
Essex Property Trust, Inc.	11,734	3,393,942
Federal Realty Investment Trust	12,256	1,689,490
First Industrial Realty Trust, Inc.	20,600	728,416
Gecina SA (France)	3,472	514,009
GEO Group, Inc. (The)	23,100	443,520
Great Portland Estates PLC (United Kingdom)	87,617	852,141
Healthcare Realty Trust, Inc.(a)	73,181	2,349,842
Healthcare Trust of America, Inc. (Class A Stock)	22,200	634,698
Highwoods Properties, Inc.	17,670	826,603
Hoshino Resorts REIT, Inc. (Japan)	95	475,684
Host Hotels & Resorts, Inc.	77,881	1,471,951
Hudson Pacific Properties, Inc.	42,659	1,468,323
Independence Realty Trust, Inc.	1,351	14,577
Industrial Logistics Properties Trust	23,505	474,096
Inmobiliaria Colonial Socimi SA (Spain)	80,235	825,524
Innovative Industrial Properties, Inc.(a)	4,300	351,267
Investors Real Estate Trust	7,930	475,086
JBG SMITH Properties	57,843	2,391,808
Kilroy Realty Corp.(a)	14,076	1,069,213
Kimco Realty Corp.(a)	64,353	1,190,531
Macerich Co. (The)(a)	49,156	2,130,913
MGM Growth Properties LLC (Class A Stock)(a)	22,175	715,144
Mitsui Fudosan Logistics Park, Inc. (Japan)	65	207,670
NorthStar Realty Europe Corp.	26,092	452,957
Office Properties Income Trust	5,901	163,104
Paramount Group, Inc.	81,610	1,158,046
Pebblebrook Hotel Trust(a)	17,930	556,906
Power REIT*	392	2,356
Prologis, Inc.	131,997	9,497,184
PS Business Parks, Inc.	5,235	821,005
Public Storage	25,494	5,552,083
Rayonier, Inc.	26,315	829,449
Regency Centers Corp.	30,443	2,054,598
RLJ Lodging Trust	29,068	510,725
RPT Realty(a)	40,007	480,484
Sabra Health Care REIT, Inc.	25,839	503,085

	Shares	Value

COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.(a)	25,174	$4,586,955
SL Green Realty Corp.	24,995	2,247,550
STAG Industrial, Inc.	19,878	589,383
Sunstone Hotel Investors, Inc.	90,088	1,297,267
Taubman Centers, Inc.	10,494	554,923
Terreno Realty Corp.	38,314	1,610,721
Urban Edge Properties	96,449	1,832,531
Ventas, Inc.	21,479	1,370,575
VEREIT, Inc.	13,579	113,656
Vornado Realty Trust	26,887	1,813,259
Weyerhaeuser Co.	94,880	2,499,139
Xenia Hotels & Resorts, Inc.	25,900	567,469

		104,272,957

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	3,570	459,709
Costco Wholesale Corp.	4,060	983,088
CP ALL PCL (Thailand)	643,200	1,519,079
Georgia Healthcare Group PLC (Georgia), 144A*	73,785	192,723
Jeronimo Martins SGPS SA (Portugal)	164,802	2,432,234
Kusuri no Aoki Holdings Co. Ltd. (Japan)	7,500	536,350
Majestic Wine PLC (United Kingdom)	52,490	152,907
PriceSmart, Inc.	3,370	198,426
Rite Aid Corp.*(a)	128,533	81,618
Seven & i Holdings Co. Ltd. (Japan)	86,100	3,248,800
Sprouts Farmers Market, Inc.*	21,312	459,060
United Natural Foods, Inc.*(a)	4,280	56,582
Walmart, Inc.	18,677	1,821,568
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	18,059	155,866
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. (China) (Class A Stock)	71,300	269,110
Zur Rose Group AG (Switzerland)*(a)	4,882	425,940

		12,993,060

Food Products — 1.4%
Bakkavor Group PLC (United Kingdom), 144A	167,230	272,565
Bunge Ltd.	4,945	262,431
Cal-Maine Foods, Inc.	10,920	487,360
China Mengniu Dairy Co. Ltd. (China)*	389,000	1,450,948
Conagra Brands, Inc.	138,295	3,836,303
Edita Food Industries SAE (Egypt), GDR	16,113	82,982
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	20,415
Ezaki Glico Co. Ltd. (Japan)	31,800	1,673,253
Farmer Brothers Co.*	15,420	308,554
Hain Celestial Group, Inc. (The)*(a)	12,820	296,398
Ingredion, Inc.	2,930	277,442
Mayora Indah Tbk PT (Indonesia)	68,000	12,245
McCormick & Co., Inc.(a)	7,232	1,089,356
Mondelez International, Inc. (Class A Stock)	61,018	3,046,019
Nestle SA (Switzerland)	62,526	5,962,261
Post Holdings, Inc.*	3,100	339,140
Sakata Seed Corp. (Japan)	7,100	241,751
Tyson Foods, Inc. (Class A Stock)	174,291	12,101,024

		31,760,447

A1257

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 0.2%
Atmos Energy Corp.	37,402	$3,849,788
National Fuel Gas Co.(a)	10,137	617,952

		4,467,740

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	7,957	636,083
Ambu A/S (Denmark) (Class B Stock)	40,105	1,061,704
Becton, Dickinson & Co.	70,559	17,620,699
Biocartis NV (Belgium), 144A*	11,233	144,252
BioLife Solutions, Inc.*	22,400	400,736
BioMerieux (France)	1,148	95,009
Boston Scientific Corp.*	61,286	2,352,157
Cochlear Ltd. (Australia)	4,161	513,089
ConvaTec Group PLC (United Kingdom), 144A	434,648	802,197
Cooper Cos., Inc. (The)	7,265	2,151,675
Danaher Corp.	119,347	15,756,191
DexCom, Inc.*	12,893	1,535,556
Eiken Chemical Co. Ltd. (Japan)	7,700	181,235
Elekta AB (Sweden) (Class B Stock)	65,131	812,060
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	83,330	889,595
Getinge AB (Sweden) (Class B Stock)	132,008	1,538,387
Hologic, Inc.*	7,924	383,522
Inogen, Inc.*(a)	3,970	378,619
Insulet Corp.*(a)	4,341	412,786
Intuitive Surgical, Inc.*	8,608	4,911,553
Koninklijke Philips NV (Netherlands)	72,067	2,943,906
LivaNova PLC*	16,813	1,635,064
Masimo Corp.*	5,300	732,884
Medtronic PLC	81,462	7,419,559
Nevro Corp.*	10,080	630,101
Nikkiso Co. Ltd. (Japan)	26,100	304,971
OraSure Technologies, Inc.*	20,200	225,230
Osstem Implant Co. Ltd. (South Korea)*	7,897	376,959
Smith & Nephew PLC (United Kingdom)	147,500	2,927,846
STERIS PLC	6,380	816,831
Stryker Corp.	56,474	11,154,744
Tandem Diabetes Care, Inc.*	8,200	520,700
Teleflex, Inc.	1,084	327,541
Terumo Corp. (Japan)	41,200	1,258,994
West Pharmaceutical Services, Inc.	6,680	736,136
Wright Medical Group NV*	17,136	538,927
Zimmer Biomet Holdings, Inc.	15,246	1,946,914

		87,074,412

Health Care Providers & Services — 2.2%
Ambea AB (Sweden), 144A	24,083	205,931
Amplifon SpA (Italy)	57,306	1,118,852
Anthem, Inc.	23,111	6,632,395
Centene Corp.*	18,346	974,173
Chemed Corp.	1,630	521,714
Cigna Corp.	59,115	9,506,874
CVS Health Corp.	87,514	4,719,630
Diplomat Pharmacy, Inc.*	19,410	112,772
Fresenius SE & Co. KGaA (Germany)	26,810	1,500,060
HCA Healthcare, Inc.	30,011	3,912,834
Healius Ltd. (Australia)	465,081	868,058
Humana, Inc.	4,440	1,181,040

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Integrated Diagnostics Holdings PLC (Egypt), 144A	65,075	$299,959
MEDNAX, Inc.*	13,166	357,720
Miraca Holdings, Inc. (Japan)	20,200	501,046
Molina Healthcare, Inc.*	211	29,954
Odontoprev SA (Brazil)	99,800	420,575
Select Medical Holdings Corp.*	32,575	458,982
Terveystalo OYJ (Finland), 144A*	35,697	378,009
UnitedHealth Group, Inc.	62,147	15,366,467
WellCare Health Plans, Inc.*	3,958	1,067,671

		50,134,716

Health Care Technology — 0.1%
Medidata Solutions, Inc.*(a)	7,300	534,652
Simulations Plus, Inc.	23,800	502,418
Teladoc Health, Inc.*(a)	20,306	1,129,014
Veeva Systems, Inc. (Class A Stock)*	6,500	824,590

		2,990,674

Hotels, Restaurants & Leisure — 1.8%
Aramark	12,100	357,555
Basic-Fit NV (Netherlands), 144A*	4,084	137,781
Bloomin’ Brands, Inc.	23,747	485,626
Brinker International, Inc.(a)	10,240	454,451
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	364,404	1,196,756
Carnival Corp.	6,276	318,319
Carrols Restaurant Group, Inc.*	15,200	151,544
Cheesecake Factory, Inc. (The)(a)	10,740	525,401
Denny’s Corp.*	26,415	484,715
Domino’s Pizza, Inc.	3,288	848,633
Dunkin’ Brands Group, Inc.	5,100	383,010
Galaxy Entertainment Group Ltd. (Macau) (Class L Stock)	81,000	552,946
Hilton Worldwide Holdings, Inc.	47,621	3,957,781
HIS Co. Ltd. (Japan)	8,200	301,590
Huazhu Group Ltd. (China), ADR(a)	11,440	482,082
Las Vegas Sands Corp.	41,198	2,511,430
Marriott International, Inc. (Class A Stock)	33,191	4,151,862
McDonald’s Corp.	39,831	7,563,907
MGM Resorts International	82,453	2,115,744
Norwegian Cruise Line Holdings Ltd.*	7,293	400,823
Penn National Gaming, Inc.*	21,054	423,185
Playtech PLC (United Kingdom)	231,317	1,311,534
Red Rock Resorts, Inc. (Class A Stock)	11,700	302,445
Restaurant Brands International, Inc. (Canada)	46,076	3,000,008
Round One Corp. (Japan)	29,900	377,898
Royal Caribbean Cruises Ltd.	9,381	1,075,250
Scientific Games Corp.*(a)	9,200	187,864
Vail Resorts, Inc.	1,770	384,621
William Hill PLC (United Kingdom)	183,157	383,285
Wyndham Destinations, Inc.	11,294	457,294
Wyndham Hotels & Resorts, Inc.	10,194	509,598
Wynn Resorts Ltd.	3,591	428,478
Yum! Brands, Inc.	36,286	3,621,706

		39,845,122

A1258

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	257,428	$413,905
Century Communities, Inc.*	12,301	294,855
Fujitsu General Ltd. (Japan)(a)	122,100	1,725,906
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	351,240	2,473,587
Haier Electronics Group Co. Ltd. (Hong Kong)	208,000	606,800
MDC Holdings, Inc.	16,528	480,304
NVR, Inc.*	282	780,294
Skyline Champion Corp.	22,588	429,172
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	107,300	410,932
Tempur Sealy International, Inc.*(a)	8,960	516,723
Zojirushi Corp. (Japan)	5,800	60,157

		8,192,635

Household Products — 0.5%
Colgate-Palmolive Co.	5,904	404,660
Essity AB (Sweden) (Class B Stock)	185,247	5,348,614
Kimberly-Clark Corp.	16,305	2,020,190
Opple Lighting Co. Ltd. (China) (Class A Stock)	81,046	464,746
Reckitt Benckiser Group PLC (United Kingdom)	25,436	2,117,023
WD-40 Co.(a)	2,910	493,070

		10,848,303

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,072,000	747,266
Electric Power Development Co. Ltd. (Japan)	16,700	406,731
NTPC Ltd. (India)	1,739,712	3,385,519

		4,539,516

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	207	25,382
CK Hutchison Holdings Ltd. (Hong Kong)	189,228	1,990,696
DCC PLC (United Kingdom)	7,706	666,642
Fosun International Ltd. (China)	755,000	1,282,650
General Electric Co.	757,276	7,565,187
Honeywell International, Inc.	62,274	9,896,584
Jardine Matheson Holdings Ltd. (Hong Kong)	44,500	2,772,994
Roper Technologies, Inc.	25,628	8,764,007
Siemens AG (Germany)	19,879	2,142,051
SM Investments Corp. (Philippines)	48,560	863,974
Smiths Group PLC (United Kingdom)	71,855	1,344,773

		37,314,940

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	744,200	7,447,731
Allianz SE (Germany)	14,613	3,259,199
American International Group, Inc.	142,499	6,136,007
Aon PLC	15,904	2,714,813
Argo Group International Holdings Ltd.	7,701	544,153
AXA SA (France)	43,156	1,087,801
Axis Capital Holdings Ltd.	10,660	583,955
Chubb Ltd.	62,736	8,788,059
CNA Financial Corp.	10,876	471,475

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	26,853	$434,482
Fidelity National Financial, Inc.	8,387	306,545
First American Financial Corp.	12,286	632,729
Hanover Insurance Group, Inc. (The)	5,160	589,117
Japan Post Holdings Co. Ltd. (Japan)(a)	146,100	1,709,727
Korean Reinsurance Co. (South Korea)	20,104	162,197
Markel Corp.*	915	911,560
Marsh & McLennan Cos., Inc.	82,806	7,775,483
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	10,719	2,539,570
Old Republic International Corp.	30,504	638,144
Progressive Corp. (The)	26,899	1,939,149
Prudential PLC (United Kingdom)	209,584	4,199,601
Sampo OYJ (Finland) (Class A Stock)	37,256	1,691,404
Sompo Holdings, Inc. (Japan)	43,800	1,618,689
Steadfast Group Ltd. (Australia)	179,991	405,159
Suncorp Group Ltd. (Australia)	165,924	1,622,469
Willis Towers Watson PLC	39,794	6,989,816
Zurich Insurance Group AG (Switzerland)	10,704	3,549,554

		68,748,588

Interactive Media & Services — 2.6%
58.com, Inc. (China), ADR*	23,535	1,545,779
Alphabet, Inc. (Class A Stock)*	2,815	3,312,945
Alphabet, Inc. (Class C Stock)*	14,938	17,526,905
Facebook, Inc. (Class A Stock)*	113,394	18,901,646
IAC/InterActiveCorp*	5,499	1,155,395
Kakaku.com, Inc. (Japan)	10,700	205,499
Mail.Ru Group Ltd. (Russia), GDR*	36,863	911,945
NAVER Corp. (South Korea)	26,239	2,870,538
Scout24 AG (Germany), 144A(a)	14,257	739,178
Tencent Holdings Ltd. (China)	200,600	9,262,523
Wise Talent Information Technology Co. Ltd. (China)*	139,800	413,295
Yahoo Japan Corp. (Japan)	523,300	1,282,640
YY, Inc. (China), ADR*	8,200	688,882
Zillow Group, Inc. (Class A Stock)*(a)	12,050	412,110
Zillow Group, Inc. (Class C Stock)*	320	11,117

		59,240,397

Internet & Direct Marketing Retail — 3.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	73,818	13,468,094
Amazon.com, Inc.*	16,385	29,177,588
ASOS PLC (United Kingdom)*	12,965	540,863
Baozun, Inc. (China), ADR*(a)	11,241	466,951
Booking Holdings, Inc.*	3,888	6,784,210
Ctrip.com International Ltd. (China), ADR*	6,963	304,213
Etsy, Inc.*	8,000	537,760
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	35,617	958,453
Groupon, Inc.*	713	2,531
GrubHub, Inc.*(a)	4,400	305,668
Just Eat PLC (United Kingdom)*	56,794	556,367
MercadoLibre, Inc. (Argentina)*	2,558	1,298,773
Naspers Ltd. (South Africa) (Class N Stock)	28,451	6,581,928
Ocado Group PLC (United Kingdom)*	56,539	1,009,802
Quotient Technology, Inc.*	41,100	405,657
Rakuten, Inc. (Japan)	68,200	646,455

A1259

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Shop Apotheke Europe NV (Netherlands), 144A*	5,884	$242,762
Takeaway.com NV (Netherlands), 144A*	13,718	1,044,272
Wayfair, Inc. (Class A Stock)*(a)	3,010	446,835
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	5,400	77,978
Zalando SE (Germany), 144A*	56,825	2,219,545
ZOZO, Inc. (Japan)	17,400	327,629

		67,404,334

IT Services — 3.9%
Accenture PLC (Class A Stock)	25,710	4,525,474
Amadeus IT Group SA (Spain)	43,489	3,488,219
Automatic Data Processing, Inc.	14,888	2,378,209
Black Knight, Inc.*	26,432	1,440,544
Booz Allen Hamilton Holding Corp.	27,474	1,597,338
CACI International, Inc. (Class A Stock)*	1,510	274,850
CSG Systems International, Inc.	12,142	513,607
EPAM Systems, Inc.*	8,255	1,396,168
Euronet Worldwide, Inc.*	3,899	555,958
Fidelity National Information Services, Inc.	57,858	6,543,740
First Data Corp. (Class A Stock)*	24,300	638,361
First Derivatives PLC (United Kingdom)	19,005	667,140
Fiserv, Inc.*(a)	24,675	2,178,309
FleetCor Technologies, Inc.*	18,023	4,444,292
Fujitsu Ltd. (Japan)	21,700	1,565,390
Global Payments, Inc.	21,190	2,892,859
GoDaddy, Inc. (Class A Stock)*	11,600	872,204
Hexaware Technologies Ltd. (India)	79,030	394,074
Indra Sistemas SA (Spain)*	76,611	851,563
Keywords Studios PLC (Ireland)	35,450	535,080
Leidos Holdings, Inc.	10,180	652,436
Mastercard, Inc. (Class A Stock)	57,716	13,589,232
MAXIMUS, Inc.	8,310	589,844
NEXTDC Ltd. (Australia)*	73,533	329,883
Okta, Inc.*	5,000	413,650
PayPal Holdings, Inc.*	63,030	6,545,035
Shopify, Inc. (Canada) (Class A Stock)*	6,497	1,341,162
Square, Inc. (Class A Stock)*	5,583	418,278
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	46,437	1,909,025
TravelSky Technology Ltd. (China) (Class H Stock)	190,000	504,059
Twilio, Inc. (Class A Stock)*	4,800	620,064
Visa, Inc. (Class A Stock)(a)	123,474	19,285,404
WEX, Inc.*	3,220	618,208
Wirecard AG (Germany)(a)	7,815	986,898
Wix.com Ltd. (Israel)*	6,100	737,063
Worldpay, Inc. (Class A Stock)*	21,996	2,496,546

		88,790,166

Leisure Products — 0.2%
American Outdoor Brands Corp.*	12,600	117,683
Brunswick Corp.	7,985	401,885
Polaris Industries, Inc.	4,204	354,944
Sega Sammy Holdings, Inc. (Japan)	98,500	1,160,425
Spin Master Corp. (Canada), 144A*	22,845	639,356
Thule Group AB (Sweden), 144A	29,486	667,063

		3,341,356

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	55,181	$4,435,449
Bio-Techne Corp.	2,963	588,304
Cambrex Corp.*	11,650	452,603
Charles River Laboratories International, Inc.*	4,910	713,178
Eurofins Scientific SE (Luxembourg)(a)	1,125	466,525
Illumina, Inc.*	73	22,680
Lonza Group AG (Switzerland)*	9,254	2,880,824
Syneos Health, Inc.*	6,010	311,078
Tecan Group AG (Switzerland)	3,482	822,644
Thermo Fisher Scientific, Inc.	53,657	14,686,994

		25,380,279

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	9,114	315,710
Aida Engineering Ltd. (Japan)	30,600	220,786
Aumann AG (Germany), 144A	4,585	145,156
Colfax Corp.*(a)	18,979	563,297
Douglas Dynamics, Inc.	12,125	461,599
Escorts Ltd. (India)	35,314	406,252
Fortive Corp.	54,295	4,554,808
Fujitec Co. Ltd. (Japan)	34,300	379,801
GEA Group AG (Germany)	42,385	1,112,351
Gima TT SpA (Italy), 144A	19,488	156,349
Graco, Inc.	16,323	808,315
Hoshizaki Corp. (Japan)	10,800	669,642
Illinois Tool Works, Inc.	16,724	2,400,396
Knorr-Bremse AG (Germany)*	9,951	990,711
Konecranes OYJ (Finland)(a)	9,050	322,327
Lincoln Electric Holdings, Inc.	7,215	605,122
Lonking Holdings Ltd. (China)	992,000	322,267
Manitowoc Co., Inc. (The)*	27	443
METAWATER Co. Ltd. (Japan)	10,300	290,431
Middleby Corp. (The)*(a)	9,713	1,262,981
Miura Co. Ltd. (Japan)	10,300	237,447
Norma Group SE (Germany)	8,407	408,536
Obara Group, Inc. (Japan)	8,600	285,158
Omega Flex, Inc.	4,830	366,114
Oshkosh Corp.	7,344	551,755
PACCAR, Inc.	43,715	2,978,740
Piovan SpA (Italy), 144A*	24,075	169,139
Proto Labs, Inc.*	4,820	506,775
Rotork PLC (United Kingdom)	87,840	322,627
Spirax-Sarco Engineering PLC (United Kingdom)	4,272	400,367
Stanley Black & Decker, Inc.	8,606	1,171,879
Timken Co. (The)	12,300	536,526
Toro Co. (The)	9,900	681,516
Trinity Industries, Inc.	23,500	510,655
Wabash National Corp.	24,400	330,620
WABCO Holdings, Inc.*	4,035	531,934
Wabtec Corp.	661	48,729
Weir Group PLC (The) (United Kingdom)	37,273	757,046
Welbilt, Inc.*	21,410	350,696
Xylem, Inc.	2,238	176,892

		27,311,895

Marine — 0.0%
Kirby Corp.*	6,316	474,395

A1260

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
SITC International Holdings Co. Ltd. (China)	506,000	$520,078

		994,473

Media — 1.0%
A.H. Belo Corp. (Class A Stock)	22,967	85,437
Altice USA, Inc. (Class A Stock)(a)	43,994	944,991
Ascential PLC (United Kingdom)	227,939	1,059,389
Comcast Corp. (Class A Stock)	142,263	5,687,675
Criteo SA (France), ADR*	23,938	479,478
CyberAgent, Inc. (Japan)	9,200	374,783
Daily Journal Corp.*(a)	1,180	252,638
DISH Network Corp. (Class A Stock)*	27,130	859,750
Dish TV India Ltd. (India)	298,924	167,860
Ebiquity PLC (United Kingdom)	58,928	32,556
Eutelsat Communications SA (France)	39,117	685,197
Fox Corp. (Class A Stock)*	12,628	463,557
Fox Corp. (Class B Stock)*	14,547	521,929
Gannett Co., Inc.	43,400	457,436
John Wiley & Sons, Inc. (Class A Stock)	2,400	106,128
Liberty Broadband Corp. (Class C Stock)*	7,840	719,242
Liberty Global PLC (United Kingdom) (Class A Stock)*	33,191	827,120
Liberty Global PLC (United Kingdom) (Class C Stock)*	21,073	510,177
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	179,707
Liberty Latin America Ltd. (Chile) (Class C Stock)*	87,838	1,708,449
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	6,910	263,824
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	32,832	1,255,496
MultiChoice Group Ltd. (South Africa)*	41,430	347,317
Omnicom Group, Inc.(a)	6,531	476,698
oOh!media Ltd. (Australia)	102,220	282,720
Publicis Groupe SA (France)	11,348	608,225
Sirius XM Holdings, Inc.(a)	113,247	642,110
TuanChe Ltd. (China), ADR*(a)	6,150	41,205
WPP PLC (United Kingdom)	119,218	1,260,939
YouGov PLC (United Kingdom)	74,915	466,731

		21,768,764

Metals & Mining — 0.7%
Alcoa Corp.*	10,400	292,863
Antofagasta PLC (Chile)	103,464	1,304,235
BHP Group Ltd. (Australia)	84,318	2,304,985
Compass Minerals International, Inc.(a)	8,930	485,524
Franco-Nevada Corp. (Canada)	35,854	2,688,077
Hitachi Metals Ltd. (Japan)(a)	145,900	1,695,814
Mitsui Mining & Smelting Co. Ltd. (Japan)	37,600	964,387
Reliance Steel & Aluminum Co.	7,285	657,544
Royal Gold, Inc.	5,280	480,110
South32 Ltd. (Australia)	1,290,387	3,407,673
Steel Dynamics, Inc.	13,200	465,564
Sumitomo Metal Mining Co. Ltd. (Japan)	35,300	1,042,142
United States Steel Corp.	11,600	226,084

		16,015,002

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	42,710	$768,779
Annaly Capital Management, Inc.	87,577	874,894
Apollo Commercial Real Estate Finance, Inc.(a)	27,655	503,321
Cherry Hill Mortgage Investment Corp.(a)	23,500	404,670
Ellington Residential Mortgage REIT	20,722	246,592
Granite Point Mortgage Trust, Inc.	24,781	460,183
Ready Capital Corp.(a)	26,608	390,339
Redwood Trust, Inc.	31,115	502,507
Two Harbors Investment Corp.	39,576	535,463

		4,686,748

Multiline Retail — 0.5%
Dollar General Corp.	43,651	5,207,564
Dollar Tree, Inc.*	31,551	3,314,117
Next PLC (United Kingdom)	24,125	1,753,565

		10,275,246

Multi-Utilities — 0.8%
Black Hills Corp.	3,695	273,689
DTE Energy Co.	9,860	1,229,936
Engie SA (France)	134,384	2,003,602
NiSource, Inc.	76,381	2,189,079
Sempra Energy(a)	92,281	11,614,487

		17,310,793

Oil, Gas & Consumable Fuels — 3.0%
BP PLC (United Kingdom), ADR	175,631	7,678,587
Cameco Corp. (Canada)	39,860	469,783
Canadian Natural Resources Ltd. (Canada)	78,600	2,157,993
Cheniere Energy, Inc.*	1,419	97,003
Chevron Corp.	20,661	2,545,022
Concho Resources, Inc.	18,615	2,065,520
ConocoPhillips	37,252	2,486,198
Delek US Holdings, Inc.	1,871	68,142
EOG Resources, Inc.	37,984	3,615,317
Exxon Mobil Corp.	45,560	3,681,248
Galp Energia SGPS SA (Portugal)	235,572	3,779,278
Gulfport Energy Corp.*	31,966	256,367
Inpex Corp. (Japan)	88,500	838,058
Kosmos Energy Ltd. (Ghana)	52,866	329,355
Matador Resources Co.*(a)	19,200	371,136
Occidental Petroleum Corp.	88,376	5,850,491
Panhandle Oil & Gas, Inc. (Class A Stock)	20,600	323,420
Parsley Energy, Inc. (Class A Stock)*	16,800	324,240
Petronet LNG Ltd. (India)	300,775	1,094,436
Pioneer Natural Resources Co.	10,985	1,672,796
Renewable Energy Group, Inc.*(a)	17,419	382,521
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	127,805	4,043,480
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	215,894	1,559,006
SM Energy Co.	17,931	313,613
Targa Resources Corp.	10,990	456,635
TOTAL SA (France)	94,844	5,274,375
TOTAL SA (France), ADR	112,916	6,283,775
TransCanada Corp. (Canada), (NYSE)	186,445	8,378,838
TransCanada Corp. (Canada), (XTSE)	42,000	1,886,362
World Fuel Services Corp.	1,500	43,335

A1261

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
WPX Energy, Inc.*	35,000	$458,850
Zion Oil & Gas, Inc.*(a)	103,900	78,445

		68,863,625

Paper & Forest Products — 0.0%
Quintis Ltd. (Australia)*(a)^	93,801	7
Verso Corp. (Class A Stock)*	20,900	447,678

		447,685

Personal Products — 0.1%
Edgewell Personal Care Co.*	11,320	496,835
LG Household & Health Care Ltd. (South Korea)	1,293	1,614,146
Medifast, Inc.(a)	3,750	478,313
Natural Health Trends Corp.	12,860	166,666
Nu Skin Enterprises, Inc. (Class A Stock)	7,777	372,207

		3,128,167

Pharmaceuticals — 3.5%
Ampio Pharmaceuticals, Inc.*(a)	113,200	63,618
Astellas Pharma, Inc. (Japan)	140,600	2,111,076
AstraZeneca PLC (United Kingdom), ADR(a)	79,100	3,198,013
Bayer AG (Germany)	76,351	4,940,358
Chugai Pharmaceutical Co. Ltd. (Japan)	21,500	1,488,164
Daiichi Sankyo Co. Ltd. (Japan)	17,000	802,985
Elanco Animal Health, Inc.*	104,932	3,365,169
Eli Lilly & Co.(a)	45,186	5,863,341
GlaxoSmithKline PLC (United Kingdom), ADR	102,178	4,270,019
Intra-Cellular Therapies, Inc.*	19,340	235,561
Johnson & Johnson	22,383	3,128,920
Laboratorios Farmaceuticos Rovi SA (Spain)	22,579	475,357
Medicines Co. (The)*(a)	10,800	301,860
Merck & Co., Inc.	99,862	8,305,523
Merck KGaA (Germany)	11,944	1,363,702
Novartis AG (Switzerland)	53,365	5,141,414
Pacira Pharmaceuticals, Inc.*	9,595	365,186
Pfizer, Inc.	394,947	16,773,399
Roche Holding AG (Switzerland)	22,780	6,293,557
Supernus Pharmaceuticals, Inc.*	10,350	362,664
Takeda Pharmaceutical Co. Ltd. (Japan)	177,993	7,236,888
Theravance Biopharma, Inc.*	16,590	376,095
Torrent Pharmaceuticals Ltd. (India)	16,057	452,527
Zoetis, Inc.	28,269	2,845,840

		79,761,236

Professional Services — 0.6%
Adecco Group AG (Switzerland)	15,614	833,353
ALS Ltd. (Australia)	95,212	514,139
CBIZ, Inc.*	22,951	464,528
CoStar Group, Inc.*	2,139	997,672
DKSH Holding AG (Switzerland)	8,423	486,015
en-japan, Inc. (Japan)	23,100	672,769
Equifax, Inc.(a)	26,215	3,106,478
Exponent, Inc.	9,800	565,656
IHS Markit Ltd.*	1,164	63,298
Insperity, Inc.	5,000	618,300
Intertrust NV (Netherlands), 144A	23,332	439,600

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
ManpowerGroup, Inc.	5,471	$452,397
Nielsen Holdings PLC	71,177	1,684,760
Outsourcing, Inc. (Japan)	30,300	374,190
Persol Holdings Co. Ltd. (Japan)	100,000	1,622,007
TeamLease Services Ltd. (India)*	8,906	389,521
TransUnion	9,640	644,338
UT Group Co. Ltd. (Japan)	8,000	183,448

		14,112,469

Real Estate Management & Development — 0.4%
ADO Properties SA (Germany), 144A	5,285	300,948
Aedas Homes SAU (Spain), 144A*	19,242	493,202
Altus Group Ltd. (Canada)	18,500	360,905
China Overseas Land & Investment Ltd. (China)	362,000	1,377,336
Heiwa Real Estate Co. Ltd. (Japan)	21,500	414,214
Hongkong Land Holdings Ltd. (Hong Kong)	186,500	1,327,885
Iguatemi Empresa de Shopping Centers SA
(Brazil)	36,300	361,391
Instone Real Estate Group AG (Germany), 144A*	21,209	476,969
Jones Lang LaSalle, Inc.	3,436	529,762
PSP Swiss Property AG (Switzerland)	15,205	1,653,226
Realogy Holdings Corp.(a)	21,774	248,224
REX Holdings, Inc. (Class A Stock)	11,200	431,648
RMR Group, Inc. (The) (Class A Stock)	6,274	382,589
St. Joe Co. (The)*(a)	29,600	488,104

		8,846,403

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	3,746	771,788
Canadian Pacific Railway Ltd. (Canada), (XTSE)	8,434	1,737,732
CSX Corp.	11,615	869,034
Genesee & Wyoming, Inc. (Class A Stock)*	3,751	326,862
Hertz Global Holdings, Inc.*(a)	11,907	206,825
J.B. Hunt Transport Services, Inc.	23,263	2,356,309
Kansas City Southern	6,862	795,855
Norfolk Southern Corp.	891	166,519
Old Dominion Freight Line, Inc.	266	38,408
Union Pacific Corp.	18,398	3,076,146

		10,345,478

Semiconductors & Semiconductor Equipment — 2.6%
AIXTRON SE (Germany)*(a)	89,517	808,827
Amkor Technology, Inc.*	633	5,406
ams AG (Austria)(a)	10,556	285,784
Analog Devices, Inc.	6,040	635,831
ASML Holding NV (Netherlands), (XAMS)	24,267	4,570,328
ASML Holding NV (Netherlands), (XNGS)(a)	12,255	2,304,553
Broadcom, Inc.	14,038	4,221,367
Cree, Inc.*(a)	8,504	486,599
Cypress Semiconductor Corp.	31,429	468,921
DB HiTek Co. Ltd. (South Korea)	30,619	338,367
Disco Corp. (Japan)	9,000	1,282,685
Infineon Technologies AG (Germany)	32,580	648,567
Integrated Device Technology, Inc.*	13,400	656,466
IQE PLC (United Kingdom)*(a)	694,607	668,308

A1262

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
KLA-Tencor Corp.	1,070	$127,769
Lam Research Corp.	307	54,956
LEENO Industrial, Inc. (South Korea)	4,348	227,858
Machvision, Inc. (Taiwan)	23,000	325,149
Marvell Technology Group Ltd.	30,600	608,633
Maxim Integrated Products, Inc.	41,318	2,196,878
MaxLinear, Inc.*	19,600	500,388
Microchip Technology, Inc.(a)	18,481	1,533,184
Micron Technology, Inc.*	56,108	2,318,944
Monolithic Power Systems, Inc.	3,452	467,711
NVIDIA Corp.	24,241	4,352,714
NXP Semiconductors NV (Netherlands)	84,612	7,478,855
QUALCOMM, Inc.	28,402	1,619,766
Renesas Electronics Corp. (Japan)*	119,800	554,089
Silergy Corp. (China)	34,000	508,926
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	766,000	6,126,894
Texas Instruments, Inc.	93,335	9,900,043
Tokyo Electron Ltd. (Japan)	6,800	983,475
Ultra Clean Holdings, Inc.*	16,500	170,775
Universal Display Corp.(a)	2,200	336,270
Xilinx, Inc.	4,084	517,810
Xperi Corp.	20,100	470,340

		58,763,436

Software — 4.2%
2U, Inc.*(a)	8,800	623,480
ACI Worldwide, Inc.*	16,658	547,548
Aspen Technology, Inc.*	268	27,942
CDK Global, Inc.	10,160	597,611
Ceridian HCM Holding, Inc.*(a)	25,815	1,324,310
Cornerstone OnDemand, Inc.*	74	4,054
Cyient Ltd. (India)	35,063	329,352
Descartes Systems Group, Inc. (The) (Canada)*	12,500	454,409
Digimarc Corp.*(a)	9,890	310,348
Douzone Bizon Co. Ltd. (South Korea)	7,829	322,096
Ellie Mae, Inc.*	1,167	115,171
Fair Isaac Corp.*	2,770	752,415
Finjan Holdings, Inc.*	50,050	146,647
Globant SA (Argentina)*	13,568	968,755
Guidewire Software, Inc.*	5,001	485,897
Intuit, Inc.	18,186	4,754,002
j2 Global, Inc.	6,850	593,210
Manhattan Associates, Inc.*	10,653	587,087
Microsoft Corp.	386,707	45,608,223
Netcompany Group A/S (Denmark), 144A*	10,637	381,630
Nuance Communications, Inc.*	25,945	439,249
Palo Alto Networks, Inc.*	3,977	965,934
Pegasystems, Inc.	8,400	546,000
PTC, Inc.*	6,253	576,402
salesforce.com, Inc.*	29,403	4,656,553
SAP SE (Germany)	16,857	1,951,521
ServiceNow, Inc.*	22,905	5,645,853
Sophos Group PLC (United Kingdom), 144A	77,758	305,113
Splunk, Inc.*	33,394	4,160,892
SS&C Technologies Holdings, Inc.	22,119	1,408,759
Symantec Corp.	106,173	2,440,917
Synopsys, Inc.*	34,575	3,981,311

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Tableau Software, Inc. (Class A Stock)*	4,238	$539,413
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,200	435,490
Trend Micro, Inc. (Japan)	6,000	291,763
Ultimate Software Group, Inc. (The)*	300	99,039
VMware, Inc. (Class A Stock)	23,697	4,277,545
WANdisco PLC (United Kingdom)*(a)	32,923	267,614
Workday, Inc. (Class A Stock)*	19,655	3,790,467

		95,714,022

Specialty Retail — 0.7%
Burlington Stores, Inc.*(a)	5,332	835,418
Chow Sang Sang Holdings International Ltd. (Hong Kong)	113,000	175,877
Dick’s Sporting Goods, Inc.(a)	13,828	509,009
Dufry AG (Switzerland)*	3,572	375,400
Five Below, Inc.*	4,600	571,550
Francesca’s Holdings Corp.*	1,659	1,122
GrandVision NV (Netherlands), 144A	21,481	465,021
Hikari Tsushin, Inc. (Japan)	2,400	454,888
Home Depot, Inc. (The)	13,421	2,575,356
Michaels Cos., Inc. (The)*	13,090	149,488
Monro, Inc.(a)	6,720	581,414
Office Depot, Inc.	142,142	515,975
RH*(a)	3,512	361,560
Ross Stores, Inc.	66,986	6,236,397
SMCP SA (France), 144A*	33,921	591,099
Tractor Supply Co.	9,404	919,335
Ulta Beauty, Inc.*	767	267,476
VT Holdings Co. Ltd. (Japan)	51,000	191,903
Yellow Hat Ltd. (Japan)	26,600	349,899

		16,128,187

Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*	126	1,356
Apple, Inc.	48,400	9,193,579
Dell Technologies, Inc. (Class C Stock)*	6,125	359,476
NCR Corp.*	17,884	488,054
Samsung Electronics Co. Ltd. (South Korea)	139,720	5,503,472
Xaar PLC (United Kingdom)	71,376	98,456

		15,644,393

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	76,700	1,027,640
Brunello Cucinelli SpA (Italy)	8,121	279,973
Burberry Group PLC (United Kingdom)	47,964	1,221,557
Canada Goose Holdings, Inc. (Canada)*(a)	7,000	336,140
Carter’s, Inc.	4,530	456,579
Columbia Sportswear Co.	4,620	481,312
EssilorLuxottica SA (France)	18,689	2,041,940
Hugo Boss AG (Germany)	6,630	453,414
Lululemon Athletica, Inc.*	4,500	737,415
Luthai Textile Co. Ltd. (China) (Class B Stock)	239,276	284,891
LVMH Moet Hennessy Louis Vuitton SE (France)	1,576	580,189
NIKE, Inc. (Class B Stock)	13,597	1,145,003
Skechers U.S.A., Inc. (Class A Stock)*	17,860	600,275
Ted Baker PLC (United Kingdom)	17,043	346,057

A1263

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	2,810	$244,217

		10,236,602

Thrifts & Mortgage Finance — 0.3%
Hingham Institution for Savings	2,030	349,180
Housing Development Finance Corp. Ltd. (India)	160,359	4,563,674
LendingTree, Inc.*(a)	570	200,389
New York Community Bancorp, Inc.	35,896	415,317
Ocwen Financial Corp.*	88,018	160,193
Radian Group, Inc.	25,380	526,381
Severn Bancorp, Inc.	726	6,879
TFS Financial Corp.	27,400	451,278
Waterstone Financial, Inc.	26,660	438,824

		7,112,115

Tobacco — 0.9%
Altria Group, Inc.	28,102	1,613,898
British American Tobacco PLC (United Kingdom)	163,755	6,824,436
Japan Tobacco, Inc. (Japan)	122,300	3,031,343
Philip Morris International, Inc.	101,958	9,012,068
Universal Corp.	700	40,341
Vector Group Ltd.(a)	7,133	76,965

		20,599,051

Trading Companies & Distributors — 0.2%
AeroCentury Corp.*	5,670	65,489
Brenntag AG (Germany)	5,898	304,404
Hanwa Co. Ltd. (Japan)	20,100	560,491
HD Supply Holdings, Inc.*	2,300	99,705
Herc Holdings, Inc.*	4,802	187,182
Huttig Building Products, Inc.*(a)	39,950	110,662
IMCD NV (Netherlands)	8,043	613,189
SiteOne Landscape Supply, Inc.*	800	45,720
Sumitomo Corp. (Japan)	135,000	1,868,015
Travis Perkins PLC (United Kingdom)	56,730	1,013,115

		4,867,972

Water Utilities — 0.1%
American States Water Co.	7,575	540,098
American Water Works Co., Inc.(a)	16,906	1,762,620
Artesian Resources Corp. (Class A Stock)	10,910	406,616
California Water Service Group	8,270	448,896

		3,158,230

Wireless Telecommunication Services — 0.3%
Gogo, Inc.*(a)	26,110	117,234
Sarana Menara Nusantara Tbk PT (Indonesia)	25,297,700	1,397,994
Shenandoah Telecommunications Co.	11,300	501,268
T-Mobile US, Inc.*	46,457	3,210,179
Vodafone Group PLC (United Kingdom)	703,389	1,283,217

		6,509,892

TOTAL COMMON STOCKS (cost $1,596,578,454)		1,713,498,824

	Shares	Value

PREFERRED STOCKS — 0.2%
Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	18,647	$1,153,503

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., CVT, 6.125%	9,335	576,996
Sartorius AG (Germany) (PRFC)	2,717	467,306

		1,044,302

Machinery — 0.0%
Fortive Corp., CVT, 5.000%	402	421,718
Marcopolo SA (Brazil) (PRFC)	467,300	467,855

		889,573

Multi-Utilities — 0.0%
Sempra Energy, CVT, 6.000%	5,403	571,097
Sempra Energy, CVT, 6.750%(a)	4,419	469,121

		1,040,218

TOTAL PREFERRED STOCKS (cost $3,668,455)		4,127,596

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
Sprott Physical Gold Trust* (cost $1,019,481)	99,900	1,043,955

UNAFFILIATED MUTUAL FUND — 0.0%
Syncona Ltd. (cost $297,440)	91,693	309,744

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	250	250,033
Series 2017-1, Class A3
1.870%	08/18/21	33	32,915
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-2A, Class A, 144A
2.720%	11/20/22	485	481,762
Series 2019-1A, Class A, 144A
3.450%	03/20/23	245	247,545
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	105	104,601
CarMax Auto Owner Trust,
Series 2017-4, Class A3
2.110%	10/17/22	70	69,503
Series 2018-2, Class A3
2.980%	01/17/23	220	221,306
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	85	84,883
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	330	331,286
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130	129,385

A1264

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	$165,413
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	3	3,301
Series 2018-2, Class B
3.030%	09/15/22	225	225,394
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	7	6,972
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	71	71,111
Series 2018-A, Class A2
2.190%	05/17/21	225	224,741

			2,650,151

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.611%(c)	07/25/27	645	641,806
CIFC Funding Ltd. (Cayman Islands),
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.631%(c)	10/25/27	420	417,903
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.637%(c)	07/15/27	250	248,537
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1RR, 3 Month LIBOR + 1.170%, 144A
3.625%(c)	10/17/29	430	427,420
Series 2014-8A, Class A2RR, 3 Month LIBOR + 1.800%, 144A
4.255%(c)	10/17/29	285	284,339

			2,020,005

Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	99,579
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	155	154,529

			254,108

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	242,976
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	59	59,031
Series 2018-1, Class A3, 144A
2.600%	06/15/21	135	134,788

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	355	$352,339
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	41	40,365

			829,499

Other — 0.2%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	194	198,212
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	182	182,156
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	114	116,335
Series 2019-1A, Class A2, 144A
4.641%	04/20/49	505	505,000
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	87	86,035
Hardee’s Funding LLC,
Series 2018-1A, Class A2I, 144A
4.250%	06/20/48	154	156,011
Series 2018-1A, Class A2II, 144A
4.959%	06/20/48	378	397,183
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	133	133,044
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	25	24,666
Planet Fitness Master Issuer LLC,
Series 2018-1A, Class A2I, 144A
4.262%	09/05/48	677	687,520
Sierra Timeshare Receivables Funding LLC,
Series 2014-3A, Class A, 144A
2.300%	10/20/31	12	11,615
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,584
Verizon Owner Trust,
Series 2017-1A, Class C, 144A
2.650%	09/20/21	490	488,323
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	145	146,225
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	114	111,957

			3,293,866

Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	49	48,540
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	296	294,432

A1265

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	39	$39,070
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	65	64,077
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	63	62,615
Series 2016-3, Class A1, 144A
2.250%(cc)	04/25/56	61	60,458
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	358	351,002
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	114	112,765

			1,032,959

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	250	254,628

TOTAL ASSET-BACKED SECURITIES (cost $10,311,752)			10,335,216

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.414%(c)	12/15/36	395	393,263
BX Trust,
Series 2018-GW, Class A, 1 Month LIBOR + 0.800%, 144A
3.284%(c)	05/15/35	255	252,897
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 1 Month LIBOR + 0.900%, 144A
3.384%(c)	02/15/37	450	445,767
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	51,295
Series 2015-GC27, Class A5
3.137%	02/10/48	235	236,158
Series 2016-GC36, Class A5
3.616%	02/10/49	400	412,925
Series 2017-P7, Class AS
3.915%	04/14/50	195	200,809
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	5	5,114
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	20,881
Series 2015-CR26, Class A4
3.630%	10/10/48	400	412,323
Series 2015-LC21, Class A4
3.708%	07/10/48	260	269,080
Series 2015-PC1, Class A5
3.902%	07/10/50	190	197,990
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	372,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	34	$33,723
Series K025, Class A1
1.875%	04/25/22	8	7,712
Series K057, Class A1
2.206%	06/25/25	151	148,062
Series K068, Class A1
2.952%	02/25/27	187	190,078
Series K716, Class A1
2.413%	01/25/21	25	25,407
GS Mortgage Securities Trust,
Series 2014-GC24, Class A1
1.509%	09/10/47	16	15,873
Series 2014-GC26, Class A5
3.629%	11/10/47	245	252,591
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	180	190,268
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	31,355
Series 2015-C31, Class A3
3.801%	08/15/48	150	156,083
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	110,138
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	119,134
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	62,061
Series 2015-C27, Class AS
4.068%	12/15/47	265	276,843
Series 2016-C30, Class A5
2.860%	09/15/49	75	73,510
RETL,
Series 2019-RVP, Class A, 1 Month LIBOR + 1.150%, 144A
3.634%(c)	03/15/36	320	320,197
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	268,215
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	41,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $5,638,652)			5,594,074

CORPORATE BONDS — 4.3%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,517
4.000%	03/15/22	120	122,449
4.200%	04/15/24	35	36,001

A1266

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Advertising (cont’d.)
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	$148,777
3.650%	11/01/24	125	126,212
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	83,826

			577,782

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	40,984
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	309,622

			350,606

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	260	264,080
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	285	280,279

			544,359

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	74	74,041
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25(a)	348	358,759
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	11	11,817
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	115	118,180
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	345	344,369
3.800%	04/19/23	230	232,417
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	17	17,261
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	91	92,173
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30(a)	180	175,986
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	185	175,439

			1,600,442

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.250%	08/14/20	640	$644,321
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	410,001
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	334,509
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	440	440,615
Sr. Unsec’d. Notes
4.200%	11/06/21	650	661,308
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	498,898
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	565	566,030
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	224,682
1.950%	02/27/20	135	134,159
3.100%	05/10/21	410	413,179
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21	595	607,004

			4,934,706

Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,772
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22	560	565,053

			590,825

Banks — 1.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	207,770
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	198,613
2.750%	01/22/21	410	409,253
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	395,304
3.848%	04/12/23	400	403,406
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	300	300,210
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	191,617
Series L, Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	115,000
3.550%(ff)	03/05/24	450	456,981

A1267

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
3.252%(c)	06/25/22	450	$450,104
Sub. Notes, MTN
4.200%	08/26/24	10	10,350
4.450%	03/03/26	225	234,485
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	773,863
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	247,349
Sub. Notes, MTN, 144A
4.500%	03/15/25	200	201,107
4.875%	04/01/26	200	205,726
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	348,416
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	202,601
3.887%(ff)	01/10/28	500	507,742
4.075%(ff)	04/23/29	350	359,100
5.875%	01/30/42	25	30,705
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	248,228
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,594
Sub. Notes
4.300%	12/03/25	129	132,108
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	101,216
Sub. Notes, 144A
4.500%	12/09/25	250	256,468
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	336,504
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23	585	591,425
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	575	565,002
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	346,031
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,421
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	174,915
3.000%	04/26/22	685	683,514
3.500%	01/23/25	585	583,646
3.750%	05/22/25	125	126,270
Sub. Notes
4.250%	10/21/25	475	486,218

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	375	$375,917
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	200,099
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	194,744
3.375%	01/12/23	200	195,215
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	530	530,393
3.559%(ff)	04/23/24	250	254,265
Sub. Notes
3.375%	05/01/23	775	782,941
4.250%	10/01/27	175	181,743
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21	520	527,828
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22(a)	400	397,828
2.750%	07/15/20	530	532,069
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	255,344
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.535%	07/26/21	715	725,488
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	149,808
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	190	186,644
4.300%	01/27/45	170	172,860
Sub. Notes, MTN
4.100%	05/22/23	555	571,484
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	372,301
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,706
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	395,938
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	340,439
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	600	613,550
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	49,876
3.750%	11/15/21	460	468,132

A1268

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.748%	07/19/23	855	$878,466
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	735	745,330
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, MTN
3.350%	05/24/21	525	530,942
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	404,601
Sub. Notes
3.625%(ff)	09/15/31	35	34,546
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	50,500
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	199,920
4.125%	09/24/25	200	206,486
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	800	801,060
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	71,306
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21	550	553,795
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	447,646

			24,366,472

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
4.900%	02/01/46	350	351,535
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	132,071
Gtd. Notes, 144A
3.551%	05/25/21	260	262,799

			746,405

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	23	22,967
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	60,943
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	158,248
3.900%	02/20/28	425	433,897
4.625%	05/15/44	185	186,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	$199,265
3.250%	09/01/22	55	56,025

			1,117,623

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	29,411
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	493,067
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	67,867

			590,345

Chemicals — 0.0%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	240,403
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	80,959
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	200,955
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	336,193

			858,510

Commercial Services — 0.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,156
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	206,605
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	57,833
4.300%	09/15/44	75	81,684
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	80,167
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	35,704
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	157,043
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	33,423
4.125%	02/02/26	30	30,333

			692,948

A1269

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	$248,832
3.250%	02/23/26	450	458,533
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	205	204,873
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	129,449

			1,041,687

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	377,867
3.500%	05/26/22	150	150,034
4.125%	07/03/23	250	253,274
4.875%	01/16/24	150	155,975
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	143,863
3.350%	06/25/21(a)	325	326,961
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	218,266
3.500%	01/15/22	165	166,513
3.625%	04/01/27	150	141,143
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	248,069
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	74,733
3.850%	11/21/22	355	363,646
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	60,078
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	900	890,715

			3,571,137

Electric — 0.3%
American Electric Power Co., Inc.,
Series I, Sr. Unsec’d. Notes
3.650%	12/01/21	45	45,905
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	35,883
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	367,887
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21	290	294,289
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	27,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	$34,807
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	52,392
3.750%	09/01/46	45	42,069
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	170,810
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	500	484,018
Eversource Energy,
Series M, Sr. Unsec’d. Notes
3.300%	01/15/28	105	103,779
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	399,911
5.150%	12/01/20	25	25,773
FirstEnergy Corp.,
Series C, Sr. Unsec’d. Notes
7.375%	11/15/31	235	310,896
Georgia Power Co.,
Series C, Sr. Unsec’d. Notes
2.000%	09/08/20	350	346,764
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	363,319
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	379,476
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	389,549
Ohio Power Co.,
Series D, Sr. Unsec’d. Notes
6.600%	03/01/33	295	378,302
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.950%	12/01/47(a)(d)	595	477,488
4.000%	12/01/46(d)	15	12,094
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	266,026
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	138,128
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	36,364
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20	350	347,117
3.750%	05/02/23	500	512,908
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	51,022

A1270

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Electric (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	$153,318
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	247,729

			6,495,393

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	87,739
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	127,749
5.875%	06/15/20	25	25,770
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	100,225

			341,483

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	156,040
5.500%	09/15/19	25	25,294

			181,334

Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	524,780
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	239,637
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23	800	821,804

			1,586,221

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	200	192,750
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	7	7,322
4.800%	06/15/44	25	24,638
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	90,481

			315,191

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	295	294,001
3.650%	06/15/23	265	269,581
3.950%	03/30/48	235	223,672

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Gas (cont’d.)
			$787,254

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	98	100,017
4.750%	11/30/36	185	207,096
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	360	358,615
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	585	596,433
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	27	30,865
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	150	144,708

			1,437,734

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	204,859
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	134,311
4.650%	01/15/43	55	56,743
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	198,959
Unsec’d. Notes
4.185%	11/15/45	125	129,699
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	670,770
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	519,881
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	74,902
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	79,181
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	151,657
Providence St. Joseph Health Obligated Group,
Series A, Unsec’d. Notes
3.930%	10/01/48	850	852,740
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	251,152
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	201,709

A1271

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	640	$644,156
6.875%	02/15/38	450	619,254
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48	525	579,889

			5,369,862

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%, 144A
3.153%(c)	09/20/21	520	519,035
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	198,565
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,975
4.125%	02/15/24	50	51,555
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	77,861
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	135	138,301
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	201,194
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,692
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,848
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	460,389
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	496,578
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	30,413
3.500%	06/03/24	460	468,987
MassMutual Global Funding II,
Sec’d. Notes, MTN, 144A
1.950%	09/22/20	400	396,192
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.050%	06/12/20	150	148,861
3.450%	10/09/21	610	617,916
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	84,463
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,248
3.400%	05/15/25	120	120,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	$590,004
4.900%	09/15/44	70	78,234
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	69,977
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	375,270
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	181,148
4.500%	09/15/28	305	317,095

			5,755,331

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	655	635,780
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	140,246
3.875%	08/22/37	220	228,665
5.200%	12/03/25	230	260,926
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	199,963
3.875%	09/29/23	430	438,832
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	127,027
3.650%	03/15/25	75	76,458
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	220	232,913
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.985%	01/19/23	200	199,128
3.595%	01/19/28	450	443,982

			2,983,920

Iron/Steel — 0.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	280	286,139
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	148,690

			434,829

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	85,310

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	308,653

A1272

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	$390,774

			699,427

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	520,055
4.908%	07/23/25	305	321,829
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	1,175	1,228,839
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	600	622,011
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	600	602,192
5.150%	04/30/20	25	25,625
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	19,190
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,163
5.000%	02/01/20	35	35,580
6.550%	05/01/37	28	30,932
6.750%	06/15/39	30	33,460
8.250%	04/01/19	35	35,000
Walt Disney Co. (The),
Gtd. Notes, 144A
3.700%	10/15/25	30	31,120
4.500%	02/15/21	25	25,868
5.650%	08/15/20	30	31,216

			3,573,080

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21	35	35,309
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	104,943

			140,252

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23(a)	1,185	1,177,560
3.150%	09/07/22(a)	292	290,939

			1,468,499

Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	545	554,779

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	220	$219,125
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	500	496,287
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	945	972,526
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	202,170
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	89,265
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	500	557,170
Eni SpA (Italy),
Series X-R, Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	200	205,202
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	183,222
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	71,588
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	178,643
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	205,650
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	300	306,228
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	200	204,828
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	49,067
3.700%	03/15/28	260	250,689
4.500%	03/04/29	655	669,677

			5,416,116

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	245,246

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	220	218,491
3.650%	09/15/24	30	30,165

			248,656

A1273

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	$53,306
3.600%	05/14/25	220	220,493
4.500%	05/14/35	200	195,636
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	230,922
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	315	322,971
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	505	506,390
5.050%	03/25/48	315	317,333
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes, 144A
3.912%	08/27/21	80	81,331
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	373,393
3.300%	02/25/21	150	151,010
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	359,291
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	10	10,611
4.600%	06/01/44	35	38,216
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	256,590
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	175	171,500
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	510	507,643

			3,796,636

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	70,934
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	48,763
4.950%	12/15/24	60	62,072
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	90,373
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	67,319
4.250%	12/01/26	55	57,344
Series 16-A, Sub. Notes
6.000%(ff)	01/15/77	115	114,138

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	$25,000
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	43,855
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	151,054
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	127,855
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	169,644

			1,028,351

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	592,281
4.000%	01/15/24	445	460,239
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	535	522,937
4.125%	07/01/24	50	51,108
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	75,502
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	45,615
3.900%	03/15/27	70	68,755
4.125%	06/15/26	115	115,067
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,248
3.700%	06/15/26	200	199,371
4.750%	05/15/47	85	83,967
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	820,266
4.500%	03/15/48	350	356,886
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	155,243
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	198,114
4.250%	08/15/29	100	101,976
4.375%	10/01/25	40	41,284
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	143,670
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	154,005

A1274

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46	90	$89,175
2.898%	10/15/44	160	159,816
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	102,229
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	192,096
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20	200	201,249

			4,961,099

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	264,748
3.125%	04/21/26	70	68,159
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	248,987
4.625%	09/15/21	50	52,063
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	200,000
4.375%	03/15/23	505	512,212
4.450%	02/15/25	10	9,983
4.850%	04/01/24	105	107,358

			1,463,510

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	260	260,084
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	265	260,845
3.000%	01/15/22	565	562,267
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21	190	191,667

			1,274,863

Software — 0.0%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/28	740	760,831
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	164,914

			925,745

Telecommunications — 0.1%
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	25	25,057
3.663%	05/15/45	50	50,535
3.720%	07/15/43	160	162,038

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	$45,998
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	650	619,869
4.329%	09/21/28	400	423,015
5.150%	09/15/23	625	687,004
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	555	559,658

			2,573,174

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	212,751
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/29	605	642,371
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	77,891

			933,013

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	14,953
3.250%	09/15/26	375	356,650
3.500%	03/15/28	280	266,820
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,959
3.200%	07/15/20	150	150,317
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
4.125%	07/15/23	200	204,303

			1,023,002

TOTAL CORPORATE BONDS (cost $96,096,336)			97,128,378

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	657,547
California State Public Works Board,
Revenue Bonds, BABs
7.804%	03/01/35	200	279,674
Northern California Power Agency,
Revenue Bonds, BABs
7.311%	06/01/40	200	270,142
San Jose Redevelopment Agency Successor Agency,
Tax Allocation, Series A-T
3.375%	08/01/34	165	164,858

A1275

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34	120	$173,238
7.625%	03/01/40	100	151,468
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	15	15,860

			1,712,787

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.638%	07/01/21	175	175,436

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	595	715,172

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	410	517,313

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	297,703

New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds, Series B
3.879%	07/01/46	375	375,315
Port Authority of New York & New Jersey,
Revenue Bonds, Series 182
5.310%	08/01/46	50	54,755

			430,070

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	162,566

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds, Series D
2.388%	12/01/23	220	213,024

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds, Series A
3.954%	05/01/36	250	256,340

TOTAL MUNICIPAL BONDS (cost $4,405,249)			4,480,411

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	50	49,951
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	93	92,635
Series 2019-2, Class A1, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.337%(cc)	05/25/49	375	$374,999
Series 2019-2, Class A3, 144A
3.541%(cc)	05/25/49	445	444,998
Deephaven Residential Mortgage Trust,
Series 2018-1A, Class A1, 144A
2.976%(cc)	12/25/57	141	141,018
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.486%(c)	10/25/28	14	14,349
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	21	21,120
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
3.166%(c)	10/25/30	208	207,570
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	184	189,540
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.984%(c)	08/15/46	12	12,182
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.984%(c)	10/15/46	63	62,890
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.934%(c)	10/15/46	37	37,150
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.984%(c)	10/15/46	39	38,604
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
5.336%(c)	04/25/28	117	120,160
Series 2016-HQA1, Class M2, 1 Month LIBOR + 2.750%
5.236%(c)	09/25/28	143	145,097
Series 2016-HQA3, Class M1, 1 Month LIBOR + 0.800%
3.286%(c)	03/25/29	7	7,457
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.936%(c)	07/25/30	364	362,026
Series 2018-SPI2, Class M1, 144A
3.819%(cc)	05/25/48	286	285,609
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	172	170,346
Series 2019-1, Class A42, 144A
4.000%(cc)	02/25/59	335	337,484
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	187	186,757
Series 2018-8, Class DA
3.000%	11/20/47	129	129,039
Series 2018-122, Class FE, 1 Month LIBOR + 0.300%
2.788%(c)	09/20/48	202	200,387
Series 2019-21, Class FL, 1 Month LIBOR + 0.450%
2.938%(c)	02/20/49	229	228,985
Series 2019-23, Class NF, 1 Month LIBOR + 0.450%
2.938%(c)	02/20/49	180	179,432
Homeward Opportunities Fund I Trust,
Series 2018-1, Class A1, 144A
3.766%(cc)	06/25/48	262	264,823
Series 2019-1, Class A1, 144A
3.648%(cc)	01/25/59	745	744,990

A1276

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MetLife Securitization Trust,
Series 2018-1A, Class A, 144A
3.750%(cc)	03/25/57	594	$601,480
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	54	51,854
Sequoia Mortgage Trust,
Series 2018-CH1, Class A11, 144A
3.500%(cc)	02/25/48	264	266,061
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48	489	497,060
Series 2018-CH4, Class A11, 144A
4.000%(cc)	10/25/48	733	743,947
Starwood Mortgage Residential Trust,
Series 2019-IMC1, Class A1, 144A
3.468%(cc)	04/25/49	325	324,895
Verus Securitization Trust,
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58	222	221,970
Series 2019-INV1, Class A1, 144A
3.402%(cc)	12/25/59	350	349,886

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,081,578)			8,106,751

SOVEREIGN BONDS — 0.2%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	206,202
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	414,485
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	350	357,350
4.750%	03/08/44	100	98,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	78,300
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	223,969
2.200%	07/26/22	500	493,125
3.300%	03/15/28	355	368,174
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	197,803
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,610
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24(a)	250	255,260
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	695	732,649
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	585	585,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	$100,692
Unsec’d. Notes
3.500%	07/29/20	325	329,249
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	147,173
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	101,592

TOTAL SOVEREIGN BONDS (cost $4,669,051)			4,714,476

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Bank
1.000%	09/26/19	325	322,741
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	306	304,928
3.000%	01/01/27	27	27,772
3.000%	02/01/30	47	47,840
3.000%	08/01/43	182	181,791
3.500%	03/01/42	5	5,113
3.500%	12/01/42	121	123,259
3.500%	07/01/43	77	78,159
3.500%	01/01/44	178	181,441
3.500%	03/01/45	347	353,400
3.500%	03/01/46	305	311,650
4.000%	09/01/40	3	2,916
4.000%	12/01/40	44	45,219
4.000%	02/01/41	50	51,896
4.000%	04/01/42	7	7,570
4.000%	06/01/42	23	23,534
4.000%	11/01/45	190	196,263
4.500%	05/01/40	19	20,452
4.500%	10/01/41	147	155,368
4.500%	05/01/42	70	74,151
5.000%	07/01/35	32	34,564
5.000%	09/01/39	6	6,920
5.500%	06/01/36	38	41,374
6.000%	08/01/34	24	25,934
6.000%	01/01/38	8	8,825
Federal National Mortgage Assoc.
1.000%	08/28/19	850	844,923
1.250%	08/17/21	630	614,593
1.500%	02/28/20	130	128,920
2.000%	07/01/28	17	16,433
2.500%	05/01/30	44	44,182
2.500%	11/01/31	582	578,970
2.500%	01/01/32	216	214,892
2.500%	05/01/32	180	178,923
2.500%	06/01/32	794	789,239
2.500%	02/01/43	23	22,898
2.500%	08/01/46	358	348,159
2.500%	10/01/46	137	133,302
3.000%	TBA	2,600	2,585,902
3.000%	TBA	1,350	1,362,415
3.000%	TBA	1,150	1,143,764

A1277

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	12/01/27	11	$11,247
3.000%	10/01/28	27	27,678
3.000%	03/01/30	82	82,957
3.000%	08/01/32	20	20,066
3.000%	09/01/32	74	74,498
3.000%	10/01/32	187	189,585
3.000%	04/01/33	137	137,784
3.000%	09/01/33	16	16,666
3.000%	11/01/36	177	178,178
3.000%	11/01/36	157	158,070
3.000%	11/01/36	37	37,533
3.000%	12/01/36	45	45,462
3.000%	10/01/37	647	653,765
3.000%	01/01/43	52	51,947
3.000%	05/01/43	238	238,617
3.000%	05/01/43	35	35,147
3.000%	05/01/43	3	2,814
3.000%	03/01/46	530	529,262
3.000%	09/01/46	55	54,804
3.000%	10/01/46	707	704,669
3.000%	10/01/46	648	646,261
3.000%	10/01/46	449	448,571
3.000%	10/01/46	435	433,940
3.000%	10/01/46	100	99,618
3.000%	11/01/46	1,739	1,734,264
3.000%	11/01/46	858	855,635
3.000%	11/01/46	252	250,781
3.000%	11/01/46	215	214,297
3.000%	11/01/46	170	169,313
3.000%	11/01/46	122	121,426
3.000%	11/01/46	53	52,798
3.000%	11/01/46	35	34,444
3.000%	11/01/46	23	23,410
3.000%	12/01/46	181	180,791
3.000%	12/01/46	173	172,400
3.000%	12/01/46	173	172,304
3.000%	12/01/46	113	112,704
3.000%	12/01/46	30	29,902
3.000%	01/01/47	115	115,213
3.000%	08/01/47	641	640,218
3.000%	11/01/47	1,250	1,246,425
3.000%	11/01/48	1,171	1,166,484
3.500%	TBA	3,015	3,055,866
3.500%	11/01/32	231	236,356
3.500%	03/01/33	306	313,038
3.500%	05/01/33	913	933,638
3.500%	02/01/35	20	20,691
3.500%	01/01/36	176	180,902
3.500%	06/01/38	132	134,330
3.500%	10/01/41	21	21,517
3.500%	07/01/42	64	64,887
3.500%	07/01/42	56	57,531
3.500%	03/01/43	51	51,856
3.500%	06/01/43	32	32,474
3.500%	06/01/43	20	20,693
3.500%	07/01/43	130	133,254
3.500%	09/01/43	70	71,968
3.500%	01/01/44	564	575,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	01/01/44	479	$487,701
3.500%	01/01/44	128	130,442
3.500%	03/01/44	32	32,954
3.500%	07/01/44	126	128,977
3.500%	04/01/45	216	219,317
3.500%	04/01/45	39	40,105
3.500%	04/01/45	1	1,286
3.500%	05/01/45	101	102,755
3.500%	06/01/45	124	126,074
3.500%	07/01/45	214	218,386
3.500%	08/01/45	1,112	1,132,384
3.500%	09/01/45	231	235,415
3.500%	11/01/45	219	222,478
3.500%	11/01/45	50	50,447
3.500%	11/01/45	48	49,244
3.500%	12/01/45	891	906,173
3.500%	12/01/45	467	475,372
3.500%	12/01/45	338	346,427
3.500%	12/01/45	299	303,704
3.500%	01/01/46	395	401,748
3.500%	01/01/46	158	160,914
3.500%	04/01/46	157	159,252
3.500%	06/01/46	409	416,759
3.500%	06/01/46	251	258,293
3.500%	06/01/46	228	232,310
3.500%	08/01/46	428	436,598
3.500%	09/01/46	576	584,377
3.500%	12/01/46	565	573,986
3.500%	01/01/47	1,399	1,421,573
3.500%	01/01/47	603	615,232
3.500%	02/01/47	57	57,401
3.500%	03/01/47	1,052	1,072,411
3.500%	05/01/47	409	414,265
3.500%	08/01/47	372	379,708
3.500%	12/01/47	22	22,271
3.500%	01/01/48	587	597,508
3.500%	04/01/48	611	620,558
3.500%	06/01/48	2,264	2,298,722
4.000%	TBA	2,785	2,864,657
4.000%	11/01/40	356	369,590
4.000%	11/01/40	59	61,559
4.000%	12/01/40	15	15,205
4.000%	02/01/41	95	98,333
4.000%	02/01/41	80	83,073
4.000%	02/01/41	40	41,446
4.000%	02/01/41	32	32,922
4.000%	01/01/42	35	36,340
4.000%	08/01/42	70	72,477
4.000%	01/01/43	27	27,625
4.000%	06/01/45	843	871,408
4.000%	07/01/45	749	775,063
4.000%	09/01/45	337	348,625
4.000%	09/01/45	20	20,583
4.000%	10/01/45	176	182,436
4.000%	11/01/45	18	18,703
4.000%	12/01/45	849	889,550
4.000%	12/01/45	39	40,607
4.000%	01/01/46	542	560,939

A1278

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	01/01/46	170	$176,176
4.000%	02/01/46	467	482,649
4.000%	03/01/46	49	50,465
4.000%	07/01/46	107	111,115
4.000%	08/01/46	657	679,348
4.000%	09/01/46	557	575,506
4.000%	09/01/46	16	16,441
4.000%	12/01/46	17	17,100
4.000%	01/01/47	493	509,730
4.000%	02/01/47	147	152,057
4.000%	05/01/47	1,047	1,087,417
4.000%	08/01/47	651	673,756
4.000%	08/01/47	513	530,050
4.000%	02/01/48	150	154,710
4.000%	06/01/48	504	519,670
4.000%	07/01/48	1,257	1,295,940
4.000%	09/01/48	677	697,970
4.000%	03/01/49	705	728,097
4.500%	TBA	875	911,658
4.500%	08/01/24	6	6,392
4.500%	01/01/27	7	7,231
4.500%	09/01/35	32	34,032
4.500%	12/01/39	7	7,726
4.500%	03/01/40	15	16,191
4.500%	07/01/40	440	464,463
4.500%	08/01/40	82	86,327
4.500%	10/01/40	36	37,708
4.500%	05/01/41	18	18,889
4.500%	01/01/44	141	149,016
4.500%	01/01/44	52	54,550
4.500%	04/01/44	66	69,094
4.500%	02/01/46	244	258,426
4.500%	03/01/46	49	51,436
4.500%	07/01/46	143	150,207
4.500%	09/01/46	396	418,897
4.500%	09/01/46	350	368,697
4.500%	06/01/47	21	22,294
4.500%	07/01/47	90	93,928
4.500%	11/01/47	424	450,546
4.500%	05/01/48	905	963,401
4.500%	05/01/48	840	879,197
4.500%	11/01/48	1,077	1,126,517
5.000%	TBA	620	655,466
5.000%	10/01/33	15	15,822
5.000%	11/01/33	4	4,016
5.000%	11/01/33	4	4,016
5.000%	10/01/34	6	6,102
5.000%	04/01/35	2	2,563
5.000%	07/01/35	14	14,542
5.000%	07/01/35	10	10,555
5.000%	07/01/35	3	3,292
5.000%	10/01/35	18	19,768
5.000%	09/01/40	616	663,971
5.000%	07/01/41	218	234,811
5.000%	02/01/42	38	41,225
5.000%	05/01/42	30	32,348
5.000%	07/01/42	70	75,772
5.000%	05/01/48	149	157,521

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	08/01/48	358	$378,501
5.000%	12/01/48	743	786,288
5.000%	02/01/49	170	180,190
5.500%	TBA	430	459,094
5.500%	04/01/34	8	8,592
5.500%	02/01/35	18	19,997
5.500%	11/01/35	36	39,262
5.500%	01/01/36	7	7,409
5.500%	07/01/36	36	39,511
5.500%	08/01/37	848	932,679
5.500%	08/01/37	44	47,916
5.500%	05/01/44	1,165	1,279,985
6.000%	02/01/34	127	140,532
6.000%	04/01/35	9	9,641
6.000%	04/01/35	8	8,963
6.000%	03/01/37	29	32,384
6.000%	01/01/40	7	7,468
6.000%	07/01/41	450	494,693
6.000%	07/01/41	110	122,078
6.500%	11/01/36	13	14,351
Government National Mortgage Assoc.
2.500%	01/20/43	12	11,477
3.000%	08/20/43	36	36,070
3.000%	04/20/46	77	77,465
3.000%	08/20/46	1,076	1,082,324
3.000%	09/20/46	1,550	1,560,701
3.000%	10/20/46	610	613,477
3.000%	11/20/46	618	622,032
3.000%	12/20/46	1,807	1,818,486
3.500%	01/15/42	12	12,674
3.500%	03/20/42	32	32,683
3.500%	05/20/42	12	11,877
3.500%	06/20/42	15	15,541
3.500%	07/20/42	347	355,271
3.500%	08/20/42	26	26,577
3.500%	09/20/42	68	69,882
3.500%	12/20/42	12	12,568
3.500%	01/20/43	87	89,210
3.500%	02/20/43	29	29,773
3.500%	03/20/43	36	36,834
3.500%	05/20/43	24	25,113
3.500%	06/20/43	304	311,222
3.500%	07/20/43	513	525,797
3.500%	09/20/43	121	124,522
3.500%	10/15/43	59	60,635
3.500%	02/20/45	15	15,375
3.500%	10/20/45	17	17,321
3.500%	02/20/46	66	67,518
3.500%	02/20/46	50	50,838
3.500%	03/20/46	252	257,427
3.500%	06/20/46	167	171,031
3.500%	02/20/48	1,523	1,553,263
3.500%	02/20/48	225	229,164
3.500%	02/20/49	973	993,871
4.000%	02/15/41	7	7,441
4.000%	03/15/41	8	7,838
4.000%	10/20/41	57	58,920
4.000%	04/20/42	39	40,573

A1279

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	01/20/44	146	$152,285
4.000%	02/20/44	47	49,041
4.000%	01/20/46	93	96,790
4.000%	05/20/46	116	120,129
4.000%	05/20/47	1,735	1,791,732
4.000%	07/20/47	349	360,250
4.000%	08/20/47	549	567,101
4.000%	11/20/48	592	610,979
4.000%	12/20/48	36	36,914
4.500%	05/20/40	28	29,937
4.500%	01/20/41	41	42,682
4.500%	07/20/45	569	595,419
4.500%	09/15/45	36	38,382
4.500%	12/20/45	250	263,082
4.500%	01/20/46	45	47,245
4.500%	07/20/47	455	472,976
4.500%	08/20/47	809	840,610
4.500%	09/20/47	232	241,239
4.500%	09/20/48	427	449,078
4.500%	12/20/48	89	93,257
4.500%	01/20/49	199	207,183
5.000%	05/20/33	12	12,839
5.000%	12/20/34	9	10,071
5.000%	04/15/39	8	8,505
5.000%	09/15/39	4	4,062
5.000%	12/15/39	15	15,647
5.000%	01/15/40	14	14,371
5.000%	02/15/40	6	6,682
5.000%	05/20/40	19	20,115
5.000%	06/15/40	13	13,435
5.000%	06/20/40	17	18,324
5.000%	08/20/40	5	5,839
5.000%	11/20/42	32	34,371
5.000%	07/20/47	211	222,382
5.000%	08/20/47	64	67,744
5.000%	09/20/47	478	502,821
5.000%	10/20/47	288	306,001
5.000%	11/20/47	153	161,489
5.000%	12/20/47	461	485,254
5.000%	02/20/48	213	223,652
5.000%	05/20/48	70	75,218
5.000%	06/20/48	82	87,322
5.000%	07/20/48	30	31,804
5.000%	12/20/48	2,676	2,806,771
5.500%	08/20/38	14	14,661
5.500%	05/20/48	524	553,317
5.500%	12/20/48	118	125,030
5.500%	01/20/49	84	88,554
5.500%	03/20/49	209	221,025

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $98,728,975)			99,394,031

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
2.250%	08/15/46	965	860,509
2.500%	02/15/45	325	306,643
2.500%	02/15/46	295	277,450

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
2.500%	05/15/46	345	$324,260
2.750%	11/15/42	135	134,330
2.750%	08/15/47	2,085	2,055,272
2.875%	08/15/45	195	197,597
2.875%	11/15/46	400	404,969
3.000%	11/15/44	60	62,217
3.000%	11/15/45	225	233,508
3.000%	05/15/47	755	782,428
3.000%	08/15/48	8,230	8,519,336
3.125%	11/15/41	2,065	2,196,563
3.125%	02/15/43	940	995,996
3.375%	05/15/44	690	762,693
3.500%	02/15/39	2,785	3,155,644
4.250%	05/15/39	400	500,094
4.500%	05/15/38(k)	6,860	8,821,263
5.375%	02/15/31	30	38,991
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	39	38,448
0.125%	01/15/22	111	110,299
0.125%	04/15/22	199	196,633
0.125%	07/15/22	162	161,097
0.125%	01/15/23	114	113,172
0.125%	07/15/24	104	102,555
0.125%	07/15/26	163	159,155
0.250%	01/15/25	377	373,097
0.375%	07/15/25	75	75,280
0.375%	01/15/27	109	108,395
0.375%	07/15/27	26	25,523
0.500%	01/15/28	39	38,669
0.625%	01/15/24	7	7,513
0.625%	01/15/26	111	112,454
0.625%	02/15/43	175	164,629
0.750%	07/15/28	100	102,461
0.750%	02/15/42	19	18,747
0.750%	02/15/45	55	52,346
0.875%	02/15/47	69	68,658
1.000%	02/15/46	71	71,832
1.000%	02/15/49	16	16,405
1.125%	01/15/21	109	110,679
1.250%	07/15/20	153	155,266
1.375%	01/15/20	7	7,040
1.375%	02/15/44	14	15,502
1.750%	01/15/28	8	8,488
2.000%	01/15/26	23	25,174
2.125%	02/15/40	29	35,858
2.125%	02/15/41	33	41,776
2.500%	01/15/29	240	284,690
3.875%	04/15/29	27	35,380
U.S. Treasury Notes
1.375%	04/30/20	45	44,506
2.000%	11/30/22	70	69,426
2.375%	02/29/24	73	73,476
2.500%	02/28/21	460	461,779
2.500%	01/31/24(a)	1,300	1,315,133
2.500%	02/28/26	62	62,705
2.625%	07/31/20	13,430	13,473,018
2.625%	02/28/23	3,560	3,611,592
2.750%	08/31/23	28,125	28,727,051
2.750%	02/15/28	1,165	1,198,221
2.875%	09/30/23	8	8,215

A1280

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
2.875%	08/15/28		9,590	$9,963,860
3.125%	11/15/28		44	46,142

TOTAL U.S. TREASURY OBLIGATIONS (cost $90,575,370)				92,522,108

TOTAL LONG-TERM INVESTMENTS (cost $1,920,070,793)				2,041,255,564

			Shares

SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS — 14.7%
PGIM Core Ultra Short Bond Fund(w)			219,178,658	219,178,658
PGIM Institutional Money Market Fund (cost $113,642,387; includes $113,386,356 of cash collateral for securities on loan)(b)(w)			113,610,470	113,633,192

TOTAL AFFILIATED MUTUAL FUNDS (cost $332,821,045)				332,811,850

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
2.381%	04/18/19		37	36,959
2.405%	06/13/19	(k)	14	13,933
2.405%	06/13/19	(k)	540	537,412
2.410%	06/13/19	(k)	300	298,562
2.423%	06/13/19	(k)	400	398,083
2.428%	04/18/19		85	84,905
2.428%	06/13/19	(k)	336	334,390
2.442%	06/13/19	(k)	369	367,231
2.490%	06/13/19	(k)	7,350	7,314,770

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,384,659)				9,386,245

TOTAL SHORT-TERM INVESTMENTS (cost $342,205,704)				342,198,095

Value

TOTAL INVESTMENTS — 105.2% (cost $2,262,276,497)	$2,383,453,659

Liabilities in excess of other assets(z) — (5.2)%	(117,356,702)

NET ASSETS — 100.0%	$2,266,096,957

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $110,478,145; cash collateral of $113,386,356 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
97	2 Year U.S. Treasury Notes	Jun. 2019	$20,670,094	$55,298
118	5 Year U.S. Treasury Notes	Jun. 2019	13,667,719	119,214
32	10 Year U.S. Treasury Notes	Jun. 2019	3,975,000	49,305
1	10 Year U.S. Ultra Treasury Notes	Jun. 2019	132,781	141
20	20 Year U.S. Treasury Bonds	Jun. 2019	2,993,125	81,203
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	2,856,000	105,748
549	Mini MSCI EAFE Index	Jun. 2019	51,232,680	956,971
171	Mini MSCI Emerging Markets Index	Jun. 2019	9,040,770	116,996
240	Russell 2000 E-Mini Index	Jun. 2019	18,525,600	(49,396)
712	S&P 500 E-Mini Index	Jun. 2019	101,025,680	2,298,861

A1281

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
60	S&P Mid Cap 400 E-Mini Index	Jun. 2019	$11,406,000	$ 99,589

				3,833,930
Short Positions:
4	10 Year U.S. Treasury Notes	Jun. 2019	496,875	(329)
2	20 Year U.S. Treasury Bonds	Jun. 2019	299,313	(1,406)

				(1,735)

				$3,832,195

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Japanese Yen, Expiring 04/15/19	Goldman Sachs International	JPY	122,856	$ 1,105,766	$ 1,110,210	$ —	$ (4,444)

Credit Default Swap Agreement outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.S32.V1	06/20/24	1.000%(Q)	19,800	0.630%	$ 317,381	$ 358,189	$ 40,808

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1282

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co.	$ —	$ 83,583
JPMorgan Securities LLC	—	625,985
Morgan Stanley & Co. International	—	8,635,410

Total	$ —	$9,344,978

A1283

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Aerospace & Defense — 6.8%
Boeing Co. (The)	380,188	$145,011,308
Northrop Grumman Corp.	96,391	25,987,014
Spirit AeroSystems Holdings, Inc. (Class A Stock)	202,618	18,545,626

		189,543,948

Auto Components — 1.3%
Aptiv PLC(a)	463,338	36,830,738

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	108,963	14,729,618
Regeneron Pharmaceuticals, Inc.*	30,754	12,628,207
Vertex Pharmaceuticals, Inc.*	243,797	44,846,458

		72,204,283

Capital Markets — 3.7%
Charles Schwab Corp. (The)	1,001,167	42,809,901
Intercontinental Exchange, Inc.	302,903	23,063,034
Morgan Stanley	436,670	18,427,474
TD Ameritrade Holding Corp.	366,082	18,300,439

		102,600,848

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	260,382	23,067,241

Entertainment — 1.7%
Electronic Arts, Inc.*	120,395	12,235,744
Netflix, Inc.*	99,210	35,374,318

		47,610,062

Health Care Equipment & Supplies — 6.7%
Becton, Dickinson & Co.	217,091	54,214,135
Intuitive Surgical, Inc.*	116,120	66,255,750
Stryker Corp.	331,950	65,566,764

		186,036,649

Health Care Providers & Services — 9.4%
Anthem, Inc.	125,597	36,043,827
Centene Corp.*	257,566	13,676,755
Cigna Corp.	373,003	59,986,342
HCA Healthcare, Inc.	319,802	41,695,785
Humana, Inc.	73,671	19,596,486
UnitedHealth Group, Inc.	299,817	74,132,751
WellCare Health Plans, Inc.*	60,101	16,212,245

		261,344,191

Hotels, Restaurants & Leisure — 2.8%
Hilton Worldwide Holdings, Inc.	303,806	25,249,317
Las Vegas Sands Corp.	263,200	16,044,672
McDonald’s Corp.	85,186	16,176,821
Restaurant Brands International, Inc. (Canada)	287,711	18,732,863

		76,203,673

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	89,617	14,241,934

Interactive Media & Services — 15.1%
Alphabet, Inc. (Class A Stock)*	110,781	130,377,051
Alphabet, Inc. (Class C Stock)*	54,505	63,951,262
Facebook, Inc. (Class A Stock)*	834,133	139,041,630

	Shares	Value

COMMON STOCKS (Continued)
Interactive Media & Services (cont’d.)
IAC/InterActiveCorp*	99,186	$20,839,970
Tencent Holdings Ltd. (China), ADR(a)	1,443,068	66,352,267

		420,562,180

Internet & Direct Marketing Retail — 11.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	297,462	54,271,942
Amazon.com, Inc.*	129,635	230,847,526
Booking Holdings, Inc.*	18,913	33,001,483

		318,120,951

IT Services — 7.9%
Fidelity National Information Services, Inc.	78,898	8,923,364
Global Payments, Inc.	258,199	35,249,327
PayPal Holdings, Inc.*	384,554	39,932,087
Visa, Inc. (Class A Stock)(a)	867,736	135,531,686

		219,636,464

Machinery — 0.9%
Fortive Corp.	148,420	12,450,954
PACCAR, Inc.	197,600	13,464,464

		25,915,418

Multiline Retail — 1.2%
Dollar General Corp.	284,799	33,976,521

Multi-Utilities — 0.7%
Sempra Energy(a)	149,311	18,792,282

Pharmaceuticals — 1.0%
Eli Lilly & Co.(a)	221,741	28,773,112

Road & Rail — 0.4%
J.B. Hunt Transport Services, Inc.	114,100	11,557,189

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV (Netherlands)(a)	106,654	20,056,285
Maxim Integrated Products, Inc.	260,900	13,872,053

		33,928,338

Software — 16.4%
Intuit, Inc.	217,118	56,756,816
Microsoft Corp.	1,525,611	179,930,561
Red Hat, Inc.*	303,383	55,428,074
salesforce.com, Inc.*	235,711	37,329,551
ServiceNow, Inc.*	98,598	24,303,421
Splunk, Inc.*	225,803	28,135,054
VMware, Inc. (Class A Stock)	282,538	51,000,934
Workday, Inc. (Class A Stock)*	128,446	24,770,811

		457,655,222

Specialty Retail — 1.1%
Ross Stores, Inc.	318,937	29,693,035

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	237,799	45,169,920

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. (Class B Stock)	306,007	25,768,849

Tobacco — 1.0%
Philip Morris International, Inc.	318,996	28,196,056

A1284

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Water Utilities — 0.5%
American Water Works Co., Inc.(a)	124,755	$13,006,956

TOTAL LONG-TERM INVESTMENTS (cost $1,873,283,812)		2,720,436,060

SHORT-TERM INVESTMENTS — 13.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	65,196,294	65,196,294
PGIM Institutional Money Market Fund (cost $314,932,955; includes $314,336,350 of cash collateral for securities on loan)(b)(w)	314,843,531	314,906,500

TOTAL SHORT-TERM INVESTMENTS (cost $380,129,249)		380,102,794

Value

TOTAL INVESTMENTS — 111.3%
(cost $2,253,413,061)	$3,100,538,854
Liabilities in excess of other assets — (11.3)%	(313,787,849)

NET ASSETS — 100.0%	$2,786,751,005

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $312,201,794; cash collateral of $314,336,350 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1285

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS — 95.0%
Aerospace & Defense — 2.9%
Boeing Co. (The)	60,761	$23,175,461
Raytheon Co.	55,431	10,092,876
United Technologies Corp.	52,248	6,734,245

		40,002,582

Air Freight & Logistics — 1.2%
United Parcel Service, Inc. (Class B Stock)	143,093	15,989,212

Airlines — 1.3%
Southwest Airlines Co.	341,748	17,740,139

Auto Components — 0.7%
Magna International, Inc. (Canada)	209,408	10,196,076

Banks — 10.6%
Citigroup, Inc.	191,585	11,920,419
Fifth Third Bancorp	788,974	19,897,924
JPMorgan Chase & Co.	438,006	44,339,347
Signature Bank	52,523	6,726,621
U.S. Bancorp	370,253	17,842,492
Wells Fargo & Co.	906,216	43,788,357

		144,515,160

Beverages — 1.1%
PepsiCo, Inc.	120,011	14,707,348

Biotechnology — 0.9%
Gilead Sciences, Inc.	179,931	11,697,314

Building Products — 2.5%
Fortune Brands Home & Security, Inc.	289,448	13,780,619
Johnson Controls International PLC	549,497	20,298,419

		34,079,038

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	316,749	15,973,652
Franklin Resources, Inc.(a)	341,478	11,316,581
Morgan Stanley	592,340	24,996,748

		52,286,981

Chemicals — 2.1%
CF Industries Holdings, Inc.	231,598	9,467,726
DowDuPont, Inc.	355,925	18,974,362

		28,442,088

Commercial Services & Supplies — 0.6%
Stericycle, Inc.*	158,185	8,608,428

Communications Equipment — 2.6%
Cisco Systems, Inc.	643,295	34,731,497

Containers & Packaging — 1.4%
International Paper Co.	398,512	18,439,150

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	273,216	5,502,570

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	222,497	6,977,506
Verizon Communications, Inc.	498,828	29,495,700

		36,473,206

Electric Utilities — 4.5%
Duke Energy Corp.	121,826	10,964,340
Evergy, Inc.	271,392	15,754,306
NextEra Energy, Inc.	5,000	966,600

	Shares	Value

COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
PG&E Corp.*	307,854	$5,479,801
Southern Co. (The)	549,175	28,381,364

		61,546,411

Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.(a)	120,827	9,756,780

Entertainment — 0.1%
Walt Disney Co. (The)	16,832	1,868,857

Equity Real Estate Investment Trusts (REITs) — 1.7%
SL Green Realty Corp.	98,874	8,890,750

Weyerhaeuser Co.	519,172	13,674,990

		22,565,740

Food & Staples Retailing — 1.2%
Walmart, Inc.	170,775	16,655,686

Food Products — 3.9%
Bunge Ltd.	221,796	11,770,714
Conagra Brands, Inc.	298,700	8,285,938
Tyson Foods, Inc. (Class A Stock)	475,865	33,039,307

		53,095,959

Health Care Equipment & Supplies — 4.4%
Becton, Dickinson & Co.	37,797	9,439,045
Hologic, Inc.*	259,015	12,536,326
Medtronic PLC	313,915	28,591,378
Zimmer Biomet Holdings, Inc.	69,169	8,832,881

		59,399,630

Health Care Providers & Services — 1.3%
CVS Health Corp.	330,505	17,824,135

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	177,750	9,015,480
Las Vegas Sands Corp.	148,644	9,061,338

		18,076,818

Household Products — 1.6%
Kimberly-Clark Corp.	178,273	22,088,025

Industrial Conglomerates — 1.2%
General Electric Co.	1,639,630	16,379,904

Insurance — 6.9%
American International Group, Inc.	476,816	20,531,698
Chubb Ltd.	188,116	26,351,289
Loews Corp.	295,709	14,173,332
Marsh & McLennan Cos., Inc.	191,469	17,978,939
MetLife, Inc.	361,725	15,398,633

		94,433,891

Leisure Products — 0.2%
Mattel, Inc.*(a)	236,176	3,070,288

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	28,425	7,780,491

Machinery — 0.9%
Illinois Tool Works, Inc.(a)	85,915	12,331,380

Media — 2.3%
Comcast Corp. (Class A Stock)	412,780	16,502,944
Fox Corp. (Class B Stock)*	217,099	7,789,497

A1286

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)
News Corp. (Class A Stock)	547,764	$6,814,184

		31,106,625

Multiline Retail — 0.4%
Kohl’s Corp.(a)	78,623	5,406,904

Multi-Utilities — 0.2%
Sempra Energy(a)	20,774	2,614,616

Oil, Gas & Consumable Fuels — 10.3%
EQT Corp.	229,237	4,754,375
Equitrans Midstream Corp.	206,605	4,499,857
Exxon Mobil Corp.(a)	363,472	29,368,538
Hess Corp.	189,002	11,383,590
Occidental Petroleum Corp.	282,869	18,725,928
Pioneer Natural Resources Co.	83,220	12,672,742
TOTAL SA, ADR (France)	624,350	34,745,078
TransCanada Corp. (Canada)(a)	524,545	23,573,052

		139,723,160

Pharmaceuticals — 7.3%
Johnson & Johnson	190,484	26,627,758
Merck & Co., Inc.	342,653	28,498,450
Perrigo Co. PLC(a)	188,292	9,068,143
Pfizer, Inc.	834,802	35,454,041

		99,648,392

Professional Services — 0.6%
Nielsen Holdings PLC	350,432	8,294,725

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	307,241	12,185,178
QUALCOMM, Inc.	367,396	20,952,594
Texas Instruments, Inc.	145,277	15,409,531

		48,547,303

Software — 3.5%
Microsoft Corp.	400,138	47,192,276

Tobacco — 1.5%
Philip Morris International, Inc.	234,583	20,734,791

TOTAL COMMON STOCKS
(cost $1,265,010,410)		1,293,553,576

PREFERRED STOCKS — 2.0%
Electric Utilities — 1.0%
NextEra Energy, Inc., CVT, 6.123%(a)	214,706	13,281,713

Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., CVT, 6.125%	51,204	3,164,919

	Shares	Value

PREFERRED STOCKS (Continued)
Multi-Utilities — 0.8%
Sempra Energy, CVT, 6.000%	85,438	$9,030,797
Sempra Energy, CVT, 6.750%	20,716	2,199,211

		11,230,008

TOTAL PREFERRED STOCKS
(cost $24,643,686)		27,676,640

TOTAL LONG-TERM INVESTMENTS
(cost $1,289,654,096)		1,321,230,216

SHORT-TERM INVESTMENTS — 9.4%

AFFILIATED MUTUAL FUND — 6.3%
PGIM Institutional Money Market Fund (cost $85,440,990; includes $85,211,666 of cash collateral for securities on loan)(b)(w)	85,417,637	85,434,721

UNAFFILIATED FUND — 3.1%
JPMorgan U.S. Government Money Market Fund (cost $43,143,406)	43,143,406	43,143,406

TOTAL SHORT-TERM INVESTMENTS
(cost $128,584,396)		128,578,127

TOTAL INVESTMENTS — 106.4%
(cost $1,418,238,492)		1,449,808,343
Liabilities in excess of other assets — (6.4)%		(87,292,412)

NET ASSETS — 100.0%		$1,362,515,931

See the Glossary for a list of abbreviation(s) used in the quarterly schedule of portfolio holdings.

* Non-income producing security.

(a)    All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,841,185; cash collateral of $85,211,666 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b) Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w) PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A1287

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS — 95.9%

Agricultural & Farm Machinery — 1.0%
AGCO Corp.	21,839	$1,518,902
Toro Co. (The)	39,532	2,721,383

		4,240,285

Aluminum — 0.4%
Alumina Ltd. (Australia)	1,003,728	1,728,304

Biotechnology — 0.1%
Calyxt, Inc.*(a)	15,592	274,263

Commodity Chemicals — 0.2%
Orion Engineered Carbons SA (Luxembourg)	45,041	855,329

Construction & Engineering — 1.4%
Fluor Corp.	20,049	737,803
Jacobs Engineering Group, Inc.	33,082	2,487,436
KBR, Inc.	59,590	1,137,573
Valmont Industries, Inc.	9,388	1,221,379

		5,584,191

Construction Machinery & Heavy Trucks — 0.1%
Epiroc AB (Sweden) (Class B Stock)*	45,694	437,573

Copper — 1.2%
Antofagasta PLC (Chile)	93,667	1,180,737
Aurubis AG (Germany)	21,838	1,173,702
Southern Copper Corp. (Peru)(a)	62,650	2,485,952

		4,840,391

Diversified Chemicals — 2.3%
BASF SE (Germany)	24,881	1,834,164
DowDuPont, Inc.(a)	114,793	6,119,615
Incitec Pivot Ltd. (Australia)	720,417	1,594,329

		9,548,108

Diversified Metals & Mining — 4.1%
BHP Group Ltd. (Australia)	139,314	3,808,400
Boliden AB (Sweden)	190,724	5,438,925
Independence Group NL (Australia)	669,750	2,312,574
Rio Tinto PLC (Australia)	35,257	2,054,418
Sumitomo Metal Mining Co. Ltd. (Japan)	45,300	1,337,367
Teck Resources Ltd. (Canada) (Class B Stock)	77,831	1,804,123

		16,755,807

Electric Utilities — 4.4%
Alliant Energy Corp.	44,010	2,074,191
American Electric Power Co., Inc.	45,595	3,818,581
Entergy Corp.	23,548	2,251,895
Evergy, Inc.	37,346	2,167,935
Eversource Energy	35,186	2,496,447
NextEra Energy, Inc.	9,172	1,773,131
Xcel Energy, Inc.	63,435	3,565,681

		18,147,861

Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	20,458	1,606,775
SGL Carbon SE (Germany)*(a)	77,795	690,795

		2,297,570

	Shares	Value

COMMON STOCKS (Continued)

Fertilizers & Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	68,396	$2,796,028
Yara International ASA (Norway)	51,738	2,121,983

		4,918,011

Forest Products — 1.1%
Interfor Corp. (Canada)*	94,346	1,107,004
West Fraser Timber Co. Ltd. (Canada)	67,091	3,263,303

		4,370,307

Gas Utilities — 1.9%
Atmos Energy Corp.	75,267	7,747,232

Gold — 3.9%
Barrick Gold Corp. (Canada)	155,932	2,137,669
Evolution Mining Ltd. (Australia)	459,778	1,194,670
Franco-Nevada Corp. (Canada)	18,790	1,408,740
Kirkland Lake Gold Ltd. (Canada)	106,916	3,251,443
Northern Star Resources Ltd. (Australia)	464,053	2,941,462
Osisko Gold Royalties Ltd. (Canada)	118,700	1,333,249
Saracen Mineral Holdings Ltd. (Australia)*	1,206,703	2,491,882
SEMAFO, Inc. (Canada)*	410,294	1,139,066

		15,898,181

Heavy Electrical Equipment — 0.0%
Bloom Energy Corp. (Class A Stock)*(a)	16,829	217,431

Industrial Gases — 5.3%
Air Liquide SA (France)	19,467	2,478,116
Air Products & Chemicals, Inc.	65,060	12,423,858
Linde PLC (United Kingdom)	37,811	6,652,089

		21,554,063

Industrial Machinery — 2.7%
Flowserve Corp.	27,704	1,250,559
Pentair PLC	47,679	2,122,192
Sandvik AB (Sweden)	119,706	1,950,301
Wartsila OYJ Abp (Finland)	182,788	2,952,930
Weir Group PLC (The) (United Kingdom)	30,178	612,940
Xylem, Inc.	30,372	2,400,603

		11,289,525

Integrated Oil & Gas — 16.1%
BP PLC (United Kingdom)	1,455,246	10,596,254
Chevron Corp.	55,161	6,794,732
Equinor ASA (Norway)	108,012	2,368,330
Exxon Mobil Corp.	89,480	7,229,984
Galp Energia SGPS SA (Portugal)	304,120	4,878,992
Occidental Petroleum Corp.	179,504	11,883,165
Suncor Energy, Inc. (Canada)	87,232	2,828,934
TOTAL SA (France)	346,320	19,259,222

		65,839,613

Metal & Glass Containers — 2.5%
Ball Corp.	143,007	8,274,385
Vidrala SA (Spain)	20,530	1,795,544

		10,069,929

Multi-Utilities — 2.3%
CMS Energy Corp.	23,401	1,299,692
NiSource, Inc.(a)	174,810	5,010,055

A1288

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy(a)	24,900	$3,133,914

		9,443,661

Oil & Gas Equipment & Services — 4.6%
Aker Solutions ASA (Norway)(original cost
$1,344,016; purchased 4/23/18 - 10/08/18)*(f)	204,140	1,032,663
Baker Hughes a GE Co.	90,301	2,503,144
Dril-Quip, Inc.*(a)	35,874	1,644,823
Halliburton Co.(a)	87,779	2,571,925
Hunting PLC (United Kingdom)	89,501	694,628
Schlumberger Ltd.	169,958	7,405,070
Tenaris SA (Luxembourg)	203,802	2,874,846

		18,727,099

Oil & Gas Exploration & Production — 17.4%
Cabot Oil & Gas Corp.(a)	141,304	3,688,034
Cairn Energy PLC (United Kingdom)*	761,758	1,609,714
Centennial Resource Development, Inc. (Class A Stock)*(a)	263,707	2,317,985
Concho Resources, Inc.	100,993	11,206,183
ConocoPhillips	47,141	3,146,190
Continental Resources, Inc.*	88,336	3,954,803
Devon Energy Corp.	103,098	3,253,773
Diamondback Energy, Inc.(a)	70,239	7,131,366
Encana Corp. (Canada)	309,134	2,238,130
EOG Resources, Inc.	115,389	10,982,725
Jagged Peak Energy, Inc.*(a)	170,338	1,783,439
Kelt Exploration Ltd. (Canada)*	178,379	735,487
Kosmos Energy Ltd. (Ghana)(a)	421,122	2,623,590
Lundin Petroleum AB (Sweden)	96,248	3,267,355
Magnolia Oil & Gas Corp.*(a)	162,872	1,954,464
Pioneer Natural Resources Co.	49,339	7,513,343
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	252,347	1,822,239
WPX Energy, Inc.*	155,492	2,038,500

		71,267,320

Oil & Gas Refining & Marketing — 2.8%
Marathon Petroleum Corp.	66,114	3,956,923
Phillips 66	28,594	2,721,291
Valero Energy Corp.	58,529	4,965,015

		11,643,229

Oil & Gas Storage & Transportation — 4.3%
Enbridge, Inc. (Canada)	89,388	3,241,209
Koninklijke Vopak NV (Netherlands)	55,683	2,667,069
Plains GP Holdings LP (Class A Stock)*	67,824	1,690,174
TransCanada Corp. (Canada)(a)	226,994	10,201,110

		17,799,562

Packaged Foods & Meats — 1.5%
Cal-Maine Foods, Inc.(a)	26,289	1,173,278
Pilgrim’s Pride Corp.*	59,300	1,321,797
Sanderson Farms, Inc.(a)	28,837	3,801,870

		6,296,945

Paper Packaging — 1.5%
Avery Dennison Corp.	23,710	2,679,230
International Paper Co.	35,084	1,623,337

	Shares	Value

COMMON STOCKS (Continued)
Paper Packaging (cont’d.)
Orora Ltd. (Australia)	830,693	$1,764,992

		6,067,559

Paper Products — 0.4%
Mondi PLC (United Kingdom)	77,155	1,708,652

Research & Consulting Services — 0.4%
ALS Ltd. (Australia)	299,351	1,616,477

Semiconductor Equipment — 0.3%
Versum Materials, Inc.	24,700	1,242,657

Specialty Chemicals — 9.9%
Akzo Nobel NV (Netherlands)	38,364	3,405,330
Croda International PLC (United Kingdom)	77,925	5,122,968
Koninklijke DSM NV (Netherlands)	39,479	4,311,975
PPG Industries, Inc.	55,739	6,291,261
Quaker Chemical Corp.	13,612	2,726,892
RPM International, Inc.	97,594	5,664,356
Sherwin-Williams Co. (The)	12,944	5,575,110
Symrise AG (Germany)	32,904	2,975,915
Umicore SA (Belgium)	42,573	1,895,974
Victrex PLC (United Kingdom)	57,024	1,603,930
Wacker Chemie AG (Germany)	10,061	869,363

		40,443,074

TOTAL COMMON STOCKS (cost $383,083,979)		392,870,209

PREFERRED STOCKS — 2.2%
Electric Utilities — 1.1%
American Electric Power Co., Inc., CVT, (PRFC), 6.125%*	24,264	1,248,383
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	54,413	3,365,988

		4,614,371

Multi-Utilities — 0.7%
DTE Energy Co., CVT, (PRFC), 6.500%	29,471	1,631,220
Sempra Energy, CVT, (PRFC), 6.000%	12,421	1,312,900

		2,944,120

Specialty Chemicals — 0.4%
International Flavors & Fragrances, Inc., CVT, (PRFC), 6.000%	27,224	1,359,567

TOTAL PREFERRED STOCKS (cost $8,032,930)		8,918,058

TOTAL LONG-TERM INVESTMENTS (cost $391,116,909)		401,788,267

SHORT-TERM INVESTMENTS — 11.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,434,936	7,434,936
PGIM Institutional Money Market Fund (cost $39,118,781; includes $39,021,314 of cash collateral for securities on loan)(b)(w)	39,107,098	39,114,919

TOTAL SHORT-TERM INVESTMENTS (cost $46,553,717)		46,549,855

A1289

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value

TOTAL INVESTMENTS — 109.5% (cost $437,670,626)	$448,338,122
Liabilities in excess of other assets — (9.5)%	(38,898,691)

NET ASSETS — 100.0%	$409,439,431

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,046,321; cash collateral of $39,021,314 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,344,016. The aggregate value of $1,032,663 is 0.3% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1290

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 50.0%

SOVEREIGN BONDS — 41.7%
Argentina — 2.2%
Argentina Bonar Bonds,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
45.563%(c)	04/03/22	ARS	5,730	$129,490
Argentina POM Politica Monetaria,
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
67.546%(c)	06/21/20	ARS	1,350	34,316
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	2,728,629
16.000%	10/17/23	ARS	97,317	1,652,252
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	1,467,178
Bonos de la Nacion Argentina con Ajuste por CER,
Bonds
4.000%	03/06/20	ARS	510	17,289
Bonos de la Nacion Argentina en Moneda Dua,
Unsec’d. Notes
4.500%	02/13/20		1,077	1,026,381

				7,055,535

Brazil — 11.8%
Brazil Notas do Tesouro Nacional,
Series F, Notes
10.000%	01/01/21	BRL	3,930	1,047,337
10.000%	01/01/23	BRL	47,763	12,875,750
10.000%	01/01/25	BRL	37,849	10,244,328
10.000%	01/01/27	BRL	52,083	14,087,009

				38,254,424

Colombia — 1.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,159
7.750%	04/14/21	COP	245,000	80,354
9.850%	06/28/27	COP	59,000	22,861
Colombian TES,
Bonds
6.000%	04/28/28	COP	2,968,800	905,371
7.000%	09/11/19	COP	412,000	130,689
7.000%	05/04/22	COP	1,048,000	344,531
7.500%	08/26/26	COP	4,120,500	1,393,971
10.000%	07/24/24	COP	4,494,000	1,678,669
11.000%	07/24/20	COP	903,000	305,790

				4,873,395

Ghana — 1.6%
Ghana Treasury Notes,
Notes
17.180%	01/06/20	GHC	50	9,485
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHC	220	40,476
16.500%	02/06/23	GHC	2,220	391,813
17.600%	11/28/22	GHC	100	18,037
18.250%	09/21/20	GHC	100	18,943

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Ghana (cont’d.)
18.250%	07/25/22	GHC	23,550	$4,359,235
18.500%	06/01/20	GHC	60	11,408
19.750%	03/15/32	GHC	265	46,971
21.500%	03/09/20	GHC	80	15,605
24.750%	03/01/21	GHC	100	20,834
24.750%	07/19/21	GHC	130	27,163
Unsec’d. Notes
16.250%	05/17/21	GHC	820	149,812

				5,109,782

Indonesia — 8.0%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,113,125
7.000%	05/15/22	IDR	121,498,000	8,531,822
8.375%	03/15/24	IDR	66,672,000	4,902,733
8.375%	09/15/26	IDR	83,164,000	6,113,196
9.000%	03/15/29	IDR	17,887,000	1,363,390
10.250%	07/15/22	IDR	14,584,000	1,122,466
12.800%	06/15/21	IDR	8,277,000	650,762
12.900%	06/15/22	IDR	909,000	74,040

				25,871,534

Mexico — 11.1%
Mexican Bonos,
Bonds
6.500%	06/10/21	MXN	112,510	5,643,976
6.500%	06/09/22	MXN	14,900	739,248
8.000%	06/11/20	MXN	98,130	5,069,479
10.000%	12/05/24	MXN	19,580	1,107,370
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	328,930	16,588,636
7.250%	12/09/21	MXN	65,860	3,345,787
8.000%	12/07/23	MXN	22,530	1,168,469
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	53,927	2,501,025

				36,163,990

Philippines — 4.2%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	13,523,559

South Korea — 0.3%
Korea Treasury Bond,
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW	950,000	833,872
1.750%	06/10/20	KRW	324,000	285,325

				1,119,197

Thailand — 0.3%
Thailand Government Bond,
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	34,378	1,087,937

A1291

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Ukraine — 0.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40	3,555	$2,266,313

TOTAL SOVEREIGN BONDS (cost $156,438,917)			135,325,666

FOREIGN BONDS — 8.3%
South Korea — 4.2%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.850%	10/02/19	KRW3,110,000	2,740,740
1.870%	11/09/19	KRW1,940,000	1,709,846
2.050%	10/05/20	KRW1,330,000	1,176,630
2.060%	12/02/19	KRW7,988,000	7,049,426
2.140%	06/02/20	KRW 633,000	559,942
2.160%	02/02/20	KRW 325,000	287,190

			13,523,774

Thailand — 4.1%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.490%	08/28/19	THB 3,590	112,997
1.770%	03/27/20	THB 57,203	1,801,695
1.950%	11/26/20	THB 365,301	11,532,116

			13,446,808

TOTAL FOREIGN BONDS (cost $27,439,706)			26,970,582

TOTAL LONG-TERM INVESTMENTS (cost $183,878,623)			162,296,248

		Shares

SHORT-TERM INVESTMENTS — 42.3%

AFFILIATED MUTUAL FUND — 0.0%
PGIM Institutional Money Market Fund
(cost $1,549)(w)		1,549	1,549

		Principal Amount (000)#
FOREIGN TREASURY BILLS(n) — 12.9%
Argentina — 1.9%
Argentina Treasury Bills,
44.105%	05/10/19	ARS 4,213	98,958
47.878%	07/31/20	ARS 2,683	59,128
48.919%	02/28/20	ARS 192	4,162
50.077%	10/31/19	ARS 47,045	1,257,135
50.507%	09/30/19	ARS 88,000	2,453,002
51.779%	04/30/20	ARS 20,598	520,731
52.941%	05/31/19	ARS 44,920	1,234,018
53.989%	06/28/19	ARS 5,615	141,692
54.947%	04/30/19	ARS 12,953	367,786

			6,136,612

Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN TREASURY BILLS(n) (Continued)
Brazil — 0.7%
Brazil Letras do Tesouro Nacional,
8.835%	07/01/21	BRL 7,340	$1,595,485
10.193%	07/01/20	BRL 2,170	511,062

			2,106,547

Mexico — 10.3%
Mexico Cetes,
8.007%	05/23/19	MXN 2,149,737	10,942,585
8.050%	02/27/20	MXN 1,165,703	5,587,015
8.106%	09/12/19	MXN 519,880	2,581,877
8.123%	07/18/19	MXN 829,967	4,172,444
8.132%	07/04/19	MXN 542,068	2,733,456
8.170%	04/25/19	MXN 445,499	2,281,747
8.190%	08/01/19	MXN 65,281	327,181
8.342%	01/02/20	MXN 544,401	2,639,904
8.520%	06/06/19	MXN 315,737	1,602,154
8.670%	11/07/19	MXN 118,401	580,993

			33,449,356

Thailand — 0.0%
Bank of Thailand Bills,
1.600%	05/23/19	THB 2,060	64,764
1.681%	08/15/19	THB 857	26,834
1.697%	09/05/19	THB 1,083	33,875

			125,473

TOTAL FOREIGN TREASURY BILLS (cost $42,523,946)			41,817,988

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 14.7%
Federal Home Loan Bank
2.250%	04/01/19	47,985	47,985,000

(cost $47,985,000)

U.S. TREASURY OBLIGATIONS(n) — 14.7%
U.S. Treasury Bills
2.389%	05/02/19	1,443	1,440,081
2.412%	04/11/19	6,400	6,395,779
2.420%	05/30/19	38,197	38,049,732
2.420%	06/06/19	1,036	1,031,518
2.435%	09/26/19	753	744,176

TOTAL U.S. TREASURY OBLIGATIONS (cost $47,657,738)			47,661,286

OPTION PURCHASED~* — 0.0%
(cost $75)			6,918

TOTAL SHORT-TERM INVESTMENTS (cost $138,168,308)			137,472,741

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 92.3% (cost $322,046,931)			299,768,989

A1292

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value
OPTION WRITTEN~* — (0.0)% (premiums received $71)	$(7,225)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 92.3%
(cost $322,046,860)	299,761,764
Other assets in excess of liabilities(z) — 7.7%	25,146,857

NET ASSETS — 100.0%	$324,908,621

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security.Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Put	Goldman Sachs Bank USA	12/23/19	0.68	—	AUD	7	$6,918

(cost $75)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Goldman Sachs Bank USA	12/23/19	0.74	—	AUD	7	$(7,225)

(premiums received $71)

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/19	Citibank, N.A.	AUD	114	$81,520	$81,070	$450	$—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	AUD	1,070	768,193	760,125	8,068	—
Expiring 04/15/19	Citibank, N.A.	AUD	1,146	809,426	813,766	—	(4,340)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	AUD	6,247	4,500,416	4,436,813	63,603	—
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	AUD	2,141	1,539,169	1,520,371	18,798	—
Expiring 04/23/19	JPMorgan Chase Bank, N.A.	AUD	10,930	7,870,771	7,764,314	106,457	—
Expiring 05/13/19	Citibank, N.A.	AUD	1,142	807,632	811,345	—	(3,713)
Expiring 05/13/19	JPMorgan Chase Bank, N.A.	AUD	1,070	757,892	760,597	—	(2,705)
Expiring 05/15/19	Citibank, N.A.	AUD	1,142	812,090	811,376	714	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	AUD	6,247	4,442,574	4,439,385	3,189	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	AUD	205	145,443	145,707	—	(264)
Expiring 05/21/19	Citibank, N.A.	AUD	2,440	1,741,550	1,734,305	7,245	—
Expiring 05/21/19	JPMorgan Chase Bank, N.A.	AUD	175	124,684	124,387	297	—
Expiring 05/22/19	JPMorgan Chase Bank, N.A.	AUD	10,930	7,829,675	7,768,625	61,050	—
Expiring 06/03/19	Citibank, N.A.	AUD	114	81,606	81,155	451	—

A1293

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 04/08/19	Deutsche Bank AG	EUR	1,860	$2,137,349	$2,088,222	$ 49,127	$ —
Expiring 04/08/19	Goldman Sachs Bank USA	EUR	4,160	4,781,005	4,670,431	110,574	—
Expiring 04/11/19	HSBC Bank PLC	EUR	2,191	2,526,351	2,459,973	66,378	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	6,836	7,894,549	7,676,963	217,586	—
Expiring 04/12/19	Deutsche Bank AG	EUR	2,053	2,311,125	2,305,118	6,007	—
Expiring 04/15/19	Deutsche Bank AG	EUR	2,053	2,373,731	2,305,701	68,030	—
Expiring 04/23/19	UBS AG	EUR	3,925	4,510,696	4,411,793	98,903	—
Expiring 04/29/19	Citibank, N.A.	EUR	5,330	6,123,410	5,994,133	129,277	—
Expiring 04/29/19	Goldman Sachs Bank USA	EUR	273	313,019	306,472	6,547	—
Expiring 04/30/19	Deutsche Bank AG	EUR	2,424	2,792,775	2,725,908	66,867	—
Expiring 04/30/19	HSBC Bank PLC	EUR	5,863	6,748,507	6,594,722	153,785	—
Expiring 05/02/19	Citibank, N.A.	EUR	744	855,946	837,108	18,838	—
Expiring 05/02/19	JPMorgan Chase Bank, N.A.	EUR	3,035	3,491,161	3,414,356	76,805	—
Expiring 05/08/19	JPMorgan Chase Bank, N.A.	EUR	2,787	3,197,943	3,137,029	60,914	—
Expiring 05/13/19	JPMorgan Chase Bank, N.A.	EUR	3,734	4,265,925	4,204,465	61,460	—
Expiring 05/20/19	Bank of America, N.A.	EUR	4,903	5,577,733	5,524,809	52,924	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	EUR	3,418	3,886,135	3,851,513	34,622	—
Expiring 05/21/19	UBS AG	EUR	3,925	4,466,112	4,422,691	43,421	—
Expiring 05/28/19	Goldman Sachs Bank USA	EUR	815	932,170	918,437	13,733	—
Expiring 05/31/19	Deutsche Bank AG	EUR	2,424	2,772,836	2,734,456	38,380	—
Expiring 06/04/19	Bank of America, N.A.	EUR	26,380	30,270,525	29,763,213	507,312	—
Expiring 06/07/19	Deutsche Bank AG	EUR	1,860	2,119,786	2,099,062	20,724	—
Expiring 06/11/19	Deutsche Bank AG	EUR	13,408	15,159,085	15,136,292	22,793	—
Expiring 06/18/19	Bank of America, N.A.	EUR	2,452	2,792,470	2,769,160	23,310	—
Expiring 06/18/19	Deutsche Bank AG	EUR	3,666	4,174,639	4,140,506	34,133	—
Japanese Yen,
Expiring 04/08/19	JPMorgan Chase Bank, N.A.	JPY	545,527	5,031,256	4,926,634	104,622	—
Expiring 04/09/19	JPMorgan Chase Bank, N.A.	JPY	610,900	5,678,760	5,517,518	161,242	—
Expiring 04/10/19	Goldman Sachs Bank USA	JPY	99,910	926,242	902,447	23,795	—
Expiring 04/10/19	HSBC Bank PLC	JPY	607,600	5,634,545	5,488,209	146,336	—
Expiring 04/11/19	HSBC Bank PLC	JPY	202,480	1,818,633	1,829,088	—	(10,455)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	JPY	610,900	5,658,420	5,518,514	139,906	—
Expiring 04/12/19	Barclays Bank PLC	JPY	226,697	2,047,281	2,048,028	—	(747)
Expiring 04/12/19	Barclays Bank PLC	JPY	7,033	63,509	63,536	—	(27)
Expiring 04/12/19	Deutsche Bank AG	JPY	81,300	733,627	734,483	—	(856)
Expiring 04/15/19	Deutsche Bank AG	JPY	303,400	2,739,145	2,741,729	—	(2,584)
Expiring 04/16/19	HSBC Bank PLC	JPY	245,410	2,278,073	2,217,892	60,181	—
Expiring 04/16/19	JPMorgan Chase Bank, N.A.	JPY	227,370	2,117,629	2,054,856	62,773	—
Expiring 04/18/19	HSBC Bank PLC	JPY	161,270	1,446,245	1,457,741	—	(11,496)
Expiring 04/22/19	Citibank, N.A.	JPY	219,010	1,969,160	1,980,375	—	(11,215)
Expiring 04/22/19	HSBC Bank PLC	JPY	328,108	2,971,429	2,966,884	4,545	—
Expiring 04/25/19	JPMorgan Chase Bank, N.A.	JPY	206,000	1,888,150	1,863,239	24,911	—
Expiring 04/25/19	JPMorgan Chase Bank, N.A.	JPY	17,950	161,412	162,355	—	(943)
Expiring 05/20/19	Barclays Bank PLC	JPY	655,550	5,970,075	5,939,861	30,214	—
Expiring 05/20/19	Barclays Bank PLC	JPY	70,195	626,414	636,029	—	(9,615)
Expiring 05/20/19	HSBC Bank PLC	JPY	161,270	1,467,792	1,461,248	6,544	—
Expiring 05/20/19	JPMorgan Chase Bank, N.A.	JPY	1,094,912	9,957,955	9,920,868	37,087	—
Expiring 05/21/19	Bank of America, N.A.	JPY	327,845	2,948,167	2,970,767	—	(22,600)
Expiring 05/21/19	Bank of America, N.A.	JPY	326,957	2,975,851	2,962,718	13,133	—
Expiring 05/21/19	Bank of America, N.A.	JPY	163,717	1,492,394	1,483,523	8,871	—
Expiring 05/21/19	Citibank, N.A.	JPY	163,729	1,490,047	1,483,627	6,420	—
Expiring 05/22/19	Barclays Bank PLC	JPY	70,195	637,922	636,116	1,806	—

A1294

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/28/19	Citibank, N.A.	JPY	133,855	$1,218,592	$1,213,507	$5,085	$—
Expiring 05/28/19	JPMorgan Chase Bank, N.A.	JPY	17,950	161,828	162,731	—	(903)
Expiring 05/31/19	JPMorgan Chase Bank, N.A.	JPY	35,900	326,364	325,541	823	—
Expiring 06/03/19	Standard Chartered Bank	JPY	319,400	2,907,413	2,896,996	10,417	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	JPY	1,118,815	10,143,885	10,148,583	—	(4,698)
Expiring 06/13/19	Barclays Bank PLC	JPY	215,933	1,956,680	1,960,086	—	(3,406)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	JPY	46,140	418,360	418,825	—	(465)
Expiring 06/18/19	Bank of America, N.A.	JPY	163,717	1,477,058	1,486,692	—	(9,634)
Expiring 06/18/19	Citibank, N.A.	JPY	163,729	1,477,189	1,486,796	—	(9,607)
Expiring 06/18/19	JPMorgan Chase Bank, N.A.	JPY	95,900	865,317	870,855	—	(5,538)
South Korean Won,
Expiring 05/21/19	Citibank, N.A.	KRW	1,296,000	1,153,743	1,143,606	10,137	—
Expiring 05/29/19	Deutsche Bank AG	KRW	11,797,000	10,515,666	10,412,517	103,149	—
Expiring 06/07/19	Goldman Sachs Bank USA	KRW	2,198,000	1,985,547	1,940,611	44,936	—
Expiring 09/20/19	Citibank, N.A.	KRW	1,245,000	1,106,205	1,103,235	2,970	—

				$265,231,604	$262,084,740	$3,262,675	$115,811

Interest rate swap agreements outstanding at March 31, 2019:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,768	01/27/25	1.973%(S)	3 Month LIBOR(1)(Q)	$—	$93,555	$93,555
2,980	01/29/25	1.937%(S)	3 Month LIBOR(1)(Q)	—	64,325	64,325
2,520	01/30/25	1.942%(S)	3 Month LIBOR(1)(Q)	—	53,811	53,811
3,980	02/03/25	1.817%(S)	3 Month LIBOR(1)(Q)	—	112,831	112,831
1,350	03/27/25	1.978%(S)	3 Month LIBOR(1)(Q)	—	24,951	24,951
1,350	03/27/25	1.985%(S)	3 Month LIBOR(1)(Q)	—	24,397	24,397
14,690	07/02/25	2.449%(S)	3 Month LIBOR(1)(Q)	—	(103,576)	(103,576)
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	—	(1,434,092)	(1,434,092)
11,800	11/19/46	2.378%(S)	3 Month LIBOR(1)(Q)	—	431,313	431,313
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	(149,795)	(149,795)
1,800	04/16/47	2.537%(S)	3 Month LIBOR(1)(Q)	—	7,851	7,851
9,100	07/29/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	2,178	2,178
4,344	02/20/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(361,852)	(361,852)
4,344	02/22/48	3.002%(S)	3 Month LIBOR(1)(Q)	—	(382,128)	(382,128)
4,344	02/23/48	3.019%(S)	3 Month LIBOR(1)(Q)	—	(397,767)	(397,767)

				$—	$(2,013,998)	$(2,013,998)

A1295

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,337,993	$—
JPMorgan Securities LLC	3,902,129	—

Total	$5,240,122	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2019 were as follows:

Sovereign Bonds	41.7%
U.S. Government Agency Obligation	14.7
U.S. Treasury Obligations	14.7
Foreign Treasury Bills	12.9

Foreign Bonds	8.3%
Options Purchased	0.0	*
Affiliated Mutual Fund	0.0	*

	92.3
Options Written	(0.0	)*
Other assets in excess of liabilities	7.7

	100.0%

*	Less than +/- 0.05%

A1296

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.4%

COMMON STOCKS
Aerospace & Defense — 4.5%
TransDigm Group, Inc.*	33,883	$15,382,543

Airlines — 1.4%
Alaska Air Group, Inc.(a)	85,068	4,774,016

Auto Components — 2.4%
Dana, Inc.	448,422	7,955,006

Banks — 4.9%
Fifth Third Bancorp	196,239	4,949,148
Pinnacle Financial Partners, Inc.(a)	64,940	3,552,218
Signature Bank	62,285	7,976,840

		16,478,206

Chemicals — 5.0%
Ashland Global Holdings, Inc.	145,904	11,399,480
Eastman Chemical Co.	72,897	5,531,424

		16,930,904

Commercial Services & Supplies — 3.3%
Republic Services, Inc.	139,019	11,174,347

Consumer Finance — 4.2%
Ally Financial, Inc.	519,702	14,286,608

Containers & Packaging — 4.8%
Owens-Illinois, Inc.	423,220	8,032,716
Packaging Corp. of America	81,567	8,106,128

		16,138,844

Diversified Consumer Services — 2.6%
Adtalem Global Education, Inc.*	190,889	8,841,978

Electric Utilities — 5.5%
Evergy, Inc.	107,261	6,226,501
FirstEnergy Corp.	298,470	12,419,337

		18,645,838

Equity Real Estate Investment Trusts (REITs) — 10.7%
AvalonBay Communities, Inc.	45,947	9,222,941
EPR Properties(a)	134,742	10,361,660
Lamar Advertising Co. (Class A Stock)	132,731	10,520,259
MGM Growth Properties LLC (Class A Stock)(a)	187,636	6,051,261

		36,156,121

Gas Utilities — 2.3%
UGI Corp.	140,237	7,771,935

Health Care Equipment & Supplies — 4.0%
Zimmer Biomet Holdings, Inc.	106,319	13,576,936

Health Care Providers & Services — 5.2%
MEDNAX, Inc.*	95,507	2,594,925
Universal Health Services, Inc. (Class B Stock)(a)	112,034	14,986,788

		17,581,713

Hotels, Restaurants & Leisure — 3.1%
Marriott Vacations Worldwide Corp.	37,402	3,497,087
Wyndham Destinations, Inc.	171,773	6,955,089

		10,452,176

Household Products — 1.1%
Spectrum Brands Holdings, Inc.(a)	70,926	3,885,326

Insurance — 4.6%
Assurant, Inc.	55,685	5,285,063

	Shares	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)
Fidelity National Financial, Inc.	276,772	$10,116,017

		15,401,080

Internet & Direct Marketing Retail — 1.4%
Qurate Retail, Inc.*	297,201	4,749,272

IT Services — 2.0%
Alliance Data Systems Corp.(a)	39,602	6,929,558

Machinery — 2.8%
Dover Corp.	100,362	9,413,956

Media — 2.0%
Altice USA, Inc. (Class A Stock)(a)	310,430	6,668,036

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
MFA Financial, Inc.	663,449	4,823,274

Oil, Gas & Consumable Fuels — 8.4%
EQT Corp.	443,511	9,198,418
Equitrans Midstream Corp.	399,825	8,708,189
Murphy Oil Corp.(a)	359,084	10,521,161

		28,427,768

Semiconductors & Semiconductor Equipment — 2.6%
Marvell Technology Group Ltd.	447,522	8,901,213

Specialty Retail — 2.6%
Aaron’s, Inc.	170,026	8,943,368

Trading Companies & Distributors — 2.6%
AerCap Holdings NV (Ireland)*	190,150	8,849,581

TOTAL LONG-TERM INVESTMENTS (cost $288,266,494)		323,139,603

SHORT-TERM INVESTMENTS — 19.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	15,079,722	15,079,722
PGIM Institutional Money Market Fund (cost $50,058,132; includes $49,967,599 of cash collateral for securities on loan)(b)(w)	50,043,208	50,053,217

TOTAL SHORT-TERM INVESTMENTS (cost $65,137,854)		65,132,939

TOTAL INVESTMENTS — 114.6% (cost $353,404,348)		388,272,542
Liabilities in excess of other assets — (14.6)%		(49,599,356)

NET ASSETS — 100.0%		$338,673,186

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,000,229; cash collateral of $49,967,599 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A1297

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.8%

ASSET-BACKED SECURITIES — 5.6%
Canada — 0.5%
CARDS II Trust,
Series 2018-1A, Class A, 1 Month LIBOR + 0.350%, 144A
2.834%(c)	04/17/23	9,910	$9,913,689

United States — 5.1%
AmeriCredit Automobile Receivables Trust,
Series 2017-3, Class D
3.180%	07/18/23	9,146	9,165,089
Series 2018-3, Class A2B, 1 Month LIBOR + 0.250%
2.732%(c)	01/18/22	5,555	5,555,126
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	1,061	1,059,678
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,360,580
Capital Auto Receivables Asset Trust,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.170%, 144A
2.658%(c)	10/20/20	3,888	3,887,944
DLL LLC,
Series 2018-ST2, Class A2, 144A
3.140%	10/20/20	7,860	7,858,186
Enterprise Fleet Financing LLC,
Series 2018-1, Class A2, 144A
2.870%	10/20/23	2,936	2,938,953
Series 2018-1, Class A3, 144A
3.100%	10/20/23	4,455	4,480,227
Series 2018-3, Class A2, 144A
3.380%	05/20/24	3,110	3,134,287
Exeter Automobile Receivables Trust,
Series 2018-4A, Class A, 144A
3.050%	12/15/21	3,849	3,851,200
First Investors Auto Owner Trust,
Series 2018-1A, Class A1, 144A
2.840%	05/16/22	1,510	1,509,303
Series 2018-2A, Class A1, 144A
3.230%	12/15/22	2,308	2,315,362
Marlette Funding Trust,
Series 2018-2A, Class A, 144A
3.060%	07/17/28	1,899	1,897,804
Series 2018-3A, Class A, 144A
3.200%	09/15/28	3,119	3,120,148
Series 2018-4A, Class A, 144A
3.710%	12/15/28	1,437	1,447,275
Nissan Auto Lease Trust,
Series 2018-A, Class A2B, 1 Month LIBOR + 0.150%
2.634%(c)	02/16/21	6,065	6,056,749
OneMain Financial Issuance Trust,
Series 2019-1A, Class A, 144A
3.480%	02/14/31	9,475	9,563,539
SoFi Consumer Loan Program LLC,
Series 2016-1, Class A, 144A
3.260%	08/25/25	6,561	6,579,087
SoFi Consumer Loan Program Trust,
Series 2018-2, Class A2, 144A
3.350%	04/26/27	5,985	6,002,723
Series 2019-1, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
United States (cont’d.)
3.240%	02/25/28	4,108	$4,124,121
Volkswagen Auto Loan Enhanced Trust,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.180%
2.668%(c)	07/20/21	6,211	6,212,084
Westlake Automobile Receivables Trust,
Series 2018-2A, Class A2B, 1 Month LIBOR + 0.330%, 144A
2.814%(c)	09/15/21	5,791	5,792,241
Series 2018-3A, Class A2B, 1 Month LIBOR + 0.350%, 144A
2.834%(c)	01/18/22	5,390	5,386,796
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	41	41,137

			103,339,639

TOTAL ASSET-BACKED SECURITIES (cost $112,921,203)			113,253,328

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
United States
BANK,
Series 2017-BNK9, Class XA, IO
0.818%(cc)	11/15/54	1,802	100,717
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	720	740,233
Series 2017-C1, Class XA, IO
1.511%(cc)	02/15/50	1,359	122,246
CFCRE Commercial Mortgage Trust,
Series 2016-C3, Class A3
3.865%	01/10/48	605	628,729
Series 2016-C7, Class A3
3.839%	12/10/54	570	593,276
Series 2017-C8, Class A4
3.572%	06/15/50	580	591,116
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
0.984%(cc)	07/10/47	3,100	128,773
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class XA, IO
0.624%(cc)	02/10/47	4,552	114,445
Commercial Mortgage Trust,
Series 2012-CR4, Class A3
2.853%	10/15/45	410	407,334
Series 2012-CR5, Class A4
2.771%	12/10/45	792	792,096
Series 2013-CR6, Class A4
3.101%	03/10/46	745	751,833
Series 2013-CR7, Class A4
3.213%	03/10/46	504	509,084
Series 2013-CR7, Class XA, IO
1.234%(cc)	03/10/46	1,755	65,691
Series 2013-CR8, Class A5
3.612%(cc)	06/10/46	730	750,343
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	121,057
Series 2013-CR10, Class XA, IO

A1298

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
0.683%(cc)	08/10/46	3,338	$87,722
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	237,143
Series 2013-LC6, Class A4
2.941%	01/10/46	892	896,807
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	947,320
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	880,207
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	101,035
Series 2015-CR22, Class A5
3.309%	03/10/48	300	304,227
Series 2015-DC1, Class A5
3.350%	02/10/48	745	755,055
Series 2015-PC1, Class A5
3.902%	07/10/50	673	701,114
Series 2016-DC2, Class A5
3.765%	02/10/49	285	295,015
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A3
3.544%	11/15/48	770	788,863
Series 2016-C5, Class A5
3.757%	11/15/48	63	65,274
Series 2016-C7, Class A5
3.502%	11/15/49	490	499,903
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	955	984,590
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	586	596,303
Series 2014-C22, Class A4
3.801%	09/15/47	845	878,009
Series 2015-C28, Class A3
2.912%	10/15/48	215	213,712
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	651	651,745
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class A4
3.134%	12/15/48	840	849,504
Series 2013-C10, Class A4
4.085%(cc)	07/15/46	180	189,253
Series 2015-C24, Class A4
3.732%	05/15/48	870	902,561
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	370,348
Series 2016-UB12, Class A4
3.596%	12/15/49	765	788,516
Series 2017-H1, Class XA, IO
1.446%(cc)	06/15/50	1,190	94,804
UBS Commercial Mortgage Trust,
Series 2017-C2, Class XA, IO
1.098%(cc)	08/15/50	2,372	163,859

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
United States (cont’d.)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4
3.091%	08/10/49		785	$792,601
Series 2013-C6, Class A4
3.244%	04/10/46		785	798,203
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47		970	987,375
Series 2015-C26, Class A4
3.166%	02/15/48		10	10,034
Series 2015-C27, Class A5
3.451%	02/15/48		928	945,239
Series 2015-C29, Class A4
3.637%	06/15/48		480	493,605
Series 2015-SG1, Class A4
3.789%	09/15/48		580	600,811
Series 2016-LC24, Class A4
2.942%	10/15/49		170	167,010
Series 2016-NXS6, Class A4
2.918%	11/15/49		360	353,439
Series 2017-C38, Class A5
3.453%	07/15/50		780	790,573
Series 2017-C39, Class XA, IO
1.138%(cc)	09/15/50		1,579	112,071
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.431%	06/15/45		955	969,911
Series 2012-C9, Class A3
2.870%	11/15/45		234	233,622
Series 2012-C10, Class A3
2.875%	12/15/45		605	603,064
Series 2014-C20, Class A4
3.723%	05/15/47		375	387,728

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $28,114,444)				27,905,148

CORPORATE BONDS — 34.3%
Belgium — 1.0%
Anheuser-Busch InBev SA/NV,
Gtd. Notes, EMTN
2.000%	12/16/19	EUR	3,300	3,756,557
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24		2,475	2,518,251
4.750%	01/23/29		9,390	10,004,085
5.550%	01/23/49		3,825	4,198,122

				20,477,015

Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes
4.000%	04/14/19		9,775	9,738,344

Canada — 0.3%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		4,525	4,576,279

A1299

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Canada (cont’d.)
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19		1,105	$1,102,831
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21		1,260	1,232,477

				6,911,587

France — 3.3%
AXA SA,
Sub. Notes, EMTN
3.375%(ff)	07/06/47	EUR	900	1,075,483
5.125%(ff)	07/04/43	EUR	4,810	6,227,883
BNP Paribas SA,
Sr. Unsec’d. Notes, EMTN
1.500%	11/17/25	EUR	6,150	7,084,221
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,445	3,422,151
Sub. Notes, EMTN
2.875%(ff)	03/20/26	EUR	1,805	2,107,338
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		4,000	4,174,192
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR	700	820,485
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19		9,550	9,549,045
Sub. Notes
2.625%	03/17/27	EUR	3,300	3,967,085
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	4,646,817
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
0.375%	07/10/19	EUR	5,075	5,701,152
1.125%	09/30/19	EUR	5,825	6,576,776
2.000%	07/11/24	EUR	2,695	3,118,269
3.000%	05/09/19	GBP	2,275	2,967,592
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,430,259

				65,868,748

Germany — 1.5%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,295,226
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,622,772
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,598,737
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	6,441,961

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Germany (cont’d.)
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	$3,860,057
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	6,800	7,558,949
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.625%	08/15/25	EUR	2,725	3,040,955

				30,418,657

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes
3.625%	10/31/24		2,525	2,572,076

Ireland — 0.0%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	882,923

Italy — 0.6%
FCA Bank SpA,
Gtd. Notes, EMTN
2.625%	04/17/19	EUR	11,500	12,915,744

Netherlands — 0.8%
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	5,551,237
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,105,549
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26		4,125	4,328,024
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	4,679,414

				15,664,224

Spain — 1.1%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,039,181
1.125%	08/05/22	EUR	1,300	1,513,805
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
0.750%	04/18/23	EUR	2,600	2,941,524
1.125%	05/17/24	EUR	2,800	3,191,210
2.375%	02/01/24	EUR	1,200	1,403,403
Telefonica Emisiones SA,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR	4,200	4,741,337
1.477%	09/14/21	EUR	1,000	1,161,970
1.495%	09/11/25	EUR	5,500	6,405,952

				22,398,382

Sweden — 0.2%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
3.178%(c)	09/13/19		3,250	3,257,124

A1300

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
Switzerland — 0.5%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	$1,576,432
Credit Suisse Group AG,
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	07/17/25	EUR	3,050	3,462,786
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	1,425	1,644,917
Gtd. Notes, 144A
4.125%	09/24/25		3,415	3,525,751

				10,209,886

United Kingdom — 3.0%
Barclays PLC,
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		6,525	6,659,584
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22		2,175	2,138,970
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,005,705
Gtd. Notes, EMTN
2.750%	03/25/25	EUR	3,575	4,324,749
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,454,544
Gtd. Notes, EMTN
2.517%	02/17/21	EUR	5,450	6,427,070
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.875%	04/18/19	EUR	12,850	14,425,223
HSBC Holdings PLC,
Sr. Unsec’d. Notes, EMTN
2.256%(ff)	11/13/26	GBP	3,350	4,310,853
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,166,352
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,398,868
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,173,751
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		8,225	8,317,909
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		2,800	2,829,776

				61,633,354

United States — 21.4%
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	8,415	9,506,951
1.700%	06/15/25	EUR	3,800	4,319,743
3.490%	02/14/22		4,685	4,758,527
3.800%	02/14/24		2,370	2,412,156
4.400%	02/14/26		4,250	4,368,309

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	05/22/19		5,735	$5,732,614
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		1,067	1,106,079
6.600%	03/15/46		5	6,079
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22		500	505,050
Aon PLC,
Gtd. Notes
4.750%	05/15/45		1,175	1,219,830
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		250	245,811
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		6,075	6,011,311
3.600%	02/17/23		75	76,450
3.950%	01/15/25		925	943,907
4.350%	03/01/29		3,700	3,779,813
4.750%	05/15/46		1,550	1,514,639
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.458%(ff)	03/15/25		7,260	7,332,260
3.974%(ff)	02/07/30		1,850	1,885,590
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.941%(c)	10/21/22		3,175	3,212,075
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,294,627
4.200%	08/26/24		2,275	2,354,562
4.250%	10/22/26		2,240	2,301,247
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,195,923
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24(a)		2,275	2,315,970
3.750%	03/01/26		3,245	3,308,418
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		3,100	3,085,003
3.625%	01/15/24		1,605	1,600,873
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	10/15/22		11,960	11,905,343
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	4,034,624
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		3,925	4,141,573
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		2,855	2,840,827

A1301

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
Cigna Corp.,
Gtd. Notes, 144A
3.750%	07/15/23	11,525	$11,816,620
4.125%	11/15/25	525	543,366
4.375%	10/15/28	1,150	1,192,861
4.800%	08/15/38	700	719,452
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	2,500	2,572,819
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30	5,795	5,891,251
Sub. Notes
3.875%	03/26/25	1,425	1,435,688
4.450%	09/29/27	2,625	2,697,019
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26	1,550	1,519,209
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27	1,050	1,024,910
7.250%	11/15/23	2,575	2,949,881
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	5,610	5,867,050
4.150%	10/15/28	5,400	5,683,704
4.600%	10/15/38	1,575	1,686,001
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	3,590	3,560,698
4.300%	08/15/28	1,110	1,145,006
4.375%	01/15/25	1,175	1,207,820
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	685	679,811
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	3,050	3,036,155
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	1,955	1,960,382
3.350%	03/09/21	2,355	2,372,950
3.700%	03/09/23	900	914,472
4.100%	03/25/25	2,000	2,053,289
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25(a)	400	453,879
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19	1,870	1,862,444
2.950%	03/20/23	3,020	2,991,304
Dominion Energy, Inc.,
Jr. Sub. Notes
2.962%	07/01/19	10,475	10,476,627
Sr. Unsec’d. Notes
4.250%	06/01/28	2,120	2,221,693
Energy Transfer Operating LP,
Gtd. Notes
4.050%	03/15/25	2,190	2,220,592

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
4.500%	04/15/24		2,175	$2,267,757
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		2,425	2,526,352
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28		560	565,677
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		485	479,373
5.150%	12/01/20		2,000	2,061,850
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26		1,525	1,551,982
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.850%	07/15/22		4,875	4,840,761
7.375%	11/15/31		2,925	3,869,663
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.797%(c)	01/09/20		8,050	8,048,658
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24		1,545	1,601,678
4.709%	01/25/29		2,450	2,626,874
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		4,940	4,917,819
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	10/23/19		9,968	9,953,155
2.625%	04/25/21		505	502,936
2.750%	09/15/20		2,480	2,477,078
4.223%(ff)	05/01/29		2,900	2,963,798
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23	EUR	2,975	3,515,750
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		6,570	6,496,655
Sub. Notes
4.250%	10/21/25		1,060	1,085,033
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,300	1,387,048
International Business Machines Corp.,
Sr. Unsec’d. Notes, EMTN
0.875%	01/31/25	EUR	5,220	5,961,642
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19		9,860	9,896,034
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.203%(ff)	07/23/29		1,725	1,799,474
4.452%(ff)	12/05/29		2,200	2,341,661
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		210	241,358
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		721	752,343

A1302

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)
United States (cont’d.)
5.300%	09/15/20		820	$846,676
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		8,780	8,788,754
4.300%	03/01/28		3,625	3,744,617
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,474,351
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		2,050	2,024,420
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	12/29/20		1,190	1,205,824
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	4,095	4,629,721
1.125%	03/07/27	EUR	4,515	5,213,876
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		2,150	2,295,250
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	4,197,284
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.750%	03/11/24	EUR	1,475	1,739,332
2.375%	07/23/19		8,925	8,913,601
4.431%(ff)	01/23/30		5,600	5,898,072
7.300%	05/13/19		9,250	9,297,638
Sub. Notes, MTN
3.950%	04/23/27(a)		4,225	4,223,721
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		1,725	1,714,273
4.875%	12/01/24		1,203	1,283,699
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28		2,420	2,383,737
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
1.125%	03/01/25	EUR	1,370	1,564,102
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		1,625	1,631,337
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		2,922	3,006,251
4.450%	01/15/26		380	398,464
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		1,375	1,397,323
Sub. Notes
3.900%	04/29/24		1,555	1,606,551
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	906,387
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,742,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
United States (cont’d.)
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20	2,197	$2,247,226
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	2,675	2,747,536
5.950%	12/01/25	1,105	1,222,157
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	7,021	7,137,348
6.550%	05/01/37	675	745,693
8.250%	04/01/19	3,725	3,725,000
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23	5,575	6,522,689
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.700%	03/01/29	2,445	2,512,485
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	3,857,959
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,952,293
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	1,200	1,144,373
4.272%	01/15/36	3,475	3,514,773
4.329%	09/21/28	1,910	2,019,895
5.500%	03/16/47(a)	900	1,053,355
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29(a)	3,413	3,511,195
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21	4,925	5,030,910
4.250%	09/01/23(a)	7,725	8,030,818
4.375%	03/15/43	808	726,414
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	4,075	4,106,932
3.750%	01/24/24(a)	1,690	1,739,141
4.600%	04/01/21	1,350	1,394,417
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	3,900	3,895,251
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.251%(c)	05/24/19	3,900	3,903,626
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	426	419,918
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	2,300	2,317,245
3.600%	03/15/22	4,565	4,631,878
4.500%	11/15/23	10	10,496

			433,054,726

TOTAL CORPORATE BONDS (cost $695,940,534)			696,002,790

A1303

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 0.6%
California — 0.4%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31		925	$1,149,470
6.548%	05/15/48		2,370	3,292,949
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		475	687,339
7.550%	04/01/39		635	964,387
7.625%	03/01/40		1,665	2,521,942

				8,616,087

New Jersey — 0.2%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		2,175	3,266,894

TOTAL MUNICIPAL BONDS (cost $11,357,641)				11,882,981

SOVEREIGN BONDS — 40.8%
Australia — 1.5%
Australia Government Bond,
Sr. Unsec’d. Notes
2.750%	04/21/24	AUD	14,125	10,663,490
3.000%	03/21/47	AUD	8,739	6,947,801
3.750%	04/21/37	AUD	1,646	1,451,652
5.750%	05/15/21	AUD	14,460	11,181,106

				30,244,049

Austria — 0.5%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117	EUR	200	295,798
3.650%	04/20/22	EUR	4,410	5,574,213
4.150%	03/15/37	EUR	2,355	4,175,789

				10,045,800

Belgium — 0.8%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	10/22/24	EUR	2,865	3,333,994
1.700%	06/22/50	EUR	1,545	1,838,638
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	3,825	4,525,416
4.250%	03/28/41	EUR	1,180	2,113,982
5.000%	03/28/35	EUR	1,920	3,481,794

				15,293,824

Canada — 1.6%
Canadian Government Bond,
Bonds
3.500%	12/01/45	CAD	6,325	6,306,304
4.000%	06/01/41	CAD	1,839	1,892,601
Unsec’d. Notes
5.000%	06/01/37	CAD	1,250	1,385,397
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	1,935,571

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Canada (Cont’d.)
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	$970,255
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,021,797
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	2,928,456
3.500%	06/02/24	CAD	5,665	4,531,703
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	1,977,828
Unsec’d. Notes
3.000%	09/01/23	CAD	9,360	7,309,429
3.500%	12/01/45	CAD	1,795	1,537,036

				32,796,377

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.875%	04/25/27		1,375	1,396,326
4.500%	03/15/29		545	575,520

				1,971,846

Croatia — 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,524,033

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds
3.850%	09/29/21	CZK	30,900	1,408,879

Denmark — 0.2%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	157,666
1.750%	11/15/25	DKK	21,780	3,731,208
4.500%	11/15/39	DKK	3,730	1,024,892

				4,913,766

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/29	EUR	1,160	1,330,852
2.000%	04/15/24	EUR	2,080	2,605,728

				3,936,580

France — 2.9%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	10,909,945
French Republic Government Bond OAT,
Bonds
0.000%	02/25/21	EUR	7,355	8,334,748
0.000%	03/25/24	EUR	13,140	14,930,805
3.250%	05/25/45	EUR	5,795	9,511,299
4.750%	04/25/35	EUR	1,600	2,895,841
5.750%	10/25/32	EUR	1,195	2,253,620
Bonds, 144A

A1304

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
France (Cont’d.)
1.250%	05/25/36	EUR	795	$947,979
1.750%	06/25/39	EUR	974	1,245,021
Unsec’d. Notes
0.000%	02/25/22	EUR	7,339	8,339,750

				59,369,008

Germany — 3.6%
Bundesobligation,
Bonds
0.000%	10/08/21	EUR	11,819	13,463,128
0.000%	04/14/23	EUR	3,570	4,092,761
0.000%	04/05/24	EUR	12,875	14,771,082
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.500%	02/15/28	EUR	14,070	16,730,083
2.250%	09/04/21	EUR	11,723	14,070,454
2.500%	07/04/44	EUR	1,285	2,123,253
2.500%	08/15/46	EUR	380	638,684
4.250%	07/04/39	EUR	1,950	3,849,440
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, EMTN
1.550%	06/16/48	EUR	2,100	2,508,803

				72,247,688

Indonesia — 0.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/08/27		1,900	1,963,546
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
6.625%	05/15/33	IDR	58,039,000	3,566,505

				5,530,051

Ireland — 0.2%
Ireland Government Bond,
Bonds
2.000%	02/18/45	EUR	730	933,569
Unsec’d. Notes
0.000%	10/18/22	EUR	2,890	3,272,833

				4,206,402

Israel — 0.2%
Israel Government Bond,
Bonds
2.000%	03/31/27	ILS	7,376	2,091,727
4.250%	03/31/23	ILS	3,350	1,043,025

				3,134,752

Italy — 2.7%
Italy Buoni Poliennali Del Tesoro,
Bonds
0.050%	04/15/21	EUR	8,380	9,307,040
0.950%	03/01/23	EUR	7,785	8,615,775
2.050%	08/01/27	EUR	17,240	19,027,703
2.500%	11/15/25	EUR	5,955	6,868,163
Bonds, 144A
2.950%	09/01/38	EUR	3,335	3,594,345
3.850%	09/01/49	EUR	1,480	1,743,473
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	295	323,765

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Italy (Cont’d.)
3.450%	03/01/48	EUR	1,110	$1,246,069
4.000%	02/01/37	EUR	1,420	1,777,334
5.000%	09/01/40	EUR	1,650	2,297,932

				54,801,599

Japan — 14.9%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes
0.100%	12/20/21	JPY	7,540,150	68,560,734
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	217,700	1,859,417
1.900%	03/20/53	JPY	95,900	1,229,827
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	1,347,900	12,435,025
0.100%	03/20/27	JPY	3,135,700	28,960,593
0.100%	09/20/27	JPY	2,118,300	19,557,817
0.300%	12/20/24	JPY	2,050,000	19,030,429
1.100%	03/20/21	JPY	1,164,200	10,768,141
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,505,400	12,972,275
0.800%	09/20/47	JPY	512,450	4,997,948
1.800%	03/20/43	JPY	2,414,500	28,567,263
1.900%	09/20/42	JPY	622,800	7,477,421
2.300%	03/20/39	JPY	243,400	3,024,019
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	608,900	5,456,696
0.700%	03/20/37	JPY	745,750	7,234,307
1.700%	06/20/33	JPY	2,830,300	31,264,306
2.100%	03/20/27	JPY	723,850	7,736,241
2.100%	12/20/27	JPY	1,793,450	19,391,203
Japan Government Two Year Bond,
Sr. Unsec’d. Notes
0.100%	11/01/20	JPY	1,326,750	12,022,752

				302,546,414

Mexico — 0.5%
Mexican Bonos,
Bonds
7.500%	06/03/27	MXN	46,735	2,331,341
10.000%	12/05/24	MXN	64,919	3,671,566
Mexico Government International Bond,
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,025	4,109,525

				10,112,432

Netherlands — 0.6%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/24	EUR	3,245	3,705,290
0.750%	07/15/27	EUR	3,460	4,140,348
3.750%	01/15/42	EUR	1,210	2,292,273
4.000%	01/15/37	EUR	970	1,757,242

				11,895,153

A1305

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
New Zealand — 0.1%
New Zealand Government Bond,
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	$1,531,568

Norway — 0.3%
Norway Government Bond,
Bonds, 144A
4.500%	05/22/19	NOK	38,125	4,439,394
Sr. Unsec’d. Notes, 144A
1.750%	09/06/29	NOK	8,775	1,032,353

				5,471,747

Poland — 0.2%
Poland Government Bond,
Bonds
2.500%	07/25/26	PLN	6,935	1,801,828
Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	01/19/26	EUR	2,450	2,948,047

				4,749,875

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
2.200%	10/17/22	EUR	3,370	4,095,783
4.125%	04/14/27	EUR	1,755	2,453,417

				6,549,200

Qatar — 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	1,984,000
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		1,125	1,159,439

				3,143,439

Romania — 0.2%
Romanian Government International Bond,
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	3,375	3,890,037

Russia — 0.1%
Russian Federal Bond,
Bonds
8.150%	02/03/27	RUB	85,550	1,310,989

Singapore — 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	3,067,261

Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	59,973

Slovenia — 0.0%
Slovenia Government Bond,
Bonds
3.125%	08/07/45	EUR	405	588,144

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
South Korea — 1.4%
Korea Treasury Bond,
Sr. Unsec’d. Notes
1.750%	06/10/20	KRW	5,493,760	$4,837,979
2.125%	06/10/27	KRW	1,377,680	1,237,026
2.125%	03/10/47	KRW	980,830	906,080
2.375%	03/10/23	KRW	4,791,340	4,317,326
2.375%	12/10/27	KRW	1,751,810	1,604,117
2.625%	03/10/48	KRW	1,472,320	1,505,459
2.750%	12/10/44	KRW	1,299,710	1,342,633
4.000%	12/10/31	KRW	4,854,540	5,288,344
4.250%	06/10/21	KRW	7,311,090	6,787,024

				27,825,988

Spain — 2.1%
Spain Government Bond,
Bonds
0.050%	10/31/21	EUR	10,535	11,900,357
0.350%	07/30/23	EUR	7,029	7,984,246
Bonds, 144A
1.450%	04/30/29	EUR	4,871	5,645,357
Sr. Unsec’d. Notes, 144A
2.700%	10/31/48	EUR	280	344,915
2.900%	10/31/46	EUR	2,247	2,898,672
4.900%	07/30/40	EUR	2,385	4,069,407
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	7,770	9,190,801

				42,033,755

Sweden — 0.3%
Sweden Government Bond,
Bonds
1.000%	11/12/26	SEK	32,215	3,712,800
3.500%	06/01/22	SEK	15,580	1,882,453
5.000%	12/01/20	SEK	7,165	841,771

				6,437,024

Switzerland — 0.5%
Swiss Confederation Government Bond,
Bonds
3.500%	04/08/33	CHF	1,317	1,995,835
Switzerland Government Bond,
Bonds
1.500%	04/30/42	CHF	880	1,159,912
2.000%	05/25/22	CHF	3,380	3,690,760
3.250%	06/27/27	CHF	2,585	3,415,601

				10,262,108

Thailand — 0.4%
Thailand Government Bond,
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	211,175	6,976,780
4.675%	06/29/44	THB	53,275	2,087,181

				9,063,961

United Arab Emirates — 0.6%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		12,910	12,780,900

A1306

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
United Kingdom — 2.6%
United Kingdom Gilt,
Bonds
1.000%	04/22/24	GBP	9,481	$12,493,908
1.500%	07/22/47	GBP	5,720	7,348,730
2.500%	07/22/65	GBP	1,130	1,993,196
3.500%	01/22/45	GBP	3,019	5,536,026
4.250%	03/07/36	GBP	945	1,755,875
4.250%	12/07/40	GBP	3,480	6,813,100
4.250%	12/07/46	GBP	7,002	14,606,272
4.750%	12/07/38	GBP	1,180	2,398,791

				52,945,898

TOTAL SOVEREIGN BONDS (cost $811,109,071)				825,690,520

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.0%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		597	595,590
2.500%	07/01/30		257	256,057
2.500%	09/01/30		227	226,411
3.000%	06/01/30		180	182,301
3.000%	07/01/30		131	132,409
3.000%	07/01/30		122	123,529
3.000%	07/01/35		128	129,781
3.000%	09/01/35		684	692,111
3.000%	01/01/37		411	415,082
3.000%	02/01/37		578	583,365
3.000%	05/01/45		527	525,066
3.000%	08/01/46		2,251	2,243,931
3.000%	09/01/46		3,806	3,793,470
3.000%	02/01/47		2,580	2,568,307
3.000%	12/01/47		2,784	2,772,989
3.000%	01/01/48		1,162	1,157,111
3.500%	01/01/26		52	53,388
3.500%	05/01/30		103	105,933
3.500%	06/01/30		20	20,985
3.500%	10/01/30		166	170,483
3.500%	07/01/35		144	147,328
3.500%	08/01/42		652	666,677
3.500%	01/01/44		714	729,671
3.500%	07/01/45		814	829,918
3.500%	09/01/47		4,978	5,059,759
3.500%	10/01/47		816	828,858
3.500%	11/01/47		9,223	9,373,073
3.500%	12/01/47		713	724,668
3.500%	02/01/48		1,292	1,312,889
4.000%	06/01/42		418	433,796
4.000%	09/01/44		784	810,140
4.000%	04/01/45		273	282,233
4.000%	05/01/45		502	519,621
4.000%	02/01/46		2,910	3,006,181
4.000%	05/01/46		889	917,800
4.000%	01/01/47		756	789,899
4.000%	12/01/47		1,995	2,059,717
4.000%	09/01/48		193	198,868
4.000%	11/01/48		6,746	6,958,299
4.500%	12/01/34		165	174,929
4.500%	09/01/40		157	166,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	03/01/41	822	$870,930
4.500%	07/01/41	268	283,694
4.500%	03/01/44	315	330,798
4.500%	07/01/45	97	101,974
4.500%	12/01/45	2,027	2,126,397
4.500%	10/01/48	2,751	2,880,395
5.000%	05/01/38	910	980,366
5.000%	12/01/38	69	74,205
5.000%	11/01/41	93	100,225
5.000%	02/01/42	966	1,043,203
5.500%	08/01/40	52	56,943
5.500%	06/01/41	277	304,301
6.000%	11/01/37	11	12,167
Federal National Mortgage Assoc.
2.000%	04/01/30	73	70,630
2.000%	07/01/30	278	270,502
2.000%	08/01/30	77	75,449
2.000%	04/01/31	250	243,139
2.500%	05/01/30	392	390,215
2.500%	05/01/30	71	71,084
2.500%	06/01/30	155	153,864
2.500%	07/01/30	410	407,861
2.500%	07/01/30	365	363,615
2.500%	07/01/30	363	361,666
2.500%	08/01/30	196	195,216
2.500%	07/01/31	760	756,420
2.500%	09/01/31	1,879	1,867,900
2.500%	04/01/37	3,586	3,517,059
2.500%	04/01/43	50	48,356
2.500%	09/01/43	115	111,959
2.500%	04/01/45	60	58,516
2.500%	09/01/46	87	84,652
3.000%	06/01/30	522	527,375
3.000%	07/01/30	592	598,869
3.000%	07/01/30	367	371,055
3.000%	07/01/30	75	75,937
3.000%	09/01/30	373	376,956
3.000%	11/01/30	192	193,830
3.000%	03/01/31	630	635,717
3.000%	02/01/32	1,892	1,910,591
3.000%	03/01/35	220	222,323
3.000%	09/01/35	398	402,346
3.000%	09/01/35	112	112,964
3.000%	03/01/36	195	197,793
3.000%	02/01/37	332	334,805
3.000%	06/01/45	1,205	1,206,565
3.000%	07/01/45	470	469,162
3.000%	08/01/45	1,415	1,412,945
3.000%	01/01/46	226	225,644
3.000%	10/01/46	934	931,329
3.000%	10/01/46	741	738,256
3.000%	11/01/46	2,524	2,516,417
3.000%	12/01/46	3,940	3,927,986
3.000%	12/01/46	1,048	1,044,430
3.000%	02/01/47	2,763	2,754,629
3.000%	11/01/48	3,185	3,172,063
3.500%	11/01/25	117	119,415

A1307

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	11/01/26	599	$612,753
3.500%	09/01/29	94	96,613
3.500%	12/01/29	240	245,634
3.500%	04/01/30	126	129,242
3.500%	05/01/30	216	221,517
3.500%	10/01/30	387	396,635
3.500%	01/01/35	75	77,001
3.500%	08/01/35	48	49,494
3.500%	02/01/36	993	1,015,530
3.500%	02/01/37	315	321,649
3.500%	06/01/43	1,552	1,584,736
3.500%	08/01/47	750	761,377
3.500%	09/01/47	4,626	4,698,039
3.500%	10/01/47	2,596	2,636,369
3.500%	12/01/47	2,918	2,963,487
3.500%	01/01/48	2,781	2,823,780
3.500%	04/01/48	616	625,005
3.500%	05/01/48	1,428	1,450,457
3.500%	06/01/48	7,664	7,782,066
3.500%	09/01/57	2,940	2,974,472
3.500%	05/01/58	1,161	1,174,370
4.000%	04/01/25	75	77,610
4.000%	04/01/26	46	47,634
4.000%	05/01/27	48	49,721
4.000%	04/01/29	336	345,950
4.000%	05/01/32	29	30,068
4.000%	04/01/35	455	470,103
4.000%	03/01/41	1,041	1,079,435
4.000%	11/01/42	974	1,010,048
4.000%	06/01/44	396	409,809
4.000%	03/01/45	299	309,133
4.000%	01/01/46	1,082	1,118,552
4.000%	03/01/46	1,827	1,889,025
4.000%	06/01/46	88	91,143
4.000%	04/01/47	1,436	1,483,233
4.000%	10/01/47	4,543	4,695,289
4.000%	11/01/47	1,421	1,474,472
4.000%	12/01/47	3,573	3,691,595
4.000%	01/01/48	2,256	2,331,616
4.000%	09/01/48	1,352	1,393,404
4.000%	11/01/48	3,238	3,335,312
4.500%	04/01/25	42	43,083
4.500%	01/01/34	22	22,986
4.500%	11/01/39	106	112,330
4.500%	03/01/40	69	73,293
4.500%	08/01/40	398	420,305
4.500%	02/01/41	304	321,153
4.500%	06/01/41	987	1,043,094
4.500%	09/01/41	165	173,705
4.500%	01/01/42	501	528,860
4.500%	01/01/43	487	515,223
4.500%	03/01/44	244	256,950
4.500%	06/01/44	81	85,071
4.500%	01/01/45	122	128,786
4.500%	12/01/48	1,881	1,965,964
4.500%	01/01/51	1,808	1,896,483
5.000%	07/01/28	12	12,385
5.000%	12/01/35	66	70,471

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	05/01/38		442	$474,940
5.000%	10/01/41		338	364,555
5.000%	04/01/48		1,079	1,140,079
5.500%	05/01/37		41	45,599
5.500%	07/01/38		207	223,570
5.500%	05/01/39		296	322,231
5.500%	05/01/40		244	262,145
5.500%	07/01/41		356	387,186
5.500%	09/01/41		277	304,552
5.500%	02/01/42		1,239	1,331,578
6.000%	02/01/36		136	150,314
6.000%	11/01/38		149	164,511
6.000%	09/01/39		349	385,262
6.000%	06/01/40		193	212,618
6.000%	05/01/41		101	111,363
Government National Mortgage Assoc.
2.500%	01/20/47		454	444,313
3.000%	11/20/43		1,498	1,506,996
3.000%	01/15/45		287	287,925
3.000%	01/15/45		154	155,022
3.000%	03/15/45		323	324,564
3.000%	07/15/45		31	31,571
3.000%	01/20/47		3,001	3,019,018
3.000%	03/20/47		1,257	1,265,755
3.000%	06/20/47		4,860	4,886,492
3.000%	08/20/47		2,112	2,122,381
3.000%	12/20/47		1,984	1,993,464
3.500%	07/15/42		95	98,293
3.500%	04/15/45		354	362,187
3.500%	07/20/47	(k)	11,911	12,181,057
3.500%	08/20/47		2,985	3,052,001
3.500%	09/20/47		621	634,467
3.500%	11/20/47		2,044	2,089,321
3.500%	12/20/47		457	466,646
3.500%	02/20/49		2,893	2,956,128
4.000%	01/15/41		103	107,229
4.000%	03/15/44		483	501,511
4.000%	05/15/45		202	209,169
4.000%	01/20/46		884	915,823
4.000%	02/20/46		302	312,680
4.000%	03/20/46		1,384	1,436,214
4.000%	07/20/47		3,668	3,790,152
4.000%	12/20/48		1,795	1,854,003
4.500%	04/15/40		114	120,085
4.500%	10/15/41		274	288,336
4.500%	07/20/44		972	1,023,303
4.500%	04/20/45		1,208	1,271,288
4.500%	11/20/48		1,492	1,551,299
4.500%	02/20/49		3,718	3,866,335
5.000%	06/15/38		140	150,170
5.000%	01/15/39		104	111,405
5.000%	06/15/39		205	220,250
5.000%	12/15/39		178	191,358
5.000%	10/20/42		72	77,520
5.000%	03/15/44		833	886,876
5.500%	03/15/37		31	33,629

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $224,914,530)				223,752,623

A1308

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
4.375%	11/15/39		7,586	$9,639,554
U.S. Treasury Notes
1.500%	08/15/20		10,452	10,326,249
2.500%	05/15/24	(k)	22,546	22,804,927

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,612,523)				42,770,730

TOTAL LONG-TERM INVESTMENTS (cost $1,926,969,946)				1,941,258,120

			Shares

SHORT-TERM INVESTMENTS — 5.5%
UNAFFILIATED FUND — 1.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $29,167,953)			29,167,953	29,167,953

AFFILIATED MUTUAL FUND — 0.6%
PGIM Institutional Money Market Fund (cost 11,020,081; includes $10,994,478 of cash collateral for securities on loan)(b)(w)			11,016,778	11,018,982

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 3.5%
U.S. Treasury Bills
(cost $71,207,590)
2.391%	05/21/19		71,444	71,214,043

TOTAL SHORT-TERM INVESTMENTS (cost $111,395,624)				111,400,978

TOTAL INVESTMENTS — 101.3% (cost $2,038,365,570)				2,052,659,098
Liabilities in excess of other assets(z) — (1.3)%				(26,526,308)

NET ASSETS — 100.0%				$2,026,132,790

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,744,836; cash collateral of $10,994,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
626	2 Year U.S. Treasury Notes	Jun. 2019	$ 133,396,687	$ 179,265
2,177	3 Year Australian Treasury Bonds	Jun. 2019	480,371,779	861,472
2,483	5 Year U.S. Treasury Notes	Jun. 2019	287,601,234	1,609,198
996	10 Year Canadian Government Bonds	Jun. 2019	103,628,421	(119,099)
51	10 Year Euro-Bund	Jun. 2019	9,516,232	11,543
145	10 Year Mini Japanese Government Bond	Jun. 2019	20,053,776	69,340
243	10 Year U.S. Ultra Treasury Notes	Jun. 2019	32,265,844	709,891

A1309

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
22	30 Year Euro Buxl	Jun. 2019	$4,729,904	$208,557
132	Euro Schatz Index	Jun. 2019	16,580,329	23,692
137	Euro-OAT	Jun. 2019	24,999,204	679,268

				4,233,127

Short Positions:
50	5 Year Euro-Bobl	Jun. 2019	7,467,525	2,524
37	10 Year Australian Treasury Bonds	Jun. 2019	27,960,316	8,847
232	10 Year U.K. Gilt	Jun. 2019	39,091,719	(145,033)
601	10 Year U.S. Treasury Notes	Jun. 2019	74,655,469	(90,120)
156	20 Year U.S. Treasury Bonds	Jun. 2019	23,346,375	(545,531)
74	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	12,432,000	(465,254)
1,093	Euro Currency	Jun. 2019	154,229,131	1,256,950

				22,383

				$4,255,510

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/19	Bank of America, N.A.	AUD	48,638	$34,533,078	$34,539,510	$6,432	$—
Expiring 04/04/19	Bank of America, N.A.	AUD	8,231	5,830,198	5,845,115	14,917	—
Expiring 04/04/19	Bank of America, N.A.	AUD	7,245	5,141,421	5,144,922	3,501	—
Expiring 04/04/19	Deutsche Bank AG	AUD	355	251,057	252,098	1,041	—
Expiring 04/04/19	Deutsche Bank AG	AUD	355	251,630	252,099	469	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	2,272	1,612,054	1,613,425	1,371	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	1,670	1,185,992	1,185,924	—	(68)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	531,371	536,861	5,490	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	532,077	536,861	4,784	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	534,118	536,862	2,744	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	413	293,492	293,285	—	(207)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	355	248,889	252,098	3,209	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	355	249,851	252,098	2,247	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	355	251,283	252,098	815	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	242,780	244,286	1,506	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	243,557	244,286	729	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	343	242,269	243,576	1,307	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	343	243,541	243,576	35	—
Expiring 04/30/19	Bank of America, N.A.	AUD	7,588	5,387,571	5,391,248	3,677	—
Expiring 04/30/19	Bank of America, N.A.	AUD	5,729	4,069,595	4,070,434	839	—
Brazilian Real,
Expiring 04/02/19	Citibank, N.A.	BRL	27,494	7,357,829	7,020,312	—	(337,517)
Expiring 04/02/19	Citibank, N.A.	BRL	14,060	3,552,299	3,590,077	37,778	—
Expiring 04/02/19	Citibank, N.A.	BRL	4,635	1,189,468	1,183,500	—	(5,968)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	9,590	2,481,242	2,448,709	—	(32,533)
Expiring 05/03/19	Citibank, N.A.	BRL	4,635	1,168,595	1,181,042	12,447	—
British Pound,
Expiring 04/11/19	Citibank, N.A.	GBP	6,667	8,684,321	8,689,141	4,820	—
Expiring 04/11/19	Citibank, N.A.	GBP	900	1,176,836	1,172,975	—	(3,861)
Expiring 04/11/19	Deutsche Bank AG	GBP	19,059	25,053,399	24,839,710	—	(213,689)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	19,664	26,135,108	25,628,210	—	(506,898)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	9,266	12,335,910	12,076,434	—	(259,476)

A1310

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	1,337	$1,765,147	$1,742,520	$—	$(22,627)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	739	979,038	963,143	—	(15,895)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	661	864,281	861,485	—	(2,796)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	583	762,197	759,828	—	(2,369)
Canadian Dollar,
Expiring 04/04/19	Deutsche Bank AG	CAD	2,761	2,066,173	2,066,391	218	—
Expiring 04/04/19	Deutsche Bank AG	CAD	794	594,644	594,246	—	(398)
Expiring 04/04/19	Deutsche Bank AG	CAD	781	583,058	584,517	1,459	—
Expiring 04/04/19	Deutsche Bank AG	CAD	728	543,575	544,850	1,275	—
Expiring 04/04/19	Deutsche Bank AG	CAD	392	292,003	293,382	1,379	—
Expiring 04/04/19	Deutsche Bank AG	CAD	334	248,822	249,973	1,151	—
Expiring 04/04/19	Deutsche Bank AG	CAD	331	246,731	247,728	997	—
Expiring 04/04/19	Deutsche Bank AG	CAD	331	247,633	247,728	95	—
Expiring 04/04/19	Deutsche Bank AG	CAD	331	248,683	247,727	—	(956)
Expiring 04/04/19	Deutsche Bank AG	CAD	327	243,674	244,734	1,060	—
Expiring 04/04/19	Deutsche Bank AG	CAD	327	245,497	244,734	—	(763)
Expiring 04/04/19	Deutsche Bank AG	CAD	262	196,067	196,086	19	—
Expiring 04/04/19	Deutsche Bank AG	CAD	131	97,881	98,043	162	—
Expiring 04/04/19	Deutsche Bank AG	CAD	111	83,159	83,075	—	(84)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	36,687	27,482,855	27,457,329	—	(25,526)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	6,385	4,798,068	4,778,670	—	(19,398)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	3,284	2,464,596	2,457,815	—	(6,781)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	1,258	939,634	941,514	1,880	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	846	636,061	633,164	—	(2,897)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	794	591,974	594,247	2,273	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	728	541,780	544,850	3,070	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	728	545,506	544,850	—	(656)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	723	540,776	541,108	332	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	723	541,192	541,109	—	(83)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	716	534,483	535,870	1,387	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	716	538,798	535,869	—	(2,929)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	602	451,479	450,549	—	(930)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	588	438,253	440,071	1,818	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	530	397,764	396,663	—	(1,101)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	458	343,121	342,777	—	(344)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	458	343,218	342,776	—	(442)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	334	249,637	249,972	335	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	243,622	244,733	1,111	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	244,130	244,734	604	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	244,158	244,734	576	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	244,158	244,734	576	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	245,200	244,733	—	(467)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	245,508	244,733	—	(775)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	245,869	244,734	—	(1,135)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	327	245,873	244,734	—	(1,139)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	262	196,377	196,087	—	(290)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	65	48,720	48,647	—	(73)
Expiring 04/30/19	Deutsche Bank AG	CAD	1,776	1,329,915	1,330,076	161	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	CAD	13,929	10,441,185	10,431,658	—	(9,527)
Chilean Peso,
Expiring 04/04/19	Bank of America, N.A.	CLP	549,000	831,100	806,761	—	(24,339)
Expiring 04/04/19	Citibank, N.A.	CLP	25,200	38,130	37,032	—	(1,098)

A1311

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/30/19	Citibank, N.A.	CLP	118,900	$174,858	$174,731	$—	$(127)
Chinese Renminbi,
Expiring 06/19/19	Bank of America, N.A.	CNH	11,620	1,727,222	1,727,994	772	—
Expiring 06/19/19	Citibank, N.A.	CNH	23,038	3,423,994	3,425,949	1,955	—
Colombian Peso,
Expiring 04/04/19	Citibank, N.A.	COP	4,865,400	1,558,978	1,525,582	—	(33,396)
Expiring 04/04/19	Deutsche Bank AG	COP	676,284	212,099	212,054	—	(45)
Czech Koruna,
Expiring 04/04/19	Bank of America, N.A.	CZK	37,992	1,653,660	1,651,294	—	(2,366)
Danish Krone,
Expiring 04/04/19	Citibank, N.A.	DKK	31,678	4,764,899	4,762,331	—	(2,568)
Euro,
Expiring 04/04/19	Bank of America, N.A.	EUR	17,500	19,887,754	19,640,633	—	(247,121)
Expiring 04/04/19	Bank of America, N.A.	EUR	10,745	12,082,044	12,059,349	—	(22,695)
Expiring 04/04/19	Citibank, N.A.	EUR	10,745	12,093,519	12,059,348	—	(34,171)
Expiring 04/04/19	Citibank, N.A.	EUR	4,304	4,834,335	4,830,473	—	(3,862)
Expiring 04/04/19	Citibank, N.A.	EUR	4,304	4,834,640	4,830,473	—	(4,167)
Expiring 04/04/19	Citibank, N.A.	EUR	2,152	2,416,674	2,415,237	—	(1,437)
Expiring 04/04/19	Citibank, N.A.	EUR	218	244,594	244,666	72	—
Expiring 04/04/19	Citibank, N.A.	EUR	218	245,684	244,666	—	(1,018)
Expiring 04/04/19	Deutsche Bank AG	EUR	10,888	12,264,810	12,219,841	—	(44,969)
Expiring 04/04/19	Deutsche Bank AG	EUR	1,915	2,175,536	2,149,247	—	(26,289)
Expiring 04/04/19	Deutsche Bank AG	EUR	1,275	1,447,362	1,430,960	—	(16,402)
Expiring 04/04/19	Deutsche Bank AG	EUR	755	848,390	847,353	—	(1,037)
Expiring 04/04/19	Deutsche Bank AG	EUR	533	603,756	598,197	—	(5,559)
Expiring 04/04/19	Deutsche Bank AG	EUR	444	504,231	498,311	—	(5,920)
Expiring 04/04/19	Deutsche Bank AG	EUR	306	349,286	343,430	—	(5,856)
Expiring 04/04/19	Deutsche Bank AG	EUR	288	328,139	323,229	—	(4,910)
Expiring 04/04/19	Deutsche Bank AG	EUR	222	249,834	249,155	—	(679)
Expiring 04/04/19	Deutsche Bank AG	EUR	222	250,024	249,155	—	(869)
Expiring 04/04/19	Deutsche Bank AG	EUR	222	250,632	249,155	—	(1,477)
Expiring 04/04/19	Deutsche Bank AG	EUR	218	244,266	244,666	400	—
Expiring 04/04/19	Deutsche Bank AG	EUR	218	245,493	244,667	—	(826)
Expiring 04/04/19	Deutsche Bank AG	EUR	218	246,370	244,666	—	(1,704)
Expiring 04/04/19	Deutsche Bank AG	EUR	218	246,393	244,666	—	(1,727)
Expiring 04/04/19	Deutsche Bank AG	EUR	218	246,853	244,666	—	(2,187)
Expiring 04/04/19	Deutsche Bank AG	EUR	218	247,749	244,666	—	(3,083)
Expiring 04/04/19	Deutsche Bank AG	EUR	217	244,936	243,544	—	(1,392)
Expiring 04/04/19	Deutsche Bank AG	EUR	217	244,987	243,543	—	(1,444)
Expiring 04/04/19	Deutsche Bank AG	EUR	217	244,998	243,544	—	(1,454)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	295,487	332,023,981	331,631,519	—	(392,462)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	41,484	46,618,187	46,558,400	—	(59,787)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	32,250	36,222,878	36,194,880	—	(27,998)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	27,430	31,150,879	30,785,289	—	(365,590)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	21,780	24,592,452	24,444,170	—	(148,282)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	21,780	24,600,925	24,444,171	—	(156,754)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	10,888	12,278,507	12,219,841	—	(58,666)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	10,888	12,286,999	12,219,840	—	(67,159)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	1,466	1,652,881	1,645,324	—	(7,557)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	912	1,037,150	1,023,557	—	(13,593)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	755	848,385	847,353	—	(1,032)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	747	850,644	838,374	—	(12,270)

A1312

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	527	$600,226	$591,465	$—	$(8,761)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	444	502,430	498,311	—	(4,119)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	267	304,909	299,660	—	(5,249)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	222	250,708	249,155	—	(1,553)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	222	251,610	249,156	—	(2,454)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	222	252,463	249,156	—	(3,307)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	219	246,199	245,788	—	(411)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	218	245,381	244,666	—	(715)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	218	246,920	244,666	—	(2,254)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	218	247,229	244,666	—	(2,563)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	218	247,593	244,666	—	(2,927)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	217	243,933	243,544	—	(389)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	217	244,729	243,544	—	(1,185)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	217	245,230	243,544	—	(1,686)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	155	175,399	173,960	—	(1,439)
Expiring 04/11/19	Deutsche Bank AG	EUR	222	250,926	249,302	—	(1,624)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	1,421	1,610,877	1,595,760	—	(15,117)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	400	451,125	449,193	—	(1,932)
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	222	251,737	249,303	—	(2,434)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	48,055	54,114,254	54,051,956	—	(62,298)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	41,703	46,967,000	46,907,267	—	(59,733)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	614	691,122	690,624	—	(498)
Hungarian Forint,
Expiring 04/04/19	Citibank, N.A.	HUF	2,502,790	8,753,769	8,743,815	—	(9,954)
Indian Rupee,
Expiring 04/04/19	Citibank, N.A.	INR	404,469	5,681,143	5,833,084	151,941	—
Expiring 04/30/19	Citibank, N.A.	INR	251,309	3,611,280	3,609,784	—	(1,496)
Indonesian Rupiah,
Expiring 04/04/19	Citibank, N.A.	IDR	14,556,500	1,026,689	1,021,444	—	(5,245)
Israeli Shekel,
Expiring 04/04/19	Citibank, N.A.	ILS	12,495	3,458,139	3,441,049	—	(17,090)
Expiring 04/04/19	Citibank, N.A.	ILS	11,514	3,171,726	3,170,887	—	(839)
Expiring 04/30/19	Citibank, N.A.	ILS	8,440	2,328,950	2,328,365	—	(585)
Japanese Yen,
Expiring 04/04/19	Bank of America, N.A.	JPY	4,246,452	38,328,662	38,335,745	7,083	—
Expiring 04/04/19	Bank of America, N.A.	JPY	398,900	3,613,814	3,601,154	—	(12,660)
Expiring 04/04/19	Citibank, N.A.	JPY	4,735,317	42,740,145	42,749,077	8,932	—
Expiring 04/04/19	Deutsche Bank AG	JPY	31,288,203	282,395,718	282,460,880	65,162	—
Expiring 04/04/19	Deutsche Bank AG	JPY	28,367,748	254,142,329	256,095,853	1,953,524	—
Expiring 04/04/19	Deutsche Bank AG	JPY	214,300	1,923,605	1,934,639	11,034	—
Expiring 04/04/19	Deutsche Bank AG	JPY	71,786	643,167	648,063	4,896	—
Expiring 04/04/19	Deutsche Bank AG	JPY	65,640	592,674	592,579	—	(95)
Expiring 04/04/19	Deutsche Bank AG	JPY	60,742	550,792	548,361	—	(2,431)
Expiring 04/04/19	Deutsche Bank AG	JPY	60,240	545,332	543,830	—	(1,502)
Expiring 04/04/19	Deutsche Bank AG	JPY	49,230	442,089	444,434	2,345	—
Expiring 04/04/19	Deutsche Bank AG	JPY	49,230	444,426	444,435	9	—
Expiring 04/04/19	Deutsche Bank AG	JPY	32,820	294,605	296,289	1,684	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,350	245,133	246,908	1,775	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	11,784,049	106,362,392	106,382,998	20,606	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	1,369,575	12,276,495	12,364,128	87,633	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	148,200	1,331,160	1,337,907	6,747	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	120,340	1,080,814	1,086,395	5,581	—

A1313

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	76,580	$691,264	$691,342	$78	$—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,742	544,402	548,361	3,959	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,742	545,605	548,361	2,756	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,240	543,131	543,830	699	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,170	544,284	543,197	—	(1,087)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,170	545,285	543,198	—	(2,087)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	54,700	493,671	493,816	145	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	245,358	246,908	1,550	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	245,756	246,908	1,152	—
Expiring 04/26/19	Deutsche Bank AG	JPY	20,704,334	187,183,541	187,284,477	100,936	—
Expiring 04/26/19	JPMorgan Chase Bank, N.A.	JPY	76,580	692,252	692,717	465	—
Mexican Peso,
Expiring 04/04/19	Citibank, N.A.	MXN	172,848	8,928,319	8,896,369	—	(31,950)
Expiring 04/04/19	Citibank, N.A.	MXN	130,320	6,720,522	6,707,482	—	(13,040)
Expiring 04/04/19	Citibank, N.A.	MXN	56,668	2,957,051	2,916,664	—	(40,387)
Expiring 04/04/19	Citibank, N.A.	MXN	46,504	2,366,948	2,393,529	26,581	—
Expiring 04/04/19	Citibank, N.A.	MXN	46,504	2,402,438	2,393,529	—	(8,909)
Expiring 04/04/19	Citibank, N.A.	MXN	46,504	2,404,302	2,393,530	—	(10,772)
Expiring 04/04/19	Citibank, N.A.	MXN	17,815	924,107	916,926	—	(7,181)
Expiring 04/04/19	Citibank, N.A.	MXN	17,815	924,269	916,926	—	(7,343)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	MXN	159,050	8,201,942	8,186,196	—	(15,746)
Expiring 04/30/19	Citibank, N.A.	MXN	192,830	9,904,061	9,883,173	—	(20,888)
New Taiwanese Dollar,
Expiring 04/03/19	Citibank, N.A.	TWD	66,037	2,138,781	2,143,293	4,512	—
Expiring 04/03/19	Citibank, N.A.	TWD	62,895	2,040,720	2,041,316	596	—
Expiring 04/03/19	Deutsche Bank AG	TWD	103,622	3,356,178	3,363,149	6,971	—
Expiring 04/03/19	Deutsche Bank AG	TWD	38,790	1,262,284	1,258,966	—	(3,318)
Expiring 04/30/19	Citibank, N.A.	TWD	2,575	83,466	83,714	248	—
Expiring 04/30/19	Deutsche Bank AG	TWD	66,037	2,140,029	2,146,882	6,853	—
New Zealand Dollar,
Expiring 04/04/19	Citibank, N.A.	NZD	23,139	15,756,594	15,759,352	2,758	—
Expiring 04/04/19	Citibank, N.A.	NZD	3,023	2,053,585	2,058,884	5,299	—
Expiring 04/04/19	Deutsche Bank AG	NZD	3,381	2,300,956	2,302,708	1,752	—
Expiring 04/04/19	Deutsche Bank AG	NZD	506	346,470	344,623	—	(1,847)
Expiring 04/04/19	Deutsche Bank AG	NZD	447	303,706	304,440	734	—
Expiring 04/04/19	Deutsche Bank AG	NZD	434	297,029	295,586	—	(1,443)
Expiring 04/04/19	Deutsche Bank AG	NZD	373	253,428	254,040	612	—
Expiring 04/04/19	Deutsche Bank AG	NZD	361	244,060	245,868	1,808	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	4,745	3,242,368	3,231,693	—	(10,675)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,620	1,111,789	1,103,338	—	(8,451)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,590	1,081,024	1,082,907	1,883	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,373	946,848	935,113	—	(11,735)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,373	947,510	935,113	—	(12,397)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,229	835,608	837,039	1,431	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,229	836,333	837,039	706	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	795	540,622	541,453	831	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	447	304,493	304,440	—	(53)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	442	301,243	301,034	—	(209)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	373	253,623	254,040	417	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	368	250,508	250,635	127	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	368	250,771	250,635	—	(136)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	364	246,389	247,910	1,521	—

A1314

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	364	$248,186	$247,911	$—	$(275)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	364	250,366	247,910	—	(2,456)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	245,406	245,867	461	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	245,491	245,868	377	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	245,888	245,867	—	(21)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	246,121	245,868	—	(253)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	246,236	245,867	—	(369)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	246,911	245,868	—	(1,043)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	246,979	245,867	—	(1,112)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	247,063	245,867	—	(1,196)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	247,228	245,867	—	(1,361)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	248,080	245,868	—	(2,212)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	255	173,099	173,674	575	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	109	73,936	74,237	301	—
Expiring 04/30/19	Citibank, N.A.	NZD	7,036	4,793,402	4,794,314	912	—
Expiring 04/30/19	Deutsche Bank AG	NZD	3,749	2,552,645	2,554,560	1,915	—
Norwegian Krone,
Expiring 04/04/19	Bank of America, N.A.	NOK	65,535	7,580,795	7,600,095	19,300	—
Expiring 04/04/19	Bank of America, N.A.	NOK	2,103	243,437	243,885	448	—
Expiring 04/04/19	Citibank, N.A.	NOK	11,407	1,297,915	1,322,870	24,955	—
Expiring 04/04/19	Citibank, N.A.	NOK	2,122	244,814	246,088	1,274	—
Expiring 04/04/19	Deutsche Bank AG	NOK	9,295	1,076,436	1,077,942	1,506	—
Expiring 04/04/19	Deutsche Bank AG	NOK	7,149	825,852	829,070	3,218	—
Expiring 04/04/19	Deutsche Bank AG	NOK	5,070	589,285	587,968	—	(1,317)
Expiring 04/04/19	Deutsche Bank AG	NOK	4,647	542,023	538,913	—	(3,110)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	79,178	9,206,407	9,182,273	—	(24,134)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	69,551	8,086,306	8,065,830	—	(20,476)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	8,871	1,010,120	1,028,770	18,650	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	8,027	936,791	930,891	—	(5,900)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,901	557,548	568,369	10,821	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,647	537,445	538,913	1,468	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,647	538,027	538,913	886	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,647	538,516	538,912	396	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,626	537,326	536,478	—	(848)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,122	245,870	246,088	218	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,122	247,943	246,088	—	(1,855)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,122	248,446	246,088	—	(2,358)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	244,685	244,929	244	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	246,248	244,929	—	(1,319)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	247,855	244,928	—	(2,927)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,103	239,469	243,885	4,416	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,103	240,691	243,885	3,194	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,103	244,184	243,885	—	(299)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,103	246,351	243,885	—	(2,466)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	1,479	171,233	171,520	287	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	634	73,516	73,525	9	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	NOK	63,609	7,403,031	7,384,290	—	(18,741)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	NOK	63,609	7,403,695	7,384,290	—	(19,405)
Peruvian Nuevo Sol,
Expiring 04/04/19	Citibank, N.A.	PEN	7,002	2,114,258	2,109,767	—	(4,491)
Expiring 04/30/19	Citibank, N.A.	PEN	7,002	2,109,608	2,106,566	—	(3,042)

A1315

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 04/04/19	Citibank, N.A.	PLN	42,597	$11,114,677	$11,096,802	$—	$(17,875)
Russian Ruble,
Expiring 04/04/19	Citibank, N.A.	RUB	557,130	8,595,032	8,482,232	—	(112,800)
Expiring 04/04/19	Citibank, N.A.	RUB	292,641	4,434,936	4,455,422	20,486	—
Expiring 04/04/19	Citibank, N.A.	RUB	84,390	1,321,071	1,284,827	—	(36,244)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	RUB	77,320	1,204,549	1,177,187	—	(27,362)
Expiring 04/30/19	Citibank, N.A.	RUB	77,320	1,188,359	1,172,084	—	(16,275)
Singapore Dollar,
Expiring 04/04/19	Citibank, N.A.	SGD	4,126	3,044,753	3,044,807	54	—
Expiring 04/04/19	Citibank, N.A.	SGD	4,112	3,036,407	3,034,476	—	(1,931)
Expiring 04/04/19	Deutsche Bank AG	SGD	1,600	1,183,379	1,180,729	—	(2,650)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SGD	2,575	1,901,358	1,900,237	—	(1,121)
Expiring 04/30/19	Citibank, N.A.	SGD	1,706	1,260,342	1,259,582	—	(760)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	SGD	1,600	1,181,973	1,181,319	—	(654)
South African Rand,
Expiring 04/04/19	Bank of America, N.A.	ZAR	423,156	29,253,921	29,306,219	52,298	—
Expiring 04/04/19	Bank of America, N.A.	ZAR	144,855	10,214,087	10,032,121	—	(181,966)
Expiring 04/04/19	Bank of America, N.A.	ZAR	35,670	2,469,950	2,470,373	423	—
Expiring 04/04/19	Citibank, N.A.	ZAR	71,390	4,941,818	4,944,207	2,389	—
Expiring 04/04/19	Citibank, N.A.	ZAR	48,650	3,401,717	3,369,319	—	(32,398)
Expiring 04/04/19	Citibank, N.A.	ZAR	34,641	2,422,716	2,399,108	—	(23,608)
Expiring 04/04/19	Citibank, N.A.	ZAR	21,990	1,505,276	1,522,946	17,670	—
Expiring 04/04/19	Deutsche Bank AG	ZAR	35,670	2,467,271	2,470,373	3,102	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	35,670	2,461,723	2,470,372	8,649	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	35,670	2,465,642	2,470,372	4,730	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	35,670	2,470,290	2,470,372	82	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	34,641	2,419,754	2,399,108	—	(20,646)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	15,840	1,094,288	1,097,020	2,732	—
Expiring 04/30/19	Bank of America, N.A.	ZAR	299,510	20,641,419	20,678,276	36,857	—
South Korean Won,
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	KRW	35,158,558	30,873,881	30,979,433	105,552	—
Swedish Krona,
Expiring 04/04/19	Deutsche Bank AG	SEK	23,294	2,516,331	2,506,578	—	(9,753)
Expiring 04/04/19	Deutsche Bank AG	SEK	10,597	1,140,355	1,140,302	—	(53)
Expiring 04/04/19	Deutsche Bank AG	SEK	5,603	603,256	602,917	—	(339)
Expiring 04/04/19	Deutsche Bank AG	SEK	4,085	439,792	439,571	—	(221)
Expiring 04/04/19	Deutsche Bank AG	SEK	2,304	246,855	247,924	1,069	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,266	244,635	243,835	—	(800)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	111,339	12,025,658	11,980,759	—	(44,899)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	37,033	3,983,133	3,984,978	1,845	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	8,677	934,719	933,698	—	(1,021)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	8,677	947,260	933,698	—	(13,562)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	5,023	539,461	540,506	1,045	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,085	431,846	439,571	7,725	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,269	243,445	244,158	713	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,269	245,062	244,159	—	(903)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,269	246,324	244,158	—	(2,166)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,266	241,527	243,835	2,308	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,266	243,493	243,836	343	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,266	243,624	243,835	211	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	907	96,010	97,598	1,588	—

A1316

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 04/04/19	Bank of America, N.A.	CHF	16,726	$16,805,493	$16,807,040	$1,547	$—
Expiring 04/04/19	Deutsche Bank AG	CHF	623	625,980	626,018	38	—
Expiring 04/04/19	Deutsche Bank AG	CHF	302	300,132	303,463	3,331	—
Expiring 04/04/19	Deutsche Bank AG	CHF	252	253,225	253,221	—	(4)
Expiring 04/04/19	Deutsche Bank AG	CHF	249	247,471	250,207	2,736	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	655	658,100	658,173	73	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	252	249,612	253,221	3,609	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	252	250,687	253,221	2,534	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	252	251,337	253,221	1,884	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	252	253,746	253,221	—	(525)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	249	246,564	250,206	3,642	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	249	246,810	250,206	3,396	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	249	248,938	250,207	1,269	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	249	251,017	250,207	—	(810)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	184	185,110	184,892	—	(218)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	125	124,885	125,606	721	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	124	123,918	124,601	683	—
Thai Baht,
Expiring 04/04/19	Bank of America, N.A.	THB	71,620	2,264,915	2,257,156	—	(7,759)
Expiring 04/04/19	Citibank, N.A.	THB	64,800	2,044,616	2,042,219	—	(2,397)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	THB	247,634	7,811,798	7,804,363	—	(7,435)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	THB	71,620	2,259,021	2,258,646	—	(375)
Turkish Lira,
Expiring 04/04/19	Bank of America, N.A.	TRY	55,139	9,724,520	9,820,248	95,728	—
Expiring 04/04/19	Bank of America, N.A.	TRY	19,934	3,642,493	3,550,244	—	(92,249)
Expiring 04/04/19	Bank of America, N.A.	TRY	13,291	2,407,420	2,367,125	—	(40,295)
Expiring 04/04/19	Citibank, N.A.	TRY	46,651	8,223,478	8,308,537	85,059	—
Expiring 04/04/19	Citibank, N.A.	TRY	13,528	2,377,504	2,409,334	31,830	—
Expiring 04/04/19	Citibank, N.A.	TRY	6,395	1,126,734	1,138,948	12,214	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	26,583	4,695,233	4,734,429	39,196	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,528	2,355,768	2,409,334	53,566	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,528	2,403,055	2,409,335	6,280	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,291	2,406,038	2,367,126	—	(38,912)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,291	2,407,659	2,367,125	—	(40,534)
Expiring 04/11/19	Citibank, N.A.	TRY	13,528	2,424,373	2,389,806	—	(34,567)
Expiring 04/30/19	Bank of America, N.A.	TRY	31,951	5,473,311	5,526,240	52,929	—

				$2,336,894,571	$2,335,624,951	3,411,594	(4,681,214)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/04/19	Bank of America, N.A.	AUD	41,141	$29,141,075	$29,215,634	$—	$(74,559)
Expiring 04/04/19	Bank of America, N.A.	AUD	7,588	5,384,832	5,388,499	—	(3,667)
Expiring 04/04/19	Bank of America, N.A.	AUD	5,729	4,067,602	4,068,360	—	(758)
Expiring 04/04/19	Bank of America, N.A.	AUD	344	243,840	244,287	—	(447)
Expiring 04/04/19	Deutsche Bank AG	AUD	1,470	1,034,645	1,043,898	—	(9,253)
Expiring 04/04/19	Deutsche Bank AG	AUD	1,168	828,277	829,437	—	(1,160)
Expiring 04/04/19	Deutsche Bank AG	AUD	923	654,257	655,453	—	(1,196)
Expiring 04/04/19	Deutsche Bank AG	AUD	825	584,106	585,861	—	(1,755)
Expiring 04/04/19	Deutsche Bank AG	AUD	781	557,070	554,615	2,455	—

A1317

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/04/19	Deutsche Bank AG	AUD	343	$244,897	$243,577	$ 1,320	$ —
Expiring 04/04/19	Deutsche Bank AG	AUD	343	243,189	243,576	—	(387)
Expiring 04/04/19	Deutsche Bank AG	AUD	343	242,811	243,576	—	(765)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	2,067	1,476,212	1,467,847	8,365	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	893	633,180	634,150	—	(970)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	781	553,478	554,615	—	(1,137)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	757	540,659	537,571	3,088	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	757	539,915	537,572	2,343	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	538,908	536,862	2,046	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	538,446	536,862	1,584	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	756	535,906	536,861	—	(955)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	245,781	244,286	1,495	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	244,465	244,287	178	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	243,874	244,286	—	(412)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	243,682	244,287	—	(605)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	242,323	244,286	—	(1,963)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	344	242,026	244,286	—	(2,260)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	343	244,616	243,576	1,040	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	343	241,400	243,576	—	(2,176)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	AUD	343	241,189	243,576	—	(2,387)
Expiring 04/30/19	Bank of America, N.A.	AUD	48,638	34,550,004	34,557,130	—	(7,126)
Expiring 04/30/19	Bank of America, N.A.	AUD	7,245	5,144,037	5,147,547	—	(3,510)
Expiring 04/30/19	Deutsche Bank AG	AUD	2,745	1,950,926	1,950,313	613	—
Brazilian Real,
Expiring 04/02/19	Citibank, N.A.	BRL	41,554	11,120,507	10,610,389	510,118	—
Expiring 04/02/19	Citibank, N.A.	BRL	4,635	1,171,046	1,183,500	—	(12,454)
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	4,955	1,307,733	1,265,209	42,524	—
Expiring 04/02/19	JPMorgan Chase Bank, N.A.	BRL	4,635	1,189,468	1,183,500	5,968	—
Expiring 05/03/19	Citibank, N.A.	BRL	14,060	3,544,865	3,582,622	—	(37,757)
British Pound,
Expiring 04/11/19	Bank of America, N.A.	GBP	1,412	1,845,567	1,840,268	5,299	—
Expiring 04/11/19	Bank of America, N.A.	GBP	1,280	1,696,614	1,668,231	28,383	—
Expiring 04/11/19	Bank of America, N.A.	GBP	410	542,155	534,356	7,799	—
Expiring 04/11/19	Citibank, N.A.	GBP	1,596	2,111,299	2,080,076	31,223	—
Expiring 04/11/19	Citibank, N.A.	GBP	472	614,481	615,160	—	(679)
Expiring 04/11/19	Deutsche Bank AG	GBP	67,490	88,716,821	87,960,124	756,697	—
Expiring 04/11/19	Deutsche Bank AG	GBP	9,266	12,258,454	12,076,433	182,021	—
Expiring 04/11/19	Deutsche Bank AG	GBP	194	256,122	252,841	3,281	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	9,266	12,256,541	12,076,434	180,107	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	9,266	12,248,147	12,076,434	171,713	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	1,244	1,640,555	1,621,313	19,242	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	1,009	1,340,339	1,315,035	25,304	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	350	463,796	456,158	7,638	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	GBP	194	257,196	252,841	4,355	—
Expiring 04/30/19	Deutsche Bank AG	GBP	1,515	1,976,857	1,976,399	458	—
Canadian Dollar,
Expiring 04/04/19	Deutsche Bank AG	CAD	1,776	1,329,056	1,329,196	—	(140)
Expiring 04/04/19	Deutsche Bank AG	CAD	1,523	1,144,455	1,139,845	4,610	—
Expiring 04/04/19	Deutsche Bank AG	CAD	1,439	1,071,969	1,076,978	—	(5,009)
Expiring 04/04/19	Deutsche Bank AG	CAD	331	246,439	247,727	—	(1,288)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	44,817	33,634,528	33,541,993	92,535	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	13,929	10,434,450	10,424,759	9,691	—

A1318

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	759	$564,204	$568,052	$ —	$(3,848)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	720	537,032	538,863	—	(1,831)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	396	295,575	296,374	—	(799)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	331	248,436	247,727	709	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	331	247,805	247,727	78	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	329	245,937	246,231	—	(294)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	325	244,269	243,236	1,033	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CAD	325	243,452	243,237	215	—
Expiring 04/30/19	Deutsche Bank AG	CAD	2,761	2,067,508	2,067,758	—	(250)
Expiring 04/30/19	Deutsche Bank AG	CAD	2,230	1,670,404	1,670,083	321	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	CAD	36,687	27,500,592	27,475,498	25,094	—
Chilean Peso,
Expiring 04/04/19	Bank of America, N.A.	CLP	455,300	689,253	669,068	20,185	—
Expiring 04/04/19	Citibank, N.A.	CLP	118,900	174,858	174,725	133	—
Chinese Renminbi,
Expiring 06/19/19	Bank of America, N.A.	CNH	7,207	1,068,747	1,071,743	—	(2,996)
Expiring 06/19/19	Citibank, N.A.	CNH	9,220	1,368,339	1,371,093	—	(2,754)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CNH	1,905	283,084	283,290	—	(206)
Colombian Peso,
Expiring 04/04/19	Citibank, N.A.	COP	5,541,684	1,789,314	1,737,635	51,679	—
Expiring 04/30/19	Deutsche Bank AG	COP	676,284	211,641	211,719	—	(78)
Czech Koruna,
Expiring 04/04/19	Bank of America, N.A.	CZK	37,992	1,681,111	1,651,293	29,818	—
Expiring 04/30/19	Bank of America, N.A.	CZK	37,992	1,654,866	1,652,524	2,342	—
Danish Krone,
Expiring 04/04/19	Citibank, N.A.	DKK	31,678	4,822,392	4,762,331	60,061	—
Expiring 04/30/19	Citibank, N.A.	DKK	31,678	4,776,178	4,773,621	2,557	—
Euro,
Expiring 04/04/19	Bank of America, N.A.	EUR	8,577	9,738,883	9,626,155	112,728	—
Expiring 04/04/19	Bank of America, N.A.	EUR	2,571	2,913,735	2,885,490	28,245	—
Expiring 04/04/19	Bank of America, N.A.	EUR	2,005	2,263,478	2,250,256	13,222	—
Expiring 04/04/19	Citibank, N.A.	EUR	2,803	3,155,892	3,145,868	10,024	—
Expiring 04/04/19	Citibank, N.A.	EUR	1,883	2,119,810	2,113,332	6,478	—
Expiring 04/04/19	Citibank, N.A.	EUR	1,179	1,325,412	1,323,218	2,194	—
Expiring 04/04/19	Deutsche Bank AG	EUR	2,893	3,278,773	3,246,877	31,896	—
Expiring 04/04/19	Deutsche Bank AG	EUR	1,251	1,416,210	1,404,025	12,185	—
Expiring 04/04/19	Deutsche Bank AG	EUR	534	606,919	599,320	7,599	—
Expiring 04/04/19	Deutsche Bank AG	EUR	267	299,758	299,660	98	—
Expiring 04/04/19	Deutsche Bank AG	EUR	222	249,237	249,155	82	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	344,261	390,959,999	386,371,646	4,588,353	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	48,055	53,997,003	53,933,177	63,826	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	41,703	46,864,291	46,804,189	60,102	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	21,921	24,767,684	24,602,418	165,266	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	21,921	24,715,731	24,602,417	113,314	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	16,184	18,251,910	18,163,657	88,253	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	10,888	12,337,966	12,219,840	118,126	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	6,397	7,270,370	7,179,493	90,877	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	482	546,082	540,959	5,123	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	482	546,034	540,959	5,075	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	479	547,497	537,592	9,905	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	479	542,527	537,592	4,935	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	479	541,998	537,593	4,405	—

A1319

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	478	$542,174	$ 536,469	$5,705	$ —
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	267	300,973	299,660	1,313	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	EUR	222	250,565	249,156	1,409	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	22,290	25,328,797	25,031,303	297,494	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	844	959,750	947,799	11,951	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	755	849,151	847,853	1,298	—
Expiring 04/11/19	JPMorgan Chase Bank, N.A.	EUR	666	749,809	747,907	1,902	—
Expiring 04/30/19	Deutsche Bank AG	EUR	5,218	5,872,932	5,869,173	3,759	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	295,487	332,744,951	332,361,886	383,065	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	41,484	46,720,357	46,660,938	59,419	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	13,372	15,034,941	15,040,740	—	(5,799)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	EUR	1,157	1,302,210	1,301,386	824	—
Hungarian Forint,
Expiring 04/04/19	Citibank, N.A.	HUF	2,502,790	9,001,187	8,743,814	257,373	—
Expiring 04/30/19	Citibank, N.A.	HUF	2,502,790	8,770,948	8,761,034	9,914	—
Indian Rupee,
Expiring 04/04/19	Citibank, N.A.	INR	251,309	3,626,654	3,624,274	2,380	—
Expiring 04/04/19	Citibank, N.A.	INR	99,670	1,440,318	1,437,400	2,918	—
Expiring 04/04/19	Citibank, N.A.	INR	53,490	751,317	771,411	—	(20,094)
Indonesian Rupiah,
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	IDR	14,556,500	1,025,467	1,021,445	4,022	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	51,391,971	3,560,480	3,571,400	—	(10,920)
Israeli Shekel,
Expiring 04/04/19	Citibank, N.A.	ILS	11,514	3,186,636	3,170,888	15,748	—
Expiring 04/04/19	Citibank, N.A.	ILS	8,440	2,324,941	2,324,326	615	—
Expiring 04/04/19	Citibank, N.A.	ILS	4,055	1,118,224	1,116,723	1,501	—
Expiring 04/30/19	Citibank, N.A.	ILS	11,514	3,177,196	3,176,398	798	—
Japanese Yen,
Expiring 04/04/19	Bank of America, N.A.	JPY	2,188,830	19,817,922	19,760,127	57,795	—
Expiring 04/04/19	Bank of America, N.A.	JPY	1,362,107	12,233,981	12,296,709	—	(62,728)
Expiring 04/04/19	Bank of America, N.A.	JPY	1,094,415	9,923,966	9,880,063	43,903	—
Expiring 04/04/19	Citibank, N.A.	JPY	1,433,475	12,979,370	12,940,999	38,371	—
Expiring 04/04/19	Citibank, N.A.	JPY	1,362,107	12,229,660	12,296,709	—	(67,049)
Expiring 04/04/19	Citibank, N.A.	JPY	548,507	4,974,173	4,951,763	22,410	—
Expiring 04/04/19	Citibank, N.A.	JPY	545,551	4,947,187	4,925,078	22,109	—
Expiring 04/04/19	Citibank, N.A.	JPY	545,551	4,945,621	4,925,077	20,544	—
Expiring 04/04/19	Citibank, N.A.	JPY	272,776	2,472,298	2,462,543	9,755	—
Expiring 04/04/19	Citibank, N.A.	JPY	27,350	248,538	246,908	1,630	—
Expiring 04/04/19	Deutsche Bank AG	JPY	36,554,112	327,482,716	329,999,988	—	(2,517,272)
Expiring 04/04/19	Deutsche Bank AG	JPY	20,704,334	186,869,641	186,912,761	—	(43,120)
Expiring 04/04/19	Deutsche Bank AG	JPY	2,737,337	24,715,736	24,711,889	3,847	—
Expiring 04/04/19	Deutsche Bank AG	JPY	33,153	297,751	299,296	—	(1,545)
Expiring 04/04/19	Deutsche Bank AG	JPY	27,679	250,586	249,878	708	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,649	251,959	249,607	2,352	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,649	251,521	249,607	1,914	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,590	247,745	249,075	—	(1,330)
Expiring 04/04/19	Deutsche Bank AG	JPY	27,382	249,183	247,197	1,986	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,382	248,008	247,197	811	—
Expiring 04/04/19	Deutsche Bank AG	JPY	27,382	247,446	247,197	249	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	4,088,091	36,911,786	36,906,108	5,678	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	2,737,337	24,733,826	24,711,890	21,936	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	2,737,337	24,707,794	24,711,889	—	(4,095)

A1320

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):

Japanese Yen (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	961,837	$ 8,724,034	$ 8,683,187	$ 40,847	$ —
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	821,461	7,415,635	7,415,913	—	(278)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	548,507	4,951,546	4,951,763	—	(217)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	405,532	3,675,971	3,661,026	14,945	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	272,954	2,466,045	2,464,150	1,895	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	222,200	2,001,063	2,005,958	—	(4,895)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	172,800	1,559,243	1,559,988	—	(745)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	103,930	938,964	938,250	714	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	103,930	931,713	938,250	—	(6,537)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	76,580	691,084	691,343	—	(259)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	60,170	539,834	543,197	—	(3,363)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	49,721	450,803	448,867	1,936	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,679	251,711	249,878	1,833	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,679	248,761	249,878	—	(1,117)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,679	248,045	249,878	—	(1,833)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,679	247,849	249,878	—	(2,029)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,649	250,795	249,607	1,188	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,649	248,982	249,607	—	(625)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,649	247,854	249,607	—	(1,753)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,590	247,310	249,075	—	(1,765)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	249,438	246,908	2,530	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	248,824	246,908	1,916	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	248,349	246,908	1,441	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	247,662	246,908	754	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	247,653	246,908	745	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	27,350	246,948	246,908	40	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	20,178	183,908	182,162	1,746	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	19,145	173,505	172,836	669	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	JPY	8,205	74,328	74,072	256	—
Expiring 04/26/19	Bank of America, N.A.	JPY	4,246,452	38,392,497	38,411,984	—	(19,487)
Expiring 04/26/19	Citibank, N.A.	JPY	4,735,317	42,811,801	42,834,093	—	(22,292)
Expiring 04/26/19	Citibank, N.A.	JPY	399,350	3,612,565	3,612,387	178	—
Expiring 04/26/19	Deutsche Bank AG	JPY	31,288,203	282,870,080	283,022,613	—	(152,533)
Expiring 04/26/19	Deutsche Bank AG	JPY	224,400	2,031,066	2,029,847	1,219	—
Expiring 04/26/19	JPMorgan Chase Bank, N.A.	JPY	11,784,049	106,540,775	106,594,563	—	(53,788)
Expiring 04/26/19	JPMorgan Chase Bank, N.A.	JPY	143,700	1,298,525	1,299,862	—	(1,337)
Mexican Peso,
Expiring 04/04/19	Citibank, N.A.	MXN	279,838	14,454,798	14,403,072	51,726	—
Expiring 04/04/19	Citibank, N.A.	MXN	192,830	9,944,124	9,924,829	19,295	—
Expiring 04/04/19	Citibank, N.A.	MXN	37,860	1,955,202	1,948,629	6,573	—
Expiring 04/04/19	Citibank, N.A.	MXN	24,450	1,247,278	1,258,425	—	(11,147)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	MXN	92,980	4,921,135	4,785,617	135,518	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	MXN	46,490	2,399,911	2,392,809	7,102	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	MXN	19,580	1,021,938	1,007,769	14,169	—
Expiring 04/30/19	Citibank, N.A.	MXN	130,320	6,693,446	6,679,329	14,117	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	MXN	159,050	8,168,381	8,151,836	16,545	—
New Taiwanese Dollar,
Expiring 04/03/19	Bank of America, N.A.	TWD	56,590	1,833,765	1,836,681	—	(2,916)
Expiring 04/03/19	Citibank, N.A.	TWD	60,320	1,957,171	1,957,743	—	(572)
Expiring 04/03/19	Citibank, N.A.	TWD	2,575	83,398	83,574	—	(176)
Expiring 04/03/19	Deutsche Bank AG	TWD	66,037	2,138,850	2,143,293	—	(4,443)
Expiring 04/03/19	Deutsche Bank AG	TWD	39,090	1,267,304	1,268,702	—	(1,398)

A1321

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):

New Taiwanese Dollar (cont’d.),
Expiring 04/03/19	Deutsche Bank AG	TWD	37,585	$1,216,343	$1,219,857	$ —	$(3,514)
Expiring 04/03/19	Deutsche Bank AG	TWD	9,147	296,211	296,874	—	(663)
Expiring 04/30/19	Citibank, N.A.	TWD	66,037	2,140,514	2,146,881	—	(6,367)
Expiring 04/30/19	Deutsche Bank AG	TWD	103,622	3,358,027	3,368,780	—	(10,753)
New Zealand Dollar,
Expiring 04/04/19	Citibank, N.A.	NZD	21,986	14,935,537	14,974,075	—	(38,538)
Expiring 04/04/19	Citibank, N.A.	NZD	7,036	4,791,192	4,792,031	—	(839)
Expiring 04/04/19	Citibank, N.A.	NZD	795	540,896	541,453	—	(557)
Expiring 04/04/19	Deutsche Bank AG	NZD	3,749	2,551,401	2,553,344	—	(1,943)
Expiring 04/04/19	Deutsche Bank AG	NZD	1,515	1,047,659	1,031,826	15,833	—
Expiring 04/04/19	Deutsche Bank AG	NZD	894	617,901	608,880	9,021	—
Expiring 04/04/19	Deutsche Bank AG	NZD	885	600,421	602,750	—	(2,329)
Expiring 04/04/19	Deutsche Bank AG	NZD	873	595,148	594,577	571	—
Expiring 04/04/19	Deutsche Bank AG	NZD	811	558,073	552,350	5,723	—
Expiring 04/04/19	Deutsche Bank AG	NZD	651	448,461	443,379	5,082	—
Expiring 04/04/19	Deutsche Bank AG	NZD	373	254,263	254,040	223	—
Expiring 04/04/19	Deutsche Bank AG	NZD	373	252,662	254,041	—	(1,379)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,520	1,038,213	1,035,231	2,982	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	1,518	1,032,668	1,033,869	—	(1,201)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	885	602,929	602,749	180	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	811	555,989	552,350	3,639	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	811	550,341	552,350	—	(2,009)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	801	552,909	545,539	7,370	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	795	549,960	541,453	8,507	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	793	542,027	540,091	1,936	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	793	538,196	540,091	—	(1,895)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	745	513,190	507,400	5,790	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	651	439,599	443,379	—	(3,780)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	447	309,637	304,440	5,197	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	373	256,206	254,041	2,165	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	248,795	245,868	2,927	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	248,762	245,867	2,895	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	248,220	245,867	2,353	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	248,220	245,867	2,353	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	246,397	245,868	529	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	361	245,913	245,868	45	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	253	172,057	172,312	—	(255)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	144	97,372	98,074	—	(702)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NZD	108	73,567	73,556	11	—
Expiring 04/30/19	Citibank, N.A.	NZD	23,139	15,763,863	15,766,863	—	(3,000)
Expiring 04/30/19	Deutsche Bank AG	NZD	3,381	2,302,079	2,303,806	—	(1,727)
Expiring 04/30/19	Deutsche Bank AG	NZD	2,880	1,965,145	1,962,425	2,720	—
Norwegian Krone,
Expiring 04/04/19	Bank of America, N.A.	NOK	74,757	8,647,554	8,669,570	—	(22,016)
Expiring 04/04/19	Deutsche Bank AG	NOK	2,957	351,203	342,923	8,280	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,535	296,694	293,984	2,710	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	250,144	244,929	5,215	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	246,348	244,929	1,419	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	245,032	244,929	103	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	244,998	244,929	69	—
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	243,278	244,929	—	(1,651)
Expiring 04/04/19	Deutsche Bank AG	NOK	2,112	243,244	244,929	—	(1,685)

A1322

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/04/19	Deutsche Bank AG	NOK	1,690	$200,053	$195,989	$ 4,064	$ —
Expiring 04/04/19	Deutsche Bank AG	NOK	845	99,513	97,994	1,519	—
Expiring 04/04/19	Deutsche Bank AG	NOK	718	83,229	83,266	—	(37)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	63,609	7,396,124	7,376,736	19,388	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	63,609	7,395,463	7,376,736	18,727	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	15,780	1,848,353	1,830,007	18,346	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	9,337	1,092,893	1,082,812	10,081	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	8,026	951,820	930,775	21,045	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	7,181	839,026	832,781	6,245	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	5,942	691,329	689,094	2,235	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	4,668	554,038	541,348	12,690	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,957	346,332	342,923	3,409	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,957	343,586	342,924	662	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	250,867	244,929	5,938	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	250,415	244,928	5,487	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	249,239	244,928	4,311	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	248,943	244,929	4,014	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	248,322	244,929	3,393	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	248,211	244,929	3,282	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	247,326	244,929	2,397	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	247,131	244,928	2,203	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	247,019	244,929	2,090	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	246,598	244,928	1,670	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	246,409	244,928	1,481	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	246,073	244,929	1,144	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	245,075	244,928	147	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	244,844	244,928	—	(84)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	244,552	244,928	—	(376)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	243,545	244,929	—	(1,384)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	243,145	244,929	—	(1,784)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	2,112	243,138	244,929	—	(1,791)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	1,056	123,884	122,464	1,420	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	NOK	1,056	123,848	122,464	1,384	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	NOK	79,178	9,215,830	9,191,676	24,154	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	NOK	69,551	8,094,582	8,074,090	20,492	—
Peruvian Nuevo Sol,
Expiring 04/04/19	Citibank, N.A.	PEN	7,002	2,112,217	2,109,767	2,450	—
Polish Zloty,
Expiring 04/04/19	Citibank, N.A.	PLN	42,597	11,230,860	11,096,803	134,057	—
Expiring 04/30/19	Citibank, N.A.	PLN	42,597	11,123,675	11,105,976	17,699	—
Russian Ruble,
Expiring 04/04/19	Citibank, N.A.	RUB	655,813	10,098,753	9,984,669	114,084	—
Expiring 04/04/19	Citibank, N.A.	RUB	190,378	2,885,153	2,898,480	—	(13,327)
Expiring 04/04/19	Citibank, N.A.	RUB	87,970	1,319,256	1,339,331	—	(20,075)
Expiring 04/04/19	Citibank, N.A.	RUB	77,320	1,192,842	1,177,187	15,655	—
Expiring 04/30/19	Citibank, N.A.	RUB	557,130	8,562,734	8,445,467	117,267	—
Singapore Dollar,
Expiring 04/04/19	Citibank, N.A.	SGD	4,112	3,034,422	3,034,476	—	(54)
Expiring 04/04/19	Citibank, N.A.	SGD	1,706	1,259,755	1,258,954	801	—
Expiring 04/04/19	Citibank, N.A.	SGD	1,210	895,388	892,927	2,461	—
Expiring 04/04/19	Citibank, N.A.	SGD	1,210	895,321	892,927	2,394	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SGD	1,600	1,181,426	1,180,729	697	—

A1323

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SGD	1,545	$1,139,969	$1,140,142	$ —	$ (173)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SGD	1,030	759,643	760,095	—	(452)
Expiring 04/30/19	Citibank, N.A.	SGD	4,112	3,037,823	3,035,991	1,832	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	SGD	2,575	1,902,238	1,901,186	1,052	—
South African Rand,
Expiring 04/04/19	Bank of America, N.A.	ZAR	466,378	32,885,476	32,299,615	585,861	—
Expiring 04/04/19	Bank of America, N.A.	ZAR	299,510	20,705,938	20,742,955	—	(37,017)
Expiring 04/04/19	Bank of America, N.A.	ZAR	71,363	5,018,283	4,942,337	75,946	—
Expiring 04/04/19	Bank of America, N.A.	ZAR	34,630	2,418,381	2,398,345	20,036	—
Expiring 04/04/19	Bank of America, N.A.	ZAR	31,310	2,170,707	2,168,415	2,292	—
Expiring 04/04/19	Citibank, N.A.	ZAR	34,630	2,392,037	2,398,346	—	(6,309)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	ZAR	35,692	2,489,720	2,471,896	17,824	—
Expiring 04/30/19	Bank of America, N.A.	ZAR	423,156	29,162,767	29,214,839	—	(52,072)
South Korean Won,
Expiring 04/04/19	Bank of America, N.A.	KRW	1,398,621	1,239,802	1,232,373	7,429	—
Expiring 04/04/19	Deutsche Bank AG	KRW	1,340,740	1,181,165	1,181,373	—	(208)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	KRW	32,419,197	28,806,310	28,565,686	240,624	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	KRW	35,158,558	30,895,042	31,003,290	—	(108,248)
Swedish Krona,
Expiring 04/04/19	Citibank, N.A.	SEK	9,560	1,036,686	1,028,714	7,972	—
Expiring 04/04/19	Deutsche Bank AG	SEK	7,931	856,993	853,424	3,569	—
Expiring 04/04/19	Deutsche Bank AG	SEK	4,993	540,408	537,277	3,131	—
Expiring 04/04/19	Deutsche Bank AG	SEK	4,110	447,824	442,261	5,563	—
Expiring 04/04/19	Deutsche Bank AG	SEK	4,110	443,507	442,261	1,246	—
Expiring 04/04/19	Deutsche Bank AG	SEK	3,177	346,301	341,864	4,437	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,740	296,215	294,841	1,374	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,333	252,841	251,045	1,796	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,304	249,004	247,924	1,080	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,304	248,510	247,925	585	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,304	248,064	247,925	139	—
Expiring 04/04/19	Deutsche Bank AG	SEK	2,283	246,735	245,665	1,070	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	80,608	8,669,899	8,673,914	—	(4,015)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	15,395	1,663,559	1,656,595	6,964	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	14,978	1,617,626	1,611,725	5,901	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	9,984	1,078,361	1,074,340	4,021	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	8,754	949,982	941,984	7,998	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	8,624	931,480	927,995	3,485	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	8,623	947,214	927,888	19,326	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	7,931	854,985	853,424	1,561	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	7,715	830,920	830,181	739	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,992	539,694	537,169	2,525	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,985	542,462	536,416	6,046	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,985	538,393	536,416	1,977	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,985	533,618	536,416	—	(2,798)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	4,567	493,438	491,437	2,001	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	3,686	400,230	396,636	3,594	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,723	295,941	293,012	2,929	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,333	253,875	251,046	2,829	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,333	252,230	251,045	1,185	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,283	248,434	245,665	2,769	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,283	247,578	245,665	1,913	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,269	245,739	244,158	1,581	—

A1324

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	2,269	$243,420	$244,159	$—	$(739)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	SEK	1,586	172,174	170,663	1,511	—
Expiring 04/30/19	Deutsche Bank AG	SEK	23,294	2,521,190	2,511,459	9,731	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	SEK	111,339	12,048,953	12,004,097	44,856	—
Swiss Franc,
Expiring 04/04/19	Bank of America, N.A.	CHF	16,726	16,753,711	16,807,041	—	(53,330)
Expiring 04/04/19	Deutsche Bank AG	CHF	713	708,677	716,455	—	(7,778)
Expiring 04/04/19	Deutsche Bank AG	CHF	590	587,589	592,859	—	(5,270)
Expiring 04/04/19	Deutsche Bank AG	CHF	123	122,413	123,596	—	(1,183)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	849	856,353	853,114	3,239	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	600	605,023	602,907	2,116	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	554	556,241	556,685	—	(444)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	548	549,496	550,655	—	(1,159)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	CHF	541	544,025	543,621	404	—
Expiring 04/30/19	Bank of America, N.A.	CHF	16,726	16,846,571	16,849,117	—	(2,546)
Expiring 04/30/19	Deutsche Bank AG	CHF	623	627,519	627,586	—	(67)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	CHF	655	659,726	659,822	—	(96)
Thai Baht,
Expiring 04/04/19	Citibank, N.A.	THB	64,800	2,034,281	2,042,218	—	(7,937)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	THB	180,094	5,662,692	5,675,791	—	(13,099)
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	THB	71,620	2,259,306	2,257,156	2,150	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	THB	67,540	2,118,603	2,128,572	—	(9,969)
Expiring 04/30/19	Citibank, N.A.	THB	64,800	2,043,945	2,043,567	378	—
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	THB	247,634	7,810,813	7,809,516	1,297	—
Turkish Lira,
Expiring 04/04/19	Bank of America, N.A.	TRY	88,364	16,146,542	15,737,616	408,926	—
Expiring 04/04/19	Bank of America, N.A.	TRY	31,951	5,634,998	5,690,469	—	(55,471)
Expiring 04/04/19	Citibank, N.A.	TRY	26,591	4,730,569	4,735,854	—	(5,285)
Expiring 04/04/19	Citibank, N.A.	TRY	13,385	2,422,800	2,383,867	38,933	—
Expiring 04/04/19	Citibank, N.A.	TRY	13,299	2,425,276	2,368,550	56,726	—
Expiring 04/04/19	Citibank, N.A.	TRY	13,299	2,423,365	2,368,550	54,815	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,385	2,453,960	2,383,867	70,093	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,385	2,452,602	2,383,867	68,735	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	13,385	2,414,483	2,383,867	30,616	—
Expiring 04/04/19	JPMorgan Chase Bank, N.A.	TRY	8,115	1,416,478	1,445,281	—	(28,803)
Expiring 04/30/19	Bank of America, N.A.	TRY	55,139	9,445,491	9,536,833	—	(91,342)
Expiring 04/30/19	Citibank, N.A.	TRY	46,651	7,984,663	8,068,750	—	(84,087)

				$3,217,045,553	$3,208,903,562	12,084,891	(3,942,900)

						$15,496,485	$(8,624,114)

Interest rate swap agreements outstanding at March 31, 2019:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	10,871	09/16/24	1.844%(S)	6 Month BBSW(2)(S)	$ —	$ 132	$ 132
AUD	14,779	09/18/24	1.970%(S)	6 Month BBSW(1)(S)	(30,205)	(121,259)	(91,054)
CAD	10,459	09/16/24	2.094%(S)	3 Month CDOR(1)(S)	(2,486)	(31,721)	(29,235)

A1325

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CAD	13,874	09/18/24	2.060%(S)	3 Month CDOR(1)(S)	$1,407	$(70,465)	$ (71,872)
CAD	3,244	09/18/29	2.281%(S)	3 Month CDOR(1)(S)	(1,022)	(36,012)	(34,990)
EUR	6,386	09/16/24	0.406%(A)	6 Month EURIBOR(2)(S)	9,878	35,950	26,072
EUR	4,290	09/18/24	0.156%(A)	6 Month EURIBOR(2)(S)	(4,115)	18,573	22,688
EUR	4,344	09/18/29	1.156%(A)	6 Month EURIBOR(2)(S)	278	32,589	32,311
EUR	1,960	09/18/29	0.688%(A)	6 Month EURIBOR(2)(S)	7,714	31,328	23,614
GBP	99,530	12/20/21	1.340%(S)	6 Month GBP LIBOR(2)(S)	(122,355)	914,072	1,036,427
GBP	95,396	03/17/23	1.350%(S)	6 Month GBP LIBOR(2)(S)	25,625	591,298	565,673
GBP	3,816	09/18/24	1.281%(S)	6 Month GBP LIBOR(2)(S)	48,511	47,699	(812)
GBP	1,753	09/18/29	1.438%(S)	6 Month GBP LIBOR(1)(S)	(2,561)	(43,772)	(41,211)
GBP	21,020	12/18/29	1.680%(S)	6 Month GBP LIBOR(1)(S)	71,893	(1,116,898)	(1,188,791)
HUF	2,291,406	03/20/29	3.060%(A)	6 Month BUBOR(1)(S)	18,507	(68,846)	(87,353)
JPY	803,067	09/17/24	0.031%(S)	6 Month JPY LIBOR(1)(S)	(5,222)	(15,225)	(10,003)
JPY	242,193	09/18/29	0.188%(S)	6 Month JPY LIBOR(1)(S)	(5,373)	(17,920)	(12,547)
NOK	68,101	09/16/24	1.906%(A)	6 Month NIBOR(1)(S)	(278)	3,049	3,327
NOK	45,720	09/18/24	1.813%(A)	6 Month NIBOR(2)(S)	(6,034)	(7,944)	(1,910)
NOK	21,402	09/18/29	2.031%(A)	6 Month NIBOR(2)(S)	(3,802)	6,399	10,201
NZD	190,899	03/17/23	2.190%(S)	3 Month BBR(2)(Q)	99,578	1,089,684	990,106
NZD	11,396	09/16/24	2.188%(S)	3 Month BBR(2)(Q)	8,236	49,948	41,712
NZD	15,185	09/18/24	1.897%(S)	3 Month BBR(1)(Q)	—	(46,595)	(46,595)
NZD	8,469	06/19/29	2.969%(S)	3 Month BBR(2)(Q)	676	84,247	83,571
NZD	3,570	09/18/29	2.438%(S)	3 Month BBR(2)(Q)	(2,135)	49,980	52,115
PLN	129,663	06/19/29	2.440%(A)	6 Month WIBOR(1)(S)	(243,971)	(495,123)	(251,152)
SEK	68,979	09/16/24	0.719%(A)	3 Month STIBOR(2)(Q)	(408)	16,755	17,163
SEK	93,203	09/18/24	0.500%(A)	3 Month STIBOR(2)(Q)	(398)	23,275	23,673
SEK	42,039	03/20/29	1.720%(A)	3 Month STIBOR(2)(Q)	(522)	85,356	85,878
SEK	21,261	09/18/29	1.000%(A)	3 Month STIBOR(2)(Q)	(647)	18,072	18,719
	131,460	06/21/21	3.124%(S)	3 Month LIBOR(2)(Q)	—	2,005,991	2,005,991
	8,651	06/21/21	3.030%(S)	3 Month LIBOR(2)(Q)	8,176	116,149	107,973
	377,328	09/16/22	2.930%(S)	3 Month LIBOR(2)(Q)	(687,976)	5,495,031	6,183,007
	8,017	09/16/24	2.500%(S)	3 Month LIBOR(1)(Q)	(12,754)	(55,059)	(42,305)
	10,549	09/18/24	2.530%(S)	3 Month LIBOR(1)(Q)	(30,012)	(131,000)	(100,988)

A1326

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	29,580	06/19/29	3.187%(S)	3 Month LIBOR(1)(Q)	$—	$(2,036,713)	$(2,036,713)
	3,277	06/19/29	3.120%(S)	3 Month LIBOR(1)(Q)	(17,453)	(206,167)	(188,714)
	2,492	09/18/29	2.688%(S)	3 Month LIBOR(1)(Q)	(12,077)	(59,542)	(47,465)
	82,363	09/16/30	3.010%(S)	3 Month LIBOR(1)(Q)	910,971	(3,989,211)	(4,900,182)
ZAR	467,879	06/19/29	8.060%(Q)	3 Month JIBAR(1)(Q)	167,896	(48,187)	(216,083)

					$187,540	$2,117,918	$1,930,378

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$11,249,311
Morgan Stanley	1,050,000	5,899,988

Total	$1,050,000	$17,149,299

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Sovereign Bonds	40.8%
U.S. Government Agency Obligations	11.0
Banks	10.7
U.S. Treasury Obligations	5.6
Auto Manufacturers	3.1
Automobiles	3.1
Media	3.0
Agriculture	2.5
Telecommunications	2.0
Electric	1.9
Pipelines	1.9
Consumer Loans	1.6
Oil & Gas	1.5
Unaffiliated Mutual Fund	1.4
Commercial Mortgage-Backed Securities	1.4
Diversified Financial Services	1.4
Insurance	1.3
Pharmaceuticals	1.1

Beverages	1.0%
Semiconductors	0.8
Healthcare-Products	0.8
Municipal Bonds	0.6
Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	0.5
Credit Cards	0.5
Equipment	0.4
Computers	0.3
Biotechnology	0.3
Software	0.2
Healthcare-Services	0.2
Holding Companies-Diversified	0.1
Transportation	0.1
Trucking & Leasing	0.1
Miscellaneous Manufacturing	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

A1327

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.9%
COMMON STOCKS — 83.7%
Aerospace & Defense — 2.2%
Astronics Corp.*	48,419	$1,584,270
BAE Systems PLC (United Kingdom)	166,686	1,048,946
BWX Technologies, Inc.(a)	131,055	6,497,707
Cobham PLC (United Kingdom)*	739,171	1,061,567
General Dynamics Corp.	54,156	9,167,528
Leonardo SpA (Italy)	127,571	1,487,176
Lockheed Martin Corp.(k)	58,650	17,604,383
Moog, Inc. (Class A Stock)	27,108	2,357,041
Safran SA (France)	14,636	2,010,555
Ultra Electronics Holdings PLC (United Kingdom)	46,138	960,773

		43,779,946

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	68,149	5,172,509
Forward Air Corp.	36,720	2,376,886

		7,549,395

Airlines — 0.1%
Hawaiian Holdings, Inc.	50,397	1,322,921

Auto Components — 0.3%
Cooper Tire & Rubber Co.	52,090	1,556,970
Gentherm, Inc.*	52,660	1,941,048
Toyo Tire Corp. (Japan)	150,460	1,707,916

		5,205,934

Banks — 5.8%
1st Source Corp.	34,960	1,570,054
Banc of California, Inc.	169,820	2,350,309
Bank of America Corp.	454,115	12,529,033
Bank of Ireland Group PLC (Ireland)	247,998	1,478,087
China Construction Bank Corp. (China) (Class H Stock)	3,679,000	3,160,352
Fifth Third Bancorp	100,253	2,528,381
First Citizens BancShares, Inc. (Class A Stock)	5,824	2,371,533
First Midwest Bancorp, Inc.	115,360	2,360,266
First Republic Bank	51,562	5,179,919
Great Western Bancorp, Inc.	70,490	2,226,779
Hancock Whitney Corp.	72,710	2,937,483
HDFC Bank Ltd. (India)	49,534	1,661,766
HDFC Bank Ltd. (India), ADR	8,653	1,002,969
ICICI Bank Ltd. (India)	412,872	2,392,110
ICICI Bank Ltd. (India), ADR	42,154	483,085
IndusInd Bank Ltd. (India)	49,700	1,277,549
ING Groep NV (Netherlands)	129,074	1,564,651
International Bancshares Corp.	74,091	2,817,681
Intesa Sanpaolo SpA (Italy)	480,657	1,172,264
JPMorgan Chase & Co.(k)	109,116	11,045,813
M&T Bank Corp.	92,937	14,592,968
Mitsubishi UFJ Financial Group, Inc. (Japan)	362,700	1,796,686
Nordea Bank Abp (Finland)(a)	126,082	961,135
PNC Financial Services Group, Inc. (The)	176,756	21,680,891
Resona Holdings, Inc. (Japan)	283,000	1,224,539
Sberbank of Russia PJSC (Russia)	560,893	1,830,267
Signature Bank	26,045	3,335,583

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	123,805	$953,863
Synovus Financial Corp.	53,188	1,827,540
Union Bankshares Corp.	66,690	2,156,088
Webster Financial Corp.	47,615	2,412,652
Wells Fargo & Co.(k)	26,577	1,284,201

		116,166,497

Beverages — 3.0%
C&C Group PLC (Ireland)	595,245	2,139,341
Coca-Cola Co. (The)	437,380	20,495,627
Diageo PLC (United Kingdom)	412,400	16,864,398
Heineken NV (Netherlands)	9,972	1,053,103
Monster Beverage Corp.*	39,451	2,153,236
PepsiCo, Inc.	139,102	17,046,950
Treasury Wine Estates Ltd. (Australia)	143,960	1,527,291

		61,279,946

Biotechnology — 0.2%
Exact Sciences Corp.*(a)	26,432	2,289,540
Jinyu Bio-Technology Co. Ltd. (China) (Class A Stock)	405,600	1,076,073

		3,365,613

Building Products — 1.1%
American Woodmark Corp.*	39,180	3,237,443
Cie de Saint-Gobain (France)	105,365	3,829,919
Lennox International, Inc.(a)	50,868	13,449,499
Tyman PLC (United Kingdom)	716,018	2,258,515

		22,775,376

Capital Markets — 1.4%
Ares Capital Corp.	90,775	1,555,884
Banca Generali SpA (Italy)	44,780	1,116,609
E*TRADE Financial Corp.	53,138	2,467,197
FactSet Research Systems, Inc.(a)	24,228	6,015,086
Hamilton Lane, Inc. (Class A Stock)	51,545	2,246,331
Intercontinental Exchange, Inc.	46,609	3,548,809
Moody’s Corp.	16,588	3,003,921
Solar Capital Ltd	69,947	1,457,695
TD Ameritrade Holding Corp.(k)	80,877	4,043,041
UBS Group AG (Switzerland)*	182,155	2,212,130

		27,666,703

Chemicals — 1.8%
DowDuPont, Inc.	152,049	8,105,732
Linde PLC (United Kingdom)	63,965	11,253,362
Orion Engineered Carbons SA (Luxembourg)	165,740	3,147,403
Sensient Technologies Corp.	36,985	2,507,213
Sherwin-Williams Co. (The)	15,093	6,500,706
Shin-Etsu Chemical Co. Ltd. (Japan)	15,900	1,334,725
Stepan Co.	20,840	1,823,917
Yara International ASA (Norway)	14,850	609,058

		35,282,116

Commercial Services & Supplies — 2.2%
ACCO Brands Corp.	245,575	2,102,121
ADT, Inc.(a)	250,890	1,603,187
Babcock International Group PLC (United Kingdom)	158,674	1,021,294

A1328

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Cimpress NV (Netherlands)*(a)	28,518	$2,285,147
Cintas Corp.	70,691	14,287,358
Clean Harbors, Inc.*	114,273	8,173,948
Copart, Inc.*(a)	53,418	3,236,597
Edenred (France)	30,777	1,403,443
Matthews International Corp. (Class A Stock)	43,755	1,616,747
Serco Group PLC (United Kingdom)*	602,895	1,006,379
Steelcase, Inc. (Class A Stock)	132,170	1,923,074
Waste Connections, Inc.	71,451	6,329,844

		44,989,139

Communications Equipment — 1.0%
Cisco Systems, Inc.	153,260	8,274,507
Motorola Solutions, Inc.	80,715	11,334,000
Nokia OYJ (Finland)	223,645	1,273,284

		20,881,791

Construction & Engineering — 0.7%
Primoris Services Corp.	66,400	1,373,151
Valmont Industries, Inc.	17,570	2,285,857
Vinci SA (France)	102,669	10,002,578

		13,661,586

Construction Materials — 0.1%
CRH PLC (Ireland)	80,982	2,506,178

Consumer Finance — 1.2%
American Express Co.	144,975	15,845,768
Credit Acceptance Corp.*(a)	19,312	8,727,672

		24,573,440

Containers & Packaging — 1.5%
Ball Corp.	298,659	17,280,410
International Paper Co.	29,587	1,368,990
Packaging Corp. of America	41,668	4,140,966
Sealed Air Corp.	66,860	3,079,572
Smurfit Kappa Group PLC (Ireland)	33,096	926,275
Vidrala SA (Spain)	49,454	4,325,222

		31,121,435

Diversified Consumer Services — 0.1%
Kroton Educacional SA (Brazil)	619,200	1,657,378

Diversified Financial Services — 0.6%
Ackermans & van Haaren NV (Belgium)	5,830	880,421
Berkshire Hathaway, Inc. (Class B Stock)*	39,646	7,964,485
Cerved Group SpA (Italy)	402,501	4,010,393

		12,855,299

Diversified Telecommunication Services — 1.0%
BCE, Inc. (Canada)	52,695	2,339,897
BT Group PLC (United Kingdom)	643,420	1,871,322
Hellenic Telecommunications Organization SA (Greece)	40,652	543,838
Nippon Telegraph & Telephone Corp. (Japan)	2,855	121,256
Telenor ASA (Norway)	57,147	1,145,394
Verizon Communications, Inc.	221,278	13,084,168

		19,105,875

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 0.7%
Avangrid, Inc.(a)	100,370	$5,053,630
Edison International	74,872	4,636,074
EDP - Energias de Portugal SA (Portugal)	456,707	1,794,325
OGE Energy Corp.	56,084	2,418,342

		13,902,371

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	106,315	2,002,675
AMETEK, Inc.	54,502	4,522,031
Schneider Electric SE (France)	27,596	2,167,394
Thermon Group Holdings, Inc.*	115,294	2,825,856

		11,517,956

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.(a)	70,865	3,805,451
Coherent, Inc.*	5,890	834,731
CTS Corp.	66,300	1,947,231
Keysight Technologies, Inc.*	33,980	2,963,055
ScanSource, Inc.*	26,870	962,483
Zebra Technologies Corp. (Class A Stock)*	13,704	2,871,399

		13,384,350

Energy Equipment & Services — 0.2%
Era Group, Inc.*	50,650	584,501
SEACOR Holdings, Inc.*	35,490	1,500,517
SEACOR Marine Holdings, Inc.*	61,706	821,307
Subsea 7 SA (United Kingdom)	98,928	1,229,949

		4,136,274

Entertainment — 0.6%
CJ CGV Co. Ltd. (South Korea)	13,697	524,154
Netflix, Inc.*	10,964	3,909,324
Nexon Co. Ltd. (Japan)*	140,034	2,194,382
Sea Ltd. (Thailand), ADR*(a)	53,144	1,249,947
Spotify Technology SA*	23,293	3,233,068

		11,110,875

Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexander & Baldwin, Inc.	150,780	3,835,843
American Tower Corp.	207,257	40,842,064
Brandywine Realty Trust	161,160	2,555,998
Brixmor Property Group, Inc.	150,711	2,768,561
Camden Property Trust	32,819	3,331,129
Corporate Office Properties Trust	112,260	3,064,697
Crown Castle International Corp.	109,588	14,027,263
DiamondRock Hospitality Co.	126,860	1,373,894
Gaming & Leisure Properties, Inc.	41,571	1,603,393
Hibernia REIT PLC (Ireland)	753,981	1,132,648
Park Hotels & Resorts, Inc.	85,791	2,666,384
Physicians Realty Trust	206,000	3,874,859
PotlatchDeltic Corp.	88,910	3,359,909
Public Storage	94,038	20,479,596
RPT Realty(a)	259,800	3,120,198
STORE Capital Corp.	88,085	2,950,848
Summit Hotel Properties, Inc.(a)	142,881	1,630,272

		112,617,556

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	37,011	8,961,844

A1329

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	64,965	$2,165,300

		11,127,144

Food Products — 1.8%
Archer-Daniels-Midland Co.	45,359	1,956,334
CJ CheilJedang Corp. (South Korea)	8,526	2,425,775
Conagra Brands, Inc.	94,438	2,619,710
Cranswick PLC (United Kingdom)	159,194	5,646,297
Hershey Co. (The)	34,505	3,962,209
Hormel Foods Corp.(a)	35,246	1,577,611
Ingredion, Inc.	27,139	2,569,792
Kraft Heinz Co. (The)	40,069	1,308,253
Lamb Weston Holdings, Inc.	39,185	2,936,524
Mondelez International, Inc. (Class A Stock)	193,010	9,635,059
Post Holdings, Inc.*	21,230	2,322,561

		36,960,125

Gas Utilities — 0.8%
New Jersey Resources Corp.	25,580	1,273,628
Rubis SCA (France)	103,958	5,673,699
Spire, Inc.	20,185	1,661,024
UGI Corp.	137,376	7,613,378

		16,221,729

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	32,653	2,610,281
Align Technology, Inc.*	10,396	2,955,895
Baxter International, Inc.	144,767	11,771,005
Danaher Corp.	125,525	16,571,811
Hologic, Inc.*	72,392	3,503,773
Insulet Corp.*(a)	32,419	3,082,723
Koninklijke Philips NV (Netherlands)	96,828	3,955,382
Medtronic PLC	284,032	25,869,635
Natus Medical, Inc.*	30,940	785,257
Nipro Corp. (Japan)	106,400	1,373,433
Smith & Nephew PLC (United Kingdom)	125,662	2,494,366
STERIS PLC	80,094	10,254,435

		85,227,996

Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	29,738	2,364,766
AMN Healthcare Services, Inc.*(a)	30,840	1,452,256
HCA Healthcare, Inc.	65,415	8,528,808
Laboratory Corp. of America Holdings*	37,564	5,746,541
Quest Diagnostics, Inc.(a)	25,115	2,258,341
UnitedHealth Group, Inc.	36,144	8,936,965
Universal Health Services, Inc. (Class B Stock)(a)	21,973	2,939,328

		32,227,005

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	243,714	2,325,032

Hotels, Restaurants & Leisure — 2.4%
Aramark	84,590	2,499,635
Chipotle Mexican Grill, Inc.*	2,839	2,016,570
Choice Hotels International, Inc.(a)	108,284	8,417,998
Compass Group PLC (United Kingdom)	403,321	9,480,602
Las Vegas Sands Corp.	31,479	1,918,960
Marriott Vacations Worldwide Corp.	26,982	2,522,817
McDonald’s Corp.	99,054	18,810,355

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
OPAP SA (Greece)	84,797	$874,672
Sands China Ltd. (Macau)	381,507	1,922,660

		48,464,269

Household Durables — 1.3%
Cairn Homes PLC (Ireland)*	1,442,888	2,319,946
Glenveagh Properties PLC (Ireland), 144A*	1,249,922	1,238,848
Helen of Troy Ltd.*	10,850	1,258,165
Lennar Corp. (Class A Stock)	50,721	2,489,894
Neinor Homes SA (Spain), 144A*	85,584	1,028,812
Newell Brands, Inc.(a)	163,375	2,506,173
NVR, Inc.*	4,113	11,380,671
Toll Brothers, Inc.	54,310	1,966,022
TRI Pointe Group, Inc.*(a)	197,330	2,494,251

		26,682,782

Household Products — 0.9%
Colgate-Palmolive Co.	219,853	15,068,725
Spectrum Brands Holdings, Inc.(a)	51,575	2,825,279

		17,894,004

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	2,909,200	2,027,934

Industrial Conglomerates — 0.5%
3M Co.(a)	44,454	9,236,652
Nava Bharat Ventures Ltd. (India)	573,036	856,087
Rheinmetall AG (Germany)	9,131	955,642

		11,048,381

Insurance — 6.6%
AIA Group Ltd. (Hong Kong)	592,600	5,930,563
Alleghany Corp.*(k)	12,014	7,357,374
Assicurazioni Generali SpA (Italy)	70,079	1,298,939
Assured Guaranty Ltd.	44,245	1,965,805
Chubb Ltd.(a)	185,323	25,960,046
Cincinnati Financial Corp.	23,373	2,007,741
CNO Financial Group, Inc.	117,249	1,897,089
Enstar Group Ltd. (Bermuda)*	21,330	3,711,419
Fairfax Financial Holdings Ltd. (Canada)	15,501	7,180,094
Fidelity National Financial, Inc.	54,905	2,006,778
Intact Financial Corp. (Canada)	124,240	10,513,009
Kemper Corp.	33,490	2,549,929
Markel Corp.*	14,569	14,514,221
Marsh & McLennan Cos., Inc.	108,750	10,211,625
MetLife, Inc.	190,701	8,118,142
Reinsurance Group of America, Inc.	17,520	2,487,490
Sony Financial Holdings, Inc. (Japan)(a)	301,776	5,678,619
Torchmark Corp.	50,349	4,126,101
White Mountains Insurance Group Ltd.	9,311	8,617,144
Willis Towers Watson PLC	26,111	4,586,397
Zurich Insurance Group AG (Switzerland)	7,497	2,486,081

		133,204,606

Interactive Media & Services — 0.5%
Tencent Holdings Ltd. (China)	56,908	2,627,675
Yandex NV (Russia) (Class A Stock)*	200,978	6,901,585

		9,529,260

A1330

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	37,113	$6,771,267
Amazon.com, Inc.*	2,179	3,880,254
CJ ENM Co. Ltd. (South Korea)	7,898	1,619,601
eBay, Inc.	65,939	2,448,974
PChome Online, Inc. (Taiwan)*	197,000	833,265
Wayfair, Inc. (Class A Stock)*(a)(k)	9,769	1,450,208

		17,003,569

IT Services — 2.7%
Accenture PLC (Class A Stock)	61,068	10,749,189
Amdocs Ltd.	49,713	2,689,970
Automatic Data Processing, Inc.	15,415	2,462,392
Black Knight, Inc.*	119,712	6,524,303
DXC Technology Co.	125,688	8,082,995
Fidelity National Information Services, Inc.	48,800	5,519,279
FleetCor Technologies, Inc.*	8,290	2,044,231
PayPal Holdings, Inc.*	9,065	941,310
Perspecta, Inc.	78,277	1,582,761
Visa, Inc. (Class A Stock)(a)	67,092	10,479,099
WNS Holdings Ltd. (India), ADR*	75,740	4,034,670

		55,110,199

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	37,341	3,001,470

Machinery — 3.0%
Albany International Corp. (Class A Stock)	41,715	2,986,377
Alstom SA (France)	49,529	2,150,879
CIRCOR International, Inc.*(a)	38,420	1,252,491
Deere & Co.	71,943	11,499,369
ESCO Technologies, Inc.	43,630	2,924,519
Escorts Ltd. (India)	106,520	1,225,405
IDEX Corp.	73,578	11,164,726
Kone OYJ (Finland) (Class B Stock)	41,941	2,116,652
Luxfer Holdings PLC (United Kingdom)	128,745	3,216,050
Middleby Corp. (The)*(a)	25,427	3,306,273
Mueller Industries, Inc.	124,860	3,913,112
NGK Insulators Ltd. (Japan)	128,400	1,867,258
PACCAR, Inc.	112,937	7,695,527
TriMas Corp.*	163,290	4,936,257

		60,254,895

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,335,483	7,296,075

Media — 0.5%
Comcast Corp. (Class A Stock)	246,420	9,851,872
SES SA (Luxembourg)	48,885	761,068

		10,612,940

Metals & Mining — 0.3%
Barrick Gold Corp. (Canada)	107,822	1,478,130
First Quantum Minerals Ltd. (Zambia)	100,054	1,134,297
Rio Tinto PLC (Australia)	40,048	2,333,589
Vale SA (Brazil), ADR	155,928	2,036,420

		6,982,436

Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	409,393	1,994,833

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Marui Group Co. Ltd. (Japan)(a)	179,660	$3,631,562
Matahari Department Store Tbk PT (Indonesia)	3,411,800	982,479

		6,608,874

Multi-Utilities — 0.7%
Dominion Energy, Inc.	29,185	2,237,322
E.ON SE (Germany)	251,163	2,793,150
Sempra Energy	68,715	8,648,470

		13,678,942

Oil, Gas & Consumable Fuels — 2.5%
ARC Resources Ltd. (Canada)	80,822	551,575
Canadian Natural Resources Ltd. (Canada)	89,734	2,467,685
Chevron Corp.	70,870	8,729,767
Cimarex Energy Co.	14,327	1,001,457
CNOOC Ltd. (China)	542,000	1,014,775
Diamondback Energy, Inc.(a)	23,998	2,436,517
Dorian LPG Ltd.*	115,296	740,200
Exxon Mobil Corp.	81,869	6,615,015
Kinder Morgan, Inc.	74,800	1,496,747
Kosmos Energy Ltd. (Ghana)	241,310	1,503,361
Magnolia Oil & Gas Corp.*(a)	100,510	1,206,119
Pembina Pipeline Corp. (Canada)(a)	61,702	2,268,166
Petroleo Brasileiro SA (Brazil), ADR(a)	83,419	1,328,030
PrairieSky Royalty Ltd. (Canada)	34,646	466,665
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	66,833	2,114,455
Scorpio Tankers, Inc. (Monaco)(a)	63,511	1,260,058
Suncor Energy, Inc. (Canada)	272,987	8,852,968
TOTAL SA (France)	47,322	2,631,627
Tourmaline Oil Corp. (Canada)	28,899	446,347
TransCanada Corp. (Canada)	79,794	3,583,819

		50,715,353

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.(a)	50,793	1,238,333
Neenah, Inc.	37,560	2,417,362

		3,655,695

Personal Products — 0.2%
Unilever NV (United Kingdom), CVA	61,454	3,577,064

Pharmaceuticals — 3.8%
AstraZeneca PLC (United Kingdom)	76,423	6,088,747
AstraZeneca PLC (United Kingdom),
ADR(a)	61,569	2,489,235
Bristol-Myers Squibb Co.	179,986	8,587,132
CSPC Pharmaceutical Group Ltd. (China)	646,944	1,208,694
Eli Lilly & Co.(a)	85,544	11,100,189
Johnson & Johnson	64,817	9,060,768
Novartis AG (Switzerland)	197,147	18,993,993
Novartis AG (Switzerland), ADR	98,862	9,504,593
Ono Pharmaceutical Co. Ltd. (Japan)	137,255	2,692,060
Roche Holding AG (Switzerland)	28,009	7,738,202

		77,463,613

Professional Services — 0.7%
CoStar Group, Inc.*	4,600	2,145,531
Forrester Research, Inc.	48,370	2,338,690
FTI Consulting, Inc.*	17,990	1,381,992

A1331

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	57,570	$2,718,455
ICF International, Inc.	27,380	2,083,070
Mistras Group, Inc.*	78,530	1,084,499
Navigant Consulting, Inc.	99,680	1,940,770
Outsourcing, Inc. (Japan)	69,700	860,760

		14,553,767

Real Estate Management & Development — 0.3%
Aedas Homes SAU (Spain), 144A*	25,368	650,221
Metrovacesa SA (Spain), 144A*	80,528	974,983
Nexity SA (France)	24,831	1,212,316
StorageVault Canada, Inc. (Canada)	537,189	1,085,352
Tricon Capital Group, Inc. (Canada)	230,993	1,989,546

		5,912,418

Road & Rail — 3.3%
AMERCO	21,861	8,121,580
Canadian National Railway Co. (Canada)	301,547	26,994,476
CJ Logistics Corp. (South Korea)*	6,710	980,533
CSX Corp.	38,284	2,864,409
Genesee & Wyoming, Inc. (Class A
Stock)*(a)	128,736	11,218,055
Kansas City Southern	12,041	1,396,515
Localiza Rent a Car SA (Brazil)	281,600	2,352,570
Union Pacific Corp.(a)	76,074	12,719,573

		66,647,711

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*(a)	52,844	1,348,579
Analog Devices, Inc.	99,975	10,524,368
Entegris, Inc.	54,482	1,944,463
Intel Corp.	187,973	10,094,150
Marvell Technology Group Ltd.	182,377	3,627,479
QUALCOMM, Inc.	48,858	2,786,372
Rudolph Technologies, Inc.*	36,960	842,688
SCREEN Holdings Co. Ltd. (Japan)	34,500	1,390,458
SK Hynix, Inc. (South Korea)	36,687	2,402,964
Skyworks Solutions, Inc.	31,760	2,619,565
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	174,000	1,391,749
Universal Display Corp.(a)	8,312	1,270,489

		40,243,324

Software — 2.4%
Constellation Software, Inc. (Canada)	13,778	11,676,271
Descartes Systems Group, Inc. (The)
(Canada)*	69,790	2,537,059
Globant SA (Argentina)*(a)	18,710	1,335,893
Guidewire Software, Inc.*	15,830	1,538,043
Microsoft Corp.	129,079	15,223,577
Mimecast Ltd.*	38,970	1,845,230
Open Text Corp. (Canada)	75,293	2,893,510
Splunk, Inc.*	15,079	1,878,843
SS&C Technologies Holdings, Inc.	76,753	4,888,399
VMware, Inc. (Class A Stock)	9,466	1,708,708
Workday, Inc. (Class A Stock)*	9,434	1,819,347

		47,344,880

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 1.7%
Camping World Holdings, Inc. (Class A Stock)(a)	132,968	$1,849,585
CarMax, Inc.*(a)	89,667	6,258,757
Cato Corp. (The) (Class A Stock)	56,340	843,973
Fourlis Holdings SA (Greece)*	135,293	768,296
Home Depot, Inc. (The)	48,593	9,324,511
L Brands, Inc.	15,179	418,637
TJX Cos., Inc. (The)	290,455	15,455,111

		34,918,870

Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (South Korea)	49,194	1,937,717
Western Digital Corp.(a)	22,300	1,071,738

		3,009,455

Textiles, Apparel & Luxury Goods — 1.1%
Hugo Boss AG (Germany)	27,911	1,908,784
NIKE, Inc. (Class B Stock)	196,654	16,560,233
Tapestry, Inc.	43,500	1,413,315
Under Armour, Inc. (Class A Stock)*(a)	81,642	1,725,912
Under Armour, Inc. (Class C Stock)*(a)	5,049	95,275

		21,703,519

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	160,800	2,728,775

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	41,491	1,729,124
Imperial Brands PLC (United Kingdom)	70,983	2,428,221
Philip Morris International, Inc.	149,058	13,175,237

		17,332,582

Trading Companies & Distributors — 0.5%
Brenntag AG (Germany)	67,011	3,458,530
Fastenal Co.	74,219	4,773,024
GATX Corp.(a)	33,970	2,594,289

		10,825,843

Transportation Infrastructure — 0.1%
Sydney Airport (Australia)	491,963	2,594,785

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,146,635	4,150,757

Wireless Telecommunication Services — 0.1%
China Mobile Ltd. (China)	144,500	1,471,522
SoftBank Group Corp. (Japan)	13,125	1,276,117

		2,747,639

TOTAL COMMON STOCKS
(cost $1,461,047,325)		1,686,031,667

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	16,543	2,608,471

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	218,750	1,911,307

TOTAL PREFERRED STOCKS
(cost $5,126,752)		4,519,778

A1332

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value

TOTAL LONG-TERM INVESTMENTS
(cost $1,466,174,077)		$1,690,551,445

SHORT-TERM INVESTMENTS — 25.1%
AFFILIATED MUTUAL FUND — 8.5%
PGIM Institutional Money Market Fund (cost $169,987,829; includes $169,573,716 of cash collateral for securities on loan)(b)(w)	169,943,192	169,977,181

UNAFFILIATED FUND — 14.7%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $296,504,044)	296,504,044	296,504,044

OPTIONS PURCHASED~* — 1.9%
(cost $59,768,512)		37,920,180

TOTAL SHORT-TERM INVESTMENTS
(cost $526,260,385)		504,401,405

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.0%
(cost $1,992,434,462)		2,194,952,850

Value

OPTIONS WRITTEN~* — (1.0)%
(premiums received $28,841,391)	$(18,847,750)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.0%
(cost $1,963,593,071)	2,176,105,100
Liabilities in excess of other assets(z) — (8.0)%	(162,055,830)

NET ASSETS — 100.0%	$2,014,049,270

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $166,838,683; cash collateral of $169,573,716 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	06/21/19	$2,450.00	2,190	219	$1,992,900
S&P 500 Index	Put	09/20/19	$2,650.00	1,486	149	8,529,640
S&P 500 Index	Put	12/20/19	$2,525.00	1,754	175	10,269,670
S&P 500 Index	Put	03/20/20	$2,625.00	1,774	177	17,127,970

Total Options Purchased (cost $59,768,512)						$37,920,180

Options Written:
Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	06/21/19	$2,175.00	1,305	131	$(365,400)
S&P 500 Index	Put	09/20/19	$2,425.00	1,486	149	(4,027,060)
S&P 500 Index	Put	12/20/19	$2,325.00	1,754	175	(5,691,730)
S&P 500 Index	Put	03/20/20	$2,350.00	1,774	177	(8,763,560)

Total Options Written (premiums received $ 28,841,391)						$(18,847,750)

A1333

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,180	Mini MSCI Emerging Markets Index	Jun. 2019	$62,386,600	$(809,530)
137	S&P/TSX 60 Index	Jun. 2019	19,624,006	(69,712)

				$(879,242)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$3,914,356	$—
Morgan Stanley	—	18,679,966

Total	$3,914,356	$18,679,966

A1334

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.9%
COMMON STOCKS — 77.6%
Belgium — 0.1%
UCB SA	315	$27,068

Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	568	4,625
Banco do Brasil SA	1,862	23,055
Cia Siderurgica Nacional SA*	1,433	5,929
IRB Brasil Resseguros SA	574	13,341
Magazine Luiza SA	47	2,062
Petrobras Distribuidora SA	521	3,079
Porto Seguro SA	743	10,204
SLC Agricola SA	132	1,387
Transmissora Alianca de Energia Eletrica SA, UTS	736	4,666
Vale SA	1,262	16,484

		84,832

Canada — 1.3%
Encana Corp.	18,735	135,641
Parex Resources, Inc.*	499	7,812
TransCanada Corp.	1,381	62,062
Vermilion Energy, Inc.	1,564	38,610

		244,125

Chile — 0.0%
Enel Americas SA, ADR	745	6,653

China — 13.5%
360 Security Technology, Inc. (Class A Stock)	1,000	3,840
Accelink Technologies Co. Ltd. (Class A Stock)	796	3,737
Agricultural Bank of China Ltd. (Class H Stock)	48,047	22,183
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	5,850	29,628
Air China Ltd. (Class H Stock)	6,617	8,175
Aisino Corp. (Class A Stock)	800	3,332
Alibaba Group Holding Ltd., ADR*(k)	1,410	257,255
Alibaba Health Information Technology Ltd.*	7,700	8,934
A-Living Services Co. Ltd. (Class H Stock), 144A*	4,250	7,283
Anhui Conch Cement Co. Ltd. (Class H Stock)	6,885	42,228
Anhui Kouzi Distillery Co. Ltd. (Class A Stock)	900	7,298
Asymchem Laboratories Tianjin Co. Ltd. (Class A Stock)	500	6,845
Autohome, Inc., ADR*	303	31,851
BAIC Motor Corp. Ltd. (Class H Stock), 144A	2,583	1,698
Bank of China Ltd. (Class H Stock)	51,208	23,263
Bank of Communications Co. Ltd. (Class H Stock)	23,516	19,277
BeiGene Ltd., ADR*	30	3,959
BYD Electronic International Co. Ltd	2,215	2,878
CGN Power Co. Ltd. (Class H Stock), 144A	13,000	3,628
China Cinda Asset Management Co. Ltd. (Class H Stock)	35,826	9,966

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Construction Bank Corp. (Class H Stock)	26,804	$23,025
China Everbright Bank Co. Ltd. (Class A Stock)	7,609	4,649
China Everbright Ltd.	1,877	3,726
China Evergrande Group	10,175	33,944
China Film Co. Ltd. (Class A Stock)	5,798	15,348
China Huarong Asset Management Co. Ltd. (Class H Stock), 144A	52,294	11,142
China International Travel Service Corp. Ltd. (Class A Stock)	2,956	30,892
China Jushi Co. Ltd. (Class A Stock)	4,500	7,162
China Medical System Holdings Ltd.	1,873	1,822
China Mengniu Dairy Co. Ltd.*	7,500	27,975
China Merchants Bank Co. Ltd. (Class A Stock)	6,100	30,865
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	1,100	3,778
China Minsheng Banking Corp. Ltd. (Class H Stock)	25,374	18,436
China Mobile Ltd.	4,930	50,205
China National Building Material Co. Ltd. (Class H Stock)	5,139	4,076
China Oilfield Services Ltd. (Class H Stock)	3,600	3,893
China Oriental Group Co. Ltd.	4,447	2,801
China Petroleum & Chemical Corp. (Class H Stock)	20,403	16,119
China Railway Group Ltd. (Class H Stock)	2,015	1,842
China Resources Beer Holdings Co. Ltd.	4,000	17,005
China Resources Cement Holdings Ltd.	4,521	4,682
China Resources Gas Group Ltd.	1,960	9,250
China Resources Land Ltd.	3,500	15,733
China Shenhua Energy Co. Ltd. (Class H Stock)	4,686	10,689
China Southern Airlines Co. Ltd. (Class H Stock)	16,000	14,304
China Tower Corp. Ltd. (Class H Stock), 144A*	395,025	91,895
China Unicom Hong Kong Ltd.	22,247	28,248
China Yangtze Power Co. Ltd. (Class A Stock)	3,200	8,036
Chlitina Holding Ltd.	920	8,837
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	7,635	4,413
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	500	3,800
CIFI Holdings Group Co. Ltd.	18,000	13,715
CITIC Ltd.	12,444	18,620
CITIC Securities Co. Ltd. (Class H Stock)	6,000	14,030
CNOOC Ltd.	16,000	29,956
Contemporary Amperex Technology Co. Ltd. (Class A Stock)*	1,000	12,643
Country Garden Holdings Co. Ltd.	18,000	28,284
Country Garden Services Holdings Co. Ltd.*	7,000	13,083
CSPC Pharmaceutical Group Ltd.	4,564	8,527
Ctrip.com International Ltd., ADR*	1,138	49,719
Daqin Railway Co. Ltd. (Class A Stock)	7,791	9,673
Dongfeng Motor Group Co. Ltd. (Class H Stock)	12,544	12,571

A1335

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Fangda Special Steel Technology Co. Ltd. (Class A Stock)	1,500	$3,211
Fiberhome Telecommunication Technologies Co. Ltd. (Class A Stock)	1,400	6,561
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	2,479	32,024
Fosun International Ltd.	2,580	4,383
Foxconn Industrial Internet Co. Ltd. (Class A Stock)*	1,700	3,730
Giant Network Group Co. Ltd. (Class A Stock)	915	3,007
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	3,067	21,599
Guangdong Haid Group Co. Ltd. (Class A Stock)	1,000	4,197
Guangdong Investment Ltd.	6,000	11,602
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	5,000	5,928
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class A Stock)	2,408	13,998
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	604	2,674
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	6,554	14,230
Guangzhou Shiyuan Electronic Technology Co. Ltd. (Class A Stock)	1,200	14,186
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	5,449	28,501
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	3,148	15,124
Hengli Petrochemical Co. Ltd. (Class A Stock)	3,000	8,291
Huabao Flavours & Fragrances Co. Ltd. (Class A Stock)	600	3,728
Hualan Biological Engineering, Inc. (Class A Stock)	500	3,353
Huatai Securities Co. Ltd. (Class H Stock), 144A	1,027	2,058
Huaxi Securities Co. Ltd. (Class A Stock)	8,000	14,672
Huaxia Bank Co. Ltd. (Class A Stock)	7,820	9,606
Huaxin Cement Co. Ltd. (Class A Stock)	4,400	15,038
Hundsun Technologies, Inc. (Class A Stock)	300	3,923
Hytera Communications Corp. Ltd. (Class A Stock)	12,331	20,201
Industrial & Commercial Bank of China Ltd. (Class H Stock)	30,323	22,238
Industrial Bank Co. Ltd. (Class A Stock)	485	1,313
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	6,907	29,959
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	752	3,645
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	3,102	30,186
Jiangsu Hengshun Vinegar Industry Co. Ltd. (Class A Stock)	4,100	8,388
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	721	14,049
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (Class A Stock)	900	3,381

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (Class A Stock)	3,700	$20,131
Kweichow Moutai Co. Ltd. (Class A Stock)	231	29,423
Lao Feng Xiang Co. Ltd. (Class A Stock)	2,169	14,334
Lenovo Group Ltd.	2,000	1,802
Li Ning Co. Ltd.*	3,660	5,760
Longfor Group Holdings Ltd.	8,000	28,433
Lonking Holdings Ltd.	4,233	1,375
Luye Pharma Group Ltd., 144A	6,671	5,854
Luzhou Laojiao Co. Ltd. (Class A Stock)	400	3,970
Mango Excellent Media Co. Ltd. (Class A Stock)	1,100	7,248
Meinian Onehealth Healthcare Holdings Co. Ltd. (Class A Stock)	8,180	22,644
Meituan Dianping (Class B Stock)*	4,401	29,833
Midea Group Co. Ltd. (Class A Stock)	3,000	21,797
Muyuan Foodstuff Co. Ltd. (Class A Stock)	746	7,038
NAURA Technology Group Co. Ltd. (Class A Stock)	400	4,209
Nexteer Automotive Group Ltd.	3,516	4,368
NIO, Inc., ADR*	2,097	10,695
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	4,585	1,966
Ping An Healthcare & Technology Co. Ltd., 144A*	2,600	14,725
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	2,700	30,411
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	11,186	6,412
Qudian, Inc., ADR*	426	2,156
Rongsheng Petro Chemical Co. Ltd. (Class A Stock)	4,000	7,509
Sany Heavy Industry Co. Ltd. (Class A Stock)	1,900	3,621
Seazen Holdings Co. Ltd. (Class A Stock)	568	3,831
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	2,273	3,019
Shandong Himile Mechanical Science & Technology Co. Ltd. (Class A Stock)	3,800	11,672
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	8,000	7,665
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	4,000	14,561
Shanghai International Airport Co. Ltd. (Class A Stock)	3,300	30,524
Shanghai M&G Stationery, Inc. (Class A Stock)	3,700	20,399
Shanghai Oriental Pearl Group Co. Ltd. (Class A Stock)	1,850	3,403
Shennan Circuits Co. Ltd. (Class A Stock)	760	14,060
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)*	700	13,983
Shenzhou International Group Holdings Ltd.	1,181	15,892
Shimao Property Holdings Ltd.	4,599	14,444
Silergy Corp.	745	11,151
Sino-Ocean Group Holding Ltd.	7,843	3,443
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,689	1,284
Sinopharm Group Co. Ltd. (Class H Stock)	743	3,101

A1336

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Sinotruk Hong Kong Ltd.	4,202	$8,976
Spring Airlines Co. Ltd. (Class A Stock)	600	3,632
Sunac China Holdings Ltd.	6,241	31,247
Sunny Optical Technology Group Co. Ltd.	4,553	54,699
Tencent Holdings Ltd.	4,280	197,625
Toly Bread Co. Ltd. (Class A Stock)	1,568	13,444
Topchoice Medical Investment Corp. (Class A Stock)	1,616	16,956
Weichai Power Co. Ltd. (Class H Stock)	3,432	5,500
Wuhan Raycus Fiber Laser Technologies Co. Ltd. (Class A Stock)*	142	3,679
WuXi AppTec Co. Ltd. (Class A Stock)*	928	12,950
WuXi AppTec Co. Ltd. (Class H Stock), 144A*	2,400	29,228
XCMG Construction Machinery Co. Ltd. (Class A Stock)	5,700	3,737
Xinyi Solar Holdings Ltd.	36,000	17,383
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	843	3,672
Yifeng Pharmacy Chain Co. Ltd. (Class A Stock)	2,560	22,095
Yonghui Superstores Co. Ltd. (Class A Stock)	3,000	3,858
Yonyou Network Technology Co. Ltd. (Class A Stock)	690	3,493
Yum China Holdings, Inc.	678	30,449
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Class A Stock)	778	13,324
Zhejiang Supor Co. Ltd. (Class A Stock)	1,500	16,739
Zhongsheng Group Holdings Ltd.	2,500	6,216
ZTE Corp. (Class H Stock)*	2,065	6,242

		2,558,945

Colombia — 0.3%
Ecopetrol SA, ADR	310	6,646
Grupo de Inversiones Suramericana SA	355	4,080
Millicom International Cellular SA, SDR	838	51,032

		61,758

Denmark — 0.1%
Genmab A/S*	104	18,067
Zealand Pharma A/S, ADR*	253	4,306

		22,373

France — 0.5%
EssilorLuxottica SA	81	8,850
JCDecaux SA	883	26,952
SOITEC*	223	18,310
Vivendi SA	1,483	43,002

		97,114

Germany — 0.1%
Fresenius SE & Co. KGaA	354	19,807

Ghana — 0.1%
Kosmos Energy Ltd.	4,055	25,263

Hong Kong — 0.3%
AIA Group Ltd.	960	9,607
ASM Pacific Technology Ltd.	1,421	15,949
Sino Biopharmaceutical Ltd.	9,928	9,117

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Techtronic Industries Co. Ltd.	3,000	$20,259

		54,932

Hungary — 0.1%
OTP Bank Nyrt	225	9,904

India — 0.7%
Axis Bank Ltd., GDR*	59	3,301
Dr. Reddy’s Laboratories Ltd., ADR	751	30,416
GAIL India Ltd., GDR	558	17,003
Hindalco Industries Ltd., GDR, 144A	8,041	23,792
ICICI Bank Ltd., ADR	143	1,639
Infosys Ltd., ADR(a)	2,340	25,576
Tata Steel Ltd., GDR	1,191	8,844
Vedanta Ltd., ADR	337	3,559
Wipro Ltd., ADR	5,015	19,960

		134,090

Indonesia — 0.2%
Astra International Tbk PT	31,771	16,348
Bank Rakyat Indonesia Persero Tbk PT	18,365	5,326
Bukit ASAm Tbk PT	21,451	6,356
Charoen Pokphand Indonesia Tbk PT	5,240	2,358
Gudang Garam Tbk PT	1,358	7,935
Matahari Department Store Tbk PT	12,470	3,591
Perusahaan Gas Negara Persero Tbk	21,087	3,490

		45,404

Ireland — 0.1%
Tarsus Group PLC	5,927	23,846

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR*	1,207	18,926

Japan — 17.1%
ADEKA Corp.	2,058	30,184
Amada Holdings Co. Ltd.(a)	2,857	28,279
Argo Graphics, Inc.	560	11,917
Asahi Group Holdings Ltd.	1,526	67,984
Asahi Intecc Co. Ltd.	815	38,317
BayCurrent Consulting, Inc.	591	18,574
Canon Marketing Japan, Inc.	1,242	24,440
Chugai Pharmaceutical Co. Ltd.	228	15,781
Computer Engineering & Consulting Ltd.	743	13,907
Daicel Corp.	3,692	40,086
Daifuku Co. Ltd.	660	34,450
Daiichi Sankyo Co. Ltd.	490	23,145
Daito Trust Construction Co. Ltd.	220	30,635
DeNA Co. Ltd.	2,833	42,575
DTS Corp.	479	17,692
Eisai Co. Ltd.	727	40,895
Enplas Corp.	400	10,284
FUJIFILM Holdings Corp.	1,143	51,994
Fujimi, Inc.	400	8,748
GMO Payment Gateway, Inc.	382	27,150
Hazama Ando Corp.	5,662	37,899
Hitachi High-Technologies Corp.	368	15,051
Honda Motor Co. Ltd.	970	26,245
Hoya Corp.	379	25,085
Idemitsu Kosan Co. Ltd.	755	25,171
Infomart Corp.	1,271	15,496
Inter Action Corp.	884	13,456

A1337

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Isuzu Motors Ltd.	2,311	$30,406
ITOCHU Corp.	3,785	68,516
Itochu Techno-Solutions Corp.	610	14,230
Jafco Co. Ltd.	778	27,838
Japan Airlines Co. Ltd.	1,010	35,566
Japan Steel Works Ltd. (The)	750	13,824
Japan Tobacco, Inc.	2,806	69,550
JGC Corp.	2,103	27,956
JSR Corp.	3,042	47,157
Keyence Corp.	261	162,970
Kinden Corp.	1,252	20,742
Kumagai Gumi Co. Ltd.	1,375	42,973
Kyocera Corp.	620	36,409
Kyowa Hakko Kirin Co. Ltd.	1,106	24,159
LaSalle Logiport REIT	66	65,194
Lasertec Corp.	473	19,842
Marui Group Co. Ltd.(a)	2,423	48,977
Maxell Holdings Ltd.	1,397	19,799
Mitsubishi Corp.	1,521	42,264
Mitsubishi Electric Corp.	2,116	27,198
Mitsubishi UFJ Financial Group, Inc.	17,593	87,149
Money Forward, Inc.*	382	15,989
MS&AD Insurance Group Holdings, Inc.	2,014	61,212
NET One Systems Co. Ltd.	816	20,569
Nexon Co. Ltd.*	7,255	113,688
NGK Spark Plug Co. Ltd.	1,062	19,713
Nihon Unisys Ltd.	400	10,591
Nintendo Co. Ltd.	64	18,248
Nippon Telegraph & Telephone Corp.	2,123	90,167
Nippon Television Holdings, Inc.	4,879	73,201
Nishimatsuya Chain Co. Ltd.	1,930	16,186
Nissin Electric Co. Ltd.	1,490	13,667
Ono Pharmaceutical Co. Ltd.	3,167	62,116
PKSHA Technology, Inc.*	244	13,551
Raksul, Inc.*	539	22,474
Recruit Holdings Co. Ltd.	614	17,559
San-In Godo Bank Ltd. (The)	1,977	14,173
SCREEN Holdings Co. Ltd.	954	38,449
SCSK Corp.	256	11,400
Sekisui Chemical Co. Ltd.	2,448	39,365
Shimamura Co. Ltd.	256	21,618
Shin-Etsu Chemical Co. Ltd.	617	51,794
SMC Corp.	62	23,317
SoftBank Group Corp.	121	11,765
Sony Financial Holdings, Inc.(a)	1,909	35,922
Subaru Corp.	1,209	27,550
Sumitomo Electric Industries Ltd.	2,771	36,765
Sumitomo Mitsui Trust Holdings, Inc.	1,028	36,937
Sundrug Co. Ltd.	1,069	29,439
Suzuki Motor Corp.	1,158	51,183
Systena Corp.	1,044	11,353
T&D Holdings, Inc.	2,560	26,866
Tadano Ltd.	1,399	13,285
Taisei Corp.	1,093	50,774
Takeda Pharmaceutical Co. Ltd.	484	19,679
Takuma Co. Ltd.	2,043	24,380
TDK Corp.	411	32,275
TechMatrix Corp.	804	13,478
Toei Co. Ltd.	192	25,543

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tokai Rika Co. Ltd.	1,736	$29,615
Token Corp.	325	21,043
Tokio Marine Holdings, Inc.	1,803	87,255
Tokyo Electron Ltd.	433	62,624
Toyota Industries Corp.	571	28,650
TS Tech Co. Ltd.	652	18,751
Yahoo Japan Corp.	19,605	48,053
Yamaha Motor Co. Ltd.	1,163	22,814
Yamato Kogyo Co. Ltd.	1,118	30,514
Yume No Machi Souzou Iinkai Co. Ltd.	635	9,170
ZOZO, Inc.	667	12,559

		3,255,448

Jordan — 0.0%
Hikma Pharmaceuticals PLC	179	4,187

Macau — 0.1%
Galaxy Entertainment Group Ltd. (Class L Stock)	3,100	21,162

Malaysia — 0.1%
Genting Bhd	3,901	6,354
Inari Amertron Bhd	49,428	19,061

		25,415

Mexico — 0.5%
Alfa SAB de CV (Class A Stock)	1,383	1,466
Banco del Bajio SA, 144A	3,159	6,274
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	631	4,272
Cemex SAB de CV, ADR*	447	2,074
El Puerto de Liverpool SAB de CV (Class C1 Stock)	293	1,849
Grupo Aeroportuario del Centro Norte SAB de CV	1,829	10,311
Grupo Financiero Banorte SAB de CV (Class O Stock)	5,627	30,570
Wal-Mart de Mexico SAB de CV	12,594	33,668

		90,484

Netherlands — 0.9%
ASML Holding NV	177	33,335
ASML Holding NV, NY Reg. Shs	303	56,979
Koninklijke KPN NV	9,004	28,563
Koninklijke Philips NV	522	21,323
Wolters Kluwer NV	442	30,133

		170,333

New Zealand — 0.1%
Xero Ltd.*	526	18,205

Poland — 0.2%
CD Projekt SA*	20	1,046
Grupa Lotos SA	297	6,460
Jastrzebska Spolka Weglowa SA*	128	2,036
PGE Polska Grupa Energetyczna SA*	1,968	5,099
Polski Koncern Naftowy ORLEN SA	151	3,849
Powszechna Kasa Oszczednosci Bank Polski SA	2,085	20,967

		39,457

A1338

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Russia — 0.7%
Gazprom PJSC, ADR	5,572	$25,240
LUKOIL PJSC, ADR	395	35,510
Sberbank of Russia PJSC, ADR	1,203	16,042
Yandex NV (Class A Stock)*	1,448	49,724

		126,516

Singapore — 0.4%
BOC Aviation Ltd., 144A	1,700	13,889
IGG, Inc.	6,250	8,665
Kulicke & Soffa Industries, Inc.	710	15,698
Venture Corp. Ltd.	2,745	36,423

		74,675

South Africa — 0.6%
African Rainbow Minerals Ltd.	720	8,482
Anglo American Platinum Ltd.	262	13,369
AngloGold Ashanti Ltd., ADR	239	3,131
Exxaro Resources Ltd.	874	9,959
Investec Ltd.	861	5,033
Kumba Iron Ore Ltd.	307	9,154
MTN Group Ltd.	623	3,834
Naspers Ltd. (Class N Stock)	130	30,075
Old Mutual Ltd.	709	1,075
Remgro Ltd.	478	6,153
RMB Holdings Ltd.	625	3,294
Sibanye Gold Ltd.*	1,442	1,543
SPAR Group Ltd. (The)	462	6,152
Standard Bank Group Ltd.	334	4,296
Telkom SA SOC Ltd.	1,592	8,047

		113,597

South Korea — 3.2%
CJ Hello Co. Ltd.	152	1,241
Daelim Industrial Co. Ltd.	67	5,701
Douzone Bizon Co. Ltd.	451	18,555
Fila Korea Ltd.	156	10,746
Hana Financial Group, Inc.	392	12,568
Hanwha Corp.	75	2,008
Hanwha Life Insurance Co. Ltd.	946	3,332
HDC Holdings Co. Ltd.	289	4,835
Hyundai Department Store Co. Ltd.	18	1,601
Hyundai Mobis Co. Ltd.	20	3,672
Hyundai Motor Co.	84	8,848
Industrial Bank of Korea	512	6,342
KB Financial Group, Inc.	775	28,595
KEPCO Plant Service & Engineering Co. Ltd.	71	2,178
Kia Motors Corp.	439	13,638
Koh Young Technology, Inc.	226	17,033
LG Uplus Corp.	84	1,144
Meritz Securities Co. Ltd.	318	1,368
NCSoft Corp.	7	3,059
POSCO	130	28,954
Samsung Electronics Co. Ltd.	7,237	285,060
Samsung SDI Co. Ltd.	1	189
SFA Engineering Corp.	32	1,221
Shinhan Financial Group Co. Ltd.	324	11,982
SK Holdings Co. Ltd.	24	5,722
SK Hynix, Inc.	1,515	99,231

	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
SK Telecom Co. Ltd.	62	$13,713
SM Entertainment Co. Ltd.*	83	2,884
ViroMed Co. Ltd.*	17	4,212
Woori Financial Group, Inc.	468	5,661

		605,293

Sweden — 0.2%
Lundin Petroleum AB	1,194	40,533

Switzerland — 0.8%
Novartis AG	1,193	114,939
Roche Holding AG	47	12,985
Tecan Group AG	76	17,955

		145,879

Taiwan — 4.7%
Accton Technology Corp.	1,278	5,198
Advantech Co. Ltd.	1,379	11,477
Airtac International Group	1,531	19,904
Arcadyan Technology Corp.	663	2,016
Asia Cement Corp.	5,987	7,800
ASPEED Technology, Inc.	591	13,586
AU Optronics Corp.	35,563	13,098
Bizlink Holding, Inc.	2,056	14,184
Chailease Holding Co. Ltd.	5,244	21,489
Chipbond Technology Corp.	8,199	18,967
ChipMOS Technologies, Inc.	4,300	3,673
Chroma ATE, Inc.	8,291	39,651
Delta Electronics, Inc.	5,825	30,154
E Ink Holdings, Inc.	9,999	11,246
Elan Microelectronics Corp.	1,772	5,109
Elite Material Co. Ltd.	1,549	5,369
Feng TAY Enterprise Co. Ltd.	1,507	10,697
Globalwafers Co. Ltd.	4,001	39,621
Innolux Corp.	35,497	11,536
King Yuan Electronics Co. Ltd.	13,000	11,122
Kingpak Technology, Inc.	3,656	22,858
LandMark Optoelectronics Corp.	1,148	10,573
Largan Precision Co. Ltd.	272	40,828
Lite-On Technology Corp.	2,306	3,358
Lotus Pharmaceutical Co. Ltd.*	752	3,057
Machvision, Inc.	378	5,344
Makalot Industrial Co. Ltd.	2,538	17,841
Nien Made Enterprise Co. Ltd.	205	1,812
Novatek Microelectronics Corp.	6,916	44,494
Parade Technologies Ltd.	194	3,263
Primax Electronics Ltd.	1,263	2,498
Radiant Opto-Electronics Corp.	5,407	17,345
Realtek Semiconductor Corp.	4,190	24,827
Shin Kong Financial Holding Co. Ltd.	22,799	6,723
Taiwan Cement Corp.	4,445	5,965
Taiwan Semiconductor Manufacturing Co. Ltd.	32,178	257,378
TCI Co. Ltd.	377	5,186
Unimicron Technology Corp.	2,696	2,606
Uni-President Enterprises Corp.	7,798	18,949
Vanguard International Semiconductor Corp.	12,322	26,618
Voltronic Power Technology Corp.	596	11,688
Walsin Technology Corp.	4,089	26,750
Yageo Corp.	2,080	21,958

A1339

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Yuanta Financial Holding Co. Ltd.	5,608	$3,195
Zhen Ding Technology Holding Ltd.	1,107	3,450

		884,461

Thailand — 0.2%
Bangkok Bank PCL, NVDR	2,325	15,177
Krungthai Card PCL	1,784	1,991
Sea Ltd., ADR*	530	12,466
Thai Beverage PCL	6,883	4,294

		33,928

Turkey — 0.1%
BIM Birlesik Magazalar A/S	287	3,921
Soda Sanayii A/S	1,420	1,914
Tekfen Holding A/S	532	2,159
Turk Hava Yollari AO*	2,206	5,142
Turkiye Sise ve Cam Fabrikalari A/S	1,829	1,917

		15,053

United Arab Emirates — 0.0%
NMC Health PLC	265	7,897

United Kingdom — 0.7%
AstraZeneca PLC, ADR	2,085	84,297
Mondi Ltd.	683	15,095
Smith & Nephew PLC	2,063	40,950

		140,342

United States — 29.0%
Abbott Laboratories	1,412	112,874
Acadia Healthcare Co., Inc.*	537	15,738
Advanced Micro Devices, Inc.*(k)	2,965	75,667
Alkermes PLC*	1,014	37,001
Allergan PLC	483	70,716
Alnylam Pharmaceuticals, Inc.*	206	19,252
Alphabet, Inc. (Class A Stock)*(k)	54	63,552
Amazon.com, Inc.*	86	153,145
Amneal Pharmaceuticals, Inc.*	716	10,146
Anadarko Petroleum Corp.	936	42,568
Anthem, Inc.	255	73,180
Apple, Inc.	88	16,716
Arena Pharmaceuticals, Inc.*	498	22,325
Baxter International, Inc.	483	39,273
Biogen, Inc.*	103	24,347
Bio-Techne Corp.	60	11,913
Bluebird Bio, Inc.*	225	35,399
Boston Scientific Corp.*	1,907	73,191
Bristol-Myers Squibb Co.	1,883	89,838
Cabot Oil & Gas Corp.	280	7,307
Callon Petroleum Co.*(k)	1,729	13,054
Cerner Corp.*	293	16,763
Charter Communications, Inc. (Class A Stock)*(a)	311	107,889
Cinemark Holdings, Inc.	529	21,155
Coherent, Inc.*	106	15,022
Comcast Corp. (Class A Stock)(k)	7,257	290,135
CommScope Holding Co., Inc.*	2,424	52,674
Concho Resources, Inc.	1,135	125,940
Cray, Inc.*	682	17,766
Danaher Corp.	352	46,471

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Diamondback Energy, Inc.(k)	1,458	$148,031
Edwards Lifesciences Corp.*	209	39,988
Elanco Animal Health, Inc.*(a)	155	4,971
Eli Lilly & Co.(a)	878	113,929
EOG Resources, Inc.(k)	491	46,733
Equifax, Inc.	89	10,547
Expedia Group, Inc.	174	20,705
Facebook, Inc. (Class A Stock)*(k)	631	105,181
Falcon Minerals Corp.	8,157	72,108
Fidelity National Information Services, Inc.	98	11,084
First Solar, Inc.*	490	25,892
FleetCor Technologies, Inc.*	186	45,866
Flex Ltd.*	6,190	61,899
FormFactor, Inc.*	613	9,863
Fox Corp. (Class A Stock)*	693	25,440
Genpact Ltd.	464	16,324
Global Blood Therapeutics, Inc.*	337	17,837
Global Payments, Inc.	330	45,052
GoDaddy, Inc. (Class A Stock)*	269	20,226
Guidewire Software, Inc.*	331	32,160
Harris Corp.	332	53,024
HCA Healthcare, Inc.	255	33,247
Heron Therapeutics, Inc.*	203	4,961
HMS Holdings Corp.*	468	13,857
Houghton Mifflin Harcourt Co.*	2,679	19,476
Humana, Inc.	90	23,939
Incyte Corp.*	375	32,254
Intel Corp.	597	32,059
Ironwood Pharmaceuticals, Inc.*	1,296	17,535
Jagged Peak Energy, Inc.*	2,446	25,610
KLA-Tencor Corp.	294	35,107
Lattice Semiconductor Corp.*	1,305	15,569
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,166	40,868
Lumentum Holdings, Inc.*	627	35,451
Magnolia Oil & Gas Corp.*	1,136	13,632
Marvell Technology Group Ltd.	3,494	69,496
Medicines Co. (The)*	520	14,534
Medtronic PLC	314	28,599
Microchip Technology, Inc.	190	15,762
Micron Technology, Inc.*	991	40,958
Microsoft Corp.	1,074	126,668
Molina Healthcare, Inc.*	39	5,536
Motorola Solutions, Inc.	120	16,850
Mylan NV*	1,094	31,004
Netflix, Inc.*	818	291,666
New York Times Co. (The) (Class A Stock)(a)	559	18,363
Noble Energy, Inc.	959	23,716
NuVasive, Inc.*	126	7,156
NVIDIA Corp.	268	48,122
PayPal Holdings, Inc.*	326	33,852
PDC Energy, Inc.*	1,339	54,471
Penumbra, Inc.*	40	5,880
Pioneer Natural Resources Co.	416	63,348
Portola Pharmaceuticals, Inc.*	120	4,164
ProPetro Holding Corp.*(k)	3,917	88,289
Pure Storage, Inc. (Class A Stock)*	569	12,399
RingCentral, Inc. (Class A Stock)*	182	19,620

A1340

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
salesforce.com, Inc.*	266	$42,126
Schlumberger Ltd.	974	42,437
Seattle Genetics, Inc.*(a)	576	42,186
ServiceNow, Inc.*	135	33,276
Splunk, Inc.*	78	9,719
Spotify Technology SA*	272	37,754
SRC Energy, Inc.*	4,910	25,139
SVMK, Inc.*	689	12,547
Syneos Health, Inc.*	204	10,559
Tallgrass Energy LP	1,891	47,540
Targa Resources Corp.(k)	2,575	106,991
Teradyne, Inc.	473	18,844
Thermo Fisher Scientific, Inc.	250	68,430
Total System Services, Inc.	230	21,852
Trimble, Inc.*	530	21,412
Ultragenyx Pharmaceutical, Inc.*	245	16,993
UnitedHealth Group, Inc.	398	98,409
Valero Energy Corp.	547	46,402
Verizon Communications, Inc.	625	36,956
Vertex Pharmaceuticals, Inc.*	231	42,492
Viacom, Inc. (Class B Stock)(k)	1,116	31,326
Viper Energy Partners LP	2,273	75,373
Visa, Inc. (Class A Stock)	139	21,710
VMware, Inc. (Class A Stock)	140	25,271
Walt Disney Co. (The)(k)	2,464	273,578
WellCare Health Plans, Inc.*	113	30,482
Western Digital Corp.(a)	810	38,929
WEX, Inc.*	103	19,775
Workday, Inc. (Class A Stock)*(k)	219	42,234
WPX Energy, Inc.*	8,857	116,115
Xilinx, Inc.	145	18,385
Zebra Technologies Corp. (Class A Stock)*	68	14,248
Zimmer Biomet Holdings, Inc.	162	20,687

		5,502,072

TOTAL COMMON STOCKS (cost $13,985,039)		14,749,977

PREFERRED STOCKS — 0.4%

Brazil — 0.4%
Banco Bradesco SA (PRFC)	2,900	31,701
Banco do Estado do Rio Grande do Sul SA (PRFC B)	700	4,325
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	300	5,921
Gerdau SA (PRFC)	500	1,930
Petroleo Brasileiro SA (PRFC)	3,100	22,035
Randon SA Implementos e Participacoes (PRFC)	900	2,237
Telefonica Brasil SA (PRFC)	100	1,213

TOTAL PREFERRED STOCKS
(cost $61,381)		69,362

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI India ETF	167	5,887

		Shares		Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
TOPIX Exchange Traded Fund			3,345	$50,219

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $55,644)				56,106

Interest Rate	Maturity Date	Principal Amount (000)#
SOVEREIGN BONDS — 13.6%
Australia — 1.0%
Australia Government Bond,
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	187	191,525

Austria — 0.3%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	53	62,863

Belgium — 0.3%
Kingdom of Belgium Government Bond,
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	46	59,239

Canada — 1.1%
Canadian Government Bond,
Bonds
3.500%	12/01/45	CAD	96	95,716
Canadian Government Real Return Bond,
Bonds, TIPS
4.000%	12/01/31	CAD	160	115,438

				211,154

Denmark — 0.1%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	90	24,729

Finland — 0.3%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	43	50,211

France — 0.7%
French Republic Government Bond OAT,
Bonds, TIPS
1.850%	07/25/27	EUR	114	126,844

Germany — 1.5%
Deutsche Bundesrepublik Inflation Linked Bond,
Bonds, TIPS
0.100%	04/15/26	EUR	244	275,299

Ireland — 0.4%
Ireland Government Bond,
Bonds
4.500%	04/18/20	EUR	37	43,706
5.400%	03/13/25	EUR	23	34,023

				77,729

Italy — 2.1%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR	62	79,208

A1341

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Italy (cont’d)
Unsec’d. Notes, 144A
5.000%	09/01/40	EUR	37	$51,529
Unsec’d. Notes, TIPS, 144A
3.100%	09/15/26	EUR	260	272,997

				403,734

Japan — 2.1%
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,300	98,087
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	34,093	303,486

				401,573

Netherlands — 0.4%
Netherlands Government Bond,
Bonds, 144A
4.000%	01/15/37	EUR	46	83,333

Norway — 0.6%
Norway Government Bond,
Bonds, 144A
3.000%	03/14/24	NOK	596	74,516
3.750%	05/25/21	NOK	238	29,028

				103,544

Spain — 0.4%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	63	84,525

Sweden — 1.0%
Sweden Government Bond,
Bonds
2.500%	05/12/25	SEK	465	57,961
5.000%	12/01/20	SEK	155	18,210
Sweden Inflation Linked Bond,
Bonds, TIPS, 144A
1.000%	06/01/25	SEK	795	106,509

				182,680

United Kingdom — 1.3%
United Kingdom Gilt,
Bonds
3.500%	01/22/45	GBP	24	44,009
3.750%	09/07/21	GBP	22	30,805
5.000%	03/07/25	GBP	22	35,679
United Kingdom Gilt Inflation Linked,
Bonds, TIPS
0.625%	03/22/40	GBP	97	130,536

				241,029

TOTAL SOVEREIGN BONDS
(cost $2,638,571)				2,580,011

TOTAL LONG-TERM INVESTMENTS
(cost $16,740,635)				17,455,456

	Shares	Value

SHORT-TERM INVESTMENTS — 9.5%

AFFILIATED MUTUAL FUND — 1.9%
PGIM Institutional Money Market Fund (cost $362,667; includes $361,708 of cash collateral for securities on loan)(b)(w)	362,560	$362,633

UNAFFILIATED MUTUAL FUND — 1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $203,045)	203,045	203,045

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATION(n) — 6.5%
U.S. Treasury Bills
2.410%	06/27/19	(h)(k)
(cost $1,232,823)			1,240	1,232,965

OPTIONS PURCHASED~* — 0.1% (cost $62,979)				14,645

TOTAL SHORT-TERM INVESTMENTS
(cost $1,861,514)				1,813,288

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.4%
(cost $18,602,149)				19,268,744

OPTIONS WRITTEN~* — (0.0)%
(premiums received $5,195)				(4,578)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.4%
(cost $18,596,954)				19,264,166
Liabilities in excess of other assets(z) — (1.4)%				(268,290)

NET ASSETS — 100.0%				$18,995,876

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $353,048; cash collateral of $361,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

A1342

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(n)	Rate shown reflects yield to maturity at purchase date.	(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

iPath Series B S&P 500 VIX Short-Term Futures	Put	01/17/20	$20.00	17	2	$3,536
(cost $3,014)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Bank of America, N.A.	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		570	$332
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Deutsche Bank AG	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		505	294
7- Year x 10- Year Interest Rate Swap, 04/04/34	Put	Goldman Sachs International	04/02/24	4.88%	3 Month LIBOR(Q)	4.88%(S)		1,425	8,232
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Morgan Stanley & Co. International PLC	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	615	1,730
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Goldman Sachs International	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	185	521

Total OTC Swaptions (cost $59,965)									$11,109

Total Options Purchased (cost $62,979)									$14,645

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
iPath Series B S&P 500 VIX Short-Term Futures	Put	01/17/20	$19.00	17	2	$ (2,872)
(premiums received 2,425)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	Goldman Sachs International	05/17/19	$2,850.00	9	1	$(392)
Euro STOXX 50 Index	Put	Goldman Sachs International	05/17/19	$90.00	236	EUR 2	(675)
Russell 2000 Index	Put	Morgan Stanley & Co. International PLC	05/31/19	$1,470.00	16	2	(323)
S&P 500 Index	Put	Goldman Sachs International	04/18/19	$2,325.00	16	2	(6)
S&P 500 Index	Put	Goldman Sachs International	04/30/19	$2,450.00	10	1	(14)
S&P 500 Index	Put	Goldman Sachs International	05/17/19	$2,550.00	10	1	(62)
S&P 500 Index	Put	Goldman Sachs International	05/17/19	$2,600.00	9	1	(76)

A1343

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	Goldman Sachs International	06/21/19	$2,575.00	9	1	$(158)

Total OTC Traded (premiums received $2,770)							$(1,706)

Total Options Written (premiums received $5,195)							$(4,578)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
10	2 Year U.S. Treasury Notes	Jun. 2019	$2,130,938	$ 7,976
4	3 Year Australian Treasury Bonds	Jun. 2019	882,631	1,655
3	5 Year Euro-Bobl	Jun. 2019	448,052	2,334
51	5 Year U.S. Treasury Notes	Jun. 2019	5,907,234	59,367
9	10 Year Australian Treasury Bonds	Jun. 2019	6,801,158	1,500
3	10 Year U.S. Treasury Notes	Jun. 2019	372,656	(63)
8	20 Year U.S. Treasury Bonds	Jun. 2019	1,197,250	34,334
6	30 Year Euro Buxl	Jun. 2019	1,289,974	60,710
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	168,000	6,133
2	Amsterdam Index	Apr. 2019	245,862	4,438
3	ASX SPI 200 Index	Jun. 2019	328,629	(320)
3	Australian Dollar Currency	Jun. 2019	213,270	330
4	BIST National 30 Index	Apr. 2019	8,656	(920)
18	British Pound Currency	Jun. 2019	1,468,800	(15,163)
6	CAC40 10 Euro	Apr. 2019	359,612	6,422
8	Canadian Dollar Currency	Jun. 2019	600,240	600
1	DAX Index	Jun. 2019	323,472	(154)
3	Euro Schatz Index	Jun. 2019	376,826	359
1	Euro STOXX 50 Index	Jun. 2019	36,704	640
51	Euro STOXX 50 Index Dividend	Dec. 2019	695,096	4,625
24	Euro STOXX 50 Index Dividend	Dec. 2020	329,796	5,827
1	Euro-OAT	Jun. 2019	182,476	4,958
3	FTSE 100 Index	Jun. 2019	281,780	6,564
1	FTSE/MIB Index	Jun. 2019	116,332	3,848
1	Hang Seng China Enterprises Index	Apr. 2019	72,446	235
1	IBEX 35 Index	Apr. 2019	103,071	341
3	Mini MSCI Emerging Markets Index	Jun. 2019	158,610	4,705
3	MSCI Taiwan Stock Index	Apr. 2019	117,210	1,245
1	Russell 2000 E-Mini Index	Jun. 2019	77,190	1,170
1	S&P Mid Cap 400 E-Mini Index	Jun. 2019	190,100	3,075
1	S&P/TSX 60 Index	Jun. 2019	143,241	1,067
1	SGX Nifty 50 Index	Apr. 2019	23,351	453

				208,291

Short Positions:
4	10 Year Canadian Government Bonds	Jun. 2019	416,178	1,422
21	10 Year Euro-Bund	Jun. 2019	3,918,448	(75,652)
3	10 Year Mini Japanese Government Bonds	Jun. 2019	414,906	(279)
8	10 Year U.K. Gilt	Jun. 2019	1,347,990	(23,841)
1	CBOE Volatility Index	May 2019	16,325	(315)
2	Euro Currency	Jun. 2019	282,213	2,300
7	Euro STOXX 50 Index Dividend	Dec. 2021	92,186	(460)
3	Euro STOXX 50 Index Dividend	Dec. 2022	37,927	(539)
9	Japanese Yen Currency	Jun. 2019	1,021,331	(1,968)
1	Norwegian Krone Currency	Jun. 2019	232,700	(60)
13	SGX FTSE China A50 Index	Apr. 2019	170,625	(7,004)
1	Swedish Krona Currency	Jun. 2019	216,460	(1,340)
3	Swiss Franc Currency	Jun. 2019	379,275	(3,562)

A1344

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
13	TOPIX Index	Jun. 2019	$ 1,867,364	$ 10,264
(101,034)
$ 107,257

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	AUD	60	$ 42,884	$ 42,630	$ —	$ (254)
Brazilian Real,
Expiring 04/02/19	Bank of America, N.A.	BRL	180	47,682	45,961	—	(1,721)
Expiring 04/02/19	Bank of America, N.A.	BRL	50	12,831	12,767	—	(64)
Expiring 04/02/19	Citibank, N.A.	BRL	770	206,064	196,611	—	(9,453)
Expiring 04/02/19	Citibank, N.A.	BRL	250	64,157	63,835	—	(322)
Expiring 04/02/19	Citibank, N.A.	BRL	50	12,633	12,767	134	—
Expiring 04/02/19	Citibank, N.A.	BRL	20	5,251	5,106	—	(145)
Expiring 04/02/19	Deutsche Bank AG	BRL	120	30,960	30,641	—	(319)
Expiring 04/02/19	Deutsche Bank AG	BRL	60	15,398	15,321	—	(77)
Expiring 05/03/19	Citibank, N.A.	BRL	1,030	259,688	262,454	2,766	—
Expiring 05/03/19	Citibank, N.A.	BRL	100	25,667	25,481	—	(186)
British Pound,
Expiring 04/30/19	Citibank, N.A.	GBP	140	185,550	182,638	—	(2,912)
Canadian Dollar,
Expiring 04/30/19	Bank of America, N.A.	CAD	460	344,078	344,502	424	—
Indian Rupee,
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	INR	26,120	376,912	375,186	—	(1,726)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	INR	10,580	152,509	151,970	—	(539)
Japanese Yen,
Expiring 04/26/19	Citibank, N.A.	JPY	34,560	313,305	312,618	—	(687)
Expiring 09/22/22	JPMorgan Chase Bank, N.A.	JPY	1,300	13,460	12,918	—	(542)
Mexican Peso,
Expiring 04/30/19	Citibank, N.A.	MXN	5,810	303,009	297,781	—	(5,228)
New Taiwanese Dollar,
Expiring 04/30/19	Deutsche Bank AG	TWD	10,180	330,541	330,955	414	—
New Zealand Dollar,
Expiring 04/30/19	Citibank, N.A.	NZD	360	249,094	245,303	—	(3,791)
Norwegian Krone,
Expiring 04/30/19	Citibank, N.A.	NOK	420	49,295	48,757	—	(538)
Polish Zloty,
Expiring 04/30/19	Bank of America, N.A.	PLN	30	7,903	7,822	—	(81)
Singapore Dollar,
Expiring 04/30/19	Bank of America, N.A.	SGD	160	118,485	118,132	—	(353)
South African Rand,
Expiring 04/30/19	Bank of America, N.A.	ZAR	5,000	345,965	345,201	—	(764)
South Korean Won,
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	KRW	217,240	191,878	191,566	—	(312)

				$3,705,199	$3,678,923	3,738	(30,014)

A1345

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	AUD	60	$ 42,884	$ 42,630	$ 254	$ —
Brazilian Real,
Expiring 04/02/19	Bank of America, N.A.	BRL	180	46,193	45,961	232	—
Expiring 04/02/19	Bank of America, N.A.	BRL	50	13,245	12,767	478	—
Expiring 04/02/19	Citibank, N.A.	BRL	1,030	260,232	263,000	—	(2,768)
Expiring 04/02/19	Citibank, N.A.	BRL	60	15,398	15,321	77	—
Expiring 04/02/19	Deutsche Bank AG	BRL	120	30,795	30,640	155	—
Expiring 04/02/19	Deutsche Bank AG	BRL	60	15,806	15,320	486	—
Expiring 05/03/19	Citibank, N.A.	BRL	50	12,606	12,740	—	(134)
Expiring 05/03/19	JPMorgan Chase Bank, N.A.	BRL	180	45,175	45,866	—	(691)
Canadian Dollar,
Expiring 04/30/19	Bank of America, N.A.	CAD	100	74,800	74,892	—	(92)
Euro,
Expiring 04/30/19	Bank of America, N.A.	EUR	20	22,567	22,496	71	—
Expiring 04/30/19	Citibank, N.A.	EUR	360	407,594	404,926	2,668	—
Hungarian Forint,
Expiring 04/30/19	Bank of America, N.A.	HUF	83,630	297,074	292,747	4,327	—
Indian Rupee,
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	INR	9,470	136,652	136,026	626	—
Japanese Yen,
Expiring 04/26/19	Citibank, N.A.	JPY	81,910	742,559	740,931	1,628	—
Expiring 09/22/22	JPMorgan Chase Bank, N.A.	JPY	1,300	13,460	12,918	542	—
New Taiwanese Dollar,
Expiring 04/30/19	Bank of America, N.A.	TWD	680	22,064	22,107	—	(43)
Expiring 04/30/19	Deutsche Bank AG	TWD	35,780	1,161,764	1,163,218	—	(1,454)
New Zealand Dollar,
Expiring 04/30/19	Citibank, N.A.	NZD	10	6,919	6,814	105	—
Norwegian Krone,
Expiring 04/30/19	Citibank, N.A.	NOK	1,080	126,758	125,375	1,383	—
Polish Zloty,
Expiring 04/30/19	Bank of America, N.A.	PLN	800	210,745	208,578	2,167	—
Singapore Dollar,
Expiring 04/30/19	Bank of America, N.A.	SGD	195	144,404	143,973	431	—
South African Rand,
Expiring 04/30/19	Bank of America, N.A.	ZAR	1,840	127,315	127,034	281	—
South Korean Won,
Expiring 04/30/19	Citibank, N.A.	KRW	24,310	21,392	21,437	—	(45)
Expiring 04/30/19	JPMorgan Chase Bank, N.A.	KRW	428,870	378,800	378,183	617	—
Swedish Krona,
Expiring 04/30/19	Citibank, N.A.	SEK	1,130	122,756	121,832	924	—
Swiss Franc,
Expiring 04/30/19	Bank of America, N.A.	CHF	10	10,091	10,074	17	—
Expiring 04/30/19	Citibank, N.A.	CHF	370	373,226	372,724	502	—

				$4,883,274	$4,870,530	17,971	(5,227)

						$21,709	$(35,241)

A1346

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	12/20/23	1.000	%(Q)	170	1.618%	$ (4,523)	$ (5,041)	$ 518	Morgan Stanley & Co. International PLC
Republic of Mexico	12/20/23	1.000	%(Q)	170	1.116%	(817)	(2,712)	1,895	Goldman Sachs International
Republic of Turkey	12/20/23	1.000	%(Q)	105	4.173%	(13,331)	(9,169)	(4,162)	Morgan Stanley & Co. International PLC
Republic of Turkey	12/20/23	1.000	%(Q)	65	4.173%	(8,252)	(5,714)	(2,538)	Morgan Stanley & Co. International PLC
						$(26,923)	$(22,636)	$(4,287)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.30.V1	06/20/23	1.000	%(Q)	585	$ 20,534	$ 21,325	$ 791

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.30.V1	12/20/23	1.000	%(Q)	455	1.823%	$ (18,443)	$ (15,467)	$ 2,976
CDX.NA.HY.31	12/20/23	5.000	%(Q)	512	3.353%	30,996	35,124	4,128
CDX.NA.HY.32	06/20/24	5.000	%(Q)	1,655	3.487%	103,653	112,758	9,105
CDX.NA.IG.31	12/20/23	1.000	%(Q)	1,980	0.562%	29,456	39,288	9,832
iTraxx Europe Crossover S30.V2	12/20/23	5.000	%(Q)	EUR 273	2.740%	26,644	30,385	3,741
iTraxx Europe S30.V1	12/20/23	1.000	%(Q)	EUR 1,385	0.598%	15,755	29,820	14,065
iTraxx Europe Senior Financials S30.V1	12/20/23	1.000	%(Q)	EUR 1,230	0.712%	420	18,971	18,551
						$ 188,481	$ 250,879	$62,398

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a

A1347

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2019:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)			Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

58.com, Inc., ADR(M)	1Month LIBOR -32.50bps(M)	JPMorgan Chase Bank, N.A.	03/31/20		(15)		$—	$ —	$ —
58.com, Inc., ADR(M)	1Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(8)		—	—	—
58.com, Inc., ADR(M)	1Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(8)		—	—	—
Barclays Merger Arbitrage US Index(M)	0.73%(M)	Barclays Bank PLC	02/28/20		1,093		(7,539)	—	(7,539)
BYD Co., Ltd.(M)	1Month HIBOR -1,150bps(M)	Goldman Sachs International	10/31/19	HKD	(68)		—	—	—
BYD Co., Ltd.(M)	1Month HIBOR -1,150bps(M)	Goldman Sachs International	10/31/19	HKD	(46)		—	—	—
Celltrion, Inc.(M)	1Month LIBOR -600bps(M)	Goldman Sachs International	11/29/19		—	(r)	1	—	1
China Everbright International Ltd.(M)	1Month HIBOR -40bps(M)	Goldman Sachs International	01/31/20	HKD	(56)		—	—	—
China Everbright International Ltd.(M)	1Month HIBOR -40bps(M)	Goldman Sachs International	01/31/20	HKD	(75)		—	—	—
China Mobile Ltd.(M)	1Month HIBOR -40bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(228)		(6)	—	(6)
China Petroleum & Chemical Corp.(M)	1Month HIBOR -40bps(M)	Goldman Sachs International	11/29/19	HKD	(120)		—	—	—
China Unicom (Hong Kong) Ltd.(M)	1Month HIBOR -40bps(M)	Goldman Sachs International	03/31/20	HKD	(225)		(7)	—	(7)
ChinaAMC CSI 300 Index(M)	1Month HIBOR -400bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(242)		—	—	—
ChinaAMC CSI 300 Index(M)	1Month HIBOR -475bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(358)		—	—	—
Citi Bespoke Equity Congestion(M)††	0.20%(M)	Citibank, N.A.	07/31/19		203		(1,678)	—	(1,678)
Deutsche Bank Custom Volatility Portfolio(M)††	—	Deutsche Bank AG	04/30/19		627		(8,753)	—	(8,753)
Deutsche Bank Custom Volatility Portfolio(M)††	—	Deutsche Bank AG	04/30/19		409		(5,709)	—	(5,709)

A1348

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

Deutsche Bank Custom Volatility Portfolio(M)	—	Deutsche Bank AG	07/31/19		57	$ (801)	$ —	$ (801)
Deutsche Bank Variance Risk Premium 5(M)	—	Deutsche Bank AG	04/30/19		10	52	—	52
Deutsche Bank Variance Risk Premium 5(M)	—	Deutsche Bank AG	06/28/19		8	41	—	41
Deutsche Bank Variance Risk Premium 5(M)	—	Deutsche Bank AG	11/29/19		10	52	—	52
Deutsche Bank Variance Risk Premium 5(M)	—	Deutsche Bank AG	12/31/19		26	134	—	134
Goldman Sachs Global Media Basket Index(M)††	1Month LIBOR -1bps(M)	Goldman Sachs International	02/28/20		(1,371)	(278)	—	(278)
Goldman Sachs Global Tech Basket Index(M)††	1Month LIBOR -5bps(M)	Goldman Sachs International	05/31/19		(2,177)	(2,317)	—	(2,317)
Invesco DB Agriculture Fund(M)	1Month LIBOR +35bps(M)	Bank of America, N.A.	06/28/19		613	—	—	—
Invesco DB Base Metals Fund(M)	1Month LIBOR +40bps(M)	Bank of America, N.A.	06/28/19		596	—	—	—
Invesco DB Base Metals Fund(M)	1Month LIBOR +40bps(M)	Bank of America, N.A.	06/28/19		253	—	—	—
Invesco DB Energy Fund(M)	1Month LIBOR +40bps(M)	Bank of America, N.A.	06/28/19		529	—	—	—
Invesco DB Energy Fund(M)	1Month LIBOR +40bps(M)	Bank of America, N.A.	11/29/19		253	—	—	—
Invesco DB Precious Metals Fund(M)	1Month LIBOR(M)	Bank of America, N.A.	06/28/19		692	—	—	—
Invesco DB Precious Metals Fund(M)	1Month LIBOR(M)	Bank of America, N.A.	11/29/19		300	—	—	—
iPath Series B S&P 500 VIX Short-Term Futures(M)	1Month LIBOR -291bps(M)	Morgan Stanley & Co. International PLC	01/31/20		(4)	—	—	—
iPath Series B S&P 500 VIX Short-Term Futures(M)	1Month LIBOR -291bps(M)	Morgan Stanley & Co. International PLC	03/31/20		(2)	—	—	—
J.D.com, Inc., ADR(M)	1Month LIBOR -27.50bps(M)	Morgan Stanley & Co. International PLC	03/31/20		(16)	—	—	—
JP Morgan 100% EU Theta Dispersion Index(M)	—	JPMorgan Chase Bank, N.A.	01/31/20	EUR	541	(876)	—	(876)
JP Morgan 100% EU Theta Dispersion Index(M)	—	JPMorgan Chase Bank, N.A.	02/28/20	EUR	93	(154)	—	(154)
JP Morgan Dynamic Volatility Carry Index(M)	—	JPMorgan Chase Bank, N.A.	11/29/19		164	(7)	—	(7)
JP Morgan US QES Momentum Series 2 Index(3)(M)	-0.25%(M)	JPMorgan Chase Bank, N.A.	02/28/20		255	(1,542)	—	(1,542)

A1349

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

JP Morgan US Technology Momentum QES Index(4)(M)	0.25%(M)	JPMorgan Chase Bank, N.A.	07/31/19		325	$ (2,583)	$ —	$ (2,583)
JP Morgan US Volatility QES Momentum Index(M)	1Month LIBOR(M)	JPMorgan Chase Bank, N.A.	02/28/20		172	—	—	—
Kraneshares CSI China Internet Fund(M)	1Month LIBOR -27.50bps(M)	Morgan Stanley & Co. International PLC	02/28/20		(38)	—	—	—
Kraneshares CSI China Internet Fund(M)	1Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(29)	—	—	—
Kraneshares CSI China Internet Fund(M)	1Month LIBOR -27.50bps(M)	Morgan Stanley & Co. International PLC	03/31/20		(37)	—	—	—
Kraneshares CSI China Internet Fund(M)	1Month LIBOR -27.50bps(M)	Morgan Stanley & Co. International PLC	03/31/20		(37)	—	—	—
KunLun Energy Co., Ltd.(M)	1Month HIBOR -40bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(114)	(39)	—	(39)
Morgan Stanley Systematic Dispersion Index(M)††	0.40%(M)	Morgan Stanley & Co. International PLC	07/31/19		234	(929)	—	(929)
Morgan Stanley Systematic Dispersion Index(M)	—	Morgan Stanley & Co. International PLC	07/31/19		110	(435)	—	(435)
Morgan Stanley Systematic Dispersion Index(M)	—	Morgan Stanley & Co. International PLC	07/31/19		101	(402)	—	(402)
MSCI AC Asia Pac Information Technology Gross Total Return USD Index(M)	1Month LIBOR +15bps(M)	BNP Paribas	11/29/19		(31)	—	—	—
MSCI AC Asia Pac Information Technology Gross Total Return USD Index(M)	1Month LIBOR +5bps(M)	BNP Paribas	03/27/20		(43)	(160)	—	(160)
MSCI AC Asia Pac Information Technology Gross Total Return USD Index(M)	1Month LIBOR +12bps(M)	BNP Paribas	06/28/19		(984)	—	—	—
MSCI AC Asia Pac Information Technology Gross Total Return USD Index(M)	1Month LIBOR(M)	BNP Paribas	09/30/19		(194)	—	—	—
MSCI AC Asia Pac Information Technology Gross Total Return USD Index(M)	1Month LIBOR +32bps(M)	BNP Paribas	11/29/19		(1,096)	—	—	—
MSCI China Automobiles & Components Index(M)	1Month HIBOR -30bps(M)	Goldman Sachs International	03/31/20	HKD	(7)	14	—	14
MSCI China Automobiles & Components Index(M)	1Month HIBOR -30bps(M)	Goldman Sachs International	03/31/20	HKD	(360)	718	—	718

A1350

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (Continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

MSCI China Banks Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	03/31/20	HKD	(333)	$(266)	$ —	$ (266)
MSCI China Communication Services Index(M)	1 Month HIBOR +10bps(M)	Goldman Sachs International	02/28/20	HKD	(239)	—	—	—
MSCI China Consumer Discretionary Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	03/31/20	HKD	(352)	—	—	—
MSCI China Consumer Staples Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	02/28/20	HKD	(127)	—	—	—
MSCI China Consumer Staples Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	02/28/20	HKD	(257)	—	—	—
MSCI China Energy Index(M)	1 Month HIBOR +10bps(M)	Goldman Sachs International	03/31/20	HKD	(229)	—	—	—
MSCI China Financials Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	02/28/20	HKD	(111)	—	—	—
MSCI China Health Care Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	02/28/20	HKD	(248)	—	—	—
MSCI China Health Care Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	03/31/20	HKD	(352)	—	—	—
MSCI China Industrials Index(M)	1 Month HIBOR +20bps(M)	Barclays Bank PLC	02/28/20	HKD	(231)	—	—	—
MSCI China Information Technology Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	02/28/20	HKD	(19)	—	—	—
MSCI China Information Technology Index(M)	1 Month HIBOR +20bps(M)	Goldman Sachs International	03/31/20	HKD	(558)	—	—	—
MSCI China Materials Index(M)	1 Month HIBOR -5bps(M)	Goldman Sachs International	03/31/20	HKD	(351)	—	—	—
MSCI China Real Estate Index(M)	1 Month HIBOR +5bps(M)	Barclays Bank PLC	02/28/20	HKD	(4)	16	—	16
MSCI China Real Estate Index(M)	1 Month HIBOR +10bps(M)	Goldman Sachs International	03/31/20	HKD	(264)	1,059	—	1,059
MSCI China Utilities Index(M)	1 Month HIBOR +10bps(M)	Goldman Sachs International	03/31/20	HKD	(104)	—	—	—
MSCI Daily Total Return World Gross Health Care(M)	1 Month LIBOR +29bps(M)	Goldman Sachs International	02/28/20		(56)	529	—	529
MSCI Daily Total Return World Gross Health Care(M)	1 Month LIBOR +38bps(M)	Goldman Sachs International	04/30/19		(1,661)	15,699	—	15,699

A1351

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (Continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

MSCI Daily Total Return World Gross Health Care(M)	1 Month LIBOR +38bps(M)	Goldman Sachs International	06/28/19		(411)	$3,886	$ —	$ 3,886
MSCI Emerging Net Total Return USD Index(M)	1 Month LIBOR +40bps(M)	Deutsche Bank AG	01/31/20		(2,058)	—	—	—
NetEase, Inc.(M)	1 Month LIBOR -27.50bps(M)	Morgan Stanley & Co. International PLC	01/31/20		(15)	—	—	—
PCC Property Co.(M)	1 Month HIBOR -40bps(M)	Goldman Sachs International	01/31/20	HKD	(131)	—	—	—
PertoChina Co., Ltd.(M)	1 Month HIBOR -35bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(114)	(42)	—	(42)
Pinduoduo, Inc., ADR(M)	1 Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(14)	—	—	—
S&P 500 Communication Services Sector Total Return Index(M)	1 Month LIBOR +11bps(M)	Barclays Bank PLC	04/03/19		(571)	(4,968)	—	(4,968)
S&P 500 Consumer Discretionary Sector Total Return Index(M)	—	Barclays Bank PLC	04/03/19		(81)	(2,529)	—	(2,529)
S&P 500 Consumer Staples Sector Total Return Index(M)	1 Month LIBOR +10bps(M)	Barclays Bank PLC	04/03/19		(243)	(10,710)	—	(10,710)
S&P 500 Energy Sector Total Return Index(M)	1 Month LIBOR +16bps(M)	Citibank, N.A.	02/28/20		(58)	—	—	—
S&P 500 Energy Sector Total Return Index(M)	1 Month LIBOR +20bps(M)	Barclays Bank PLC	04/03/19		242	941	—	941
S&P 500 Energy Sector Total Return Index(M)	1 Month LIBOR +26bps(M)	Citibank, N.A.	08/30/19		(1,068)	—	—	—
S&P 500 Energy Sector Total Return Index(M)	1 Month LIBOR +25bps(M)	Goldman Sachs International	11/29/19		(762)	—	—	—
S&P 500 Energy Sector Total Return Index(M)	1 Month LIBOR +28bps(M)	Bank of America, N.A.	11/29/19		(52)	—	—	—
S&P 500 Financial Sector Total Return Index(M)	1 Month LIBOR +19bps(M)	Barclays Bank PLC	04/03/19		727	(16,348)	—	(16,348)
S&P 500 Health Care Sector Total Return Index(M)	1 Month LIBOR +20bps(M)	Barclays Bank PLC	04/03/19		566	2,844	—	2,844
S&P 500 Industrials Sector Total Return Index(M)	1 Month LIBOR +18bps(M)	Barclays Bank PLC	04/03/19		81	(96)	—	(96)
S&P 500 InfTec Sector Total Return Index(M)	1 Month LIBOR +18bps(M)	Barclays Bank PLC	04/03/19		404	19,408	—	19,408

A1352

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Total return swap agreements outstanding at March 31, 2019 (Continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)(2)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

S&P 500 Materials Sector Total Return Index(M)	1 Month LIBOR +10bps(M)	Barclays Bank PLC	04/03/19		(403)	$(5,615)	$ —	$ (5,615)
S&P 500 Utilities Sector Total Return Index(M)	1 Month LIBOR +8bps(M)	Barclays Bank PLC	04/03/19		(728)	(19,019)	—	(19,019)
Semiconductor Manufacturing(M)	1 Month HIBOR -300bps(M)	Goldman Sachs International	03/31/20	HKD	(225)	—	—	—
SINA Corp.(M)	1 Month LIBOR -32.50bps(M)	JPMorgan Chase Bank, N.A.	03/31/20		(14)	—	—	—
Sinopac Shanghai Pertochemical Co.(M)	1 Month HIBOR -40bps(M)	Morgan Stanley & Co. International PLC	03/31/20	HKD	(113)	40	—	40
Sunny Optical Technology Group Co., Ltd.(M)	1 Month HIBOR(M)	Goldman Sachs International	03/31/20	HKD	(112)	—	—	—
Tecent Music Entertainment, ADR(M)	1 Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(14)	(1,004)	—	(1,004)
Vipshop Holdings Ltd., ADR(M)	1 Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(8)	—	—	—
Weibo Corp., ADR(M)	1 Month LIBOR -27.50bps(M)	Goldman Sachs International	03/31/20		(15)	—	—	—

						$(49,378)	$—	$(49,378)

(r) Notional amount is less than $500 par.

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(3) The value of the JP Morgan US QES Momentum Series 2 Index is derived from E-mini S&P 500 futures. The allocation was 0% at March 31, 2019.

(4) The value of the JP Morgan US Technology Momentum QES Index is derived from E-mini Nasdaq 100 futures. The allocation was 0% at March 31, 2019.

†† See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Citi Bespoke Equity Congestion total return swap with Citibank, N.A., as of March 31, 2019, termination date 07/31/19:

Cash/Cash Equivalent:

Description	Value	% of Total Index Value

USD Currency	$1,383,264	102.11%

Future Contracts:

Long Position:

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value

CBOE Volatility Index	347	Apr. 2019	$5,286	0.39%

A1353

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value

CBOE Volatility Index	156	May 2019	2,546	0.19%

			$7,832

Short Position:

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value

S&P 500 E-Mini Index	12	June. 2019	$(34,055)	(2.51)%

Securities Sold Short:

Reference Equity	Shares	Market Value	% of Total Index Value

iShares MSCI Emerging Markets ETF	56	$(2,402)	(0.18)%

The following table represents the individual positions and related values of underlying securities of Deutsche Bank Custom Volatility Portfolio total return swap with Deutsche Bank AG, as of March 31, 2019, termination date 04/30/19:

Indices:

Reference Entity	Shares	Market Value	% of Total Index Value

Deutsche Bank DBIQ ImpAct Euro Rates 3M Hedged to USD Index	30,583	$3,422,807	46.50%
Deutsche Bank DBIQ ImpAct Dollar Rates 3M Index	19,925	2,490,140	33.82%
Deutsche Bank USD Rates Long Volatility Index	5,689	747,522	10.15%
Deutsche Bank EUR Rates Long Vol. Hedged to USD Index	5,281	701,386	9.53%

		$7,361,855

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Global Tech Basket Index total return swap with Goldman Sachs International, as of March 31, 2019, termination date 05/31/19:

Common Stocks:

Reference Entity	Shares	Market Value	% of Total Index Value

Apple, Inc.	122,762	$23,318,642	8.97%
Microsoft Corp.	188,970	22,287,122	8.58%
Amazon.com, Inc.	10,821	19,269,496	7.42%
Facebook, Inc.	61,565	10,262,270	3.95%
Alphabet, Inc.	8,206	9,628,182	3.71%
Alphabet, Inc.	7,785	9,162,089	3.53%
Visa, Inc.	45,797	7,153,033	2.75%
Tencent Holdings Ltd.	148,951	6,849,929	2.64%
Intel Corp.	117,563	6,313,133	2.43%
Cisco Systems, Inc.	115,587	6,240,542	2.40%
Alibaba Group Holding Ltd.	32,607	5,949,147	2.29%
Mastercard, Inc.	23,943	5,637,379	2.17%
TSMC	637,434	5,069,831	1.95%
Samsung Electronics Co., Ltd.	123,455	4,844,633	1.86%
Oracle Corp.	69,002	3,706,097	1.43%
Adobe, Inc.	12,734	3,393,484	1.31%
International Business Machines Corp.	23,646	3,336,451	1.28%
Broadcom, Inc.	10,692	3,215,191	1.24%
salesforce.com, Inc.	19,928	3,155,997	1.21%
PayPal Holdings, Inc.	28,953	3,006,480	1.16%
SAP SE	25,702	2,970,542	1.14%
Accenture PLC	16,616	2,924,748	1.13%
NVIDIA Corp.	15,148	2,719,975	1.05%

A1354

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value

Texas Instruments, Inc.	24,826	2,633,294	1.01%
Naspers Ltd.	10,763	2,486,864	0.96%
Booking Holdings, Inc.	1,220	2,128,790	0.82%
ASML Holding NV	10,535	1,976,525	0.76%
Automatic Data Processing, Inc.	11,458	1,830,301	0.70%
QUALCOMM, Inc.	31,664	1,805,798	0.69%
Intuit, Inc.	6,508	1,701,256	0.65%
Keyence Corp.	2,432	1,514,264	0.58%
Micron Technology, Inc.	29,432	1,216,425	0.47%
Baidu, Inc.	7,301	1,203,570	0.46%
ServiceNow, Inc.	4,633	1,141,988	0.44%
Cognizant Technology Solutions Corp.	15,115	1,095,082	0.42%
Applied Materials, Inc.	25,466	1,009,982	0.39%
SK Hynix, Inc.	15,380	1,002,976	0.39%
Analog Devices, Inc.	9,468	996,696	0.38%
Fidelity National Information Services, Inc.	8,558	967,910	0.37%
Fiserv, Inc.	10,481	925,263	0.36%
Amadeus IT Group SA	11,434	916,068	0.35%
eBay, Inc.	23,931	888,797	0.34%
Worldpay, Inc.	7,802	885,527	0.34%
Autodesk, Inc.	5,612	874,462	0.34%
Activision Blizzard, Inc.	18,682	850,591	0.33%
Red Hat, Inc.	4,617	843,526	0.32%
Nokia OYJ	147,702	840,941	0.32%
Nintendo Co., Ltd.	2,928	834,230	0.32%
Xilinx, Inc.	6,525	827,305	0.32%
Hon Hai Precision Industry Co., Ltd.	343,416	817,742	0.31%

		$204,630,566

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Media Basket Index total return swap with Goldman Sachs International, as of March 31, 2019, termination date 02/28/20:

Common Stocks:

Reference Entity	Shares	Market Value	% of Total Index Value

Walt Disney Co. (The)	220,291	$24,458,910	23.80%
Comcast Corp.	494,405	19,766,312	19.23%
Netflix, Inc.	47,468	16,925,190	16.47%
Charter Communications, Inc.	17,726	6,149,327	5.98%
Vivendi SA	113,176	3,280,271	3.19%
CBS Corp.	37,737	1,793,640	1.75%
Omnicom Group, Inc.	24,561	1,792,707	1.74%
WPP PLC	136,533	1,438,334	1.40%
Fox Corp.	38,791	1,424,018	1.39%
Liberty Global PLC	55,283	1,338,401	1.30%
Informa PLC	136,549	1,320,347	1.28%
Publicis Groupe SA	23,205	1,242,809	1.21%
Viacom, Inc.	38,745	1,087,572	1.06%
Liberty Broadband Corp.	11,790	1,081,615	1.05%
Sirius XM Holdings, Inc.	186,929	1,059,887	1.03%
Shaw Communications, Inc.	50,691	1,054,626	1.03%
Live Nation Entertainment, Inc.	16,197	1,029,157	1.00%
Dentsu, Inc.	24,313	1,026,120	1.00%
Pearson PLC	88,571	962,297	0.94%
Interpublic Group of Cos, Inc. (The)	42,275	888,198	0.86%
Discovery, Inc.	34,269	871,118	0.85%
DISH Network Corp.	25,794	817,412	0.80%

A1355

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value

Liberty Media Corp.-Liberty Formula One	22,753	797,493	0.78%
Altice USA, Inc.	36,187	777,297	0.76%
Liberty Media Corp.-Liberty SiriusXM	19,022	727,401	0.71%
ITV PLC	398,877	658,705	0.64%
SES SA	40,920	636,629	0.62%
Grupo Televisa SAB	263,298	581,862	0.57%
Fox Corp.	16,096	577,524	0.56%
News Corp.	42,026	522,803	0.51%
Toho Co.Ltd.	12,751	511,675	0.50%
Liberty Global PLC	19,956	497,304	0.48%
Discovery, Inc.	17,648	476,849	0.46%
CyberAgent, Inc.	10,764	438,742	0.43%
Hakuhodo DY Holdings, Inc.	26,047	418,088	0.41%
Schibsted ASA	10,712	384,116	0.37%
ProSiebenSat.1 Media SE	25,920	369,959	0.36%
Liberty Media Corp.-Liberty SiriusXM	9,668	369,124	0.36%
Eutelsat Communications SA	19,554	342,177	0.33%
iQIYI, Inc.	14,134	338,085	0.33%
Singapore Press Holdings Ltd.	173,521	308,572	0.30%
Telenet Group Holding NV	5,764	277,338	0.27%
Axel Springer SE	5,351	276,441	0.27%
Alibaba Pictures Group Ltd.	1,523,757	269,857	0.26%
JCDecaux SA	8,170	248,625	0.24%
RTL Group SA	4,239	231,646	0.23%
Cyfrowy Polsat SA	28,557	191,109	0.19%
Tencent Music Entertainment Group	9,904	179,262	0.17%
Cheil Worldwide, Inc.	7,660	162,920	0.16%
Megacable Holdings SAB de CV	33,334	154,333	0.15%

		$102,534,204

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Systematic Dispersion Index total return swap with Morgan Stanley, as of March 31, 2019, termination date 07/31/19:

Future Contract:

Long Position:

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value

S&P 500 Index	2,483	June. 2019	$7,046,660	360.43%

Cash/Cash Equivalent:

Description			Value	% of Total Index Value

USD Currency			$(2,983,428)	(152.60)%

Securities Sold Short:

Reference Equity	Shares		Market Value	% of Total Index Value

Microsoft Corporation	2,004		$(236,297)	(12.09)%
Apple Inc.	982		(186,443)	(9.54)%
Amazon.com, Inc.	72		(127,670)	(6.53)%
The Proctor & Gable Company	1,021		(106,250)	(5.43)%
Cisco Systems, Inc.	1,793		(96,779)	(4.95)%
Mastercard Incorporated	324		(76,262)	(3.90)%
Exxon Mobile Corporation	824		(66,563)	(3.40)%
Intel Corporation	1,231		(66,110)	(3.38)%

A1356

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(continued):

Reference Equity	Shares	Market Value	% of Total Index Value

Merck & Co., Inc.	763	(63,448)	(3.25)%
PepsiCo, Inc.	449	(54,986)	(2.81)%
Visa Inc.	350	(54,630)	(2.79)%
Facebook, Inc.	317	(52,897)	(2.71)%
Johnson & Johnson	354	(49,545)	(2.53)%
Alphabet Inc.	41	(47,584)	(2.43)%
Alphabet Inc.	38	(44,366)	(2.27)%
Verizon Communications Inc.	723	(42,749)	(2.19)%
Eli Lilly and Company	322	(41,753)	(2.14)%
The Home Depot, Inc.	217	(41,719)	(2.13)%
International Business Machines Corp.	278	(39,279)	(2.01)%
Abbott Laboratories	454	(36,259)	(1.85)%
Comcast Corporation	853	(34,111)	(1.74)%
Broadcom Inc.	110	(33,194)	(1.70)%
Chevron Corporation	254	(31,296)	(1.60)%
The Boeing Company	79	(30,251)	(1.55)%
AT&T Inc.	957	(30,014)	(1.54)%
Philip Morris International Inc.	312	(27,556)	(1.41)%
Union Pacific	153	(25,565)	(1.31)%
Honeywell International Inc.	151	(24,027)	(1.23)%
Adobe Inc.	90	(23,947)	(1.22)%
Oracle Corporation	393	(21,123)	(1.08)%
PayPal Holdings, Inc.	194	(20,100)	(1.03)%
McDonald’s Corporation	105	(20,018)	(1.02)%
3M Company	92	(19,210)	(0.98)%
Bank of America Coporation	622	(17,166)	(0.88)%
Netflix, Inc.	46	(16,258)	(0.83)%
salesforce.com, inc.	98	(15,553)	(0.80)%

		$(1,920,978)

Options Written:

Reference Equity	Call/Put	Expiration	Strike	Contracts	Value	% of Total Index Value

S&P 500 Index	Call	6/21/2019	$2,700	336	$(57,394)	(2.94)%
S&P 500 Index	Call	4/18/2019	$2,490	111	(38,175)	(1.95)%
S&P 500 Index	Call	6/21/2019	$2,750	284	(37,353)	(1.91)%
S&P 500 Index	Call	4/18/2019	$2,700	203	(28,451)	(1.46)%
S&P 500 Index	Call	6/21/2019	$2,675	139	(26,660)	(1.36)%
S&P 500 Index	Call	6/21/2019	$2,525	74	(24,063)	(1.23)%
S&P 500 Index	Call	6/21/2019	$2,925	796	(21,134)	(1.08)%
S&P 500 Index	Call	4/18/2019	$2,625	90	(19,041)	(0.97)%
S&P 500 Index	Call	6/21/2019	$2,800	181	(17,162)	(0.88)%
S&P 500 Index	Call	7/19/2019	$2,875	271	(17,024)	(0.87)%
S&P 500 Index	Call	6/21/2019	$2,825	174	(13,594)	(0.70)%
S&P 500 Index	Call	6/21/2019	$2,900	348	(12,772)	(0.65)%

					$(312,823)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$419,090	$ —
Morgan Stanley	—	931,818

A1357

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Broker	Cash and/or Foreign Currency	Securities Market Value

Total	$419,090	$931,818

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Sovereign Bonds	13.6%
Oil, Gas & Consumable Fuels	8.2
Semiconductors & Semiconductor Equipment	6.9
U.S. Treasury Obligation	6.5
Entertainment	5.2
Pharmaceuticals	4.9
Electronic Equipment, Instruments & Components	4.1
Media	3.0
Banks	3.0
Internet & Direct Marketing Retail	3.0
Health Care Equipment & Supplies	2.8
Interactive Media & Services	2.6
Software	2.4
Technology Hardware, Storage & Peripherals	2.4
IT Services	2.1
Health Care Providers & Services	2.0
Affiliated Mutual Fund (1.9% represents investments purchased with collateral from securities on loan)	1.9
Biotechnology	1.9
Insurance	1.5
Diversified Telecommunication Services	1.5
Automobiles	1.2
Real Estate Management & Development	1.2
Chemicals	1.1
Unaffiliated Mutual Fund	1.0
Machinery	1.0
Construction & Engineering	1.0
Food Products	0.9
Metals & Mining	0.9
Household Durables	0.8
Life Sciences Tools & Services	0.8
Communications Equipment	0.8
Beverages	0.8
Auto Components	0.7
Energy Equipment & Services	0.7

Wireless Telecommunication Services	0.7%
Trading Companies & Distributors	0.7
Food & Staples Retailing	0.5
Capital Markets	0.5
Construction Materials	0.5
Hotels, Restaurants & Leisure	0.5
Textiles, Apparel & Luxury Goods	0.4
Electrical Equipment	0.4
Tobacco	0.4
Professional Services	0.4
Airlines	0.4
Commercial Services & Supplies	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.3
Unaffiliated Exchange Traded Funds	0.3
Health Care Technology	0.3
Aerospace & Defense	0.3
Specialty Retail	0.2
Transportation Infrastructure	0.2
Diversified Financial Services	0.2
Industrial Conglomerates	0.2
Gas Utilities	0.2
Distributors	0.1
Electric Utilities	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.1
Options Purchased	0.1
Personal Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Water Utilities	0.1
Road & Rail	0.0	*
Consumer Finance	0.0	*
Electrical Equipment & Instruments	0.0	*

	101.4

Options Written	(0.0	)*
Liabilities in excess of other assets	(1.4)

	100.0%

* Less than +/- 0.05%

A1358

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.8%
ASSET-BACKED SECURITIES — 3.8%

Automobiles — 0.3%
Ally Auto Receivables Trust, Series 2017-5, Class A2	1.810%		06/15/20	166	$166,279
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A	1.690%		12/18/20	239	238,355
California Republic Auto Receivables Trust, Series 2015-1, Class A4	1.820%		09/15/20	226	225,687
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	247	246,917
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%		11/15/21	48	48,029
Flagship Credit Auto Trust, Series 2017-1, Class A, 144A	1.930%		12/15/21	256	255,953
Flagship Credit Auto Trust, Series 2017-2, Class A, 144A	1.850%		07/15/21	485	483,428
Flagship Credit Auto Trust, Series 2017-3, Class A, 144A	1.880%		10/15/21	699	696,205
Ford Credit Auto Owner Trust, Series 2017-2, Class B, 144A	2.600%		03/15/29	373	366,201
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%		10/15/21	675	675,039
GM Financial Automobile Leasing Trust, Series 2017-2, Class A2A	1.720%		01/21/20	61	60,756
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 144A	2.960%		10/25/21	5,620	5,601,224
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	124	123,481
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3	1.260%		02/16/21	640	637,193
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3	1.340%		10/15/20	834	831,378
SunTrust Auto Receivables Trust, Series 2015-1A, Class A4, 144A	1.780%		01/15/21	527	526,186
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 144A	1.800%		07/15/20	302	301,522

					11,483,833

Collateralized Loan Obligations — 1.5%
Apidos CLO (Cayman Islands), Series 2013-16A, Class CR, 3 Month LIBOR + 3.000%, 144A	5.761	%(c)	01/19/25	750	746,703
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.949	%(c)	12/05/25	1,650	1,650,553
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class BR, 3 Month LIBOR + 1.500%, 144A	4.273	%(c)	07/17/26	1,359	1,352,515
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	4.287	%(c)	01/15/28	3,732	3,734,798
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class A1R, 3 Month LIBOR + 1.490%, 144A	4.251	%(c)	01/20/29	1,632	1,633,367
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class A2R, 3 Month LIBOR + 2.050%, 144A	4.811	%(c)	01/20/29	2,123	2,125,715
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-IVA, Class BR, 3 Month LIBOR + 2.900%, 144A	5.661	%(c)	01/20/29	899	899,775

A1359

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 3 Month LIBOR + 1.330%, 144A	4.082%	(c)	10/29/25	5,265	$5,271,012
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,094	8,231,433
Galaxy CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 3 Month LIBOR + 1.020%, 144A	3.781%	(c)	04/20/31	781	770,718
ICG US CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.850%, 144A	3.629%	(c)	01/16/28	3,875	3,845,773
Jamestown CLO Ltd. (Cayman Islands), Series 2015-7A, Class CR, 3 Month LIBOR + 2.600%, 144A	5.371%	(c)	07/25/27	2,001	1,942,727
JFIN CLO Ltd. (Cayman Islands), Series 2014-1A, Class B1R, 3 Month LIBOR + 1.450%, 144A	4.211%	(c)	04/21/25	2,750	2,724,765
KVK CLO Ltd. (Cayman Islands), Series 2016-1A, Class C, 3 Month LIBOR + 3.150%, 144A	5.937%	(c)	01/15/29	2,257	2,263,440
Mountain View CLO Ltd. (Cayman Islands), Series 2015-10A, Class BR, 3 Month LIBOR + 1.350%, 144A	4.147%	(c)	10/13/27	2,000	1,959,078
OHA Loan Funding Ltd. (Cayman Islands), Series 2016-1A, Class B1, 3 Month LIBOR + 1.800%, 144A	4.561%	(c)	01/20/28	5,963	5,951,448
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.700%, 144A	4.487%	(c)	10/15/25	1,805	1,761,615
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class A2, 3 Month LIBOR + 1.050%, 144A	3.837%	(c)	04/15/26	1,329	1,294,795
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2018-1A, Class B, 3 Month LIBOR + 1.400%, 144A	4.187%	(c)	04/15/26	1,006	963,535
Shackleton CLO Ltd. (Cayman Islands), Series 2016-9A, Class B, 3 Month LIBOR + 1.900%, 144A	4.661%	(c)	10/20/28	1,519	1,519,014
Tralee CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.030%, 144A	3.791%	(c)	10/20/27	5,084	5,072,135
WhiteHorse Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 0.900%, 144A	3.636%	(c)	05/01/26	4,082	4,073,489

					59,788,403

Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	3.446%	(c)	05/25/34	2,147	2,152,729
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%	2.634%	(c)	11/15/36	197	171,966
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	13,232	13,093,828

A1360

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3, 1 Month LIBOR + 0.240%	2.726	%(c)	11/25/36	2,440	$1,034,027

					16,452,550

Manufactured Housing — 0.0%
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	5.777	%(cc)	02/20/32	750	752,275

Other — 0.1%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	2,197	2,213,068

Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	3.176	%(c)	04/25/34	463	464,352
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3, 1 Month LIBOR + 1.140%	3.626	%(c)	09/25/34	3	3,248
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1, 1 Month LIBOR + 0.400%, 144A	2.886	%(c)	07/25/36	8,370	7,785,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 1 Month LIBOR + 0.750%, 144A	3.236	%(c)	07/25/44	440	466,385
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071	%(cc)	04/25/35	3,541	3,540,536
Countrywide Asset-Backed Certificates Trust, Series 2006-SD3, Class A1, 1 Month LIBOR + 0.330%, 144A	2.816	%(c)	07/25/36	361	338,456
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803	%(cc)	11/25/32	1,478	1,531,929
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A, 144A	4.281	%(cc)	04/22/35	18,137	18,263,376
RAMP Trust, Series 2006-RZ4, Class A3, 1 Month LIBOR + 0.270%	2.756	%(c)	10/25/36	2,664	2,650,694
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	2.066	%(cc)	02/20/54	GBP 2,995	3,911,713

					38,956,035

Small Business Loan — 0.1%
SBA Small Business Investment Cos., Series 2018-10B, Class 1	3.548%		09/11/28	1,855	1,915,666
SBA Small Business Investment Cos., Series 2019-10A, Class 1	3.113%		03/10/29	3,310	3,372,718

					5,288,384

Student Loans — 0.5%
Navient Student Loan Trust, Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A	3.636	%(c)	03/25/66	2,018	2,036,430
Navient Student Loan Trust, Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A	3.536	%(c)	12/27/66	3,815	3,829,102
SLC Student Loan Trust, Series 2008-1, Class A4A, 3 Month LIBOR + 1.600%	4.211	%(c)	12/15/32	3,867	3,970,600

A1361

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 1 Month LIBOR + 3.250%, 144A	5.734%	(c)	05/16/44	520		$525,783
SLM Student Loan Trust, Series 2003-4, Class A5E, 3 Month LIBOR + 0.750%, 144A	3.361%	(c)	03/15/33	2,506		2,472,170
SLM Student Loan Trust, Series 2011-1, Class A1, 1 Month LIBOR + 0.520%	3.006%	(c)	03/25/26	101		101,006
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A	— %	(p)	09/18/46	63,950		6,968,922
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A	— %	(p)	08/25/36	—	(r)	2,548,540

						22,452,553

TOTAL ASSET-BACKED SECURITIES (cost $164,184,512)						157,387,101

BANK LOANS — 2.2%

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	4.740%	(c)	04/06/24	281		273,890
Panther BF Aggregator 2, LP, Term Loan	— %	(p)	03/18/26	3,980		3,956,478

						4,230,368

Building Materials — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	5.249%	(c)	11/15/23	400		389,012

Commercial Services — 0.1%
Atlantic Aviation FBO, Inc., Term Loan, 1 Month LIBOR + 3.750%^	6.250%	(c)	12/06/25	628		632,353
BrightView Landscapes LLC, Initial Term Loan, 1 Month LIBOR + 2.500%^	5.000%	(c)	08/15/25	1,648		1,637,253
Prime Security Services Borrower LLC, Term B-1 Loan, 1 Month LIBOR + 2.750%	5.249%	(c)	05/02/22	1,889		1,867,154
ServiceMaster Co. LLC, Tranche C Term Loan, 1 Month LIBOR + 2.500%	4.993%	(c)	11/08/23	111		110,588
Trans Union LLC, 2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%	4.499%	(c)	04/10/23	977		967,266

						5,214,614

Computers — 0.1%
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.500%	(c)	09/07/23	1,436		1,418,199
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	6.249%	(c)	09/30/24	1,017		1,013,628
Western Digital Corp., New Term Loan B-4, 1 Month LIBOR + 1.750%	4.249%	(c)	04/29/23	2,096		2,034,645

						4,466,472

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	4.499%	(c)	10/31/23	628		609,712

Diversified Financial Services — 0.1%
Edelman Financial Center LLC, Term Loan	— %	(p)	07/19/25	1,640		1,628,725
Focus Financial Partners LLC, Term Loan	— %	(p)	07/03/24	140		139,300

A1362

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Diversified Financial Services (cont’d.)
LPL Holdings, Inc., Term Loan^	— %(p)	09/21/24	440	$436,150

				2,204,175

Entertainment — 0.1%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.289%(c)	08/14/24	2,263	2,197,108

Food Service — 0.0%
Aramark Services, Inc., US Term B-3 Loan, 1 Month LIBOR + 1.750%	4.249%(c)	03/11/25	1,567	1,553,634

Foods — 0.1%
Albertson’s LLC, 2018 Term B-7 Loan, 1 Month LIBOR + 3.000%	5.499%(c)	11/17/25	732	721,553
Albertson’s LLC, Replacement 2017-1 Term B-6 Loan, 1 Month LIBOR + 3.000%	5.479%(c)	06/22/23	762	754,292
Post Holdings, Inc., Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%	4.490%(c)	05/24/24	1,684	1,667,509

				3,143,354

Healthcare-Products — 0.0%
AthenaHealth, Inc., Term B Loan (First Lien), 3 Month LIBOR + 4.500%	7.197%(c)	02/11/26	2,180	2,143,666

Healthcare-Services — 0.3%
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.739%(c)	04/28/22	1,475	1,384,221
Catalent Pharma Solutions, Inc., Dollar Term Loan, 1 Month LIBOR + 2.250%	4.749%(c)	05/20/24	860	854,932
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	6.249%(c)	10/10/25	677	632,288
HCA, Inc., Tranche B10 Term Loan, 1 Month LIBOR + 2.000%	4.499%(c)	03/13/25	1,759	1,754,895
Jaguar Holding Co. II, 2018 Term Loan, 1 Month LIBOR + 2.500%	4.999%(c)	08/18/22	1,593	1,575,077
LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 4.500%	6.982%(c)	11/16/25	1,756	1,735,411
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.351%(c)	06/07/23	2,619	2,531,515
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%^	6.529%(c)	06/30/23	2,324	2,323,808

				12,792,147

Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	5.351%(c)	12/02/24	718	714,307

Insurance — 0.1%
Asurion LLC, New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.499%(c)	11/03/24	1,048	1,041,134
Asurion LLC, New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.499%(c)	11/03/24	2,030	2,017,313

				3,058,447

A1363

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Internet — 0.0%
Ancestry.com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.750%	(c)	10/19/23	440	$436,061

Investment Companies — 0.0%
RPI Finance Trust, Initial Term Loan B-6, 1 Month LIBOR + 2.000%	4.499%	(c)	03/27/23	623	619,002

Leisure Time — 0.1%
Alterra Mountain Co., Term Loan	— %	(p)	07/31/24	2,360	2,344,266

Lodging — 0.3%
Boyd Gaming Corp., Refinancing Term B Loan, 1 Month LIBOR + 2.250%	4.658%	(c)	09/15/23	3,687	3,636,738
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	5.249%	(c)	12/23/24	1,542	1,523,377
CityCenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.749%	(c)	04/18/24	272	266,438
Four Seasons Hotels Ltd. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	4.499%	(c)	11/30/23	501	496,179
Golden Nugget, Inc., B Term Loan, 1 Month LIBOR + 2.750%	5.241%	(c)	10/04/23	1,379	1,363,058
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 1.750%	4.236%	(c)	10/25/23	1,394	1,388,455
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	5.000%	(c)	06/08/23	974	962,883
Wyndham Hotels & Resorts, Inc., Term B Loan, 1 Month LIBOR + 1.750%	4.249%	(c)	05/30/25	736	725,101

					10,362,229

Media — 0.2%
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	5.249%	(c)	11/18/24	462	448,892
Charter Communications Operating LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.500%	(c)	04/30/25	1,001	993,766
Numericable US LLC (France), USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%	6.171%	(c)	01/31/26	1,989	1,870,541
Unitymedia Finance LLC (Germany), First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.734%	(c)	01/15/26	1,150	1,136,652
UnityMedia Hessen GmbH & Co. KG (Germany), Senior Facility B, 1 Month LIBOR + 2.250%	4.734%	(c)	09/30/25	501	495,185
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	5.249%	(c)	03/15/24	2,599	2,444,784
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.984%	(c)	01/15/26	998	993,016
Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	4.984%	(c)	01/15/26	650	641,713
Ziggo Secured Finance Partnership (Netherlands), Term Loan E, 1 Month LIBOR + 2.500%	4.984%	(c)	04/15/25	1,325	1,288,733

					10,313,282

Packaging & Containers — 0.1%
Berry Global, Inc., Term Q Loan, 2 Month LIBOR + 2.000%	4.610%	(c)	10/03/22	1,738	1,726,248

A1364

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Packaging & Containers (cont’d.)
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	5.249%(c)	02/06/23	2,290	$2,260,070

				3,986,318

Pharmaceuticals — 0.1%
Bausch Health Co., Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	5.481%(c)	06/02/25	1,447	1,435,164
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	5.249%(c)	03/01/24	1,385	1,365,027

				2,800,191

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating, LP, Term B Loan, 1 Month LIBOR + 2.000%	4.499%(c)	03/21/25	1,916	1,885,491
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.491%(c)	12/20/24	1,071	1,053,150

				2,938,641

Retail — 0.2%
1011778 BC Unlimited Liability Co. (Canada), Term B-3 Loan, 1 Month LIBOR + 2.250%	4.749%(c)	02/16/24	1,223	1,200,580
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.490%(c)	07/01/22	2,273	1,619,237
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.749%(c)	01/02/25	1,474	1,432,358
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.997%(c)	01/30/23	1,004	981,339
Party City Holdings, Inc., 2018 Replacement Term Loan, 1 Month LIBOR + 2.500%	5.000%(c)	08/19/22	1,200	1,189,813
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.490%(c)	03/11/22	2,516	2,253,929

				8,677,256

Semiconductors — 0.0%
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 1 Month LIBOR + 1.750%	4.249%(c)	03/31/23	546	539,932

Software — 0.0%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.486%(c)	07/08/22	120	119,681
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.486%(c)	04/26/24	1,446	1,441,736
MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.999%(c)	06/21/24	56	54,621
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.999%(c)	06/21/24	380	368,871

				1,984,909

Telecommunications — 0.1%
Intelsat Jackson Holdings SA, Term Loan	— %(p)	11/27/23	980	959,175
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.736%(c)	02/22/24	1,633	1,611,712

A1365

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	5.000	%(c)	02/02/24	159	$153,407

					2,724,294

Transportation — 0.0%
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.499	%(c)	02/24/25	590	578,628

Trucking & Leasing — 0.0%
Avolon TLB Borrower LLC (Ireland), Term B-3 Loan, 1 Month LIBOR + 2.000%	4.488	%(c)	01/15/25	624	618,291

TOTAL BANK LOANS (cost $93,878,501)					91,640,316

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.563	%(cc)	08/10/33	5,190	4,618,584
BB-UBS Trust, Series 2012-SHOW, Class A, 144A	3.430%		11/05/36	4,027	4,092,647
Benchmark Mortgage Trust, Series 2018-B1, Class A5	3.666	%(cc)	01/15/51	4,470	4,627,712
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 1 Month LIBOR + 3.000%, 144A	5.484	%(c)	11/15/35	20,191	20,253,950
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	3,998,003
CHT Mortgage Trust, Series 2017-CSMO, Class A, 1 Month LIBOR + 0.930%, 144A	3.414	%(c)	11/15/36	4,190	4,187,019
Cold Storage Trust, Series 2017-ICE3, Class B, 1 Month LIBOR + 1.250%, 144A	3.734	%(c)	04/15/36	5,060	5,059,843
Commercial Mortgage Trust, Series 2013-CR12, Class AM.	4.300%		10/10/46	450	472,015
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762	%(cc)	10/10/46	390	409,090
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.084	%(cc)	10/10/46	190	197,001
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.050	%(cc)	05/10/47	37,494	1,437,340
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.646	%(cc)	10/10/48	2,238	2,337,400
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.440	%(cc)	07/10/50	2,212	1,980,658
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,030	681,557
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869	%(cc)	09/15/40	590	442,736
Credit Suisse Mortgage Capital Certificates, Series 2018-PLUM, Class A, 1 Month LIBOR + 3.231%, 144A	5.715	%(c)	08/15/20	7,900	7,900,103
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,470	2,547,004
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,728,310
Credit Suisse Mortgage Capital Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	212	222,182
Credit Suisse Mortgage Capital Trust, Series 2016-MFF, Class E, 1 Month LIBOR + 6.000%, 144A	8.484	%(c)	11/15/33	3,050	3,053,746
Credit Suisse Mortgage Capital Trust, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	2,950	2,975,359

A1366

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.229	%(cc)	03/25/24	90,093	$833,346
FHLMC Multifamily Structured Pass-Through Certificates, Series 2017-SR01, Class A3	3.089%		11/25/27	480	479,898
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.034	%(cc)	04/25/20	2,310	17,582
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.569	%(cc)	07/25/21	6,284	190,598
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.479	%(cc)	10/25/21	392	12,798
FHLMC Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 1 Month LIBOR + 0.540%	3.030	%(c)	12/25/28	2,020	2,019,998
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	58,871	306,269
GE Business Loan Trust, Series 2006-1A, Class B, 1 Month LIBOR + 0.300%, 144A	2.784	%(c)	05/15/34	2,373	2,238,415
GE Business Loan Trust, Series 2006-2A, Class A, 1 Month LIBOR + 0.180%, 144A	2.664	%(c)	11/15/34	2,023	1,990,329
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.704	%(cc)	03/16/47	38,635	1,398,308
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.946	%(cc)	09/16/57	23,944	1,649,381
Government National Mortgage Assoc., Series 2018-108, Class A	3.250	%(cc)	05/16/59	189	188,709
Government National Mortgage Assoc., Series 2018-118, Class AC	3.200%		05/16/49	426	424,170
Government National Mortgage Assoc., Series 2018-123, Class AH	3.250%		09/16/52	40	39,613
Government National Mortgage Assoc., Series 2018-129, Class AG	3.100%		05/16/59	1,312	1,302,597
Government National Mortgage Assoc., Series 2018-98, Class A	3.000%		10/16/50	247	244,359
Government National Mortgage Assoc., Series 2018-99, Class A	3.200%		01/16/52	436	435,056
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777	%(cc)	05/10/50	4,988	5,100,781
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.013	%(cc)	05/10/50	1,540	1,574,383
GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1 Month LIBOR + 1.300%, 144A	3.784	%(c)	09/15/31	11,720	11,697,271
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,198	1,882,350
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	4.892	%(cc)	01/15/47	540	575,641
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.617	%(cc)	08/15/48	3,600	3,799,115
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.277	%(cc)	07/15/48	3,667	3,688,514
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5	3.409%		10/15/50	5,580	5,669,894
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(cc)	06/12/47	2,845	2,144,612
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.607	%(cc)	02/12/49	1,237	878,041
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.201	%(cc)	02/15/51	34	31,645

A1367

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729	%(cc)	04/20/48	4,680	$4,664,825
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	5.920	%(cc)	09/12/49	3,511	2,211,780
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	1,140	854,277
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	134	134,257
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1 Month LIBOR + 0.950%, 144A	3.434	%(c)	06/15/33	2,700	2,698,929
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	1,900	1,857,618
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 1 Month LIBOR + 0.750%, 144A	3.231	%(c)	11/11/34	3,184	3,176,592
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.287	%(cc)	07/15/46	569	585,483
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.128	%(cc)	05/15/48	3,250	2,912,280
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.387	%(cc)	06/15/45	14,983	506,868
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.133	%(cc)	05/15/45	3,755	3,732,182
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	3.979	%(cc)	06/15/46	650	594,659
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.060	%(cc)	03/15/47	10,474	409,029
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.323	%(cc)	11/15/47	3,570	3,630,327

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $157,287,815)					155,005,038

CORPORATE BONDS — 36.3%

Aerospace & Defense — 0.6%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	1,827,032
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,443,901
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35	490	525,878
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	1,120	1,235,270
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	242,660
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,497,619
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	520,586
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%		01/15/25	3,100	3,057,368
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%		01/15/28	5,310	5,221,333
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,037,725
United Technologies Corp., Sr. Unsec’d. Notes	3.950%		08/16/25	2,470	2,565,297
United Technologies Corp., Sr. Unsec’d. Notes	4.125%		11/16/28	1,580	1,641,488
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	770	795,883

					23,612,040

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	1,060	1,057,487
Altria Group, Inc., Gtd. Notes(a)	3.490%		02/14/22	1,010	1,025,851
Altria Group, Inc., Gtd. Notes	3.800%		02/14/24	1,490	1,516,503
Altria Group, Inc., Gtd. Notes	4.400%		02/14/26	4,410	4,532,763
Altria Group, Inc., Gtd. Notes	4.800%		02/14/29	4,410	4,546,290
Altria Group, Inc., Gtd. Notes	5.375%		01/31/44	780	778,322

A1368

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Altria Group, Inc., Gtd. Notes	5.800%	02/14/39	2,250	$2,379,651
Altria Group, Inc., Gtd. Notes	5.950%	02/14/49	1,290	1,384,241
Altria Group, Inc., Gtd. Notes	6.200%	02/14/59	800	861,251
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	4,364,881
BAT Capital Corp. (United Kingdom), Gtd. Notes	3.557%	08/15/27	6,420	6,078,417
BAT Capital Corp. (United Kingdom), Gtd. Notes	4.540%	08/15/47	2,720	2,382,553
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.875%	11/01/19	2,080	2,070,210
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	1,710	1,694,566
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	11/02/22	2,120	2,101,270
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,070,957
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	236,648
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	468	468,667
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.150%	09/15/43	990	1,033,008
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	2,470	2,497,901

				43,081,437

Airlines — 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	1,103	1,206,481
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	06/17/21	380	390,670

				1,597,151

Apparel — 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.625%	05/15/24	150	150,405
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875%	05/15/26	620	611,692

				762,097

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%	09/15/21	370	361,376
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%	05/18/20	300	298,438
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,080	846,350
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	198,396
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,677,400
General Motors Co., Sr. Unsec’d. Notes(a)	5.150%	04/01/38	320	292,436
General Motors Co., Sr. Unsec’d. Notes	5.950%	04/01/49	1,420	1,376,638
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	417,924
General Motors Financial Co., Inc., Gtd. Notes	2.450%	11/06/20	640	633,127
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	490,029
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	203,311
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	380	369,322
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,460,359

				8,625,106

A1369

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	2,151	$2,145,789

Banks — 12.2%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.450%	06/04/20	700	697,170
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%	07/28/25	1,940	2,015,367
Banco de Credito e Inversiones SA (Chile), Sr. Unsec’d. Notes, 144A	3.500%	10/12/27	1,800	1,755,900
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800%	02/23/28	400	387,827
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%	04/12/23	2,200	2,218,734
Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.917%(c)	04/12/23	1,000	987,722
Banco Santander SA (Spain), Sr. Unsec’d. Notes	4.379%	04/12/28	3,200	3,235,605
Bank of America Corp., Sr. Unsec’d. Notes	3.004%(ff)	12/20/23	2,400	2,390,442
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	4,400	4,455,862
Bank of America Corp., Sr. Unsec’d. Notes	3.419%(ff)	12/20/28	10,242	10,015,130
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	2,790	2,813,748
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.550%(ff)	03/05/24	2,690	2,731,733
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%(ff)	07/21/28	4,580	4,566,575
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%(ff)	01/20/28	8,873	8,993,109
Bank of America Corp., Series L, Sub. Notes, MTN	3.950%	04/21/25	508	516,720
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.974%(ff)	02/07/30	4,370	4,454,070
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	4,030	4,203,609
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,839	1,875,475
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	5,080	5,322,993
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	4,410	4,564,228
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.330%(ff)	03/15/50	1,270	1,306,797
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,953	2,035,333
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	3,110	3,495,146
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100%(ff)	— (rr)	1,080	1,142,759
Bank of America Corp., Series X, Jr. Sub. Notes	6.250%(ff)	— (rr)	2,210	2,342,600
Bank of Montreal (Canada), Sub. Notes	3.803%(ff)	12/15/32	470	454,490
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.200%	07/20/20	920	912,676
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%(ff)	05/16/29	1,280	1,323,222
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	3.375%	01/09/25	1,100	1,077,766
BNP Paribas SA (France), Sub. Notes, MTN, 144A	4.375%(ff)	03/01/33	2,010	1,975,272
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400%	08/14/28	8,650	8,899,745
BNP Paribas SA (France), Sub. Notes, 144A	4.625%	03/13/27	830	849,041
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.705%(ff)	01/10/25	7,430	7,706,627
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	5.198%(ff)	01/10/30	2,630	2,839,385
BPCE SA (France), Sub. Notes, 144A	5.150%	07/21/24	1,490	1,554,886
CIT Group, Inc., Sr. Unsec’d. Notes	4.750%	02/16/24	1,080	1,120,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%	03/07/25	740	787,397
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%(ff)	07/24/28	4,555	4,543,254
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%(ff)	01/10/28	3,575	3,630,357

A1370

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	300	$308,951
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.075%(ff)	04/23/29	4,000	4,103,996
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	4,050	4,192,915
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	8,255	8,481,482
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%	07/30/45	5,048	5,368,818
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	350	362,646
Citigroup, Inc., Sub. Notes	5.300%	05/06/44	556	612,620
Citigroup, Inc., Series D, Jr. Sub. Notes(a)	5.350%(ff)	— (rr)	1,160	1,141,150
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,430	7,047,864
Citigroup, Inc., Jr. Sub. Notes	5.900%(ff)	— (rr)	630	641,813
Citigroup, Inc., Jr. Sub. Notes(a)	5.950%(ff)	— (rr)	1,510	1,536,425
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950%(ff)	— (rr)	5,930	6,048,600
Citigroup, Inc., Sub. Notes	6.125%	08/25/36	558	659,795
Citigroup, Inc., Series M, Jr. Sub. Notes	6.300%(ff)	— (rr)	2,710	2,757,425
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	309	464,506
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	3.900%	07/12/47	730	732,176
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%	10/15/19	870	880,577
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%	01/14/20	550	548,136
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.375%	08/04/25	6,720	6,927,065
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%	12/01/23	4,190	4,376,804
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	4.750%	01/15/20	2,010	2,042,139
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	5.250%	08/04/45	1,200	1,353,177
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%(ff)	— (rr)	3,285	3,346,594
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.500%	04/15/19	1,020	1,019,898
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%(ff)	— (rr)	4,290	4,397,250
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869%(ff)	01/12/29	3,400	3,332,579
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%	04/17/26	350	365,568
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%	05/15/45	4,550	4,935,287
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000%	01/12/22	3,660	3,753,469
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.375%	01/12/24	2,960	3,078,578
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.650%	01/25/24	1,750	1,792,166
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)	4.000%(c)	— (rr)	227	174,790
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.876%(ff)	10/31/22	300	297,331
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.200%	02/23/23	2,160	2,163,541
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	1,930	1,904,232
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	3,220	3,282,529

A1371

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	$2,691,898
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223%	(ff)	05/01/29	11,016	11,258,346
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,790,522
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	3,180	3,382,088
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,574,589
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,376,126
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,587,197
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	3,889,190
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	8,597,006
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,904	4,759,272
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	2,290	2,352,482
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,842,285
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	220	222,751
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,636,358
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	2,710	2,767,437
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	340	352,792
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583%	(ff)	06/19/29	10,330	10,858,268
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.250%	(ff)	— (rr)	2,720	2,716,600
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%	(ff)	— (rr)	2,010	2,022,563
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.500%	(ff)	— (rr)	5,720	5,662,800
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.500%		10/01/19	910	908,751
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	2,910,976
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%		07/14/22	1,700	1,655,324
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	830	810,142
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	6,600	6,379,488
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.710%		01/15/26	500	488,081
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		03/01/21	620	617,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,318,190
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	(ff)	05/01/28	1,591	1,592,089
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	(ff)	02/01/28	11,804	12,024,795
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,252
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.023%	(ff)	12/05/24	5,930	6,154,053
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.203%	(ff)	07/23/29	1,840	1,919,439
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	92,034
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	690	716,586
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	652,097

A1372

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	$1,257,604
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.452%	(ff)	12/05/29	1,180	1,255,982
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	721,771
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,193,991
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	310	309,220
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.574%	(ff)	11/07/28	500	480,127
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		03/12/24	200	202,557
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		03/22/28	2,610	2,672,570
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	4,800	4,877,579
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	1,182,454
Morgan Stanley, Sr. Unsec’d. Notes	3.625%		01/20/27	2,956	2,962,908
Morgan Stanley, Sr. Unsec’d. Notes	3.737%	(ff)	04/24/24	4,520	4,610,054
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,792	1,832,233
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	5,998	6,173,258
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/24/20	280	289,536
Nordea Bank Abp (Finland), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,744,789
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	2.150%		10/26/20	1,340	1,330,944
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.200%		04/30/21	1,500	1,516,761
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269%	(ff)	03/22/25	2,580	2,607,437
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.519%	(ff)	06/25/24	200	204,517
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.892%	(ff)	05/18/29	2,791	2,897,637
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,189,454
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,095,611
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,446,772
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	576,763
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	800	797,257
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%		11/07/23	505	517,103
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,368	4,073,293
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%		01/11/23	250	251,893
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,530	2,747,876
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.058%		07/14/21	1,720	1,690,266
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, MTN	3.350%		05/24/21	1,580	1,597,883
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	3.250%		06/11/21	1,810	1,830,818
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%	(ff)	09/15/31	4,992	4,927,210

A1373

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
UBS AG (Switzerland), Sub. Notes	7.625%		08/17/22	3,940	$4,338,649
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,777,949
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,168,105
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	8,177	8,503,565
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	7.000%	(ff)	— (rr)	6,700	6,800,701
UniCredit SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.572%		01/14/22	4,910	5,137,913
US Bank NA, Sr. Unsec’d. Notes	3.150%		04/26/21	1,480	1,493,893
Wachovia Capital Trust III, Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)	5.570%	(c)	— (rr)	7,420	7,323,911
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	9,148	8,920,013
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	3.750%		01/24/24	960	987,914
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.150%		01/24/29	3,850	4,024,534
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,590	7,901,932
Wells Fargo & Co., Sub. Notes, MTN	4.400%		06/14/46	520	518,254
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	5,840	6,032,143
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,266,383
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,050	2,151,144
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	3,897,648
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,652,014
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	8,193	9,897,211
Wells Fargo Bank NA, Sub. Notes	6.600%		01/15/38	2,452	3,203,297
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.300%		05/26/20	280	278,810
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.600%		11/23/20	1,570	1,567,362

					501,132,448

Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	3.650%		02/01/26	140	140,413
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.700%		02/01/36	9,755	9,745,113
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes, 144A	4.900%		02/01/46	4,050	4,067,758
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	1,129	1,125,541
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	6,060	6,146,775
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	2,400	2,377,703
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.000%		04/13/28	520	528,762
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150%		01/23/25	790	823,231
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750%		01/23/29	1,860	1,981,640
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%		05/13/25	1,000	977,668
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,270	1,330,499

A1374

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	1,140	$1,149,975
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,651,247
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	334,237
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	635,293
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	3,801,788

				37,817,643

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	330	328,740
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	369,603
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	302,733
Celgene Corp., Sr. Unsec’d. Notes	2.250%	08/15/21	1,350	1,328,686
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	939,279
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,402,873
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	3,520	3,693,846
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	139,145
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%	09/01/20	430	429,433
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,094,546
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,350,825
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	910	952,482

				13,332,191

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500%	07/19/22	1,800	1,799,365
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	2,280	2,300,219
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	5.750%	04/15/24	780	851,480
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,048,139
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,870	1,848,862
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.933%	04/23/21	2,230	2,240,367
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	4.441%	04/24/23	575	586,609

				10,675,041

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec’d. Notes, 144A	4.000%	07/30/27	1,033	990,895
CommonSpirit Health, Sec’d. Notes	4.350%	11/01/42	440	422,355
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, MTN, 144A	5.625%	09/25/48	4,280	4,447,605
Service Corp. International, Sr. Unsec’d. Notes	7.500%	04/01/27	460	529,000
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,912,752
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	1,380	1,342,326
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	370	378,325
United Rentals North America, Inc., Gtd. Notes	6.500%	12/15/26	1,500	1,578,750

				11,602,008

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.000%	11/13/20	1,610	1,598,390
Apple, Inc., Sr. Unsec’d. Notes	2.450%	08/04/26	5,400	5,216,988

A1375

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,720	$4,842,532

				11,657,910

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%	05/15/19	2,760	2,762,263
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%	05/15/21	320	326,917
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%	10/30/20	800	818,799
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	5.000%	10/01/21	570	591,414
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	2,726,320
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20	1,550	1,544,976
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,649,487
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	5,032	4,652,016
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,115,000
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	08/15/22	491	529,359
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	760,973
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	278,265
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	1,996,800
SURA Asset Management SA (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	2,392,000
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,207,946
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,990,425

				39,342,960

Electric — 1.0%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.800%	07/15/48	1,017	971,531
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500%	04/01/28	1,320	1,296,124
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,216	1,559,149
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	110	106,021
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,498,377
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900%	07/15/27	2,880	2,921,944
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,692,833
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	4.850%	07/15/47	1,100	1,179,632
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,367,362
Minejesa Capital BV (Indonesia), Sr. Sec’d. Notes, 144A	4.625%	08/10/30	1,050	1,018,346
Ohio Edison Co., First Mortgage	8.250%	10/15/38	978	1,452,128
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)(d)	3.300%	12/01/27	3,604	3,144,490
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)(d)	3.500%	10/01/20	1,220	1,122,400
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,044,439

A1376

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	4,405	$5,992,453

				41,367,229

Environmental Control — 0.0%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,321,755
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	454,823

				1,776,578

Foods — 0.4%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,362,902
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,630,481
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	510	475,373
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	20	20,218
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	2,300	2,321,835
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	540	544,182
Kraft Heinz Foods Co., Gtd. Notes	4.000%	06/15/23	110	112,998
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	680	670,147
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,578,560
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	804,646
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	1,130	1,145,538
Mars, Inc., Gtd. Notes, 144A	2.700%	04/01/25	1,490	1,482,827
Mars, Inc., Gtd. Notes, 144A	3.200%	04/01/30	810	808,955
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,308,231
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	70,695

				17,337,588

Forest Products & Paper — 0.1%
Resolute Forest Products, Inc., Gtd. Notes	5.875%	05/15/23	2,670	2,643,300

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,930,251

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	1,138	1,182,977
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,175,410
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	2,000,590
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,899,988
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	787,883
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	670,771
Medtronic Global Holdings SCA, Gtd. Notes(a)	3.350%	04/01/27	1,270	1,292,165
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	355,618
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,671,285

				15,036,687

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	461,545
Anthem, Inc., Sr. Unsec’d. Notes	2.950%	12/01/22	610	609,479
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	2,550	2,571,052
Anthem, Inc., Sr. Unsec’d. Notes	3.350%	12/01/24	470	473,269
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27	2,120	2,117,853
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,070	1,088,725
Centene Corp., Sr. Unsec’d. Notes, 144A(a)	5.375%	06/01/26	460	480,125
Centene Corp., Sr. Unsec’d. Notes(a)	5.625%	02/15/21	560	568,400
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	960	1,005,888
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	20	19,165

A1377

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	$252,158
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,047,430
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	90	92,428
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	1,720	1,802,349
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	230	243,844
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	180	192,864
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	4,504	4,788,425
HCA, Inc., Gtd. Notes	5.625%	09/01/28	50	52,875
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,440	1,555,200
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,054,364
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	868,932
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	585,911
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	105,339
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	480,551
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,449,040
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,925,363
NYU Langone Hospitals, Sec’d. Notes	4.368%	07/01/47	317	335,665
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	1,390	1,392,873
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	910	914,920
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	578,818
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	198,327
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,851,040

				31,164,217

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.500%	04/30/24	880	893,200
Lennar Corp., Gtd. Notes	4.750%	05/30/25	160	163,200
Lennar Corp., Gtd. Notes(a)	4.750%	11/29/27	1,730	1,730,809
Lennar Corp., Gtd. Notes	5.000%	06/15/27	100	100,250
Toll Brothers Finance Corp., Gtd. Notes	4.375%	04/15/23	610	610,763
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	380	380,950

				3,879,172

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes(a)	5.750%	07/15/25	810	816,075

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,450	1,433,809
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	1,340	1,278,928

				2,712,737

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	900	900,608
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	629,640
Berkshire Hathaway Finance Corp., Gtd. Notes	4.250%	01/15/49	3,280	3,433,214
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	567,170
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,000	1,017,626
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	457	473,542
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,020	1,269,082
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,610	3,871,725
Reliance Standard Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	2.500%	01/15/20	520	517,728

A1378

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	9,711	$10,853,270

				23,533,605

Internet — 0.6%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	3.600%	11/28/24	4,350	4,458,822
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes(a)	4.200%	12/06/47	1,664	1,628,220
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	3.150%	08/22/27	2,040	2,053,742
Amazon.com, Inc., Sr. Unsec’d. Notes	3.875%	08/22/37	1,030	1,070,570
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	4.050%	08/22/47	1,280	1,355,376
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%	12/05/44	1,830	2,182,494
Amazon.com, Inc., Sr. Unsec’d. Notes	5.200%	12/03/25	1,882	2,135,054
Baidu, Inc. (China), Sr. Unsec’d. Notes(a)	3.875%	09/29/23	2,610	2,663,607
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	440	456,913
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.595%	01/19/28	5,412	5,339,619

				23,344,417

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	4.550%	03/11/26	1,070	1,093,461
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	270	298,774
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.250%	02/25/22	740	798,460
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%	10/15/39	460	523,723
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.875%	11/21/36	1,507	1,724,008
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.875%	11/10/39	844	968,490

				5,406,916

Leisure Time — 0.0%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	710	717,988
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000%	02/15/28	1,190	1,157,275

				1,875,263

Lodging — 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.125%	05/01/26	360	366,044
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	80	80,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(a)	4.875%	04/01/27	1,840	1,860,700
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	4.600%	08/08/23	3,910	4,030,383
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125%	08/08/25	1,600	1,667,662
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400%	08/08/28	730	764,748

				8,770,337

Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	346,892

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	505,974
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	139,975

A1379

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
nVent Finance Sarl (United Kingdom), Gtd. Notes	4.550%	04/15/28	4,416	$4,444,364

				5,090,313

Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	480	473,352
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	05/01/27	3,640	3,662,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	140	142,625
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	1,050	1,057,633
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.200%	03/15/28	7,820	7,759,515
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	2,290	2,416,357
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	04/01/38	1,490	1,498,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.750%	04/01/48	60	62,675
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	500	560,502
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	310	350,955
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	98,265
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,450	1,468,987
Comcast Corp., Gtd. Notes	3.900%	03/01/38	2,110	2,073,283
Comcast Corp., Gtd. Notes	3.950%	10/15/25	5,000	5,229,100
Comcast Corp., Gtd. Notes	3.969%	11/01/47	5,750	5,547,297
Comcast Corp., Gtd. Notes	3.999%	11/01/49	377	366,778
Comcast Corp., Gtd. Notes(a)	4.150%	10/15/28	6,030	6,346,803
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	197,701
Comcast Corp., Gtd. Notes	4.250%	10/15/30	2,800	2,974,668
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	559,390
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	188,038
DISH DBS Corp., Gtd. Notes(a)	5.875%	11/15/24	6,955	5,842,200
DISH DBS Corp., Gtd. Notes(a)	7.750%	07/01/26	90	78,300
Fox Corp., Sr. Unsec’d. Notes, 144A	4.030%	01/25/24	1,340	1,389,157
Fox Corp., Sr. Unsec’d. Notes, 144A	4.709%	01/25/29	2,380	2,551,820
Fox Corp., Sr. Unsec’d. Notes, 144A	5.476%	01/25/39	1,910	2,112,095
Fox Corp., Sr. Unsec’d. Notes, 144A	5.576%	01/25/49	680	765,329
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	2,830	2,904,938
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,369,375
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	681,803
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21	1,905	1,934,751
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	830	843,754
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,620	1,660,336
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	332	366,771

A1380

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%		07/01/38	4,520	$5,264,313
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%		04/01/19	2,180	2,180,000
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%		07/15/33	1,400	1,825,335
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25	400	406,000
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	580,391
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.250%		09/01/23	460	478,211
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%		08/15/26	400	407,000
Walt Disney Co. (The), Gtd. Notes, 144A	4.500%		02/15/21	490	507,016
Walt Disney Co. (The), Gtd. Notes, 144A	6.650%		11/15/37	130	179,317
Walt Disney Co. (The), Gtd. Notes, 144A	6.750%		01/09/38	250	344,559
Walt Disney Co. (The), Gtd. Notes, 144A	6.900%		08/15/39	265	373,344
Walt Disney Co. (The), Gtd. Notes, 144A	7.750%		12/01/45	1,534	2,445,653
Warner Media LLC, Gtd. Notes	6.250%		03/29/41	770	896,964

					82,423,406

Mining — 1.1%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.125%		05/15/28	250	257,500
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%		09/30/24	1,130	1,194,975
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.000%		09/30/26	720	776,246
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%		09/11/24	630	624,284
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.750%		04/10/22	2,130	2,135,964
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A(a)	4.000%		09/11/27	6,476	6,295,193
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	4.750%		04/10/27	1,070	1,090,378
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%		04/01/42	200	216,276
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	1,640	1,873,863
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	260	301,527
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	175	176,723
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,600	1,879,029
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(ff)	10/19/75	4,980	5,513,109
Freeport-McMoRan, Inc., Gtd. Notes	3.550%		03/01/22	540	533,925
Freeport-McMoRan, Inc., Gtd. Notes	3.875%		03/15/23	20	19,712
Freeport-McMoRan, Inc., Gtd. Notes	4.000%		11/14/21	220	221,100
Freeport-McMoRan, Inc., Gtd. Notes	4.550%		11/14/24	40	39,400
Freeport-McMoRan, Inc., Gtd. Notes	5.450%		03/15/43	856	749,009
Freeport-McMoRan, Inc., Gtd. Notes(a)	6.875%		02/15/23	1,840	1,950,400
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.550%		10/25/42	3,697	3,692,083
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%		04/16/20	450	448,280
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%		03/27/27	7,120	6,909,251
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%		05/30/23	50	50,928
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%		03/12/24	2,650	2,675,633

A1381

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	$5,368,452
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	110	113,651
Yamana Gold, Inc. (Brazil), Gtd. Notes	4.625%	12/15/27	1,450	1,418,562

				46,525,453

Miscellaneous Manufacturing — 0.5%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,931,329
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,692,433
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%	09/16/20	682	694,979
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	600	548,126
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,450,677
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	101,564
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,087,762
General Electric Co., Sr. Unsec’d. Notes, GMTN	5.500%	01/08/20	200	204,338
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	1,010	1,074,375
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.150%	08/07/37	4,245	4,640,143
General Electric Co., Sr. Unsec’d. Notes, MTN	6.750%	03/15/32	440	508,144
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	4,939,186

				21,873,056

Oil & Gas — 3.5%
Anadarko Finance Co., Series B, Gtd. Notes	7.500%	05/01/31	190	237,151
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,346	1,395,297
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	2,570	2,799,082
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,590	1,829,395
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,604,855
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,020	1,023,825
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,041	1,041,821
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	3,370	2,986,501
Apache Corp., Sr. Unsec’d. Notes	4.375%	10/15/28	410	413,037
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	291,476
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	1,956,653
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	578	631,095
BP Capital Markets America, Inc., Gtd. Notes	3.119%	05/04/26	3,030	3,023,131
BP Capital Markets America, Inc., Gtd. Notes	3.216%	11/28/23	2,880	2,914,058
BP Capital Markets America, Inc., Gtd. Notes	3.410%	02/11/26	2,160	2,198,758
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%	03/17/25	3,320	3,384,554
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.535%	11/04/24	300	308,791
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	173,525
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	490	504,700
Chesapeake Energy Corp., Gtd. Notes	6.625%	08/15/20	180	184,725
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	2,660	2,679,269
Cimarex Energy Co., Sr. Unsec’d. Notes(a)	3.900%	05/15/27	3,180	3,170,081
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	6,004,461
Concho Resources, Inc., Gtd. Notes	4.300%	08/15/28	2,760	2,847,041
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	863,463
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	570	573,728
Continental Resources, Inc., Gtd. Notes(a)	4.375%	01/15/28	1,410	1,447,645
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	1,260	1,304,329
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	3,620	3,654,469
Devon Energy Corp., Sr. Unsec’d. Notes	4.750%	05/15/42	90	90,360
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	4,105,383

A1382

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	$154,281
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,405,559
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	560	584,500
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,974,000
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	4.150%	01/15/26	1,140	1,206,889
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,180	2,211,843
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	4.114%	03/01/46	3,630	3,929,965
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	5.375%	04/24/30	260	272,396
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	6.375%	10/24/48	940	1,026,950
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	4,163	5,278,003
MEG Energy Corp. (Canada), Sec’d. Notes, 144A	6.500%	01/15/25	120	118,222
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	180	167,850
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.850%	01/15/28	3,000	2,955,045
Noble Energy, Inc., Sr. Unsec’d. Notes	4.950%	08/15/47	730	720,967
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,009,469
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	634	634,000
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	1,200	1,193,585
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	446,139
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,643,514
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	2,030	2,077,705
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.200%	03/15/48	790	824,991
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	508,564
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,716,903
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	5.299%	01/27/25	14,159	14,364,447
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%	02/01/29	930	921,165
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.125%	01/17/22	435	459,143
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.250%	03/17/24	2,690	2,888,388
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.900%	03/19/49	2,260	2,236,044
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	7.250%	03/17/44	2,950	3,076,880
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,166,371
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	4.500%	01/23/26	3,664	3,406,787
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,038,225
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,420,242
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	292,175
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	1,980,370
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	960	984,000
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	300	278,250
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	930	911,400
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	100	101,000
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,718,709
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	738,205
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	2,990,654
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,195,547
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,126,909

A1383

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	$3,196,773
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	2,339,281
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	900	910,350
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	180	180,900

				144,626,214

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	3.337%	12/15/27	3,564	3,465,148
Halliburton Co., Sr. Unsec’d. Notes(a)	3.800%	11/15/25	2,690	2,749,317
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	2,413	3,262,380
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,068,679
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,639,222

				13,184,746

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	930	935,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	650	650,000
Ball Corp., Gtd. Notes	4.000%	11/15/23	320	322,400
Berry Global, Inc., Sec’d. Notes, 144A	4.500%	02/15/26	210	199,542
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes, 144A	5.125%	07/15/23	610	619,913
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	6.875%	02/15/21	535	537,408
WestRock RKT LLC, Gtd. Notes	3.500%	03/01/20	590	592,789
WestRock RKT LLC, Gtd. Notes(a)	4.000%	03/01/23	370	377,218

				4,235,083

Pharmaceuticals — 1.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	1,500	1,503,362
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	1,160	1,170,446
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	2,470	2,502,199
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	2,850	2,791,178
Allergan Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	368	365,669
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27	140	148,400
Bausch Health Cos., Inc., Gtd. Notes, 144A	5.625%	12/01/21	302	302,060
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	1,640	1,623,600
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	03/15/24	1,110	1,174,380
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	9.000%	12/15/25	680	738,684
Bayer Corp. (Germany), Gtd. Notes, 144A	6.650%	02/15/28	1,222	1,429,005
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	860	848,477
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	1,150	1,122,497
Cigna Corp., Gtd. Notes, 144A	3.400%	09/17/21	1,160	1,171,796
Cigna Corp., Gtd. Notes, 144A	3.750%	07/15/23	5,100	5,229,047
Cigna Corp., Gtd. Notes, 144A	4.125%	11/15/25	890	921,135
Cigna Corp., Gtd. Notes, 144A	4.375%	10/15/28	5,240	5,435,295
CVS Health Corp., Sr. Unsec’d. Notes	2.750%	12/01/22	6,440	6,350,887

A1384

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
CVS Health Corp., Sr. Unsec’d. Notes	3.350%	03/09/21	1,050	$1,058,003
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	4,670	4,745,096
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	876	886,513
CVS Health Corp., Sr. Unsec’d. Notes	4.100%	03/25/25	1,750	1,796,628
CVS Health Corp., Sr. Unsec’d. Notes	4.300%	03/25/28	15,261	15,463,231
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	1,330	1,339,848
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	833,357
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	685	747,506
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	614	699,783
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	590	592,224
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	2,180	2,188,787
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	4,340	4,385,554
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,210	1,212,160
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21	230	225,400
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	1,070	1,048,600
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	570	567,366
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200%	07/21/21	5,620	5,357,960
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23	620	553,129

				78,529,262

Pipelines — 1.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	1,000	1,031,516
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	910	923,650
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes(a)	5.125%	06/30/27	1,030	1,080,213
Energy Transfer Operating LP, Gtd. Notes	4.950%	06/15/28	340	356,607
Energy Transfer Operating LP, Gtd. Notes	7.500%	07/01/38	1,195	1,450,668
Energy Transfer Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	489,643
Energy Transfer Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	1,430	1,528,544
Enterprise Products Operating LLC, Gtd. Notes	4.150%	10/16/28	4,120	4,329,614
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	600	605,485
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%	02/15/20	690	712,184
Kinder Morgan, Inc., Gtd. Notes(a)	4.300%	03/01/28	2,160	2,231,275
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	180	186,013
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	2,663	3,475,817
MPLX LP, Sr. Unsec’d. Notes	4.500%	04/15/38	2,090	1,985,194
MPLX LP, Sr. Unsec’d. Notes	4.700%	04/15/48	2,920	2,789,519
MPLX LP, Sr. Unsec’d. Notes	4.800%	02/15/29	2,590	2,726,448
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	1,450	1,547,268
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25	1,520	1,617,915
MPLX LP, Sr. Unsec’d. Notes	5.500%	02/15/49	1,590	1,695,989
Northern Natural Gas Co., Sr. Unsec’d. Notes, 144A	4.300%	01/15/49	1,116	1,144,687
Peru LNG Srl (Peru), Sr. Unsec’d. Notes, 144A	5.375%	03/22/30	530	551,200

A1385

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%	03/01/32	2,150	$2,927,112
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	460	458,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375%	02/01/27	140	143,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.875%	04/15/26	380	401,660
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.500%	07/15/27	420	453,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	6.875%	01/15/29	2,530	2,748,213
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	6,380	7,976,962
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	370	376,672
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.250%	03/15/20	730	745,492
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	1,711	2,149,074
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	1,320	1,680,764
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	733	810,071
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	210	292,211

				53,622,180

Real Estate Investment Trusts (REITs) — 0.2%
CoreCivic, Inc., Gtd. Notes	4.750%	10/15/27	80	68,050
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%	06/01/25	30	31,425
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	510	532,899
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	01/15/28	60	56,400
VEREIT Operating Partnership LP, Gtd. Notes	4.875%	06/01/26	711	740,294
WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.750%	09/17/24	5,750	5,871,506

				7,300,574

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A(a)	4.250%	05/15/24	1,940	1,920,600
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875%	11/01/25	540	510,300
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	1,730	1,753,107
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,116,272
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.800%	04/01/28	680	701,802
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	101,814
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	284,701
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,780	1,742,002
Walmart, Inc., Sr. Unsec’d. Notes	3.700%	06/26/28	5,040	5,308,709

				14,439,307

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125%	01/15/25	1,280	1,226,825
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	786,150

A1386

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Intel Corp., Sr. Unsec’d. Notes	3.734%	12/08/47	490	$492,858

				2,505,833

Software — 0.7%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	13,020	12,622,783
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	800	800,166
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,275,676
Microsoft Corp., Sr. Unsec’d. Notes	3.300%	02/06/27	6,390	6,560,114
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	131,266
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	625,775
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	380,675
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,479,564
salesforce.com, Inc., Sr. Unsec’d. Notes	3.250%	04/11/23	1,490	1,526,658
salesforce.com, Inc., Sr. Unsec’d. Notes	3.700%	04/11/28	490	512,901

				29,915,578

Telecommunications — 1.6%
Altice SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	5,140	5,037,200
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	1,967,683
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	913,576
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,304,396
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,550,664
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	237,310
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.500%	03/09/48	1,603	1,504,082
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	4,611,582
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	460	660,012
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,008,750
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	610	608,180
Sprint Corp., Gtd. Notes	7.250%	09/15/21	1,690	1,774,500
Sprint Corp., Gtd. Notes	7.625%	02/15/25	1,560	1,591,200
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,927,400
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	5.303%	05/30/24	1,050	1,055,250
Telefonica Emisiones SA (Spain), Gtd. Notes	4.103%	03/08/27	1,990	2,018,438
Telefonica Emisiones SA (Spain), Gtd. Notes	4.895%	03/06/48	2,000	1,948,887
Telefonica Emisiones SA (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,555,120
Telefonica Emisiones SA (Spain), Gtd. Notes	5.213%	03/08/47	170	172,357
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,764,241
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.376%	02/15/25	3,561	3,602,937
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	240	245,744
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.850%	11/01/42	370	347,848
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.875%	02/08/29	820	839,626
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	03/16/27	500	523,607
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.329%	09/21/28	5,454	5,767,804
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	340	353,701
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	2,020	2,135,127

A1387

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	570	$584,968
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	2,651	2,824,481
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	2,590	2,913,580
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.500%	03/16/47	200	234,079
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	05/30/28	5,245	5,331,137
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%	05/30/48	2,095	2,076,934

				63,992,401

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	1,200	1,204,398
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	1,300	1,334,752

				2,539,150

Transportation — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.750%	05/01/40	8,156	10,118,319
Union Pacific Corp., Sr. Unsec’d. Notes	3.750%	07/15/25	1,050	1,091,756
Union Pacific Corp., Sr. Unsec’d. Notes	3.950%	09/10/28	7,320	7,673,775
Union Pacific Corp., Sr. Unsec’d. Notes	4.500%	09/10/48	2,860	3,035,514
United Parcel Service, Inc., Sr. Unsec’d. Notes	2.500%	04/01/23	720	718,107
United Parcel Service, Inc., Sr. Unsec’d. Notes	3.050%	11/15/27	510	509,571
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	710	723,313

				23,870,355

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	10	10,075
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.750%	11/15/23	980	1,006,950
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	200	199,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	1,512	1,549,649
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	460	477,549

				3,243,223

TOTAL CORPORATE BONDS (cost $1,452,808,072)				1,486,241,219

MUNICIPAL BOND — 0.0%

Pennsylvania
Commonwealth of Pennsylvania, General Obligation Unlimited, BABs (cost $1,198,254)	5.350%	05/01/30	1,160	1,192,990

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	4.086%(cc)	09/25/35	262	212,450

A1388

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Alternative Loan Trust, Series 2005-J4, Class M2, 1 Month LIBOR + 0.640%	3.126%(c)	07/25/35	3,738		$3,658,914
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.680%	3.166%(c)	02/25/45	2,547		2,556,018
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 1 Month LIBOR + 0.165%, 144A	2.651%(c)	09/29/36	4,415		4,345,187
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	4.713%(cc)	09/25/33	118		117,481
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	4.348%(cc)	09/25/35	67		64,688
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900%	3.386%(c)	11/25/34	11,935		11,928,520
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1 Month LIBOR + 0.740%	3.226%(c)	11/25/34	11		10,900
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1 Month LIBOR + 1.100%	3.586%(c)	10/25/33	162		158,842
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	4.267%(cc)	11/20/34	77		77,924
Credit Suisse Mortgage Capital Trust, Series 2015-2R, Class 3A1, 144A	2.700%(cc)	04/27/36	4,016		3,980,494
Credit Suisse Mortgage Capital Trust, Series 2015-2R, Class 7A1, 144A	4.320%(cc)	08/27/36	3,289		3,365,284
Credit Suisse Mortgage Capital Trust, Series 2018-J1, Class A2, 144A	3.500%(cc)	02/25/48	26,436		25,792,926
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A	4.856%(cc)	04/15/36	30,018		5,388,238
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%	7.736%(c)	10/25/23	7,036		7,946,847
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%	6.886%(c)	01/25/24	12,220		13,678,615
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%	5.086%(c)	05/25/24	11,420		11,972,471
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%	11/25/26	1,772		125,628
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%	11/25/41	1,685		311,545
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%	04/25/27	1,967		136,528
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%	11/25/39	1,542		311,858
Fannie Mae REMICS, Series 2004-38, Class FK, 1 Month LIBOR + 0.350%	2.836%(c)	05/25/34	422		421,218
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%	07/25/40	7,300		7,536,860
Fannie Mae REMICS, Series 2010-150, Class SK, IO, 1 Month LIBOR x (1) + 6.530%	4.045%(c)	01/25/41	1,057		183,808
Fannie Mae REMICS, Series 2010-27, Class AS, IO, 1 Month LIBOR x (1) + 6.480%	3.995%(c)	04/25/40	1,162		209,096
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%	04/25/40	25,365		26,105,040
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%	08/25/19	—	(r)	83
Fannie Mae REMICS, Series 2011-99, Class KS, IO, 1 Month LIBOR x (1) + 6.700%	4.215%(c)	10/25/26	1,220		106,744

A1389

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	1,751	$164,671
Fannie Mae REMICS, Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150%	3.665%	(c)	12/25/42	599	103,831
Fannie Mae REMICS, Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150%	3.665%	(c)	12/25/42	766	137,755
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	156	167,255
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	977	1,057,541
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	381	446,994
Fannie Mae REMICS, Series 2012-70, Class YS, IO, 1 Month LIBOR x (1) + 6.650%	4.165%	(c)	02/25/41	146	15,177
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	105	92,341
Fannie Mae REMICS, Series 2012-74, Class SA, IO, 1 Month LIBOR x (1) + 6.650%	4.165%	(c)	03/25/42	1,204	162,203
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	157	138,511
Fannie Mae REMICS, Series 2012-75, Class NS, IO, 1 Month LIBOR x (1) + 6.600%	4.115%	(c)	07/25/42	91	15,332
Fannie Mae REMICS, Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150%	3.665%	(c)	09/25/41	4,191	531,494
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	2,087	149,988
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	8,537	836,980
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,260	1,442,286
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	3,324	3,654,997
Fannie Mae REMICS, Series 2013-9, Class SA, IO, 1 Month LIBOR x (1) + 6.150%	3.665%	(c)	03/25/42	5,079	637,902
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.465%	(cc)	08/25/55	1,852	94,196
Fannie Mae REMICS, Series 2015-56, Class AS, IO, 1 Month LIBOR x (1) + 6.150%	3.665%	(c)	08/25/45	802	166,463
Flagstar Mortgage Trust, Series 2018-2, Class A4, 144A	3.500%	(cc)	04/25/48	7,976	7,916,001
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	1,773	1,993,847
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	3,606	3,898,912
Freddie Mac REMICS, Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290%	3.806%	(c)	11/15/36	390	57,055
Freddie Mac REMICS, Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030%	3.546%	(c)	09/15/37	1,040	138,532
Freddie Mac REMICS, Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230%	3.746%	(c)	01/15/40	193	27,807
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	1,441	1,516,355
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	6,850	7,096,318
Freddie Mac REMICS, Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950%	3.466%	(c)	10/15/41	4,105	617,601
Freddie Mac REMICS, Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050%	3.566%	(c)	08/15/39	956	117,906
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,212	160,575
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	4,811	430,376
Freddie Mac REMICS, Series 4174, Class SA, IO, 1 Month LIBOR x (1) + 6.200%	3.716%	(c)	05/15/39	872	74,378
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	3,301	501,274
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,916	2,708,764
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	5,405	475,140
Freddie Mac REMICS, Series 4415, Class IO, IO	1.522%	(cc)	04/15/41	1,493	74,852
Freddie Mac REMICS, Series 4813, Class CJ	3.000%		08/15/48	5,131	5,076,750

A1390

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	852	$75,451
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%	4.486%	(c)	12/25/28	4,527	4,563,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.736%	(c)	07/25/29	16,650	17,867,087
Government National Mortgage Assoc., Series 2010-31, Class GS, IO, 1 Month LIBOR x (1) + 6.500%	4.012%	(c)	03/20/39	148	3,867
Government National Mortgage Assoc., Series 2010-42, Class BS, IO, 1 Month LIBOR x (1) + 6.480%	3.992%	(c)	04/20/40	171	26,038
Government National Mortgage Assoc., Series 2010-76, Class CS, IO, 1 Month LIBOR x (1) + 6.550%	4.062%	(c)	06/20/40	2,859	477,889
Government National Mortgage Assoc., Series 2010-85, Class HS, IO, 1 Month LIBOR x (1) + 6.650%	4.162%	(c)	01/20/40	241	19,912
Government National Mortgage Assoc., Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%	3.159%	(c)	02/20/60	3,875	3,888,503
Government National Mortgage Assoc., Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%	3.479%	(c)	06/20/60	5,764	5,846,219
Government National Mortgage Assoc., Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%	2.839%	(c)	10/20/60	10,084	10,041,875
Government National Mortgage Assoc., Series 2010-H24, Class FA, 1 Month LIBOR + 0.350%	2.859%	(c)	10/20/60	9,324	9,286,461
Government National Mortgage Assoc., Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%	2.859%	(c)	08/20/58	617	615,327
Government National Mortgage Assoc., Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200%	3.718%	(c)	10/16/42	1,696	298,399
Government National Mortgage Assoc., Series 2012-34, Class SA, IO, 1 Month LIBOR x (1) + 6.050%	3.562%	(c)	03/20/42	2,243	320,041
Government National Mortgage Assoc., Series 2012-43, Class SN, IO, 1 Month LIBOR x (1) + 6.600%	4.118%	(c)	04/16/42	1,182	239,546
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	1,543	101,275
Government National Mortgage Assoc., Series 2012-98, Class SA, IO, 1 Month LIBOR x (1) + 6.100%	3.618%	(c)	08/16/42	1,031	166,892
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,340	211,072
Government National Mortgage Assoc., Series 2014-5, Class SP, IO, 1 Month LIBOR x (1) + 6.150%	3.668%	(c)	06/16/43	1,631	172,285
Government National Mortgage Assoc.,
Series 2018-37, Class QA	2.750%		03/20/48	1,476	1,479,501
Government National Mortgage Assoc., Series 2018-H06, Class PF, 1 Month LIBOR + 0.300%	2.809%	(c)	02/20/68	1,174	1,168,344

A1391

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2018-H07, Class FD, 1 Month LIBOR + 0.300%	2.809%	(c)	05/20/68	1,954	$1,943,911
Government National Mortgage Assoc., Series 2018-H08, Class KF, 1 Month LIBOR + 0.300%	2.809%	(c)	05/20/68	897	891,451
Government National Mortgage Assoc., Series 2018-H13, Class FC, 1 Month LIBOR + 0.300%	2.809%	(c)	07/20/68	1,308	1,298,891
Government National Mortgage Assoc., Series 2018-H17, Class FG, 12 Month LIBOR + 0.250%	3.250%	(c)	10/20/68	7,420	7,387,306
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B, 1 Month LIBOR + 0.200%	2.686%	(c)	10/25/45	169	150,213
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 1 Month LIBOR + 0.230%	2.716%	(c)	04/25/36	105	132,109
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	198	195,505
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760%	3.242%	(c)	01/19/35	157	137,646
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200%	2.686%	(c)	10/25/36	824	772,348
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	4.619%	(cc)	08/25/35	479	482,690
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,001	1,555,527
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 144A	3.500%	(cc)	09/25/48	14,222	14,161,527
JPMorgan Mortgage Trust, Series 2018-4, Class A1, 144A	3.500%	(cc)	10/25/48	5,392	5,364,991
JPMorgan Mortgage Trust, Series 2018-5, Class A1, 144A	3.500%	(cc)	10/25/48	18,300	18,207,486
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	4.727%	(cc)	04/21/34	410	420,912
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450%	2.936%	(c)	09/25/34	665	646,423
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	4.323%	(cc)	02/25/36	185	185,909
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	4.282%	(cc)	07/25/34	295	288,822
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700%	3.186%	(c)	12/25/35	1,058	797,243
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	1,726	1,727,285
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 Month LIBOR + 1.070%	3.556%	(c)	02/25/35	4,934	4,892,546
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	4.676%	(cc)	06/25/36	768	679,634
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	98	77,694
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%	2.936%	(c)	01/25/37	666	423,999
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37	1,827	1,172,871

A1392

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
SACO I Trust, Series 2007-VA1, Class A, 144A	8.944%(cc)	06/25/21	334	$321,169
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 144A	4.000%(cc)	08/25/56	8,495	8,341,443
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2, 144A	4.000%(cc)	08/25/56	12,160	11,271,059
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%(cc)	07/25/56	8,140	7,983,700
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069%(cc)	09/25/42	819	781,719
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.490%(cc)	09/25/34	294	273,577
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	4.565%(cc)	08/20/35	63	56,895
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	4.346%(cc)	09/25/33	144	148,099
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%	2.976%(c)	10/25/45	2,697	2,672,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.170%(cc)	04/25/36	54	53,129

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $320,671,672)				326,370,634

SOVEREIGN BONDS — 6.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%	10/11/22	3,940	3,900,600
Argentina POM Politica Monetaria (Argentina), Bonds	67.546%(cc)	06/21/20	ARS 11,220	285,203
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%	10/03/21	ARS 105,350	1,700,147
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%	07/06/36	5,650	4,336,375
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.750%(cc)	12/31/38	6,160	3,557,400
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes(a)	6.875%	01/11/48	13,890	10,209,150
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	875,008
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%	01/25/27	2,100	2,071,146
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/27	BRL 5,694	1,540,069
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/21	BRL 95,534	25,459,618
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/23	BRL 27,638	7,450,537
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23	670	650,738
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45	5,190	4,779,990
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	3,850	3,859,664
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.625%	01/13/28	2,340	2,358,743
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	02/21/47	11,110	11,026,675
China Government Bond (China), Sr. Unsec’d. Notes	3.310%	11/30/25	CNY 12,500	1,871,356

A1393

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44	2,850	$3,212,520
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%	01/23/28	1,930	1,835,430
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	1,067	1,105,641
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20	360	370,278
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%	01/08/47	2,720	2,944,688
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750%	04/25/22	6,940	7,027,291
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	4.625%	04/15/43	720	721,777
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	5.125%	01/15/45	790	840,385
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22	270	273,396
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.850%	07/18/27	1,180	1,179,366
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.750%	07/18/47	400	409,354
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%	01/15/45	2,520	2,680,723
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	3.500%	01/11/28	410	398,869
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	4.350%	01/11/48	5,850	5,759,805
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24	1,400	1,437,100
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A(a)	7.250%	02/28/28	960	969,197
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27	4,260	4,350,525
Mexican Bonos (Mexico), Series M, Bonds	6.500%	06/09/22	MXN 531,246	26,357,210
Mexican Bonos (Mexico), Series M, Bonds	8.000%	11/07/47	MXN 638,400	31,213,773
Mexican Bonos (Mexico), Series M, Sr. Unsec’d. Notes	7.750%	11/23/34	MXN 144,520	7,082,059
Mexican Bonos (Mexico), Series M, Sr. Unsec’d. Notes	7.750%	11/13/42	MXN 563,984	26,984,292
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	02/10/48	2,000	1,935,600
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.143%	02/23/30	2,020	2,019,451
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	6.500%	11/28/27	1,140	1,126,361
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	5.625%	11/18/50	2,100	2,694,300
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37	670	901,994
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	6,990	7,307,234
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	02/15/23	1,520	1,235,000
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	7.875%	06/15/27	1,310	953,025
Provincia de Buenos Aries (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24	160	132,400

A1394

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.000%	03/14/29	3,460	$3,565,918
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817%	03/14/49	6,870	7,223,379
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48	925	1,012,875
Russian Federal Bond (Russia), Bonds	7.000%	08/16/23	RUB 465,330	6,865,665
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB 1,351,502	19,217,631
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB 79,640	1,189,472
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB 458,000	7,018,502
Russian Federal Bond (Russia), Bonds	7.000%	01/25/23	RUB 170,630	2,529,089
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975%	04/20/55	1,300	1,361,750

TOTAL SOVEREIGN BONDS (cost $321,434,877)				281,375,744

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.2%
Federal Home Loan Mortgage Corp.	3.000%	02/01/38	371	371,466
Federal Home Loan Mortgage Corp.	3.000%	04/01/38	280	280,748
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	7,378	7,364,087
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	3,034	3,025,077
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,875	1,871,453
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,371	1,367,392
Federal Home Loan Mortgage Corp.	3.000%	01/01/48	36,000	35,858,054
Federal Home Loan Mortgage Corp.	3.000%	01/01/48	5,000	4,978,687
Federal Home Loan Mortgage Corp.	3.000%	01/01/48	800	796,714
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	2,240	2,281,403
Federal Home Loan Mortgage Corp.	3.500%	11/01/42	46	46,613
Federal Home Loan Mortgage Corp.	3.500%	03/01/43	2,628	2,677,312
Federal Home Loan Mortgage Corp.	3.500%	02/01/44	983	1,001,814
Federal Home Loan Mortgage Corp.	3.500%	06/01/46	75	76,881
Federal Home Loan Mortgage Corp.	3.500%	06/01/47	85	86,727
Federal Home Loan Mortgage Corp.	3.500%	07/01/47	782	797,848
Federal Home Loan Mortgage Corp.	3.500%	09/01/47	20,360	20,692,827
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	392	398,100
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	1,953	1,984,924
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	995	1,015,538
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	994	1,010,289
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	790	802,604
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	371	376,719
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	27	27,563
Federal Home Loan Mortgage Corp.	3.500%	02/01/48	657	667,424
Federal Home Loan Mortgage Corp.	3.500%	02/01/48	185	187,717
Federal Home Loan Mortgage Corp.	3.500%	05/01/48	976	992,236
Federal Home Loan Mortgage Corp.	3.500%	05/01/48	329	333,900
Federal Home Loan Mortgage Corp.	3.500%	06/01/48	287	292,945
Federal Home Loan Mortgage Corp.	3.500%	07/01/48	6,476	6,581,000
Federal Home Loan Mortgage Corp.	3.500%	08/01/48	2,805	2,849,647
Federal Home Loan Mortgage Corp.	3.500%	08/01/48	165	167,923
Federal Home Loan Mortgage Corp.	3.500%	11/01/48	1,720	1,747,562
Federal Home Loan Mortgage Corp.	3.500%	12/01/48	175	178,195
Federal Home Loan Mortgage Corp.	3.500%	03/01/49	1,600	1,623,871
Federal Home Loan Mortgage Corp.	4.000%	03/01/42	1,447	1,502,086
Federal Home Loan Mortgage Corp.	4.000%	10/01/42	3,430	3,552,789
Federal Home Loan Mortgage Corp.	4.000%	04/01/43	1,359	1,407,843
Federal Home Loan Mortgage Corp.	4.000%	05/01/43	104	109,435
Federal Home Loan Mortgage Corp.	4.000%	06/01/43	156	162,183
Federal Home Loan Mortgage Corp.	4.000%	06/01/43	122	128,426
Federal Home Loan Mortgage Corp.	4.000%	06/01/43	101	106,124

A1395

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	06/01/43	98	$102,630
Federal Home Loan Mortgage Corp.	4.000%	06/01/43	93	97,194
Federal Home Loan Mortgage Corp.	4.000%	07/01/43	568	595,930
Federal Home Loan Mortgage Corp.	4.000%	07/01/43	565	593,274
Federal Home Loan Mortgage Corp.	4.000%	08/01/43	752	778,361
Federal Home Loan Mortgage Corp.	4.000%	03/01/44	1,621	1,679,275
Federal Home Loan Mortgage Corp.	4.000%	07/01/44	498	515,962
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	903	930,350
Federal Home Loan Mortgage Corp.	4.000%	05/01/45	291	301,144
Federal Home Loan Mortgage Corp.	4.000%	01/01/46	1,707	1,763,051
Federal Home Loan Mortgage Corp.	4.000%	03/01/46	1,472	1,520,456
Federal Home Loan Mortgage Corp.	4.000%	05/01/46	1,815	1,874,190
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	1,804	1,861,873
Federal Home Loan Mortgage Corp.	4.000%	07/01/47	5,850	6,043,593
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	15,096	15,585,228
Federal Home Loan Mortgage Corp.	4.000%	12/01/47	179	184,441
Federal Home Loan Mortgage Corp.	4.000%	04/01/48	939	969,503
Federal Home Loan Mortgage Corp.	4.000%	05/01/48	5,113	5,276,582
Federal Home Loan Mortgage Corp.	4.000%	07/01/48	10,685	11,025,829
Federal Home Loan Mortgage Corp.	4.000%	09/01/48	14,577	15,038,224
Federal Home Loan Mortgage Corp.	4.000%	11/01/48	11,224	11,581,295
Federal Home Loan Mortgage Corp.	4.500%	TBA	21,700	22,646,170
Federal Home Loan Mortgage Corp.	4.500%	09/01/23	122	127,396
Federal Home Loan Mortgage Corp.	4.500%	08/01/24	105	109,634
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,889	1,994,384
Federal Home Loan Mortgage Corp.	4.500%	03/01/44	1,873	1,978,575
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	4,680	4,987,394
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	1,257	1,343,350
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	1,126	1,200,773
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	818	862,363
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	811	854,882
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	774	818,013
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	671	708,100
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	620	652,015
Federal Home Loan Mortgage Corp.	4.500%	04/01/44	143	149,394
Federal Home Loan Mortgage Corp.	4.500%	09/01/46	606	635,513
Federal Home Loan Mortgage Corp.	4.500%	02/01/47	181	189,719
Federal Home Loan Mortgage Corp.	4.500%	03/01/47	145	152,438
Federal Home Loan Mortgage Corp.	4.500%	05/01/47	464	486,160
Federal Home Loan Mortgage Corp.	5.000%	TBA	4,300	4,553,297
Federal Home Loan Mortgage Corp.	5.000%	09/01/20	298	300,987
Federal Home Loan Mortgage Corp.	5.000%	05/01/23	228	230,505
Federal Home Loan Mortgage Corp.	5.000%	07/01/25	84	89,150
Federal Home Loan Mortgage Corp.	5.000%	06/01/26	990	1,027,454
Federal Home Loan Mortgage Corp.	5.000%	05/01/36	32	34,527
Federal Home Loan Mortgage Corp.	5.000%	03/01/38	402	433,221
Federal Home Loan Mortgage Corp.	5.000%	06/01/41	255	275,754
Federal Home Loan Mortgage Corp.	5.000%	05/01/48	810	857,901
Federal Home Loan Mortgage Corp.	5.000%	06/01/48	46	50,828
Federal Home Loan Mortgage Corp.	5.000%	09/01/48	3,551	3,761,560
Federal Home Loan Mortgage Corp.	5.000%	10/01/48	2,029	2,149,696
Federal Home Loan Mortgage Corp.	5.000%	10/01/48	562	595,766
Federal Home Loan Mortgage Corp.	5.000%	11/01/48	2,226	2,356,960
Federal Home Loan Mortgage Corp.	5.000%	01/01/49	8,980	9,511,376
Federal Home Loan Mortgage Corp.	5.500%	12/01/38	719	785,375
Federal Home Loan Mortgage Corp.	5.500%	12/01/38	307	337,254
Federal Home Loan Mortgage Corp.	6.500%	09/01/39	703	794,205
Federal Home Loan Mortgage Corp.	6.500%	09/01/39	270	309,418
Federal Home Loan Mortgage Corp.	7.000%	03/01/39	259	296,874

A1396

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%		01/01/28	1,158	$1,157,027
Federal National Mortgage Assoc.	2.500%		02/01/28	554	553,821
Federal National Mortgage Assoc.	2.500%		10/01/42	1,505	1,468,969
Federal National Mortgage Assoc.	2.589%	(s)	10/09/19	18,560	18,321,911
Federal National Mortgage Assoc.	3.000%		TBA	43,400	43,799,114
Federal National Mortgage Assoc.	3.000%		TBA	11,700	11,636,557
Federal National Mortgage Assoc.	3.000%		12/01/37	362	364,269
Federal National Mortgage Assoc.	3.000%		09/01/42	8,533	8,538,303
Federal National Mortgage Assoc.	3.000%		09/01/42	4,016	4,018,486
Federal National Mortgage Assoc.	3.000%		12/01/42	60	59,613
Federal National Mortgage Assoc.	3.000%		12/01/42	54	54,076
Federal National Mortgage Assoc.	3.000%		01/01/43	893	893,291
Federal National Mortgage Assoc.	3.000%		01/01/43	701	701,003
Federal National Mortgage Assoc.	3.000%		01/01/43	302	302,272
Federal National Mortgage Assoc.	3.000%		01/01/43	170	170,558
Federal National Mortgage Assoc.	3.000%		01/01/43	113	113,294
Federal National Mortgage Assoc.	3.000%		01/01/43	54	53,730
Federal National Mortgage Assoc.	3.000%		01/01/43	39	39,516
Federal National Mortgage Assoc.	3.000%		02/01/43	117	117,202
Federal National Mortgage Assoc.	3.000%		07/01/46	4,675	4,661,807
Federal National Mortgage Assoc.	3.000%		11/01/46	8,277	8,250,659
Federal National Mortgage Assoc.	3.000%		12/01/46	2,930	2,924,219
Federal National Mortgage Assoc.	3.000%		01/01/47	5,888	5,872,373
Federal National Mortgage Assoc.	3.000%		01/01/47	1,845	1,840,251
Federal National Mortgage Assoc.	3.000%		02/01/47	6,710	6,697,379
Federal National Mortgage Assoc.	3.000%		09/01/47	10,530	10,501,661
Federal National Mortgage Assoc.	3.500%		TBA	71,900	72,874,538
Federal National Mortgage Assoc.	3.500%		TBA	61,700	63,105,121
Federal National Mortgage Assoc.	3.500%		09/01/42	1,340	1,365,281
Federal National Mortgage Assoc.	3.500%		01/01/43	6,483	6,599,050
Federal National Mortgage Assoc.	3.500%		04/01/43	2,814	2,877,584
Federal National Mortgage Assoc.	3.500%		04/01/43	2,867	2,945,730
Federal National Mortgage Assoc.	3.500%		06/01/43	3,109	3,205,499
Federal National Mortgage Assoc.	3.500%		06/01/43	3,070	3,154,497
Federal National Mortgage Assoc.	3.500%		07/01/43	4,287	4,404,458
Federal National Mortgage Assoc.	3.500%		12/01/45	7,332	7,458,756
Federal National Mortgage Assoc.	3.500%		12/01/45	1,096	1,118,242
Federal National Mortgage Assoc.	3.500%		01/01/46	1,097	1,118,940
Federal National Mortgage Assoc.	3.500%		01/01/46	1,094	1,118,252
Federal National Mortgage Assoc.	3.500%		01/01/47	23	23,497
Federal National Mortgage Assoc.	3.500%		02/01/47	53	53,419
Federal National Mortgage Assoc.	3.500%		03/01/47	55	56,225
Federal National Mortgage Assoc.	3.500%		05/01/47	1,006	1,022,168
Federal National Mortgage Assoc.	3.500%		05/01/47	318	322,260
Federal National Mortgage Assoc.	3.500%		06/01/47	272	276,692
Federal National Mortgage Assoc.	3.500%		07/01/47	760	771,709
Federal National Mortgage Assoc.	3.500%		08/01/47	34	34,406
Federal National Mortgage Assoc.	3.500%		09/01/47	349	354,061
Federal National Mortgage Assoc.	3.500%		09/01/47	68	68,696
Federal National Mortgage Assoc.	3.500%		11/01/47	4,075	4,154,366
Federal National Mortgage Assoc.	3.500%		12/01/47	636	645,841
Federal National Mortgage Assoc.	3.500%		01/01/48	1,301	1,321,879
Federal National Mortgage Assoc.	3.500%		01/01/48	932	945,614
Federal National Mortgage Assoc.	3.500%		02/01/48	21,362	21,694,950
Federal National Mortgage Assoc.	3.500%		02/01/48	1,547	1,570,784
Federal National Mortgage Assoc.	3.500%		02/01/48	423	429,563
Federal National Mortgage Assoc.	3.500%		03/01/48	486	493,429
Federal National Mortgage Assoc.	3.500%		03/01/48	42	42,832
Federal National Mortgage Assoc.	3.500%		04/01/48	682	692,144

A1397

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	04/01/48	381	$386,970
Federal National Mortgage Assoc.	3.500%	06/01/48	12,983	13,182,983
Federal National Mortgage Assoc.	3.500%	07/01/48	12,418	12,610,962
Federal National Mortgage Assoc.	3.500%	12/01/48	1,365	1,385,577
Federal National Mortgage Assoc.	3.500%	02/01/49	700	712,989
Federal National Mortgage Assoc.	3.500%	03/01/57	16,349	16,540,899
Federal National Mortgage Assoc.	4.000%	10/01/40	2,887	2,994,855
Federal National Mortgage Assoc.	4.000%	01/01/42	3,894	4,038,886
Federal National Mortgage Assoc.	4.000%	04/01/42	183	189,781
Federal National Mortgage Assoc.	4.000%	07/01/42	2,524	2,617,812
Federal National Mortgage Assoc.	4.000%	10/01/42	1,767	1,828,382
Federal National Mortgage Assoc.	4.000%	11/01/42	3,085	3,191,827
Federal National Mortgage Assoc.	4.000%	12/01/42	1,167	1,210,723
Federal National Mortgage Assoc.	4.000%	12/01/42	226	240,053
Federal National Mortgage Assoc.	4.000%	12/01/42	130	138,247
Federal National Mortgage Assoc.	4.000%	04/01/43	212	222,369
Federal National Mortgage Assoc.	4.000%	06/01/43	623	648,566
Federal National Mortgage Assoc.	4.000%	06/01/43	492	515,797
Federal National Mortgage Assoc.	4.000%	06/01/43	269	281,308
Federal National Mortgage Assoc.	4.000%	06/01/43	249	260,820
Federal National Mortgage Assoc.	4.000%	06/01/43	245	255,569
Federal National Mortgage Assoc.	4.000%	06/01/43	238	250,280
Federal National Mortgage Assoc.	4.000%	06/01/43	195	204,569
Federal National Mortgage Assoc.	4.000%	06/01/43	155	162,844
Federal National Mortgage Assoc.	4.000%	06/01/43	154	160,904
Federal National Mortgage Assoc.	4.000%	06/01/43	108	112,774
Federal National Mortgage Assoc.	4.000%	06/01/43	102	106,425
Federal National Mortgage Assoc.	4.000%	06/01/43	95	98,584
Federal National Mortgage Assoc.	4.000%	06/01/43	63	65,557
Federal National Mortgage Assoc.	4.000%	06/01/43	49	51,473
Federal National Mortgage Assoc.	4.000%	06/01/43	7,358	7,631,396
Federal National Mortgage Assoc.	4.000%	07/01/43	900	939,469
Federal National Mortgage Assoc.	4.000%	07/01/43	763	799,653
Federal National Mortgage Assoc.	4.000%	07/01/43	535	556,521
Federal National Mortgage Assoc.	4.000%	07/01/43	61	63,643
Federal National Mortgage Assoc.	4.000%	01/01/45	1,757	1,835,666
Federal National Mortgage Assoc.	4.000%	02/01/45	3,509	3,683,949
Federal National Mortgage Assoc.	4.000%	04/01/47	6,294	6,535,627
Federal National Mortgage Assoc.	4.000%	05/01/47	1,291	1,339,106
Federal National Mortgage Assoc.	4.000%	08/01/47	14,060	14,531,065
Federal National Mortgage Assoc.	4.000%	09/01/47	16,566	17,118,277
Federal National Mortgage Assoc.	4.000%	11/01/48	18,002	18,539,965
Federal National Mortgage Assoc.	4.000%	02/01/56	11,897	12,332,015
Federal National Mortgage Assoc.	4.000%	06/01/57	1,475	1,525,579
Federal National Mortgage Assoc.	4.500%	04/01/31	425	446,424
Federal National Mortgage Assoc.	4.500%	05/01/31	1,372	1,441,387
Federal National Mortgage Assoc.	4.500%	06/01/31	464	487,229
Federal National Mortgage Assoc.	4.500%	11/01/31	580	609,910
Federal National Mortgage Assoc.	4.500%	12/01/31	678	712,851
Federal National Mortgage Assoc.	4.500%	12/01/31	144	151,274
Federal National Mortgage Assoc.	4.500%	12/01/39	4	4,656
Federal National Mortgage Assoc.	4.500%	09/01/41	574	606,144
Federal National Mortgage Assoc.	4.500%	10/01/41	662	699,235
Federal National Mortgage Assoc.	4.500%	10/01/41	352	367,919
Federal National Mortgage Assoc.	4.500%	10/01/41	248	262,126
Federal National Mortgage Assoc.	4.500%	09/01/42	88	92,829
Federal National Mortgage Assoc.	4.500%	09/01/43	847	890,887
Federal National Mortgage Assoc.	4.500%	09/01/43	118	124,674
Federal National Mortgage Assoc.	4.500%	09/01/43	73	77,425

A1398

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	10/01/43	756	$795,205
Federal National Mortgage Assoc.	4.500%	10/01/43	649	683,405
Federal National Mortgage Assoc.	4.500%	10/01/43	155	163,582
Federal National Mortgage Assoc.	4.500%	10/01/43	107	112,868
Federal National Mortgage Assoc.	4.500%	10/01/43	35	36,467
Federal National Mortgage Assoc.	4.500%	10/01/43	6	6,235
Federal National Mortgage Assoc.	4.500%	11/01/43	548	576,002
Federal National Mortgage Assoc.	4.500%	11/01/43	284	299,664
Federal National Mortgage Assoc.	4.500%	11/01/43	139	146,456
Federal National Mortgage Assoc.	4.500%	12/01/43	626	658,337
Federal National Mortgage Assoc.	4.500%	12/01/43	426	448,417
Federal National Mortgage Assoc.	4.500%	12/01/43	10	10,535
Federal National Mortgage Assoc.	4.500%	01/01/44	2,618	2,787,287
Federal National Mortgage Assoc.	4.500%	01/01/44	435	457,187
Federal National Mortgage Assoc.	4.500%	01/01/44	398	423,356
Federal National Mortgage Assoc.	4.500%	01/01/44	395	420,105
Federal National Mortgage Assoc.	4.500%	01/01/44	335	353,347
Federal National Mortgage Assoc.	4.500%	02/01/44	1,495	1,591,453
Federal National Mortgage Assoc.	4.500%	02/01/44	762	811,655
Federal National Mortgage Assoc.	4.500%	02/01/44	248	259,640
Federal National Mortgage Assoc.	4.500%	02/01/44	240	252,682
Federal National Mortgage Assoc.	4.500%	02/01/44	161	169,367
Federal National Mortgage Assoc.	4.500%	02/01/44	61	64,715
Federal National Mortgage Assoc.	4.500%	03/01/44	374	394,256
Federal National Mortgage Assoc.	4.500%	03/01/44	138	145,287
Federal National Mortgage Assoc.	4.500%	04/01/44	999	1,065,580
Federal National Mortgage Assoc.	4.500%	04/01/44	821	864,832
Federal National Mortgage Assoc.	4.500%	04/01/44	695	739,498
Federal National Mortgage Assoc.	4.500%	04/01/44	452	479,499
Federal National Mortgage Assoc.	4.500%	04/01/44	371	388,120
Federal National Mortgage Assoc.	4.500%	04/01/44	84	88,224
Federal National Mortgage Assoc.	4.500%	04/01/44	26	27,143
Federal National Mortgage Assoc.	4.500%	04/01/44	24	24,626
Federal National Mortgage Assoc.	4.500%	05/01/44	3,155	3,323,773
Federal National Mortgage Assoc.	4.500%	05/01/44	1,211	1,275,359
Federal National Mortgage Assoc.	4.500%	05/01/44	185	193,529
Federal National Mortgage Assoc.	4.500%	05/01/44	167	175,516
Federal National Mortgage Assoc.	4.500%	05/01/44	41	43,443
Federal National Mortgage Assoc.	4.500%	06/01/44	134	140,315
Federal National Mortgage Assoc.	4.500%	07/01/44	851	903,116
Federal National Mortgage Assoc.	4.500%	08/01/44	53	55,737
Federal National Mortgage Assoc.	4.500%	10/01/44	4,705	4,990,364
Federal National Mortgage Assoc.	4.500%	01/01/45	225	238,473
Federal National Mortgage Assoc.	4.500%	05/01/47	4,236	4,433,815
Federal National Mortgage Assoc.	4.500%	07/01/48	4,554	4,794,267
Federal National Mortgage Assoc.	4.500%	04/01/56	3,291	3,488,997
Federal National Mortgage Assoc.	4.500%	09/01/57	5,067	5,350,609
Federal National Mortgage Assoc.	5.000%	TBA	2,000	2,114,407
Federal National Mortgage Assoc.	5.000%	07/01/33	190	204,588
Federal National Mortgage Assoc.	5.000%	09/01/33	223	239,920
Federal National Mortgage Assoc.	5.000%	10/01/35	648	697,392
Federal National Mortgage Assoc.	5.000%	08/01/38	3,156	3,394,860
Federal National Mortgage Assoc.	5.000%	01/01/39	15	16,097
Federal National Mortgage Assoc.	5.000%	12/01/39	15	16,189
Federal National Mortgage Assoc.	5.000%	05/01/40	33	35,482
Federal National Mortgage Assoc.	5.000%	05/01/40	25	26,997
Federal National Mortgage Assoc.	5.000%	06/01/40	115	124,700
Federal National Mortgage Assoc.	5.000%	07/01/40	31	34,041
Federal National Mortgage Assoc.	5.000%	11/01/40	1,057	1,141,977

A1399

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	01/01/41	120	$129,162
Federal National Mortgage Assoc.	5.000%	02/01/41	46	48,699
Federal National Mortgage Assoc.	5.000%	04/01/41	143	154,216
Federal National Mortgage Assoc.	5.000%	05/01/41	1,411	1,525,615
Federal National Mortgage Assoc.	5.000%	05/01/41	449	484,776
Federal National Mortgage Assoc.	5.000%	05/01/41	310	335,218
Federal National Mortgage Assoc.	5.000%	05/01/41	282	304,426
Federal National Mortgage Assoc.	5.000%	05/01/41	191	203,518
Federal National Mortgage Assoc.	5.000%	06/01/41	216	233,324
Federal National Mortgage Assoc.	5.000%	11/01/46	6,320	6,730,734
Federal National Mortgage Assoc.	5.000%	05/01/48	1,236	1,306,036
Federal National Mortgage Assoc.	5.000%	10/01/48	9,902	10,474,646
Federal National Mortgage Assoc.	5.000%	11/01/48	11,995	12,686,138
Federal National Mortgage Assoc.	5.000%	11/01/48	3,322	3,513,367
Federal National Mortgage Assoc.	5.500%	11/01/28	36	38,224
Federal National Mortgage Assoc.	5.500%	09/01/36	749	823,625
Federal National Mortgage Assoc.	5.500%	03/01/37	12	12,445
Federal National Mortgage Assoc.	5.500%	04/01/37	5	5,538
Federal National Mortgage Assoc.	5.500%	05/01/37	354	388,881
Federal National Mortgage Assoc.	5.500%	03/01/38	18	19,679
Federal National Mortgage Assoc.	5.500%	06/01/38	330	351,885
Federal National Mortgage Assoc.	5.500%	08/01/38	465	508,609
Federal National Mortgage Assoc.	5.500%	05/01/40	31	33,245
Federal National Mortgage Assoc.	5.500%	09/01/56	5,156	5,581,785
Federal National Mortgage Assoc.	6.000%	04/01/33	113	124,260
Federal National Mortgage Assoc.	6.000%	02/01/34	20	22,079
Federal National Mortgage Assoc.	6.000%	11/01/35	231	255,123
Federal National Mortgage Assoc.	6.000%	08/01/37	464	512,066
Federal National Mortgage Assoc.	6.000%	08/01/37	25	27,018
Federal National Mortgage Assoc.	6.000%	09/01/37	88	96,481
Federal National Mortgage Assoc.	6.500%	05/01/40	4,388	5,014,321
Federal National Mortgage Assoc.	6.625%	11/15/30	13,100	18,039,550
Federal National Mortgage Assoc.	7.000%	04/01/37	259	304,148
Federal National Mortgage Assoc.	7.000%	02/01/39	983	1,130,302
Federal National Mortgage Assoc.	7.000%	02/01/39	539	618,421
Government National Mortgage Assoc.	3.000%	TBA	17,500	17,575,195
Government National Mortgage Assoc.	3.000%	09/15/42	3,201	3,224,821
Government National Mortgage Assoc.	3.000%	11/15/42	4,139	4,169,439
Government National Mortgage Assoc.	3.000%	01/20/47	9,923	9,982,885
Government National Mortgage Assoc.	3.000%	03/20/47	10,531	10,600,708
Government National Mortgage Assoc.	3.000%	09/20/47	6,298	6,328,526
Government National Mortgage Assoc.	3.000%	11/20/47	16,830	16,906,789
Government National Mortgage Assoc.	3.000%	12/20/47	24,094	24,204,305
Government National Mortgage Assoc.	3.000%	02/20/48	289	290,279
Government National Mortgage Assoc.	3.500%	TBA	64,700	66,098,885
Government National Mortgage Assoc.	3.500%	06/20/44	556	569,930
Government National Mortgage Assoc.	3.500%	03/20/45	494	505,361
Government National Mortgage Assoc.	3.500%	10/20/47	3,414	3,489,914
Government National Mortgage Assoc.	3.500%	10/20/47	2,724	2,785,391
Government National Mortgage Assoc.	3.500%	11/20/47	544	556,383
Government National Mortgage Assoc.	3.500%	06/15/48	1,304	1,337,860
Government National Mortgage Assoc.	4.000%	TBA	28,200	29,115,949
Government National Mortgage Assoc.	4.000%	04/20/39	13	13,952
Government National Mortgage Assoc.	4.000%	08/20/47	12,192	12,593,108
Government National Mortgage Assoc.	4.000%	12/20/47	2,253	2,326,837
Government National Mortgage Assoc.	4.000%	04/20/48	951	982,698
Government National Mortgage Assoc.	4.000%	05/20/48	1,932	1,995,674
Government National Mortgage Assoc.	4.000%	09/20/48	171	176,340

A1400

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc., 1 Month LIBOR + 1.689%	4.193%	(c)	11/20/60	2,944	$3,048,357
Government National Mortgage Assoc., 1 Month LIBOR + 1.735%	4.255%	(c)	07/20/60	2,871	2,998,768
Government National Mortgage Assoc., 1 Month LIBOR + 1.785%	4.305%	(c)	09/20/60	3,265	3,416,692
Government National Mortgage Assoc.	4.500%		TBA	40,660	42,230,016
Government National Mortgage Assoc.	4.500%		01/20/40	761	801,735
Government National Mortgage Assoc.	4.500%		05/20/40	977	1,028,601
Government National Mortgage Assoc.	4.500%		09/20/40	16	16,832
Government National Mortgage Assoc.	4.500%		01/20/41	162	170,729
Government National Mortgage Assoc.	4.500%		07/20/41	1,116	1,174,786
Government National Mortgage Assoc.	4.500%		06/20/48	3,567	3,706,607
Government National Mortgage Assoc.	4.500%		09/20/48	1,561	1,607,920
Government National Mortgage Assoc.	4.500%		09/20/48	1,190	1,225,709
Government National Mortgage Assoc.	4.500%		12/20/48	31,290	32,639,973
Government National Mortgage Assoc.	4.500%		01/20/49	16,836	17,506,978
Government National Mortgage Assoc., 1 Month LIBOR + 2.400%	4.920%	(c)	04/20/60	4,123	4,333,402
Government National Mortgage Assoc.	5.000%		04/15/40	5,606	5,890,277
Government National Mortgage Assoc.	5.000%		05/15/40	290	305,355
Government National Mortgage Assoc.	5.000%		07/20/40	733	789,887
Government National Mortgage Assoc.	5.000%		07/20/40	77	82,649
Government National Mortgage Assoc.	5.000%		09/20/40	418	447,605
Government National Mortgage Assoc.	5.000%		11/20/40	312	334,728
Government National Mortgage Assoc.	5.000%		10/20/47	1,700	1,804,485
Government National Mortgage Assoc.	5.000%		11/20/48	1,126	1,180,033
Government National Mortgage Assoc.	5.000%		12/20/48	7,549	7,918,137
Government National Mortgage Assoc.	5.000%		01/20/49	2,987	3,128,350
Government National Mortgage Assoc.	5.500%		06/15/36	605	665,991
Government National Mortgage Assoc.	6.000%		08/20/40	50	54,204
Government National Mortgage Assoc.	6.000%		01/20/41	28	30,351
Government National Mortgage Assoc.	6.000%		04/20/41	4	4,024
Government National Mortgage Assoc.	6.000%		06/20/41	122	130,340
Government National Mortgage Assoc.	6.000%		07/20/41	63	70,975
Government National Mortgage Assoc.	6.000%		12/20/41	34	37,736
Government National Mortgage Assoc.	6.000%		02/20/42	35	38,569
Government National Mortgage Assoc.	6.500%		10/20/37	527	608,953

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,230,184,237)					1,237,753,980

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds	2.500%		02/15/45	14,620	13,794,198
U.S. Treasury Bonds	2.500%		02/15/46	6,356	5,977,868
U.S. Treasury Bonds	2.875%		08/15/45	16,650	16,871,783
U.S. Treasury Bonds	3.000%		05/15/45	70,145	72,778,177
U.S. Treasury Bonds	3.000%		05/15/47	3,950	4,093,496
U.S. Treasury Bonds	3.000%		02/15/48	63,800	66,010,570
U.S. Treasury Bonds	3.000%		08/15/48	47,345	49,009,473
U.S. Treasury Bonds	3.000%		02/15/49	4,720	4,890,363
U.S. Treasury Bonds	3.125%		11/15/41	6,580	6,999,218
U.S. Treasury Bonds	3.125%		05/15/48	320	339,313
U.S. Treasury Bonds	3.375%		11/15/48	2,380	2,648,773
U.S. Treasury Bonds	3.750%		11/15/43	24,860	29,143,495
U.S. Treasury Bonds	4.375%		05/15/41	6,649	8,479,813
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42	6,181	6,014,201
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/49	15,852	16,251,693
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44	14,869	16,419,859

A1401

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	4,553	$5,676,266
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,724	3,414,115
U.S. Treasury Notes	2.125%	03/31/24	15,630	15,543,302
U.S. Treasury Notes	2.250%	03/31/26	30,080	29,947,225
U.S. Treasury Notes	2.500%	02/15/22	52,040	52,422,169
U.S. Treasury Notes	2.625%	01/31/26	1,770	1,804,086
U.S. Treasury Notes(a)	2.625%	02/15/29	2,840	2,892,141
U.S. Treasury Notes	2.875%	09/30/23	630	646,931

TOTAL U.S. TREASURY OBLIGATIONS (cost $419,673,856)				432,068,528

			Shares

PREFERRED STOCK — 0.0%

Banks
Citigroup Capital XIII, 9.121% (cost $918,183)			34,700	949,045

TOTAL LONG-TERM INVESTMENTS (cost $4,162,239,979)				4,169,984,595

SHORT-TERM INVESTMENTS — 9.0%

AFFILIATED MUTUAL FUNDS — 8.8%
PGIM Core Ultra Short Bond Fund(w)			225,486,352	225,486,352
PGIM Institutional Money Market Fund (cost $134,412,526; includes $134,114,163 of cash collateral for securities on loan)(b)(w)			134,373,157	134,400,031

TOTAL AFFILIATED MUTUAL FUNDS (cost $359,898,878)				359,886,383

	Interest	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.1%
Federal Home Loan Bank (cost $4,485,713)	2.477%	04/15/19	4,490	4,485,774

OPTIONS PURCHASED~* — 0.1%
(cost $3,612,806)				2,032,593

TOTAL SHORT-TERM INVESTMENTS (cost $367,997,397)				366,404,750

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.8% (cost $4,530,237,376)				4,536,389,345

OPTIONS WRITTEN~* — (0.1)%
(premiums received $2,855,125)				(2,662,994)

A1402

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Value

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.7% (cost $4,527,382,251)	$4,533,726,351
Liabilities in excess of other assets(z) — (10.7)%	(439,158,659)

NET ASSETS — 100.0%	$4,094,567,692

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,029,564 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,461,813; cash collateral of $134,114,163 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of March 31, 2019.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$127.50	655	655	$30,703
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$128.50	8,609	8,609	269,031
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$129.00	3,178	3,178	99,313
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$129.50	176	176	5,500
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$130.00	761	761	23,781
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$135.00	250	250	3,906
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$135.50	405	405	6,328
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$151.00	62	62	39,719
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$162.00	115	115	5,391
Australian Dollar Currency	Call	04/05/19	71.00	24	24	8,640
Australian Dollar Currency	Call	04/05/19	71.50	44	44	7,040
Australian Dollar Currency	Call	04/05/19	72.00	22	22	1,320
Australian Dollar Currency	Call	05/03/19	71.00	43	43	30,100
Australian Dollar Currency	Call	05/03/19	71.50	42	42	19,740
Canadian Dollar Futures	Call	04/05/19	76.00	62	62	620
Canadian Dollar Futures	Call	05/03/19	75.00	43	43	23,650
Euro Futures	Call	04/05/19	1.14	43	5,375	5,375
Euro Futures	Call	05/03/19	1.14	43	5,375	38,700
Euro Futures	Call	05/03/19	1.15	108	13,500	20,250
2 Year U.S. Treasury Notes Futures	Put	05/24/19	$105.25	996	1,992	15,564
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$111.50	2,164	2,164	—

A1403

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$112.00	7,547		7,547	$1
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$112.25	9,401		9,401	1
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$112.50	428		428	—
10 Year Euro-Bund Futures	Put	04/26/19	165.00	48	EUR	48	14,538
10 Year Euro-Bund Futures	Put	04/26/19	166.50	40	EUR	40	37,242
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.25	126		126	68,906
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.50	64		64	44,000
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$121.00	192		192	9,000
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$148.00	16		16	7,000
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$148.50	25		25	14,844
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$149.00	48		48	38,250
Canadian Dollar Futures	Put	04/05/19	75.50	46		46	24,840
Euro Futures	Put	05/03/19	1.14	21		2,625	22,050

Total Exchange Traded (cost $1,463,041)							$935,343

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	06/21/19	3.79	—	37,550	$429,859
Currency Option USD vs EUR	Put	Goldman Sachs Bank USA	06/21/19	1.16	—	40,220	114,442
Currency Option USD vs MXN	Put	JPMorgan Chase Bank, N.A.	05/13/19	19.21	—	59,700	401,022

Total OTC Traded Options (cost $2,106,304)							$945,323

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.31, 12/20/23	Call	Bank of America, N.A.	04/17/19	0.65%	0.62%(Q)	CDX.NA.IG.31(Q)	39,510	$151,927

(cost $43,461)

Total Options Purchased (cost $3,612,806)								$2,032,593

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/26/19	$115.25	163	163	$(112,063)
5 Year U.S. Treasury Notes Futures	Call	04/26/19	$116.25	820	820	(160,157)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$122.50	185	185	(326,641)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$123.00	16	16	(21,250)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$123.50	96	96	(90,000)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$124.50	316	316	(128,375)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$125.00	490	490	(122,500)
10 Year U.S. Treasury Notes Futures	Call	04/26/19	$126.00	16	16	(1,750)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.00	164	164	(243,438)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$123.50	96	96	(109,500)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$125.00	318	318	(144,094)
10 Year U.S. Treasury Notes Futures	Call	05/24/19	$127.00	1	1	(141)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$146.00	21	21	(79,078)

A1404

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$150.00	94		94	$(92,531)
20 Year U.S. Treasury Bonds Futures	Call	04/26/19	$153.00	125		125	(33,203)
20 Year U.S. Treasury Bonds Futures	Call	05/24/19	$148.00	66		66	(166,031)
Canadian Dollar Futures	Call	05/03/19	75.50	171		171	(54,720)
Euro Futures	Call	04/05/19	1.16	77		9,625	(481)
Euro Futures	Call	06/07/19	1.15	42		5,250	(19,950)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.00	688		688	(43,000)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.25	131		131	(8,188)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$115.50	97		97	(18,945)
5 Year U.S. Treasury Notes Futures	Put	04/26/19	$116.25	165		165	(101,836)
5 Year U.S. Treasury Notes Futures	Put	05/24/19	$115.25	164		164	(48,688)
10 Year Euro-Bund Futures	Put	04/26/19	162.50	39	EUR	39	(1,312)
10 Year Euro-Bund Futures	Put	04/26/19	163.50	1	EUR	1	(79)
10 Year Euro-Bund Futures	Put	04/26/19	164.00	80	EUR	80	(9,871)
10 Year U.S. Treasury Notes Futures	Put	04/05/19	$123.50	245		245	(15,313)
10 Year U.S. Treasury Notes Futures	Put	04/12/19	$123.75	80		80	(17,500)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$121.00	65		65	—
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$122.00	144		144	(4,500)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$122.50	79		79	(3,703)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.00	363		363	(39,703)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.50	22		22	(4,813)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$123.75	126		126	(39,375)
10 Year U.S. Treasury Notes Futures	Put	04/26/19	$124.00	124		124	(52,313)
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$123.00	159		159	(42,234)
10 Year U.S. Treasury Notes Futures	Put	05/24/19	$123.50	302		302	(127,406)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$144.00	71		71	(3,328)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$145.00	32		32	(2,000)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$146.00	110		110	(12,031)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$147.00	82		82	(17,938)
20 Year U.S. Treasury Bonds Futures	Put	04/26/19	$147.50	64		64	(20,000)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$144.00	96		96	(15,000)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$145.00	47		47	(11,016)
20 Year U.S. Treasury Bonds Futures	Put	05/24/19	$146.00	31		31	(11,141)

Total Exchanged Traded (premiums received $2,015,565)							$(2,577,136)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	Citibank, N.A.	05/14/19	3.65	—	53,270	$(73,456)

(premiums received $785,200)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.31, 12/20/23	Put	Bank of America, N.A.	04/17/19	0.80%	0.62%(Q)	CDX.NA.IG.31	(Q)	39,510	$(3,699)
CDX.NA.IG.31, 12/20/23	Put	Bank of America, N.A.	06/19/19	0.70%	0.62%(Q)	CDX.NA.IG.31	(Q)	8,735	(8,703)

Total OTC Swaptions(premiums received $54,360)									$(12,402)

Total Options Written (premiums received $2,855,125)								$(2,662,994)

A1405

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,311	90 Day Euro Dollar	Dec. 2019	$1,783,335,675	$10,657,254
56	90 Day Euro Dollar	Mar. 2020	13,675,900	(1,400)
1,233	90 Day Euro Dollar	Jun. 2020	301,391,438	2,227,288
525	90 Day Euro Dollar	Mar. 2021	128,467,500	410,412
970	2 Year U.S. Treasury Notes	Jun. 2019	206,700,938	748,693
40	5 Year Euro-Bobl	Jun. 2019	5,974,020	51,601
18,655	5 Year U.S. Treasury Notes	Jun. 2019	2,160,773,672	19,460,946
4,234	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	711,312,000	25,225,817
237	Australian Dollar Currency	Jun. 2019	16,848,330	35,965
239	British Pound Currency	Jun. 2019	19,502,400	(309,088)
1,197	Canadian Dollar Currency	Jun. 2019	89,810,910	160,355
1,006	Euro Currency	Jun. 2019	141,952,888	(680,253)
614	Euro-BTP Italian Government Bond	Jun. 2019	89,173,468	2,139,131
1,365	Mexican Peso	Jun. 2019	34,705,125	59,223
44	Swiss Franc Currency	Jun. 2019	5,562,700	32,725

				60,218,669

Short Positions:
44	10 Year Australian Treasury Bonds	Jun. 2019	33,250,106	(80,396)
2,918	10 Year Euro-Bund	Jun. 2019	544,477,733	(11,688,937)
71	10 Year Japanese Bonds	Jun. 2019	98,194,352	(320,311)
200	10 Year U.K. Gilt	Jun. 2019	33,699,758	(448,175)
13,706	10 Year U.S. Treasury Notes	Jun. 2019	1,702,542,188	(22,289,143)
141	10 Year U.S. Ultra Treasury Notes	Jun. 2019	18,722,156	(420,854)
1,249	20 Year U.S. Treasury Bonds	Jun. 2019	186,920,656	(4,763,394)
88	30 Year Euro Buxl	Jun. 2019	18,919,615	(919,144)
14	Euro-OAT	Jun. 2019	2,554,663	(69,818)
43	Japanese Yen Currency	Jun. 2019	4,879,694	(13,169)

				(41,013,341)

				$19,205,328

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 09/23/19	JPMorgan Chase Bank, N.A.	ARS	154,030	$3,132,920	$2,824,380	$—	$ (308,540)
Australian Dollar,
Expiring 04/17/19	Citibank, N.A.	AUD	2,810	2,017,129	1,995,988	—	(21,141)
Brazilian Real,
Expiring 04/17/19	Barclays Bank PLC	BRL	132,357	35,679,615	33,763,705	—	(1,915,910)
Expiring 04/17/19	Citibank, N.A.	BRL	74,830	19,963,025	19,088,799	—	(874,226)
Expiring 04/17/19	Citibank, N.A.	BRL	32,950	8,790,347	8,405,398	—	(384,949)
Expiring 04/17/19	Citibank, N.A.	BRL	1,760	469,530	448,968	—	(20,562)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	BRL	213,210	56,872,683	54,388,919	—	(2,483,764)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	BRL	32,870	8,774,927	8,384,990	—	(389,937)
Expiring 05/16/19	Citibank, N.A.	BRL	75,750	20,200,000	19,280,745	—	(919,255)
Expiring 07/17/19	Barclays Bank PLC	BRL	136,950	34,713,949	34,677,471	—	(36,478)
Expiring 07/17/19	Citibank, N.A.	BRL	221,260	56,715,882	56,025,827	—	(690,055)
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	481	617,164	626,886	9,722	—
Canadian Dollar,
Expiring 04/17/19	Barclays Bank PLC	CAD	18,026	13,581,653	13,495,793	—	(85,860)

A1406

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/17/19	Citibank, N.A.	CAD	51,195	$38,320,998	$38,327,740	$6,742	$—
Chinese Renminbi,
Expiring 04/17/19	Barclays Bank PLC	CNH	284,476	42,376,873	42,312,187	—	(64,686)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	CNH	126,408	18,768,875	18,801,641	32,766	—
Indian Rupee,
Expiring 04/16/19	Barclays Bank PLC	INR	1,592,350	22,446,592	22,920,910	474,318	—
Expiring 04/16/19	Barclays Bank PLC	INR	1,256,021	17,459,286	18,079,659	620,373	—
Indonesian Rupiah,
Expiring 04/17/19	Citibank, N.A.	IDR	936,403,140	64,311,194	65,599,639	1,288,445	—
Japanese Yen,
Expiring 04/17/19	Citibank, N.A.	JPY	97,381	906,511	880,160	—	(26,351)
Mexican Peso,
Expiring 04/17/19	Citibank, N.A.	MXN	910,100	46,800,195	46,744,230	—	(55,965)
Expiring 04/17/19	Citibank, N.A.	MXN	716,500	37,524,877	36,800,616	—	(724,261)
Expiring 04/17/19	Citibank, N.A.	MXN	564,364	28,990,648	28,986,654	—	(3,994)
Philippine Peso,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	29,693,101	29,856,274	163,173	—
Russian Ruble,
Expiring 04/17/19	Citibank, N.A.	RUB	661,643	9,752,272	10,051,213	298,941	—
South African Rand,
Expiring 04/17/19	Barclays Bank PLC	ZAR	92,330	6,590,293	6,384,500	—	(205,793)

				$625,470,539	$619,153,292	2,894,480	(9,211,727)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/17/19	Barclays Bank PLC	AUD	19,921	$14,257,898	$14,149,945	$107,953	$—
Expiring 04/17/19	Barclays Bank PLC	AUD	26	18,436	18,469	—	(33)
Expiring 04/17/19	Barclays Bank PLC	AUD	22	15,698	15,628	70	—
Expiring 04/17/19	Barclays Bank PLC	AUD	22	15,611	15,627	—	(16)
Expiring 04/17/19	Citibank, N.A.	AUD	27	19,183	19,179	4	—
Expiring 04/17/19	Citibank, N.A.	AUD	19	13,504	13,497	7	—
Expiring 04/17/19	Citibank, N.A.	AUD	18	12,836	12,786	50	—
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	AUD	15	10,615	10,656	—	(41)
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	AUD	14	9,919	9,945	—	(26)
Brazilian Real,
Expiring 04/17/19	Barclays Bank PLC	BRL	136,950	34,954,058	34,935,333	18,725	—
Expiring 04/17/19	Citibank, N.A.	BRL	221,260	57,099,355	56,442,438	656,917	—
Expiring 06/25/19	Goldman Sachs Bank USA	BRL	78,682	20,754,909	19,964,656	790,253	—
British Pound,
Expiring 04/17/19	Citibank, N.A.	GBP	3,400	4,502,824	4,432,575	70,249	—
Chinese Renminbi,
Expiring 04/17/19	Barclays Bank PLC	CNH	284,476	41,253,509	42,312,187	—	(1,058,678)
Expiring 04/17/19	Barclays Bank PLC	CNH	126,408	18,363,168	18,801,642	—	(438,474)
Expiring 07/17/19	Barclays Bank PLC	CNH	284,476	42,309,435	42,296,023	13,412	—
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	CNH	126,408	18,758,292	18,794,460	—	(36,168)
Colombian Peso,
Expiring 04/17/19	Citibank, N.A.	COP	1,797,410	561,261	563,140	—	(1,879)
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	136,304	158,218,444	153,144,570	5,073,874	—

A1407

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

			Notional	Value at
			Amount	Settlement	Current	Unrealized	Unrealized
Sale Contracts	Counterparty		(000)	Date	Value	Appreciation	Depreciation

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/17/19	Citibank, N.A.	EUR	6,000	$ 6,811,274	$ 6,741,308	$ 69,966	$—
Expiring 04/17/19	Citibank, N.A.	EUR	3,700	4,185,573	4,157,140	28,433	—
Mexican Peso,
Expiring 04/17/19	Citibank, N.A.	MXN	1,720,949	88,698,201	88,390,771	307,430	—
Expiring 04/17/19	Citibank, N.A.	MXN	374,108	19,311,266	19,214,775	96,491	—
Expiring 04/17/19	Citibank, N.A.	MXN	73,980	3,929,254	3,799,734	129,520	—
Expiring 04/17/19	Goldman Sachs Bank USA	MXN	381,088	20,199,232	19,573,305	625,927	—
Expiring 05/15/19	JPMorgan Chase Bank, N.A.	MXN	440,060	22,387,500	22,496,667	—	(109,167)
Philippine Peso,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	29,749,328	29,856,274	—	(106,946)
Expiring 07/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	29,470,306	29,649,207	—	(178,901)

				$635,890,889	$629,831,937	7,989,281	(1,930,329)

						$10,883,761	$(11,142,056)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):

CDX.NA.HY.32	06/20/24	5.000%(Q)	38,240	3.487%	$ 2,332,667	$ 2,605,355	$ 272,688
CDX.NA.IG.32	06/20/24	1.000%(Q)	511,874	0.630%	8,267,476	9,259,965	992,489
CDX.NA.IG.32	06/20/29	1.000%(Q)	17,470	1.091%	(201,466)	(120,206)	81,260

					$10,398,677	$11,745,114	$1,346,437

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1408

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Interest rate swap agreements outstanding at March 31, 2019:

	Notional						Unrealized
	Amount	Termination	Fixed	Floating	Value at	Value at	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	March 31, 2019	(Depreciation)
Centrally cleared swap agreements:
EUR	3,997	08/23/47	1.498%(A)	6 Month	$ (4,320)	$ (548,484)	$ (544,164)
				EURIBOR(1)(S)
GBP	42,084	10/26/21	1.271%(S)	6 Month GBP	20,610	(330,162)	(350,772)
				LIBOR(1)(S)
GBP	201,629	10/30/21	1.385%(A)	3 Month GBP	(71,841)	(1,165,731)	(1,093,890)
				LIBOR(1)(A)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY	—	(784,847)	(784,847)
				LIBOR(1)(S)
MXN	2,451,520	04/05/21	7.351%(M)	28 Day Mexican	(23,534)	(1,655,452)	(1,631,918)
				Interbank
				Rate(2)(M)
MXN	1,393,800	04/06/22	7.330%(M)	28 Day Mexican	(53,343)	(1,084,319)	(1,030,976)
				Interbank
				Rate(2)(M)
	28,720	09/28/19	1.705%(S)	3 Month	—	(134,698)	(134,698)
				LIBOR(2)(Q)
	72,840	10/17/19	1.138%(S)	3 Month	—	(628,134)	(628,134)
				LIBOR(2)(Q)
	76,600	06/14/20	1.671%(S)	3 Month	(22,076)	(490,013)	(467,937)
				LIBOR(2)(Q)
	52,160	12/18/21	2.851%(S)	3 Month	116,900	1,071,440	954,540
				LIBOR(2)(Q)
	202,350	06/19/24	—(3)	—(3)	—	46,960	46,960
	147,141	12/31/25	2.250%(A)	1 Day USOIS(1)(A)	(1,583,779)	(1,773,143)	(189,364)
	55,304	12/31/25	2.250%(S)	3 Month	75,927	230,983	155,056
				LIBOR(1)(Q)
	229,337	01/31/26	2.500%(S)	3 Month	(3,083,488)	(2,527,962)	555,526
				LIBOR(1)(Q)
	72,705	02/15/36	3.000%(S)	3 Month	42,080	4,366,428	4,324,348
				LIBOR(2)(Q)
	56,259	02/15/44	3.330%(S)	3 Month	(2,526)	(7,624,071)	(7,621,545)
				LIBOR(1)(Q)
	53,872	05/15/44	3.000%(S)	3 Month	41,987	(3,939,723)	(3,981,710)
				LIBOR(1)(Q)
	40,700	05/15/44	2.875%(S)	3 Month	181,337	(2,008,303)	(2,189,640)
				LIBOR(1)(Q)
	56,304	08/15/44	2.750%(S)	3 Month	(796,782)	(1,432,260)	(635,478)
				LIBOR(1)(Q)

					$(5,162,848)	$(20,411,491)	$(15,248,643)

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
BRL	229,875	01/02/20	8.410%(T)	1 Day	$ 1,702,308	$ —	$ 1,702,308	Citibank, N.A.
				BROIS(2)(T)
BRL	79,700	01/02/20	8.410%(T)	1 Day	590,207	72,679	517,528	Citibank, N.A.
				BROIS(2)(T)
BRL	52,000	01/02/20	8.410%(T)	1 Day	401,006	29,381	371,625	Citibank, N.A.
				BROIS(2)(T)
BRL	46,800	01/02/20	8.410%(T)	1 Day	346,571	11,101	335,470	Citibank, N.A.
				BROIS(2)(T)
BRL	24,375	01/02/20	8.410%(T)	1 Day	187,972	25,104	162,868	Citibank, N.A.
				BROIS(2)(T)

					$ 3,228,064	$138,265	$ 3,089,799

A1409

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 25.40 bps quarterly.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$46,162,028	$—

A1410

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#		Value

LONG-TERM INVESTMENTS — 94.9%

FOREIGN BONDS — 32.6%

Argentina — 0.4%
Pampa Energia SA, Sr. Unsec’d. Notes, 144A(a)	7.500%		01/24/27			780	$687,414
YPF SA, Sr. Unsec’d. Notes, MTN	16.500%		05/09/22		ARS	1,310	18,967

							706,381

Brazil — 4.0%
Braskem Netherlands Finance BV, Gtd. Notes, 144A(a)	4.500%		01/10/28			640	622,240
Itau Unibanco Holding SA, Jr. Sub. Notes, MTN, 144A	6.125%	(ff)	—(rr	)		1,230	1,207,491
Petrobras Global Finance BV, Gtd. Notes	5.299%		01/27/25			1,074	1,089,584
Petrobras Global Finance BV, Gtd. Notes	6.850%		06/05/2115			2,780	2,688,816
Petrobras Global Finance BV, Gtd. Notes	7.375%		01/17/27			870	957,305
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%		07/14/26			600	639,360
Vale Overseas Ltd., Gtd. Notes	6.875%		11/21/36			289	330,616

							7,535,412

Chile — 1.1%
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%		01/25/47			570	600,501
Enel Chile SA, Sr. Unsec’d. Notes	4.875%		06/12/28			1,380	1,455,348

							2,055,849

China — 4.5%
China Aoyuan Group Ltd., Sr. Sec’d. Notes	6.350%		01/11/20			1,010	1,013,029
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%		11/15/22			200	203,454
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.125%		07/19/27			2,320	2,344,297
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes(a)	4.500%		10/03/23			290	304,594
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	7.250%		04/04/21			1,390	1,406,013
CRCC Yuxiang Ltd., Gtd. Notes	3.500%		05/16/23			300	300,531
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%		10/17/23			220	230,352
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%		04/10/24			480	503,522
Sinopec Group Overseas Development 2017 Ltd., Gtd. Notes	4.000%		09/13/47			490	485,583
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%		06/02/26			1,810	1,770,361

							8,561,736

Colombia — 1.6%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%		04/21/25			550	570,350
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		09/18/23			520	567,970
Millicom International Cellular SA, Sr. Unsec’d. Notes	5.125%		01/15/28			400	382,499
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	6.250%		03/25/29			470	478,136
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	5.550%		11/01/28			910	983,938

							2,982,893

A1411

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Indonesia — 3.5%
Chandra Asri Petrochemical Tbk PT, Gtd. Notes, 144A	4.950%		11/08/24		400	$380,311
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes	6.757%		11/15/48		1,680	1,934,841
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25		480	485,170
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%		10/01/24		460	481,275
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%		05/03/42		1,718	1,863,475
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%		05/20/23		490	503,843
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, MTN	5.250%		10/24/42		550	547,674
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, MTN, 144A	5.250%		10/24/42		530	527,758

						6,724,347

Kazakhstan — 2.0%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	6.375%		10/24/48		2,010	2,195,925
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A	5.750%		04/19/47		680	708,750
KazTransGas JSC, Gtd. Notes, 144A	4.375%		09/26/27		850	823,999

						3,728,674

Kuwait — 0.3%
Equate Petrochemical BV, Gtd. Notes, MTN	4.250%		11/03/26		600	605,321

Malaysia — 0.2%
Gohl Capital Ltd., Gtd. Notes	4.250%		01/24/27		460	456,526

Mexico — 5.2%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 144A	7.625%	(ff)	—(rr	)	1,800	1,800,000
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	(ff)	08/11/26		1,180	1,153,462
BBVA Bancomer SA, Sub. Notes, 144A	5.125%	(ff)	01/18/33		400	367,800
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		430	440,217
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44		1,280	1,266,150
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22		894	901,608
Petroleos Mexicanos, Gtd. Notes(a)	4.875%		01/18/24		2,600	2,559,674
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44		1,743	1,424,903

						9,913,814

Morocco — 0.6%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25		1,190	1,176,548

Peru — 2.3%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(ff)	09/22/29		80	84,001
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A(a)	3.500%		01/31/23		1,280	1,284,480
Kallpa Generacion SA, Gtd. Notes, 144A	4.125%		08/16/27		400	395,000
Petroleos del Peru SA, Sr. Unsec’d. Notes	5.625%		06/19/47		300	319,500
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%		06/19/32		1,030	1,057,038
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35		370	465,164

A1412

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Peru (cont’d.)
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	860	$873,975

				4,479,158

Qatar — 0.3%
ABQ Finance Ltd., Gtd. Notes, EMTN	3.500%	02/22/22	500	494,375

Russia — 2.0%
Lukoil International Finance BV, Gtd. Notes	6.656%	06/07/22	1,996	2,149,604
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%	10/16/23	1,610	1,668,121

				3,817,725

South Africa — 1.1%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350%	08/10/28	500	513,997
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN, 144A	6.350%	08/10/28	730	750,436
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%	07/06/27	600	615,888
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%	07/21/25	230	246,008

				2,126,329

Turkey — 1.7%
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%	04/29/21	2,840	2,641,882
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	5.125%	05/03/22	200	181,121
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A	6.875%	02/28/25	460	439,544

				3,262,547

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes, 144A	4.600%	11/02/47	550	567,334
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.875%	04/23/30	940	996,776
DAE Funding LLC, Gtd. Notes, 144A	5.000%	08/01/24	870	880,875
DP World PLC, Sr. Unsec’d. Notes, MTN, 144A	5.625%	09/25/48	610	633,888

				3,078,873

Venezuela — 0.2%
Petroleos de Venezuela SA, Gtd. Notes(d)	6.000%	05/16/24	850	189,975
Petroleos de Venezuela SA, Gtd. Notes(d)	9.000%	11/17/21	610	161,528

				351,503

TOTAL FOREIGN BONDS (cost $61,438,695)				62,058,011

SOVEREIGN BONDS — 62.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	4.125%	10/11/47	1,220	1,230,736
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.375%	05/08/48	1,295	1,398,989

A1413

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, 144A	9.500%		11/12/25		420	$476,927
Argentina Bonar Bonds (Argentina), Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days	45.562	%(c)	04/03/22	ARS	500	11,299
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7 Day Repo Reference Rate	67.546	%(c)	06/21/20	ARS	21,790	553,884
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		2,860	2,195,050
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		06/28/2117		2,940	2,169,720
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		670	568,160
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%		09/30/20		1,030	1,051,939
Avi Funding Co. Ltd. (China), Sr. Unsec’d. Notes, MTN	3.800%		09/16/25		4,150	4,209,117
Avi Funding Co. Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	2.850%		09/16/20		320	318,751
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Bonds	4.000%		03/06/20	ARS	4,148	140,616
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%		01/01/25	BRL	2,720	736,204
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.625%		01/13/28		1,860	1,874,899
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, 144A(a)	7.500%		06/01/27		1,470	1,305,507
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.000%		06/15/45		3,520	3,693,184
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.200%		05/15/49		270	290,466
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%		04/04/44		1,060	1,010,975
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		340	352,753
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%		01/27/25		910	935,034
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		1,550	1,658,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	8.750%		06/02/23		620	649,449
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	9.650%		12/13/26		2,110	2,210,225
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	7.875%		01/23/28		200	190,199
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%		12/13/26		200	209,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.750%		01/31/29		710	782,065
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	7.903%		02/21/48		400	387,457
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	6.875%		04/30/40		2,460	2,256,499
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	8.700%		03/01/49		510	530,400

A1414

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%	01/31/27		710	$743,313
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27		960	940,810
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		600	609,840
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		1,320	1,224,300
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	7.625%	05/16/29		2,540	2,482,687
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	7.875%	03/26/27		380	383,337
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	8.950%	03/26/51		760	761,421
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26		1,030	1,005,548
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		1,138	1,257,854
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%	04/15/23		1,660	1,660,086
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%	01/17/42		2,361	2,535,558
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%	01/15/45		5,000	5,318,895
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		1,200	1,323,546
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	5.625%	05/15/23	IDR	1,700,000	113,399
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/22	IDR	240,000	16,853
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	05/15/36	IDR	20,240,000	1,445,369
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	13,732,000	989,601
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%	06/15/33		720	662,616
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28		920	1,022,359
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A(a)	5.750%	01/31/27		990	968,913
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, MTN	3.875%	10/14/24		2,600	2,677,063
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes, 144A	7.250%	02/28/28		910	918,718
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		980	1,000,825
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		985	805,238
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%	01/23/46		4,497	4,332,860
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.625%	11/21/25		600	639,726
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.696%	02/23/38		1,190	1,180,844
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, MTN, 144A	7.625%	11/28/47		830	807,208
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	4.750%	06/15/26		320	292,299

A1415

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750%	06/15/26		640	$584,598
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	5.625%	01/17/28		2,070	1,940,128
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		880	907,729
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26		1,080	1,136,624
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.400%	03/30/50		200	209,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	5.625%	11/18/50		1,300	1,667,900
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%	03/14/37		300	403,878
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes(a)	3.700%	03/01/41		340	345,147
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%	02/02/42		1,920	1,947,965
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.750%	01/14/29		260	271,742
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37		850	1,000,056
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24		2,060	1,704,650
Provincia de Cordoba (Argentina), Sr. Unsec’d. Notes, 144A	7.450%	09/01/24		580	464,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	4.817%	03/14/49		2,800	2,944,026
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48		1,110	1,215,450
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		1,860	1,841,951
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.375%	07/24/44		1,290	1,199,752
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	157,586	2,240,788
Russian Federal Bond (Russia), Bonds	7.600%	07/20/22	RUB	83,510	1,263,818
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		1,800	1,946,250
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23		800	838,112
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	6.750%	03/13/48		1,120	1,033,200
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		450	431,996
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		200	199,946
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.125%	06/03/25		730	709,948
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		2,070	1,986,716
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		1,740	1,539,900
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	4.250%	04/14/26		2,370	1,990,535
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%	04/16/43		240	177,544
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24		1,400	1,324,232

A1416

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	05/11/47		4,220	$3,344,350
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.375%	09/25/32		500	445,239
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	9.750%	11/01/28		560	576,799
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,980	1,763,150
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		1,160	1,155,650
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	104,691
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	01/23/31		390	408,330
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	5.100%	06/18/50		1,390	1,483,825
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	22,710	673,128
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	7.750%	10/13/19		542	153,115
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	9.250%	09/15/27		1,486	464,375
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		920	944,720

TOTAL SOVEREIGN BONDS (cost $119,950,248)					118,505,043

TOTAL LONG-TERM INVESTMENTS (cost $181,388,943)					180,563,054

			Shares

SHORT-TERM INVESTMENTS — 11.6%

AFFILIATED MUTUAL FUNDS — 10.6%
PGIM Core Ultra Short Bond Fund(w)				8,020,698	8,020,698
PGIM Institutional Money Market Fund (cost $12,110,265; includes $12,089,695 of cash collateral for securities on loan)(b)(w)				12,106,704	12,109,126

TOTAL AFFILIATED MUTUAL FUNDS (cost $20,130,963)					20,129,824

A1417

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN TREASURY OBLIGATION(n) — 1.0%
Argentina Treasury Bills (Argentina) (cost $2,190,482)	41.412%	07/31/20	82,180	$1,811,077

OPTIONS PURCHASED~* — 0.0%
(cost $107,522)				78,761

TOTAL SHORT-TERM INVESTMENTS (cost $22,428,967)				22,019,662

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 106.5%
(cost $203,817,910)				202,582,716

OPTIONS WRITTEN~* — (0.1)%
(premiums received $115,150)				(99,569)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.4%
(cost $203,702,760)				202,483,147
Liabilities in excess of other assets(z) — (6.4)%				(12,216,519)

NET ASSETS — 100.0%				$190,266,628

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,828,019; cash collateral of $12,089,695 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchase date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs USD	Put	JPMorgan Chase Bank, N.A.	10/21/19	1.15	—	EUR 1,000	$26,252
Currency Option USD vs BRL	Put	Barclays Bank PLC	07/16/19	3.65	—	540	2,829
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	3,050.00	—	900	6,846
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	07/12/19	14,000.00	—	535	2,603
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	71.00	—	525	11,668
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	09/23/19	69.20	—	2,900	28,563

Total OTC Traded Options (cost $107,522)							$78,761

A1418

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	JPMorgan Chase Bank, N.A.	10/21/19	1.22	—	EUR 1,000	$(2,376)
Currency Option USD vs BRL	Call	Barclays Bank PLC	07/16/19	3.95	—	540	(16,213)
Currency Option USD vs COP	Call	Citibank, N.A.	08/30/19	3,250.00	—	900	(20,370)
Currency Option USD vs IDR	Call	JPMorgan Chase Bank, N.A.	07/12/19	15,200.00	—	535	(2,863)
Currency Option USD vs INR	Call	Barclays Bank PLC	07/11/19	75.00	—	525	(1,429)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	09/23/19	71.50	—	2,900	(49,424)
Currency Option USD vs COP	Put	Citibank, N.A.	08/30/19	2,950.00	—	900	(2,563)
Currency Option USD vs INR	Put	Barclays Bank PLC	07/11/19	69.00	—	525	(4,331)

Total OTC Traded Options (premiums received $115,150)							$(99,569)

Futures contracts outstanding at March 31, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
20	10 Year U.S. Treasury Notes	Jun. 2019	$ 2,484,375	$ 42,031

Forward foreign currency exchange contracts outstanding at March 31, 2019:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/15/19	Citibank, N.A.	BRL	1,790	$471,736	$456,680	$—	$(15,056)
Expiring 04/15/19	Citibank, N.A.	BRL	1,143	304,402	291,611	—	(12,791)
Expiring 04/15/19	Citibank, N.A.	BRL	1,092	291,784	278,600	—	(13,184)
Indian Rupee,
Expiring 04/15/19	Barclays Bank PLC	INR	23,623	331,249	340,092	8,843	—
Expiring 04/15/19	Barclays Bank PLC	INR	14,601	203,278	210,198	6,920	—
Indonesian Rupiah,
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	IDR	2,857,511	202,030	200,234	—	(1,796)
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	IDR	2,106,180	147,657	147,586	—	(71)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	941	250,066	250,778	712	—

				$2,202,202	$2,175,779	16,475	(42,898)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 04/15/19	JPMorgan Chase Bank, N.A.	BRL	1,092	$ 291,854	$ 278,600	$ 13,254	$ —
Euro,
Expiring 04/17/19	Citibank, N.A.	EUR	684	779,262	768,509	10,753	—
Expiring 04/17/19	Citibank, N.A.	EUR	170	197,332	191,004	6,328	—
Russian Ruble,
Expiring 04/15/19	Bank of America, N.A.	RUB	60,429	914,801	918,307	—	(3,506)

A1419

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/15/19	Bank of America, N.A.	RUB	51,660	$765,311	$785,049	$ —	$ (19,738)
Expiring 04/15/19	Bank of America, N.A.	RUB	35,723	538,646	542,863	—	(4,217)
Saudi Arabian Riyal,
Expiring 11/14/19	Bank of America, N.A.	SAR	8,788	2,340,401	2,341,954	—	(1,553)
Expiring 11/14/19	Bank of America, N.A.	SAR	6,634	1,767,088	1,767,978	—	(890)
Expiring 11/14/19	Bank of America, N.A.	SAR	5,264	1,402,611	1,402,869	—	(258)

				$8,997,306	$8,997,133	30,335	(30,162)

						$46,810	$ (73,060)

Credit default swap agreements outstanding at March 31, 2019:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Kingdom of Saudi Arabia	12/20/22	1.000%(Q)	1,900	$(25,305)	$2,710	$(28,015)	Barclays Bank PLC
Republic of Korea	12/20/22	1.000%(Q)	3,500	(97,297)	(50,250)	(47,047)	Barclays Bank PLC

				$(122,602)	$(47,540)	$(75,062)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Goldman Sachs & Co. LLC	$23,006	$ —

A1420

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

United States	10.6%
Indonesia	10.6
Mexico	7.5
China	6.9
Turkey	6.8
Argentina	6.1
Brazil	5.3
Russia	5.3
Colombia	3.7
Peru	3.4
Kazakhstan	3.4
South Africa	2.7
Qatar	2.4
United Arab Emirates	2.3
Ecuador	2.1
Ukraine	2.1
Egypt	2.1
Ghana	1.9
Philippines	1.9
Dominican Republic	1.6
Sri Lanka	1.5
Oman	1.5
Uruguay	1.4

Nigeria	1.4%
Chile	1.1
Angola	1.0
Kuwait	0.8
Senegal	0.8
Paraguay	0.7
Hungary	0.7
Morocco	0.6
Armenia	0.6
Jamaica	0.5
Costa Rica	0.5
Guatemala	0.5
Venezuela	0.5
Jordan	0.5
Vietnam	0.5
El Salvador	0.5
Kenya	0.5
Panama	0.5
Lebanon	0.4
Ivory Coast	0.3
Ethiopia	0.3
Malaysia	0.2
Options Purchased	0.0 *

106.5
Options Written	(0.1)
Liabilities in excess of other assets	(6.4)

100.0%

*	Less than +/- 0.05%

A1421

Glossary

SCHEDULE OF INVESTMENTS	March 31, 2019 (unaudited)

The following abbreviations are used in the preceding Portfolio’s descriptions:

Currency:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Exchange:
BCXE	Bats Chi-X Europe Limited
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
MICEX	Moscow Interbank Currency Exchange
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
SGX	Singapore Exchange
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Market
XTSE	Toronto Stock Exchange
Index:

Bovespa	Sao Paulo Stock Exchange Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CMDSKEWLSGS	Custom Basket1042
HSCEI	Hang Seng China Enterprises Index
JMABNIC2	J.P. Morgan NIC 2 Index
JMABCTNE	J.P. Morgan CTNE Commodity Index
KOSPI	Korean Stock Exchange Index
SET	Stock Exchange of Thailand SET Index
WIG20	Warsaw Stock Exchange Index
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BRTDUBAI	BRTDUBAI Calendar Swap
BZDIOVRA	Brazil Interbank Deposit Rate
bps	Basis Points
CIXBSTR3	Citi Commodities Post Roll
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
EURMARGIN	European Refined Margin
GDR	Global Depositary Receipt
GOLDLNPM	London Gold Market Fixing Ltd. PM
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
L3	Level 3
LIBOR	London Interbank Offered Rate
MEHMIDCAL	MEHMIDCAL Calendar Swap
MIDWTICAL	WOT Calendar Swap
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NAPGASFO	Naphtha Fuel Oil Spread
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SDR	Special Drawing Rights
SLM	Student Loan Mortgage
SLVRLND	London Silver Market Fixing Ltd.
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security

Other information regarding the Trust is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

A1422